UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of principal executive offices) (Zip code)

Paul Chryssikos, Esq.

Lincoln Financial Group

150 North Radnor Chester Road
Radnor, Pennsylvania 19087
(Name and address of agent for service)

Copies of all communications to:

David P. Bartels, Esq.

James V. Catano, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Registrant’s telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

LVIP Global Equity Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Global Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$35	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$966,385,390
  # of Portfolio Holdings114
  Portfolio Turnover Rate94%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	93.3%
Money Market Funds	5.4%
Loan Agreements	0.5%
Corporate Bonds	0.1%
Short-Term Investments	0.1%
Warrants	0.0%
Other	0.6%

Top 5 Industries (Equity)

Table Summary
Interactive Media & Services	11.7%
Pharmaceuticals	7.9%
Software	6.9%
Broadline Retail	6.4%
Banks	5.6%

Top 5 Countries (Equity)

Table Summary
United States	49.8%
United Kingdom	10.4%
Switzerland	5.2%
France	4.6%
China	3.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Equity Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Global Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.96%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$966,385,390
  # of Portfolio Holdings114
  Portfolio Turnover Rate94%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	93.3%
Money Market Funds	5.4%
Loan Agreements	0.5%
Corporate Bonds	0.1%
Short-Term Investments	0.1%
Warrants	0.0%
Other	0.6%

Top 5 Industries (Equity)

Table Summary
Interactive Media & Services	11.7%
Pharmaceuticals	7.9%
Software	6.9%
Broadline Retail	6.4%
Banks	5.6%

Top 5 Countries (Equity)

Table Summary
United States	49.8%
United Kingdom	10.4%
Switzerland	5.2%
France	4.6%
China	3.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Government Money Market Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,893,409,040
  # of Portfolio Holdings178

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Repurchase Agreements	41.6%
U.S. Treasury Obligations	29.8%
Agency Obligations	28.0%
Money Market Funds	0.1%
Other	0.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Government Money Market Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,893,409,040
  # of Portfolio Holdings178

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Repurchase Agreements	41.6%
U.S. Treasury Obligations	29.8%
Agency Obligations	28.0%
Money Market Funds	0.1%
Other	0.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Core Bond Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$3,769,329,582
  # of Portfolio Holdings3,054
  Portfolio Turnover Rate23%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
U.S. Treasury Obligations	33.8%
Corporate Bonds	24.3%
Agency Mortgage-Backed Securities	20.0%
Non-Agency Asset-Backed Securities	8.9%
Agency Collateralized Mortgage Obligations	3.4%
Non-Agency Commercial Mortgage-Backed Securities	2.5%
Non-Agency Collateralized Mortgage Obligations	2.2%
Agency Commercial Mortgage-Backed Securities	2.2%
Money Market Funds	1.9%
Sovereign Bonds	0.8%
Other	0.0%

Top 5 Industries (Fixed Income)

Table Summary
Banks	9.6%
Electric	2.5%
Diversified Financial Services	1.0%
Pipelines	1.0%
Telecommunications	0.9%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	57.1%
AAA	5.0%
AA	4.2%
A	14.8%
BBB	11.5%
BB	0.0%
B	0.0%
CCC	0.0%
C	0.0%
Not Rated	7.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Core Bond Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$3,769,329,582
  # of Portfolio Holdings3,054
  Portfolio Turnover Rate23%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
U.S. Treasury Obligations	33.8%
Corporate Bonds	24.3%
Agency Mortgage-Backed Securities	20.0%
Non-Agency Asset-Backed Securities	8.9%
Agency Collateralized Mortgage Obligations	3.4%
Non-Agency Commercial Mortgage-Backed Securities	2.5%
Non-Agency Collateralized Mortgage Obligations	2.2%
Agency Commercial Mortgage-Backed Securities	2.2%
Money Market Funds	1.9%
Sovereign Bonds	0.8%
Other	0.0%

Top 5 Industries (Fixed Income)

Table Summary
Banks	9.6%
Electric	2.5%
Diversified Financial Services	1.0%
Pipelines	1.0%
Telecommunications	0.9%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	57.1%
AAA	5.0%
AA	4.2%
A	14.8%
BBB	11.5%
BB	0.0%
B	0.0%
CCC	0.0%
C	0.0%
Not Rated	7.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan High Yield Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$35	0.69%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$541,241,044
  # of Portfolio Holdings706
  Portfolio Turnover Rate17%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Corporate Bonds	85.1%
Loan Agreements	9.3%
Money Market Funds	1.8%
U.S. Treasury Obligations	1.5%
Common Stock	1.3%
Preferred Stocks	0.3%
Rights	0.2%
Investment Companies	0.0%
Warrants	0.0%
Other	0.5%

Top 5 Industries (Fixed Income)

Table Summary
Media	12.7%
Commercial Services	5.3%
Health Care Services	4.7%
Oil & Gas	4.6%
Pipelines	4.5%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	1.6%
BBB	9.4%
BB	56.2%
B	22.3%
CCC	7.8%
C	0.1%
Not Rated	2.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan High Yield Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.94%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$541,241,044
  # of Portfolio Holdings706
  Portfolio Turnover Rate17%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Corporate Bonds	85.1%
Loan Agreements	9.3%
Money Market Funds	1.8%
U.S. Treasury Obligations	1.5%
Common Stock	1.3%
Preferred Stocks	0.3%
Rights	0.2%
Investment Companies	0.0%
Warrants	0.0%
Other	0.5%

Top 5 Industries (Fixed Income)

Table Summary
Media	12.7%
Commercial Services	5.3%
Health Care Services	4.7%
Oil & Gas	4.6%
Pipelines	4.5%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	1.6%
BBB	9.4%
BB	56.2%
B	22.3%
CCC	7.8%
C	0.1%
Not Rated	2.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Mid Cap Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$39	0.74%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$305,422,322
  # of Portfolio Holdings105
  Portfolio Turnover Rate46%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.8%
Money Market Funds	4.1%
Other	(1.9%)

Top 5 Industries (Equity)

Table Summary
Oil, Gas & Consumable Fuels	5.6%
Health Care Providers & Services	5.4%
Machinery	5.4%
Electronic Equipment, Instruments & Components	4.9%
Insurance	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Mid Cap Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	0.99%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$305,422,322
  # of Portfolio Holdings105
  Portfolio Turnover Rate46%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.8%
Money Market Funds	4.1%
Other	(1.9%)

Top 5 Industries (Equity)

Table Summary
Oil, Gas & Consumable Fuels	5.6%
Health Care Providers & Services	5.4%
Machinery	5.4%
Electronic Equipment, Instruments & Components	4.9%
Insurance	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Retirement Income Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$203,049,137
  # of Portfolio Holdings19
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	57.0%
Equity Funds	23.6%
International Equity Funds	12.5%
Global Equity Funds	4.0%
Money Market Funds	2.8%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Retirement Income Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$203,049,137
  # of Portfolio Holdings19
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	57.0%
Equity Funds	23.6%
International Equity Funds	12.5%
Global Equity Funds	4.0%
Money Market Funds	2.8%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.78%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$501,415,223
  # of Portfolio Holdings459
  Portfolio Turnover Rate36%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	94.3%
Money Market Funds	6.1%
Rights	0.0%
Other	(0.4%)

Top 5 Industries (Equity)

Table Summary
Oil, Gas & Consumable Fuels	5.0%
Machinery	4.7%
Capital Markets	4.4%
Health Care Providers & Services	4.4%
Insurance	4.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.03%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$501,415,223
  # of Portfolio Holdings459
  Portfolio Turnover Rate36%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	94.3%
Money Market Funds	6.1%
Rights	0.0%
Other	(0.4%)

Top 5 Industries (Equity)

Table Summary
Oil, Gas & Consumable Fuels	5.0%
Machinery	4.7%
Capital Markets	4.4%
Health Care Providers & Services	4.4%
Insurance	4.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Short Duration Bond Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Short Duration Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.47%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,093,815,466
  # of Portfolio Holdings308
  Portfolio Turnover Rate23%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Corporate Bonds	24.8%
U.S. Treasury Obligations	23.8%
Non-Agency Asset-Backed Securities	21.9%
Agency Mortgage-Backed Securities	11.5%
Agency Collateralized Mortgage Obligations	11.1%
Money Market Funds	4.3%
Agency Commercial Mortgage-Backed Securities	1.6%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Non-Agency Collateralized Mortgage Obligations	0.5%
Short-Term Investments	0.3%
Other	(1.1%)

Top 5 Industries (Fixed Income)

Table Summary
Banks	14.3%
Diversified Financial Services	2.4%
Electric	1.6%
Insurance	1.5%
Auto Manufacturers	1.0%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	38.2%
AAA	18.5%
AA	7.5%
A	17.9%
BBB	7.3%
Not Rated	10.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Short Duration Bond Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Short Duration Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.77%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,093,815,466
  # of Portfolio Holdings308
  Portfolio Turnover Rate23%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Corporate Bonds	24.8%
U.S. Treasury Obligations	23.8%
Non-Agency Asset-Backed Securities	21.9%
Agency Mortgage-Backed Securities	11.5%
Agency Collateralized Mortgage Obligations	11.1%
Money Market Funds	4.3%
Agency Commercial Mortgage-Backed Securities	1.6%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Non-Agency Collateralized Mortgage Obligations	0.5%
Short-Term Investments	0.3%
Other	(1.1%)

Top 5 Industries (Fixed Income)

Table Summary
Banks	14.3%
Diversified Financial Services	2.4%
Electric	1.6%
Insurance	1.5%
Auto Manufacturers	1.0%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	38.2%
AAA	18.5%
AA	7.5%
A	17.9%
BBB	7.3%
Not Rated	10.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Small Cap Core Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$42	0.76%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$240,999,813
  # of Portfolio Holdings621
  Portfolio Turnover Rate51%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.1%
Money Market Funds	1.0%
Rights	0.0%
Other	(0.1%)

Top 5 Industries (Equity)

Table Summary
Banks	11.0%
Biotechnology	10.6%
Software	6.5%
Semiconductors & Semiconductor Equipment	3.8%
Electronic Equipment, Instruments & Components	3.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Small Cap Core Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.01%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$240,999,813
  # of Portfolio Holdings621
  Portfolio Turnover Rate51%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.1%
Money Market Funds	1.0%
Rights	0.0%
Other	(0.1%)

Top 5 Industries (Equity)

Table Summary
Banks	11.0%
Biotechnology	10.6%
Software	6.5%
Semiconductors & Semiconductor Equipment	3.8%
Electronic Equipment, Instruments & Components	3.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan U.S. Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$410,002,435
  # of Portfolio Holdings65
  Portfolio Turnover Rate29%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.4%
Money Market Funds	0.3%
Other	0.3%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	20.6%
Interactive Media & Services	9.0%
Technology Hardware, Storage & Peripherals	7.2%
Software	6.1%
Broadline Retail	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan U.S. Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.88%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$410,002,435
  # of Portfolio Holdings65
  Portfolio Turnover Rate29%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.4%
Money Market Funds	0.3%
Other	0.3%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	20.6%
Interactive Media & Services	9.0%
Technology Hardware, Storage & Peripherals	7.2%
Software	6.1%
Broadline Retail	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Loomis Sayles Global Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.77%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$200,309,728
  # of Portfolio Holdings43
  Portfolio Turnover Rate12%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.0%
Money Market Funds	2.7%
Other	0.3%

Top 5 Industries (Equity)

Table Summary
Interactive Media & Services	19.5%
Broadline Retail	11.7%
Software	8.8%
Pharmaceuticals	7.6%
Automobiles	7.6%

Top 5 Countries (Equity)

Table Summary
United States	58.6%
Switzerland	6.3%
China	5.3%
Uruguay	5.1%
United Kingdom	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Loomis Sayles Global Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.12%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$200,309,728
  # of Portfolio Holdings43
  Portfolio Turnover Rate12%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.0%
Money Market Funds	2.7%
Other	0.3%

Top 5 Industries (Equity)

Table Summary
Interactive Media & Services	19.5%
Broadline Retail	11.7%
Software	8.8%
Pharmaceuticals	7.6%
Automobiles	7.6%

Top 5 Countries (Equity)

Table Summary
United States	58.6%
Switzerland	6.3%
China	5.3%
Uruguay	5.1%
United Kingdom	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Multi-Manager International Equity Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Multi-Manager International Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$10	0.19%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$551,313,472
  # of Portfolio Holdings13
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	94.4%
Money Market Funds	5.1%
Other	0.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Multi-Manager International Equity Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Multi-Manager International Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.44%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$551,313,472
  # of Portfolio Holdings13
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	94.4%
Money Market Funds	5.1%
Other	0.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP MFS International Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$39	0.79%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,483,892,321
  # of Portfolio Holdings83
  Portfolio Turnover Rate11%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.9%
U.S. Treasury Obligations	1.5%
Money Market Funds	0.0%
Other	0.6%

Top 5 Industries (Equity)

Table Summary
Chemicals	11.9%
Pharmaceuticals	9.1%
Semiconductors & Semiconductor Equipment	7.5%
Metals & Mining	6.2%
Hotels, Restaurants & Leisure	5.4%

Top 5 Countries (Equity)

Table Summary
Japan	13.0%
France	12.7%
United Kingdom	10.3%
Germany	9.7%
Switzerland	9.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP MFS International Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.04%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,483,892,321
  # of Portfolio Holdings83
  Portfolio Turnover Rate11%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.9%
U.S. Treasury Obligations	1.5%
Money Market Funds	0.0%
Other	0.6%

Top 5 Industries (Equity)

Table Summary
Chemicals	11.9%
Pharmaceuticals	9.1%
Semiconductors & Semiconductor Equipment	7.5%
Metals & Mining	6.2%
Hotels, Restaurants & Leisure	5.4%

Top 5 Countries (Equity)

Table Summary
Japan	13.0%
France	12.7%
United Kingdom	10.3%
Germany	9.7%
Switzerland	9.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP MFS Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.61%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,275,226,213
  # of Portfolio Holdings72
  Portfolio Turnover Rate20%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.6%
Short-Term Investments	0.8%
Money Market Funds	0.0%
Other	0.6%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	8.5%
Insurance	8.5%
Banks	8.5%
Aerospace & Defense	7.4%
Health Care Providers & Services	6.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP MFS Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.86%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,275,226,213
  # of Portfolio Holdings72
  Portfolio Turnover Rate20%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.6%
Short-Term Investments	0.8%
Money Market Funds	0.0%
Other	0.6%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	8.5%
Insurance	8.5%
Banks	8.5%
Aerospace & Defense	7.4%
Health Care Providers & Services	6.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Mondrian Global Income Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.67%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$402,102,311
  # of Portfolio Holdings98
  Portfolio Turnover Rate8%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Sovereign Bonds	56.9%
U.S. Treasury Obligations	37.9%
Supranational Banks	2.3%
Money Market Funds	1.7%
Corporate Bonds	0.0%
Other	1.2%

Top 5 Countries (Fixed Income)

Table Summary
United States	37.9%
United Kingdom	8.4%
New Zealand	5.8%
Spain	4.9%
Republic Of Korea	4.3%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	39.1%
AAA	21.4%
AA	16.2%
A	2.5%
BBB	6.4%
Not Rated	14.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Mondrian Global Income Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.92%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$402,102,311
  # of Portfolio Holdings98
  Portfolio Turnover Rate8%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Sovereign Bonds	56.9%
U.S. Treasury Obligations	37.9%
Supranational Banks	2.3%
Money Market Funds	1.7%
Corporate Bonds	0.0%
Other	1.2%

Top 5 Countries (Fixed Income)

Table Summary
United States	37.9%
United Kingdom	8.4%
New Zealand	5.8%
Spain	4.9%
Republic Of Korea	4.3%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	39.1%
AAA	21.4%
AA	16.2%
A	2.5%
BBB	6.4%
Not Rated	14.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Mondrian International Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.74%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,155,214,234
  # of Portfolio Holdings52
  Portfolio Turnover Rate18%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.2%
Money Market Funds	0.2%
Other	0.6%

Top 5 Industries (Equity)

Table Summary
Banks	12.8%
Pharmaceuticals	9.6%
Insurance	6.8%
Household Durables	6.3%
Food Products	5.4%

Top 5 Countries (Equity)

Table Summary
Japan	25.4%
United Kingdom	16.2%
France	15.8%
Germany	10.0%
Hong Kong	6.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Mondrian International Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.99%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,155,214,234
  # of Portfolio Holdings52
  Portfolio Turnover Rate18%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.2%
Money Market Funds	0.2%
Other	0.6%

Top 5 Industries (Equity)

Table Summary
Banks	12.8%
Pharmaceuticals	9.6%
Insurance	6.8%
Household Durables	6.3%
Food Products	5.4%

Top 5 Countries (Equity)

Table Summary
Japan	25.4%
United Kingdom	16.2%
France	15.8%
Germany	10.0%
Hong Kong	6.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura Diversified Floating Rate Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Nomura Diversified Floating Rate Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.64%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$780,340,555
  # of Portfolio Holdings278
  Portfolio Turnover Rate67%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
U.S. Treasury Obligations	24.6%
Corporate Bonds	22.2%
Supranational Banks	13.3%
Non-Agency Commercial Mortgage-Backed Securities	8.1%
Agency Mortgage-Backed Securities	7.4%
Non-Agency Asset-Backed Securities	7.1%
Money Market Funds	4.5%
Loan Agreements	2.9%
Regional Bonds	2.7%
Agency Collateralized Mortgage Obligations	2.7%
Other	4.5%

Top 5 Industries (Fixed Income)

Table Summary
Banks	4.3%
Diversified Financial Services	3.1%
Internet	1.3%
Chemicals	1.3%
Pharmaceuticals	1.1%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	34.8%
AAA	32.4%
AA	8.3%
A	7.1%
BBB	10.1%
BB	5.0%
B	1.9%
Not Rated	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura Diversified Floating Rate Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Nomura Diversified Floating Rate Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.89%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$780,340,555
  # of Portfolio Holdings278
  Portfolio Turnover Rate67%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
U.S. Treasury Obligations	24.6%
Corporate Bonds	22.2%
Supranational Banks	13.3%
Non-Agency Commercial Mortgage-Backed Securities	8.1%
Agency Mortgage-Backed Securities	7.4%
Non-Agency Asset-Backed Securities	7.1%
Money Market Funds	4.5%
Loan Agreements	2.9%
Regional Bonds	2.7%
Agency Collateralized Mortgage Obligations	2.7%
Other	4.5%

Top 5 Industries (Fixed Income)

Table Summary
Banks	4.3%
Diversified Financial Services	3.1%
Internet	1.3%
Chemicals	1.3%
Pharmaceuticals	1.1%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	34.8%
AAA	32.4%
AA	8.3%
A	7.1%
BBB	10.1%
BB	5.0%
B	1.9%
Not Rated	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura High Yield Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Nomura High Yield Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$36	0.73%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$157,892,942
  # of Portfolio Holdings749
  Portfolio Turnover Rate69%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Corporate Bonds	94.6%
Money Market Funds	3.8%
Loan Agreements	0.6%
Other	1.0%

Top 5 Industries (Fixed Income)

Table Summary
Media	9.3%
Oil & Gas	6.2%
Telecommunications	6.0%
Diversified Financial Services	5.6%
Commercial Services	5.2%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
BBB	7.8%
BB	63.0%
B	21.5%
CCC	7.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura High Yield Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Nomura High Yield Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.03%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$157,892,942
  # of Portfolio Holdings749
  Portfolio Turnover Rate69%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Corporate Bonds	94.6%
Money Market Funds	3.8%
Loan Agreements	0.6%
Other	1.0%

Top 5 Industries (Fixed Income)

Table Summary
Media	9.3%
Oil & Gas	6.2%
Telecommunications	6.0%
Diversified Financial Services	5.6%
Commercial Services	5.2%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
BBB	7.8%
BB	63.0%
B	21.5%
CCC	7.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura Mid Cap Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Nomura Mid Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.42%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,104,053,056
  # of Portfolio Holdings95
  Portfolio Turnover Rate10%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.9%
Money Market Funds	1.9%
Short-Term Investments	1.5%
Other	(1.3%)

Top 5 Industries (Equity)

Table Summary
Insurance	6.6%
Oil, Gas & Consumable Fuels	6.6%
Machinery	5.3%
Electronic Equipment, Instruments & Components	4.4%
Electric Utilities	4.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura Mid Cap Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Nomura Mid Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.77%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,104,053,056
  # of Portfolio Holdings95
  Portfolio Turnover Rate10%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.9%
Money Market Funds	1.9%
Short-Term Investments	1.5%
Other	(1.3%)

Top 5 Industries (Equity)

Table Summary
Insurance	6.6%
Oil, Gas & Consumable Fuels	6.6%
Machinery	5.3%
Electronic Equipment, Instruments & Components	4.4%
Electric Utilities	4.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura SMID Cap Core Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Nomura SMID Cap Core Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$44	0.80%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$753,211,552
  # of Portfolio Holdings125
  Portfolio Turnover Rate23%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.6%
Money Market Funds	1.5%
Rights	0.0%
Other	(0.1%)

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	8.2%
Banks	6.8%
Software	5.3%
Construction & Engineering	5.0%
Biotechnology	4.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura SMID Cap Core Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Nomura SMID Cap Core Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$60	1.10%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$753,211,552
  # of Portfolio Holdings125
  Portfolio Turnover Rate23%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.6%
Money Market Funds	1.5%
Rights	0.0%
Other	(0.1%)

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	8.2%
Banks	6.8%
Software	5.3%
Construction & Engineering	5.0%
Biotechnology	4.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura Social Awareness Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Nomura Social Awareness Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.44%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$818,077,187
  # of Portfolio Holdings92
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.5%
Money Market Funds	1.5%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	13.9%
Software	9.9%
Interactive Media & Services	8.7%
Banks	5.7%
Technology Hardware, Storage & Peripherals	5.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura Social Awareness Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Nomura Social Awareness Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.79%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$818,077,187
  # of Portfolio Holdings92
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.5%
Money Market Funds	1.5%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	13.9%
Software	9.9%
Interactive Media & Services	8.7%
Banks	5.7%
Technology Hardware, Storage & Peripherals	5.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura U.S. Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Nomura U.S. Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.73%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$518,304,189
  # of Portfolio Holdings58
  Portfolio Turnover Rate25%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.6%
Money Market Funds	0.5%
Other	(0.1%)

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	30.4%
Interactive Media & Services	12.7%
Software	11.2%
Technology Hardware, Storage & Peripherals	8.6%
Automobiles	3.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura U.S. Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Nomura U.S. Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.03%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$518,304,189
  # of Portfolio Holdings58
  Portfolio Turnover Rate25%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.6%
Money Market Funds	0.5%
Other	(0.1%)

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	30.4%
Interactive Media & Services	12.7%
Software	11.2%
Technology Hardware, Storage & Peripherals	8.6%
Automobiles	3.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura U.S. REIT Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Nomura U.S. REIT Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$45	0.83%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$387,691,991
  # of Portfolio Holdings70
  Portfolio Turnover Rate3%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.2%
Money Market Funds	0.5%
Other	0.3%

Top 5 Industries (Equity)

Table Summary
REIT Diversified	20.9%
REIT Health Care	18.8%
REIT Apartments	12.3%
REIT Storage	10.1%
REIT Warehouse/Industry	9.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura U.S. REIT Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Nomura U.S. REIT Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	1.13%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$387,691,991
  # of Portfolio Holdings70
  Portfolio Turnover Rate3%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.2%
Money Market Funds	0.5%
Other	0.3%

Top 5 Industries (Equity)

Table Summary
REIT Diversified	20.9%
REIT Health Care	18.8%
REIT Apartments	12.3%
REIT Storage	10.1%
REIT Warehouse/Industry	9.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP PIMCO Low Duration Bond Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$27	0.55%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$855,730,010
  # of Portfolio Holdings572
  Portfolio Turnover Rate174%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Corporate Bonds	42.2%
Non-Agency Asset-Backed Securities	27.3%
Agency Collateralized Mortgage Obligations	16.5%
Agency Mortgage-Backed Securities	14.8%
Short-Term Investments	4.5%
Sovereign Bonds	3.7%
Non-Agency Collateralized Mortgage Obligations	2.9%
Non-Agency Commercial Mortgage-Backed Securities	1.6%
Municipal Bonds	0.5%
Money Market Fund	0.4%
Other	(14.4%)

Top 5 Industries (Fixed Income)

Table Summary
Banks	16.5%
Diversified Financial Services	4.6%
Auto Manufacturers	4.2%
Electric	3.9%
Insurance	2.5%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	13.9%
AAA	29.5%
AA	5.4%
A	19.8%
BBB	13.1%
BB	1.8%
Not Rated	16.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP PIMCO Low Duration Bond Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.80%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$855,730,010
  # of Portfolio Holdings572
  Portfolio Turnover Rate174%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Corporate Bonds	42.2%
Non-Agency Asset-Backed Securities	27.3%
Agency Collateralized Mortgage Obligations	16.5%
Agency Mortgage-Backed Securities	14.8%
Short-Term Investments	4.5%
Sovereign Bonds	3.7%
Non-Agency Collateralized Mortgage Obligations	2.9%
Non-Agency Commercial Mortgage-Backed Securities	1.6%
Municipal Bonds	0.5%
Money Market Fund	0.4%
Other	(14.4%)

Top 5 Industries (Fixed Income)

Table Summary
Banks	16.5%
Diversified Financial Services	4.6%
Auto Manufacturers	4.2%
Electric	3.9%
Insurance	2.5%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	13.9%
AAA	29.5%
AA	5.4%
A	19.8%
BBB	13.1%
BB	1.8%
Not Rated	16.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Conservative Index Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Conservative Index Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$10	0.20%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$153,069,389
  # of Portfolio Holdings7
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	59.5%
Equity Funds	22.3%
International Equity Funds	18.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Conservative Index Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Conservative Index Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.45%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$153,069,389
  # of Portfolio Holdings7
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	59.5%
Equity Funds	22.3%
International Equity Funds	18.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Moderate Index Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Moderate Index Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$735,376,171
  # of Portfolio Holdings7
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	39.6%
Equity Funds	34.3%
International Equity Funds	26.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Moderate Index Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Moderate Index Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$735,376,171
  # of Portfolio Holdings7
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	39.6%
Equity Funds	34.3%
International Equity Funds	26.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Moderately Aggressive Index Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Moderately Aggressive Index Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$747,597,405
  # of Portfolio Holdings7
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	38.2%
International Equity Funds	32.2%
Fixed Income Funds	29.6%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Moderately Aggressive Index Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Moderately Aggressive Index Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$747,597,405
  # of Portfolio Holdings7
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	38.2%
International Equity Funds	32.2%
Fixed Income Funds	29.6%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Conservative Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.26%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$130,472,544
  # of Portfolio Holdings6
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	59.5%
Equity Funds	22.3%
International Equity Funds	18.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Conservative Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$130,472,544
  # of Portfolio Holdings6
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	59.5%
Equity Funds	22.3%
International Equity Funds	18.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Moderate Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$865,819,514
  # of Portfolio Holdings6
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	39.5%
Equity Funds	34.3%
International Equity Funds	26.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Moderate Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$865,819,514
  # of Portfolio Holdings6
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	39.5%
Equity Funds	34.3%
International Equity Funds	26.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Moderately Aggressive Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$525,415,269
  # of Portfolio Holdings7
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	38.3%
International Equity Funds	32.1%
Fixed Income Funds	29.6%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Moderately Aggressive Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$525,415,269
  # of Portfolio Holdings7
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	38.3%
International Equity Funds	32.1%
Fixed Income Funds	29.6%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Bond Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Bond Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.37%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,624,711,618
  # of Portfolio Holdings5,376
  Portfolio Turnover Rate22%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
U.S. Treasury Obligations	45.8%
Corporate Bonds	24.1%
Agency Mortgage-Backed Securities	23.4%
Money Market Funds	2.3%
Sovereign Bonds	1.4%
Supranational Banks	1.2%
Agency Commercial Mortgage-Backed Securities	0.7%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Agency Obligations	0.6%
Non-Agency Asset-Backed Securities	0.4%
Other	(0.6%)

Top 5 Industries (Fixed Income)

Table Summary
Banks	5.2%
Electric	2.2%
Pharmaceuticals	1.3%
Telecommunications	1.0%
Pipelines	0.9%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	71.3%
AAA	3.1%
AA	4.9%
A	11.4%
BBB	9.3%
Not Rated	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Bond Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Bond Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,624,711,618
  # of Portfolio Holdings5,376
  Portfolio Turnover Rate22%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
U.S. Treasury Obligations	45.8%
Corporate Bonds	24.1%
Agency Mortgage-Backed Securities	23.4%
Money Market Funds	2.3%
Sovereign Bonds	1.4%
Supranational Banks	1.2%
Agency Commercial Mortgage-Backed Securities	0.7%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Agency Obligations	0.6%
Non-Agency Asset-Backed Securities	0.4%
Other	(0.6%)

Top 5 Industries (Fixed Income)

Table Summary
Banks	5.2%
Electric	2.2%
Pharmaceuticals	1.3%
Telecommunications	1.0%
Pipelines	0.9%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	71.3%
AAA	3.1%
AA	4.9%
A	11.4%
BBB	9.3%
Not Rated	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Emerging Markets Equity Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Emerging Markets Equity Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$28	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$283,041,822
  # of Portfolio Holdings1,077
  Portfolio Turnover Rate3%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	93.2%
Money Market Funds	4.1%
Preferred Stocks	1.6%
Warrants	0.0%
Other	1.1%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	26.9%
Banks	12.5%
Technology Hardware, Storage & Peripherals	9.8%
Electronic Equipment, Instruments & Components	4.9%
Metals & Mining	3.3%

Top 5 Countries (Equity)

Table Summary
Taiwan	27.1%
Republic Of Korea	23.4%
China	14.4%
India	10.7%
Brazil	3.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Emerging Markets Equity Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Emerging Markets Equity Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.75%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$283,041,822
  # of Portfolio Holdings1,077
  Portfolio Turnover Rate3%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	93.2%
Money Market Funds	4.1%
Preferred Stocks	1.6%
Warrants	0.0%
Other	1.1%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	26.9%
Banks	12.5%
Technology Hardware, Storage & Peripherals	9.8%
Electronic Equipment, Instruments & Components	4.9%
Metals & Mining	3.3%

Top 5 Countries (Equity)

Table Summary
Taiwan	27.1%
Republic Of Korea	23.4%
China	14.4%
India	10.7%
Brazil	3.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Global Tactical Allocation Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.37%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$591,438,404
  # of Portfolio Holdings30
  Portfolio Turnover Rate38%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	43.1%
Fixed Income Funds	32.2%
International Equity Funds	20.3%
Money Market Funds	4.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Global Tactical Allocation Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$591,438,404
  # of Portfolio Holdings30
  Portfolio Turnover Rate38%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	43.1%
Fixed Income Funds	32.2%
International Equity Funds	20.3%
Money Market Funds	4.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street International Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street International Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.37%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$3,073,556,384
  # of Portfolio Holdings681
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.2%
Money Market Funds	1.6%
Preferred Stocks	0.2%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Other	1.0%

Top 5 Industries (Equity)

Table Summary
Banks	15.0%
Semiconductors & Semiconductor Equipment	7.9%
Pharmaceuticals	7.7%
Insurance	5.5%
Electrical Equipment	3.6%

Top 5 Countries (Equity)

Table Summary
Japan	23.2%
United Kingdom	13.1%
Switzerland	9.9%
France	9.2%
Germany	8.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street International Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street International Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$3,073,556,384
  # of Portfolio Holdings681
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.2%
Money Market Funds	1.6%
Preferred Stocks	0.2%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Other	1.0%

Top 5 Industries (Equity)

Table Summary
Banks	15.0%
Semiconductors & Semiconductor Equipment	7.9%
Pharmaceuticals	7.7%
Insurance	5.5%
Electrical Equipment	3.6%

Top 5 Countries (Equity)

Table Summary
Japan	23.2%
United Kingdom	13.1%
Switzerland	9.9%
France	9.2%
Germany	8.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street International Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street International Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$272,632,209
  # of Portfolio Holdings8
  Portfolio Turnover Rate0%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	95.1%
Money Market Funds	4.5%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street International Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street International Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$272,632,209
  # of Portfolio Holdings8
  Portfolio Turnover Rate0%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	95.1%
Money Market Funds	4.5%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Large Cap Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Large Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$875,756,148
  # of Portfolio Holdings8
  Portfolio Turnover Rate0%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	96.4%
Money Market Funds	3.4%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Large Cap Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Large Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$875,756,148
  # of Portfolio Holdings8
  Portfolio Turnover Rate0%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	96.4%
Money Market Funds	3.4%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Mid-Cap Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Mid-Cap Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.34%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,015,310,993
  # of Portfolio Holdings404
  Portfolio Turnover Rate9%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.5%
Money Market Funds	0.2%
Other	0.3%

Top 5 Industries (Equity)

Table Summary
Banks	5.9%
Semiconductors & Semiconductor Equipment	5.7%
Machinery	5.7%
Aerospace & Defense	4.6%
Electronic Equipment, Instruments & Components	4.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Mid-Cap Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Mid-Cap Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.59%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,015,310,993
  # of Portfolio Holdings404
  Portfolio Turnover Rate9%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.5%
Money Market Funds	0.2%
Other	0.3%

Top 5 Industries (Equity)

Table Summary
Banks	5.9%
Semiconductors & Semiconductor Equipment	5.7%
Machinery	5.7%
Aerospace & Defense	4.6%
Electronic Equipment, Instruments & Components	4.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Nasdaq-100 Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Nasdaq-100 Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$24	0.44%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$176,669,520
  # of Portfolio Holdings104
  Portfolio Turnover Rate12%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.6%
Money Market Funds	1.2%
Other	0.2%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	36.2%
Software	11.3%
Technology Hardware, Storage & Peripherals	9.9%
Interactive Media & Services	8.8%
Broadline Retail	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Nasdaq-100 Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Nasdaq-100 Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.68%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$176,669,520
  # of Portfolio Holdings104
  Portfolio Turnover Rate12%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.6%
Money Market Funds	1.2%
Other	0.2%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	36.2%
Software	11.3%
Technology Hardware, Storage & Peripherals	9.9%
Interactive Media & Services	8.8%
Broadline Retail	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street S&P 500 Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street S&P 500 Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.23%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$13,393,589,706
  # of Portfolio Holdings506
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.5%
Money Market Funds	0.4%
Rights	0.0%
Other	0.1%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	19.1%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	7.7%
Software	7.5%
Broadline Retail	3.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street S&P 500 Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street S&P 500 Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.48%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$13,393,589,706
  # of Portfolio Holdings506
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.5%
Money Market Funds	0.4%
Rights	0.0%
Other	0.1%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	19.1%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	7.7%
Software	7.5%
Broadline Retail	3.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Short-Term Bond Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Short-Term Bond Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.36%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$314,240,971
  # of Portfolio Holdings998
  Portfolio Turnover Rate33%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Corporate Bonds	98.0%
Money Market Funds	4.4%
Other	(2.4%)

Top 5 Industries (Fixed Income)

Table Summary
Banks	33.7%
Electric	6.6%
Diversified Financial Services	4.8%
Auto Manufacturers	4.0%
Pharmaceuticals	3.7%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
AAA	1.0%
AA	19.0%
A	46.7%
BBB	33.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Short-Term Bond Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Short-Term Bond Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.61%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$314,240,971
  # of Portfolio Holdings998
  Portfolio Turnover Rate33%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Corporate Bonds	98.0%
Money Market Funds	4.4%
Other	(2.4%)

Top 5 Industries (Fixed Income)

Table Summary
Banks	33.7%
Electric	6.6%
Diversified Financial Services	4.8%
Auto Manufacturers	4.0%
Pharmaceuticals	3.7%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
AAA	1.0%
AA	19.0%
A	46.7%
BBB	33.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Small-Cap Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Small-Cap Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$21	0.38%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,247,253,541
  # of Portfolio Holdings1,965
  Portfolio Turnover Rate20%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.8%
Rights	0.0%
Warrants	0.0%
Other	0.2%

Top 5 Industries (Equity)

Table Summary
Biotechnology	10.6%
Banks	10.4%
Software	6.0%
Semiconductors & Semiconductor Equipment	3.7%
Machinery	3.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street Small-Cap Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street Small-Cap Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,247,253,541
  # of Portfolio Holdings1,965
  Portfolio Turnover Rate20%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.8%
Rights	0.0%
Warrants	0.0%
Other	0.2%

Top 5 Industries (Equity)

Table Summary
Biotechnology	10.6%
Banks	10.4%
Software	6.0%
Semiconductors & Semiconductor Equipment	3.7%
Machinery	3.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street SMID Cap Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street SMID Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.25%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$602,794,376
  # of Portfolio Holdings5
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	97.8%
Money Market Funds	2.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP State Street SMID Cap Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP State Street SMID Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$602,794,376
  # of Portfolio Holdings5
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	97.8%
Money Market Funds	2.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,482,205,542
  # of Portfolio Holdings310
  Portfolio Turnover Rate49%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.5%
Convertible Preferred Stocks	1.4%
Money Market Funds	0.1%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	10.7%
Aerospace & Defense	7.8%
Software	7.1%
IT Services	6.2%
Hotels, Restaurants & Leisure	5.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.96%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,482,205,542
  # of Portfolio Holdings310
  Portfolio Turnover Rate49%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.5%
Convertible Preferred Stocks	1.4%
Money Market Funds	0.1%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	10.7%
Aerospace & Defense	7.8%
Software	7.1%
IT Services	6.2%
Hotels, Restaurants & Leisure	5.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2020 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.24%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$98,492,887
  # of Portfolio Holdings24
  Portfolio Turnover Rate11%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	41.6%
Equity Funds	40.0%
International Equity Funds	11.8%
International Fixed Income Funds	7.4%
Money Market Funds	0.2%
Other	(1.0%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2020 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.49%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$98,492,887
  # of Portfolio Holdings24
  Portfolio Turnover Rate11%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	41.6%
Equity Funds	40.0%
International Equity Funds	11.8%
International Fixed Income Funds	7.4%
Money Market Funds	0.2%
Other	(1.0%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2030 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$238,368,938
  # of Portfolio Holdings24
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	48.2%
Fixed Income Funds	29.7%
International Equity Funds	15.2%
International Fixed Income Funds	5.8%
Money Market Funds	0.8%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2030 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$238,368,938
  # of Portfolio Holdings24
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	48.2%
Fixed Income Funds	29.7%
International Equity Funds	15.2%
International Fixed Income Funds	5.8%
Money Market Funds	0.8%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2040 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.26%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$215,681,359
  # of Portfolio Holdings22
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	63.5%
International Equity Funds	22.0%
Fixed Income Funds	11.5%
International Fixed Income Funds	2.4%
Money Market Funds	0.7%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2040 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$215,681,359
  # of Portfolio Holdings22
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	63.5%
International Equity Funds	22.0%
Fixed Income Funds	11.5%
International Fixed Income Funds	2.4%
Money Market Funds	0.7%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2050 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$120,537,232
  # of Portfolio Holdings20
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	71.6%
International Equity Funds	25.3%
Fixed Income Funds	2.7%
Money Market Funds	0.3%
International Fixed Income Funds	0.2%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2050 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.52%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$120,537,232
  # of Portfolio Holdings20
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	71.6%
International Equity Funds	25.3%
Fixed Income Funds	2.7%
Money Market Funds	0.3%
International Fixed Income Funds	0.2%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2060 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$53,471,513
  # of Portfolio Holdings20
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	73.0%
International Equity Funds	25.1%
Fixed Income Funds	1.5%
Money Market Funds	0.3%
International Fixed Income Funds	0.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2060 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.52%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$53,471,513
  # of Portfolio Holdings20
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	73.0%
International Equity Funds	25.1%
Fixed Income Funds	1.5%
Money Market Funds	0.3%
International Fixed Income Funds	0.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP U.S. Growth Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.29%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,891,337,191
  # of Portfolio Holdings23
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	69.6%
Fixed Income Funds	26.9%
Money Market Funds	3.1%
Global Equity Funds	0.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP U.S. Growth Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.54%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,891,337,191
  # of Portfolio Holdings23
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	69.6%
Fixed Income Funds	26.9%
Money Market Funds	3.1%
Global Equity Funds	0.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard Bond Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,559,457,127
  # of Portfolio Holdings7
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	99.8%
Money Market Funds	0.3%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard Bond Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.55%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,559,457,127
  # of Portfolio Holdings7
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	99.8%
Money Market Funds	0.3%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard Domestic Equity ETF Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.26%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,518,440,612
  # of Portfolio Holdings8
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	99.8%
Money Market Funds	0.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard Domestic Equity ETF Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,518,440,612
  # of Portfolio Holdings8
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	99.8%
Money Market Funds	0.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard International Equity ETF Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.26%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$927,908,432
  # of Portfolio Holdings7
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	100.0%
Money Market Funds	0.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard International Equity ETF Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$927,908,432
  # of Portfolio Holdings7
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	100.0%
Money Market Funds	0.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Wellington SMID Cap Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$43	0.78%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$441,174,622
  # of Portfolio Holdings83
  Portfolio Turnover Rate123%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.5%
Exchange-Traded Fund	1.8%
Money Market Funds	0.9%
Other	(0.2%)

Top 5 Industries (Equity)

Table Summary
Banks	12.2%
Health Care Equipment & Supplies	5.1%
Software	4.9%
Machinery	3.9%
Building Products	3.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Wellington SMID Cap Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.03%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$441,174,622
  # of Portfolio Holdings83
  Portfolio Turnover Rate123%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.5%
Exchange-Traded Fund	1.8%
Money Market Funds	0.9%
Other	(0.2%)

Top 5 Industries (Equity)

Table Summary
Banks	12.2%
Health Care Equipment & Supplies	5.1%
Software	4.9%
Machinery	3.9%
Building Products	3.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

LVIP Global Equity Managed Volatility Fund
(formerly, LVIP Franklin Templeton Global Equity Managed Volatility Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Global Equity Managed Volatility Fund

LVIP Global Equity Managed Volatility Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–93.27%
Brazil–0.95%
Ambev SA ADR	2,935,327	$9,216,927
		9,216,927
Canada–2.18%
†Shopify, Inc. Class A	184,636	21,081,739
		21,081,739
China–3.37%
†Baidu, Inc. ADR	45,307	5,178,137
Tencent Holdings Ltd.	342,909	18,922,590
†Trip.com Group Ltd. ADR	181,380	7,226,179
Yum China Holdings, Inc.	29,467	1,204,317
		32,531,223
Denmark–1.00%
Novo Nordisk AS Class B	200,130	9,611,627
		9,611,627
France–4.55%
Airbus SE	44,121	9,816,555
BNP Paribas SA	104,034	12,150,458
Cie de Saint-Gobain SA	80,057	7,259,759
Danone SA	102,538	8,381,282
LVMH Moet Hennessy Louis Vuitton SE	8,530	4,717,603
Sodexo SA	27,505	1,590,910
		43,916,567
Germany–2.67%
BASF SE	106,765	5,706,917
Deutsche Bank AG	221,730	7,509,327
Deutsche Telekom AG	292,401	7,972,102
Siemens AG	14,481	4,655,743
		25,844,089
Hong Kong–0.84%
Budweiser Brewing Co. APAC Ltd.	417,200	325,563
Prudential PLC	589,239	7,826,277
		8,151,840
Ireland–2.45%
AerCap Holdings NV	67,238	9,801,956
Experian PLC	194,017	6,539,070
Medtronic PLC	94,128	7,363,633
		23,704,659
Italy–0.51%
Ferrari NV	13,115	4,882,583
		4,882,583
Japan–2.67%
FANUC Corp.	124,600	5,737,346
Pan Pacific International Holdings Corp.	1,448,929	7,343,955
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Renesas Electronics Corp.	222,038	$6,854,055
Toyota Motor Corp.	349,416	5,853,589
		25,788,945
Netherlands–2.71%
†Adyen NV	11,616	10,897,171
Heineken NV	100,309	8,422,201
NXP Semiconductors NV	24,343	6,841,113
		26,160,485
Republic of Korea–0.65%
Samsung Electronics Co. Ltd.	28,126	6,241,078
		6,241,078
Singapore–0.87%
DBS Group Holdings Ltd.	166,066	8,408,717
		8,408,717
Switzerland–5.23%
Nestle SA	30,641	3,142,698
Novartis AG	121,369	18,969,041
Novartis AG ADR	60,250	9,442,380
Roche Holding AG	46,272	19,021,783
		50,575,902
United Kingdom–10.35%
†ARM Holdings PLC ADR	52,918	18,763,135
Babcock International Group PLC	544,411	6,880,756
BP PLC	1,441,199	8,883,175
British American Tobacco PLC	164,134	10,157,099
Haleon PLC	1,540,335	7,098,088
HSBC Holdings PLC (London Shares)	462,644	8,748,269
National Grid PLC	51,743	853,435
Reckitt Benckiser Group PLC	159,200	10,369,261
RELX PLC	202,078	6,386,637
Shell PLC	214,523	8,335,286
SSE PLC	152,765	4,928,585
Unilever PLC	45,095	2,716,086
United Utilities Group PLC	341,519	5,926,042
		100,045,854
United States–49.77%
Abbott Laboratories	104,285	9,462,821
†Alnylam Pharmaceuticals, Inc.	38,799	11,679,663
Alphabet, Inc. Class A	143,130	51,150,368
†Amazon.com, Inc.	129,046	30,756,824
Arthur J Gallagher & Co.	42,505	9,757,873
†Autodesk, Inc.	22,261	4,327,984
Bank of America Corp.	179,350	10,219,363
LVIP Global Equity Managed Volatility Fund-1

LVIP Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Blackrock, Inc.	7,089	$6,816,499
†Block, Inc.	53,090	4,034,840
†Boeing Co.	83,146	17,998,615
Capital One Financial Corp.	37,780	7,579,423
†Charter Communications, Inc. Class A	28,953	4,117,406
CVS Health Corp.	77,055	7,971,340
Deere & Co.	10,854	6,885,018
†Doximity, Inc. Class A	112,761	2,338,663
Elevance Health, Inc.	24,093	9,317,486
EOG Resources, Inc.	79,297	10,287,200
Expeditors International of Washington, Inc.	20,003	3,260,089
Ferguson Enterprises, Inc.	27,720	6,578,788
†Fiserv, Inc.	127,041	6,231,361
International Flavors & Fragrances, Inc.	80,472	6,374,992
International Paper Co.	212,283	8,087,982
Intuit, Inc.	18,693	4,878,873
JPMorgan Chase & Co.	19,728	6,457,566
Merck & Co., Inc.	96,544	12,405,904
Meta Platforms, Inc. Class A	66,481	37,448,082
Microsoft Corp.	80,315	29,959,101
Mondelez International, Inc. Class A	116,767	6,753,803
†Netflix, Inc.	248,459	17,739,972
NIKE, Inc. Class B	44,004	1,806,364
Oracle Corp.	107,649	15,775,961
PPG Industries, Inc.	72,673	8,814,508
Salesforce, Inc.	75,301	11,796,655
SEI Investments Co.	42,596	3,736,095
SLB Ltd.	143,708	6,680,985
†Tesla, Inc.	57,722	24,277,873
Union Pacific Corp.	28,399	7,724,528
†Vertex Pharmaceuticals, Inc.	21,711	10,784,505
Visa, Inc. Class A	49,821	17,093,087
Walt Disney Co.	77,300	7,440,125
†Warner Bros Discovery, Inc.	124,110	3,308,773
Wells Fargo & Co.	98,840	8,168,137
Yum! Brands, Inc.	16,866	2,696,199
		480,981,694
Uruguay–2.50%
†MercadoLibre, Inc.	14,252	24,191,202
		24,191,202
Total Common Stock (Cost $848,859,491)		901,335,131
	Number of Shares	Value (U.S. $)
ΔWARRANT–0.00%
Canada–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price CAD 1.0000	236	$0
Total Warrant (Cost $0)		0

	Principal Amount°
ΔCORPORATE BONDS–0.12%
United States–0.12%
Neptune Bidco U.S., Inc.
9.50% 2/15/33	919,000	929,162
10.38% 5/15/31	196,000	203,137
Total Corporate Bonds (Cost $1,100,009)		1,132,299
ΔLOAN AGREEMENTS–0.55%
United States–0.55%
•CoreLogic, Inc. 7.26% (1 mo. USD Term SOFR + 3.50%) 6/2/28	413,769	408,597
•Neptune Bidco U.S., Inc. 8.77% (3 mo. USD Term SOFR + 5.00%) 2/3/33	5,000,730	4,954,873
Total Loan Agreements (Cost $5,279,262)		5,363,470

	Number of Shares
MONEY MARKET FUND–5.41%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.58%)	52,229,001	52,229,001
Total Money Market Fund (Cost $52,229,001)		52,229,001

	Principal Amount°
SHORT-TERM INVESTMENT–0.05%
U.S. TREASURY OBLIGATIONS–0.05%
≠U.S. Treasury Bills 0.00% 7/23/26	500,000	498,904
		498,904
Total Short-Term Investment (Cost $498,924)		498,904

TOTAL INVESTMENTS–99.40% (Cost $907,966,687)	960,558,805
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.60%	5,826,585
NET ASSETS APPLICABLE TO 21,376,508 SHARES OUTSTANDING–100.00%	$966,385,390
LVIP Global Equity Managed Volatility Fund-2

LVIP Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP GLOBAL EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($99,275,774 / 2,192,718 Shares)	$45.275
NET ASSET VALUE PER SHARE–LVIP GLOBAL EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($867,109,616 / 19,183,790 Shares)	$45.200
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$533,162,516
Distributable earnings/(accumulated loss)	433,222,874
TOTAL NET ASSETS	$966,385,390

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

≠The rate shown is the effective yield at the time of purchase.

★Includes $3,014,925 cash collateral held at broker for futures contracts, $281,644 variation margin due from broker on futures contracts,
$1,954,516 payable for securities purchased, $316,682 payable for fund shares redeemed, $60,000 cash collateral due to brokers for certain open bilateral derivatives, $38,134 other accrued expenses payable, $697,869 due to manager and affiliates, $7 due to custodian, $16,410 payable for audit fee and $35,249 payable for fund accounting fee as of June 30, 2026.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2026:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	JPY	(883,126,811)	USD	5,587,386	7/23/26	$145,526	$—
BOA	JPY	93,048,732	USD	(585,031)	7/23/26	—	(11,662)
Total Foreign Currency Exchange Contracts						$145,526	$(11,662)
LVIP Global Equity Managed Volatility Fund-3

LVIP Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
36	CME British Pound Currency Futures	$2,982,375	$3,014,054	9/14/26	$—	$(31,679)
34	CME Euro Foreign Exchange Currency Futures	4,869,013	4,935,809	9/14/26	—	(66,796)
45	CME Japanese Yen Currency Futures	3,480,188	3,538,051	9/14/26	—	(57,863)
					—	(156,338)
Equity Contracts:
6	CME E-mini Russell 2000 Index Futures	913,680	857,670	9/18/26	56,010	—
51	CME E-mini S&P 500 Index Futures	19,248,037	18,761,520	9/18/26	486,517	—
12	CME E-mini S&P MidCap 400 Index Futures	4,662,000	4,450,819	9/18/26	211,181	—
68	Eurex EURO STOXX 50 Futures	4,938,408	4,725,227	9/18/26	213,181	—
21	FTSE 100 Index Futures	2,936,382	2,908,352	9/18/26	28,030	—
35	ICE U.S. MSCI Emerging Markets Index Futures	3,075,275	2,891,084	9/18/26	184,191	—
8	OSE Nikkei 225 Index Futures	3,453,489	3,222,230	9/10/26	231,259	—
					1,410,369	—
Total Futures Contracts					$1,410,369	$(156,338)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 7 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
JPY–Japanese Yen
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SOFR–Secured Overnight Financing Rate
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Equity Managed Volatility Fund-4

LVIP Global Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $585,566)	$8,458,473
Interest	1,105,254
9,563,727
EXPENSES:
Management fees	2,973,767
Distribution fees-Service Class	1,024,445
Shareholder servicing fees	132,947
Accounting and administration expenses	103,592
Custodian fees	44,812
Professional fees	33,546
Reports and statements to shareholders	16,781
Trustees’ fees and expenses	13,245
Consulting fees	11,346
Pricing fees	9,738
Other	15,681
4,379,900
Less:
Management fees waived	(113,070)
Total operating expenses	4,266,830
NET INVESTMENT INCOME	5,296,897
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	295,428,299
Foreign currencies	(340,316)
Foreign currency exchange contracts	269,967
Futures contracts	2,431,409
Net realized gain	297,789,359
Net change in unrealized appreciation (depreciation) of:
Investments	(290,841,386)
Foreign currencies	(40,243)
Foreign currency exchange contracts	133,864
Futures contracts	1,212,795
Net change in unrealized appreciation (depreciation)	(289,534,970)
NET REALIZED AND UNREALIZED GAIN	8,254,389
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,551,286
See accompanying notes, which are an integral part of the financial statements.

LVIP Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,296,897	$11,013,480
Net realized gain	297,789,359	75,599,987
Net change in unrealized appreciation (depreciation)	(289,534,970)	29,012,172
Net increase in net assets resulting from operations	13,551,286	115,625,639
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(10,703,824)
Service Class	—	(92,812,606)
	—	(103,516,430)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,215,842	8,359,591
Service Class	11,375,367	25,288,661
Net assets from merger:
Standard Class	2,208,410	—
Service Class	86,051,751	—
Reinvestment of dividends and distributions:
Standard Class	—	10,703,824
Service Class	—	92,812,606
	104,851,370	137,164,682
Cost of shares redeemed:
Standard Class	(6,665,022)	(13,917,455)
Service Class	(76,292,586)	(145,132,275)
	(82,957,608)	(159,049,730)
Increase (decrease) in net assets derived from capital share transactions	21,893,762	(21,885,048)
NET INCREASE (DECREASE) IN NET ASSETS	35,445,048	(9,775,839)
NET ASSETS:
Beginning of period	930,940,342	940,716,181
End of period	$966,385,390	$930,940,342
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Equity Managed Volatility Fund-5

LVIP Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/26[1,2] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$44.564	$44.219	$41.594	$37.707	$45.868	$39.545
Income (loss) from investment operations:
Net investment income[3]	0.310	0.637	0.648	0.628	0.501	0.385
Net realized and unrealized gain (loss)	0.401	5.119	4.570	5.769	(6.164)	6.464
Total from investment operations	0.711	5.756	5.218	6.397	(5.663)	6.849
Less dividends and distributions from:
Net investment income	—	(0.583)	(0.710)	(0.657)	(0.624)	(0.526)
Net realized gain	—	(4.828)	(1.883)	(1.853)	(1.874)	—
Total dividends and distributions	—	(5.411)	(2.593)	(2.510)	(2.498)	(0.526)
Net asset value, end of period	$45.275	$44.564	$44.219	$41.594	$37.707	$45.868
Total return[4]	1.60%	13.51%	12.54%	17.24%	(12.06% )	17.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$99,276	$96,959	$90,756	$87,204	$78,905	$98,213
Ratio of expenses to average net assets	0.71%	0.72%	0.72%	0.72%	0.72%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.73%	0.73%	0.73%	0.72%
Ratio of net investment income to average net assets	1.38%	1.42%	1.44%	1.56%	1.24%	0.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.36%	1.41%	1.43%	1.55%	1.23%	0.87%
Portfolio turnover	94%	36%	27%	20%	29%	27%

[1]	Effective February 17, 2026, Loomis, Sayles & Company, L.P. replaced Franklin Advisers, Inc. and Templeton Investment Counsel, LLC as a sub-adviser to the Fund.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Global Equity Managed Volatility Fund-6

LVIP Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/26[1,2] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$44.545	$44.212	$41.586	$37.705	$45.861	$39.540
Income (loss) from investment operations:
Net investment income[3]	0.253	0.524	0.535	0.526	0.399	0.275
Net realized and unrealized gain (loss)	0.402	5.108	4.567	5.761	(6.159)	6.457
Total from investment operations	0.655	5.632	5.102	6.287	(5.760)	6.732
Less dividends and distributions from:
Net investment income	—	(0.471)	(0.593)	(0.553)	(0.522)	(0.411)
Net realized gain	—	(4.828)	(1.883)	(1.853)	(1.874)	—
Total dividends and distributions	—	(5.299)	(2.476)	(2.406)	(2.396)	(0.411)
Net asset value, end of period	$45.200	$44.545	$44.212	$41.586	$37.705	$45.861
Total return[4]	1.47%	13.22%	12.26%	16.95%	(12.28% )	17.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$867,109	$833,981	$849,960	$883,961	$859,170	$1,071,692
Ratio of expenses to average net assets	0.96%	0.97%	0.97%	0.97%	0.97%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.98%	0.98%	0.98%	0.98%	0.97%
Ratio of net investment income to average net assets	1.13%	1.17%	1.19%	1.31%	0.99%	0.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.11%	1.16%	1.18%	1.30%	0.98%	0.62%
Portfolio turnover	94%	36%	27%	20%	29%	27%

[1]	Effective February 17, 2026, Loomis, Sayles & Company, L.P. replaced Franklin Advisers, Inc. and Templeton Investment Counsel, LLC as a sub-adviser to the Fund.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Global Equity Managed Volatility Fund-7

LVIP Global Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Equity Managed Volatility Fund (formerly, LVIP Franklin Templeton Global Equity Managed Volatility Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
LVIP Global Equity Managed Volatility Fund-8

LVIP Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP Global Equity Managed Volatility Fund is $225,259 and $225,394 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $2,038 for the six months ended June 30, 2026. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.65% of the next $300 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee. Effective February 17, 2026, the waiver amount is 0.03% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to February 17, 2026, the waiver amount was 0.01% of the Fund’s average daily net assets.
LVIP Global Equity Managed Volatility Fund-9

LVIP Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Effective June 5, 2026, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.70% of the Fund’s average daily net assets for the Standard Class and 0.95% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through June 1, 2028, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
Effective February 17, 2026, Loomis, Sayles & Company, L.P. ("Loomis Sayles") is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. Franklin Mutual Advisers, LLC is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays Loomis Sayles and Franklin Mutual Advisers, LLC a fee based on their respective managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$36,749
Legal	6,113
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,902 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$492,575
Distribution fees payable to LFD	181,465
Printing and mailing fees payable to Lincoln Life	526
Shareholder servicing fees payable to Lincoln Life	23,303
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2026, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$854,694,438
Sales	820,580,713
LVIP Global Equity Managed Volatility Fund-10

LVIP Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$907,966,687
Aggregate unrealized appreciation of investments and derivatives	$109,824,455
Aggregate unrealized depreciation of investments and derivatives	(55,844,442)
Net unrealized appreciation of investments and derivatives	$53,980,013
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Global Equity Managed Volatility Fund-11

LVIP Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$9,216,927	$—	$—	$9,216,927
Canada	21,081,739	—	—	21,081,739
China	13,608,633	18,922,590	—	32,531,223
Denmark	—	9,611,627	—	9,611,627
France	—	43,916,567	—	43,916,567
Germany	—	25,844,089	—	25,844,089
Hong Kong	—	8,151,840	—	8,151,840
Ireland	17,165,589	6,539,070	—	23,704,659
Italy	4,882,583	—	—	4,882,583
Japan	—	25,788,945	—	25,788,945
Netherlands	6,841,113	19,319,372	—	26,160,485
Republic of Korea	—	6,241,078	—	6,241,078
Singapore	—	8,408,717	—	8,408,717
Switzerland	9,442,380	41,133,522	—	50,575,902
United Kingdom	18,763,135	81,282,719	—	100,045,854
United States	480,981,694	—	—	480,981,694
Uruguay	24,191,202	—	—	24,191,202
Warrant	—	—	— *	—
Corporate Bonds	—	1,132,299	—	1,132,299
Loan Agreements	—	5,363,470	—	5,363,470
Money Market Fund	52,229,001	—	—	52,229,001
Short-Term Investment	—	498,904	—	498,904
Total Investments	$658,403,996	$302,154,809	$—	$960,558,805
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$145,526	$—	$145,526
Futures Contracts	$1,410,369	$—	$—	$1,410,369
Liabilities:
Foreign Currency Exchange Contracts	$—	$(11,662)	$—	$(11,662)
Futures Contracts	$(156,338)	$—	$—	$(156,338)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's equity holdings was categorized as Level 2.
LVIP Global Equity Managed Volatility Fund-12

LVIP Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	115,721	185,549
Service Class	251,612	571,302
Shares reinvested:
Standard Class	—	246,855
Service Class	—	2,146,597
Shares from merger:
Standard Class	48,430	—
Service Class	1,889,898	—
	2,305,661	3,150,303
Shares redeemed:
Standard Class	(147,169)	(309,094)
Service Class	(1,679,818)	(3,220,530)
	(1,826,987)	(3,529,624)
Net increase (decrease)	478,674	(379,321)
5.  Fund Merger
As of the close of business on June 5, 2026, the Fund acquired all of the assets and liabilities of the LVIP Multi-Manager Global Equity Managed Volatility Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of the LVIP Global Equity Managed Volatility Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). The purpose of the Reorganization was to combine 2 funds managed by LFI with comparable investment objectives and strategies. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Acquiring Fund reflected the historical basis of the assets of the Acquired Fund as of the date of the Reorganization. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Acquiring Fund	Acquired Fund Net Assets	Conversion Ratio
Acquired Fund - Standard Class	303,003	Standard Class	48,430	$2,208,410	0.160
Acquired Fund - Service Class	11,839,353	Service Class	1,889,898	86,051,751	0.160
The net assets of the Acquiring Fund before the acquisition were $896,118,979. The net assets of the Acquiring Fund immediately following the acquisition were $984,379,140.
If the acquisition had been completed on January 1, 2026, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the six months ended June 30, 2026, would have been as follows (unaudited):
Net investment income (loss)	$5,127,218 (a)
Net realized gain (loss)	342,171,487 (b)
Net change in unrealized appreciation (depreciation)	(250,655,568)(c)
Net increase in net assets resulting from operations	$96,643,137

(a)	$5,296,897, as reported in the Statements of Changes in Net Assets, plus $(169,679) Net investment income(loss) from Acquired Fund pre-merger.
(b)	$297,789,359, as reported in the Statements of Changes in Net Assets, plus $44,382,128 Net realized gain (loss) from Acquired Fund pre-merger.
(c)	$(289,534,970), as reported in the Statements of Changes in Net Assets, plus $38,879,402 Net change in unrealized appreciation (depreciation) from Acquired Fund pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statements of Changes in Net Assets since June 8, 2026.
LVIP Global Equity Managed Volatility Fund-13

LVIP Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
6. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2026, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund’s investments and as a cash management tool.
LVIP Global Equity Managed Volatility Fund-14

LVIP Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$145,526	Receivables and other assets net of liabilities	$(11,662)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	1,410,369	Receivables and other assets net of liabilities	—
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(156,338)
Total		$1,555,895		$(168,000)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$269,967	$133,864
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,643,571	1,393,944
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(212,162)	(181,149)
Total		$2,701,376	$1,346,659
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional)	$413,081	$4,743,973
Futures contracts (average notional value)	44,810,569	—
At June 30, 2026, the Fund received cash collateral and securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Cash Collateral	Securities Collateral
Bank of America N.A.	$60,000	$61,487
Total	$60,000	$61,487
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP Global Equity Managed Volatility Fund-15

LVIP Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
At June 30, 2026, the Fund had no assets and liabilities subject to offsetting provisions.
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$145,526	$(11,662)	$133,864
Total	$145,526	$(11,662)	$133,864

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$133,864	$(61,487)	$(60,000)	$—	$—	$12,377
Total	$133,864	$(61,487)	$(60,000)	$—	$—	$12,377

[1]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Global Equity Managed Volatility Fund-16

LVIP Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Global Equity Managed Volatility Fund-17

LVIP Government Money Market Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Government Money Market Fund

LVIP Government Money Market Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS–28.03%
Federal Farm Credit Banks Funding Corp.
•3.64% (1 day USD SOFR + 0.08%) 2/01/27	4,300,000	$4,300,000
•3.67% (1 day USD SOFR + 0.06%) 9/13/27	1,440,000	1,440,000
•3.67% (1 day USD SOFR + 0.09%) 1/27/27	1,653,000	1,653,000
•3.67% (1 day USD SOFR + 0.11%) 11/19/27	1,840,000	1,840,000
•3.68% (1 day USD SOFR + 0.04%) 11/19/26	694,000	694,000
•3.69% (1 day USD SOFR + 0.04%) 10/20/26	11,590,000	11,590,000
•3.69% (1 day USD SOFR + 0.04%) 5/10/27	4,410,000	4,410,000
•3.69% (1 day USD SOFR + 0.08%) 2/11/28	1,215,000	1,215,000
•3.69% (1 day USD SOFR + 0.09%) 4/10/28	1,260,000	1,260,000
•3.69% (1 day USD SOFR + 0.14%) 12/30/26	1,100,000	1,100,000
•3.70% (1 day USD SOFR + 0.07%) 3/26/27	1,710,000	1,710,000
•3.71% (1 day USD SOFR + 0.04%) 1/20/27	5,110,000	5,110,000
•3.71% (1 day USD SOFR + 0.05%) 3/15/27	2,665,000	2,665,000
•3.71% (1 day USD SOFR + 0.05%) 4/19/27	780,000	780,000
•3.71% (1 day USD SOFR + 0.06%) 7/23/27	1,510,000	1,510,000
•3.71% (1 day USD SOFR + 0.13%) 10/22/27	963,000	963,000
•3.71% (1 day USD SOFR + 0.14%) 12/23/26	1,200,000	1,200,000
•3.72% (1 day USD SOFR + 0.05%) 11/06/26	3,410,000	3,410,000
•3.72% (1 day USD SOFR + 0.09%) 3/16/28	2,100,000	2,100,000
•3.73% (1 day USD SOFR + 0.07%) 3/05/27	18,430,000	18,430,000
•3.73% (1 day USD SOFR + 0.14%) 10/15/26	13,600,000	13,599,782
•3.74% (1 day USD SOFR + 0.06%) 5/24/27	2,195,000	2,195,000
•3.77% (3 mo. Treasury money market yield + 0.27%) 10/16/26	7,400,000	7,400,000
•3.80% (1 day USD SOFR + 0.08%) 11/23/27	560,000	560,000
•3.84% (1 day USD SOFR + 0.04%) 2/16/27	15,410,000	15,410,000
•3.91% (1 day USD SOFR + 0.05%) 5/24/27	2,375,000	2,375,000
•3.91% (1 day USD SOFR + 0.09%) 3/24/28	10,840,000	10,840,000
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Farm Credit Banks Funding Corp. (continued)
•3.91% (1 day USD SOFR + 0.09%) 5/19/28	2,110,000	$2,110,000
•3.98% (1 day USD SOFR + 0.09%) 2/09/28	1,180,000	1,180,000
Federal Home Loan Bank Discount Notes
≠3.61% 7/13/26	6,470,000	6,462,419
≠3.61% 7/17/26	9,270,000	9,255,506
≠3.64% 12/31/26	6,950,000	6,823,345
≠3.65% 7/29/26	12,200,000	12,165,565
≠3.67% 8/21/26	700,000	696,492
≠3.68% 7/10/26	6,240,000	6,234,559
≠3.69% 7/01/26	6,500,000	6,500,000
≠3.70% 9/14/26	6,300,000	6,254,128
≠3.71% 7/31/26	6,800,000	6,779,883
≠3.71% 7/31/26	600,000	598,223
≠3.71% 8/05/26	8,400,000	8,371,049
≠3.71% 11/27/26	2,560,000	2,521,962
≠3.72% 8/28/26	1,000,000	994,302
≠3.84% 7/08/26	23,595,000	23,578,965
≠3.84% 7/08/26	2,000,000	1,998,640
≠3.84% 7/08/26	2,200,000	2,198,447
Federal Home Loan Banks
•3.61% (1 day USD SOFR + 0.01%) 8/21/26	15,265,000	15,265,000
•3.61% (1 day USD SOFR + 0.02%) 7/17/26	4,360,000	4,360,000
•3.61% (1 day USD SOFR + 0.02%) 10/13/26	4,455,000	4,455,000
•3.61% (1 day USD SOFR + 0.03%) 10/29/26	4,430,000	4,430,000
•3.61% (1 day USD SOFR + 0.03%) 11/03/26	4,200,000	4,200,000
•3.63% (1 day USD SOFR + 0.01%) 7/21/26	2,200,000	2,200,000
•3.63% (1 day USD SOFR + 0.01%) 7/28/26	2,200,000	2,200,000
•3.63% (1 day USD SOFR + 0.01%) 8/24/26	2,175,000	2,175,000
•3.64% (1 day USD SOFR + 0.02%) 10/21/26	3,150,000	3,150,000
•3.64% (1 day USD SOFR + 0.02%) 10/23/26	3,600,000	3,600,000
•3.64% (1 day USD SOFR + 0.03%) 11/18/26	4,440,000	4,440,000
•3.65% (1 day USD SOFR + 0.00%) 7/02/26	1,255,000	1,255,000
•3.65% (1 day USD SOFR + 0.02%) 10/14/26	2,250,000	2,250,000
•3.65% (1 day USD SOFR + 0.03%) 7/02/26	4,890,000	4,890,000
3.66% 1/11/27	12,685,000	12,674,125
•3.66% (1 day USD SOFR + 0.01%) 7/22/26	3,680,000	3,680,000
•3.67% (1 day USD SOFR + 0.00%) 7/07/26	2,200,000	2,200,000
LVIP Government Money Market Fund-1

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
•3.67% (1 day USD SOFR + 0.02%) 9/03/26	4,585,000	$4,585,000
•3.67% (1 day USD SOFR + 0.03%) 11/12/26	6,345,000	6,345,000
•3.67% (1 day USD SOFR + 0.03%) 11/23/26	4,635,000	4,635,000
•3.67% (1 day USD SOFR + 0.03%) 12/09/26	4,280,000	4,280,000
•3.67% (1 day USD SOFR + 0.05%) 1/25/27	4,230,000	4,230,000
•3.67% (1 day USD SOFR + 0.07%) 3/25/27	3,760,000	3,760,000
•3.67% (1 day USD SOFR + 0.09%) 5/12/28	1,800,000	1,800,000
•3.68% (1 day USD SOFR + 0.02%) 10/07/26	4,460,000	4,460,000
•3.68% (1 day USD SOFR + 0.03%) 11/19/26	3,105,000	3,105,000
•3.68% (1 day USD SOFR + 0.03%) 1/04/27	2,000,000	2,000,000
•3.68% (1 day USD SOFR + 0.04%) 2/25/27	7,920,000	7,920,000
•3.69% (1 day USD SOFR + 0.00%) 7/02/26	1,670,000	1,670,000
•3.69% (1 day USD SOFR + 0.01%) 9/04/26	2,100,000	2,099,963
•3.69% (1 day USD SOFR + 0.02%) 10/06/26	6,400,000	6,400,000
•3.69% (1 day USD SOFR + 0.03%) 11/30/26	3,105,000	3,105,000
•3.69% (1 day USD SOFR + 0.06%) 2/24/27	2,115,000	2,115,000
•3.70% (1 day USD SOFR + 0.01%) 8/04/26	4,585,000	4,585,000
3.71% 4/09/27	8,700,000	8,700,000
•3.71% (1 day USD SOFR + 0.01%) 7/21/26	4,360,000	4,360,000
•3.71% (1 day USD SOFR + 0.01%) 7/24/26	4,350,000	4,350,000
•3.71% (1 day USD SOFR + 0.01%) 8/19/26	2,185,000	2,185,000
•3.71% (1 day USD SOFR + 0.01%) 9/08/26	6,400,000	6,400,000
•3.71% (1 day USD SOFR + 0.02%) 10/26/26	6,650,000	6,650,000
•3.71% (1 day USD SOFR + 0.03%) 11/30/26	2,215,000	2,215,000
•3.71% (1 day USD SOFR + 0.03%) 12/11/26	4,230,000	4,230,000
•3.71% (1 day USD SOFR + 0.05%) 12/28/26	6,300,000	6,300,000
•3.72% (1 day USD SOFR + 0.01%) 8/18/26	1,100,000	1,099,992
•3.72% (1 day USD SOFR + 0.04%) 12/14/26	6,055,000	6,055,000
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
•3.73% (1 day USD SOFR + 0.01%) 7/22/26	2,200,000	$2,200,000
•3.73% (1 day USD SOFR + 0.02%) 10/07/26	4,300,000	4,300,000
•3.73% (1 day USD SOFR + 0.04%) 1/28/27	4,430,000	4,430,000
•3.77% (1 day USD SOFR + 0.02%) 9/11/26	5,900,000	5,900,000
•3.84% (1 day USD SOFR + 0.10%) 3/18/27	4,885,000	4,885,000
•3.87% (1 day USD SOFR + 0.02%) 9/23/26	4,430,000	4,430,000
•3.87% (1 day USD SOFR + 0.09%) 5/17/27	2,775,000	2,775,000
•3.91% (1 day USD SOFR + 0.02%) 8/20/26	2,100,000	2,100,021
•3.91% (1 day USD SOFR + 0.03%) 11/23/26	4,250,000	4,250,000
Federal Home Loan Mortgage Corp.
•3.61% (1 day USD SOFR + 0.14%) 9/23/26	4,300,000	4,300,000
•3.71% (1 day USD SOFR + 0.12%) 5/05/27	3,000,000	3,000,000
•3.71% (1 day USD SOFR + 0.14%) 10/16/26	3,400,000	3,400,000
Federal National Mortgage Association
•3.61% (1 day USD SOFR + 0.09%) 5/08/28	5,100,000	5,100,000
•3.61% (1 day USD SOFR + 0.14%) 8/21/26	4,300,000	4,300,000
•3.61% (1 day USD SOFR + 0.14%) 12/11/26	5,700,000	5,700,000
•3.65% (1 day USD SOFR + 0.14%) 10/23/26	5,410,000	5,410,000
•3.68% (1 day USD SOFR + 0.12%) 7/29/26	13,110,000	13,110,000
•3.70% (1 day USD SOFR + 0.08%) 1/07/28	10,290,000	10,290,645
•3.70% (1 day USD SOFR + 0.14%) 11/20/26	6,500,000	6,500,000
•3.71% (1 day USD SOFR + 0.09%) 3/06/28	4,400,000	4,400,000
•3.71% (1 day USD SOFR + 0.09%) 4/06/28	8,300,000	8,300,000
Total Agency Obligations (Cost $530,628,013)		530,628,013
U.S. TREASURY OBLIGATIONS–29.83%
U.S. Treasury Bills
≠0.01% 10/20/26	9,340,000	9,234,310
≠3.61% 7/14/26	6,020,000	6,012,185
≠3.61% 8/11/26	40,560,000	40,393,704
≠3.61% 12/17/26	16,000,000	15,723,591
≠3.64% 7/02/26	1,555,000	1,554,849
≠3.64% 10/01/26	330,000	326,964
≠3.64% 12/24/26	1,240,400	1,219,918
LVIP Government Money Market Fund-2

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bills (continued)
≠3.64% 12/24/26	12,997,500	$12,782,724
≠3.64% 12/24/26	800,000	784,989
≠3.64% 12/24/26	4,900,000	4,808,011
≠3.65% 8/13/26	26,300,000	26,190,051
≠3.65% 9/15/26	8,250,000	8,187,039
≠3.65% 1/21/27	5,725,000	5,615,347
≠3.65% 1/21/27	3,200,000	3,138,619
≠3.65% 1/21/27	15,111,500	14,821,208
≠3.65% 3/18/27	18,900,000	18,424,298
≠3.66% 7/21/26	7,900,000	7,884,211
≠3.68% 10/08/26	6,902,300	6,833,683
≠3.69% 8/06/26	2,500,000	2,491,235
≠3.69% 8/06/26	1,019,000	1,015,173
≠3.69% 8/06/26	680,000	677,443
≠3.69% 10/06/26	19,709,900	19,516,855
≠3.71% 7/09/26	9,200,000	9,192,896
≠3.71% 7/09/26	5,700,000	5,695,408
≠3.72% 8/20/26	17,000,000	16,917,361
≠3.72% 8/20/26	28,400,000	28,258,000
≠3.72% 9/03/26	29,900,000	29,712,095
≠3.72% 9/03/26	3,200,000	3,179,349
≠3.72% 9/03/26	1,600,000	1,589,661
≠3.72% 9/03/26	33,339,000	33,122,074
≠3.72% 11/12/26	4,940,000	4,873,528
≠3.73% 8/27/26	1,600,000	1,590,817
≠3.74% 2/18/27	300,000	293,465
≠3.74% 2/18/27	1,600,000	1,565,045
U.S. Treasury Floating Rate Notes
•3.64% (3 mo. Treasury money market yield + 0.10%) 1/31/28	4,400,000	4,399,936
•3.67% (3 mo. Treasury money market yield + 0.21%) 10/31/26	26,330,000	26,330,000
•3.67% (3 mo. Treasury money market yield + 0.10%) 4/30/28	10,915,000	10,919,440
•3.69% (3 mo. Treasury money market yield + 0.18%) 7/31/26	14,490,000	14,489,371
•3.69% (3 mo. Treasury money market yield + 0.10%) 1/31/27	46,035,000	46,034,641
•3.71% (3 mo. Treasury money market yield + 0.19%) 10/31/27	32,823,000	32,838,907
U.S. Treasury Notes
3.62% 11/30/26	1,200,000	1,188,676
3.64% 12/31/26	5,810,000	5,829,477
3.64% 2/28/27	19,900,000	19,972,539
3.64% 3/31/27	1,900,000	1,885,770
3.65% 5/31/27	3,940,000	3,943,409
3.67% 1/15/27	1,800,000	1,804,115
3.67% 4/30/27	5,220,000	5,220,716
3.69% 10/31/26	865,000	866,114
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.69% 5/31/27	2,340,000	$2,316,006
3.71% 4/30/27	1,680,000	1,666,804
3.72% 3/15/27	6,900,000	6,934,091
3.75% 6/30/27	9,976,500	9,960,000
3.78% 6/30/27	3,200,000	3,179,536
3.81% 1/31/27	2,500,000	2,508,118
3.87% 5/31/27	2,100,000	2,038,303
3.91% 3/31/27	4,500,000	4,511,441
4.25% 11/30/26	12,368,000	12,401,092
Total U.S. Treasury Obligations (Cost $564,864,608)		564,864,608
REPURCHASE AGREEMENTS–41.64%
Bank of Montreal 3.64%, dated 6/30/26, to be repurchased on 7/01/26, repurchase price $55,005,485 (collateralized by U.S. agency obligations 4.00% 11/15/42 market value $56,100,086).	55,000,000	55,000,000
≠Bank of Nova Scotia 3.64%, dated 6/30/26, to be repurchased on 7/01/26, repurchase price $110,010,970 (collateralized by U.S. agency obligations 0.00%-4.625% 8/31/26-2/15/54 market value $112,211,418).	110,000,000	110,000,000
≠BNP Paribas 3.65%, dated 6/30/26, to be repurchased on 7/01/26, repurchase price $110,010,000 (collateralized by U.S. agency obligations 2.00%-7.50% 12/1/32-6/20/56 market value $102,101,371).	100,000,000	100,000,000
Citigroup Global Markets 3.64%, dated 6/30/26, to be repurchased on 7/01/26, repurchase price $98,509,823 (collateralized by U.S. agency obligations 1.625%-4.875% 10/31/28-11/15/54 market value $100,470,018).	98,500,000	98,500,000
Goldman Sachs & Co. 3.65%, dated 6/30/26, to be repurchased on 7/01/26, repurchase price $110,011,000 (collateralized by U.S. agency obligations 3.25%-6.50% 1/15/35-3/20/73 market value $112,200,001).	110,000,000	110,000,000
LVIP Government Money Market Fund-3

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
Mizuho Securities USA 3.65%, dated 6/30/26, to be repurchased on 7/01/26, repurchase price $115,011,500 (collateralized by U.S. agency obligations 4.25% 2/28/29 market value $117,300,031).	115,000,000	$115,000,000
Natixis 3.64%, dated 6/30/26, to be repurchased on 7/01/26, repurchase price $115,011,469 (collateralized by U.S. agency obligations 0.00%-5.00% 7/31/26-11/15/54 market value $117,300,059).	115,000,000	115,000,000
TD Securities USA
3.65%, dated 6/30/26, to be repurchased on 7/01/26, repurchase price $80,008,000 (collateralized by U.S. agency obligations 1.122%-3.572% 9/25/52-6/25/56 market value $84,000,000).	80,000,000	80,000,000
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
TD Securities USA (continued)
3.66%, dated 6/30/26, to be repurchased on 7/01/26, repurchase price $5,000,501 (collateralized by U.S. agency obligations 4.728% 6/25/56 market value $5,250,001).	5,000,000	$5,000,000
Total Repurchase Agreements (Cost $788,500,000)		788,500,000

	Number of Shares
MONEY MARKET FUND–0.05%
State Street Institutional U.S. Government Money Market Fund - (seven-day effective yield 3.58%)	816,320	816,320
Total Money Market Fund (Cost $816,320)		816,320

TOTAL INVESTMENTS–99.55% (Cost $1,884,808,941)	1,884,808,941
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.45%	8,600,099
NET ASSETS APPLICABLE TO 189,338,312 SHARES OUTSTANDING–100.00%	$1,893,409,040
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND STANDARD CLASS ($732,273,590 / 73,226,321 Shares)	$10.000
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND SERVICE CLASS ($1,161,135,450 / 116,111,991 Shares)	$10.000
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$1,893,379,127
Distributable earnings/(accumulated loss)	29,913
TOTAL NET ASSETS	$1,893,409,040

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

≠The rate shown is the effective yield at the time of purchase.

★Includes $6,300,000 payable for securities purchased, $1,943,290 payable for fund shares redeemed, $28,354 other accrued expenses payable, $783,503 due to manager and affiliates, $14,229 payable for audit fee and $38,468 payable for fund accounting fee as of June 30,
2026.

LVIP Government Money Market Fund-4

LVIP Government Money Market Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
BNP–BNP Paribas
SOFR–Secured Overnight Financing Rate
TD–Toronto Dominion
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-5

LVIP Government Money Market Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Interest	$35,408,093
EXPENSES:
Management fees	3,144,978
Distribution fees-Service Class	1,453,280
Shareholder servicing fees	277,170
Accounting and administration expenses	170,993
Professional fees	37,338
Trustees’ fees and expenses	27,055
Reports and statements to shareholders	14,784
Custodian fees	10,435
Consulting fees	7,983
Pricing fees	5,558
Other	17,750
5,167,324
Less:
Management fees waived	(116,768)
Total operating expenses	5,050,556
NET INVESTMENT INCOME	30,357,537
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN FROM INVESTMENTS	24,819
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,382,356
See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$30,357,537	$69,415,050
Net realized gain	24,819	85,502
Net increase in net assets resulting from operations	30,382,356	69,500,552
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(12,463,410)	(27,949,478)
Service Class	(17,894,134)	(41,554,200)
	(30,357,544)	(69,503,678)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	275,508,503	461,908,906
Service Class	717,585,633	1,447,190,494
Reinvestment of dividends and distributions:
Standard Class	12,463,410	27,949,478
Service Class	17,894,134	41,554,200
	1,023,451,680	1,978,603,078
Cost of shares redeemed:
Standard Class	(287,738,125)	(452,897,892)
Service Class	(724,188,242)	(1,398,654,569)
	(1,011,926,367)	(1,851,552,461)
Increase in net assets derived from capital share transactions	11,525,313	127,050,617
NET INCREASE IN NET ASSETS	11,550,125	127,047,491
NET ASSETS:
Beginning of period	1,881,858,915	1,754,811,424
End of period	$1,893,409,040	$1,881,858,915
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-6

LVIP Government Money Market Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Government Money Market Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000
Income from investment operations:
Net investment income	0.165	0.389	0.482	0.465	0.129	0.001
Total from investment operations	0.165	0.389	0.482	0.465	0.129	0.001
Less dividends and distributions from:
Net investment income	(0.165)	(0.389)	(0.482)	(0.465)	(0.129)	(0.001)
Total dividends and distributions	(0.165)	(0.389)	(0.482)	(0.465)	(0.129)	(0.001)
Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000
Total return[2]	1.66%	3.97%	4.94%	4.75%	1.31%	0.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$732,274	$732,030	$695,076	$612,175	$595,507	$595,455
Ratio of expenses to average net assets	0.38%	0.38%	0.39%	0.40%	0.33%	0.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.39%	0.40%	0.40%	0.41%	0.42%
Ratio of net investment income to average net assets	3.32%	3.89%	4.80%	4.66%	1.35%	0.01%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	3.31%	3.88%	4.79%	4.66%	1.27%	(0.34% )

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-7

LVIP Government Money Market Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Government Money Market Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000
Income from investment operations:
Net investment income	0.152	0.364	0.457	0.440	0.114	0.001
Total from investment operations	0.152	0.364	0.457	0.440	0.114	0.001
Less dividends and distributions from:
Net investment income	(0.152)	(0.364)	(0.457)	(0.440)	(0.114)	(0.001)
Total dividends and distributions	(0.152)	(0.364)	(0.457)	(0.440)	(0.114)	(0.001)
Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000
Total return[2]	1.54%	3.71%	4.68%	4.48%	1.14%	0.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,161,135	$1,149,829	$1,059,736	$751,676	$671,258	$478,959
Ratio of expenses to average net assets	0.63%	0.63%	0.64%	0.65%	0.52%	0.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.64%	0.65%	0.65%	0.66%	0.67%
Ratio of net investment income to average net assets	3.07%	3.64%	4.55%	4.41%	1.16%	0.01%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	3.06%	3.63%	4.54%	4.41%	1.02%	(0.59% )

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-8

LVIP Government Money Market Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Government Money Market Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income while (i) maintaining a stable value of your shares (providing stability of net asset value “NAV”) and (ii) preserving the value of your initial investment (preservation of capital).
The Fund pursues its objective by investing at least 99.5% of its total assets in cash, government securities (which include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities), and/or repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. As a government money market fund, the Fund is (i) permitted to use the amortized cost method of valuation to seek to maintain a $10.00 share price and (ii) is not subject to a liquidity fee and/or a redemption gate on Fund redemptions. The Fund’s Board of Trustees (the “Board”) has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders are provided with specific advance notice of the change.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Securities are valued at amortized cost, which approximates fair value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2026, and matured on the next business day.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Government Money Market Fund-9

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares dividends daily from net investment income and pays such dividends daily.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.000% of the first $500 million of the Fund’s average daily net assets; 0.010% of the next $500 million; and 0.020% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
BlackRock Advisors, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$75,654
Legal	12,593
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,591 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Government Money Market Fund-10

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI may waive or reimburse its management fee, and LFD may waive or reimburse any 12b-1 Fee, in order to maintain a positive net yield for the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice. Amounts waived or reimbursed may be recouped for a period of up to 36 months from the date of the waiver or reimbursement, provided that the amount of such recoupment may not exceed the amounts waived or reimbursed and may not cause any Class of the Fund to have a negative net yield. Recoupment is further limited to no more than 50% of the Fund’s excess return above a minimum yield of 0.10%.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$498,247
Distribution fees payable to LFD	238,007
Printing and mailing fees payable to Lincoln Life	1,689
Shareholder servicing fees payable to Lincoln Life	45,560
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,884,808,941
Aggregate unrealized appreciation of investments	$—
Aggregate unrealized depreciation of investments	—
Net unrealized appreciation of investments	$—
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Government Money Market Fund-11

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Obligations	$—	$530,628,013	$—	$530,628,013
U.S. Treasury Obligations	—	564,864,608	—	564,864,608
Repurchase Agreements	—	788,500,000	—	788,500,000
Money Market Fund	816,320	—	—	816,320
Total Investments	$816,320	$1,883,992,621	$—	$1,884,808,941
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	27,550,850	46,190,890
Service Class	71,758,564	144,719,050
Shares reinvested:
Standard Class	1,246,341	2,794,948
Service Class	1,789,413	4,155,420
	102,345,168	197,860,308
Shares redeemed:
Standard Class	(28,773,813)	(45,289,789)
Service Class	(72,418,824)	(139,865,457)
	(101,192,637)	(185,155,246)
Net increase	1,152,531	12,705,062
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
LVIP Government Money Market Fund-12

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Government Money Market Fund-13

LVIP JPMorgan Core Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP JPMorgan Core Bond Fund

LVIP JPMorgan Core Bond Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.37%
Federal Home Loan Mortgage Corp. REMICS
Series 1981 Class Z 6.00% 5/15/27	9	$9
Series 1987 Class PE 7.50% 9/15/27	571	578
Series 2031 Class PG 7.00% 2/15/28	3,647	3,696
Series 2035 Class PC 6.95% 3/15/28	3,216	3,259
*Series 2038 Class PN 7.00% 3/15/28	227	9
Series 2054 Class PV 7.50% 5/15/28	332	336
Series 2057 Class PE 6.75% 5/15/28	7,525	7,632
Series 2064 Class TE 7.00% 6/15/28	381	388
Series 2075 Class PH 6.50% 8/15/28	975	989
Series 2095 Class PE 6.00% 11/15/28	3,132	3,171
•Series 2132 Class SB 14.49% (30.05% minus 30 day USD SOFR Average) 3/15/29	215	226
Series 2178 Class PB 7.00% 8/15/29	1,797	1,835
Series 2182 Class ZB 8.00% 9/15/29	1,740	1,777
•Series 2204 Class GB 8.00% 12/20/29	81	7
Series 2247 Class Z 7.50% 8/15/30	1,542	1,608
Series 2259 Class ZC 7.35% 10/15/30	35,090	36,522
Series 2325 Class PM 7.00% 6/15/31	771	799
Series 2344 Class ZD 6.50% 8/15/31	7,217	7,390
Series 2344 Class ZJ 6.50% 8/15/31	1,793	1,847
Series 2345 Class NE 6.50% 8/15/31	1,100	1,135
Series 2359 Class ZB 8.50% 6/15/31	4,091	4,340
Series 2367 Class ME 6.50% 10/15/31	16,972	17,509
~^Series 2390 Class DO 0.00% 12/15/31	454	442
•Series 2410 Class QS 9.86% (19.20% minus 30 day USD SOFR Average) 2/15/32	2,402	2,548
*•Series 2410 Class QX 4.94% (8.54% minus 30 day USD SOFR Average) 2/15/32	1,840	128
•Series 2412 Class SP 8.69% (15.87% minus 30 day USD SOFR Average) 2/15/32	2,667	2,722
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
Series 2423 Class MC 7.00% 3/15/32	4,947	$5,140
Series 2423 Class MT 7.00% 3/15/32	7,293	7,585
Series 2435 Class CJ 6.50% 4/15/32	14,866	15,354
*•Series 2444 Class ES 4.24% (7.84% minus 30 day USD SOFR Average) 3/15/32	2,955	216
*•Series 2450 Class SW 4.29% (7.89% minus 30 day USD SOFR Average) 3/15/32	1,970	146
Series 2455 Class GK 6.50% 5/15/32	5,358	5,541
Series 2484 Class LZ 6.50% 7/15/32	4,118	4,253
Series 2500 Class MC 6.00% 9/15/32	9,410	9,647
Series 2543 Class YX 6.00% 12/15/32	200,467	205,945
Series 2544 Class HC 6.00% 12/15/32	8,207	8,430
Series 2574 Class PE 5.50% 2/15/33	58,030	59,070
Series 2575 Class ME 6.00% 2/15/33	31,118	31,961
*Series 2586 Class WI 6.50% 3/15/33	1,761	224
Series 2647 Class A 3.25% 4/15/32	7,138	7,013
Series 2764 Class UG 5.00% 3/15/34	50,715	51,029
Series 2949 Class GE 5.50% 3/15/35	70,506	71,935
Series 3047 Class OD 5.50% 10/15/35	39,080	39,701
•Series 3085 Class VS 13.89% (28.26% minus 30 day USD SOFR Average) 12/15/35	17,963	20,595
Series 3098 Class KG 5.50% 1/15/36	62,872	64,098
~^Series 3117 Class EO 0.00% 2/15/36	5,213	4,455
*•Series 3260 Class CS 2.43% (6.03% minus 30 day USD SOFR Average) 1/15/37	6,520	461
*•Series 3380 Class SI 2.66% (6.26% minus 30 day USD SOFR Average) 10/15/37	347,076	26,747
*•Series 3385 Class SN 2.29% (5.89% minus 30 day USD SOFR Average) 11/15/37	5,608	271
*•Series 3387 Class SA 2.71% (6.31% minus 30 day USD SOFR Average) 11/15/37	17,146	1,272
LVIP JPMorgan Core Bond Fund-1

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
Series 3423 Class PB 5.50% 3/15/38	72,224	$74,172
*•Series 3451 Class SA 2.34% (5.94% minus 30 day USD SOFR Average) 5/15/38	1,737	123
*•Series 3455 Class SE 2.49% (6.09% minus 30 day USD SOFR Average) 6/15/38	58,594	4,299
Series 3786 Class PD 4.50% 1/15/41	407,000	399,538
*•Series 3973 Class SA 2.78% (6.38% minus 30 day USD SOFR Average) 12/15/41	257,287	23,393
Series 4664 Class UZ 4.00% 3/15/47	1,446,844	1,368,386
Series 4676 Class KZ 2.50% 7/15/45	163,976	144,250
Series 4793 Class CB 3.00% 5/15/48	363,105	322,842
Series 4793 Class CD 3.00% 6/15/48	245,463	219,038
Series 4813 Class CJ 3.00% 8/15/48	224,786	199,222
Series 4991 Class QV 2.00% 9/25/45	349,045	305,393
*Series 5010 Class IK 2.50% 9/25/50	277,533	41,812
*Series 5010 Class JI 2.50% 9/25/50	741,325	121,726
*Series 5013 Class IN 2.50% 9/25/50	339,876	56,455
*Series 5018 Class MI 2.00% 10/25/50	698,691	92,810
*Series 5059 Class IB 2.50% 1/25/51	1,069,401	179,447
Series 5092 Class AP 2.00% 4/25/41	422,435	376,188
*Series 5140 Class NI 2.50% 5/25/49	1,182,345	160,548
*Series 5148 Class BI 2.50% 1/25/49	2,417,893	337,831
*Series 5148 Class CI 2.00% 6/25/49	1,158,268	139,630
*Series 5202 Class IN 3.00% 1/25/47	893,869	105,779
Series 5224 Class HL 4.00% 4/25/52	1,300,000	1,182,036
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
φSeries 2017-4 Class HT 3.25% 6/25/57	8,537,158	7,644,976
Series 2019-1 Class MT 3.50% 7/25/58	2,359,172	2,093,863
Series 2019-3 Class MB 3.50% 10/25/58	290,674	241,492
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust (continued)
Series 2022-1 Class MTU 3.25% 11/25/61	659,698	$566,471
Series 2022-2 Class M5TU 4.00% 4/25/62	3,823,278	3,520,646
Series 2023-1 Class MT 3.00% 10/25/62	1,081,654	902,159
Series 2024-2 Class MT 3.50% 5/25/64	5,028,576	4,338,595
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA5 Class M2 5.28% (30 day USD SOFR Average + 1.65%) 1/25/34	213,756	214,373
Series 2021-DNA6 Class M2 5.13% (30 day USD SOFR Average + 1.50%) 10/25/41	1,704,602	1,707,020
Series 2022-DNA1 Class M2 6.13% (30 day USD SOFR Average + 2.50%) 1/25/42	1,001,000	1,008,968
Series 2022-DNA2 Class M1A 4.93% (30 day USD SOFR Average + 1.30%) 2/25/42	213,775	213,760
Series 2022-DNA3 Class M1B 6.53% (30 day USD SOFR Average + 2.90%) 4/25/42	2,640,000	2,677,613
Series 2025-DNA2 Class M2 5.13% (30 day USD SOFR Average + 1.50%) 5/25/45	422,000	423,239
Federal Home Loan Mortgage Corp. STRIPS
*Series 233 Class 11 5.00% 9/15/35	10,778	1,571
*•Series 239 Class S30 3.99% (7.59% minus 30 day USD SOFR Average) 8/15/36	12,690	1,561
Series 262 Class 35 3.50% 7/15/42	63,770	59,952
Series 299 Class 300 3.00% 1/15/43	38,219	35,049
*•Series 334 Class S7 2.39% (5.99% minus 30 day USD SOFR Average) 8/15/44	457,358	41,909
*•Series 353 Class S1 2.29% (5.89% minus 30 day USD SOFR Average) 12/15/46	188,830	18,719
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
♦•Series T-41 Class 3A 4.44% 7/25/32	4,650	4,497
♦Series T-54 Class 2A 6.50% 2/25/43	40,557	41,796
♦Series T-54 Class 3A 7.00% 2/25/43	17,517	18,205
~♦^Series T-56 Class A 0.00% 5/25/43	127,547	100,529
LVIP JPMorgan Core Bond Fund-2

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates (continued)
♦Series T-58 Class 2A 6.50% 9/25/43	9,986	$10,310
~♦^Series T-58 Class A 0.00% 9/25/43	5,140	4,360
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2021-R01 Class 1M2 5.18% (30 day USD SOFR Average + 1.55%) 10/25/41	351,374	351,844
Series 2022-R02 Class 2M2 6.63% (30 day USD SOFR Average + 3.00%) 1/25/42	362,279	366,086
Series 2022-R03 Class 1M2 7.13% (30 day USD SOFR Average + 3.50%) 3/25/42	760,000	772,093
Series 2023-R06 Class 1M2 6.33% (30 day USD SOFR Average + 2.70%) 7/25/43	1,550,000	1,586,379
Series 2023-R08 Class 1M1 5.13% (30 day USD SOFR Average + 1.50%) 10/25/43	191,603	191,727
Series 2024-R04 Class 1A1 4.63% (30 day USD SOFR Average + 1.00%) 5/25/44	1,176,693	1,177,627
Series 2025-R01 Class 1M2 5.13% (30 day USD SOFR Average + 1.50%) 1/25/45	506,000	506,753
Series 2025-R02 Class 1M2 5.23% (30 day USD SOFR Average + 1.60%) 2/25/45	432,000	433,445
Series 2025-R03 Class 2M1 5.23% (30 day USD SOFR Average + 1.60%) 3/25/45	220,586	220,756
Series 2025-R04 Class 1M2 5.13% (30 day USD SOFR Average + 1.50%) 5/25/45	1,073,000	1,075,461
Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90% 6/25/27	660,397	651,233
Federal National Mortgage Association Interest STRIPS
~^Series 329 Class 1 0.00% 1/25/33	844	754
*Series 365 Class 8 5.50% 5/25/36	4,572	722
*Series 427 Class C73 3.00% 12/25/48	1,463,676	237,249
Federal National Mortgage Association REMICS
Series 1997-39 Class PD 7.50% 5/20/27	148	149
Series 1997-46 Class PL 6.00% 7/18/27	162	163
Series 1998-36 Class ZB 6.00% 7/18/28	289	290
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
Series 1998-46 Class GZ 6.50% 8/18/28	805	$816
Series 1998-58 Class PC 6.50% 10/25/28	2,655	2,692
*Series 1999-39 Class JH 6.50% 8/25/29	5,005	233
*Series 2000-52 IO 8.50% 1/25/31	481	50
Series 2001-30 Class PM 7.00% 7/25/31	4,206	4,354
*Series 2001-33 Class ID 6.00% 7/25/31	17,624	1,731
Series 2001-36 Class DE 7.00% 8/25/31	8,564	8,886
Series 2001-44 Class PD 7.00% 9/25/31	488	497
Series 2001-61 Class Z 7.00% 11/25/31	12,899	13,392
•Series 2002-1 Class SA 13.03% (24.82% minus 30 day USD SOFR Average) 2/25/32	368	418
*•Series 2002-13 Class SJ 1.60% (7.99% minus 30 day USD SOFR Average) 3/25/32	5,809	82
~^Series 2002-15 0.00% 4/25/32	6,430	6,125
Series 2002-28 Class PK 6.50% 5/25/32	4,831	4,977
*•Series 2002-68 Class SH 4.28% (7.89% minus 30 day USD SOFR Average) 10/18/32	11,689	804
•Series 2002-77 Class S 7.62% (14.27% minus 30 day USD SOFR Average) 12/25/32	1,160	1,210
*•Series 2003-116 Class SB 3.86% (7.49% minus 30 day USD SOFR Average) 11/25/33	14,342	919
•Series 2003-130 Class SX 5.91% (11.35% minus 30 day USD SOFR Average) 1/25/34	116	116
Series 2003-131 Class CH 5.50% 1/25/34	21,931	22,270
~^Series 2003-132 Class OA 0.00% 8/25/33	131	128
Series 2003-22 Class UD 4.00% 4/25/33	32,805	32,261
*Series 2003-44 Class IU 7.00% 6/25/33	6,790	922
Series 2003-47 Class PE 5.75% 6/25/33	5,687	5,815
LVIP JPMorgan Core Bond Fund-3

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
•Series 2003-64 Class SX 4.48% (13.46% minus 30 day USD SOFR Average) 7/25/33	1,099	$1,047
Series 2003-7 Class A1 6.50% 12/25/42	61,036	61,930
•Series 2003-71 Class DS 2.52% (7.31% minus 30 day USD SOFR Average) 8/25/33	9,023	8,277
•Series 2003-91 Class SD 6.26% (12.31% minus 30 day USD SOFR Average) 9/25/33	1,709	1,733
Series 2004-35 Class AZ 4.50% 5/25/34	28,013	27,824
•Series 2004-36 Class SA 9.23% (19.21% minus 30 day USD SOFR Average) 5/25/34	10,170	10,542
•Series 2004-46 Class SK 6.21% (16.19% minus 30 day USD SOFR Average) 5/25/34	2,696	2,706
•Series 2004-51 Class SY 6.76% (14.01% minus 30 day USD SOFR Average) 7/25/34	1,020	1,005
•Series 2004-61 Class SK 8.50% (50.19% minus 30 day USD SOFR Average) 11/25/32	5,573	5,843
Series 2004-79 Class ZE 5.50% 11/25/34	136,779	138,738
Series 2004-91 Class HC 6.00% 12/25/34	135,057	138,526
•Series 2005-45 Class DC 10.59% (23.89% minus 30 day USD SOFR Average) 6/25/35	14,619	15,520
Series 2005-84 Class XM 5.75% 10/25/35	6,984	7,129
~^Series 2006-110 0.00% 11/25/36	7,029	6,046
*•Series 2006-117 Class GS 2.91% (6.54% minus 30 day USD SOFR Average) 12/25/36	15,395	1,248
~^Series 2006-22 Class AO 0.00% 4/25/36	7,677	6,672
•Series 2006-46 Class SW 10.48% (23.78% minus 30 day USD SOFR Average) 6/25/36	2,145	2,251
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
*•Series 2007-100 Class SM 2.71% (6.34% minus 30 day USD SOFR Average) 10/25/37	13,651	$1,116
*•Series 2007-53 Class SH 2.36% (5.99% minus 30 day USD SOFR Average) 6/25/37	18,903	1,320
*•Series 2007-7 Class SG 2.76% (6.39% minus 30 day USD SOFR Average) 8/25/36	39,790	2,360
*•Series 2007-88 Class VI 2.80% (6.43% minus 30 day USD SOFR Average) 9/25/37	25,963	1,977
*•Series 2008-1 Class BI 2.17% (5.80% minus 30 day USD SOFR Average) 2/25/38	14,367	917
*•Series 2008-16 Class IS 2.46% (6.09% minus 30 day USD SOFR Average) 3/25/38	4,377	280
*•Series 2008-46 Class HI 2.06% 6/25/38	4,763	262
*•Series 2008-53 Class CI 3.46% (7.09% minus 30 day USD SOFR Average) 7/25/38	4,078	407
*•Series 2009-112 Class ST 2.51% (6.14% minus 30 day USD SOFR Average) 1/25/40	13,162	1,025
*•Series 2010-100 Class SV 2.89% (6.52% minus 30 day USD SOFR Average) 9/25/40	530,028	46,075
Series 2010-102 Class PN 5.00% 9/25/40	151,027	151,537
Series 2010-134 Class KZ 4.50% 12/25/40	225,479	217,144
*•Series 2010-35 Class SB 2.68% (6.31% minus 30 day USD SOFR Average) 4/25/40	4,794	383
Series 2010-80 Class PZ 5.00% 7/25/40	165,437	166,643
Series 2012-118 Class VZ 3.00% 11/25/42	588,215	539,444
Series 2012-30 Class DZ 4.00% 4/25/42	111,853	107,206
~^Series 2013-128 0.00% 12/25/43	52,607	39,688
Series 2013-44 Class Z 3.00% 5/25/43	18,924	14,846
LVIP JPMorgan Core Bond Fund-4

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
*•Series 2013-54 Class BS 2.41% (6.04% minus 30 day USD SOFR Average) 6/25/43	36,347	$3,586
Series 2013-67 Class KZ 2.50% 4/25/43	968,494	843,837
*Series 2014-15 Class JI 3.50% 4/25/29	523,137	16,224
Series 2014-19 Class Z 4.50% 4/25/44	365,481	356,498
*Series 2014-38 Class QI 5.50% 12/25/43	158,569	20,733
Series 2015-65 Class CZ 3.50% 9/25/45	730,130	626,243
Series 2016-38 Class NA 3.00% 1/25/46	53,816	49,978
*•Series 2016-61 Class BS 2.36% (5.99% minus 30 day USD SOFR Average) 9/25/46	564,918	29,411
Series 2017-40 Class GZ 3.50% 5/25/47	208,929	194,305
*•Series 2017-76 Class SB 2.36% (5.99% minus 30 day USD SOFR Average) 10/25/57	680,309	78,052
*•Series 2017-85 Class SC 2.46% (6.09% minus 30 day USD SOFR Average) 11/25/47	112,396	8,056
Series 2020-46 Class KB 1.25% 6/25/50	7,008,562	5,457,474
Series 2020-47 Class GZ 2.00% 7/25/50	676,430	417,765
Series 2020-56 Class AQ 2.00% 8/25/50	1,921,201	1,602,732
*Series 2020-56 Class DI 2.50% 8/25/50	323,039	53,079
Series 2020-57 Class TA 2.00% 4/25/50	1,050,671	938,116
*Series 2020-73 Class KI 3.00% 10/25/50	414,054	71,228
Series 2020-90 Class PE 2.00% 12/25/50	1,129,015	907,230
Series 2021-1 Class EP 1.00% 11/25/50	500,473	382,170
*Series 2021-1 Class IG 2.50% 2/25/51	1,112,599	184,914
Series 2021-25 Class GA 1.00% 5/25/51	824,721	633,008
Series 2021-28 Class LB 2.00% 4/25/51	994,431	832,812
*Series 2021-3 Class QI 2.50% 2/25/51	1,292,501	197,797
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
*Series 2021-43 IO 2.50% 6/25/51	2,388,284	$363,256
*Series 2021-44 Class MI 2.50% 7/25/51	646,384	110,177
*Series 2021-61 Class KI 2.50% 4/25/49	2,262,525	320,622
Series 2021-65 Class JA 2.00% 1/25/46	337,916	305,551
Series 2021-86 Class MA 2.50% 11/25/47	7,951,806	7,230,985
Series 2021-95 Class GA 1.88% 3/25/51	7,090,170	5,899,206
Series 2022-29 Class KZ 1.50% 6/25/42	1,382,061	1,035,373
*Series 2022-86 IO 2.50% 5/25/50	1,433,033	196,063
Federal National Mortgage Association REMICS Trust
~^Series 1999-W1 0.00% 2/25/29	3,118	2,887
Series 1999-W4 Class A9 6.25% 2/25/29	8,424	8,460
Series 2002-W7 Class A4 6.00% 6/25/29	57,020	57,273
•Series 2003-W1 Class 1A1 4.66% 12/25/42	71,338	70,405
•Series 2003-W1 Class 2A 5.02% 12/25/42	11,310	11,169
Series 2004-W11 Class 1A2 6.50% 5/25/44	2,912	2,961
Federal National Mortgage Association Trust Series 2004-W2 Class 2A2 7.00% 2/25/44	2,876	2,965
Government National Mortgage Association
•Series 2014-17 Class AM 3.53% 6/16/48	2,684	2,573
*•Series 2016-128 IO 0.81% 9/16/56	2,181,032	84,876
Series 2020-103 Class AD 1.45% 1/16/63	1,317,710	992,132
Series 2021-2 Class AH 1.50% 6/16/63	156,172	114,716
Government National Mortgage Association REMICS
Series 2001-10 Class PE 6.50% 3/16/31	46,245	47,030
•Series 2004-28 Class S 9.36% (19.35% minus 1 mo. USD Term SOFR) 4/16/34	3,806	3,962
Series 2006-38 Class OH 6.50% 8/20/36	321,622	338,581
*•Series 2007-45 Class QA 2.89% (6.53% minus 1 mo. USD Term SOFR) 7/20/37	21,656	1,827
LVIP JPMorgan Core Bond Fund-5

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
*•Series 2007-51 Class SG 2.83% (6.47% minus 1 mo. USD Term SOFR) 8/20/37	69,506	$5,851
*•Series 2007-76 Class SA 2.78% (6.42% minus 1 mo. USD Term SOFR) 11/20/37	17,975	1,505
*•Series 2008-2 Class MS 3.41% (7.05% minus 1 mo. USD Term SOFR) 1/16/38	18,529	1,912
*•Series 2008-55 Class SA 2.45% (6.09% minus 1 mo. USD Term SOFR) 6/20/38	10,952	780
Series 2009-104 Class KB 5.50% 11/16/39	236,000	242,198
*•Series 2009-106 Class ST 2.25% (5.89% minus 1 mo. USD Term SOFR) 2/20/38	51,861	3,007
*Series 2009-14 Class KI 6.50% 3/20/39	16,966	3,710
*Series 2009-14 Class NI 6.50% 3/20/39	12,187	2,504
*•Series 2009-22 Class SA 2.52% (6.16% minus 1 mo. USD Term SOFR) 4/20/39	22,583	1,022
*•Series 2009-31 Class TS 2.55% (6.19% minus 1 mo. USD Term SOFR) 3/20/39	4,513	41
*•Series 2009-6 Class SA 2.35% (5.99% minus 1 mo. USD Term SOFR) 2/16/39	6,412	448
*•Series 2009-6 Class SH 2.29% (5.93% minus 1 mo. USD Term SOFR) 2/20/39	20,758	1,396
*•Series 2009-64 Class SN 2.35% (5.99% minus 1 mo. USD Term SOFR) 7/16/39	14,499	435
~^Series 2009-79 Class OK 0.00% 11/16/37	11,343	9,496
Series 2010-130 Class CP 7.00% 10/16/40	15,502	16,533
*•Series 2011-75 Class SM 2.85% (6.49% minus 1 mo. USD Term SOFR) 5/20/41	28,063	1,989
•Series 2011-H19 Class FA 4.23% (1 mo. USD Term SOFR + 0.58%) 8/20/61	28,375	28,369
•Series 2012-H23 Class SA 4.29% (1 mo. USD Term SOFR + 0.64%) 10/20/62	13,452	13,382
Series 2013-113 Class LY 3.00% 5/20/43	191,428	177,112
*Series 2013-53 Class OI 3.50% 4/20/43	180,304	26,995
Series 2013-69 Class MA 1.50% 8/20/42	118,959	106,664
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
•Series 2013-H08 Class FC 4.21% (1 mo. USD Term SOFR + 0.56%) 2/20/63	46,569	$46,505
Series 2013-H09 Class HA 1.65% 4/20/63	2,497	2,384
•Series 2014-H17 Class FC 4.26% (1 mo. USD Term SOFR + 0.61%) 7/20/64	39,525	39,501
•Series 2015-137 Class WA 5.55% 1/20/38	88,661	90,439
•Series 2015-H16 Class FG 4.20% (1 mo. USD Term SOFR + 0.55%) 7/20/65	74,555	74,500
•Series 2015-H30 Class FE 4.36% (1 mo. USD Term SOFR + 0.71%) 11/20/65	104,048	104,109
*•Series 2016-135 Class SB 2.35% (5.99% minus 1 mo. USD Term SOFR) 10/16/46	366,376	40,034
Series 2016-135 Class Z 3.00% 10/20/46	267,189	224,214
*•Series 2016-21 Class ST 2.40% (6.04% minus 1 mo. USD Term SOFR) 2/20/46	631,197	60,498
*Series 2016-84 Class IG 4.50% 11/16/45	943,281	180,377
•Series 2016-H11 Class FD 4.82% (1 yr. USD Term SOFR + 1.12%) 5/20/66	19,341	19,485
•Series 2016-H26 Class FC 4.76% (1 mo. USD Term SOFR + 1.11%) 12/20/66	21,282	21,454
Series 2017-163 Class ZK 3.50% 11/20/47	36,094	33,511
•Series 2017-H14 Class FK 3.92% (1 yr. CMT + 0.20%) 5/20/67	20,799	20,766
•Series 2017-H14 Class FV 4.26% (1 mo. USD Term SOFR + 0.61%) 6/20/67	56,378	56,344
*•Series 2017-H22 Class IC 2.40% 11/20/67	280,464	10,605
•Series 2018-H13 Class FC 4.06% (1 mo. USD Term SOFR + 0.41%) 7/20/68	67,658	67,437
•Series 2019-H13 Class FT 4.17% (1 yr. CMT + 0.45%) 8/20/69	22,265	22,310
*Series 2020-123 Class IL 2.50% 8/20/50	209,973	30,207
*Series 2020-123 Class NI 2.50% 8/20/50	709,045	106,310
*Series 2020-127 Class IN 2.50% 8/20/50	292,111	43,541
LVIP JPMorgan Core Bond Fund-6

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
*Series 2020-129 Class IE 2.50% 9/20/50	290,884	$42,825
*Series 2020-160 Class IH 2.50% 10/20/50	189,406	28,356
*Series 2020-160 Class VI 2.50% 10/20/50	307,487	46,221
*Series 2020-160 Class YI 2.50% 10/20/50	1,038,350	152,201
*Series 2020-173 Class MI 2.50% 11/20/50	4,242,768	623,800
*Series 2020-181 Class WI 2.00% 12/20/50	2,112,445	250,190
•Series 2020-30 Class PT 4.75% 3/20/48	448,753	446,304
*Series 2020-47 Class MI 3.50% 4/20/50	557,438	108,310
*Series 2020-47 Class NI 3.50% 4/20/50	214,621	41,672
•Series 2020-H12 Class F 4.26% (1 mo. USD Term SOFR + 0.61%) 7/20/70	95,105	95,009
•Series 2020-H13 Class FA 4.21% (1 mo. USD Term SOFR + 0.56%) 7/20/70	306,786	306,074
•Series 2020-H13 Class FC 4.21% (1 mo. USD Term SOFR + 0.56%) 7/20/70	76,095	75,898
Series 2021-188 Class PA 2.00% 10/20/51	53,687	45,073
*Series 2021-191 Class NI 3.00% 10/20/51	384,784	69,801
Series 2021-223 Class P 2.00% 6/20/51	807,670	701,771
*Series 2021-29 Class TI 2.50% 2/20/51	1,191,972	205,361
Series 2021-77 Class LC 1.25% 7/20/50	93,650	73,766
Series 2022-139 Class AL 4.00% 7/20/51	1,500,000	1,372,259
Series 2022-189 Class PT 2.50% 10/20/51	687,290	577,590
Series 2022-99 Class JW 2.50% 1/20/52	300,000	251,211
Series 2024-197 Class BN 3.00% 5/20/51	8,250,125	7,678,999
Series 2025-6 Class A 3.50% 11/20/50	23,601,004	22,144,905
Seasoned Credit Risk Transfer Trust
Series 2025-1 Class MTU 3.25% 11/25/64	7,188,385	6,113,929
Series 2025-2 Class MTU 3.25% 6/25/65	4,976,390	4,211,312
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Seasoned Loans Structured Transaction Trust Series 2025-1 Class A1 3.00% 5/25/35	7,147,118	$6,493,072
Total Agency Collateralized Mortgage Obligations (Cost $125,808,703)		127,103,725
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.19%
•Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2026-MN14 Class M1 5.29% (30 day USD SOFR Average + 1.70%) 6/25/46	3,455,000	3,454,962
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
*♦•Series K058 Class X1 1.02% 8/25/26	15,171,652	4,768
♦Series K065 Class A2 3.24% 4/25/27	215,000	213,081
♦•Series K070 Class A2 3.30% 11/25/27	208,000	205,120
♦•Series K072 Class AM 3.50% 12/25/27	1,000,000	983,356
♦Series K079 Class AM 3.93% 6/25/28	588,000	580,727
♦•Series K081 Class A2 3.90% 8/25/28	395,000	390,240
*♦•Series K094 Class X1 1.01% 6/25/29	2,195,975	47,799
*♦•Series K094 Class XAM 1.28% 6/25/29	3,700,000	114,680
*♦•Series K095 Class XAM 1.37% 6/25/29	900,000	31,413
*♦•Series K101 Class X1 0.94% 10/25/29	860,840	19,654
*♦•Series K104 Class XAM 1.50% 1/25/30	1,900,000	81,748
*♦•Series K105 Class X1 1.63% 1/25/30	5,115,538	226,829
*♦•Series K115 Class X1 1.41% 6/25/30	1,460,940	63,409
*♦•Series K116 Class X1 1.51% 7/25/30	3,559,659	160,770
*♦•Series K124 Class X1 0.80% 12/25/30	1,473,832	38,661
*♦•Series K128 Class X1 0.60% 3/25/31	6,366,133	122,997
*♦•Series K130 Class X1 1.14% 6/25/31	7,922,285	327,926
*♦•Series K131 Class X1 0.83% 7/25/31	6,743,271	206,867
*♦•Series K133 Class X1 0.44% 9/25/31	11,567,618	181,939
LVIP JPMorgan Core Bond Fund-7

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
*♦•Series K142 Class X1 0.40% 3/25/32	5,179,024	$78,529
*♦•Series K143 Class X1 0.45% 4/25/55	5,263,768	95,257
♦Series K144 Class A2 2.45% 4/25/32	2,037,000	1,824,526
*♦•Series K145 Class X1 0.43% 5/25/32	5,666,271	98,028
♦Series K146 Class A2 2.92% 6/25/32	1,100,000	1,009,255
*♦•Series K147 Class X1 0.50% 6/25/32	7,449,743	155,535
*♦•Series K148 Class X1 0.39% 7/25/32	14,560,435	219,315
*♦•Series K149 Class X1 0.40% 8/25/32	8,337,353	136,517
♦•Series K-150 Class A2 3.71% 9/25/32	2,005,000	1,915,148
♦•Series K-151 Class A2 3.80% 10/25/32	1,150,000	1,098,686
*♦•Series K-151 Class X1 0.33% 10/25/32	15,149,451	188,274
*♦•Series K-1511 Class X1 0.92% 3/25/34	1,823,255	72,565
*♦•Series K-1520 Class X1 0.57% 2/25/36	3,740,015	119,629
♦•Series K-153 Class A2 3.82% 12/25/32	1,000,000	958,828
*♦•Series K-157 Class X1 0.42% 5/25/33	6,795,063	121,487
♦•Series K507 Class A2 4.80% 9/25/28	100,000	100,510
*♦•Series K737 Class X1 0.71% 10/25/26	4,535,151	2,728
*♦•Series K741 Class X1 0.62% 12/25/27	2,131,755	13,446
*♦•Series K742 Class X1 0.69% 3/25/28	3,466,153	25,489
*♦•Series K743 Class X1 1.00% 5/25/28	2,915,918	41,260
♦Series K753 Class A2 4.40% 10/25/30	691,000	688,170
♦•Series K754 Class AM 4.94% 11/25/30	4,180,000	4,250,231
*♦•Series KC05 Class X1 1.26% 6/25/27	523,786	3,792
♦Series KJ45 Class A2 4.66% 1/25/31	815,000	816,047
*♦•Series KL06 Class XFX 1.46% 12/25/29	4,095,797	126,151
♦•Series Q013 Class APT2 1.21% 5/25/50	642,338	627,355
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association-ACES
•Series 2013-M6 Class 1AC 3.39% 2/25/43	37,609	$36,278
•Series 2015-M10 Class A2 3.09% 4/25/27	166,969	165,597
Series 2016-M11 Class AL 2.94% 7/25/39	74,479	70,366
•Series 2017-M12 Class A2 3.17% 6/25/27	181,312	179,288
•Series 2017-M5 Class A2 3.12% 4/25/29	133,737	129,430
•Series 2017-M7 Class A2 2.96% 2/25/27	542,071	537,185
•Series 2017-M8 Class A2 3.06% 5/25/27	200,680	198,500
•Series 2018-M10 Class A2 3.47% 7/25/28	408,062	401,500
Series 2018-M15 Class 1A2 3.70% 1/25/36	900,000	852,177
•Series 2018-M3 Class A2 3.18% 2/25/30	105,105	101,253
•Series 2018-M9 Class APT2 3.21% 4/25/28	55,018	53,621
•Series 2019-M23 Class 3A3 2.72% 10/25/31	455,191	417,199
Series 2019-M4 Class A2 3.61% 2/25/31	273,290	263,581
Series 2019-M5 Class A2 3.27% 2/25/29	436,561	425,110
Series 2019-M6 Class A2 3.45% 1/1/29	10,980	10,899
Series 2020-M50 Class A2 1.20% 10/25/30	258,196	251,558
*•Series 2020-M50 Class X1 1.93% 10/25/30	4,236,885	142,214
Series 2020-M6 Class A 2.50% 10/25/37	128,268	114,722
*•Series 2021-M3 Class X1 1.95% 11/25/33	1,671,089	97,053
•Series 2022-M1G Class A2 1.58% 9/25/31	3,350,000	2,934,013
•Series 2022-M1S Class A2 2.15% 4/25/32	1,290,000	1,141,150
•Series 2022-M2S Class A2 3.88% 8/25/32	3,797,405	3,661,338
•Series 2022-M3 Class A2 1.76% 11/25/31	1,500,000	1,302,695
•Series 2023-M2 Class 3A2 2.01% 4/25/32	7,500,000	6,485,679
•Series 2023-M4 Class A2 3.89% 9/25/32	200,000	191,721
•Series 2023-M8 Class A2 4.62% 3/25/33	9,405,000	9,359,168
•Series 2026-M10 Class A1 1.91% 6/25/31	2,894,126	2,666,904
LVIP JPMorgan Core Bond Fund-8

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association-ACES (continued)
•Series 2026-M10 Class A2 1.91% 7/25/35	16,636,000	$14,090,108
•Series 2026-M10 Class PS 1.91% 7/25/35	3,408,000	2,969,342
*Series 2026-M10 Class X1 0.00% 7/25/35	22,938,130	3,237
•Series 2026-M9 Class A 1.62% 1/25/33	217,868	186,582
•Series 2026-M9 Class A1 1.62% 10/25/31	215,700	193,330
•Series 2026-M9 Class A2 1.62% 1/25/33	1,018,852	857,961
•FREMF Mortgage Trust
Series 2016-K59 Class B 3.66% 11/25/49	180,000	179,060
Series 2017-K71 Class B 3.88% 11/25/50	259,000	254,946
Series 2018-K73 Class C 3.98% 2/25/51	2,000,000	1,958,402
Series 2019-K102 Class B 3.65% 12/25/51	750,000	707,351
Series 2019-KBF3 Class B 6.21% (30 day USD SOFR Average + 2.61%) 1/25/29	540,399	529,293
Government National Mortgage Association
•Series 2013-107 Class AD 2.77% 11/16/47	255,068	233,795
*•Series 2013-50 IO 0.07% 10/16/48	2,689,513	6,423
*•Series 2013-74 IO 0.45% 12/16/53	1,530,206	14,369
*•Series 2017-145 IO 0.49% 4/16/57	507,134	11,945
*•Series 2017-157 IO 0.52% 12/16/59	556,662	15,315
*•Series 2017-8 IO 0.44% 8/16/58	834,387	15,439
*•Series 2020-109 Class AI 0.90% 5/16/60	1,187,345	69,394
*•Series 2020-184 IO 0.91% 11/16/60	2,003,857	132,840
*•Series 2021-110 IO 0.88% 11/16/63	3,404,487	205,818
*•Series 2021-133 IO 0.88% 7/16/63	3,843,049	257,036
*•Series 2021-37 IO 0.80% 1/16/61	2,024,111	112,169
*•Series 2021-60 IO 0.83% 5/16/63	1,618,378	85,833
*•Series 2021-68 IO 0.88% 10/16/62	1,916,645	107,504
•Series 2022-196 Class BE 3.00% 10/16/64	900,000	632,490
*•Series 2022-210 IO 0.70% 7/16/64	1,024,005	59,683
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
*•Series 2022-216 IO 0.75% 7/16/65	1,063,656	$55,189
•Series 2022-220 Class E 3.00% 10/16/64	600,000	426,146
*•Series 2022-3 IO 0.64% 2/16/61	4,853,052	221,549
*•Series 2022-59 IO 0.57% 2/16/62	2,493,257	96,507
Series 2023-92 Class AH 2.00% 6/16/64	4,207,763	3,246,985
*•Series 2023-92 Class IA 0.61% 6/16/64	4,501,328	230,968
Total Agency Commercial Mortgage-Backed Securities (Cost $82,189,456)		82,600,912
AGENCY MORTGAGE-BACKED SECURITIES–20.00%
Federal Home Loan Mortgage Corp.
1.50% 11/1/40	1,884,643	1,587,321
1.50% 5/1/41	1,973,727	1,657,422
1.50% 7/1/41	1,474,976	1,236,110
1.50% 10/1/41	2,065,788	1,725,538
1.50% 11/1/41	279,093	232,948
1.50% 2/1/51	545,193	418,924
1.50% 3/1/52	410,422	314,336
2.00% 10/1/40	867,077	757,446
2.00% 3/1/41	1,130,178	983,021
2.00% 7/1/41	857,704	745,657
2.00% 9/1/41	2,268,469	1,964,365
2.00% 10/1/41	930,474	804,395
2.00% 11/1/41	504,370	436,815
2.00% 12/1/41	1,028,520	888,983
2.00% 1/1/42	3,201,951	2,770,065
2.00% 2/1/42	920,103	793,618
2.00% 4/1/42	2,015,528	1,751,779
2.00% 5/1/42	1,160,037	1,001,268
2.00% 8/1/42	1,659,549	1,435,758
2.00% 11/1/50	1,020,699	832,523
2.00% 12/1/50	477,200	385,127
2.00% 2/1/51	2,350,959	1,917,449
2.00% 3/1/51	1,332,045	1,086,186
2.00% 4/1/51	407,018	331,812
2.00% 6/1/51	770,456	627,321
2.00% 8/1/51	695,717	560,747
2.00% 2/1/52	531,209	430,724
2.00% 3/1/52	1,259,472	1,012,012
2.50% 4/1/41	113,215	101,224
2.50% 2/1/42	361,302	320,885
2.50% 3/1/42	1,593,856	1,416,136
2.50% 9/1/42	1,773,591	1,577,631
2.50% 11/1/49	9,566,277	8,076,334
2.50% 7/1/50	2,823,498	2,379,894
2.50% 11/1/50	2,706,711	2,312,297
2.50% 12/1/50	2,923,929	2,496,063
LVIP JPMorgan Core Bond Fund-9

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
2.50% 1/1/51	29,404	$25,083
2.50% 2/1/51	1,116,244	953,768
2.50% 3/1/51	291,745	249,322
2.50% 5/1/51	5,467,479	4,637,829
2.50% 7/1/51	268,237	226,377
2.50% 8/1/51	2,083,521	1,777,613
2.50% 9/1/51	411,014	351,329
2.50% 10/1/51	2,721,707	2,316,916
2.50% 11/1/51	1,232,432	1,050,396
2.50% 12/1/51	1,813,685	1,545,108
2.50% 1/1/52	15,548,932	13,218,763
2.50% 2/1/52	793,624	678,124
2.50% 3/1/52	72,556	62,045
2.50% 4/1/52	5,752,069	4,900,373
3.00% 9/1/32	51,018	49,253
3.00% 10/1/32	53,932	51,999
3.00% 10/1/33	38,145	36,535
3.00% 12/1/33	20,838	19,863
3.00% 6/1/36	43,976	41,477
3.00% 5/1/40	46,559	43,084
3.00% 4/1/42	424,495	391,274
3.00% 5/1/42	70,569	65,047
3.00% 7/1/42	434,579	400,232
3.00% 9/1/42	810,288	740,948
3.00% 1/1/47	5,379,713	4,803,867
3.00% 8/1/48	327,880	294,237
3.00% 9/1/48	28,042	25,231
3.00% 9/1/49	282,475	252,292
3.00% 11/1/49	284,448	252,786
3.00% 1/1/50	220,237	196,634
3.00% 6/1/50	887,807	775,224
3.00% 7/1/50	268,805	240,626
3.00% 8/1/50	4,123,109	3,663,760
3.00% 12/1/50	126,415	112,601
3.00% 2/1/51	128,579	114,077
3.00% 6/1/51	407,954	361,751
3.00% 8/1/51	457,284	405,360
3.00% 10/1/51	360,859	321,076
3.00% 11/1/51	244,190	214,203
3.00% 12/1/51	141,207	124,629
3.00% 1/1/52	193,408	171,370
3.00% 2/1/52	1,219,651	1,067,768
3.00% 4/1/52	5,279,317	4,639,016
3.00% 8/1/52	1,294,828	1,143,552
•3.01% (1 yr. USD RFUCCT + 1.63%) 11/1/48	1,664,205	1,680,467
3.50% 4/1/33	104,275	101,157
3.50% 1/1/38	650,543	618,249
3.50% 6/1/42	121,906	113,931
3.50% 7/1/47	4,202,439	3,887,672
3.50% 11/1/48	1,254,050	1,162,904
3.50% 2/1/49	2,714,938	2,474,561
3.50% 7/1/50	434,123	397,794
3.50% 12/1/50	665,871	612,694
3.50% 1/1/52	123,801	113,202
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
3.50% 4/1/52	1,222,498	$1,114,251
3.50% 5/1/52	1,384,925	1,258,585
3.50% 6/1/52	1,852,227	1,687,662
•3.73% (1 yr. USD RFUCCT + 1.62%) 2/1/50	836,804	856,820
3.75% 8/1/32	1,200,000	1,148,685
4.00% 9/1/32	200,000	194,346
4.00% 6/1/42	54,470	52,493
4.00% 8/1/44	11,134	10,561
4.00% 5/1/45	7,056	6,748
4.00% 10/1/45	11,305	10,788
4.00% 11/1/45	9,207	8,784
4.00% 1/1/46	92,188	88,385
4.00% 10/1/47	491,133	464,546
4.00% 7/1/49	4,235,821	4,018,786
4.00% 9/1/49	461,896	437,433
4.00% 1/1/50	201,690	191,059
4.00% 7/1/50	782,415	739,844
4.00% 4/1/52	3,662,328	3,449,552
4.00% 7/1/52	240,948	227,985
4.00% 9/1/52	5,285,515	4,959,570
4.00% 2/1/53	1,298,598	1,229,596
4.25% 11/1/34	8,400,000	8,134,699
4.50% 10/1/35	74,761	74,027
4.50% 5/1/38	291,533	288,930
4.50% 3/1/47	223,663	218,814
4.50% 5/1/47	21,250	20,804
4.50% 6/1/47	419,526	410,624
4.50% 1/1/49	302,909	295,235
4.50% 3/1/49	153,469	149,581
4.50% 8/1/49	467,982	457,115
4.50% 9/1/50	134,581	130,553
4.50% 1/1/51	445,561	431,494
4.50% 7/1/52	563,093	544,017
4.50% 8/1/52	135,432	131,798
4.50% 9/1/52	152,911	147,771
4.50% 10/1/52	2,888,197	2,790,636
4.50% 11/1/52	9,667,096	9,334,976
4.50% 12/1/52	432,473	417,582
4.50% 3/1/54	6,602,533	6,390,113
4.60% 2/1/30	598,313	599,464
5.00% 11/1/42	879,042	864,025
5.00% 10/1/48	183,097	182,879
5.00% 1/1/49	8,123	8,129
5.00% 7/1/52	2,562,621	2,542,772
5.00% 9/1/52	4,427,014	4,395,140
5.00% 11/1/52	270,443	266,845
5.00% 12/1/52	348,943	344,697
5.00% 1/1/53	1,350,500	1,337,452
5.00% 3/1/53	658,688	654,487
5.00% 4/1/53	923,573	914,646
5.00% 6/1/53	393,498	389,161
•5.41% (1 yr. USD RFUCCT + 1.62%) 11/1/47	448,726	463,942
5.50% 10/1/33	7,376	7,411
LVIP JPMorgan Core Bond Fund-10

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
5.50% 9/1/41	503,273	$518,448
5.50% 6/1/43	124,702	125,152
5.50% 7/1/43	1,277,437	1,289,001
5.50% 9/1/52	1,013,731	1,030,133
5.50% 11/1/52	203,904	207,287
5.50% 12/1/52	355,955	359,731
5.50% 1/1/53	177,786	179,935
5.50% 3/1/53	2,316,977	2,349,958
5.50% 4/1/53	862,342	871,093
5.50% 5/1/53	825,897	838,194
5.50% 6/1/53	663,206	671,226
5.50% 7/1/53	215,834	217,163
5.50% 9/1/53	2,055,726	2,080,067
5.50% 2/1/54	1,718,515	1,743,368
5.50% 2/1/55	3,451,300	3,467,045
•5.80% (1 yr. USD RFUCCT + 1.58%) 3/1/35	10,481	10,646
•5.86% (1 yr. CMT + 2.26%) 4/1/30	130	130
•5.94% (1 yr. USD RFUCCT + 1.75%) 4/1/34	4,167	4,233
6.00% 2/1/32	1,057	1,083
6.00% 12/1/52	970,304	996,101
6.00% 1/1/53	506,067	527,205
•6.14% (1 yr. USD RFUCCT + 1.82%) 1/1/37	4,666	4,779
6.50% 6/1/29	1,351	1,399
6.50% 11/1/34	127	132
6.50% 1/1/53	241,173	250,646
6.50% 2/1/53	513,886	534,090
6.50% 3/1/53	46,423	48,090
6.50% 4/1/53	398,557	414,624
6.50% 5/1/53	793,497	831,121
7.00% 7/1/29	6,536	6,610
7.00% 4/1/35	15,731	16,630
8.50% 7/1/28	15	15
Federal National Mortgage Association
1.27% 12/1/29	1,176,083	1,056,167
1.45% 10/1/30	1,126,656	997,687
1.50% 1/1/31	1,100,000	967,547
1.50% 1/1/51	492,025	377,381
1.50% 3/1/51	1,788,641	1,373,541
1.56% 1/1/31	1,300,000	1,145,203
1.98% 1/1/32	1,985,000	1,744,546
2.00% 8/1/36	2,202,247	2,008,816
2.00% 8/1/40	51,999	45,583
2.00% 3/1/41	1,002,587	872,043
2.00% 5/1/41	460,614	400,041
2.00% 6/1/41	192,433	166,958
2.00% 9/1/41	845,544	732,194
2.00% 10/1/41	794,272	690,377
2.00% 11/1/41	531,010	458,842
2.00% 12/1/41	891,214	771,649
2.00% 1/1/42	2,610,916	2,269,197
2.00% 2/1/42	686,807	592,197
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.00% 3/1/42	209,270	$180,318
2.00% 5/1/42	295,896	254,883
2.00% 6/1/50	1,985,926	1,604,713
2.00% 8/1/50	898,874	725,574
2.00% 9/1/50	1,484,808	1,200,314
2.00% 10/1/50	2,573,739	2,078,917
2.00% 11/1/50	1,233,676	1,005,136
2.00% 12/1/50	390,988	318,272
2.00% 1/1/51	713,819	580,934
2.00% 2/1/51	8,131,480	6,586,345
2.00% 3/1/51	4,002,446	3,254,296
2.00% 4/1/51	5,926,673	4,784,833
2.00% 5/1/51	977,629	789,190
2.00% 7/1/51	79,342	64,083
2.00% 8/1/51	1,545,097	1,254,394
2.00% 9/1/51	3,677,479	2,954,639
2.00% 10/1/51	1,175,425	959,455
2.00% 11/1/51	356,001	288,795
2.00% 12/1/51	381,002	304,487
2.00% 1/1/52	3,001,659	2,442,604
2.00% 2/1/52	569,519	464,384
2.00% 3/1/52	1,722,032	1,399,192
2.01% 4/1/30	1,233,359	1,128,482
2.02% 8/1/30	1,044,872	947,360
•2.15% 2/1/32	1,668,293	1,480,503
2.18% 1/1/34	2,800,750	2,397,737
2.42% 10/1/29	663,959	623,002
2.50% 9/1/36	192,274	176,674
2.50% 3/1/38	579,360	532,013
2.50% 5/1/40	217,778	195,784
2.50% 11/1/40	365,749	327,721
2.50% 3/1/41	406,547	363,940
2.50% 4/1/41	969,907	867,420
2.50% 5/1/41	699,905	624,989
2.50% 11/1/41	195,166	173,878
2.50% 2/1/42	635,469	564,895
2.50% 3/1/42	337,868	299,971
2.50% 4/1/42	766,299	680,235
2.50% 9/1/42	226,066	201,195
2.50% 5/1/50	982,544	837,730
2.50% 6/1/50	240,730	204,705
2.50% 7/1/50	1,193,900	999,994
2.50% 8/1/50	1,856,051	1,587,547
2.50% 9/1/50	374,232	314,241
2.50% 10/1/50	1,500,141	1,277,405
2.50% 11/1/50	308,162	262,942
2.50% 12/1/50	114,835	98,041
2.50% 1/1/51	4,077,623	3,480,441
2.50% 2/1/51	526,247	447,556
2.50% 3/1/51	292,828	250,620
2.50% 4/1/51	170,318	145,789
2.50% 5/1/51	814,530	687,240
2.50% 6/1/51	4,772,028	4,074,648
2.50% 7/1/51	1,393,218	1,193,296
LVIP JPMorgan Core Bond Fund-11

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 8/1/51	6,560,356	$5,603,704
2.50% 9/1/51	2,898,460	2,453,145
2.50% 10/1/51	4,485,878	3,810,543
2.50% 11/1/51	11,246,412	9,499,939
2.50% 12/1/51	1,395,075	1,175,922
2.50% 1/1/52	2,600,046	2,221,025
2.50% 2/1/52	8,788,558	7,417,295
2.50% 3/1/52	5,270,781	4,483,663
2.50% 4/1/52	5,478,826	4,674,416
2.50% 9/1/52	7,296,383	6,125,013
2.50% 7/1/53	582,148	490,622
2.50% 7/1/61	3,652,763	2,984,125
2.50% 9/1/61	1,703,369	1,391,558
2.50% 3/1/62	808,601	660,581
2.52% 11/1/29	984,307	927,462
2.93% 7/1/28	1,174,304	1,142,093
2.93% 10/1/29	1,030,204	987,342
2.93% 6/1/30	614,499	582,476
2.95% 7/1/27	964,286	950,870
3.00% 9/1/31	26,185	25,085
3.00% 11/1/33	558,249	538,487
3.00% 7/1/35	148,733	140,267
3.00% 2/1/36	388,653	367,262
3.00% 4/1/36	283,025	267,565
3.00% 7/1/36	624,046	588,598
3.00% 8/1/36	1,020,264	961,779
3.00% 10/1/36	694,289	653,479
3.00% 12/1/37	586,165	547,817
3.00% 1/1/38	734,340	685,854
3.00% 4/1/38	203,104	194,563
3.00% 6/1/38	328,915	310,083
3.00% 9/1/40	63,573	58,744
3.00% 1/1/41	101,551	94,933
3.00% 3/1/42	189,501	172,334
3.00% 5/1/42	292,265	267,586
3.00% 6/1/42	725,899	664,919
3.00% 6/1/43	72,177	65,021
3.00% 7/1/43	152,584	137,457
3.00% 10/1/43	150,743	135,743
3.00% 1/1/45	127,492	115,176
3.00% 6/1/45	31,530	28,483
3.00% 4/1/46	146,478	131,971
3.00% 8/1/46	77,302	69,427
3.00% 9/1/46	45,250	40,520
3.00% 10/1/46	530,552	475,805
3.00% 12/1/46	306,061	275,052
3.00% 1/1/47	3,738,399	3,374,068
3.00% 2/1/47	1,381,602	1,246,068
3.00% 4/1/47	1,435	1,280
3.00% 10/1/47	3,306	2,909
3.00% 12/1/47	171,672	153,583
3.00% 2/1/48	1,494,915	1,343,135
3.00% 3/1/48	1,215,891	1,086,090
3.00% 11/1/48	417,177	374,479
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.00% 12/1/49	1,304,090	$1,160,314
3.00% 2/1/50	652,966	591,603
3.00% 4/1/50	987,491	878,978
3.00% 10/1/50	481,324	424,964
3.00% 11/1/50	1,059,665	934,837
3.00% 6/1/51	111,246	99,267
3.00% 7/1/51	556,559	493,444
3.00% 8/1/51	1,088,041	970,801
3.00% 10/1/51	241,728	215,852
3.00% 11/1/51	11,312,888	9,923,521
3.00% 12/1/51	1,319,285	1,165,999
3.00% 1/1/52	6,865,827	6,041,630
3.00% 2/1/52	1,910,032	1,683,303
3.00% 3/1/52	5,741,153	5,077,531
3.00% 4/1/52	782,813	690,924
3.00% 6/1/52	2,492,411	2,202,484
3.00% 7/1/60	527,371	452,277
3.00% 3/1/61	768,323	658,881
3.00% 6/1/62	1,069,728	914,712
3.03% 4/1/30	650,000	618,947
3.08% 1/1/30	2,651,267	2,541,063
3.08% 4/1/30	419,055	399,795
3.11% 3/1/30	1,471,354	1,405,921
3.12% 11/1/26	836,389	831,377
3.16% 5/1/29	269,449	260,739
3.19% 3/1/36	748,394	704,284
3.20% 2/1/29	165,436	160,889
3.25% 5/1/29	365,675	354,753
3.48% 3/1/37	905,624	830,031
3.50% 4/1/32	595,044	579,166
3.50% 12/1/34	176,880	170,262
3.50% 1/1/35	111,030	106,841
3.50% 2/1/37	86,358	82,528
3.50% 3/1/37	59,711	57,423
3.50% 12/1/37	104,915	98,997
3.50% 8/1/39	66,499	63,539
3.50% 2/1/40	358,093	337,120
3.50% 4/1/42	123,033	115,202
3.50% 12/1/42	54,711	51,058
3.50% 3/1/43	481,278	449,589
3.50% 5/1/43	143,249	133,712
3.50% 1/1/44	163,075	152,218
3.50% 11/1/44	4,625,029	4,303,949
3.50% 2/1/46	214,974	199,456
3.50% 10/1/46	101,842	94,487
3.50% 12/1/46	641,538	598,835
3.50% 12/1/47	1,305,365	1,198,822
3.50% 1/1/48	677,560	629,906
3.50% 2/1/48	947,475	872,751
3.50% 11/1/48	5,727,510	5,315,565
3.50% 8/1/49	445,327	417,216
3.50% 3/1/50	198,557	182,982
3.50% 6/1/50	88,262	81,492
3.50% 8/1/50	2,120,366	1,950,834
LVIP JPMorgan Core Bond Fund-12

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.50% 9/1/50	433,348	$399,812
3.50% 11/1/51	1,562,240	1,423,753
3.50% 12/1/51	128,842	117,722
3.50% 1/1/52	536,260	491,944
3.50% 3/1/52	1,939,948	1,780,014
3.50% 4/1/52	2,159,138	1,968,080
3.50% 5/1/52	3,880,870	3,562,530
3.50% 6/1/52	1,783,993	1,631,820
3.50% 9/1/52	2,251,699	2,065,758
3.50% 3/1/60	550,492	494,968
3.50% 3/1/62	2,297,673	2,067,024
3.50% 6/1/62	794,572	712,213
3.52% 6/1/28	475,769	468,173
3.52% 6/1/32	295,599	280,005
3.54% 6/1/32	1,386,000	1,315,978
3.54% 11/1/32	1,100,000	1,036,013
3.56% 7/1/32	200,000	190,235
3.64% 8/1/28	880,217	865,661
3.67% 6/1/32	93,809	89,706
3.68% 9/1/32	936,000	892,905
3.72% 8/1/32	946,090	907,435
3.73% 6/1/32	95,860	92,001
3.80% 9/1/32	1,105,031	1,059,637
3.81% 12/1/28	300,000	295,784
3.81% 10/1/32	1,245,000	1,195,605
3.81% 11/1/32	1,010,000	969,015
3.83% 7/1/32	195,792	188,602
3.84% 7/1/32	200,000	192,320
3.85% 8/1/32	200,000	192,449
3.86% 7/1/32	93,721	90,541
3.88% 7/1/32	188,160	182,210
3.89% 7/1/32	800,000	770,791
3.90% 6/1/32	100,000	96,364
3.90% 8/1/32	100,000	96,596
3.90% 2/1/33	1,200,000	1,152,485
3.96% 2/1/30	1,200,000	1,173,811
4.00% 2/1/36	316,161	308,826
4.00% 7/1/42	165,535	159,333
4.00% 9/1/42	1,864,058	1,801,935
4.00% 11/1/42	362,728	349,664
4.00% 4/1/44	830,250	798,562
4.00% 10/1/44	4,640,618	4,437,706
4.00% 12/1/44	139,169	133,777
4.00% 2/1/47	70,799	67,560
4.00% 3/1/47	1,047,978	999,845
4.00% 5/1/47	590,825	560,137
4.00% 6/1/47	359,268	342,669
4.00% 6/1/48	901,580	859,356
4.00% 10/1/48	1,156,784	1,100,562
4.00% 1/1/49	401,248	378,984
4.00% 7/1/49	92,210	87,590
4.00% 1/1/50	245,724	233,103
4.00% 3/1/50	346,403	326,703
4.00% 2/1/51	771,653	723,589
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.00% 8/1/51	619,088	$596,151
4.00% 11/1/51	502,989	472,708
4.00% 12/1/51	371,656	349,606
4.00% 4/1/52	3,775,447	3,556,709
4.00% 5/1/52	65,753	62,046
4.00% 6/1/52	3,562,365	3,343,540
4.00% 7/1/52	865,402	813,030
4.00% 9/1/52	970,675	909,787
4.00% 7/1/56	158,246	146,717
4.00% 8/1/56	2,997,065	2,808,395
4.00% 6/1/57	604,383	566,331
4.00% 8/1/58	1,158,164	1,091,700
4.00% 8/1/59	921,143	859,135
4.00% 12/1/61	702,000	647,990
4.00% 3/1/62	219,966	203,041
4.00% 6/1/62	249,293	234,056
4.06% 7/1/32	300,000	292,351
4.08% 2/1/34	2,224,144	2,154,080
4.11% 7/1/32	100,000	97,086
4.12% 11/1/32	1,405,000	1,370,627
4.13% 7/1/32	100,000	97,719
4.19% 7/1/32	96,304	94,459
4.22% 10/1/32	1,000,000	980,443
4.23% 10/1/32	6,285,000	6,164,654
4.27% 10/1/32	471,846	464,520
4.32% 3/1/30	1,600,000	1,592,097
4.34% 7/1/32	99,001	97,999
4.36% 2/1/33	500,000	494,113
•4.36% (11th District CoF - Consumer + 1.25%) 3/1/29	26	26
4.37% 1/1/32	12,262,496	12,150,574
4.42% 6/1/32	4,692,000	4,654,952
4.42% 3/1/33	500,000	496,207
4.45% 8/1/32	5,000,000	4,965,537
4.45% 12/1/32	1,034,622	1,027,569
4.45% 1/1/35	1,861,000	1,836,469
4.47% 3/1/33	2,000,000	1,981,466
4.49% 6/1/28	700,000	700,164
4.50% 11/1/38	220,000	218,861
4.50% 7/1/40	58,416	56,223
4.50% 12/1/40	663,607	655,460
4.50% 2/1/44	609,168	602,421
4.50% 2/1/46	94,685	92,756
4.50% 6/1/48	211,910	207,694
4.50% 7/1/48	264,556	258,124
4.50% 8/1/48	442,600	432,073
4.50% 10/1/48	21,843	21,360
4.50% 11/1/48	207,923	202,977
4.50% 12/1/48	199,242	194,256
4.50% 1/1/49	295,984	288,210
4.50% 2/1/49	164,569	160,945
4.50% 4/1/49	150,758	146,171
4.50% 5/1/49	115,979	112,618
4.50% 7/1/49	288,854	280,870
4.50% 9/1/49	1,283,769	1,253,632
LVIP JPMorgan Core Bond Fund-13

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.50% 1/1/50	217,599	$211,400
4.50% 3/1/50	205,748	201,612
4.50% 4/1/50	1,049,576	1,024,286
4.50% 5/1/50	273,403	265,262
4.50% 9/1/51	256,878	249,562
4.50% 8/1/52	214,485	207,276
4.50% 9/1/52	576,198	557,330
4.50% 11/1/52	1,475,103	1,426,040
4.50% 12/1/52	865,696	836,067
4.50% 1/1/53	565,499	546,027
4.50% 2/1/53	1,519,977	1,470,144
4.50% 3/1/53	570,782	551,424
4.50% 4/1/53	443,598	427,268
4.50% 9/1/57	756,493	725,126
4.50% 8/1/58	702,023	672,913
4.50% 1/1/59	67,422	64,438
4.50% 6/1/62	680,291	651,859
4.53% 5/1/35	1,840,704	1,824,080
4.55% 9/1/33	2,841,843	2,836,932
4.55% 6/1/35	3,210,000	3,166,300
4.57% 6/1/30	1,439,359	1,443,714
4.58% 1/1/33	200,000	200,182
4.67% 11/1/34	2,955,000	2,953,597
4.68% 11/1/31	1,050,000	1,054,327
4.69% 1/1/33	295,354	297,223
4.74% 6/1/30	400,000	401,115
4.74% 2/1/33	1,070,000	1,079,892
4.79% 5/1/35	4,770,000	4,816,277
4.82% 9/1/35	10,209,000	10,330,355
4.83% 9/1/28	1,100,000	1,108,612
4.86% 4/1/35	2,968,941	2,987,166
4.88% 9/1/28	500,000	503,702
4.88% 6/1/35	2,502,000	2,532,763
4.89% 4/1/34	2,868,600	2,896,507
4.96% 10/1/35	2,100,000	2,132,566
5.00% 9/1/35	5,530	5,577
5.00% 7/1/47	1,283,787	1,294,656
5.00% 9/1/48	487,338	484,233
5.00% 10/1/48	145,317	143,835
5.00% 1/1/49	222,075	222,589
5.00% 2/1/49	73,200	72,332
5.00% 4/1/49	114,081	115,072
5.00% 6/1/49	63,599	63,687
5.00% 9/1/49	630,178	631,116
5.00% 12/1/49	641,545	643,422
5.00% 1/1/51	1,292,569	1,291,626
5.00% 6/1/52	329,601	328,239
5.00% 7/1/52	309,054	306,564
5.00% 8/1/52	128,699	127,483
5.00% 12/1/52	75,125	74,117
5.00% 1/1/53	357,942	352,489
5.00% 2/1/53	359,190	355,575
5.00% 3/1/53	595,165	591,042
5.00% 4/1/53	677,074	671,117
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
5.00% 5/1/53	379,670	$377,040
5.00% 6/1/53	1,538,253	1,519,153
5.00% 8/1/53	3,731,641	3,694,780
5.00% 9/1/53	754,109	745,057
5.00% 12/1/61	618,645	611,096
5.21% 12/1/33	3,065,099	3,156,618
5.34% 9/1/28	198,941	202,272
5.50% 9/1/33	7,263	7,244
5.50% 5/1/34	109,753	110,983
5.50% 9/1/36	145,352	146,764
5.50% 1/1/38	440,187	444,384
5.50% 2/1/38	1,597	1,630
5.50% 3/1/38	1,088	1,115
5.50% 4/1/38	899	893
5.50% 6/1/38	350	359
5.50% 10/1/38	904,299	919,582
5.50% 1/1/39	174,559	176,438
5.50% 3/1/40	299,724	303,160
5.50% 3/1/41	152,713	154,232
5.50% 6/1/41	103,513	106,211
5.50% 7/1/41	340,978	344,791
5.50% 5/1/44	1,318,771	1,357,627
5.50% 8/1/52	874,700	891,222
5.50% 11/1/52	657,777	668,397
5.50% 2/1/53	194,885	197,220
5.50% 4/1/53	493,292	499,257
5.50% 5/1/53	943,988	954,291
5.50% 7/1/53	724,465	730,067
5.50% 9/1/53	4,833,358	4,882,768
5.50% 2/1/55	1,715,250	1,722,478
5.50% 1/1/58	927,448	959,963
•5.62% (6 mo. USD RFUCCT + 1.52%) 1/1/35	16,327	16,913
•5.81% (1 yr. CMT + 2.12%) 8/1/34	7,490	7,632
•5.85% (1 yr. USD RFUCCT + 1.60%) 5/1/35	7,306	7,458
•5.91% (1 yr. USD RFUCCT + 1.78%) 1/1/34	2,357	2,434
•5.92% (1 yr. CMT + 2.28%) 4/1/33	5,329	5,445
•5.96% (1 yr. USD RFUCCT + 1.74%) 10/1/34	5,639	5,739
6.00% 1/1/29	173	177
6.00% 3/1/32	2,969	3,038
6.00% 3/1/33	287	294
6.00% 10/1/39	195,560	204,155
6.00% 7/1/41	468,459	491,021
6.00% 1/1/42	1,017,406	1,066,428
6.00% 1/1/53	234,475	240,766
6.00% 3/1/53	133,735	137,131
6.00% 5/1/53	1,444,115	1,485,638
6.00% 6/1/53	62,340	64,090
6.00% 7/1/53	2,296,734	2,380,773
6.00% 9/1/53	1,089,562	1,116,212
LVIP JPMorgan Core Bond Fund-14

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
6.00% 12/1/54	884,001	$904,435
6.00% 3/1/55	997,149	1,020,198
•6.15% (1 yr. CMT + 2.15%) 7/1/33	4,152	4,229
6.50% 4/1/32	7,620	7,885
6.50% 10/1/35	41,270	41,579
6.50% 11/1/36	14,336	15,119
6.50% 10/1/38	49,990	51,730
6.50% 11/1/52	239,982	252,626
6.50% 1/1/53	990,829	1,036,262
6.50% 2/1/53	278,426	288,830
6.50% 9/1/53	399,886	416,005
7.00% 6/1/35	136,048	143,672
8.00% 11/1/28	2,808	2,856
Government National Mortgage Association
2.00% 12/20/50	1,003,617	817,683
2.00% 2/20/51	1,032,472	847,129
2.00% 3/20/51	1,084,688	881,717
2.50% 10/20/49	545,475	468,203
2.50% 12/20/50	765,448	647,915
2.50% 1/20/51	241,653	206,670
2.50% 2/20/51	3,944,808	3,373,735
2.50% 5/20/51	230,211	196,238
2.50% 6/20/51	329,723	281,865
2.50% 7/20/51	565,030	480,618
2.50% 8/20/51	7,372,112	6,304,569
2.50% 10/20/51	3,660,988	3,130,197
2.50% 11/20/51	462,834	395,748
2.50% 12/20/51	1,773,253	1,510,881
2.50% 8/20/52	67,061	57,592
2.50% 9/20/52	274,507	235,071
2.50% 2/20/53	640,765	549,334
2.50% 9/20/53	12,745,246	10,910,908
2.50% 10/20/53	3,746,118	3,209,133
3.00% 9/15/42	267,659	245,749
3.00% 10/15/42	20,983	19,265
3.00% 8/15/45	215,878	193,742
3.00% 1/20/46	34,979	31,541
3.00% 8/20/46	265,017	238,107
3.00% 11/20/46	137,558	123,801
3.00% 2/20/47	47,427	42,611
3.00% 4/20/47	31,319	27,875
3.00% 9/20/47	181,568	162,889
3.00% 1/20/50	559,267	491,959
3.00% 3/15/50	127,477	113,204
3.00% 3/20/50	482,123	423,178
3.00% 7/20/50	884,331	785,720
3.00% 8/20/50	272,771	238,375
3.00% 2/20/51	5,419,897	4,822,410
3.00% 5/20/51	51,041	45,322
3.00% 7/20/51	447,060	397,363
3.00% 9/20/51	3,682,652	3,273,263
3.00% 10/20/51	431,032	383,115
3.00% 11/20/51	649,100	571,787
3.00% 12/20/51	1,665,497	1,480,338
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
3.00% 1/20/52	677,256	$600,971
3.00% 2/20/52	1,921,167	1,698,626
3.00% 3/20/52	7,182,285	6,362,862
3.00% 4/20/52	1,354,209	1,197,321
3.00% 11/20/52	506,395	450,751
3.00% 12/20/52	741,655	660,239
3.00% 1/20/53	348,845	310,529
3.00% 4/20/53	137,544	123,089
3.50% 3/20/45	7,421	6,855
3.50% 4/20/45	131,603	121,635
3.50% 11/20/45	148,491	136,369
3.50% 1/20/46	88,655	81,806
3.50% 3/20/46	421,561	386,916
3.50% 4/20/46	283,385	261,491
3.50% 5/20/46	115,800	106,214
3.50% 6/20/46	195,032	179,963
3.50% 7/20/46	119,504	109,535
3.50% 9/20/46	35,759	32,985
3.50% 9/20/47	1,501,809	1,382,076
3.50% 10/20/47	282,813	256,570
3.50% 9/20/48	4,151,289	3,811,558
3.50% 10/20/48	86,756	79,629
3.50% 11/20/48	853,643	783,467
3.50% 10/20/49	58,786	52,812
3.50% 2/20/50	98,311	88,379
3.50% 4/20/50	747,021	669,564
3.50% 5/15/50	172,038	155,236
3.50% 2/20/52	531,055	476,396
3.50% 3/20/52	325,170	287,500
3.50% 6/20/52	212,506	188,280
3.50% 2/20/53	73,727	67,392
3.75% 12/20/32	37,782	36,821
3.75% 4/20/48	1,203,877	1,109,732
4.00% 10/20/44	18,902	18,149
4.00% 8/20/46	356,430	341,073
4.00% 2/20/47	98,731	93,808
4.00% 6/20/47	898,809	853,296
4.00% 9/20/47	547,088	519,215
4.00% 11/20/47	283,261	268,771
4.00% 12/20/47	116,225	110,268
4.00% 2/20/48	344,304	321,763
4.00% 3/20/48	1,214,330	1,151,959
4.00% 4/20/48	85,536	81,116
4.00% 5/20/48	126,388	119,868
4.00% 8/20/48	338,948	321,363
4.00% 9/20/48	100,844	95,713
4.00% 2/20/49	652,152	617,973
4.00% 3/20/49	199,849	189,315
4.00% 4/20/49	165,757	156,906
4.00% 10/20/49	62,025	58,245
4.00% 11/20/49	423,482	397,803
4.00% 1/20/50	50,543	46,526
4.00% 2/20/50	339,274	321,186
4.00% 3/15/50	24,934	23,386
LVIP JPMorgan Core Bond Fund-15

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
4.00% 3/20/50	442,558	$413,047
4.00% 4/20/50	561,101	522,704
4.00% 2/20/52	810,588	754,350
4.00% 5/20/52	992,995	933,879
4.00% 6/20/52	1,001,051	937,885
4.00% 8/20/52	1,715,263	1,608,917
4.00% 4/20/53	155,360	145,889
4.50% 8/20/47	146,981	144,220
4.50% 4/20/48	265,305	259,985
4.50% 5/20/48	14,198	13,868
4.50% 6/20/48	322,545	315,756
4.50% 7/20/48	6,862	6,709
4.50% 8/20/48	1,177,613	1,150,525
4.50% 10/20/48	232,580	227,690
4.50% 12/20/48	415,034	406,058
4.50% 1/20/49	467,442	457,707
4.50% 2/20/49	420,048	410,640
4.50% 3/20/49	862,420	842,089
4.50% 9/20/49	472,786	467,667
4.50% 2/20/50	765,126	747,493
4.50% 3/20/50	89,038	86,992
4.50% 5/20/50	967,931	945,116
4.50% 11/20/50	462,196	452,628
4.50% 12/20/50	117,848	115,143
4.50% 5/20/52	1,792,888	1,739,597
4.50% 8/20/52	813,795	784,985
4.50% 9/20/52	1,893,479	1,835,486
5.00% 5/20/48	97,069	97,572
5.00% 6/20/48	62,394	62,487
5.00% 9/20/48	120,856	121,432
5.00% 10/20/48	457,008	459,038
5.00% 11/20/48	195,607	196,476
5.00% 12/20/48	286,603	287,677
5.00% 1/20/49	330,627	331,897
5.00% 4/20/49	193,297	194,493
5.00% 9/20/49	192,253	193,246
5.00% 11/20/49	122,311	122,942
5.00% 1/20/50	170,261	171,140
5.00% 12/20/51	44,381	44,320
5.00% 9/20/52	863,955	859,173
5.00% 10/20/52	759,444	754,168
5.00% 11/20/52	1,064,678	1,056,027
5.00% 12/20/52	141,052	139,914
5.00% 1/20/53	2,295,729	2,279,655
5.00% 3/20/53	71,284	70,662
5.00% 5/20/53	365,808	363,652
5.00% 10/20/54	1,069,261	1,058,994
5.00% 6/20/63	588,830	582,928
•5.43% (1 yr. CMT + 1.65%) 4/20/72	1,255,318	1,312,570
•5.44% (1 yr. CMT + 1.67%) 4/20/72	1,170,251	1,224,906
•5.48% (1 yr. CMT + 1.70%) 2/20/72	1,196,594	1,249,646
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
•5.48% (1 yr. CMT + 1.70%) 3/20/72	1,022,141	$1,068,955
5.50% 6/15/38	424,231	447,843
5.50% 7/15/38	350,641	368,517
5.50% 9/15/38	583,262	616,301
5.50% 10/15/42	635,086	659,403
5.50% 11/20/52	1,109,832	1,125,254
5.50% 2/20/53	400,557	405,972
5.50% 4/20/53	531,352	529,219
5.50% 5/20/53	1,291,140	1,306,682
5.50% 6/20/53	699,282	708,539
5.50% 7/20/53	1,842,713	1,867,341
5.50% 2/20/54	996,325	1,012,907
5.50% 11/20/54	1,124,836	1,147,037
•5.59% (1 yr. CMT + 1.82%) 7/20/72	954,279	1,008,632
•5.62% (1 yr. CMT + 1.81%) 8/20/71	1,230,051	1,285,785
6.00% 5/15/37	21,553	22,347
6.00% 10/15/38	2,916	3,039
6.00% 4/20/53	699,786	721,733
6.00% 5/20/53	1,203,026	1,239,342
6.00% 6/20/53	875,620	903,298
6.00% 6/20/63	516,222	529,059
6.50% 3/15/28	64	64
6.50% 12/15/38	8,382	8,990
7.00% 11/15/27	89	89
7.00% 6/15/28	201	202
7.00% 6/15/33	1,501	1,561
7.50% 12/20/26	14	14
7.50% 9/15/28	283	288
8.00% 11/20/26	56	56
8.00% 1/20/27	31	31
8.00% 10/15/27	214	216
Uniform Mortgage-Backed Security, TBA 2.50% 7/1/56	19,000,000	15,872,422
Total Agency Mortgage-Backed Securities (Cost $743,505,227)		753,657,236
AGENCY OBLIGATIONS–0.03%
^Federal National Mortgage Association Principal STRIPS 0.00% 3/23/28	630,000	582,372
Tennessee Valley Authority
4.25% 9/15/65	101,000	82,489
4.63% 9/15/60	93,000	82,537
5.88% 4/1/36	140,000	154,179
Total Agency Obligations (Cost $936,946)		901,577
CORPORATE BONDS–24.31%
Aerospace & Defense–0.60%
BAE Systems PLC
1.90% 2/15/31	200,000	176,648
5.80% 10/11/41	51,000	52,628
LVIP JPMorgan Core Bond Fund-16

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Boeing Co.
2.70% 2/1/27	810,000	$801,159
2.80% 3/1/27	240,000	237,404
3.20% 3/1/29	830,000	800,192
3.25% 3/1/28	224,000	219,462
3.75% 2/1/50	320,000	233,469
5.93% 5/1/60	560,000	550,859
6.30% 5/1/29	1,190,000	1,238,836
6.39% 5/1/31	675,000	717,221
6.53% 5/1/34	1,110,000	1,207,585
6.86% 5/1/54	2,139,000	2,403,962
General Dynamics Corp. 4.25% 4/1/40	50,000	44,938
Honeywell Aerospace, Inc. 4.95% 3/16/36	2,955,000	2,909,879
L3Harris Technologies, Inc.
4.85% 4/27/35	440,000	432,008
5.25% 6/1/31	1,080,000	1,099,915
5.40% 7/31/33	297,000	303,617
Lockheed Martin Corp.
4.15% 6/15/53	1,580,000	1,253,032
4.50% 5/15/36	640,000	617,540
Northrop Grumman Corp.
4.75% 6/1/43	179,000	163,130
5.15% 5/1/40	140,000	136,941
5.20% 6/1/54	729,000	680,261
5.25% 5/1/50	3,390,000	3,189,615
RTX Corp.
2.25% 7/1/30	570,000	521,783
3.13% 7/1/50	1,520,000	1,014,522
3.75% 11/1/46	80,000	61,447
4.13% 11/16/28	980,000	972,403
4.15% 5/15/45	138,000	114,349
4.35% 4/15/47	90,000	75,161
5.15% 2/27/33	221,000	225,008
		22,454,974
Agriculture–0.24%
Altria Group, Inc.
2.45% 2/4/32	1,730,000	1,522,042
3.40% 2/4/41	610,000	466,639
BAT Capital Corp.
3.56% 8/15/27	600,000	594,128
4.39% 8/15/37	250,000	228,627
4.54% 8/15/47	754,000	621,574
Bunge Ltd. Finance Corp.
2.75% 5/14/31	400,000	365,061
3.20% 4/21/31	400,000	373,209
4.20% 9/17/29	1,081,000	1,068,097
4.65% 9/17/34	1,228,000	1,185,504
5.15% 8/4/35	1,675,000	1,664,313
Philip Morris International, Inc. 2.10% 5/1/30	810,000	738,478
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Reynolds American, Inc. 5.85% 8/15/45	150,000	$147,743
		8,975,415
Airlines–0.31%
♦Air Canada Pass-Through Trust
3.30% 7/15/31	160,160	152,157
3.55% 7/15/31	113,960	107,792
3.60% 9/15/28	50,188	49,735
♦American Airlines Pass-Through Trust
3.00% 4/15/30	69,715	67,497
3.38% 11/1/28	718,045	709,697
3.95% 1/11/32	3,425,000	3,275,426
4.00% 3/22/29	2,104,863	2,064,724
♦British Airways Pass-Through Trust
3.30% 6/15/34	102,837	96,593
3.80% 3/20/33	37,013	36,019
4.13% 3/20/33	50,094	48,387
♦Delta Air Lines Pass-Through Trust 3.63% 1/30/29	216,753	214,009
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75% 10/20/28	1,316,667	1,315,532
♦United Airlines Pass-Through Trust
2.70% 11/1/33	156,696	142,769
2.88% 4/7/30	58,080	55,907
3.10% 4/7/30	185,857	178,291
3.70% 9/1/31	251,465	239,816
4.15% 2/25/33	171,174	166,108
5.45% 8/15/38	2,616,251	2,660,115
		11,580,574
Auto Manufacturers–0.02%
General Motors Financial Co., Inc. 5.63% 4/4/32	263,000	269,389
Hyundai Capital America
1.80% 1/10/28	215,000	205,860
2.38% 10/15/27	130,000	126,355
3.00% 2/10/27	200,000	198,166
		799,770
Banks–9.64%
μABN AMRO Bank NV
2.47% 12/13/29	900,000	852,259
5.52% 12/3/35	2,200,000	2,233,508
μAIB Group PLC
5.32% 5/15/31	725,000	733,869
5.87% 3/28/35	2,340,000	2,423,627
6.61% 9/13/29	1,490,000	1,545,866
Banco Bilbao Vizcaya Argentaria SA 5.13% 3/3/36	2,400,000	2,334,933
LVIP JPMorgan Core Bond Fund-17

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Banco Nacional de Panama 2.50% 8/11/30	300,000	$268,055
Banco Santander SA
μ1.72% 9/14/27	200,000	198,864
μ4.18% 3/24/28	200,000	199,447
4.55% 11/6/30	2,600,000	2,558,470
5.13% 11/6/35	1,600,000	1,568,708
5.59% 8/8/28	400,000	406,983
6.61% 11/7/28	600,000	626,960
Bank of America Corp.
μ1.73% 7/22/27	235,000	234,643
μ1.90% 7/23/31	1,450,000	1,293,257
μ2.57% 10/20/32	2,450,000	2,180,716
μ2.59% 4/29/31	1,083,000	999,339
μ2.68% 6/19/41	4,243,000	3,079,902
μ2.97% 2/4/33	3,510,000	3,168,286
μ3.97% 2/7/30	890,000	873,241
μ4.08% 3/20/51	3,690,000	2,922,022
μ4.33% 3/15/50	720,000	594,313
5.00% 1/21/44	1,660,000	1,561,616
μ5.02% 7/22/33	1,800,000	1,802,670
μ5.16% 1/24/31	813,000	824,004
μ5.49% 4/23/37	3,750,000	3,735,166
μ5.51% 1/24/36	710,000	725,025
μ5.52% 10/25/35	2,189,000	2,199,120
μ5.82% 9/15/29	825,000	844,243
μ5.87% 9/15/34	420,000	438,987
μ6.20% 11/10/28	1,943,000	1,983,831
μBank of Ireland Group PLC
2.03% 9/30/27	206,000	204,794
5.60% 3/20/30	3,300,000	3,369,249
μBank of Montreal 4.44% 1/14/32	2,490,000	2,447,258
μBank of New York Mellon Corp.
4.94% 2/11/31	633,000	638,388
6.47% 10/25/34	980,000	1,065,670
Bank of Nova Scotia
μ4.81% 2/2/34	2,290,000	2,254,755
4.85% 2/1/30	111,000	111,728
Banque Federative du Credit Mutuel SA
1.60% 10/4/26	245,000	243,429
4.54% 1/15/31	1,635,000	1,607,999
5.54% 1/22/30	1,715,000	1,752,905
μBarclays PLC
2.89% 11/24/32	200,000	179,317
4.97% 5/16/29	1,450,000	1,455,852
5.21% 2/24/37	1,125,000	1,095,595
5.79% 2/25/36	885,000	901,616
6.22% 5/9/34	853,000	897,447
6.50% 9/13/27	750,000	752,794
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 5.40% 6/3/31	2,373,000	$2,401,476
BNP Paribas SA
μ3.13% 1/20/33	320,000	289,870
4.40% 8/14/28	1,360,000	1,350,982
μ5.20% 1/10/30	960,000	968,056
μ5.50% 5/20/30	635,000	646,402
μ5.79% 1/13/33	4,655,000	4,804,616
μBPCE SA
2.28% 1/20/32	250,000	220,998
5.18% 6/2/32	1,500,000	1,497,516
5.39% 5/28/31	2,820,000	2,851,348
5.94% 5/30/35	1,942,000	1,991,695
6.03% 5/28/36	3,385,000	3,472,271
6.29% 1/14/36	6,165,000	6,440,874
7.00% 10/19/34	975,000	1,061,556
μCaixaBank SA
5.58% 7/3/36	6,516,000	6,579,253
5.67% 3/15/30	427,000	436,573
6.04% 6/15/35	2,135,000	2,227,345
6.84% 9/13/34	1,064,000	1,160,384
Citibank NA 5.49% 12/4/26	1,071,000	1,075,774
Citigroup, Inc.
μ2.56% 5/1/32	625,000	561,867
μ2.57% 6/3/31	3,210,000	2,949,504
μ2.90% 11/3/42	61,000	44,319
μ3.06% 1/25/33	221,000	200,218
μ3.52% 10/27/28	75,000	73,985
μ3.67% 7/24/28	605,000	599,686
μ3.79% 3/17/33	1,250,000	1,174,641
μ4.08% 4/23/29	74,000	73,307
μ4.50% 9/11/31	395,000	389,858
μ4.54% 9/19/30	1,664,000	1,652,311
μ4.66% 5/24/28	300,000	300,238
μ4.91% 5/24/33	1,990,000	1,979,842
μ5.17% 9/11/36	1,060,000	1,054,093
μ5.33% 3/27/36	1,600,000	1,611,541
μ5.61% 3/4/56	503,000	492,247
μ6.02% 1/24/36	1,550,000	1,596,513
8.13% 7/15/39	50,000	62,566
μCooperatieve Rabobank UA
3.65% 4/6/28	600,000	596,291
3.76% 4/6/33	500,000	469,196
4.99% 5/27/31	1,955,000	1,966,608
μCredit Agricole SA
4.66% 1/12/32	824,000	811,021
5.22% 5/27/31	919,000	926,463
5.26% 1/12/37	2,465,000	2,424,584
5.86% 1/9/36	5,900,000	6,076,132
μDanske Bank AS
4.42% 9/12/31	1,355,000	1,327,317
4.61% 10/2/30	1,054,000	1,048,222
5.02% 3/4/31	1,425,000	1,430,638
LVIP JPMorgan Core Bond Fund-18

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μDanske Bank AS (continued)
5.71% 3/1/30	970,000	$992,202
Deutsche Bank AG
μ2.55% 1/7/28	350,000	346,535
μ3.55% 9/18/31	730,000	689,078
μ4.47% 12/10/31	720,000	708,068
μ4.95% 8/4/31	1,100,000	1,096,139
μ5.00% 9/11/30	520,000	522,002
μ5.30% 5/9/31	3,127,000	3,159,698
μ5.37% 1/10/29	4,145,000	4,185,473
5.41% 5/10/29	985,000	1,006,660
μ6.72% 1/18/29	786,000	809,613
μ6.82% 11/20/29	2,159,000	2,258,420
μ7.15% 7/13/27	478,000	478,391
μDNB Bank ASA
1.61% 3/30/28	325,000	318,151
4.38% 11/4/31	935,000	917,077
μFifth Third Bancorp 5.14% 1/29/37	1,750,000	1,717,841
Goldman Sachs Group, Inc.
μ1.95% 10/21/27	195,000	193,482
μ2.38% 7/21/32	95,000	83,962
2.60% 2/7/30	400,000	371,895
μ2.64% 2/24/28	301,000	297,373
μ2.65% 10/21/32	1,120,000	996,747
μ2.91% 7/21/42	580,000	419,614
μ3.10% 2/24/33	1,511,000	1,368,571
μ3.21% 4/22/42	250,000	188,867
μ3.62% 3/15/28	270,000	268,226
μ3.81% 4/23/29	45,000	44,293
μ4.02% 10/31/38	400,000	350,979
μ4.22% 5/1/29	1,780,000	1,764,541
μ4.41% 4/23/39	215,000	194,429
4.75% 10/21/45	810,000	715,187
μ4.94% 10/21/36	680,000	660,319
μ5.02% 10/23/35	887,000	871,271
μ5.07% 1/21/37	1,460,000	1,425,473
μ5.09% 4/20/34	190,000	189,238
μ5.22% 4/23/31	1,398,000	1,411,932
μ5.33% 7/23/35	1,345,000	1,349,562
μ5.54% 1/28/36	3,000,000	3,046,747
μ5.56% 11/19/45	738,000	717,189
μ5.73% 1/28/56	850,000	836,224
μ5.85% 4/25/35	2,780,000	2,882,742
6.25% 2/1/41	1,260,000	1,341,627
μ6.48% 10/24/29	2,096,000	2,174,197
μHSBC Holdings PLC
2.21% 8/17/29	200,000	189,645
2.36% 8/18/31	300,000	271,521
2.87% 11/22/32	1,985,000	1,781,999
3.97% 5/22/30	1,740,000	1,697,632
4.62% 11/6/31	1,095,000	1,079,445
4.68% 3/10/32	1,990,000	1,962,633
5.13% 3/3/31	845,000	850,065
5.13% 11/6/36	1,450,000	1,427,121
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μHSBC Holdings PLC (continued)
5.24% 5/13/31	2,010,000	$2,032,004
5.28% 3/10/37	2,840,000	2,806,976
5.29% 11/19/30	2,090,000	2,116,599
6.33% 3/9/44	200,000	214,078
μHuntington Bancshares, Inc.
5.27% 1/15/31	780,000	789,158
6.21% 8/21/29	712,000	732,904
ING Groep NV
3.95% 3/29/27	200,000	199,598
μ4.80% 3/23/32	1,740,000	1,728,345
μ5.42% 3/23/37	1,190,000	1,192,848
μKBC Group NV
4.45% 9/23/31	4,800,000	4,709,736
4.93% 10/16/30	670,000	672,272
6.32% 9/21/34	520,000	555,382
μKeyCorp
4.79% 6/1/33	55,000	53,937
5.12% 4/4/31	1,465,000	1,476,367
5.31% 1/28/37	895,000	881,887
μLloyds Banking Group PLC
5.46% 1/5/28	1,180,000	1,186,011
5.72% 6/5/30	420,000	431,135
μM&T Bank Corp. 5.18% 7/8/31	2,565,000	2,585,510
μMitsubishi UFJ Financial Group, Inc.
1.54% 7/20/27	220,000	219,654
4.08% 4/19/28	590,000	587,933
5.06% 1/14/37	2,130,000	2,090,622
5.16% 4/24/31	200,000	202,092
5.19% 9/12/36	2,380,000	2,363,954
μMizuho Financial Group, Inc.
2.87% 9/13/30	220,000	207,579
4.71% 7/8/31	1,965,000	1,952,943
5.32% 7/8/36	3,680,000	3,690,180
5.34% 7/13/37	2,200,000	2,183,611
Morgan Stanley
μ1.79% 2/13/32	280,000	243,577
μ2.48% 1/21/28	39,000	38,577
μ2.70% 1/22/31	1,740,000	1,615,795
μ3.22% 4/22/42	265,000	202,345
μ3.62% 4/1/31	3,530,000	3,380,572
4.30% 1/27/45	85,000	71,647
μ4.36% 10/22/31	2,835,000	2,771,877
μ4.43% 1/23/30	209,000	207,090
μ4.71% 3/12/32	2,675,000	2,641,943
μ4.81% 4/16/32	1,560,000	1,547,873
μ4.89% 10/22/36	1,175,000	1,137,927
μ5.04% 7/19/30	870,000	876,068
μ5.07% 1/30/37	2,075,000	2,029,204
μ5.17% 1/16/30	100,000	100,901
μ5.19% 4/17/31	132,000	133,391
μ5.30% 4/10/37	1,240,000	1,233,839
μ5.32% 7/19/35	1,180,000	1,185,682
LVIP JPMorgan Core Bond Fund-19

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
μ5.42% 7/21/34	120,000	$121,861
μ5.59% 1/18/36	1,955,000	1,996,212
μ5.66% 4/17/36	477,000	489,684
μ5.83% 4/19/35	1,271,000	1,318,615
μ5.90% 3/13/47	3,705,000	3,744,593
μ6.30% 10/18/28	1,061,000	1,083,563
μ6.41% 11/1/29	669,000	692,570
μMorgan Stanley Private Bank NA 4.73% 7/18/31	393,000	391,227
μNatWest Group PLC
4.89% 5/18/29	1,660,000	1,664,497
4.96% 8/15/30	1,000,000	1,002,967
5.08% 1/27/30	215,000	216,401
5.78% 3/1/35	7,450,000	7,725,518
5.81% 9/13/29	440,000	449,658
NatWest Markets PLC 5.41% 5/17/29	345,000	351,454
μPNC Financial Services Group, Inc.
4.81% 10/21/32	1,030,000	1,025,462
5.07% 1/24/34	361,000	361,302
5.37% 7/21/36	2,483,000	2,505,913
5.58% 1/29/36	430,000	440,816
5.68% 1/22/35	459,000	473,002
6.88% 10/20/34	671,000	740,802
Royal Bank of Canada 3.88% 5/4/32	1,930,000	1,845,728
μSantander Holdings USA, Inc. 6.17% 1/9/30	1,460,000	1,499,752
μSantander U.K. Group Holdings PLC
4.86% 9/11/30	2,415,000	2,413,100
5.69% 4/15/31	3,015,000	3,092,563
6.53% 1/10/29	470,000	482,414
Skandinaviska Enskilda Banken AB
4.50% 9/3/30	1,660,000	1,642,421
5.38% 3/5/29	1,630,000	1,659,930
Societe Generale SA
μ3.34% 1/21/33	4,925,000	4,472,646
5.25% 2/19/27	1,208,000	1,213,898
μ5.40% 4/10/37	4,050,000	3,970,155
μ5.44% 10/3/36	1,000,000	985,722
μ5.51% 5/22/31	2,330,000	2,366,980
μ6.10% 4/13/33	4,045,000	4,203,118
μStandard Chartered PLC
5.01% 10/15/30	478,000	479,925
5.24% 1/13/37	680,000	668,013
5.69% 5/14/28	693,000	699,515
State Street Corp.
μ4.78% 10/23/36	925,000	898,572
μ4.82% 1/26/34	200,000	198,447
4.83% 4/24/30	370,000	373,703
4.99% 3/18/27	682,000	685,408
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
3.04% 7/16/29	345,000	$328,230
μ4.95% 7/8/33	1,500,000	1,489,439
5.24% 4/15/30	400,000	406,395
μ5.57% 1/15/47	2,370,000	2,323,848
5.71% 1/13/30	370,000	380,812
5.72% 9/14/28	310,000	316,791
Toronto-Dominion Bank
4.46% 6/8/32	1,180,000	1,159,916
5.16% 1/10/28	240,000	242,460
5.30% 1/30/32	1,280,000	1,307,713
μTruist Bank 4.63% 9/17/29	1,905,000	1,891,436
μTruist Financial Corp.
4.96% 10/23/36	2,405,000	2,339,365
5.71% 1/24/35	800,000	823,744
7.16% 10/30/29	1,080,000	1,137,517
μU.S. Bancorp
2.22% 1/27/28	130,000	128,348
4.65% 2/1/29	1,407,000	1,407,985
5.05% 2/12/31	634,000	640,058
5.38% 1/23/30	217,000	220,687
5.68% 1/23/35	2,568,000	2,651,445
5.78% 6/12/29	840,000	857,521
5.84% 6/12/34	330,000	344,077
6.79% 10/26/27	325,000	327,370
μU.S. Bank NA 4.73% 5/15/28	592,000	593,347
UBS AG 4.50% 6/26/48	200,000	173,215
μUBS Group AG
2.75% 2/11/33	440,000	390,553
3.09% 5/14/32	1,837,000	1,685,917
3.87% 1/12/29	250,000	247,125
4.19% 4/1/31	1,280,000	1,249,630
4.40% 9/23/31	475,000	465,522
4.75% 5/12/28	1,320,000	1,322,665
4.84% 11/6/33	2,730,000	2,682,154
5.01% 3/23/37	2,010,000	1,954,161
5.20% 8/10/37	1,245,000	1,225,524
5.58% 5/9/36	642,000	653,610
6.30% 9/22/34	539,000	572,717
Wells Fargo & Co.
μ2.39% 6/2/28	750,000	735,114
μ2.88% 10/30/30	1,390,000	1,308,445
3.00% 10/23/26	1,060,000	1,055,705
μ3.35% 3/2/33	1,070,000	983,593
4.15% 1/24/29	1,290,000	1,277,983
μ4.48% 4/4/31	1,230,000	1,216,743
μ4.90% 7/25/33	269,000	267,293
μ5.01% 4/4/51	7,300,000	6,541,692
μ5.15% 4/23/31	671,000	678,043
μ5.21% 12/3/35	1,320,000	1,317,684
μ5.24% 1/24/31	489,000	495,680
μ5.39% 4/24/34	325,000	329,955
μ5.50% 1/23/35	4,860,000	4,953,538
μ5.56% 7/25/34	310,000	317,458
LVIP JPMorgan Core Bond Fund-20

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
μ5.57% 7/25/29	276,000	$280,662
μ5.61% 4/23/36	913,000	935,844
Westpac New Zealand Ltd. 4.90% 2/15/28	560,000	563,319
		363,520,817
Beverages–0.11%
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/49	1,610,000	1,581,617
Coca-Cola Femsa SAB de CV 1.85% 9/1/32	215,000	179,726
Constellation Brands, Inc.
2.25% 8/1/31	100,000	88,259
2.88% 5/1/30	420,000	392,351
4.35% 5/9/27	490,000	489,837
4.50% 5/9/47	65,000	54,184
4.75% 5/9/32	20,000	19,785
5.25% 11/15/48	25,000	22,980
Maple Parent Holdings Corp.
5.05% 3/26/31	785,000	784,381
5.70% 3/26/36	607,000	614,524
		4,227,644
Biotechnology–0.22%
Amgen, Inc.
1.65% 8/15/28	120,000	113,087
3.15% 2/21/40	428,000	333,698
4.66% 6/15/51	300,000	254,892
4.85% 2/19/36	2,835,000	2,777,388
5.60% 3/2/43	390,000	387,651
5.65% 3/2/53	1,275,000	1,240,961
Baxalta, Inc. 5.25% 6/23/45	3,000	2,810
Biogen, Inc. 5.75% 5/15/35	1,100,000	1,146,383
Gilead Sciences, Inc. 2.60% 10/1/40	2,386,000	1,733,314
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	460,000	406,820
		8,397,004
Building Materials–0.01%
Masco Corp. 6.50% 8/15/32	80,000	84,998
Trane Technologies Financing Ltd. 5.25% 3/3/33	150,000	153,193
		238,191
Chemicals–0.16%
CF Industries, Inc. 5.30% 11/26/35	740,000	737,376
DuPont de Nemours, Inc.
5.32% 11/15/38	626,000	618,731
5.42% 11/15/48	139,000	131,067
EIDP, Inc. 5.13% 5/15/32	2,120,000	2,144,630
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc. 2.30% 11/1/30	2,220,000	$2,002,753
Ma'aden Sukuk Ltd. 5.25% 2/13/30	297,000	298,719
		5,933,276
Commercial Services–0.31%
Element Fleet Management Corp.
5.04% 3/25/30	1,825,000	1,835,159
6.32% 12/4/28	990,000	1,023,333
ERAC USA Finance LLC
5.63% 3/15/42	12,000	11,928
7.00% 10/15/37	160,000	181,639
Ford Foundation 2.82% 6/1/70	90,000	50,893
Global Payments, Inc.
2.90% 5/15/30	48,000	44,058
2.90% 11/15/31	92,000	81,037
3.20% 8/15/29	236,000	222,640
5.30% 8/15/29	91,000	91,548
5.40% 3/15/33	1,760,000	1,725,536
5.55% 11/15/35	4,050,000	3,926,172
Pepperdine University 3.30% 12/1/59	110,000	71,349
Quanta Services, Inc.
2.35% 1/15/32	270,000	237,049
2.90% 10/1/30	360,000	334,898
5.10% 8/9/35	1,830,000	1,817,839
University of Miami 4.06% 4/1/52	120,000	90,404
University of Southern California 3.23% 10/1/20	110,000	62,101
		11,807,583
Computers–0.25%
Accenture Capital, Inc. 4.50% 10/4/34	1,098,000	1,052,955
Apple, Inc.
2.70% 8/5/51	965,000	588,427
3.45% 2/9/45	82,000	62,269
3.75% 9/12/47	140,000	107,374
CGI, Inc. 2.30% 9/14/31	370,000	320,902
Dell International LLC/EMC Corp.
4.90% 10/1/26	292,000	292,120
5.25% 2/1/28	287,000	290,085
5.30% 4/1/32	3,180,000	3,234,171
Leidos, Inc.
2.30% 2/15/31	1,370,000	1,217,971
5.40% 3/15/32	862,000	873,036
5.50% 3/15/35	1,173,000	1,183,547
5.75% 3/15/33	150,000	154,423
		9,377,280
LVIP JPMorgan Core Bond Fund-21

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care–0.06%
Haleon U.S. Capital LLC
3.38% 3/24/27	590,000	$585,674
3.63% 3/24/32	640,000	599,495
Kenvue, Inc. 4.90% 3/22/33	930,000	933,561
		2,118,730
Distribution/Wholesale–0.00%
WW Grainger, Inc. 4.60% 6/15/45	77,000	68,789
		68,789
Diversified Financial Services–1.03%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,140,000	2,126,924
3.00% 10/29/28	1,771,000	1,704,707
3.30% 1/30/32	4,205,000	3,843,683
4.75% 1/15/33	440,000	429,695
5.00% 11/15/35	480,000	466,653
5.10% 1/19/29	364,000	367,394
6.10% 1/15/27	440,000	443,254
Aircastle Ltd./Aircastle Ireland DAC
5.00% 9/15/30	709,000	706,176
5.25% 3/15/30	751,000	755,696
5.75% 10/1/31	810,000	828,561
μAmerican Express Co.
4.80% 10/24/36	1,670,000	1,617,168
4.92% 7/20/33	770,000	769,576
5.10% 2/16/28	1,300,000	1,305,176
5.44% 1/30/36	1,275,000	1,301,027
Aviation Capital Group LLC
3.50% 11/1/27	1,376,000	1,353,266
4.80% 10/24/30	1,412,000	1,398,113
5.13% 4/10/30	1,120,000	1,122,999
5.38% 7/15/29	607,000	614,070
Avolon Holdings Funding Ltd.
2.53% 11/18/27	395,000	383,291
4.20% 4/15/29	1,065,000	1,045,916
4.70% 1/30/31	1,270,000	1,247,399
4.85% 4/1/33	2,516,000	2,435,451
4.95% 1/15/28	1,316,000	1,318,934
4.95% 10/15/32	474,000	462,552
5.15% 1/15/30	1,750,000	1,755,699
5.75% 3/1/29	500,000	509,999
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45	21,000	17,406
μCapital One Financial Corp.
1.88% 11/2/27	74,000	73,318
2.62% 11/2/32	235,000	208,126
5.20% 9/11/36	1,815,000	1,766,807
5.70% 2/1/30	990,000	1,010,543
Intercontinental Exchange, Inc. 4.25% 9/21/48	230,000	189,518
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
LSEG Finance PLC 2.00% 4/6/28	475,000	$454,507
Mitsubishi HC Finance America LLC 5.81% 9/12/28	210,000	214,070
Nasdaq, Inc. 5.55% 2/15/34	109,000	112,131
Nomura Holdings, Inc.
2.68% 7/16/30	200,000	183,300
5.55% 7/14/36	1,920,000	1,924,255
6.07% 7/12/28	800,000	821,281
Nuveen LLC 4.00% 11/1/28	160,000	157,905
OneSky Loan Trust 3.88% 1/15/31	436,829	418,616
μSynchrony Financial 5.94% 8/2/30	1,079,000	1,100,481
		38,965,643
Electric–2.45%
AEP Texas, Inc.
3.45% 1/15/50	156,000	106,736
4.15% 5/1/49	133,000	101,948
5.40% 6/1/33	219,000	222,594
AEP Transmission Co. LLC 3.15% 9/15/49	35,000	23,191
AES Corp. 5.80% 3/15/32	1,600,000	1,621,341
Alabama Power Co. 6.13% 5/15/38	62,000	66,580
Ameren Illinois Co. 3.25% 3/15/50	185,000	126,290
American Electric Power Co., Inc. 2.30% 3/1/30	260,000	238,939
American Transmission Systems, Inc. 2.65% 1/15/32	240,000	214,732
Appalachian Power Co. 3.70% 5/1/50	209,000	150,277
Appalachian Power Recovery Funding LLC 5.84% 4/1/48	1,565,000	1,597,605
Atlantic City Electric Co. 4.00% 10/15/28	147,000	145,537
Baltimore Gas & Electric Co.
2.90% 6/15/50	110,000	69,217
5.40% 6/1/53	385,000	365,297
5.65% 6/1/54	850,000	834,813
Berkshire Hathaway Energy Co. 2.85% 5/15/51	923,000	562,632
CenterPoint Energy Houston Electric LLC
2.90% 7/1/50	200,000	128,489
3.95% 3/1/48	10,000	7,868
Chile Electricity Lux MPC II SARL 5.58% 10/20/35	591,390	600,326
Chile Electricity Lux MPC SARL 6.01% 1/20/33	257,140	264,774
Cleveland Electric Illuminating Co.
3.50% 4/1/28	325,000	318,009
LVIP JPMorgan Core Bond Fund-22

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Cleveland Electric Illuminating Co. (continued)
4.55% 11/15/30	65,000	$63,876
CMS Energy Corp. 2.95% 2/15/27	47,000	46,482
Commonwealth Edison Co. 3.65% 6/15/46	30,000	22,601
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	250,000	238,895
3.95% 4/1/50	200,000	155,712
4.50% 5/15/58	54,000	43,647
5.70% 6/15/40	38,000	38,709
Constellation Energy Generation LLC
5.60% 6/15/42	2,500,000	2,464,865
5.75% 10/1/41	1,144,000	1,146,262
5.75% 3/15/54	698,000	687,690
5.80% 3/1/33	66,000	68,882
6.25% 10/1/39	100,000	105,539
6.50% 10/1/53	330,000	354,069
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	41,138
DTE Electric Co.
3.65% 3/1/52	226,000	164,648
5.40% 4/1/53	185,000	177,430
DTE Energy Co.
4.88% 6/1/28	350,000	351,459
5.10% 3/1/29	614,000	620,959
Duke Energy Carolinas LLC 4.95% 1/15/33	2,444,000	2,459,948
Duke Energy Corp.
2.65% 9/1/26	100,000	99,720
3.15% 8/15/27	240,000	236,552
5.70% 9/15/55	1,310,000	1,260,251
5.80% 6/15/54	1,500,000	1,461,705
6.10% 9/15/53	880,000	895,216
Duke Energy Ohio, Inc. 3.70% 6/15/46	46,000	34,737
Duke Energy Progress LLC 3.70% 10/15/46	54,000	40,846
Duquesne Light Holdings, Inc.
2.53% 10/1/30	210,000	188,129
3.62% 8/1/27	160,000	158,157
Electricite de France SA
5.25% 4/22/36	194,000	190,448
5.95% 4/22/34	760,000	796,934
Emera U.S. Finance LP 4.75% 6/15/46	2,330,000	1,985,720
ENEL Finance International NV 5.00% 9/30/35	1,740,000	1,690,061
Entergy Arkansas LLC 4.20% 4/1/49	906,000	723,694
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Entergy Corp. 2.95% 9/1/26	21,000	$20,956
Entergy Louisiana LLC
2.90% 3/15/51	130,000	81,505
3.05% 6/1/31	38,000	35,126
4.00% 3/15/33	40,000	37,798
5.80% 3/15/55	2,355,000	2,354,568
Entergy Mississippi LLC 3.85% 6/1/49	135,000	101,684
Entergy Texas, Inc.
3.55% 9/30/49	309,000	220,547
5.80% 9/1/53	100,000	99,586
Evergy Metro, Inc.
4.20% 3/15/48	50,000	40,227
5.40% 4/1/34	80,000	81,787
Evergy Missouri West Storm Funding I LLC 5.10% 12/1/40	1,363,021	1,371,176
Evergy, Inc. 2.90% 9/15/29	90,000	85,217
Eversource Energy 3.38% 3/1/32	310,000	285,131
Exelon Corp.
5.30% 3/15/33	300,000	305,154
5.45% 3/15/34	1,140,000	1,162,523
Fells Point Funding Trust 3.05% 1/31/27	1,585,000	1,570,495
FirstEnergy Corp. 3.90% 7/15/27	1,610,000	1,600,793
FirstEnergy Pennsylvania Electric Co. 3.25% 3/15/28	19,000	18,557
Florida Power & Light Co.
5.30% 4/1/53	210,000	197,859
5.40% 9/1/35	50,000	51,079
5.80% 3/15/65	880,000	874,660
Fortis, Inc. 3.06% 10/4/26	85,000	84,683
ITC Holdings Corp.
2.95% 5/14/30	100,000	93,275
5.30% 7/1/43	1,405,000	1,317,077
5.50% 4/15/36	800,000	811,165
Jersey Central Power & Light Co.
5.10% 1/15/35	430,000	429,671
6.15% 6/1/37	30,000	31,656
Massachusetts Electric Co. 4.00% 8/15/46	56,000	43,502
MidAmerican Energy Co.
3.65% 4/15/29	820,000	801,705
5.85% 9/15/54	220,000	223,070
Monongahela Power Co. 5.85% 2/15/34	140,000	146,153
Nevada Power Co.
3.70% 5/1/29	100,000	97,829
6.00% 3/15/54	160,000	162,122
New England Power Co. 3.80% 12/5/47	45,000	33,635
LVIP JPMorgan Core Bond Fund-23

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
New York State Electric & Gas Corp. 3.25% 12/1/26	50,000	$49,772
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	27,000	26,823
5.25% 2/28/53	170,000	154,389
5.55% 3/15/54	2,836,000	2,689,271
Niagara Mohawk Power Corp.
1.96% 6/27/30	250,000	225,248
6.00% 7/3/55	820,000	815,389
NRG Energy, Inc.
2.45% 12/2/27	210,000	203,071
4.45% 6/15/29	110,000	108,347
4.73% 10/15/30	3,405,000	3,363,093
Ohio Power Co. 5.00% 6/1/33	345,000	344,148
Oncor Electric Delivery Co. LLC 3.10% 9/15/49	215,000	141,182
Pacific Gas & Electric Co.
2.10% 8/1/27	140,000	136,304
2.50% 2/1/31	360,000	322,982
3.30% 8/1/40	720,000	539,706
3.50% 8/1/50	180,000	120,081
3.75% 8/15/42	33,000	24,883
4.00% 12/1/46	230,000	171,207
4.30% 3/15/45	55,000	43,268
5.70% 3/1/35	3,045,000	3,076,805
5.80% 5/15/34	2,890,000	2,954,241
6.00% 8/15/35	2,620,000	2,701,134
6.00% 5/1/56	2,370,000	2,267,441
6.40% 6/15/33	488,000	516,362
6.75% 1/15/53	15,000	15,749
PECO Energy Co. 2.80% 6/15/50	100,000	62,260
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	990,000	983,916
5.45% 5/21/28	490,000	492,858
6.15% 5/21/48	2,820,000	2,696,377
PG&E Recovery Funding LLC
5.23% 6/1/42	1,570,000	1,565,521
5.53% 6/1/51	1,865,000	1,848,909
5.54% 7/15/49	245,000	242,454
PG&E Wildfire Recovery Funding LLC
4.26% 6/1/38	160,000	153,487
5.10% 6/1/54	205,000	188,592
5.21% 12/1/49	110,000	104,181
Potomac Electric Power Co. 6.50% 11/15/37	75,000	82,308
PPL Electric Utilities Corp. 5.25% 5/15/53	225,000	210,592
Public Service Co. of Oklahoma
5.20% 1/15/35	310,000	308,653
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Public Service Co. of Oklahoma (continued)
5.25% 1/15/33	280,000	$284,259
6.63% 11/15/37	175,000	189,129
Public Service Electric & Gas Co.
3.00% 3/1/51	1,785,000	1,165,637
5.38% 11/1/39	28,000	27,929
Public Service Enterprise Group, Inc. 5.45% 4/1/34	870,000	886,565
Puget Energy, Inc. 5.73% 3/15/35	650,000	654,136
San Diego Gas & Electric Co.
5.35% 5/15/35	70,000	70,697
5.95% 3/15/56	640,000	649,252
SCE Recovery Funding LLC
4.70% 6/15/42	227,111	223,509
5.11% 12/14/49	110,000	102,065
5.34% 3/15/47	1,375,000	1,356,496
Sierra Pacific Power Co. 5.90% 3/15/54	290,000	290,809
Sigeco Securitization I LLC 5.03% 11/15/38	213,197	213,040
Southern California Edison Co.
3.65% 3/1/28	80,000	78,697
4.05% 3/15/42	100,000	79,103
5.55% 1/15/36	80,000	79,238
5.70% 3/1/53	115,000	106,136
5.75% 4/15/54	1,500,000	1,396,147
5.90% 3/1/55	420,000	400,981
Southern Co. 5.20% 6/15/33	1,620,000	1,632,403
Southern Power Co. 5.15% 9/15/41	50,000	47,585
Southwestern Electric Power Co. 4.10% 9/15/28	1,547,000	1,528,409
Tampa Electric Co. 4.45% 6/15/49	100,000	83,079
Toledo Edison Co. 6.15% 5/15/37	50,000	53,633
Union Electric Co.
5.20% 4/1/34	1,580,000	1,600,586
5.45% 3/15/53	250,000	238,733
Virginia Electric & Power Co.
5.65% 3/15/55	2,800,000	2,737,543
6.35% 11/30/37	70,000	75,562
Vistra Operations Co. LLC
5.35% 1/31/36	1,115,000	1,092,699
5.70% 12/30/34	425,000	429,599
6.00% 4/15/34	1,082,000	1,113,812
6.95% 10/15/33	1,526,000	1,660,489
WEC Energy Group, Inc. 5.60% 9/12/26	155,000	155,222
		92,308,330
LVIP JPMorgan Core Bond Fund-24

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–0.09%
Amphenol Corp.
2.20% 9/15/31	622,000	$550,268
5.30% 11/15/55	2,010,000	1,907,430
Emerson Electric Co. 2.80% 12/21/51	1,120,000	703,964
nVent Finance SARL 4.55% 4/15/28	75,000	74,676
		3,236,338
Food–0.54%
Bimbo Bakeries USA, Inc.
4.00% 5/17/51	290,000	219,904
5.38% 1/9/36	200,000	199,815
6.05% 1/15/29	200,000	205,275
6.40% 1/15/34	605,000	645,566
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50% 1/15/36	2,629,000	2,625,177
5.63% 3/10/37	165,000	164,312
5.95% 4/20/35	500,000	515,580
6.25% 3/1/56	551,000	539,729
6.38% 2/25/55	1,225,000	1,227,041
6.38% 4/15/66	2,295,000	2,252,557
6.50% 12/1/52	320,000	324,868
6.75% 3/15/34	36,000	39,281
Kraft Heinz Foods Co.
4.38% 6/1/46	33,000	26,399
4.63% 10/1/39	200,000	178,393
4.88% 10/1/49	2,100,000	1,760,713
5.00% 7/15/35	1,500,000	1,461,477
Kroger Co.
2.20% 5/1/30	500,000	455,578
5.00% 9/15/34	460,000	453,923
5.40% 7/15/40	18,000	17,583
5.50% 9/15/54	350,000	328,286
Mars, Inc.
4.80% 3/1/30	840,000	842,502
5.20% 3/1/35	740,000	742,942
5.65% 5/1/45	2,804,000	2,786,139
5.70% 5/1/55	1,122,000	1,105,357
McCormick & Co., Inc. 2.50% 4/15/30	342,000	316,531
Tyson Foods, Inc. 5.70% 3/15/34	880,000	905,421
		20,340,349
Gas–0.15%
Atmos Energy Corp.
2.85% 2/15/52	417,000	259,708
4.13% 10/15/44	50,000	41,830
4.13% 3/15/49	155,000	123,782
5.00% 12/15/54	943,000	850,329
5.90% 11/15/33	1,000,000	1,060,935
Boston Gas Co. 4.49% 2/15/42	22,000	18,801
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Brooklyn Union Gas Co. 4.27% 3/15/48	80,000	$62,711
NiSource, Inc.
1.70% 2/15/31	190,000	165,734
5.20% 7/1/29	1,100,000	1,117,090
ONE Gas, Inc. 2.00% 5/15/30	200,000	181,468
Piedmont Natural Gas Co., Inc. 3.50% 6/1/29	200,000	194,068
Southern California Gas Co.
2.55% 2/1/30	195,000	182,043
6.35% 11/15/52	200,000	212,251
Southern Co. Gas Capital Corp.
3.95% 10/1/46	21,000	16,439
4.40% 6/1/43	42,000	35,934
5.10% 9/15/35	945,000	936,704
5.75% 9/15/33	220,000	228,928
5.88% 3/15/41	96,000	98,663
Southwest Gas Corp. 3.80% 9/29/46	44,000	33,544
		5,820,962
Health Care Products–0.18%
Abbott Laboratories 4.75% 11/30/36	620,000	605,090
GE HealthCare Technologies, Inc.
4.80% 1/15/31	279,000	279,292
5.50% 6/15/35	273,000	277,500
Solventum Corp. 5.60% 3/23/34	1,410,000	1,443,056
Thermo Fisher Scientific, Inc. 4.90% 2/12/36	2,150,000	2,124,704
Zimmer Biomet Holdings, Inc. 5.50% 2/19/35	2,065,000	2,102,135
		6,831,777
Health Care Services–0.58%
Ascension Health 2.53% 11/15/29	190,000	178,131
Children's Hospital 2.93% 7/15/50	180,000	114,041
Cigna Group
3.20% 3/15/40	1,736,000	1,355,427
4.90% 12/15/48	700,000	616,314
5.25% 1/15/36	1,472,000	1,475,773
CommonSpirit Health
2.78% 10/1/30	145,000	133,498
3.91% 10/1/50	140,000	103,942
Elevance Health, Inc.
4.10% 3/1/28	55,000	54,618
4.55% 5/15/52	490,000	404,222
Hackensack Meridian Health, Inc.
2.68% 9/1/41	390,000	278,528
LVIP JPMorgan Core Bond Fund-25

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Hackensack Meridian Health, Inc. (continued)
2.88% 9/1/50	230,000	$145,357
HCA, Inc.
3.63% 3/15/32	521,000	484,978
4.90% 11/15/35	1,370,000	1,326,782
5.13% 6/15/39	125,000	119,152
5.25% 3/1/30	1,635,000	1,657,704
5.30% 5/15/36	1,695,000	1,683,664
5.45% 9/15/34	2,877,000	2,907,891
5.50% 6/15/47	245,000	228,276
5.75% 3/1/35	1,249,000	1,287,499
5.95% 9/15/54	550,000	539,626
6.10% 4/1/64	2,435,000	2,419,488
Memorial Health Services 3.45% 11/1/49	245,000	172,219
MyMichigan Health 3.41% 6/1/50	80,000	55,868
Northwestern Memorial Healthcare Obligated Group 2.63% 7/15/51	882,000	541,689
Roche Holdings, Inc. 2.61% 12/13/51	970,000	589,835
Sutter Health 5.55% 8/15/53	400,000	393,523
Texas Health Resources 2.33% 11/15/50	140,000	79,966
UnitedHealth Group, Inc.
2.30% 5/15/31	120,000	107,441
2.90% 5/15/50	380,000	242,580
3.13% 5/15/60	80,000	48,503
3.25% 5/15/51	140,000	94,270
3.70% 8/15/49	1,770,000	1,306,277
3.88% 8/15/59	490,000	350,389
5.05% 4/15/53	320,000	287,635
5.88% 2/15/53	140,000	140,753
Yale-New Haven Health Services Corp. 2.50% 7/1/50	200,000	116,865
		22,042,724
Insurance–0.53%
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	1,089,000	671,971
5.00% 9/12/32	1,068,000	1,072,379
Aon North America, Inc.
5.30% 3/1/31	439,000	446,771
5.45% 3/1/34	1,690,000	1,724,112
5.75% 3/1/54	620,000	608,262
Athene Global Funding 2.95% 11/12/26	515,000	511,880
Athene Holding Ltd. 6.63% 5/19/55	550,000	534,820
Berkshire Hathaway Finance Corp.
3.85% 3/15/52	210,000	158,896
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway Finance Corp. (continued)
4.25% 1/15/49	910,000	$748,363
4.30% 5/15/43	62,000	54,708
CNO Global Funding 5.88% 6/4/27	2,350,000	2,376,374
Corebridge Financial, Inc.
3.65% 4/5/27	185,000	183,799
3.85% 4/5/29	130,000	127,051
Corebridge Global Funding 4.90% 8/21/32	745,000	735,580
F&G Annuities & Life, Inc. 6.50% 6/4/29	1,560,000	1,594,131
Guardian Life Insurance Co. of America 4.85% 1/24/77	21,000	17,418
Hartford Insurance Group, Inc. 4.30% 4/15/43	70,000	59,419
Marsh & McLennan Cos., Inc. 5.35% 11/15/44	1,055,000	1,008,547
MetLife, Inc.
4.13% 8/13/42	28,000	23,527
6.40% 12/15/66	1,220,000	1,243,041
Mutual of Omaha Cos Global Funding 5.80% 7/27/26	250,000	250,281
New York Life Global Funding
2.35% 7/14/26	65,000	64,959
5.45% 9/18/26	845,000	847,404
New York Life Insurance Co. 4.45% 5/15/69	105,000	80,541
μPacific Life Insurance Co. 4.30% 10/24/67	134,000	105,689
Pine Street Trust III 6.22% 5/15/54	1,000,000	1,011,365
Principal Financial Group, Inc.
3.70% 5/15/29	30,000	29,222
4.11% 2/15/28	825,000	818,433
Prudential Financial, Inc.
3.70% 3/13/51	773,000	560,035
3.91% 12/7/47	61,000	46,707
Prudential Funding Asia PLC 3.13% 4/14/30	1,200,000	1,135,817
Teachers Insurance & Annuity Association of America
4.27% 5/15/47	50,000	39,998
6.85% 12/16/39	1,042,000	1,152,311
		20,043,811
Internet–0.80%
Alibaba Group Holding Ltd. 5.25% 5/26/35	771,000	788,589
Alphabet, Inc.
5.50% 2/15/46	1,240,000	1,221,579
5.65% 2/15/56	1,825,000	1,800,752
LVIP JPMorgan Core Bond Fund-26

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Alphabet, Inc. (continued)
5.75% 2/15/66	1,120,000	$1,108,008
Amazon.com, Inc.
2.50% 6/3/50	5,570,000	3,221,226
3.95% 4/13/52	390,000	296,098
4.05% 8/22/47	460,000	364,309
4.25% 8/22/57	150,000	116,267
4.95% 12/5/44	480,000	448,648
5.80% 3/13/56	420,000	417,321
Identity Digital Cap LLC 6.79% 3/20/65	5,400,000	5,382,180
Meta Platforms, Inc.
3.85% 8/15/32	593,000	561,141
4.88% 11/15/35	2,900,000	2,822,184
5.25% 5/15/36	1,105,000	1,097,200
5.40% 8/15/54	1,731,000	1,527,326
5.50% 11/15/45	2,890,000	2,681,707
5.63% 11/15/55	1,965,000	1,780,598
6.30% 5/15/56	1,440,000	1,433,402
Prosus NV
3.68% 1/21/30	600,000	574,472
4.03% 8/3/50	2,720,000	1,906,546
Uber Technologies, Inc. 4.80% 9/15/34	615,000	603,453
		30,153,006
Machinery Diversified–0.00%
Xylem, Inc. 2.25% 1/30/31	110,000	99,106
		99,106
Media–0.52%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	651,000	382,304
4.80% 3/1/50	980,000	730,985
5.13% 7/1/49	1,160,000	895,295
5.38% 4/1/38	1,308,000	1,171,680
5.50% 4/1/63	480,000	368,052
Comcast Corp.
2.80% 1/15/51	930,000	518,341
2.89% 11/1/51	1,196,000	677,824
2.94% 11/1/56	481,000	260,504
2.99% 11/1/63	206,000	107,169
3.40% 4/1/30	570,000	544,582
3.45% 2/1/50	400,000	257,252
4.00% 3/1/48	110,000	79,309
4.00% 11/1/49	152,000	107,794
5.17% 1/15/37	3,138,000	3,014,962
Cox Communications, Inc.
2.95% 10/1/50	180,000	96,156
3.35% 9/15/26	67,000	66,834
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Space Exploration Technologies Corp.
5.35% 7/15/31	3,445,000	$3,436,025
5.65% 7/15/33	3,375,000	3,354,893
Time Warner Cable Enterprises LLC 8.38% 7/15/33	90,000	99,753
Time Warner Cable LLC
5.50% 9/1/41	100,000	85,564
5.88% 11/15/40	505,000	451,582
6.55% 5/1/37	250,000	247,819
6.75% 6/15/39	521,000	509,951
7.30% 7/1/38	1,695,000	1,743,248
Walt Disney Co. 6.65% 11/15/37	350,000	392,172
		19,600,050
Mining–0.22%
Anglo American Capital PLC
4.75% 4/10/27	430,000	430,890
5.25% 3/19/36	270,000	267,189
5.75% 4/5/34	2,465,000	2,542,626
Barrick North America Finance LLC 5.70% 5/30/41	1,070,000	1,082,909
Corp. Nacional del Cobre de Chile 6.44% 1/26/36	863,000	916,131
Glencore Funding LLC
2.50% 9/1/30	750,000	683,668
4.00% 3/27/27	400,000	398,630
5.51% 4/1/36	1,110,000	1,116,528
5.63% 4/4/34	1,020,000	1,046,845
		8,485,416
Miscellaneous Manufacturing–0.09%
Eaton Corp. 4.15% 11/2/42	780,000	670,907
Parker-Hannifin Corp. 4.45% 11/21/44	30,000	26,389
Siemens Funding BV
4.60% 5/28/30	320,000	320,364
4.90% 5/28/32	404,000	409,106
Textron, Inc. 5.50% 5/15/35	1,800,000	1,831,443
		3,258,209
Oil & Gas–0.72%
BP Capital Markets America, Inc.
2.72% 1/12/32	630,000	566,315
2.77% 11/10/50	370,000	227,549
2.94% 6/4/51	345,000	218,287
3.00% 3/17/52	135,000	85,955
μBP Capital Markets PLC 4.88% 3/22/30	507,000	501,177
Chevron Corp. 3.08% 5/11/50	460,000	308,256
Chevron USA, Inc. 3.85% 1/15/28	500,000	496,719
LVIP JPMorgan Core Bond Fund-27

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
ConocoPhillips Co.
5.00% 1/15/35	651,000	$649,768
5.05% 9/15/33	1,434,000	1,452,612
5.50% 1/15/55	495,000	474,381
Continental Resources, Inc.
4.38% 1/15/28	1,520,000	1,509,636
5.75% 1/15/31	20,000	20,365
Devon Energy Corp.
4.50% 1/15/30	640,000	634,772
4.75% 5/15/42	150,000	133,674
5.40% 2/15/35	1,165,000	1,169,564
5.60% 7/15/41	940,000	926,100
Diamondback Energy, Inc.
3.13% 3/24/31	1,150,000	1,069,593
3.50% 12/1/29	1,400,000	1,350,192
Eni USA, Inc. 7.30% 11/15/27	50,000	51,761
EOG Resources, Inc.
5.00% 7/15/32	1,061,000	1,067,854
5.95% 7/15/55	309,000	315,199
EQT Corp.
3.90% 10/1/27	18,000	17,840
7.00% 2/1/30	680,000	723,673
Exxon Mobil Corp.
3.00% 8/16/39	405,000	320,275
3.45% 4/15/51	570,000	405,897
4.33% 3/19/50	90,000	75,060
KazMunayGas National Co. JSC
5.38% 4/24/30	800,000	807,386
5.75% 4/19/47	2,050,000	1,951,917
Pertamina Persero PT 6.00% 5/3/42	1,360,000	1,321,831
Pioneer Natural Resources Co.
1.90% 8/15/30	920,000	825,719
2.15% 1/15/31	5,390,000	4,833,332
Shell Finance U.S., Inc. 3.25% 4/6/50	1,890,000	1,307,479
Suncor Energy, Inc.
5.95% 12/1/34	60,000	62,582
6.80% 5/15/38	79,000	86,744
TotalEnergies Capital International SA
2.99% 6/29/41	350,000	261,868
3.13% 5/29/50	260,000	172,681
3.46% 7/12/49	145,000	103,252
Woodside Finance Ltd. 5.70% 5/19/32	570,000	586,672
		27,093,937
Oil & Gas Services–0.05%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14% 11/7/29	180,000	171,811
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. (continued)
5.00% 6/15/36	1,835,000	$1,794,813
		1,966,624
Packaging & Containers–0.13%
Amcor Flexibles North America, Inc. 5.13% 3/12/36	2,120,000	2,082,417
Packaging Corp. of America
4.05% 12/15/49	155,000	120,581
5.20% 8/15/35	1,225,000	1,226,988
Smurfit Westrock Financing DAC 5.42% 1/15/35	1,505,000	1,523,171
WRKCo, Inc. 3.90% 6/1/28	35,000	34,539
		4,987,696
Pharmaceuticals–0.68%
AbbVie, Inc.
2.95% 11/21/26	530,000	527,425
4.05% 11/21/39	510,000	449,413
4.25% 11/21/49	1,190,000	971,444
4.40% 11/6/42	370,000	325,280
4.50% 5/14/35	100,000	96,349
4.55% 3/15/35	60,000	58,192
4.75% 3/15/36	2,310,000	2,259,979
4.85% 6/15/44	200,000	183,577
4.88% 11/14/48	110,000	98,849
5.05% 3/15/34	455,000	459,908
5.55% 3/15/56	2,655,000	2,612,037
AstraZeneca PLC 6.45% 9/15/37	50,000	55,522
Bristol-Myers Squibb Co.
2.35% 11/13/40	175,000	122,737
3.70% 3/15/52	714,000	523,313
4.13% 6/15/39	114,000	101,632
4.25% 10/26/49	859,000	698,112
4.55% 2/20/48	707,000	604,056
5.55% 2/22/54	113,000	110,353
Cardinal Health, Inc. 5.15% 9/15/35	2,895,000	2,891,490
Cencora, Inc.
5.13% 2/15/34	1,550,000	1,555,497
5.15% 2/15/35	2,185,000	2,181,875
CVS Health Corp.
1.88% 2/28/31	180,000	157,879
2.13% 9/15/31	590,000	515,849
3.63% 4/1/27	230,000	228,662
3.75% 4/1/30	740,000	715,515
4.30% 3/25/28	1,271,000	1,264,229
5.13% 7/20/45	840,000	760,777
5.25% 2/21/33	330,000	335,497
♦CVS Pass-Through Trust
4.70% 1/10/36	112,520	105,015
LVIP JPMorgan Core Bond Fund-28

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
♦CVS Pass-Through Trust (continued)
5.93% 1/10/34	49,606	$50,344
7.51% 1/10/32	40,526	42,341
8.35% 7/10/31	40,148	43,265
Eli Lilly & Co.
4.70% 2/9/34	210,000	208,531
4.95% 2/27/63	210,000	187,213
5.70% 5/20/66	1,030,000	1,035,583
Merck & Co., Inc.
2.75% 12/10/51	170,000	104,286
2.90% 12/10/61	245,000	141,729
4.00% 3/7/49	220,000	175,048
Novartis Capital Corp. 5.70% 3/18/56	540,000	550,266
Pfizer Investment Enterprises Pte. Ltd. 5.34% 5/19/63	485,000	446,189
Pfizer, Inc. 2.70% 5/28/50	760,000	471,137
Takeda Pharmaceutical Co. Ltd.
3.18% 7/9/50	1,044,000	694,885
5.65% 7/5/44	386,000	383,376
		25,504,656
Pipelines–0.99%
Cameron LNG LLC 3.70% 1/15/39	188,000	159,170
Cheniere Energy Partners LP 5.55% 10/30/35	715,000	726,296
Cheniere Energy, Inc. 5.65% 4/15/34	710,000	728,645
Columbia Pipelines Holding Co. LLC 5.10% 10/1/31	421,000	421,402
Columbia Pipelines Operating Co. LLC
5.44% 2/15/35	550,000	556,833
5.51% 5/15/36	1,280,000	1,285,146
5.96% 2/15/55	555,000	548,406
6.04% 11/15/33	810,000	850,394
6.54% 11/15/53	1,230,000	1,309,080
Eastern Energy Gas Holdings LLC 6.20% 1/15/55	655,000	673,583
Eastern Gas Transmission & Storage, Inc. 3.90% 11/15/49	137,000	100,367
Enbridge, Inc.
4.90% 6/20/30	340,000	341,148
5.25% 4/5/27	590,000	593,330
5.45% 3/27/36	880,000	889,435
5.55% 6/20/35	533,000	542,058
5.63% 4/5/34	1,850,000	1,904,638
5.70% 3/8/33	260,000	268,464
Energy Transfer LP
3.75% 5/15/30	3,950,000	3,803,840
5.30% 4/1/44	50,000	45,698
5.40% 10/1/47	670,000	607,537
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer LP (continued)
5.70% 4/1/35	2,000,000	$2,052,669
5.95% 5/15/54	472,000	451,772
6.00% 6/15/48	335,000	325,275
6.05% 9/1/54	585,000	568,313
6.10% 12/1/28	565,000	582,753
6.10% 2/15/42	60,000	60,267
6.25% 4/15/49	340,000	339,169
Enterprise Products Operating LLC
3.20% 2/15/52	981,000	649,684
3.30% 2/15/53	1,462,000	978,672
5.55% 2/16/55	384,000	371,999
7.55% 4/15/38	206,000	243,585
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	212,227	176,053
Gray Oak Pipeline LLC 3.45% 10/15/27	372,000	365,298
Greensaif Pipelines Bidco SARL 6.51% 2/23/42	338,000	356,024
Kinder Morgan Energy Partners LP 5.50% 3/1/44	440,000	420,306
Kinder Morgan, Inc.
5.20% 3/1/48	70,000	63,685
5.55% 6/1/45	550,000	528,436
MPLX LP
4.70% 4/15/48	550,000	456,854
5.50% 2/15/49	470,000	433,143
ONEOK Partners LP 6.65% 10/1/36	15,000	16,275
ONEOK, Inc.
4.75% 10/15/31	140,000	138,387
5.05% 11/1/34	256,000	250,392
5.55% 11/1/26	320,000	321,035
5.70% 11/1/54	419,000	388,961
5.80% 11/1/30	500,000	517,417
6.05% 9/1/33	1,030,000	1,078,178
6.63% 9/1/53	1,340,000	1,404,461
South Bow USA Infrastructure Holdings LLC
4.91% 9/1/27	335,000	335,848
5.03% 10/1/29	385,000	386,319
Targa Resources Corp.
4.90% 9/15/30	2,171,000	2,175,772
5.50% 2/15/35	1,425,000	1,438,377
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	1,023,000	1,022,141
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	1,214,000	1,137,138
Western Midstream Operating LP
4.05% 2/1/30	110,000	106,560
LVIP JPMorgan Core Bond Fund-29

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Western Midstream Operating LP (continued)
5.25% 2/1/50	990,000	$858,894
		37,355,582
Private Equity–0.03%
Blackstone Reg Finance Co. LLC 5.00% 12/6/34	872,000	857,506
Brookfield Finance, Inc.
3.90% 1/25/28	55,000	54,352
4.70% 9/20/47	9,000	7,605
4.85% 3/29/29	54,000	54,076
		973,539
Real Estate Investment Trusts–0.42%
Alexandria Real Estate Equities, Inc. 2.00% 5/18/32	240,000	202,118
American Tower Corp.
1.88% 10/15/30	275,000	244,066
2.10% 6/15/30	150,000	135,602
2.95% 1/15/51	85,000	53,335
3.10% 6/15/50	130,000	84,653
3.38% 10/15/26	44,000	43,878
3.70% 10/15/49	230,000	167,857
4.70% 12/15/32	2,990,000	2,941,374
American Tower Trust #1 3.65% 3/15/48	160,000	157,109
Brixmor Operating Partnership LP
2.25% 4/1/28	200,000	192,148
2.50% 8/16/31	105,000	93,512
COPT Defense Properties LP 2.75% 4/15/31	326,000	295,691
Crown Castle, Inc.
4.00% 3/1/27	24,000	23,936
5.80% 3/1/34	665,000	683,270
DOC Dr. LLC 2.63% 11/1/31	130,000	115,950
Equinix Europe 2 Financing Corp. LLC 4.70% 3/15/33	2,400,000	2,339,107
Essex Portfolio LP
1.65% 1/15/31	200,000	174,324
2.65% 3/15/32	145,000	128,634
5.50% 4/1/34	420,000	428,325
Extra Space Storage LP
2.20% 10/15/30	300,000	269,033
4.00% 6/15/29	150,000	147,075
5.40% 2/1/34	1,004,000	1,014,735
Goodman U.S. Finance Eight LLC 5.88% 4/28/46	465,000	457,757
Healthpeak OP LLC
2.13% 12/1/28	330,000	311,038
3.00% 1/15/30	90,000	84,867
3.50% 7/15/29	132,000	127,438
Mid-America Apartments LP
1.70% 2/15/31	150,000	131,076
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Mid-America Apartments LP (continued)
3.95% 3/15/29	230,000	$226,186
NNN REIT, Inc.
3.60% 12/15/26	58,000	57,837
4.30% 10/15/28	150,000	148,905
5.50% 6/15/34	640,000	652,903
5.60% 10/15/33	150,000	154,294
Prologis LP
2.13% 10/15/50	150,000	80,674
2.88% 11/15/29	95,000	89,904
Safehold GL Holdings LLC 2.85% 1/15/32	400,000	356,876
UDR, Inc.
2.10% 8/1/32	160,000	136,055
2.95% 9/1/26	28,000	27,936
3.00% 8/15/31	25,000	22,941
3.20% 1/15/30	150,000	142,735
Ventas Realty LP
3.25% 10/15/26	25,000	24,922
3.85% 4/1/27	49,000	48,802
VICI Properties LP 4.95% 2/15/30	748,000	745,948
VICI Properties LP/VICI Note Co., Inc. 4.63% 12/1/29	255,000	250,291
Welltower OP LLC 6.50% 3/15/41	125,000	138,708
WP Carey, Inc.
2.25% 4/1/33	180,000	151,068
4.25% 10/1/26	245,000	244,925
5.20% 9/15/36	1,185,000	1,169,422
		15,919,240
Retail–0.13%
AutoZone, Inc. 1.65% 1/15/31	180,000	157,014
Costco Wholesale Corp. 1.38% 6/20/27	930,000	905,259
Home Depot, Inc.
2.50% 4/15/27	320,000	316,005
3.63% 4/15/52	235,000	170,013
3.90% 6/15/47	90,000	70,588
4.95% 6/25/34	592,000	593,985
McDonald's Corp.
4.20% 4/1/50	500,000	400,416
4.88% 12/9/45	1,060,000	957,612
O'Reilly Automotive, Inc. 3.60% 9/1/27	49,000	48,515
Starbucks Corp.
4.80% 2/15/33	440,000	437,595
4.90% 2/15/31	850,000	857,661
Walmart, Inc. 1.80% 9/22/31	180,000	158,997
		5,073,660
LVIP JPMorgan Core Bond Fund-30

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Savings & Loans–0.07%
μNationwide Building Society
3.96% 7/18/30	2,165,000	$2,108,567
4.30% 3/8/29	525,000	522,275
		2,630,842
Semiconductors–0.43%
Analog Devices, Inc. 2.80% 10/1/41	227,000	164,930
Broadcom, Inc.
3.14% 11/15/35	2,778,000	2,359,801
3.19% 11/15/36	400,000	335,142
4.80% 2/15/36	854,000	828,762
4.90% 7/15/32	286,000	286,936
5.20% 7/15/35	357,000	358,200
Foundry JV Holdco LLC
6.10% 1/25/36	1,172,000	1,235,543
6.20% 1/25/37	815,000	861,809
Intel Corp.
3.10% 2/15/60	50,000	28,541
3.25% 11/15/49	1,600,000	1,041,754
3.73% 12/8/47	590,000	424,759
5.70% 2/10/53	100,000	94,306
KLA Corp.
3.30% 3/1/50	150,000	104,128
4.65% 7/15/32	520,000	518,955
Marvell Technology, Inc.
2.95% 4/15/31	360,000	330,902
5.45% 7/15/35	4,602,000	4,665,371
5.75% 2/15/29	380,000	389,633
NVIDIA Corp.
3.50% 4/1/50	1,570,000	1,150,323
3.70% 4/1/60	660,000	476,686
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25% 5/11/41	370,000	280,577
5.00% 1/15/33	140,000	139,532
		16,076,590
Software–0.61%
Fidelity National Information Services, Inc. 4.80% 3/10/31	1,235,000	1,221,497
Fiserv, Inc.
3.20% 7/1/26	70,000	70,000
5.15% 8/12/34	1,475,000	1,432,413
Microsoft Corp.
2.53% 6/1/50	2,220,000	1,320,150
2.92% 3/17/52	820,000	520,550
3.04% 3/17/62	40,000	24,082
Oracle Corp.
2.88% 3/25/31	2,310,000	2,063,765
2.95% 4/1/30	120,000	110,450
3.60% 4/1/40	450,000	328,125
3.60% 4/1/50	4,830,000	2,937,181
3.95% 3/25/51	605,000	387,068
4.00% 7/15/46	110,000	74,195
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle Corp. (continued)
4.65% 5/6/30	540,000	$529,546
4.80% 9/26/32	1,595,000	1,517,661
4.90% 2/6/33	310,000	293,918
5.70% 2/4/36	1,505,000	1,457,524
5.88% 9/26/45	1,220,000	1,067,955
6.55% 2/4/46	540,000	509,051
6.70% 2/4/56	2,335,000	2,197,727
6.85% 2/4/66	1,205,000	1,121,599
Roper Technologies, Inc. 4.90% 10/15/34	1,694,000	1,637,232
Synopsys, Inc. 5.70% 4/1/55	1,797,000	1,742,706
VMware LLC 1.40% 8/15/26	404,000	402,465
		22,966,860
Telecommunications–0.89%
AT&T, Inc.
1.65% 2/1/28	55,000	52,559
2.25% 2/1/32	1,460,000	1,270,440
2.30% 6/1/27	520,000	509,889
2.55% 12/1/33	1,090,000	915,494
3.50% 9/15/53	1,495,000	970,521
3.55% 9/15/55	226,000	145,531
3.65% 6/1/51	381,000	259,047
3.65% 9/15/59	160,000	102,258
3.80% 2/15/27	1,020,000	1,016,154
3.80% 12/1/57	200,000	133,476
5.13% 4/30/36	1,845,000	1,808,136
5.38% 8/15/35	266,000	267,229
6.05% 8/15/56	264,000	256,351
6.30% 1/15/38	390,000	409,008
Beacon Point DC LLC 6.13% 11/30/42	6,690,000	6,747,456
Corning, Inc. 3.90% 11/15/49	284,000	216,126
Orange SA 5.00% 1/13/36	3,630,000	3,546,073
Rogers Communications, Inc. 5.30% 2/15/34	955,000	946,699
Telefonica Emisiones SA 5.21% 3/8/47	340,000	301,813
T-Mobile USA, Inc.
2.25% 11/15/31	680,000	596,867
2.55% 2/15/31	420,000	381,090
3.00% 2/15/41	1,358,000	1,002,196
3.30% 2/15/51	190,000	123,937
3.75% 4/15/27	1,278,000	1,271,410
3.88% 4/15/30	5,690,000	5,513,470
5.13% 5/15/32	234,000	236,417
5.75% 1/15/34	289,000	299,249
5.88% 11/15/55	721,000	702,074
Verizon Communications, Inc.
2.36% 3/15/32	10,000	8,738
2.88% 11/20/50	647,000	395,620
3.40% 3/22/41	200,000	154,583
3.85% 11/1/42	680,000	542,656
4.00% 3/22/50	680,000	517,793
LVIP JPMorgan Core Bond Fund-31

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc. (continued)
4.13% 8/15/46	480,000	$379,328
4.40% 11/1/34	690,000	654,110
5.25% 4/2/35	475,000	474,870
5.25% 3/16/37	430,000	425,101
		33,553,769
Transportation–0.02%
Burlington Northern Santa Fe LLC
4.38% 9/1/42	25,000	22,042
4.70% 9/1/45	35,000	31,253
Canadian Pacific Railway Co. 4.70% 5/1/48	197,000	172,803
CSX Corp. 3.35% 9/15/49	10,000	7,011
Norfolk Southern Corp.
3.95% 10/1/42	70,000	57,730
4.05% 8/15/52	40,000	30,743
Union Pacific Corp.
3.84% 3/20/60	270,000	194,626
4.10% 9/15/67	150,000	110,481
		626,689
Trucking & Leasing–0.02%
Avolon Holdings Funding Ltd. 4.90% 10/10/30	740,000	733,522
		733,522
Water–0.01%
American Water Capital Corp.
3.45% 5/1/50	225,000	158,272
4.00% 12/1/46	52,000	41,203
		199,475
Total Corporate Bonds (Cost $918,386,856)		916,348,449
MUNICIPAL BONDS–0.01%
New York State Dormitory Authority Series D 5.60% 3/15/40	1,363	1,365
Ohio State University Series A 4.80% 6/1/11	98,000	81,374
Port Authority of New York & New Jersey 5.65% 11/1/40	130,000	136,363
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	275,000	277,159
Total Municipal Bonds (Cost $503,302)		496,261
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES–8.85%
American Credit Acceptance Receivables Trust Series 2023-4 Class C 6.99% 9/12/30	699,822	$701,909
AMSR Trust
Series 2021-SFR1 Class D 2.60% 6/17/38	5,059,000	4,768,444
Series 2022-SFR3 Class E2 4.00% 10/17/39	1,000,000	980,209
Series 2023-SFR2 Class E2 3.95% 6/17/40	2,000,000	1,902,745
Aqua Finance Issuer Trust Series 2025-B Class B 5.04% 5/17/51	3,114,435	3,104,782
Aqua Finance Trust Series 2021-A Class B 2.40% 7/17/46	3,782,139	3,494,686
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A Class A 5.36% 6/20/30	2,642,000	2,682,030
Series 2025-2A Class A 5.12% 8/20/31	2,000,000	2,014,366
Bastion Funding I LLC Series 2023-1A Class A2 7.12% 4/25/38	1,548,840	1,554,954
BG Beta I Ltd. 6.28% 7/16/54	2,605,500	2,604,395
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	555,745	527,030
Bridge Trust
Series 2024-SFR1 Class C 4.30% 8/17/40	875,000	853,814
Series 2024-SFR1 Class D 4.30% 8/17/40	1,526,000	1,478,750
Bridgecrest Lending Auto Securitization Trust
Series 2024-1 Class C 5.65% 4/16/29	2,163,175	2,173,311
Series 2024-3 Class C 5.70% 7/16/29	2,255,000	2,266,593
Series 2025-3 Class D 5.27% 5/15/31	4,500,000	4,502,442
BXG Receivables Note Trust Series 2022-A Class C 5.35% 9/28/37	240,800	239,864
CarMax Auto Owner Trust Series 2023-4 Class A3 6.00% 7/17/28	205,338	206,764
CarMax Select Receivables Trust Series 2025-A Class C 5.46% 7/15/31	8,100,000	8,192,378
Cars Net Lease Mortgage Notes Series 2020-1A Class A3 3.10% 12/15/50	155,600	144,751
Carvana Auto Receivables Trust
Series 2023-P3 Class A3 5.82% 8/10/28	52,817	52,961
LVIP JPMorgan Core Bond Fund-32

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust (continued)
Series 2023-P4 Class A4 6.16% 9/10/29	631,000	$643,235
Cascade MH Asset Trust Series 2021-MH1 Class A1 1.75% 2/25/46	507,489	462,479
φCFIN Issuer LLC Series 2022-RTL1 Class AA 4.75% 2/16/26	87,782	87,154
Cherry Securitization Trust Series 2025-1A Class A 6.13% 11/15/32	1,300,000	1,312,394
Consumer Portfolio Services Auto Trust Series 2025-B Class C 5.12% 7/15/31	4,290,000	4,305,292
Continental Finance Credit Card ABS Master Trust Series 2025-A Class A 5.40% 12/17/35	7,280,000	7,246,950
CoreVest American Finance Trust
Series 2019-2 Class D 4.22% 6/15/52	500,000	479,774
Series 2019-3 Class B 3.16% 10/15/52	700,000	673,348
Series 2020-3 Class B 2.20% 8/15/53	805,920	743,831
•Countrywide Asset-Backed Certificates Trust
Series 2004-1 Class 3A 4.32% (1 mo. USD Term SOFR + 0.67%) 4/25/34	1,056	1,006
Series 2004-1 Class M1 4.51% (1 mo. USD Term SOFR + 0.86%) 3/25/34	2,488	2,616
CPS Auto Receivables Trust
Series 2022-D Class C 7.69% 1/16/29	185,192	185,817
Series 2023-D Class C 7.17% 1/15/30	2,078,392	2,090,846
Credit Acceptance Auto Loan Trust
Series 2023-3A Class A 6.39% 8/15/33	3,008	3,011
Series 2024-1A Class C 6.71% 7/17/34	3,910,000	3,961,787
Series 2025-1A Class C 5.71% 7/16/35	4,535,000	4,552,319
Series 2025-2A Class B 4.87% 1/15/36	4,235,000	4,205,372
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I Class 2A 3.88% (1 mo. USD Term SOFR + 0.25%) 1/15/37	306,307	296,271
Diamond Infrastructure Funding LLC Series 2021-1A Class A 1.76% 4/15/49	2,280,000	2,244,252
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Diversified ABS Phase VIII LLC Series 2024-1A Class A1 7.08% 5/30/44	1,115,497	$1,128,392
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I 2.66% 4/25/51	3,709,115	3,523,644
DP Lion Holdco LLC Series 2023-1A Class A 8.24% 11/30/43	1,387,334	1,420,296
Drive Auto Receivables Trust Series 2025-1 Class D 5.41% 9/15/32	5,400,000	5,419,524
DT Auto Owner Trust
Series 2022-3A Class D 8.14% 7/17/28	506,758	514,657
Series 2023-2A Class C 5.79% 2/15/29	100,223	100,303
Exeter Automobile Receivables Trust
Series 2022-6A Class D 8.03% 4/6/29	930,452	942,655
Series 2023-5A Class C 6.85% 1/16/29	1,180,302	1,188,726
Series 2024-2A Class D 5.92% 2/15/30	4,241,000	4,294,302
Series 2025-2A Class D 5.89% 7/15/31	8,100,000	8,226,476
Series 2025-4A Class D 5.23% 1/15/32	6,400,000	6,379,894
Series 2025-5A Class D 5.16% 3/15/32	2,699,000	2,685,484
FHF Issuer Trust Series 2023-2A Class A2 6.79% 10/15/29	419,397	421,825
•Fig Six Trust Series 2026-PF1 Class A 5.76% 8/25/56	2,053,000	2,058,943
First Investors Auto Owner Trust Series 2023-1A Class C 6.81% 12/17/29	4,000,000	4,070,150
FirstKey Homes Trust
Series 2021-SFR1 Class E1 2.39% 8/17/38	5,142,000	5,121,685
Series 2021-SFR1 Class E2 2.49% 8/17/38	5,500,000	5,477,564
Series 2022-SFR3 Class C 4.50% 7/17/38	784,000	782,351
•FMC GMSR Issuer Trust
Series 2020-GT1 Class A 4.45% 1/25/28	1,500,000	1,477,458
Series 2021-GT1 Class A 3.62% 7/25/26	4,200,000	4,039,473
Series 2021-GT2 Class A 3.85% 10/25/26	3,050,000	2,933,160
Series 2024-SAT1 Class A 6.50% 3/26/27	5,675,000	5,699,681
Ford Credit Auto Owner Trust Series 2024-B Class A3 5.10% 4/15/29	956,572	961,904
LVIP JPMorgan Core Bond Fund-33

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Foundation Finance Trust Series 2023-2A Class D 9.10% 6/15/49	2,168,674	$2,287,371
FW Energy Asset Issuer LLC
7.15% 8/25/44	2,865,854	2,893,939
8.11% 8/25/44	909,284	916,204
GLS Auto Receivables Issuer Trust
Series 2023-3A Class C 6.01% 5/15/29	273,383	274,313
Series 2024-2A Class C 6.03% 2/15/30	4,545,000	4,589,111
Series 2025-1A Class D 5.61% 11/15/30	5,000,000	5,053,671
Series 2025-2A Class C 5.11% 1/15/31	5,600,000	5,623,151
Series 2025-3A Class D 5.16% 6/16/31	2,970,000	2,953,222
GLS Auto Select Receivables Trust Series 2023-2A Class A3 6.38% 2/15/29	3,602,559	3,623,258
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1 5.13% 3/15/29	2,514,000	2,527,988
Goodgreen Trust
Series 2017-1A Class A 3.74% 10/15/52	21,702	20,065
Series 2017-2A Class A 3.26% 10/15/53	89,915	80,741
Series 2019-2A Class A 2.76% 4/15/55	170,302	146,447
GoodLeap Home Improvement Solutions Trust
Series 2025-3A Class A 5.00% 10/20/49	4,743,536	4,680,881
Series 2026-1A Class A 5.31% 12/20/49	6,968,911	6,921,031
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS Class A 2.70% 1/20/49	996,812	865,549
Hardee's Funding LLC Series 2021-1A Class A2 2.87% 6/20/51	2,194,500	2,054,993
HERO Funding Trust
Series 2016-3A Class A1 3.08% 9/20/42	12,817	11,977
Series 2017-1A Class A2 4.46% 9/20/47	44,633	42,214
Series 2017-3A Class A2 3.95% 9/20/48	58,025	54,075
Hertz Vehicle Financing III LP Series 2021-2A Class C 2.52% 12/27/27	1,840,000	1,826,548
Hilton Grand Vacations Trust
Series 2025-2A Class B 4.73% 5/25/44	2,109,522	2,092,008
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust (continued)
Series 2026-1A Class B 5.01% 2/25/43	2,482,614	$2,478,332
Home Partners of America Trust Series 2020-2 Class E 3.08% 1/17/41	795,214	747,393
Huntington Bank Auto Credit-Linked Notes Series 2025-2 Class B1 4.84% 9/20/33	6,017,086	5,999,515
John Deere Owner Trust Series 2023-B Class A4 5.11% 5/15/30	1,100,000	1,105,294
Jonah Energy ABS II LLC Series 2022-1 Class A1 7.20% 12/10/37	211,796	212,972
Lending Funding Trust
Series 2020-2A Class A 2.32% 4/21/31	468,617	464,446
Series 2020-2A Class C 4.30% 4/21/31	1,000,000	985,746
Lendmark Funding Trust Series 2021-1A Class B 2.47% 11/20/31	4,600,000	4,396,531
•Long Beach Mortgage Loan Trust Series 2004-1 Class M1 4.51% (1 mo. USD Term SOFR + 0.86%) 2/25/34	12,766	12,692
Merchants Fleet Funding LLC Series 2023-1A Class A 7.21% 5/20/36	563,167	564,520
Mercury Financial Credit Card Master Trust Series 2026-1A Class A 5.34% 2/20/32	7,550,000	7,490,972
MVW LLC
Series 2023-1A Class C 6.54% 10/20/40	470,909	479,092
Series 2023-2A Class C 7.06% 11/20/40	638,432	652,567
Series 2026-1A Class B 4.97% 3/20/43	2,100,556	2,085,223
•Navient Student Loan Trust Series 2016-3A Class A3 5.09% (30 day USD SOFR Average + 1.46%) 6/25/65	800,911	814,024
New Residential Mortgage Loan Trust Series 2022-SFR1 Class D 3.30% 2/17/39	1,375,000	1,356,993
NMABS Issuer I LLC Series 2025-1A Class A 5.14% 11/22/55	6,530,462	6,337,226
NP SPE X LP Series 2021-1A Class A1 2.23% 3/19/51	1,683,946	1,471,634
LVIP JPMorgan Core Bond Fund-34

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1 Class A 3.47% 11/25/26	393,239	$389,766
Octane Receivables Trust Series 2022-2A Class D 7.70% 2/20/30	1,400,000	1,418,146
OneMain Direct Auto Receivables Trust Series 2023-1A Class D 7.07% 2/14/33	682,000	696,886
Oportun Issuance Trust Series 2021-C Class A 2.18% 10/8/31	276,361	272,588
PEAC Solutions Receivables LLC Series 2024-1A Class A3 5.64% 11/20/30	2,500,000	2,529,842
Porsche Innovative Lease Owner Trust Series 2024-1A Class A3 4.67% 11/22/27	980,372	981,678
PowerPay Issuance Trust Series 2025-1A Class A 5.23% 11/18/41	4,221,770	4,193,145
Progress Residential Trust
Series 2022-SFR2 Class A 2.95% 4/17/27	512,806	505,888
Series 2022-SFR2 Class E1 4.55% 4/17/27	2,700,000	2,677,659
Series 2025-SFR3 Class B 3.39% 7/17/42	3,690,000	3,428,965
Series 2026-SFR2 Class B 4.32% 5/17/43	3,945,000	3,756,452
Renew Financial Series 2017-1A Class A 3.67% 9/20/52	23,530	21,624
Research-Driven Pagaya Motor Asset Trust Series 2026-2A Class A3 5.38% 2/26/35	7,500,000	7,509,223
Santander Drive Auto Receivables Trust
Series 2022-4 Class C 5.00% 11/15/29	1,670,768	1,674,109
Series 2022-5 Class D 5.67% 12/16/30	4,571,134	4,591,324
Series 2022-6 Class D 5.69% 2/18/31	5,434,970	5,464,715
Series 2023-6 Class C 6.40% 3/17/31	2,200,000	2,250,254
Series 2024-2 Class D 6.28% 8/15/31	2,249,000	2,296,732
Series 2024-3 Class D 5.97% 10/15/31	5,055,000	5,132,828
Series 2025-1 Class D 5.43% 3/17/31	672,000	678,033
Series 2025-4 Class D 4.95% 1/15/32	2,215,000	2,203,881
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
SCF Equipment Leasing LLC
Series 2023-1A Class A3 6.17% 5/20/32	567,447	$568,979
Series 2023-1A Class C 6.77% 8/22/33	3,815,000	3,912,155
Series 2024-1A Class C 5.82% 9/20/32	2,558,000	2,591,311
Series 2025-1A Class D 5.88% 11/20/35	1,032,000	1,039,095
Sierra Timeshare Receivables Funding LLC Series 2025-1A Class B 5.10% 1/21/42	1,928,900	1,926,402
•SLM Private Credit Student Loan Trust
Series 2005-B Class A4 4.26% (3 mo. USD Term SOFR + 0.59%) 6/15/39	328,210	323,740
Series 2006-A Class A5 4.22% (3 mo. USD Term SOFR + 0.55%) 6/15/39	342,990	335,393
SMB Private Education Loan Trust
Series 2020-A Class A2A 2.23% 9/15/37	209,851	204,197
Series 2021-C Class APT1 1.39% 1/15/53	1,100,903	1,005,134
Series 2021-C Class B 2.30% 1/15/53	262,272	255,249
Series 2022-C Class A1A 4.48% 5/16/50	2,013,250	1,985,324
Stream Innovations Issuer Trust Series 2026-1A Class A 4.78% 8/15/46	8,492,448	8,358,481
Toyota Auto Receivables Owner Trust Series 2024-B Class A3 5.33% 1/16/29	1,646,850	1,657,432
Tricon American Homes Trust Series 2020-SFR2 Class E1 2.73% 11/17/39	2,426,000	2,336,339
Tricon Residential Trust Series 2022-SFR1 Class D 4.75% 4/17/39	459,000	455,596
Triumph Rail Holdings LLC Series 2021-2 Class A 2.15% 6/19/51	1,229,279	1,197,714
Truist Bank Auto Credit-Linked Notes Series 2026-1 Class B 5.07% 6/26/34	4,839,000	4,831,763
U.S. Small Business Administration
Series 2019-20D Class 1 2.98% 4/1/39	145,316	135,238
Series 2019-25G Class 1 2.69% 7/1/44	274,264	243,723
UPX HIL Issuer Trust Series 2025-1 Class A 5.16% 1/25/47	5,599,439	5,553,787
LVIP JPMorgan Core Bond Fund-35

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Verizon Master Trust Series 2024-3 Class A1A 5.34% 4/22/30	1,473,000	$1,485,473
VFI ABS LLC Series 2025-1A Class B 4.97% 12/24/30	1,715,000	1,704,062
VM Debt Trust Series 2019-1 7.46% 7/18/27	1,000,000	956,159
Volkswagen Auto Lease Trust Series 2024-A Class A3 5.21% 6/21/27	1,496,464	1,498,782
φVOLT XCV LLC Series 2021-NPL4 Class A1 6.24% 3/27/51	3,669	3,670
Wendy's Funding LLC Series 2021-1A Class A2I 2.37% 6/15/51	1,717,684	1,585,897
Westlake Automobile Receivables Trust Series 2023-3A Class C 6.02% 9/15/28	708,307	710,870
Total Non-Agency Asset-Backed Securities (Cost $329,986,703)		333,543,111
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.24%
•Agate Bay Mortgage Trust Series 2015-1 Class B1 3.61% 1/25/45	23,663	23,267
Anchor Mortgage Trust
• 8.23% 3/25/31	2,987,222	2,993,861
φSeries 2025-RTL1 Class A1 5.72% 5/25/40	3,055,000	3,053,685
Angel Oak Mortgage Trust
•Series 2021-7 Class A3 2.34% 10/25/66	474,667	416,970
Series 2022-3 Class A1 5.00% 1/25/67	1,100,564	1,067,795
φArchwest Mortgage Trust Series 2026-RTL1 Class A1 5.44% 4/25/41	6,085,000	6,050,491
~^Banc of America Alternative Loan Trust Series 2004-6 Class 15 0.00% 7/25/34	1,327	736
Banc of America Funding Trust
~^Series 2004-1 0.00% 3/25/34	4,207	3,238
Series 2005-6 Class 2A7 5.50% 10/25/35	37,200	33,734
~^Series 2005-7 Class 30 0.00% 11/25/35	3,941	3,636
•Bear Stearns ARM Trust
Series 2003-7 Class 3A 6.24% 10/25/33	2,557	2,567
Series 2006-1 Class A1 5.95% (1 yr. CMT + 2.25%) 2/25/36	16,997	16,407
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Brean Asset-Backed Securities Trust
Series 2025-RM12 Class A1 4.50% 7/25/65	4,473,372	$4,342,723
Series 2026-RM15 Class A1 4.25% 4/25/66	3,860,000	3,702,540
CHL Mortgage Pass-Through Trust
♦•Series 2004-7 Class 2A1 4.90% 6/25/34	7,203	6,663
♦•Series 2004-HYB1 Class 2A 4.82% 5/20/34	4,099	3,739
♦•Series 2004-HYB3 Class 2A 4.44% 6/20/34	4,502	4,179
♦Series 2005-16 Class A23 5.50% 9/25/35	21,672	12,659
♦•Series 2005-22 Class 2A1 4.62% 11/25/35	41,937	35,221
•CIM Trust Series 2021-R6 Class A1 1.43% 7/25/61	507,950	464,121
Citigroup Global Markets Mortgage Securities VII, Inc.
•Series 2003-HYB1 Class A 6.74% 9/25/33	1,819	1,802
~^Series 2003-UP2 Class 1 0.00% 12/25/18	42	41
•Citigroup Mortgage Loan Trust, Inc. Series 2005-1 Class 2A1A 3.09% 2/25/35	25,653	21,765
Countrywide Alternative Loan Trust
Series 2004-2CB Class 1A9 5.75% 3/25/34	246,715	247,870
*•Series 2005-20CB Class 3A8 0.99% (4.64% minus 1 mo. USD Term SOFR) 7/25/35	100,091	3,404
*•Series 2005-22T1 Class A2 1.31% (4.96% minus 1 mo. USD Term SOFR) 6/25/35	242,475	14,171
Series 2005-28CB Class 1A4 5.50% 8/25/35	125,235	107,664
Series 2005-54CB Class 1A11 5.50% 11/25/35	46,066	33,463
CSMC Trust
•Series 2018-J1 Class A2 3.50% 2/25/48	2,259,492	2,026,569
•Series 2020-RPL4 Class A1 2.00% 1/25/60	612,128	549,189
•Series 2021-AFC1 Class A1 0.83% 3/25/56	492,214	402,677
•Series 2021-AFC1 Class A3 1.17% 3/25/56	669,269	555,629
•Series 2021-NQM3 Class A3 1.63% 4/25/66	1,183,998	1,061,400
•Series 2021-NQM7 Class A1 1.76% 10/25/66	406,952	357,158
•Series 2021-NQM8 Class A1 2.84% 10/25/66	2,172,864	1,983,476
Series 2021-RPL2 Class A1 2.00% 1/25/60	386,301	337,797
LVIP JPMorgan Core Bond Fund-36

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CSMC Trust (continued)
•Series 2021-RPL6 Class A1 2.00% 10/25/60	755,287	$681,314
•Series 2022-NQM1 Class A1 3.27% 11/25/66	2,264,284	2,056,434
•Deephaven Residential Mortgage Trust Series 2022-1 Class A1 2.21% 1/25/67	1,423,540	1,309,850
•Ellington Financial Mortgage Trust Series 2021-2 Class A1 0.93% 6/25/66	575,003	485,077
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8 Class 1A19 5.50% 11/25/35	45,185	17,800
•Galton Funding Mortgage Trust Series 2017-1 Class A22 3.00% 7/25/56	78,262	69,022
φGCAT Trust Series 2020-NQM1 Class A3 3.55% 1/25/60	535,113	529,880
•GMACM Mortgage Loan Trust Series 2005-AR3 Class 3A4 4.01% 6/19/35	18,153	17,052
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 Class A2 2.50% 1/25/52	793,466	654,672
Series 2021-PJ8 Class A2 2.50% 1/25/52	1,092,062	901,037
Series 2021-PJ9 Class A2 2.50% 2/26/52	1,244,045	1,026,434
GSR Mortgage Loan Trust
Series 2004-13F Class 3A3 6.00% 11/25/34	6,563	6,363
Series 2004-6F Class 1A2 5.00% 5/25/34	10,585	10,173
Series 2004-6F Class 3A4 6.50% 5/25/34	32,047	32,268
•Impac CMB Trust Series 2007-A Class A 4.26% (1 mo. USD Term SOFR + 0.61%) 5/25/37	641,716	618,180
•Impac Secured Assets Trust Series 2006-1 Class 2A1 4.46% (1 mo. USD Term SOFR + 0.81%) 5/25/36	3,655	3,568
•JP Morgan Mortgage Trust
Series 2006-A2 Class 5A3 6.31% 11/25/33	2,942	2,867
Series 2015-1 Class B2 5.01% 12/25/44	56,801	56,169
Series 2015-4 Class B1 3.51% 6/25/45	86,773	80,496
Series 2015-5 Class B2 5.19% 5/25/45	767	753
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2015-6 Class B3 3.51% 10/25/45	78,825	$69,347
Series 2017-1 Class B3 3.44% 1/25/47	280,133	254,791
Series 2017-5 Class A2 4.73% 10/26/48	2,312,843	2,306,196
Series 2018-4 Class A1 3.50% 10/25/48	268,373	239,796
Series 2020-2 Class A3 3.50% 7/25/50	30,995	27,502
Series 2020-7 Class A3 3.00% 1/25/51	143,167	122,533
Series 2021-1 Class A3 2.50% 6/25/51	246,006	202,974
Series 2021-10 Class A3 2.50% 12/25/51	527,580	435,295
Series 2021-11 Class A3 2.50% 1/25/52	889,247	734,810
Series 2021-12 Class A3 2.50% 2/25/52	1,149,627	948,532
Series 2021-13 Class A3 2.50% 4/25/52	1,166,107	959,943
•MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1 6.02% 4/21/34	3,494	3,465
MASTR Alternative Loan Trust
Series 2003-9 Class 8A1 6.00% 1/25/34	15,981	15,225
Series 2004-4 Class 10A1 5.00% 5/25/24	6,421	1,905
Series 2004-6 Class 7A1 6.00% 7/25/34	32,069	31,638
~^Series 2004-7 Class 30 0.00% 8/25/34	2,589	1,926
Series 2004-8 Class 6A1 5.50% 9/25/19	14	14
MASTR Asset Securitization Trust
Series 2003-11 Class 9A6 5.25% 12/25/33	26,425	25,886
~^Series 2003-12 Class 15 0.00% 12/25/18	75	0
~^Series 2004-6 Class 15 0.00% 7/25/19	82	81
~^MASTR Resecuritization Trust Series 2005-PO Class 3 0.00% 5/28/35	3,630	2,887
•MFA Trust Series 2020-NQM1 Class A3 3.30% 8/25/49	195,686	190,335
•MOO Securitization Trust Series 2026-RM2 Class A1A 4.75% 6/25/66	3,805,000	3,674,317
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 Class A2A 2.50% 12/25/50	341,082	281,518
LVIP JPMorgan Core Bond Fund-37

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Morgan Stanley Residential Mortgage Loan Trust (continued)
Series 2021-1 Class A2 2.50% 3/25/51	241,101	$198,927
Series 2021-4 Class A3 2.50% 7/25/51	251,477	207,488
Series 2021-5 Class A3 2.50% 8/25/51	785,045	647,724
•NACC Reperforming Loan REMICS Trust Series 2004-R2 Class A1 6.50% 10/25/34	11,043	8,774
•New Residential Mortgage Loan Trust
Series 2014-2A Class A3 3.75% 5/25/54	385,332	365,605
Series 2015-1A Class A3 3.75% 5/28/52	211,807	202,160
Series 2015-2A Class A1 3.75% 8/25/55	1,247,977	1,196,956
Series 2015-2A Class A2 3.75% 8/25/55	710,527	680,559
Series 2016-3A Class A1B 3.25% 9/25/56	407,254	382,206
Series 2016-3A Class B1 4.00% 9/25/56	1,491,929	1,451,711
Series 2016-4A Class B2 4.58% 11/25/56	918,017	890,318
Series 2017-1A Class A1 4.00% 2/25/57	975,628	938,612
Series 2017-2A Class B2 4.75% 3/25/57	816,190	803,918
Series 2017-4A Class A1 4.00% 5/25/57	945,795	905,263
Series 2017-6A Class A1 4.00% 8/27/57	2,085,071	1,999,674
Series 2022-NQM2 Class A1 3.85% 3/27/62	2,283,720	2,150,282
•OBX Trust
Series 2021-NQM2 Class A1 1.10% 5/25/61	424,490	347,315
Series 2021-NQM3 Class A1 1.05% 7/25/61	598,884	497,381
Series 2021-NQM4 Class A1 1.96% 10/25/61	1,410,335	1,197,867
Series 2022-NQM1 Class A1 2.31% 11/25/61	2,133,129	1,911,876
*PHH Alternative Mortgage Trust Series 2007-2 Class 2X 6.00% 5/25/37	47,097	8,795
•PRKCM Trust Series 2021-AFC2 Class A1 2.07% 11/25/56	609,803	539,754
•RCKT Mortgage Trust
Series 2021-1 Class A1 2.50% 3/25/51	251,793	207,749
Series 2021-4 Class A1 2.50% 9/25/51	1,197,332	987,892
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•RCKT Mortgage Trust (continued)
Series 2021-6 Class A1 2.50% 12/25/51	530,758	$437,916
φRoc Mortgage Trust Series 2025-RTL1 Class A1 5.63% 2/25/40	3,000,000	3,006,224
SACO I, Inc. Series 1997-2 Class 1A5 7.00% 8/25/36	724	655
•Sequoia Mortgage Trust Series 2020-4 Class A2 2.50% 11/25/50	208,077	171,355
•SG Residential Mortgage Trust Series 2022-1 Class A1 3.95% 3/27/62	2,204,247	2,096,549
φToorak Mortgage Trust Series 2025-RRTL1 Class A1 5.52% 2/25/40	4,205,000	4,208,609
Towd Point Mortgage Trust
•Series 2016-3 Class B1 4.07% 4/25/56	850,000	837,730
•Series 2017-6 Class M1 3.25% 10/25/57	1,610,000	1,505,299
•Series 2018-1 Class A1 3.00% 1/25/58	163	163
•Series 2019-HY2 Class M2 5.66% (1 mo. USD Term SOFR + 2.01%) 5/25/58	950,000	959,052
•Series 2021-R1 Class A1 2.92% 11/30/60	1,201,736	1,076,592
Series 2022-4 Class A1 3.75% 9/25/62	1,830,436	1,723,508
Vendee Mortgage Trust
Series 1997-1 Class 2Z 7.50% 2/15/27	4,772	4,776
Series 1998-1 Class 2E 7.00% 3/15/28	3,192	3,198
♦•WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8 Class A 5.12% 8/25/33	1,583	1,505
Series 2003-AR9 Class 1A6 5.27% 9/25/33	8,637	8,106
Series 2004-AR3 Class A2 4.89% 6/25/34	2,746	2,526
Series 2005-AR13 Class A1A1 4.34% (1 mo. USD Term SOFR + 0.69%) 10/25/45	476,957	454,225
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
*♦•Series 2005-2 Class 1A4 1.29% (4.94% minus 1 mo. USD Term SOFR) 4/25/35	207,075	7,506
*♦•Series 2005-2 Class 2A3 1.24% (4.89% minus 1 mo. USD Term SOFR) 4/25/35	62,139	2,046
LVIP JPMorgan Core Bond Fund-38

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust (continued)
*♦Series 2005-3 Class CX 5.50% 5/25/35	65,899	$11,632
♦Series 2005-4 Class CB7 5.50% 6/25/35	48,554	44,498
♦Series 2005-6 Class 2A4 5.50% 8/25/35	12,934	11,077
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 Class A1 3.00% 12/25/49	49,606	42,556
Total Non-Agency Collateralized Mortgage Obligations (Cost $81,938,321)		84,378,741
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.45%
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A 5.04% (30 day USD SOFR Average + 1.45%) 1/15/37	407,686	407,686
•AREIT Trust Series 2022-CRE6 Class A 4.86% (30 day USD SOFR Average + 1.25%) 1/20/37	370,452	370,756
•BAHA Trust Series 2024-MAR Class A 6.17% 12/10/41	5,541,000	5,636,867
•BAMLL Re-REMICS Trust Series 2024-FRR3 Class B 1.39% 1/27/50	6,000,000	5,839,306
Bank
•Series 2017-BNK5 Class B 3.90% 6/15/60	354,000	345,860
Series 2017-BNK7 Class A5 3.44% 9/15/60	1,509,000	1,484,314
•Series 2018-BN14 Class C 4.77% 9/15/60	1,640,000	1,499,269
Series 2019-BN20 Class A3 3.01% 9/15/62	534,000	504,124
Series 2019-BN21 Class A5 2.85% 10/17/52	1,088,000	1,024,037
Series 2020-BN25 Class A5 2.65% 1/15/63	3,467,000	3,204,157
•Series 2022-BNK40 Class B 3.50% 3/15/64	767,000	678,146
BBCMS Mortgage Trust Series 2020-C7 Class A5 2.04% 4/15/53	1,610,000	1,449,149
Benchmark Mortgage Trust
Series 2020-B17 Class A5 2.29% 3/15/53	2,037,000	1,831,150
Series 2020-B19 Class A5 1.85% 9/15/53	2,610,000	2,319,596
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2020-B20 Class A5 2.03% 10/15/53	1,915,000	$1,694,880
Series 2020-B22 Class A5 1.97% 1/15/54	2,110,000	1,855,165
Series 2021-B24 Class A5 2.58% 3/15/54	575,000	516,023
Series 2021-B25 Class A5 2.58% 4/15/54	1,225,000	1,096,304
•Series 2022-B32 Class B 3.20% 1/15/55	780,000	654,869
•Series 2022-B32 Class C 3.57% 1/15/55	953,000	725,099
•Series 2022-B33 Class B 3.73% 3/15/55	386,000	335,615
•Series 2022-B33 Class C 3.73% 3/15/55	386,000	308,166
•Series 2022-B34 Class A5 3.79% 4/15/55	410,000	378,961
•Series 2022-B35 Class A5 4.59% 5/15/55	1,321,000	1,276,451
•Series 2022-B36 Class A5 4.47% 7/15/55	691,000	669,519
•BMO Mortgage Trust Series 2022-C1 Class A5 3.37% 2/15/55	308,000	283,268
BX Trust
Series 2019-OC11 Class A 3.20% 12/9/41	870,000	820,092
•Series 2022-LBA6 Class A 4.63% (1 mo. USD Term SOFR + 1.00%) 1/15/39	1,680,000	1,679,475
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A5 3.79% 5/15/52	1,411,000	1,371,103
Series 2019-CF2 Class A5 2.87% 11/15/52	516,000	486,153
Series 2019-CF3 Class A4 3.01% 1/15/53	1,140,000	1,063,236
CD Mortgage Trust
Series 2016-CD1 Class A4 2.72% 8/10/49	1,180,157	1,166,599
Series 2016-CD2 Class A3 3.25% 11/10/49	260,999	259,954
Series 2019-CD8 Class A4 2.91% 8/15/57	1,393,000	1,303,727
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3 3.84% 12/10/54	615,000	612,292
Citigroup Commercial Mortgage Trust
Series 2016-P6 Class A4 3.46% 12/10/49	223,286	222,504
Series 2017-C4 Class A4 3.47% 10/12/50	1,642,000	1,613,670
Series 2019-C7 Class A4 3.10% 12/15/72	1,032,000	975,064
LVIP JPMorgan Core Bond Fund-39

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2020-555 Class A 2.65% 12/10/41	581,000	$525,846
CSMC Trust
Series 2014-USA Class A2 3.95% 9/15/37	885,000	818,160
Series 2014-USA Class B 4.18% 9/15/37	5,620,000	4,914,762
Series 2014-USA Class D 4.37% 9/15/37	100,000	83,180
•CSTL Commercial Mortgage Trust Series 2025-GATE2 Class C 5.32% 11/10/42	1,470,000	1,438,071
DB-JPM Mortgage Trust
Series 2020-C9 Class A5 1.93% 8/15/53	975,000	869,917
Series 2020-C9 Class B 2.57% 8/15/53	282,000	241,847
Grace Trust Series 2020-GRCE Class A 2.35% 12/10/40	807,000	719,328
•GS Mortgage Securities Corp. Trust
Series 2013-PEMB Class A 3.67% 3/5/33	3,810,000	3,143,664
Series 2021-ROSS Class A 5.04% (1 mo. USD Term SOFR + 1.41%) 6/15/36	2,970,000	2,851,256
GS Mortgage Securities Trust
Series 2017-GS6 Class A3 3.43% 5/10/50	1,291,000	1,280,787
Series 2019-GC42 Class A4 3.00% 9/10/52	1,733,000	1,635,494
Series 2020-GC47 Class A5 2.38% 5/12/53	1,235,000	1,131,392
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1 Class A5 3.91% 1/15/49	157,633	154,470
Series 2016-JP2 Class A4 2.82% 8/15/49	134,402	133,727
•Series 2020-MKST Class D 5.74% (1 mo. USD Term SOFR + 2.11%) 12/15/36	5,130,000	25,650
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 Class A4 3.14% 6/15/49	558,853	546,903
Series 2016-C4 Class A3 3.14% 12/15/49	496,301	492,083
Series 2017-C7 Class A5 3.41% 10/15/50	366,000	359,596
•Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class C 4.38% 2/15/46	274,254	265,019
Morgan Stanley Capital I Trust Series 2019-L3 Class A4 3.13% 11/15/52	555,000	524,578
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MRCD Mortgage Trust
Series 2019-PARK Class A 2.72% 12/15/36	740,000	$669,366
Series 2019-PARK Class D 2.72% 12/15/36	987,000	737,062
•MTN Commercial Mortgage Trust Series 2026-LPFX Class A 5.15% 5/15/43	7,500,000	7,478,798
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME Class A 3.05% 8/15/36	5,440,000	5,015,910
*•Series 2019-FAME Class XA 1.50% 8/15/36	32,225,000	684,478
ROCK Trust Series 2024-CNTR Class A 5.39% 11/13/41	1,500,000	1,515,300
SBALR Commercial Mortgage Trust Series 2020-RR1 Class A3 2.83% 2/13/53	768,106	652,179
SLG Office Trust Series 2021-OVA Class A 2.59% 7/15/41	2,020,000	1,800,204
•SMRT Commercial Mortgage Trust Series 2022-MINI Class A 4.63% (1 mo. USD Term SOFR + 1.00%) 1/15/39	1,740,000	1,739,456
VLS Commercial Mortgage Trust Series 2020-LAB Class A 2.13% 10/10/42	1,530,000	1,304,989
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 Class A3 2.65% 8/15/49	140,335	140,081
*•Series 2016-BNK1 Class XA 1.89% 8/15/49	1,304,961	59
*•Series 2016-C36 Class XA 1.22% 11/15/59	17,499,485	31,091
Series 2020-C58 Class A4 2.09% 7/15/53	284,000	253,123
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $92,445,504)		92,140,432
ΔSOVEREIGN BONDS–0.83%
India—0.03%
Export-Import Bank of India 3.38% 8/5/26	990,000	988,938
		988,938
Luxembourg—0.15%
Eagle Funding Luxco SARL 5.50% 8/17/30	5,604,000	5,626,696
		5,626,696
LVIP JPMorgan Core Bond Fund-40

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico—0.59%
Mexico Government International Bonds
2.66% 5/24/31	283,000	$249,365
3.50% 2/12/34	5,067,000	4,314,551
4.40% 2/12/52	685,000	489,775
5.38% 3/22/33	7,013,000	6,852,052
5.63% 2/9/34	2,006,000	1,973,904
5.85% 7/2/32	2,127,000	2,147,845
6.00% 5/13/30	993,000	1,017,775
6.25% 8/27/37	2,379,000	2,379,701
6.63% 1/29/38	1,338,000	1,369,443
6.88% 5/13/37	1,476,000	1,546,553
		22,340,964
Panama—0.04%
Panama Government International Bonds 5.23% 2/23/34	1,615,000	1,587,222
		1,587,222
Poland—0.02%
Republic of Poland Government International Bonds 5.50% 3/18/54	921,000	871,759
		871,759
Total Sovereign Bonds (Cost $31,385,556)		31,415,579
SUPRANATIONAL BANK–0.01%
Africa Finance Corp. 5.55% 10/8/29	512,000	516,661
Total Supranational Bank (Cost $515,889)		516,661
U.S. TREASURY OBLIGATIONS–33.76%
U.S. Treasury Bonds
1.13% 5/15/40	1,220,000	771,888
1.38% 8/15/50	17,137,000	8,406,502
1.63% 11/15/50	13,530,000	7,072,068
1.88% 2/15/51	26,123,900	14,520,194
2.00% 8/15/51	3,085,000	1,756,281
2.25% 5/15/41	4,785,000	3,488,190
2.25% 8/15/46	14,518,700	9,469,482
2.25% 8/15/49	1,095,000	681,081
2.38% 11/15/49	8,599,000	5,476,824
2.38% 5/15/51	16,350,000	10,225,137
2.50% 2/15/45	2,000,000	1,402,656
2.75% 8/15/42	1,800,000	1,374,891
2.75% 11/15/42	8,450,000	6,421,340
2.88% 5/15/43	7,470,000	5,733,225
2.88% 5/15/49	4,420,000	3,139,063
2.88% 5/15/52	3,635,000	2,514,540
3.00% 11/15/44	663,000	507,117
3.00% 11/15/45	1,430,000	1,079,818
3.00% 2/15/47	28,000	20,836
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.00% 2/15/48	2,310,000	$1,700,647
3.00% 8/15/48	530,000	388,287
3.00% 8/15/52	67,995,000	48,210,049
3.13% 11/15/41	950,000	775,846
3.13% 2/15/43	720,000	575,634
3.13% 5/15/48	176,200	132,377
3.25% 5/15/42	110,000	90,570
3.38% 5/15/44	1,000,000	815,234
3.50% 2/15/39	1,037,800	933,777
3.63% 8/15/43	2,902,000	2,472,028
3.63% 2/15/44	645,000	546,461
3.63% 5/15/53	15,170,000	12,123,556
3.75% 11/15/43	514,000	444,269
3.88% 8/15/40	11,875,000	10,833,618
3.88% 2/15/43	500,000	443,027
3.88% 5/15/43	35,110,000	31,032,577
4.00% 11/15/42	3,000,000	2,707,148
4.00% 11/15/52	1,860,000	1,591,462
4.13% 8/15/44	18,765,000	16,970,597
4.25% 5/15/39	945,000	912,885
4.38% 8/15/43	6,050,000	5,688,891
4.50% 11/15/54	140,000	130,326
4.63% 11/15/44	14,793,000	14,256,176
4.63% 11/15/45	6,007,000	5,769,536
4.63% 5/15/54	13,800,000	13,106,227
4.63% 11/15/55	51,209,000	48,720,563
5.00% 5/15/45	9,198,000	9,276,327
U.S. Treasury Inflation Indexed Notes 1.13% 1/15/33	17,346,238	16,405,783
U.S. Treasury Notes
0.88% 11/15/30	107,605,000	93,439,811
1.25% 3/31/28	2,475,000	2,354,344
1.25% 8/15/31	250,000	216,064
1.38% 11/15/31	55,772,000	48,164,351
1.63% 5/15/31	310,000	275,016
1.88% 2/15/32	2,950,000	2,602,338
2.75% 5/31/29	113,786,000	109,416,795
2.88% 5/15/32	1,630,000	1,513,289
3.13% 8/31/29	1,805,000	1,749,299
3.38% 5/15/33	37,340,000	35,267,338
3.50% 1/31/28	33,055,000	32,714,120
3.50% 1/15/29	27,616,000	27,172,634
3.50% 3/15/29	42,896,000	42,173,805
3.50% 2/28/31	1,530,000	1,485,116
3.63% 3/31/30	7,150,000	7,011,469
3.88% 11/30/27	3,000,000	2,988,164
3.88% 4/30/30	6,500,000	6,429,668
3.88% 6/30/30	35,590,000	35,178,491
3.88% 7/31/30	21,000,000	20,752,265
3.88% 3/31/31	240,000	236,587
3.88% 8/31/32	41,907,000	41,003,380
4.00% 7/31/32	59,000,000	58,147,266
4.13% 3/31/29	41,889,000	41,839,911
4.13% 10/31/29	28,840,000	28,793,811
LVIP JPMorgan Core Bond Fund-41

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.25% 1/15/28	47,970,000	$48,022,467
4.25% 1/31/30	11,026,000	11,050,119
4.38% 1/31/32	52,655,000	52,994,378
4.50% 12/31/31	745,000	754,487
4.88% 10/31/30	24,325,000	24,964,481
^U.S. Treasury Strip Coupon
0.00% 8/15/29	3,400,000	2,982,526
0.00% 8/15/30	3,465,000	2,910,832
0.00% 11/15/30	3,705,000	3,079,071
0.00% 2/15/31	9,830,000	8,082,170
0.00% 5/15/31	6,835,000	5,557,012
0.00% 8/15/31	13,355,000	10,737,888
0.00% 11/15/31	7,475,000	5,943,400
0.00% 2/15/33	400,000	300,179
0.00% 5/15/33	1,175,000	871,650
0.00% 8/15/33	100,000	73,274
0.00% 11/15/33	1,025,000	742,344
0.00% 2/15/34	775,000	554,384
0.00% 11/15/34	50,000	34,491
0.00% 2/15/35	65,000	44,289
0.00% 5/15/35	250,000	168,283
0.00% 2/15/36	23,050,000	14,944,355
0.00% 8/15/36	10,364,000	6,542,842
0.00% 11/15/36	3,263,000	2,032,824
0.00% 2/15/37	6,872,000	4,226,768
0.00% 5/15/37	6,668,000	4,045,085
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
^U.S. Treasury Strip Coupon (continued)
0.00% 8/15/37	9,613,000	$5,747,706
0.00% 2/15/38	1,194,000	694,404
0.00% 2/15/40	100,000,000	51,800,174
0.00% 11/15/40	850,000	420,190
0.00% 2/15/41	545,134	265,416
0.00% 8/15/41	3,200,000	1,513,267
0.00% 11/15/41	100,000	46,568
0.00% 11/15/43	21,405,000	8,853,579
0.00% 8/15/44	25,700,000	10,244,791
0.00% 5/15/45	5,356,000	2,034,548
0.00% 11/15/49	24,295,000	7,328,987
Total U.S. Treasury Obligations (Cost $1,293,191,331)		1,272,649,572

	Number of Shares
MONEY MARKET FUND–1.94%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	73,250,842	73,250,842
Total Money Market Fund (Cost $73,250,842)		73,250,842

TOTAL INVESTMENTS–99.99% (Cost $3,774,044,636)	3,769,003,098

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	326,484
NET ASSETS APPLICABLE TO 378,053,330 SHARES OUTSTANDING–100.00%	$3,769,329,582
NET ASSET VALUE PER SHARE–LVIP JPMORGAN CORE BOND FUND STANDARD CLASS ($2,769,082,618 / 276,530,173 Shares)	$10.014
NET ASSET VALUE PER SHARE–LVIP JPMORGAN CORE BOND FUND SERVICE CLASS ($1,000,246,964 / 101,523,157 Shares)	$9.852
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$3,694,350,261
Distributable earnings/(accumulated loss)	74,979,321
TOTAL NET ASSETS	$3,769,329,582

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

LVIP JPMorgan Core Bond Fund-42

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
~Principal Only - represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

^Zero coupon security.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2026.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
ΔSecurities have been classified by country of origin.

★Includes $2,377,000 cash collateral held at broker for futures contracts, $29,440,648 payable for securities purchased, $1,199,169 payable for fund shares redeemed, $109,303 other accrued expenses payable, $1,528,873 due to manager and affiliates, $252,712 variation margin due to broker on futures contracts, $36,010 payable for audit fee and $55,967 payable for fund accounting fee as of June 30, 2026.

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
360	CBOT 10 Year U.S. Treasury Notes Futures	$39,560,625	$39,264,771	9/21/26	$295,854	$—
789	CBOT 2 Year U.S. Treasury Notes Futures	162,638,789	162,690,355	9/30/26	—	(51,566)
(172)	CBOT 5 Year U.S. Treasury Notes Futures	(18,412,063)	(18,352,728)	9/30/26	—	(59,335)
156	CBOT U.S. Long Bond Futures	17,706,000	17,179,763	9/21/26	526,237	—
(468)	Ultra 10 Year U.S. Treasury Notes Futures	(52,635,375)	(52,206,477)	9/21/26	—	(428,898)
86	Ultra U.S. Treasury Bond Futures	9,989,438	9,639,301	9/21/26	350,137	—
Total Futures Contracts					$1,172,228	$(539,799)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BAMLL–Bank of America Merrill Lynch Large Loan
BMO–Bank of Montreal
CBOT–Chicago Board of Trade
CMT–Constant Maturity Treasury
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-DB–JPMorgan Deutsche Bank
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT–Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
TBA–To be announced
yr.–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-43

LVIP JPMorgan Core Bond Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Interest	$89,829,943
Dividends	709,596
90,539,539
EXPENSES:
Management fees	7,439,657
Distribution fees-Service Class	1,167,769
Shareholder servicing fees	539,375
Accounting and administration expenses	295,342
Pricing fees	102,059
Professional fees	79,308
Trustees’ fees and expenses	53,095
Custodian fees	42,253
Consulting fees	17,022
Reports and statements to shareholders	16,917
Other	33,634
Total operating expenses	9,786,431
NET INVESTMENT INCOME	80,753,108
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	1,922,944
Futures contracts	(7,008,726)
Net realized loss	(5,085,782)
Net change in unrealized appreciation (depreciation) of:
Investments	(56,706,534)
Futures contracts	1,774,648
Net change in unrealized appreciation (depreciation)	(54,931,886)
NET REALIZED AND UNREALIZED LOSS	(60,017,668)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,735,440
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Core Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$80,753,108	$137,351,290
Net realized gain (loss)	(5,085,782)	12,328,016
Net change in unrealized appreciation (depreciation)	(54,931,886)	71,847,366
Net increase in net assets resulting from operations	20,735,440	221,526,672
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(101,188,687)
Service Class	—	(29,293,532)
	—	(130,482,219)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	172,549,785	1,039,490,578
Service Class	171,651,207	345,812,316
Reinvestment of dividends and distributions:
Standard Class	—	101,188,687
Service Class	—	29,293,532
	344,200,992	1,515,785,113
Cost of shares redeemed:
Standard Class	(266,872,120)	(218,402,599)
Service Class	(62,589,722)	(107,078,920)
	(329,461,842)	(325,481,519)
Increase in net assets derived from capital share transactions	14,739,150	1,190,303,594
NET INCREASE IN NET ASSETS	35,474,590	1,281,348,047
NET ASSETS:
Beginning of period	3,733,854,992	2,452,506,945
End of period	$3,769,329,582	$3,733,854,992
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-44

LVIP JPMorgan Core Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Core Bond Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$9.956	$9.610	$9.870	$9.670	$11.34	$11.88
Income (loss) from investment operations:
Net investment income[3]	0.218	0.445	0.458	0.388	0.24	0.21
Net realized and unrealized gain (loss)	(0.160)	0.265	(0.275)	0.173	(1.66)	(0.37)
Total from investment operations	0.058	0.710	0.183	0.561	(1.42)	(0.16)
Less dividends and distributions from:
Net investment income	—	(0.364)	(0.443)	(0.361)	(0.20)	(0.22)
Net realized gain	—	—	—	—	(0.05)	(0.16)
Total dividends and distributions	—	(0.364)	(0.443)	(0.361)	(0.25)	(0.38)
Net asset value, end of period	$10.014	$9.956	$9.610	$9.870	$9.67	$11.34
Total return[4]	0.58%	7.40%	1.72%	5.91%	(12.58% )	(1.35% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,769,083	$2,846,702	$1,852,560	$1,729,106	$148,705	$172,023
Ratio of expenses to average net assets	0.46%	0.47%	0.47%	0.49%	0.53%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.46%	0.47%	0.47%	0.49%	0.55%	0.54%
Ratio of net investment income to average net assets	4.41%	4.45%	4.62%	4.07%	2.34%	1.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.41%	4.45%	4.62%	4.07%	2.32%	1.78%
Portfolio turnover	23%	23%	19%	48% [5]	60%	93%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Core Bond Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Core Bond Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-45

LVIP JPMorgan Core Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Core Bond Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$9.808	$9.476	$9.742	$9.530	$11.17	$11.72
Income (loss) from investment operations:
Net investment income[3]	0.202	0.414	0.428	0.365	0.21	0.17
Net realized and unrealized gain (loss)	(0.158)	0.261	(0.273)	0.164	(1.62)	(0.37)
Total from investment operations	0.044	0.675	0.155	0.529	(1.41)	(0.20)
Less dividends and distributions from:
Net investment income	—	(0.343)	(0.421)	(0.317)	(0.18)	(0.19)
Net realized gain	—	—	—	—	(0.05)	(0.16)
Total dividends and distributions	—	(0.343)	(0.421)	(0.317)	(0.23)	(0.35)
Net asset value, end of period	$9.852	$9.808	$9.476	$9.742	$9.53	$11.17
Total return[4]	0.45%	7.15%	1.46%	5.66%	(12.74% )	(1.66% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,000,247	$887,153	$599,947	$434,844	$321,729	$350,986
Ratio of expenses to average net assets	0.71%	0.72%	0.72%	0.74%	0.78%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.71%	0.72%	0.72%	0.74%	0.80%	0.79%
Ratio of net investment income to average net assets	4.16%	4.20%	4.37%	3.82%	2.10%	1.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.16%	4.20%	4.37%	3.82%	2.08%	1.53%
Portfolio turnover	23%	23%	19%	48% [5]	60%	93%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Core Bond Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Core Bond Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-46

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Core Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains
LVIP JPMorgan Core Bond Fund-47

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
(losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$147,447
Legal	24,535
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,753 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$1,237,206
Distribution fees payable to LFD	201,970
Shareholder servicing fees payable to Lincoln Life	89,697
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP JPMorgan Core Bond Fund-48

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$239,042,729
Purchases of U.S. government securities	627,474,396
Sales other than U.S. government securities	178,551,287
Sales of U.S. government securities	639,040,108
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$3,774,044,636
Aggregate unrealized appreciation of investments and derivatives	$50,429,328
Aggregate unrealized depreciation of investments and derivatives	(54,838,437)
Net unrealized depreciation of investments and derivatives	$(4,409,109)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Core Bond Fund-49

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$127,103,725	$—	$127,103,725
Agency Commercial Mortgage-Backed Securities	—	82,600,912	—	82,600,912
Agency Mortgage-Backed Securities	—	753,657,236	—	753,657,236
Agency Obligations	—	901,577	—	901,577
Corporate Bonds	—	916,348,449	—	916,348,449
Municipal Bonds	—	496,261	—	496,261
Non-Agency Asset-Backed Securities	—	333,543,111	—	333,543,111
Non-Agency Collateralized Mortgage Obligations	—	84,378,741	—	84,378,741
Non-Agency Commercial Mortgage-Backed Securities	—	92,140,432	—	92,140,432
Sovereign Bonds	—	31,415,579	—	31,415,579
Supranational Bank	—	516,661	—	516,661
U.S. Treasury Obligations	—	1,272,649,572	—	1,272,649,572
Money Market Fund	73,250,842	—	—	73,250,842
Total Investments	$73,250,842	$3,695,752,256	$—	$3,769,003,098
Derivatives:

Assets:
Futures Contracts	$1,172,228	$—	$—	$1,172,228
Liabilities:
Futures Contracts	$(539,799)	$—	$—	$(539,799)
There were no Level 3 investments at the end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	17,316,495	104,503,572
Service Class	17,435,309	35,087,584
Shares reinvested:
Standard Class	—	10,204,029
Service Class	—	2,998,184
	34,751,804	152,793,369
Shares redeemed:
Standard Class	(26,703,058)	(21,571,704)
Service Class	(6,362,477)	(10,950,537)
	(33,065,535)	(32,522,241)
Net increase	1,686,269	120,271,128
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
LVIP JPMorgan Core Bond Fund-50

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts as a cash management tool.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$1,172,228	Receivables and other assets net of liabilities	$(539,799)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(7,008,726)	$1,774,648
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$300,069,560	$12,871,531
7. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.
LVIP JPMorgan Core Bond Fund-51

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Core Bond Fund-52

LVIP JPMorgan High Yield Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP JPMorgan High Yield Fund

LVIP JPMorgan High Yield Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–85.11%
Advertising–1.70%
Clear Channel Outdoor Holdings, Inc.
7.13% 2/15/31	1,774,000	$1,836,968
7.50% 6/1/29	1,370,000	1,370,706
7.50% 3/15/33	1,035,000	1,089,772
7.75% 4/15/28	1,298,000	1,300,091
Neptune Bidco U.S., Inc.
9.29% 4/15/29	486,000	495,634
9.50% 2/15/33	459,000	464,075
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25% 1/15/29	232,000	225,902
4.63% 3/15/30	197,000	191,067
6.00% 6/15/34	208,000	207,620
7.38% 2/15/31	803,000	835,051
Stagwell Global LLC 5.63% 8/15/29	1,225,000	1,181,538
		9,198,424
Aerospace & Defense–0.95%
ATI, Inc.
4.88% 10/1/29	415,000	410,452
7.25% 8/15/30	407,000	422,577
Bombardier, Inc.
6.75% 6/15/33	275,000	284,661
7.00% 6/1/32	469,000	485,844
7.25% 7/1/31	513,000	536,764
8.75% 11/15/30	469,000	495,758
Goat Holdco LLC 6.75% 2/1/32	354,000	362,805
TransDigm, Inc.
6.25% 1/31/34	192,000	195,916
6.38% 3/1/29	1,164,000	1,181,787
6.63% 3/1/32	736,000	754,857
		5,131,421
Airlines–0.55%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 4/20/29	1,184,000	1,186,299
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31	1,259,000	1,140,293
United Airlines Holdings, Inc.
4.88% 3/1/29	420,000	415,080
5.38% 3/1/31	268,000	266,075
		3,007,747
Auto Manufacturers–1.48%
Allison Transmission, Inc.
3.75% 1/30/31	537,000	502,197
5.88% 6/1/29	394,000	397,011
5.88% 12/1/33	188,000	187,417
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
2.90% 2/10/29	220,000	$207,003
3.82% 11/2/27	571,000	562,569
4.00% 11/13/30	1,617,000	1,519,586
4.13% 8/17/27	2,028,000	2,010,071
5.73% 9/5/30	342,000	343,874
6.47% 5/22/36	498,000	505,929
7.12% 11/7/33	200,000	212,747
7.20% 6/10/30	316,000	333,040
PM General Purchaser LLC 9.50% 10/1/28	547,000	473,554
Wabash National Corp. 4.50% 10/15/28	806,000	749,067
		8,004,065
Auto Parts & Equipment–2.42%
Adient Global Holdings Ltd.
7.00% 4/15/28	710,000	721,525
7.50% 2/15/33	745,000	768,521
8.25% 4/15/31	1,125,000	1,175,082
Clarios Global LP/Clarios U.S. Finance Co.
6.75% 5/15/28	1,011,000	1,025,801
6.75% 2/15/30	641,000	660,506
6.75% 9/15/32	917,000	936,518
Cooper-Standard Automotive, Inc. 9.25% 3/1/31	2,601,000	2,621,418
Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.13% 4/15/31	422,000	421,982
Dexko Global, Inc. 7.50% 4/15/32	1,493,500	1,232,529
Forvia SE 6.75% 9/15/33	232,000	231,892
Goodyear Tire & Rubber Co.
5.25% 4/30/31	354,000	319,450
5.25% 7/15/31	1,155,000	1,028,034
6.63% 7/15/30	111,000	107,205
8.88% 7/15/32	210,000	211,823
IHO Verwaltungs GmbH
7.38% 5/15/33	200,000	207,928
@7.75% 11/15/30	556,000	575,467
@8.00% 11/15/32	222,000	230,722
Qnity Electronics, Inc.
5.75% 8/15/32	294,000	295,566
6.25% 8/15/33	298,000	303,196
		13,075,165
Banks–0.20%
μCitigroup, Inc. 6.25% 8/15/26	1,070,000	1,071,112
		1,071,112
LVIP JPMorgan High Yield Fund-1

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.14%
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 6.25% 4/1/29	776,000	$778,895
		778,895
Building Materials–3.92%
Builders FirstSource, Inc.
4.25% 2/1/32	956,000	890,448
6.38% 6/15/32	714,000	724,591
6.38% 3/1/34	475,000	480,180
6.75% 5/15/35	308,000	314,028
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63% 12/15/30	2,417,000	2,470,981
6.75% 7/15/31	875,000	905,668
Griffon Corp. 5.75% 3/1/28	1,770,000	1,770,193
JELD-WEN Holding, Inc. 7.00% 9/1/32	578,000	333,535
JELD-WEN, Inc. 4.88% 12/15/27	1,815,000	1,445,227
JH North America Holdings, Inc.
5.88% 1/31/31	316,000	317,487
6.13% 7/31/32	471,000	474,905
Knife River Corp. 7.75% 5/1/31	1,020,000	1,058,389
Masterbrand, Inc. 7.00% 7/15/32	905,000	917,248
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75% 4/1/32	956,000	947,773
MIWD Holdco II LLC/MIWD Finance Corp. 5.50% 2/1/30	1,356,000	1,276,611
Quikrete Holdings, Inc. 6.38% 3/1/32	1,516,000	1,548,104
Smyrna Ready Mix Concrete LLC 8.88% 11/15/31	1,493,000	1,574,303
Standard Building Solutions, Inc.
5.88% 3/15/34	297,000	286,196
6.25% 8/1/33	747,000	741,803
6.50% 8/15/32	825,000	829,986
Standard Industries, Inc.
3.38% 1/15/31	325,000	292,513
4.38% 7/15/30	20,000	18,995
4.75% 1/15/28	1,611,000	1,599,602
		21,218,766
Chemicals–3.25%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31	415,000	431,089
Axalta Coating Systems LLC 3.38% 2/15/29	563,000	537,443
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27	1,569,000	$1,564,356
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2 7.13% 6/15/33	277,000	279,694
Celanese U.S. Holdings LLC
7.00% 2/15/31	341,000	350,976
7.38% 2/15/34	1,392,000	1,438,124
Chemours Co.
4.63% 11/15/29	65,000	62,041
5.75% 11/15/28	1,273,000	1,271,971
7.88% 3/15/34	640,000	643,120
8.00% 1/15/33	370,000	374,727
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13% 6/15/28	796,000	794,557
Element Solutions, Inc. 3.88% 9/1/28	1,335,000	1,302,605
INEOS Finance PLC
6.75% 5/15/28	500,000	496,680
7.50% 4/15/29	543,000	527,924
INEOS Quattro Finance 2 PLC 9.63% 3/15/29	592,000	555,699
NOVA Chemicals Corp.
4.25% 5/15/29	1,954,000	1,900,202
5.25% 6/1/27	296,000	296,230
7.00% 12/1/31	205,000	215,414
8.50% 11/15/28	601,000	622,015
9.00% 2/15/30	1,167,000	1,221,656
Solstice Advanced Materials, Inc. 5.63% 9/30/33	720,000	715,523
‡@Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC 7.63% 5/3/29	1,272,042	127
WR Grace Holdings LLC
5.63% 8/15/29	1,362,000	1,280,132
6.63% 8/15/32	451,000	437,415
7.00% 8/1/33	272,000	264,862
		17,584,582
Commercial Services–5.26%
ADT Security Corp. 4.88% 7/15/32	1,705,000	1,611,282
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63% 6/1/28	355,000	349,849
4.63% 6/1/28	863,000	848,088
APi Group DE, Inc.
4.13% 7/15/29	625,000	599,373
4.75% 10/15/29	527,000	516,477
LVIP JPMorgan High Yield Fund-2

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38% 3/1/29	1,090,000	$1,065,976
5.75% 7/15/27	355,000	355,000
8.00% 2/15/31	138,000	139,358
8.25% 1/15/30	1,129,000	1,162,870
8.38% 6/15/32	581,000	584,843
Block, Inc.
5.63% 8/15/30	239,000	239,598
6.00% 8/15/33	359,000	361,479
6.50% 5/15/32	1,339,000	1,367,006
Brink's Co. 6.50% 6/15/29	303,000	309,065
Clarivate Science Holdings Corp.
3.88% 7/1/28	479,000	460,649
4.88% 7/1/29	674,000	603,167
CoreCivic, Inc. 8.25% 4/15/29	1,280,000	1,333,143
EquipmentShare.com, Inc.
7.13% 7/1/34	305,000	299,674
8.00% 3/15/33	343,000	351,141
8.63% 5/15/32	249,000	259,018
9.00% 5/15/28	1,332,000	1,358,790
Garda World Security Corp.
6.00% 6/1/29	809,000	796,974
6.50% 1/15/31	381,000	386,250
8.25% 8/1/32	670,000	685,628
8.38% 11/15/32	333,000	340,677
GEO Group, Inc.
8.63% 4/15/29	867,000	903,218
10.25% 4/15/31	140,000	151,263
Herc Holdings, Inc.
6.63% 6/15/29	619,000	631,982
7.00% 6/15/30	345,000	357,271
Hertz Corp.
=^0.00% 8/1/26	805,000	80
=^0.00% 1/15/28	2,613,000	261
=^0.00% 10/15/49	656,000	66
4.63% 12/1/26	612,000	554,728
5.00% 12/1/29	2,101,000	640,805
12.63% 7/15/29	1,294,000	1,053,170
ION Platform Finance U.S., Inc. 7.88% 9/30/32	560,000	405,745
NESCO Holdings II, Inc. 5.50% 4/15/29	653,000	649,624
Raven Acquisition Holdings LLC 6.88% 11/15/31	531,000	519,010
Service Corp. International
5.75% 10/15/32	335,000	336,348
7.50% 4/1/27	380,000	385,986
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32	567,000	568,084
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
TriNet Group, Inc. 7.13% 8/15/31	599,000	$602,301
United Rentals North America, Inc.
5.25% 1/15/30	1,530,000	1,530,773
5.38% 11/15/33	280,000	275,775
6.13% 3/15/34	611,000	626,387
Wand NewCo 3, Inc. 7.63% 1/30/32	770,000	796,435
Williams Scotsman, Inc.
6.63% 6/15/29	332,000	338,952
6.63% 4/15/30	158,000	162,771
7.38% 10/1/31	577,000	597,398
		28,473,808
Computers–1.09%
Ahead DB Holdings LLC 6.63% 5/1/28	1,290,000	1,289,297
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00% 11/1/29	1,170,000	982,269
Diebold Nixdorf, Inc. 7.75% 3/31/30	683,000	711,291
Insight Enterprises, Inc. 6.63% 5/15/32	340,000	345,561
NCR Atleos Corp. 9.50% 4/1/29	1,163,000	1,240,092
Science Applications International Corp. 5.88% 11/1/33	362,000	356,528
Seagate Data Storage Technology Pte. Ltd.
5.75% 12/1/34	320,000	324,636
8.25% 12/15/29	523,000	546,878
8.50% 7/15/31	114,000	119,128
		5,915,680
Cosmetics & Personal Care–0.42%
Edgewell Personal Care Co.
4.13% 4/1/29	420,000	406,034
5.50% 6/1/28	1,390,000	1,388,006
Perrigo Finance Unlimited Co. 6.13% 9/30/32	295,000	281,756
Prestige Brands, Inc. 6.25% 7/15/34	212,000	212,000
		2,287,796
Distribution/Wholesale–0.43%
Core & Main LP 6.00% 7/1/34	271,000	272,275
Gates Corp. 6.88% 7/1/29	351,000	358,995
=Incora Intermediate II LLC 9.00% 11/15/26	654,513	320,135
RB Global Holdings, Inc.
6.75% 3/15/28	200,000	202,676
LVIP JPMorgan High Yield Fund-3

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Distribution/Wholesale (continued)
RB Global Holdings, Inc. (continued)
7.75% 3/15/31	243,000	$251,936
Resideo Funding, Inc. 6.50% 7/15/32	908,000	912,538
		2,318,555
Diversified Financial Services–0.88%
OneMain Finance Corp.
3.88% 9/15/28	86,000	83,290
4.00% 9/15/30	275,000	254,194
5.38% 11/15/29	160,000	157,155
6.63% 1/15/28	325,000	329,759
Rocket Cos., Inc.
6.13% 8/1/30	780,000	793,394
6.38% 8/1/33	443,000	450,515
6.50% 8/1/29	57,000	58,180
7.13% 2/1/32	1,580,000	1,639,931
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63% 3/1/29	917,000	882,064
4.00% 10/15/33	106,000	95,405
		4,743,887
Electric–2.35%
NRG Energy, Inc.
3.88% 2/15/32	46,000	42,292
5.25% 6/15/29	875,000	872,734
5.75% 1/15/28	269,000	269,124
5.75% 1/15/34	573,000	568,526
5.88% 5/15/34	547,000	544,123
6.00% 2/1/33	535,000	537,857
6.00% 1/15/36	544,000	542,299
6.13% 5/15/36	136,000	136,063
7.00% 3/15/33	378,000	410,049
Talen Energy Supply LLC
6.13% 5/1/31	944,000	944,018
6.25% 2/1/34	1,696,000	1,685,692
6.38% 5/1/33	1,418,000	1,416,210
Vistra Operations Co. LLC
6.88% 4/15/32	461,000	477,455
7.75% 10/15/31	3,045,000	3,185,923
VoltaGrid LLC 7.38% 11/1/30	1,058,000	1,098,385
		12,730,750
Electrical Components & Equipment–0.54%
Energizer Holdings, Inc.
4.38% 3/31/29	835,000	808,353
6.00% 9/15/33	55,000	52,919
WESCO Distribution, Inc.
5.25% 4/15/31	250,000	247,435
6.38% 3/15/29	1,113,000	1,132,856
6.38% 3/15/33	300,000	307,799
6.63% 3/15/32	385,000	396,727
		2,946,089
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–1.12%
Coherent Corp. 5.00% 12/15/29	2,732,000	$2,689,914
Ingram Micro, Inc. 4.75% 5/15/29	2,278,000	2,237,242
Sensata Technologies BV 5.88% 9/1/30	500,000	501,650
Sensata Technologies, Inc.
3.75% 2/15/31	436,000	407,680
6.63% 7/15/32	200,000	205,704
		6,042,190
Engineering & Construction–0.85%
AECOM 6.00% 8/1/33	564,000	564,806
Dycom Industries, Inc. 4.50% 4/15/29	1,000,000	978,043
Global Infrastructure Solutions, Inc.
5.63% 6/1/29	1,130,000	1,129,238
6.38% 7/15/34	361,000	362,861
7.50% 4/15/32	918,000	960,374
Granite Construction, Inc. 6.38% 6/15/34	265,000	269,466
TopBuild Corp. 5.63% 1/31/34	345,000	348,357
		4,613,145
Entertainment–3.04%
Caesars Entertainment, Inc.
6.50% 2/15/32	1,450,000	1,414,433
7.00% 2/15/30	405,000	407,331
Churchill Downs, Inc. 5.75% 4/1/30	1,346,000	1,344,726
Cinemark USA, Inc.
5.25% 7/15/28	610,000	608,948
7.00% 8/1/32	230,000	237,281
Live Nation Entertainment, Inc.
4.75% 10/15/27	1,600,000	1,596,489
6.50% 5/15/27	2,635,000	2,634,676
Pioneer Opco LLC 7.00% 5/15/33	278,000	282,894
Rivers Enterprise Borrower LLC 6.25% 10/15/30	273,000	276,411
Six Flags Entertainment Corp. 7.25% 5/15/31	335,000	333,040
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63% 1/15/32	1,561,000	1,607,325
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63% 5/1/32	2,301,000	2,331,208
LVIP JPMorgan High Yield Fund-4

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Vail Resorts, Inc.
5.63% 7/15/30	718,000	$717,105
6.50% 5/15/32	472,000	480,729
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13% 10/1/29	1,440,000	1,430,335
6.25% 3/15/33	484,000	485,813
7.13% 2/15/31	254,000	268,431
		16,457,175
Environmental Control–1.23%
Clean Harbors, Inc.
5.75% 10/15/33	465,000	468,056
6.38% 2/1/31	120,000	121,695
GFL Environmental, Inc.
4.00% 8/1/28	965,000	942,185
4.38% 8/15/29	520,000	505,468
4.75% 6/15/29	549,000	540,268
6.75% 1/15/31	1,399,000	1,439,260
Madison IAQ LLC 5.88% 6/30/29	2,280,000	2,281,176
Wrangler Holdco Corp. 6.63% 4/1/32	340,000	348,522
		6,646,630
Food–0.96%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.88% 2/15/30	20,000	19,351
5.50% 3/31/31	159,000	155,358
5.63% 3/31/32	772,000	746,375
New Albertsons LP 6.63% 6/1/28	418,000	419,045
Performance Food Group, Inc.
4.25% 8/1/29	960,000	931,839
5.63% 3/1/34	390,000	382,784
6.13% 9/15/32	264,000	267,229
Post Holdings, Inc.
4.63% 4/15/30	150,000	144,909
6.25% 2/15/32	1,084,000	1,100,326
U.S. Foods, Inc.
4.63% 6/1/30	540,000	527,209
4.75% 2/15/29	215,000	212,214
6.88% 9/15/28	303,000	309,610
		5,216,249
Food Service–0.19%
Aramark Services, Inc. 5.00% 2/1/28	1,038,000	1,035,920
		1,035,920
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.23%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.88% 6/1/31	388,000	$392,840
9.38% 6/1/28	461,000	471,409
9.50% 6/1/30	337,000	361,609
		1,225,858
Health Care Products–0.87%
Avantor Funding, Inc. 4.63% 7/15/28	1,595,000	1,578,257
Bausch & Lomb Corp. 8.38% 10/1/28	225,000	231,188
Medline Borrower LP 5.25% 10/1/29	2,290,000	2,276,006
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	607,000	619,502
		4,704,953
Health Care Services–4.68%
Acadia Healthcare Co., Inc.
5.00% 4/15/29	298,000	293,350
5.50% 7/1/28	559,000	556,427
7.38% 3/15/33	167,000	171,914
AHP Health Partners, Inc. 5.75% 7/15/29	903,000	891,725
Charlotte Buyer, Inc. 8.00% 6/30/31	182,000	184,237
CHS/Community Health Systems, Inc.
4.75% 2/15/31	741,000	681,692
5.25% 5/15/30	1,965,000	1,854,233
6.00% 1/15/29	444,000	439,560
6.13% 4/1/30	311,000	279,259
10.88% 1/15/32	633,000	681,704
Concentra Health Services, Inc. 6.88% 7/15/32	346,000	358,157
DaVita, Inc.
3.75% 2/15/31	1,411,000	1,307,313
4.63% 6/1/30	1,090,000	1,055,945
6.88% 9/1/32	415,000	427,999
Encompass Health Corp. 4.50% 2/1/28	1,051,000	1,043,498
Global Medical Response, Inc. 7.38% 10/1/32	545,000	564,759
IQVIA, Inc.
5.00% 10/15/26	2,311,000	2,309,711
5.00% 5/15/27	700,000	699,617
6.25% 6/1/32	1,521,000	1,546,368
Molina Healthcare, Inc. 6.50% 2/15/31	413,000	420,143
Radiology Partners, Inc.
8.50% 7/15/32	1,216,000	1,269,017
@9.78% 2/15/30	698,536	693,297
LVIP JPMorgan High Yield Fund-5

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Sotera Health Holdings LLC 7.38% 6/1/31	700,000	$725,803
Surgery Center Holdings, Inc. 7.25% 4/15/32	1,234,000	1,249,229
Tenet Healthcare Corp.
5.13% 11/1/27	3,711,000	3,710,964
6.13% 6/15/30	973,000	980,130
6.75% 5/15/31	925,000	947,576
		25,343,627
Home Builders–0.04%
Installed Building Products, Inc. 5.63% 2/1/34	217,000	215,393
		215,393
Home Furnishings–0.41%
Somnigroup International, Inc.
3.88% 10/15/31	513,000	471,503
4.00% 4/15/29	1,752,000	1,688,948
Whirlpool Corp. 6.50% 6/15/33	70,000	60,681
		2,221,132
Household Products Wares–0.20%
ACCO Brands Corp. 4.25% 3/15/29	1,105,000	1,029,345
Spectrum Brands, Inc. 3.88% 3/15/31	85,000	74,370
		1,103,715
Housewares–1.61%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50% 10/15/29	1,366,000	723,981
Central Garden & Pet Co. 5.13% 2/1/28	2,442,000	2,437,364
Newell Brands, Inc.
6.38% 9/15/27	220,000	221,594
6.38% 5/15/30	650,000	658,838
6.63% 9/15/29	599,000	609,003
6.63% 5/15/32	153,000	154,936
7.38% 4/1/36	250,000	253,544
8.50% 6/1/28	490,000	511,936
Scotts Miracle-Gro Co.
4.00% 4/1/31	899,000	842,620
4.38% 2/1/32	719,000	673,941
4.50% 10/15/29	1,649,000	1,614,501
		8,702,258
Insurance–0.14%
Asurion LLC/Asurion Co-Issuer, Inc. 8.00% 12/31/32	739,000	744,584
		744,584
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet–1.27%
AP Core Holdings II LLC 11.00% 5/15/31	418,000	$437,475
Arches Buyer, Inc. 4.25% 6/1/28	659,000	645,804
Photo Holdings LLC 12.00% 7/1/31	1,093,000	1,126,268
Shutterfly Finance LLC
8.50% 10/1/27	1,931,682	1,931,682
9.75% 10/1/27	294,083	294,083
Snap, Inc. 6.88% 3/1/33	266,000	259,279
Wayfair LLC
6.75% 11/15/32	620,000	636,676
7.13% 5/31/34	208,000	213,859
7.25% 10/31/29	485,000	500,549
7.75% 9/15/30	816,000	857,813
		6,903,488
Iron & Steel–0.91%
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29	1,254,000	1,255,596
Carpenter Technology Corp. 5.63% 3/1/34	202,000	201,847
Cleveland-Cliffs, Inc.
4.63% 3/1/29	853,000	823,312
4.88% 3/1/31	518,000	473,564
6.75% 4/15/30	485,000	485,172
6.88% 11/1/29	627,000	632,508
7.50% 9/15/31	375,000	379,552
7.63% 1/15/34	222,000	221,694
Commercial Metals Co. 5.75% 11/15/33	444,000	441,377
		4,914,622
Leisure Time–1.72%
Acushnet Co. 5.63% 12/1/33	121,000	120,360
Boyne USA, Inc. 4.75% 5/15/29	1,374,000	1,350,626
Carnival Corp. Ltd.
5.75% 8/1/32	1,658,000	1,674,194
6.13% 2/15/33	1,893,000	1,915,990
7.00% 8/15/29	357,000	369,903
Royal Caribbean Cruises Ltd.
5.63% 9/30/31	758,000	764,369
6.00% 2/1/33	919,000	931,955
6.25% 3/15/32	1,375,000	1,405,383
Viking Cruises Ltd. 5.88% 10/15/33	778,000	779,215
		9,311,995
Lodging–1.70%
Hilton Domestic Operating Co., Inc.
3.63% 2/15/32	25,000	22,882
4.00% 5/1/31	171,000	161,613
4.88% 1/15/30	158,000	157,479
LVIP JPMorgan High Yield Fund-6

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Hilton Domestic Operating Co., Inc. (continued)
5.50% 9/15/31	362,000	$362,926
5.50% 3/31/34	159,000	157,637
5.75% 9/15/33	853,000	856,196
5.88% 4/1/29	279,000	282,108
5.88% 3/15/33	981,000	989,975
6.13% 4/1/32	334,000	338,461
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88% 4/1/27	812,000	811,783
Marriott Ownership Resorts, Inc.
4.50% 6/15/29	263,000	253,785
4.75% 1/15/28	45,000	44,497
MGM Resorts International
4.63% 9/1/26	1,177,000	1,175,368
6.13% 9/15/29	679,000	685,660
6.50% 4/15/32	617,000	617,133
Station Casinos LLC
4.50% 2/15/28	1,789,000	1,768,484
4.63% 12/1/31	461,000	437,727
6.63% 3/15/32	66,000	67,028
		9,190,742
Machinery Construction & Mining–0.71%
BWX Technologies, Inc.
4.13% 6/30/28	796,000	780,910
4.13% 4/15/29	496,000	480,662
Solaris Energy Infrastructure LLC 6.38% 5/15/31	567,000	573,326
Terex Corp.
5.00% 5/15/29	1,237,000	1,225,491
6.25% 10/15/32	783,000	792,987
		3,853,376
Machinery Diversified–0.44%
ATS Corp. 4.13% 12/15/28	321,000	313,030
Chart Industries, Inc.
7.50% 1/1/30	1,285,000	1,326,678
9.50% 1/1/31	183,000	191,615
Esab Corp. 5.63% 4/1/31	253,000	253,274
Lsf12 Helix Parent LLC 7.13% 2/1/33	297,000	287,560
		2,372,157
Media–12.70%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	4,397,000	3,959,859
4.50% 8/15/30	3,518,000	3,270,132
4.50% 5/1/32	335,000	295,694
4.75% 3/1/30	10,025,000	9,505,216
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued)
4.75% 2/1/32	1,485,000	$1,324,578
7.00% 2/1/33	521,000	510,937
7.38% 3/1/31	1,448,000	1,451,487
CSC Holdings LLC
4.13% 12/1/30	695,000	412,972
4.50% 11/15/31	1,160,000	685,409
5.75% 1/15/30	2,085,000	483,459
6.50% 2/1/29	3,980,000	2,380,790
11.25% 5/15/28	261,000	168,331
11.75% 1/31/29	200,000	123,025
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/27	162,000	161,764
Discovery Communications LLC 5.00% 9/20/37	190,000	149,150
Discovery Global Holdings, Inc.
4.28% 3/15/32	921,000	826,459
5.05% 3/15/42	550,000	402,914
DISH DBS Corp.
5.25% 12/1/26	4,270,000	4,224,589
5.75% 12/1/28	1,000,000	968,750
‡7.75% 7/1/26	3,400,000	3,400,000
DISH Network Corp. 11.75% 11/15/27	3,770,000	3,873,871
EchoStar Corp.
@6.75% 11/30/30	875,461	889,995
10.75% 11/30/29	1,065,000	1,150,860
Gray Media, Inc.
4.75% 10/15/30	680,000	488,464
5.38% 11/15/31	1,644,000	1,103,025
7.25% 8/15/33	1,211,000	1,192,414
10.50% 7/15/29	2,423,000	2,557,699
iHeartCommunications, Inc.
9.13% 5/1/29	1,936,241	1,878,735
10.88% 5/1/30	1,856,239	1,609,359
Midcontinent Communications 8.00% 8/15/32	1,086,000	952,063
Nexstar Media, Inc.
4.75% 11/1/28	1,675,000	1,640,868
6.50% 9/15/33	3,235,000	3,234,102
7.25% 4/15/34	2,178,000	2,172,510
μParamount Global 6.25% 2/28/57	1,145,000	928,881
Sinclair Television Group, Inc. 8.13% 2/15/33	696,000	714,908
Sirius XM Radio LLC
4.00% 7/15/28	2,609,000	2,540,601
4.13% 7/1/30	323,000	304,017
LVIP JPMorgan High Yield Fund-7

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Sirius XM Radio LLC (continued)
5.00% 8/1/27	1,000,000	$998,664
5.50% 7/1/29	3,123,000	3,115,841
5.88% 4/15/32	577,000	570,245
Univision Communications, Inc.
7.38% 6/30/30	799,000	801,160
8.50% 7/31/31	154,000	154,666
8.88% 4/15/33	370,000	364,237
9.38% 8/1/32	353,000	358,662
Virgin Media Secured Finance PLC 5.50% 5/15/29	456,000	432,814
		68,734,176
Metal Fabricate & Hardware–0.03%
Advanced Drainage Systems, Inc. 5.38% 3/1/34	155,000	151,440
		151,440
Mining–0.66%
Alcoa Nederland Holding BV 7.13% 3/15/31	1,015,000	1,053,320
Alumina Pty. Ltd.
6.13% 3/15/30	380,000	385,375
6.38% 9/15/32	440,000	448,091
Compass Minerals International, Inc. 8.00% 7/1/30	293,000	308,998
Novelis Corp.
3.88% 8/15/31	253,000	230,446
4.75% 1/30/30	744,000	719,703
6.38% 8/15/33	283,000	285,039
6.88% 1/30/30	125,000	128,147
		3,559,119
Miscellaneous Manufacturing–0.05%
Enpro, Inc. 6.13% 6/1/33	278,000	281,642
		281,642
Office Business Equipment–0.10%
Xerox Corp. 10.25% 10/15/30	322,000	283,317
Xerox Holdings Corp. 8.88% 11/30/29	597,000	259,695
		543,012
Oil & Gas–4.58%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88% 6/30/29	173,000	172,490
6.63% 10/15/32	355,000	359,435
6.63% 7/15/33	377,000	381,278
Caturus Energy LLC 7.13% 5/15/31	251,000	248,335
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Chord Energy Corp.
6.00% 10/1/30	573,000	$575,420
6.75% 3/15/33	399,000	404,908
CNX Resources Corp.
5.88% 3/1/34	312,000	303,619
7.38% 1/15/31	390,000	399,420
Comstock Resources, Inc.
5.88% 1/15/30	540,000	509,310
6.75% 3/1/29	1,706,000	1,679,871
Crescent Energy Finance LLC
7.38% 1/15/33	700,000	695,795
7.63% 4/1/32	1,267,000	1,277,216
7.88% 4/15/32	1,076,000	1,089,488
8.38% 1/15/34	555,000	571,650
Gulfport Energy Operating Corp. 6.75% 9/1/29	945,000	963,817
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	361,000	354,678
6.25% 4/15/32	252,000	243,941
6.88% 5/15/34	55,000	53,514
Infinity Natural Resources LLC 7.63% 4/1/31	397,000	394,311
Matador Resources Co.
6.00% 4/15/34	315,000	307,096
6.25% 4/15/33	687,000	684,498
6.50% 4/15/32	424,000	426,315
Noble Finance II LLC
6.25% 6/15/34	414,000	405,745
8.00% 4/15/30	340,000	352,294
Permian Resources Operating LLC
6.25% 2/1/33	489,000	499,380
7.00% 1/15/32	380,000	393,034
9.88% 7/15/31	1,525,000	1,602,830
SM Energy Co.
6.50% 7/15/28	47,000	47,094
6.63% 1/15/27	1,446,000	1,448,115
6.63% 4/15/34	456,000	448,851
6.75% 8/1/29	7,000	7,128
7.00% 8/1/32	143,000	144,317
8.63% 11/1/30	629,000	660,587
8.75% 7/1/31	1,866,000	1,949,102
9.63% 6/15/33	797,000	873,862
Sunoco LP
5.38% 7/15/31	290,000	286,051
7.00% 5/1/29	317,000	325,705
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	514,000	502,580
4.50% 4/30/30	1,585,000	1,539,428
Transocean International Ltd.
8.25% 5/15/29	843,000	870,467
8.75% 2/15/30	185,500	192,754
LVIP JPMorgan High Yield Fund-8

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Valaris Ltd. 8.38% 4/30/30	154,000	$159,926
		24,805,655
Oil & Gas Services–0.31%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63% 9/1/32	404,000	412,034
Archrock Services LP/Archrock Partners Finance Corp. 6.00% 2/1/34	164,000	163,015
Kodiak Gas Services LLC
5.88% 4/1/31	215,000	215,551
6.50% 10/1/33	239,000	242,263
WBI Operating LLC 6.25% 10/15/30	647,000	650,598
		1,683,461
Packaging & Containers–1.78%
Ardagh Group SA
9.50% 12/1/30	901,000	963,044
@11.00% 12/1/30	1,412,763	1,349,189
Clydesdale Acquisition Holdings, Inc. 6.75% 4/15/32	1,337,000	1,297,699
LABL, Inc.
‡8.63% 10/1/31	47,000	20,680
=12.00% 5/11/33	190	1,587
Mauser Packaging Solutions Holding Co.
7.88% 4/15/30	3,410,000	3,486,111
9.25% 4/15/30	1,710,000	1,682,301
TriMas Corp. 4.13% 4/15/29	852,000	821,297
		9,621,908
Pharmaceuticals–1.79%
1261229 BC Ltd. 10.00% 4/15/32	1,063,000	1,076,645
Accendra Health, Inc.
9.00% 6/15/32	1,570,238	1,461,640
9.75% 6/15/33	750,735	513,034
9.75% 6/15/33	461,750	313,381
Bausch Health Cos., Inc.
4.88% 6/1/28	1,339,000	1,238,093
5.25% 1/30/30	1,505,000	963,061
5.25% 2/15/31	670,000	395,577
Endo Finance Holdings LP 8.50% 4/15/31	286,000	300,646
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13% 4/30/28	1,223,000	1,207,787
5.13% 4/30/31	1,501,000	1,485,008
6.75% 5/15/34	490,000	516,882
7.88% 5/15/34	200,000	214,114
		9,685,868
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines–4.48%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38% 6/15/29	192,000	$191,395
5.75% 1/15/28	1,602,000	1,601,453
5.75% 10/15/33	616,000	610,057
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00% 7/15/29	383,000	392,598
7.25% 7/15/32	289,000	298,986
Buckeye Partners LP
3.95% 12/1/26	35,000	34,779
4.50% 3/1/28	635,000	628,652
6.75% 2/1/30	918,000	948,115
CNX Midstream Partners LP 4.75% 4/15/30	206,000	196,365
Genesis Energy LP/Genesis Energy Finance Corp.
6.75% 3/15/34	322,000	319,514
7.88% 5/15/32	356,000	367,064
8.88% 4/15/30	418,000	437,395
Harvest Midstream I LP
6.75% 5/15/34	214,000	217,050
7.50% 5/15/32	437,000	452,631
Hess Midstream Operations LP
5.13% 6/15/28	645,000	643,204
6.50% 6/1/29	470,000	479,606
Howard Midstream Energy Partners LLC
6.63% 1/15/34	803,000	809,865
7.38% 7/15/32	802,000	830,642
Kinetik Holdings LP
5.88% 6/15/30	456,000	458,650
6.63% 12/15/28	325,000	330,372
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13% 2/15/29	553,000	572,395
8.38% 2/15/32	552,000	574,642
Northriver Midstream Finance LP 6.75% 7/15/32	345,000	349,379
NuStar Logistics LP
5.63% 4/28/27	1,010,000	1,012,725
6.38% 10/1/30	344,000	355,475
Prairie Acquiror LP 9.00% 8/1/29	410,000	425,872
Rockies Express Pipeline LLC 6.75% 3/15/33	333,000	342,295
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	595,000	593,739
6.00% 12/31/30	702,000	702,321
LVIP JPMorgan High Yield Fund-9

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (continued)
6.00% 9/1/31	933,000	$923,066
6.75% 3/15/34	1,387,000	1,399,280
7.38% 2/15/29	440,000	451,337
Venture Global Calcasieu Pass LLC 6.00% 5/1/36	110,000	111,187
Venture Global LNG, Inc.
6.38% 12/15/34	174,000	171,001
6.63% 6/15/36	174,000	171,508
8.38% 6/1/31	135,000	140,525
9.50% 2/1/29	825,000	887,990
9.88% 2/1/32	1,485,000	1,585,322
Venture Global Plaquemines LNG LLC
6.13% 12/15/30	454,000	464,514
6.50% 1/15/34	1,618,000	1,685,927
6.50% 6/15/34	320,000	333,368
6.75% 1/15/36	527,000	558,776
7.75% 5/1/35	160,000	179,436
		24,240,473
Real Estate–0.38%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25% 4/15/30	1,422,000	1,372,333
9.75% 4/15/30	619,000	665,463
		2,037,796
Real Estate Investment Trusts–1.32%
Iron Mountain, Inc.
4.88% 9/15/29	12,000	11,775
5.00% 7/15/28	49,000	48,811
5.25% 3/15/28	1,324,000	1,322,261
5.25% 7/15/30	1,030,000	1,014,609
Millrose Properties, Inc.
6.25% 9/15/32	289,000	291,515
6.38% 8/1/30	586,000	593,940
MPT Operating Partnership LP/MPT Finance Corp. 8.50% 2/15/32	412,000	421,801
RHP Hotel Properties LP/RHP Finance Corp.
4.50% 2/15/29	1,288,000	1,262,831
5.75% 3/15/34	657,000	650,905
6.50% 4/1/32	1,144,000	1,170,620
6.50% 6/15/33	124,000	127,218
7.25% 7/15/28	217,000	221,291
		7,137,577
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail–1.99%
Asbury Automotive Group, Inc.
4.63% 11/15/29	465,000	$452,788
4.75% 3/1/30	313,000	304,310
Group 1 Automotive, Inc. 6.38% 1/15/30	292,000	295,664
Lithia Motors, Inc. 5.50% 10/1/30	216,000	213,334
Petco Health & Wellness Co., Inc. 8.25% 2/1/31	390,000	393,047
PetSmart LLC/PetSmart Finance Corp. 7.50% 9/15/32	1,795,000	1,795,391
QXO Building Products, Inc.
6.50% 7/15/31	662,000	674,691
6.75% 4/30/32	867,000	895,246
6.88% 7/15/34	732,000	751,453
=^Rite Aid Corp. 0.00% 12/31/49	365,760	0
Sonic Automotive, Inc.
4.63% 11/15/29	1,083,000	1,059,998
4.88% 11/15/31	437,000	420,526
Staples, Inc.
10.75% 9/1/29	2,145,000	2,046,219
12.75% 1/15/30	1,349,011	1,033,209
Superior Plus LP/Superior General Partner, Inc. 4.50% 3/15/29	444,000	430,526
		10,766,402
Semiconductors–1.20%
Amkor Technology, Inc. 5.88% 10/1/33	505,000	506,754
Entegris, Inc.
4.38% 4/15/28	370,000	364,793
4.75% 4/15/29	1,730,000	1,709,602
5.95% 6/15/30	970,000	979,845
Kioxia Holdings Corp. 6.25% 7/24/30	1,100,000	1,134,728
ON Semiconductor Corp. 3.88% 9/1/28	1,255,000	1,221,122
Synaptics, Inc. 4.00% 6/15/29	598,000	590,260
		6,507,104
Software–1.68%
AthenaHealth Group, Inc. 6.50% 2/15/30	1,455,000	1,395,089
CoreWeave, Inc.
9.00% 2/1/31	918,000	907,181
9.25% 6/1/30	745,000	749,839
9.63% 7/15/32	401,000	395,005
Fair Isaac Corp. 6.00% 5/15/33	379,000	373,212
OAK-Eagle Acquireco, Inc.
7.25% 7/1/33	460,000	481,211
8.75% 7/1/34	487,000	516,864
LVIP JPMorgan High Yield Fund-10

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
RingCentral, Inc. 8.50% 8/15/30	1,137,000	$1,189,388
SS&C Technologies, Inc.
5.50% 9/30/27	2,800,000	2,799,548
6.50% 6/1/32	275,000	277,346
		9,084,683
Telecommunications–3.98%
Altice Financing SA 5.75% 8/15/29	929,000	649,598
Altice France Lux 3/Altice Holdings 1 10.00% 1/15/33	510,800	502,410
Altice France SA
6.50% 4/15/32	998,444	964,919
6.88% 10/15/30	127,644	123,818
6.88% 7/15/32	616,221	597,534
9.50% 11/1/29	937,121	951,287
APLD ComputeCo 2 LLC 6.75% 3/15/31	840,000	843,018
Cipher Compute LLC 7.13% 11/15/30	459,000	477,141
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29	510,000	536,644
Connect Holding II LLC 10.50% 4/3/31	946,000	947,672
Edged Compute LLC 7.50% 4/30/31	565,000	550,667
ELK Grove Village Property LLC 7.50% 6/15/31	143,000	143,966
Embarq LLC 8.00% 6/1/36	740,000	210,900
Fibercop SpA 6.38% 11/15/33	551,000	551,319
Flash Compute LLC 7.25% 12/31/30	525,000	539,817
GCI LLC 4.75% 10/15/28	2,340,000	2,229,822
Hughes Satellite Systems Corp. 6.63% 8/1/26	579,000	358,980
Level 3 Financing, Inc.
6.88% 6/30/33	1,155,000	1,186,647
7.00% 3/31/34	1,097,791	1,131,974
Lumen Technologies, Inc. 5.38% 6/15/29	1,020,000	989,998
Meridian Arc Holdco LLC 6.25% 4/30/31	1,825,000	1,829,088
PR RNO Property Owner 1 LLC 6.50% 5/1/31	1,946,000	1,943,192
Stingray Compute LLC 6.00% 6/15/31	107,000	107,211
SV RNO Property Owner 1 LLC 5.88% 3/1/31	1,245,000	1,227,051
Viasat, Inc. 7.50% 5/30/31	312,000	315,077
WULF Compute LLC 7.75% 10/15/30	1,272,000	1,336,043
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Yondr JK 1 LLC 6.88% 6/30/31	273,000	$273,685
		21,519,478
Transportation–0.18%
XPO, Inc.
6.25% 6/1/28	610,000	616,104
7.13% 2/1/32	343,000	355,709
		971,813
Total Corporate Bonds (Cost $467,402,003)		460,637,558
LOAN AGREEMENTS–9.32%
•Ahead DB Holdings LLC 6.23% (3 mo. USD Term SOFR + 2.50%) 2/3/31	1,218,377	1,196,641
•AIT Worldwide Logistics, Inc. 7.91% (3 mo. USD Term SOFR + 4.25%) 4/29/33	343,840	343,757
•Allied Universal Holdco LLC 6.89% (1 mo. USD Term SOFR + 3.25%) 8/20/32	238,200	238,169
•Altar Bidco, Inc. 6.86% (3 mo. USD Term SOFR + 3.35%) 2/1/29	678,760	677,911
•American Airlines, Inc. 5.93% (3 mo. USD Term SOFR + 2.25%) 4/20/28	851,226	849,762
•Asurion LLC 7.91% (3 mo. USD Term SOFR + 4.25%) 9/19/30	577,500	570,645
•Athenahealth Group, Inc. 6.89% (1 mo. USD Term SOFR + 3.25%) 2/16/32	613,800	606,741
=AWS Claires LLC 10.00% 9/18/30	92,758	92,758
•Bausch & Lomb Corp. 7.39% (1 mo. USD Term SOFR + 3.75%) 1/15/31	566,941	567,650
•Bausch Health Cos., Inc. 9.89% (1 mo. USD Term SOFR + 6.25%) 10/8/30	4,515,800	4,373,959
•BCPE Pequod Buyer, Inc. 6.39% (1 mo. USD Term SOFR + 2.75%) 11/25/31	1,040,160	1,007,873
•Belron Finance LLC 5.66% (3 mo. USD Term SOFR + 2.00%) 10/16/31	484,500	483,793
•Charlotte Buyer, Inc. 8.24% (3 mo. USD Term SOFR + 4.50%) 7/31/26	282,000	281,495
•Clear Channel Outdoor Holdings, Inc. 7.76% (1 mo. USD Term SOFR + 4.00%) 8/23/28	174,821	174,665
LVIP JPMorgan High Yield Fund-11

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Colossus Acquireco LLC 5.37% (3 mo. USD Term SOFR + 1.75%) 7/30/32	495,644	$492,135
•Conair Holdings LLC 7.51% (1 mo. USD Term SOFR + 3.75%) 5/17/28	932,204	800,362
•Crown Finance U.S., Inc. 8.11% (1 mo. USD Term SOFR + 4.50%) 12/2/31	1,013,001	1,014,267
•Dayforce, Inc. 6.66% (3 mo. USD Term SOFR + 3.00%) 2/4/33	1,082,569	983,633
•DexKo Global, Inc. 8.16% (3 mo. USD Term SOFR + 4.50%) 10/6/31	1,347,570	1,302,575
•EMRLD Borrower LP 5.89% (1 mo. USD Term SOFR + 2.25%) 8/4/31	807,185	806,063
•EW Scripps Co. 9.50% (1 mo. USD Term SOFR + 5.75%) 6/30/28	162,780	162,170
=∞FGI Operating Co. LLC 0.00% 12/31/26	74,836	748
•First Advantage Holdings LLC 6.48% (3 mo. USD Term SOFR + 2.75%) 10/31/31	903,699	890,948
•First Student Bidco, Inc.
5.98% (3 mo. USD Term SOFR + 2.25%) 8/15/30	283,725	283,725
5.98% (3 mo. USD Term SOFR + 2.25%) 8/15/30	38,142	38,142
•Graham Packaging Co., Inc. 5.89% (1 mo. USD Term SOFR + 2.25%) 1/26/33	296,590	296,682
•Hertz Corp.
7.43% (3 mo. USD Term SOFR + 3.50%) 6/30/28	719,339	506,810
7.43% (3 mo. USD Term SOFR + 3.50%) 6/30/28	142,703	100,541
•HUB International Ltd. 5.92 - 5.98% (3 mo. USD Term SOFR + 2.25%) 6/20/30	246,352	245,948
•iHeartCommunications, Inc. 9.53% (1 mo. USD Term SOFR + 5.78%) 5/1/29	3,417,475	3,254,735
•Ineos U.S. Finance LLC 6.89% (1 mo. USD Term SOFR + 3.25%) 2/18/30	1,133,127	1,041,344
•Instructure Holdings, Inc. 6.45% (3 mo. USD Term SOFR + 2.75%) 11/13/31	1,120,053	1,045,569
•LABL, Inc. 8.76% (3 mo. USD Term SOFR + 5.00%) 10/30/28	1,110,136	474,006
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•LSF12 Crown U.S. Commercial Bidco LLC 6.62% (1 mo. USD Term SOFR + 3.00%) 12/2/31	1,238,909	$1,241,127
Lsf12 Helix Parent LLC 3.64% 2/10/33	296,544	290,720
•Mauser Packaging Solutions Holding Co. 7.15% (1 mo. USD Term SOFR + 3.50%) 4/15/30	299,700	295,205
•MI Windows & Doors LLC 6.39% (1 mo. USD Term SOFR + 2.75%) 3/28/31	524,175	516,664
Moran Foods LLC
=•6.14% (3 mo. USD Term SOFR + 2.50%) 12/31/28	1,242,246	1,180,134
=•11.02% (3 mo. USD Term SOFR + 7.25%) 12/29/28	9,027,059	1,921,861
=•11.02% (3 mo. USD Term SOFR + 7.25%) 12/29/28	2,722,087	0
=•12.14% (3 mo. USD Term SOFR + 8.50%) 12/31/28	1,169,306	1,110,841
•15.24% (3 mo. USD Term SOFR + 11.50%) 12/31/26	3,271,492	3,107,917
•Nuvei Technologies Corp. 6.14% (1 mo. USD Term SOFR + 2.50%) 11/17/31	1,359,493	1,320,870
•Petco Health & Wellness Co., Inc. 7.98% (3 mo. USD Term SOFR + 4.25%) 2/3/31	771,998	762,024
•PetSmart, Inc. 7.65% (1 mo. USD Term SOFR + 4.00%) 8/18/32	223,859	223,393
•Quikrete Holdings, Inc. 5.89% (1 mo. USD Term SOFR + 2.25%) 2/10/32	1,350,406	1,348,718
•QXO Inc. 5.68% (1 mo. USD Term SOFR + 2.00%) 7/1/33	489,000	487,641
•QXO, Inc. 5.64% (1 mo. USD Term SOFR + 2.00%) 4/30/32	144,788	144,487
Raven Acquisition Holdings LLC
✠3.00% 11/19/31	48,490	47,810
•6.64% (1 mo. USD Term SOFR + 3.00%) 11/19/31	670,373	660,967
•Rocket Software, Inc. 7.39% (1 mo. USD Term SOFR + 3.75%) 11/28/28	800,142	758,671
•Sanmina Corp. 5.39% (1 mo. USD Term SOFR + 1.75%) 10/27/32	781,814	782,791
•Serta Simmons Bedding LLC 11.35% (3 mo. USD Term SOFR + 7.50%) 6/29/28	786,912	735,432
•Star Parent, Inc. 7.73% (3 mo. USD Term SOFR + 4.00%) 9/27/30	410,550	410,878
LVIP JPMorgan High Yield Fund-12

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Station Casinos LLC 5.64% (1 mo. USD Term SOFR + 2.00%) 3/14/31	376,338	$376,063
∞Stonepeak Motion Finco LLC 0.00% 6/24/33	824,194	823,163
•TransDigm, Inc.
6.14% (1 mo. USD Term SOFR + 2.50%) 2/28/31	206,834	206,859
6.14% (1 mo. USD Term SOFR + 2.50%) 8/19/32	530,987	531,051
•U.S. Renal Care, Inc. 8.76% (1 mo. USD Term SOFR + 5.00%) 6/28/28	999,461	980,152
•UKG, Inc. 5.91% (3 mo. USD Term SOFR + 2.25%) 2/10/31	358,640	337,039
•Varsity Brands, Inc. 6.48% (3 mo. USD Term SOFR + 2.75%) 8/26/31	1,459,948	1,461,247
Venator Materials LLC
@6.75% 7/16/26	335,270	268,216
=@•8.07% (3 mo. USD Term SOFR + 4.00%) 10/12/28	706,612	60,062
@•10.75% (3 mo. Prime Rate + 4.00%) 7/16/26	333,839	267,071
•VistaJet Malta Finance PLC 7.44% (3 mo. USD Term SOFR + 3.75%) 4/1/31	888,695	891,583
•VSE Corp. 5.61% (1 mo. USD Term SOFR + 2.00%) 5/5/33	190,982	190,935
•White Cap Buyer LLC 6.89% (1 mo. USD Term SOFR + 3.25%) 10/19/29	1,491,808	1,488,333
Total Loan Agreements (Cost $52,360,045)		50,436,147
U.S. TREASURY OBLIGATIONS–1.52%
U.S. Treasury Notes
4.00% 4/30/32	2,780,000	2,743,404
4.13% 4/30/33	2,785,000	2,754,539
4.25% 5/15/35	2,795,000	2,762,028
Total U.S. Treasury Obligations (Cost $8,198,266)		8,259,971

	Number of Shares
COMMON STOCK–1.25%
=†Ardagh Holdings SA	108,811	745,965
†Clear Channel Outdoor Holdings, Inc.	169,362	409,856
†Envision Healthcare Corp.	16,065	301,219
†Gulfport Energy Corp.	2,323	394,213
†iHeartMedia, Inc. Class A	32,090	137,666
=†Incora Intermediate LLC	28,922	353,426
=†Incora Top Holdco LLC	556	16,980
†Keenova Therapeutics PLC	11,151	1,096,517
†Keenova Therapeutics PLC	16,262	1,599,099
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
†LABL, Inc.	133	$12,580
†Luxco Co. Ltd.	41,490	828,689
=†Moran Foods LLC	8,504,906,715	0
=†MYT Holding LLC	502,370	125,592
National CineMedia, Inc.	46,490	176,662
=†Neiman Marcus Group LLC	483	242
=†NMG Parent LLC	5,708	2,854
†Par Health, Inc.	16,262	112,314
†Par Health, Inc.	11,151	77,014
†Serta Simmons Bedding, Inc.	43,090	371,651
=†Serta SSB Equipment Co.	43,090	0
=†Venator Materials PLC	1,539	11,543
Total Common Stock (Cost $11,623,014)		6,774,082
PREFERRED STOCKS–0.26%
=† ☐Labels Buyer LLC 0.00%	39	32,565
=†MYT Holding LLC 10.00% 6/6/29	1,067,993	1,380,915
Total Preferred Stocks (Cost $879,488)		1,413,480
RIGHTS–0.22%
=†SES SA expiration date 12/31/99	75,556	1,190,007
Total Rights (Cost $0)		1,190,007
WARRANTS–0.01%
=†Audacy, Inc. exp 5/01/27 exercise price $1.00	4,493	4
†Audacy, Inc. exp 12/31/99 exercise price $1.00	3,707	13,345
=†Audacy, Inc. exp 12/31/49 exercise price $1.00	749	1
=†Labels Buyer LLC exp 4/29/33 exercise price $1.00	196	931
Total Warrants (Cost $0)		14,281
MONEY MARKET FUND–1.81%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	9,789,531	9,789,531
Total Money Market Fund (Cost $9,789,531)		9,789,531
INVESTMENT COMPANY—0.00%
Mutual Fund–0.00%
=^Endo GUC Trust 0.00%	56,661	32,580
Total Short-Term Investment (Cost $0)		32,580

LVIP JPMorgan High Yield Fund-13

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.50% (Cost $550,252,347)	$538,547,637

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.50%	2,693,407
NET ASSETS APPLICABLE TO 52,920,689 SHARES OUTSTANDING–100.00%	$541,241,044
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND STANDARD CLASS ($327,140,878 / 31,962,510 Shares)	$10.235
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND SERVICE CLASS ($214,100,166 / 20,958,179 Shares)	$10.216
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$598,863,782
Distributable earnings/(accumulated loss)	(57,622,738)
TOTAL NET ASSETS	$541,241,044

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
@PIK. 100% of the income received was in the form of additional par.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
^Zero coupon security.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

∞Delayed settlement. Interest rate to be determined upon settlement date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
†Non-income producing.
☐Rate is less than 0.01%.

★Includes $5,588,936 payable for securities purchased, $126,674 payable for fund shares redeemed, $27,580 other accrued expenses payable,
$48,490 payable for unfunded loan commitments, $330,255 due to manager and affiliates, $3,197,509 due to custodian, $28,796 payable for audit fee and $18,364 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
LNG–Liquefied Natural Gas
Prime Rate–Interest rate charged by banks to their most credit worthy customers
SOFR–Secured Overnight Financing Rate
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-14

LVIP JPMorgan High Yield Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Interest	$21,816,298
Dividends	2,789
21,819,087
EXPENSES:
Management fees	1,817,509
Distribution fees-Service Class	265,644
Shareholder servicing fees	81,854
Accounting and administration expenses	59,987
Professional fees	39,518
Pricing fees	28,508
Custodian fees	13,487
Reports and statements to shareholders	10,967
Trustees’ fees and expenses	8,602
Consulting fees	3,680
Other	10,343
2,340,099
Less:
Management fees waived	(103,936)
Total operating expenses	2,236,163
NET INVESTMENT INCOME	19,582,924
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	985,464
Net change in unrealized appreciation (depreciation) of:
Investments	(8,951,574)
Foreign currencies	111
Net change in unrealized appreciation (depreciation)	(8,951,463)
NET REALIZED AND UNREALIZED LOSS	(7,965,999)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,616,925
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$19,582,924	$41,643,009
Net realized gain (loss)	985,464	(16,348,112)
Net change in unrealized appreciation (depreciation)	(8,951,463)	31,652,600
Net increase in net assets resulting from operations	11,616,925	56,947,497
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(26,390,638)
Service Class	—	(12,738,702)
	—	(39,129,340)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	25,985,027	63,390,258
Service Class	16,593,766	36,021,040
Reinvestment of dividends and distributions:
Standard Class	—	26,390,638
Service Class	—	12,738,702
	42,578,793	138,540,638
Cost of shares redeemed:
Standard Class	(68,854,974)	(251,875,605)
Service Class	(23,756,991)	(46,746,968)
	(92,611,965)	(298,622,573)
Decrease in net assets derived from capital share transactions	(50,033,172)	(160,081,935)
NET DECREASE IN NET ASSETS	(38,416,247)	(142,263,778)
NET ASSETS:
Beginning of period	579,657,291	721,921,069
End of period	$541,241,044	$579,657,291
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-15

LVIP JPMorgan High Yield Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.022	$9.809	$9.731	$9.133	$10.804	$10.624
Income (loss) from investment operations:
Net investment income[2]	0.353	0.619	0.603	0.548	0.497	0.453
Net realized and unrealized gain (loss)	(0.140)	0.241	0.191	0.524	(1.596)	0.227
Total from investment operations	0.213	0.860	0.794	1.072	(1.099)	0.680
Less dividends and distributions from:
Net investment income	—	(0.647)	(0.716)	(0.474)	(0.572)	(0.499)
Return of capital	—	—	—	—	—	(0.001)
Total dividends and distributions	—	(0.647)	(0.716)	(0.474)	(0.572)	(0.500)
Net asset value, end of period	$10.235	$10.022	$9.809	$9.731	$9.133	$10.804
Total return[3]	2.14%	8.85%	8.09%	11.76%	(10.23% )	6.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$327,141	$362,575	$511,236	$452,632	$439,627	$624,429
Ratio of expenses to average net assets	0.69%	0.68%	0.68%	0.68%	0.67%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.72%	0.72%	0.72%	0.71%	0.70%
Ratio of net investment income to average net assets	7.03%	6.10%	6.01%	5.77%	5.00%	4.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	6.99%	6.06%	5.97%	5.73%	4.96%	4.07%
Portfolio turnover	17%	24%	25%	16%	11%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-16

LVIP JPMorgan High Yield Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.016	$9.803	$9.726	$9.130	$10.798	$10.619
Income (loss) from investment operations:
Net investment income[2]	0.340	0.593	0.576	0.524	0.471	0.424
Net realized and unrealized gain (loss)	(0.140)	0.241	0.192	0.521	(1.594)	0.227
Total from investment operations	0.200	0.834	0.768	1.045	(1.123)	0.651
Less dividends and distributions from:
Net investment income	—	(0.621)	(0.691)	(0.449)	(0.545)	(0.471)
Return of capital	—	—	—	—	—	(0.001)
Total dividends and distributions	—	(0.621)	(0.691)	(0.449)	(0.545)	(0.472)
Net asset value, end of period	$10.216	$10.016	$9.803	$9.726	$9.130	$10.798
Total return[3]	2.00%	8.59%	7.81%	11.49%	(10.46% )	6.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$214,100	$217,082	$210,685	$199,462	$192,503	$250,402
Ratio of expenses to average net assets	0.94%	0.93%	0.93%	0.93%	0.92%	0.91%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.97%	0.97%	0.97%	0.96%	0.95%
Ratio of net investment income to average net assets	6.78%	5.85%	5.76%	5.52%	4.75%	3.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	6.74%	5.81%	5.72%	5.48%	4.71%	3.82%
Portfolio turnover	17%	24%	25%	16%	11%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-17

LVIP JPMorgan High Yield Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan High Yield Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP JPMorgan High Yield Fund-18

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP JPMorgan High Yield Fund is $34,458 and $34,346 respectively.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.00% on the first $150 million of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $150 million.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$22,807
Legal	3,794
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP JPMorgan High Yield Fund-19

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,095 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$273,452
Distribution fees payable to LFD	43,793
Shareholder servicing fees payable to Lincoln Life	13,010
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$83,477,205
Purchases of U.S. government securities	8,196,031
Sales other than U.S. government securities	123,195,526
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$550,252,347
Aggregate unrealized appreciation of investments	$11,242,809
Aggregate unrealized depreciation of investments	(22,947,519)
Net unrealized depreciation of investments	$(11,704,710)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g.,
LVIP JPMorgan High Yield Fund-20

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds
Advertising	$—	$9,198,424	$—	$9,198,424
Aerospace & Defense	—	5,131,421	—	5,131,421
Airlines	—	3,007,747	—	3,007,747
Auto Manufacturers	—	8,004,065	—	8,004,065
Auto Parts & Equipment	—	13,075,165	—	13,075,165
Banks	—	1,071,112	—	1,071,112
Beverages	—	778,895	—	778,895
Building Materials	—	21,218,766	—	21,218,766
Chemicals	—	17,584,582	—	17,584,582
Commercial Services	—	28,473,401	407	28,473,808
Computers	—	5,915,680	—	5,915,680
Cosmetics & Personal Care	—	2,287,796	—	2,287,796
Distribution/Wholesale	—	1,998,420	320,135	2,318,555
Diversified Financial Services	—	4,743,887	—	4,743,887
Electric	—	12,730,750	—	12,730,750
Electrical Components & Equipment	—	2,946,089	—	2,946,089
Electronics	—	6,042,190	—	6,042,190
Engineering & Construction	—	4,613,145	—	4,613,145
Entertainment	—	16,457,175	—	16,457,175
Environmental Control	—	6,646,630	—	6,646,630
Food	—	5,216,249	—	5,216,249
Food Service	—	1,035,920	—	1,035,920
Gas	—	1,225,858	—	1,225,858
Health Care Products	—	4,704,953	—	4,704,953
Health Care Services	—	25,343,627	—	25,343,627
Home Builders	—	215,393	—	215,393
Home Furnishings	—	2,221,132	—	2,221,132
Household Products Wares	—	1,103,715	—	1,103,715
Housewares	—	8,702,258	—	8,702,258
Insurance	—	744,584	—	744,584
Internet	—	6,903,488	—	6,903,488
Iron & Steel	—	4,914,622	—	4,914,622
Leisure Time	—	9,311,995	—	9,311,995
Lodging	—	9,190,742	—	9,190,742
Machinery Construction & Mining	—	3,853,376	—	3,853,376
Machinery Diversified	—	2,372,157	—	2,372,157
Media	—	68,734,176	—	68,734,176
Metal Fabricate & Hardware	—	151,440	—	151,440
Mining	—	3,559,119	—	3,559,119
Miscellaneous Manufacturing	—	281,642	—	281,642
Office Business Equipment	—	543,012	—	543,012
Oil & Gas	—	24,805,655	—	24,805,655
Oil & Gas Services	—	1,683,461	—	1,683,461
Packaging & Containers	—	9,620,321	1,587	9,621,908
Pharmaceuticals	—	9,685,868	—	9,685,868
Pipelines	—	24,240,473	—	24,240,473
Real Estate	—	2,037,796	—	2,037,796
LVIP JPMorgan High Yield Fund-21

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$—	$7,137,577	$—	$7,137,577
Retail	—	10,766,402	— *	10,766,402
Semiconductors	—	6,507,104	—	6,507,104
Software	—	9,084,683	—	9,084,683
Telecommunications	—	21,519,478	—	21,519,478
Transportation	—	971,813	—	971,813
Loan Agreements	—	46,069,743	4,366,404	50,436,147
U.S. Treasury Obligations	—	8,259,971	—	8,259,971
Common Stock	1,118,397	4,399,083	1,256,602	6,774,082
Preferred Stocks	—	—	1,413,480	1,413,480
Rights	—	—	1,190,007	1,190,007
Warrants	—	13,345	936	14,281
Money Market Fund	9,789,531	—	—	9,789,531
Mutual Fund	—	—	32,580	32,580
Total Investments	$10,907,928	$519,057,571	$8,582,138	$538,547,637

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
For the six months ended June 30, 2026, transfers in and out of level 3 were the result of changes in the transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain valuation inputs used by pricing services or the valuation designee, as applicable, in determining fair value. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2026. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund’s securities.
Asset Type	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$1,256,602	Indicative Market Quote	Broker Quote	$0.25 - $7.50 ($5.91)
		Enterprise Value	Expected Recovery - Terms of Restructuring	$0.00 - $30.54 ($12.77)
		Enterprise Value	Expected Recovery - Discount (b)	60% (N/A)
Corporate Bonds	$322,129	Enterprise Value	Expected Recovery - Terms of Restructuring	$0.00 - $48.91 ($48.85)
		Enterprise Value	Expected Recovery - Discount (b)	60% (N/A)
		Pricing Service	Evaluated Pricing plus conversion	#
Preferred Stocks	$1,413,480	Indicative Market Quote	Broker Quote	$1.293 (N/A)
		Pricing Service	Evaluated Pricing plus conversion	#
Loan Agreements	$4,366,404	Enterprise Value	Expected Recovery - Terms of Restructuring	$0.00 - $100.00 ($62.91)
		Pricing Service	Last Price - Stale	#
Investment Company	$32,580	Indicative Market Quote	Broker Quote	$0.575 (N/A)
Rights	$1,190,007	Indicative Market Quote	Broker Quote	$15.75 (N/A)
Warrants	$936	Indicative Market Qu	Broker Quote	$0.00 (N/A)
		Enterprise Value	Expected Recovery - Terms of Restructuring	$4.75 (N/A)
Total	$8,582,138
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
LVIP JPMorgan High Yield Fund-22

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2025	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/26	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/26
Common Stock	$1,443,398	$—	$—	$—	$—	$—	$—	$—	$(186,796)	$1,256,602	$(186,796)
Corporate Bonds	275,280	—	190,000	(855,189)	710,668	—	69,077	855,189	(922,896)	322,129	(922,896)
Loan Agreements	6,758,634	—	6,521,745	(5,464,204)	133,582	(3,107,917)	1,378,161	(422,775)	(1,430,822)	4,366,404	(761,658)
Mutual Fund	32,580	—	—	—	—	—	—	—	—	32,580	—
Preferred Stocks	1,353,147	—	—	—	—	—	—	—	60,333	1,413,480	60,333
Rights	1,180,563	—	—	—	—	—	—	—	9,444	1,190,007	9,445
Warrants	82	—	—	—	—	—	—	—	854	936	855
Total	$11,043,684	$—	$6,711,745	$(6,319,393)	$844,250	(3,107,917)$	$1,447,238	$432,414	$(2,469,883)	$8,582,138	$(1,800,717)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	2,566,085	6,200,351
Service Class	1,640,549	3,554,706
Shares reinvested:
Standard Class	—	2,650,612
Service Class	—	1,280,095
	4,206,634	13,685,764
Shares redeemed:
Standard Class	(6,780,534)	(24,794,570)
Service Class	(2,356,700)	(4,651,948)
	(9,137,234)	(29,446,518)
Net decrease	(4,930,600)	(15,760,754)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
LVIP JPMorgan High Yield Fund-23

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan High Yield Fund-24

LVIP JPMorgan Mid Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP JPMorgan Mid Cap Value Fund

LVIP JPMorgan Mid Cap Value Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.83%
Aerospace & Defense–1.44%
L3Harris Technologies, Inc.	7,897	$2,294,789
Woodward, Inc.	4,953	2,107,205
		4,401,994
Automobiles–0.60%
Ford Motor Co.	132,063	1,835,676
		1,835,676
Banks–3.13%
First Citizens BancShares, Inc. Class A	2,241	4,663,050
M&T Bank Corp.	20,569	4,895,628
		9,558,678
Beverages–1.02%
Keurig Dr. Pepper, Inc.	60,407	1,977,121
Molson Coors Beverage Co. Class B	29,466	1,147,995
		3,125,116
Building Products–1.48%
Masco Corp.	29,183	2,374,621
Owens Corning	13,576	2,158,041
		4,532,662
Capital Markets–4.20%
Ameriprise Financial, Inc.	10,730	4,922,495
Nasdaq, Inc.	27,712	2,184,260
Raymond James Financial, Inc.	22,253	3,383,123
State Street Corp.	13,772	2,335,731
		12,825,609
Chemicals–2.05%
DuPont de Nemours, Inc.	11,973	1,624,018
LyondellBasell Industries NV Class A	26,127	1,375,586
RPM International, Inc.	29,228	3,248,692
		6,248,296
Commercial Services & Supplies–1.00%
Veralto Corp.	34,461	3,056,001
		3,056,001
Construction Materials–0.91%
Martin Marietta Materials, Inc.	4,832	2,786,614
		2,786,614
Consumer Staples Distribution & Retail–1.46%
Albertsons Cos., Inc. Class A	230,267	3,115,513
†U.S. Foods Holding Corp.	13,244	1,354,199
		4,469,712
Containers & Packaging–4.38%
Ball Corp.	45,357	2,830,277
Crown Holdings, Inc.	20,790	2,324,738
Packaging Corp. of America	11,913	2,838,629
Silgan Holdings, Inc.	116,048	5,383,467
		13,377,111
Distributors–0.65%
Genuine Parts Co.	16,819	1,984,306
		1,984,306
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–2.23%
PG&E Corp.	187,719	$3,157,433
Xcel Energy, Inc.	45,552	3,657,826
		6,815,259
Electrical Equipment–3.96%
Acuity, Inc.	9,609	3,619,326
AMETEK, Inc.	21,124	5,110,741
Hubbell, Inc.	6,410	3,353,712
		12,083,779
Electronic Equipment, Instruments & Components–4.86%
CDW Corp.	31,391	4,414,830
Jabil, Inc.	10,579	4,077,993
†Teledyne Technologies, Inc.	3,428	2,286,133
†Zebra Technologies Corp. Class A	15,433	4,062,892
		14,841,848
Energy Equipment & Services–0.85%
Baker Hughes Co.	46,994	2,608,167
		2,608,167
Financial Services–2.64%
Fidelity National Information Services, Inc.	128,155	4,982,667
MGIC Investment Corp.	108,766	3,067,201
		8,049,868
Food Products–1.21%
Hershey Co.	11,512	2,019,780
†Post Holdings, Inc.	18,830	1,661,936
		3,681,716
Ground Transportation–1.18%
JB Hunt Transport Services, Inc.	12,467	3,608,324
		3,608,324
Health Care Equipment & Supplies–3.28%
Becton Dickinson & Co.	13,366	2,022,677
GE HealthCare Technologies, Inc.	75,020	4,802,030
†Globus Medical, Inc. Class A	40,433	3,194,611
		10,019,318
Health Care Providers & Services–5.41%
Cencora, Inc.	14,253	4,033,314
Chemed Corp.	4,125	1,921,177
†Henry Schein, Inc.	44,009	3,675,632
Humana, Inc.	5,878	2,334,859
Quest Diagnostics, Inc.	21,581	4,574,093
		16,539,075
Health Care REITs–1.74%
Healthpeak Properties, Inc.	248,048	5,308,227
		5,308,227
Hotels, Restaurants & Leisure–1.54%
Darden Restaurants, Inc.	12,412	2,556,996
Royal Caribbean Cruises Ltd.	6,753	2,144,280
		4,701,276
Household Durables–1.19%
†Mohawk Industries, Inc.	13,173	1,598,280
Toll Brothers, Inc.	12,316	2,029,061
		3,627,341
LVIP JPMorgan Mid Cap Value Fund-1

LVIP JPMorgan Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–4.63%
†Arch Capital Group Ltd.	26,364	$2,558,890
Brown & Brown, Inc.	41,960	2,691,734
Hartford Insurance Group, Inc.	29,768	3,944,855
Loews Corp.	38,244	4,329,603
W.R. Berkley Corp.	8,751	617,208
		14,142,290
IT Services–1.03%
Cognizant Technology Solutions Corp. Class A	58,133	2,251,491
†GoDaddy, Inc. Class A	10,563	896,588
		3,148,079
Life Sciences Tools & Services–2.32%
†IQVIA Holdings, Inc.	36,628	7,077,262
		7,077,262
Machinery–5.39%
Dover Corp.	19,923	4,468,330
ITT, Inc.	14,198	2,807,797
Lincoln Electric Holdings, Inc.	12,939	3,435,434
†Middleby Corp.	23,833	4,099,514
Nordson Corp.	5,477	1,652,356
		16,463,431
Media–1.86%
†Charter Communications, Inc. Class A	7,724	1,098,430
Omnicom Group, Inc.	62,880	4,579,550
		5,677,980
Metals & Mining–0.76%
Alcoa Corp.	11,080	577,711
Steel Dynamics, Inc.	7,627	1,750,092
		2,327,803
Multi-Utilities–4.54%
CMS Energy Corp.	49,600	3,794,400
NiSource, Inc.	73,389	3,489,647
Sempra	30,803	2,855,746
WEC Energy Group, Inc.	31,876	3,722,161
		13,861,954
Oil, Gas & Consumable Fuels–5.56%
Cheniere Energy, Inc.	15,313	3,659,960
Devon Energy Corp.	60,610	2,504,405
Diamondback Energy, Inc.	10,641	1,870,475
EQT Corp.	53,113	2,824,018
Kinder Morgan, Inc.	117,871	3,768,336
Marathon Petroleum Corp.	9,207	2,353,954
		16,981,148
Passenger Airlines–1.02%
Delta Air Lines, Inc.	33,186	3,108,201
		3,108,201
Pharmaceuticals–0.87%
†Jazz Pharmaceuticals PLC	11,049	2,662,478
		2,662,478
Professional Services–0.55%
†FTI Consulting, Inc.	11,243	1,675,319
		1,675,319
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.85%
†CBRE Group, Inc. Class A	19,249	$2,592,648
		2,592,648
Residential REITs–1.01%
AvalonBay Communities, Inc.	16,420	3,098,290
		3,098,290
Retail REITs–0.86%
Regency Centers Corp.	32,915	2,624,642
		2,624,642
Semiconductors & Semiconductor Equipment–2.84%
MKS, Inc.	15,014	6,678,227
†ON Semiconductor Corp.	21,186	2,002,925
		8,681,152
Software–1.34%
†Workday, Inc. Class A	6,840	837,353
†Zoom Communications, Inc. Class A	37,557	3,241,544
		4,078,897
Specialized REITs–3.24%
Crown Castle, Inc.	29,758	2,253,573
Gaming & Leisure Properties, Inc.	29,165	1,298,717
Public Storage	9,138	2,908,717
SBA Communications Corp.	19,425	3,427,736
		9,888,743
Specialty Retail–2.63%
†AutoZone, Inc.	972	3,106,454
Ross Stores, Inc.	6,511	1,385,866
Tractor Supply Co.	65,797	2,079,843
†Ulta Beauty, Inc.	3,231	1,457,117
		8,029,280
Technology Hardware, Storage & Peripherals–0.81%
Hewlett Packard Enterprise Co.	54,755	2,469,998
		2,469,998
Textiles, Apparel & Luxury Goods–1.23%
†Lululemon Athletica, Inc.	9,553	1,090,761
Ralph Lauren Corp.	6,648	2,668,574
		3,759,335
Trading Companies & Distributors–1.63%
Ferguson Enterprises, Inc.	10,611	2,518,309
United Rentals, Inc.	2,171	2,459,504
		4,977,813
Water Utilities–0.45%
Essential Utilities, Inc.	36,210	1,387,205
		1,387,205
Total Common Stock (Cost $208,872,905)		298,799,921

LVIP JPMorgan Mid Cap Value Fund-2

LVIP JPMorgan Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–4.07%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	12,413,048	$12,413,048
Total Money Market Fund (Cost $12,413,048)		12,413,048

TOTAL INVESTMENTS–101.90% (Cost $221,285,953)	311,212,969
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.90%)	(5,790,647)
NET ASSETS APPLICABLE TO 30,437,124 SHARES OUTSTANDING–100.00%	$305,422,322
NET ASSET VALUE PER SHARE–LVIP JPMORGAN MID CAP VALUE FUND STANDARD CLASS ($249,068,744 / 24,796,606 Shares)	$10.044
NET ASSET VALUE PER SHARE–LVIP JPMORGAN MID CAP VALUE FUND SERVICE CLASS ($56,353,578 / 5,640,518 Shares)	$9.991
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$143,822,075
Distributable earnings/(accumulated loss)	161,600,247
TOTAL NET ASSETS	$305,422,322

†Non-income producing.

★Includes $6,303,544 payable for securities purchased, $136,047 payable for fund shares redeemed, $7,229 other accrued expenses payable,
$177,670 due to manager and affiliates, $14,098 payable for audit fee and $9,936 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-3

LVIP JPMorgan Mid Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends	$2,572,448
EXPENSES:
Management fees	960,461
Distribution fees-Service Class	62,869
Shareholder servicing fees	42,851
Accounting and administration expenses	34,215
Professional fees	21,286
Custodian fees	7,038
Reports and statements to shareholders	6,499
Trustees’ fees and expenses	4,286
Consulting fees	2,644
Pricing fees	725
Other	7,608
Total operating expenses	1,150,482
NET INVESTMENT INCOME	1,421,966
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	30,008,953
Net change in unrealized appreciation (depreciation) of investments	1,060,615
NET REALIZED AND UNREALIZED GAIN	31,069,568
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,491,534
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Mid Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,421,966	$2,969,634
Net realized gain	30,008,953	43,175,055
Net change in unrealized appreciation (depreciation)	1,060,615	(32,424,065)
Net increase in net assets resulting from operations	32,491,534	13,720,624
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(30,418,038)
Service Class	—	(4,593,979)
	—	(35,012,017)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,712,704	32,195,567
Service Class	8,381,961	24,870,648
Reinvestment of dividends and distributions:
Standard Class	—	30,418,038
Service Class	—	4,593,979
	23,094,665	92,078,232
Cost of shares redeemed:
Standard Class	(47,435,231)	(60,422,632)
Service Class	(2,912,957)	(2,932,334)
	(50,348,188)	(63,354,966)
Increase (decrease) in net assets derived from capital share transactions	(27,253,523)	28,723,266
NET INCREASE IN NET ASSETS	5,238,011	7,431,873
NET ASSETS:
Beginning of period	300,184,311	292,752,438
End of period	$305,422,322	$300,184,311
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-4

LVIP JPMorgan Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Mid Cap Value Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$9.012	$9.746	$10.173	$10.430	$13.34	$10.89
Income (loss) from investment operations:
Net investment income[3]	0.047	0.100	0.112	0.133	0.13	0.11
Net realized and unrealized gain (loss)	0.985	0.340	1.328	0.852	(1.14)	3.11
Total from investment operations	1.032	0.440	1.440	0.985	(1.01)	3.22
Less dividends and distributions from:
Net investment income	—	(0.101)	(0.120)	(0.320)	(0.12)	(0.12)
Net realized gain	—	(1.073)	(1.747)	(0.922)	(1.78)	(0.65)
Total dividends and distributions	—	(1.174)	(1.867)	(1.242)	(1.90)	(0.77)
Net asset value, end of period	$10.044	$9.012	$9.746	$10.173	$10.43	$13.34
Total return[4]	11.46%	4.72%	14.29%	10.91%	(8.16% )	29.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$249,069	$254,736	$271,021	$275,064	$448,170	$529,038
Ratio of expenses to average net assets	0.74%	0.74%	0.73%	0.74% [5]	0.77% [5]	0.76% [5]
Ratio of net investment income to average net assets	1.00%	1.05%	1.07%	1.34%	1.19%	0.86%
Portfolio turnover	46%	64%	35%	14%	22%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Mid Cap Value Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Mid Cap Value Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-5

LVIP JPMorgan Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Mid Cap Value Fund Service Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended		5/1/23[1] to 12/31/23
		12/31/25	12/31/24
Net asset value, beginning of period	$8.975	$9.718	$10.159	$9.310
Income from investment operations:
Net investment income[3]	0.035	0.075	0.084	0.070
Net realized and unrealized gain	0.981	0.339	1.328	0.959
Total from investment operations	1.016	0.414	1.412	1.029
Less dividends and distributions from:
Net investment income	—	(0.084)	(0.106)	(0.180)
Net realized gain	—	(1.073)	(1.747)	—
Total dividends and distributions	—	(1.157)	(1.853)	(0.180)
Net asset value, end of period	$9.991	$8.975	$9.718	$10.159
Total return[4]	11.32%	4.45%	14.02%	11.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$56,354	$45,448	$21,731	$4,328
Ratio of expenses to average net assets	0.99%	0.99%	0.98%	0.99%
Ratio of net investment income to average net assets	0.75%	0.80%	0.82%	1.09%
Portfolio turnover	46%	64%	35%	14%

[1]	Date of commencement of operations of Service Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-6

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Mid Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts
LVIP JPMorgan Mid Cap Value Fund-7

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
(“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $13,201 for the six months ended June 30, 2026. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$11,759
Legal	1,956
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $202 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$159,439
Distribution fees payable to LFD	11,118
Shareholder servicing fees payable to Lincoln Life	7,113
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP JPMorgan Mid Cap Value Fund-8

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$134,355,123
Sales	160,765,932
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$221,285,953
Aggregate unrealized appreciation of investments	$99,411,081
Aggregate unrealized depreciation of investments	(9,484,065)
Net unrealized appreciation of investments	$89,927,016
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$298,799,921	$—	$—	$298,799,921
Money Market Fund	12,413,048	—	—	12,413,048
Total Investments	$311,212,969	$—	$—	$311,212,969
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan Mid Cap Value Fund-9

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	1,555,274	3,383,020
Service Class	883,664	2,620,452
Shares reinvested:
Standard Class	—	3,396,654
Service Class	—	515,619
	2,438,938	9,915,745
Shares redeemed:
Standard Class	(5,025,765)	(6,319,822)
Service Class	(307,139)	(308,254)
	(5,332,904)	(6,628,076)
Net increase (decrease)	(2,893,966)	3,287,669
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP JPMorgan Mid Cap Value Fund-10

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Mid Cap Value Fund-11

LVIP JPMorgan Retirement Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP JPMorgan Retirement Income Fund

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.97%
Equity Funds–23.58%
JPMorgan BetaBuilders MSCI U.S. REIT ETF	3,644	$390,892
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	44,658	5,682,284
✧JPMorgan Equity Index Fund	250,078	28,106,323
JPMorgan Realty Income ETF	22,812	1,190,330
✧JPMorgan Small Cap Equity Fund	30,785	1,587,580
✧JPMorgan Small Cap Growth Fund	27,561	791,263
✧JPMorgan Small Cap Value Fund	22,570	785,651
✧JPMorgan U.S. Equity Fund	331,128	9,344,435
		47,878,758
Fixed Income Funds–57.03%
✧JPMorgan Core Bond Fund	7,867,178	80,953,268
✧JPMorgan High Yield Fund	3,791,013	24,755,314
JPMorgan Inflation Managed Bond ETF	210,370	10,087,242
		115,795,824
Global Equity Fund–4.02%
JPMorgan Global Select Equity ETF	114,607	8,162,311
		8,162,311
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–12.53%
JPMorgan ActiveBuilders Emerging Markets Equity ETF	59,740	$3,816,191
JPMorgan BetaBuilders International Equity ETF	57,056	4,454,932
✧JPMorgan Emerging Markets Equity Fund	27,556	1,532,659
✧JPMorgan Emerging Markets Research Enhanced Equity Fund	84,952	2,259,721
✧JPMorgan International Equity Fund	226,720	5,475,288
JPMorgan International Research Enhanced Equity ETF	95,823	7,904,439
		25,443,230
Money Market Fund–2.81%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 3.82%)	5,710,948	5,710,948
		5,710,948
Total Investment Companies (Cost $167,502,180)		202,991,071

TOTAL INVESTMENTS–99.97% (Cost $167,502,180)	202,991,071
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	58,066
NET ASSETS APPLICABLE TO 14,120,346 SHARES OUTSTANDING–100.00%	$203,049,137
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND STANDARD CLASS ($166,652,792 / 11,584,442 Shares)	$14.386
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND SERVICE CLASS ($36,396,345 / 2,535,904 Shares)	$14.352
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$161,309,146
Distributable earnings/(accumulated loss)	41,739,991
TOTAL NET ASSETS	$203,049,137

✧Class R-6 shares.

★Includes $4,413 expense reimbursement receivable from Lincoln Financial Investments Corporation, $877,108 payable for securities purchased, $69,000 payable for fund shares redeemed, $5,957 other accrued expenses payable, $62,458 due to manager and affiliates,
$20,197 payable for audit fee and $10,458 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-1

LVIP JPMorgan Retirement Income Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends	$3,059,123
EXPENSES:
Management fees	755,350
Distribution fees-Service Class	44,565
Accounting and administration expenses	29,716
Shareholder servicing fees	29,207
Professional fees	26,312
Reports and statements to shareholders	7,442
Trustees’ fees and expenses	2,918
Consulting fees	2,822
Custodian fees	2,711
Pricing fees	237
Other	2,821
904,101
Less:
Management fees waived	(453,210)
Expenses reimbursed	(23,615)
Total operating expenses	427,276
NET INVESTMENT INCOME	2,631,847
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	4,233,383
Net change in unrealized appreciation (depreciation) of investments	3,581,394
NET REALIZED AND UNREALIZED GAIN	7,814,777
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,446,624
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Retirement Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,631,847	$6,137,020
Net realized gain	4,233,383	4,023,702
Net change in unrealized appreciation (depreciation)	3,581,394	12,587,826
Net increase in net assets resulting from operations	10,446,624	22,748,548
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,092,499)
Service Class	—	(1,023,975)
	—	(6,116,474)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,437,446	9,043,172
Service Class	3,918,949	5,966,306
Reinvestment of dividends and distributions:
Standard Class	—	5,092,499
Service Class	—	1,023,975
	7,356,395	21,125,952
Cost of shares redeemed:
Standard Class	(13,579,166)	(24,875,184)
Service Class	(5,662,037)	(7,770,087)
	(19,241,203)	(32,645,271)
Decrease in net assets derived from capital share transactions	(11,884,808)	(11,519,319)
NET INCREASE (DECREASE) IN NET ASSETS	(1,438,184)	5,112,755
NET ASSETS:
Beginning of period	204,487,321	199,374,566
End of period	$203,049,137	$204,487,321
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-2

LVIP JPMorgan Retirement Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.662	$12.566	$12.014	$11.151	$13.564	$13.267
Income (loss) from investment operations:
Net investment income[2]	0.184	0.412	0.409	0.358	0.291	0.245
Net realized and unrealized gain (loss)	0.540	1.109	0.547	0.933	(2.107)	0.532
Total from investment operations	0.724	1.521	0.956	1.291	(1.816)	0.777
Less dividends and distributions from:
Net investment income	—	(0.425)	(0.404)	(0.428)	(0.241)	(0.312)
Net realized gain	—	—	—	—	(0.356)	(0.168)
Total dividends and distributions	—	(0.425)	(0.404)	(0.428)	(0.597)	(0.480)
Net asset value, end of period	$14.386	$13.662	$12.566	$12.014	$11.151	$13.564
Total return[3]	5.30%	12.10%	7.96%	11.60%	(13.33% )	5.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$166,653	$168,157	$165,166	$173,857	$146,449	$170,271
Ratio of expenses to average net assets[4]	0.38%	0.38%	0.38%	0.38%	0.41%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.85%	0.85%	0.85%	0.85%	0.87%	0.87%
Ratio of net investment income to average net assets	2.66% [5]	3.11%	3.25%	3.07%	2.42%	1.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.19% [5]	2.64%	2.78%	2.60%	1.96%	1.45%
Portfolio turnover	7%	13%	20%	17%	70%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-3

LVIP JPMorgan Retirement Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.647	$12.554	$12.003	$11.140	$13.552	$13.256
Income (loss) from investment operations:
Net investment income[2]	0.167	0.379	0.377	0.329	0.260	0.211
Net realized and unrealized gain (loss)	0.538	1.105	0.546	0.930	(2.105)	0.531
Total from investment operations	0.705	1.484	0.923	1.259	(1.845)	0.742
Less dividends and distributions from:
Net investment income	—	(0.391)	(0.372)	(0.396)	(0.211)	(0.278)
Net realized gain	—	—	—	—	(0.356)	(0.168)
Total dividends and distributions	—	(0.391)	(0.372)	(0.396)	(0.567)	(0.446)
Net asset value, end of period	$14.352	$13.647	$12.554	$12.003	$11.140	$13.552
Total return[3]	5.17%	11.82%	7.70%	11.32%	(13.55% )	5.60%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,396	$36,330	$34,209	$32,928	$55,246	$62,363
Ratio of expenses to average net assets[4]	0.63%	0.63%	0.63%	0.63%	0.66%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.10%	1.10%	1.10%	1.10%	1.12%	1.12%
Ratio of net investment income to average net assets	2.41% [5]	2.86%	3.00%	2.82%	2.17%	1.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.94% [5]	2.39%	2.53%	2.35%	1.71%	1.20%
Portfolio turnover	7%	13%	20%	17%	70%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-4

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Retirement Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests a substantial portion of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), advised by J.P. Morgan or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation (LFI). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest directly in individual securities and other financial instruments, including derivatives. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek to provide current income and some capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP JPMorgan Retirement Income Fund-5

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.45% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.38% of the Fund’s average daily net assets for the Standard Class and 0.63% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$49,718	$33,100	$45,214	$128,032
J.P. Morgan Investment Management, Inc. (“JPM”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPM a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$8,018
Legal	1,334
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,540 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP JPMorgan Retirement Income Fund-6

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$4,413
Management fees payable to LFI	49,779
Distribution fees payable to LFD	7,278
Printing and mailing fees payable to Lincoln Life	589
Shareholder servicing fees payable to Lincoln Life	4,812
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$13,566,491
Sales	22,761,507
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$167,502,180
Aggregate unrealized appreciation of investments	$36,859,833
Aggregate unrealized depreciation of investments	(1,370,942)
Net unrealized appreciation of investments	$35,488,891
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Retirement Income Fund-7

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$202,991,071	$—	$—	$202,991,071
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	247,424	672,683
Service Class	277,991	452,207
Shares reinvested:
Standard Class	—	371,743
Service Class	—	74,837
	525,415	1,571,470
Shares redeemed:
Standard Class	(971,609)	(1,879,373)
Service Class	(404,222)	(589,771)
	(1,375,831)	(2,469,144)
Net decrease	(850,416)	(897,674)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Retirement Income Fund-8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.33%
Aerospace & Defense–1.88%
†ATI, Inc.	1,849	$364,438
Carpenter Technology Corp.	155	95,610
General Electric Co.	1,867	697,754
HEICO Corp. Class A	484	124,828
Huntington Ingalls Industries, Inc.	599	167,654
L3Harris Technologies, Inc.	11,018	3,201,721
RTX Corp.	4,902	930,056
Textron, Inc.	12,371	1,134,792
TransDigm Group, Inc.	352	468,878
Woodward, Inc.	5,295	2,252,705
		9,438,436
Air Freight & Logistics–0.09%
FedEx Corp.	1,306	408,948
†GXO Logistics, Inc.	1,213	61,499
		470,447
Automobiles–0.56%
Ford Motor Co.	200,861	2,791,968
		2,791,968
Banks–3.40%
Bank of America Corp.	33,138	1,888,203
Citigroup, Inc.	8,358	1,169,786
Citizens Financial Group, Inc.	12,964	908,387
East West Bancorp, Inc.	672	86,748
Fifth Third Bancorp	3,148	177,453
First Citizens BancShares, Inc. Class A	2,447	5,091,693
First Horizon Corp.	2,412	61,844
FNB Corp.	1,494	28,506
M&T Bank Corp.	21,911	5,215,037
Pinnacle Financial Partners, Inc.	3,297	332,601
Popular, Inc.	4,812	790,034
Southstate Bank Corp.	804	80,320
Webster Financial Corp.	388	29,651
Wells Fargo & Co.	13,106	1,083,080
Wintrust Financial Corp.	760	122,147
		17,065,490
Beverages–0.92%
†Celsius Holdings, Inc.	3,144	92,056
Coca-Cola Co.	9,395	763,532
Keurig Dr. Pepper, Inc.	63,762	2,086,930
Molson Coors Beverage Co. Class B	31,269	1,218,240
PepsiCo, Inc.	3,509	475,119
		4,635,877
Biotechnology–0.98%
AbbVie, Inc.	2,973	748,126
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Alnylam Pharmaceuticals, Inc.	565	$170,082
†Arrowhead Pharmaceuticals, Inc.	1,729	140,931
†BioMarin Pharmaceutical, Inc.	2,276	130,233
†Caris Life Sciences, Inc.	5,953	106,082
†Exelixis, Inc.	2,859	155,558
Gilead Sciences, Inc.	4,421	558,549
†Incyte Corp.	4,033	457,181
†Insmed, Inc.	914	97,451
†Moderna, Inc.	3,478	243,564
†Natera, Inc.	1,313	356,414
†Neurocrine Biosciences, Inc.	3,272	551,446
Regeneron Pharmaceuticals, Inc.	763	475,761
†Revolution Medicines, Inc.	2,053	384,486
†Roivant Sciences Ltd.	9,607	339,992
		4,915,856
Broadline Retail–1.22%
†Amazon.com, Inc.	23,728	5,655,331
†Coupang, Inc.	10,134	176,028
eBay, Inc.	2,348	262,389
		6,093,748
Building Products–1.12%
Armstrong World Industries, Inc.	580	93,043
Masco Corp.	31,197	2,538,500
Owens Corning	16,353	2,599,473
Trane Technologies PLC	773	379,667
		5,610,683
Capital Markets–4.39%
Affiliated Managers Group, Inc.	734	248,386
Ameriprise Financial, Inc.	11,593	5,318,405
Bank of New York Mellon Corp.	8,677	1,254,781
Cboe Global Markets, Inc.	1,198	290,719
Charles Schwab Corp.	6,334	584,438
CME Group, Inc.	2,130	470,368
†Coinbase Global, Inc. Class A	2,434	355,826
Evercore, Inc. Class A	195	66,581
Goldman Sachs Group, Inc.	942	952,710
Interactive Brokers Group, Inc. Class A	5,624	489,513
Invesco Ltd.	1,805	47,634
Janus Henderson Group PLC	5,557	288,686
LPL Financial Holdings, Inc.	421	118,587
Morgan Stanley	5,089	1,063,804
MSCI, Inc.	498	278,900
Nasdaq, Inc.	38,960	3,070,827
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Raymond James Financial, Inc.	23,562	$3,582,131
†Robinhood Markets, Inc. Class A	1,453	145,707
S&P Global, Inc.	918	373,865
State Street Corp.	17,528	2,972,749
Virtu Financial, Inc. Class A	991	59,034
		22,033,651
Chemicals–1.97%
†Axalta Coating Systems Ltd.	9,205	314,995
Celanese Corp.	2,890	132,940
CF Industries Holdings, Inc.	752	81,412
Corteva, Inc.	4,741	401,515
DuPont de Nemours, Inc.	17,381	2,357,559
Eastman Chemical Co.	501	33,557
Ecolab, Inc.	1,131	315,108
Element Solutions, Inc.	7,345	350,724
International Flavors & Fragrances, Inc.	3,575	283,211
Linde PLC	1,236	641,410
LyondellBasell Industries NV Class A	27,398	1,442,505
PPG Industries, Inc.	515	62,464
RPM International, Inc.	31,249	3,473,326
		9,890,726
Commercial Services & Supplies–0.79%
†Clean Harbors, Inc.	208	62,140
Republic Services, Inc.	2,908	619,637
Veralto Corp.	36,839	3,266,882
		3,948,659
Communications Equipment–0.26%
†Ciena Corp.	771	378,221
†F5, Inc.	326	135,603
†Lumentum Holdings, Inc.	565	484,804
Motorola Solutions, Inc.	786	326,418
		1,325,046
Construction & Engineering–0.34%
†MasTec, Inc.	2,261	940,712
Quanta Services, Inc.	1,034	744,521
WillScot Holdings Corp.	741	21,385
		1,706,618
Construction Materials–0.70%
Martin Marietta Materials, Inc.	5,619	3,240,477
Vulcan Materials Co.	972	286,750
		3,527,227
Consumer Finance–0.30%
Ally Financial, Inc.	13,619	625,793
American Express Co.	524	177,243
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
SLM Corp.	3,342	$86,691
Synchrony Financial	7,779	591,593
		1,481,320
Consumer Staples Distribution & Retail–1.61%
Albertsons Cos., Inc. Class A	243,500	3,294,555
Casey's General Stores, Inc.	452	359,245
Costco Wholesale Corp.	406	379,801
Dollar General Corp.	1,924	221,472
Kroger Co.	3,067	170,310
†Maplebear, Inc.	6,834	323,590
†Performance Food Group Co.	2,169	242,472
†U.S. Foods Holding Corp.	20,751	2,121,790
Walmart, Inc.	8,592	973,130
		8,086,365
Containers & Packaging–2.95%
Amcor PLC	5,401	234,134
Ball Corp.	50,935	3,178,344
Crown Holdings, Inc.	22,904	2,561,125
Packaging Corp. of America	12,747	3,037,355
Silgan Holdings, Inc.	123,018	5,706,805
Smurfit Westrock PLC	1,070	49,498
		14,767,261
Distributors–0.42%
Genuine Parts Co.	17,749	2,094,027
		2,094,027
Diversified Consumer Services–0.17%
ADT, Inc.	47,598	309,387
†Duolingo, Inc.	513	59,005
†Grand Canyon Education, Inc.	1,432	204,933
H&R Block, Inc.	5,509	209,783
†Liberty Live Holdings, Inc. Class C	578	61,060
		844,168
Diversified Telecommunication Services–0.20%
AT&T, Inc.	21,720	449,604
Comcast Corp. Class A	17,978	441,360
Iridium Communications, Inc.	1,879	103,063
		994,027
Electric Utilities–2.23%
Entergy Corp.	5,575	640,344
NextEra Energy, Inc.	10,168	892,445
NRG Energy, Inc.	502	73,322
PG&E Corp.	289,706	4,872,855
Southern Co.	8,459	809,611
Xcel Energy, Inc.	48,482	3,893,105
		11,181,682
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–2.77%
Acuity, Inc.	10,198	$3,841,179
AMETEK, Inc.	22,582	5,463,489
Eaton Corp. PLC	507	216,043
GE Vernova, Inc.	380	446,447
Hubbell, Inc.	6,828	3,572,409
nVent Electric PLC	2,083	353,298
		13,892,865
Electronic Equipment, Instruments & Components–3.54%
†Arrow Electronics, Inc.	1,628	347,432
CDW Corp.	33,363	4,692,172
†Coherent Corp.	927	365,674
Corning, Inc.	1,780	454,665
Jabil, Inc.	11,982	4,618,821
†Teledyne Technologies, Inc.	4,062	2,708,948
Vontier Corp.	7,717	223,793
†Zebra Technologies Corp. Class A	16,396	4,316,411
		17,727,916
Energy Equipment & Services–0.89%
Baker Hughes Co.	63,123	3,503,327
Halliburton Co.	17,535	595,313
TechnipFMC PLC	5,554	368,230
		4,466,870
Entertainment–0.42%
Electronic Arts, Inc.	556	114,002
†Liberty Media Corp.-Liberty Formula One Class A	2,380	208,345
†Netflix, Inc.	4,749	339,079
†ROBLOX Corp. Class A	3,907	212,463
†Roku, Inc.	1,776	245,337
†Take-Two Interactive Software, Inc.	2,375	593,702
†Warner Bros Discovery, Inc.	14,360	382,837
		2,095,765
Financial Services–2.29%
†Berkshire Hathaway, Inc. Class B	2,840	1,421,108
†Chime Financial, Inc. Class A	12,869	263,557
Corebridge Financial, Inc.	6,405	183,375
Equitable Holdings, Inc.	760	33,349
Fidelity National Information Services, Inc.	140,032	5,444,444
Mastercard, Inc. Class A	1,248	640,973
MGIC Investment Corp.	123,325	3,477,765
		11,464,571
Food Products–1.09%
Archer-Daniels-Midland Co.	3,939	300,940
Bunge Global SA	1,561	166,605
Hershey Co.	13,229	2,321,028
Lamb Weston Holdings, Inc.	3,093	133,556
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Mondelez International, Inc. Class A	3,551	$205,390
†Post Holdings, Inc.	23,661	2,088,320
Tyson Foods, Inc. Class A	4,153	237,759
		5,453,598
Gas Utilities–0.03%
MDU Resources Group, Inc.	6,966	147,749
		147,749
Ground Transportation–1.20%
CSX Corp.	12,958	615,894
†Fedex Freight Holding Co., Inc.	653	98,603
JB Hunt Transport Services, Inc.	16,520	4,781,384
Norfolk Southern Corp.	780	245,380
†XPO, Inc.	1,284	263,592
		6,004,853
Health Care Equipment & Supplies–2.73%
†Align Technology, Inc.	2,352	396,688
Becton Dickinson & Co.	15,172	2,295,979
†Boston Scientific Corp.	7,027	299,912
†Dexcom, Inc.	7,069	476,097
†Edwards Lifesciences Corp.	5,598	506,395
GE HealthCare Technologies, Inc.	84,853	5,431,441
†Globus Medical, Inc. Class A	42,757	3,378,231
†Insulet Corp.	253	38,519
Medtronic PLC	4,095	320,352
†Penumbra, Inc.	479	151,244
Stryker Corp.	1,274	401,106
		13,695,964
Health Care Providers & Services–4.37%
Cardinal Health, Inc.	4,111	976,609
Cencora, Inc.	15,826	4,478,441
†Centene Corp.	5,034	323,132
Chemed Corp.	4,354	2,027,832
Cigna Group	1,912	527,100
†DaVita, Inc.	717	159,518
†Henry Schein, Inc.	46,539	3,886,937
Humana, Inc.	7,567	3,005,764
McKesson Corp.	1,028	776,757
Quest Diagnostics, Inc.	24,010	5,088,920
†Tenet Healthcare Corp.	1,344	251,436
UnitedHealth Group, Inc.	938	389,861
		21,892,307
Health Care REITs–1.44%
Healthcare Realty Trust, Inc.	1,621	32,695
Healthpeak Properties, Inc.	265,344	5,678,362
Omega Healthcare Investors, Inc.	4,818	229,722
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs (continued)
Ventas, Inc.	10,491	$931,601
Welltower, Inc.	1,480	335,916
		7,208,296
Hotel & Resort REITs–0.01%
Host Hotels & Resorts, Inc.	1,791	42,465
		42,465
Hotels, Restaurants & Leisure–1.80%
Aramark	3,683	209,563
Carnival Corp. Ltd.	13,729	392,237
†Cava Group, Inc.	2,866	224,924
Darden Restaurants, Inc.	13,125	2,703,881
†DoorDash, Inc. Class A	1,633	301,337
Expedia Group, Inc.	2,524	645,841
Hilton Worldwide Holdings, Inc.	4,219	1,394,211
McDonald's Corp.	1,286	347,619
†MGM Resorts International	1,794	85,771
Restaurant Brands International, Inc.	2,957	214,412
Royal Caribbean Cruises Ltd.	7,111	2,257,956
Travel & Leisure Co.	3,406	260,321
		9,038,073
Household Durables–1.09%
Dr. Horton, Inc.	3,668	597,444
†Mohawk Industries, Inc.	13,930	1,690,127
PulteGroup, Inc.	2,354	322,992
†SharkNinja, Inc.	2,206	335,907
Toll Brothers, Inc.	15,137	2,493,821
		5,440,291
Household Products–0.31%
Colgate-Palmolive Co.	2,776	254,504
Kimberly-Clark Corp.	2,242	246,104
Procter & Gamble Co.	7,211	1,057,421
		1,558,029
Independent Power and Renewable Electricity Producers–0.34%
AES Corp.	53,496	784,251
Clearway Energy, Inc. Class C	462	15,791
†Talen Energy Corp.	1,171	449,969
Vistra Corp.	2,722	431,791
		1,681,802
Industrial REITs–0.15%
EastGroup Properties, Inc.	278	56,303
First Industrial Realty Trust, Inc.	2,894	177,431
Prologis, Inc.	3,863	523,321
		757,055
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–4.06%
American Financial Group, Inc.	318	$44,501
Aon PLC Class A	1,246	413,286
†Arch Capital Group Ltd.	37,155	3,606,264
Arthur J Gallagher & Co.	717	164,602
Assurant, Inc.	240	64,447
Assured Guaranty Ltd.	907	72,705
Axis Capital Holdings Ltd.	1,282	137,738
Brown & Brown, Inc.	44,371	2,846,400
CNA Financial Corp.	1,523	74,033
Everest Group Ltd.	303	108,241
Fidelity National Financial, Inc.	3,001	141,527
First American Financial Corp.	3,303	226,553
Hartford Insurance Group, Inc.	33,205	4,400,327
Loews Corp.	45,791	5,183,999
MetLife, Inc.	5,116	432,865
Progressive Corp.	1,862	406,754
Prudential Financial, Inc.	1,927	207,981
Reinsurance Group of America, Inc.	641	136,309
RLI Corp.	393	23,214
Travelers Cos., Inc.	2,276	751,353
Unum Group	2,546	227,612
W.R. Berkley Corp.	9,314	656,916
Willis Towers Watson PLC	183	47,831
		20,375,458
Interactive Media & Services–0.35%
Alphabet, Inc. Class A	3,556	1,267,382
Meta Platforms, Inc. Class A	271	152,652
†Pinterest, Inc. Class A	3,999	84,099
†Reddit, Inc. Class A	1,473	255,683
		1,759,816
IT Services–1.12%
†Applied Digital Corp.	3,212	119,808
†Cloudflare, Inc. Class A	1,520	372,826
Cognizant Technology Solutions Corp. Class A	63,592	2,462,918
†GoDaddy, Inc. Class A	15,778	1,339,237
International Business Machines Corp.	1,687	474,401
†Okta, Inc.	2,203	300,599
†Twilio, Inc. Class A	1,965	405,438
VeriSign, Inc.	609	153,200
		5,628,427
Life Sciences Tools & Services–1.76%
Agilent Technologies, Inc.	1,097	145,715
†Charles River Laboratories International, Inc.	164	37,194
Danaher Corp.	965	183,813
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Illumina, Inc.	2,278	$400,541
†IQVIA Holdings, Inc.	39,706	7,671,993
Qiagen NV	1,034	40,429
†Repligen Corp.	368	50,210
Thermo Fisher Scientific, Inc.	578	289,786
		8,819,681
Machinery–4.66%
Allison Transmission Holdings, Inc.	9,074	1,023,003
Caterpillar, Inc.	561	597,409
Cummins, Inc.	1,469	1,047,706
Deere & Co.	1,394	884,256
Dover Corp.	21,298	4,776,715
Fortive Corp.	17,520	1,070,297
ITT, Inc.	15,178	3,001,601
Lincoln Electric Holdings, Inc.	13,832	3,672,534
†Middleby Corp.	25,478	4,382,471
Mueller Industries, Inc.	2,073	254,834
Nordson Corp.	5,855	1,766,395
Parker-Hannifin Corp.	462	451,891
Timken Co.	847	123,086
Westinghouse Air Brake Technologies Corp.	1,167	314,623
		23,366,821
Media–1.28%
†Charter Communications, Inc. Class A	8,140	1,157,589
†EchoStar Corp. Class A	1,539	156,208
†Liberty Broadband Corp. Class C	245	8,149
Nexstar Media Group, Inc.	134	23,931
Omnicom Group, Inc.	69,032	5,027,601
†Trade Desk, Inc. Class A	1,477	26,704
		6,400,182
Metals & Mining–0.94%
Alcoa Corp.	13,069	681,418
Anglogold Ashanti PLC	1,710	138,322
Freeport-McMoRan, Inc.	4,791	301,306
Nucor Corp.	3,455	769,601
Reliance, Inc.	465	173,724
Royal Gold, Inc.	237	47,308
Steel Dynamics, Inc.	11,438	2,624,563
		4,736,242
Mortgage Real Estate Investment Trusts (REITs)–0.05%
Annaly Capital Management, Inc.	1,202	26,877
Rithm Capital Corp.	21,518	202,054
		228,931
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–3.21%
Ameren Corp.	743	$83,989
CenterPoint Energy, Inc.	1,692	74,516
CMS Energy Corp.	52,356	4,005,234
DTE Energy Co.	1,039	158,312
NiSource, Inc.	79,319	3,771,619
Public Service Enterprise Group, Inc.	5,321	431,852
Sempra	38,724	3,590,102
WEC Energy Group, Inc.	33,926	3,961,539
		16,077,163
Office REITs–0.01%
BXP, Inc.	656	43,499
Cousins Properties, Inc.	527	15,800
		59,299
Oil, Gas & Consumable Fuels–4.95%
†Antero Resources Corp.	5,223	183,536
Cheniere Energy, Inc.	19,401	4,637,033
Chevron Corp.	2,768	458,824
Chord Energy Corp.	1,123	128,359
ConocoPhillips	5,046	524,582
Devon Energy Corp.	76,648	3,167,095
Diamondback Energy, Inc.	11,258	1,978,931
DT Midstream, Inc.	1,249	183,278
EOG Resources, Inc.	4,035	523,461
EQT Corp.	56,711	3,015,324
Expand Energy Corp.	3,128	285,242
Exxon Mobil Corp.	11,534	1,576,929
Kinder Morgan, Inc.	129,309	4,134,009
Marathon Petroleum Corp.	12,345	3,156,246
Matador Resources Co.	2,508	124,848
Ovintiv, Inc.	1,636	86,135
Phillips 66	913	154,343
Targa Resources Corp.	1,944	521,264
		24,839,439
Passenger Airlines–0.90%
Delta Air Lines, Inc.	46,224	4,329,340
†United Airlines Holdings, Inc.	1,502	204,257
		4,533,597
Pharmaceuticals–1.33%
Bristol-Myers Squibb Co.	11,129	641,253
†Jazz Pharmaceuticals PLC	13,860	3,339,844
Johnson & Johnson	7,866	1,997,728
Merck & Co., Inc.	2,270	291,695
Perrigo Co. PLC	2,150	22,338
Royalty Pharma PLC Class A	4,996	280,126
Viatris, Inc.	6,734	106,936
		6,679,920
Professional Services–0.68%
†FTI Consulting, Inc.	12,019	1,790,951
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Genpact Ltd.	2,955	$81,263
Jacobs Solutions, Inc.	3,155	397,530
KBR, Inc.	12,221	421,991
Leidos Holdings, Inc.	3,177	327,136
†Parsons Corp.	2,360	123,640
UL Solutions, Inc. Class A	2,781	283,273
		3,425,784
Real Estate Management & Development–0.83%
†CBRE Group, Inc. Class A	26,100	3,515,409
†Jones Lang LaSalle, Inc.	2,102	651,515
		4,166,924
Residential REITs–0.86%
American Homes 4 Rent Class A	6,409	214,830
AvalonBay Communities, Inc.	17,912	3,379,815
Camden Property Trust	217	24,844
Equity LifeStyle Properties, Inc.	980	63,161
Equity Residential	1,456	98,906
Invitation Homes, Inc.	3,312	100,056
Mid-America Apartment Communities, Inc.	2,513	349,156
Sun Communities, Inc.	606	72,665
		4,303,433
Retail REITs–0.86%
Agree Realty Corp.	3,505	265,469
Brixmor Property Group, Inc.	8,965	282,666
Federal Realty Investment Trust	127	15,677
NNN REIT, Inc.	4,881	227,113
Regency Centers Corp.	36,512	2,911,467
Simon Property Group, Inc.	2,746	614,143
		4,316,535
Semiconductors & Semiconductor Equipment–3.25%
†Advanced Micro Devices, Inc.	519	301,492
Analog Devices, Inc.	1,749	694,650
†Cerebras Systems, Inc. Class A	748	165,308
†Cirrus Logic, Inc.	899	133,529
†Credo Technology Group Holding Ltd.	294	79,953
†Intel Corp.	11,190	1,562,460
Lam Research Corp.	1,770	766,994
†MACOM Technology Solutions Holdings, Inc.	758	288,320
Marvell Technology, Inc.	827	246,355
Microchip Technology, Inc.	1,609	146,741
Micron Technology, Inc.	197	227,395
MKS, Inc.	15,862	7,055,418
NVIDIA Corp.	1,402	280,526
NXP Semiconductors NV	774	217,517
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†ON Semiconductor Corp.	22,269	$2,105,311
Qnity Electronics, Inc. Class W/I	1,325	216,386
†Rambus, Inc.	1,304	173,093
†Semtech Corp.	980	158,613
†SiTime Corp.	237	176,698
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	682	325,703
Teradyne, Inc.	1,183	572,383
Texas Instruments, Inc.	1,115	332,348
Universal Display Corp.	627	54,292
		16,281,485
Software–2.45%
†Autodesk, Inc.	892	173,423
†Cadence Design Systems, Inc.	2,447	918,408
†Circle Internet Group, Inc.	1,204	75,406
†Crowdstrike Holdings, Inc. Class A	241	183,917
†Datadog, Inc. Class A	2,342	609,763
†Guidewire Software, Inc.	954	117,390
†HubSpot, Inc.	554	101,111
Intuit, Inc.	638	166,518
†Manhattan Associates, Inc.	462	64,333
Microsoft Corp.	5,704	2,127,706
†Nutanix, Inc. Class A	8,694	443,046
Oracle Corp.	1,160	169,998
Pegasystems, Inc.	1,426	42,737
Roper Technologies, Inc.	3,235	1,094,692
†Rubrik, Inc. Class A	2,177	174,770
Salesforce, Inc.	1,062	166,373
†Samsara, Inc. Class A	3,971	128,780
†ServiceNow, Inc.	2,036	202,134
†Synopsys, Inc.	967	431,350
†Terawulf, Inc.	6,820	168,454
†Unity Software, Inc.	7,206	205,947
†Workday, Inc. Class A	7,203	881,791
†Zoom Communications, Inc. Class A	42,397	3,659,285
		12,307,332
Specialized REITs–2.38%
Crown Castle, Inc.	31,225	2,364,669
CubeSmart	4,511	179,403
Equinix, Inc.	530	552,467
Extra Space Storage, Inc.	398	57,829
Gaming & Leisure Properties, Inc.	32,410	1,443,217
Iron Mountain, Inc.	2,129	268,914
Public Storage	9,725	3,095,565
SBA Communications Corp.	21,051	3,714,660
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
VICI Properties, Inc.	3,102	$82,358
Weyerhaeuser Co.	6,778	162,265
		11,921,347
Specialty Retail–2.22%
†AutoZone, Inc.	1,131	3,614,608
Bath & Body Works, Inc.	3,987	92,219
†Burlington Stores, Inc.	603	191,030
†CarMax, Inc.	1,458	77,114
†Five Below, Inc.	3,124	561,664
Lowe's Cos., Inc.	3,001	661,691
Ross Stores, Inc.	10,345	2,201,933
Tractor Supply Co.	69,289	2,190,225
†Ulta Beauty, Inc.	3,410	1,537,842
		11,128,326
Technology Hardware, Storage & Peripherals–2.15%
Apple, Inc.	13,079	3,784,539
†Everpure, Inc. Class A	1,512	119,131
Hewlett Packard Enterprise Co.	83,936	3,786,353
HP, Inc.	5,106	112,026
NetApp, Inc.	865	133,867
†Sandisk Corp.	223	507,042
Seagate Technology Holdings PLC	1,240	1,196,600
Western Digital Corp.	1,777	1,135,005
		10,774,563
Textiles, Apparel & Luxury Goods–1.10%
†Crocs, Inc.	1,804	217,635
†Deckers Outdoor Corp.	1,032	102,467
†Lululemon Athletica, Inc.	10,102	1,153,447
Ralph Lauren Corp.	8,681	3,484,640
Tapestry, Inc.	3,672	537,507
		5,495,696
Tobacco–0.28%
Philip Morris International, Inc.	7,825	1,415,621
		1,415,621
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.28%
†Core & Main, Inc. Class A	3,920	$189,140
Ferguson Enterprises, Inc.	14,566	3,456,949
United Rentals, Inc.	2,308	2,614,710
WESCO International, Inc.	458	158,207
		6,419,006
Water Utilities–0.29%
Essential Utilities, Inc.	38,078	1,458,768
		1,458,768
Wireless Telecommunication Services–0.11%
Millicom International Cellular SA	6,145	557,720
		557,720
Total Common Stock (Cost $335,000,131)		472,949,267
RIGHTS–0.00%
=†Mirati Therapeutics, Inc.	3,008	8,964
Total Rights (Cost $2,106)		8,964

MONEY MARKET FUND–6.13%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	30,740,805	30,740,805
Total Money Market Fund (Cost $30,740,805)		30,740,805

TOTAL INVESTMENTS–100.46% (Cost $365,743,042)	503,699,036
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.46%)	(2,283,813)
NET ASSETS APPLICABLE TO 25,893,465 SHARES OUTSTANDING–100.00%	$501,415,223
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($54,464,521 / 2,778,788 Shares)	$19.600
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($446,950,702 / 23,114,677 Shares)	$19.336
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$264,247,964
Distributable earnings/(accumulated loss)	237,167,259
TOTAL NET ASSETS	$501,415,223

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $1,609,505 cash collateral held at broker for futures contracts, $157,207 variation margin due from broker on futures contracts,
$3,802,411 payable for securities purchased, $308,788 payable for fund shares redeemed, $12,433 other accrued expenses payable, $389,756 due to manager and affiliates, $16,408 payable for audit fee and $19,520 payable for fund accounting fee as of June 30, 2026.

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
18	CME E-mini Russell 2000 Index Futures	$2,741,040	$2,573,009	9/18/26	$168,031	$—
8	CME E-mini S&P 500 Index Futures	3,019,300	2,947,839	9/18/26	71,461	—
40	CME E-mini S&P MidCap 400 Index Futures	15,540,000	14,896,226	9/18/26	643,774	—
1	ICE U.S. MSCI Emerging Markets Index Futures	87,865	82,603	9/18/26	5,262	—
Total Futures Contracts					$888,528	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
ICE–Intercontinental Exchange
IT–Information Technology
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $5,109)	$4,302,867
EXPENSES:
Management fees	1,774,134
Distribution fees-Service Class	555,436
Shareholder servicing fees	71,853
Accounting and administration expenses	62,205
Professional fees	25,991
Custodian fees	13,180
Reports and statements to shareholders	11,060
Consulting fees	7,298
Trustees’ fees and expenses	7,212
Pricing fees	2,863
Other	11,360
2,542,592
Less:
Management fees waived	(37,165)
Total operating expenses	2,505,427
NET INVESTMENT INCOME	1,797,440
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	55,577,938
Futures contracts	1,512,929
Net realized gain	57,090,867
Net change in unrealized appreciation (depreciation) of:
Investments	834,963
Futures contracts	1,225,453
Net change in unrealized appreciation (depreciation)	2,060,416
NET REALIZED AND UNREALIZED GAIN	59,151,283
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,948,723
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,797,440	$4,129,166
Net realized gain	57,090,867	41,704,590
Net change in unrealized appreciation (depreciation)	2,060,416	(39,524,773)
Net increase in net assets resulting from operations	60,948,723	6,308,983
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(6,136,025)
Service Class	—	(57,219,453)
	—	(63,355,478)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,315,875	12,027,543
Service Class	6,637,759	19,446,833
Reinvestment of dividends and distributions:
Standard Class	—	6,136,025
Service Class	—	57,219,453
	9,953,634	94,829,854
Cost of shares redeemed:
Standard Class	(5,074,373)	(10,861,020)
Service Class	(66,290,295)	(73,861,924)
	(71,364,668)	(84,722,944)
Increase (decrease) in net assets derived from capital share transactions	(61,411,034)	10,106,910
NET DECREASE IN NET ASSETS	(462,311)	(46,939,585)
NET ASSETS:
Beginning of period	501,877,534	548,817,119
End of period	$501,415,223	$501,877,534
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-9

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.339	$19.487	$17.847	$17.440	$22.332	$17.640
Income (loss) from investment operations:
Net investment income[2]	0.087	0.190	0.217	0.249	0.231	0.147
Net realized and unrealized gain (loss)	2.174	0.058	2.525	1.750	(2.374)	4.981
Total from investment operations	2.261	0.248	2.742	1.999	(2.143)	5.128
Less dividends and distributions from:
Net investment income	—	(0.195)	(0.264)	(0.267)	(0.255)	(0.219)
Net realized gain	—	(2.201)	(0.838)	(1.325)	(2.494)	(0.217)
Total dividends and distributions	—	(2.396)	(1.102)	(1.592)	(2.749)	(0.436)
Net asset value, end of period	$19.600	$17.339	$19.487	$17.847	$17.440	$22.332
Total return[3]	13.04%	1.51%	15.44%	12.08%	(9.17% )	29.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$54,465	$49,878	$47,879	$44,052	$39,492	$48,364
Ratio of expenses to average net assets	0.78%	0.78%	0.77%	0.78%	0.77%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.80%	0.80%	0.79%	0.79%	0.78%	0.77%
Ratio of net investment income to average net assets	0.96%	1.03%	1.12%	1.41%	1.17%	0.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.94%	1.01%	1.10%	1.40%	1.16%	0.70%
Portfolio turnover	36%	50%	32%	27%	23%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-10

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.127	$19.281	$17.667	$17.282	$22.159	$17.507
Income (loss) from investment operations:
Net investment income[2]	0.063	0.142	0.166	0.203	0.180	0.094
Net realized and unrealized gain (loss)	2.146	0.056	2.498	1.730	(2.356)	4.938
Total from investment operations	2.209	0.198	2.664	1.933	(2.176)	5.032
Less dividends and distributions from:
Net investment income	—	(0.151)	(0.212)	(0.223)	(0.207)	(0.163)
Net realized gain	—	(2.201)	(0.838)	(1.325)	(2.494)	(0.217)
Total dividends and distributions	—	(2.352)	(1.050)	(1.548)	(2.701)	(0.380)
Net asset value, end of period	$19.336	$17.127	$19.281	$17.667	$17.282	$22.159
Total return[3]	12.90%	1.26%	15.14%	11.80%	(9.39% )	28.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$446,951	$452,000	$500,938	$538,617	$531,063	$668,840
Ratio of expenses to average net assets	1.03%	1.03%	1.02%	1.03%	1.02%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.05%	1.05%	1.04%	1.04%	1.03%	1.02%
Ratio of net investment income to average net assets	0.71%	0.78%	0.87%	1.16%	0.92%	0.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.69%	0.76%	0.85%	1.15%	0.91%	0.45%
Portfolio turnover	36%	50%	32%	27%	23%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-11

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-12

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $4,979 for the six months ended June 30, 2026. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.05% of the first $60 million of the Fund’s average daily net assets; 0.75% of the next $90 million; and 0.65% of the Fund’s average daily net assets in excess of $150 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.015% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$19,756
Legal	3,285
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-13

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,951 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$286,570
Distribution fees payable to LFD	91,207
Printing and mailing fees payable to Lincoln Life	130
Shareholder servicing fees payable to Lincoln Life	11,849
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$171,551,269
Sales	229,278,904
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$365,743,042
Aggregate unrealized appreciation of investments and derivatives	$152,871,195
Aggregate unrealized depreciation of investments and derivatives	(14,026,673)
Net unrealized appreciation of investments and derivatives	$138,844,522
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-14

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$472,949,267	$—	$—	$472,949,267
Rights	—	—	8,964	8,964
Money Market Fund	30,740,805	—	—	30,740,805
Total Investments	$503,690,072	$—	$8,964	$503,699,036
Derivatives:

Assets:
Futures Contracts	$888,528	$—	$—	$888,528
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	179,225	654,252
Service Class	361,656	1,068,610
Shares reinvested:
Standard Class	—	356,895
Service Class	—	3,376,322
	540,881	5,456,079
Shares redeemed:
Standard Class	(277,103)	(591,437)
Service Class	(3,638,533)	(4,033,753)
	(3,915,636)	(4,625,190)
Net increase (decrease)	(3,374,755)	830,889
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-15

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund’s investments and as a cash management tool.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$888,528	Liabilities net of receivables and other assets	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,512,929	$1,225,453
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$20,133,588	$—
7. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings may also be affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-16

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-17

LVIP JPMorgan Short Duration Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP JPMorgan Short Duration Bond Fund

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–11.15%
Federal Home Loan Mortgage Corp. Reference REMICS Series R007 Class ZA 6.00% 5/15/36	2,548,418	$2,623,929
Federal Home Loan Mortgage Corp. REMICS
Series 2733 Class ME 5.00% 1/15/34	795,820	800,775
Series 2777 Class PG 5.00% 4/15/34	2,275,018	2,289,760
Series 2950 Class LH 5.50% 3/15/35	1,944,329	1,982,124
Series 3228 Class PG 5.50% 10/15/36	1,189,946	1,216,265
Series 3256 Class KE 5.50% 12/15/36	1,181,670	1,211,853
Series 4248 Class HZ 3.00% 9/15/33	1,263,204	1,213,623
Series 4283 Class TZ 3.50% 12/15/33	4,298,683	4,165,747
Series 4483 Class CA 3.00% 6/15/44	979,026	936,169
Series 4507 Class ED 3.00% 8/15/44	1,505,103	1,441,710
Series 4669 Class QU 4.50% 9/15/44	1,356,489	1,347,824
Series 4680 Class PA 3.00% 3/15/46	2,627,511	2,477,419
Series 4767 Class LA 3.50% 8/15/46	1,885,039	1,839,700
Series 5092 Class WG 1.00% 4/25/31	5,307,351	4,994,053
Series 5334 Class GA 6.00% 7/25/45	1,946,569	1,973,256
Series 5401 Class VD 6.00% 1/25/35	3,984,459	4,037,613
Series 5422 Class CA 5.50% 5/25/49	751,101	750,694
Series 5507 Class LA 5.50% 1/25/51	1,210,221	1,216,384
Series 5513 Class CG 5.00% 6/25/51	1,730,954	1,737,292
Series 5514 Class VC 5.00% 2/25/36	4,073,750	4,092,987
Series 5534 Class DA 5.00% 4/25/52	2,675,634	2,680,250
Series 5536 Class PA 5.00% 5/25/54	4,096,990	4,073,031
Series 5558 Class BA 5.50% 7/25/50	1,823,633	1,847,374
Series 5584 Class LV 5.50% 8/25/36	2,845,274	2,907,440
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2023-HQA3 Class A1 5.48% (30 day USD SOFR Average + 1.85%) 11/25/43	2,122,328	2,132,575
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal Home Loan Mortgage Corp. STACR REMICS Trust (continued)
Series 2025-DNA1 Class M2 4.98% (30 day USD SOFR Average + 1.35%) 1/25/45	3,600,000	$3,601,785
Series 2025-DNA2 Class A1 4.73% (30 day USD SOFR Average + 1.10%) 5/25/45	1,872,500	1,878,376
♦Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
Series T-54 Class 2A 6.50% 2/25/43	406	418
Series T-58 Class 2A 6.50% 9/25/43	4,782	4,937
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2023-R08 Class 1M1 5.13% (30 day USD SOFR Average + 1.50%) 10/25/43	442,160	442,447
Series 2025-R01 Class 1M2 5.13% (30 day USD SOFR Average + 1.50%) 1/25/45	1,570,000	1,572,337
Series 2025-R02 Class 1M2 5.23% (30 day USD SOFR Average + 1.60%) 2/25/45	2,640,000	2,648,833
•Federal National Mortgage Association Grantor Trust Series 2001-T5 Class A2 7.00% 6/19/41	4,434	4,506
Federal National Mortgage Association REMICS Series 2025-44 Class EV 5.00% 6/25/36	3,306,720	3,289,435
Federal National Mortgage Association REMICS
Series 2005-106 Class XZ 5.50% 12/25/35	1,300,465	1,327,894
Series 2005-29 Class ZE 5.50% 4/25/35	1,155,599	1,166,480
Series 2010-118 Class KH 3.50% 10/25/40	1,279,951	1,246,156
Series 2010-149 Class ZC 4.50% 1/25/41	3,279,995	3,239,956
Series 2011-98 Class BY 4.00% 10/25/31	2,189,110	2,163,726
Series 2012-98 Class ZP 6.00% 9/25/42	2,898,950	3,001,176
Series 2015-28 Class P 2.50% 5/25/45	7,338,780	6,854,911
Series 2020-89 Class A 3.50% 6/25/41	1,680,050	1,614,139
Series 2023-12 Class GB 6.00% 6/25/45	2,126,600	2,155,228
Series 2023-29 Class JA 5.50% 5/25/36	3,252,520	3,268,274
Series 2023-42 Class B 6.00% 7/25/45	2,483,132	2,516,036
LVIP JPMorgan Short Duration Bond Fund-1

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
Series 2023-61 Class G 5.50% 1/25/49	1,079,756	$1,084,005
Series 2024-13 Class A 5.50% 5/25/44	2,872,447	2,903,447
Series 2025-29 Class VA 5.50% 12/25/35	2,746,042	2,801,652
Series 2025-4 Class HP 5.50% 2/25/51	2,311,502	2,324,572
Series 2025-62 Class BA 5.50% 11/25/51	1,747,889	1,758,568
Series 2025-62 Class HV 5.00% 8/25/36	2,572,641	2,582,936
Government National Mortgage Association REMICS
Series 2022-173 Class VL 5.50% 9/20/33	1,258,624	1,274,774
Series 2024-84 Class BA 5.75% 11/20/45	2,449,650	2,463,300
Series 2025-113 Class HA 5.50% 3/20/52	1,895,459	1,916,200
Series 2025-113 Class KA 5.50% 8/20/51	2,426,536	2,450,790
Series 2025-2 Class EA 4.50% 9/20/40	2,440,895	2,432,903
Total Agency Collateralized Mortgage Obligations (Cost $122,527,487)		121,980,044
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.59%
•FREMF K-100 Mortgage Trust Series 2019-K100 Class B 3.61% 11/25/52	5,000,000	4,762,249
•FREMF Mortgage Trust
Series 2018-K80 Class B 4.38% 8/25/50	3,000,000	2,937,081
Series 2018-K86 Class B 4.44% 11/25/51	4,340,000	4,261,473
Series 2019-K103 Class B 3.58% 12/25/51	3,250,000	3,090,908
Series 2020-K737 Class C 3.44% 1/25/53	2,315,000	2,295,651
Total Agency Commercial Mortgage-Backed Securities (Cost $17,430,029)		17,347,362
AGENCY MORTGAGE-BACKED SECURITIES–11.45%
Federal Home Loan Mortgage Corp.
2.00% 8/1/32	2,678,741	2,574,709
3.00% 10/1/35	3,715,113	3,515,087
3.00% 5/1/36	9,303,818	8,779,433
5.00% 9/1/35	1,833,859	1,842,465
5.50% 9/1/41	935,549	963,758
6.00% 3/1/39	2,284,509	2,365,787
Federal National Mortgage Association
2.00% 7/1/32	2,756,960	2,647,009
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 2/1/32	1,553,289	$1,489,427
2.50% 2/1/35	3,324,712	3,202,066
2.50% 8/1/36	2,027,618	1,898,065
3.00% 10/1/35	13,153,538	12,428,815
3.00% 11/1/35	6,422,274	6,079,182
3.00% 5/1/36	15,190,443	14,344,680
3.50% 12/1/31	3,299,829	3,215,374
3.50% 5/1/32	1,099,081	1,069,051
4.00% 11/1/38	2,892,106	2,828,923
4.36% 5/1/30	4,000,000	3,976,781
4.50% 7/1/40	144,388	138,966
4.62% 4/1/29	3,451,184	3,460,553
4.65% 7/1/30	2,500,000	2,508,709
4.83% 2/1/30	4,457,000	4,507,953
5.00% 6/1/39	2,887,548	2,880,184
5.00% 7/1/47	284,336	286,744
5.03% 1/1/30	3,607,000	3,666,836
5.05% 3/1/29	4,816,000	4,869,598
5.15% 3/1/30	3,400,000	3,481,731
5.29% 5/1/30	3,060,000	3,140,980
5.30% 3/1/29	2,301,033	2,348,231
5.50% 5/1/44	4,950,992	5,061,832
6.00% 3/1/39	3,686,445	3,785,747
6.00% 5/1/40	2,226,844	2,305,609
6.00% 1/1/42	548,259	574,676
6.00% 11/1/43	1,450,498	1,484,027
6.00% 8/1/54	7,407,039	7,578,257
Total Agency Mortgage-Backed Securities (Cost $125,720,204)		125,301,245
CORPORATE BONDS–24.83%
Aerospace & Defense–0.49%
RTX Corp. 5.75% 11/8/26	5,355,000	5,378,203
		5,378,203
Agriculture–0.31%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	3,450,000	3,408,822
		3,408,822
Auto Manufacturers–0.96%
BMW U.S. Capital LLC 4.40% 3/19/29	2,830,000	2,812,698
Hyundai Capital America 4.90% 6/23/28	5,340,000	5,353,946
Volkswagen Group of America Finance LLC 4.45% 9/11/27	2,300,000	2,292,399
		10,459,043
Banks–14.28%
μAIB Group PLC 6.61% 9/13/29	4,000,000	4,149,976
Banco Santander SA 4.60% 4/15/29	5,400,000	5,375,778
μBank of America Corp.
4.48% 4/23/30	2,730,000	2,712,783
LVIP JPMorgan Short Duration Bond Fund-2

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of America Corp. (continued)
4.95% 7/22/28	5,000,000	$5,020,622
5.82% 9/15/29	2,670,000	2,732,276
μBank of Montreal 4.34% 3/19/30	2,380,000	2,358,208
μBank of Nova Scotia 4.25% 2/2/30	3,050,000	3,012,427
μBarclays PLC 4.91% 6/26/30	1,970,000	1,969,640
μBNP Paribas SA
4.79% 5/9/29	5,000,000	5,004,266
4.89% 6/30/30	1,940,000	1,939,732
BPCE SA
3.50% 10/23/27	2,745,000	2,707,921
5.13% 1/18/28	1,065,000	1,074,060
μCaixaBank SA 4.63% 7/3/29	3,520,000	3,516,228
μCanadian Imperial Bank of Commerce 4.86% 3/30/29	5,000,000	5,019,473
μCitigroup, Inc.
4.64% 5/7/28	5,000,000	5,003,097
4.79% 3/4/29	5,000,000	5,012,013
μDanske Bank AS 5.71% 3/1/30	1,940,000	1,984,404
μDeutsche Bank AG
6.72% 1/18/29	708,000	729,270
6.82% 11/20/29	1,440,000	1,506,311
μFifth Third Bank NA 4.97% 1/28/28	2,810,000	2,817,039
μGoldman Sachs Group, Inc.
4.59% 4/20/30	2,720,000	2,704,648
4.94% 4/23/28	5,000,000	5,014,244
5.05% 7/23/30	3,280,000	3,299,217
μHSBC Holdings PLC
4.40% 3/10/30	1,700,000	1,681,972
4.71% 5/12/30	1,500,000	1,493,622
5.13% 11/19/28	5,000,000	5,033,081
5.55% 3/4/30	1,268,000	1,290,556
μLloyds Banking Group PLC
4.24% 2/10/30	1,590,000	1,569,737
4.82% 6/13/29	2,000,000	2,002,735
μMitsubishi UFJ Financial Group, Inc. 4.59% 4/18/30	1,210,000	1,204,016
Mizuho Bank Ltd. 4.40% 4/16/29	2,630,000	2,622,289
μMizuho Financial Group, Inc. 4.78% 7/13/30	2,850,000	2,844,858
μMorgan Stanley
4.13% 10/18/29	2,775,000	2,737,121
4.24% 1/9/30	1,730,000	1,707,405
4.56% 4/10/30	2,180,000	2,166,174
5.19% 4/17/31	1,715,000	1,733,068
6.30% 10/18/28	1,854,000	1,893,428
6.41% 11/1/29	694,000	718,450
μMorgan Stanley Bank NA
4.79% 5/10/30	1,480,000	1,481,462
5.50% 5/26/28	1,985,000	2,001,645
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
NatWest Markets PLC 4.79% 3/21/28	5,000,000	$5,021,303
μPNC Financial Services Group, Inc.
5.22% 1/29/31	2,670,000	2,713,270
5.30% 1/21/28	2,240,000	2,249,469
μRoyal Bank of Canada 4.50% 8/6/29	2,710,000	2,700,995
μSociete Generale SA 5.25% 5/22/29	2,940,000	2,961,157
State Street Corp. 4.99% 3/18/27	2,080,000	2,090,394
Swedbank AB 5.41% 3/14/29	2,055,000	2,096,286
Toronto-Dominion Bank 4.57% 6/2/28	2,655,000	2,655,030
μU.S. Bancorp
4.65% 2/1/29	223,000	223,156
5.05% 2/12/31	1,950,000	1,968,633
5.38% 1/23/30	650,000	661,045
6.79% 10/26/27	1,000,000	1,007,294
μUBS Group AG
4.15% 12/23/29	2,575,000	2,538,181
4.75% 5/12/28	5,000,000	5,010,094
μWells Fargo & Co.
4.18% 1/23/30	1,890,000	1,865,226
4.81% 7/25/28	5,000,000	5,013,655
5.24% 1/24/31	1,490,000	1,510,353
5.71% 4/22/28	5,000,000	5,044,976
		156,175,769
Commercial Services–0.31%
Quanta Services, Inc. 4.30% 8/9/28	3,415,000	3,401,061
		3,401,061
Computers–0.39%
Leidos, Inc. 4.10% 3/15/29	4,340,000	4,268,706
		4,268,706
Diversified Financial Services–2.38%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% 10/29/28	1,310,000	1,260,963
5.10% 1/19/29	5,820,000	5,874,266
μAmerican Express Co.
4.35% 7/20/29	5,395,000	5,367,408
4.44% 5/3/30	2,310,000	2,295,764
Aviation Capital Group LLC 3.50% 11/1/27	2,410,000	2,370,182
Avolon Holdings Funding Ltd.
4.70% 1/30/31	2,020,000	1,984,052
4.95% 1/15/28	1,390,000	1,393,099
Lseg U.S. Fin Corp. 4.25% 3/23/29	2,660,000	2,629,678
LVIP JPMorgan Short Duration Bond Fund-3

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Nomura Holdings, Inc. 5.00% 6/29/29	2,810,000	$2,816,750
		25,992,162
Electric–1.61%
AEP Texas, Inc. 5.45% 5/15/29	1,645,000	1,677,069
ENEL Finance International NV 4.13% 9/30/28	1,442,000	1,424,791
Fells Point Funding Trust 3.05% 1/31/27	3,065,000	3,036,950
FirstEnergy Pennsylvania Electric Co. 5.20% 4/1/28	3,465,000	3,498,988
Southern Co. 4.85% 6/15/28	4,825,000	4,853,336
Virginia Power Fuel Securitization LLC 5.09% 5/1/29	3,173,924	3,179,805
		17,670,939
Insurance–1.53%
Aon North America, Inc. 5.13% 3/1/27	1,565,000	1,570,673
CNO Global Funding 4.38% 9/8/28	2,745,000	2,713,854
F&G Global Funding 4.65% 9/8/28	2,750,000	2,717,708
Jackson National Life Global Funding 4.70% 6/5/28	2,785,000	2,775,544
Mutual of Omaha Cos Global Funding 4.51% 6/9/28	3,740,000	3,720,872
New York Life Global Funding 5.45% 9/18/26	2,580,000	2,587,340
Northwestern Mutual Global Funding 4.96% 1/13/30	685,000	691,563
		16,777,554
Miscellaneous Manufacturing–0.41%
Parker-Hannifin Corp. 4.25% 9/15/27	4,455,000	4,446,920
		4,446,920
Packaging & Containers–0.30%
Amcor Flexibles North America, Inc. 4.25% 3/8/29	3,300,000	3,269,439
		3,269,439
Pipelines–0.63%
Energy Transfer LP 5.55% 2/15/28	4,720,000	4,782,813
Kinder Morgan, Inc. 5.10% 8/1/29	2,140,000	2,167,021
		6,949,834
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–0.43%
Crown Castle, Inc. 1.05% 7/15/26	4,740,000	$4,733,982
		4,733,982
Savings & Loans–0.13%
μNationwide Building Society 4.65% 7/14/29	1,415,000	1,414,453
		1,414,453
Semiconductors–0.05%
Marvell Technology, Inc. 4.75% 7/15/30	515,000	513,850
		513,850
Telecommunications–0.62%
NTT Finance Corp. 4.83% 11/1/29	1,930,000	1,928,952
T-Mobile USA, Inc. 3.75% 4/15/27	4,850,000	4,824,993
		6,753,945
Total Corporate Bonds (Cost $271,470,792)		271,614,682
NON-AGENCY ASSET-BACKED SECURITIES–21.93%
•AGL CLO 17 Ltd. Series 2022-17A Class AR 4.62% (3 mo. USD Term SOFR + 0.95%) 1/21/35	2,150,000	2,149,497
Ally Bank Auto Credit-Linked Notes Series 2025-B Class C 4.70% 9/15/33	1,954,636	1,946,637
American Credit Acceptance Receivables Trust
Series 2025-1 Class C 5.09% 8/12/31	3,500,000	3,510,386
Series 2025-2 Class C 5.11% 4/14/31	4,000,000	4,014,963
Series 2025-3 Class D 5.19% 7/12/32	3,000,000	2,993,014
Series 2026-1 Class C 4.55% 1/12/33	1,790,000	1,776,851
Series 2026-1 Class D 5.10% 1/12/33	1,858,000	1,843,122
Series 2026-2 Class C 4.85% 5/10/32	5,000,000	4,977,111
AMSR Trust
Series 2024-SFR2 Class A 4.15% 11/17/41	5,500,000	5,356,859
Series 2026-SFR1 Class A 3.78% 4/17/43	2,314,000	2,189,737
Ansley Park Capital LLC Series 2025-A Class A2 4.43% 4/20/35	2,953,340	2,932,844
ARI Fleet Lease Trust
Series 2024-B Class A2 5.54% 4/15/33	1,503,626	1,509,456
LVIP JPMorgan Short Duration Bond Fund-4

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
ARI Fleet Lease Trust (continued)
Series 2025-A Class B 4.70% 1/17/34	2,500,000	$2,495,968
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class B 1.63% 8/20/27	1,000,000	997,507
•Bain Capital Credit CLO Ltd. Series 2021-7A Class A1R 4.64% (3 mo. USD Term SOFR + 0.98%) 1/22/35	2,600,000	2,600,829
•Ballyrock CLO 27 Ltd. Series 2024-27A Class A1A 5.02% (3 mo. USD Term SOFR + 1.35%) 10/25/37	1,700,000	1,701,773
φBRAVO Residential Funding Trust Series 2026-CES1 Class A1A 5.25% 4/25/56	3,013,388	2,999,758
Bridge Trust Series 2025-SFR1 Class A 4.05% 9/17/42	3,889,413	3,728,874
Bridgecrest Lending Auto Securitization Trust
Series 2025-2 Class B 4.81% 8/15/29	2,000,000	2,005,463
Series 2025-2 Class C 5.17% 3/17/31	1,000,000	1,004,060
Series 2025-2 Class D 5.62% 3/17/31	2,250,000	2,277,589
Carvana Auto Receivables Trust Series 2024-N3 Class B 4.67% 12/10/30	4,860,000	4,858,929
Credit Acceptance Auto Loan Trust
Series 2025-2A Class A 4.50% 11/15/35	3,275,000	3,259,807
Series 2026-1A Class A 4.65% 4/15/36	3,093,000	3,077,010
Drive Auto Receivables Trust
Series 2024-2 Class C 4.67% 5/17/32	2,300,000	2,303,809
Series 2025-1 Class B 4.79% 9/15/32	4,250,000	4,261,775
Enterprise Fleet Financing LLC Series 2023-3 Class A2 6.40% 3/20/30	1,324,320	1,332,986
Exeter Automobile Receivables Trust
Series 2025-2A Class C 5.16% 7/15/31	4,435,000	4,461,428
Series 2025-3A Class B 4.86% 2/15/30	1,915,000	1,920,406
Series 2025-4A Class C 4.57% 6/16/31	1,930,000	1,916,393
FHF Issuer Trust Series 2025-1A Class A2 4.92% 2/15/31	1,091,915	1,091,789
FirstKey Homes Trust Series 2021-SFR3 Class A 2.14% 12/17/38	3,891,329	3,842,277
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1 5.29% 4/15/29	9,000,000	$9,071,992
Foundation Finance Trust
Series 2025-3A Class A 4.56% 8/15/52	1,866,248	1,844,438
Series 2026-1A Class A 4.98% 2/17/53	1,340,000	1,339,963
GLS Auto Receivables Issuer Trust Series 2025-2A Class C 5.11% 1/15/31	3,750,000	3,765,503
Hertz Vehicle Financing III LLC Series 2025-3A Class A 5.06% 12/26/29	3,750,000	3,757,975
Hilton Grand Vacations Trust
Series 2025-1A Class A 4.88% 5/27/42	1,658,354	1,658,268
Series 2025-2A Class A 4.54% 5/25/44	719,228	716,254
Series 2026-2A Class A 4.83% 3/27/45	559,000	558,662
Huntington Auto Trust Series 2024-1A Class A3 5.23% 1/16/29	5,645,717	5,670,571
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3 4.62% 4/17/28	5,500,000	5,507,482
Lendmark Funding Trust
Series 2025-2A Class A 4.78% 10/20/34	3,885,000	3,864,653
Series 2026-1A Class B 5.09% 11/20/35	2,250,000	2,231,588
Mariner Finance Issuance Trust
Series 2025-AA Class A 4.98% 5/20/38	3,500,000	3,505,334
Series 2026-AA Class A 5.01% 5/20/39	2,687,000	2,686,613
Mercury Financial Credit Card Master Trust Series 2026-1A Class A 5.34% 2/20/32	2,010,000	1,994,285
•Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A Class AR 4.63% (3 mo. USD Term SOFR + 0.95%) 7/16/36	1,150,000	1,150,205
New Residential Mortgage Loan Trust Series 2022-SFR1 Class B 2.85% 2/17/39	2,000,000	1,973,094
•NextGear Floorplan Master Owner Trust Series 2024-1A Class A1 4.49% (30 day USD SOFR Average + 0.90%) 3/15/29	11,000,000	11,034,093
LVIP JPMorgan Short Duration Bond Fund-5

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR 4.67% (3 mo. USD Term SOFR + 0.99%) 7/20/34	2,300,000	$2,301,290
Octane Receivables Trust Series 2025-RVM1 Class B 4.83% 12/20/46	1,143,000	1,130,147
OneMain Direct Auto Receivables Trust Series 2026-1A Class A 4.49% 12/14/33	3,500,000	3,465,989
Oportun Issuance Trust Series 2025-B Class A 4.88% 5/9/33	4,000,000	3,996,629
PFS Financing Corp.
Series 2024-B Class A 4.95% 2/15/29	8,900,000	8,931,572
•Series 2025-A Class A 4.24% (30 day USD SOFR Average + 0.65%) 1/15/29	11,500,000	11,509,650
Porsche Innovative Lease Owner Trust Series 2024-1A Class A3 4.67% 11/22/27	1,810,267	1,812,677
Progress Residential Trust
Series 2024-SFR4 Class A 3.10% 7/17/41	3,239,922	3,074,155
Series 2025-SFR6 Class A 4.00% 12/17/42	2,383,000	2,286,295
φRCKT Mortgage Trust
Series 2026-CES2 Class A1A 4.76% 2/25/56	2,694,072	2,664,736
Series 2026-CES4 Class A1A 5.12% 4/25/56	1,841,547	1,831,069
Republic Finance Issuance Trust Series 2025-A Class A 4.59% 11/20/34	1,411,000	1,397,933
Santander Drive Auto Receivables Trust
Series 2025-1 Class D 5.43% 3/17/31	6,550,000	6,608,800
Series 2025-2 Class D 5.47% 5/15/31	2,000,000	2,016,906
Sierra Timeshare Receivables Funding LLC
Series 2024-1A Class B 5.35% 1/20/43	897,618	901,066
Series 2024-2A Class B 5.29% 6/20/41	1,429,410	1,430,852
Stream Innovations Issuer Trust Series 2025-1A Class A 5.05% 9/15/45	2,293,054	2,283,076
φTowd Point Mortgage Trust
Series 2026-CES2 Class A1A 4.72% 2/25/66	3,212,830	3,167,105
Series 2026-CES3 Class A1 5.30% 6/20/66	1,418,000	1,418,136
Series 2026-FIX2 Class A1A 5.31% 4/25/66	3,206,396	3,195,891
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust Series 2024-A Class A3 4.83% 10/16/28	635,339	$637,242
United Auto Credit Securitization Trust Series 2025-1 Class B 5.05% 2/10/28	801,270	801,793
Verdant Receivables LLC Series 2025-1A Class A3 4.96% 5/12/33	2,000,000	2,007,557
Verizon Master Trust
Series 2024-3 Class A1A 5.34% 4/22/30	5,500,000	5,546,571
Series 2025-1 Class B 4.94% 1/21/31	5,000,000	5,022,776
Veros Auto Receivables Trust Series 2025-1 Class A 5.31% 9/15/28	603,154	604,405
Westlake Automobile Receivables Trust
Series 2024-3A Class C 4.92% 11/15/29	3,500,000	3,513,752
Series 2025-1A Class D 5.54% 11/15/30	3,000,000	3,027,656
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1 4.80% 9/19/39	3,560,532	3,575,993
World Omni Auto Receivables Trust Series 2022-D Class A3 5.61% 2/15/28	2,300	2,302
Total Non-Agency Asset-Backed Securities (Cost $239,726,555)		239,833,901
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.47%
φOBX Trust Series 2023-NQM8 Class A1 7.05% 9/25/63	2,124,347	2,125,527
φVerus Securitization Trust Series 2023-6 Class A1 6.67% 9/25/68	2,992,977	2,992,907
Total Non-Agency Collateralized Mortgage Obligations (Cost $5,117,241)		5,118,434
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.26%
•BDS LLC Series 2026-FL17 Class A 4.99% (1 mo. USD Term SOFR + 1.35%) 5/19/43	1,757,000	1,759,922
•BMO Mortgage Trust Series 2022-C1 Class A5 3.37% 2/15/55	2,000,000	1,839,403
CD Mortgage Trust Series 2019-CD8 Class A4 2.91% 8/15/57	5,000,000	4,679,565
LVIP JPMorgan Short Duration Bond Fund-6

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•PFP Ltd. Series 2026-14 Class A 4.97% (1 mo. USD Term SOFR + 1.32%) 12/18/43	2,750,000	$2,749,143
ROCK Trust Series 2024-CNTR Class A 5.39% 11/13/41	2,750,000	2,778,049
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $13,789,839)		13,806,082
U.S. TREASURY OBLIGATIONS–23.77%
U.S. Treasury Notes
3.38% 9/15/28	14,105,000	13,870,284
3.50% 11/15/28	21,562,500	21,238,220
3.50% 12/15/28	7,120,000	7,009,862
3.50% 1/15/29	10,415,000	10,247,790
3.50% 3/15/29	8,065,000	7,929,218
3.63% 8/31/27	850,000	845,086
3.63% 8/15/28	1,442,100	1,426,327
3.63% 9/30/30	2,335,000	2,283,557
3.75% 4/30/27	6,860,000	6,841,778
3.75% 6/30/27	442,900	441,346
3.88% 7/31/27	815,000	812,676
3.88% 6/15/28	15,405,000	15,320,754
3.88% 7/15/28	26,840,000	26,685,880
3.88% 4/15/29	16,935,000	16,806,665
3.88% 6/30/30	1,645,000	1,625,980
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.13% 2/28/27	30,577,300	$30,597,874
4.13% 6/15/29	17,755,000	17,738,355
4.25% 2/15/28	78,155,000	78,243,535
Total U.S. Treasury Obligations (Cost $261,093,756)		259,965,187

	Number of Shares
MONEY MARKET FUND–4.31%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	47,176,054	47,176,054
Total Money Market Fund (Cost $47,176,054)		47,176,054

	Principal Amount°
SHORT-TERM INVESTMENTS—0.34%
U.S. Treasury Obligations–0.34%
U.S. Treasury Bills
≠0.00% 7/2/26	1,972,000	1,971,803
∞≠0.00% 12/24/26	1,800,000	1,766,237
Total Short-Term Investments (Cost $3,738,367)		3,738,040

TOTAL INVESTMENTS–101.10% (Cost $1,107,790,324)	1,105,881,031

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.10%)	(12,065,565)
NET ASSETS APPLICABLE TO 115,831,825 SHARES OUTSTANDING–100.00%	$1,093,815,466
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SHORT DURATION BOND FUND STANDARD CLASS ($203,652,843 / 21,433,052 Shares)	$9.502
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SHORT DURATION BOND FUND SERVICE CLASS ($890,162,623 / 94,398,773 Shares)	$9.430
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$1,160,769,733
Distributable earnings/(accumulated loss)	(66,954,267)
TOTAL NET ASSETS	$1,093,815,466

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

LVIP JPMorgan Short Duration Bond Fund-7

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2026.
≠The rate shown is the effective yield at the time of purchase.
∞Fully or partially pledged as collateral for futures contracts.

★Includes $19,605 expense reimbursement receivable from Lincoln Financial Investments Corporation, $40,865 variation margin due from broker on futures contracts, $23,891,722 payable for securities purchased, $225,651 payable for fund shares redeemed, $24,916 other accrued expenses payable, $622,196 due to manager and affiliates, $28,817 payable for audit fee and $22,555 payable for fund accounting fee as of June 30, 2026.

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(214)	CBOT 10 Year U.S. Treasury Notes Futures	$(23,516,594)	$(23,297,294)	9/21/26	$—	$(219,300)
1,450	CBOT 2 Year U.S. Treasury Notes Futures	298,892,577	299,011,387	9/30/26	—	(118,810)
(595)	CBOT 5 Year U.S. Treasury Notes Futures	(63,692,891)	(63,423,055)	9/30/26	—	(269,836)
(1)	CBOT U.S. Long Bond Futures	(113,500)	(110,123)	9/21/26	—	(3,377)
(23)	Ultra 10 Year U.S. Treasury Notes Futures	(2,586,781)	(2,543,978)	9/21/26	—	(42,803)
Total Futures Contracts					$—	$(654,126)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
BMO–Bank of Montreal
BNP–BNP Paribas
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
FREMF–Freddie Mac Multifamily
HSBC–Hong Kong and Shanghai Banking Corporation
REMIC–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Short Duration Bond Fund-8

LVIP JPMorgan Short Duration Bond Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Interest	$24,313,022
EXPENSES:
Management fees	2,631,502
Distribution fees-Service Class	1,322,651
Shareholder servicing fees	157,602
Accounting and administration expenses	97,482
Professional fees	44,193
Reports and statements to shareholders	17,188
Trustees’ fees and expenses	15,737
Pricing fees	11,207
Custodian fees	6,163
Consulting fees	4,938
Other	12,242
4,320,905
Less:
Management fees waived	(326,072)
Expenses reimbursed	(117,948)
Total operating expenses	3,876,885
NET INVESTMENT INCOME	20,436,137
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(271,986)
Futures contracts	(976,883)
Net realized loss	(1,248,869)
Net change in unrealized appreciation (depreciation) of:
Investments	(10,474,634)
Futures contracts	(993,916)
Net change in unrealized appreciation (depreciation)	(11,468,550)
NET REALIZED AND UNREALIZED LOSS	(12,717,419)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,718,718
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Short Duration Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$20,436,137	$41,622,085
Net realized loss	(1,248,869)	(1,149,654)
Net change in unrealized appreciation (depreciation)	(11,468,550)	12,389,419
Net increase in net assets resulting from operations	7,718,718	52,861,850
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(8,246,204)
Service Class	—	(31,274,578)
	—	(39,520,782)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	28,023,923	67,798,169
Service Class	83,721,056	96,926,169
Reinvestment of dividends and distributions:
Standard Class	—	8,246,204
Service Class	—	31,274,578
	111,744,979	204,245,120
Cost of shares redeemed:
Standard Class	(37,637,783)	(50,854,914)
Service Class	(94,901,839)	(182,033,273)
	(132,539,622)	(232,888,187)
Decrease in net assets derived from capital share transactions	(20,794,643)	(28,643,067)
NET DECREASE IN NET ASSETS	(13,075,925)	(15,301,999)
NET ASSETS:
Beginning of period	1,106,891,391	1,122,193,390
End of period	$1,093,815,466	$1,106,891,391
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Short Duration Bond Fund-9

LVIP JPMorgan Short Duration Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Short Duration Bond Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21[3]
Net asset value, beginning of period	$9.423	$9.308	$9.294	$9.173	$9.818	$10.060
Income (loss) from investment operations:
Net investment income[4]	0.188	0.385	0.364	0.294	0.170	0.109
Net realized and unrealized gain (loss)	(0.109)	0.098	0.034	0.165	(0.574)	(0.176)
Total from investment operations	0.079	0.483	0.398	0.459	(0.404)	(0.067)
Less dividends and distributions from:
Net investment income	—	(0.368)	(0.384)	(0.338)	(0.241)	(0.174)
Return of capital	—	—	—	—	—	(0.001)
Total dividends and distributions	—	(0.368)	(0.384)	(0.338)	(0.241)	(0.175)
Net asset value, end of period	$9.502	$9.423	$9.308	$9.294	$9.173	$9.818
Total return[5]	0.84%	5.19%	4.30%	5.00%	(4.12% )	(0.67% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$203,653	$211,597	$184,638	$175,888	$160,489	$180,707
Ratio of expenses to average net assets	0.47%	0.49%	0.53%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.55%	0.56%	0.55%	0.55%	0.54%	0.53%
Ratio of net investment income to average net assets	4.00%	4.03%	3.84%	3.15%	1.79%	1.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.92%	3.96%	3.82%	3.13%	1.78%	1.09%
Portfolio turnover	23%	159%	141%	123%	122%	274%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2025, J.P. Morgan Investment Management Inc. ("JPMIM") replaced Delaware Investments Fund Advisers ("DIFA") as a sub-adviser to the Fund.
[3]
The Fund adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Limited-Term Diversified Income Series.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Short Duration Bond Fund-10

LVIP JPMorgan Short Duration Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Short Duration Bond Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21[3]
Net asset value, beginning of period	$9.366	$9.254	$9.241	$9.122	$9.762	$10.000
Income (loss) from investment operations:
Net investment income[4]	0.173	0.354	0.333	0.265	0.141	0.079
Net realized and unrealized gain (loss)	(0.109)	0.096	0.035	0.162	(0.571)	(0.183)
Total from investment operations	0.064	0.450	0.368	0.427	(0.430)	(0.104)
Less dividends and distributions from:
Net investment income	—	(0.338)	(0.355)	(0.308)	(0.210)	(0.133)
Return of capital	—	—	—	—	—	(0.001)
Total dividends and distributions	—	(0.338)	(0.355)	(0.308)	(0.210)	(0.134)
Net asset value, end of period	$9.430	$9.366	$9.254	$9.241	$9.122	$9.762
Total return[5]	0.68%	4.87%	3.99%	4.68%	(4.40% )	(1.04% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$890,162	$895,294	$937,555	$951,493	$990,680	$1,221,710
Ratio of expenses to average net assets	0.77%	0.79%	0.83%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.85%	0.86%	0.85%	0.85%	0.84%	0.83%
Ratio of net investment income to average net assets	3.70%	3.73%	3.54%	2.85%	1.49%	0.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.62%	3.66%	3.52%	2.83%	1.48%	0.79%
Portfolio turnover	23%	159%	141%	123%	122%	274%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2025, J.P. Morgan Investment Management Inc. ("JPMIM") replaced Delaware Investments Fund Advisers ("DIFA") as a sub-adviser to the Fund.
[3]
The Fund adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Limited-Term Diversified Income Series.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Short Duration Bond Fund-11

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Short Duration Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek maximum total return, consistent with reasonable risk.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current
LVIP JPMorgan Short Duration Bond Fund-12

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.500% of the first $500 million of the Fund's average daily net assets; 0.475% of the next $500 million; 0.450% of the next $1.5 billion; and 0.425% of the Fund's average daily net assets in excess of $2.5 billion.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.06% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.47% of the Fund’s average daily net assets for the Standard Class and 0.77% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$196,789	$227,236	$287,743	$711,768
J.P. Morgan Investment Management Inc. ("JPMIM") (the "Sub-Adviser") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
LVIP JPMorgan Short Duration Bond Fund-13

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$43,350
Legal	7,213
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,181 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$19,605
Management fees payable to LFI	378,556
Distribution fees payable to LFD	217,783
Shareholder servicing fees payable to Lincoln Life	25,857
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$118,329,430
Purchases of U.S. government securities	123,295,836
Sales other than U.S. government securities	58,588,243
Sales of U.S. government securities	193,300,575
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,107,790,324
Aggregate unrealized appreciation of investments and derivatives	$2,151,546
Aggregate unrealized depreciation of investments and derivatives	(4,714,965)
Net unrealized depreciation of investments and derivatives	$(2,563,419)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer
LVIP JPMorgan Short Duration Bond Fund-14

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$121,980,044	$—	$121,980,044
Agency Commercial Mortgage-Backed Securities	—	17,347,362	—	17,347,362
Agency Mortgage-Backed Securities	—	125,301,245	—	125,301,245
Corporate Bonds	—	271,614,682	—	271,614,682
Non-Agency Asset-Backed Securities	—	239,833,901	—	239,833,901
Non-Agency Collateralized Mortgage Obligations	—	5,118,434	—	5,118,434
Non-Agency Commercial Mortgage-Backed Securities	—	13,806,082	—	13,806,082
U.S. Treasury Obligations	—	259,965,187	—	259,965,187
Money Market Fund	47,176,054	—	—	47,176,054
Short-Term Investments	—	3,738,040	—	3,738,040
Total Investments	$47,176,054	$1,058,704,977	$—	$1,105,881,031
Derivatives:

Liabilities:
Futures Contracts	$(654,126)	$—	$—	$(654,126)
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan Short Duration Bond Fund-15

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	2,957,343	7,093,324
Service Class	8,900,598	10,185,777
Shares reinvested:
Standard Class	—	876,033
Service Class	—	3,342,535
	11,857,941	21,497,669
Shares redeemed:
Standard Class	(3,979,262)	(5,350,259)
Service Class	(10,094,852)	(19,253,127)
	(14,074,114)	(24,603,386)
Net decrease	(2,216,173)	(3,105,717)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(654,126)
LVIP JPMorgan Short Duration Bond Fund-16

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(976,883)	$(993,916)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$289,759,623	$111,685,558
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2026, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
LVIP JPMorgan Short Duration Bond Fund-17

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Short Duration Bond Fund-18

LVIP JPMorgan Small Cap Core Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP JPMorgan Small Cap Core Fund

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.10%
Aerospace & Defense–2.57%
†AAR Corp.	3,306	$472,527
†Archer Aviation, Inc. Class A	16,963	80,235
†Beta Technologies, Inc. Class A	17,272	289,306
†Firefly Aerospace, Inc.	11,568	340,099
†Kratos Defense & Security Solutions, Inc.	5,199	259,222
†Mercury Systems, Inc.	5,541	677,830
Moog, Inc. Class A	6,436	2,727,834
Park Aerospace Corp.	9,123	348,134
†Red Cat Holdings, Inc.	12,644	134,659
†StandardAero, Inc.	5,290	158,224
†V2X, Inc.	9,324	695,197
		6,183,267
Air Freight & Logistics–0.06%
†Radiant Logistics, Inc.	14,007	132,506
		132,506
Automobile Components–1.79%
†Adient PLC	13,559	249,214
Dana, Inc.	16,590	451,414
†Dauch Corp.	107,512	582,715
Garrett Motion, Inc.	35,968	1,303,121
LCI Industries	3,065	324,522
†Motorcar Parts of America, Inc.	21,700	332,444
Patrick Industries, Inc.	2,938	263,774
Phinia, Inc.	3,770	310,535
†Versigent PLC	11,812	496,222
		4,313,961
Automobiles–0.05%
Winnebago Industries, Inc.	4,095	127,928
		127,928
Banks–10.97%
Amerant Bancorp, Inc.	2,358	60,176
Ameris Bancorp	7,835	707,187
Associated Banc-Corp.	27,703	852,421
Atlantic Union Bankshares Corp.	3,518	148,847
†Axos Financial, Inc.	5,198	506,233
Banc of California, Inc.	77,243	1,578,074
†Bancorp, Inc.	2,854	178,775
Bank of NT Butterfield & Son Ltd.	20,211	1,202,554
BankUnited, Inc.	8,479	410,808
BayCom Corp.	544	17,898
Beacon Financial Corp.	4,843	147,469
†Bridgewater Bancshares, Inc.	5,790	121,822
Burke & Herbert Financial Services Corp.	670	48,146
Business First Bancshares, Inc.	13,731	421,954
Byline Bancorp, Inc.	15,296	576,047
Capitol Federal Financial, Inc.	4,925	41,912
ChoiceOne Financial Services, Inc.	1,409	47,906
CNB Financial Corp.	11,413	384,732
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Community Trust Bancorp, Inc.	2,587	$187,195
ConnectOne Bancorp, Inc.	9,835	328,882
†Customers Bancorp, Inc.	6,038	477,606
CVB Financial Corp.	23,295	525,302
Dime Commercial Bancshares, Inc.	1,751	71,178
Eastern Bankshares, Inc.	39,687	882,639
Enterprise Financial Services Corp.	11,746	773,826
Equity Bancshares, Inc. Class A	3,038	148,832
Farmers National Banc Corp.	33,677	491,684
FB Financial Corp.	1,055	58,394
Financial Institutions, Inc.	13,071	509,377
First BanCorp	22,307	581,543
First Busey Corp.	10,517	310,251
First Financial Bancorp	8,673	293,408
First Financial Corp.	6,226	482,141
First Interstate BancSystem, Inc. Class A	3,778	145,680
First Merchants Corp.	12,822	560,193
First Mid Bancshares, Inc.	5,047	242,710
Five Star Bancorp	5,756	280,260
Glacier Bancorp, Inc.	5,357	276,314
Hanmi Financial Corp.	10,391	336,668
HBT Financial, Inc.	612	19,578
Heritage Financial Corp.	6,311	186,932
Hilltop Holdings, Inc.	17,668	685,165
HomeTrust Bancshares, Inc.	848	42,307
Horizon Bancorp, Inc.	23,682	473,166
Mercantile Bank Corp.	5,942	341,190
Metropolitan Bank Holding Corp.	3,101	306,255
Mid Penn Bancorp, Inc.	1,109	38,638
National Bank Holdings Corp. Class A	2,192	97,391
Nicolet Bankshares, Inc.	1,208	199,791
Northrim BanCorp, Inc.	4,959	137,563
OceanFirst Financial Corp.	25,890	505,632
Old National Bancorp	34,606	896,295
Old Second Bancorp, Inc.	13,061	304,582
Origin Bancorp, Inc.	13,539	692,520
Pathward Financial, Inc.	8,852	770,655
Peapack-Gladstone Financial Corp.	11,103	525,505
Peoples Bancorp, Inc.	5,690	218,553
Provident Financial Services, Inc.	7,210	170,444
QCR Holdings, Inc.	3,894	379,081
Seacoast Banking Corp. of Florida	2,720	90,440
Simmons First National Corp. Class A	27,812	629,942
SmartFinancial, Inc.	911	42,744
South Plains Financial, Inc.	16,512	711,419
Southern Missouri Bancorp, Inc.	1,104	84,136
Southside Bancshares, Inc.	3,004	105,711
Southstate Bank Corp.	2,842	283,916
Towne Bank	1,698	61,536
TriCo Bancshares	2,967	159,773
LVIP JPMorgan Small Cap Core Fund-1

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
UMB Financial Corp.	4,393	$627,145
United Community Banks, Inc.	7,187	252,192
Unity Bancorp, Inc.	1,908	111,981
Univest Financial Corp.	3,810	166,687
Valley National Bancorp	14,143	207,195
Wintrust Financial Corp.	1,425	229,026
WSFS Financial Corp.	3,544	271,931
		26,444,061
Beverages–0.19%
†Vita Coco Co., Inc.	7,002	463,112
		463,112
Biotechnology–10.59%
†4D Molecular Therapeutics, Inc.	11,869	157,858
†ACADIA Pharmaceuticals, Inc.	12,327	311,873
†Agios Pharmaceuticals, Inc.	19,422	720,750
†Alkermes PLC	3,833	200,830
†ALX Oncology Holdings, Inc.	87,783	181,711
†AnaptysBio, Inc.	5,756	388,530
†Annexon, Inc.	58,829	335,914
†Apogee Therapeutics, Inc.	2,186	290,148
†ArriVent Biopharma, Inc.	3,918	136,111
†Arrowhead Pharmaceuticals, Inc.	9,152	745,980
†ARS Pharmaceuticals, Inc.	28,221	226,050
†Beam Therapeutics, Inc.	6,373	218,721
†Bicara Therapeutics, Inc.	6,366	189,007
†BioCryst Pharmaceuticals, Inc.	27,910	279,100
†Biohaven Ltd.	31,769	472,723
†Bridgebio Pharma, Inc.	12,495	930,628
†Capricor Therapeutics, Inc.	10,837	260,955
†Catalyst Pharmaceuticals, Inc.	14,759	463,875
†Celcuity, Inc.	2,195	229,641
†Celldex Therapeutics, Inc.	3,553	132,207
†CG oncology, Inc.	5,311	377,347
†Cogent Biosciences, Inc.	10,374	401,474
†Compass Therapeutics, Inc.	16,306	35,710
†Corvus Pharmaceuticals, Inc.	8,901	132,981
†CRISPR Therapeutics AG	6,143	335,039
†Cullinan Therapeutics, Inc.	11,564	210,580
†Cytokinetics, Inc.	7,284	620,524
†Denali Therapeutics, Inc.	11,380	292,694
†Editas Medicine, Inc.	62,222	201,599
†Entrada Therapeutics, Inc.	37,959	279,378
†Erasca, Inc.	19,146	350,755
†Generate Biomedicines, Inc.	13,304	224,438
†GRAIL, Inc.	2,128	145,279
†Halozyme Therapeutics, Inc.	4,329	338,831
†Ideaya Biosciences, Inc.	5,275	196,599
†ImmunityBio, Inc.	24,133	211,284
†Immunome, Inc.	9,421	199,631
†Intellia Therapeutics, Inc.	6,329	107,087
†Iovance Biotherapeutics, Inc.	39,200	163,072
†Janux Therapeutics, Inc.	9,516	146,166
†Kodiak Sciences, Inc.	4,306	167,762
†Krystal Biotech, Inc.	1,165	432,996
†Kura Oncology, Inc.	16,665	182,815
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Kymera Therapeutics, Inc.	5,974	$685,039
†Lexeo Therapeutics, Inc.	5,378	25,035
†Madrigal Pharmaceuticals, Inc.	1,401	752,267
†Mirum Pharmaceuticals, Inc.	3,849	450,602
†Neurogene, Inc.	3,459	108,786
†Nuvalent, Inc. Class A	3,519	434,596
†ORIC Pharmaceuticals, Inc.	8,618	93,333
†Oruka Therapeutics, Inc.	2,854	271,615
†Praxis Precision Medicines, Inc.	2,145	718,125
†Precision BioSciences, Inc.	14,495	113,931
†Prime Medicine, Inc.	34,398	126,929
†Protagonist Therapeutics, Inc.	1,286	157,638
†PTC Therapeutics, Inc.	3,867	315,431
†Puma Biotechnology, Inc.	16,158	131,041
†Recursion Pharmaceuticals, Inc. Class A	63,000	231,210
†REGENXBIO, Inc.	24,909	298,410
†Relay Therapeutics, Inc.	32,828	614,212
†Rhythm Pharmaceuticals, Inc.	4,341	481,981
†Rocket Pharmaceuticals, Inc.	15,844	54,186
†Scholar Rock Holding Corp.	4,794	263,670
†Solid Biosciences, Inc.	19,572	195,524
†Spyre Therapeutics, Inc.	6,885	611,250
†Stoke Therapeutics, Inc.	6,520	213,334
†Sutro Biopharma, Inc.	13,437	446,108
†Syndax Pharmaceuticals, Inc.	5,645	123,400
†Tectonic Therapeutic, Inc.	3,118	107,181
†TG Therapeutics, Inc.	14,508	797,070
†Travere Therapeutics, Inc.	12,407	704,842
†Twist Bioscience Corp.	1,096	112,756
†Tyra Biosciences, Inc.	13,093	418,190
†Ultragenyx Pharmaceutical, Inc.	18,526	618,583
†Vaxcyte, Inc.	8,650	502,824
†Veracyte, Inc.	16,767	984,726
†Vericel Corp.	4,968	221,026
†Vir Biotechnology, Inc.	14,937	152,208
†Xencor, Inc.	11,685	188,129
†Zymeworks, Inc.	6,221	162,617
		25,514,458
Broadline Retail–0.05%
Kohl's Corp.	7,007	124,164
		124,164
Building Products–0.68%
Apogee Enterprises, Inc.	1,878	85,900
Griffon Corp.	10,303	1,004,851
†Resideo Technologies, Inc.	14,306	444,917
UFP Industries, Inc.	1,075	97,545
		1,633,213
Capital Markets–1.56%
BGC Group, Inc. Class A	51,366	549,103
†Donnelley Financial Solutions, Inc.	4,827	202,493
Marex Group PLC	8,309	506,434
LVIP JPMorgan Small Cap Core Fund-2

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
†Miami International Holdings, Inc.	7,402	$275,058
Moelis & Co. Class A	2,225	145,560
Piper Sandler Cos.	9,148	661,766
StepStone Group, Inc. Class A	977	40,409
†StoneX Group, Inc.	7,367	872,989
Victory Capital Holdings, Inc. Class A	1,036	87,086
Virtus Investment Partners, Inc.	2,831	406,248
		3,747,146
Chemicals–2.08%
Avient Corp.	11,213	414,432
Balchem Corp.	4,444	750,814
Chemours Co.	8,547	175,384
†Ecovyst, Inc.	24,786	308,586
FMC Corp.	63,369	728,743
HB Fuller Co.	6,410	373,639
Innospec, Inc.	5,487	446,587
Koppers Holdings, Inc.	3,380	151,762
Mativ Holdings, Inc.	14,456	109,432
Minerals Technologies, Inc.	6,870	508,174
Orion SA	14,003	92,840
†Perimeter Solutions, Inc.	15,038	536,105
Quaker Chemical Corp.	849	134,881
Sensient Technologies Corp.	2,330	287,266
		5,018,645
Commercial Services & Supplies–0.76%
ABM Industries, Inc.	8,997	398,027
†ACV Auctions, Inc. Class A	70,281	505,320
Brink's Co.	3,017	285,076
†Cimpress PLC	1,255	127,634
Tetra Tech, Inc.	12,471	360,287
†Vestis Corp.	11,288	163,902
		1,840,246
Communications Equipment–0.60%
†ADTRAN Holdings, Inc.	3,743	52,028
†Clearfield, Inc.	10,319	410,593
†Extreme Networks, Inc.	6,893	223,126
†NETGEAR, Inc.	5,560	129,826
†Viasat, Inc.	5,585	501,589
†Vistance Networks, Inc.	10,945	139,877
		1,457,039
Construction & Engineering–3.44%
†API Group Corp.	28,477	1,206,001
Arcosa, Inc.	5,785	840,503
†Dycom Industries, Inc.	1,781	900,456
†Fluor Corp.	12,949	678,398
Granite Construction, Inc.	1,939	306,517
†IES Holdings, Inc.	898	659,725
†Matrix Service Co.	10,434	142,946
†MYR Group, Inc.	5,124	2,564,049
†NWPX Infrastructure, Inc.	1,346	201,819
†Orion Group Holdings, Inc.	12,894	216,877
Tutor Perini Corp.	6,934	575,314
		8,292,605
Consumer Finance–1.59%
†Atlanticus Holdings Corp.	1,735	177,404
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†Encore Capital Group, Inc.	11,568	$1,079,179
†Enova International, Inc.	4,970	1,196,428
FirstCash Holdings, Inc.	2,967	641,821
†Happen, Inc.	14,065	291,708
†LendingTree, Inc.	666	29,497
†NerdWallet, Inc. Class A	2,957	27,352
PROG Holdings, Inc.	4,686	218,415
†Upstart Holdings, Inc.	4,921	174,351
		3,836,155
Consumer Staples Distribution & Retail–0.87%
Andersons, Inc.	10,217	698,843
†Chefs' Warehouse, Inc.	6,908	663,859
Ingles Markets, Inc. Class A	2,193	194,256
†United Natural Foods, Inc.	10,230	467,204
Village Super Market, Inc. Class A	1,611	67,952
		2,092,114
Containers & Packaging–0.24%
Myers Industries, Inc.	7,875	278,066
†O-I Glass, Inc.	31,412	302,498
		580,564
Distributors–0.21%
†GigaCloud Technology, Inc. Class A	11,391	359,956
Gold.com, Inc.	3,650	151,876
		511,832
Diversified Consumer Services–0.97%
†American Public Education, Inc.	4,554	244,550
†McGraw Hill, Inc.	68,751	651,072
OneSpaWorld Holdings Ltd.	16,522	466,581
Perdoceo Education Corp.	17,496	559,872
†Stride, Inc.	4,774	411,710
		2,333,785
Diversified REITs–0.72%
American Assets Trust, Inc.	2,981	73,601
Broadstone Net Lease, Inc.	41,077	849,062
Essential Properties Realty Trust, Inc.	27,377	817,203
		1,739,866
Diversified Telecommunication Services–0.19%
†Lumen Technologies, Inc.	58,952	452,751
		452,751
Electric Utilities–0.50%
IDACORP, Inc.	4,302	650,892
Otter Tail Corp.	6,115	550,228
		1,201,120
Electrical Equipment–1.14%
Allient, Inc.	868	89,343
†American Superconductor Corp.	5,986	248,479
Atkore, Inc.	5,047	383,774
EnerSys	7,563	1,768,381
†Fluence Energy, Inc.	12,728	253,032
		2,743,009
Electronic Equipment, Instruments & Components–3.45%
†Arlo Technologies, Inc.	4,537	61,159
LVIP JPMorgan Small Cap Core Fund-3

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Bel Fuse, Inc. Class B	603	$200,823
Benchmark Electronics, Inc.	10,531	1,039,094
†Daktronics, Inc.	2,246	43,932
†Insight Enterprises, Inc.	9,411	1,146,260
†Knowles Corp.	14,383	596,607
†Mirion Technologies, Inc.	13,880	248,868
†nLight, Inc.	6,488	451,694
†Novanta, Inc.	6,179	1,002,481
†OSI Systems, Inc.	1,898	415,092
†Plexus Corp.	4,546	1,366,846
†ScanSource, Inc.	13,190	687,067
†TTM Technologies, Inc.	441	82,476
Vishay Intertechnology, Inc.	18,223	980,033
		8,322,432
Energy Equipment & Services–2.68%
Archrock, Inc.	15,544	632,796
Atlas Energy Solutions, Inc.	19,456	323,164
Helmerich & Payne, Inc.	11,487	376,084
Kodiak Gas Services, Inc.	10,811	812,230
Liberty Energy, Inc.	15,941	417,495
†Nabors Industries Ltd.	2,759	231,784
†National Energy Services Reunited Corp.	14,396	430,872
Noble Corp. PLC	15,142	564,797
†Oceaneering International, Inc.	11,470	464,764
Patterson-UTI Energy, Inc.	31,676	290,786
†ProPetro Holding Corp.	13,416	192,386
†Seadrill Ltd.	7,682	290,533
Solaris Energy Infrastructure, Inc. Class A	8,104	652,048
†Transocean Ltd.	159,562	780,258
		6,459,997
Entertainment–1.03%
†IMAX Corp.	2,410	96,063
†Lionsgate Studios Corp.	34,100	522,071
†Madison Square Garden Entertainment Corp.	5,916	478,545
Marcus Corp.	10,299	241,615
†Sphere Entertainment Co.	4,706	814,279
†Stubhub Holdings, Inc. Class A	25,142	323,577
		2,476,150
Financial Services–2.54%
Alerus Financial Corp.	1,551	48,236
Bladex, Inc.	1,844	113,351
Enact Holdings, Inc.	5,929	271,015
Essent Group Ltd.	9,208	591,890
HA Sustainable Infrastructure Capital, Inc.	16,342	638,155
Jackson Financial, Inc. Class A	6,242	639,118
†NMI Holdings, Inc. Class A	26,494	1,088,638
†Payoneer Global, Inc.	66,754	475,288
PennyMac Financial Services, Inc.	4,017	349,881
Radian Group, Inc.	14,847	559,286
†Sezzle, Inc.	1,985	340,686
Walker & Dunlop, Inc.	18,501	1,012,005
		6,127,549
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–0.27%
Dole PLC	19,908	$273,138
†Mama's Creations, Inc.	15,576	278,031
†Vital Farms, Inc.	8,646	100,553
		651,722
Gas Utilities–1.27%
New Jersey Resources Corp.	32,558	1,824,550
ONE Gas, Inc.	7,111	548,045
Southwest Gas Holdings, Inc.	7,688	681,772
		3,054,367
Ground Transportation–0.12%
†RXO, Inc.	10,507	289,888
		289,888
Health Care Equipment & Supplies–2.14%
†AtriCure, Inc.	10,131	283,465
†Axogen, Inc.	12,890	595,389
†Beta Bionics, Inc.	28,295	443,383
†Butterfly Network, Inc.	50,951	429,007
†Ceribell, Inc.	19,591	381,045
†Glaukos Corp.	4,668	652,400
†Haemonetics Corp.	5,625	421,875
†Inogen, Inc.	21,118	136,211
†Integra LifeSciences Holdings Corp.	12,205	219,202
†IRhythm Holdings, Inc.	2,829	336,509
†Lantheus Holdings, Inc.	3,859	428,117
†LivaNova PLC	2,009	165,200
†Novocure Ltd.	12,774	193,526
†SI-BONE, Inc.	6,556	106,994
†Sight Sciences, Inc.	2,552	13,832
†Tandem Diabetes Care, Inc.	9,862	148,818
†TransMedics Group, Inc.	3,011	199,991
		5,154,964
Health Care Providers & Services–3.11%
†Addus HomeCare Corp.	719	72,238
†Alignment Healthcare, Inc.	25,486	606,822
†Aveanna Healthcare Holdings, Inc.	70,738	606,225
†BrightSpring Health Services, Inc.	6,194	431,970
†Castle Biosciences, Inc.	4,599	109,686
Concentra Group Holdings Parent, Inc.	11,233	334,182
Ensign Group, Inc.	3,973	636,872
†GeneDx Holdings Corp.	838	57,529
†Guardant Health, Inc.	8,155	1,223,495
†Hims & Hers Health, Inc.	25,908	898,230
†Hinge Health, Inc. Class A	10,737	891,171
National HealthCare Corp.	1,154	243,909
†NeoGenomics, Inc.	6,379	93,070
†Oncology Institute, Inc.	26,538	144,101
†Option Care Health, Inc.	12,955	271,666
†Progyny, Inc.	18,797	541,917
†Surgery Partners, Inc.	2,463	41,378
U.S. Physical Therapy, Inc.	4,095	281,245
		7,485,706
Health Care REITs–0.95%
American Healthcare REIT, Inc.	6,377	332,561
CareTrust REIT, Inc.	15,958	643,905
LVIP JPMorgan Small Cap Core Fund-4

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs (continued)
Community Healthcare Trust, Inc.	2,216	$40,508
Diversified Healthcare Trust	92,345	858,809
Sabra Health Care REIT, Inc.	21,625	421,904
		2,297,687
Health Care Technology–0.32%
HealthStream, Inc.	26,060	710,135
†HeartFlow, Inc.	2,281	66,925
		777,060
Hotel & Resort REITs–0.74%
Chatham Lodging Trust	24,718	327,019
DiamondRock Hospitality Co.	12,410	151,154
Ryman Hospitality Properties, Inc.	5,776	742,505
Summit Hotel Properties, Inc.	27,667	193,946
Xenia Hotels & Resorts, Inc.	17,982	366,113
		1,780,737
Hotels, Restaurants & Leisure–2.02%
†Biglari Holdings, Inc. Class B	270	115,028
†BJ's Restaurants, Inc.	4,958	301,124
†Black Rock Coffee Bar, Inc. Class A	10,086	83,613
†Hilton Grand Vacations, Inc.	26,994	1,413,676
†Jack in the Box, Inc.	17,059	269,703
†Kura Sushi USA, Inc. Class A	6,685	384,789
Marriott Vacations Worldwide Corp.	2,255	229,739
Monarch Casino & Resort, Inc.	2,964	390,092
†Navan, Inc. Class A	11,817	270,255
†Penn Entertainment, Inc.	15,771	336,868
†Shake Shack, Inc. Class A	8,986	503,396
Super Group SGHC Ltd.	32,625	442,069
†Sweetgreen, Inc. Class A	13,183	116,142
		4,856,494
Household Durables–1.10%
†Cavco Industries, Inc.	966	593,491
Century Communities, Inc.	2,990	214,263
†Champion Homes, Inc.	3,311	291,765
†Green Brick Partners, Inc.	2,988	239,160
†Hovnanian Enterprises, Inc. Class A	2,073	295,216
†M/I Homes, Inc.	4,741	762,305
†Sonos, Inc.	19,520	264,106
		2,660,306
Household Products–0.10%
†Central Garden & Pet Co. Class A	6,212	240,839
		240,839
Independent Power and Renewable Electricity Producers–0.12%
Clearway Energy, Inc. Class C	8,686	296,887
		296,887
Industrial REITs–0.18%
LXP Industrial Trust	3,560	191,813
Terreno Realty Corp.	3,575	231,553
		423,366
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–1.87%
†Accelerant Holdings Class A	12,710	$148,961
CNO Financial Group, Inc.	10,639	542,376
Hamilton Insurance Group Ltd. Class B	6,565	222,816
†Heritage Insurance Holdings, Inc.	1,552	40,476
Mercury General Corp.	3,877	413,366
†Oscar Health, Inc. Class A	31,975	911,927
†Palomar Holdings, Inc.	1,660	209,808
Pelagos Insurance Capital Ltd.	14,041	341,898
Safety Insurance Group, Inc.	2,387	178,691
†SiriusPoint Ltd.	6,803	163,272
†Skyward Specialty Insurance Group, Inc.	15,040	877,584
Stewart Information Services Corp.	5,946	392,555
Universal Insurance Holdings, Inc.	1,340	55,422
		4,499,152
Interactive Media & Services–0.25%
†Cargurus, Inc.	11,209	382,115
†Ziff Davis, Inc.	4,236	221,839
		603,954
IT Services–0.19%
†Everforth, Inc.	13,055	233,293
†Fastly, Inc. Class A	9,059	166,323
†Unisys Corp.	4,479	16,393
†Whitefiber, Inc.	929	36,092
		452,101
Leisure Products–0.30%
†Callaway Golf Co.	38,276	719,206
		719,206
Life Sciences Tools & Services–0.88%
†10X Genomics, Inc. Class A	24,777	949,950
†Adaptive Biotechnologies Corp.	11,859	254,376
†Alamar Biosciences, Inc.	4,331	117,327
†CryoPort, Inc.	13,418	210,663
†Maravai LifeSciences Holdings, Inc. Class A	89,051	555,678
†OmniAb, Inc.	8,307	20,435
		2,108,429
Machinery–1.84%
Atmus Filtration Technologies, Inc.	13,536	690,201
†Blue Bird Corp.	4,479	353,662
Greenbrier Cos., Inc.	405	19,849
Helios Technologies, Inc.	3,203	285,868
Kennametal, Inc.	7,471	261,859
†Proto Labs, Inc.	7,993	651,509
Terex Corp.	6,082	440,276
†Titan International, Inc.	16,581	127,840
Watts Water Technologies, Inc. Class A	3,290	1,287,870
Worthington Enterprises, Inc.	5,803	311,969
		4,430,903
LVIP JPMorgan Small Cap Core Fund-5

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine Transportation–0.21%
Costamare, Inc.	30,729	$430,821
Safe Bulkers, Inc.	12,155	76,698
		507,519
Media–0.51%
John Wiley & Sons, Inc. Class A	5,628	273,014
†Magnite, Inc.	19,925	378,177
†PubMatic, Inc. Class A	4,235	55,563
Scholastic Corp.	5,680	261,280
†Stagwell, Inc.	31,479	233,889
†TechTarget, Inc.	8,802	31,687
		1,233,610
Metals & Mining–1.97%
†Alpha Metallurgical Resources, Inc.	1,209	199,412
†Century Aluminum Co.	3,538	162,783
Coeur Mining, Inc.	7,924	129,320
Commercial Metals Co.	16,166	1,014,416
†Constellium SE	33,933	1,081,445
Hecla Mining Co.	13,036	201,145
Materion Corp.	2,753	818,715
Ryerson Holding Corp.	2,198	54,093
†SSR Mining, Inc.	19,385	548,208
†USA Rare Earth, Inc.	3,801	82,026
Warrior Met Coal, Inc.	5,709	463,342
		4,754,905
Mortgage Real Estate Investment Trusts (REITs)–1.05%
Adamas Trust, Inc.	14,979	140,503
Apollo Commercial Real Estate Finance, Inc.	7,803	83,336
BrightSpire Capital, Inc.	49,351	268,963
Ellington Financial, Inc.	40,571	552,171
Ladder Capital Corp.	106,959	1,064,242
PennyMac Mortgage Investment Trust	14,535	163,955
TPG RE Finance Trust, Inc.	32,049	268,250
		2,541,420
Multi-Utilities–0.48%
Black Hills Corp.	8,399	624,886
Unitil Corp.	10,277	541,495
		1,166,381
Office REITs–0.64%
COPT Defense Properties	21,815	793,848
†Hudson Pacific Properties, Inc.	27,969	424,849
†Piedmont Realty Trust, Inc. Class A	30,614	280,118
Postal Realty Trust, Inc. Class A	1,454	35,827
		1,534,642
Oil, Gas & Consumable Fuels–3.21%
†Calumet, Inc.	7,639	275,157
†CNX Resources Corp.	16,343	554,518
Core Natural Resources, Inc.	3,258	260,705
Crescent Energy Co. Class A	37,511	368,358
Delek U.S. Holdings, Inc.	9,203	467,604
†Energy Fuels, Inc.	10,925	158,412
†Green Plains, Inc.	10,118	155,615
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Gulfport Energy Corp.	2,431	$412,541
International Seaways, Inc.	2,016	154,405
Magnolia Oil & Gas Corp. Class A	5,090	130,202
Murphy Oil Corp.	17,197	559,934
†NextDecade Corp.	40,811	307,715
PBF Energy, Inc. Class A	12,778	581,655
Peabody Energy Corp.	3,723	86,076
†REX American Resources Corp.	6,493	293,159
Scorpio Tankers, Inc.	8,793	609,003
SM Energy Co.	28,637	747,426
Teekay Corp. Ltd.	40,651	406,510
Teekay Tankers Ltd. Class A	9,317	604,394
†Uranium Energy Corp.	27,954	297,990
World Kinect Corp.	9,273	305,453
		7,736,832
Passenger Airlines–0.22%
†Allegiant Travel Co.	811	95,374
†JetBlue Airways Corp.	22,346	128,043
†Joby Aviation, Inc.	34,508	307,811
		531,228
Personal Care Products–0.45%
†BellRing Brands, Inc.	10,327	133,631
†Coty, Inc. Class A	79,175	171,018
Edgewell Personal Care Co.	10,400	279,344
†Herbalife Ltd.	14,233	187,164
†Nature's Sunshine Products, Inc.	5,113	111,464
†Oddity Tech Ltd. Class A	13,406	202,833
		1,085,454
Pharmaceuticals–2.34%
†Alumis, Inc.	8,237	231,789
†Amneal Pharmaceuticals, Inc.	27,738	480,145
†ANI Pharmaceuticals, Inc.	2,138	176,984
†Atea Pharmaceuticals, Inc.	54,347	252,714
†Axsome Therapeutics, Inc.	1,458	356,875
†BioAge Labs, Inc.	6,847	167,820
†Corcept Therapeutics, Inc.	3,265	283,892
†Crinetics Pharmaceuticals, Inc.	3,848	143,992
†Definium Therapeutics, Inc.	7,184	337,935
†Edgewise Therapeutics, Inc.	11,705	475,574
†Indivior Pharmaceuticals, Inc.	7,860	322,496
†Ligand Pharmaceuticals, Inc.	1,235	390,371
†Liquidia Corp.	6,932	552,688
†MBX Biosciences, Inc.	5,231	288,751
†Ocular Therapeutix, Inc.	28,943	284,220
†Phathom Pharmaceuticals, Inc.	5,792	62,843
Phibro Animal Health Corp. Class A	6,672	209,501
†Supernus Pharmaceuticals, Inc.	3,585	166,738
†WaVe Life Sciences Ltd.	9,240	53,684
†Zevra Therapeutics, Inc.	28,528	409,092
		5,648,104
LVIP JPMorgan Small Cap Core Fund-6

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–0.78%
†BlackSky Technology, Inc.	1,332	$37,190
Concentrix Corp.	7,438	166,648
†IBEX Holdings Ltd.	8,993	273,118
†Innodata, Inc.	6,278	474,491
KBR, Inc.	5,146	177,691
Kelly Services, Inc. Class A	18,732	230,029
Maximus, Inc.	5,865	315,302
†Spire Global, Inc.	10,835	201,531
		1,876,000
Real Estate Management & Development–0.75%
†Compass, Inc. Class A	110,459	1,361,960
†Cushman & Wakefield Ltd.	3,290	44,053
Newmark Group, Inc. Class A	14,948	225,864
†Opendoor Technologies, Inc.	36,948	170,700
		1,802,577
Residential REITs–0.13%
Centerspace	998	56,078
Independence Realty Trust, Inc.	13,105	218,722
UMH Properties, Inc.	2,671	40,439
		315,239
Retail REITs–1.18%
Curbline Properties Corp.	10,540	320,416
Getty Realty Corp.	10,529	351,247
InvenTrust Properties Corp.	14,661	518,999
Kite Realty Group Trust	10,365	294,159
Macerich Co.	15,376	387,322
NETSTREIT Corp.	15,845	334,805
Phillips Edison & Co., Inc.	15,327	637,910
		2,844,858
Semiconductors & Semiconductor Equipment–3.80%
†ACM Research, Inc. Class A	8,606	1,092,015
†Aehr Test Systems	3,114	299,131
†Ambarella, Inc.	1,974	169,369
†Ambiq Micro, Inc.	6,127	541,014
†Axcelis Technologies, Inc.	671	127,121
†Cohu, Inc.	12,345	912,419
†Diodes, Inc.	6,853	749,992
†Ichor Holdings Ltd.	3,163	355,142
†Impinj, Inc.	3,234	463,206
†Kopin Corp.	21,437	96,038
Kulicke & Soffa Industries, Inc.	3,177	424,955
†MaxLinear, Inc.	6,394	818,624
†Navitas Semiconductor Corp.	6,295	112,806
†PDF Solutions, Inc.	2,467	174,639
†Penguin Solutions, Inc.	3,993	303,508
Power Integrations, Inc.	3,106	260,159
†Rigetti Computing, Inc.	35,100	678,132
†T1 Energy, Inc.	19,539	185,230
†Ultra Clean Holdings, Inc.	7,460	1,063,721
†Veeco Instruments, Inc.	4,389	332,686
		9,159,907
Software–6.52%
†8x8, Inc.	128,187	219,200
A10 Networks, Inc.	13,770	514,447
Adeia, Inc.	8,180	269,367
†Amplitude, Inc. Class A	17,897	136,912
†Appian Corp. Class A	9,325	213,543
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Arteris, Inc.	5,989	$291,006
†Asana, Inc. Class A	26,049	182,343
†Bit Digital, Inc.	9,247	16,645
†Bitdeer Technologies Group Class A	26,229	416,254
†BlackLine, Inc.	7,538	211,592
†Box, Inc. Class A	13,940	369,968
†Braze, Inc. Class A	15,830	343,353
†Cerence, Inc.	7,381	83,553
†Cipher Digital, Inc.	37,587	920,882
†Cleanspark, Inc.	44,178	642,790
†Consensus Cloud Solutions, Inc.	11,943	455,625
†Core Scientific, Inc.	26,902	688,422
†Digital Turbine, Inc.	23,997	309,561
†D-Wave Quantum, Inc.	31,289	750,623
†Freshworks, Inc. Class A	31,366	317,424
†Hut 8 Corp.	12,226	1,411,431
†Intapp, Inc.	7,414	186,907
InterDigital, Inc.	1,680	475,658
†LiveRamp Holdings, Inc.	8,080	304,131
†MARA Holdings, Inc.	25,086	348,445
†N-able, Inc.	49,391	181,265
†Ooma, Inc.	24,793	476,521
†Porch Group, Inc.	43,486	654,029
†Q2 Holdings, Inc.	6,445	310,005
†Qualys, Inc.	3,421	470,353
†Riot Platforms, Inc.	27,681	757,906
†Varonis Systems, Inc.	40,717	1,708,485
†Viant Technology, Inc. Class A	10,921	138,260
†Workiva, Inc.	4,959	240,561
†Xperi, Inc.	37,049	304,913
†Zeta Global Holdings Corp. Class A	20,383	401,137
		15,723,517
Specialized REITs–0.53%
Four Corners Property Trust, Inc.	10,132	248,741
Outfront Media, Inc.	26,037	852,972
Rayonier, Inc.	8,677	184,646
		1,286,359
Specialty Retail–2.03%
Advance Auto Parts, Inc.	4,895	304,567
American Eagle Outfitters, Inc.	15,176	261,027
Arko Corp.	63,139	507,006
†MarineMax, Inc.	8,389	307,205
†RealReal, Inc.	30,751	362,554
Signet Jewelers Ltd.	10,174	876,999
Sonic Automotive, Inc. Class A	11,426	968,811
†Victoria's Secret & Co.	11,202	935,143
†Warby Parker, Inc. Class A	6,464	196,118
†Zumiez, Inc.	9,180	163,404
		4,882,834
Technology Hardware, Storage & Peripherals–0.31%
†Diebold Nixdorf, Inc.	3,503	297,825
†Eastman Kodak Co.	49,096	454,138
		751,963
LVIP JPMorgan Small Cap Core Fund-7

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.94%
†Capri Holdings Ltd.	31,685	$588,390
†Figs, Inc. Class A	28,100	287,463
G-III Apparel Group Ltd.	23,587	795,118
Movado Group, Inc.	10,054	395,223
Wolverine World Wide, Inc.	12,284	203,054
		2,269,248
Tobacco–0.05%
Turning Point Brands, Inc.	1,360	115,342
		115,342
Trading Companies & Distributors–1.39%
Applied Industrial Technologies, Inc.	2,935	992,470
†BlueLinx Holdings, Inc.	1,817	112,436
Boise Cascade Co.	3,662	284,281
†DXP Enterprises, Inc.	292	49,272
GATX Corp.	660	116,945
Herc Holdings, Inc.	1,814	260,019
McGrath RentCorp	1,109	134,222
Rush Enterprises, Inc. Class A	10,430	761,234
WESCO International, Inc.	1,837	634,555
		3,345,434
Water Utilities–0.24%
American States Water Co.	1,460	120,640
Consolidated Water Co. Ltd.	15,427	455,096
		575,736
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.08%
†Gogo, Inc.	4,369	$13,544
Telephone & Data Systems, Inc.	4,545	168,210
		181,754
Total Common Stock (Cost $180,403,685)		238,824,306
RIGHTS–0.00%
=†Aduro Biotech, Inc.	20,960	7,965
Total Rights (Cost $0)		7,965

MONEY MARKET FUND–0.95%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	2,299,995	2,299,995
Total Money Market Fund (Cost $2,299,995)		2,299,995

TOTAL INVESTMENTS–100.05% (Cost $182,703,680)	241,132,266
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(132,453)
NET ASSETS APPLICABLE TO 8,925,143 SHARES OUTSTANDING–100.00%	$240,999,813
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SMALL CAP CORE FUND STANDARD CLASS ($143,870,883 / 5,292,214 Shares)	$27.185
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SMALL CAP CORE FUND SERVICE CLASS ($97,128,930 / 3,632,929 Shares)	$26.736
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$148,556,755
Distributable earnings/(accumulated loss)	92,443,058
TOTAL NET ASSETS	$240,999,813

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $187,000 cash collateral held at broker for futures contracts, $11,971 variation margin due from broker on futures contracts,
$26,233 payable for securities purchased, $443,917 payable for fund shares redeemed, $12,786 other accrued expenses payable, $150,705 due to manager and affiliates, $16,269 payable for audit fee and $8,285 payable for fund accounting fee as of June 30, 2026.

LVIP JPMorgan Small Cap Core Fund-8

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2026:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
16	CME E-mini Russell 2000 Index Futures	$2,436,480	$2,420,194	9/18/26	$16,286	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-9

LVIP JPMorgan Small Cap Core Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $1,035)	$1,338,221
EXPENSES:
Management fees	709,243
Distribution fees-Service Class	104,282
Shareholder servicing fees	31,643
Accounting and administration expenses	27,614
Professional fees	23,168
Custodian fees	14,723
Reports and statements to shareholders	5,806
Consulting fees	3,791
Trustees’ fees and expenses	3,034
Pricing fees	2,572
Other	4,992
Total operating expenses	930,868
NET INVESTMENT INCOME	407,353
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	24,833,450
Futures contracts	827,166
Net realized gain	25,660,616
Net change in unrealized appreciation (depreciation) of:
Investments	21,626,142
Futures contracts	61,562
Net change in unrealized appreciation (depreciation)	21,687,704
NET REALIZED AND UNREALIZED GAIN	47,348,320
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,755,673
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Small Cap Core Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$407,353	$606,091
Net realized gain	25,660,616	10,373,825
Net change in unrealized appreciation (depreciation)	21,687,704	7,075,906
Net increase in net assets resulting from operations	47,755,673	18,055,822
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(11,257,592)
Service Class	—	(5,762,161)
	—	(17,019,753)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,514,627	9,489,801
Service Class	10,605,898	29,899,622
Reinvestment of dividends and distributions:
Standard Class	—	11,257,592
Service Class	—	5,762,161
	14,120,525	56,409,176
Cost of shares redeemed:
Standard Class	(21,091,185)	(42,308,747)
Service Class	(6,595,721)	(7,591,130)
	(27,686,906)	(49,899,877)
Increase (decrease) in net assets derived from capital share transactions	(13,566,381)	6,509,299
NET INCREASE IN NET ASSETS	34,189,292	7,545,368
NET ASSETS:
Beginning of period	206,810,521	199,265,153
End of period	$240,999,813	$206,810,521
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-10

LVIP JPMorgan Small Cap Core Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Small Cap Core Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$21.946	$21.694	$19.849	$17.960	$28.40	$24.11
Income (loss) from investment operations:
Net investment income[3]	0.056	0.082	0.123	0.098	0.11	0.09
Net realized and unrealized gain (loss)	5.183	2.107	2.233	2.208	(5.40)	5.04
Total from investment operations	5.239	2.189	2.356	2.306	(5.29)	5.13
Less dividends and distributions from:
Net investment income	—	(0.131)	(0.177)	(0.255)	(0.11)	(0.14)
Net realized gain	—	(1.806)	(0.334)	(0.162)	(5.04)	(0.70)
Total dividends and distributions	—	(1.937)	(0.511)	(0.417)	(5.15)	(0.84)
Net asset value, end of period	$27.185	$21.946	$21.694	$19.849	$17.96	$28.40
Total return[4]	23.87%	10.27%	11.71%	13.10%	(19.35% )	21.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$143,871	$132,062	$154,325	$172,897	$165,062	$218,952
Ratio of expenses to average net assets	0.76%	0.77%	0.75%	0.78%	0.83%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.77%	0.75%	0.78%	0.84%	0.80%
Ratio of net investment income to average net assets	0.47%	0.39%	0.58%	0.53%	0.50%	0.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.47%	0.39%	0.58%	0.53%	0.49%	0.33%
Portfolio turnover	51%	104%	82%	72%	69%	67%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Small Cap Core Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Small Cap Core Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-11

LVIP JPMorgan Small Cap Core Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Small Cap Core Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$21.610	$21.402	$19.608	$17.720	$28.06	$23.85
Income (loss) from investment operations:
Net investment income[3]	0.026	0.029	0.070	0.051	0.04	0.01
Net realized and unrealized gain (loss)	5.100	2.073	2.203	2.181	(5.32)	4.98
Total from investment operations	5.126	2.102	2.273	2.232	(5.28)	4.99
Less dividends and distributions from:
Net investment income	—	(0.088)	(0.145)	(0.182)	(0.02)	(0.08)
Net realized gain	—	(1.806)	(0.334)	(0.162)	(5.04)	(0.70)
Total dividends and distributions	—	(1.894)	(0.479)	(0.344)	(5.06)	(0.78)
Net asset value, end of period	$26.736	$21.610	$21.402	$19.608	$17.72	$28.06
Total return[4]	23.72%	10.00%	11.44%	12.80%	(19.56% )	21.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$97,129	$74,749	$44,940	$8,794	$1,199	$1,718
Ratio of expenses to average net assets	1.01%	1.02%	1.00%	1.03%	1.11%	1.09%
Ratio of net investment income to average net assets	0.22%	0.14%	0.33%	0.28%	0.22%	0.05%
Portfolio turnover	51%	104%	82%	72%	69%	67%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Small Cap Core Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Small Cap Core Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-12

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Small Cap Core Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital growth over the long term.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP JPMorgan Small Cap Core Fund-13

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $9,487 for the six months ended June 30, 2026. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$8,497
Legal	1,414
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $343 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP JPMorgan Small Cap Core Fund-14

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$125,801
Distribution fees payable to LFD	19,291
Shareholder servicing fees payable to Lincoln Life	5,613
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$109,626,496
Sales	121,615,481
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$182,703,680
Aggregate unrealized appreciation of investments and derivatives	$66,048,441
Aggregate unrealized depreciation of investments and derivatives	(7,603,569)
Net unrealized appreciation of investments and derivatives	$58,444,872
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan Small Cap Core Fund-15

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$238,824,306	$—	$—	$238,824,306
Rights	—	—	7,965	7,965
Money Market Fund	2,299,995	—	—	2,299,995
Total Investments	$241,124,301	$—	$7,965	$241,132,266
Derivatives:

Assets:
Futures Contract	$16,286	$—	$—	$16,286
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	145,770	464,918
Service Class	447,643	1,443,137
Shares reinvested:
Standard Class	—	520,445
Service Class	—	271,008
	593,413	2,699,508
Shares redeemed:
Standard Class	(871,114)	(2,081,617)
Service Class	(273,735)	(354,913)
	(1,144,849)	(2,436,530)
Net increase (decrease)	(551,436)	262,978
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the
LVIP JPMorgan Small Cap Core Fund-16

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts as a cash management tool.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$16,286	Liabilities net of receivables and other assets	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$827,166	$61,562
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$3,646,072	$—
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
LVIP JPMorgan Small Cap Core Fund-17

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Small Cap Core Fund-18

LVIP JPMorgan U.S. Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP JPMorgan U.S. Equity Fund

LVIP JPMorgan U.S. Equity Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.45%
Aerospace & Defense–2.05%
Howmet Aerospace, Inc.	19,728	$5,304,070
Northrop Grumman Corp.	6,063	3,087,947
		8,392,017
Automobiles–1.12%
†Tesla, Inc.	10,916	4,591,270
		4,591,270
Banks–3.39%
U.S. Bancorp	58,924	3,559,009
Wells Fargo & Co.	125,064	10,335,289
		13,894,298
Biotechnology–2.71%
AbbVie, Inc.	26,515	6,672,235
Regeneron Pharmaceuticals, Inc.	2,217	1,382,388
†Vertex Pharmaceuticals, Inc.	6,165	3,062,340
		11,116,963
Broadline Retail–4.60%
†Amazon.com, Inc.	79,127	18,859,129
		18,859,129
Building Products–1.27%
Carrier Global Corp.	20,803	1,525,900
Trane Technologies PLC	7,522	3,694,506
		5,220,406
Capital Markets–2.98%
Blackstone, Inc.	42,861	5,043,454
Morgan Stanley	34,343	7,179,061
		12,222,515
Construction Materials–0.83%
Vulcan Materials Co.	11,583	3,417,101
		3,417,101
Consumer Finance–2.37%
American Express Co.	28,676	9,699,657
		9,699,657
Consumer Staples Distribution & Retail–1.73%
Walmart, Inc.	62,453	7,073,427
		7,073,427
Diversified Telecommunication Services–1.01%
†Space Exploration Technologies Corp. Class A	24,154	4,126,952
		4,126,952
Electric Utilities–3.75%
Entergy Corp.	25,746	2,957,185
NextEra Energy, Inc.	108,979	9,565,087
Southern Co.	29,739	2,846,320
		15,368,592
Electrical Equipment–1.16%
Eaton Corp. PLC	11,199	4,772,118
		4,772,118
Electronic Equipment, Instruments & Components–1.69%
Amphenol Corp. Class A	17,556	3,095,474
Corning, Inc.	14,977	3,825,575
		6,921,049
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–1.96%
Baker Hughes Co.	144,540	$8,021,970
		8,021,970
Entertainment–1.53%
Walt Disney Co.	65,247	6,280,024
		6,280,024
Financial Services–3.33%
†Affirm Holdings, Inc.	21,877	1,784,069
Mastercard, Inc. Class A	23,122	11,875,459
		13,659,528
Food Products–0.75%
Mondelez International, Inc. Class A	52,906	3,060,083
		3,060,083
Ground Transportation–0.77%
Canadian Pacific Kansas City Ltd.	36,549	3,166,971
		3,166,971
Health Care Equipment & Supplies–2.87%
†Edwards Lifesciences Corp.	39,479	3,571,270
Medtronic PLC	38,155	2,984,866
Stryker Corp.	16,606	5,228,233
		11,784,369
Hotels, Restaurants & Leisure–2.80%
†Chipotle Mexican Grill, Inc.	35,938	1,221,892
†DoorDash, Inc. Class A	13,699	2,527,876
Marriott International, Inc. Class A	6,561	2,431,441
McDonald's Corp.	19,550	5,284,561
		11,465,770
Industrial REITs–0.67%
Prologis, Inc.	20,395	2,762,911
		2,762,911
Insurance–2.82%
Aon PLC Class A	10,181	3,376,936
Arthur J Gallagher & Co.	19,660	4,513,346
Progressive Corp.	16,809	3,671,926
		11,562,208
Interactive Media & Services–9.01%
Alphabet, Inc. Class A	77,128	27,563,233
Meta Platforms, Inc. Class A	16,685	9,398,494
		36,961,727
Life Sciences Tools & Services–0.65%
Thermo Fisher Scientific, Inc.	5,294	2,654,200
		2,654,200
Machinery–0.69%
Deere & Co.	4,468	2,834,186
		2,834,186
Oil, Gas & Consumable Fuels–1.04%
ConocoPhillips	40,825	4,244,167
		4,244,167
Pharmaceuticals–2.00%
Eli Lilly & Co.	6,844	8,208,899
		8,208,899
LVIP JPMorgan U.S. Equity Fund-1

LVIP JPMorgan U.S. Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–20.55%
†Advanced Micro Devices, Inc.	16,255	$9,442,692
ASML Holding NV	2,742	5,455,044
Broadcom, Inc.	44,200	16,696,550
Micron Technology, Inc.	11,516	13,292,804
NVIDIA Corp.	163,615	32,737,725
NXP Semiconductors NV	23,563	6,621,910
		84,246,725
Software–6.06%
†Cadence Design Systems, Inc.	7,443	2,793,507
†Crowdstrike Holdings, Inc. Class A	4,400	3,357,816
Intuit, Inc.	5,452	1,422,972
Microsoft Corp.	36,323	13,549,205
Oracle Corp.	2,586	378,978
†Palantir Technologies, Inc. Class A	28,619	3,338,979
		24,841,457
Specialty Retail–2.77%
†AutoZone, Inc.	1,403	4,483,904
Lowe's Cos., Inc.	31,176	6,873,996
		11,357,900
Technology Hardware, Storage & Peripherals–7.23%
Apple, Inc.	81,299	23,524,679
Western Digital Corp.	9,592	6,126,602
		29,651,281
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.89%
United Rentals, Inc.	3,235	$3,664,899
		3,664,899
Water Utilities–0.40%
American Water Works Co., Inc.	12,411	1,633,039
		1,633,039
Total Common Stock (Cost $255,629,789)		407,737,808

MONEY MARKET FUND–0.25%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	1,043,186	1,043,186
Total Money Market Fund (Cost $1,043,186)		1,043,186

TOTAL INVESTMENTS–99.70% (Cost $256,672,975)	408,780,994
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	1,221,441
NET ASSETS APPLICABLE TO 8,047,417 SHARES OUTSTANDING–100.00%	$410,002,435
NET ASSET VALUE PER SHARE–LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS ($171,864,385 / 3,331,058 Shares)	$51.595
NET ASSET VALUE PER SHARE–LVIP JPMORGAN U.S. EQUITY FUND SERVICE CLASS ($238,138,050 / 4,716,359 Shares)	$50.492
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$258,879,129
Distributable earnings/(accumulated loss)	151,123,306
TOTAL NET ASSETS	$410,002,435

†Non-income producing.

★Includes $955,780 payable for securities purchased, $225,436 payable for fund shares redeemed, $8,330 other accrued expenses payable,
$243,211 due to manager and affiliates, $17,144 payable for audit fee and $10,212 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-2

LVIP JPMorgan U.S. Equity Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $10,843)	$2,221,411
EXPENSES:
Management fees	1,063,159
Distribution fees-Service Class	278,359
Shareholder servicing fees	56,057
Accounting and administration expenses	40,149
Professional fees	25,107
Reports and statements to shareholders	5,770
Trustees’ fees and expenses	5,416
Custodian fees	4,629
Consulting fees	2,749
Pricing fees	587
Other	5,331
Total operating expenses	1,487,313
NET INVESTMENT INCOME	734,098
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(47,249)
Futures contracts	102,368
Net realized gain	55,119
Net change in unrealized appreciation (depreciation) of:
Investments	16,888,619
Foreign currencies	6
Net change in unrealized appreciation (depreciation)	16,888,625
NET REALIZED AND UNREALIZED GAIN	16,943,744
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,677,842
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan U.S. Equity Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$734,098	$1,212,838
Net realized gain	55,119	2,209,748
Net change in unrealized appreciation (depreciation)	16,888,625	42,669,951
Net increase in net assets resulting from operations	17,677,842	46,092,537
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,215,873)
Service Class	—	(6,062,323)
	—	(11,278,196)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,556,700	25,108,717
Service Class	34,397,949	101,506,127
Reinvestment of dividends and distributions:
Standard Class	—	5,215,873
Service Class	—	6,062,323
	44,954,649	137,893,040
Cost of shares redeemed:
Standard Class	(12,730,955)	(21,728,980)
Service Class	(22,684,828)	(24,388,018)
	(35,415,783)	(46,116,998)
Increase in net assets derived from capital share transactions	9,538,866	91,776,042
NET INCREASE IN NET ASSETS	27,216,708	126,590,383
NET ASSETS:
Beginning of period	382,785,727	256,195,344
End of period	$410,002,435	$382,785,727
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-3

LVIP JPMorgan U.S. Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan U.S. Equity Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$49.368	$44.492	$37.626	$31.600	$45.86	$37.40
Income (loss) from investment operations:
Net investment income[3]	0.128	0.238	0.261	0.318	0.26	0.20
Net realized and unrealized gain (loss)	2.099	6.221	8.733	7.901	(8.55)	10.44
Total from investment operations	2.227	6.459	8.994	8.219	(8.29)	10.64
Less dividends and distributions from:
Net investment income	—	(0.217)	(0.223)	(0.549)	(0.21)	(0.31)
Net realized gain	—	(1.366)	(1.905)	(1.644)	(5.76)	(1.87)
Total dividends and distributions	—	(1.583)	(2.128)	(2.193)	(5.97)	(2.18)
Net asset value, end of period	$51.595	$49.368	$44.492	$37.626	$31.60	$45.86
Total return[4]	4.51%	14.54%	23.99%	27.16%	(18.67% )	29.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$171,864	$166,488	$141,965	$125,043	$105,316	$143,135
Ratio of expenses to average net assets	0.63%	0.63%	0.65%	0.69% [5]	0.77% [5]	0.74% [5]
Ratio of net investment income to average net assets	0.52%	0.52%	0.61%	0.93%	0.73%	0.48%
Portfolio turnover	29%	37%	47%	65%	48%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust U.S. Equity Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[5]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-4

LVIP JPMorgan U.S. Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan U.S. Equity Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$48.373	$43.648	$36.977	$31.050	$45.14	$36.85
Income (loss) from investment operations:
Net investment income[3]	0.066	0.119	0.153	0.230	0.17	0.10
Net realized and unrealized gain (loss)	2.053	6.094	8.572	7.760	(8.41)	10.28
Total from investment operations	2.119	6.213	8.725	7.990	(8.24)	10.38
Less dividends and distributions from:
Net investment income	—	(0.122)	(0.149)	(0.419)	(0.09)	(0.22)
Net realized gain	—	(1.366)	(1.905)	(1.644)	(5.76)	(1.87)
Total dividends and distributions	—	(1.488)	(2.054)	(2.063)	(5.85)	(2.09)
Net asset value, end of period	$50.492	$48.373	$43.648	$36.977	$31.05	$45.14
Total return[4]	4.38%	14.26%	23.68%	26.84%	(18.87% )	29.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$238,138	$216,298	$114,230	$39,156	$14,147	$17,139
Ratio of expenses to average net assets	0.88%	0.88%	0.90%	0.94% [5]	1.02% [5]	0.99% [5]
Ratio of net investment income to average net assets	0.27%	0.27%	0.36%	0.68%	0.49%	0.23%
Portfolio turnover	29%	37%	47%	65%	48%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust U.S. Equity Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[5]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-5

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan U.S. Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide high total return from a portfolio of selected equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities,
LVIP JPMorgan U.S. Equity Fund-6

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $1,304 for the six months ended June 30, 2026. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$15,157
Legal	2,522
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $382 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP JPMorgan U.S. Equity Fund-7

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$184,743
Distribution fees payable to LFD	48,727
Shareholder servicing fees payable to Lincoln Life	9,741
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$121,198,901
Sales	110,895,455
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$256,672,975
Aggregate unrealized appreciation of investments	$159,337,134
Aggregate unrealized depreciation of investments	(7,229,115)
Net unrealized appreciation of investments	$152,108,019
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan U.S. Equity Fund-8

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$407,737,808	$—	$—	$407,737,808
Money Market Fund	1,043,186	—	—	1,043,186
Total Investments	$408,780,994	$—	$—	$408,780,994
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	216,371	549,641
Service Class	713,236	2,269,695
Shares reinvested:
Standard Class	—	105,551
Service Class	—	125,305
	929,607	3,050,192
Shares redeemed:
Standard Class	(257,705)	(473,566)
Service Class	(468,363)	(540,573)
	(726,068)	(1,014,139)
Net increase	203,539	2,036,053
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments,
LVIP JPMorgan U.S. Equity Fund-9

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts as a cash management tool.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$102,368	$—
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$217,021	$—
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan U.S. Equity Fund-10

LVIP Loomis Sayles Global Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Loomis Sayles Global Growth Fund

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.00%
Brazil–1.92%
Ambev SA ADR	1,222,033	$3,837,184
		3,837,184
Canada–4.38%
†Shopify, Inc. Class A	76,881	8,778,273
		8,778,273
China–5.32%
†Baidu, Inc. ADR	18,930	2,163,510
Tencent Holdings Ltd.	88,300	4,872,618
†Trip.com Group Ltd. ADR	76,423	3,044,692
Yum China Holdings, Inc.	13,878	567,194
		10,648,014
Denmark–2.01%
Novo Nordisk AS Class B	84,055	4,036,903
		4,036,903
France–1.32%
LVMH Moet Hennessy Louis Vuitton SE	3,576	1,977,743
Sodexo SA	11,501	665,226
		2,642,969
Hong Kong–0.07%
Budweiser Brewing Co. APAC Ltd.	178,878	139,588
		139,588
Ireland–1.36%
Experian PLC	81,126	2,734,237
		2,734,237
Italy–1.02%
Ferrari NV	5,514	2,052,807
		2,052,807
Japan–1.17%
FANUC Corp.	50,700	2,334,538
		2,334,538
Netherlands–3.70%
†Adyen NV	4,873	4,571,446
NXP Semiconductors NV	10,111	2,841,494
		7,412,940
Switzerland–6.29%
Nestle SA	12,760	1,308,731
Novartis AG	50,614	7,910,579
Roche Holding AG	8,200	3,370,907
		12,590,217
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–4.74%
†ARM Holdings PLC ADR	22,020	$7,807,631
Reckitt Benckiser Group PLC	8,203	534,291
Unilever PLC	18,994	1,144,015
		9,485,937
United States–58.61%
†Alnylam Pharmaceuticals, Inc.	16,150	4,861,635
Alphabet, Inc. Class A	52,166	18,642,563
†Amazon.com, Inc.	55,137	13,141,353
†Autodesk, Inc.	9,347	1,817,244
†Block, Inc.	22,270	1,692,520
†Boeing Co.	34,653	7,501,335
Deere & Co.	4,519	2,866,537
†Doximity, Inc. Class A	47,108	977,020
Expeditors International of Washington, Inc.	8,387	1,366,913
Meta Platforms, Inc. Class A	23,607	13,297,587
Microsoft Corp.	17,741	6,617,748
†Netflix, Inc.	103,321	7,377,119
NIKE, Inc. Class B	18,445	757,167
Oracle Corp.	45,923	6,730,016
Salesforce, Inc.	15,240	2,387,498
SEI Investments Co.	17,871	1,567,465
†Tesla, Inc.	31,090	13,076,454
†Vertex Pharmaceuticals, Inc.	9,024	4,482,492
Visa, Inc. Class A	20,748	7,118,431
Yum! Brands, Inc.	7,078	1,131,489
		117,410,586
Uruguay–5.09%
†MercadoLibre, Inc.	6,008	10,197,919
		10,197,919
Total Common Stock (Cost $85,898,840)		194,302,112

MONEY MARKET FUND–2.66%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.58%)	5,332,290	5,332,290
Total Money Market Fund (Cost $5,332,290)		5,332,290

TOTAL INVESTMENTS–99.66% (Cost $91,231,130)	199,634,402
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	675,326
NET ASSETS APPLICABLE TO 11,229,803 SHARES OUTSTANDING–100.00%	$200,309,728
LVIP Loomis Sayles Global Growth Fund-1

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND STANDARD CLASS ($193,197,803 / 10,822,663 Shares)	$17.851
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND SERVICE CLASS ($7,111,925 / 407,140 Shares)	$17.468
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$63,049,205
Distributable earnings/(accumulated loss)	137,260,523
TOTAL NET ASSETS	$200,309,728

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $4,088 expense reimbursement receivable from Lincoln Financial Investments Corporation, $130,769 payable for securities purchased, $88,774 payable for fund shares redeemed, $8,995 other accrued expenses payable, $124,734 due to manager and affiliates,
$16,408 payable for audit fee and $8,549 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-2

LVIP Loomis Sayles Global Growth Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $120,435)	$1,172,348
EXPENSES:
Management fees	798,081
Shareholder servicing fees	34,036
Accounting and administration expenses	29,322
Professional fees	22,960
Distribution fees-Service Class	13,533
Custodian fees	11,321
Pricing fees	4,307
Reports and statements to shareholders	4,091
Trustees’ fees and expenses	3,525
Consulting fees	3,125
Other	5,633
929,934
Less:
Expenses reimbursed	(12,692)
Total operating expenses	917,242
NET INVESTMENT INCOME	255,106
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	17,931,450
Foreign currencies	4,059
Net realized gain	17,935,509
Net change in unrealized appreciation (depreciation) of:
Investments	(34,038,823)
Foreign currencies	(16,704)
Net change in unrealized appreciation (depreciation)	(34,055,527)
NET REALIZED AND UNREALIZED LOSS	(16,120,018)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,864,912)
See accompanying notes, which are an integral part of the financial statements.

LVIP Loomis Sayles Global Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$255,106	$(80,432)
Net realized gain	17,935,509	21,544,200
Net change in unrealized appreciation (depreciation)	(34,055,527)	18,138,501
Net increase (decrease) in net assets resulting from operations	(15,864,912)	39,602,269
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(24,266,315)
Service Class	—	(718,391)
	—	(24,984,706)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	25,401,610	12,411,179
Service Class	667,405	5,511,236
Reinvestment of dividends and distributions:
Standard Class	—	24,266,315
Service Class	—	718,391
	26,069,015	42,907,121
Cost of shares redeemed:
Standard Class	(54,882,133)	(62,288,648)
Service Class	(1,659,991)	(2,249,650)
	(56,542,124)	(64,538,298)
Decrease in net assets derived from capital share transactions	(30,473,109)	(21,631,177)
NET DECREASE IN NET ASSETS	(46,338,021)	(7,013,614)
NET ASSETS:
Beginning of period	246,647,749	253,661,363
End of period	$200,309,728	$246,647,749
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-3

LVIP Loomis Sayles Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$19.225	$18.067	$15.155	$11.408	$16.534	$15.735
Income (loss) from investment operations:
Net investment income (loss)[2]	0.021	(0.004)	0.002	0.030	0.040	0.005
Net realized and unrealized gain (loss)	(1.395)	3.276	3.414	4.127	(4.324)	0.960
Total from investment operations	(1.374)	3.272	3.416	4.157	(4.284)	0.965
Less dividends and distributions from:
Net investment income	—	—	(0.005)	(0.057)	(0.045)	—
Net realized gain	—	(2.114)	(0.499)	(0.353)	(0.797)	(0.166)
Total dividends and distributions	—	(2.114)	(0.504)	(0.410)	(0.842)	(0.166)
Net asset value, end of period	$17.851	$19.225	$18.067	$15.155	$11.408	$16.534
Total return[3]	(7.15% )	17.59%	22.73%	36.85%	(25.74% )	6.12%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$193,198	$237,970	$249,135	$257,593	$251,064	$334,283
Ratio of expenses to average net assets	0.77%	0.77%	0.77%	0.77%	0.77%	0.77% [4]
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.78%	0.78%	0.77%	0.78%	0.77%	0.76%
Ratio of net investment income (loss) to average net assets	0.23%	(0.02% )	0.01%	0.22%	0.31%	0.03% [4]
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed/recouped	0.22%	(0.03% )	0.01%	0.21%	0.31%	0.04%
Portfolio turnover	12%	5%	8%	5%	42%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The Fund recouped previously waived expenses during the year ended December 31, 2021, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-4

LVIP Loomis Sayles Global Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$18.845	$17.803	$14.989	$11.295	$16.379	$15.644
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.011)	(0.071)	(0.056)	(0.018)	(0.006)	(0.054)
Net realized and unrealized gain (loss)	(1.366)	3.227	3.369	4.082	(4.281)	0.955
Total from investment operations	(1.377)	3.156	3.313	4.064	(4.287)	0.901
Less dividends and distributions from:
Net investment income	—	—	—	(0.017)	—	—
Net realized gain	—	(2.114)	(0.499)	(0.353)	(0.797)	(0.166)
Total dividends and distributions	—	(2.114)	(0.499)	(0.370)	(0.797)	(0.166)
Net asset value, end of period	$17.468	$18.845	$17.803	$14.989	$11.295	$16.379
Total return[3]	(7.31% )	17.18%	22.31%	36.38%	(26.00% )	5.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,112	$8,678	$4,526	$4,161	$1,653	$2,705
Ratio of expenses to average net assets	1.12%	1.12%	1.12%	1.12%	1.12%	1.12% [4]
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	1.13%	1.13%	1.12%	1.13%	1.12%	1.11%
Ratio of net investment loss to average net assets	(0.12% )	(0.37% )	(0.34% )	(0.13% )	(0.04% )	(0.32% )[4]
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed/recouped	(0.13% )	(0.38% )	(0.34% )	(0.14% )	(0.04% )	(0.31% )
Portfolio turnover	12%	5%	8%	5%	42%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The Fund recouped previously waived expenses during the year ended December 31, 2021, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-5

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Loomis Sayles Global Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Loomis Sayles Global Growth Fund-6

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $3,832 for the six months ended June 30, 2026. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.68% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.77% of the average daily net assets for the Standard Class and 1.12% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$15,010	$1,107	$20,212	$36,329
Loomis, Sayles & Company, L.P. ("Loomis Sayles") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays Loomis Sayles a fee based on the Fund’s average daily net assets.
LVIP Loomis Sayles Global Growth Fund-7

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$9,565
Legal	1,591
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $185 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$4,088
Management fees payable to LFI	117,618
Distribution fees payable to LFD	2,100
Shareholder servicing fees payable to Lincoln Life	5,016
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$29,046,644
Sales	63,271,918
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$91,231,130
Aggregate unrealized appreciation of investments	$109,718,978
Aggregate unrealized depreciation of investments	(1,315,706)
Net unrealized appreciation of investments	$108,403,272
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Loomis Sayles Global Growth Fund-8

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$3,837,184	$—	$—	$3,837,184
Canada	8,778,273	—	—	8,778,273
China	5,775,396	4,872,618	—	10,648,014
Denmark	—	4,036,903	—	4,036,903
France	—	2,642,969	—	2,642,969
Hong Kong	—	139,588	—	139,588
Ireland	—	2,734,237	—	2,734,237
Italy	2,052,807	—	—	2,052,807
Japan	—	2,334,538	—	2,334,538
Netherlands	2,841,494	4,571,446	—	7,412,940
Switzerland	—	12,590,217	—	12,590,217
United Kingdom	7,807,631	1,678,306	—	9,485,937
United States	117,410,586	—	—	117,410,586
Uruguay	10,197,919	—	—	10,197,919
Money Market Fund	5,332,290	—	—	5,332,290
Total Investments	$164,033,580	$35,600,822	$—	$199,634,402
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	1,401,679	639,522
Service Class	37,517	289,859
Shares reinvested:
Standard Class	—	1,206,079
Service Class	—	36,393
	1,439,196	2,171,853
Shares redeemed:
Standard Class	(2,957,455)	(3,256,573)
Service Class	(90,878)	(119,967)
	(3,048,333)	(3,376,540)
Net decrease	(1,609,137)	(1,204,687)
LVIP Loomis Sayles Global Growth Fund-9

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience, among other things, inefficiency, volatility and pricing anomalies that result from government influence, unavailability of consistently reliable economic data, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP Loomis Sayles Global Growth Fund-10

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Loomis Sayles Global Growth Fund-11

LVIP Multi-Manager International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Multi-Manager International Equity Managed Volatility Fund

LVIP Multi-Manager International Equity Managed Volatility Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.44%
INVESTMENT COMPANIES–94.44%
International Equity Funds–94.44%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	8,943,040	$154,920,284
LVIP Franklin Templeton Multi-Factor International Equity Fund	4,600,711	53,423,456
LVIP MFS International Growth Fund	14,731,297	312,303,492
Total Affiliated Investments (Cost $367,097,058)		520,647,232

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–5.05%
INVESTMENT COMPANY–5.05%
Money Market Fund–5.05%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	27,845,768	$27,845,768
Total Unaffiliated Investment (Cost $27,845,768)		27,845,768

TOTAL INVESTMENTS–99.49% (Cost $394,942,826)	548,493,000
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.51%	2,820,472
NET ASSETS APPLICABLE TO 38,545,118 SHARES OUTSTANDING–100.00%	$551,313,472

✧✧Standard Class shares.

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
82	CME British Pound Currency Futures	$6,793,187	$6,865,975	9/14/26	$—	$(72,788)
79	CME Euro Foreign Exchange Currency Futures	11,313,294	11,470,090	9/14/26	—	(156,796)
104	CME Japanese Yen Currency Futures	8,043,100	8,177,172	9/14/26	—	(134,072)
					—	(363,656)
Equity Contracts:
6	CME E-mini S&P 500 Index Futures	2,264,475	2,207,685	9/18/26	56,790	—
1	CME E-mini S&P MidCap 400 Index Futures	388,500	370,902	9/18/26	17,598	—
157	Eurex EURO STOXX 50 Futures	11,401,912	10,914,285	9/18/26	487,627	—
49	FTSE 100 Index Futures	6,851,557	6,786,721	9/18/26	64,836	—
13	ICE U.S. MSCI Emerging Markets Index Futures	1,142,244	1,078,306	9/18/26	63,938	—
19	OSE Nikkei 225 Index Futures	8,202,035	7,656,927	9/10/26	545,108	—
					1,235,897	—
Total Futures Contracts					$1,235,897	$(363,656)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP Multi-Manager International Equity Managed Volatility Fund-1

LVIP Multi-Manager International Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-2

LVIP Multi-Manager International Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
ASSETS:
Affiliated investments, at value	$520,647,232
Unaffiliated investments, at value	27,845,768
Cash collateral held at broker for futures contracts	2,761,078
Receivable for securities sold	276,855
Variation margin due from broker on futures contracts	203,876
Dividends and interest receivable	82,561
Receivable for fund shares sold	57,482
Expense reimbursement receivable from Lincoln Financial Investments Corporation	29,747
Prepaid expenses	1,565
TOTAL ASSETS	551,906,164
LIABILITIES:
Payable for fund shares redeemed	348,908
Due to manager and affiliates	210,732
Payable for audit fee	14,229
Payable for fund accounting fee	9,759
Other accrued expenses payable	9,064
TOTAL LIABILITIES	592,692
TOTAL NET ASSETS	$551,313,472
Affiliated investments, at cost	$367,097,058
Unaffiliated investments, at cost	27,845,768
Standard Class:
Net Assets	$20,775
Shares Outstanding	1,449
Net Asset Value Per Share	$14.342
Service Class:
Net Assets	$551,292,697
Shares Outstanding	38,543,669
Net Asset Value Per Share	$14.303
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$369,862,580
Distributable earnings/(accumulated loss)	181,450,892
TOTAL NET ASSETS	$551,313,472
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-3

LVIP Multi-Manager International Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$517,291
EXPENSES:
Management fees	2,369,085
Distribution fees-Service Class	696,764
Shareholder servicing fees	80,828
Accounting and administration expenses	45,675
Professional fees	23,700
Reports and statements to shareholders	8,707
Trustees’ fees and expenses	8,176
Consulting fees	3,961
Custodian fees	3,838
Pricing fees	897
Other	7,555
3,249,186
Less:
Management fees waived	(1,853,461)
Expenses reimbursed	(183,337)
Total operating expenses	1,212,388
NET INVESTMENT LOSS	(695,097)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	8,655,346
Foreign currencies	23,395
Futures contracts	3,110,945
Net realized gain	11,789,686
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	11,752,369
Foreign currencies	(4,270)
Futures contracts	490,250
Net change in unrealized appreciation (depreciation)	12,238,349
NET REALIZED AND UNREALIZED GAIN	24,028,035
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,332,938
See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(695,097)	$10,484,165
Net realized gain	11,789,686	23,463,121
Net change in unrealized appreciation (depreciation)	12,238,349	71,035,902
Net increase in net assets resulting from operations	23,332,938	104,983,188
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,872)
Service Class	—	(54,335,888)
	—	(54,337,760)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	10,903,509	11,739,901
Reinvestment of dividends and distributions:
Standard Class	—	1,872
Service Class	—	54,335,888
	10,903,509	66,077,661
Cost of shares redeemed:
Service Class	(56,962,763)	(131,500,794)
	(56,962,763)	(131,500,794)
Decrease in net assets derived from capital share transactions	(46,059,254)	(65,423,133)
NET DECREASE IN NET ASSETS	(22,726,316)	(14,777,705)
NET ASSETS:
Beginning of period	574,039,788	588,817,493
End of period	$551,313,472	$574,039,788
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-4

LVIP Multi-Manager International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager International Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.758	$12.668	$12.376	$11.788	$14.252	$12.809
Income (loss) from investment operations:
Net investment income[2]	0.001	0.282	0.222	0.244	0.131	0.088
Net realized and unrealized gain (loss)	0.583	2.211	0.781	1.343	(2.450)	1.502
Total from investment operations	0.584	2.493	1.003	1.587	(2.319)	1.590
Less dividends and distributions from:
Net investment income	—	(0.304)	(0.274)	(0.235)	(0.145)	(0.147)
Net realized gain	—	(1.099)	(0.437)	(0.764)	—	—
Total dividends and distributions	—	(1.403)	(0.711)	(0.999)	(0.145)	(0.147)
Net asset value, end of period	$14.342	$13.758	$12.668	$12.376	$11.788	$14.252
Total return[3]	4.24%	20.01%	8.00%	13.89%	(16.26% )	12.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21	$20	$17	$15	$14	$16
Ratio of expenses to average net assets[4]	0.19%	0.19%	0.19%	0.19%	0.19%	0.14%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Ratio of net investment income to average net assets	— [5,6]	2.05%	1.69%	1.94%	1.09%	0.62%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.73% )[5]	1.32%	0.96%	1.21%	0.36%	(0.16% )
Portfolio turnover	4%	10%	45%	10%	31%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[6]	Ratio was less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-5

LVIP Multi-Manager International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager International Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.738	$12.653	$12.361	$11.778	$14.239	$12.798
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.017)	0.247	0.189	0.211	0.101	0.051
Net realized and unrealized gain (loss)	0.582	2.206	0.780	1.340	(2.447)	1.502
Total from investment operations	0.565	2.453	0.969	1.551	(2.346)	1.553
Less dividends and distributions from:
Net investment income	—	(0.269)	(0.240)	(0.204)	(0.115)	(0.112)
Net realized gain	—	(1.099)	(0.437)	(0.764)	—	—
Total dividends and distributions	—	(1.368)	(0.677)	(0.968)	(0.115)	(0.112)
Net asset value, end of period	$14.303	$13.738	$12.653	$12.361	$11.778	$14.239
Total return[3]	4.11%	19.71%	7.73%	13.59%	(16.47% )	12.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$551,292	$574,020	$588,801	$607,759	$577,892	$701,878
Ratio of expenses to average net assets[4]	0.44%	0.44%	0.44%	0.44%	0.44%	0.39%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%
Ratio of net investment income (loss) to average net assets	(0.25% )[5]	1.80%	1.44%	1.69%	0.84%	0.37%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.98% )[5]	1.07%	0.71%	0.96%	0.11%	(0.41% )
Portfolio turnover	4%	10%	45%	10%	31%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-6

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Multi-Manager International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of fund structure and invests substantially all of its assets in open-end investment companies, that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Multi-Manager International Equity Managed Volatility Fund-7

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.85% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.665% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.185% of the Fund’s average daily net assets for the Standard Class and 0.435% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$391,470	$406,258	$390,409	$1,188,137
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$22,294
Legal	3,706
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Multi-Manager International Equity Managed Volatility Fund-8

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,181 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$29,747
Management fees payable to LFI	84,022
Distribution fees payable to LFD	113,539
Shareholder servicing fees payable to Lincoln Life	13,171
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-94.44%@
International Equity Funds-94.44%@
✧✧LVIP Dimensional International Core Equity Fund	$167,535,798	$734,661	$28,628,365	$7,091,360	$8,186,830	$154,920,284	8,943,040	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	55,317,509	244,886	7,842,045	1,645,080	4,058,026	53,423,456	4,600,711	—	—
✧✧LVIP MFS International Growth Fund	322,310,844	18,432,037	27,865,808	(81,094)	(492,487)	312,303,492	14,731,297	—	—
Total	$545,164,151	$19,411,584	$64,336,218	$8,655,346	$11,752,369	$520,647,232		$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$19,411,584
Sales	64,336,218
LVIP Multi-Manager International Equity Managed Volatility Fund-9

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$394,942,826
Aggregate unrealized appreciation of investments and derivatives	$154,786,071
Aggregate unrealized depreciation of investments and derivatives	(363,656)
Net unrealized appreciation of investments and derivatives	$154,422,415
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$520,647,232	$—	$—	$520,647,232
Unaffiliated Investment Company	27,845,768	—	—	27,845,768
Total Investments	$548,493,000	$—	$—	$548,493,000
Derivatives:
Assets:
Futures Contracts	$1,235,897	$—	$—	$1,235,897
Liabilities:
Futures Contracts	$(363,656)	$—	$—	$(363,656)
There were no Level 3 investments at the beginning or end of the period.
LVIP Multi-Manager International Equity Managed Volatility Fund-10

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	—	—
Service Class	765,640	861,312
Shares reinvested:
Standard Class	—	138
Service Class	—	4,009,091
	765,640	4,870,541
Shares redeemed:
Standard Class	—	—
Service Class	(4,006,420)	(9,619,058)
	(4,006,420)	(9,619,058)
Net decrease	(3,240,780)	(4,748,517)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP Multi-Manager International Equity Managed Volatility Fund-11

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$1,235,897	Variation margin due from broker on futures contracts	$—
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(363,656)
Total		$1,235,897		$(363,656)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,604,603	$928,477
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(493,658)	(438,227)
Total		$3,110,945	$490,250
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$54,179,718	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Multi-Manager International Equity Managed Volatility Fund-12

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-13

LVIP MFS International Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP MFS International Growth Fund

LVIP MFS International Growth Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.90%
Australia–1.83%
Aristocrat Leisure Ltd.	309,218	$13,103,882
Lottery Corp. Ltd.	740,452	2,943,530
Northern Star Resources Ltd.	535,357	7,087,953
WiseTech Global Ltd.	175,181	4,018,959
		27,154,324
Brazil–1.17%
B3 SA - Brasil Bolsa Balcao	2,427,100	6,826,704
Banco BTG Pactual SA	422,173	4,444,744
TOTVS SA	586,700	3,257,234
XP, Inc. Class A	175,358	2,851,321
		17,380,003
Canada–8.75%
Agnico Eagle Mines Ltd.	244,618	38,007,419
Element Fleet Management Corp.	1,071,894	22,121,867
Franco-Nevada Corp.	167,363	34,921,722
RB Global, Inc.	298,722	34,776,654
		129,827,662
China–1.49%
Alibaba Group Holding Ltd.	240,400	2,882,024
Kingsoft Corp. Ltd.	349,800	996,312
Tencent Holdings Ltd.	330,200	18,221,275
		22,099,611
France–12.73%
Air Liquide SA	180,259	35,696,137
Capgemini SE	166,532	16,718,569
Dassault Systemes SE	840,838	17,150,780
L'Oreal SA	13,278	5,820,500
LVMH Moet Hennessy Louis Vuitton SE	55,123	30,486,335
Pernod Ricard SA	117,295	8,525,912
Schneider Electric SE	212,773	69,624,785
Sodexo SA	83,872	4,851,218
		188,874,236
Germany–9.73%
Deutsche Boerse AG	114,637	31,267,209
GEA Group AG	387,354	26,598,006
Merck KGaA	68,971	11,562,619
SAP SE	292,650	45,111,455
Symrise AG	210,622	21,127,452
†Zalando SE	302,802	8,774,005
		144,440,746
Hong Kong–3.19%
AIA Group Ltd.	5,054,600	46,276,032
China Resources Gas Group Ltd.	569,700	1,065,161
		47,341,193
India–1.04%
HDFC Bank Ltd. ADR	290,572	7,505,475
ICICI Bank Ltd. ADR	77,952	2,262,947
Reliance Industries Ltd.	264,295	3,620,475
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
UPL Ltd.	338,040	$2,043,429
		15,432,326
Ireland–2.19%
Experian PLC	431,179	14,532,280
†James Hardie Industries PLC CDI	456,748	12,076,092
Kingspan Group PLC	64,124	5,864,168
		32,472,540
Japan–13.04%
Daiichi Sankyo Co. Ltd.	749,100	12,045,723
Hitachi Ltd.	901,600	24,952,766
LY Corp.	2,336,100	6,217,669
Nitori Holdings Co. Ltd.	581,000	8,609,449
Nomura Research Institute Ltd.	442,100	12,402,661
Obic Co. Ltd.	400,600	9,408,022
Oracle Corp. Japan	95,800	4,910,346
Pan Pacific International Holdings Corp.	1,472,000	7,460,891
Resonac Holdings Corp.	528,600	58,800,530
Sugi Holdings Co. Ltd.	322,100	6,259,936
SUMCO Corp.	1,145,900	29,058,394
Terumo Corp.	977,600	13,351,609
		193,477,996
Luxembourg–1.03%
Tenaris SA	549,884	15,222,062
		15,222,062
Macau–0.15%
Sands China Ltd.	1,340,000	2,235,808
		2,235,808
Mexico–0.37%
Grupo Financiero Banorte SAB de CV Class O	516,918	5,474,380
		5,474,380
Netherlands–5.34%
Akzo Nobel NV	115,630	7,863,514
ASML Holding NV	17,821	35,288,705
Heineken NV	430,757	36,167,463
		79,319,682
Peru–0.54%
Credicorp Ltd.	20,467	7,973,534
		7,973,534
Republic of Korea–0.20%
Amorepacific Corp.	18,139	1,247,104
NAVER Corp.	13,340	1,730,912
		2,978,016
Singapore–2.93%
DBS Group Holdings Ltd.	858,860	43,488,196
		43,488,196
LVIP MFS International Growth Fund-1

LVIP MFS International Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain–1.85%
Amadeus IT Group SA	469,192	$27,448,303
		27,448,303
Sweden–3.07%
Assa Abloy AB Class B	900,853	31,827,885
Atlas Copco AB Class A	674,960	13,680,759
		45,508,644
Switzerland–9.14%
†Glencore PLC	1,775,597	12,106,768
Nestle SA	510,771	52,387,298
Novartis AG	299,464	46,803,919
Roche Holding AG	17,479	7,185,377
Sika AG	40,671	8,387,006
Sonova Holding AG	36,956	8,771,243
		135,641,611
Taiwan–3.93%
Delta Electronics, Inc.	190,000	11,932,713
Taiwan Semiconductor Manufacturing Co. Ltd.	588,000	46,387,468
		58,320,181
United Kingdom–10.33%
AstraZeneca PLC	231,506	43,223,142
Compass Group PLC	529,417	17,105,111
Diageo PLC	656,463	13,221,221
Haleon PLC	2,939,810	13,547,072
London Stock Exchange Group PLC	105,316	11,386,297
RELX PLC	454,445	14,362,648
Rolls-Royce Holdings PLC	2,110,731	40,461,947
		153,307,438
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States–3.68%
†Flutter Entertainment PLC	124,146	$12,683,997
Linde PLC	80,822	41,941,768
		54,625,765
Uruguay–0.18%
†MercadoLibre, Inc.	1,535	2,605,494
		2,605,494
Total Common Stock (Cost $943,656,106)		1,452,649,751

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.58%)	54	54
Total Money Market Fund (Cost $54)		54

	Principal Amount°
SHORT-TERM INVESTMENT–1.55%
U.S. TREASURY OBLIGATIONS–1.55%
≠Federal Home Loan Mortgage Corp. Discount Notes 3.48% 7/1/26	23,024,000	23,024,000
		23,024,000
Total Short-Term Investment (Cost $23,024,000)		23,024,000

TOTAL INVESTMENTS–99.45% (Cost $966,680,160)	1,475,673,805
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.55%	8,218,516
NET ASSETS APPLICABLE TO 70,014,681 SHARES OUTSTANDING–100.00%	$1,483,892,321
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND STANDARD CLASS ($1,127,442,049 / 53,181,484 Shares)	$21.200
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND SERVICE CLASS ($356,450,272 / 16,833,197 Shares)	$21.175
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$855,703,404
Distributable earnings/(accumulated loss)	628,188,917
TOTAL NET ASSETS	$1,483,892,321

ΔSecurities have been classified by country of origin.
†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.
LVIP MFS International Growth Fund-2

LVIP MFS International Growth Fund
Statement of Net Assets (continued)

★Includes $85,218 payable for securities purchased, $411,363 payable for fund shares redeemed, $45,050 other accrued expenses payable,
$979,449 due to manager and affiliates, $116,687 foreign capital gain taxes payable, $16,409 payable for audit fee and $25,816 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-3

LVIP MFS International Growth Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $2,143,830)	$21,334,460
EXPENSES:
Management fees	5,959,102
Distribution fees-Service Class	435,111
Shareholder servicing fees	211,074
Accounting and administration expenses	122,480
Custodian fees	58,568
Professional fees	41,845
Trustees’ fees and expenses	21,035
Reports and statements to shareholders	15,881
Pricing fees	7,298
Consulting fees	7,286
Other	21,097
6,900,777
Less:
Management fees waived	(747,677)
Total operating expenses	6,153,100
NET INVESTMENT INCOME	15,181,360
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	22,887,425
Foreign currencies	(84,108)
Net realized gain	22,803,317
Net change in unrealized appreciation (depreciation) of:
Investments**	(40,122,928)
Foreign currencies	(199,201)
Net change in unrealized appreciation (depreciation)	(40,322,129)
NET REALIZED AND UNREALIZED LOSS	(17,518,812)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,337,452)

**	Includes $252,655 change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$15,181,360	$14,365,175
Net realized gain	22,803,317	117,526,440
Net change in unrealized appreciation (depreciation)	(40,322,129)	114,362,958
Net increase (decrease) in net assets resulting from operations	(2,337,452)	246,254,573
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(106,578,928)
Service Class	—	(31,301,763)
	—	(137,880,691)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	91,357,309	106,064,975
Service Class	38,699,324	56,747,540
Reinvestment of dividends and distributions:
Standard Class	—	106,578,928
Service Class	—	31,301,763
	130,056,633	300,693,206
Cost of shares redeemed:
Standard Class	(86,300,367)	(251,339,311)
Service Class	(29,170,491)	(64,924,369)
	(115,470,858)	(316,263,680)
Increase (decrease) in net assets derived from capital share transactions	14,585,775	(15,570,474)
NET INCREASE IN NET ASSETS	12,248,323	92,803,408
NET ASSETS:
Beginning of period	1,471,643,998	1,378,840,590
End of period	$1,483,892,321	$1,471,643,998
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-4

LVIP MFS International Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$21.232	$19.665	$19.216	$17.736	$22.641	$21.750
Income (loss) from investment operations:
Net investment income[2]	0.226	0.228	0.218	0.217	0.193	0.160
Net realized and unrealized gain (loss)	(0.258)	3.483	1.385	2.328	(3.576)	2.256
Total from investment operations	(0.032)	3.711	1.603	2.545	(3.383)	2.416
Less dividends and distributions from:
Net investment income	—	(0.324)	(0.317)	(0.401)	(0.196)	(0.157)
Net realized gain	—	(1.820)	(0.837)	(0.664)	(1.326)	(1.368)
Total dividends and distributions	—	(2.144)	(1.154)	(1.065)	(1.522)	(1.525)
Net asset value, end of period	$21.200	$21.232	$19.665	$19.216	$17.736	$22.641
Total return[3]	(0.15% )	19.11%	8.10%	14.71%	(14.28% )	11.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,127,442	$1,123,837	$1,078,100	$1,134,818	$1,166,939	$1,442,752
Ratio of expenses to average net assets	0.79%	0.79%	0.79%	0.80%	0.79%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.89%	0.89%	0.89%	0.90%	0.89%	0.88%
Ratio of net investment income to average net assets	2.14%	1.06%	1.07%	1.14%	1.02%	0.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.04%	0.96%	0.97%	1.03%	0.92%	0.60%
Portfolio turnover	11%	14%	13%	15%	12%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-5

LVIP MFS International Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$21.234	$19.671	$19.224	$17.746	$22.658	$21.767
Income (loss) from investment operations:
Net investment income[2]	0.200	0.174	0.167	0.170	0.146	0.103
Net realized and unrealized gain (loss)	(0.259)	3.482	1.384	2.327	(3.581)	2.258
Total from investment operations	(0.059)	3.656	1.551	2.497	(3.435)	2.361
Less dividends and distributions from:
Net investment income	—	(0.273)	(0.267)	(0.355)	(0.151)	(0.102)
Net realized gain	—	(1.820)	(0.837)	(0.664)	(1.326)	(1.368)
Total dividends and distributions	—	(2.093)	(1.104)	(1.019)	(1.477)	(1.470)
Net asset value, end of period	$21.175	$21.234	$19.671	$19.224	$17.746	$22.658
Total return[3]	(0.28% )	18.81%	7.83%	14.42%	(14.50% )	10.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$356,450	$347,807	$300,741	$286,184	$260,576	$317,403
Ratio of expenses to average net assets	1.04%	1.04%	1.04%	1.05%	1.04%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.14%	1.14%	1.14%	1.15%	1.14%	1.13%
Ratio of net investment income to average net assets	1.89%	0.81%	0.82%	0.89%	0.77%	0.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.79%	0.71%	0.72%	0.78%	0.67%	0.35%
Portfolio turnover	11%	14%	13%	15%	12%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-6

LVIP MFS International Growth Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP MFS International Growth Fund-7

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.00% of the first $50 million of the Fund's average daily net assets; 0.95% of the next $50 million; 0.90% of the next $50 million; 0.85% of the next $100 million; and 0.80% of the Fund's average daily net assets in excess of $250 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.11% on the first $400 million of the Fund’s average daily net assets and 0.10% of the Fund’s average daily net assets in excess of $400 million.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
LVIP MFS International Growth Fund-8

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Administrative	$57,740
Legal	9,602
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,006 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$871,505
Distribution fees payable to LFD	72,639
Shareholder servicing fees payable to Lincoln Life	35,305
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2026, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$183,859,532
Sales	161,692,273
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$966,680,160
Aggregate unrealized appreciation of investments	$577,576,763
Aggregate unrealized depreciation of investments	(68,583,118)
Net unrealized appreciation of investments	$508,993,645
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP MFS International Growth Fund-9

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$27,154,324	$—	$27,154,324
Brazil	17,380,003	—	—	17,380,003
Canada	129,827,662	—	—	129,827,662
China	—	22,099,611	—	22,099,611
France	—	188,874,236	—	188,874,236
Germany	—	144,440,746	—	144,440,746
Hong Kong	—	47,341,193	—	47,341,193
India	9,768,422	5,663,904	—	15,432,326
Ireland	—	32,472,540	—	32,472,540
Japan	—	193,477,996	—	193,477,996
Luxembourg	—	15,222,062	—	15,222,062
Macau	—	2,235,808	—	2,235,808
Mexico	5,474,380	—	—	5,474,380
Netherlands	—	79,319,682	—	79,319,682
Peru	7,973,534	—	—	7,973,534
Republic of Korea	—	2,978,016	—	2,978,016
Singapore	—	43,488,196	—	43,488,196
Spain	—	27,448,303	—	27,448,303
Sweden	—	45,508,644	—	45,508,644
Switzerland	—	135,641,611	—	135,641,611
Taiwan	—	58,320,181	—	58,320,181
United Kingdom	—	153,307,438	—	153,307,438
United States	54,625,765	—	—	54,625,765
Uruguay	2,605,494	—	—	2,605,494
Money Market Fund	54	—	—	54
Short-Term Investment	—	23,024,000	—	23,024,000
Total Investments	$227,655,314	$1,248,018,491	$—	$1,475,673,805
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP MFS International Growth Fund-10

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	4,295,005	4,841,668
Service Class	1,820,373	2,622,344
Shares reinvested:
Standard Class	—	5,059,040
Service Class	—	1,487,346
	6,115,378	14,010,398
Shares redeemed:
Standard Class	(4,044,856)	(11,793,292)
Service Class	(1,367,096)	(3,018,501)
	(5,411,952)	(14,811,793)
Net increase (decrease)	703,426	(801,395)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP MFS International Growth Fund-11

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS International Growth Fund-12

LVIP MFS Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP MFS Value Fund

LVIP MFS Value Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.59%
Aerospace & Defense–7.35%
†Boeing Co.	195,704	$42,364,045
General Dynamics Corp.	97,707	34,611,728
†Honeywell Aerospace, Inc.	102,364	22,630,633
Northrop Grumman Corp.	34,160	17,398,030
RTX Corp.	265,235	50,323,036
		167,327,472
Banks–8.45%
Citigroup, Inc.	288,583	40,390,077
JPMorgan Chase & Co.	282,121	92,346,667
PNC Financial Services Group, Inc.	126,522	31,152,247
Wells Fargo & Co.	341,982	28,261,392
		192,150,383
Beverages–1.54%
Coca-Cola Europacific Partners PLC	149,728	14,983,281
PepsiCo, Inc.	147,771	20,008,193
		34,991,474
Biotechnology–1.29%
AbbVie, Inc.	116,704	29,367,395
		29,367,395
Broadline Retail–5.14%
†Amazon.com, Inc.	490,975	117,018,981
		117,018,981
Building Products–0.30%
Trane Technologies PLC	13,868	6,811,407
		6,811,407
Capital Markets–6.41%
ARES Management Corp. Class A	68,670	7,643,658
Blackrock, Inc.	28,367	27,276,572
KKR & Co., Inc.	262,412	24,084,173
Morgan Stanley	242,918	50,779,579
Nasdaq, Inc.	458,019	36,101,058
		145,885,040
Construction Materials–0.94%
CRH PLC	199,599	21,357,093
		21,357,093
Consumer Finance–1.71%
American Express Co.	114,887	38,860,528
		38,860,528
Electric Utilities–6.51%
American Electric Power Co., Inc.	81,060	11,089,819
Duke Energy Corp.	307,385	38,908,793
NextEra Energy, Inc.	177,750	15,601,117
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
PG&E Corp.	1,435,017	$24,136,986
Southern Co.	316,838	30,324,565
Xcel Energy, Inc.	348,462	27,981,499
		148,042,779
Electrical Equipment–1.28%
Eaton Corp. PLC	68,279	29,095,047
		29,095,047
Ground Transportation–1.70%
Union Pacific Corp.	141,888	38,593,536
		38,593,536
Health Care Equipment & Supplies–1.53%
Abbott Laboratories	266,648	24,195,640
†Medline, Inc. Class A	269,028	10,610,464
		34,806,104
Health Care Providers & Services–6.60%
Cigna Group	210,082	57,915,406
Elevance Health, Inc.	56,192	21,731,132
Humana, Inc.	56,637	22,497,349
McKesson Corp.	63,495	47,976,822
		150,120,709
Hotels, Restaurants & Leisure–1.66%
Marriott International, Inc. Class A	101,701	37,689,374
		37,689,374
Household Products–1.32%
Kimberly-Clark Corp.	178,476	19,591,310
Reckitt Benckiser Group PLC	161,823	10,540,107
		30,131,417
Industrial Conglomerates–1.01%
Honeywell International, Inc.	102,364	22,919,411
		22,919,411
Industrial REITs–1.49%
Prologis, Inc.	250,850	33,982,649
		33,982,649
Insurance–8.45%
Aon PLC Class A	97,681	32,399,811
Chubb Ltd.	112,774	38,426,613
Marsh & McLennan Cos., Inc.	195,294	32,549,651
Progressive Corp.	210,704	46,028,289
Travelers Cos., Inc.	129,510	42,753,841
		192,158,205
Interactive Media & Services–0.85%
Alphabet, Inc. Class A	53,995	19,296,193
		19,296,193
LVIP MFS Value Fund-1

LVIP MFS Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–0.12%
Accenture PLC Class A	22,200	$2,762,568
		2,762,568
Machinery–3.07%
Caterpillar, Inc.	20,224	21,536,537
Illinois Tool Works, Inc.	81,298	21,988,670
PACCAR, Inc.	219,532	26,370,184
		69,895,391
Multi-Utilities–1.42%
Dominion Energy, Inc.	473,978	32,367,958
		32,367,958
Oil, Gas & Consumable Fuels–5.49%
Chevron Corp.	168,355	27,906,525
ConocoPhillips	347,636	36,140,239
EOG Resources, Inc.	119,471	15,498,973
Exxon Mobil Corp.	332,652	45,480,181
		125,025,918
Personal Care Products–0.24%
Kenvue, Inc.	286,946	5,483,538
		5,483,538
Pharmaceuticals–3.31%
Johnson & Johnson	238,368	60,538,321
Pfizer, Inc.	609,158	14,668,525
		75,206,846
Professional Services–0.78%
Equifax, Inc.	111,751	17,737,119
		17,737,119
Semiconductors & Semiconductor Equipment–8.51%
Analog Devices, Inc.	127,839	50,773,816
KLA Corp.	246,278	74,304,535
NXP Semiconductors NV	123,250	34,636,948
Texas Instruments, Inc.	113,819	33,926,029
		193,641,328
Software–3.76%
Microsoft Corp.	206,085	76,873,827
Salesforce, Inc.	55,972	8,768,573
		85,642,400
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.47%
Lowe's Cos., Inc.	151,452	$33,393,651
		33,393,651
Technology Hardware, Storage & Peripherals–3.37%
Apple, Inc.	225,336	65,203,225
Seagate Technology Holdings PLC	11,957	11,538,505
		76,741,730
Tobacco–0.92%
Philip Morris International, Inc.	115,308	20,860,370
		20,860,370
Trading Companies & Distributors–0.60%
WW Grainger, Inc.	10,112	13,756,365
		13,756,365
Total Common Stock (Cost $1,232,940,633)		2,243,120,379

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	11,811	11,811
Total Money Market Fund (Cost $11,810)		11,811

	Principal Amount°
SHORT-TERM INVESTMENT–0.81%
U.S. TREASURY OBLIGATIONS–0.81%
≠Federal Home Loan Mortgage Corp. Discount Notes 3.48% 7/1/26	18,443,000	18,443,000
		18,443,000
Total Short-Term Investment (Cost $18,443,000)		18,443,000

TOTAL INVESTMENTS–99.40% (Cost $1,251,395,443)	2,261,575,190
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.60%	13,651,023
NET ASSETS APPLICABLE TO 38,917,938 SHARES OUTSTANDING–100.00%	$2,275,226,213
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND STANDARD CLASS ($1,103,225,487 / 18,837,622 Shares)	$58.565
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND SERVICE CLASS ($1,172,000,726 / 20,080,316 Shares)	$58.366
LVIP MFS Value Fund-2

LVIP MFS Value Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$1,013,585,722
Distributable earnings/(accumulated loss)	1,261,640,491
TOTAL NET ASSETS	$2,275,226,213

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

★Includes $2,345,018 payable for securities purchased, $396,760 payable for fund shares redeemed, $23,924 other accrued expenses payable,
$1,314,250 due to manager and affiliates, $14,229 payable for audit fee and $37,073 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-3

LVIP MFS Value Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $124,562)	$27,472,264
EXPENSES:
Management fees	6,534,217
Distribution fees-Service Class	1,433,071
Shareholder servicing fees	320,257
Accounting and administration expenses	177,030
Professional fees	40,421
Trustees’ fees and expenses	31,536
Reports and statements to shareholders	24,265
Consulting fees	7,544
Custodian fees	6,628
Pricing fees	6,334
Other	40,371
8,621,674
Less:
Management fees waived	(441,734)
Total operating expenses	8,179,940
NET INVESTMENT INCOME	19,292,324
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	169,169,312
Foreign currencies	2,802
Net realized gain	169,172,114
Net change in unrealized appreciation (depreciation) of:
Investments	(35,927,723)
Foreign currencies	(18,520)
Net change in unrealized appreciation (depreciation)	(35,946,243)
NET REALIZED AND UNREALIZED GAIN	133,225,871
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$152,518,195
See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$19,292,324	$32,955,301
Net realized gain	169,172,114	73,605,737
Net change in unrealized appreciation (depreciation)	(35,946,243)	149,708,421
Net increase in net assets resulting from operations	152,518,195	256,269,459
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(87,030,710)
Service Class	—	(92,483,065)
	—	(179,513,775)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	72,316,463	160,877,799
Service Class	59,260,050	111,762,231
Reinvestment of dividends and distributions:
Standard Class	—	87,030,710
Service Class	—	92,483,065
	131,576,513	452,153,805
Cost of shares redeemed:
Standard Class	(104,454,811)	(188,655,354)
Service Class	(110,080,185)	(175,316,121)
	(214,534,996)	(363,971,475)
Increase (decrease) in net assets derived from capital share transactions	(82,958,483)	88,182,330
NET INCREASE IN NET ASSETS	69,559,712	164,938,014
NET ASSETS:
Beginning of period	2,205,666,501	2,040,728,487
End of period	$2,275,226,213	$2,205,666,501
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-4

LVIP MFS Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$54.682	$52.730	$50.605	$50.824	$57.719	$47.407
Income (loss) from investment operations:
Net investment income[2]	0.529	0.926	0.908	0.902	0.876	0.744
Net realized and unrealized gain (loss)	3.354	5.826	5.182	2.988	(4.561)	11.259
Total from investment operations	3.883	6.752	6.090	3.890	(3.685)	12.003
Less dividends and distributions from:
Net investment income	—	(0.905)	(0.926)	(0.885)	(0.951)	(0.758)
Net realized gain	—	(3.895)	(3.039)	(3.224)	(2.259)	(0.933)
Total dividends and distributions	—	(4.800)	(3.965)	(4.109)	(3.210)	(1.691)
Net asset value, end of period	$58.565	$54.682	$52.730	$50.605	$50.824	$57.719
Total return[3]	7.10%	13.06%	11.84%	8.07%	(6.07% )	25.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,103,225	$1,060,955	$965,722	$926,670	$823,716	$962,574
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.62%	0.63%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.65%	0.65%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	1.88%	1.69%	1.67%	1.80%	1.66%	1.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.84%	1.65%	1.63%	1.76%	1.63%	1.38%
Portfolio turnover	20%	12%	12%	15%	14%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-5

LVIP MFS Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$54.564	$52.635	$50.524	$50.758	$57.652	$47.359
Income (loss) from investment operations:
Net investment income[2]	0.457	0.787	0.770	0.776	0.743	0.607
Net realized and unrealized gain (loss)	3.345	5.810	5.168	2.975	(4.560)	11.239
Total from investment operations	3.802	6.597	5.938	3.751	(3.817)	11.846
Less dividends and distributions from:
Net investment income	—	(0.773)	(0.788)	(0.761)	(0.818)	(0.620)
Net realized gain	—	(3.895)	(3.039)	(3.224)	(2.259)	(0.933)
Total dividends and distributions	—	(4.668)	(3.827)	(3.985)	(3.077)	(1.553)
Net asset value, end of period	$58.366	$54.564	$52.635	$50.524	$50.758	$57.652
Total return[3]	6.97%	12.78%	11.57%	7.80%	(6.31% )	25.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,172,001	$1,144,712	$1,075,007	$1,087,591	$1,063,891	$1,263,214
Ratio of expenses to average net assets	0.86%	0.86%	0.86%	0.87%	0.88%	0.90%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	0.90%	0.90%	0.91%	0.91%	0.90%
Ratio of net investment income to average net assets	1.63%	1.44%	1.42%	1.55%	1.41%	1.13%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.59%	1.40%	1.38%	1.51%	1.38%	1.13%
Portfolio turnover	20%	12%	12%	15%	14%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-6

LVIP MFS Value Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP MFS Value Fund-7

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $75 million of the Fund’s average daily net assets; 0.70% of the next $75 million; 0.65% of the next $50 million; 0.60% of the next $300 million; 0.5875% of the next $1 billion; and 0.5625% of the Fund’s average daily net assets in excess of $1.5 billion.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.04% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
LVIP MFS Value Fund-8

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Administrative	$87,439
Legal	14,543
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $15,548 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$1,021,559
Distribution fees payable to LFD	238,957
Shareholder servicing fees payable to Lincoln Life	53,734
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$433,565,287
Sales	516,913,276
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,251,395,443
Aggregate unrealized appreciation of investments	$1,030,767,546
Aggregate unrealized depreciation of investments	(20,587,799)
Net unrealized appreciation of investments	$1,010,179,747
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP MFS Value Fund-9

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$167,327,472	$—	$—	$167,327,472
Banks	192,150,383	—	—	192,150,383
Beverages	34,991,474	—	—	34,991,474
Biotechnology	29,367,395	—	—	29,367,395
Broadline Retail	117,018,981	—	—	117,018,981
Building Products	6,811,407	—	—	6,811,407
Capital Markets	145,885,040	—	—	145,885,040
Construction Materials	21,357,093	—	—	21,357,093
Consumer Finance	38,860,528	—	—	38,860,528
Electric Utilities	148,042,779	—	—	148,042,779
Electrical Equipment	29,095,047	—	—	29,095,047
Ground Transportation	38,593,536	—	—	38,593,536
Health Care Equipment & Supplies	34,806,104	—	—	34,806,104
Health Care Providers & Services	150,120,709	—	—	150,120,709
Hotels, Restaurants & Leisure	37,689,374	—	—	37,689,374
Household Products	19,591,310	10,540,107	—	30,131,417
Industrial Conglomerates	22,919,411	—	—	22,919,411
Industrial REITs	33,982,649	—	—	33,982,649
Insurance	192,158,205	—	—	192,158,205
Interactive Media & Services	19,296,193	—	—	19,296,193
IT Services	2,762,568	—	—	2,762,568
Machinery	69,895,391	—	—	69,895,391
Multi-Utilities	32,367,958	—	—	32,367,958
Oil, Gas & Consumable Fuels	125,025,918	—	—	125,025,918
Personal Care Products	5,483,538	—	—	5,483,538
Pharmaceuticals	75,206,846	—	—	75,206,846
Professional Services	17,737,119	—	—	17,737,119
Semiconductors & Semiconductor Equipment	193,641,328	—	—	193,641,328
Software	85,642,400	—	—	85,642,400
Specialty Retail	33,393,651	—	—	33,393,651
Technology Hardware, Storage & Peripherals	76,741,730	—	—	76,741,730
Tobacco	20,860,370	—	—	20,860,370
Trading Companies & Distributors	13,756,365	—	—	13,756,365
Money Market Fund	11,811	—	—	11,811
Short-Term Investment	—	18,443,000	—	18,443,000
Total Investments	$2,232,592,083	$28,983,107	$—	$2,261,575,190
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP MFS Value Fund-10

LVIP MFS Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	1,268,502	2,923,956
Service Class	1,041,492	2,040,484
Shares reinvested:
Standard Class	—	1,613,852
Service Class	—	1,720,733
	2,309,994	8,299,025
Shares redeemed:
Standard Class	(1,833,027)	(3,450,100)
Service Class	(1,940,500)	(3,205,867)
	(3,773,527)	(6,655,967)
Net increase (decrease)	(1,463,533)	1,643,058
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP MFS Value Fund-11

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS Value Fund-12

LVIP Mondrian Global Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Mondrian Global Income Fund

LVIP Mondrian Global Income Fund
Statement of Net Assets
June 30, 2026 (unaudited)

		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–0.00%
South Africa–0.00%
=‡K2016470219 South Africa Ltd. 3.00% 12/31/22		106,828	$0
			0
United States–0.00%
‡^Sanchez Energy Corp. 0.00% 6/15/21		150,000	15
			15
Total Corporate Bonds (Cost $310,855)			15
ΔSOVEREIGN BONDS–56.85%
Australia–3.87%
Australia Government Bonds
1.75% 6/21/51	AUD	3,000,000	1,065,942
2.75% 11/21/27	AUD	4,366,000	2,953,034
2.75% 6/21/35	AUD	5,000,000	2,973,159
3.00% 3/21/47	AUD	3,600,000	1,805,638
3.25% 6/21/39	AUD	5,500,000	3,210,805
4.75% 4/21/27	AUD	5,100,000	3,536,953
			15,545,531
Austria–2.94%
Republic of Austria Government Bonds
0.75% 2/20/28	EUR	6,910,000	7,668,255
6.25% 7/15/27	EUR	3,500,000	4,149,786
			11,818,041
Belgium–2.20%
Belgium Government Bonds
0.10% 6/22/30	EUR	900,000	926,431
0.40% 6/22/40	EUR	5,498,000	3,997,083
Kingdom of Belgium Government Bonds 0.10% 6/22/30	EUR	3,797,000	3,908,509
			8,832,023
Canada–1.95%
Canada Government Bonds
0.50% 12/1/30	CAD	6,144,000	3,892,998
1.00% 6/1/27	CAD	5,482,000	3,813,067
3.50% 12/1/45	CAD	200,000	138,090
			7,844,155
China–0.98%
China Government Bonds
2.35% 2/25/34	CNY	15,240,000	2,370,557
2.68% 5/21/30	CNY	10,230,000	1,581,848
			3,952,405
Finland–1.24%
Finland Government Bonds 0.50% 9/15/27	EUR	4,459,000	4,971,877
			4,971,877
France–4.18%
French Republic Government Bonds O.A.T.
0.50% 6/25/44	EUR	1,000,000	623,237
0.75% 5/25/52	EUR	3,750,000	1,910,716
1.50% 5/25/31	EUR	10,026,297	10,701,436
2.75% 2/25/29	EUR	3,140,000	3,588,122
			16,823,511
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Germany–3.10%
Bundesrepublik Deutschland Bundesanleihe
1.25% 8/15/48	EUR	1,650,000	$1,265,950
2.60% 8/15/34	EUR	2,371,000	2,674,000
4.00% 1/4/37	EUR	3,100,000	3,885,038
Bundesschatzanweisungen 1.90% 9/16/27	EUR	4,093,015	4,643,114
			12,468,102
Italy–3.34%
Italy Buoni Poliennali Del Tesoro
1.80% 3/1/41	EUR	950,000	826,765
2.20% 6/1/27	EUR	1,725,000	1,965,068
2.45% 9/1/33	EUR	6,958,000	7,550,839
4.75% 9/1/44	EUR	2,500,000	3,098,382
			13,441,054
Japan–2.46%
Japan Government 20 yr Bond 1.60% 6/20/30	JPY	300,000,000	1,834,816
Japan Government 30 yr Bond
0.30% 6/20/46	JPY	760,000,000	2,486,155
1.70% 9/20/44	JPY	1,200,000,000	5,588,364
			9,909,335
Mexico–3.12%
Mexico Bonos
7.50% 6/3/27	MXN	17,500,000	1,004,238
7.75% 5/29/31	MXN	33,000,000	1,833,092
7.75% 11/13/42	MXN	80,000,000	3,907,019
8.00% 11/7/47	MXN	101,700,000	4,988,432
8.50% 11/18/38	MXN	15,100,000	810,819
			12,543,600
Netherlands–1.24%
Netherlands Government Bonds
0.50% 1/15/40	EUR	1,950,000	1,567,756
2.75% 1/15/47	EUR	3,300,000	3,411,951
			4,979,707
New Zealand–5.79%
New Zealand Government Bonds
1.75% 5/15/41	NZD	19,640,000	7,606,169
2.00% 5/15/32	NZD	8,900,000	4,532,398
3.00% 4/20/29	NZD	5,500,000	3,081,493
4.50% 4/15/27	NZD	14,000,000	8,051,031
			23,271,091
Norway–2.86%
Norway Government Bonds
1.38% 8/19/30	NOK	42,200,000	3,791,345
3.63% 4/13/34	NOK	40,000,000	3,891,499
3.63% 5/31/39	NOK	40,000,000	3,798,555
			11,481,399
Republic of Korea–4.33%
Korea Treasury Bonds
2.75% 9/10/45	KRW	13,002,000,000	6,713,235
3.50% 9/10/28	KRW	7,181,830,000	4,624,301
3.88% 12/10/26	KRW	9,405,920,000	6,092,931
			17,430,467
Spain–4.87%
Spain Government Bonds
2.70% 1/31/30	EUR	6,000,000	6,849,455
LVIP Mondrian Global Income Fund-1

LVIP Mondrian Global Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Spain (continued)
Spain Government Bonds (continued)
3.15% 4/30/35	EUR	11,200,000	$12,741,198
			19,590,653
United Kingdom–8.38%
U.K. Gilts
0.38% 10/22/30	GBP	5,050,000	5,701,773
1.25% 10/22/41	GBP	10,700,000	8,347,932
1.25% 7/31/51	GBP	5,550,000	3,122,452
1.75% 9/7/37	GBP	5,202,000	5,042,357
4.25% 12/7/27	GBP	2,500,000	3,324,264
4.50% 9/7/34	GBP	6,200,000	8,155,813
			33,694,591
Total Sovereign Bonds (Cost $246,613,468)			228,597,542
SUPRANATIONAL BANKS–2.33%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	7,469,427
European Investment Bank 2.15% 1/18/27	JPY	305,000,000	1,887,473
Total Supranational Banks (Cost $13,308,853)			9,356,900
U.S. TREASURY OBLIGATIONS–37.92%
U.S. Treasury Bonds
1.13% 8/15/40		17,000,000	10,647,578
2.25% 5/15/41		12,900,000	9,403,899
2.50% 2/15/46		11,400,000	7,860,211
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.75% 8/15/42	10,000,000	$7,638,281
3.13% 8/15/44	8,800,000	6,885,656
3.63% 8/15/43	3,600,000	3,066,609
3.63% 2/15/53	12,381,100	9,901,011
4.50% 5/15/38	7,300,000	7,304,848
U.S. Treasury Notes
1.13% 2/15/31	9,500,000	8,289,863
1.25% 8/15/31	17,000,000	14,692,383
2.50% 3/31/27	13,500,000	13,350,234
2.75% 2/15/28	20,345,000	19,895,185
3.50% 1/31/28	5,000,000	4,948,438
3.88% 12/31/32	10,037,000	9,800,974
4.13% 9/30/27	18,800,000	18,794,859
Total U.S. Treasury Obligations (Cost $166,792,148)		152,480,029

	Number of Shares
MONEY MARKET FUND–1.74%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	7,017,812	7,017,812
Total Money Market Fund (Cost $7,017,812)		7,017,812

TOTAL INVESTMENTS–98.84% (Cost $434,043,136)	397,452,298
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.16%	4,650,013
NET ASSETS APPLICABLE TO 43,173,265 SHARES OUTSTANDING –100.00%	$402,102,311
NET ASSET VALUE PER SHARE–LVIP MONDRIAN GLOBAL INCOME FUND STANDARD CLASS ($53,608,470 / 5,689,120 Shares)	$9.423
NET ASSET VALUE PER SHARE–LVIP MONDRIAN GLOBAL INCOME FUND SERVICE CLASS ($348,493,841 / 37,484,145 Shares)	$9.297
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$490,775,568
Distributable earnings/(accumulated loss)	(88,673,257)
TOTAL NET ASSETS	$402,102,311

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
ΔSecurities have been classified by country of origin.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
^Zero coupon security.

★Includes $100,566 payable for fund shares redeemed, $29,190 other accrued expenses payable, $259,783 due to manager and affiliates,
$35,028 payable for audit fee and $15,509 payable for fund accounting fee as of June 30, 2026.

LVIP Mondrian Global Income Fund-2

LVIP Mondrian Global Income Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at June 30, 2026:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	AUD	(9,356,000)	USD	6,662,267	7/31/26	$188,448	$—
SSB	AUD	903,000	USD	(635,326)	7/31/26	—	(10,501)
SSB	CAD	(11,868,500)	USD	8,704,437	7/31/26	324,100	—
SSB	CAD	976,000	USD	(697,965)	7/31/26	—	(8,812)
SSB	CNY	(93,514,000)	USD	13,767,991	7/31/26	19,572	—
SSB	CNY	93,514,000	USD	(13,870,394)	7/31/26	—	(121,974)
SSB	EUR	(51,636,000)	USD	60,508,114	7/31/26	1,432,198	—
SSB	EUR	860,000	USD	(1,004,147)	7/31/26	—	(20,235)
SSB	EUR	(561,000)	USD	637,765	7/31/26	—	(4,067)
SSB	GBP	(12,233,500)	USD	16,484,033	7/31/26	257,263	—
SSB	GBP	252,000	USD	(343,289)	7/31/26	—	(9,031)
SSB	JPY	4,399,582,000	USD	(27,765,726)	7/31/26	—	(639,075)
SSB	JPY	(119,131,500)	USD	746,599	7/31/26	12,066	—
SSB	MXN	(37,966,500)	USD	2,161,014	7/31/26	—	(4,356)
SSB	NOK	100,800,500	USD	(10,774,275)	7/31/26	—	(595,270)
SSB	NZD	(21,310,500)	USD	12,523,456	7/31/26	407,049	—
SSB	NZD	767,500	USD	(448,163)	7/31/26	—	(11,789)
Total Foreign Currency Exchange Contracts						$2,640,696	$(1,425,110)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.

Summary of Abbreviations:
AUD–Australian Dollar
CAD–Canadian Dollar
CNY–Chinese Yuan
EUR–Euro
GBP–British Pound Sterling
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
SSB–State Street Bank
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-3

LVIP Mondrian Global Income Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Interest	$6,289,851
Dividends	79,038
6,368,889
EXPENSES:
Management fees	1,307,696
Distribution fees-Service Class	436,939
Shareholder servicing fees	58,343
Accounting and administration expenses	50,087
Professional fees	43,401
Custodian fees	33,856
Reports and statements to shareholders	9,811
Trustees’ fees and expenses	5,828
Pricing fees	5,536
Consulting fees	4,580
Other	25,556
1,981,633
Less:
Management fees waived	(208,976)
Total operating expenses	1,772,657
NET INVESTMENT INCOME	4,596,232
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(5,752,443)
Foreign currencies	252,866
Foreign currency exchange contracts	(3,612,477)
Net realized loss	(9,112,054)
Net change in unrealized appreciation (depreciation) of:
Investments	(1,085,082)
Foreign currencies	(69,365)
Foreign currency exchange contracts	3,962,243
Net change in unrealized appreciation (depreciation)	2,807,796
NET REALIZED AND UNREALIZED LOSS	(6,304,258)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,708,026)
See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian Global Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,596,232	$9,061,795
Net realized loss	(9,112,054)	(10,569,724)
Net change in unrealized appreciation (depreciation)	2,807,796	26,828,511
Net increase (decrease) in net assets resulting from operations	(1,708,026)	25,320,582
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(253,553)
Service Class	—	(889,327)
	—	(1,142,880)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,972,127	11,779,805
Service Class	18,542,439	28,772,509
Reinvestment of dividends and distributions:
Standard Class	—	253,553
Service Class	—	889,327
	24,514,566	41,695,194
Cost of shares redeemed:
Standard Class	(3,869,852)	(11,212,422)
Service Class	(25,803,282)	(71,835,849)
	(29,673,134)	(83,048,271)
Decrease in net assets derived from capital share transactions	(5,158,568)	(41,353,077)
NET DECREASE IN NET ASSETS	(6,866,594)	(17,175,375)
NET ASSETS:
Beginning of period	408,968,905	426,144,280
End of period	$402,102,311	$408,968,905
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-4

LVIP Mondrian Global Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian Global Income Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22[2]	12/31/21[3]
Net asset value, beginning of period	$9.452	$8.929	$9.625	$9.253	$10.903	$12.086
Income (loss) from investment operations:
Net investment income[4]	0.118	0.225	0.218	0.182	0.123	0.088
Net realized and unrealized gain (loss)	(0.147)	0.345	(0.708)	0.190	(1.773)	(0.693)
Total from investment operations	(0.029)	0.570	(0.490)	0.372	(1.650)	(0.605)
Less dividends and distributions from:
Net investment income	—	(0.047)	—	—	—	(0.175)
Net realized gain	—	—	—	—	—	(0.217)
Return of capital	—	—	(0.206)	—	—	(0.186)
Total dividends and distributions	—	(0.047)	(0.206)	—	—	(0.578)
Net asset value, end of period	$9.423	$9.452	$8.929	$9.625	$9.253	$10.903
Total return[5]	(0.31% )	6.39%	(5.15% )	4.02%	(15.13% )	(5.09% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$53,608	$51,682	$48,062	$48,787	$120,770	$201,394
Ratio of expenses to average net assets	0.67%	0.66%	0.66%	0.65%	0.64%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.76%	0.76%	0.76%	0.75%	0.76%
Ratio of net investment income to average net assets	2.50%	2.40%	2.34%	1.96%	1.27%	0.76%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.40%	2.30%	2.24%	1.85%	1.16%	0.67%
Portfolio turnover	8%	27%	7%	27%	40%	45%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective July 26, 2022, Mondrian Investment Partners Ltd. is responsible for the day-to-day management of the portion of the Fund’s investment portfolio previously managed by Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)

[3]
Effective August 17, 2021, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Franklin Advisers, Inc.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-5

LVIP Mondrian Global Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian Global Income Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22[2]	12/31/21[3]
Net asset value, beginning of period	$9.338	$8.820	$9.510	$9.165	$10.826	$12.006
Income (loss) from investment operations:
Net investment income[4]	0.104	0.199	0.192	0.156	0.098	0.059
Net realized and unrealized gain (loss)	(0.145)	0.342	(0.700)	0.189	(1.759)	(0.689)
Total from investment operations	(0.041)	0.541	(0.508)	0.345	(1.661)	(0.630)
Less dividends and distributions from:
Net investment income	—	(0.023)	—	—	—	(0.156)
Net realized gain	—	—	—	—	—	(0.217)
Return of capital	—	—	(0.182)	—	—	(0.177)
Total dividends and distributions	—	(0.023)	(0.182)	—	—	(0.550)
Net asset value, end of period	$9.297	$9.338	$8.820	$9.510	$9.165	$10.826
Total return[5]	(0.44% )	6.14%	(5.40% )	3.76%	(15.34% )	(5.33% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$348,494	$357,287	$378,082	$420,932	$431,610	$574,126
Ratio of expenses to average net assets	0.92%	0.91%	0.91%	0.90%	0.89%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.01%	1.01%	1.01%	1.00%	1.01%
Ratio of net investment income to average net assets	2.25%	2.15%	2.09%	1.71%	1.02%	0.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.15%	2.05%	1.99%	1.60%	0.91%	0.42%
Portfolio turnover	8%	27%	7%	27%	40%	45%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective July 26, 2022, Mondrian Investment Partners Ltd. is responsible for the day-to-day management of the portion of the Fund’s investment portfolio previously managed by Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)

[3]
Effective August 17, 2021, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Franklin Advisers, Inc.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-6

LVIP Mondrian Global Income Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian Global Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign
LVIP Mondrian Global Income Fund-7

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP Mondrian Global Income Fund is $163,860 and $165,589 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Withholding taxes on foreign interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.1025% on the first $350 million of average daily net assets of the Fund; 0.1125% on the next $175 million; 0.1225% on the next $175 million; and 0.1375% on the excess of $700 million of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (the "Sub-Adviser") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$16,039
Legal	2,668
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Mondrian Global Income Fund-8

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,721 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$179,164
Distribution fees payable to LFD	71,108
Shareholder servicing fees payable to Lincoln Life	9,511
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$15,605,267
Purchases of U.S. government securities	28,146,417
Sales other than U.S. government securities	27,145,668
Sales of U.S. government securities	4,022,778
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:
Cost of investments and derivatives	$434,043,136
Aggregate unrealized appreciation of investments and derivatives	$8,335,356
Aggregate unrealized depreciation of investments and derivatives	(43,710,608)
Net unrealized depreciation of investments and derivatives	$(35,375,252)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default
LVIP Mondrian Global Income Fund-9

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$15	$— *	$15
Sovereign Bonds	—	228,597,542	—	228,597,542
Supranational Banks	—	9,356,900	—	9,356,900
U.S. Treasury Obligations	—	152,480,029	—	152,480,029
Money Market Fund	7,017,812	—	—	7,017,812
Total Investments	$7,017,812	$390,434,486	$—	$397,452,298
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$2,640,696	$—	$2,640,696
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,425,110)	$—	$(1,425,110)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	630,118	1,256,480
Service Class	1,982,744	3,098,489
Shares reinvested:
Standard Class	—	26,974
Service Class	—	95,760
	2,612,862	4,477,703
Shares redeemed:
Standard Class	(408,573)	(1,198,789)
Service Class	(2,761,479)	(7,796,789)
	(3,170,052)	(8,995,578)
Net decrease	(557,190)	(4,517,875)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the
LVIP Mondrian Global Income Fund-10

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2026, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$2,640,696	Receivables and other assets net of liabilities	$(1,425,110)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(3,612,477)	$3,962,243
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional)	$55,908,473	$127,075,928
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs
LVIP Mondrian Global Income Fund-11

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2026, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
State Street Bank & Trust Company	$2,640,696	$(1,425,110)	$1,215,586
Total	$2,640,696	$(1,425,110)	$1,215,586

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
State Street Bank & Trust Company	$1,215,586	$—	$—	$—	$—	$1,215,586
Total	$1,215,586	$—	$—	$—	$—	$1,215,586

[1]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
LVIP Mondrian Global Income Fund-12

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Mondrian Global Income Fund-13

LVIP Mondrian International Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Mondrian International Value Fund

LVIP Mondrian International Value Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.21%
Australia–2.34%
Aurizon Holdings Ltd.	4,576,680	$13,238,064
CSL Ltd.	172,698	13,778,672
		27,016,736
Austria–1.42%
ANDRITZ AG	189,729	16,399,499
		16,399,499
Finland–1.71%
UPM-Kymmene OYJ	744,376	19,731,465
		19,731,465
France–15.84%
BNP Paribas SA	323,422	37,773,474
Bouygues SA	404,755	22,603,037
Capgemini SE	177,312	17,800,801
Carrefour SA	889,544	16,514,353
Kering SA	27,050	7,651,545
Pernod Ricard SA	318,999	23,187,326
Sanofi SA	387,198	33,106,808
Vinci SA	166,642	24,337,742
		182,975,086
Germany–10.04%
Allianz SE	78,025	36,932,972
Deutsche Post AG	508,565	30,918,938
Evonik Industries AG	785,464	14,252,624
Merck KGaA	201,892	33,846,113
		115,950,647
Hong Kong–6.25%
AIA Group Ltd.	2,735,800	25,046,881
CK Hutchison Holdings Ltd.	3,866,000	32,766,803
Jardine Matheson Holdings Ltd.	233,600	14,405,563
		72,219,247
Italy–5.22%
Enel SpA	2,249,171	25,798,861
Eni SpA	347,461	8,152,006
Snam SpA	3,658,240	26,409,252
		60,360,119
Japan–25.45%
Daikin Industries Ltd.	100,300	15,299,633
FUJIFILM Holdings Corp.	1,480,700	31,677,287
Fujitsu Ltd.	924,600	18,371,797
KDDI Corp.	1,515,200	25,451,883
Komatsu Ltd.	487,800	19,047,352
MatsukiyoCocokara & Co.	1,031,200	15,230,645
Minebea Mitsumi, Inc.	619,700	18,382,068
Mitsubishi Electric Corp.	485,900	17,820,133
Nintendo Co. Ltd.	254,800	10,711,790
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Panasonic Holdings Corp.	1,484,200	$41,755,564
Secom Co. Ltd.	411,600	16,351,299
Shin-Etsu Chemical Co. Ltd.	385,900	16,821,174
Sompo Holdings, Inc.	436,100	16,567,562
Sony Group Corp.	1,514,100	30,469,846
		293,958,033
Netherlands–1.64%
Koninklijke Philips NV	697,953	18,980,588
		18,980,588
Singapore–3.09%
United Overseas Bank Ltd.	1,160,481	35,736,798
		35,736,798
Spain–5.59%
Banco Santander SA	2,779,425	38,577,986
†Cellnex Telecom SA	869,826	26,004,021
		64,582,007
Switzerland–4.40%
Nestle SA	361,954	37,123,862
Roche Holding AG	33,275	13,678,895
		50,802,757
United Kingdom–16.22%
Associated British Foods PLC	941,814	24,758,928
BP PLC	2,644,135	16,297,760
British American Tobacco PLC	365,924	22,644,463
GSK PLC	1,158,837	30,422,805
Lloyds Banking Group PLC	24,534,975	35,907,588
London Stock Exchange Group PLC	237,033	25,626,953
Shell PLC	490,944	19,075,618
SSE PLC	126,748	4,089,211
WPP PLC	2,775,101	8,607,918
		187,431,244
Total Common Stock (Cost $832,296,206)		1,146,144,226

MONEY MARKET FUND–0.22%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.58%)	2,519,168	2,519,168
Total Money Market Fund (Cost $2,519,168)		2,519,168

LVIP Mondrian International Value Fund-1

LVIP Mondrian International Value Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.43% (Cost $834,815,374)	$1,148,663,394
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.57%	6,550,840
NET ASSETS APPLICABLE TO 50,442,942 SHARES OUTSTANDING–100.00%	$1,155,214,234
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($859,437,135 / 37,505,258 Shares)	$22.915
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($295,777,099 / 12,937,684 Shares)	$22.862
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$688,405,928
Distributable earnings/(accumulated loss)	466,808,306
TOTAL NET ASSETS	$1,155,214,234

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $678,934 payable for securities purchased, $361,002 payable for fund shares redeemed, $36,225 other accrued expenses payable,
$722,471 due to manager and affiliates, $16,408 payable for audit fee and $21,364 payable for fund accounting fee as of June 30, 2026.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-2

LVIP Mondrian International Value Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $2,749,182)	$23,535,799
EXPENSES:
Management fees	3,898,221
Distribution fees-Service Class	370,087
Shareholder servicing fees	166,843
Accounting and administration expenses	98,784
Custodian fees	62,655
Professional fees	33,386
Trustees’ fees and expenses	16,529
Reports and statements to shareholders	15,743
Consulting fees	6,374
Pricing fees	6,192
Other	15,824
4,690,638
Less:
Management fees waived	(82,327)
Total operating expenses	4,608,311
NET INVESTMENT INCOME	18,927,488
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	95,771,324
Foreign currencies	(193,237)
Net realized gain	95,578,087
Net change in unrealized appreciation (depreciation) of:
Investments	(25,760,543)
Foreign currencies	(175,931)
Net change in unrealized appreciation (depreciation)	(25,936,474)
NET REALIZED AND UNREALIZED GAIN	69,641,613
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$88,569,101
See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,927,488	$34,392,417
Net realized gain	95,578,087	93,858,917
Net change in unrealized appreciation (depreciation)	(25,936,474)	220,162,631
Net increase in net assets resulting from operations	88,569,101	348,413,965
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(55,621,380)
Service Class	—	(18,428,682)
	—	(74,050,062)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	29,766,277	52,581,973
Service Class	18,584,117	37,429,872
Reinvestment of dividends and distributions:
Standard Class	—	55,621,380
Service Class	—	18,428,682
	48,350,394	164,061,907
Cost of shares redeemed:
Standard Class	(106,503,534)	(264,007,153)
Service Class	(41,255,731)	(84,746,251)
	(147,759,265)	(348,753,404)
Decrease in net assets derived from capital share transactions	(99,408,871)	(184,691,497)
NET INCREASE (DECREASE) IN NET ASSETS	(10,839,770)	89,672,406
NET ASSETS:
Beginning of period	1,166,054,004	1,076,381,598
End of period	$1,155,214,234	$1,166,054,004
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-3

LVIP Mondrian International Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$21.255	$16.657	$16.597	$14.273	$16.478	$15.341
Income (loss) from investment operations:
Net investment income[2]	0.371	0.615	0.524	0.475	0.435	0.466
Net realized and unrealized gain (loss)	1.289	5.390	0.285	2.384	(2.215)	1.249
Total from investment operations	1.660	6.005	0.809	2.859	(1.780)	1.715
Less dividends and distributions from:
Net investment income	—	(0.813)	(0.565)	(0.535)	(0.425)	(0.578)
Net realized gain	—	(0.594)	(0.184)	—	—	—
Total dividends and distributions	—	(1.407)	(0.749)	(0.535)	(0.425)	(0.578)
Net asset value, end of period	$22.915	$21.255	$16.657	$16.597	$14.273	$16.478
Total return[3]	7.81%	36.38%	4.70%	20.11%	(10.76% )	11.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$859,437	$869,725	$819,125	$813,764	$588,377	$718,353
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.75%	0.76%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.75%	0.76%	0.77%	0.78%	0.76%
Ratio of net investment income to average net assets	3.35%	3.11%	3.01%	3.01%	2.90%	2.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.34%	3.10%	2.99%	3.00%	2.88%	2.77%
Portfolio turnover	18%	27%	32%	25%	23%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-4

LVIP Mondrian International Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$21.232	$16.642	$16.583	$14.262	$16.465	$15.327
Income (loss) from investment operations:
Net investment income[2]	0.343	0.565	0.480	0.434	0.397	0.423
Net realized and unrealized gain (loss)	1.287	5.380	0.283	2.381	(2.213)	1.250
Total from investment operations	1.630	5.945	0.763	2.815	(1.816)	1.673
Less dividends and distributions from:
Net investment income	—	(0.761)	(0.520)	(0.494)	(0.387)	(0.535)
Net realized gain	—	(0.594)	(0.184)	—	—	—
Total dividends and distributions	—	(1.355)	(0.704)	(0.494)	(0.387)	(0.535)
Net asset value, end of period	$22.862	$21.232	$16.642	$16.583	$14.262	$16.465
Total return[3]	7.68%	36.05%	4.43%	19.81%	(10.98% )	10.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$295,777	$296,329	$257,257	$259,488	$245,783	$289,275
Ratio of expenses to average net assets	0.99%	0.99%	0.99%	1.00%	1.01%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	1.00%	1.01%	1.02%	1.03%	1.01%
Ratio of net investment income to average net assets	3.10%	2.86%	2.76%	2.76%	2.65%	2.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.09%	2.85%	2.74%	2.75%	2.63%	2.52%
Portfolio turnover	18%	27%	32%	25%	23%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-5

LVIP Mondrian International Value Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Mondrian International Value Fund-6

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP Mondrian International Value Fund is $737,985 and $741,055 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.90% of the first $200 million of the Fund’s average daily net assets; 0.75% of the next $200 million; and 0.60% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.015% on the first $1 billion of the Fund’s average daily net assets and 0.01% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$45,727
Legal	7,603
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Mondrian International Value Fund-7

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,719 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$633,479
Distribution fees payable to LFD	61,217
Printing and mailing fees payable to Lincoln Life	72
Shareholder servicing fees payable to Lincoln Life	27,703
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$210,536,694
Sales	293,166,337
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$834,815,374
Aggregate unrealized appreciation of investments	$361,716,610
Aggregate unrealized depreciation of investments	(47,868,590)
Net unrealized appreciation of investments	$313,848,020
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g.,
LVIP Mondrian International Value Fund-8

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$27,016,736	$—	$27,016,736
Austria	—	16,399,499	—	16,399,499
Finland	—	19,731,465	—	19,731,465
France	—	182,975,086	—	182,975,086
Germany	—	115,950,647	—	115,950,647
Hong Kong	—	72,219,247	—	72,219,247
Italy	—	60,360,119	—	60,360,119
Japan	15,230,645	278,727,388	—	293,958,033
Netherlands	—	18,980,588	—	18,980,588
Singapore	—	35,736,798	—	35,736,798
Spain	—	64,582,007	—	64,582,007
Switzerland	—	50,802,757	—	50,802,757
United Kingdom	—	187,431,244	—	187,431,244
Money Market Fund	2,519,168	—	—	2,519,168
Total Investments	$17,749,813	$1,130,913,581	$—	$1,148,663,394
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	1,317,305	2,634,719
Service Class	835,262	1,894,080
Shares reinvested:
Standard Class	—	2,681,684
Service Class	—	890,022
	2,152,567	8,100,505
Shares redeemed:
Standard Class	(4,731,027)	(13,573,652)
Service Class	(1,854,579)	(4,285,134)
	(6,585,606)	(17,858,786)
Net decrease	(4,433,039)	(9,758,281)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
LVIP Mondrian International Value Fund-9

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Mondrian International Value Fund-10

LVIP Nomura Diversified Floating Rate Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Nomura Diversified Floating Rate Fund

LVIP Nomura Diversified Floating Rate Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.67%
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2026-DNA2 Class B1 5.73% (30 day USD SOFR Average + 2.10%) 3/25/46	2,390,000	$2,426,313
Series 2026-DNA2 Class M2 5.23% (30 day USD SOFR Average + 1.60%) 3/25/46	1,155,000	1,157,353
Series 2026-HQA1 Class M2 5.13% (30 day USD SOFR Average + 1.50%) 5/25/46	580,000	580,218
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2023-HQA3 Class A1 5.48% (30 day USD SOFR Average + 1.85%) 11/25/43	2,546,794	2,559,090
Series 2025-DNA2 Class M2 5.13% (30 day USD SOFR Average + 1.50%) 5/25/45	605,000	606,777
Series 2025-DNA3 Class M2 5.13% (30 day USD SOFR Average + 1.50%) 9/25/45	730,000	731,742
Series 2025-HQA1 Class M2 5.28% (30 day USD SOFR Average + 1.65%) 2/25/45	800,000	802,089
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2023-R07 Class 2M1 5.58% (30 day USD SOFR Average + 1.95%) 9/25/43	756,903	758,528
Series 2023-R08 Class 1M1 5.13% (30 day USD SOFR Average + 1.50%) 10/25/43	368,467	368,706
Series 2024-R04 Class 1A1 4.63% (30 day USD SOFR Average + 1.00%) 5/25/44	1,551,342	1,552,573
Series 2025-R01 Class 1M2 5.13% (30 day USD SOFR Average + 1.50%) 1/25/45	1,670,000	1,672,486
Series 2025-R02 Class 1M2 5.23% (30 day USD SOFR Average + 1.60%) 2/25/45	1,570,000	1,575,253
Series 2025-R03 Class 2M1 5.23% (30 day USD SOFR Average + 1.60%) 3/25/45	48,303	48,341
Series 2025-R04 Class 1M2 5.13% (30 day USD SOFR Average + 1.50%) 5/25/45	1,445,000	1,448,314
Series 2025-R05 Class 2M2 5.23% (30 day USD SOFR Average + 1.60%) 7/25/45	710,000	712,588
Series 2026-R01 Class 2M2 4.98% (30 day USD SOFR Average + 1.35%) 1/25/46	2,530,000	2,525,598
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal National Mortgage Association Connecticut Avenue Securities Trust (continued)
Series 2026-R02 Class 1M2 5.13% (30 day USD SOFR Average + 1.50%) 2/25/46	1,310,000	$1,315,554
Total Agency Collateralized Mortgage Obligations (Cost $20,771,425)		20,841,523
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.78%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
♦Series K144 Class A2 2.45% 4/25/32	1,250,000	1,119,616
♦•Series K-150 Class A2 3.71% 9/25/32	1,500,000	1,432,779
♦•Series K-170 Class A2 5.00% 2/25/35	2,450,000	2,504,312
♦Series K753 Class A2 4.40% 10/25/30	1,000,000	995,904
Total Agency Commercial Mortgage-Backed Securities (Cost $6,035,424)		6,052,611
AGENCY MORTGAGE-BACKED SECURITIES–7.35%
Federal Home Loan Mortgage Corp.
2.00% 8/1/36	2,398,741	2,187,083
4.50% 10/1/52	1,148,483	1,109,410
5.00% 6/1/53	1,412,981	1,396,120
5.50% 11/1/52	712,800	721,359
Federal National Mortgage Association
2.00% 3/1/37	900,243	820,763
2.00% 4/1/51	13,940,650	11,249,176
2.00% 7/1/51	936,947	755,391
2.50% 3/1/51	8,748,469	7,381,794
2.50% 3/1/52	2,678,649	2,251,034
3.00% 7/1/52	854,437	745,538
3.00% 8/1/52	5,227,165	4,561,009
3.50% 5/1/52	3,287,321	2,984,501
4.00% 1/1/56	3,291,620	3,077,933
4.50% 10/1/52	1,136,801	1,098,947
5.00% 4/1/55	1,493,543	1,470,384
5.50% 2/1/55	1,755,645	1,763,044
5.50% 9/1/55	707,612	710,294
6.00% 12/1/52	4,580,469	4,717,083
6.50% 3/1/55	1,459,641	1,510,440
Government National Mortgage Association
2.00% 10/20/50	2,802,147	2,303,519
2.50% 7/20/51	2,691,268	2,301,626
3.00% 4/20/52	2,480,881	2,204,442
Total Agency Mortgage-Backed Securities (Cost $57,951,618)		57,320,890
LVIP Nomura Diversified Floating Rate Fund-1

LVIP Nomura Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–22.21%
Aerospace & Defense–1.00%
Boeing Co.
6.26% 5/1/27	875,000	$886,620
6.39% 5/1/31	280,000	297,514
Bombardier, Inc. 7.00% 6/1/32	405,000	419,546
Honeywell Aerospace, Inc. 4.00% 3/16/29	5,860,000	5,779,954
TransDigm, Inc. 6.63% 3/1/32	405,000	415,376
		7,799,010
Agriculture–0.10%
Philip Morris International, Inc. 4.88% 4/29/36	770,000	753,813
		753,813
Auto Manufacturers–0.11%
General Motors Financial Co., Inc. 5.10% 9/15/31	855,000	856,624
		856,624
Auto Parts & Equipment–0.25%
Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.13% 4/15/31	1,984,000	1,983,913
		1,983,913
Banks–4.30%
Banco Santander SA 4.87% 4/15/31	1,600,000	1,590,905
μBank of America Corp.
1.73% 7/22/27	1,720,000	1,717,388
6.20% 11/10/28	1,315,000	1,342,634
6.63% 5/1/30	575,000	592,813
μCitibank NA 4.85% 6/18/32	1,145,000	1,144,183
μCitigroup, Inc. 6.75% 2/15/30	606,000	614,459
μCredit Agricole SA 5.19% 8/1/32	975,000	979,629
μDeutsche Bank AG
6.82% 11/20/29	252,000	263,604
7.15% 7/13/27	640,000	640,524
μGoldman Sachs Bank USA 4.66% 6/3/29	1,015,000	1,015,628
μGoldman Sachs Group, Inc.
4.97% 6/3/32	1,335,000	1,334,230
5.07% 1/21/37	1,235,000	1,205,794
5.09% 4/20/34	775,000	771,891
6.48% 10/24/29	1,085,000	1,125,479
μHSBC Holdings PLC 4.71% 5/12/30	1,105,000	1,100,302
μJPMorgan Chase & Co.
1.47% 9/22/27	2,495,000	2,478,398
4.62% 4/23/32	1,590,000	1,571,649
5.19% 2/5/37	2,550,000	2,507,942
5.57% 4/22/28	850,000	857,086
6.10% 7/1/31	1,170,000	1,184,812
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μMitsubishi UFJ Financial Group, Inc. 4.85% 4/21/32	605,000	$602,139
μMorgan Stanley
4.81% 4/16/32	1,145,000	1,136,099
5.30% 4/10/37	965,000	960,206
6.41% 11/1/29	1,005,000	1,040,407
Popular, Inc. 7.25% 3/13/28	800,000	824,186
μU.S. Bancorp 6.79% 10/26/27	435,000	438,173
μUBS Group AG 6.88% 6/5/32	1,270,000	1,273,622
μWells Fargo & Co.
4.84% 5/20/32	1,250,000	1,245,774
4.96% 1/23/37	301,000	293,860
5.15% 4/23/31	60,000	60,630
6.49% 10/23/34	1,524,000	1,644,915
		33,559,361
Biotechnology–0.12%
Gilead Sciences, Inc. 4.60% 5/20/31	985,000	981,850
		981,850
Building Materials–0.05%
Standard Building Solutions, Inc. 6.25% 8/1/33	422,000	419,064
		419,064
Chemicals–1.25%
Ecolab, Inc. 4.80% 6/15/31	7,760,000	7,794,353
Olin Corp. 6.63% 4/1/33	1,986,000	1,961,013
		9,755,366
Commercial Services–0.60%
Block, Inc. 6.00% 8/15/33	862,000	867,952
ERAC USA Finance LLC 4.50% 10/30/29	3,850,000	3,823,655
		4,691,607
Computers–0.41%
Amentum Holdings, Inc. 7.25% 8/1/32	1,920,000	1,977,550
Dell International LLC/EMC Corp. 4.75% 7/15/31	755,000	750,451
Leidos, Inc. 5.40% 3/15/32	460,000	465,889
		3,193,890
Distribution/Wholesale–0.04%
Resideo Funding, Inc. 6.50% 7/15/32	306,000	307,529
		307,529
Diversified Financial Services–3.08%
Aercap Funding DAC 4.88% 7/7/31	1,525,000	1,517,118
Avolon Holdings Funding Ltd. 4.85% 4/1/33	910,000	880,867
LVIP Nomura Diversified Floating Rate Fund-2

LVIP Nomura Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Brookfield Asset Management Ltd. 4.65% 11/15/30	1,150,000	$1,134,968
•CPPIB Capital, Inc. 4.04% (1 day USD SOFR + 0.40%) 6/12/28	12,000,000	12,035,296
CrossCountry Intermediate HoldCo LLC 6.50% 10/1/30	2,000,000	1,971,264
Jefferies Financial Group, Inc.
5.13% 4/28/31	760,000	750,215
6.20% 4/14/34	660,000	675,515
OneMain Finance Corp. 7.13% 9/15/32	1,535,000	1,560,842
PennyMac Financial Services, Inc. 6.88% 5/15/32	1,545,000	1,511,994
Sumisho Air Lease Corp.
μ4.13% 12/15/26	400,000	391,638
4.85% 3/24/31	610,000	603,637
5.50% 3/24/36	295,000	293,862
TPG Operating Group II LP 4.88% 5/15/31	755,000	744,342
		24,071,558
Electric–0.74%
Chpe LLC
5.10% 6/30/33	720,000	718,105
5.35% 6/30/36	825,000	822,405
Duke Energy Carolinas LLC 5.15% 6/15/36	865,000	865,876
National Grid PLC 5.41% 6/9/36	1,370,000	1,364,121
San Diego Gas & Electric Co. 5.20% 3/15/36	390,000	388,151
Union Electric Co. 4.80% 3/15/36	425,000	413,451
Vistra Operations Co. LLC
4.70% 1/31/31	625,000	612,489
5.55% 4/30/36	595,000	591,959
		5,776,557
Electronics–0.47%
Hubbell, Inc. 4.65% 6/15/31	3,650,000	3,635,573
		3,635,573
Entertainment–0.19%
Caesars Entertainment, Inc.
6.50% 2/15/32	810,000	790,132
7.00% 2/15/30	687,000	690,954
		1,481,086
Food–0.15%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.63% 3/10/37	1,155,000	1,150,184
		1,150,184
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products–0.54%
Abbott Laboratories 4.65% 3/15/36	1,935,000	$1,878,745
Medline Borrower LP/Medline Co-Issuer, Inc.
5.00% 6/15/31	1,470,000	1,462,935
5.25% 6/15/33	865,000	859,873
		4,201,553
Health Care Services–0.06%
Global Medical Response, Inc. 7.38% 10/1/32	448,000	464,242
		464,242
Insurance–0.52%
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25% 2/15/31	2,045,000	1,980,846
New York Life Global Funding 5.45% 9/18/26	1,215,000	1,218,457
Teachers Insurance & Annuity Association of America
6.05% 6/15/56	199,000	200,795
6.85% 12/16/39	602,000	665,730
		4,065,828
Internet–1.29%
Amazon.com, Inc. 4.25% 3/13/31	2,355,000	2,318,862
Meta Platforms, Inc.
4.55% 5/15/31	7,790,000	7,748,086
5.63% 11/15/55	15,000	13,592
		10,080,540
Investment Companies–0.51%
Apollo Debt Solutions BDC 6.70% 7/29/31	375,000	382,259
Blackstone Private Credit Fund
5.05% 9/10/30	610,000	583,731
5.35% 3/12/31	565,000	543,244
Blue Owl Credit Income Corp. 6.60% 9/15/29	2,442,000	2,457,712
		3,966,946
Iron & Steel–0.46%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	810,000	803,597
Commercial Metals Co. 6.00% 12/15/35	1,955,000	1,949,939
Fortescue Treasury Pty. Ltd.
5.88% 4/15/30	415,000	420,207
LVIP Nomura Diversified Floating Rate Fund-3

LVIP Nomura Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Fortescue Treasury Pty. Ltd. (continued)
6.13% 4/15/32	415,000	$426,637
		3,600,380
Media–1.12%
CCO Holdings LLC/CCO Holdings Capital Corp. 6.38% 9/1/29	925,000	924,067
Midcontinent Communications 8.00% 8/15/32	830,000	727,635
Sirius XM Radio LLC
4.00% 7/15/28	1,615,000	1,572,660
4.13% 7/1/30	930,000	875,344
Space Exploration Technologies Corp. 5.35% 7/15/31	4,620,000	4,607,964
		8,707,670
Mining–0.44%
Anglo American Capital PLC 4.63% 3/19/31	3,465,000	3,414,076
		3,414,076
Oil & Gas–0.34%
Exxon Mobil Corp. 2.28% 8/16/26	310,000	309,303
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 2/1/31	425,000	411,673
6.25% 4/15/32	405,000	392,048
Valero Energy Corp. 5.15% 3/10/36	1,560,000	1,535,480
		2,648,504
Oil & Gas Services–0.24%
Schlumberger Investment SA
4.80% 5/7/33	270,000	268,520
5.15% 5/7/36	775,000	771,541
USA Compression Partners LP/USA Compression Finance Corp. 7.13% 3/15/29	810,000	829,714
		1,869,775
Packaging & Containers–0.11%
Mauser Packaging Solutions Holding Co. 7.88% 4/15/30	830,000	848,526
		848,526
Pharmaceuticals–1.12%
Eli Lilly & Co. 4.55% 10/15/32	725,000	720,727
Merck & Co., Inc.
3.85% 3/15/29	515,000	508,718
4.15% 3/15/31	1,370,000	1,344,022
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
5.20% 5/22/36	1,205,000	$1,219,945
Novartis Capital Corp.
4.10% 3/16/29	2,430,000	2,411,050
4.40% 3/18/31	765,000	759,377
4.90% 3/18/36	1,320,000	1,311,834
Pfizer, Inc. 4.20% 11/15/30	470,000	463,951
		8,739,624
Pipelines–0.55%
μEnergy Transfer LP 6.50% 2/15/56	1,370,000	1,381,456
Rio Grande LNG LLC 5.25% 6/30/31	640,000	639,892
Venture Global Calcasieu Pass LLC 3.88% 11/1/33	925,000	824,627
Western Midstream Operating LP
5.50% 12/15/35	620,000	613,461
5.70% 7/1/36	810,000	811,457
		4,270,893
Real Estate Investment Trusts–0.39%
Crown Castle, Inc. 1.05% 7/15/26	3,025,000	3,021,159
		3,021,159
Retail–0.30%
Bath & Body Works, Inc. 6.88% 11/1/35	1,916,000	1,961,434
QXO Building Products, Inc. 6.75% 4/30/32	379,000	391,347
		2,352,781
Semiconductors–0.32%
Foundry JV Holdco LLC 6.15% 1/25/32	620,000	650,318
NVIDIA Corp.
4.50% 6/15/31	785,000	782,221
4.95% 6/15/36	1,095,000	1,085,399
		2,517,938
Software–0.28%
Oracle Corp. 4.95% 2/4/31	2,230,000	2,183,241
		2,183,241
Telecommunications–0.65%
Iliad Holding SAS 8.50% 4/15/31	1,880,000	1,991,738
μRogers Communications, Inc. 7.13% 4/15/55	1,012,000	1,039,737
Softbank Corp. 4.70% 7/9/30	1,350,000	1,333,716
LVIP Nomura Diversified Floating Rate Fund-4

LVIP Nomura Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Vmed O2 U.K. Financing I PLC 4.25% 1/31/31	865,000	$711,335
		5,076,526
Transportation–0.11%
Fedex Freight Holding Co., Inc. 4.95% 3/15/33	855,000	837,752
		837,752
Total Corporate Bonds (Cost $174,083,780)		173,284,939
LOAN AGREEMENTS–2.90%
•Alliance Laundry Systems LLC 5.89 - 5.91% (3 mo. USD Term SOFR + 2.25%) 8/19/31	451,807	451,757
•AmWINS Group, Inc. 5.73% (3 mo. USD Term SOFR + 2.00%) 1/30/32	2,068,500	2,020,821
•Azorra Soar TLB Finance Ltd. 6.16% (3 mo. USD Term SOFR + 2.50%) 10/18/29	391,028	391,353
•Celsius Holdings, Inc. 5.98% (3 mo. USD Term SOFR + 2.25%) 4/1/32	1,157,917	1,163,706
•Charter Communications Operating LLC 5.94% (3 mo. USD Term SOFR + 2.25%) 12/15/31	1,669,070	1,642,365
•Clydesdale Acquisition Holdings, Inc. 6.89% (1 mo. USD Term SOFR + 3.25%) 4/1/32	1,085,920	1,042,255
•Colossus Acquireco LLC 5.37% (3 mo. USD Term SOFR + 1.75%) 1/31/33	746,250	740,967
•Cotiviti Corp. 6.37% (1 mo. USD Term SOFR + 2.75%) 5/1/31	1,477,444	1,349,098
•Flutter Financing BV 5.48% (3 mo. USD Term SOFR + 1.75%) 11/30/30	1,950,000	1,930,012
June Purchaser LLC
✠2.75% 11/28/31	214,286	214,286
•6.39% (1 mo. USD Term SOFR + 2.75%) 11/28/31	1,269,643	1,269,643
•Lightning Power LLC 5.89% (1 mo. USD Term SOFR + 2.25%) 8/18/31	1,477,444	1,477,636
•Opal Bidco SAS 6.23% (3 mo. USD Term SOFR + 2.50%) 4/28/32	1,488,769	1,486,774
•Quikrete Holdings, Inc. 5.89% (1 mo. USD Term SOFR + 2.25%) 4/14/31	985,000	983,769
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Roper Industrial Products Investment Co. LLC 6.14% (1 mo. USD Term SOFR + 2.50%) 11/22/29	1,481,287	$1,479,510
•Standard Industries, Inc. 5.39% (1 mo. USD Term SOFR + 1.75%) 9/22/28	556,462	556,401
•Stonepeak Nile Parent LLC 5.66% (3 mo. USD Term SOFR + 2.00%) 4/9/32	1,496,250	1,491,582
•Trans Union LLC 5.39% (1 mo. USD Term SOFR + 1.75%) 6/24/31	1,960,000	1,954,218
•Valvoline, Inc. 5.62% (1 mo. USD Term SOFR + 2.00%) 12/1/32	997,500	998,019
Total Loan Agreements (Cost $22,886,354)		22,644,172
MUNICIPAL BOND–0.19%
Public Finance Authority Series 2025 6.50% 12/31/65	1,330,000	1,487,529
Total Municipal Bond (Cost $1,363,542)		1,487,529
NON-AGENCY ASSET-BACKED SECURITIES–7.09%
•AGL CLO 17 Ltd. Series 2022-17A Class AR 4.62% (3 mo. USD Term SOFR + 0.95%) 1/21/35	1,550,000	1,549,637
•AIMCO CLO 15 Ltd. Series 2021-15A Class D1R 6.43% (3 mo. USD Term SOFR + 2.75%) 4/17/38	550,000	550,992
ARI Fleet Lease Trust Series 2024-B Class A2 5.54% 4/15/33	2,004,835	2,012,608
•Bain Capital Credit CLO Ltd. Series 2021-7A Class A1R 4.64% (3 mo. USD Term SOFR + 0.98%) 1/22/35	800,000	800,255
•Ballyrock CLO 18 Ltd. Series 2021-18A Class C1R 6.52% (3 mo. USD Term SOFR + 2.85%) 4/15/38	650,000	643,500
•Ballyrock CLO 27 Ltd. Series 2024-27A Class A1A 5.02% (3 mo. USD Term SOFR + 1.35%) 10/25/37	1,250,000	1,251,304
•Canyon Capital CLO Ltd. Series 2019-2A Class AR2 4.68% (3 mo. USD Term SOFR + 1.01%) 10/15/34	850,000	849,580
•Canyon CLO Ltd. Series 2020-2A Class AR2 4.70% (3 mo. USD Term SOFR + 1.03%) 10/15/34	1,150,000	1,149,761
LVIP Nomura Diversified Floating Rate Fund-5

LVIP Nomura Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•CIFC Funding Ltd. Series 2025-1A Class D1 6.17% (3 mo. USD Term SOFR + 2.50%) 4/23/38	550,000	$545,695
•Dryden 109 CLO Ltd. Series 2022-109A Class DR 6.37% (3 mo. USD Term SOFR + 2.70%) 4/15/38	550,000	547,826
•Elmwood CLO 22 Ltd. Series 2023-1A Class D1R 6.48% (3 mo. USD Term SOFR + 2.80%) 4/17/38	550,000	550,354
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1 5.29% 4/15/29	5,500,000	5,543,995
Huntington Auto Trust Series 2024-1A Class A3 5.23% 1/16/29	5,645,717	5,670,571
Hyundai Auto Receivables Trust Series 2025-D Class A2A 4.03% 11/15/28	4,337,611	4,332,643
•Kennedy Lewis CLO 10 Ltd. Series 2022-10A Class D1R 6.51% (3 mo. USD Term SOFR + 2.85%) 1/22/38	1,200,000	1,170,989
•Madison Park Funding XXVII Ltd. Series 2018-27A Class D1R 6.53% (3 mo. USD Term SOFR + 2.85%) 4/20/38	550,000	534,473
•Magnetite XL Ltd. Series 2024-40A Class A1 5.12% (3 mo. USD Term SOFR + 1.45%) 7/15/37	2,000,000	2,003,484
•Magnetite XLV Ltd. Series 2025-45A Class D1 6.17% (3 mo. USD Term SOFR + 2.50%) 4/15/38	550,000	550,261
•Marathon CLO Ltd. Series 2021-16A Class A1AR 4.78% (3 mo. USD Term SOFR + 1.11%) 4/15/34	2,000,000	1,997,602
•Neuberger Berman CLO XX Ltd. Series 2015-20A Class D1R3 6.32% (3 mo. USD Term SOFR + 2.65%) 4/15/39	250,000	249,337
•Oaktree CLO Ltd. Series 2020-1A Class D1RR 6.27% (3 mo. USD Term SOFR + 2.60%) 1/15/38	500,000	486,007
•Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR 4.67% (3 mo. USD Term SOFR + 0.99%) 7/20/34	1,700,000	1,700,954
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•OHA Credit Partners VII Ltd. Series 2012-7A Class D1R4 6.14% (3 mo. USD Term SOFR + 2.50%) 2/20/38	550,000	$544,640
PFS Financing Corp. Series 2024-B Class A 4.95% 2/15/29	5,000,000	5,017,737
Santander Drive Auto Receivables Trust
Series 2025-1 Class D 5.43% 3/17/31	2,350,000	2,371,096
Series 2025-4 Class D 4.95% 1/15/32	875,000	870,607
•TCW CLO Ltd. Series 2019-2A Class D1R2 6.68% (3 mo. USD Term SOFR + 3.00%) 1/20/38	500,000	491,140
Toyota Auto Receivables Owner Trust
Series 2024-A Class A3 4.83% 10/16/28	529,450	531,035
Series 2024-B Class A3 5.33% 1/16/29	1,745,248	1,756,463
•Venture 42 CLO Ltd. Series 2021-42A Class A1A 5.06% (3 mo. USD Term SOFR + 1.39%) 4/15/34	1,500,000	1,500,570
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1 4.80% 9/19/39	2,792,574	2,804,701
Yamaha Motor Master Trust II Series 2026-A Class A1 4.43% 4/15/31	2,500,000	2,483,807
•Zais CLO 16 Ltd. Series 2020-16A Class A1R2 4.81% (3 mo. USD Term SOFR + 1.13%) 10/20/34	2,300,000	2,294,163
Total Non-Agency Asset-Backed Securities (Cost $55,348,614)		55,357,787
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.27%
•Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R03 Class 2M2 5.18% (30 day USD SOFR Average + 1.55%) 4/25/46	1,030,000	1,029,997
•Radnor Re Ltd. Series 2024-1 Class M1B 6.53% (30 day USD SOFR Average + 2.90%) 9/25/34	38,572	38,675
LVIP Nomura Diversified Floating Rate Fund-6

LVIP Nomura Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Structured Agency Credit Risk Series 2026-DNA1 Class M2 4.93% (30 day USD SOFR Average + 1.30%) 2/25/46	1,020,000	$1,019,022
Total Non-Agency Collateralized Mortgage Obligations (Cost $2,088,572)		2,087,694
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.08%
•1301 Trust Series 2025-1301 Class A 5.23% 8/11/42	6,800,000	6,793,538
Bank Series 2020-BN25 Class A5 2.65% 1/15/63	4,000,000	3,696,748
BBCMS Mortgage Trust Series 2020-C7 Class A5 2.04% 4/15/53	2,000,000	1,800,185
Benchmark Mortgage Trust
Series 2019-B15 Class A5 2.93% 12/15/72	5,185,000	4,833,513
Series 2020-B17 Class A5 2.29% 3/15/53	8,000,000	7,191,557
Series 2020-B18 Class A5 1.93% 7/15/53	2,250,000	1,990,159
Series 2021-B24 Class A5 2.58% 3/15/54	2,500,000	2,243,578
•Series 2022-B32 Class A5 3.00% 1/15/55	5,000,000	4,435,846
•BFLD Commercial Mortgage Trust Series 2025-660F Class A 5.13% (1 mo. USD Term SOFR + 1.50%) 11/15/42	2,510,000	2,515,485
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4 3.10% 12/15/72	8,000,000	7,558,636
Grace Trust Series 2020-GRCE Class A 2.35% 12/10/40	3,000,000	2,674,081
•LBTY Commercial Mortgage Trust Series 2026-225L Class A 4.75% 2/10/43	7,100,000	6,975,039
•LEX Trust Series 2026-450 Class A 4.98% (1 mo. USD Term SOFR + 1.35%) 3/15/43	875,000	876,366
•MAD Commercial Mortgage Trust Series 2025-11MD Class A 4.91% 10/15/42	7,075,000	7,011,832
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4 2.66% 11/15/54	2,780,000	$2,475,784
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $68,935,381)		63,072,347
ΔREGIONAL BONDS–2.72%
Canada—2.72%
Province of British Columbia Canada 4.20% 7/6/33	8,500,000	8,339,261
Province of Manitoba Canada 4.30% 7/27/33	8,000,000	7,868,890
Province of Quebec Canada 4.50% 4/3/29	5,000,000	5,030,755
		21,238,906
Total Regional Bonds (Cost $21,473,514)		21,238,906
ΔSOVEREIGN BONDS–1.77%
Australia—0.50%
Export Finance & Insurance Corp. 4.63% 10/26/27	3,900,000	3,920,465
		3,920,465
Canada—1.27%
Ontario Teachers' Finance Trust 3.00% 4/13/27	10,000,000	9,911,743
		9,911,743
Total Sovereign Bonds (Cost $13,892,692)		13,832,208
SUPRANATIONAL BANKS–13.32%
•Asian Development Bank
3.91% (1 day USD SOFR Index + 0.28%) 1/29/31	20,000,000	20,017,256
3.94% (1 day USD SOFR Index + 0.30%) 6/20/28	10,000,000	10,008,740
•Inter-American Development Bank
3.93% (1 day USD SOFR Index + 0.30%) 2/15/29	10,000,000	10,010,200
3.99% (1 day USD SOFR Index + 0.35%) 10/5/28	15,775,000	15,820,994
4.00% (1 day USD SOFR Index + 0.36%) 6/10/31	7,000,000	7,014,210
•International Bank for Reconstruction & Development
3.92% (1 day USD SOFR Index + 0.29%) 11/22/28	7,000,000	7,009,590
3.93% (1 day USD SOFR Index + 0.30%) 5/15/28	8,000,000	8,015,065
4.00% (1 day USD SOFR Index + 0.37%) 2/11/31	10,000,000	10,029,900
LVIP Nomura Diversified Floating Rate Fund-7

LVIP Nomura Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
•International Finance Corp. 3.99% (1 day USD SOFR Index + 0.36%) 8/28/29	16,000,000	$16,041,036
Total Supranational Banks (Cost $103,893,185)		103,966,991
U.S. TREASURY OBLIGATIONS–24.56%
•U.S. Treasury Floating Rate Notes
3.87% 1/31/28 (3 mo. Treasury money market yield + 0.10%)	181,735,000	181,769,666
3.88% 4/30/28 (3 mo. Treasury money market yield + 0.10%)	9,885,000	9,884,438
Total U.S. Treasury Obligations (Cost $191,673,449)		191,654,104

	Number of Shares
COMMON STOCK–0.01%
†MNSN Holdings, Inc.	852	71,568
Total Common Stock (Cost $0)		71,568
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.06%
†SVB Financial Trust 11.00% 11/7/32	971	$446,660
Total Preferred Stock (Cost $532,165)		446,660
MONEY MARKET FUND–4.45%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	34,702,729	34,702,729
Total Money Market Fund (Cost $34,702,729)		34,702,729

TOTAL INVESTMENTS–98.43% (Cost $775,632,444)	768,062,658

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.57%	12,277,897
NET ASSETS APPLICABLE TO 77,877,401 SHARES OUTSTANDING–100.00%	$780,340,555
NET ASSET VALUE PER SHARE–LVIP NOMURA DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($85,346,219 / 8,505,121 Shares)	$10.035
NET ASSET VALUE PER SHARE–LVIP NOMURA DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($694,994,336 / 69,372,280 Shares)	$10.018
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$787,259,289
Distributable earnings/(accumulated loss)	(6,918,734)
TOTAL NET ASSETS	$780,340,555

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
LVIP Nomura Diversified Floating Rate Fund-8

LVIP Nomura Diversified Floating Rate Fund
Statement of Net Assets (continued)
ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $1,510,000 cash collateral held at broker for futures contracts, $4,952,528 cash collateral held at brokers for centrally cleared swap contracts, $237,249 variation margin due from broker on futures contracts, $357,766 variation margin due from brokers on centrally cleared swap contracts, $3,057,191 payable for securities purchased, $459,343 payable for fund shares redeemed, $28,993 other accrued expenses payable, $214,286 payable for unfunded loan commitments, $511,124 due to manager and affiliates, $26,296 payable for audit fee and
$17,551 payable for fund accounting fee as of June 30, 2026.

The following futures contracts and swap contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(130)	CBOT 10 Year U.S. Treasury Notes Futures	$(14,285,781)	$(14,169,703)	9/21/26	$—	$(116,078)
(86)	CBOT U.S. Long Bond Futures	(9,761,000)	(9,612,926)	9/21/26	—	(148,074)
(270)	Ultra 10 Year U.S. Treasury Notes Futures	(30,366,563)	(29,975,713)	9/21/26	—	(390,850)
(49)	Ultra U.S. Treasury Bond Futures	(5,691,656)	(5,578,195)	9/21/26	—	(113,461)
Total Futures Contracts					$—	$(768,463)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
8,190,000	3.75	SOFR12M	Receive	Annual	5/9/35	$140,129	$—	$140,129	$—
6,795,000	4.56	SOFR12M	Receive	Annual	10/24/30	(210,641)	—	—	(210,641)
19,415,000	3.52	SOFR12M	Receive	Annual	12/28/30	326,635	—	326,635	—
37,820,000	4.13	SOFR12M	Receive	Annual	6/12/31	(378,062)	—	—	(378,062)
13,075,000	3.27	SOFR12M	Receive	Annual	9/30/31	450,871	—	450,871	—
12,065,000	3.51	SOFR12M	Receive	Annual	10/18/31	253,068	—	253,068	—
3,485,000	4.10	SOFR12M	Receive	Annual	7/29/40	8,957	—	8,957	—
23,490,000	3.74	SOFR12M	Receive	Annual	8/15/35	483,929	—	483,929	—
65,875,000	3.98	SOFR12M	Receive	Annual	6/12/29	(61,538)	—	—	(61,538)
Total IRS Contracts							$—	$1,663,589	$(650,241)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2026.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
LNG–Liquefied Natural Gas
REMIC–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
STACR–Structured Agency Credit Risk
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Diversified Floating Rate Fund-9

LVIP Nomura Diversified Floating Rate Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Interest	$16,403,568
Dividends	300,714
16,704,282
EXPENSES:
Management fees	2,249,898
Distribution fees-Service Class	863,354
Shareholder servicing fees	112,094
Accounting and administration expenses	72,656
Reports and statements to shareholders	52,876
Professional fees	38,691
Custodian fees	18,944
Pricing fees	12,666
Trustees’ fees and expenses	11,210
Consulting fees	4,158
Other	9,766
3,446,313
Less:
Management fees waived	(115,959)
Total operating expenses	3,330,354
NET INVESTMENT INCOME	13,373,928
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(236,862)
Futures contracts	1,938,784
Swap contracts	1,400,192
Net realized gain	3,102,114
Net change in unrealized appreciation (depreciation) of:
Investments	(3,864,740)
Futures contracts	(1,000,821)
Swap contracts	2,102,842
Net change in unrealized appreciation (depreciation)	(2,762,719)
NET REALIZED AND UNREALIZED GAIN	339,395
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,713,323
See accompanying notes, which are an integral part of the financial statements.

LVIP Nomura Diversified Floating Rate Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$13,373,928	$29,769,568
Net realized gain	3,102,114	4,202,857
Net change in unrealized appreciation (depreciation)	(2,762,719)	1,418,897
Net increase in net assets resulting from operations	13,713,323	35,391,322
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,238,400)
Service Class	—	(26,379,769)
	—	(29,618,169)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,072,967	17,266,789
Service Class	40,221,939	70,292,707
Reinvestment of dividends and distributions:
Standard Class	—	3,238,400
Service Class	—	26,379,769
	48,294,906	117,177,665
Cost of shares redeemed:
Standard Class	(6,278,273)	(15,491,297)
Service Class	(66,277,015)	(139,359,986)
	(72,555,288)	(154,851,283)
Decrease in net assets derived from capital share transactions	(24,260,382)	(37,673,618)
NET DECREASE IN NET ASSETS	(10,547,059)	(31,900,465)
NET ASSETS:
Beginning of period	790,887,614	822,788,079
End of period	$780,340,555	$790,887,614
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Diversified Floating Rate Fund-10

LVIP Nomura Diversified Floating Rate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura Diversified Floating Rate Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.848	$9.780	$9.694	$9.682	$9.908	$9.988
Income (loss) from investment operations:
Net investment income[3]	0.181	0.399	0.419	0.373	0.186	0.110
Net realized and unrealized gain (loss)	0.006	0.075	0.169	0.165	(0.176)	(0.070)
Total from investment operations	0.187	0.474	0.588	0.538	0.010	0.040
Less dividends and distributions from:
Net investment income	—	(0.406)	(0.502)	(0.519)	(0.236)	(0.112)
Return of capital	—	—	—	(0.007)	—	(0.008)
Total dividends and distributions	—	(0.406)	(0.502)	(0.526)	(0.236)	(0.120)
Net asset value, end of period	$10.035	$9.848	$9.780	$9.694	$9.682	$9.908
Total return[4]	1.98%	4.76%	6.07%	5.57%	0.10%	0.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$85,346	$81,996	$76,568	$67,981	$67,448	$64,208
Ratio of expenses to average net assets	0.64%	0.63%	0.63%	0.63%	0.63%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.67%	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	3.68%	3.99%	4.19%	3.76%	1.90%	1.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.65%	3.96%	4.16%	3.73%	1.87%	1.07%
Portfolio turnover	67%	122%	86%	75%	64%	70%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Diversified Floating Rate Fund-11

LVIP Nomura Diversified Floating Rate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura Diversified Floating Rate Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.844	$9.776	$9.691	$9.679	$9.904	$9.985
Income (loss) from investment operations:
Net investment income[3]	0.169	0.373	0.393	0.347	0.162	0.085
Net realized and unrealized gain (loss)	0.005	0.075	0.168	0.165	(0.176)	(0.071)
Total from investment operations	0.174	0.448	0.561	0.512	(0.014)	0.014
Less dividends and distributions from:
Net investment income	—	(0.380)	(0.476)	(0.493)	(0.211)	(0.089)
Return of capital	—	—	—	(0.007)	—	(0.006)
Total dividends and distributions	—	(0.380)	(0.476)	(0.500)	(0.211)	(0.095)
Net asset value, end of period	$10.018	$9.844	$9.776	$9.691	$9.679	$9.904
Total return[4]	1.84%	4.51%	5.80%	5.31%	(0.16% )	0.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$694,995	$708,892	$746,220	$708,201	$732,859	$803,024
Ratio of expenses to average net assets	0.89%	0.88%	0.88%	0.88%	0.88%	0.87%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.92%	0.91%	0.91%	0.91%	0.91%	0.90%
Ratio of net investment income to average net assets	3.43%	3.74%	3.94%	3.51%	1.65%	0.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.40%	3.71%	3.91%	3.48%	1.62%	0.82%
Portfolio turnover	67%	122%	86%	75%	64%	70%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Diversified Floating Rate Fund-12

LVIP Nomura Diversified Floating Rate Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Nomura Diversified Floating Rate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund
LVIP Nomura Diversified Floating Rate Fund-13

LVIP Nomura Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Interest income is recorded on an accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.60% of the first $500 million of the Fund’s average daily net assets; and 0.55% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.03% on the first $2 billion of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $2 billion.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Nomura Investments Fund Advisers (“NIFA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays NIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$30,798
Legal	5,124
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $47,370 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP Nomura Diversified Floating Rate Fund-14

LVIP Nomura Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$351,058
Distribution fees payable to LFD	141,634
Shareholder servicing fees payable to Lincoln Life	18,432
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$283,404,910
Purchases of U.S. government securities	250,683,920
Sales other than U.S. government securities	186,077,706
Sales of U.S. government securities	314,287,634
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$775,632,444
Aggregate unrealized appreciation of investments and derivatives	$2,918,300
Aggregate unrealized depreciation of investments and derivatives	(10,243,201)
Net unrealized depreciation of investments and derivatives	$(7,324,901)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Nomura Diversified Floating Rate Fund-15

LVIP Nomura Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$20,841,523	$—	$20,841,523
Agency Commercial Mortgage-Backed Securities	—	6,052,611	—	6,052,611
Agency Mortgage-Backed Securities	—	57,320,890	—	57,320,890
Corporate Bonds	—	173,284,939	—	173,284,939
Loan Agreements	—	22,644,172	—	22,644,172
Municipal Bond	—	1,487,529	—	1,487,529
Non-Agency Asset-Backed Securities	—	55,357,787	—	55,357,787
Non-Agency Collateralized Mortgage Obligations	—	2,087,694	—	2,087,694
Non-Agency Commercial Mortgage-Backed Securities	—	63,072,347	—	63,072,347
Regional Bonds	—	21,238,906	—	21,238,906
Sovereign Bonds	—	13,832,208	—	13,832,208
Supranational Banks	—	103,966,991	—	103,966,991
U.S. Treasury Obligations	—	191,654,104	—	191,654,104
Common Stock	71,568	—	—	71,568
Preferred Stock	—	446,660	—	446,660
Money Market Fund	34,702,729	—	—	34,702,729
Total Investments	$34,774,297	$733,288,361	$—	$768,062,658
Derivatives:

Assets:
Swap Contracts	$—	$1,663,589	$—	$1,663,589
Liabilities:
Futures Contracts	$(768,463)	$—	$—	$(768,463)
Swap Contracts	$—	$(650,241)	$—	$(650,241)
There were no Level 3 investments at the end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	810,408	1,727,468
Service Class	4,040,274	7,040,177
Shares reinvested:
Standard Class	—	329,210
Service Class	—	2,682,771
	4,850,682	11,779,626
Shares redeemed:
Standard Class	(631,269)	(1,560,112)
Service Class	(6,678,107)	(14,046,210)
	(7,309,376)	(15,606,322)
Net decrease	(2,458,694)	(3,826,696)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the
LVIP Nomura Diversified Floating Rate Fund-16

LVIP Nomura Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.
During the six months ended June 30, 2026, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP Nomura Diversified Floating Rate Fund-17

LVIP Nomura Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(768,463)
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	1,663,589	Receivables and other assets net of liabilities	(650,241)
Total		$1,663,589		$(1,418,704)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,938,784	$(1,000,821)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	1,400,192	2,102,842
Total		$3,338,976	$1,102,021
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$3,974,561	$50,724,400
Interest rate swap contracts (average notional value)*	115,242,857	105,578,571

*Long represents paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
7. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
LVIP Nomura Diversified Floating Rate Fund-18

LVIP Nomura Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Nomura Diversified Floating Rate Fund-19

LVIP Nomura High Yield Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Nomura High Yield Fund

LVIP Nomura High Yield Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–94.59%
Advertising–0.75%
Clear Channel Outdoor Holdings, Inc.
7.13% 2/15/31	50,000	$51,775
7.88% 4/1/30	175,000	182,293
Lamar Media Corp. 5.38% 11/1/33	125,000	122,510
Neptune Bidco U.S., Inc.
9.29% 4/15/29	350,000	356,938
9.50% 2/15/33	125,000	126,382
10.38% 5/15/31	50,000	51,821
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25% 1/15/29	150,000	146,057
4.63% 3/15/30	150,000	145,483
		1,183,259
Aerospace & Defense–2.66%
ATI, Inc.
4.88% 10/1/29	50,000	49,452
5.13% 10/1/31	150,000	148,470
5.88% 6/15/33	25,000	25,347
7.25% 8/15/30	50,000	51,914
Bombardier, Inc.
5.88% 1/15/35	100,000	100,370
6.75% 6/15/33	50,000	51,756
7.25% 7/1/31	395,000	413,298
8.75% 11/15/30	195,000	206,125
Efesto Bidco SpA Efesto U.S. LLC 7.50% 2/15/32	200,000	200,134
Goat Holdco LLC 6.75% 2/1/32	385,000	394,576
TransDigm, Inc.
6.13% 7/31/34	470,000	469,395
6.38% 5/31/33	750,000	757,131
6.63% 3/1/32	180,000	184,612
6.75% 1/31/34	175,000	179,499
6.88% 12/15/30	940,000	966,038
		4,198,117
Airlines–0.83%
Alaska Airlines, Inc. 6.50% 6/1/31	75,000	75,394
American Airlines, Inc. 7.25% 2/15/28	125,000	126,520
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 4/20/29	525,000	526,020
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31	100,000	90,571
United Airlines Holdings, Inc. 5.38% 3/1/31	248,000	246,219
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38% 2/1/30	175,000	$166,518
8.75% 1/15/32	25,000	24,723
9.50% 6/1/28	50,000	50,617
		1,306,582
Apparel–0.25%
@Beach Acquisition Bidco LLC 10.00% 7/15/33	350,000	397,441
		397,441
Auto Manufacturers–0.52%
JB Poindexter & Co., Inc. 8.75% 12/15/31	150,000	154,219
Nissan Motor Acceptance Co. LLC
5.63% 9/29/28	100,000	99,771
6.13% 9/30/30	175,000	172,029
Nissan Motor Co. Ltd.
4.81% 9/17/30	200,000	186,267
8.13% 7/17/35	200,000	211,794
		824,080
Auto Parts & Equipment–2.40%
American Axle & Manufacturing, Inc. 6.38% 10/15/32	560,000	558,031
Clarios Global LP/Clarios U.S. Finance Co. 6.75% 9/15/32	555,000	566,813
Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.13% 4/15/31	50,000	49,998
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75% 5/31/32	265,000	278,247
Goodyear Tire & Rubber Co.
5.25% 7/15/31	830,000	738,760
8.88% 7/15/32	75,000	75,651
Phinia, Inc. 6.63% 10/15/32	410,000	418,802
Qnity Electronics, Inc.
5.75% 8/15/32	100,000	100,533
6.25% 8/15/33	100,000	101,744
Tenneco, Inc. 8.00% 11/17/28	300,000	301,876
ZF North America Capital, Inc. 6.75% 4/23/30	600,000	594,975
		3,785,430
Banks–0.16%
Freedom Mortgage Corp.
6.63% 1/15/27	175,000	175,000
12.25% 10/1/30	75,000	80,934
		255,934
LVIP Nomura High Yield Fund-1

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.19%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38% 4/30/29	200,000	$195,225
6.25% 4/1/29	100,000	100,373
		295,598
Biotechnology–0.26%
Genmab AS/Genmab Finance LLC 6.25% 12/15/32	400,000	407,629
		407,629
Building Materials–2.67%
Builders FirstSource, Inc.
4.25% 2/1/32	400,000	372,572
5.00% 3/1/30	175,000	171,553
6.38% 6/15/32	275,000	279,079
6.38% 3/1/34	475,000	480,180
6.75% 5/15/35	175,000	178,425
Griffon Corp. 5.75% 3/1/28	225,000	225,024
JH North America Holdings, Inc. 5.88% 1/31/31	100,000	100,470
MIWD Holdco II LLC/MIWD Finance Corp. 5.50% 2/1/30	50,000	47,073
New Enterprise Stone & Lime Co., Inc. 5.25% 7/15/28	75,000	74,701
Quikrete Holdings, Inc. 6.75% 3/1/33	835,000	851,181
Smyrna Ready Mix Concrete LLC
6.00% 11/1/28	250,000	250,514
8.88% 11/15/31	50,000	52,723
Standard Building Solutions, Inc. 6.50% 8/15/32	700,000	704,231
Standard Industries, Inc. 3.38% 1/15/31	475,000	427,519
		4,215,245
Chemicals–2.36%
Ashland, Inc. 3.38% 9/1/31	50,000	46,532
Celanese U.S. Holdings LLC
6.50% 4/15/30	63,000	64,205
7.00% 2/15/31	515,000	530,066
7.38% 7/15/32	200,000	210,353
7.70% 11/15/33	300,000	320,530
Chemours Co.
5.75% 11/15/28	150,000	149,879
7.88% 3/15/34	406,000	407,979
8.00% 1/15/33	150,000	151,916
FMC Corp.
3.45% 10/1/29	75,000	69,447
5.65% 5/18/33	100,000	89,695
6.38% 5/18/53	50,000	39,307
8.00% 6/1/31	100,000	104,079
μ8.45% 11/1/55	50,000	36,416
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Olin Corp. 6.63% 4/1/33	620,000	$612,199
Olympus Water U.S. Holding Corp. 7.25% 6/15/31	200,000	202,515
SCIH Salt Holdings, Inc.
4.88% 5/1/28	50,000	49,324
6.63% 5/1/29	150,000	148,697
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC 6.13% 7/15/33	200,000	200,250
WR Grace Holdings LLC
5.63% 8/15/29	175,000	164,481
6.63% 8/15/32	75,000	72,741
7.00% 8/1/33	50,000	48,688
		3,719,299
Commercial Services–5.15%
ADT Security Corp. 4.13% 8/1/29	570,000	546,510
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00% 5/21/30	385,000	398,638
Allied Universal Holdco LLC 7.88% 2/15/31	425,000	444,288
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00% 6/1/29	600,000	597,358
6.88% 6/15/30	50,000	51,380
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63% 6/1/28	200,000	197,098
AMN Healthcare, Inc. 6.50% 1/15/31	564,000	567,430
APi Group DE, Inc. 5.75% 6/1/34	50,000	49,432
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75% 4/1/28	225,000	221,294
5.38% 3/1/29	100,000	97,796
8.00% 2/15/31	75,000	75,738
8.38% 6/15/32	200,000	201,323
Block, Inc.
5.63% 8/15/30	100,000	100,250
6.00% 8/15/33	175,000	176,208
Carriage Services, Inc. 4.25% 5/15/29	100,000	95,700
Champions Financing, Inc. 8.75% 2/15/29	50,000	48,628
Cimpress PLC 7.38% 9/15/32	150,000	151,875
EquipmentShare.com, Inc.
8.00% 3/15/33	125,000	127,967
8.63% 5/15/32	175,000	182,041
9.00% 5/15/28	75,000	76,508
LVIP Nomura High Yield Fund-2

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Garda World Security Corp.
6.00% 6/1/29	250,000	$246,284
7.75% 2/15/28	75,000	76,323
8.25% 8/1/32	75,000	76,749
GEO Group, Inc.
8.63% 4/15/29	50,000	52,089
10.25% 4/15/31	100,000	108,045
Herc Holdings, Inc. 6.00% 3/15/34	401,000	398,336
Hertz Corp. 12.63% 7/15/29	200,000	162,778
Raven Acquisition Holdings LLC 6.88% 11/15/31	555,000	542,468
RR Donnelley & Sons Co.
9.50% 8/1/29	200,000	207,364
10.88% 8/1/29	125,000	128,445
11.00% 6/1/31	150,000	145,083
RRD Parent, Inc. 13.00% 2/4/30	50,000	53,376
Service Corp. International
4.00% 5/15/31	250,000	235,986
5.75% 10/15/32	125,000	125,503
Synergy Infrastructure Holdings LLC
7.00% 7/15/34	25,000	25,358
7.88% 12/1/30	319,000	333,397
United Rentals North America, Inc.
3.75% 1/15/32	75,000	69,505
4.00% 7/15/30	225,000	215,085
4.88% 1/15/28	25,000	24,918
5.38% 11/15/33	50,000	49,246
6.00% 12/15/29	25,000	25,408
6.13% 3/15/34	100,000	102,518
WEX, Inc. 6.50% 3/15/33	125,000	124,461
Williams Scotsman, Inc. 6.63% 4/15/30	195,000	200,888
		8,137,075
Computers–1.15%
Amentum Holdings, Inc. 7.25% 8/1/32	400,000	411,990
CACI International, Inc. 6.38% 6/15/33	534,000	541,593
McAfee Corp. 7.38% 2/15/30	150,000	127,461
NCR Atleos Corp. 9.50% 4/1/29	225,000	239,915
NCR Voyix Corp.
5.00% 10/1/28	50,000	48,766
5.13% 4/15/29	75,000	73,165
Seagate Data Storage Technology Pte. Ltd.
5.88% 7/15/30	175,000	178,108
9.63% 12/1/32	175,000	192,961
		1,813,959
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care–0.26%
Opal Bidco SAS 6.50% 3/31/32	325,000	$331,565
Prestige Brands, Inc. 6.25% 7/15/34	75,000	75,000
		406,565
Distribution/Wholesale–0.05%
Core & Main LP 6.00% 7/1/34	75,000	75,353
		75,353
Diversified Financial Services–5.61%
Ally Financial, Inc.
6.70% 2/14/33	100,000	102,933
μ7.10% 8/15/31	75,000	76,012
Azorra Finance Ltd. 7.75% 4/15/30	260,000	269,678
Coinbase Global, Inc.
3.38% 10/1/28	500,000	474,681
3.63% 10/1/31	450,000	391,944
CrossCountry Intermediate HoldCo LLC
6.50% 10/1/30	180,000	177,414
6.75% 12/1/32	100,000	96,547
Freedom Mortgage Holdings LLC
6.88% 5/1/31	50,000	48,523
7.88% 4/1/33	75,000	73,142
9.13% 5/15/31	50,000	51,695
9.25% 2/1/29	150,000	155,007
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29	100,000	97,469
6.13% 11/1/32	75,000	75,016
6.75% 5/1/33	125,000	128,546
7.13% 4/30/31	25,000	25,849
Jefferson Capital Holdings LLC
6.00% 8/15/26	100,000	99,750
8.25% 5/15/30	200,000	210,286
LD Holdings Group LLC 8.75% 11/1/27	100,000	92,071
LFS Topco LLC 8.75% 7/15/30	200,000	200,891
Navient Corp.
5.50% 3/15/29	175,000	167,960
9.38% 7/25/30	100,000	101,612
9.38% 10/15/31	25,000	24,905
11.50% 3/15/31	100,000	105,559
OneMain Finance Corp.
6.13% 5/15/30	150,000	149,992
6.50% 3/15/33	100,000	98,403
6.75% 3/15/32	325,000	325,781
6.75% 9/15/33	382,000	378,156
7.13% 11/15/31	200,000	203,458
7.13% 9/15/32	192,000	195,232
7.50% 5/15/31	150,000	154,966
LVIP Nomura High Yield Fund-3

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
OneMain Finance Corp. (continued)
7.88% 3/15/30	250,000	$260,256
Osaic Holdings, Inc.
6.75% 8/1/32	100,000	100,171
8.00% 8/1/33	100,000	100,369
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 7.75% 5/15/31	50,000	49,560
PennyMac Financial Services, Inc.
6.88% 5/15/32	395,000	386,561
6.88% 2/15/33	590,000	575,240
PHH Escrow Issuer LLC/PHH Corp. 9.88% 11/1/29	200,000	195,756
PRA Group, Inc.
8.38% 2/1/28	100,000	101,409
8.88% 1/31/30	100,000	103,196
Rfna LP 7.88% 2/15/30	200,000	201,498
Rocket Cos., Inc.
6.13% 8/1/30	75,000	76,288
6.38% 8/1/33	325,000	330,513
6.50% 8/1/29	125,000	127,587
6.50% 6/15/34	75,000	76,926
7.13% 2/1/32	100,000	103,793
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63% 3/1/29	25,000	24,048
3.88% 3/1/31	100,000	93,576
4.00% 10/15/33	325,000	292,517
μSLM Corp. 6.50% 5/15/32	75,000	74,913
Synchrony Financial 7.25% 2/2/33	100,000	104,241
TrueNoord Capital DAC 8.75% 3/1/30	100,000	103,670
United Wholesale Mortgage LLC 5.50% 4/15/29	150,000	139,343
UWM Holdings LLC 6.25% 3/15/31	346,000	308,363
WS Escrow LLC 7.75% 6/1/33	175,000	179,693
		8,862,965
Electric–4.44%
Alpha Generation LLC
6.25% 1/15/34	50,000	49,199
6.75% 10/15/32	150,000	152,761
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38% 2/15/32	368,000	368,909
Constellation Energy Generation LLC 5.00% 2/1/31	250,000	249,931
μEdison International
7.88% 6/15/54	100,000	102,862
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
μEdison International (continued)
8.13% 6/15/53	50,000	$51,379
Hawaiian Electric Co., Inc. 6.00% 10/1/33	279,000	276,411
NRG Energy, Inc.
5.25% 6/15/29	150,000	149,612
5.75% 7/15/29	275,000	275,063
5.75% 1/15/34	300,000	297,657
5.88% 5/15/34	125,000	124,342
6.00% 2/1/33	275,000	276,468
6.00% 1/15/36	850,000	847,343
6.13% 5/15/36	75,000	75,035
6.25% 11/1/34	200,000	202,505
μ10.25% 3/15/28	125,000	134,879
PG&E Corp.
5.00% 7/1/28	175,000	174,036
μ6.85% 9/15/56	25,000	24,911
μ7.38% 3/15/55	250,000	254,746
Talen Energy Supply LLC
6.13% 5/1/31	250,000	250,005
6.25% 2/1/34	375,000	372,721
6.38% 5/1/33	75,000	74,905
6.50% 2/1/36	200,000	201,631
μVistra Corp.
7.00% 12/15/26	795,000	801,299
8.00% 10/15/26	760,000	765,848
Vistra Operations Co. LLC
5.25% 4/30/33	75,000	74,445
5.55% 4/30/36	125,000	124,361
6.88% 4/15/32	250,000	258,923
		7,012,187
Electrical Components & Equipment–0.31%
WESCO Distribution, Inc. 5.25% 4/15/31	493,000	487,941
		487,941
Electronics–0.57%
Coherent Corp. 5.00% 12/15/29	300,000	295,379
Ingram Micro, Inc. 4.75% 5/15/29	575,000	564,712
Sensata Technologies, Inc. 3.75% 2/15/31	50,000	46,752
		906,843
Engineering & Construction–0.16%
Brand Industrial Services, Inc. 10.38% 8/1/30	125,000	101,863
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50% 2/1/32	125,000	129,684
LVIP Nomura High Yield Fund-4

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction (continued)
Granite Construction, Inc. 6.38% 6/15/34	25,000	$25,421
		256,968
Entertainment–1.91%
AMC Entertainment Holdings, Inc. 7.50% 2/15/29	325,000	301,878
Caesars Entertainment, Inc. 4.63% 10/15/29	150,000	144,184
Churchill Downs, Inc.
5.50% 4/1/27	100,000	99,968
5.75% 4/1/30	100,000	99,905
Cinemark USA, Inc. 5.25% 7/15/28	225,000	224,612
Jacobs Entertainment, Inc. 6.75% 2/15/29	150,000	147,000
Muvico LLC 15.00% 2/19/29	513,500	561,127
Penn Entertainment, Inc.
4.13% 7/1/29	275,000	263,668
6.75% 4/1/31	75,000	75,390
Pioneer Opco LLC 7.00% 5/15/33	25,000	25,440
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29	150,000	146,792
Six Flags Entertainment Corp. 7.25% 5/15/31	50,000	49,708
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25% 7/15/29	75,000	73,060
6.50% 10/1/28	250,000	250,413
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63% 1/15/32	216,000	222,410
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13% 10/1/29	200,000	198,658
6.25% 3/15/33	100,000	100,375
7.13% 2/15/31	25,000	26,420
		3,011,008
Environmental Control–0.19%
GFL Environmental Holdings U.S., Inc.
5.50% 2/1/34	100,000	97,809
5.63% 7/1/31	150,000	149,980
GFL Environmental, Inc. 6.75% 1/15/31	50,000	51,439
		299,228
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–2.18%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.88% 2/15/30	200,000	$193,511
5.50% 3/31/31	125,000	122,137
5.63% 3/31/32	200,000	193,361
5.75% 3/31/34	200,000	190,469
6.25% 3/15/33	50,000	49,560
6.50% 2/15/28	150,000	151,220
Chobani LLC/Chobani Finance Corp., Inc. 6.38% 4/15/34	50,000	50,745
Fiesta Purchaser, Inc. 9.63% 9/15/32	385,000	377,127
Ingles Markets, Inc. 4.00% 6/15/31	150,000	141,550
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.13% 4/30/33	75,000	76,399
9.00% 2/15/29	250,000	261,713
Kroger Co.
5.00% 9/15/34	75,000	74,009
5.50% 9/15/54	250,000	234,490
5.65% 9/15/64	150,000	140,576
Lamb Weston Holdings, Inc.
4.13% 1/31/30	125,000	119,865
4.38% 1/31/32	100,000	94,027
Performance Food Group, Inc.
4.25% 8/1/29	150,000	145,600
6.13% 9/15/32	75,000	75,917
Post Holdings, Inc.
4.63% 4/15/30	75,000	72,455
6.25% 2/15/32	50,000	50,753
6.38% 3/1/33	150,000	148,855
6.50% 3/15/36	150,000	148,296
U.S. Foods, Inc.
5.75% 4/15/33	100,000	100,136
6.88% 9/15/28	75,000	76,636
7.25% 1/15/32	50,000	51,886
Viking Baked Goods Acquisition Corp. 8.63% 11/1/31	100,000	101,081
		3,442,374
Food Service–0.16%
TKC Holdings, Inc.
8.50% 8/15/30	125,000	128,638
12.00% 2/15/31	125,000	131,734
		260,372
LVIP Nomura High Yield Fund-5

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper–0.37%
Magnera Corp. 7.25% 11/15/31	600,000	$585,750
		585,750
Gas–0.11%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.88% 6/1/31	125,000	126,559
9.50% 6/1/30	50,000	53,651
		180,210
Health Care Products–0.79%
Avantor Funding, Inc. 3.88% 11/1/29	885,000	844,896
Medline Borrower LP 5.25% 10/1/29	275,000	273,319
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	50,000	51,030
Teleflex, Inc. 5.88% 1/15/32	75,000	75,567
		1,244,812
Health Care Services–4.37%
Acadia Healthcare Co., Inc. 5.50% 7/1/28	125,000	124,425
Centene Corp.
2.45% 7/15/28	100,000	95,027
2.50% 3/1/31	75,000	65,525
2.63% 8/1/31	50,000	43,579
3.00% 10/15/30	300,000	271,514
3.38% 2/15/30	100,000	93,198
4.63% 12/15/29	350,000	339,516
Charlotte Buyer, Inc. 8.00% 6/30/31	25,000	25,307
CHS/Community Health Systems, Inc.
4.75% 2/15/31	476,000	437,902
6.13% 4/1/30	200,000	179,588
6.88% 4/15/29	200,000	196,721
9.75% 1/15/34	380,000	396,751
Concentra Health Services, Inc. 6.88% 7/15/32	125,000	129,392
DaVita, Inc.
3.75% 2/15/31	100,000	92,652
4.63% 6/1/30	480,000	465,003
Encompass Health Corp.
4.75% 2/1/30	150,000	147,745
5.88% 6/1/34	75,000	74,844
Global Medical Response, Inc. 7.38% 10/1/32	74,000	76,683
LifePoint Health, Inc.
7.00% 5/1/34	175,000	167,731
8.38% 2/15/32	75,000	78,064
10.00% 6/1/32	125,000	124,789
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Molina Healthcare, Inc.
3.88% 11/15/30	25,000	$23,314
3.88% 5/15/32	50,000	45,205
4.38% 6/15/28	100,000	98,254
6.25% 1/15/33	25,000	25,042
6.50% 2/15/31	610,000	620,550
MPH Acquisition Holdings LLC
5.75% 12/31/30	125,000	104,262
@11.50% 12/31/30	100,000	99,000
Sotera Health Holdings LLC 7.38% 6/1/31	125,000	129,608
Surgery Center Holdings, Inc. 7.25% 4/15/32	525,000	531,479
Tenet Healthcare Corp.
5.50% 11/15/32	1,307,000	1,299,623
6.13% 10/1/28	300,000	301,206
		6,903,499
Home Builders–1.16%
Adams Homes, Inc. 9.25% 10/15/28	350,000	361,585
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63% 8/1/29	50,000	48,147
4.63% 4/1/30	125,000	118,593
Beazer Homes USA, Inc.
7.25% 10/15/29	125,000	126,133
7.50% 3/15/31	150,000	149,336
8.00% 1/15/32	100,000	100,269
Century Communities, Inc.
3.88% 8/15/29	100,000	95,564
6.63% 9/15/33	100,000	100,976
Empire Communities Corp. 9.75% 5/1/29	100,000	103,379
Forestar Group, Inc. 5.00% 3/1/28	125,000	124,678
K Hovnanian Enterprises, Inc. 8.00% 4/1/31	396,000	408,538
KB Home 4.00% 6/15/31	100,000	93,542
		1,830,740
Home Furnishings–0.21%
Whirlpool Corp.
4.50% 6/1/46	50,000	29,763
4.75% 2/26/29	25,000	23,330
5.15% 3/1/43	75,000	46,884
5.50% 3/1/33	50,000	39,267
6.13% 6/15/30	75,000	69,183
6.50% 6/15/33	75,000	65,015
7.50% 7/1/31	25,000	25,299
7.88% 7/1/34	25,000	25,103
		323,844
LVIP Nomura High Yield Fund-6

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Housewares–0.39%
Newell Brands, Inc.
6.38% 9/15/27	75,000	$75,543
6.38% 5/15/30	100,000	101,360
6.63% 9/15/29	100,000	101,670
6.63% 5/15/32	50,000	50,633
7.38% 4/1/36	150,000	152,126
Scotts Miracle-Gro Co. 4.00% 4/1/31	150,000	140,593
		621,925
Insurance–1.24%
Acrisure LLC/Acrisure Finance, Inc. 6.75% 7/1/32	770,000	692,088
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38% 10/1/32	100,000	99,256
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc. 7.50% 7/15/33	293,000	280,438
Asurion LLC/Asurion Co-Issuer, Inc.
8.00% 12/31/32	75,000	75,567
8.38% 2/1/34	225,000	208,278
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13% 5/15/31	150,000	150,650
CRC Insurance Group LLC 7.13% 6/1/31	150,000	149,522
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13% 2/15/32	200,000	179,275
Ryan Specialty LLC 5.88% 8/1/32	125,000	122,982
		1,958,056
Internet–0.39%
Gen Digital, Inc. 7.13% 9/30/30	150,000	152,670
Rakuten Group, Inc. 9.75% 4/15/29	200,000	217,362
Snap, Inc. 6.88% 3/1/33	260,000	253,430
		623,462
Investment Companies–0.62%
FS KKR Capital Corp.
6.13% 1/15/30	50,000	48,725
7.50% 8/1/31	50,000	49,802
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 2/1/29	50,000	42,705
5.25% 5/15/27	400,000	395,341
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (continued)
9.00% 6/15/30	100,000	$93,253
9.75% 1/15/29	175,000	171,628
10.00% 11/15/29	175,000	172,588
		974,042
Iron & Steel–1.83%
Carpenter Technology Corp. 5.63% 3/1/34	156,000	155,882
Cleveland-Cliffs, Inc. 7.00% 3/15/32	1,130,000	1,121,068
Commercial Metals Co. 6.00% 12/15/35	600,000	598,447
Fortescue Treasury Pty. Ltd. 5.88% 4/15/30	685,000	693,594
Hybar LLC 7.38% 7/1/34	25,000	25,121
Mineral Resources Ltd.
6.00% 5/1/32	75,000	74,193
6.25% 5/1/34	75,000	73,747
7.00% 4/1/31	50,000	51,755
8.50% 5/1/30	100,000	103,249
		2,897,056
Leisure Time–2.30%
Carnival Corp. Ltd.
5.75% 8/1/32	200,000	201,953
5.88% 6/15/31	100,000	101,801
6.13% 2/15/33	609,000	616,396
Gaia Purchaser, Inc. 7.63% 7/15/33	125,000	126,433
Life Time, Inc. 6.00% 11/15/31	185,000	187,867
Lindblad Expeditions LLC 7.00% 9/15/30	392,000	405,305
MajorDrive Holdings IV LLC 6.38% 6/1/29	225,000	188,673
NCL Corp. Ltd.
5.88% 1/15/31	50,000	48,528
6.25% 9/15/33	25,000	24,279
6.75% 2/1/32	275,000	274,382
7.75% 2/15/29	75,000	78,262
NCL Finance Ltd. 6.13% 3/15/28	100,000	100,763
Patrick Industries, Inc. 4.75% 5/1/29	150,000	147,512
Royal Caribbean Cruises Ltd.
5.38% 7/15/27	225,000	225,493
5.50% 4/1/28	75,000	75,705
5.63% 9/30/31	175,000	176,471
6.00% 2/1/33	50,000	50,705
6.25% 3/15/32	75,000	76,657
Viking Cruises Ltd.
5.88% 10/15/33	75,000	75,117
LVIP Nomura High Yield Fund-7

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Time (continued)
Viking Cruises Ltd. (continued)
7.00% 2/15/29	100,000	$100,125
9.13% 7/15/31	150,000	157,168
Viking Ocean Cruises Ship VII Ltd. 5.63% 2/15/29	100,000	99,992
VOC Escrow Ltd. 5.00% 2/15/28	100,000	99,876
		3,639,463
Lodging–2.04%
Boyd Gaming Corp. 4.75% 6/15/31	895,000	864,241
Full House Resorts, Inc. 8.25% 2/15/28	150,000	146,625
Hilton Domestic Operating Co., Inc.
3.63% 2/15/32	50,000	45,764
4.00% 5/1/31	275,000	259,904
4.88% 1/15/30	50,000	49,835
5.50% 9/15/31	125,000	125,320
5.50% 3/31/34	75,000	74,357
5.75% 9/15/33	100,000	100,375
5.88% 3/15/33	150,000	151,372
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88% 7/1/31	200,000	187,988
5.00% 6/1/29	175,000	170,806
Marriott Ownership Resorts, Inc. 6.50% 10/1/33	225,000	223,606
Melco Resorts Finance Ltd. 7.63% 4/17/32	200,000	204,838
MGM Resorts International
5.50% 4/15/27	50,000	50,078
6.50% 4/15/32	175,000	175,038
Wynn Macau Ltd.
5.13% 12/15/29	200,000	195,825
6.75% 2/15/34	200,000	198,778
		3,224,750
Machinery Construction & Mining–0.27%
Manitowoc Co., Inc. 9.25% 10/1/31	115,000	123,618
Solaris Energy Infrastructure LLC 6.38% 5/15/31	100,000	101,116
Terex Corp. 6.25% 10/15/32	195,000	197,487
		422,221
Media–9.25%
AMC Global Media, Inc.
4.25% 2/15/29	75,000	66,306
10.50% 7/15/32	150,000	154,186
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30	1,215,000	$1,129,395
4.50% 5/1/32	130,000	114,747
5.38% 6/1/29	765,000	748,373
7.00% 2/1/33	568,000	557,030
CSC Holdings LLC
4.50% 11/15/31	625,000	369,294
5.00% 11/15/31	255,000	59,288
6.50% 2/1/29	200,000	119,638
11.75% 1/31/29	200,000	123,025
Directv Financing LLC
8.88% 2/1/30	50,000	50,826
8.88% 2/1/30	125,000	127,218
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88% 8/15/27	8,000	7,988
9.25% 6/1/32	150,000	152,407
10.00% 2/15/31	525,000	544,795
Discovery Communications LLC
3.63% 5/15/30	175,000	162,749
4.13% 5/15/29	400,000	396,000
Discovery Global Holdings, Inc.
4.05% 3/15/29	125,000	123,759
4.28% 3/15/32	200,000	179,470
5.05% 3/15/42	425,000	311,342
DISH DBS Corp.
‡5.13% 6/1/29	150,000	134,986
5.25% 12/1/26	225,000	222,607
5.75% 12/1/28	250,000	242,187
‡7.38% 7/1/28	125,000	120,013
‡7.75% 7/1/26	150,000	150,000
DISH Network Corp. 11.75% 11/15/27	375,000	385,332
EchoStar Corp.
@6.75% 11/30/30	300,000	304,980
10.75% 11/30/29	500,000	540,310
EW Scripps Co. 9.88% 8/15/30	175,000	153,173
Gray Media, Inc.
4.75% 10/15/30	125,000	89,791
5.38% 11/15/31	475,000	318,696
7.25% 8/15/33	90,000	88,619
9.63% 7/15/32	100,000	96,515
iHeartCommunications, Inc.
4.75% 1/15/28	325,000	311,159
9.13% 5/1/29	550,000	533,665
10.88% 5/1/30	300,000	260,100
McGraw-Hill Education, Inc.
7.38% 9/1/31	25,000	25,408
8.00% 8/1/29	55,000	55,108
LVIP Nomura High Yield Fund-8

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Midcontinent Communications 8.00% 8/15/32	105,000	$92,050
Nexstar Media, Inc. 6.50% 9/15/33	539,000	538,850
Paramount Global
3.38% 2/15/28	50,000	48,670
4.20% 6/1/29	100,000	95,936
4.20% 5/19/32	50,000	43,386
4.38% 3/15/43	100,000	64,554
4.60% 1/15/45	25,000	15,922
4.95% 1/15/31	575,000	534,485
4.95% 5/19/50	200,000	129,162
5.25% 4/1/44	25,000	17,179
5.85% 9/1/43	175,000	131,030
6.88% 4/30/36	200,000	187,605
7.88% 7/30/30	75,000	78,770
Sinclair Television Group, Inc.
4.38% 12/31/32	50,000	38,875
8.13% 2/15/33	200,000	205,433
Sirius XM Radio LLC
4.00% 7/15/28	420,000	408,989
4.13% 7/1/30	455,000	428,259
Space Exploration Technologies Corp.
5.35% 7/15/31	25,000	24,935
5.88% 7/15/36	150,000	148,045
6.65% 7/15/56	50,000	48,240
Sunrise FinCo I BV 4.88% 7/15/31	250,000	236,428
Univision Communications, Inc.
7.38% 6/30/30	865,000	867,338
8.88% 4/15/33	175,000	172,274
VZ Secured Financing BV 5.00% 1/15/32	595,000	520,729
		14,607,629
Mining–2.02%
Alumina Pty. Ltd. 6.13% 3/15/30	580,000	588,205
Arsenal AIC Parent LLC 8.00% 10/1/30	640,000	667,008
Capstone Copper Corp. 6.75% 3/31/33	87,000	88,184
Constellium SE 6.38% 8/15/32	365,000	371,976
First Quantum Minerals Ltd.
7.25% 2/15/34	200,000	205,035
8.00% 3/1/33	200,000	209,101
Kaiser Aluminum Corp.
4.50% 6/1/31	150,000	143,596
5.88% 3/1/34	75,000	74,220
Novelis Corp.
3.88% 8/15/31	195,000	177,616
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Novelis Corp. (continued)
4.75% 1/30/30	550,000	$532,038
PLS Group Ltd. 6.88% 5/1/31	50,000	51,194
Skeena Resources Ltd. 8.50% 4/1/31	75,000	78,781
		3,186,954
Miscellaneous Manufacturing–0.31%
Axon Enterprise, Inc.
6.13% 3/15/30	150,000	152,994
6.25% 3/15/33	325,000	333,115
		486,109
Office Business Equipment–0.15%
Zebra Technologies Corp. 6.50% 6/1/32	235,000	237,863
		237,863
Oil & Gas–6.23%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88% 6/30/29	25,000	24,926
6.63% 10/15/32	25,000	25,312
6.63% 7/15/33	50,000	50,567
9.00% 11/1/27	200,000	222,000
Breakwater Energy Holdings SARL 9.25% 11/15/30	250,000	263,770
California Resources Corp. 7.00% 1/15/34	100,000	98,893
Caturus Energy LLC 7.13% 5/15/31	25,000	24,734
CITGO Petroleum Corp. 8.38% 1/15/29	150,000	154,321
Comstock Resources, Inc.
5.88% 1/15/30	50,000	47,158
6.75% 3/1/29	75,000	73,851
6.75% 3/1/29	75,000	73,632
Crescent Energy Finance LLC
7.38% 1/15/33	50,000	49,700
7.88% 4/15/32	325,000	329,074
8.38% 1/15/34	354,000	364,620
CVR Energy, Inc. 7.50% 2/15/31	100,000	99,524
DBR Land Holdings LLC 6.25% 12/1/30	100,000	101,562
Global Marine, Inc. 7.00% 6/1/28	225,000	228,495
Gulfport Energy Operating Corp. 6.75% 9/1/29	140,000	142,788
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	380,000	373,345
6.00% 2/1/31	269,000	260,565
LVIP Nomura High Yield Fund-9

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Kraken Oil & Gas Partners LLC
7.13% 5/15/31	50,000	$48,888
7.63% 8/15/29	250,000	252,473
Matador Resources Co. 6.25% 4/15/33	590,000	587,851
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31	175,000	173,500
Murphy Oil Corp. 6.00% 10/1/32	322,000	320,710
Nabors Industries, Inc.
7.63% 11/15/32	415,000	424,579
8.88% 8/15/31	157,000	161,202
Noble Finance II LLC
6.25% 6/15/34	150,000	147,009
8.00% 4/15/30	334,000	346,077
Northern Oil & Gas, Inc.
7.88% 10/15/33	175,000	173,887
8.75% 6/15/31	125,000	128,750
Par Petroleum LLC 7.38% 6/1/34	75,000	75,892
PBF Holding Co. LLC/PBF Finance Corp.
7.25% 6/1/34	75,000	74,251
7.88% 9/15/30	100,000	101,903
9.88% 3/15/30	25,000	26,730
SM Energy Co.
6.63% 4/15/34	395,000	388,808
8.63% 11/1/30	765,000	803,416
Sunoco LP
4.50% 10/1/29	375,000	364,195
4.63% 5/1/30	50,000	48,294
5.63% 3/15/31	100,000	99,271
5.88% 3/15/34	75,000	73,972
6.25% 7/1/33	100,000	100,896
μ7.88% 9/18/30	200,000	207,987
Sunoco LP/Sunoco Finance Corp. 4.50% 4/30/30	50,000	48,562
Talos Production, Inc.
9.00% 2/1/29	75,000	78,142
9.38% 2/1/31	175,000	183,806
Transocean International Ltd.
6.80% 3/15/38	100,000	92,755
7.50% 4/15/31	100,000	100,983
7.88% 10/15/32	739,000	771,472
8.50% 5/15/31	180,000	186,875
Valaris Ltd. 8.38% 4/30/30	200,000	207,696
Vermilion Energy, Inc. 7.25% 2/15/33	25,000	24,578
		9,834,247
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services–1.01%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63% 9/1/32	220,000	$224,375
Bristow Group, Inc. 6.75% 2/1/33	395,000	396,145
CHC Group LLC 11.75% 9/1/30	100,000	84,000
Helix Energy Solutions Group, Inc. 9.75% 3/1/29	125,000	131,037
Kodiak Gas Services LLC
5.88% 4/1/31	100,000	100,256
6.50% 10/1/33	50,000	50,683
USA Compression Partners LP/USA Compression Finance Corp.
6.25% 10/1/33	178,000	176,474
7.13% 3/15/29	220,000	225,354
WBI Operating LLC
6.25% 10/15/30	50,000	50,278
6.50% 10/15/33	25,000	25,157
Weatherford International Ltd. 6.75% 10/15/33	125,000	127,537
		1,591,296
Packaging & Containers–1.87%
@Ardagh Group SA 11.00% 12/1/30	207,150	197,828
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.25% 1/30/31	535,000	540,987
Clydesdale Acquisition Holdings, Inc.
6.63% 4/15/29	50,000	49,937
6.75% 4/15/32	100,000	97,061
8.75% 4/15/30	631,000	622,424
Mauser Packaging Solutions Holding Co.
7.88% 4/15/30	110,000	112,455
9.25% 4/15/30	50,000	49,190
OI European Group BV 4.75% 2/15/30	200,000	189,981
Owens-Brockway Glass Container, Inc.
7.25% 5/15/31	300,000	296,472
7.38% 6/1/32	75,000	71,857
9.50% 6/1/33	100,000	102,437
Sword Purchaser LLC
8.25% 4/15/33	200,000	206,954
10.50% 4/15/34	125,000	130,775
Trivium Packaging Finance BV 8.25% 7/15/30	271,000	286,343
		2,954,701
LVIP Nomura High Yield Fund-10

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–1.96%
1261229 BC Ltd. 10.00% 4/15/32	875,000	$886,231
Bausch Health Americas, Inc. 8.50% 1/31/27	200,000	199,626
Bausch Health Cos., Inc.
4.88% 6/1/28	50,000	46,232
5.00% 1/30/28	125,000	110,938
5.00% 2/15/29	25,000	18,424
5.25% 1/30/30	75,000	47,993
5.25% 2/15/31	50,000	29,521
6.25% 2/15/29	50,000	37,594
7.00% 1/15/28	100,000	90,356
7.25% 5/30/29	100,000	75,356
11.00% 9/30/28	150,000	152,748
BellRing Brands, Inc. 7.00% 3/15/30	225,000	224,953
μCVS Health Corp.
6.75% 12/10/54	50,000	52,092
7.00% 3/10/55	175,000	181,685
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13% 4/30/31	945,000	934,932
		3,088,681
Pipelines–4.77%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38% 6/15/29	50,000	49,843
5.75% 10/15/33	125,000	123,794
5.75% 7/1/34	100,000	98,750
6.63% 2/1/32	75,000	76,603
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50% 6/15/31	350,000	343,544
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.88% 6/1/34	100,000	99,529
7.38% 6/30/33	125,000	127,344
8.63% 3/15/29	170,000	176,690
μEnergy Transfer LP
6.50% 2/15/56	125,000	126,045
6.75% 2/15/56	75,000	76,615
7.13% 10/1/54	75,000	77,155
Excelerate Energy LP 8.00% 5/15/30	150,000	158,190
Genesis Energy LP/Genesis Energy Finance Corp.
6.75% 3/15/34	416,000	412,789
7.88% 5/15/32	195,000	201,061
Global Partners LP/GLP Finance Corp. 7.13% 7/1/33	100,000	101,185
Harvest Midstream I LP
6.75% 5/15/34	75,000	76,069
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Harvest Midstream I LP (continued)
7.50% 5/15/32	125,000	$129,471
Howard Midstream Energy Partners LLC
6.63% 1/15/34	100,000	100,855
7.38% 7/15/32	175,000	181,250
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38% 2/15/32	790,000	822,404
Northriver Midstream Finance LP 6.75% 7/15/32	125,000	126,587
NuStar Logistics LP 6.38% 10/1/30	586,000	605,548
μSouth Bow Canadian Infrastructure Holdings Ltd.
7.50% 3/1/55	100,000	106,869
7.63% 3/1/55	75,000	78,550
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00% 12/31/30	50,000	50,023
6.00% 9/1/31	100,000	98,935
7.38% 2/15/29	75,000	76,932
Venture Global Calcasieu Pass LLC
4.13% 8/15/31	150,000	140,828
6.00% 5/1/36	100,000	101,079
Venture Global LNG, Inc.
6.38% 12/15/34	100,000	98,276
7.00% 1/15/30	405,000	413,065
8.38% 6/1/31	705,000	733,855
μ9.00% 9/30/29	100,000	97,632
Venture Global Plaquemines LNG LLC
6.13% 12/15/30	375,000	383,684
6.50% 1/15/34	400,000	416,793
7.50% 5/1/33	410,000	449,980
		7,537,822
Real Estate–0.59%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00% 4/15/30	350,000	352,746
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25% 4/15/30	50,000	48,254
5.75% 1/15/29	250,000	248,669
9.75% 4/15/30	75,000	80,630
Howard Hughes Corp.
4.13% 2/1/29	150,000	144,925
6.13% 3/1/34	50,000	49,402
		924,626
LVIP Nomura High Yield Fund-11

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–2.98%
Arbor Realty SR, Inc.
7.88% 7/15/30	100,000	$94,123
8.50% 12/15/28	50,000	49,323
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32	475,000	456,394
Iron Mountain, Inc.
4.50% 2/15/31	200,000	191,291
4.88% 9/15/27	100,000	99,821
5.25% 3/15/28	150,000	149,803
5.25% 7/15/30	375,000	369,396
6.25% 1/15/33	225,000	227,357
6.25% 1/15/35	200,000	200,780
Millrose Properties, Inc. 6.38% 8/1/30	594,000	602,049
MPT Operating Partnership LP/MPT Finance Corp.
3.50% 3/15/31	75,000	51,574
4.63% 8/1/29	125,000	100,471
5.00% 10/15/27	325,000	315,237
8.50% 2/15/32	150,000	153,568
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88% 5/15/29	125,000	122,222
7.00% 2/1/30	125,000	127,972
Pebblebrook Hotel LP/PEB Finance Corp. 6.38% 10/15/29	75,000	76,279
RHP Hotel Properties LP/RHP Finance Corp. 6.50% 6/15/33	350,000	359,083
Rithm Capital Corp.
8.00% 4/1/29	150,000	150,600
8.00% 7/15/30	100,000	99,746
8.50% 6/1/31	125,000	125,294
RLJ Lodging Trust LP
3.75% 7/1/26	75,000	75,000
4.00% 9/15/29	225,000	214,312
Starwood Property Trust, Inc.
6.13% 6/1/31	25,000	25,132
6.50% 7/1/30	261,000	266,538
		4,703,365
Retail–2.84%
1011778 BC ULC/New Red Finance, Inc.
4.00% 10/15/30	575,000	542,828
4.38% 1/15/28	75,000	74,148
6.13% 6/15/29	75,000	76,125
Academy Ltd. 5.88% 5/15/31	125,000	125,002
Asbury Automotive Group, Inc. 4.63% 11/15/29	220,000	214,222
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Ferrellgas LP/Ferrellgas Finance Corp.
5.88% 4/1/29	375,000	$364,735
9.25% 1/15/31	200,000	210,779
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30	200,000	196,140
FirstCash, Inc.
5.63% 1/1/30	75,000	74,558
6.88% 3/1/32	100,000	102,759
Global Auto Holdings Ltd./AAG FH U.K. Ltd. 8.38% 1/15/29	200,000	197,000
Lithia Motors, Inc.
3.88% 6/1/29	200,000	191,568
4.63% 12/15/27	100,000	99,523
5.50% 10/1/30	50,000	49,383
Michaels Cos., Inc.
8.50% 3/15/33	105,000	104,002
11.00% 3/15/34	70,000	68,538
Murphy Oil USA, Inc.
3.75% 2/15/31	500,000	467,681
5.88% 6/1/34	100,000	100,315
PetSmart LLC/PetSmart Finance Corp. 10.00% 9/15/33	250,000	250,398
QXO Building Products, Inc. 6.75% 4/30/32	199,000	205,483
Staples, Inc. 10.75% 9/1/29	365,000	348,191
Yum! Brands, Inc. 5.38% 4/1/32	425,000	422,745
		4,486,123
Semiconductors–0.34%
Entegris, Inc. 5.95% 6/15/30	210,000	212,131
Kioxia Holdings Corp. 6.25% 7/24/30	200,000	206,314
ON Semiconductor Corp. 3.88% 9/1/28	125,000	121,626
		540,071
Software–2.17%
AthenaHealth Group, Inc. 6.50% 2/15/30	570,000	546,530
Cloud Software Group, Inc.
6.50% 3/31/29	617,000	598,664
9.00% 9/30/29	175,000	169,861
CoreWeave, Inc.
9.00% 2/1/31	175,000	172,938
9.25% 6/1/30	75,000	75,487
9.63% 7/15/32	150,000	147,757
9.75% 10/1/31	625,000	623,621
OAK-Eagle Acquireco, Inc.
7.25% 7/1/33	545,949	571,123
LVIP Nomura High Yield Fund-12

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
OAK-Eagle Acquireco, Inc. (continued)
8.75% 7/1/34	75,000	$79,599
Open Text Corp.
3.88% 2/15/28	100,000	97,449
3.88% 12/1/29	75,000	68,958
Open Text Holdings, Inc. 4.13% 2/15/30	75,000	68,704
Playtika Holding Corp. 4.25% 3/15/29	125,000	112,500
UKG, Inc. 6.88% 2/1/31	100,000	97,148
		3,430,339
Telecommunications–5.96%
Altice France Lux 3/Altice Holdings 1 10.00% 1/15/33	350,000	344,251
Altice France SA
6.50% 10/15/31	100,000	96,891
6.50% 4/15/32	275,000	265,766
6.88% 10/15/30	75,000	72,752
6.88% 7/15/32	300,000	290,902
9.50% 11/1/29	275,000	279,157
APLD ComputeCo 3 LLC 7.00% 6/15/31	150,000	149,693
APLD ComputeCo LLC 9.25% 12/15/30	327,000	352,762
AT&T, Inc. 6.00% 4/30/56	350,000	338,261
Black Pearl Compute LLC 6.13% 2/15/31	395,000	400,062
Cipher Compute LLC 7.13% 11/15/30	239,000	248,446
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29	275,000	289,367
Core Scientific Finance I LLC 7.75% 5/15/31	325,000	329,568
Digicel International Finance Ltd./Difl U.S. LLC 8.63% 8/1/32	200,000	205,910
ELK Grove Village Property LLC 7.50% 6/15/31	100,000	100,676
Fibercop SpA 6.00% 9/30/34	200,000	193,143
Flash Compute LLC 7.25% 12/31/30	150,000	154,233
HUT 8 DC LLC 6.19% 11/15/42	25,000	25,322
Iliad Holding SAS 8.50% 4/15/31	200,000	211,887
Level 3 Financing, Inc.
3.75% 7/15/29	7,000	6,755
6.88% 6/30/33	25,000	25,685
7.00% 3/31/34	150,000	154,671
7.50% 2/15/37	50,000	51,319
8.50% 1/15/36	100,000	107,383
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Lumen Technologies, Inc.
4.50% 1/15/29	150,000	$144,157
5.38% 6/15/29	25,000	24,265
6.88% 1/15/28	50,000	50,250
Meridian Arc Holdco LLC 6.25% 4/30/31	525,000	526,176
PR RNO Property Owner 1 LLC 6.50% 5/1/31	50,000	49,928
μRogers Communications, Inc. 7.13% 4/15/55	15,000	15,411
Sable International Finance Ltd. 7.13% 10/15/32	145,000	143,923
Stingray Compute LLC 6.00% 6/15/31	100,000	100,197
SV RNO Property Owner 1 LLC 5.88% 3/1/31	250,000	246,396
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 8.63% 6/15/32	400,000	417,286
Uniti Services LLC 7.50% 10/15/33	575,000	605,117
Viasat, Inc.
6.50% 7/15/28	50,000	49,875
7.50% 5/30/31	125,000	126,233
Vmed O2 U.K. Financing I PLC 4.75% 7/15/31	1,000,000	821,654
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25% 10/1/31	375,000	395,458
WULF Compute LLC 7.75% 10/15/30	559,000	587,145
Yondr JK 1 LLC 6.88% 6/30/31	100,000	100,251
@Zayo Group Holdings, Inc.
9.25% 3/9/30	132,446	132,280
13.75% 9/9/30	175,000	172,853
		9,403,717
Transportation–0.26%
Genesee & Wyoming, Inc. 6.25% 4/15/32	125,000	126,792
PODS LLC 8.75% 5/15/31	150,000	146,561
XPO, Inc. 7.13% 2/1/32	125,000	129,631
		402,984
Trucking & Leasing–0.60%
FTAI Aviation Investors LLC
5.50% 5/1/28	50,000	49,880
7.00% 6/15/32	870,000	898,497
		948,377
Total Corporate Bonds (Cost $149,396,111)		149,356,186
LVIP Nomura High Yield Fund-13

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS–0.56%
•Clydesdale Acquisition Holdings, Inc. 6.89% (1 mo. USD Term SOFR + 3.25%) 4/1/32	111,963	$107,461
✠•CoreWeave Financing DDTL V LLC 8.11% (1 mo. USD Term SOFR + 4.50%) 11/17/31	50,000	50,989
•Discovery Global Holdings, Inc. 6.14% (1 mo. USD Term SOFR + 2.50%) 6/3/33	49,038	49,034
iHeartCommunications, Inc. 0.00% 5/1/29	100,000	95,238
•Scientific Games Holdings LP 6.67% (3 mo. USD Term SOFR + 3.00%) 4/4/29	402,720	396,679
•Sinclair Television Group, Inc. 0.00% 12/31/29	75,000	65,391
•Sword Purchaser LLC 7.64% (1 mo. USD Term SOFR + 4.00%) 4/11/33	50,000	48,696
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Univision Communications, Inc. 7.98% (3 mo. USD Term SOFR + 4.25%) 6/24/29	69,463	$69,289
Total Loan Agreements (Cost $891,410)		882,777

	Number of Shares
MONEY MARKET FUND–3.83%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	6,040,611	6,040,611
Total Money Market Fund (Cost $6,040,611)		6,040,611

TOTAL INVESTMENTS–98.98% (Cost $156,328,132)	156,279,574

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.02%	1,613,368
NET ASSETS APPLICABLE TO 35,911,110 SHARES OUTSTANDING–100.00%	$157,892,942
NET ASSET VALUE PER SHARE–LVIP NOMURA HIGH YIELD FUND STANDARD CLASS ($69,412,176 / 15,775,265 Shares)	$4.400
NET ASSET VALUE PER SHARE–LVIP NOMURA HIGH YIELD FUND SERVICE CLASS ($88,480,766 / 20,135,845 Shares)	$4.394
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$201,344,928
Distributable earnings/(accumulated loss)	(43,451,986)
TOTAL NET ASSETS	$157,892,942

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
@PIK. 100% of the income received was in the form of additional par.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
LVIP Nomura High Yield Fund-14

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)

★Includes $7,502 expense reimbursement receivable from Lincoln Financial Investments Corporation, $2,301,537 payable for securities purchased, $384,657 payable for fund shares redeemed, $9,799 other accrued expenses payable, $32,242 payable for unfunded loan commitments, $107,481 due to manager and affiliates, $18,857 payable for audit fee and $8,779 payable for fund accounting fee as of June
30, 2026.

Summary of Abbreviations:
LNG–Liquefied Natural Gas
SOFR–Secured Overnight Financing Rate
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura High Yield Fund-15

LVIP Nomura High Yield Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Interest	$5,299,345
Dividends	71,157
5,370,502
EXPENSES:
Management fees	509,147
Distribution fees-Service Class	131,950
Reports and statements to shareholders	29,035
Professional fees	27,363
Accounting and administration expenses	25,265
Shareholder servicing fees	22,716
Pricing fees	10,078
Custodian fees	3,556
Trustees’ fees and expenses	2,273
Consulting fees	2,183
Other	4,917
768,483
Less:
Management fees waived	(7,045)
Expenses reimbursed	(57,648)
Total operating expenses	703,790
NET INVESTMENT INCOME	4,666,712
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(689,611)
Net change in unrealized appreciation (depreciation) of investments	(2,088,703)
NET REALIZED AND UNREALIZED LOSS	(2,778,314)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,888,398
See accompanying notes, which are an integral part of the financial statements.

LVIP Nomura High Yield Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,666,712	$9,831,679
Net realized loss	(689,611)	(112,011)
Net change in unrealized appreciation (depreciation)	(2,088,703)	4,089,840
Net increase in net assets resulting from operations	1,888,398	13,809,508
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,092,766)
Service Class	—	(5,069,236)
	—	(9,162,002)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,654,696	9,850,381
Service Class	6,059,850	11,101,798
Reinvestment of dividends and distributions:
Standard Class	—	4,092,766
Service Class	—	5,069,236
	10,714,546	30,114,181
Cost of shares redeemed:
Standard Class	(6,250,365)	(18,636,302)
Service Class	(9,420,662)	(20,559,428)
	(15,671,027)	(39,195,730)
Decrease in net assets derived from capital share transactions	(4,956,481)	(9,081,549)
NET DECREASE IN NET ASSETS	(3,068,083)	(4,434,043)
NET ASSETS:
Beginning of period	160,961,025	165,395,068
End of period	$157,892,942	$160,961,025
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura High Yield Fund-16

LVIP Nomura High Yield Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura High Yield Fund Standard Class
	Six Months Ended 6/30/26[1,2] (unaudited)	Year Ended
		12/31/25[3]	12/31/24	12/31/23	12/31/22	12/31/21[4]
Net asset value, beginning of period	$4.343	$4.222	$4.228	$4.013	$4.845	$5.100
Income (loss) from investment operations:
Net investment income[5]	0.133	0.277	0.276	0.276	0.242	0.225
Net realized and unrealized gain (loss)	(0.076)	0.113	0.005	0.232	(0.795)	0.016
Total from investment operations	0.057	0.390	0.281	0.508	(0.553)	0.241
Less dividends and distributions from:
Net investment income	—	(0.269)	(0.287)	(0.292)	(0.278)	(0.496)
Return of capital	—	—	—	(0.001)	(0.001)[6]	— [6]
Total dividends and distributions	—	(0.269)	(0.287)	(0.293)	(0.279)	(0.496)
Net asset value, end of period	$4.400	$4.343	$4.222	$4.228	$4.013	$4.845
Total return[7]	1.31%	9.26%	6.66%	12.67%	(11.41% )	4.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$69,412	$70,121	$72,734	$70,718	$65,564	$80,790
Ratio of expenses to average net assets	0.73%	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.81%	0.78%	0.78%	0.76%	0.77%	0.76%
Ratio of net investment income to average net assets	6.13%	6.31%	6.34%	6.58%	5.47%	4.57%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	6.05%	6.27%	6.30%	6.56%	5.44%	4.55%
Portfolio turnover	69%	42%	57%	37%	36%	93%

[1]	Effective April 1, 2026, Nomura Corporate Research and Asset Management, Inc. (NCRAM) replaced Nomura Investment Fund Advisers (NIFA) as a sub-adviser to the Fund.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[4]
The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP High Yield Series.

[5]	The average shares outstanding method has been applied for per share information.
[6]	Amount is less than $(0.005) per share.
[7]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura High Yield Fund-17

LVIP Nomura High Yield Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura High Yield Fund Service Class
	Six Months Ended 6/30/26[1,2] (unaudited)	Year Ended
		12/31/25[3]	12/31/24	12/31/23	12/31/22	12/31/21[4]
Net asset value, beginning of period	$4.344	$4.223	$4.229	$4.014	$4.845	$5.080
Income (loss) from investment operations:
Net investment income[5]	0.126	0.264	0.263	0.263	0.229	0.216
Net realized and unrealized gain (loss)	(0.076)	0.113	0.004	0.233	(0.795)	0.009
Total from investment operations	0.050	0.377	0.267	0.496	(0.566)	0.225
Less dividends and distributions from:
Net investment income	—	(0.256)	(0.273)	(0.279)	(0.264)	(0.460)
Return of capital	—	—	—	(0.002)	(0.001)[6]	— [6]
Total dividends and distributions	—	(0.256)	(0.273)	(0.281)	(0.265)	(0.460)
Net asset value, end of period	$4.394	$4.344	$4.223	$4.229	$4.014	$4.845
Total return[7]	1.15%	8.94%	6.34%	12.34%	(11.66% )	4.59%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88,481	$90,840	$92,661	$92,720	$86,959	$113,599
Ratio of expenses to average net assets	1.03%	1.04%	1.04%	1.04%	1.04%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.11%	1.08%	1.08%	1.06%	1.07%	1.06%
Ratio of net investment income to average net assets	5.83%	6.01%	6.04%	6.28%	5.17%	4.28%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.75%	5.97%	6.00%	6.26%	5.14%	4.26%
Portfolio turnover	69%	42%	57%	37%	36%	93%

[1]	Effective April 1, 2026, Nomura Corporate Research and Asset Management, Inc. (NCRAM) replaced Nomura Investment Fund Advisers (NIFA) as a sub-adviser to the Fund.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[4]
The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP High Yield Series.

[5]	The average shares outstanding method has been applied for per share information.
[6]	Amount is less than $(0.005) per share.
[7]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura High Yield Fund-18

LVIP Nomura High Yield Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Nomura High Yield Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return and, as a secondary objective, high current income.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP Nomura High Yield Fund-19

LVIP Nomura High Yield Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   Effective April 1, 2026, LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.00% of first $100 million of the Fund’s average daily net assets; and 0.05% of the Fund’s average daily net assets in excess of $100 million.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Effective April 1, 2026, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.72% of the Fund’s average daily net assets for the Standard Class and 1.02% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2028, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   Prior to April 1, 2026, LFI had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.74% the Fund’s average daily net assets for the Standard Class and 1.04% for the Service Class.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$27,637	$58,066	$69,868	$155,571
Effective April 1, 2026, Nomura Corporate Research and Asset Management, Inc. ("NCRAM") (the “Sub-Adviser”) is responsible for managing the Fund’s investment portfolio. For these services,LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets. Prior to April 1, 2026, Nomura Investments Fund Advisers ("NIFA") was responsible for managing the Fund’s investment portfolio.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
LVIP Nomura High Yield Fund-20

LVIP Nomura High Yield Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Administrative	$6,240
Legal	1,038
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $22,148 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$7,502
Management fees payable to LFI	81,461
Distribution fees payable to LFD	21,686
Printing and mailing fees payable to Lincoln Life	595
Shareholder servicing fees payable to Lincoln Life	3,739
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$103,250,086
Sales	105,577,747
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$156,328,132
Aggregate unrealized appreciation of investments	$1,716,382
Aggregate unrealized depreciation of investments	(1,764,940)
Net unrealized depreciation of investments	$(48,558)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange
LVIP Nomura High Yield Fund-21

LVIP Nomura High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$149,356,186	$—	$149,356,186
Loan Agreements	—	882,777	—	882,777
Money Market Fund	6,040,611	—	—	6,040,611
Total Investments	$6,040,611	$150,238,963	$—	$156,279,574
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	1,065,076	2,239,031
Service Class	1,387,467	2,507,842
Shares reinvested:
Standard Class	—	943,822
Service Class	—	1,168,759
	2,452,543	6,859,454
Shares redeemed:
Standard Class	(1,433,949)	(4,266,015)
Service Class	(2,162,880)	(4,708,551)
	(3,596,829)	(8,974,566)
Net decrease	(1,144,286)	(2,115,112)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Nomura High Yield Fund-22

LVIP Nomura High Yield Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Nomura High Yield Fund-23

LVIP Nomura Mid Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Nomura Mid Cap Value Fund

LVIP Nomura Mid Cap Value Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.94%
Aerospace & Defense–2.33%
Curtiss-Wright Corp.	18,900	$14,321,664
L3Harris Technologies, Inc.	39,400	11,449,246
		25,770,910
Automobile Components–0.65%
†Aptiv PLC	117,290	7,199,260
		7,199,260
Banks–4.14%
Citizens Financial Group, Inc.	162,950	11,417,907
Columbia Banking System, Inc.	477,550	15,305,477
Old National Bancorp	582,050	15,075,095
Webster Financial Corp.	51,150	3,908,883
		45,707,362
Building Products–1.20%
Johnson Controls International PLC	90,395	13,207,613
		13,207,613
Capital Markets–3.74%
Affiliated Managers Group, Inc.	40,150	13,586,760
Raymond James Financial, Inc.	91,725	13,944,952
State Street Corp.	81,250	13,780,000
		41,311,712
Chemicals–0.99%
†Axalta Coating Systems Ltd.	168,650	5,771,203
Celanese Corp.	113,250	5,209,500
		10,980,703
Communications Equipment–1.03%
†Ciena Corp.	23,250	11,405,520
		11,405,520
Construction & Engineering–3.23%
AECOM	103,700	7,238,260
†MasTec, Inc.	35,950	14,957,357
Quanta Services, Inc.	18,690	13,457,548
		35,653,165
Construction Materials–1.20%
Vulcan Materials Co.	44,950	13,260,700
		13,260,700
Consumer Finance–2.40%
Ally Financial, Inc.	301,000	13,830,950
Synchrony Financial	166,000	12,624,300
		26,455,250
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.76%
Kroger Co.	123,600	$6,863,508
†U.S. Foods Holding Corp.	123,400	12,617,650
		19,481,158
Containers & Packaging–1.82%
Amcor PLC	180,196	7,811,497
Crown Holdings, Inc.	110,000	12,300,200
		20,111,697
Electric Utilities–4.30%
Edison International	159,000	11,837,550
NRG Energy, Inc.	76,000	11,100,560
OGE Energy Corp.	182,350	8,873,151
Xcel Energy, Inc.	194,350	15,606,305
		47,417,566
Electrical Equipment–3.93%
AMETEK, Inc.	64,750	15,665,615
†Nextpower, Inc. Class A	52,526	6,257,948
Regal Rexnord Corp.	89,950	21,425,190
		43,348,753
Electronic Equipment, Instruments & Components–4.44%
†Flex Ltd.	94,241	15,273,639
†Keysight Technologies, Inc.	45,330	15,868,673
TD SYNNEX Corp.	66,900	17,885,046
		49,027,358
Financial Services–1.90%
Corebridge Financial, Inc.	344,600	9,865,898
Global Payments, Inc.	152,650	11,076,284
		20,942,182
Food Products–1.10%
Hershey Co.	40,050	7,026,773
Tyson Foods, Inc. Class A	89,900	5,146,775
		12,173,548
Ground Transportation–1.26%
JB Hunt Transport Services, Inc.	25,550	7,394,937
†Saia, Inc.	15,500	6,527,980
		13,922,917
Health Care Equipment & Supplies–1.49%
Becton Dickinson & Co.	36,250	5,485,713
STERIS PLC	52,050	10,960,168
		16,445,881
Health Care Providers & Services–1.58%
Cencora, Inc.	10,600	2,999,588
Quest Diagnostics, Inc.	68,000	14,412,600
		17,412,188
LVIP Nomura Mid Cap Value Fund-1

LVIP Nomura Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs–1.26%
Ventas, Inc.	157,050	$13,946,040
		13,946,040
Hotel & Resort REITs–0.48%
Host Hotels & Resorts, Inc.	222,850	5,283,774
		5,283,774
Hotels, Restaurants & Leisure–3.24%
Darden Restaurants, Inc.	39,920	8,223,919
Marriott International, Inc. Class A	50,840	18,840,796
Royal Caribbean Cruises Ltd.	27,400	8,700,322
		35,765,037
Household Durables–1.79%
Dr. Horton, Inc.	57,833	9,419,839
PulteGroup, Inc.	75,050	10,297,611
		19,717,450
Industrial REITs–0.77%
First Industrial Realty Trust, Inc.	139,100	8,528,221
		8,528,221
Insurance–6.60%
Allstate Corp.	50,350	11,980,279
Assurant, Inc.	50,650	13,601,044
Axis Capital Holdings Ltd.	132,050	14,187,452
Hartford Insurance Group, Inc.	81,050	10,740,746
Reinsurance Group of America, Inc.	56,250	11,961,563
Willis Towers Watson PLC	39,900	10,428,663
		72,899,747
IT Services–3.23%
†Akamai Technologies, Inc.	96,200	11,371,802
†Twilio, Inc. Class A	117,950	24,336,623
		35,708,425
Life Sciences Tools & Services–2.06%
Agilent Technologies, Inc.	116,350	15,454,770
†IQVIA Holdings, Inc.	37,800	7,303,716
		22,758,486
Machinery–5.25%
Dover Corp.	45,050	10,103,814
†Gates Industrial Corp. PLC	361,850	10,120,944
ITT, Inc.	87,650	17,333,664
Oshkosh Corp.	96,650	14,833,842
Parker-Hannifin Corp.	5,650	5,526,378
		57,918,642
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–0.52%
Omnicom Group, Inc.	78,292	$5,702,006
		5,702,006
Metals & Mining–1.43%
Reliance, Inc.	42,250	15,784,600
		15,784,600
Multi-Utilities–3.52%
CMS Energy Corp.	192,300	14,710,950
Public Service Enterprise Group, Inc.	133,400	10,826,744
WEC Energy Group, Inc.	114,450	13,364,326
		38,902,020
Oil, Gas & Consumable Fuels–6.60%
Cheniere Energy, Inc.	53,000	12,667,530
Devon Energy Corp.	442,390	18,279,555
Expand Energy Corp.	125,000	11,398,750
Targa Resources Corp.	64,750	17,362,065
Valero Energy Corp.	50,500	13,152,220
		72,860,120
Paper & Forest Products–0.83%
Louisiana-Pacific Corp.	115,800	9,108,828
		9,108,828
Passenger Airlines–1.41%
Delta Air Lines, Inc.	166,050	15,552,243
		15,552,243
Professional Services–1.70%
†CACI International, Inc. Class A	26,800	12,415,368
KBR, Inc.	184,220	6,361,117
		18,776,485
Real Estate Management & Development–1.32%
†CBRE Group, Inc. Class A	107,950	14,539,785
		14,539,785
Residential REITs–0.91%
American Homes 4 Rent Class A	298,220	9,996,334
		9,996,334
Retail REITs–0.89%
Kimco Realty Corp.	388,600	9,851,010
		9,851,010
Semiconductors & Semiconductor Equipment–2.32%
†ON Semiconductor Corp.	99,550	9,411,457
Teradyne, Inc.	33,400	16,160,256
		25,571,713
LVIP Nomura Mid Cap Value Fund-2

LVIP Nomura Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–1.73%
Iron Mountain, Inc.	83,150	$10,502,676
VICI Properties, Inc.	325,160	8,632,998
		19,135,674
Specialty Retail–2.78%
†AutoZone, Inc.	2,650	8,469,241
Dick's Sporting Goods, Inc.	31,100	7,053,791
Ross Stores, Inc.	71,200	15,154,920
		30,677,952
Trading Companies & Distributors–2.81%
United Rentals, Inc.	15,050	17,049,994
WESCO International, Inc.	40,578	14,016,859
		31,066,853
Total Common Stock (Cost $589,900,590)		1,081,286,888

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.93%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	21,386,640	$21,386,640
Total Money Market Fund (Cost $21,386,640)		21,386,640

	Principal Amount°
SHORT-TERM INVESTMENT–1.45%
Discounted Commercial Paper–1.45%
≠Mastercard, Inc. 3.70% 7/1/26	16,000,000	16,000,000
		16,000,000
Total Short-Term Investment (Cost $16,000,000)		16,000,000

TOTAL INVESTMENTS–101.32% (Cost $627,287,230)	1,118,673,528
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.32%)	(14,620,472)
NET ASSETS APPLICABLE TO 20,787,722 SHARES OUTSTANDING–100.00%	$1,104,053,056
NET ASSET VALUE PER SHARE–LVIP NOMURA MID CAP VALUE FUND STANDARD CLASS ($846,768,247 / 15,894,821 Shares)	$53.273
NET ASSET VALUE PER SHARE–LVIP NOMURA MID CAP VALUE FUND SERVICE CLASS ($257,284,809 / 4,892,901 Shares)	$52.583
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$434,690,807
Distributable earnings/(accumulated loss)	669,362,249
TOTAL NET ASSETS	$1,104,053,056

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

★Includes $14,817,012 payable for securities purchased, $668,293 payable for fund shares redeemed, $5,434 other accrued expenses payable,
$414,424 due to manager and affiliates, $14,229 payable for audit fee and $17,994 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Mid Cap Value Fund-3

LVIP Nomura Mid Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends	$8,773,504
EXPENSES:
Management fees	1,855,245
Distribution fees-Service Class	424,023
Shareholder servicing fees	152,496
Accounting and administration expenses	88,472
Professional fees	28,745
Reports and statements to shareholders	22,452
Trustees’ fees and expenses	14,589
Consulting fees	4,363
Custodian fees	3,087
Pricing fees	1,498
Other	18,858
Total operating expenses	2,613,828
NET INVESTMENT INCOME	6,159,676
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	107,830,187
Net change in unrealized appreciation (depreciation) of investments	93,429,953
NET REALIZED AND UNREALIZED GAIN	201,260,140
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$207,419,816
See accompanying notes, which are an integral part of the financial statements.

LVIP Nomura Mid Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,159,676	$12,107,100
Net realized gain	107,830,187	69,885,343
Net change in unrealized appreciation (depreciation)	93,429,953	37,884,893
Net increase in net assets resulting from operations	207,419,816	119,877,336
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(96,181,002)
Service Class	—	(27,476,044)
	—	(123,657,046)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,300,069	67,992,862
Service Class	19,188,691	24,326,984
Reinvestment of dividends and distributions:
Standard Class	—	96,181,002
Service Class	—	27,476,044
	31,488,760	215,976,892
Cost of shares redeemed:
Standard Class	(97,736,758)	(132,507,869)
Service Class	(33,525,563)	(37,538,842)
	(131,262,321)	(170,046,711)
Increase (decrease) in net assets derived from capital share transactions	(99,773,561)	45,930,181
NET INCREASE IN NET ASSETS	107,646,255	42,150,471
NET ASSETS:
Beginning of period	996,406,801	954,256,330
End of period	$1,104,053,056	$996,406,801
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Mid Cap Value Fund-4

LVIP Nomura Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura Mid Cap Value Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$43.770	$44.028	$39.969	$39.837	$46.009	$35.342
Income (loss) from investment operations:
Net investment income[3]	0.304	0.593	0.536	0.614	0.576	0.523
Net realized and unrealized gain (loss)	9.199	5.075	5.391	3.520	(4.730)	10.732
Total from investment operations	9.503	5.668	5.927	4.134	(4.154)	11.255
Less dividends and distributions from:
Net investment income	—	(0.613)	(0.608)	(0.632)	(0.630)	(0.588)
Net realized gain	—	(5.313)	(1.260)	(3.370)	(1.388)	—
Total dividends and distributions	—	(5.926)	(1.868)	(4.002)	(2.018)	(0.588)
Net asset value, end of period	$53.273	$43.770	$44.028	$39.969	$39.837	$46.009
Total return[4]	21.71%	13.35%	14.82%	11.24%	(8.87% )	31.91%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$846,768	$771,916	$743,279	$731,154	$716,382	$875,293
Ratio of expenses to average net assets	0.42%	0.42%	0.42%	0.43%	0.42%	0.41%
Ratio of net investment income to average net assets	1.25%	1.34%	1.25%	1.56%	1.37%	1.25%
Portfolio turnover	10%	18%	18%	12%	20%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Mid Cap Value Fund-5

LVIP Nomura Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura Mid Cap Value Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$43.279	$43.613	$39.619	$39.537	$45.685	$35.102
Income (loss) from investment operations:
Net investment income[3]	0.216	0.433	0.381	0.472	0.424	0.373
Net realized and unrealized gain (loss)	9.088	5.014	5.330	3.480	(4.695)	10.649
Total from investment operations	9.304	5.447	5.711	3.952	(4.271)	11.022
Less dividends and distributions from:
Net investment income	—	(0.468)	(0.457)	(0.500)	(0.489)	(0.439)
Net realized gain	—	(5.313)	(1.260)	(3.370)	(1.388)	—
Total dividends and distributions	—	(5.781)	(1.717)	(3.870)	(1.877)	(0.439)
Net asset value, end of period	$52.583	$43.279	$43.613	$39.619	$39.537	$45.685
Total return[4]	21.50%	12.95%	14.42%	10.86%	(9.19% )	31.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$257,285	$224,491	$210,977	$196,683	$185,214	$202,292
Ratio of expenses to average net assets	0.77%	0.77%	0.77%	0.78%	0.77%	0.76%
Ratio of net investment income to average net assets	0.90%	0.99%	0.90%	1.21%	1.02%	0.88%
Portfolio turnover	10%	18%	18%	12%	20%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Mid Cap Value Fund-6

LVIP Nomura Mid Cap Value Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Nomura Mid Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Nomura Mid Cap Value Fund-7

LVIP Nomura Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Nomura Investments Fund Advisers (“NIFA”) (the “Sub-Adviser”), is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays NIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$41,215
Legal	6,857
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $16,272 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$314,905
Distribution fees payable to LFD	73,003
Printing and mailing fees payable to Lincoln Life	525
Shareholder servicing fees payable to Lincoln Life	25,991
LVIP Nomura Mid Cap Value Fund-8

LVIP Nomura Mid Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$108,445,830
Sales	219,237,715
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$627,287,230
Aggregate unrealized appreciation of investments	$504,636,247
Aggregate unrealized depreciation of investments	(13,249,949)
Net unrealized appreciation of investments	$491,386,298
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,081,286,888	$—	$—	$1,081,286,888
Money Market Fund	21,386,640	—	—	21,386,640
Short-Term Investment	—	16,000,000	—	16,000,000
Total Investments	$1,102,673,528	$16,000,000	$—	$1,118,673,528
There were no Level 3 investments at the beginning or end of the period.
LVIP Nomura Mid Cap Value Fund-9

LVIP Nomura Mid Cap Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	251,472	1,527,993
Service Class	396,671	558,155
Shares reinvested:
Standard Class	—	2,241,251
Service Class	—	649,025
	648,143	4,976,424
Shares redeemed:
Standard Class	(1,992,217)	(3,015,643)
Service Class	(690,887)	(857,537)
	(2,683,104)	(3,873,180)
Net increase (decrease)	(2,034,961)	1,103,244
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Nomura Mid Cap Value Fund-10

LVIP Nomura SMID Cap Core Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Nomura SMID Cap Core Fund

LVIP Nomura SMID Cap Core Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.61%
Aerospace & Defense–1.55%
Carpenter Technology Corp.	10,621	$6,551,458
FTAI Aviation Ltd.	11,506	3,112,718
†Kratos Defense & Security Solutions, Inc.	40,413	2,014,992
		11,679,168
Automobile Components–0.77%
BorgWarner, Inc.	87,304	5,796,986
		5,796,986
Banks–6.80%
East West Bancorp, Inc.	103,484	13,358,750
Southstate Bank Corp.	107,741	10,763,326
UMB Financial Corp.	18,274	2,608,796
Webster Financial Corp.	109,062	8,334,518
WSFS Financial Corp.	78,848	6,050,007
Zions Bancorp NA	145,800	10,087,902
		51,203,299
Biotechnology–4.80%
†Halozyme Therapeutics, Inc.	113,394	8,875,348
†Insmed, Inc.	73,823	7,871,008
†Natera, Inc.	17,230	4,677,084
†Neurocrine Biosciences, Inc.	63,849	10,760,791
†Ultragenyx Pharmaceutical, Inc.	117,754	3,931,806
		36,116,037
Building Products–2.70%
Carlisle Cos., Inc.	8,352	3,029,688
Tecnoglass, Inc.	96,845	4,533,314
†Trex Co., Inc.	100,374	5,022,715
Zurn Elkay Water Solutions Corp. Class C	153,286	7,745,542
		20,331,259
Capital Markets–3.30%
Evercore, Inc. Class A	17,894	6,109,727
Hamilton Lane, Inc. Class A	112,973	8,905,662
Stifel Financial Corp.	141,434	9,867,850
		24,883,239
Chemicals–1.40%
Minerals Technologies, Inc.	142,495	10,540,355
		10,540,355
Commercial Services & Supplies–2.25%
ABM Industries, Inc.	58,458	2,586,182
†Casella Waste Systems, Inc. Class A	42,755	4,145,952
†Clean Harbors, Inc.	19,257	5,753,029
Tetra Tech, Inc.	154,522	4,464,141
		16,949,304
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–0.98%
†Applied Optoelectronics, Inc.	18,916	$2,802,595
†Viasat, Inc.	31,198	2,801,892
†Viavi Solutions, Inc.	37,112	1,772,098
		7,376,585
Construction & Engineering–4.96%
†API Group Corp.	105,698	4,476,310
Arcosa, Inc.	72,314	10,506,501
†Dycom Industries, Inc.	8,271	4,181,735
Quanta Services, Inc.	10,420	7,502,817
†Sterling Infrastructure, Inc.	4,245	3,563,083
WillScot Holdings Corp.	247,270	7,136,212
		37,366,658
Consumer Finance–1.53%
Ally Financial, Inc.	250,558	11,513,140
		11,513,140
Consumer Staples Distribution & Retail–2.77%
†BJ's Wholesale Club Holdings, Inc.	36,436	3,177,948
Casey's General Stores, Inc.	17,175	13,650,518
†Performance Food Group Co.	36,297	4,057,642
		20,886,108
Electrical Equipment–3.11%
†Bloom Energy Corp. Class A	8,476	2,565,685
nVent Electric PLC	39,200	6,648,712
Regal Rexnord Corp.	33,631	8,010,568
†Vicor Corp.	5,645	2,143,858
†X-Energy, Inc.	222,846	4,091,453
		23,460,276
Electronic Equipment, Instruments & Components–2.00%
†Coherent Corp.	23,902	9,428,622
†Fabrinet	4,684	2,632,783
†TTM Technologies, Inc.	16,001	2,992,507
		15,053,912
Energy Equipment & Services–1.44%
Liberty Energy, Inc.	414,911	10,866,519
		10,866,519
Entertainment–1.05%
†IMAX Corp.	198,588	7,915,718
		7,915,718
Financial Services–0.86%
Essent Group Ltd.	100,481	6,458,919
		6,458,919
Gas Utilities–1.13%
Spire, Inc.	108,599	8,480,496
		8,480,496
LVIP Nomura SMID Cap Core Fund-1

LVIP Nomura SMID Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–1.46%
Knight-Swift Transportation Holdings, Inc.	72,865	$5,673,998
†Saia, Inc.	6,453	2,717,745
†XPO, Inc.	12,540	2,574,337
		10,966,080
Health Care Equipment & Supplies–1.46%
†Glaukos Corp.	32,562	4,550,865
†Lantheus Holdings, Inc.	58,384	6,477,121
=†OmniAb, Inc. Earnout Shares	14,046	0
=†OmniAb, Inc. Earnout Shares.	14,046	0
		11,027,986
Health Care Providers & Services–1.52%
Encompass Health Corp.	55,012	5,560,613
†Guardant Health, Inc.	39,287	5,894,229
		11,454,842
Health Care REITs–0.45%
Healthpeak Properties, Inc.	158,711	3,396,415
		3,396,415
Hotels, Restaurants & Leisure–3.01%
Aramark	97,047	5,521,974
†Brinker International, Inc.	28,337	4,760,616
†Life Time Group Holdings, Inc.	187,848	7,671,712
Texas Roadhouse, Inc.	24,355	4,706,117
		22,660,419
Household Durables–1.35%
KB Home	40,458	2,532,266
Toll Brothers, Inc.	46,197	7,610,956
		10,143,222
Industrial REITs–1.02%
First Industrial Realty Trust, Inc.	125,288	7,681,407
		7,681,407
Insurance–2.54%
Axis Capital Holdings Ltd.	110,859	11,910,691
Reinsurance Group of America, Inc.	34,116	7,254,767
		19,165,458
IT Services–0.60%
†Applied Digital Corp.	45,712	1,705,058
†DigitalOcean Holdings, Inc.	18,031	2,831,408
		4,536,466
Leisure Products–1.03%
†YETI Holdings, Inc.	157,209	7,791,278
		7,791,278
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–1.11%
Bio-Techne Corp.	68,542	$4,842,492
†Repligen Corp.	25,779	3,517,287
		8,359,779
Machinery–4.77%
Federal Signal Corp.	59,561	7,652,993
†Gates Industrial Corp. PLC	193,512	5,412,531
Graco, Inc.	49,300	3,727,573
Kadant, Inc.	11,693	3,674,291
Lincoln Electric Holdings, Inc.	30,691	8,148,767
Mueller Industries, Inc.	16,722	2,055,636
†SPX Technologies, Inc.	21,432	5,254,483
		35,926,274
Marine Transportation–1.23%
†Kirby Corp.	67,859	9,226,788
		9,226,788
Media–0.46%
Nexstar Media Group, Inc.	19,360	3,457,502
		3,457,502
Metals & Mining–2.40%
Kaiser Aluminum Corp.	53,563	10,478,529
Reliance, Inc.	20,298	7,583,333
		18,061,862
Multi-Utilities–0.78%
Black Hills Corp.	78,594	5,847,394
		5,847,394
Oil, Gas & Consumable Fuels–3.07%
Expand Energy Corp.	80,430	7,334,412
International Seaways, Inc.	63,400	4,855,806
Permian Resources Corp. Class A	595,517	10,963,468
		23,153,686
Pharmaceuticals–3.56%
†Axsome Therapeutics, Inc.	52,372	12,819,095
†Ligand Pharmaceuticals, Inc.	44,280	13,996,465
		26,815,560
Professional Services–1.53%
†ExlService Holdings, Inc.	197,218	5,100,057
KBR, Inc.	71,495	2,468,722
UL Solutions, Inc. Class A	39,067	3,979,365
		11,548,144
Real Estate Management & Development–0.77%
†Jones Lang LaSalle, Inc.	18,735	5,806,913
		5,806,913
LVIP Nomura SMID Cap Core Fund-2

LVIP Nomura SMID Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–1.02%
Camden Property Trust	66,769	$7,644,383
		7,644,383
Retail REITs–1.72%
Brixmor Property Group, Inc.	167,999	5,297,008
Kite Realty Group Trust	271,010	7,691,264
		12,988,272
Semiconductors & Semiconductor Equipment–8.21%
†Astera Labs, Inc.	26,338	12,721,781
†MACOM Technology Solutions Holdings, Inc.	38,379	14,598,220
†MaxLinear, Inc.	19,815	2,536,914
MKS, Inc.	20,986	9,334,573
†Onto Innovation, Inc.	8,700	3,292,515
†Semtech Corp.	101,515	16,430,203
†SiTime Corp.	3,878	2,891,282
		61,805,488
Software–5.35%
†Box, Inc. Class A	97,118	2,577,512
†Dynatrace, Inc.	83,650	3,673,071
†Guidewire Software, Inc.	64,607	7,949,891
†Hut 8 Corp.	15,907	1,836,384
†Procore Technologies, Inc.	60,318	2,450,117
†PTC, Inc.	18,242	2,072,474
†Q2 Holdings, Inc.	115,613	5,560,985
†Rubrik, Inc. Class A	29,463	2,365,290
†SPS Commerce, Inc.	47,041	2,689,334
†Terawulf, Inc.	71,831	1,774,226
†Varonis Systems, Inc.	174,763	7,333,055
		40,282,339
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.28%
Dick's Sporting Goods, Inc.	42,599	$9,661,879
		9,661,879
Textiles, Apparel & Luxury Goods–0.85%
Steven Madden Ltd.	151,630	6,383,623
		6,383,623
Trading Companies & Distributors–2.66%
Applied Industrial Technologies, Inc.	21,796	7,370,317
Boise Cascade Co.	32,857	2,550,689
WESCO International, Inc.	29,320	10,128,008
		20,049,014
Total Common Stock (Cost $429,296,906)		742,720,451
RIGHTS–0.00%
=†Blueprint Medicines Corp. expiration date 12/31/99	44,455	20,449
Total Rights (Cost $20,449)		20,449

MONEY MARKET FUND–1.48%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	11,161,991	11,161,991
Total Money Market Fund (Cost $11,161,991)		11,161,991

TOTAL INVESTMENTS–100.09% (Cost $440,479,346)	753,902,891
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(691,339)
NET ASSETS APPLICABLE TO 21,891,799 SHARES OUTSTANDING–100.00%	$753,211,552
NET ASSET VALUE PER SHARE–LVIP NOMURA SMID CAP CORE FUND STANDARD CLASS ($493,581,889 / 13,791,548 Shares)	$35.789
NET ASSET VALUE PER SHARE–LVIP NOMURA SMID CAP CORE FUND SERVICE CLASS ($259,629,663 / 8,100,251 Shares)	$32.052
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$328,399,002
Distributable earnings/(accumulated loss)	424,812,550
TOTAL NET ASSETS	$753,211,552

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
LVIP Nomura SMID Cap Core Fund-3

LVIP Nomura SMID Cap Core Fund
Statement of Net Assets (continued)

★Includes $682,313 payable for fund shares redeemed, $12,653 other accrued expenses payable, $521,766 due to manager and affiliates,
$14,840 payable for audit fee and $13,659 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura SMID Cap Core Fund-4

LVIP Nomura SMID Cap Core Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends	$4,192,026
EXPENSES:
Management fees	2,520,664
Distribution fees-Service Class	356,835
Shareholder servicing fees	99,292
Accounting and administration expenses	61,539
Professional fees	25,729
Reports and statements to shareholders	25,176
Trustees’ fees and expenses	9,551
Consulting fees	3,527
Custodian fees	2,540
Pricing fees	1,205
Other	12,528
3,118,586
Less:
Expenses reimbursed	(22,675)
Total operating expenses	3,095,911
NET INVESTMENT INCOME	1,096,115
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	77,289,522
Net change in unrealized appreciation (depreciation) of investments	59,889,661
NET REALIZED AND UNREALIZED GAIN	137,179,183
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$138,275,298
See accompanying notes, which are an integral part of the financial statements.

LVIP Nomura SMID Cap Core Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,096,115	$2,620,600
Net realized gain	77,289,522	38,067,710
Net change in unrealized appreciation (depreciation)	59,889,661	14,472,155
Net increase in net assets resulting from operations	138,275,298	55,160,465
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(12,738,147)
Service Class	—	(7,144,363)
	—	(19,882,510)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	15,237,859	38,215,125
Service Class	11,136,924	34,967,602
Reinvestment of dividends and distributions:
Standard Class	—	12,738,147
Service Class	—	7,144,363
	26,374,783	93,065,237
Cost of shares redeemed:
Standard Class	(39,950,824)	(81,702,755)
Service Class	(35,273,666)	(39,507,898)
	(75,224,490)	(121,210,653)
Decrease in net assets derived from capital share transactions	(48,849,707)	(28,145,416)
NET INCREASE IN NET ASSETS	89,425,591	7,132,539
NET ASSETS:
Beginning of period	663,785,961	656,653,422
End of period	$753,211,552	$663,785,961
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura SMID Cap Core Fund-5

LVIP Nomura SMID Cap Core Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura SMID Cap Core Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21[3]
Net asset value, beginning of period	$29.358	$27.813	$25.561	$23.395	$28.114	$24.740
Income (loss) from investment operations:
Net investment income[4]	0.067	0.142	0.153	0.180	0.167	0.052
Net realized and unrealized gain (loss)	6.364	2.285	3.572	3.529	(4.065)	5.604
Total from investment operations	6.431	2.427	3.725	3.709	(3.898)	5.656
Less dividends and distributions from:
Net investment income	—	(0.160)	(0.165)	(0.273)	(0.111)	(0.273)
Net realized gain	—	(0.722)	(1.308)	(1.270)	(0.710)	(2.008)
Return of capital	—	—	—	—	—	(0.001)
Total dividends and distributions	—	(0.882)	(1.473)	(1.543)	(0.821)	(2.282)
Net asset value, end of period	$35.789	$29.358	$27.813	$25.561	$23.395	$28.114
Total return[5]	21.91%	8.85%	14.73%	16.45%	(13.73% )	23.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$493,582	$427,723	$435,084	$411,197	$373,770	$467,478
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.81%	0.81%	0.81%	0.81%	0.81%	0.80%
Ratio of net investment income to average net assets	0.42%	0.51%	0.57%	0.74%	0.68%	0.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.41%	0.50%	0.56%	0.73%	0.67%	0.19%
Portfolio turnover	23%	19%	11%	17%	19%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[3]
The Fund adopted the accounting and performance history of the Delaware VIP SMID Cap Core Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP SMID Cap Core Series.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura SMID Cap Core Fund-6

LVIP Nomura SMID Cap Core Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura SMID Cap Core Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21[3]
Net asset value, beginning of period	$26.332	$25.039	$23.148	$21.331	$25.715	$22.750
Income (loss) from investment operations:
Net investment income (loss)[4]	0.018	0.053	0.065	0.097	0.085	(0.031)
Net realized and unrealized gain (loss)	5.702	2.046	3.225	3.198	(3.718)	5.154
Total from investment operations	5.720	2.099	3.290	3.295	(3.633)	5.123
Less dividends and distributions from:
Net investment income	—	(0.084)	(0.091)	(0.208)	(0.041)	(0.148)
Net realized gain	—	(0.722)	(1.308)	(1.270)	(0.710)	(2.009)
Return of capital	—	—	—	—	—	(0.001)
Total dividends and distributions	—	(0.806)	(1.399)	(1.478)	(0.751)	(2.158)
Net asset value, end of period	$32.052	$26.332	$25.039	$23.148	$21.331	$25.715
Total return[5]	21.72%	8.53%	14.38%	16.10%	(13.99% )	22.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$259,630	$236,063	$221,569	$207,517	$187,903	$244,643
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.11%	1.11%	1.11%	1.11%	1.11%	1.10%
Ratio of net investment income (loss) to average net assets	0.12%	0.21%	0.27%	0.44%	0.38%	(0.13% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.11%	0.20%	0.26%	0.43%	0.37%	(0.13% )
Portfolio turnover	23%	19%	11%	17%	19%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[3]
The Fund adopted the accounting and performance history of the Delaware VIP SMID Cap Core Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP SMID Cap Core Series.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura SMID Cap Core Fund-7

LVIP Nomura SMID Cap Core Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Nomura SMID Cap Core Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from
LVIP Nomura SMID Cap Core Fund-8

LVIP Nomura SMID Cap Core Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund's average daily net assets; 0.70% of the next $500 million; 0.65% of the next $1.5 billion; and 0.60% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.80% of the Fund’s average daily net assets for the Standard Class and 1.10% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$43,886	$45,252	$54,114	$143,252
Nomura Investments Fund Advisers (“NIFA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays NIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$26,811
Legal	4,460
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $19,810 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP Nomura SMID Cap Core Fund-9

LVIP Nomura SMID Cap Core Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$442,194
Distribution fees payable to LFD	62,137
Shareholder servicing fees payable to Lincoln Life	17,435
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$156,011,469
Sales	201,210,678
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$440,479,346
Aggregate unrealized appreciation of investments	$321,479,451
Aggregate unrealized depreciation of investments	(8,055,906)
Net unrealized appreciation of investments	$313,423,545
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Nomura SMID Cap Core Fund-10

LVIP Nomura SMID Cap Core Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$11,679,168	$—	$—	$11,679,168
Automobile Components	5,796,986	—	—	5,796,986
Banks	51,203,299	—	—	51,203,299
Biotechnology	36,116,037	—	—	36,116,037
Building Products	20,331,259	—	—	20,331,259
Capital Markets	24,883,239	—	—	24,883,239
Chemicals	10,540,355	—	—	10,540,355
Commercial Services & Supplies	16,949,304	—	—	16,949,304
Communications Equipment	7,376,585	—	—	7,376,585
Construction & Engineering	37,366,658	—	—	37,366,658
Consumer Finance	11,513,140	—	—	11,513,140
Consumer Staples Distribution & Retail	20,886,108	—	—	20,886,108
Electrical Equipment	23,460,276	—	—	23,460,276
Electronic Equipment, Instruments & Components	15,053,912	—	—	15,053,912
Energy Equipment & Services	10,866,519	—	—	10,866,519
Entertainment	7,915,718	—	—	7,915,718
Financial Services	6,458,919	—	—	6,458,919
Gas Utilities	8,480,496	—	—	8,480,496
Ground Transportation	10,966,080	—	—	10,966,080
Health Care Equipment & Supplies	11,027,986	—	— *	11,027,986
Health Care Providers & Services	11,454,842	—	—	11,454,842
Health Care REITs	3,396,415	—	—	3,396,415
Hotels, Restaurants & Leisure	22,660,419	—	—	22,660,419
Household Durables	10,143,222	—	—	10,143,222
Industrial REITs	7,681,407	—	—	7,681,407
Insurance	19,165,458	—	—	19,165,458
IT Services	4,536,466	—	—	4,536,466
Leisure Products	7,791,278	—	—	7,791,278
Life Sciences Tools & Services	8,359,779	—	—	8,359,779
Machinery	35,926,274	—	—	35,926,274
Marine Transportation	9,226,788	—	—	9,226,788
Media	3,457,502	—	—	3,457,502
Metals & Mining	18,061,862	—	—	18,061,862
Multi-Utilities	5,847,394	—	—	5,847,394
Oil, Gas & Consumable Fuels	23,153,686	—	—	23,153,686
Pharmaceuticals	26,815,560	—	—	26,815,560
Professional Services	11,548,144	—	—	11,548,144
Real Estate Management & Development	5,806,913	—	—	5,806,913
Residential REITs	7,644,383	—	—	7,644,383
Retail REITs	12,988,272	—	—	12,988,272
Semiconductors & Semiconductor Equipment	61,805,488	—	—	61,805,488
Software	40,282,339	—	—	40,282,339
Specialty Retail	9,661,879	—	—	9,661,879
Textiles, Apparel & Luxury Goods	6,383,623	—	—	6,383,623
Trading Companies & Distributors	20,049,014	—	—	20,049,014
Rights	—	—	20,449	20,449
Money Market Fund	11,161,991	—	—	11,161,991
Total Investments	$753,882,442	$—	$20,449	$753,902,891

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the period ended June 30, 2026, there were no permanent differences requiring a reclassification.
LVIP Nomura SMID Cap Core Fund-11

LVIP Nomura SMID Cap Core Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	475,219	1,388,105
Service Class	388,315	1,407,672
Shares reinvested:
Standard Class	—	449,311
Service Class	—	282,532
	863,534	3,527,620
Shares redeemed:
Standard Class	(1,253,086)	(2,911,310)
Service Class	(1,253,108)	(1,573,954)
	(2,506,194)	(4,485,264)
Net decrease	(1,642,660)	(957,644)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Nomura SMID Cap Core Fund-12

LVIP Nomura Social Awareness Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Nomura Social Awareness Fund

LVIP Nomura Social Awareness Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.53%
Aerospace & Defense–0.52%
FTAI Aviation Ltd.	15,865	$4,291,958
		4,291,958
Automobile Components–0.44%
BorgWarner, Inc.	54,345	3,608,508
		3,608,508
Automobiles–0.86%
†Tesla, Inc.	16,714	7,029,908
		7,029,908
Banks–5.72%
East West Bancorp, Inc.	76,623	9,891,263
JPMorgan Chase & Co.	57,697	18,885,959
U.S. Bancorp	185,654	11,213,502
Webster Financial Corp.	88,734	6,781,052
		46,771,776
Biotechnology–2.79%
†Insmed, Inc.	40,147	4,280,473
†Natera, Inc.	23,560	6,395,362
†Neurocrine Biosciences, Inc.	29,002	4,887,852
†Vertex Pharmaceuticals, Inc.	14,575	7,239,840
		22,803,527
Broadline Retail–3.77%
†Amazon.com, Inc.	129,558	30,878,854
		30,878,854
Building Products–2.06%
Carlisle Cos., Inc.	10,052	3,646,363
Trane Technologies PLC	19,991	9,818,780
†Trex Co., Inc.	68,231	3,414,279
		16,879,422
Capital Markets–2.76%
Blackrock, Inc.	7,216	6,938,617
Evercore, Inc. Class A	18,316	6,253,815
Intercontinental Exchange, Inc.	39,581	4,872,817
Raymond James Financial, Inc.	29,429	4,474,091
		22,539,340
Chemicals–1.81%
Corteva, Inc.	62,954	5,331,574
DuPont de Nemours, Inc.	17,765	2,409,645
Linde PLC	13,582	7,048,243
		14,789,462
Commercial Services & Supplies–0.45%
Waste Management, Inc.	16,359	3,646,094
		3,646,094
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–1.38%
Cisco Systems, Inc.	96,039	$11,280,741
		11,280,741
Construction & Engineering–2.88%
Quanta Services, Inc.	32,749	23,580,590
		23,580,590
Consumer Finance–0.58%
Ally Financial, Inc.	104,006	4,779,076
		4,779,076
Consumer Staples Distribution & Retail–2.24%
Casey's General Stores, Inc.	13,901	11,048,376
†Performance Food Group Co.	65,338	7,304,135
		18,352,511
Diversified Telecommunication Services–0.75%
AT&T, Inc.	150,458	3,114,481
Comcast Corp. Class A	123,310	3,027,260
		6,141,741
Electrical Equipment–1.78%
AMETEK, Inc.	17,467	4,225,966
Eaton Corp. PLC	15,360	6,545,203
Emerson Electric Co.	26,584	3,805,500
		14,576,669
Entertainment–1.34%
†Netflix, Inc.	87,504	6,247,786
Walt Disney Co.	49,241	4,739,446
		10,987,232
Financial Services–2.09%
Visa, Inc. Class A	49,721	17,058,778
		17,058,778
Ground Transportation–1.63%
CSX Corp.	167,592	7,965,648
Knight-Swift Transportation Holdings, Inc.	68,944	5,368,669
		13,334,317
Health Care Equipment & Supplies–2.01%
Abbott Laboratories	55,025	4,992,968
†Boston Scientific Corp.	53,678	2,290,977
†Edwards Lifesciences Corp.	45,212	4,089,878
†Lantheus Holdings, Inc.	46,037	5,107,345
		16,481,168
Health Care Providers & Services–0.77%
Cigna Group	22,845	6,297,910
		6,297,910
LVIP Nomura Social Awareness Fund-1

LVIP Nomura Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.18%
†Veeva Systems, Inc. Class A	8,506	$1,509,560
		1,509,560
Hotels, Restaurants & Leisure–1.83%
Aramark	86,211	4,905,406
Starbucks Corp.	47,261	4,829,602
Texas Roadhouse, Inc.	27,054	5,227,644
		14,962,652
Household Durables–0.60%
Toll Brothers, Inc.	29,706	4,894,063
		4,894,063
Industrial REITs–0.51%
First Industrial Realty Trust, Inc.	67,710	4,151,300
		4,151,300
Insurance–1.61%
Axis Capital Holdings Ltd.	57,063	6,130,849
Reinsurance Group of America, Inc.	32,950	7,006,817
		13,137,666
Interactive Media & Services–8.69%
Alphabet, Inc. Class A	149,289	53,351,410
Meta Platforms, Inc. Class A	31,473	17,728,426
		71,079,836
IT Services–0.67%
Accenture PLC Class A	20,850	2,594,574
†Snowflake, Inc. Class A	11,491	2,924,459
		5,519,033
Leisure Products–0.59%
†YETI Holdings, Inc.	97,373	4,825,806
		4,825,806
Life Sciences Tools & Services–1.17%
†Repligen Corp.	22,706	3,098,007
Thermo Fisher Scientific, Inc.	12,940	6,487,598
		9,585,605
Machinery–4.06%
Caterpillar, Inc.	14,645	15,595,460
Lincoln Electric Holdings, Inc.	18,860	5,007,519
Parker-Hannifin Corp.	12,928	12,645,135
		33,248,114
Media–0.02%
Versant Media Group, Inc.	4,895	176,269
		176,269
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–3.14%
ConocoPhillips	59,428	$6,178,135
Diamondback Energy, Inc.	43,629	7,669,106
Expand Energy Corp.	59,166	5,395,347
Permian Resources Corp. Class A	348,556	6,416,916
		25,659,504
Pharmaceuticals–3.62%
Eli Lilly & Co.	16,770	20,114,441
Merck & Co., Inc.	73,611	9,459,013
		29,573,454
Real Estate Management & Development–0.49%
†Jones Lang LaSalle, Inc.	12,879	3,991,846
		3,991,846
Semiconductors & Semiconductor Equipment–13.85%
Broadcom, Inc.	85,223	32,192,988
NVIDIA Corp.	310,214	62,070,719
†ON Semiconductor Corp.	62,585	5,916,786
Qnity Electronics, Inc. Class W/I	26,647	4,351,722
Texas Instruments, Inc.	29,514	8,797,238
		113,329,453
Software–9.91%
†Adobe, Inc.	7,462	1,529,859
†Crowdstrike Holdings, Inc. Class A	15,728	12,002,666
Intuit, Inc.	7,040	1,837,440
Microsoft Corp.	98,526	36,752,169
Oracle Corp.	30,770	4,509,343
†Palo Alto Networks, Inc.	25,604	8,731,476
†PTC, Inc.	17,414	1,978,405
Roper Technologies, Inc.	11,602	3,926,001
Salesforce, Inc.	23,392	3,664,591
†ServiceNow, Inc.	40,783	4,048,936
†Tyler Technologies, Inc.	7,133	2,086,117
		81,067,003
Specialized REITs–0.40%
American Tower Corp.	19,757	3,231,652
		3,231,652
Specialty Retail–2.48%
Dick's Sporting Goods, Inc.	29,277	6,640,316
Home Depot, Inc.	27,089	9,553,749
Tractor Supply Co.	128,172	4,051,517
		20,245,582
Technology Hardware, Storage & Peripherals–5.70%
Apple, Inc.	161,034	46,596,798
		46,596,798
LVIP Nomura Social Awareness Fund-2

LVIP Nomura Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.38%
American Water Works Co., Inc.	23,846	$3,137,657
		3,137,657
Total Common Stock (Cost $249,897,307)		806,032,435

MONEY MARKET FUND–1.51%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	12,365,371	12,365,371
Total Money Market Fund (Cost $12,365,371)		12,365,371

TOTAL INVESTMENTS–100.04% (Cost $262,262,678)	$818,397,806
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(320,619)
NET ASSETS APPLICABLE TO 13,726,112 SHARES OUTSTANDING–100.00%	$818,077,187
NET ASSET VALUE PER SHARE–LVIP NOMURA SOCIAL AWARENESS FUND STANDARD CLASS ($691,333,533 / 11,574,720 Shares)	$59.728
NET ASSET VALUE PER SHARE–LVIP NOMURA SOCIAL AWARENESS FUND SERVICE CLASS ($126,743,654 / 2,151,392 Shares)	$58.912
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$139,769,161
Distributable earnings/(accumulated loss)	678,308,026
TOTAL NET ASSETS	$818,077,187

†Non-income producing.

★Includes $339,093 payable for fund shares redeemed, $9,419 other accrued expenses payable, $305,338 due to manager and affiliates,
$14,229 payable for audit fee and $16,759 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Social Awareness Fund-3

LVIP Nomura Social Awareness Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends	$4,261,356
EXPENSES:
Management fees	1,483,032
Distribution fees-Service Class	218,144
Shareholder servicing fees	116,516
Accounting and administration expenses	72,600
Professional fees	26,447
Reports and statements to shareholders	19,170
Trustees’ fees and expenses	11,661
Consulting fees	3,885
Custodian fees	2,908
Pricing fees	1,270
Other	14,828
Total operating expenses	1,970,461
NET INVESTMENT INCOME	2,290,895
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	41,562,490
Net change in unrealized appreciation (depreciation) of investments	6,651,123
NET REALIZED AND UNREALIZED GAIN	48,213,613
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,504,508
See accompanying notes, which are an integral part of the financial statements.

LVIP Nomura Social Awareness Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,290,895	$5,147,791
Net realized gain	41,562,490	82,621,188
Net change in unrealized appreciation (depreciation)	6,651,123	24,648,863
Net increase in net assets resulting from operations	50,504,508	112,417,842
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(59,998,888)
Service Class	—	(10,602,607)
	—	(70,601,495)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,252,335	8,086,071
Service Class	3,790,617	6,132,178
Reinvestment of dividends and distributions:
Standard Class	—	59,998,888
Service Class	—	10,602,607
	8,042,952	84,819,744
Cost of shares redeemed:
Standard Class	(50,545,334)	(101,015,694)
Service Class	(12,255,365)	(20,973,339)
	(62,800,699)	(121,989,033)
Decrease in net assets derived from capital share transactions	(54,757,747)	(37,169,289)
NET INCREASE (DECREASE) IN NET ASSETS	(4,253,239)	4,647,058
NET ASSETS:
Beginning of period	822,330,426	817,683,368
End of period	$818,077,187	$822,330,426
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Social Awareness Fund-4

LVIP Nomura Social Awareness Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura Social Awareness Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$56.094	$53.259	$45.827	$38.311	$54.896	$45.599
Income (loss) from investment operations:
Net investment income[3]	0.177	0.379	0.398	0.419	0.476	0.418
Net realized and unrealized gain (loss)	3.457	7.494	9.173	10.816	(11.429)	11.535
Total from investment operations	3.634	7.873	9.571	11.235	(10.953)	11.953
Less dividends and distributions from:
Net investment income	—	(0.387)	(0.430)	(0.429)	(0.480)	(0.433)
Net realized gain	—	(4.651)	(1.709)	(3.290)	(5.152)	(2.223)
Total dividends and distributions	—	(5.038)	(2.139)	(3.719)	(5.632)	(2.656)
Net asset value, end of period	$59.728	$56.094	$53.259	$45.827	$38.311	$54.896
Total return[4]	6.48%	15.06%	21.07%	30.17%	(19.71% )	26.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$691,334	$694,776	$692,356	$651,939	$555,475	$760,315
Ratio of expenses to average net assets	0.44%	0.44%	0.43%	0.45%	0.44%	0.43%
Ratio of net investment income to average net assets	0.62%	0.69%	0.78%	0.97%	1.05%	0.81%
Portfolio turnover	2%	10%	5%	6%	12%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Social Awareness Fund-5

LVIP Nomura Social Awareness Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura Social Awareness Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$55.424	$52.695	$45.365	$37.973	$54.473	$45.280
Income (loss) from investment operations:
Net investment income[3]	0.077	0.186	0.217	0.266	0.314	0.235
Net realized and unrealized gain (loss)	3.411	7.392	9.067	10.699	(11.330)	11.436
Total from investment operations	3.488	7.578	9.284	10.965	(11.016)	11.671
Less dividends and distributions from:
Net investment income	—	(0.198)	(0.245)	(0.283)	(0.332)	(0.255)
Net realized gain	—	(4.651)	(1.709)	(3.290)	(5.152)	(2.223)
Total dividends and distributions	—	(4.849)	(1.954)	(3.573)	(5.484)	(2.478)
Net asset value, end of period	$58.912	$55.424	$52.695	$45.365	$37.973	$54.473
Total return[4]	6.29%	14.65%	20.65%	29.72%	(19.99% )	25.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$126,744	$127,554	$125,327	$119,535	$99,831	$133,121
Ratio of expenses to average net assets	0.79%	0.79%	0.78%	0.80%	0.79%	0.78%
Ratio of net investment income to average net assets	0.27%	0.34%	0.43%	0.62%	0.70%	0.46%
Portfolio turnover	2%	10%	5%	6%	12%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Social Awareness Fund-6

LVIP Nomura Social Awareness Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Nomura Social Awareness Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Distributions received from
LVIP Nomura Social Awareness Fund-7

LVIP Nomura Social Awareness Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Nomura Investments Fund Advisers (“NIFA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays NIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$31,950
Legal	5,315
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,575 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$248,676
Distribution fees payable to LFD	36,619
Printing and mailing fees payable to Lincoln Life	454
Shareholder servicing fees payable to Lincoln Life	19,589
LVIP Nomura Social Awareness Fund-8

LVIP Nomura Social Awareness Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2026, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$18,047,902
Sales	76,974,458
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$262,262,678
Aggregate unrealized appreciation of investments	$561,476,990
Aggregate unrealized depreciation of investments	(5,341,862)
Net unrealized appreciation of investments	$556,135,128
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Nomura Social Awareness Fund-9

LVIP Nomura Social Awareness Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$806,032,435	$—	$—	$806,032,435
Money Market Fund	12,365,371	—	—	12,365,371
Total Investments	$818,397,806	$—	$—	$818,397,806
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	74,827	151,562
Service Class	67,822	115,468
Shares reinvested:
Standard Class	—	1,090,855
Service Class	—	195,727
	142,649	1,553,612
Shares redeemed:
Standard Class	(886,141)	(1,856,111)
Service Class	(217,869)	(388,109)
	(1,104,010)	(2,244,220)
Net decrease	(961,361)	(690,608)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. Investing exclusively in socially responsible companies is a type of environmental, social and governance (“ESG”) investing. An assessment of ESG factors for the Fund may differ from the views of other investors and advisers. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Nomura Social Awareness Fund-10

LVIP Nomura Social Awareness Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Nomura Social Awareness Fund-11

LVIP Nomura U.S. Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Nomura U.S. Growth Fund

LVIP Nomura U.S. Growth Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.63%
Aerospace & Defense–2.05%
General Electric Co.	21,052	$7,867,764
Howmet Aerospace, Inc.	10,176	2,735,919
		10,603,683
Automobiles–3.32%
†Tesla, Inc.	40,881	17,194,549
		17,194,549
Banks–2.81%
Citigroup, Inc.	32,591	4,561,436
Popular, Inc.	60,808	9,983,458
		14,544,894
Biotechnology–2.72%
AbbVie, Inc.	45,017	11,328,078
†Alnylam Pharmaceuticals, Inc.	4,376	1,317,307
†Exelixis, Inc.	27,099	1,474,457
		14,119,842
Broadline Retail–2.39%
†Amazon.com, Inc.	51,895	12,368,654
		12,368,654
Communications Equipment–1.45%
†Arista Networks, Inc.	44,345	7,533,329
		7,533,329
Construction & Engineering–1.64%
Comfort Systems USA, Inc.	4,275	8,472,836
		8,472,836
Consumer Staples Distribution & Retail–2.13%
Costco Wholesale Corp.	11,816	11,053,513
		11,053,513
Diversified Consumer Services–0.31%
†Grand Canyon Education, Inc.	11,276	1,613,708
		1,613,708
Electrical Equipment–2.33%
GE Vernova, Inc.	7,312	8,590,577
Vertiv Holdings Co. Class A	10,332	3,459,360
		12,049,937
Electronic Equipment, Instruments & Components–1.82%
Amphenol Corp. Class A	53,515	9,435,765
		9,435,765
Entertainment–1.36%
†Netflix, Inc.	21,587	1,541,312
†Roku, Inc.	39,980	5,522,837
		7,064,149
Financial Services–1.75%
Mastercard, Inc. Class A	6,041	3,102,658
†Toast, Inc. Class A	108,762	3,025,759
Visa, Inc. Class A	8,628	2,960,180
		9,088,597
Health Care Providers & Services–2.62%
Cardinal Health, Inc.	36,279	8,618,439
McKesson Corp.	6,577	4,969,581
		13,588,020
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–1.47%
Booking Holdings, Inc.	32,559	$5,803,316
Expedia Group, Inc.	7,188	1,839,266
		7,642,582
Interactive Media & Services–12.73%
Alphabet, Inc. Class A	134,078	47,643,284
Meta Platforms, Inc. Class A	29,883	16,832,795
†Reddit, Inc. Class A	8,770	1,522,297
		65,998,376
Oil, Gas & Consumable Fuels–0.22%
Phillips 66	6,653	1,124,690
		1,124,690
Pharmaceuticals–3.30%
Eli Lilly & Co.	14,245	17,085,880
		17,085,880
Semiconductors & Semiconductor Equipment–30.43%
†Advanced Micro Devices, Inc.	16,591	9,637,878
Applied Materials, Inc.	7,962	5,756,526
†Astera Labs, Inc.	10,902	5,265,884
Broadcom, Inc.	62,206	23,498,317
KLA Corp.	14,310	4,317,470
Lam Research Corp.	39,433	17,087,502
Micron Technology, Inc.	14,780	17,060,406
NVIDIA Corp.	342,704	68,571,643
Texas Instruments, Inc.	21,949	6,542,338
		157,737,964
Software–11.21%
†AppLovin Corp. Class A	7,799	4,018,279
†Autodesk, Inc.	11,930	2,319,431
†Docusign, Inc.	75,587	3,357,575
†HubSpot, Inc.	14,148	2,582,151
Intuit, Inc.	7,196	1,878,156
Microsoft Corp.	68,665	25,613,418
Oracle Corp.	16,125	2,363,119
†Palantir Technologies, Inc. Class A	64,116	7,480,414
Pegasystems, Inc.	132,919	3,983,582
†ServiceNow, Inc.	45,411	4,508,404
		58,104,529
Specialty Retail–1.43%
TJX Cos., Inc.	49,009	7,424,863
		7,424,863
Technology Hardware, Storage & Peripherals–8.57%
Apple, Inc.	115,947	33,550,424
Dell Technologies, Inc. Class C	12,610	5,440,710
†Sandisk Corp.	1,305	2,967,218
Western Digital Corp.	3,817	2,437,994
		44,396,346
Textiles, Apparel & Luxury Goods–1.57%
Ralph Lauren Corp.	11,875	4,766,744
Tapestry, Inc.	22,911	3,353,712
		8,120,456
Total Common Stock (Cost $254,887,124)		516,367,162

LVIP Nomura U.S. Growth Fund-1

LVIP Nomura U.S. Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.50%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	2,605,676	$2,605,676
Total Money Market Fund (Cost $2,605,676)		2,605,676

TOTAL INVESTMENTS–100.13% (Cost $257,492,800)	518,972,838
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(668,649)
NET ASSETS APPLICABLE TO 36,586,138 SHARES OUTSTANDING–100.00%	$518,304,189
NET ASSET VALUE PER SHARE–LVIP NOMURA U.S. GROWTH FUND STANDARD CLASS ($113,993,575 / 7,277,021 Shares)	$15.665
NET ASSET VALUE PER SHARE–LVIP NOMURA U.S. GROWTH FUND SERVICE CLASS ($404,310,614 / 29,309,117 Shares)	$13.795
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$164,864,457
Distributable earnings/(accumulated loss)	353,439,732
TOTAL NET ASSETS	$518,304,189

†Non-income producing.

★Includes $467,377 payable for fund shares redeemed, $5,723 other accrued expenses payable, $388,769 due to manager and affiliates,
$13,501 payable for audit fee and $11,842 payable for fund accounting fee as of June 30, 2026.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura U.S. Growth Fund-2

LVIP Nomura U.S. Growth Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $10,445)	$1,338,369
EXPENSES:
Management fees	1,600,141
Distribution fees-Service Class	578,796
Shareholder servicing fees	71,475
Accounting and administration expenses	48,302
Reports and statements to shareholders	30,609
Professional fees	22,546
Trustees’ fees and expenses	7,085
Consulting fees	2,987
Custodian fees	1,849
Pricing fees	776
Other	11,088
Total operating expenses	2,375,654
NET INVESTMENT LOSS	(1,037,285)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	46,905,797
Net change in unrealized appreciation (depreciation) of investments	(3,405,781)
NET REALIZED AND UNREALIZED GAIN	43,500,016
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,462,731
See accompanying notes, which are an integral part of the financial statements.

LVIP Nomura U.S. Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,037,285)	$(2,022,115)
Net realized gain	46,905,797	49,320,420
Net change in unrealized appreciation (depreciation)	(3,405,781)	51,732,054
Net increase in net assets resulting from operations	42,462,731	99,030,359
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(11,455,169)
Service Class	—	(44,101,466)
	—	(55,556,635)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,693,861	18,197,091
Service Class	25,862,269	52,726,376
Reinvestment of dividends and distributions:
Standard Class	—	11,455,169
Service Class	—	44,101,466
	35,556,130	126,480,102
Cost of shares redeemed:
Standard Class	(12,632,518)	(31,212,513)
Service Class	(44,998,470)	(96,750,940)
	(57,630,988)	(127,963,453)
Decrease in net assets derived from capital share transactions	(22,074,858)	(1,483,351)
NET INCREASE IN NET ASSETS	20,387,873	41,990,373
NET ASSETS:
Beginning of period	497,916,316	455,925,943
End of period	$518,304,189	$497,916,316
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura U.S. Growth Fund-3

LVIP Nomura U.S. Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura U.S. Growth Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21[3]
Net asset value, beginning of period	$14.397	$13.056	$10.564	$7.121	$12.491	$13.770
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.013)	(0.027)	(0.023)	0.014	0.011	(0.028)
Net realized and unrealized gain (loss)	1.281	2.922	3.577	3.429	(3.464)	2.193
Total from investment operations	1.268	2.895	3.554	3.443	(3.453)	2.165
Less dividends and distributions from:
Net realized gain	—	(1.554)	(1.062)	—	(1.917)	(3.443)
Return of capital	—	—	—	—	—	(0.001)
Total dividends and distributions	—	(1.554)	(1.062)	—	(1.917)	(3.444)
Net asset value, end of period	$15.665	$14.397	$13.056	$10.564	$7.121	$12.491
Total return[5]	8.81%	22.61%	34.07%	48.35%	(27.66% )	18.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$113,994	$107,613	$98,161	$168,808	$56,620	$74,978
Ratio of expenses to average net assets	0.73%	0.72%	0.72%	0.72%	0.73%	0.72%
Ratio of net investment income (loss) to average net assets	(0.19% )	(0.20% )	(0.19% )	0.16%	0.12%	(0.23% )
Portfolio turnover	25%	29%	42%	41%	33%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[3]
The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP U.S. Growth Series.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura U.S. Growth Fund-4

LVIP Nomura U.S. Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura U.S. Growth Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21[3]
Net asset value, beginning of period	$12.697	$11.703	$9.584	$6.480	$11.638	$13.080
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.031)	(0.060)	(0.054)	(0.012)	(0.015)	(0.062)
Net realized and unrealized gain (loss)	1.129	2.608	3.235	3.116	(3.226)	2.064
Total from investment operations	1.098	2.548	3.181	3.104	(3.241)	2.002
Less dividends and distributions from:
Net realized gain	—	(1.554)	(1.062)	—	(1.917)	(3.443)
Return of capital	—	—	—	—	—	(0.001)
Total dividends and distributions	—	(1.554)	(1.062)	—	(1.917)	(3.444)
Net asset value, end of period	$13.795	$12.697	$11.703	$9.584	$6.480	$11.638
Total return[5]	8.65%	22.24%	33.66%	47.90%	(27.88% )	17.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$404,310	$390,303	$357,765	$326,094	$262,696	$376,868
Ratio of expenses to average net assets	1.03%	1.02%	1.02%	1.02%	1.03%	1.02%
Ratio of net investment loss to average net assets	(0.49% )	(0.50% )	(0.49% )	(0.14% )	(0.18% )	(0.53% )
Portfolio turnover	25%	29%	42%	41%	33%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[3]
The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP U.S. Growth Series.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura U.S. Growth Fund-5

LVIP Nomura U.S. Growth Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Nomura U.S. Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Nomura U.S. Growth Fund-6

LVIP Nomura U.S. Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.73% of the average daily net assets for the Standard Class and 1.03% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2026, no expense reimbursements were subject to recoupment.
Nomura Investments Fund Advisers (“NIFA”) (the “Sub-Adviser”), is responsible for the day-to-day management of the Fund’s investment portfolio. In managing the Fund, NIFA may utilize sub-sub-adviser, Macquarie Investment Management Global Limited (“MIMGL”). For these services, LFI, not the Fund, pays NIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$19,449
Legal	3,237
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Nomura U.S. Growth Fund-7

LVIP Nomura U.S. Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $26,056 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$277,127
Distribution fees payable to LFD	99,347
Shareholder servicing fees payable to Lincoln Life	12,295
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$122,876,297
Sales	144,902,064
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$257,492,800
Aggregate unrealized appreciation of investments	$271,483,614
Aggregate unrealized depreciation of investments	(10,003,576)
Net unrealized appreciation of investments	$261,480,038
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Nomura U.S. Growth Fund-8

LVIP Nomura U.S. Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$516,367,162	$—	$—	$516,367,162
Money Market Fund	2,605,676	—	—	2,605,676
Total Investments	$518,972,838	$—	$—	$518,972,838
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	674,969	1,373,517
Service Class	2,021,731	4,485,612
Shares reinvested:
Standard Class	—	823,994
Service Class	—	3,594,252
	2,696,700	10,277,375
Shares redeemed:
Standard Class	(872,627)	(2,241,594)
Service Class	(3,452,213)	(7,910,756)
	(4,324,840)	(10,152,350)
Net increase (decrease)	(1,628,140)	125,025
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP Nomura U.S. Growth Fund-9

LVIP Nomura U.S. Growth Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Nomura U.S. Growth Fund-10

LVIP Nomura U.S. REIT Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Nomura U.S. REIT Fund

LVIP Nomura U.S. REIT Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.25%
REIT Apartments–12.25%
American Homes 4 Rent Class A	128,845	$4,318,884
AvalonBay Communities, Inc.	43,791	8,262,924
Camden Property Trust	44,443	5,088,279
Equity Residential	125,151	8,501,507
Essex Property Trust, Inc.	24,979	7,283,627
Invitation Homes, Inc.	245,152	7,406,042
Mid-America Apartment Communities, Inc.	38,947	5,411,296
NexPoint Residential Trust, Inc.	15,368	429,075
UDR, Inc.	20,068	801,114
		47,502,748
REIT Diversified–20.88%
Broadstone Net Lease, Inc.	60,537	1,251,300
Digital Realty Trust, Inc.	89,523	16,076,540
EPR Properties	33,910	1,967,119
Equinix, Inc.	26,024	27,127,157
Gaming & Leisure Properties, Inc.	165,667	7,377,152
Gladstone Commercial Corp.	93,317	1,147,799
InvenTrust Properties Corp.	7,012	248,225
Lamar Advertising Co. Class A	35,876	5,595,938
Outfront Media, Inc.	158,668	5,197,964
VICI Properties, Inc.	471,512	12,518,644
WP Carey, Inc.	33,985	2,429,927
		80,937,765
REIT Health Care–18.80%
Alexandria Real Estate Equities, Inc.	36,476	1,927,757
American Healthcare REIT, Inc.	21,365	1,114,185
CareTrust REIT, Inc.	138,745	5,598,361
Healthpeak Properties, Inc.	173,956	3,722,658
Medical Properties Trust, Inc.	137,928	637,227
National Health Investors, Inc.	24,549	1,872,107
Omega Healthcare Investors, Inc.	89,736	4,278,612
Universal Health Realty Income Trust	22,338	979,745
Ventas, Inc.	126,090	11,196,792
Welltower, Inc.	183,055	41,547,993
		72,875,437
REIT Hotels–7.00%
Apple Hospitality REIT, Inc.	247,028	4,152,541
Chatham Lodging Trust	171,808	2,273,020
DiamondRock Hospitality Co.	116,240	1,415,803
Host Hotels & Resorts, Inc.	333,825	7,914,991
Park Hotels & Resorts, Inc.	112,445	1,602,341
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Hotels (continued)
RLJ Lodging Trust	16,657	$197,385
Ryman Hospitality Properties, Inc.	48,539	6,239,688
Sunstone Hotel Investors, Inc.	164,299	1,881,224
Xenia Hotels & Resorts, Inc.	71,557	1,456,901
		27,133,894
REIT Manufactured Homes–1.87%
Equity LifeStyle Properties, Inc.	57,021	3,675,003
Sun Communities, Inc.	29,739	3,566,004
		7,241,007
REIT Office Property–2.45%
BXP, Inc.	29,490	1,955,482
COPT Defense Properties	10,155	369,540
Cousins Properties, Inc.	158,501	4,751,860
†Piedmont Realty Trust, Inc. Class A	217,077	1,986,255
Vornado Realty Trust	10,883	427,702
		9,490,839
REIT Regional Malls–5.39%
Simon Property Group, Inc.	93,401	20,889,134
		20,889,134
REIT Shopping Centers–6.31%
Alexander's, Inc.	819	225,684
Brixmor Property Group, Inc.	225,826	7,120,294
Kimco Realty Corp.	270,851	6,866,073
Kite Realty Group Trust	93,967	2,666,783
Phillips Edison & Co., Inc.	23,026	958,342
Regency Centers Corp.	78,371	6,249,304
SITE Centers Corp.	41,743	165,720
Urban Edge Properties	9,796	224,132
		24,476,332
REIT Single Tenant–4.63%
NNN REIT, Inc.	16,106	749,412
Realty Income Corp.	277,859	17,216,144
		17,965,556
REIT Storage–10.13%
CubeSmart	104,199	4,143,994
Extra Space Storage, Inc.	56,701	8,238,655
Iron Mountain, Inc.	79,790	10,078,275
Public Storage	52,858	16,825,230
		39,286,154
REIT Warehouse/Industry–9.54%
EastGroup Properties, Inc.	3,803	770,222
First Industrial Realty Trust, Inc.	29,244	1,792,950
LVIP Nomura U.S. REIT Fund-1

LVIP Nomura U.S. REIT Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Warehouse/Industry (continued)
Innovative Industrial Properties, Inc.	20,071	$1,244,000
LXP Industrial Trust	15,172	817,467
Prologis, Inc.	204,770	27,740,192
Rexford Industrial Realty, Inc.	86,134	2,885,489
STAG Industrial, Inc.	18,927	720,362
Terreno Realty Corp.	15,948	1,032,952
		37,003,634
Total Common Stock (Cost $261,031,972)		384,802,500

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.48%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	1,858,049	$1,858,049
Total Money Market Fund (Cost $1,858,049)		1,858,049

TOTAL INVESTMENTS–99.73% (Cost $262,890,021)	386,660,549
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	1,031,442
NET ASSETS APPLICABLE TO 24,486,734 SHARES OUTSTANDING–100.00%	$387,691,991
NET ASSET VALUE PER SHARE–LVIP NOMURA U.S. REIT FUND STANDARD CLASS ($249,561,096 / 15,770,133 Shares)	$15.825
NET ASSET VALUE PER SHARE–LVIP NOMURA U.S. REIT FUND SERVICE CLASS ($138,130,895 / 8,716,601 Shares)	$15.847
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$292,549,942
Distributable earnings/(accumulated loss)	95,142,049
TOTAL NET ASSETS	$387,691,991

†Non-income producing.

★Includes $4,302 expense reimbursement receivable from Lincoln Financial Investments Corporation, $378,270 payable for fund shares redeemed, $5,766 other accrued expenses payable, $279,890 due to manager and affiliates, $16,179 payable for audit fee and $9,621 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura U.S. REIT Fund-2

LVIP Nomura U.S. REIT Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends	$7,576,141
EXPENSES:
Management fees	1,378,275
Distribution fees-Service Class	199,620
Shareholder servicing fees	53,293
Accounting and administration expenses	38,015
Reports and statements to shareholders	24,893
Professional fees	24,067
Trustees’ fees and expenses	5,077
Consulting fees	2,642
Custodian fees	1,870
Pricing fees	656
Other	31,922
1,760,330
Less:
Expenses reimbursed	(35,420)
Total operating expenses	1,724,910
NET INVESTMENT INCOME	5,851,231
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(4,268,575)
Net change in unrealized appreciation (depreciation) of investments	57,690,804
NET REALIZED AND UNREALIZED GAIN	53,422,229
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$59,273,460
See accompanying notes, which are an integral part of the financial statements.

LVIP Nomura U.S. REIT Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,851,231	$9,028,537
Net realized gain (loss)	(4,268,575)	4,177,358
Net change in unrealized appreciation (depreciation)	57,690,804	(10,217,407)
Net increase in net assets resulting from operations	59,273,460	2,988,488
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,933,375)
Service Class	—	(3,054,938)
Return of capital:
Standard Class	—	(610,305)
Service Class	—	(381,297)
	—	(9,979,915)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	15,522,869	37,946,858
Service Class	4,633,068	10,806,571
Reinvestment of dividends and distributions:
Standard Class	—	6,543,680
Service Class	—	3,436,235
	20,155,937	58,733,344
Cost of shares redeemed:
Standard Class	(23,392,902)	(38,512,647)
Service Class	(16,275,887)	(26,720,070)
	(39,668,789)	(65,232,717)
Decrease in net assets derived from capital share transactions	(19,512,852)	(6,499,373)
NET INCREASE (DECREASE) IN NET ASSETS	39,760,608	(13,490,800)
NET ASSETS:
Beginning of period	347,931,383	361,422,183
End of period	$387,691,991	$347,931,383
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura U.S. REIT Fund-3

LVIP Nomura U.S. REIT Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura U.S. REIT Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21[3]
Net asset value, beginning of period	$13.471	$13.747	$13.166	$12.081	$16.787	$12.090
Income (loss) from investment operations:
Net investment income[4]	0.240	0.369	0.319	0.355	0.288	0.140
Net realized and unrealized gain (loss)	2.114	(0.231)	0.708	1.166	(4.542)	4.994
Total from investment operations	2.354	0.138	1.027	1.521	(4.254)	5.134
Less dividends and distributions from:
Net investment income	—	(0.376)	(0.351)	(0.366)	(0.313)	(0.436)
Return of capital	—	(0.038)	(0.095)	(0.070)	(0.139)	(0.001)
Total dividends and distributions	—	(0.414)	(0.446)	(0.436)	(0.452)	(0.437)
Net asset value, end of period	$15.825	$13.471	$13.747	$13.166	$12.081	$16.787
Total return[5]	17.47%	1.02%	7.87%	12.58%	(25.30% )	43.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$249,561	$219,517	$218,013	$216,340	$196,242	$274,086
Ratio of expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.83%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.85%	0.84%	0.84%	0.84%	0.84%	0.82%
Ratio of net investment income to average net assets	3.29%	2.68%	2.34%	2.86%	2.05%	0.98%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.27%	2.67%	2.33%	2.85%	2.04%	0.98%
Portfolio turnover	3%	5%	15%	16%	16%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[3]
The Fund adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, as the result of a reorganization on
May 1, 2021. Pre-inception information is that of the Delaware VIP REIT Series.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura U.S. REIT Fund-4

LVIP Nomura U.S. REIT Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura U.S. REIT Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21[3]
Net asset value, beginning of period	$13.510	$13.783	$13.198	$12.111	$16.818	$12.080
Income (loss) from investment operations:
Net investment income[4]	0.219	0.328	0.278	0.319	0.246	0.097
Net realized and unrealized gain (loss)	2.118	(0.230)	0.709	1.166	(4.545)	4.982
Total from investment operations	2.337	0.098	0.987	1.485	(4.299)	5.079
Less dividends and distributions from:
Net investment income	—	(0.332)	(0.307)	(0.327)	(0.269)	(0.340)
Return of capital	—	(0.039)	(0.095)	(0.071)	(0.139)	(0.001)
Total dividends and distributions	—	(0.371)	(0.402)	(0.398)	(0.408)	(0.341)
Net asset value, end of period	$15.847	$13.510	$13.783	$13.198	$12.111	$16.818
Total return[5]	17.30%	0.72%	7.55%	12.24%	(25.53% )	42.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$138,131	$128,414	$143,409	$152,935	$147,979	$218,731
Ratio of expenses to average net assets	1.13%	1.13%	1.13%	1.13%	1.13%	1.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.15%	1.14%	1.14%	1.14%	1.14%	1.12%
Ratio of net investment income to average net assets	2.99%	2.38%	2.04%	2.56%	1.75%	0.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.97%	2.37%	2.03%	2.55%	1.74%	0.68%
Portfolio turnover	3%	5%	15%	16%	16%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[3]
The Fund adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, as the result of a reorganization on
May 1, 2021. Pre-inception information is that of the Delaware VIP REIT Series.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura U.S. REIT Fund-5

LVIP Nomura U.S. REIT Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Nomura U.S. REIT Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek maximum long-term total return, with capital appreciation as a secondary objective.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are
LVIP Nomura U.S. REIT Fund-6

LVIP Nomura U.S. REIT Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund's average daily net assets; 0.70% of the next $500 million; 0.65% of the next $1.5 billion; and 0.60% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.83% of the average daily net assets for the Standard Class and 1.13% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$41,738	$32,840	$39,440	$114,018
Nomura Investments Fund Advisers (“NIFA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. In managing the Fund, NIFA may utilize sub-sub-adviser, Macquarie Investment Management Global Limited (“MIMGL”). For these services, LFI, not the Fund, pays NIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$14,349
Legal	2,388
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $20,233 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Nomura U.S. REIT Fund-7

LVIP Nomura U.S. REIT Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$4,302
Management fees payable to LFI	236,496
Distribution fees payable to LFD	33,771
Printing and mailing fees payable to Lincoln Life	478
Shareholder servicing fees payable to Lincoln Life	9,145
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$9,699,847
Sales	15,328,396
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$262,890,021
Aggregate unrealized appreciation of investments	$134,635,935
Aggregate unrealized depreciation of investments	(10,865,407)
Net unrealized appreciation of investments	$123,770,528
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Nomura U.S. REIT Fund-8

LVIP Nomura U.S. REIT Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$384,802,500	$—	$—	$384,802,500
Money Market Fund	1,858,049	—	—	1,858,049
Total Investments	$386,660,549	$—	$—	$386,660,549
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	1,054,514	2,755,723
Service Class	318,226	785,087
Shares reinvested:
Standard Class	—	487,461
Service Class	—	255,217
	1,372,740	4,283,488
Shares redeemed:
Standard Class	(1,580,070)	(2,806,799)
Service Class	(1,106,906)	(1,939,833)
	(2,686,976)	(4,746,632)
Net decrease	(1,314,236)	(463,144)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP Nomura U.S. REIT Fund-9

LVIP Nomura U.S. REIT Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Nomura U.S. REIT Fund-10

LVIP PIMCO Low Duration Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP PIMCO Low Duration Bond Fund

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–16.54%
•Federal Home Loan Mortgage Corp. REMICS
Series 5555 Class FB 5.13% (30 day USD SOFR Average + 1.50%) 7/25/55	2,956,010	$2,975,406
Series 5667 Class FC 5.13% (30 day USD SOFR Average + 1.50%) 6/25/56	2,755,723	2,778,123
Federal Home Loan Mortgage Corp. REMICS
Series 4141 Class PA 1.50% 12/15/42	4,225,650	3,665,971
•Series 4347 Class WF 4.16% (30 day USD SOFR Average + 0.51%) 1/15/40	447,600	443,313
•Series 4367 Class GF 4.11% (30 day USD SOFR Average + 0.46%) 3/15/37	1,134,913	1,123,409
•Series 4419 Class AF 4.10% (30 day USD SOFR Average + 0.45%) 6/15/40	691,633	684,114
•Series 4730 Class WF 4.11% (30 day USD SOFR Average + 0.46%) 8/15/38	1,278,686	1,265,547
•Series 4906 Class WF 4.16% (30 day USD SOFR Average + 0.51%) 12/15/38	1,602,822	1,583,940
Series 4948 Class E 2.50% 10/25/48	244,294	223,547
☐Series 5115 Class CD 1.00% 8/15/44	3,774,946	3,277,083
•Series 5480 Class FG 4.78% (30 day USD SOFR Average + 1.15%) 12/25/54	1,886,571	1,902,307
•Series 5484 Class FA 4.83% (30 day USD SOFR Average + 1.20%) 12/25/54	1,250,983	1,260,589
•Series 5493 Class FK 4.78% (30 day USD SOFR Average + 1.15%) 1/25/55	1,825,007	1,834,609
•Series 5500 Class AF 4.63% (30 day USD SOFR Average + 1.00%) 2/25/55	248,610	248,637
•Series 5500 Class FA 4.83% (30 day USD SOFR Average + 1.20%) 2/25/55	2,246,026	2,260,919
•Series 5500 Class GF 4.58% (30 day USD SOFR Average + 0.95%) 10/25/54	2,201,276	2,214,147
•Series 5508 Class DF 4.63% (30 day USD SOFR Average + 1.00%) 2/25/55	1,694,884	1,703,343
•Series 5508 Class FB 4.63% (30 day USD SOFR Average + 1.00%) 2/25/55	271,254	271,206
•Series 5511 Class FG 4.78% (30 day USD SOFR Average + 1.15%) 3/25/55	1,389,621	1,398,247
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
•Series 5513 Class MF 4.57% (30 day USD SOFR Average + 0.94%) 11/25/54	8,107,477	$8,154,348
•Series 5517 Class FE 4.58% (30 day USD SOFR Average + 0.95%) 3/25/55	546,672	551,033
•Series 5517 Class VF 4.58% (30 day USD SOFR Average + 0.95%) 3/25/55	3,402,572	3,411,875
•Series 5532 Class FA 4.58% (30 day USD SOFR Average + 0.95%) 4/25/55	4,117,782	4,130,209
•Series 5534 Class FM 4.56% (30 day USD SOFR Average + 0.93%) 5/25/55	3,872,181	3,894,305
•Series 5544 Class F 4.63% (30 day USD SOFR Average + 1.00%) 6/25/55	2,464,253	2,480,971
•Series 5549 Class CF 4.63% (30 day USD SOFR Average + 1.00%) 10/25/52	3,753,016	3,785,780
•Series 5557 Class FM 4.73% (30 day USD SOFR Average + 1.10%) 7/25/55	1,281,707	1,291,460
•Series 5560 Class FB 4.63% (30 day USD SOFR Average + 1.00%) 6/25/55	1,081,499	1,089,451
•Series 5564 Class FB 4.83% (30 day USD SOFR Average + 1.20%) 8/25/55	1,448,269	1,466,719
•Series 5564 Class PF 4.83% (30 day USD SOFR Average + 1.20%) 8/25/55	947,484	960,196
•Series 5565 Class FA 4.78% (30 day USD SOFR Average + 1.15%) 8/25/55	1,529,317	1,545,138
•Series 5565 Class FB 4.58% (30 day USD SOFR Average + 0.95%) 8/25/55	676,377	682,256
•Series 5584 Class DF 4.53% (30 day USD SOFR Average + 0.90%) 10/25/55	424,662	426,435
•Series 5593 Class FB 4.53% (30 day USD SOFR Average + 0.90%) 11/25/55	626,617	631,684
•Series 5601 Class F 4.53% (30 day USD SOFR Average + 0.90%) 11/25/55	736,316	742,207
•Federal Home Loan Mortgage Corp. STRIPS
Series 328 Class F4 4.11% (30 day USD SOFR Average + 0.46%) 2/15/38	1,161,902	1,142,445
Series 330 Class F4 4.11% (30 day USD SOFR Average + 0.46%) 10/15/37	542,514	538,857
LVIP PIMCO Low Duration Bond Fund-1

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal National Mortgage Association REMICS Series 2024-82 Class BF 4.98% (30 day USD SOFR Average + 1.35%) 11/25/54	2,851,817	$2,876,104
Federal National Mortgage Association REMICS
•Series 2011-86 Class NF 4.29% (30 day USD SOFR Average + 0.66%) 9/25/41	465,522	465,448
Series 2013-6 Class JB 1.50% 2/25/43	3,889,783	3,391,849
•Series 2014-49 Class AF 4.08% (30 day USD SOFR Average + 0.43%) 8/25/44	198,970	197,923
•Series 2017-95 Class FA 4.11% (30 day USD SOFR Average + 0.46%) 11/25/47	1,145,932	1,139,632
•Series 2019-53 Class FA 4.16% (30 day USD SOFR Average + 0.51%) 9/25/49	1,135,850	1,105,078
•Series 2020-29 Class FC 4.56% (30 day USD SOFR Average + 0.91%) 5/25/50	1,470,934	1,485,396
•Series 2024-100 Class FA 4.73% (30 day USD SOFR Average + 1.10%) 6/25/54	1,759,544	1,768,002
•Series 2024-101 Class FB 4.73% (30 day USD SOFR Average + 1.10%) 1/25/55	2,664,259	2,675,840
•Series 2024-103 Class FC 4.78% (30 day USD SOFR Average + 1.15%) 1/25/55	2,960,620	2,977,102
•Series 2024-104 Class FA 4.68% (30 day USD SOFR Average + 1.05%) 1/25/55	2,989,389	2,996,965
•Series 2024-90 Class FB 4.88% (30 day USD SOFR Average + 1.25%) 11/25/53	2,109,438	2,140,565
•Series 2024-95 Class KF 4.73% (30 day USD SOFR Average + 1.10%) 12/25/54	1,144,397	1,149,140
•Series 2025-12 Class EF 4.54% (30 day USD SOFR Average + 0.91%) 3/25/55	578,915	581,840
•Series 2025-12 Class FG 4.58% (30 day USD SOFR Average + 0.95%) 3/25/55	245,282	246,753
•Series 2025-16 Class FA 4.78% (30 day USD SOFR Average + 1.15%) 3/25/55	1,701,652	1,710,312
•Series 2025-16 Class FM 4.58% (30 day USD SOFR Average + 0.95%) 1/25/55	384,277	386,531
•Series 2025-18 Class FM 4.53% (30 day USD SOFR Average + 0.90%) 9/25/54	8,379,699	8,419,316
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
•Series 2025-19 Class FC 4.79% (30 day USD SOFR Average + 1.16%) 3/25/55	1,952,715	$1,969,492
•Series 2025-35 Class FB 4.63% (30 day USD SOFR Average + 1.00%) 5/25/55	984,857	989,291
•Series 2025-35 Class FM 4.68% (30 day USD SOFR Average + 1.05%) 5/25/55	882,159	888,681
•Series 2025-4 Class FB 4.83% (30 day USD SOFR Average + 1.20%) 12/25/53	641,029	645,855
•Series 2025-54 Class FM 4.73% (30 day USD SOFR Average + 1.10%) 7/25/55	723,545	729,076
•Series 2025-6 Class FA 4.88% (30 day USD SOFR Average + 1.25%) 2/25/55	549,324	554,259
•Series 2025-88 Class FM 4.53% (30 day USD SOFR Average + 0.90%) 8/25/55	855,996	860,276
•Series 2025-93 Class FA 4.73% (30 day USD SOFR Average + 1.10%) 11/25/55	1,092,654	1,097,696
•Series 2025-95 Class F 4.53% (30 day USD SOFR Average + 0.90%) 12/25/53	894,516	897,014
•Series 2025-99 Class KF 4.63% (30 day USD SOFR Average + 1.00%) 11/25/55	583,787	587,019
•Series 2026-25 Class FD 4.68% (30 day USD SOFR Average + 1.05%) 4/25/56	5,867,649	5,865,522
Government National Mortgage Association REMICS
•Series 2016-H17 Class FC 4.59% (1 mo. USD Term SOFR + 0.94%) 8/20/66	319,523	321,257
•Series 2016-H19 Class FA 4.54% (1 mo. USD Term SOFR + 0.89%) 9/20/66	195,995	196,897
•Series 2022-H22 Class EF 4.36% (30 day USD SOFR Average + 0.75%) 10/20/72	1,089,825	1,096,019
•Series 2023-H02 Class FA 4.51% (30 day USD SOFR Average + 0.90%) 1/20/73	3,222,259	3,252,724
•Series 2023-H23 Class JF 4.59% (30 day USD SOFR Average + 0.98%) 9/20/73	7,169,206	7,289,697
•Series 2023-H26 Class DF 3.91% (30 day USD SOFR Average + 0.30%) 9/20/73	1,937,005	1,932,684
•Series 2024-13 Class FA 4.56% (30 day USD SOFR Average + 0.95%) 1/20/54	254,949	256,354
LVIP PIMCO Low Duration Bond Fund-2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
•Series 2025-100 Class FA 4.76% (30 day USD SOFR Average + 1.15%) 6/20/55	498,077	$504,887
•Series 2025-118 Class FA 4.76% (30 day USD SOFR Average + 1.15%) 7/20/55	457,938	464,269
Series 2025-79 Class NA 3.50% 11/20/49	2,492,020	2,388,310
•Series 2025-89 Class PF 4.56% (30 day USD SOFR Average + 0.95%) 5/20/55	802,330	810,055
•Series 2025-98 Class GF 4.51% (30 day USD SOFR Average + 0.90%) 6/20/55	4,158,570	4,192,209
Total Agency Collateralized Mortgage Obligations (Cost $142,349,162)		141,543,165
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.22%
•Federal National Mortgage Association-ACES
Series 2017-M2 Class A2 2.96% 2/25/27	1,421,036	1,409,257
Series 2017-M4 Class A2 2.63% 12/25/26	451,999	448,020
Total Agency Commercial Mortgage-Backed Securities (Cost $1,860,127)		1,857,277
AGENCY MORTGAGE-BACKED SECURITIES–14.83%
☐Federal National Mortgage Association 4.30% 12/1/32	8,700,000	8,540,279
Uniform Mortgage-Backed Security, TBA
5.00% 8/1/56	43,400,000	42,596,499
5.50% 9/1/56	75,700,000	75,764,458
Total Agency Mortgage-Backed Securities (Cost $126,900,515)		126,901,236
CORPORATE BONDS–42.16%
Aerospace & Defense–0.06%
Boeing Co. 6.26% 5/1/27	500,000	506,640
		506,640
Airlines–0.25%
Southwest Airlines Co. 5.13% 6/15/27	1,173,000	1,177,821
♦United Airlines Pass-Through Trust 3.75% 3/3/28	1,004,624	1,003,973
		2,181,794
Auto Manufacturers–4.20%
•American Honda Finance Corp.
4.28% (1 day USD SOFR + 0.65%) 11/19/27	1,500,000	1,497,977
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
•American Honda Finance Corp. (continued)
4.37% (1 day USD SOFR + 0.73%) 3/8/27	7,200,000	$7,210,968
•BMW U.S. Capital LLC 4.56% (1 day USD SOFR Index + 0.92%) 3/21/28	2,000,000	2,012,686
Ford Motor Co. 4.35% 12/8/26	500,000	499,210
Ford Motor Credit Co. LLC
4.13% 8/17/27	300,000	297,348
4.27% 1/9/27	2,366,000	2,359,061
4.95% 5/28/27	1,200,000	1,200,689
5.13% 11/5/26	6,200,000	6,207,298
Honda Motor Co. Ltd. 2.53% 3/10/27	562,000	554,582
Hyundai Capital America
•4.68% (1 day USD SOFR + 1.04%) 6/24/27	900,000	904,311
5.15% 3/27/30	1,100,000	1,108,404
5.30% 3/19/27	1,100,000	1,106,655
Hyundai Capital Services, Inc. 5.13% 2/5/27	5,500,000	5,517,827
Nissan Motor Acceptance Co. LLC 1.85% 9/16/26	2,500,000	2,476,886
Volkswagen Group of America Finance LLC
•4.70% (1 day USD SOFR + 1.06%) 3/25/27	200,000	200,555
4.95% 3/25/27	2,800,000	2,808,801
		35,963,258
Banks–16.47%
μABN AMRO Bank NV 4.99% 12/3/28	8,500,000	8,546,321
Banco Santander SA 4.25% 4/11/27	1,200,000	1,198,595
Bank Hapoalim BM 4.72% 7/14/29	2,600,000	2,567,582
Bank Leumi Le-Israel BM 5.34% 6/29/29	1,400,000	1,403,738
μBarclays PLC 5.67% 3/12/28	6,800,000	6,854,811
BPCE SA
3.50% 10/23/27	1,600,000	1,578,388
4.75% 7/19/27	1,700,000	1,706,202
μ6.61% 10/19/27	2,700,000	2,716,172
•Canadian Imperial Bank of Commerce
4.30% (1 day USD SOFR + 0.66%) 6/26/28	6,200,000	6,202,170
4.35% (1 day USD SOFR + 0.72%) 1/13/28	3,000,000	3,004,310
μCitigroup, Inc.
4.64% 5/7/28	1,800,000	1,801,115
4.66% 5/24/28	2,200,000	2,201,742
LVIP PIMCO Low Duration Bond Fund-3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μDeutsche Bank AG
2.55% 1/7/28	4,900,000	$4,851,490
7.15% 7/13/27	2,000,000	2,001,638
Emirates NBD Bank PJSC 5.13% 6/29/31	2,100,000	2,095,443
Federation des Caisses Desjardins du Quebec 5.70% 3/14/28	2,231,000	2,273,386
Goldman Sachs Group, Inc.
μ1.95% 10/21/27	6,400,000	6,350,175
•4.55% (1 day USD SOFR + 0.92%) 10/21/27	4,700,000	4,706,307
•5.68% (3 mo. USD Term SOFR + 2.01%) 10/28/27	700,000	703,500
μHSBC Holdings PLC 4.76% 6/9/28	7,900,000	7,909,846
μJPMorgan Chase & Co. 3.54% 5/1/28	8,600,000	8,529,339
μLloyds Banking Group PLC
4.24% 2/10/30	3,300,000	3,257,945
5.46% 1/5/28	2,300,000	2,311,716
Mizrahi Tefahot Bank Ltd. 5.05% 1/28/31	3,400,000	3,368,969
•Morgan Stanley 4.65% (1 day USD SOFR + 1.02%) 4/13/28	3,315,000	3,325,046
National Bank of Canada
μ4.17% 1/20/29	3,000,000	2,980,196
•4.67% (1 day USD SOFR Index + 1.03%) 7/2/27	5,300,000	5,300,106
NatWest Markets PLC 4.65% 3/27/29	6,500,000	6,490,456
•QNB Finance Ltd. 4.68% (1 day USD SOFR + 1.05%) 4/27/29	3,300,000	3,300,074
•Royal Bank of Canada
4.35% (1 day USD SOFR Index + 0.72%) 10/18/27	1,400,000	1,401,429
4.46% (1 day USD SOFR Index + 0.82%) 3/27/28	1,600,000	1,604,329
Santander Holdings USA, Inc. 3.24% 10/5/26	8,800,000	8,775,145
μSociete Generale SA
2.80% 1/19/28	2,600,000	2,574,930
5.52% 1/19/28	2,700,000	2,713,144
Toronto-Dominion Bank 3.91% 1/13/28	8,200,000	8,128,363
μWells Fargo & Co. 4.90% 1/24/28	6,200,000	6,214,042
		140,948,160
Beverages–0.19%
Keurig Dr. Pepper, Inc. 3.43% 6/15/27	1,600,000	1,583,505
		1,583,505
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–4.60%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.63% 10/15/27	2,000,000	$2,000,830
Aircastle Ltd. 2.85% 1/26/28	8,600,000	8,338,719
Citadel Finance LLC 4.75% 2/14/29	1,100,000	1,082,760
DLR Kredit AS 1.00% 1/1/27	16,800,000	2,545,945
Marex Group PLC 5.68% 4/21/31	2,700,000	2,701,049
Nomura Holdings, Inc.
2.33% 1/22/27	1,584,000	1,566,092
5.59% 7/2/27	2,200,000	2,224,547
•PSP Capital, Inc. 3.99% (1 day USD SOFR + 0.35%) 12/1/27	6,500,000	6,513,704
Realkredit Danmark AS 1.00% 1/1/27	39,700,000	6,022,634
Sumisho Air Lease Corp.
2.20% 1/15/27	6,020,000	5,942,925
3.63% 4/1/27	430,000	426,782
		39,365,987
Electric–3.91%
ENEL Finance International NV
1.63% 7/12/26	2,000,000	1,998,071
5.13% 6/26/29	1,400,000	1,416,779
FirstEnergy Corp. 3.90% 7/15/27	800,000	795,425
FirstEnergy Transmission LLC 4.55% 1/15/30	3,300,000	3,275,570
Monongahela Power Co. 3.55% 5/15/27	2,584,000	2,559,055
•National Rural Utilities Cooperative Finance Corp. 4.19% (1 day USD SOFR + 0.55%) 12/3/27	2,600,000	2,603,791
Pacific Gas & Electric Co.
2.10% 8/1/27	1,300,000	1,265,678
3.30% 12/1/27	4,800,000	4,709,940
•Sempra 4.31% (1 day USD SOFR Index + 0.67%) 1/7/28	4,700,000	4,721,150
Southern California Edison Co.
3.65% 3/1/28	1,500,000	1,475,567
4.70% 6/1/27	1,300,000	1,299,866
4.88% 2/1/27	3,600,000	3,605,691
5.85% 11/1/27	200,000	202,968
Vistra Operations Co. LLC 5.05% 12/30/26	3,500,000	3,502,335
		33,431,886
LVIP PIMCO Low Duration Bond Fund-4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–0.26%
Arrow Electronics, Inc. 5.15% 8/21/29	2,200,000	$2,222,141
		2,222,141
Food–0.28%
Smithfield Foods, Inc. 4.25% 2/1/27	2,420,000	2,413,933
		2,413,933
Gas–0.39%
SGSP Australia Assets Pty. Ltd. 3.50% 7/7/27	3,400,000	3,359,109
		3,359,109
Health Care Services–0.43%
HCA, Inc. 4.50% 2/15/27	3,667,000	3,665,326
		3,665,326
Insurance–2.46%
•Athene Global Funding 4.85% (1 day USD SOFR Index + 1.21%) 3/25/27	2,300,000	2,307,770
Equitable Financial Life Global Funding 4.88% 11/19/27	4,375,000	4,387,771
F&G Global Funding 4.50% 1/9/29	6,000,000	5,900,542
GA Global Funding Trust 4.40% 9/23/27	3,200,000	3,186,278
Mutual of Omaha Cos Global Funding 4.51% 6/9/28	5,300,000	5,272,893
		21,055,254
Investment Company–0.49%
KKR Financial Holdings LLC 5.40% 5/23/33	4,500,000	4,166,604
		4,166,604
Lodging–0.67%
Hyatt Hotels Corp. 5.05% 3/30/28	1,700,000	1,710,251
Las Vegas Sands Corp. 5.90% 6/1/27	4,000,000	4,037,118
		5,747,369
Machinery Diversified–0.47%
Otis Worldwide Corp. 4.49% 5/7/29	4,000,000	3,985,632
		3,985,632
Mining–0.38%
Glencore Funding LLC 4.00% 3/27/27	3,300,000	3,288,699
		3,288,699
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–0.65%
Canadian Natural Resources Ltd. 5.00% 12/15/29	800,000	$808,009
Petronas Energy Canada Ltd. 2.11% 3/23/28	2,400,000	2,302,472
QatarEnergy 4.63% 6/23/29	1,000,000	993,660
Qatarenergy LNG S3 6.33% 9/30/27	610,500	613,664
Valero Energy Corp. 2.15% 9/15/27	854,000	831,240
		5,549,045
Pharmaceuticals–1.13%
Bayer U.S. Finance II LLC 4.38% 12/15/28	4,200,000	4,155,097
=Constellation Pharmaceutical, Inc. 5.55% 7/1/33	5,442,999	5,549,024
		9,704,121
Pipelines–0.71%
Enbridge, Inc. 5.25% 4/5/27	700,000	703,951
Energy Transfer LP 4.40% 3/15/27	1,814,000	1,814,193
South Bow USA Infrastructure Holdings LLC 4.91% 9/1/27	2,000,000	2,005,062
Spectra Energy Partners LP 3.38% 10/15/26	1,600,000	1,595,382
		6,118,588
Real Estate–0.08%
Lendlease Finance Ltd. 3.40% 10/27/27	1,000,000	672,279
		672,279
Real Estate Investment Trusts–0.76%
American Tower Corp. 5.00% 1/31/30	1,700,000	1,713,352
Crown Castle, Inc. 2.90% 3/15/27	3,000,000	2,967,251
EPR Properties 4.75% 12/15/26	500,000	500,068
VICI Properties LP/VICI Note Co., Inc.
4.25% 12/1/26	200,000	199,615
4.50% 9/1/26	1,100,000	1,099,340
		6,479,626
Savings & Loans–0.46%
Nationwide Building Society
4.00% 9/14/26	2,440,000	2,437,507
4.00% 9/14/26	1,500,000	1,498,467
		3,935,974
LVIP PIMCO Low Duration Bond Fund-5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Shipbuilding–0.51%
Huntington Ingalls Industries, Inc. 5.35% 1/15/30	4,300,000	$4,371,088
		4,371,088
Software–0.34%
Salesforce, Inc. 4.50% 3/15/28	2,900,000	2,896,339
		2,896,339
Telecommunications–2.01%
NTT Finance Corp. 4.83% 11/1/29	7,600,000	7,595,873
Road Michigan Property Owner I LLC 7.50% 3/30/45	2,840,000	2,830,757
Rogers Communications, Inc. 3.20% 3/15/27	3,100,000	3,071,298
Telefonica Emisiones SA 4.10% 3/8/27	3,700,000	3,685,216
		17,183,144
Total Corporate Bonds (Cost $361,224,285)		360,795,501
LOAN AGREEMENT–0.38%
•Discovery Global Holdings, Inc. 6.14% (1 mo. USD Term SOFR + 2.50%) 6/3/33	3,236,538	3,236,247
Total Loan Agreement (Cost $3,228,447)		3,236,247
MUNICIPAL BONDS–0.55%
County of Williamson 0.92% 2/15/27	2,200,000	2,156,302
•Tulane University Series C 4.21% 2/15/36	2,630,000	2,532,640
Total Municipal Bonds (Cost $4,592,642)		4,688,942
NON-AGENCY ASSET-BACKED SECURITIES–27.31%
•37 Capital CLO 1 Ltd. Series 2021-1A Class AR 4.95% (3 mo. USD Term SOFR + 1.28%) 10/15/34	3,400,000	3,401,163
•Accredited Mortgage Loan Trust Series 2004-3 Class 2A2 4.96% (1 mo. USD Term SOFR + 1.31%) 10/25/34	1,929	1,911
•AGL CLO 14 Ltd. Series 2021-14A Class AR 4.80% (3 mo. USD Term SOFR + 1.13%) 12/2/34	3,500,000	3,501,757
•AlbaCore Euro CLO IV DAC Series 4A Class AR 3.19% (3 mo. EURIBOR + 0.99%) 7/15/35	1,617,004	1,849,095
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•AMMC CLO 27 Ltd. Series 2022-27A Class A1R 4.76% (3 mo. USD Term SOFR + 1.08%) 1/20/37	300,000	$300,020
•Amortizing Residential Collateral Trust Series 2004-1 Class A5 4.76% (1 mo. USD Term SOFR + 1.11%) 10/25/34	20,044	19,845
Ω•Aqueduct European CLO DAC Series 2020-5AR Class ARR 0.00% (1.22% minus 3 mo. EURIBOR) 7/15/39	3,600,000	4,113,360
•Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1 4.59% (1 mo. USD Term SOFR + 0.94%) 4/25/34	1,180,775	1,283,896
Avis Budget Rental Car Funding AESOP LLC Series 2023-7A Class A 5.90% 8/21/28	7,600,000	7,696,726
BA Credit Card Trust Series 2023-A2 Class A2 4.98% 11/15/28	4,300,000	4,313,745
•Bain Capital Credit CLO Ltd.
Series 2019-3A Class ARR 4.70% (3 mo. USD Term SOFR + 1.03%) 10/21/34	3,500,000	3,501,544
Series 2021-6A Class A1R 4.76% (3 mo. USD Term SOFR + 1.09%) 10/21/34	3,500,000	3,501,648
Bank of America Auto Trust Series 2023-1A Class A3 5.53% 2/15/28	858,560	861,685
•Barings Euro CLO DAC Series 2020-1A Class ARR 3.44% (3 mo. EURIBOR + 1.24%) 10/21/38	3,700,000	4,230,697
•Bear Stearns Asset-Backed Securities I Trust Series 2005-AQ1 Class M3 4.89% (1 mo. USD Term SOFR + 1.24%) 3/25/35	18,815	18,810
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 Class A3 5.26% (1 mo. USD Term SOFR + 1.61%) 3/25/43	23,753	23,945
CARDS II Trust Series 2025-1A Class A 4.63% 3/15/31	4,000,000	3,998,050
•Carlyle Euro CLO DAC Series 2019-2A Class A1R 3.17% (3 mo. EURIBOR + 0.89%) 8/15/32	547,714	625,758
LVIP PIMCO Low Duration Bond Fund-6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust
Series 2023-4 Class A3 6.00% 7/17/28	2,701,474	$2,720,240
Series 2025-1 Class A3 4.84% 1/15/30	4,000,000	4,019,465
•Cars Alliance Auto Loans Germany V Series 2024-G1V Class A 2.73% (1 mo. EURIBOR + 0.52%) 1/18/36	3,183,453	3,636,707
Carvana Auto Receivables Trust
Series 2024-P3 Class A3 4.26% 10/10/29	520,038	519,674
Series 2024-P4 Class A3 4.64% 1/10/30	1,064,224	1,066,119
Series 2025-P1 Class A3 4.55% 5/10/30	2,841,355	2,843,771
Series 2025-P3 Class A3 4.04% 11/11/30	500,000	497,389
Chase Auto Owner Trust
Series 2023-AA Class A3 5.68% 1/25/29	798,129	802,526
Series 2024-3A Class A3 5.22% 7/25/29	1,240,228	1,246,520
Series 2024-5A Class A3 4.18% 8/27/29	646,002	645,425
Series 2026-1A Class A3 4.53% 6/25/31	900,000	901,012
Chesapeake IV Funding DAC Series 2026-1A Class A2 4.26% 12/15/28	1,000,000	999,430
Citizens Auto Receivables Trust
Series 2023-1 Class A4 5.78% 10/15/30	4,735,000	4,764,779
Series 2023-2 Class A3 5.83% 2/15/28	416,216	417,400
•Countrywide Asset-Backed Certificates Trust Series 2004-6 Class 1A1 4.30% (1 mo. USD Term SOFR + 0.65%) 12/25/34	939,687	921,566
•Cumulus Static CLO DAC Series 2024-1A Class A 3.48% (3 mo. EURIBOR + 1.20%) 11/15/33	1,820,267	2,081,479
•Dryden 27 R Euro CLO DAC Series 2017-27A Class AR 2.86% (3 mo. EURIBOR + 0.66%) 4/15/33	555,650	633,987
•Dryden 86 CLO Ltd. Series 2020-86A Class A1R2 4.81% (3 mo. USD Term SOFR + 1.13%) 7/17/34	1,300,000	1,301,041
•Dryden 95 CLO Ltd. Series 2021-95A Class AR 4.68% (3 mo. USD Term SOFR + 1.04%) 8/20/34	3,500,000	3,501,526
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
ELFI Graduate Loan Program LLC Series 2021-A Class A 1.53% 12/26/46	1,639,379	$1,456,670
Enterprise Fleet Financing LLC Series 2025-4 Class A2 4.05% 8/20/28	4,500,000	4,488,564
•Evergreen Credit Card Trust Series 2025-1A Class A 4.22% (1 day USD SOFR + 0.59%) 10/15/29	5,200,000	5,215,282
•FACT SA Series 2024-1 Class A 2.94% (1 mo. EURIBOR + 0.65%) 9/22/31	2,473,876	2,830,452
•Finance America Mortgage Loan Trust Series 2004-2 Class M1 4.59% (1 mo. USD Term SOFR + 0.94%) 8/25/34	244,920	237,715
Ford Auto Securitization Trust II Series 2024-BA Class A2 3.72% 11/15/28	893,019	632,370
Ford Credit Auto Owner Trust
Series 2023-1 Class A 4.85% 8/15/35	6,000,000	6,038,821
Series 2023-2 Class A 5.28% 2/15/36	3,400,000	3,455,725
•Gallatin CLO VIII Ltd. Series 2017-1A Class A1R 5.02% (3 mo. USD Term SOFR + 1.35%) 7/15/31	294,633	294,851
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A3 4.40% 8/16/29	2,778,277	2,780,630
•GoldenTree Loan Management U.S. CLO 8 Ltd. Series 2020-8A Class ARR 4.83% (3 mo. USD Term SOFR + 1.15%) 10/20/34	3,000,000	3,002,232
•Greywolf CLO III Ltd. Series 2020-3RA Class A1R2 4.89% (3 mo. USD Term SOFR + 1.23%) 4/22/33	2,071,612	2,072,792
•Greywolf CLO IV Ltd. Series 2019-1A Class A1R2 4.92% (3 mo. USD Term SOFR + 1.24%) 4/17/34	300,000	300,284
•Harvest CLO XVI DAC Series 16A Class AR3 3.46% (3 mo. EURIBOR + 1.26%) 10/15/38	3,900,000	4,456,732
•Hayfin Emerald CLO VI DAC Series 6A Class AR 3.45% (3 mo. EURIBOR + 1.25%) 10/15/38	2,900,000	3,313,868
LVIP PIMCO Low Duration Bond Fund-7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust Series 2024-4 Class A3 4.33% 5/15/29	2,806,658	$2,807,723
HPEFS Equipment Trust Series 2025-2A Class A2 4.07% 11/22/32	8,000,000	7,992,582
Huntington Auto Trust Series 2024-1A Class A3 5.23% 1/16/29	1,129,143	1,134,114
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3 4.83% 1/18/28	3,500,000	3,510,083
Hyundai Auto Receivables Trust Series 2024-C Class A3 4.41% 5/15/29	2,500,000	2,502,274
•KKR CLO 16 Ltd. Series 16 Class A1R3 4.82% (3 mo. USD Term SOFR + 1.14%) 10/20/34	4,400,000	4,400,620
•KKR CLO 36 Ltd. Series 36A Class AR 4.82% (3 mo. USD Term SOFR + 1.15%) 10/15/34	1,000,000	1,000,108
Kubota Credit Owner Trust Series 2023-2A Class A3 5.28% 1/18/28	1,345,740	1,350,576
•Marble Point CLO XXIV Ltd. Series 2022-1A Class A1R 4.77% (3 mo. USD Term SOFR + 1.09%) 4/20/35	4,300,000	4,298,934
•MV Credit Euro CLO III DAC Series 3A Class AR 3.58% (3 mo. EURIBOR + 1.30%) 2/15/38	4,400,000	5,024,383
Navient Education Loan Trust Series 2025-A Class A 5.02% 7/15/55	606,139	607,088
Navient Private Education Loan Trust Series 2020-A Class A2A 2.46% 11/15/68	798,579	775,273
Navient Private Education Refi Loan Trust
Series 2020-HA Class A 1.31% 1/15/69	424,559	402,906
Series 2020-IA Class A1A 1.33% 4/15/69	942,664	862,028
Series 2021-GA Class A 1.58% 4/15/70	1,311,314	1,176,009
Series 2022-A Class A 2.23% 7/15/70	2,399,089	2,191,618
Navient Refinance Loan Trust
Series 2025-A Class A 5.15% 2/16/55	1,882,645	1,887,186
Series 2025-C Class A 4.80% 10/15/55	1,612,957	1,604,683
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust Series 2023-BA Class A1A 6.48% 3/15/72	637,780	$648,003
Nelnet Student Loan Trust
Series 2025-BA Class A1A 4.84% 5/17/55	3,302,043	3,275,144
Series 2025-CA Class A1A 4.67% 6/22/65	3,519,057	3,442,907
Series 2026-A Class A1A 4.61% 2/21/61	1,805,347	1,771,769
•Series 2026-A Class A1B 4.91% (30 day USD SOFR Average + 1.30%) 2/21/61	541,604	541,602
•OFSI BSL X Ltd. Series 2021-10A Class AR 4.95% (3 mo. USD Term SOFR + 1.27%) 4/20/34	4,000,000	4,001,672
PFS Financing Corp. Series 2023-C Class A 5.52% 10/15/28	5,000,000	5,018,066
Post Road Equipment Finance LLC Series 2025-1A Class A2 4.90% 5/15/31	828,668	831,658
•Rockford Tower CLO Ltd. Series 2021-2A Class A1R 4.81% (3 mo. USD Term SOFR + 1.13%) 7/20/34	2,300,000	2,300,083
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A 3.91% 8/20/29	300,000	299,159
SMB Private Education Loan Trust
Series 2020-A Class A2A 2.23% 9/15/37	623,319	606,527
•Series 2020-PTA Class A2B 4.61% (1 mo. USD Term SOFR + 0.96%) 9/15/54	1,471,738	1,467,601
Series 2022-C Class A1A 4.48% 5/16/50	1,321,608	1,303,276
Series 2023-C Class A1A 5.67% 11/15/52	2,691,102	2,713,596
Series 2024-A Class A1A 5.24% 3/15/56	701,420	704,321
•Series 2024-A Class A1B 5.04% (30 day USD SOFR Average + 1.45%) 3/15/56	3,016,106	3,034,872
Series 2024-C Class A1A 5.50% 6/17/52	1,559,452	1,572,660
Series 2024-D Class A1A 5.38% 7/15/53	1,847,489	1,859,860
Series 2024-E Class A1A 5.09% 10/16/56	584,566	584,007
•Series 2024-E Class A1B 4.94% (30 day USD SOFR Average + 1.35%) 10/16/56	2,484,406	2,503,969
Series 2024-F Class A1A 5.06% 3/16/54	900,711	900,414
LVIP PIMCO Low Duration Bond Fund-8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2025-A Class A1A 5.13% 4/15/54	2,129,246	$2,129,235
•Series 2026-A Class A1B 4.69% (30 day USD SOFR Average + 1.10%) 12/15/53	2,789,781	2,789,771
SoFi Consumer Loan Program Trust Series 2025-1 Class A 4.80% 2/27/34	596,327	597,159
•Toro European CLO 6 DAC Series 6A Class AR 3.07% (3 mo. EURIBOR + 0.92%) 1/12/32	1,550,421	1,771,875
Toyota Auto Receivables Owner Trust Series 2023-C Class A3 5.16% 4/17/28	1,313,905	1,317,882
Toyota Lease Owner Trust Series 2025-A Class A3 4.75% 2/22/28	8,000,000	8,015,917
•Trillium Credit Card Trust II Series 2025-1A Class A 4.22% (1 day USD SOFR + 0.59%) 9/26/30	4,000,000	4,004,860
•Trinitas CLO VI Ltd. Series 2017-6A Class AR4 4.78% (3 mo. USD Term SOFR + 1.11%) 1/25/34	4,260,291	4,261,539
•Unity-Peace Park CLO Ltd. Series 2022-1A Class A1R 4.74% (3 mo. USD Term SOFR + 1.06%) 4/20/35	4,300,000	4,298,013
•Wellfleet CLO Ltd. Series 2021-2A Class A1R 4.82% (3 mo. USD Term SOFR + 1.15%) 7/15/34	4,300,000	4,295,081
Total Non-Agency Asset-Backed Securities (Cost $234,444,749)		233,731,385
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.88%
•Bear Stearns ARM Trust Series 2003-1 Class 5A1 5.91% 4/25/33	8,019	7,822
•GCAT Trust Series 2022-HX1 Class A1 2.89% 12/27/66	1,042,555	970,391
•GS Mortgage-Backed Securities Trust Series 2024-PJ7 Class A25 4.98% (30 day USD SOFR Average + 1.35%) 11/25/54	1,063,048	1,064,801
•GSR Mortgage Loan Trust Series 2005-5F Class 8A1 4.26% (1 mo. USD Term SOFR + 0.61%) 6/25/35	85,725	83,654
•Harvest Funding PLC Series 1A Class A 4.64% (1 day GBP SONIA + 0.90%) 11/15/69	3,100,000	4,109,104
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust Series 2025-NQM2 Class A1 5.57% 9/25/65	2,266,796	$2,270,709
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 Class 1A 5.30% 5/25/33	2,350	2,267
MFA Trust
•Series 2020-NQM2 Class A1 1.38% 4/25/65	126,581	123,740
•Series 2021-RPL1 Class A1 1.13% 7/25/60	1,232,921	1,126,655
φSeries 2023-NQM4 Class A1 6.11% 12/25/68	503,944	504,340
•New Residential Mortgage Loan Trust Series 2018-3A Class A1 4.50% 5/25/58	222,184	215,119
•New York Mortgage Trust Series 2005-3 Class A1 4.24% (1 mo. USD Term SOFR + 0.59%) 2/25/36	33,214	33,086
φOBX Trust
Series 2023-NQM6 Class A1 6.52% 7/25/63	1,177,861	1,174,258
Series 2024-NQM5 Class A1 5.99% 1/25/64	681,473	683,408
•Oceanview Mortgage Trust Series 2025-3 Class AF1 4.58% (30 day USD SOFR Average + 0.95%) 5/25/55	606,202	606,270
φPRET Trust Series 2025-RPL4 Class A1 4.00% 3/25/65	2,778,125	2,674,817
φPRPM Trust Series 2023-NQM3 Class A1 6.22% 11/25/68	213,596	214,081
•Sequoia Mortgage Trust Series 2004-6 Class A1 4.48% 7/20/34	2,154	1,989
•Towd Point Mortgage Trust
Series 2018-5 Class A1 3.25% 7/25/58	4,575,769	4,371,768
Series 2019-4 Class A1 2.90% 10/25/59	1,328,690	1,269,891
Series 2019-HY2 Class A1 4.76% (1 mo. USD Term SOFR + 1.11%) 5/25/58	315,261	319,964
Series 2020-1 Class A1 2.71% 1/25/60	638,885	614,585
Verus Securitization Trust
•Series 2021-6 Class A1 1.63% 10/25/66	1,722,753	1,459,812
φSeries 2024-1 Class A1 5.71% 1/25/69	713,024	713,258
Total Non-Agency Collateralized Mortgage Obligations (Cost $25,217,301)		24,615,789
LVIP PIMCO Low Duration Bond Fund-9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.56%
•AREIT LLC Series 2022-CRE7 Class A 5.88% (1 mo. USD Term SOFR + 2.24%) 6/17/39		2,348,038	$2,353,070
Benchmark Mortgage Trust Series 2019-B12 Class AAB 3.04% 8/15/52		3,175,842	3,105,305
•BSREP Commercial Mortgage Trust Series 2021-DC Class A 4.69% (1 mo. USD Term SOFR + 1.06%) 8/15/38		3,152,845	3,026,744
•NYO Commercial Mortgage Trust Series 2021-1290 Class A 4.84% (1 mo. USD Term SOFR + 1.21%) 11/15/38		4,500,000	4,494,421
•VNDO Trust Series 2016-350P Class D 4.03% 1/10/35		400,000	399,500
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $13,335,568)			13,379,040
ΔSOVEREIGN BONDS–3.70%
Brazil—1.75%
^Brazil Letras do Tesouro Nacional
0.00% 10/1/26	BRL	40,974,000	7,676,083
0.00% 4/1/27	BRL	41,600,000	7,321,239
			14,997,322
Chile—0.04%
Bonos de la Tesoreria de la Republica en pesos 5.80% 10/1/29	CLP	270,000,000	301,551
			301,551
Italy—0.30%
Cassa Depositi e Prestiti SpA 5.88% 4/30/29		2,500,000	2,580,658
			2,580,658
Luxembourg—0.61%
Eagle Funding Luxco SARL 5.50% 8/17/30		5,200,000	5,221,060
			5,221,060
Panama—0.17%
Panama Government International Bonds 8.88% 9/30/27		1,400,000	1,466,360
			1,466,360
Saudi Arabia—0.83%
KSA Sukuk Ltd. 5.25% 6/4/27		5,100,000	5,129,568
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Saudi Arabia (continued)
Saudi Government International Bonds 5.13% 1/13/28	2,000,000	$2,013,317
		7,142,885
Total Sovereign Bonds (Cost $31,669,088)		31,709,836
U.S. TREASURY OBLIGATION–0.35%
∞ ☐U.S. Treasury Inflation Indexed Notes 2.13% 4/15/29	2,981,517	2,989,623
Total U.S. Treasury Obligation (Cost $3,002,592)		2,989,623

	Number of Shares
MONEY MARKET FUND–0.43%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	3,678,805	3,678,805
Total Money Market Fund (Cost $3,678,805)		3,678,805

	Notional Amount
OPTIONS PURCHASED–0.24%
Over-The-Counter–0.24%
Put Swaptions–0.24%
1 Year Interest Rate Swap Strike price $3.65, expiration date 9/9/26, notional amount $362,700,000 MSC	362,700,000	1,632,222
1 Year Interest Rate Swap Strike price $4.25, expiration date 12/9/26, notional amount $225,300,000 BNP	225,300,000	379,135
		2,011,357
Call Swaptions–0.00%
1 Year Interest Rate Swap Strike price $3.00, expiration date 7/28/26, notional amount $179,200,000 GSB	179,200,000	353
1 Year Interest Rate Swap Strike price $3.00, expiration date 8/3/26, notional amount $134,100,000 MSC	134,100,000	660
LVIP PIMCO Low Duration Bond Fund-10

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Swaptions (continued)
1 Year Interest Rate Swap Strike price $3.00, expiration date 8/11/26, notional amount $64,200,000 GSB	64,200,000	$692
1 Year Interest Rate Swap Strike price $3.00, expiration date 8/11/26, notional amount $70,500,000 MSC	70,500,000	760
		2,465
Total Options Purchased (Cost $871,853)		2,013,822

	Principal Amount°
SHORT-TERM INVESTMENTS—4.51%
Discounted Commercial Paper–4.47%
≠CBRE Services, Inc.
4.03% 7/24/26	7,000,000	6,981,977
≠Constellation Energy Generation LLC
4.06% 7/7/26	600,000	599,594
≠Entergy Corp.
4.12% 9/3/26	2,200,000	2,183,886
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠Equifax, Inc.
4.05% 7/30/26	2,200,000	$2,192,823
≠Glencore Funding LLC
4.05% 8/10/26	1,500,000	1,493,250
4.05% 8/11/26	1,500,000	1,493,081
≠Oglethorpe Power Corp.
4.07% 7/27/26	8,600,000	8,574,721
≠Penske Truck Leasing Co. LP
4.06% 7/29/26	5,100,000	5,083,895
≠VW Credit, Inc.
4.16% 9/18/26	2,700,000	2,675,120
4.18% 10/21/26	7,100,000	7,005,871
		38,284,218
U.S. Treasury Obligations–0.04%
#≠U.S. Treasury Bills
3.69% 7/28/26	72,000	71,805
3.69% 8/25/26	276,000	274,484
3.69% 8/25/26	8,000	7,956
		354,245
Total Short-Term Investments (Cost $38,640,492)		38,638,463

TOTAL INVESTMENTS–115.66% (Cost $991,015,626)	989,779,131

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(15.66%)	(134,049,121)
NET ASSETS APPLICABLE TO 89,549,501 SHARES OUTSTANDING–100.00%	$855,730,010

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

☐Fully or partially pledged as collateral for reverse repurchase agreements.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
ΩRate is less than 0.01%.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2026.
ΔSecurities have been classified by country of origin.
^Zero coupon security.
∞Fully or partially pledged as collateral for futures contracts.
LVIP PIMCO Low Duration Bond Fund-11

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
≠The rate shown is the effective yield at the time of purchase.
#Fully or partially pledged as collateral for derivatives.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at June 30, 2026:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(678,043)	USD	486,378	7/2/26	$16,951	$—
BNP	BRL	(27,186,860)	USD	5,194,657	7/2/26	—	(69,073)
BNP	BRL	23,337,820	USD	(4,344,280)	7/2/26	174,225	—
BNP	BRL	4,001,965	USD	(789,977)	7/2/26	—	(15,144)
BNP	BRL	(152,925)	USD	30,000	7/2/26	392	—
BNP	BRL	(156,598)	USD	30,747	8/4/26	667	—
BNP	BRL	(10,700,000)	USD	1,947,128	10/2/26	—	(80,006)
BNP	BRL	(3,974,000)	USD	767,047	10/2/26	14,166	—
BNP	CAD	(5,859,120)	USD	4,237,354	7/2/26	105,767	—
BNP	CAD	(167,450)	USD	118,037	8/4/26	—	(220)
BNP	CNH	(2,681,122)	USD	396,205	7/2/26	1,332	—
BNP	CNH	1,962,000	USD	(290,154)	7/2/26	—	(1,192)
BNP	EUR	(33,571,595)	USD	39,111,378	7/2/26	749,389	—
BNP	EUR	2,396,000	USD	(2,746,584)	7/2/26	—	(8,694)
BNP	EUR	27,206,024	USD	(31,035,163)	7/2/26	52,940	—
BNP	EUR	(27,206,024)	USD	31,076,952	8/4/26	—	(54,284)
BNP	GBP	(1,094,916)	USD	1,467,439	7/2/26	15,090	—
BNP	IDR	(2,465,854,739)	USD	138,000	7/2/26	183	—
BNP	IDR	2,465,854,739	USD	(137,765)	7/2/26	52	—
BNP	IDR	(8,223,027,574)	USD	460,000	7/6/26	1,045	—
BNP	IDR	(12,359,079,800)	USD	686,000	7/27/26	—	(2,446)
BNP	IDR	(3,776,787,000)	USD	210,000	8/3/26	—	(282)
BNP	IDR	19,721,278,784	USD	(1,088,782)	9/16/26	5,698	—
BNP	ILS	(1,020,281)	USD	346,189	7/21/26	3,142	—
BNP	ILS	(108,000)	USD	36,215	8/12/26	—	(116)
BNP	INR	46,223,020	USD	(475,335)	7/1/26	12,966	—
BNP	INR	12,417,213	USD	(131,517)	7/1/26	—	(342)
BNP	INR	(58,640,232)	USD	621,506	7/1/26	2,029	—
BNP	INR	181,513,145	USD	(1,883,368)	7/20/26	31,865	—
BNP	INR	39,153,472	USD	(412,000)	7/27/26	894	—
BNP	INR	58,606,802	USD	(620,000)	7/29/26	—	(2,061)
BNP	INR	72,059,400	USD	(760,000)	8/3/26	—	(475)
BNP	INR	(28,366,231)	USD	298,417	9/16/26	551	—
BNP	INR	93,111,202	USD	(980,140)	9/16/26	—	(2,400)
BNP	JPY	342,824,133	USD	(2,156,109)	7/2/26	—	(47,326)
BNP	KRW	166,949,374	USD	(110,000)	7/6/26	—	(2,093)
BNP	KRW	(758,671,517)	USD	497,385	7/15/26	6,863	—
BNP	KRW	467,272,360	USD	(304,000)	7/27/26	—	(1,842)
BNP	MXN	(602,000)	USD	33,953	9/17/26	—	(249)
BNP	SGD	(6,848,403)	USD	5,371,623	7/2/26	77,448	—
BNP	SGD	(6,831,698)	USD	5,288,750	8/4/26	—	(5,031)
BNP	THB	(5,871,610)	USD	180,000	7/6/26	3,169	—
BNP	THB	308,423	USD	(9,251)	7/6/26	38	—
BNP	THB	(7,924,533)	USD	244,290	9/16/26	4,209	—
BNP	THB	1,618,958	USD	(49,411)	9/16/26	—	(363)
BNP	THB	(7,667,143)	USD	229,318	9/16/26	—	(2,965)
GSB	BRL	56,143,133	USD	(10,820,832)	7/2/26	49,208	—
GSB	BRL	(19,963,775)	USD	3,724,025	7/2/26	—	(141,221)
GSB	BRL	1,158,390	USD	(229,593)	7/2/26	—	(5,314)
GSB	BRL	(37,337,748)	USD	7,231,793	7/2/26	2,720	—
GSB	BRL	(2,885,471)	USD	565,309	8/4/26	11,053	—
GSB	BRL	(342,671)	USD	66,573	9/2/26	1,201	—
GSB	BRL	37,894,597	USD	(7,231,793)	9/2/26	—	(2,557)
LVIP PIMCO Low Duration Bond Fund-12

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSB	BRL	(17,000,000)	USD	3,137,979	10/2/26	$—	$(82,700)
GSB	CAD	6,009,237	USD	(4,222,935)	7/2/26	14,507	—
GSB	CAD	(6,000,698)	USD	4,222,935	8/4/26	—	(14,885)
GSB	IDR	10,593,420,530	USD	(590,821)	7/2/26	1,245	—
GSB	IDR	(10,593,420,530)	USD	591,844	7/2/26	—	(222)
GSB	IDR	7,974,261,889	USD	(447,502)	9/16/26	—	(4,951)
GSB	IDR	11,039,715,864	USD	(606,978)	9/16/26	5,697	—
GSB	IDR	(12,084,721,375)	USD	680,113	9/16/26	9,442	—
GSB	IDR	(10,655,456,735)	USD	590,821	9/16/26	—	(529)
GSB	ILS	(1,139,602)	USD	392,571	7/7/26	9,550	—
GSB	ILS	(178,985)	USD	60,496	7/21/26	317	—
GSB	INR	(58,629,540)	USD	610,000	7/1/26	—	(9,364)
GSB	INR	58,629,540	USD	(621,392)	7/1/26	—	(2,029)
GSB	INR	29,632,162	USD	(308,958)	8/18/26	2,973	—
GSB	INR	(4,404,673)	USD	45,632	9/16/26	—	(620)
GSB	INR	29,468,369	USD	(309,152)	9/16/26	289	—
GSB	JPY	620,106,629	USD	(3,903,424)	7/2/26	—	(89,019)
GSB	KRW	(127,505,296)	USD	82,575	7/6/26	162	—
GSB	KRW	127,487,130	USD	(82,575)	7/15/26	—	(148)
GSB	MXN	(879,000)	USD	49,488	9/17/26	—	(452)
GSB	THB	(26,988,208)	USD	836,385	9/16/26	18,750	—
JPM	AUD	(3,773,367)	USD	2,678,095	7/2/26	65,691	—
JPM	AUD	3,137,000	USD	(2,217,041)	7/2/26	—	(45,212)
JPM	AUD	890,410	USD	(622,445)	8/4/26	—	(6,375)
JPM	BRL	(47,385,105)	USD	9,042,030	7/2/26	—	(132,341)
JPM	BRL	9,585,105	USD	(1,862,632)	7/2/26	—	(6,831)
JPM	BRL	37,800,000	USD	(7,293,777)	7/2/26	24,794	—
JPM	BRL	730,372	USD	(140,000)	8/4/26	293	—
JPM	BRL	(9,300,000)	USD	1,693,388	10/2/26	—	(68,513)
JPM	BRL	(9,796,141)	USD	1,862,632	10/2/26	6,737	—
JPM	BRL	(41,600,000)	USD	7,554,708	4/2/27	—	(31,262)
JPM	CHF	(2,007,638)	USD	2,565,896	7/2/26	80,654	—
JPM	CNH	(4,827,000)	USD	715,055	7/2/26	4,139	—
JPM	CNH	(5,547,000)	USD	819,031	8/4/26	273	—
JPM	CNH	(5,535,224)	USD	816,964	8/4/26	—	(55)
JPM	EUR	(186,000)	USD	216,320	7/2/26	3,779	—
JPM	EUR	4,155,571	USD	(4,811,359)	7/2/26	—	(62,823)
JPM	GBP	(382,000)	USD	512,542	7/2/26	5,840	—
JPM	GBP	(1,476,916)	USD	1,954,355	8/4/26	—	(4,659)
JPM	IDR	1,708,676,364	USD	(95,247)	7/2/26	251	—
JPM	IDR	(1,708,676,364)	USD	95,462	7/2/26	—	(36)
JPM	IDR	8,247,065,913	USD	(458,746)	7/6/26	1,550	—
JPM	IDR	9,568,757,872	USD	(527,045)	9/16/26	3,997	—
JPM	IDR	(10,010,969,585)	USD	553,993	9/16/26	—	(1,589)
JPM	ILS	(1,350,714)	USD	452,743	7/7/26	—	(1,233)
JPM	ILS	(7,158,138)	USD	2,485,768	8/5/26	78,143	—
JPM	ILS	(150,000)	USD	50,411	8/12/26	—	(49)
JPM	INR	(96,569,545)	USD	1,011,980	9/16/26	—	(2,074)
JPM	INR	57,065,065	USD	(598,298)	9/30/26	169	—
JPM	JPY	350,700,000	USD	(2,188,918)	7/2/26	—	(31,690)
JPM	KRW	(135,366,515)	USD	88,748	7/15/26	1,226	—
JPM	KRW	86,890,738	USD	(57,470)	7/15/26	—	(1,290)
JPM	MXN	64,496,171	USD	(3,710,362)	9/17/26	—	(46,057)
JPM	MXN	25,732,278	USD	(1,459,998)	12/16/26	—	(8,823)
JPM	PLN	7,968,501	USD	(2,186,526)	7/10/26	—	(68,292)
JPM	PLN	933,352	USD	(248,644)	7/23/26	—	(541)
JPM	PLN	90,000	USD	(23,830)	7/23/26	94	—
JPM	THB	5,563,187	USD	(166,413)	7/6/26	1,129	—
JPM	THB	(15,288,625)	USD	473,034	9/16/26	9,849	—
JPM	THB	(16,355,509)	USD	491,527	9/16/26	—	(3,979)
JPM	TWD	(1,147,630)	USD	36,254	9/16/26	324	—
LVIP PIMCO Low Duration Bond Fund-13

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
MSC	AUD	1,448,000	USD	(1,038,330)	7/2/26	$—	$(35,841)
MSC	CAD	(318,000)	USD	229,846	7/2/26	5,607	—
MSC	CAD	175,000	USD	(123,414)	8/4/26	175	—
MSC	CHF	(235,000)	USD	298,591	7/2/26	7,686	—
MSC	CHF	(328,000)	USD	403,966	7/2/26	—	(2,063)
MSC	CHF	(2,556,861)	USD	3,175,979	8/4/26	—	(925)
MSC	DKK	(56,500,000)	USD	8,956,660	1/4/27	231,465	—
MSC	GBP	226,711	USD	(300,000)	8/4/26	714	—
MSC	IDR	(9,836,585,000)	USD	550,000	7/2/26	233	—
MSC	IDR	9,836,585,000	USD	(549,561)	7/2/26	206	—
MSC	IDR	(1,244,311,791)	USD	68,039	9/16/26	—	(1,017)
MSC	JPY	1,311,066,493	USD	(8,096,837)	8/4/26	—	(10,548)
MSC	KRW	(39,391,586)	USD	25,455	7/6/26	—	(5)
MSC	KRW	113,828,401	USD	(73,546)	7/15/26	50	—
MSC	NZD	(5,113,000)	USD	3,062,600	7/2/26	158,419	—
Total Foreign Currency Exchange Contracts						$2,101,672	$(1,224,738)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
304	3 Month Euro Euribor Futures	$84,597,182	$84,562,034	12/14/26	$35,148	$—
(143)	CBOT 10 Year U.S. Treasury Notes Futures	(15,714,359)	(15,586,825)	9/21/26	—	(127,534)
3,464	CBOT 2 Year U.S. Treasury Notes Futures	714,044,061	714,188,502	9/30/26	—	(144,441)
309	CBOT 30 Day Federal Funds Futures	123,983,293	123,977,201	8/31/26	6,092	—
1,074	CBOT 5 Year U.S. Treasury Notes Futures	114,968,344	114,784,242	9/30/26	184,102	—
(96)	Montreal Exchange 5 Year Canadian Bond Futures	(7,655,632)	(7,623,488)	9/18/26	—	(32,144)
19	SFE 10 Year Australian Bond Futures	1,444,611	1,423,858	9/15/26	20,753	—
648	SFE 3 Year Australian Bond Futures	46,925,355	46,682,361	9/15/26	242,994	—
263	Three Month SONIA Index Futures	83,738,602	83,834,779	3/16/27	—	(96,177)
(841)	Ultra 10 Year U.S. Treasury Notes Futures	(94,586,219)	(93,497,148)	9/21/26	—	(1,089,071)
(27)	Ultra U.S. Treasury Bond Futures	(3,136,219)	(3,097,788)	9/21/26	—	(38,431)
Total Futures Contracts					$489,089	$(1,527,798)
Reverse Repurchase Agreements1
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
BOA-collateralized by U.S. Treasury Inflation Indexed Notes 2.125% 4/15/29; market value $2,266,501	3.76%	6/29/26	7/6/26	$(2,275,875)	$(2,276,350)
CITI-collateralized by FHLMC and FNMA 1.00%-4.30% 12/1/32-8/15/44; market value $9,914,814	3.80%	6/30/26	7/7/26	(11,296,825)	(11,298,018)
Total Reverse Repurchase Agreements				$(13,572,700)	$(13,574,368)
LVIP PIMCO Low Duration Bond Fund-14

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Swap Contract1
Credit Default Swap (CDS) Contracts
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
MSC Korea International Bonds 2.75% 01/19/2027 - Quarterly	6,000,000	(1.00%)	12/20/30	$(199,272)	$(200,570)	$1,298	$—
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
10,300,000	3.75	SOFR12M	Receive	Annual	12/18/29	$56,270	$11,885	$44,384	$—
8,100,000	3.75	SOFR12M	Receive	Annual	12/17/32	79,052	(166,048)	245,100	—
CLP 245,300,000	4.59	1 day CLP CAMARA	Receive	Semi-Annual	10/1/29	(205)	—	—	(204)
EUR 1,100,000	3.00	EURIBOR06M	Receive	Annual/Semiannual	9/16/56	20,119	9,755	10,364	—
66,070,000	3.33	SOFR12M	Receive	Annual	8/31/30	1,479,418	264,381	1,215,037	—
AUD 15,700,000	4.25	BBSW6M	Pay	Semi-Annual	3/18/36	(511,083)	30,606	—	(541,689)
EUR 2,600,000	2.75	EURIBOR06M	Pay	Annual/Semiannual	9/16/36	(46,624)	(89,384)	42,760	—
GBP 28,300,000	3.50	SONIA12M	Pay	Annual	3/18/31	(918,785)	(372,121)	—	(546,664)
10,320,000	4.00	SOFR12M	Receive	Annual	11/30/30	(32,259)	883	—	(33,142)
CAD 21,100,000	2.75	1 day CAD CORRA	Receive	Semi-Annual	6/17/31	63,073	119,658	—	(56,585)
26,510,000	4.00	SOFR12M	Receive	Annual	11/30/30	(82,866)	(33,377)	—	(49,489)
CAD 8,800,000	3.00	1 day CAD CORRA	Receive	Semi-Annual	5/25/31	(48,889)	(1,861)	—	(47,028)
Total IRS Contracts							$(225,623)	$1,557,645	$(1,274,801)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BBSW6M–Bank Bill Swap Rate 6 Months
BNP–BNP Paribas
BOA–Bank of America
BRL–Brazilian Real
CAD–Canadian Dollar
CAMARA–1-day Chilean Peso Overnight Index Swap Rate
CBOT–Chicago Board of Trade
CHF–Swiss Franc
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CLP–Chilean Peso
CNH–Chinese Yuan Renminbi
CORRA–Canadian Overnight Repo Rate Average
DKK–Danish Krone
EUR–Euro
EURIBOR–Euro Interbank Offer Rate
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
GBP–British Pound Sterling
LVIP PIMCO Low Duration Bond Fund-15

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
GS–Goldman Sachs
GSB–Goldman Sachs Bank USA
HSBC–Hong Kong and Shanghai Banking Corporation
IDR–Indonesia Rupiah
ILS–Israeli Shekel
INR–Indian Rupee
IRS–Interest Rate Swap
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
KRW–South Korean Won
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
NZD–New Zealand Dollar
PJSC–Public Joint Stock Company
PLN–Polish Zloty
REMIC–Real Estate Mortgage Investment Conduits
SFE–Sydney Futures Exchange
SGD–Singapore Dollar
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SONIA–Sterling Overnight Index Average
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
TBA–To be announced
THB–Thailand Baht
TWD–Taiwan New Dollar
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-16

LVIP PIMCO Low Duration Bond Fund
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
ASSETS:
Investments, at value	$989,779,131
Receivable for securities sold	260,008,967
Cash collateral held at broker for futures contracts	10,819,242
Dividends and interest receivable	5,371,615
Foreign currencies, at value	3,133,302
Cash collateral held at brokers for centrally cleared swap contracts	2,767,000
Unrealized appreciation on foreign currency exchange contracts	2,101,672
Receivable for fund shares sold	1,188,072
Variation margin due from broker on centrally cleared swap contracts	623,402
Expense reimbursement receivable from Lincoln Financial Investments Corporation	23,611
Prepaid expenses	2,677
TOTAL ASSETS	1,275,818,691
LIABILITIES:
Payable for securities purchased	389,590,438
Reverse repurchase agreements	13,572,700
Variation margin due to broker on futures contracts	5,391,168
Due to custodian	3,307,417
Cash collateral due to brokers for certain open bilateral derivatives	2,940,000
Payable for fund shares redeemed	2,698,838
Unrealized depreciation on foreign currency exchange contracts	1,224,738
Cash collateral due to brokers for TBAs	560,000
Due to manager and affiliates	501,712
Swap payments payable	199,253
Other accrued expenses payable	45,983
Payable for audit fee	35,028
Payable for fund accounting fee	19,738
Interest expense payable for reverse repurchase agreements	1,668
TOTAL LIABILITIES	420,088,681
TOTAL NET ASSETS	$855,730,010
Investments, at cost	$991,015,626
Foreign currencies, at cost	3,247,995
Standard Class:
Net Assets	$36,978,598
Shares Outstanding	3,862,765
Net Asset Value Per Share	$9.573
Service Class:
Net Assets	$818,751,412
Shares Outstanding	85,686,736
Net Asset Value Per Share	$9.555
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$889,328,297
Distributable earnings/(accumulated loss)	(33,598,287)
TOTAL NET ASSETS	$855,730,010
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-17

LVIP PIMCO Low Duration Bond Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $525)	$19,577,310
Dividends	327
19,577,637
EXPENSES:
Management fees	2,149,220
Distribution fees-Service Class	1,032,013
Interest expense on reverse repurchase agreements and securities sold short	225,900
Shareholder servicing fees	124,655
Accounting and administration expenses	80,225
Custodian fees	60,074
Professional fees	48,296
Consulting fees	16,678
Reports and statements to shareholders	16,546
Pricing fees	12,697
Trustees’ fees and expenses	12,472
Other	7,985
3,786,761
Less:
Management fees waived	(260,397)
Expenses reimbursed	(119,231)
Total operating expenses	3,407,133
NET INVESTMENT INCOME	16,170,504
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	675,142
Foreign currencies	(953,316)
Foreign currency exchange contracts	(473,903)
Futures contracts	(4,716,854)
Options purchased	(199,045)
Swap contracts	1,593,255
Net realized loss	(4,074,721)
Net change in unrealized appreciation (depreciation) of:
Investments	(4,325,397)
Foreign currencies	(173,878)
Foreign currency exchange contracts	1,770,331
Futures contracts	(1,819,433)
Options purchased	1,503,407
Swap contracts	23,635
Net change in unrealized appreciation (depreciation)	(3,021,335)
NET REALIZED AND UNREALIZED LOSS	(7,096,056)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,074,448
See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$16,170,504	$35,240,976
Net realized loss	(4,074,721)	(299,965)
Net change in unrealized appreciation (depreciation)	(3,021,335)	10,103,332
Net increase in net assets resulting from operations	9,074,448	45,044,343
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,217,279)
Service Class	—	(29,900,359)
	—	(31,117,638)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,962,100	12,091,631
Service Class	109,822,682	219,490,127
Reinvestment of dividends and distributions:
Standard Class	—	1,217,279
Service Class	—	29,900,359
	115,784,782	262,699,396
Cost of shares redeemed:
Standard Class	(2,295,368)	(8,180,462)
Service Class	(142,619,539)	(275,087,703)
	(144,914,907)	(283,268,165)
Decrease in net assets derived from capital share transactions	(29,130,125)	(20,568,769)
NET DECREASE IN NET ASSETS	(20,055,677)	(6,642,064)
NET ASSETS:
Beginning of period	875,785,687	882,427,751
End of period	$855,730,010	$875,785,687
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-18

LVIP PIMCO Low Duration Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.461	$9.318	$9.282	$9.167	$9.854	$10.085
Income (loss) from investment operations:
Net investment income[2]	0.188	0.404	0.405	0.353	0.174	0.105
Net realized and unrealized gain (loss)	(0.076)	0.105	0.068	0.092	(0.655)	(0.170)
Total from investment operations	0.112	0.509	0.473	0.445	(0.481)	(0.065)
Less dividends and distributions from:
Net investment income	—	(0.366)	(0.437)	(0.328)	(0.143)	(0.115)
Return of capital	—	—	—	(0.002)	(0.063)	(0.051)
Total dividends and distributions	—	(0.366)	(0.437)	(0.330)	(0.206)	(0.166)
Net asset value, end of period	$9.573	$9.461	$9.318	$9.282	$9.167	$9.854
Total return[3]	1.18%	5.47%	5.13%	4.87%	(4.88% )	(0.64% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,979	$32,904	$27,368	$87,466	$376,412	$135,986
Ratio of expenses to average net assets[4]	0.55%	0.60%	0.73%	0.66%	0.51%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.69%	0.81%	0.74%	0.58%	0.57%
Ratio of net investment income to average net assets[5]	4.00%	4.23%	4.28%	3.79%	1.85%	1.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.91%	4.14%	4.20%	3.71%	1.78%	1.00%
Portfolio turnover	174%	243%	231%	383%	1,035%	461%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2026, the years ended 2025, 2024, 2023, 2022, and 2021 was 0.50%,
0.50%, 0.50%, 0.50%, 0.50%, and 0.53% respectively.

[5]
The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2026, the years ended 2025, 2024, 2023, 2022 and
2021 was 4.05%, 4.33%, 4.51%, 3.95%, 1.86%, and 1.04% respectively.

See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-19

LVIP PIMCO Low Duration Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.455	$9.312	$9.277	$9.162	$9.849	$10.080
Income (loss) from investment operations:
Net investment income[2]	0.177	0.379	0.389	0.325	0.152	0.079
Net realized and unrealized gain (loss)	(0.077)	0.106	0.060	0.095	(0.655)	(0.168)
Total from investment operations	0.100	0.485	0.449	0.420	(0.503)	(0.089)
Less dividends and distributions from:
Net investment income	—	(0.342)	(0.414)	(0.303)	(0.120)	(0.099)
Return of capital	—	—	—	(0.002)	(0.064)	(0.043)
Total dividends and distributions	—	(0.342)	(0.414)	(0.305)	(0.184)	(0.142)
Net asset value, end of period	$9.555	$9.455	$9.312	$9.277	$9.162	$9.849
Total return[3]	1.06%	5.21%	4.87%	4.61%	(5.12% )	(0.89% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$818,751	$842,882	$855,060	$793,063	$789,146	$815,181
Ratio of expenses to average net assets[4]	0.80%	0.85%	0.90%	0.94%	0.76%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.89%	0.94%	0.98%	1.02%	0.83%	0.82%
Ratio of net investment income to average net assets[5]	3.75%	3.98%	4.11%	3.51%	1.60%	0.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.66%	3.89%	4.03%	3.43%	1.53%	0.75%
Portfolio turnover	174%	243%	231%	383%	1,035%	461%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2026, the years ended 2025, 2024, 2023,  2022, and 2021 was
0.75%, 0.75%, 0.75%, 0.75%, 0.75%, and 0.78% respectively.

[5]
The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2026, the years ended 2025, 2024, 2023, 2022, and
2021 was 3.80%, 4.08%, 4.26%, 3.70%, 1.61%, and 0.79% respectively.

See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-20

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP PIMCO Low Duration Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income consistent with preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP PIMCO Low Duration Bond Fund-21

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. As of June 30, 2026, there were no open repurchase agreements.
Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.
Cash and Cash Equivalents–Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
LVIP PIMCO Low Duration Bond Fund-22

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.50% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.05% on the first $500 million of the Fund’s average daily net assets and 0.075% of the Fund’s average daily net assets in excess of $500 million.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses and interest expense) exceed 0.50% of the Fund's average daily net assets for the Standard Class and 0.75% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$131,939	$126,470	$240,098	$498,507
Pacific Investment Management Company LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$34,283
Legal	5,704
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,194 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$23,611
Management fees payable to LFI	309,254
Distribution fees payable to LFD	168,426
Printing and mailing fees payable to Lincoln Life	3,631
Shareholder servicing fees payable to Lincoln Life	20,401
LVIP PIMCO Low Duration Bond Fund-23

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2026, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$258,127,412
Purchases of U.S. government securities	1,311,067,944
Sales other than U.S. government securities	171,867,207
Sales of U.S. government securities	1,433,991,746
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$991,015,626
Aggregate unrealized appreciation of investments and derivatives	$8,911,168
Aggregate unrealized depreciation of investments and derivatives	(10,025,296)
Net unrealized depreciation of investments and derivatives	$(1,114,128)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP PIMCO Low Duration Bond Fund-24

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$141,543,165	$—	$141,543,165
Agency Commercial Mortgage-Backed Securities	—	1,857,277	—	1,857,277
Agency Mortgage-Backed Securities	—	126,901,236	—	126,901,236
Corporate Bonds
Aerospace & Defense	—	506,640	—	506,640
Airlines	—	2,181,794	—	2,181,794
Auto Manufacturers	—	35,963,258	—	35,963,258
Banks	—	140,948,160	—	140,948,160
Beverages	—	1,583,505	—	1,583,505
Diversified Financial Services	—	39,365,987	—	39,365,987
Electric	—	33,431,886	—	33,431,886
Electronics	—	2,222,141	—	2,222,141
Food	—	2,413,933	—	2,413,933
Gas	—	3,359,109	—	3,359,109
Health Care Services	—	3,665,326	—	3,665,326
Insurance	—	21,055,254	—	21,055,254
Investment Company	—	4,166,604	—	4,166,604
Lodging	—	5,747,369	—	5,747,369
Machinery Diversified	—	3,985,632	—	3,985,632
Mining	—	3,288,699	—	3,288,699
Oil & Gas	—	5,549,045	—	5,549,045
Pharmaceuticals	—	4,155,097	5,549,024	9,704,121
Pipelines	—	6,118,588	—	6,118,588
Real Estate	—	672,279	—	672,279
Real Estate Investment Trusts	—	6,479,626	—	6,479,626
Savings & Loans	—	3,935,974	—	3,935,974
Shipbuilding	—	4,371,088	—	4,371,088
Software	—	2,896,339	—	2,896,339
Telecommunications	—	17,183,144	—	17,183,144
Loan Agreement	—	3,236,247	—	3,236,247
Municipal Bonds	—	4,688,942	—	4,688,942
Non-Agency Asset-Backed Securities	—	233,731,385	—	233,731,385
Non-Agency Collateralized Mortgage Obligations	—	24,615,789	—	24,615,789
Non-Agency Commercial Mortgage-Backed Securities	—	13,379,040	—	13,379,040
Sovereign Bonds	—	31,709,836	—	31,709,836
U.S. Treasury Obligation	—	2,989,623	—	2,989,623
Money Market Fund	3,678,805	—	—	3,678,805
Options Purchased	—	2,013,822	—	2,013,822
LVIP PIMCO Low Duration Bond Fund-25

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$38,638,463	$—	$38,638,463
Total Investments	$3,678,805	$980,551,302	$5,549,024	$989,779,131
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$2,101,672	$—	$2,101,672
Futures Contracts	$489,089	$—	$—	$489,089
Swap Contracts	$—	$1,558,943	$—	$1,558,943
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,224,738)	$—	$(1,224,738)
Futures Contracts	$(1,527,798)	$—	$—	$(1,527,798)
Reverse Repurchase Agreements	$—	$(13,572,700)	$—	$(13,572,700)
Swap Contracts	$—	$(1,274,801)	$—	$(1,274,801)
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	626,716	1,268,245
Service Class	11,563,356	23,079,484
Shares reinvested:
Standard Class	—	129,037
Service Class	—	3,171,181
	12,190,072	27,647,947
Shares redeemed:
Standard Class	(241,822)	(856,610)
Service Class	(15,022,035)	(28,930,066)
	(15,263,857)	(29,786,676)
Net decrease	(3,073,785)	(2,138,729)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
LVIP PIMCO Low Duration Bond Fund-26

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
During the six months ended June 30, 2026, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to fix the U.S. dollar value of a security between trade date and settlement date.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Options Contracts–During the six months ended June 30, 2026, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2026, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to manage the Fund's exposure to changes in foreign currencies; to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; as a cash management tool; to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options; to generate income; to reduce transaction costs; to take advantage of liquidity available in the options market and to receive premiums for writing options.
Swap Contracts–The Fund may enter into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is
LVIP PIMCO Low Duration Bond Fund-27

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2026, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2026, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2026, the Fund used CDS contracts to hedge against credit events; to enhance total return and to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.
LVIP PIMCO Low Duration Bond Fund-28

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Unrealized appreciation on foreign currency exchange contracts	$2,101,672	Unrealized depreciation on foreign currency exchange contracts	$(1,224,738)
Futures contracts (Interest rate contracts)*	Variation margin due to broker on futures contracts	489,089	Variation margin due to broker on futures contracts	(1,527,798)
Options purchased (Interest rate contracts)	Investments, at value	2,013,822	Investments, at value	—
Swap contracts (Credit contracts)	Variation margin due from broker on centrally cleared swap contracts and swap payments payable/receivable on Over-The-Counter contracts	1,298	Variation margin due from broker on centrally cleared swap contracts and swap payments payable/receivable on Over-The-Counter contracts	—
Swap contracts (Interest rate contracts)**	Variation margin due from brokers on centrally cleared interest rate swap contracts and swap payments payable/receivable on Over-The-Counter contracts	1,557,646	Variation margin due from brokers on centrally cleared interest rate swap contracts and swap payments payable/receivable on Over-The-Counter contracts	(1,274,802)
Total		$6,163,527		$(4,027,338)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

**
Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(473,903)	$1,770,331
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(4,716,854)	(1,819,433)
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(199,045)	1,503,407
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	189,336	(157,139)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	1,403,919	180,774
Total		$(3,796,547)	$1,477,940
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional)	$74,025,142	$155,056,087
Futures contracts (average notional value)	933,838,927	104,756,778
Options contracts (average value)	1,093,667	—
CDS contracts (average notional value)*	13,646,856	1,502,605
Interest rate swap contracts (average notional value)**	124,325,789	87,278,886

LVIP PIMCO Low Duration Bond Fund-29

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
*Long represents buying protection and short represents selling protection.
**Long represents paying floating interest payments and short represent receiving floating interest payments.
At June 30, 2026, the Fund posted securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Securities Collateral
Goldman Sachs International	$356,000
Total	$356,000
At June 30, 2026, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
BNP Paribas SA	$1,390,000
Morgan Stanley & Co. International	1,550,000
Total	$2,940,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
At June 30, 2026, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
BNP Paribas SA	$1,660,206	$(296,607)	$1,363,599
Goldman Sachs International	128,161	(354,009)	(225,848)
JPMorgan Chase Bank	288,930	(523,723)	(234,793)
Morgan Stanley Capital	2,039,495	(50,399)	1,989,096
Total	$4,116,792	$(1,224,738)	$2,892,054

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
BNP Paribas SA	$1,363,599	$—	$(1,363,599)	$—	$—	$—
Goldman Sachs International	(225,848)	—	—	225,848	—	—
JPMorgan Chase Bank	(234,793)	—	—	—	—	(234,793)
Morgan Stanley Capital	1,989,096	—	(1,550,000)	—	—	439,096
Total	$2,892,054	$—	$(2,913,599)	$225,848	$—	$204,303

[1]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
LVIP PIMCO Low Duration Bond Fund-30

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Reverse repurchase agreements
Reverse repurchase transactions are entered into by the Fund under Master Reverse Repurchase Agreements (each, an “MRRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRRA with collateral  held and/or posted to the counterparty  and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRRA counterparty’s  bankruptcy or insolvency. Pursuant to the terms of the MRRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRRA counterparty,  the Fund is considered  unsecured creditors with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of June 30, 2026, the following table is a summary of the Fund’s reverse repurchase agreements by counterparty which are subject to offset under an MRRA:
Counterparty	Reverse Repurchase Agreement	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Citigroup Global Markets	$(11,296,825)	$9,914,814	$—	$(1,382,011)
Bank of America N.A.	(2,275,875)	2,266,501	—	(9,374)
Total	$(13,572,700)	$12,181,315	$—	$(1,391,385)

[1] Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal
LVIP PIMCO Low Duration Bond Fund-31

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP PIMCO Low Duration Bond Fund-32

LVIP State Street Index Allocation Funds
LVIP State Street Conservative Index Allocation Fund (formerly, LVIP SSGA Conservative Index Allocation Fund)
LVIP State Street Moderate Index Allocation Fund (formerly, LVIP SSGA Moderate Index Allocation Fund)
LVIP State Street Moderately Aggressive Index Allocation Fund (formerly, LVIP SSGA Moderately Aggressive Index Allocation Fund)
LVIP Structured Allocation Funds
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Allocation Funds

LVIP State Street Conservative Index Allocation Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–86.03%
INVESTMENT COMPANIES–86.03%
Equity Funds–22.28%
✧✧Lincoln Variable Insurance Products Trust-
LVIP State Street Mid-Cap Index Fund	307,718	$4,646,538
LVIP State Street S&P 500 Index Fund	710,969	26,378,381
LVIP State Street Small-Cap Index Fund	72,365	3,084,137
		34,109,056
Fixed Income Fund–49.61%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street Bond Index Fund	7,481,163	75,941,284
		75,941,284
International Equity Fund–14.14%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street International Index Fund	1,482,879	21,638,175
		21,638,175
Total Affiliated Investments (Cost $99,262,876)		131,688,515

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–14.01%
INVESTMENT COMPANIES–14.01%
Fixed Income Fund–9.96%
Schwab US TIPS ETF	575,035	$15,238,428
		15,238,428
International Equity Fund–4.05%
iShares Core MSCI Emerging Markets ETF	74,824	6,198,420
		6,198,420
Total Unaffiliated Investments (Cost $17,973,631)		21,436,848

TOTAL INVESTMENTS–100.04% (Cost $117,236,507)	153,125,363
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(55,974)
NET ASSETS APPLICABLE TO 9,982,019 SHARES OUTSTANDING–100.00%	$153,069,389

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-1

LVIP State Street Moderate Index Allocation Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–84.07%
INVESTMENT COMPANIES–84.07%
Equity Funds–34.30%
✧✧Lincoln Variable Insurance Products Trust-
LVIP State Street Mid-Cap Index Fund	2,945,164	$44,471,980
LVIP State Street S&P 500 Index Fund	4,803,359	178,214,228
LVIP State Street Small-Cap Index Fund	692,610	29,518,348
		252,204,556
Fixed Income Fund–29.65%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street Bond Index Fund	21,480,947	218,053,088
		218,053,088
International Equity Fund–20.12%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street International Index Fund	10,137,575	147,927,493
		147,927,493
Total Affiliated Investments (Cost $398,086,147)		618,185,137

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–15.96%
INVESTMENT COMPANIES–15.96%
Fixed Income Fund–9.91%
Schwab US TIPS ETF	2,751,129	$72,904,919
		72,904,919
International Equity Fund–6.05%
iShares Core MSCI Emerging Markets ETF	536,843	44,472,074
		44,472,074
Total Unaffiliated Investments (Cost $95,352,007)		117,376,993

TOTAL INVESTMENTS–100.03% (Cost $493,438,154)	735,562,130
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(185,959)
NET ASSETS APPLICABLE TO 37,355,653 SHARES OUTSTANDING–100.00%	$735,376,171

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-2

LVIP State Street Moderately Aggressive Index Allocation Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–85.01%
INVESTMENT COMPANIES–85.01%
Equity Funds–38.26%
✧✧Lincoln Variable Insurance Products Trust-
LVIP State Street Mid-Cap Index Fund	3,486,864	$52,651,640
LVIP State Street S&P 500 Index Fund	5,280,604	195,920,980
LVIP State Street Small-Cap Index Fund	878,567	37,443,644
		286,016,264
Fixed Income Fund–24.66%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street Bond Index Fund	18,165,162	184,394,562
		184,394,562
International Equity Fund–22.09%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street International Index Fund	11,316,318	165,127,718
		165,127,718
Total Affiliated Investments (Cost $397,017,533)		635,538,544

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–15.03%
INVESTMENT COMPANIES–15.03%
Fixed Income Fund–4.96%
Schwab US TIPS ETF	1,397,802	$37,041,753
		37,041,753
International Equity Fund–10.07%
iShares Core MSCI Emerging Markets ETF	909,045	75,305,288
		75,305,288
Total Unaffiliated Investments (Cost $77,390,453)		112,347,041

TOTAL INVESTMENTS–100.04% (Cost $474,407,986)	747,885,585
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(288,180)
NET ASSETS APPLICABLE TO 34,774,927 SHARES OUTSTANDING–100.00%	$747,597,405

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-3

LVIP Structured Conservative Allocation Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.10%
INVESTMENT COMPANIES–90.10%
Equity Funds–22.30%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,164,246	$21,115,936
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	443,120	7,981,910
		29,097,846
Fixed Income Fund–49.61%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street Bond Index Fund	6,375,706	64,719,791
		64,719,791
International Equity Funds–18.19%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	409,376	5,246,153
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,592,012	$18,486,448
		23,732,601
Total Affiliated Investments (Cost $95,704,474)		117,550,238

UNAFFILIATED INVESTMENT–9.95%
INVESTMENT COMPANY–9.95%
Fixed Income Fund–9.95%
Schwab US TIPS ETF	490,052	12,986,378
Total Unaffiliated Investment (Cost $12,741,925)		12,986,378

TOTAL INVESTMENTS–100.05% (Cost $108,446,399)	130,536,616
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(64,072)
NET ASSETS APPLICABLE TO 10,853,461 SHARES OUTSTANDING–100.00%	$130,472,544

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-4

LVIP Structured Moderate Allocation Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.12%
INVESTMENT COMPANIES–90.12%
Equity Funds–34.33%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	11,539,569	$209,293,167
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	4,879,903	87,901,690
		297,194,857
Fixed Income Fund–29.63%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street Bond Index Fund	25,277,005	256,586,874
		256,586,874
International Equity Funds–26.16%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	4,057,591	51,998,032
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	15,027,647	$174,501,041
		226,499,073
Total Affiliated Investments (Cost $583,243,502)		780,280,804

UNAFFILIATED INVESTMENT–9.91%
INVESTMENT COMPANY–9.91%
Fixed Income Fund–9.91%
Schwab US TIPS ETF	3,238,262	85,813,943
Total Unaffiliated Investment (Cost $84,364,305)		85,813,943

TOTAL INVESTMENTS–100.03% (Cost $667,607,807)	866,094,747
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(275,233)
NET ASSETS APPLICABLE TO 62,214,264 SHARES OUTSTANDING–100.00%	$865,819,514

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-5

LVIP Structured Moderately Aggressive Allocation Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.08%
INVESTMENT COMPANIES–95.08%
Equity Funds–38.31%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	7,573,592	$137,362,234
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	3,547,660	63,904,008
		201,266,242
Fixed Income Fund–24.65%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street Bond Index Fund	12,761,499	129,541,975
		129,541,975
International Equity Funds–32.12%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	4,097,084	52,504,127
LVIP Franklin Templeton Multi-Factor International Equity Fund	10,014,592	116,289,442
		168,793,569
Total Affiliated Investments (Cost $352,692,960)		499,601,786

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–4.95%
INVESTMENT COMPANIES–4.95%
Fixed Income Fund–4.95%
Schwab US TIPS ETF	980,977	$25,995,890
		25,995,890
Money Market Fund–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	1,368	1,368
		1,368
Total Unaffiliated Investments (Cost $25,573,055)		25,997,258

TOTAL INVESTMENTS–100.03% (Cost $378,266,015)	525,599,044
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(183,775)
NET ASSETS APPLICABLE TO 34,500,912 SHARES OUTSTANDING–100.00%	$525,415,269

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-6

LVIP Allocation Funds
Statements of Assets and Liabilities
June 30, 2026 (unaudited)
	LVIP State Street Conservative Index Allocation Fund	LVIP State Street Moderate Index Allocation Fund	LVIP State Street Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
ASSETS:
Affiliated investments, at value	$131,688,515	$618,185,137	$635,538,544	$117,550,238	$780,280,804	$499,601,786
Unaffiliated investments, at value	21,436,848	117,376,993	112,347,041	12,986,378	85,813,943	25,997,258
Receivable for securities sold	7,734	10,101	554,733	15,011	356,874	144,344
Expense reimbursement receivable from Lincoln Financial Investments Corporation	6,838	—	—	—	—	—
Receivable for fund shares sold	2,339	165,173	58,279	2,417	123,852	8,227
Prepaid expenses	391	1,751	1,758	327	2,716	1,203
Dividends and interest receivable	74	240	97	99	21,963	262
TOTAL ASSETS	153,142,739	735,739,395	748,500,452	130,554,470	866,600,152	525,753,080
LIABILITIES:
Due to manager and affiliates	39,593	172,613	169,042	40,488	240,571	145,426
Payable for audit fee	11,708	11,708	11,707	11,707	11,708	11,707
Payable for fund shares redeemed	9,866	79,405	674,254	7,697	363,535	160,168
Payable for fund accounting fee	6,243	6,285	6,283	6,242	6,553	6,269
Payable for extra ordinary expenses	1,898	2,062	2,054	1,897	1,667	2,007
Other accrued expenses payable	1,471	1,198	848	773	4,512	1,991
Payable for legal fee	1,385	6,335	6,297	1,218	7,299	4,517
Due to custodian	1,186	10,156	31,187	10,296	141,068	—
Payable for securities purchased	—	72,045	—	—	—	1,325
Payable for registration fees	—	—	—	707	2,257	3,234
Payable for custodian fee	—	1,417	1,375	901	1,468	1,167
TOTAL LIABILITIES	73,350	363,224	903,047	81,926	780,638	337,811
TOTAL NET ASSETS	$153,069,389	$735,376,171	$747,597,405	$130,472,544	$865,819,514	$525,415,269
Affiliated investments, at cost	$99,262,876	$398,086,147	$397,017,533	$95,704,474	$583,243,502	$352,692,960
Unaffiliated investments, at cost	17,973,631	95,352,007	77,390,453	12,741,925	84,364,305	25,573,055
Standard Class:
Net Assets	$70,067,517	$414,903,326	$456,834,881	$27,642,070	$320,626,013	$189,361,374
Shares Outstanding	4,564,517	21,054,978	21,213,405	2,297,152	23,007,103	12,414,876
Net Asset Value Per Share	$15.350	$19.706	$21.535	$12.033	$13.936	$15.253
Service Class:
Net Assets	$83,001,872	$320,472,845	$290,762,524	$102,830,474	$545,193,501	$336,053,895
Shares Outstanding	5,417,502	16,300,675	13,561,522	8,556,309	39,207,161	22,086,036
Net Asset Value Per Share	$15.321	$19.660	$21.440	$12.018	$13.905	$15.216
LVIP Allocation Funds-7

LVIP Allocation Funds
Statements of Assets and Liabilities (continued)

	LVIP State Street Conservative Index Allocation Fund	LVIP State Street Moderate Index Allocation Fund	LVIP State Street Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$119,029,471	$487,866,859	$470,979,811	$112,328,624	$674,288,587	$381,649,580
Distributable earnings/(accumulated loss)	34,039,918	247,509,312	276,617,594	18,143,920	191,530,927	143,765,689
TOTAL NET ASSETS	$153,069,389	$735,376,171	$747,597,405	$130,472,544	$865,819,514	$525,415,269
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-8

LVIP Allocation Funds
Statements of Operations
Six Months Ended June 30, 2026 (unaudited)
	LVIP State Street Conservative Index Allocation Fund	LVIP State Street Moderate Index Allocation Fund	LVIP State Street Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$234,591	$1,219,661	$1,061,378	$154,286	$1,002,163	$296,562
EXPENSES:
Management fees	113,028	527,957	534,394	97,577	636,403	376,985
Distribution fees-Service Class	104,362	383,660	350,530	129,305	672,115	405,254
Shareholder servicing fees	21,852	102,072	103,316	18,865	123,038	72,884
Accounting and administration expenses	20,711	46,516	46,756	19,770	60,996	37,096
Professional fees	17,050	22,458	22,491	16,852	28,168	20,483
Reports and statements to shareholders	4,504	6,512	6,476	4,359	11,035	5,193
Consulting fees	2,288	2,485	2,489	2,279	2,218	2,411
Custodian fees	2,272	4,101	4,281	1,938	3,990	2,382
Trustees’ fees and expenses	2,170	9,941	9,938	1,894	11,817	7,093
Index fees	1,187	5,399	5,363	—	—	—
Pricing fees	176	721	707	163	395	517
Other	2,525	6,167	6,174	3,809	18,831	11,512
	292,125	1,117,989	1,092,915	296,811	1,569,006	941,810
Less:
Expenses reimbursed	(37,060)	—	—	—	(5,927)	—
Total operating expenses	255,065	1,117,989	1,092,915	296,811	1,563,079	941,810
NET INVESTMENT INCOME (LOSS)	(20,474)	101,672	(31,537)	(142,525)	(560,916)	(645,248)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	2,125,122	2,925,147	1,703,229	1,852,214	4,294,666	6,624,265
Sale of unaffiliated investments	488,356	2,082,724	2,826,225	74,315	(38,503)	450,803
Net realized gain	2,613,478	5,007,871	4,529,454	1,926,529	4,256,163	7,075,068
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	4,316,605	41,474,484	48,420,862	5,280,054	64,577,907	42,809,774
Unaffiliated investments	843,667	7,077,218	12,528,083	3,968	350,137	41,914
Foreign currencies	—	—	—	—	(491)	—
Net change in unrealized appreciation (depreciation)	5,160,272	48,551,702	60,948,945	5,284,022	64,927,553	42,851,688
NET REALIZED AND UNREALIZED GAIN	7,773,750	53,559,573	65,478,399	7,210,551	69,183,716	49,926,756
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,753,276	$53,661,245	$65,446,862	$7,068,026	$68,622,800	$49,281,508
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-9

LVIP Allocation Funds
Statements of Changes in Net Assets
	LVIP State Street Conservative Index Allocation Fund		LVIP State Street Moderate Index Allocation Fund		LVIP State Street Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(20,474)	$3,733,604	$101,672	$15,018,023	$(31,537)	$14,002,906
Net realized gain	2,613,478	2,138,106	5,007,871	15,539,889	4,529,454	16,296,436
Net change in unrealized appreciation (depreciation)	5,160,272	11,507,235	48,551,702	64,308,676	60,948,945	72,833,476
Net increase in net assets resulting from operations	7,753,276	17,378,945	53,661,245	94,866,588	65,446,862	103,132,818
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,909,955)	—	(16,283,996)	—	(18,414,144)
Service Class	—	(3,577,186)	—	(12,356,845)	—	(11,561,896)
	—	(6,487,141)	—	(28,640,841)	—	(29,976,040)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,938,506	8,073,852	28,303,489	40,460,773	25,613,266	57,519,096
Service Class	5,004,340	8,523,641	22,730,453	30,104,303	15,437,135	24,648,601
Net assets from merger:
Standard Class	—	—	—	—	—	—
Service Class	—	—	—	—	—	—
Reinvestment of dividends and distributions:
Standard Class	—	2,909,955	—	16,283,996	—	18,414,144
Service Class	—	3,577,186	—	12,356,845	—	11,561,896
	13,942,846	23,084,634	51,033,942	99,205,917	41,050,401	112,143,737
Cost of shares redeemed:
Standard Class	(8,888,332)	(7,711,455)	(31,868,951)	(42,999,535)	(26,737,002)	(58,292,208)
Service Class	(11,801,138)	(17,238,375)	(31,604,212)	(51,394,368)	(22,839,514)	(44,564,978)
	(20,689,470)	(24,949,830)	(63,473,163)	(94,393,903)	(49,576,516)	(102,857,186)
Increase (decrease) in net assets derived from capital share transactions	(6,746,624)	(1,865,196)	(12,439,221)	4,812,014	(8,526,115)	9,286,551
NET INCREASE (DECREASE) IN NET ASSETS	1,006,652	9,026,608	41,222,024	71,037,761	56,920,747	82,443,329
NET ASSETS:
Beginning of period	152,062,737	143,036,129	694,154,147	623,116,386	690,676,658	608,233,329
End of period	$153,069,389	$152,062,737	$735,376,171	$694,154,147	$747,597,405	$690,676,658
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-10

LVIP Allocation Funds
Statements of Changes in Net Assets (continued)
	LVIP Structured Conservative Allocation Fund		LVIP Structured Moderate Allocation Fund		LVIP Structured Moderately Aggressive Allocation Fund
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(142,525)	$3,118,138	$(560,916)	$18,046,104	$(645,248)	$9,688,206
Net realized gain	1,926,529	2,083,672	4,256,163	15,643,295	7,075,068	11,066,120
Net change in unrealized appreciation (depreciation)	5,284,022	11,795,224	64,927,553	78,483,338	42,851,688	61,434,107
Net increase in net assets resulting from operations	7,068,026	16,997,034	68,622,800	112,172,737	49,281,508	82,188,433
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(771,216)	—	(8,135,648)	—	(4,730,237)
Service Class	—	(2,869,996)	—	(13,542,118)	—	(8,112,550)
	—	(3,641,212)	—	(21,677,766)	—	(12,842,787)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,780,710	2,944,867	18,096,604	45,385,057	11,578,069	23,329,928
Service Class	5,748,998	6,261,077	14,368,530	20,530,000	19,099,285	21,424,798
Net assets from merger:
Standard Class	—	—	—	92,714,987	—	—
Service Class	—	—	—	31,196,751	—	—
Reinvestment of dividends and distributions:
Standard Class	—	771,216	—	8,135,648	—	4,730,237
Service Class	—	2,869,996	—	13,542,118	—	8,112,550
	7,529,708	12,847,156	32,465,134	211,504,561	30,677,354	57,597,513
Cost of shares redeemed:
Standard Class	(2,136,540)	(3,845,978)	(30,174,360)	(28,816,041)	(12,650,484)	(25,062,370)
Service Class	(15,213,712)	(24,119,115)	(56,986,071)	(109,714,146)	(36,629,303)	(61,604,504)
	(17,350,252)	(27,965,093)	(87,160,431)	(138,530,187)	(49,279,787)	(86,666,874)
Increase (decrease) in net assets derived from capital share transactions	(9,820,544)	(15,117,937)	(54,695,297)	72,974,374	(18,602,433)	(29,069,361)
NET INCREASE (DECREASE) IN NET ASSETS	(2,752,518)	(1,762,115)	13,927,503	163,469,345	30,679,075	40,276,285
NET ASSETS:
Beginning of period	133,225,062	134,987,177	851,892,011	688,422,666	494,736,194	454,459,909
End of period	$130,472,544	$133,225,062	$865,819,514	$851,892,011	$525,415,269	$494,736,194
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-11

LVIP State Street Conservative Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Conservative Index Allocation Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.579	$13.512	$13.195	$12.378	$15.237	$14.733
Income (loss) from investment operations:
Net investment income[2]	0.008	0.384	0.374	0.314	0.340	0.305
Net realized and unrealized gain (loss)	0.763	1.342	0.410	1.006	(2.596)	0.634
Total from investment operations	0.771	1.726	0.784	1.320	(2.256)	0.939
Less dividends and distributions from:
Net investment income	—	(0.391)	(0.388)	(0.318)	(0.363)	(0.322)
Net realized gain	—	(0.268)	(0.079)	(0.185)	(0.240)	(0.113)
Total dividends and distributions	—	(0.659)	(0.467)	(0.503)	(0.603)	(0.435)
Net asset value, end of period	$15.350	$14.579	$13.512	$13.195	$12.378	$15.237
Total return[3]	5.30%	12.80%	5.94%	10.73%	(14.75% )	6.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$70,068	$66,520	$58,715	$55,436	$50,418	$58,531
Ratio of expenses to average net assets[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.25%	0.25%	0.25%	0.25%	0.25%	0.24%
Ratio of net investment income to average net assets	0.11% [5]	2.69%	2.73%	2.43%	2.52%	2.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.06% [5]	2.64%	2.68%	2.38%	2.47%	1.96%
Portfolio turnover	5%	13%	25%	13%	16%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-12

LVIP State Street Conservative Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Conservative Index Allocation Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.569	$13.505	$13.187	$12.372	$15.227	$14.726
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.010)	0.347	0.340	0.281	0.306	0.266
Net realized and unrealized gain (loss)	0.762	1.339	0.410	1.004	(2.593)	0.632
Total from investment operations	0.752	1.686	0.750	1.285	(2.287)	0.898
Less dividends and distributions from:
Net investment income	—	(0.354)	(0.353)	(0.285)	(0.328)	(0.284)
Net realized gain	—	(0.268)	(0.079)	(0.185)	(0.240)	(0.113)
Total dividends and distributions	—	(0.622)	(0.432)	(0.470)	(0.568)	(0.397)
Net asset value, end of period	$15.321	$14.569	$13.505	$13.187	$12.372	$15.227
Total return[3]	5.16%	12.51%	5.69%	10.46%	(14.96% )	6.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$83,002	$85,543	$84,321	$85,116	$81,908	$103,670
Ratio of expenses to average net assets[4]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.50%	0.50%	0.50%	0.50%	0.50%	0.49%
Ratio of net investment income (loss) to average net assets	(0.14% )[5]	2.44%	2.48%	2.18%	2.27%	1.75%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.19% )[5]	2.39%	2.43%	2.13%	2.22%	1.71%
Portfolio turnover	5%	13%	25%	13%	16%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-13

LVIP State Street Moderate Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Moderate Index Allocation Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$18.261	$16.482	$15.763	$14.551	$18.135	$16.887
Income (loss) from investment operations:
Net investment income[2]	0.013	0.422	0.408	0.354	0.409	0.351
Net realized and unrealized gain (loss)	1.432	2.149	0.912	1.597	(3.221)	1.403
Total from investment operations	1.445	2.571	1.320	1.951	(2.812)	1.754
Less dividends and distributions from:
Net investment income	—	(0.434)	(0.434)	(0.358)	(0.442)	(0.399)
Net realized gain	—	(0.358)	(0.167)	(0.381)	(0.330)	(0.107)
Total dividends and distributions	—	(0.792)	(0.601)	(0.739)	(0.772)	(0.506)
Net asset value, end of period	$19.706	$18.261	$16.482	$15.763	$14.551	$18.135
Total return[3]	7.91%	15.64%	8.37%	13.57%	(15.41% )	10.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$414,903	$387,942	$337,914	$312,213	$271,486	$308,832
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets	0.14% [5]	2.40%	2.45%	2.31%	2.58%	1.96%
Portfolio turnover	5%	12%	21%	10%	12%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-14

LVIP State Street Moderate Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Moderate Index Allocation Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$18.241	$16.467	$15.749	$14.542	$18.121	$16.875
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.011)	0.377	0.365	0.316	0.369	0.306
Net realized and unrealized gain (loss)	1.430	2.144	0.912	1.592	(3.216)	1.402
Total from investment operations	1.419	2.521	1.277	1.908	(2.847)	1.708
Less dividends and distributions from:
Net investment income	—	(0.389)	(0.392)	(0.320)	(0.402)	(0.355)
Net realized gain	—	(0.358)	(0.167)	(0.381)	(0.330)	(0.107)
Total dividends and distributions	—	(0.747)	(0.559)	(0.701)	(0.732)	(0.462)
Net asset value, end of period	$19.660	$18.241	$16.467	$15.749	$14.542	$18.121
Total return[3]	7.78%	15.35%	8.10%	13.28%	(15.62% )	10.12%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$320,473	$306,213	$285,203	$283,718	$262,063	$332,821
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	(0.11% )[5]	2.15%	2.20%	2.06%	2.33%	1.71%
Portfolio turnover	5%	12%	21%	10%	12%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-15

LVIP State Street Moderately Aggressive Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Moderately Aggressive Index Allocation Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$19.654	$17.508	$16.604	$15.194	$18.970	$17.483
Income (loss) from investment operations:
Net investment income[2]	0.009	0.427	0.417	0.360	0.395	0.344
Net realized and unrealized gain (loss)	1.872	2.616	1.122	1.862	(3.426)	1.643
Total from investment operations	1.881	3.043	1.539	2.222	(3.031)	1.987
Less dividends and distributions from:
Net investment income	—	(0.442)	(0.445)	(0.352)	(0.424)	(0.405)
Net realized gain	—	(0.455)	(0.190)	(0.460)	(0.321)	(0.095)
Total dividends and distributions	—	(0.897)	(0.635)	(0.812)	(0.745)	(0.500)
Net asset value, end of period	$21.535	$19.654	$17.508	$16.604	$15.194	$18.970
Total return[3]	9.57%	17.43%	9.26%	14.82%	(15.88% )	11.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$456,835	$418,003	$356,844	$318,829	$271,813	$305,640
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets	0.09% [5]	2.27%	2.37%	2.24%	2.40%	1.84%
Portfolio turnover	5%	12%	15%	9%	9%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-16

LVIP State Street Moderately Aggressive Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Moderately Aggressive Index Allocation Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$19.591	$17.458	$16.558	$15.157	$18.923	$17.443
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.016)	0.379	0.371	0.318	0.353	0.297
Net realized and unrealized gain (loss)	1.865	2.603	1.119	1.856	(3.415)	1.636
Total from investment operations	1.849	2.982	1.490	2.174	(3.062)	1.933
Less dividends and distributions from:
Net investment income	—	(0.394)	(0.400)	(0.313)	(0.383)	(0.358)
Net realized gain	—	(0.455)	(0.190)	(0.460)	(0.321)	(0.095)
Total dividends and distributions	—	(0.849)	(0.590)	(0.773)	(0.704)	(0.453)
Net asset value, end of period	$21.440	$19.591	$17.458	$16.558	$15.157	$18.923
Total return[3]	9.44%	17.14%	9.00%	14.54%	(16.09% )	11.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$290,763	$272,674	$251,390	$241,397	$213,896	$268,538
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	(0.16% )[5]	2.02%	2.12%	1.99%	2.15%	1.59%
Portfolio turnover	5%	12%	15%	9%	9%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-17

LVIP Structured Conservative Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Conservative Allocation Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.389	$10.315	$11.026	$10.375	$12.915	$12.585
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.001)	0.278	0.294	0.270	0.353	0.296
Net realized and unrealized gain (loss)	0.645	1.138	0.438	0.790	(2.084)	0.638
Total from investment operations	0.644	1.416	0.732	1.060	(1.731)	0.934
Less dividends and distributions from:
Net investment income	—	(0.321)	(0.349)	(0.289)	(0.440)	(0.497)
Net realized gain	—	(0.021)	(1.094)	(0.120)	(0.369)	(0.107)
Total dividends and distributions	—	(0.342)	(1.443)	(0.409)	(0.809)	(0.604)
Net asset value, end of period	$12.033	$11.389	$10.315	$11.026	$10.375	$12.915
Total return[3]	5.65%	13.72%	6.46%	10.27%	(13.30% )	7.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,642	$26,513	$24,202	$22,898	$21,098	$24,304
Ratio of expenses to average net assets[4]	0.26%	0.25%	0.25%	0.25%	0.25%	0.24%
Ratio of net investment income (loss) to average net assets	(0.02% )[5]	2.54%	2.63%	2.51%	3.06%	2.24%
Portfolio turnover	6%	10%	21%	30%	14%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-18

LVIP Structured Conservative Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Conservative Allocation Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.389	$10.315	$11.026	$10.375	$12.913	$12.582
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.016)	0.250	0.266	0.243	0.324	0.262
Net realized and unrealized gain (loss)	0.645	1.136	0.438	0.788	(2.082)	0.639
Total from investment operations	0.629	1.386	0.704	1.031	(1.758)	0.901
Less dividends and distributions from:
Net investment income	—	(0.291)	(0.321)	(0.260)	(0.411)	(0.463)
Net realized gain	—	(0.021)	(1.094)	(0.120)	(0.369)	(0.107)
Total dividends and distributions	—	(0.312)	(1.415)	(0.380)	(0.780)	(0.570)
Net asset value, end of period	$12.018	$11.389	$10.315	$11.026	$10.375	$12.913
Total return[3]	5.52%	13.44%	6.20%	9.99%	(13.52% )	7.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$102,830	$106,712	$110,785	$119,199	$125,899	$161,937
Ratio of expenses to average net assets[4]	0.51%	0.50%	0.50%	0.50%	0.50%	0.49%
Ratio of net investment income (loss) to average net assets	(0.27% )[5]	2.29%	2.38%	2.26%	2.81%	1.99%
Portfolio turnover	6%	10%	21%	30%	14%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-19

LVIP Structured Moderate Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderate Allocation Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.855	$11.265	$12.275	$11.378	$14.372	$13.554
Income (loss) from investment operations:
Net investment income[2]	0.002	0.326	0.300	0.301	0.443	0.347
Net realized and unrealized gain (loss)	1.079	1.622	0.871	1.172	(2.359)	1.299
Total from investment operations	1.081	1.948	1.171	1.473	(1.916)	1.646
Less dividends and distributions from:
Net investment income	—	(0.326)	(0.403)	(0.314)	(0.572)	(0.696)
Net realized gain	—	(0.032)	(1.762)	(0.262)	(0.506)	(0.132)
Return of capital	—	—	(0.016)	—	—	—
Total dividends and distributions	—	(0.358)	(2.181)	(0.576)	(1.078)	(0.828)
Net asset value, end of period	$13.936	$12.855	$11.265	$12.275	$11.378	$14.372
Total return[3]	8.41%	17.28%	9.41%	13.09%	(13.15% )	12.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$320,626	$307,292	$167,781	$152,040	$139,079	$156,805
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.21%	0.21%	0.20%
Ratio of net investment income to average net assets	0.03% [5]	2.69%	2.40%	2.53%	3.47%	2.38%
Portfolio turnover	4%	17%	20%	41%	11%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-20

LVIP Structured Moderate Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderate Allocation Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.842	$11.256	$12.268	$11.372	$14.364	$13.546
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.015)	0.294	0.269	0.271	0.411	0.310
Net realized and unrealized gain (loss)	1.078	1.618	0.870	1.170	(2.358)	1.297
Total from investment operations	1.063	1.912	1.139	1.441	(1.947)	1.607
Less dividends and distributions from:
Net investment income	—	(0.294)	(0.373)	(0.283)	(0.539)	(0.657)
Net realized gain	—	(0.032)	(1.762)	(0.262)	(0.506)	(0.132)
Return of capital	—	—	(0.016)	—	—	—
Total dividends and distributions	—	(0.326)	(2.151)	(0.545)	(1.045)	(0.789)
Net asset value, end of period	$13.905	$12.842	$11.256	$12.268	$11.372	$14.364
Total return[3]	8.28%	16.98%	9.14%	12.81%	(13.38% )	11.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$545,194	$544,600	$520,642	$549,122	$562,606	$731,672
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.46%	0.46%	0.45%
Ratio of net investment income (loss) to average net assets	(0.22% )[5]	2.44%	2.15%	2.28%	3.22%	2.13%
Portfolio turnover	4%	17%	20%	41%	11%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-21

LVIP Structured Moderately Aggressive Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderately Aggressive Allocation Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.833	$11.917	$12.973	$11.897	$14.994	$14.002
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.007)	0.289	0.309	0.315	0.489	0.370
Net realized and unrealized gain (loss)	1.427	2.016	1.063	1.365	(2.487)	1.544
Total from investment operations	1.420	2.305	1.372	1.680	(1.998)	1.914
Less dividends and distributions from:
Net investment income	—	(0.341)	(0.411)	(0.324)	(0.635)	(0.786)
Net realized gain	—	(0.048)	(2.017)	(0.280)	(0.464)	(0.136)
Total dividends and distributions	—	(0.389)	(2.428)	(0.604)	(1.099)	(0.922)
Net asset value, end of period	$15.253	$13.833	$11.917	$12.973	$11.897	$14.994
Total return[3]	10.27%	19.33%	10.48%	14.27%	(13.13% )	13.68%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$189,361	$172,779	$146,492	$143,276	$124,080	$140,459
Ratio of expenses to average net assets[4]	0.21%	0.22%	0.21%	0.22%	0.21%	0.21%
Ratio of net investment income (loss) to average net assets	(0.09% )[5]	2.23%	2.33%	2.52%	3.68%	2.42%
Portfolio turnover	4%	12%	16%	45%	13%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-22

LVIP Structured Moderately Aggressive Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderately Aggressive Allocation Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.816	$11.904	$12.963	$11.890	$14.983	$13.993
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.025)	0.255	0.275	0.283	0.456	0.331
Net realized and unrealized gain (loss)	1.425	2.012	1.062	1.361	(2.484)	1.541
Total from investment operations	1.400	2.267	1.337	1.644	(2.028)	1.872
Less dividends and distributions from:
Net investment income	—	(0.307)	(0.379)	(0.291)	(0.601)	(0.746)
Net realized gain	—	(0.048)	(2.017)	(0.280)	(0.464)	(0.136)
Total dividends and distributions	—	(0.355)	(2.396)	(0.571)	(1.065)	(0.882)
Net asset value, end of period	$15.216	$13.816	$11.904	$12.963	$11.890	$14.983
Total return[3]	10.13%	19.03%	10.21%	13.98%	(13.35% )	13.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$336,054	$321,957	$307,968	$321,385	$318,469	$412,715
Ratio of expenses to average net assets[4]	0.46%	0.47%	0.46%	0.47%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	(0.34% )[5]	1.98%	2.08%	2.27%	3.43%	2.17%
Portfolio turnover	4%	12%	16%	45%	13%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-23

LVIP Allocation Funds
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP State Street Conservative Index Allocation Fund (formerly, LVIP SSGA Conservative Index Allocation Fund), LVIP State Street Moderate Index Allocation Fund (formerly, LVIP SSGA Moderate Index Allocation Fund), LVIP State Street Moderately Aggressive Index Allocation Fund (formerly, LVIP SSGA Moderately Aggressive Index Allocation Fund), LVIP Structured Conservative Allocation Fund, LVIP Structured Moderate Allocation Fund and LVIP Structured Moderately Aggressive Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP State Street Conservative Index Allocation Fund and LVIP Structured Conservative Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.
The investment objective of the LVIP State Street Moderate Index Allocation Fund and LVIP Structured Moderate Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP State Street Moderately Aggressive Index Allocation Fund and LVIP Structured Moderately Aggressive Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from
LVIP Allocation Funds-24

LVIP Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Funds' investment portfolios, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.15% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the LVIP State Street Conservative Index Allocation Fund to the extent that annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. This agreement will continue through at least April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board of Trustees (the "Board") and LFI. LFI has contractually agreed to reimburse the LVIP Structured Moderate Allocation Fund to the extent that annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.21% of average daily net assets for the Standard Class and 0.46% for the Service Class. This agreement will continue through at least October 31, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI. The reimbursement is accrued daily and received monthly.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LVIP State Street Conservative Index Allocation Fund	$71,765	$67,205	$70,084	$209,054
LVIP Structured Moderate Allocation Fund	$—	$—	$5,225	$5,225
SSGA Funds Management Inc. (“SSGA”) provides consulting services to LFI but has no management discretion over the Funds’ assets and LFI pays no compensation to SSGA under the consulting agreement.
LVIP Allocation Funds-25

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
	LVIP State Street Conservative Index Allocation Fund	LVIP State Street Moderate Index Allocation Fund	LVIP State Street Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Administrative	$5,982	$27,696	$27,911	$5,186	$33,568	$19,771
Legal	995	4,608	4,644	863	5,584	3,289
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2026, these fees were as follows:
	LVIP State Street Conservative Index Allocation Fund	LVIP State Street Moderate Index Allocation Fund	LVIP State Street Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Printing and mailing	$543	$1,433	$1,424	$463	$1,599	$925
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP State Street Conservative Index Allocation Fund	LVIP State Street Moderate Index Allocation Fund	LVIP State Street Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Expense reimbursement receivable due from LFI	$6,838	$—	$—	$—	$—	$—
Management fees payable to LFI	18,828	89,964	91,660	16,129	108,086	64,320
Distribution fees payable to LFD	17,125	65,256	59,661	21,241	111,891	68,671
Shareholder servicing fees payable to Lincoln Life	3,640	17,393	17,721	3,118	20,594	12,435
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2026, each Fund engaged in securities purchases and securities sales which resulted in net realized gains (losses) as follows:
LVIP Allocation Funds-26

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	LVIP State Street Conservative Index Allocation Fund	LVIP State Street Moderate Index Allocation Fund	LVIP State Street Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Purchases	$424,956	$577,717	$738,629	$253,280	$100,830	$187,429
Sales	322,549	529,443	232,881	230,439	772,545	194,984
Net realized gain (loss)	19,495	20,645	17,513	2,010	(4,729)	(964)
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2026, were as follows:
LVIP State Street Conservative Index Allocation Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-86.03%@
Equity Funds-22.28%@
✧✧LVIP State Street Mid-Cap Index Fund	$4,525,178	$114,246	$729,084	$83,283	$652,915	$4,646,538	307,718	$—	$—
✧✧LVIP State Street S&P 500 Index Fund	26,122,441	1,204,281	3,538,269	1,685,626	904,302	26,378,381	710,969	—	—
✧✧LVIP State Street Small-Cap Index Fund	3,005,897	76,164	641,328	188,448	454,956	3,084,137	72,365	—	—
Fixed Income Fund-49.61%@
✧✧LVIP State Street Bond Index Fund	75,474,934	5,301,989	5,258,227	(579,915)	1,002,503	75,941,284	7,481,163	—	—
International Equity Fund-14.14%@
✧✧LVIP State Street International Index Fund	21,544,599	533,147	2,489,180	747,680	1,301,929	21,638,175	1,482,879	—	—
Total	$130,673,049	$7,229,827	$12,656,088	$2,125,122	$4,316,605	$131,688,515		$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
LVIP State Street Moderate Index Allocation Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-84.07%@
Equity Funds-34.30%@
✧✧LVIP State Street Mid-Cap Index Fund	$41,170,279	$774,410	$4,270,252	$312,577	$6,484,966	$44,471,980	2,945,164	$—	$—
✧✧LVIP State Street S&P 500 Index Fund	167,756,502	7,358,894	13,897,423	1,744,155	15,252,100	178,214,228	4,803,359	—	—
✧✧LVIP State Street Small-Cap Index Fund	27,347,909	516,275	4,286,456	1,121,614	4,819,006	29,518,348	692,610	—	—
Fixed Income Fund-29.65%@
✧✧LVIP State Street Bond Index Fund	206,012,406	18,523,471	7,629,255	(975,585)	2,122,051	218,053,088	21,480,947	—	—
International Equity Fund-20.12%@
✧✧LVIP State Street International Index Fund	140,007,065	2,581,368	8,179,687	722,386	12,796,361	147,927,493	10,137,575	—	—
Total	$582,294,161	$29,754,418	$38,263,073	$2,925,147	$41,474,484	$618,185,137		$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
LVIP Allocation Funds-27

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP State Street Moderately Aggressive Index Allocation Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-85.01%@
Equity Funds-38.26%@
✧✧LVIP State Street Mid-Cap Index Fund	$47,654,480	$734,912	$3,724,315	$297,025	$7,689,538	$52,651,640	3,486,864	$—	$—
✧✧LVIP State Street S&P 500 Index Fund	180,308,909	8,305,834	11,427,838	818,663	17,915,412	195,920,980	5,280,604	—	—
✧✧LVIP State Street Small-Cap Index Fund	33,916,067	524,936	4,487,193	1,056,379	6,433,455	37,443,644	878,567	—	—
Fixed Income Fund-24.66%@
✧✧LVIP State Street Bond Index Fund	170,327,221	17,892,233	4,770,437	(671,532)	1,617,077	184,394,562	18,165,162	—	—
International Equity Fund-22.09%@
✧✧LVIP State Street International Index Fund	152,798,402	3,439,610	6,078,368	202,694	14,765,380	165,127,718	11,316,318	—	—
Total	$585,005,079	$30,897,525	$30,488,151	$1,703,229	$48,420,862	$635,538,544		$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
LVIP Structured Conservative Allocation Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.10%@
Equity Funds-22.30%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$21,587,730	$1,098,844	$3,383,737	$733,275	$1,079,824	$21,115,936	1,164,246	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	7,905,911	184,134	1,879,807	576,688	1,194,984	7,981,910	443,120	—	—
Fixed Income Fund-49.61%@
✧✧LVIP State Street Bond Index Fund	66,186,701	4,753,989	6,512,564	(623,533)	915,198	64,719,791	6,375,706	—	—
International Equity Funds-18.19%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,523,261	122,756	1,736,779	529,762	807,153	5,246,153	409,376	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	18,871,640	429,647	2,733,756	636,022	1,282,895	18,486,448	1,592,012	—	—
Total	$120,075,243	$6,589,370	$16,246,643	$1,852,214	$5,280,054	$117,550,238		$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
LVIP Allocation Funds-28

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Structured Moderate Allocation Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.12%@
Equity Funds-34.33%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$206,307,158	$6,824,355	$21,730,999	$852,569	$17,040,084	$209,293,167	11,539,569	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	83,960,737	287,969	15,482,580	2,141,741	16,993,823	87,901,690	4,879,903	—	—
Fixed Income Fund-29.63%@
✧✧LVIP State Street Bond Index Fund	253,066,115	19,194,964	16,789,516	(1,768,650)	2,883,961	256,586,874	25,277,005	—	—
International Equity Funds-26.16%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	52,778,905	172,781	13,917,811	2,300,883	10,663,274	51,998,032	4,057,591	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	171,773,734	575,939	15,613,520	768,123	16,996,765	174,501,041	15,027,647	—	—
Total	$767,886,649	$27,056,008	$83,534,426	$4,294,666	$64,577,907	$780,280,804		$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
LVIP Structured Moderately Aggressive Allocation Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.08%@
Equity Funds-38.31%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$129,503,457	$5,454,625	$9,084,903	$965,479	$10,523,576	$137,362,234	7,573,592	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	58,371,844	492,711	8,516,159	2,475,619	11,079,993	63,904,008	3,547,660	—	—
Fixed Income Fund-24.65%@
✧✧LVIP State Street Bond Index Fund	122,169,728	12,704,952	5,520,632	(558,845)	746,772	129,541,975	12,761,499	—	—
International Equity Funds-32.12%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	50,974,879	410,593	11,569,789	2,893,885	9,794,559	52,504,127	4,097,084	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	109,477,944	1,674,559	6,376,062	848,127	10,664,874	116,289,442	10,014,592	—	—
Total	$470,497,852	$20,737,440	$41,067,545	$6,624,265	$42,809,774	$499,601,786		$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2026, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP State Street Conservative Index Allocation Fund	LVIP State Street Moderate Index Allocation Fund	LVIP State Street Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Purchases	$8,195,449	$37,107,761	$35,699,180	$7,403,722	$33,685,375	$22,734,572
Sales	15,062,937	49,481,324	44,641,823	17,394,703	88,261,095	41,954,020
LVIP Allocation Funds-29

LVIP Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP State Street Conservative Index Allocation Fund	LVIP State Street Moderate Index Allocation Fund	LVIP State Street Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Cost of investments	$117,236,507	$493,438,154	$474,407,986	$108,446,399	$667,607,807	$378,266,015
Aggregate unrealized appreciation of investments	$38,339,868	$251,296,477	$280,204,057	$24,204,001	$208,098,825	$152,109,579
Aggregate unrealized depreciation of investments	(2,451,012)	(9,172,501)	(6,726,458)	(2,113,784)	(9,611,885)	(4,776,550)
Net unrealized appreciation of investments	$35,888,856	$242,123,976	$273,477,599	$22,090,217	$198,486,940	$147,333,029
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2026:
Level 1	LVIP State Street Conservative Index Allocation Fund	LVIP State Street Moderate Index Allocation Fund	LVIP State Street Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Investments:
Assets:
Affiliated Investment Companies	$131,688,515	$618,185,137	$635,538,544	$117,550,238	$780,280,804	$499,601,786
LVIP Allocation Funds-30

LVIP Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1	LVIP State Street Conservative Index Allocation Fund	LVIP State Street Moderate Index Allocation Fund	LVIP State Street Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Unaffiliated Investment Companies	$21,436,848	$117,376,993	$112,347,041	$12,986,378	$85,813,943	$25,997,258
Total Investments	$153,125,363	$735,562,130	$747,885,585	$130,536,616	$866,094,747	$525,599,044
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP State Street Conservative Index Allocation Fund		LVIP State Street Moderate Index Allocation Fund		LVIP State Street Moderately Aggressive Index Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/26	12/31/25	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Standard Class	601,265	555,915	1,487,273	2,316,373	1,236,583	3,056,283
Service Class	336,759	598,064	1,194,653	1,696,255	755,975	1,312,637
Shares reinvested:
Standard Class	—	198,712	—	889,244	—	935,984
Service Class	—	244,568	—	676,048	—	590,165
Shares from merger:
Standard Class	—	—	—	—	—	—
Service Class	—	—	—	—	—	—
	938,024	1,597,259	2,681,926	5,577,920	1,992,558	5,895,069
Shares redeemed:
Standard Class	(599,637)	(537,013)	(1,676,747)	(2,463,465)	(1,291,417)	(3,105,794)
Service Class	(790,969)	(1,214,770)	(1,680,902)	(2,905,167)	(1,112,428)	(2,384,714)
	(1,390,606)	(1,751,783)	(3,357,649)	(5,368,632)	(2,403,845)	(5,490,508)
Net increase (decrease)	(452,582)	(154,524)	(675,723)	209,288	(411,287)	404,561

	LVIP Structured Conservative Allocation Fund		LVIP Structured Moderate Allocation Fund		LVIP Structured Moderately Aggressive Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/26	12/31/25	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Standard Class	150,514	266,719	1,352,432	3,639,272	802,599	1,812,386
Service Class	491,007	575,459	1,072,141	1,717,636	1,321,303	1,645,072
Shares reinvested:
Standard Class	—	67,515	—	629,791	—	340,346
Service Class	—	251,257	—	1,049,289	—	584,452
Shares from merger:
Standard Class	—	—	—	7,109,702	—	—
Service Class	—	—	—	2,399,190	—	—
	641,521	1,160,950	2,424,573	16,544,880	2,123,902	4,382,256
Shares redeemed:
Standard Class	(181,364)	(352,534)	(2,250,321)	(2,368,030)	(878,470)	(1,954,790)
Service Class	(1,304,732)	(2,197,278)	(4,271,100)	(9,015,814)	(2,538,505)	(4,796,547)
	(1,486,096)	(2,549,812)	(6,521,421)	(11,383,844)	(3,416,975)	(6,751,337)
Net increase (decrease)	(844,575)	(1,388,862)	(4,096,848)	5,161,036	(1,293,073)	(2,369,081)
LVIP Allocation Funds-31

LVIP Allocation Funds
Notes to Financial Statements (continued)
5.  Fund Merger
As of the close of business on October 31, 2025, the LVIP Structured Moderate Allocation Fund (“Acquiring Fund”) acquired all of the assets and liabilities of the LVIP Macquarie Wealth Builder Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of the Acquiring Fund pursuant to a Plan and Agreement of Reorganization (“Reorganization”). The purpose of the Reorganization was to combine 2 funds managed by LFI with comparable investment objectives and strategies. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Acquiring Fund reflected the historical basis of the assets of the Acquired Fund as of the date of the Reorganization. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Acquiring Fund	Acquired Fund Net Assets	Conversion Ratio
Acquired Fund - Standard Class	9,300,962	Standard Class	7,109,702	$92,714,987	0.764
Acquired Fund - Service Class	3,141,785	Service Class	2,399,190	31,196,751	0.764
The net assets of the Acquiring Fund before the acquisition were $724,644,110. The net assets of the Acquiring Fund immediately following the acquisition were $848,555,848.
If the acquisition had been completed on January 1, 2025, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2025, would have been as follows (unaudited):
Net investment income (loss)	$20,663,286 (a)
Net realized gain (loss)	39,963,588 (b)
Net change in unrealized appreciation (depreciation)	91,814,295 (c)
Net increase in net assets resulting from operations	$152,441,169

(a)	$18,046,104, as reported in the Statements of Changes in Net Assets, plus $2,617,182 Net investment income(loss) from Acquired Fund pre-merger.
(b)	$15,643,295, as reported in the Statements of Changes in Net Assets, plus $24,320,293 Net realized gain (loss) from Acquired Fund pre-merger.
(c)	$78,483,338, as reported in the Statements of Changes in Net Assets, plus $13,330,957 Net change in unrealized appreciation (depreciation) from Acquired Fund pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statements of Changes in Net Assets since November 3, 2025.
6. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP Allocation Funds-32

LVIP Allocation Funds
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Allocation Funds-33

LVIP State Street Bond Index Fund
(formerly, LVIP SSGA Bond Index Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP State Street Bond Index Fund

LVIP State Street Bond Index Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.74%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
♦Series K067 Class AM 3.28% 8/25/27	800,000	$789,543
♦•Series K069 Class A2 3.19% 9/25/27	1,056,652	1,041,537
♦Series K072 Class A2 3.44% 12/25/27	1,270,000	1,252,970
♦Series K089 Class A2 3.56% 1/25/29	714,286	699,073
♦Series K098 Class A2 2.43% 8/25/29	350,000	329,686
♦Series K102 Class A2 2.54% 10/25/29	1,000,000	943,756
♦Series K105 Class A2 1.87% 1/25/30	250,000	228,564
♦Series K108 Class A2 1.52% 3/25/30	222,222	200,633
♦Series K109 Class A2 1.56% 4/25/30	200,000	180,181
♦Series K110 Class A2 1.48% 4/25/30	160,714	144,574
♦Series K111 Class A2 1.35% 5/25/30	600,000	535,021
♦Series K113 Class A2 1.34% 6/25/30	500,000	445,559
♦Series K115 Class A2 1.38% 6/25/30	2,383,333	2,122,544
♦Series K117 Class A2 1.41% 8/25/30	750,000	665,765
♦Series K121 Class A2 1.55% 10/25/30	400,000	355,024
♦Series K123 Class A2 1.62% 12/25/30	350,000	310,800
♦Series K126 Class A2 2.07% 1/25/31	400,000	361,727
♦Series K140 Class A2 2.25% 1/25/32	1,000,000	890,742
♦Series K-1515 Class A2 1.94% 2/25/35	351,000	284,328
♦Series K-1519 Class A2 2.01% 12/25/35	250,000	198,721
♦•Series K-159 Class A2 4.50% 7/25/33	487,500	484,111
♦•Series K-174 Class A2 4.53% 10/25/35	700,000	691,618
♦•Series K-180 Class A2 4.35% 4/25/35	300,000	291,438
♦•Series K558 Class A2 4.13% 3/25/31	250,000	246,362
♦•Series K561 Class A2 4.12% 3/25/31	300,000	295,315
♦Series K741 Class A2 1.60% 12/25/27	381,345	367,349
♦Series K752 Class A2 4.28% 7/25/30	500,000	496,230
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association-ACES
•Series 2017-M15 Class ATS2 3.22% 11/25/27	357,208	$352,798
•Series 2018-M1 Class A2 3.08% 12/25/27	108,017	106,145
Series 2020-M42 Class A2 1.27% 7/25/30	960,000	853,021
•Series 2020-M53 Class A2 1.74% 11/25/32	1,000,000	854,814
Series 2020-M8 Class A2 1.82% 2/25/30	129,812	119,025
•Series 2021-M1 Class A2 1.43% 11/25/30	129,518	114,812
•Series 2022-M1 Class A2 1.72% 10/25/31	500,000	434,697
•Series 2022-M13 Class A2 2.67% 6/25/32	500,000	450,799
•Series 2022-M3 Class A2 1.76% 11/25/31	1,000,000	868,463
•FREMF Mortgage Trust Series K559 Class A2 4.10% 2/25/31	409,091	402,637
Total Agency Commercial Mortgage-Backed Securities (Cost $21,021,497)		19,410,382
AGENCY MORTGAGE-BACKED SECURITIES–23.46%
Federal Home Loan Mortgage Corp.
1.50% 2/1/37	3,032,136	2,702,346
1.50% 2/1/51	4,457,751	3,423,911
1.50% 10/1/51	2,412,640	1,847,805
1.50% 11/1/51	2,350,884	1,801,071
2.00% 2/1/37	1,389,960	1,267,419
2.00% 10/1/50	4,795,017	3,872,853
2.00% 11/1/50	5,349,925	4,319,926
2.00% 1/1/51	4,849,844	3,911,633
2.00% 2/1/51	6,558,782	5,290,572
2.00% 11/1/51	9,183,362	7,369,150
2.00% 2/1/52	7,163,254	5,739,498
2.00% 3/1/52	4,656,089	3,741,265
2.50% 4/1/28	5,408	5,330
2.50% 7/1/28	19,522	19,245
2.50% 9/1/28	137,188	134,723
2.50% 10/1/28	170,182	167,130
2.50% 1/1/31	236,969	228,197
2.50% 5/1/31	95,002	91,296
2.50% 6/1/31	347,868	334,254
2.50% 12/1/31	386,985	371,370
2.50% 12/1/32	255,803	243,854
2.50% 1/1/42	982,154	872,720
2.50% 6/1/42	342,055	304,870
2.50% 7/1/50	3,960,684	3,346,256
2.50% 8/1/50	3,187,665	2,689,490
2.50% 10/1/50	3,513,373	2,963,117
2.50% 11/1/50	3,249,448	2,740,917
2.50% 6/1/51	3,172,748	2,653,468
LVIP State Street Bond Index Fund-1

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
2.50% 9/1/51	4,446,941	$3,729,580
2.50% 10/1/51	3,327,298	2,798,155
2.50% 11/1/51	4,591,004	3,863,180
2.50% 12/1/51	3,874,315	3,261,721
2.50% 4/1/52	20,701	17,459
3.00% 11/1/26	17,779	17,725
3.00% 2/1/27	3,205	3,188
3.00% 4/1/27	9,419	9,368
3.00% 11/1/27	2,692	2,681
3.00% 2/1/29	94,318	92,847
3.00% 4/1/30	286,219	280,009
3.00% 12/1/30	370,477	360,552
3.00% 5/1/31	184,703	179,361
3.00% 2/1/32	192,331	186,153
3.00% 5/1/32	114,349	110,529
3.00% 11/1/32	219,607	211,850
3.00% 4/1/36	295,580	279,493
3.00% 2/1/37	253,783	238,652
3.00% 5/1/42	564,556	520,375
3.00% 10/1/42	505,506	458,944
3.00% 1/1/43	1,274,263	1,156,024
3.00% 4/1/43	766,886	695,614
3.00% 7/1/43	310,817	281,271
3.00% 8/1/43	130,509	118,068
3.00% 10/1/43	476,431	431,113
3.00% 4/1/46	269,477	242,126
3.00% 7/1/46	2,062,175	1,846,144
3.00% 11/1/46	740,378	663,505
3.00% 1/1/47	918,747	819,512
3.00% 2/1/47	771,902	690,957
3.00% 12/1/47	78,523	70,032
3.00% 10/1/49	552,494	487,359
3.00% 1/1/50	1,643,495	1,449,245
3.00% 2/1/50	2,126,607	1,873,145
3.00% 4/1/50	1,144,486	1,010,360
3.00% 2/1/52	1,985,082	1,742,534
3.00% 3/1/52	1,823,156	1,593,706
3.00% 8/1/52	533,945	466,472
3.50% 10/1/27	14,454	14,387
3.50% 2/1/30	22,378	22,057
3.50% 4/1/32	85,890	84,078
3.50% 7/1/38	419,694	400,227
3.50% 10/1/41	500,446	468,571
3.50% 2/1/42	345,151	323,061
3.50% 5/1/42	429,700	401,927
3.50% 10/1/42	439,868	411,094
3.50% 2/1/43	406,152	380,602
3.50% 5/1/43	323,313	301,558
3.50% 8/1/43	734,381	684,433
3.50% 2/1/44	153,839	143,343
3.50% 3/1/44	11,969	11,150
3.50% 6/1/44	161,401	150,321
3.50% 8/1/44	189,588	176,534
3.50% 11/1/44	333,308	310,253
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
3.50% 1/1/45	426,534	$397,028
3.50% 7/1/45	580,248	540,108
3.50% 12/1/45	252,584	235,110
3.50% 3/1/46	284,858	264,633
3.50% 5/1/46	209,592	194,547
3.50% 6/1/46	481,317	446,643
3.50% 2/1/47	480,382	443,720
3.50% 3/1/47	262,114	242,837
3.50% 10/1/47	187,945	173,193
3.50% 11/1/47	279,765	257,391
3.50% 2/1/48	587,830	538,772
3.50% 5/1/48	235,601	217,201
3.50% 8/1/49	152,869	140,292
3.50% 9/1/49	1,332,618	1,233,080
3.50% 12/1/49	590,913	541,829
3.50% 3/1/50	173,666	159,197
3.50% 9/1/52	1,997,429	1,813,421
4.00% 5/1/39	37,254	36,204
4.00% 2/1/40	17,452	16,868
4.00% 5/1/40	12,239	11,860
4.00% 8/1/40	7,405	7,196
4.00% 9/1/40	39,143	37,951
4.00% 10/1/40	199,650	194,015
4.00% 11/1/40	396,704	384,971
4.00% 12/1/40	278,626	270,707
4.00% 2/1/41	530,452	515,345
4.00% 12/1/41	321,600	310,289
4.00% 1/1/42	21,351	20,870
4.00% 3/1/42	22,259	21,386
4.00% 4/1/42	388,987	376,201
4.00% 6/1/42	1,793	1,733
4.00% 5/1/44	431,567	414,058
4.00% 9/1/44	126,057	120,622
4.00% 10/1/45	206,228	197,036
4.00% 11/1/45	84,650	80,859
4.00% 1/1/46	235,797	225,190
4.00% 2/1/46	193,759	183,444
4.00% 2/1/47	111,717	106,275
4.00% 9/1/47	824,610	783,417
4.00% 11/1/47	114,924	109,486
4.00% 12/1/47	246,459	234,147
4.00% 1/1/48	117,043	111,691
4.00% 5/1/48	469,431	442,152
4.00% 7/1/48	141,452	134,385
4.00% 10/1/48	215,206	204,420
4.00% 3/1/49	228,075	216,584
4.00% 11/1/49	531,830	503,465
4.00% 10/1/52	1,390,492	1,300,379
4.50% 2/1/39	10,197	10,090
4.50% 4/1/39	6,817	6,750
4.50% 5/1/39	18,793	18,608
4.50% 6/1/39	104,271	103,183
4.50% 7/1/39	17,352	17,165
4.50% 9/1/39	157,851	156,297
LVIP State Street Bond Index Fund-2

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
4.50% 10/1/39	90,995	$89,997
4.50% 1/1/40	333,892	330,604
4.50% 2/1/40	181,978	180,186
4.50% 7/1/40	26,910	26,644
4.50% 8/1/40	16,389	15,948
4.50% 9/1/40	163,264	161,655
4.50% 11/1/40	478,533	473,058
4.50% 2/1/41	392,788	389,237
4.50% 3/1/41	85,725	84,880
4.50% 9/1/41	117,272	116,116
4.50% 3/1/44	65,379	64,141
4.50% 7/1/45	218,988	216,830
4.50% 4/1/47	56,505	55,306
4.50% 9/1/47	130,129	127,314
4.50% 12/1/47	61,549	60,198
4.50% 6/1/48	172,502	168,399
4.50% 8/1/48	282,885	276,502
4.50% 3/1/49	301,831	294,179
4.50% 6/1/49	378,272	368,219
4.50% 10/1/52	510,017	492,665
4.50% 12/1/52	1,854,181	1,796,813
4.50% 5/1/53	240,870	232,674
4.50% 4/1/56	999,724	958,095
5.00% 10/1/34	29,911	29,682
5.00% 2/1/35	8,081	8,021
5.00% 8/1/35	11,579	11,691
5.00% 10/1/35	6,210	6,270
5.00% 11/1/35	2,162	2,147
5.00% 12/1/35	20,005	20,199
5.00% 2/1/37	15,267	15,240
5.00% 12/1/37	82,600	83,128
5.00% 1/1/38	1,153	1,164
5.00% 4/1/38	690	697
5.00% 6/1/38	31,362	31,666
5.00% 7/1/38	3,970	4,008
5.00% 9/1/38	1,590	1,606
5.00% 10/1/38	30,553	30,849
5.00% 12/1/38	26,140	26,394
5.00% 1/1/39	7,810	7,886
5.00% 2/1/39	135,495	136,809
5.00% 3/1/39	305,532	308,496
5.00% 8/1/39	30,510	30,806
5.00% 9/1/39	98,942	99,902
5.00% 1/1/40	88,528	89,388
5.00% 4/1/40	515,957	518,379
5.00% 5/1/40	32,163	32,450
5.00% 6/1/40	816,926	820,973
5.00% 9/1/40	20,728	20,929
5.00% 3/1/41	62,401	62,769
5.00% 9/1/48	45,389	45,513
5.00% 11/1/48	88,629	88,523
5.00% 9/1/52	1,225,756	1,214,180
5.00% 10/1/52	672,708	668,700
5.00% 12/1/52	1,082,973	1,077,980
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
5.00% 2/1/53	2,645,266	$2,618,646
5.00% 7/1/53	2,823,747	2,788,824
5.00% 11/1/54	1,748,296	1,724,775
5.00% 1/1/55	2,230,161	2,196,035
5.00% 2/1/56	2,984,869	2,934,297
5.00% 5/1/56	5,002,982	4,918,216
5.50% 8/1/33	5,512	5,538
5.50% 6/1/34	16,337	16,576
5.50% 6/1/35	12,124	12,311
5.50% 11/1/35	14,721	14,996
5.50% 1/1/37	6,617	6,754
5.50% 5/1/37	10,665	10,987
5.50% 7/1/37	3,908	3,954
5.50% 1/1/38	45,330	46,582
5.50% 2/1/38	11,933	12,251
5.50% 5/1/38	138,865	142,460
5.50% 6/1/38	3,150	3,234
5.50% 8/1/38	10,590	10,886
5.50% 12/1/38	5,223	5,323
5.50% 8/1/39	27,901	28,623
5.50% 12/1/39	79,119	80,519
5.50% 3/1/40	67,125	68,863
5.50% 4/1/40	148,277	152,642
5.50% 5/1/40	46,728	47,970
5.50% 6/1/41	14,049	14,413
5.50% 12/1/52	362,164	370,281
5.50% 7/1/53	1,956,612	1,976,649
5.50% 3/1/54	2,988,331	3,009,659
5.50% 11/1/54	5,107,971	5,134,593
5.50% 9/1/55	2,315,143	2,348,309
5.50% 10/1/55	3,455,733	3,468,830
5.50% 11/1/55	1,881,476	1,888,704
6.00% 11/1/28	677	693
6.00% 7/1/33	1,212	1,242
6.00% 8/1/36	3,230	3,384
6.00% 11/1/36	11,561	11,919
6.00% 4/1/37	113	118
6.00% 5/1/37	11,188	11,751
6.00% 8/1/37	23,985	24,834
6.00% 9/1/37	16,529	17,336
6.00% 10/1/37	7,012	7,210
6.00% 11/1/37	35,648	37,443
6.00% 12/1/37	4,533	4,687
6.00% 1/1/38	17,845	18,744
6.00% 4/1/38	2,944	3,082
6.00% 6/1/38	5,678	5,949
6.00% 7/1/38	8,007	8,369
6.00% 8/1/38	4,112	4,304
6.00% 9/1/38	6,157	6,441
6.00% 10/1/38	9,146	9,508
6.00% 3/1/39	5,585	5,857
6.00% 5/1/40	153,388	161,107
6.00% 7/1/40	180,635	189,724
6.00% 2/1/53	1,212,621	1,247,739
LVIP State Street Bond Index Fund-3

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
6.00% 6/1/53	347,215	$358,787
6.00% 8/1/53	1,073,652	1,102,401
6.00% 9/1/53	1,009,927	1,048,413
6.00% 11/1/53	2,071,031	2,119,115
6.00% 12/1/53	392,978	402,062
6.00% 6/1/54	732,849	749,789
6.00% 8/1/54	3,959,197	4,050,716
6.00% 9/1/54	2,111,263	2,160,067
6.00% 6/1/55	1,646,906	1,684,975
6.00% 8/1/55	4,759,946	4,869,975
6.50% 11/1/36	27,328	28,735
6.50% 8/1/37	13,119	13,659
6.50% 10/1/37	5,026	5,331
6.50% 4/1/39	18,703	19,597
6.50% 10/1/53	1,442,692	1,492,901
6.50% 12/1/53	1,927,203	2,018,326
6.50% 1/1/54	845,353	874,773
6.50% 6/1/55	897,705	928,947
7.00% 1/1/54	388,697	410,478
Federal National Mortgage Association
1.50% 7/1/36	2,800,682	2,496,116
1.50% 3/1/37	4,726,959	4,212,544
1.50% 12/1/41	2,106,701	1,758,420
1.50% 11/1/51	3,792,055	2,904,277
2.00% 9/1/35	1,508,962	1,378,885
2.00% 11/1/35	2,689,382	2,455,144
2.00% 12/1/35	1,917,502	1,752,167
2.00% 2/1/36	1,738,745	1,588,753
2.00% 6/1/36	3,173,835	2,894,062
2.00% 12/1/36	3,128,240	2,850,447
2.00% 5/1/37	1,011,624	921,646
2.00% 8/1/40	462,786	403,540
2.00% 10/1/40	5,675	4,948
2.00% 11/1/40	3,734,104	3,251,218
2.00% 1/1/41	1,718,137	1,496,548
2.00% 11/1/41	1,991,288	1,720,657
2.00% 8/1/50	9,668,638	7,835,213
2.00% 1/1/51	4,873,137	3,927,509
2.00% 2/1/51	5,009,539	4,042,438
2.00% 4/1/51	6,509,519	5,252,749
2.00% 7/1/51	7,902,336	6,362,409
2.00% 9/1/51	2,936,697	2,359,464
2.00% 10/1/51	6,116,013	4,914,454
2.00% 11/1/51	6,134,558	4,925,692
2.00% 1/1/52	6,131,663	4,918,452
2.00% 3/1/52	4,265,736	3,420,416
2.50% 10/1/27	33,395	32,987
2.50% 3/1/28	66,846	65,891
2.50% 4/1/28	149,024	146,813
2.50% 7/1/28	38,115	37,451
2.50% 9/1/28	64,012	62,853
2.50% 10/1/28	31,938	31,421
2.50% 2/1/30	167,568	162,463
2.50% 5/1/30	71,026	68,759
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 7/1/31	228,382	$219,354
2.50% 10/1/31	250,469	240,100
2.50% 6/1/32	622,419	597,618
2.50% 12/1/32	276,840	263,754
2.50% 2/1/35	1,224,875	1,149,327
2.50% 8/1/35	615,734	576,392
2.50% 2/1/40	306,901	276,401
2.50% 6/1/40	324,329	291,305
2.50% 8/1/40	763,708	685,226
2.50% 4/1/41	248,083	221,869
2.50% 11/1/49	3,676,606	3,114,867
2.50% 4/1/51	9,095,721	7,667,613
2.50% 7/1/51	4,121,465	3,469,318
2.50% 8/1/51	5,365,288	4,519,457
2.50% 9/1/51	1,429,130	1,203,411
2.50% 10/1/51	6,629,243	5,582,110
2.50% 1/1/52	3,897,983	3,340,339
2.50% 3/1/52	6,510,604	5,471,262
3.00% 11/1/26	15,576	15,506
3.00% 6/1/27	9,988	9,912
3.00% 8/1/27	24,231	24,033
3.00% 9/1/27	98,093	97,271
3.00% 10/1/27	17,772	17,593
3.00% 12/1/27	6,233	6,164
3.00% 8/1/29	176,004	172,704
3.00% 4/1/30	116,063	113,447
3.00% 5/1/30	78,341	77,512
3.00% 6/1/30	158,354	154,766
3.00% 12/1/30	135,428	131,910
3.00% 10/1/32	201,021	193,850
3.00% 11/1/34	173,593	164,220
3.00% 12/1/34	120,332	113,779
3.00% 2/1/35	240,698	227,350
3.00% 3/1/36	108,910	102,037
3.00% 11/1/36	528,947	497,898
3.00% 9/1/37	285,212	266,848
3.00% 9/1/42	316,691	285,730
3.00% 10/1/42	578,629	523,830
3.00% 11/1/42	488,164	442,660
3.00% 12/1/42	494,796	448,675
3.00% 1/1/43	355,847	322,676
3.00% 4/1/43	469,435	424,848
3.00% 6/1/43	1,328,813	1,200,739
3.00% 7/1/43	756,040	683,406
3.00% 9/1/45	514,693	464,157
3.00% 11/1/45	95,911	86,334
3.00% 10/1/46	743,639	665,607
3.00% 11/1/46	818,022	732,185
3.00% 12/1/46	837,218	750,316
3.00% 1/1/47	763,109	680,098
3.00% 9/1/47	288,499	256,006
3.00% 2/1/48	974,285	874,673
3.00% 12/1/49	3,920,921	3,447,004
3.00% 2/1/50	1,699,293	1,503,678
LVIP State Street Bond Index Fund-4

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.00% 7/1/50	1,083,751	$955,057
3.00% 1/1/51	3,363,029	3,002,067
3.00% 2/1/52	1,618,263	1,428,820
3.00% 5/1/52	1,924,004	1,679,158
3.50% 12/1/26	6,118	6,094
3.50% 10/1/29	178,339	176,018
3.50% 4/1/32	77,312	75,638
3.50% 7/1/32	48,175	47,106
3.50% 6/1/33	123,394	120,257
3.50% 7/1/34	678,427	654,354
3.50% 2/1/37	320,328	305,983
3.50% 10/1/40	132,401	125,103
3.50% 12/1/40	80,962	75,894
3.50% 2/1/41	125,046	117,270
3.50% 8/1/42	138,632	129,469
3.50% 9/1/42	391,684	365,795
3.50% 10/1/42	817,618	762,819
3.50% 11/1/42	209,831	200,316
3.50% 1/1/43	678,241	631,540
3.50% 2/1/43	116,605	108,722
3.50% 7/1/43	951,377	885,875
3.50% 10/1/44	387,454	360,409
3.50% 1/1/45	229,014	213,899
3.50% 5/1/45	476,168	442,679
3.50% 8/1/45	572,439	532,176
3.50% 11/1/45	695,571	645,938
3.50% 2/1/46	1,382,537	1,282,570
3.50% 5/1/46	296,039	274,449
3.50% 6/1/46	118,386	110,148
3.50% 2/1/47	400,323	370,339
3.50% 3/1/47	271,338	249,590
3.50% 5/1/47	517,446	480,648
3.50% 7/1/47	1,037,650	968,470
3.50% 9/1/47	251,535	232,434
3.50% 12/1/47	522,146	479,529
3.50% 1/1/48	614,576	564,767
3.50% 2/1/48	352,009	323,722
3.50% 6/1/48	645,698	594,256
3.50% 11/1/48	4,593	4,270
3.50% 6/1/49	1,731,644	1,596,561
3.50% 8/1/49	1,712,872	1,571,301
3.50% 6/1/50	444,174	407,168
3.50% 5/1/52	435,229	399,781
4.00% 7/1/26	6	6
4.00% 3/1/31	766	763
4.00% 9/1/35	63,891	62,369
4.00% 10/1/35	102,355	99,830
4.00% 1/1/37	156,156	151,721
4.00% 1/1/38	177,369	172,457
4.00% 1/1/39	7,560	7,340
4.00% 2/1/39	7,597	7,374
4.00% 3/1/39	423	411
4.00% 4/1/39	28,925	28,074
4.00% 6/1/39	24,889	24,070
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.00% 8/1/39	92,178	$89,425
4.00% 9/1/39	122,770	119,163
4.00% 11/1/39	6,955	6,751
4.00% 12/1/39	139,284	135,191
4.00% 1/1/40	46,116	44,761
4.00% 5/1/40	70,840	68,683
4.00% 8/1/40	20,802	20,164
4.00% 9/1/40	27,849	27,024
4.00% 10/1/40	117,916	114,361
4.00% 11/1/40	173,450	168,208
4.00% 12/1/40	271,873	263,642
4.00% 1/1/41	499,286	483,799
4.00% 2/1/41	175,631	170,441
4.00% 3/1/41	3,084	2,971
4.00% 4/1/41	56,142	54,309
4.00% 5/1/41	310,282	300,294
4.00% 9/1/41	53,587	51,712
4.00% 10/1/41	23,083	22,318
4.00% 11/1/41	63,424	61,294
4.00% 12/1/41	2,018	1,948
4.00% 1/1/42	1,904	1,841
4.00% 10/1/43	818,885	787,852
4.00% 12/1/43	205,325	197,513
4.00% 7/1/44	265,376	253,705
4.00% 9/1/44	274,576	262,571
4.00% 10/1/44	404,817	387,417
4.00% 3/1/45	399,558	377,974
4.00% 7/1/45	417,788	398,849
4.00% 9/1/45	583,577	556,904
4.00% 4/1/46	220,066	208,923
4.00% 7/1/46	94,811	90,198
4.00% 11/1/46	769,509	732,075
4.00% 4/1/47	414,497	393,690
4.00% 9/1/47	216,968	204,327
4.00% 1/1/48	249,407	235,369
4.00% 2/1/48	530,566	499,755
4.00% 5/1/48	130,045	123,137
4.00% 6/1/48	1,061,107	1,006,842
4.00% 7/1/48	324,677	308,074
4.00% 5/1/49	479,537	454,710
4.00% 8/1/49	1,438,610	1,364,205
4.00% 7/1/52	953,636	899,399
4.00% 8/1/52	1,344,996	1,265,707
4.00% 10/1/52	2,976,700	2,789,097
4.50% 8/1/33	2,770	2,740
4.50% 1/1/34	1,864	1,835
4.50% 9/1/35	9,345	9,241
4.50% 2/1/38	302	299
4.50% 4/1/38	11,154	10,922
4.50% 5/1/38	173,642	172,091
4.50% 7/1/38	10,345	10,230
4.50% 11/1/38	18,012	17,812
4.50% 2/1/39	56,236	55,613
4.50% 3/1/39	38,140	37,718
LVIP State Street Bond Index Fund-5

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.50% 4/1/39	184,151	$182,078
4.50% 5/1/39	107,818	106,624
4.50% 6/1/39	18,257	17,994
4.50% 7/1/39	60,975	60,300
4.50% 9/1/39	57,696	57,057
4.50% 11/1/39	277,833	275,219
4.50% 1/1/40	146,386	144,766
4.50% 2/1/40	260,029	257,150
4.50% 5/1/40	113,472	111,961
4.50% 6/1/40	82,116	81,207
4.50% 8/1/40	23,574	23,296
4.50% 9/1/40	70,149	69,372
4.50% 10/1/40	373,208	369,076
4.50% 11/1/40	57,669	56,196
4.50% 2/1/41	216,908	214,567
4.50% 4/1/41	5,355	5,243
4.50% 5/1/41	357,101	352,446
4.50% 1/1/42	441,201	436,314
4.50% 9/1/43	198,153	194,179
4.50% 10/1/44	37,428	36,863
4.50% 9/1/47	264,495	258,423
4.50% 11/1/47	252,678	245,926
4.50% 8/1/48	481,864	469,249
4.50% 11/1/48	281,935	274,489
4.50% 12/1/48	340,935	331,816
4.50% 7/1/52	1,503,133	1,457,005
4.50% 8/1/52	4,500,410	4,343,955
4.50% 2/1/53	452,200	436,181
4.50% 3/1/53	756,712	729,405
5.00% 9/1/33	19,343	19,382
5.00% 4/1/34	83,090	83,266
5.00% 7/1/34	50,044	49,914
5.00% 11/1/34	23,856	23,681
5.00% 4/1/35	14,932	14,901
5.00% 6/1/35	27,759	27,773
5.00% 7/1/35	299,179	298,808
5.00% 9/1/35	7,518	7,576
5.00% 10/1/35	19,276	19,439
5.00% 12/1/35	91,789	92,563
5.00% 2/1/36	209,436	211,203
5.00% 3/1/36	11,653	11,751
5.00% 11/1/36	4,639	4,649
5.00% 4/1/38	24,347	24,552
5.00% 7/1/38	1,732	1,714
5.00% 8/1/39	58,993	59,620
5.00% 12/1/39	24,672	24,881
5.00% 1/1/40	87,952	88,629
5.00% 7/1/40	175,071	176,343
5.00% 9/1/40	56,917	57,399
5.00% 6/1/41	107,557	108,469
5.00% 10/1/52	435,336	432,346
5.00% 4/1/53	377,488	373,684
5.00% 6/1/53	2,273,338	2,245,369
5.00% 10/1/53	1,342,118	1,325,980
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
5.00% 5/1/54	1,230,912	$1,212,167
5.00% 11/1/54	1,350,525	1,332,356
5.00% 11/1/55	1,919,017	1,886,829
5.00% 2/1/56	2,949,531	2,899,558
5.50% 11/1/33	6,027	6,157
5.50% 1/1/34	11,045	11,189
5.50% 5/1/34	24,052	24,139
5.50% 7/1/34	12,837	12,883
5.50% 10/1/34	28,347	28,755
5.50% 9/1/35	18,001	18,521
5.50% 10/1/35	2,179	2,195
5.50% 12/1/35	16,803	17,289
5.50% 1/1/36	85,892	88,373
5.50% 4/1/36	154,953	159,430
5.50% 8/1/36	58,282	59,966
5.50% 1/1/37	31,668	32,261
5.50% 3/1/37	12,154	12,475
5.50% 5/1/37	18,481	18,988
5.50% 6/1/37	4,861	4,961
5.50% 8/1/37	7,492	7,709
5.50% 11/1/37	424	436
5.50% 12/1/37	65	65
5.50% 1/1/38	283,333	290,720
5.50% 2/1/38	6,521	6,662
5.50% 5/1/38	31,254	32,091
5.50% 6/1/38	1,724	1,773
5.50% 7/1/38	11,449	11,746
5.50% 10/1/38	6,169	6,330
5.50% 1/1/39	33,830	34,680
5.50% 5/1/39	59,224	60,831
5.50% 6/1/39	57,727	59,232
5.50% 10/1/39	25,169	25,817
5.50% 7/1/41	49,933	51,270
5.50% 12/1/52	495,602	504,247
5.50% 2/1/53	1,197,886	1,214,602
5.50% 5/1/53	1,669,285	1,686,384
5.50% 7/1/53	662,269	673,203
5.50% 9/1/53	2,390,317	2,414,796
5.50% 10/1/53	2,358,818	2,375,088
5.50% 8/1/54	1,848,613	1,861,285
5.50% 12/1/54	804,229	808,256
5.50% 2/1/55	4,399,259	4,418,718
5.50% 10/1/55	3,500,948	3,514,759
5.50% 11/1/55	2,773,564	2,784,077
6.00% 12/1/35	15,875	16,507
6.00% 2/1/36	6,049	6,345
6.00% 6/1/36	6,557	6,879
6.00% 7/1/36	19,869	20,734
6.00% 8/1/36	12,607	13,225
6.00% 9/1/36	15,899	16,507
6.00% 10/1/36	5,478	5,719
6.00% 11/1/36	1,177	1,229
6.00% 1/1/37	15,834	16,610
6.00% 2/1/37	45,757	48,001
LVIP State Street Bond Index Fund-6

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
6.00% 3/1/37	13,280	$13,664
6.00% 5/1/37	18,805	19,728
6.00% 6/1/37	12,295	12,761
6.00% 8/1/37	18,034	18,837
6.00% 9/1/37	37,208	39,035
6.00% 10/1/37	29,010	30,434
6.00% 11/1/37	13,962	14,584
6.00% 1/1/38	4,618	4,850
6.00% 4/1/38	1,301	1,351
6.00% 5/1/38	16,848	17,416
6.00% 6/1/38	10,146	10,562
6.00% 8/1/38	13,055	13,547
6.00% 9/1/38	10,974	11,362
6.00% 10/1/38	3,807	3,958
6.00% 11/1/38	4,769	4,975
6.00% 12/1/38	90,206	94,634
6.00% 4/1/40	66,539	69,808
6.00% 6/1/40	117,134	122,882
6.00% 1/1/53	768,935	788,127
6.00% 5/1/53	709,166	727,435
6.00% 7/1/53	655,944	680,832
6.00% 5/1/54	1,728,291	1,769,209
6.00% 9/1/54	1,794,984	1,836,538
6.00% 11/1/54	2,100,678	2,181,572
6.00% 3/1/55	3,420,469	3,540,708
6.00% 10/1/55	2,000,559	2,046,803
6.50% 3/1/32	197	204
6.50% 7/1/36	9,867	10,338
6.50% 9/1/36	11,220	11,886
6.50% 11/1/36	11,148	11,785
6.50% 9/1/37	2,456	2,603
6.50% 10/1/37	21,939	23,198
6.50% 2/1/38	17,607	18,558
6.50% 3/1/38	64,925	68,639
6.50% 5/1/38	14,665	15,502
6.50% 7/1/38	45,870	48,393
6.50% 11/1/53	399,855	413,771
6.50% 12/1/53	353,451	365,752
6.50% 6/1/54	1,072,496	1,109,822
6.50% 8/1/54	3,881,045	4,033,696
6.50% 9/1/54	469,662	486,008
7.00% 8/1/39	21,269	22,461
7.00% 11/1/53	323,993	342,148
7.00% 9/1/55	1,798,807	1,899,607
Government National Mortgage Association
2.00% 1/20/51	2,539,829	2,083,899
2.00% 4/20/51	2,515,930	2,064,278
2.00% 5/20/51	2,835,660	2,326,602
2.00% 6/20/51	3,693,524	3,030,442
2.00% 9/20/51	4,005,218	3,286,133
2.00% 12/20/51	3,473,022	2,849,450
2.00% 1/20/52	3,193,865	2,619,723
2.00% 5/20/52	860,072	705,455
2.50% 12/20/46	397,443	345,585
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
2.50% 7/20/50	1,043,875	$892,687
2.50% 8/20/50	2,967,859	2,538,009
2.50% 10/20/50	3,211,306	2,746,180
2.50% 4/20/51	4,176,723	3,572,064
2.50% 7/20/51	3,604,932	3,083,010
2.50% 8/20/51	2,219,818	1,898,427
2.50% 9/20/51	3,336,084	2,853,066
2.50% 3/20/52	554,694	474,264
2.50% 4/20/52	773,852	661,643
2.50% 5/20/52	1,776,496	1,518,903
3.00% 9/15/42	273,640	250,060
3.00% 9/20/42	420,100	383,929
3.00% 11/15/42	231,464	212,515
3.00% 11/20/42	210,997	192,688
3.00% 12/15/42	98,395	90,014
3.00% 12/20/42	338,226	308,599
3.00% 1/20/43	324,056	295,670
3.00% 2/20/43	583,074	530,736
3.00% 3/20/43	834,184	761,588
3.00% 6/20/43	278,583	253,490
3.00% 9/20/43	514,694	467,694
3.00% 12/20/44	288,117	257,994
3.00% 2/15/45	159,524	142,530
3.00% 3/20/45	274,623	248,084
3.00% 4/20/45	240,570	217,227
3.00% 6/20/45	401,726	362,902
3.00% 8/20/45	556,836	501,709
3.00% 12/20/45	115,974	104,601
3.00% 5/20/46	460,510	414,590
3.00% 9/20/46	547,620	492,769
3.00% 10/20/46	564,670	508,110
3.00% 11/20/46	467,696	420,924
3.00% 1/20/47	870,195	781,741
3.00% 2/20/47	316,181	284,073
3.00% 6/20/47	355,533	316,435
3.00% 1/20/48	293,825	261,923
3.00% 12/20/49	358,866	319,306
3.00% 2/20/50	932,445	829,079
3.00% 6/20/50	1,968,666	1,749,837
3.00% 7/20/50	3,145,033	2,796,369
3.00% 8/20/51	1,278,111	1,136,027
3.50% 10/15/40	35,445	32,689
3.50% 1/15/41	12,547	11,602
3.50% 7/15/41	30,947	28,630
3.50% 10/15/41	38,775	35,756
3.50% 12/20/41	280,135	260,037
3.50% 3/15/42	4,831	4,451
3.50% 4/20/42	132,143	124,045
3.50% 6/15/42	308,383	285,055
3.50% 6/20/42	406,259	381,361
3.50% 10/15/42	16,056	14,786
3.50% 10/20/42	170,238	159,803
3.50% 12/20/42	369,283	346,572
3.50% 2/20/43	634,350	591,164
LVIP State Street Bond Index Fund-7

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
3.50% 3/20/43	344,662	$316,060
3.50% 5/20/43	446,443	418,616
3.50% 9/20/43	508,878	475,337
3.50% 1/20/44	490,552	458,376
3.50% 12/20/44	249,287	230,909
3.50% 3/20/45	213,350	197,089
3.50% 4/20/45	1,118,955	1,019,860
3.50% 6/20/45	430,895	397,813
3.50% 10/20/45	446,352	411,850
3.50% 11/20/45	296,982	272,738
3.50% 12/20/45	103,025	94,939
3.50% 3/20/46	389,699	357,673
3.50% 6/20/46	755,748	697,356
3.50% 7/20/46	448,141	410,755
3.50% 1/20/47	351,180	323,314
3.50% 6/20/47	473,370	435,923
3.50% 9/20/47	473,011	435,300
3.50% 11/20/47	439,496	402,968
3.50% 12/20/47	194,055	178,344
3.50% 1/20/48	427,433	392,694
3.50% 8/20/49	240,842	220,164
3.50% 11/20/49	377,237	345,203
3.50% 12/20/49	779,672	710,625
3.50% 7/20/52	189,905	173,295
3.50% 10/20/52	1,105,955	1,002,035
4.00% 6/15/39	13,315	12,644
4.00% 8/15/40	56,351	53,410
4.00% 8/20/40	80,205	77,086
4.00% 10/15/40	115,812	109,768
4.00% 12/15/40	215,447	205,639
4.00% 1/15/41	192,523	183,759
4.00% 9/15/41	47,767	45,273
4.00% 10/20/41	16,455	15,815
4.00% 11/20/41	294,032	282,594
4.00% 12/20/41	120,973	116,268
4.00% 5/20/42	272,379	261,782
4.00% 7/20/42	175,310	168,489
4.00% 8/20/42	136,661	131,344
4.00% 8/20/43	199,156	191,251
4.00% 3/20/44	265,061	254,503
4.00% 8/20/44	373,440	358,563
4.00% 10/20/44	107,109	102,842
4.00% 12/20/44	387,080	371,659
4.00% 1/20/45	79,350	76,192
4.00% 2/20/45	207,197	198,951
4.00% 8/20/45	136,328	130,369
4.00% 9/20/45	193,165	185,237
4.00% 10/20/45	290,132	278,104
4.00% 11/20/45	189,043	181,206
4.00% 1/20/46	40,988	39,256
4.00% 6/20/46	187,433	179,629
4.00% 1/20/47	151,964	144,655
4.00% 4/20/47	261,419	248,206
4.00% 6/20/47	189,223	179,641
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
4.00% 7/20/47	66,206	$62,896
4.00% 8/20/47	276,464	262,520
4.00% 5/20/49	362,986	343,657
4.00% 7/20/49	293,555	277,923
4.00% 3/20/50	444,150	420,249
4.00% 10/20/52	2,946,868	2,778,391
4.00% 11/20/52	566,783	532,648
4.50% 2/15/39	16,282	16,045
4.50% 3/15/39	170,345	167,532
4.50% 4/15/39	42,487	41,798
4.50% 5/15/39	16,331	16,038
4.50% 6/15/39	18,793	18,477
4.50% 7/15/39	38,332	37,949
4.50% 8/15/39	6,531	6,467
4.50% 9/15/39	60,174	59,278
4.50% 10/15/39	163,668	160,821
4.50% 11/15/39	56,862	56,250
4.50% 12/15/39	40,751	40,238
4.50% 1/15/40	147,000	145,301
4.50% 4/15/40	64,808	63,546
4.50% 5/15/40	45,612	44,871
4.50% 6/15/40	126,981	123,899
4.50% 8/15/40	30,049	29,662
4.50% 9/15/40	28,036	27,588
4.50% 1/15/41	195,164	195,419
4.50% 2/15/41	247,445	242,424
4.50% 3/15/41	26,159	25,705
4.50% 6/15/41	29,370	28,690
4.50% 7/15/41	4,245	4,189
4.50% 7/20/41	408,259	403,972
4.50% 12/20/43	261,439	256,812
4.50% 3/20/44	172,263	169,216
4.50% 4/20/45	123,161	120,982
4.50% 4/20/47	79,958	78,538
4.50% 7/20/47	84,910	83,333
4.50% 9/20/47	43,022	42,308
4.50% 3/20/48	124,060	121,719
4.50% 7/20/48	482,025	471,296
4.50% 10/20/52	220,249	213,854
4.50% 1/20/53	2,928,448	2,835,737
4.50% 3/20/53	765,117	740,153
4.50% 6/20/53	1,217,449	1,175,564
4.50% 10/20/54	661,687	637,801
4.50% 2/20/55	1,440,394	1,384,316
4.50% 12/20/55	696,075	668,972
5.00% 3/15/35	5,070	5,053
5.00% 3/15/38	3,680	3,741
5.00% 4/15/38	2,838	2,883
5.00% 5/15/38	489	495
5.00% 8/15/38	1,645	1,652
5.00% 1/15/39	29,316	29,552
5.00% 4/15/39	31,345	31,863
5.00% 5/15/39	204,346	207,724
5.00% 6/15/39	154,767	156,780
LVIP State Street Bond Index Fund-8

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
5.00% 9/15/39	45,724	$45,847
5.00% 10/15/39	55,973	56,851
5.00% 11/15/39	67,558	68,675
5.00% 1/15/40	233,268	234,839
5.00% 2/15/40	130,198	131,250
5.00% 4/15/40	73,783	74,480
5.00% 7/15/40	77,043	78,317
5.00% 4/20/43	203,597	206,154
5.00% 7/20/48	95,217	95,420
5.00% 5/20/53	1,886,874	1,869,098
5.00% 7/20/53	2,870,275	2,843,970
5.00% 5/20/54	1,705,634	1,684,893
5.00% 7/20/54	220,264	217,540
5.00% 12/20/54	590,343	583,334
5.00% 1/20/55	1,758,261	1,734,791
5.00% 6/20/55	1,671,707	1,649,392
5.00% 12/20/55	1,982,403	1,955,940
5.00% 1/20/56	1,975,419	1,948,961
5.00% 6/20/56	3,001,746	2,961,542
5.50% 10/15/33	33,533	33,684
5.50% 4/15/37	8,607	8,897
5.50% 7/15/37	7,425	7,688
5.50% 1/15/38	38,308	39,615
5.50% 2/15/38	40,508	42,063
5.50% 7/15/38	17,682	18,126
5.50% 8/15/38	4,526	4,632
5.50% 9/15/38	64,148	66,611
5.50% 12/15/38	54,936	56,707
5.50% 1/15/39	21,668	22,365
5.50% 5/15/39	40,178	41,721
5.50% 7/15/39	521	536
5.50% 10/15/39	41,605	43,204
5.50% 12/15/39	10,437	10,838
5.50% 4/15/40	70,534	72,720
5.50% 2/15/41	10,547	10,953
5.50% 12/20/52	584,431	592,463
5.50% 5/20/53	325,658	329,578
5.50% 7/20/53	1,315,671	1,331,316
5.50% 8/20/53	641,104	648,445
5.50% 10/20/53	668,440	678,353
5.50% 5/20/54	1,796,220	1,810,128
5.50% 9/20/54	4,497,775	4,532,726
5.50% 2/20/55	1,462,727	1,471,176
5.50% 6/20/55	3,708,689	3,730,111
6.00% 1/15/38	21,546	22,470
6.00% 3/15/38	260	268
6.00% 5/15/38	9,726	10,053
6.00% 7/15/38	771	802
6.00% 8/15/38	16,917	17,621
6.00% 10/15/38	22,300	23,426
6.00% 11/15/38	16,680	17,815
6.00% 12/15/38	39,143	41,061
6.00% 8/15/39	2,677	2,763
6.00% 10/15/39	1,615	1,666
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
6.00% 6/15/40	2,180	$2,250
6.00% 12/15/40	107,387	113,642
6.00% 12/20/52	270,135	278,063
6.00% 9/20/53	864,435	888,755
6.00% 2/20/54	1,967,152	2,021,468
6.00% 9/20/54	2,105,545	2,156,746
6.00% 2/20/55	950,487	973,329
6.00% 3/20/55	1,446,992	1,480,936
6.50% 5/15/38	6,260	6,575
6.50% 7/15/38	49,107	51,655
6.50% 10/15/38	3,196	3,428
6.50% 2/15/39	37,729	39,787
6.50% 8/15/39	2,809	2,952
6.50% 1/20/54	405,785	421,463
6.50% 6/20/54	1,183,848	1,234,042
6.50% 3/20/55	296,639	307,405
6.50% 9/20/55	558,971	579,257
Government National Mortgage Association, TBA
2.50% 7/20/56	1,500,000	1,280,508
3.50% 7/20/56	500,000	448,966
4.50% 7/20/56	2,500,000	2,400,874
5.00% 7/20/56	3,800,000	3,746,049
5.50% 7/20/56	4,975,000	4,999,447
6.00% 7/20/56	1,625,000	1,659,014
6.50% 7/20/54	624,000	646,427
Uniform Mortgage-Backed Security, TBA
2.00% 7/1/56	3,000,000	2,394,829
2.50% 7/1/56	2,500,000	2,088,477
4.00% 7/1/41	1,000,000	970,761
4.00% 7/1/56	1,000,000	934,529
4.50% 7/1/39	1,200,000	1,185,690
4.50% 7/1/56	2,500,000	2,394,727
5.00% 7/1/41	1,000,000	1,004,016
5.00% 7/1/56	7,300,000	7,172,263
5.50% 7/1/41	500,000	507,866
5.50% 7/1/56	6,275,000	6,295,050
6.00% 7/1/56	2,225,000	2,274,504
6.50% 7/1/56	2,450,000	2,534,200
Total Agency Mortgage-Backed Securities (Cost $674,193,801)		615,752,048
AGENCY OBLIGATIONS–0.56%
Federal Farm Credit Banks Funding Corp.
3.50% 1/21/28	1,200,000	1,188,117
3.57% 3/2/28	2,500,000	2,475,125
Federal Home Loan Banks
3.25% 11/16/28	1,255,000	1,229,814
Series 677 5.50% 7/15/36	300,000	323,467
Federal Home Loan Mortgage Corp.
6.25% 7/15/32	750,000	827,652
6.75% 9/15/29	100,000	107,672
6.75% 3/15/31	300,000	332,226
Federal National Mortgage Association
0.75% 10/8/27	850,000	814,821
0.88% 8/5/30	4,400,000	3,854,500
LVIP State Street Bond Index Fund-9

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.63% 7/15/37	100,000	$108,958
6.25% 5/15/29	500,000	527,837
6.63% 11/15/30	300,000	328,678
7.13% 1/15/30	500,000	547,521
7.25% 5/15/30	500,000	553,398
Japan International Cooperation Agency 4.38% 5/28/31	200,000	199,887
Tennessee Valley Authority
4.63% 9/15/60	150,000	133,123
4.65% 6/15/35	500,000	505,702
Series B 4.70% 7/15/33	200,000	203,547
5.38% 4/1/56	200,000	202,228
5.88% 4/1/36	75,000	82,596
6.15% 1/15/38	100,000	114,329
7.13% 5/1/30	100,000	110,107
Total Agency Obligations (Cost $14,852,012)		14,771,305
CORPORATE BONDS–24.10%
Advertising–0.01%
Omnicom Group, Inc.
2.45% 4/30/30	100,000	91,946
5.30% 11/1/34	250,000	248,099
		340,045
Aerospace & Defense–0.46%
Boeing Co.
2.95% 2/1/30	150,000	141,130
3.20% 3/1/29	100,000	96,409
3.25% 2/1/28	150,000	146,826
3.25% 3/1/28	95,000	93,075
3.25% 2/1/35	100,000	86,710
3.55% 3/1/38	65,000	54,509
3.60% 5/1/34	100,000	90,004
3.63% 2/1/31	85,000	80,830
3.63% 3/1/48	35,000	25,035
3.75% 2/1/50	150,000	109,438
3.85% 11/1/48	35,000	25,775
3.90% 5/1/49	100,000	74,922
3.95% 8/1/59	150,000	107,088
5.15% 5/1/30	500,000	506,096
5.71% 5/1/40	450,000	457,581
5.81% 5/1/50	500,000	493,983
5.93% 5/1/60	350,000	344,287
6.13% 2/15/33	50,000	53,145
6.30% 5/1/29	125,000	130,130
6.53% 5/1/34	80,000	87,033
6.86% 5/1/54	45,000	50,574
6.88% 3/15/39	100,000	111,916
GE Capital Funding LLC 4.55% 5/15/32	250,000	247,990
General Dynamics Corp.
2.63% 11/15/27	100,000	97,894
3.75% 5/15/28	160,000	158,533
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
General Dynamics Corp. (continued)
4.25% 4/1/50	300,000	$252,046
General Electric Co. 4.30% 7/29/30	300,000	297,294
Honeywell Aerospace, Inc.
4.95% 3/16/36	1,000,000	984,731
5.73% 3/16/56	500,000	499,976
Howmet Aerospace, Inc. 4.85% 10/15/31	150,000	150,512
L3Harris Technologies, Inc.
4.40% 6/15/28	150,000	149,427
4.85% 4/27/35	70,000	68,729
5.05% 4/27/45	70,000	65,584
5.40% 7/31/33	250,000	255,570
5.50% 8/15/54	200,000	193,797
Lockheed Martin Corp.
1.85% 6/15/30	45,000	40,546
2.80% 6/15/50	50,000	31,672
3.60% 3/1/35	150,000	136,906
3.80% 3/1/45	250,000	198,975
4.07% 12/15/42	279,000	236,284
4.50% 5/15/36	40,000	38,596
4.70% 5/15/46	109,000	96,989
4.75% 2/15/34	350,000	347,501
4.80% 8/15/34	115,000	114,503
5.10% 11/15/27	100,000	101,143
5.25% 1/15/33	200,000	206,654
5.70% 11/15/54	70,000	70,378
5.90% 11/15/63	90,000	92,855
Northrop Grumman Corp.
3.25% 1/15/28	125,000	122,832
4.70% 3/15/33	115,000	114,187
4.90% 6/1/34	250,000	248,886
5.05% 11/15/40	100,000	96,415
5.20% 6/1/54	400,000	373,257
5.25% 5/1/50	200,000	188,178
RTX Corp.
2.25% 7/1/30	100,000	91,541
2.38% 3/15/32	200,000	176,645
3.03% 3/15/52	140,000	90,342
3.13% 7/1/50	600,000	400,469
3.75% 11/1/46	100,000	76,809
4.05% 5/4/47	50,000	40,183
4.13% 11/16/28	180,000	178,605
4.15% 5/15/45	250,000	207,153
4.35% 4/15/47	70,000	58,459
4.45% 11/16/38	60,000	55,781
4.63% 11/16/48	100,000	86,738
4.70% 12/15/41	200,000	184,436
5.38% 2/27/53	160,000	153,209
6.10% 3/15/34	500,000	536,477
		11,982,183
LVIP State Street Bond Index Fund-10

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture–0.30%
Altria Group, Inc.
2.45% 2/4/32	200,000	$175,959
3.40% 5/6/30	25,000	23,852
3.40% 2/4/41	415,000	317,468
3.88% 9/16/46	200,000	148,469
4.00% 2/4/61	385,000	268,229
4.45% 5/6/50	40,000	31,578
4.50% 5/2/43	100,000	84,095
4.80% 2/14/29	225,000	225,847
5.38% 1/31/44	63,000	59,158
5.80% 2/14/39	165,000	167,398
Archer-Daniels-Midland Co.
2.70% 9/15/51	250,000	151,195
4.50% 3/15/49	500,000	427,425
BAT Capital Corp.
2.26% 3/25/28	75,000	72,161
2.73% 3/25/31	150,000	137,052
3.46% 9/6/29	200,000	192,959
3.56% 8/15/27	200,000	198,043
3.98% 9/25/50	100,000	73,488
4.39% 8/15/37	275,000	251,490
4.76% 9/6/49	100,000	84,118
5.35% 8/15/32	250,000	255,861
5.63% 8/15/35	50,000	51,526
6.25% 8/15/55	180,000	184,234
6.42% 8/2/33	250,000	270,240
7.08% 8/2/53	125,000	141,053
7.75% 10/19/32	110,000	125,366
BAT International Finance PLC 5.93% 2/2/29	195,000	200,987
Bunge Ltd. Finance Corp.
3.20% 4/21/31	200,000	186,604
3.75% 9/25/27	55,000	54,527
5.15% 3/19/36	250,000	248,320
Philip Morris International, Inc.
2.10% 5/1/30	55,000	50,144
3.13% 8/17/27	150,000	148,226
4.25% 11/10/44	85,000	71,433
4.38% 4/30/30	400,000	395,967
4.50% 3/20/42	100,000	88,041
4.63% 11/1/29	250,000	250,400
4.88% 2/15/28	350,000	352,087
4.90% 11/1/34	250,000	248,478
5.13% 11/17/27	155,000	156,428
5.13% 2/15/30	100,000	101,516
5.25% 9/7/28	250,000	253,844
5.50% 9/7/30	250,000	257,800
5.63% 9/7/33	250,000	259,925
5.75% 11/17/32	115,000	120,445
Reynolds American, Inc.
5.70% 8/15/35	50,000	51,516
5.85% 8/15/45	180,000	177,291
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Reynolds American, Inc. (continued)
6.15% 9/15/43	125,000	$126,697
		7,918,940
Airlines–0.04%
♦American Airlines Pass-Through Trust
3.00% 4/15/30	32,936	31,888
3.20% 12/15/29	281,000	272,586
3.65% 8/15/30	56,750	55,447
♦Delta Air Lines Pass-Through Trust 2.00% 12/10/29	96,186	92,868
Delta Air Lines, Inc. 5.25% 7/10/30	200,000	202,181
♦JetBlue Pass-Through Trust
2.75% 11/15/33	34,759	30,771
4.00% 5/15/34	16,002	15,166
♦United Airlines Pass-Through Trust
2.70% 11/1/33	67,054	61,095
3.10% 1/7/30	55,149	54,012
3.50% 9/1/31	83,822	80,814
4.15% 2/25/33	73,360	71,189
5.45% 8/15/38	56,385	57,330
5.88% 4/15/29	93,346	94,446
		1,119,793
Apparel–0.02%
NIKE, Inc.
2.85% 3/27/30	200,000	188,573
3.38% 11/1/46	100,000	72,651
3.63% 5/1/43	100,000	78,444
3.88% 11/1/45	100,000	78,767
Ralph Lauren Corp. 2.95% 6/15/30	55,000	51,590
Tapestry, Inc.
3.05% 3/15/32	100,000	90,570
4.13% 7/15/27	35,000	34,837
		595,432
Auto Manufacturers–0.52%
American Honda Finance Corp.
2.00% 3/24/28	115,000	110,022
4.45% 10/22/27	170,000	169,757
4.70% 1/12/28	175,000	175,247
4.85% 10/23/31	250,000	248,409
4.90% 7/9/27	70,000	70,288
4.90% 1/10/34	160,000	156,848
5.20% 4/8/33	40,000	40,051
5.85% 10/4/30	220,000	228,275
Cummins, Inc.
4.88% 10/1/43	64,000	60,202
5.30% 5/9/35	250,000	254,989
LVIP State Street Bond Index Fund-11

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
5.42% 4/9/31	280,000	$277,618
5.92% 3/20/28	200,000	202,455
6.05% 3/5/31	750,000	761,247
6.05% 11/5/31	200,000	202,463
6.13% 3/8/34	250,000	251,639
6.47% 5/22/36	200,000	203,184
6.50% 2/7/35	250,000	256,024
6.53% 3/19/32	700,000	723,480
6.80% 11/7/28	205,000	211,645
7.12% 11/7/33	285,000	303,165
7.20% 6/10/30	400,000	421,570
General Motors Co.
5.00% 10/1/28	150,000	150,761
5.15% 4/1/38	125,000	119,094
5.40% 4/1/48	200,000	179,748
5.95% 4/1/49	100,000	96,320
6.60% 4/1/36	305,000	327,335
6.75% 4/1/46	75,000	79,193
6.80% 10/1/27	200,000	204,814
General Motors Financial Co., Inc.
2.35% 1/8/31	250,000	223,580
2.40% 4/10/28	100,000	96,090
2.70% 8/20/27	250,000	244,877
3.10% 1/12/32	150,000	135,787
3.60% 6/21/30	250,000	238,535
3.85% 1/5/28	100,000	98,885
4.75% 4/6/29	175,000	174,906
4.90% 10/6/29	125,000	125,317
5.45% 9/6/34	110,000	110,199
5.55% 7/15/29	45,000	45,918
5.60% 6/18/31	155,000	158,671
5.63% 4/4/32	180,000	184,372
5.75% 2/8/31	75,000	77,324
5.80% 6/23/28	200,000	203,887
5.85% 4/6/30	145,000	149,809
5.90% 1/7/35	250,000	256,895
5.95% 4/4/34	45,000	46,571
6.00% 1/9/28	100,000	101,870
6.10% 1/7/34	250,000	260,820
Honda Motor Co. Ltd.
2.97% 3/10/32	100,000	89,652
4.69% 7/8/30	250,000	248,454
5.34% 7/8/35	200,000	199,967
Mercedes-Benz Finance North America LLC 8.50% 1/18/31	200,000	229,079
PACCAR Financial Corp.
4.30% 6/18/29	70,000	69,792
4.45% 8/6/27	165,000	165,591
4.60% 1/10/28	100,000	100,415
4.95% 8/10/28	250,000	252,747
Toyota Motor Corp.
2.76% 7/2/29	70,000	66,693
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor Corp. (continued)
3.67% 7/20/28	105,000	$103,688
5.12% 7/13/33	250,000	255,121
Toyota Motor Credit Corp.
1.15% 8/13/27	120,000	115,991
1.90% 4/6/28	100,000	95,930
2.40% 1/13/32	200,000	177,314
4.05% 3/13/29	155,000	153,227
4.55% 5/14/31	250,000	247,929
4.60% 3/11/33	115,000	112,774
4.63% 1/12/28	160,000	160,769
5.05% 5/16/29	250,000	253,638
5.10% 3/21/31	145,000	147,401
5.45% 11/10/27	200,000	202,984
5.55% 11/20/30	800,000	827,883
		13,697,195
Auto Parts & Equipment–0.01%
Aptiv Swiss Holdings Ltd. 4.15% 5/1/52	125,000	93,958
BorgWarner, Inc. 2.65% 7/1/27	125,000	122,788
Lear Corp.
3.80% 9/15/27	100,000	99,150
4.25% 5/15/29	50,000	49,262
		365,158
Banks–5.24%
Australia & New Zealand Banking Group Ltd. 4.62% 12/16/29	250,000	251,808
Banco Bilbao Vizcaya Argentaria SA
4.97% 5/8/31	200,000	199,680
μ6.03% 3/13/35	400,000	415,559
Banco Santander SA
2.96% 3/25/31	200,000	183,261
3.49% 5/28/30	200,000	190,406
4.38% 4/12/28	200,000	199,172
μ5.37% 7/15/28	280,000	282,249
5.44% 7/15/31	350,000	358,596
5.44% 4/15/36	200,000	200,072
5.59% 8/8/28	200,000	203,491
6.03% 1/17/35	200,000	209,639
6.61% 11/7/28	200,000	208,987
6.92% 8/8/33	200,000	217,144
6.94% 11/7/33	250,000	278,808
Bank of America Corp.
μ1.90% 7/23/31	200,000	178,380
μ1.92% 10/24/31	350,000	310,563
μ2.09% 6/14/29	750,000	714,199
μ2.30% 7/21/32	500,000	441,686
μ2.48% 9/21/36	300,000	261,596
μ2.50% 2/13/31	300,000	277,237
LVIP State Street Bond Index Fund-12

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
μ2.57% 10/20/32	250,000	$222,522
μ2.65% 3/11/32	250,000	226,650
μ2.68% 6/19/41	300,000	217,763
μ2.83% 10/24/51	75,000	47,043
μ2.88% 10/22/30	200,000	188,660
μ2.97% 2/4/33	1,125,000	1,015,476
μ2.97% 7/21/52	500,000	322,986
μ3.19% 7/23/30	250,000	238,937
μ3.42% 12/20/28	480,000	471,977
μ3.48% 3/13/52	250,000	177,996
μ3.59% 7/21/28	350,000	346,666
μ3.85% 3/8/37	200,000	185,866
μ3.95% 1/23/49	250,000	196,015
μ3.97% 2/7/30	375,000	367,939
4.18% 11/25/27	250,000	248,780
μ4.27% 7/23/29	400,000	396,845
μ4.44% 1/20/48	200,000	170,301
μ4.48% 4/23/30	115,000	114,275
μ4.57% 4/27/33	250,000	245,061
μ4.70% 4/23/32	185,000	183,445
μ4.98% 1/24/29	500,000	502,731
5.00% 1/21/44	350,000	329,256
μ5.05% 2/6/37	600,000	590,923
μ5.16% 1/24/31	375,000	380,076
μ5.20% 4/25/29	200,000	201,867
μ5.29% 4/25/34	200,000	202,665
μ5.43% 8/15/35	250,000	250,760
μ5.46% 5/9/36	900,000	918,393
μ5.47% 1/23/35	200,000	203,915
μ5.49% 4/23/37	190,000	189,248
μ5.51% 1/24/36	185,000	188,915
μ5.52% 10/25/35	250,000	251,156
μ5.82% 9/15/29	250,000	255,831
μ5.87% 9/15/34	250,000	261,301
5.88% 2/7/42	218,000	226,259
6.11% 1/29/37	200,000	210,513
μ6.20% 11/10/28	130,000	132,732
7.75% 5/14/38	200,000	238,838
Bank of Montreal
μ4.64% 9/10/30	200,000	199,448
5.20% 2/1/28	200,000	202,084
μ5.30% 6/2/37	250,000	250,238
5.51% 6/4/31	350,000	361,059
Bank of New York Mellon Corp.
3.00% 10/30/28	55,000	53,073
3.30% 8/23/29	350,000	336,419
3.85% 4/28/28	100,000	99,310
μ4.89% 7/21/28	200,000	200,935
μ4.97% 4/26/34	85,000	84,904
μ5.06% 7/22/32	200,000	202,371
μ5.09% 4/23/37	250,000	247,692
μ5.61% 7/21/39	60,000	61,203
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of New York Mellon Corp. (continued)
μ5.80% 10/25/28	180,000	$183,131
μ5.83% 10/25/33	145,000	152,327
μ6.32% 10/25/29	160,000	165,833
μ6.47% 10/25/34	350,000	380,596
Bank of Nova Scotia
2.45% 2/2/32	200,000	177,073
μ4.40% 9/8/28	185,000	184,731
μ4.58% 6/5/29	250,000	249,253
μ4.59% 5/4/37	65,000	62,778
μ4.74% 11/10/32	250,000	248,342
4.85% 2/1/30	105,000	105,689
μ4.90% 6/5/32	250,000	249,357
5.65% 2/1/34	250,000	259,188
BankUnited, Inc. 5.13% 6/11/30	200,000	198,575
Barclays PLC
μ2.65% 6/24/31	300,000	275,076
μ2.67% 3/10/32	200,000	180,089
μ2.89% 11/24/32	200,000	179,317
μ3.33% 11/24/42	200,000	149,929
μ3.81% 3/10/42	200,000	157,281
4.34% 1/10/28	200,000	199,166
μ4.91% 6/26/30	200,000	199,963
μ4.94% 9/10/30	200,000	200,349
4.95% 1/10/47	200,000	178,313
μ4.97% 5/16/29	200,000	200,807
μ5.10% 6/26/32	200,000	199,810
5.25% 8/17/45	200,000	187,982
μ5.34% 9/10/35	200,000	198,593
μ5.59% 6/26/37	200,000	199,715
μ5.75% 8/9/33	600,000	616,133
μ5.79% 2/25/36	200,000	203,755
μ6.22% 5/9/34	200,000	210,421
μ6.69% 9/13/34	205,000	221,368
μ7.39% 11/2/28	200,000	206,806
μ7.44% 11/2/33	200,000	222,903
Canadian Imperial Bank of Commerce
3.60% 4/7/32	90,000	84,480
μ4.63% 9/11/30	160,000	159,321
μ4.86% 3/30/29	150,000	150,584
μ5.25% 1/13/31	100,000	101,513
5.26% 4/8/29	125,000	126,974
5.99% 10/3/28	350,000	360,233
Citibank NA
4.84% 8/6/29	250,000	251,994
μ4.85% 6/18/32	875,000	874,376
5.80% 9/29/28	500,000	514,417
Citigroup, Inc.
μ2.52% 11/3/32	145,000	128,509
μ2.56% 5/1/32	140,000	125,858
μ2.67% 1/29/31	300,000	278,467
μ2.90% 11/3/42	81,000	58,850
LVIP State Street Bond Index Fund-13

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc. (continued)
μ3.06% 1/25/33	135,000	$122,305
μ3.52% 10/27/28	250,000	246,617
μ3.67% 7/24/28	200,000	198,243
μ3.79% 3/17/33	300,000	281,914
μ3.88% 1/24/39	250,000	217,894
4.13% 7/25/28	380,000	376,045
4.45% 9/29/27	300,000	299,514
μ4.50% 9/11/31	500,000	493,491
4.65% 7/30/45	250,000	220,814
4.75% 5/18/46	150,000	128,150
μ4.79% 3/4/29	250,000	250,601
μ4.95% 5/7/31	400,000	401,324
μ5.17% 2/13/30	150,000	151,600
μ5.17% 9/11/36	500,000	497,214
μ5.33% 3/27/36	500,000	503,606
μ5.59% 11/19/34	250,000	253,112
μ5.61% 3/4/56	250,000	244,656
μ5.83% 2/13/35	250,000	254,812
5.88% 2/22/33	200,000	207,836
5.88% 1/30/42	150,000	155,147
6.00% 10/31/33	100,000	104,428
μ6.02% 1/24/36	225,000	231,752
μ6.17% 5/25/34	200,000	208,701
μ6.27% 11/17/33	335,000	357,148
6.63% 6/15/32	100,000	108,782
6.68% 9/13/43	150,000	164,905
μCitizens Financial Group, Inc.
5.25% 3/5/31	110,000	111,174
5.72% 7/23/32	100,000	102,638
5.84% 1/23/30	250,000	256,238
6.65% 4/25/35	260,000	279,982
Commonwealth Bank of Australia 4.36% 3/27/29	250,000	249,491
Cooperatieve Rabobank UA
4.32% 4/1/29	250,000	249,537
4.80% 1/9/29	250,000	252,037
4.88% 1/21/28	250,000	252,124
5.12% 6/9/36	250,000	248,746
5.25% 5/24/41	150,000	147,776
μDeutsche Bank AG
3.55% 9/18/31	355,000	335,100
5.06% 4/14/32	150,000	149,631
5.30% 5/9/31	250,000	252,614
5.37% 1/10/29	165,000	166,611
5.40% 9/11/35	555,000	555,204
6.82% 11/20/29	150,000	156,907
7.08% 2/10/34	200,000	215,898
Fifth Third Bancorp
μ4.90% 9/6/30	180,000	180,267
μ5.63% 1/29/32	70,000	72,020
μ5.98% 1/30/30	125,000	128,442
μ6.34% 7/27/29	55,000	56,837
8.25% 3/1/38	100,000	121,955
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μFirst Citizens BancShares, Inc.
5.23% 3/12/31	150,000	$149,687
6.25% 3/12/40	250,000	246,346
μFirst Horizon Corp. 5.51% 3/7/31	160,000	162,020
μGoldman Sachs Bank USA 4.66% 6/3/29	200,000	200,124
Goldman Sachs Group, Inc.
μ2.65% 10/21/32	175,000	155,742
μ2.91% 7/21/42	290,000	209,807
μ3.10% 2/24/33	200,000	181,148
μ3.44% 2/24/43	100,000	76,499
3.80% 3/15/30	600,000	580,645
μ3.81% 4/23/29	400,000	393,717
μ4.02% 10/31/38	350,000	307,106
μ4.15% 1/21/29	1,000,000	991,392
μ4.15% 10/21/29	1,000,000	985,900
μ4.22% 5/1/29	500,000	495,658
μ4.41% 4/23/39	500,000	452,160
μ4.59% 4/20/30	120,000	119,323
μ4.69% 10/23/30	511,000	508,577
4.75% 10/21/45	150,000	132,442
μ4.97% 6/3/32	145,000	144,916
μ5.05% 7/23/30	140,000	140,820
μ5.09% 4/20/34	115,000	114,539
5.15% 5/22/45	360,000	328,069
μ5.21% 1/28/31	100,000	101,077
μ5.22% 4/23/31	100,000	100,997
μ5.33% 7/23/35	120,000	120,407
μ5.43% 6/3/37	120,000	120,412
μ5.54% 1/28/36	130,000	132,026
μ5.54% 1/21/47	1,000,000	967,236
μ5.56% 11/19/45	350,000	340,130
μ5.73% 4/25/30	150,000	153,724
μ5.73% 1/28/56	145,000	142,650
μ5.85% 4/25/35	65,000	67,402
6.25% 2/1/41	255,000	271,520
6.45% 5/1/36	200,000	212,803
μ6.48% 10/24/29	500,000	518,654
μ6.56% 10/24/34	500,000	540,932
HSBC Bank USA NA 7.00% 1/15/39	100,000	112,774
HSBC Holdings PLC
μ2.01% 9/22/28	355,000	343,986
μ2.36% 8/18/31	200,000	181,014
μ2.85% 6/4/31	250,000	231,598
μ3.97% 5/22/30	435,000	424,408
μ4.40% 3/10/30	200,000	197,879
μ4.58% 6/19/29	235,000	234,306
μ4.68% 3/10/32	200,000	197,250
μ4.76% 3/29/33	200,000	194,955
μ4.90% 3/3/29	405,000	406,539
μ5.13% 11/19/28	200,000	201,323
μ5.13% 3/3/31	500,000	502,997
LVIP State Street Bond Index Fund-14

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings PLC (continued)
μ5.21% 5/12/34	500,000	$498,218
μ5.28% 3/10/37	200,000	197,674
μ5.29% 11/19/30	250,000	253,182
μ5.40% 8/11/33	200,000	202,576
μ5.45% 3/3/36	315,000	316,963
μ5.73% 5/17/32	370,000	381,546
μ5.87% 11/18/35	250,000	255,916
6.10% 1/14/42	200,000	213,525
μ6.25% 3/9/34	250,000	264,762
μ6.33% 3/9/44	200,000	214,078
6.50% 5/2/36	200,000	212,170
6.50% 9/15/37	200,000	213,269
μ6.55% 6/20/34	250,000	265,633
6.80% 6/1/38	200,000	218,702
μ7.39% 11/3/28	250,000	258,862
HSBC USA, Inc. 4.65% 6/3/28	400,000	401,154
Huntington Bancshares, Inc.
2.55% 2/4/30	250,000	231,073
μ5.02% 5/17/33	70,000	69,672
μ6.14% 11/18/39	65,000	66,389
μ6.21% 8/21/29	250,000	257,340
Industrial & Commercial Bank of China Ltd. 3.54% 11/8/27	250,000	247,244
ING Groep NV
4.05% 4/9/29	370,000	364,647
μ4.25% 3/28/33	200,000	193,154
μ5.07% 3/25/31	250,000	252,000
μ5.42% 3/23/37	250,000	250,598
μ5.53% 3/25/36	210,000	213,249
μ6.11% 9/11/34	200,000	211,643
JPMorgan Chase & Co.
μ1.76% 11/19/31	350,000	308,287
μ1.95% 2/4/32	150,000	132,036
μ2.07% 6/1/29	280,000	266,931
μ2.53% 11/19/41	350,000	248,173
μ2.55% 11/8/32	250,000	222,333
μ2.74% 10/15/30	460,000	432,045
μ2.96% 5/13/31	80,000	74,694
μ2.96% 1/25/33	200,000	181,070
μ3.11% 4/22/41	300,000	231,399
μ3.11% 4/22/51	700,000	468,451
μ3.51% 1/23/29	310,000	304,869
3.63% 12/1/27	260,000	257,021
μ3.70% 5/6/30	250,000	243,133
μ3.96% 11/15/48	200,000	157,251
μ4.01% 4/23/29	350,000	346,179
μ4.20% 7/23/29	300,000	297,432
μ4.41% 4/23/30	385,000	381,725
μ4.45% 12/5/29	200,000	198,866
μ4.51% 10/22/28	600,000	599,822
μ4.57% 6/14/30	140,000	139,474
μ4.59% 4/26/33	210,000	206,771
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
μ4.62% 4/23/32	1,250,000	$1,235,573
μ4.81% 10/22/36	800,000	777,795
μ4.92% 1/24/29	160,000	160,776
4.95% 6/1/45	500,000	461,140
μ4.98% 7/22/28	95,000	95,417
μ5.00% 7/22/30	200,000	201,354
μ5.01% 1/23/30	100,000	100,677
μ5.10% 4/22/31	105,000	106,186
μ5.14% 1/24/31	85,000	85,956
μ5.15% 4/23/37	145,000	143,956
μ5.29% 7/22/35	85,000	85,882
μ5.30% 7/24/29	280,000	283,646
μ5.34% 1/23/35	95,000	96,418
μ5.35% 6/1/34	615,000	625,322
5.40% 1/6/42	200,000	199,130
μ5.50% 1/24/36	165,000	168,627
5.50% 10/15/40	100,000	101,896
μ5.53% 11/29/45	165,000	163,542
μ5.57% 4/22/36	105,000	107,944
μ5.58% 4/22/30	110,000	112,410
μ5.58% 7/23/36	1,000,000	1,015,193
5.60% 7/15/41	500,000	508,543
μ5.72% 9/14/33	1,155,000	1,192,027
μ5.77% 4/22/35	95,000	98,811
μ6.09% 10/23/29	230,000	237,004
μ6.25% 10/23/34	160,000	171,248
Keybank National Association 5.85% 11/15/27	250,000	254,020
μKeyCorp 5.12% 4/4/31	250,000	251,940
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	129,297
^0.00% 6/29/37	500,000	304,439
1.75% 9/14/29	140,000	129,896
2.88% 4/3/28	525,000	513,688
3.50% 5/15/29	325,000	319,088
3.75% 2/15/28	425,000	422,338
3.75% 7/15/30	500,000	491,609
3.75% 3/14/31	300,000	294,180
3.88% 5/15/28	890,000	885,619
3.88% 6/15/28	205,000	203,919
4.00% 3/15/29	80,000	79,661
4.13% 7/22/31	230,000	228,873
4.13% 7/15/33	200,000	197,465
4.63% 3/18/30	70,000	71,008
4.75% 10/29/30	400,000	408,771
Landwirtschaftliche Rentenbank
2.50% 11/15/27	300,000	293,311
4.13% 6/3/31	200,000	199,138
4.63% 4/17/29	150,000	151,711
5.00% 10/24/33	600,000	622,742
LVIP State Street Bond Index Fund-15

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Lloyds Banking Group PLC
4.34% 1/9/48	150,000	$122,914
4.38% 3/22/28	200,000	199,415
μ4.94% 11/4/36	400,000	388,192
μ5.59% 11/26/35	200,000	204,077
μ5.68% 1/5/35	200,000	205,516
μ5.72% 6/5/30	230,000	236,098
μ5.87% 3/6/29	200,000	203,855
μ7.95% 11/15/33	200,000	226,746
μM&T Bank Corp.
4.83% 1/16/29	60,000	60,120
5.05% 1/27/34	170,000	168,549
5.39% 1/16/36	65,000	64,964
7.41% 10/30/29	145,000	153,568
μManufacturers & Traders Trust Co. 4.76% 7/6/28	400,000	400,592
Mitsubishi UFJ Financial Group, Inc.
2.05% 7/17/30	200,000	180,326
2.56% 2/25/30	200,000	185,327
3.29% 7/25/27	200,000	197,939
3.74% 3/7/29	200,000	196,021
3.75% 7/18/39	200,000	169,898
4.05% 9/11/28	200,000	197,993
4.15% 3/7/39	70,000	62,891
μ4.51% 1/14/32	500,000	491,500
μ5.16% 4/24/31	250,000	252,615
μ5.20% 1/16/31	200,000	202,486
μ5.35% 9/13/28	200,000	201,765
μ5.41% 4/19/34	200,000	204,233
μ5.47% 9/13/33	200,000	204,362
μ5.57% 1/16/36	250,000	255,254
μ5.62% 4/24/36	250,000	255,938
Mizuho Financial Group, Inc.
μ1.98% 9/8/31	200,000	177,983
μ2.26% 7/9/32	200,000	176,182
μ3.15% 7/16/30	200,000	190,752
3.17% 9/11/27	200,000	197,065
4.02% 3/5/28	200,000	198,547
μ4.25% 9/11/29	200,000	198,293
μ4.97% 7/13/32	200,000	199,351
μ5.34% 7/13/37	250,000	248,138
μ5.38% 7/10/30	200,000	203,278
μ5.41% 9/13/28	200,000	202,094
μ5.42% 5/13/36	250,000	252,583
μ5.59% 7/10/35	250,000	256,418
μ5.78% 7/6/29	200,000	204,336
μ5.82% 7/13/47	250,000	246,776
Morgan Stanley
μ1.79% 2/13/32	655,000	569,795
μ1.93% 4/28/32	250,000	217,363
μ2.24% 7/21/32	500,000	438,631
μ2.48% 9/16/36	250,000	216,872
μ2.51% 10/20/32	185,000	163,543
μ2.70% 1/22/31	235,000	218,225
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
μ2.94% 1/21/33	135,000	$121,391
•3.59% 7/22/28	200,000	197,811
μ3.62% 4/1/31	800,000	766,135
μ3.77% 1/24/29	450,000	443,884
•3.97% 7/22/38	130,000	114,018
4.38% 1/22/47	400,000	334,066
μ4.43% 1/23/30	165,000	163,492
μ4.56% 4/10/30	185,000	183,827
μ4.71% 3/12/32	185,000	182,714
μ4.81% 4/16/32	175,000	173,640
μ4.99% 4/12/29	110,000	110,598
μ5.04% 7/19/30	90,000	90,628
μ5.12% 2/1/29	165,000	166,003
μ5.16% 4/20/29	155,000	156,222
μ5.17% 1/16/30	120,000	121,082
μ5.19% 4/17/31	135,000	136,422
μ5.23% 1/15/31	165,000	166,861
μ5.25% 4/21/34	180,000	181,133
μ5.30% 4/10/37	145,000	144,280
μ5.30% 4/20/37	160,000	159,344
μ5.31% 1/18/41	800,000	779,664
μ5.32% 7/19/35	1,135,000	1,140,465
μ5.42% 7/21/34	265,000	269,111
μ5.45% 7/20/29	200,000	202,647
μ5.47% 1/18/35	100,000	101,518
μ5.52% 11/19/55	155,000	149,696
μ5.59% 1/18/36	155,000	158,267
μ5.66% 4/18/30	165,000	168,549
μ5.66% 4/17/36	635,000	651,885
μ5.83% 4/19/35	115,000	119,308
μ5.90% 3/13/47	390,000	394,168
μ6.30% 10/18/28	350,000	357,443
μ6.34% 10/18/33	325,000	346,479
μ6.41% 11/1/29	290,000	300,217
μ6.63% 11/1/34	230,000	249,588
7.25% 4/1/32	100,000	112,722
μMorgan Stanley Bank NA
4.79% 5/10/30	250,000	250,247
5.02% 1/12/29	250,000	251,537
μMorgan Stanley Private Bank NA
4.21% 2/8/30	700,000	690,856
4.47% 11/19/31	700,000	688,017
National Australia Bank Ltd.
4.43% 6/4/29	250,000	249,739
4.79% 1/10/29	250,000	252,732
4.90% 1/14/30	250,000	253,753
μNational Bank of Canada
4.17% 1/20/29	400,000	397,359
4.93% 6/4/32	250,000	249,428
μNatWest Group PLC
4.45% 5/8/30	200,000	198,109
4.96% 8/15/30	370,000	371,098
5.81% 9/13/29	365,000	373,011
LVIP State Street Bond Index Fund-16

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μNatWest Group PLC (continued)
5.91% 3/3/47	200,000	$195,006
Northern Trust Corp.
1.95% 5/1/30	190,000	172,911
3.65% 8/3/28	100,000	98,604
Oesterreichische Kontrollbank AG
3.75% 9/5/29	535,000	527,598
4.13% 1/18/29	125,000	124,777
4.13% 5/29/29	113,000	112,770
4.25% 3/1/28	145,000	145,077
4.50% 1/24/30	215,000	216,924
Pinnacle Bank/Nashville TN 5.63% 2/15/28	250,000	252,562
μPinnacle Financial Partners, Inc. 6.17% 11/1/30	40,000	40,941
PNC Bank NA
2.70% 10/22/29	250,000	234,899
3.10% 10/25/27	250,000	245,922
PNC Financial Services Group, Inc.
2.55% 1/22/30	150,000	139,653
3.45% 4/23/29	350,000	340,354
μ4.62% 10/26/29	335,000	334,204
μ5.37% 7/21/36	700,000	706,460
μ5.40% 7/23/35	120,000	121,571
μ5.49% 5/14/30	125,000	127,639
μ5.58% 6/12/29	175,000	178,175
μ5.68% 1/22/35	125,000	128,813
μ5.94% 8/18/34	250,000	262,808
μRegions Bank 4.76% 7/27/29	250,000	250,090
μRegions Financial Corp.
5.50% 9/6/35	115,000	116,352
5.72% 6/6/30	180,000	184,737
Royal Bank of Canada
3.88% 5/4/32	200,000	191,267
μ4.50% 8/6/29	400,000	398,671
4.95% 2/1/29	180,000	182,417
μ4.97% 1/24/29	210,000	211,200
μ4.97% 8/2/30	70,000	70,542
μ4.97% 5/2/31	250,000	251,751
μ5.15% 2/4/31	250,000	253,024
5.20% 8/1/28	250,000	253,919
μSantander Holdings USA, Inc.
5.35% 9/6/30	250,000	252,201
5.70% 6/5/37	140,000	139,890
5.74% 3/20/31	155,000	158,312
6.34% 5/31/35	250,000	263,315
6.50% 3/9/29	125,000	128,236
μSantander U.K. Group Holdings PLC
4.86% 9/11/30	250,000	249,803
5.69% 4/15/31	250,000	256,431
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
1.90% 9/17/28	200,000	$188,653
2.13% 7/8/30	300,000	270,704
2.22% 9/17/31	200,000	175,095
2.93% 9/17/41	100,000	72,495
3.04% 7/16/29	200,000	190,278
3.35% 10/18/27	150,000	147,940
3.36% 7/12/27	200,000	198,171
3.94% 7/19/28	150,000	148,323
μ4.93% 7/7/32	200,000	199,217
5.24% 4/15/30	250,000	253,997
5.45% 1/15/32	250,000	255,734
5.52% 1/13/28	450,000	456,558
5.63% 1/15/35	250,000	257,922
5.77% 1/13/33	200,000	208,135
5.78% 7/13/33	250,000	259,424
5.84% 7/9/44	90,000	90,283
6.18% 7/13/43	165,000	174,879
Toronto-Dominion Bank
2.00% 9/10/31	100,000	88,482
2.45% 1/12/32	250,000	221,985
3.91% 1/13/28	700,000	693,885
4.78% 12/17/29	250,000	252,027
4.87% 4/22/33	125,000	124,077
4.99% 4/5/29	100,000	101,043
5.16% 1/10/28	350,000	353,587
5.52% 7/17/28	200,000	203,831
μTruist Bank 4.14% 1/27/29	500,000	496,607
Truist Financial Corp.
1.13% 8/3/27	200,000	193,158
1.95% 6/5/30	165,000	148,980
μ4.87% 1/26/29	40,000	40,171
μ5.12% 1/26/34	40,000	39,939
μ5.15% 8/5/32	250,000	251,856
μ5.28% 4/23/37	250,000	247,581
μ5.44% 1/24/30	140,000	142,336
μ5.71% 1/24/35	115,000	118,413
μ5.87% 6/8/34	400,000	416,114
μ6.12% 10/28/33	250,000	263,919
μ7.16% 10/30/29	90,000	94,793
U.S. Bancorp
1.38% 7/22/30	150,000	131,990
μ2.68% 1/27/33	200,000	177,906
3.00% 7/30/29	150,000	142,805
3.90% 4/26/28	250,000	247,671
μ4.65% 2/1/29	250,000	250,175
μ4.84% 2/1/34	250,000	246,679
μ5.10% 7/23/30	85,000	86,045
μ5.38% 1/23/30	110,000	111,869
μ5.42% 2/12/36	400,000	407,180
μ5.68% 1/23/35	120,000	123,899
μ5.72% 5/20/41	250,000	250,799
μ5.78% 6/12/29	250,000	255,215
μ5.85% 10/21/33	155,000	161,675
LVIP State Street Bond Index Fund-17

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μU.S. Bank NA 4.54% 5/20/29	250,000	$249,459
UBS AG
μ4.63% 2/16/32	250,000	248,052
μ4.68% 11/29/30	250,000	249,563
5.65% 9/11/28	750,000	767,975
Wachovia Corp. 5.50% 8/1/35	150,000	151,681
Wells Fargo & Co.
μ2.57% 2/11/31	115,000	106,469
μ2.88% 10/30/30	500,000	470,664
μ3.35% 3/2/33	390,000	358,506
μ4.08% 9/15/29	500,000	492,986
4.15% 1/24/29	300,000	297,205
μ4.18% 1/23/30	1,000,000	986,892
4.40% 6/14/46	250,000	202,770
μ4.58% 5/20/29	180,000	179,550
μ4.61% 4/25/53	200,000	168,069
4.65% 11/4/44	225,000	191,358
4.75% 12/7/46	350,000	297,963
μ4.84% 5/20/32	150,000	149,493
μ4.89% 9/15/36	500,000	487,806
μ4.97% 4/23/29	155,000	155,756
μ5.01% 4/4/51	950,000	851,316
μ5.15% 4/23/31	210,000	212,204
μ5.20% 1/23/30	140,000	141,574
μ5.21% 12/3/35	285,000	284,500
μ5.24% 1/24/31	175,000	177,390
μ5.39% 4/24/34	195,000	197,973
μ5.50% 1/23/35	140,000	142,694
μ5.56% 7/25/34	600,000	614,435
μ5.61% 4/23/36	165,000	169,128
μ6.30% 10/23/29	385,000	398,263
μ6.49% 10/23/34	355,000	383,166
Wells Fargo Bank NA 6.60% 1/15/38	450,000	493,278
Westpac Banking Corp.
2.65% 1/16/30	70,000	65,896
μ2.67% 11/15/35	125,000	112,582
2.96% 11/16/40	95,000	70,311
3.40% 1/25/28	100,000	98,712
μ4.11% 7/24/34	95,000	92,647
4.42% 7/24/39	70,000	62,825
4.45% 6/12/31	250,000	248,027
5.05% 4/16/29	250,000	254,335
5.46% 11/18/27	250,000	253,753
6.82% 11/17/33	350,000	382,005
		137,536,039
Beverages–0.42%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70% 2/1/36	550,000	535,321
Anheuser-Busch InBev Worldwide, Inc.
4.38% 4/15/38	285,000	266,177
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc. (continued)
4.44% 10/6/48	395,000	$334,650
4.75% 1/23/29	395,000	397,094
4.90% 1/23/31	160,000	162,086
4.95% 1/15/42	300,000	282,964
5.00% 6/15/34	250,000	252,520
5.45% 1/23/39	165,000	167,796
5.55% 1/23/49	730,000	717,131
8.20% 1/15/39	200,000	251,230
Brown-Forman Corp. 4.00% 4/15/38	85,000	75,502
Coca-Cola Co.
1.00% 3/15/28	145,000	137,371
1.50% 3/5/28	145,000	138,763
1.65% 6/1/30	700,000	631,407
2.00% 3/5/31	165,000	148,151
2.50% 6/1/40	70,000	51,415
2.50% 3/15/51	165,000	97,997
2.60% 6/1/50	150,000	91,897
2.75% 6/1/60	150,000	87,865
3.00% 3/5/51	65,000	43,037
4.65% 8/14/34	140,000	140,074
5.00% 5/13/34	100,000	102,369
5.20% 1/14/55	125,000	119,322
5.40% 5/13/64	145,000	139,792
Coca-Cola Consolidated, Inc. 5.25% 6/1/29	125,000	127,301
Coca-Cola Femsa SAB de CV 2.75% 1/22/30	300,000	280,704
Constellation Brands, Inc.
3.15% 8/1/29	100,000	95,677
3.60% 2/15/28	100,000	98,446
4.10% 2/15/48	100,000	78,244
4.50% 5/9/47	45,000	37,512
4.65% 11/15/28	125,000	124,983
4.75% 5/9/32	200,000	197,853
4.85% 5/6/31	125,000	124,964
4.90% 5/1/33	125,000	123,559
Diageo Capital PLC
2.38% 10/24/29	200,000	186,367
3.88% 5/18/28	200,000	198,007
3.88% 4/29/43	30,000	24,195
5.63% 10/5/33	250,000	260,573
5.88% 9/30/36	100,000	105,798
Keurig Dr. Pepper, Inc.
2.25% 3/15/31	85,000	75,559
3.35% 3/15/51	60,000	39,371
3.95% 4/15/29	200,000	195,836
4.05% 4/15/32	135,000	128,100
4.42% 12/15/46	50,000	40,138
4.50% 4/15/52	145,000	116,393
4.60% 5/25/28	150,000	149,884
LVIP State Street Bond Index Fund-18

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Molson Coors Beverage Co.
4.20% 7/15/46	345,000	$275,281
5.00% 5/1/42	250,000	227,263
5.50% 7/8/36	200,000	201,020
Pepsico Singapore Financing I Pte. Ltd.
4.55% 2/16/29	250,000	250,870
4.70% 2/16/34	250,000	248,328
PepsiCo, Inc.
1.40% 2/25/31	75,000	65,473
1.95% 10/21/31	150,000	131,882
2.63% 10/21/41	200,000	143,670
2.75% 3/19/30	100,000	94,210
2.75% 10/21/51	135,000	83,929
3.00% 10/15/27	150,000	147,837
4.45% 5/15/28	200,000	200,633
4.45% 2/15/33	200,000	198,610
4.50% 7/17/29	100,000	100,309
4.65% 2/15/53	200,000	176,513
4.80% 7/17/34	100,000	100,476
5.00% 2/7/35	100,000	100,482
5.25% 7/17/54	100,000	96,457
		11,024,638
Biotechnology–0.28%
Amgen, Inc.
1.65% 8/15/28	200,000	188,478
2.00% 1/15/32	200,000	172,828
2.30% 2/25/31	100,000	90,140
2.45% 2/21/30	400,000	370,973
2.80% 8/15/41	200,000	144,878
3.00% 2/22/29	90,000	86,688
3.00% 1/15/52	200,000	128,749
3.15% 2/21/40	200,000	155,934
3.35% 2/22/32	90,000	83,514
3.38% 2/21/50	300,000	211,917
4.20% 2/22/52	90,000	70,755
4.40% 2/22/62	75,000	58,678
5.15% 3/2/28	250,000	252,382
5.25% 3/2/30	200,000	203,777
5.25% 3/2/33	725,000	737,754
5.60% 3/2/43	90,000	89,458
5.65% 3/2/53	1,105,000	1,075,500
5.75% 3/2/63	90,000	87,273
Baxalta, Inc. 5.25% 6/23/45	14,000	13,111
Biogen, Inc.
2.25% 5/1/30	75,000	68,463
3.15% 5/1/50	120,000	78,134
3.25% 2/15/51	586,000	385,784
Gilead Sciences, Inc.
1.20% 10/1/27	120,000	115,525
1.65% 10/1/30	95,000	84,241
2.60% 10/1/40	250,000	181,613
2.80% 10/1/50	250,000	157,774
4.50% 2/1/45	80,000	69,602
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Gilead Sciences, Inc. (continued)
4.60% 9/1/35	200,000	$194,291
4.75% 3/1/46	200,000	179,083
4.80% 4/1/44	200,000	182,250
4.90% 5/20/34	115,000	114,804
5.10% 6/15/35	85,000	85,710
5.25% 10/15/33	155,000	159,333
5.50% 11/15/54	250,000	244,298
Illumina, Inc. 5.75% 12/13/27	250,000	253,751
Royalty Pharma PLC
1.75% 9/2/27	115,000	111,388
2.20% 9/2/30	105,000	94,883
3.55% 9/2/50	160,000	111,778
5.40% 9/2/34	250,000	252,328
		7,347,820
Building Materials–0.16%
Amrize Finance U.S. LLC 4.95% 4/7/30	200,000	201,322
Carlisle Cos., Inc.
2.20% 3/1/32	150,000	129,596
3.75% 12/1/27	100,000	98,925
Carrier Global Corp.
2.72% 2/15/30	120,000	112,203
3.38% 4/5/40	85,000	68,311
3.58% 4/5/50	120,000	87,358
5.90% 3/15/34	125,000	131,789
CRH America Finance, Inc. 5.50% 1/9/35	250,000	254,104
CRH SMW Finance DAC 5.13% 1/9/30	200,000	202,628
Fortune Brands Innovations, Inc. 5.88% 6/1/33	160,000	166,630
Johnson Controls International PLC 4.95% 7/2/64	68,000	59,424
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75% 9/15/30	85,000	75,592
2.00% 9/16/31	90,000	78,999
5.50% 4/19/29	250,000	255,757
Lennox International, Inc. 5.50% 9/15/28	200,000	203,307
Martin Marietta Materials, Inc.
3.50% 12/15/27	100,000	98,574
4.25% 12/15/47	100,000	81,464
5.15% 12/1/34	180,000	179,989
5.50% 12/1/54	90,000	86,089
Masco Corp.
1.50% 2/15/28	75,000	71,363
2.00% 2/15/31	150,000	132,070
3.13% 2/15/51	45,000	29,141
LVIP State Street Bond Index Fund-19

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Masco Corp. (continued)
3.50% 11/15/27	60,000	$59,158
Mohawk Industries, Inc. 5.85% 9/18/28	100,000	102,416
Owens Corning
3.88% 6/1/30	150,000	145,090
3.95% 8/15/29	70,000	68,517
5.70% 6/15/34	110,000	113,695
5.95% 6/15/54	115,000	116,836
Trane Technologies Financing Ltd. 5.25% 3/3/33	45,000	45,958
Trane Technologies Holdco, Inc.
3.75% 8/21/28	100,000	98,740
4.30% 2/21/48	100,000	83,284
5.75% 6/15/43	100,000	102,798
Vulcan Materials Co.
5.35% 12/1/34	250,000	253,916
5.70% 12/1/54	150,000	148,826
		4,143,869
Chemicals–0.25%
Air Products & Chemicals, Inc.
4.60% 2/8/29	250,000	250,867
4.85% 2/8/34	250,000	249,028
Albemarle Corp. 5.05% 6/1/32	31,000	30,865
Cabot Corp. 4.00% 7/1/29	100,000	97,729
Dow Chemical Co.
2.10% 11/15/30	250,000	220,812
3.60% 11/15/50	250,000	165,761
4.80% 5/15/49	95,000	76,012
5.15% 2/15/34	250,000	245,204
5.25% 11/15/41	100,000	90,096
6.30% 3/15/33	155,000	162,802
7.38% 11/1/29	25,000	26,909
9.40% 5/15/39	58,000	75,317
DuPont de Nemours, Inc. 4.73% 11/15/28	151,000	150,929
Eastman Chemical Co.
4.50% 2/20/31	300,000	294,287
4.65% 10/15/44	70,000	59,832
4.80% 9/1/42	250,000	222,510
Ecolab, Inc.
1.30% 1/30/31	195,000	168,131
2.13% 8/15/50	250,000	135,013
4.80% 6/15/31	250,000	251,107
5.25% 1/15/28	300,000	303,725
5.35% 6/15/36	125,000	127,139
Linde, Inc.
1.10% 8/10/30	150,000	131,267
2.00% 8/10/50	160,000	85,627
LYB International Finance III LLC
2.25% 10/1/30	45,000	40,208
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
LYB International Finance III LLC (continued)
3.38% 10/1/40	60,000	$43,954
3.63% 4/1/51	85,000	56,145
3.80% 10/1/60	60,000	37,869
4.20% 10/15/49	125,000	90,900
5.63% 5/15/33	500,000	503,919
Mosaic Co.
4.05% 11/15/27	150,000	148,982
5.45% 11/15/33	104,000	105,257
NewMarket Corp. 2.70% 3/18/31	200,000	181,389
Nutrien Ltd.
2.95% 5/13/30	100,000	93,842
3.95% 5/13/50	100,000	75,590
4.13% 3/15/35	100,000	91,942
4.85% 5/29/31	65,000	64,937
4.90% 3/27/28	115,000	115,490
5.40% 6/21/34	250,000	253,414
PPG Industries, Inc.
2.55% 6/15/30	50,000	46,343
2.80% 8/15/29	100,000	94,777
RPM International, Inc. 2.95% 1/15/32	125,000	112,619
Sherwin-Williams Co.
2.30% 5/15/30	60,000	54,919
2.95% 8/15/29	100,000	95,251
3.30% 5/15/50	100,000	67,641
4.50% 6/1/47	88,000	74,001
4.55% 3/1/28	250,000	249,978
4.80% 9/1/31	105,000	105,131
Westlake Corp. 5.00% 8/15/46	100,000	86,103
		6,511,570
Commercial Services–0.27%
Automatic Data Processing, Inc.
1.25% 9/1/30	75,000	65,973
1.70% 5/15/28	95,000	90,640
5.00% 5/7/36	220,000	218,400
Block Financial LLC 3.88% 8/15/30	60,000	57,033
California Institute of Technology
3.65% 9/1/19	45,000	28,687
4.32% 8/1/45	60,000	51,522
Emory University
2.14% 9/1/30	35,000	31,727
2.97% 9/1/50	35,000	22,771
Equifax, Inc.
2.35% 9/15/31	350,000	307,844
5.10% 12/15/27	45,000	45,299
Ford Foundation
2.42% 6/1/50	200,000	118,909
2.82% 6/1/70	30,000	16,964
LVIP State Street Bond Index Fund-20

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
George Washington University
4.13% 9/15/48	200,000	$161,864
4.30% 9/15/44	100,000	84,866
Georgetown University
4.32% 4/1/49	50,000	41,217
5.12% 4/1/53	55,000	50,769
5.22% 10/1/18	50,000	44,073
Global Payments, Inc.
2.90% 5/15/30	115,000	105,557
2.90% 11/15/31	200,000	176,167
4.45% 6/1/28	100,000	99,092
4.55% 3/15/28	215,000	214,026
5.40% 3/15/33	290,000	284,321
Johns Hopkins University
2.81% 1/1/60	35,000	20,293
4.71% 7/1/32	60,000	59,936
Leland Stanford Junior University
2.41% 6/1/50	60,000	35,554
4.68% 3/1/35	250,000	244,018
Massachusetts Institute of Technology
3.07% 4/1/52	200,000	134,617
3.89% 7/1/16	55,000	37,066
5.60% 7/1/11	200,000	197,803
Moody's Corp.
2.00% 8/19/31	100,000	87,959
2.75% 8/19/41	100,000	71,152
3.25% 1/15/28	65,000	64,011
3.25% 5/20/50	100,000	67,152
3.75% 2/25/52	100,000	73,296
4.25% 2/1/29	100,000	99,336
4.88% 12/17/48	100,000	88,339
Northwestern University
3.66% 12/1/57	75,000	54,734
4.94% 12/1/35	20,000	20,031
PayPal Holdings, Inc.
2.30% 6/1/30	80,000	73,154
2.85% 10/1/29	95,000	89,672
3.25% 6/1/50	500,000	323,613
4.45% 3/6/28	125,000	124,889
5.15% 6/1/34	200,000	198,932
5.55% 6/1/36	175,000	174,977
President & Fellows of Harvard College
3.15% 7/15/46	100,000	72,740
3.30% 7/15/56	100,000	68,546
3.75% 11/15/52	65,000	49,767
5.26% 3/15/36	70,000	72,323
Quanta Services, Inc.
2.35% 1/15/32	55,000	48,288
3.05% 10/1/41	60,000	44,489
4.75% 8/9/27	85,000	85,217
5.25% 8/9/34	175,000	176,982
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
RELX Capital, Inc.
3.00% 5/22/30	100,000	$93,926
4.00% 3/18/29	200,000	196,724
Rockefeller Foundation 2.49% 10/1/50	60,000	36,366
S&P Global, Inc.
1.25% 8/15/30	75,000	65,506
2.50% 12/1/29	55,000	51,426
2.90% 3/1/32	105,000	95,200
2.95% 3/1/29	150,000	144,030
3.25% 12/1/49	65,000	45,204
3.70% 3/1/52	35,000	25,944
3.90% 3/1/62	45,000	32,428
5.25% 9/15/33	160,000	163,294
Trustees of Princeton University
2.52% 7/1/50	40,000	24,869
4.65% 7/1/30	75,000	75,682
5.70% 3/1/39	50,000	52,566
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	62,169
University of Chicago
2.55% 4/1/50	35,000	22,976
4.00% 10/1/53	60,000	47,066
University of Notre Dame du Lac 3.39% 2/15/48	100,000	74,006
University of Southern California
3.03% 10/1/39	200,000	163,785
3.84% 10/1/47	55,000	44,013
Verisk Analytics, Inc.
3.63% 5/15/50	20,000	14,155
4.13% 3/15/29	120,000	118,477
5.25% 6/5/34	180,000	179,678
William Marsh Rice University 3.57% 5/15/45	100,000	78,042
		7,184,139
Computers–0.46%
Accenture Capital, Inc. 4.25% 10/4/31	400,000	390,322
Apple, Inc.
1.20% 2/8/28	250,000	238,344
1.25% 8/20/30	100,000	88,257
1.40% 8/5/28	200,000	188,762
1.65% 5/11/30	120,000	108,534
1.70% 8/5/31	200,000	175,482
2.20% 9/11/29	250,000	234,805
2.40% 8/20/50	220,000	127,166
2.65% 5/11/50	500,000	305,887
2.70% 8/5/51	200,000	121,954
2.80% 2/8/61	250,000	142,886
2.85% 8/5/61	200,000	115,450
2.95% 9/11/49	135,000	87,931
3.00% 11/13/27	200,000	197,094
LVIP State Street Bond Index Fund-21

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple, Inc. (continued)
3.45% 2/9/45	125,000	$94,922
3.75% 9/12/47	225,000	172,565
3.75% 11/13/47	150,000	115,710
3.85% 8/4/46	135,000	106,803
3.95% 8/8/52	900,000	695,419
4.00% 5/10/28	175,000	174,298
4.25% 2/9/47	25,000	20,897
4.30% 5/10/33	250,000	247,739
4.38% 5/13/45	100,000	86,588
4.45% 5/6/44	200,000	177,243
4.50% 2/23/36	250,000	247,105
4.85% 5/10/53	250,000	229,324
Booz Allen Hamilton, Inc. 5.95% 4/15/35	145,000	144,427
CGI, Inc. 4.95% 3/14/30	200,000	199,129
Dell International LLC/EMC Corp.
3.38% 12/15/41	125,000	95,488
3.45% 12/15/51	250,000	174,584
4.15% 2/15/29	400,000	395,357
4.50% 2/15/31	500,000	493,058
4.75% 7/15/31	115,000	114,307
5.30% 4/1/32	300,000	305,110
5.50% 4/1/35	250,000	254,881
8.10% 7/15/36	73,000	86,832
8.35% 7/15/46	33,000	41,711
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00% 6/4/29	125,000	127,809
Hewlett Packard Enterprise Co.
4.55% 10/15/29	500,000	497,052
5.25% 7/1/28	250,000	253,018
5.25% 4/1/33	145,000	145,449
6.35% 10/15/45	250,000	257,656
HP, Inc.
4.20% 4/15/32	200,000	190,865
6.00% 9/15/41	305,000	306,680
6.10% 4/25/35	180,000	188,781
IBM International Capital Pte. Ltd.
4.60% 2/5/29	250,000	250,131
4.90% 2/5/34	250,000	246,991
5.30% 2/5/54	105,000	94,302
International Business Machines Corp.
1.95% 5/15/30	110,000	99,496
2.72% 2/9/32	155,000	138,739
2.85% 5/15/40	165,000	120,663
2.95% 5/15/50	155,000	96,187
3.43% 2/9/52	125,000	82,939
4.00% 6/20/42	200,000	163,483
4.15% 5/15/39	200,000	174,090
4.25% 5/15/49	350,000	273,506
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
International Business Machines Corp. (continued)
4.75% 2/6/33	250,000	$248,682
5.10% 2/6/53	250,000	219,683
5.60% 11/30/39	210,000	211,619
5.88% 11/29/32	120,000	127,087
Leidos, Inc.
2.30% 2/15/31	195,000	173,361
5.50% 3/15/35	135,000	136,214
5.75% 3/15/33	45,000	46,327
NetApp, Inc. 2.70% 6/22/30	50,000	46,081
Teledyne FLIR LLC 2.50% 8/1/30	35,000	32,031
		12,145,293
Cosmetics & Personal Care–0.12%
Colgate-Palmolive Co.
3.70% 8/1/47	55,000	42,506
4.00% 8/15/45	100,000	84,627
4.60% 3/1/28	250,000	251,516
Estee Lauder Cos., Inc.
1.95% 3/15/31	115,000	101,930
4.15% 3/15/47	65,000	51,846
4.38% 6/15/45	250,000	209,320
4.65% 5/15/33	125,000	122,670
Haleon U.S. Capital LLC 3.63% 3/24/32	250,000	234,178
Kenvue, Inc. 5.05% 3/22/53	400,000	365,159
Procter & Gamble Co.
1.20% 10/29/30	100,000	87,594
2.85% 8/11/27	150,000	147,797
4.05% 1/26/33	250,000	245,850
4.15% 10/24/29	190,000	189,843
4.55% 1/29/34	250,000	249,181
4.55% 10/24/34	250,000	250,522
Unilever Capital Corp.
1.38% 9/14/30	105,000	92,731
3.50% 3/22/28	100,000	98,666
4.88% 9/8/28	100,000	101,054
5.00% 12/8/33	100,000	101,702
5.90% 11/15/32	133,000	142,087
		3,170,779
Distribution/Wholesale–0.01%
WW Grainger, Inc.
4.45% 9/15/34	145,000	140,837
4.60% 6/15/45	55,000	49,135
		189,972
Diversified Financial Services–0.82%
Aercap Funding DAC 4.88% 7/7/31	250,000	248,708
LVIP State Street Bond Index Fund-22

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30% 1/30/32	240,000	$219,378
3.40% 10/29/33	150,000	133,334
3.65% 7/21/27	150,000	148,823
3.85% 10/29/41	150,000	120,786
4.63% 10/15/27	200,000	200,083
4.63% 9/10/29	150,000	149,301
4.95% 9/10/34	165,000	160,854
5.10% 1/19/29	170,000	171,585
5.38% 12/15/31	300,000	305,311
5.75% 6/6/28	210,000	214,066
6.15% 9/30/30	290,000	303,006
Affiliated Managers Group, Inc. 5.50% 8/20/34	250,000	250,486
Ally Financial, Inc.
μ5.54% 1/17/31	55,000	55,280
μ6.99% 6/13/29	125,000	129,612
8.00% 11/1/31	600,000	668,243
American Express Co.
4.05% 5/3/29	165,000	163,435
4.05% 12/3/42	135,000	114,325
μ4.44% 5/3/30	155,000	154,045
μ4.73% 4/25/29	95,000	95,245
μ4.92% 7/20/33	500,000	499,725
μ5.02% 4/25/31	90,000	90,919
μ5.04% 7/26/28	105,000	105,597
μ5.28% 7/26/35	165,000	166,669
μ5.53% 4/25/30	250,000	255,553
μ5.63% 7/28/34	125,000	127,912
μ5.67% 4/25/36	65,000	67,322
5.85% 11/5/27	300,000	305,684
μ5.92% 4/25/35	125,000	129,939
μ6.49% 10/30/31	165,000	175,984
Ameriprise Financial, Inc.
5.15% 5/15/33	115,000	116,356
5.20% 4/15/35	190,000	189,265
Apollo Global Management, Inc.
5.70% 3/30/36	125,000	125,430
5.80% 5/21/54	165,000	156,241
BGC Group, Inc. 8.00% 5/25/28	200,000	208,891
BlackRock Funding, Inc.
4.60% 7/26/27	55,000	55,179
4.90% 1/8/35	45,000	44,990
5.35% 1/8/55	40,000	38,167
Blackrock, Inc.
1.90% 1/28/31	50,000	44,601
2.10% 2/25/32	250,000	218,824
2.40% 4/30/30	90,000	83,322
3.25% 4/30/29	150,000	145,660
Blue Owl Finance LLC 6.25% 4/18/34	300,000	293,713
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Brookfield Asset Management Ltd. 5.30% 1/15/36	350,000	$341,222
Capital One Financial Corp.
μ2.36% 7/29/32	200,000	173,616
μ2.62% 11/2/32	250,000	221,411
μ3.27% 3/1/30	200,000	192,602
μ4.72% 1/30/32	600,000	591,920
μ5.47% 2/1/29	155,000	156,926
μ6.05% 2/1/35	70,000	72,719
μ6.31% 6/8/29	165,000	169,667
μ6.38% 6/8/34	165,000	174,595
6.70% 11/29/32	200,000	217,246
μ7.62% 10/30/31	180,000	197,424
Charles Schwab Corp.
2.00% 3/20/28	600,000	575,949
3.25% 5/22/29	200,000	193,660
μ4.60% 7/27/29	250,000	249,623
μ5.49% 5/21/37	75,000	76,012
μ5.85% 5/19/34	125,000	130,615
μ6.14% 8/24/34	250,000	265,610
μ6.20% 11/17/29	140,000	144,798
CI Financial Corp. 3.20% 12/17/30	155,000	140,028
CME Group, Inc.
2.65% 3/15/32	105,000	94,834
4.15% 6/15/48	75,000	61,861
4.40% 3/15/30	250,000	248,815
Franklin Resources, Inc. 1.60% 10/30/30	100,000	88,000
Intercontinental Exchange, Inc.
1.85% 9/15/32	165,000	139,200
2.10% 6/15/30	155,000	140,522
2.65% 9/15/40	165,000	119,773
3.00% 6/15/50	115,000	75,179
3.00% 9/15/60	160,000	94,110
3.75% 9/21/28	105,000	103,085
4.00% 9/15/27	200,000	198,986
4.25% 9/21/48	150,000	123,599
4.35% 6/15/29	85,000	84,319
4.60% 3/15/33	55,000	53,982
4.95% 6/15/52	95,000	85,934
5.20% 6/15/62	145,000	131,382
5.25% 6/15/31	30,000	30,638
Jefferies Financial Group, Inc.
2.75% 10/15/32	155,000	132,423
5.13% 4/28/31	120,000	118,455
5.88% 7/21/28	135,000	137,603
6.20% 4/14/34	225,000	230,289
6.25% 1/15/36	100,000	102,106
LPL Holdings, Inc.
5.15% 6/15/30	250,000	250,792
6.00% 5/20/34	250,000	255,734
LVIP State Street Bond Index Fund-23

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Marex Group PLC 5.68% 4/21/31	125,000	$125,049
Mastercard, Inc.
1.90% 3/15/31	100,000	88,885
2.95% 6/1/29	150,000	144,447
2.95% 3/15/51	45,000	29,189
3.65% 6/1/49	150,000	111,853
3.80% 11/21/46	100,000	78,335
4.33% 6/8/28	200,000	200,006
4.43% 6/8/29	150,000	149,799
4.55% 3/15/28	85,000	85,262
4.60% 6/8/31	250,000	249,616
4.95% 3/15/32	165,000	167,522
5.00% 6/8/36	250,000	249,108
Nasdaq, Inc.
1.65% 1/15/31	200,000	175,677
2.50% 12/21/40	200,000	140,531
3.95% 3/7/52	100,000	75,129
5.55% 2/15/34	210,000	216,033
Nomura Holdings, Inc.
2.61% 7/14/31	200,000	178,455
2.71% 1/22/29	200,000	189,896
3.00% 1/22/32	200,000	179,996
5.39% 7/6/27	200,000	201,778
6.07% 7/12/28	250,000	256,650
ORIX Corp.
2.25% 3/9/31	100,000	88,972
3.70% 7/18/27	100,000	99,148
4.65% 9/10/29	250,000	250,086
Raymond James Financial, Inc.
3.75% 4/1/51	250,000	181,679
4.95% 7/15/46	50,000	44,665
Sumisho Air Lease Corp.
2.10% 9/1/28	70,000	66,083
3.13% 12/1/30	50,000	46,313
5.10% 3/1/29	400,000	402,546
5.85% 12/15/27	250,000	254,014
Synchrony Financial
2.88% 10/28/31	125,000	110,298
5.15% 3/19/29	50,000	50,008
μ5.94% 8/2/30	90,000	91,792
Visa, Inc.
2.00% 8/15/50	300,000	160,877
2.70% 4/15/40	100,000	75,820
2.75% 9/15/27	75,000	73,659
3.80% 2/12/29	500,000	493,873
4.15% 12/14/35	115,000	109,761
4.30% 12/14/45	530,000	454,495
Voya Financial, Inc.
4.80% 6/15/46	60,000	52,832
5.70% 7/15/43	100,000	98,879
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Western Union Co. 2.75% 3/15/31	100,000	$90,039
		21,628,168
Electric–2.24%
AEP Texas, Inc.
2.10% 7/1/30	100,000	90,561
3.45% 1/15/50	50,000	34,210
4.15% 5/1/49	100,000	76,652
5.20% 4/15/36	145,000	143,019
5.40% 6/1/33	180,000	182,954
5.85% 10/15/55	500,000	490,366
AEP Transmission Co. LLC
3.75% 12/1/47	100,000	75,581
4.50% 6/15/52	40,000	33,405
AES Corp.
2.45% 1/15/31	250,000	223,010
5.75% 7/15/33	20,000	20,120
Alabama Power Co.
1.45% 9/15/30	250,000	220,017
3.05% 3/15/32	65,000	59,603
3.70% 12/1/47	100,000	75,131
3.75% 3/1/45	150,000	116,543
4.30% 1/2/46	150,000	125,113
4.30% 7/15/48	65,000	53,169
Ameren Corp. 1.75% 3/15/28	100,000	95,299
Ameren Illinois Co.
1.55% 11/15/30	40,000	35,170
3.70% 12/1/47	100,000	75,552
3.80% 5/15/28	100,000	98,844
4.95% 6/1/33	250,000	250,518
American Electric Power Co., Inc.
2.30% 3/1/30	50,000	45,950
3.20% 11/13/27	100,000	98,230
3.25% 3/1/50	65,000	43,922
5.63% 3/1/33	65,000	67,350
5.95% 11/1/32	200,000	210,817
Appalachian Power Co.
2.70% 4/1/31	250,000	227,796
3.70% 5/1/50	100,000	71,903
5.65% 4/1/34	250,000	256,821
Appalachian Power Recovery Funding LLC 5.84% 4/1/48	214,000	218,458
Arizona Public Service Co.
2.95% 9/15/27	50,000	49,138
3.35% 5/15/50	70,000	47,395
3.50% 12/1/49	100,000	69,951
4.25% 3/1/49	100,000	78,741
4.35% 11/15/45	100,000	81,914
4.50% 4/1/42	100,000	87,129
5.05% 9/1/41	100,000	93,084
5.10% 3/15/36	70,000	68,862
Atlantic City Electric Co. 2.30% 3/15/31	50,000	44,859
LVIP State Street Bond Index Fund-24

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Avangrid, Inc. 3.80% 6/1/29	100,000	$97,375
Avista Corp. 4.35% 6/1/48	100,000	82,524
Baltimore Gas & Electric Co.
2.90% 6/15/50	55,000	34,609
3.50% 8/15/46	200,000	145,796
3.75% 8/15/47	100,000	75,021
5.30% 6/1/34	250,000	252,801
6.35% 10/1/36	100,000	107,938
Berkshire Hathaway Energy Co.
1.65% 5/15/31	90,000	77,944
2.85% 5/15/51	150,000	91,435
3.25% 4/15/28	125,000	122,394
3.80% 7/15/48	70,000	52,848
4.60% 5/1/53	150,000	125,068
5.95% 5/15/37	125,000	131,778
Black Hills Corp.
6.00% 1/15/35	95,000	98,715
6.15% 5/15/34	250,000	262,586
CenterPoint Energy Houston Electric LLC
2.35% 4/1/31	85,000	76,654
3.35% 4/1/51	125,000	86,932
4.25% 2/1/49	50,000	40,863
4.80% 3/15/30	250,000	251,651
4.95% 8/15/35	250,000	247,254
5.05% 3/1/35	100,000	99,876
CenterPoint Energy, Inc. 2.95% 3/1/30	88,000	82,688
Cleco Corporate Holdings LLC 4.97% 5/1/46	70,000	59,586
Cleveland Electric Illuminating Co. 5.95% 12/15/36	100,000	103,550
CMS Energy Corp. 4.88% 3/1/44	100,000	88,885
Commonwealth Edison Co.
2.20% 3/1/30	100,000	91,987
2.75% 9/1/51	285,000	173,741
3.13% 3/15/51	100,000	65,740
3.20% 11/15/49	145,000	98,003
3.65% 6/15/46	100,000	75,336
3.70% 8/15/28	45,000	44,319
4.00% 3/1/48	250,000	195,828
4.55% 6/1/31	115,000	114,258
4.90% 2/1/33	90,000	90,786
5.30% 6/1/34	55,000	56,281
5.65% 6/1/54	65,000	64,117
5.85% 6/1/56	125,000	126,186
6.45% 1/15/38	100,000	110,124
Connecticut Light & Power Co.
4.65% 1/1/29	250,000	250,754
4.95% 1/15/30	250,000	252,868
4.95% 8/15/34	65,000	64,641
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc.
3.00% 12/1/60	160,000	$94,534
3.60% 6/15/61	200,000	136,023
3.70% 11/15/59	85,000	58,960
3.80% 5/15/28	100,000	98,780
3.95% 3/1/43	150,000	121,712
4.00% 12/1/28	100,000	98,967
4.30% 12/1/56	100,000	78,584
4.45% 3/15/44	200,000	172,775
4.50% 12/1/45	100,000	85,621
4.65% 12/1/48	100,000	85,326
5.13% 3/15/35	100,000	100,207
5.50% 12/1/39	250,000	251,095
5.50% 3/15/55	100,000	95,317
5.85% 3/15/36	100,000	104,709
5.88% 6/15/56	125,000	125,661
6.30% 8/15/37	20,000	21,528
6.75% 4/1/38	25,000	28,114
Constellation Energy Generation LLC
5.30% 6/1/36	145,000	144,230
5.60% 6/15/42	292,000	287,896
5.88% 1/15/66	400,000	390,838
6.13% 1/15/34	75,000	79,644
6.25% 10/1/39	100,000	105,539
Consumers Energy Co.
2.50% 5/1/60	85,000	46,464
3.95% 5/15/43	150,000	122,407
4.63% 5/15/33	100,000	98,627
4.65% 3/1/28	250,000	251,308
4.90% 2/15/29	250,000	252,782
5.13% 5/1/36	125,000	124,911
Dayton Power & Light Co. 3.95% 6/15/49	95,000	71,934
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	41,138
Dominion Energy South Carolina, Inc.
5.30% 1/15/35	110,000	111,480
6.05% 1/15/38	225,000	239,200
6.25% 10/15/53	145,000	155,337
Dominion Energy, Inc.
2.25% 8/15/31	90,000	79,621
3.30% 4/15/41	30,000	22,820
4.25% 6/1/28	250,000	248,495
4.60% 3/15/49	150,000	124,840
4.90% 8/1/41	60,000	55,287
5.00% 6/15/30	155,000	156,743
5.35% 6/15/36	80,000	80,093
5.45% 3/15/35	250,000	253,769
5.95% 6/15/35	25,000	26,259
μ6.00% 2/15/56	250,000	251,107
μ6.88% 2/1/55	250,000	258,328
LVIP State Street Bond Index Fund-25

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
DTE Electric Co.
1.90% 4/1/28	160,000	$153,616
2.25% 3/1/30	150,000	138,438
3.25% 4/1/51	70,000	47,483
3.70% 6/1/46	50,000	38,190
3.75% 8/15/47	100,000	76,634
3.95% 3/1/49	70,000	54,579
4.05% 5/15/48	100,000	79,688
DTE Energy Co.
3.40% 6/15/29	98,000	94,659
4.88% 6/1/28	210,000	210,876
4.95% 7/1/27	65,000	65,321
5.05% 10/1/35	400,000	392,932
5.20% 4/1/30	120,000	121,728
Duke Energy Carolinas LLC
2.55% 4/15/31	75,000	68,202
3.45% 4/15/51	90,000	63,189
3.95% 3/15/48	150,000	116,902
4.00% 9/30/42	150,000	124,416
4.95% 1/15/33	250,000	251,631
5.25% 3/15/35	250,000	253,492
5.30% 2/15/40	100,000	99,199
5.75% 6/15/56	235,000	234,711
6.10% 6/1/37	170,000	180,494
Duke Energy Corp.
2.45% 6/1/30	370,000	340,345
3.15% 8/15/27	250,000	246,408
3.95% 8/15/47	200,000	152,707
4.80% 12/15/45	100,000	87,491
4.85% 1/5/29	250,000	251,430
5.00% 12/8/27	125,000	125,957
5.45% 6/15/34	145,000	148,096
5.75% 9/15/33	250,000	260,607
6.10% 9/15/53	250,000	254,323
Duke Energy Florida LLC
1.75% 6/15/30	335,000	300,351
3.85% 11/15/42	100,000	81,325
Duke Energy Florida Project Finance LLC 2.54% 9/1/31	51,243	49,388
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	76,808
3.75% 5/15/46	150,000	114,610
4.95% 3/15/36	35,000	34,402
6.12% 10/15/35	100,000	106,124
6.45% 4/1/39	130,000	142,380
Duke Energy Ohio, Inc. 3.65% 2/1/29	100,000	98,012
Duke Energy Progress LLC
3.70% 9/1/28	100,000	98,484
4.10% 3/15/43	100,000	83,369
5.05% 3/15/35	115,000	115,037
6.30% 4/1/38	250,000	269,630
Duke Energy Progress NC Storm Funding LLC 2.39% 7/1/39	100,000	85,468
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Edison International
4.80% 3/15/31	400,000	$389,151
5.00% 5/5/28	55,000	55,057
5.25% 11/15/28	145,000	145,270
5.25% 3/15/32	90,000	88,774
El Paso Electric Co. 5.00% 12/1/44	150,000	130,217
Emera U.S. Finance LLC 5.20% 4/1/33	75,000	74,681
Emera U.S. Finance LP 4.75% 6/15/46	105,000	89,485
Enel Chile SA 4.88% 6/12/28	150,000	150,459
Entergy Arkansas LLC
2.65% 6/15/51	65,000	38,403
3.35% 6/15/52	100,000	67,419
4.20% 4/1/49	100,000	79,878
Entergy Corp.
1.90% 6/15/28	85,000	80,687
2.40% 6/15/31	100,000	89,048
Entergy Louisiana LLC
1.60% 12/15/30	50,000	43,910
2.35% 6/15/32	100,000	87,588
2.90% 3/15/51	75,000	47,022
3.10% 6/15/41	100,000	75,667
4.00% 3/15/33	95,000	89,771
4.20% 4/1/50	100,000	79,274
4.90% 4/15/36	400,000	390,056
4.95% 1/15/45	110,000	100,267
5.15% 9/15/34	155,000	156,589
5.80% 3/15/55	175,000	174,968
Entergy Mississippi LLC
2.85% 6/1/28	50,000	48,515
3.85% 6/1/49	25,000	18,830
Entergy Texas, Inc.
3.55% 9/30/49	50,000	35,687
5.20% 6/15/36	250,000	248,357
5.25% 4/15/35	145,000	145,613
5.80% 9/1/53	140,000	139,420
Evergy Kansas Central, Inc.
4.25% 12/1/45	50,000	41,341
5.25% 3/15/35	100,000	100,489
5.30% 7/1/36	200,000	200,304
Evergy Metro, Inc.
2.25% 6/1/30	150,000	136,888
4.20% 6/15/47	100,000	81,089
Evergy, Inc. 4.25% 3/15/29	105,000	103,785
Eversource Energy
2.55% 3/15/31	250,000	225,228
3.30% 1/15/28	100,000	97,927
3.38% 3/1/32	100,000	91,978
4.25% 4/1/29	75,000	74,264
5.45% 3/1/28	365,000	369,113
Exelon Corp.
3.35% 3/15/32	100,000	92,529
4.10% 3/15/52	40,000	30,632
LVIP State Street Bond Index Fund-26

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Exelon Corp. (continued)
4.45% 4/15/46	100,000	$83,193
4.95% 6/15/35	105,000	102,046
5.10% 6/15/45	105,000	95,832
5.15% 3/15/28	50,000	50,467
5.30% 3/15/33	100,000	101,718
5.60% 3/15/53	100,000	95,719
FirstEnergy Transmission LLC
4.55% 1/15/30	85,000	84,371
5.00% 1/15/35	65,000	63,847
Florida Power & Light Co.
3.70% 12/1/47	100,000	75,549
3.80% 12/15/42	100,000	81,065
4.05% 6/1/42	150,000	126,571
4.13% 6/1/48	100,000	80,567
4.80% 5/15/33	250,000	249,091
5.05% 4/1/28	145,000	146,647
5.10% 4/1/33	160,000	162,106
5.30% 6/15/34	500,000	510,158
5.30% 4/1/53	165,000	155,461
5.69% 3/1/40	50,000	51,402
5.70% 3/15/55	110,000	109,665
5.80% 3/15/65	155,000	154,059
5.96% 4/1/39	100,000	105,613
Georgia Power Co.
2.65% 9/15/29	105,000	99,069
3.25% 3/15/51	285,000	192,596
3.70% 1/30/50	40,000	29,681
4.00% 10/1/28	500,000	495,010
4.30% 3/15/42	200,000	173,696
4.30% 3/15/43	100,000	85,649
4.55% 3/15/30	100,000	99,747
4.65% 5/16/28	250,000	250,748
4.75% 9/1/40	100,000	93,615
4.85% 3/15/31	155,000	155,976
Hydro-Quebec 8.50% 12/1/29	115,000	129,236
Iberdrola International BV 6.75% 7/15/36	100,000	112,037
Idaho Power Co. 5.20% 8/15/34	180,000	182,341
Indiana Michigan Power Co.
3.75% 7/1/47	100,000	74,873
3.85% 5/15/28	150,000	148,131
4.25% 8/15/48	50,000	40,434
Interstate Power & Light Co.
2.30% 6/1/30	25,000	22,909
3.50% 9/30/49	50,000	35,159
3.60% 4/1/29	200,000	194,873
4.95% 9/30/34	85,000	83,362
5.70% 10/15/33	105,000	108,724
6.25% 7/15/39	130,000	137,855
ITC Holdings Corp. 3.35% 11/15/27	100,000	98,382
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Jersey Central Power & Light Co. 5.10% 1/15/35	60,000	$59,954
Kentucky Utilities Co.
3.30% 6/1/50	105,000	71,584
5.13% 11/1/40	100,000	96,597
MidAmerican Energy Co.
3.65% 4/15/29	50,000	48,884
3.95% 8/1/47	100,000	78,419
4.25% 7/15/49	50,000	40,601
4.40% 10/15/44	100,000	85,333
5.35% 1/15/34	125,000	128,164
5.75% 11/1/35	25,000	26,252
Mississippi Power Co. 3.95% 3/30/28	100,000	99,178
National Grid PLC
5.41% 6/9/36	200,000	199,142
5.42% 1/11/34	250,000	253,524
National Rural Utilities Cooperative Finance Corp.
1.35% 3/15/31	125,000	107,850
2.40% 3/15/30	195,000	179,649
4.02% 11/1/32	100,000	95,614
4.30% 12/10/30	200,000	197,284
4.85% 2/7/29	250,000	251,563
5.80% 1/15/33	85,000	89,231
8.00% 3/1/32	150,000	173,002
Nevada Power Co.
2.40% 5/1/30	100,000	92,164
3.13% 8/1/50	65,000	42,788
3.70% 5/1/29	75,000	73,372
6.00% 3/15/54	80,000	81,061
6.75% 7/1/37	100,000	111,042
NextEra Energy Capital Holdings, Inc.
2.44% 1/15/32	200,000	176,381
3.00% 1/15/52	200,000	123,598
3.50% 4/1/29	150,000	145,670
4.40% 3/1/31	400,000	394,489
4.63% 7/15/27	200,000	200,253
5.00% 7/15/32	60,000	60,303
5.05% 2/28/33	250,000	250,938
5.25% 2/28/53	145,000	131,685
5.30% 3/15/32	500,000	509,170
μ5.65% 5/1/79	100,000	99,766
μ6.00% 10/1/56	400,000	399,802
μ6.63% 10/1/66	200,000	203,079
Northern States Power Co.
2.25% 4/1/31	100,000	89,990
2.90% 3/1/50	60,000	39,592
3.20% 4/1/52	60,000	41,009
3.60% 9/15/47	100,000	75,006
5.35% 11/1/39	40,000	39,972
5.55% 5/15/56	250,000	243,772
5.65% 6/15/54	250,000	246,622
6.20% 7/1/37	100,000	108,746
LVIP State Street Bond Index Fund-27

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NorthWestern Corp. 4.18% 11/15/44	150,000	$124,572
NSTAR Electric Co.
1.95% 8/15/31	100,000	87,751
4.65% 5/15/31	160,000	159,863
Oglethorpe Power Corp.
3.75% 8/1/50	155,000	111,269
5.95% 11/1/39	100,000	103,250
Ohio Edison Co. 6.88% 7/15/36	100,000	112,434
Ohio Power Co.
1.63% 1/15/31	100,000	87,243
4.15% 4/1/48	100,000	78,651
Oklahoma Gas & Electric Co.
3.30% 3/15/30	100,000	95,047
4.15% 4/1/47	50,000	40,368
5.90% 4/1/56	250,000	253,595
Oncor Electric Delivery Co. LLC
3.70% 11/15/28	200,000	196,544
3.75% 4/1/45	100,000	77,612
4.10% 11/15/48	100,000	79,135
4.55% 12/1/41	150,000	134,183
4.65% 11/1/29	110,000	110,077
5.30% 6/1/42	200,000	193,127
5.35% 4/1/35	105,000	106,814
5.55% 6/15/54	175,000	168,721
5.90% 3/15/56	145,000	147,291
Pacific Gas & Electric Co.
2.10% 8/1/27	85,000	82,756
2.50% 2/1/31	250,000	224,293
3.25% 6/1/31	185,000	170,651
3.30% 8/1/40	150,000	112,439
3.50% 8/1/50	410,000	273,519
4.20% 3/1/29	70,000	69,009
4.20% 6/1/41	115,000	94,177
4.40% 3/1/32	100,000	96,639
4.95% 7/1/50	600,000	500,941
5.00% 6/4/28	600,000	603,217
5.25% 3/1/52	100,000	86,397
5.60% 8/15/36	180,000	180,058
5.90% 10/1/54	170,000	160,550
6.10% 10/15/55	200,000	193,601
6.15% 1/15/33	125,000	130,588
6.30% 8/15/56	250,000	248,992
6.75% 1/15/53	300,000	314,979
PacifiCorp
3.50% 6/15/29	65,000	62,729
4.10% 2/1/42	100,000	80,647
4.13% 1/15/49	70,000	53,240
4.15% 2/15/50	100,000	75,958
5.35% 12/1/53	300,000	268,549
5.45% 2/15/34	350,000	354,035
5.75% 4/1/37	100,000	100,781
5.80% 4/15/36	50,000	51,253
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
PacifiCorp (continued)
6.00% 1/15/39	100,000	$101,991
6.35% 7/15/38	25,000	26,137
7.70% 11/15/31	100,000	112,474
PECO Energy Co.
2.80% 6/15/50	290,000	180,553
3.00% 9/15/49	40,000	26,084
3.05% 3/15/51	30,000	19,540
5.95% 10/1/36	100,000	106,076
PG&E Recovery Funding LLC 5.53% 6/1/51	563,000	558,142
PG&E Wildfire Recovery Funding LLC 4.72% 6/1/39	250,000	246,085
Pinnacle West Capital Corp. 4.65% 6/1/29	85,000	85,010
Potomac Electric Power Co. 4.15% 3/15/43	100,000	83,793
PPL Capital Funding, Inc. 5.25% 9/1/34	115,000	115,498
PPL Electric Utilities Corp.
4.13% 6/15/44	100,000	83,046
4.85% 2/15/34	155,000	153,903
5.00% 5/15/33	145,000	145,999
5.25% 5/15/53	85,000	79,557
5.75% 5/15/56	250,000	250,028
6.25% 5/15/39	30,000	32,398
Progress Energy, Inc. 7.75% 3/1/31	150,000	167,794
Public Service Co. of Colorado
1.90% 1/15/31	150,000	132,727
2.70% 1/15/51	150,000	89,857
3.20% 3/1/50	65,000	43,737
4.05% 9/15/49	50,000	38,888
5.35% 5/15/34	255,000	258,788
5.75% 5/15/54	100,000	99,160
6.25% 9/1/37	100,000	107,334
Public Service Electric & Gas Co.
2.05% 8/1/50	100,000	53,348
3.00% 3/1/51	100,000	65,302
3.60% 12/1/47	50,000	37,153
3.70% 5/1/28	100,000	98,796
3.80% 3/1/46	100,000	78,054
3.85% 5/1/49	125,000	95,752
4.05% 5/1/48	100,000	79,638
4.85% 8/1/34	250,000	247,916
5.30% 8/1/54	190,000	179,800
5.50% 3/1/40	100,000	100,524
Public Service Enterprise Group, Inc.
1.60% 8/15/30	100,000	88,133
4.80% 6/15/31	200,000	199,460
5.88% 10/15/28	250,000	256,452
6.13% 10/15/33	125,000	132,300
LVIP State Street Bond Index Fund-28

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Puget Energy, Inc. 5.73% 3/15/35	90,000	$90,573
Puget Sound Energy, Inc.
2.89% 9/15/51	105,000	65,763
4.22% 6/15/48	65,000	52,625
5.33% 6/15/34	195,000	198,950
5.64% 4/15/41	80,000	79,491
5.80% 3/15/40	100,000	101,650
San Diego Gas & Electric Co.
4.10% 6/15/49	100,000	77,886
4.15% 5/15/48	100,000	79,524
5.35% 4/1/53	155,000	144,499
5.40% 4/15/35	185,000	187,976
5.95% 3/15/56	145,000	147,096
Sempra
3.40% 2/1/28	95,000	93,222
3.70% 4/1/29	180,000	175,663
3.80% 2/1/38	150,000	127,585
4.00% 2/1/48	95,000	71,673
6.00% 10/15/39	125,000	128,241
Southern California Edison Co.
2.25% 6/1/30	70,000	63,515
2.85% 8/1/29	155,000	146,318
3.65% 3/1/28	100,000	98,371
3.90% 3/15/43	100,000	76,655
4.00% 4/1/47	300,000	223,651
4.13% 3/1/48	150,000	112,896
4.20% 3/1/29	100,000	98,478
4.50% 9/1/40	100,000	85,764
4.88% 3/1/49	100,000	83,702
4.95% 9/15/31	105,000	104,776
5.25% 3/15/30	95,000	96,061
5.45% 6/1/31	165,000	168,116
5.45% 3/1/35	250,000	250,490
5.90% 3/1/55	125,000	119,340
5.95% 2/1/38	25,000	25,371
6.65% 4/1/29	100,000	103,645
Southern Co.
4.25% 7/1/36	85,000	78,523
5.11% 8/1/27	100,000	100,481
Southern Power Co.
4.80% 6/15/31	145,000	144,592
4.95% 12/15/46	100,000	89,199
5.25% 7/15/43	120,000	112,820
Southwestern Electric Power Co.
3.85% 2/1/48	100,000	74,243
5.20% 4/1/36	110,000	108,548
6.20% 3/15/40	200,000	209,301
Southwestern Public Service Co.
4.40% 11/15/48	100,000	81,950
5.88% 8/15/56	125,000	124,204
6.00% 6/1/54	180,000	181,782
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Tampa Electric Co.
4.35% 5/15/44	50,000	$42,204
4.45% 6/15/49	100,000	83,079
5.15% 3/1/35	250,000	250,639
Tucson Electric Power Co. 1.50% 8/1/30	90,000	79,358
Union Electric Co.
2.63% 3/15/51	250,000	148,747
3.50% 3/15/29	100,000	97,478
3.65% 4/15/45	100,000	76,554
3.90% 9/15/42	100,000	81,791
4.00% 4/1/48	100,000	78,605
5.75% 9/15/56	125,000	124,699
8.45% 3/15/39	80,000	102,481
Virginia Electric & Power Co.
2.30% 11/15/31	200,000	177,550
2.95% 11/15/51	200,000	125,238
3.30% 12/1/49	100,000	68,265
3.80% 4/1/28	100,000	98,777
3.80% 9/15/47	100,000	76,392
4.00% 11/15/46	45,000	35,589
4.60% 12/1/48	115,000	97,626
4.65% 8/15/43	150,000	133,064
5.55% 8/15/54	85,000	82,108
6.00% 5/15/37	25,000	26,329
6.35% 11/30/37	100,000	107,945
8.88% 11/15/38	100,000	130,672
WEC Energy Group, Inc.
1.38% 10/15/27	150,000	144,235
1.80% 10/15/30	52,000	46,213
4.75% 1/15/28	100,000	100,247
Wisconsin Electric Power Co.
4.30% 10/15/48	45,000	37,116
5.10% 6/15/36	55,000	54,973
5.65% 3/15/56	85,000	84,595
Wisconsin Power & Light Co. 1.95% 9/16/31	50,000	43,342
Wisconsin Public Service Corp. 4.75% 11/1/44	200,000	179,022
Xcel Energy, Inc.
4.75% 3/21/28	80,000	80,226
5.45% 8/15/33	200,000	203,577
		58,832,731
Electronics–0.16%
Allegion PLC 3.50% 10/1/29	50,000	47,990
Allegion U.S. Holding Co., Inc. 5.60% 5/29/34	150,000	153,157
Amphenol Corp.
2.20% 9/15/31	60,000	53,080
4.13% 11/15/30	600,000	588,258
4.35% 6/1/29	75,000	74,846
5.00% 1/15/35	185,000	184,803
Arrow Electronics, Inc.
3.88% 1/12/28	200,000	197,568
LVIP State Street Bond Index Fund-29

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Arrow Electronics, Inc. (continued)
5.15% 8/21/29	160,000	$161,610
Avnet, Inc. 5.50% 6/1/32	100,000	101,150
Emerson Electric Co.
1.80% 10/15/27	45,000	43,624
2.00% 12/21/28	200,000	188,748
2.75% 10/15/50	30,000	18,913
5.00% 3/15/35	210,000	210,912
5.25% 11/15/39	50,000	50,518
Flex Ltd.
4.88% 6/15/29	75,000	75,080
6.00% 1/15/28	210,000	213,497
Fortive Corp.
4.30% 6/15/46	50,000	41,081
5.25% 5/15/36	250,000	249,113
Honeywell International, Inc.
1.75% 9/1/31	160,000	138,873
1.95% 6/1/30	250,000	226,229
2.70% 8/15/29	60,000	56,791
2.80% 6/1/50	100,000	64,226
Hubbell, Inc.
2.30% 3/15/31	60,000	53,920
5.15% 6/15/36	85,000	84,624
Jabil, Inc.
3.00% 1/15/31	50,000	45,966
3.60% 1/15/30	50,000	47,886
3.95% 1/12/28	110,000	108,862
Keysight Technologies, Inc. 5.35% 7/30/30	125,000	127,383
nVent Finance SARL 4.55% 4/15/28	100,000	99,568
TD SYNNEX Corp. 6.10% 4/12/34	65,000	67,642
Trimble, Inc.
4.90% 6/15/28	100,000	99,974
6.10% 3/15/33	125,000	130,515
Tyco Electronics Group SA 2.50% 2/4/32	85,000	75,509
		4,081,916
Engineering & Construction–0.02%
Jacobs Solutions, Inc.
4.75% 3/3/31	200,000	198,151
5.38% 3/3/36	200,000	196,682
		394,833
Environmental Control–0.10%
Republic Services, Inc.
1.45% 2/15/31	200,000	173,678
1.75% 2/15/32	100,000	85,637
3.38% 11/15/27	60,000	59,278
3.95% 5/15/28	150,000	148,684
5.00% 11/15/29	100,000	101,271
5.15% 3/15/35	180,000	182,811
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control (continued)
Republic Services, Inc. (continued)
5.20% 11/15/34	100,000	$101,691
Veralto Corp. 4.85% 1/15/32	145,000	144,767
Waste Connections, Inc.
2.20% 1/15/32	115,000	100,695
2.95% 1/15/52	115,000	73,798
3.20% 6/1/32	65,000	59,694
3.50% 5/1/29	150,000	146,167
Waste Management, Inc.
1.15% 3/15/28	30,000	28,433
1.50% 3/15/31	30,000	26,072
2.50% 11/15/50	20,000	11,973
3.15% 11/15/27	100,000	98,490
4.15% 4/15/32	200,000	195,090
4.65% 3/15/30	250,000	250,779
4.88% 2/15/29	250,000	252,588
4.95% 7/3/31	110,000	111,531
4.95% 3/15/35	165,000	164,622
5.35% 10/15/54	100,000	96,588
		2,614,337
Food–0.32%
Campbell's Co.
4.15% 3/15/28	200,000	198,140
4.80% 3/15/48	65,000	53,280
5.40% 3/21/34	40,000	39,404
Conagra Brands, Inc.
1.38% 11/1/27	100,000	95,777
4.85% 11/1/28	165,000	165,277
5.30% 11/1/38	50,000	47,383
5.40% 11/1/48	105,000	92,473
8.25% 9/15/30	100,000	112,519
Flowers Foods, Inc. 2.40% 3/15/31	45,000	39,044
General Mills, Inc.
3.00% 2/1/51	95,000	60,008
4.20% 4/17/28	75,000	74,519
4.88% 1/30/30	180,000	180,989
4.95% 3/29/33	70,000	69,488
5.25% 1/30/35	250,000	250,663
5.50% 10/17/28	115,000	117,309
Hershey Co.
2.45% 11/15/29	50,000	46,829
3.13% 11/15/49	50,000	33,940
4.55% 2/24/28	40,000	40,126
4.75% 2/24/30	100,000	100,892
4.95% 2/24/32	100,000	101,378
5.10% 2/24/35	100,000	101,681
Hormel Foods Corp. 1.80% 6/11/30	85,000	76,401
Ingredion, Inc. 3.90% 6/1/50	200,000	149,472
J.M. Smucker Co.
4.25% 3/15/35	100,000	93,060
4.38% 3/15/45	50,000	42,147
LVIP State Street Bond Index Fund-30

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
J.M. Smucker Co. (continued)
5.90% 11/15/28	125,000	$128,675
6.20% 11/15/33	125,000	133,298
6.50% 11/15/43	115,000	123,751
6.50% 11/15/53	145,000	158,093
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50% 1/15/36	250,000	249,636
5.63% 3/10/37	250,000	248,957
5.75% 4/1/33	244,000	250,507
5.95% 4/20/35	125,000	128,895
6.38% 2/25/55	50,000	50,083
6.50% 12/1/52	165,000	167,510
6.75% 3/15/34	22,000	24,005
Kellanova
3.40% 11/15/27	200,000	197,585
4.30% 5/15/28	150,000	149,685
4.50% 4/1/46	100,000	85,980
Koninklijke Ahold Delhaize NV 5.70% 10/1/40	145,000	146,291
Kraft Heinz Foods Co.
4.38% 6/1/46	213,000	170,393
5.20% 3/15/32	190,000	192,487
5.40% 3/15/35	300,000	301,941
Kroger Co.
1.70% 1/15/31	125,000	109,605
5.00% 9/15/34	115,000	113,481
5.00% 4/15/42	100,000	92,286
5.50% 9/15/54	60,000	56,278
5.65% 9/15/64	90,000	84,346
6.90% 4/15/38	100,000	112,097
7.50% 4/1/31	250,000	279,117
McCormick & Co., Inc.
3.40% 8/15/27	150,000	148,289
4.20% 8/15/47	20,000	15,889
Mondelez International, Inc.
1.88% 10/15/32	180,000	153,884
2.63% 9/4/50	360,000	217,619
2.75% 4/13/30	135,000	126,189
4.75% 8/28/34	125,000	122,735
Pilgrim's Pride Corp.
6.25% 7/1/33	68,000	70,996
6.88% 5/15/34	250,000	270,121
Sysco Corp.
2.40% 2/15/30	35,000	32,227
3.25% 7/15/27	200,000	197,761
3.30% 2/15/50	35,000	23,512
4.45% 3/15/48	100,000	81,390
4.50% 4/1/46	75,000	62,662
4.85% 10/1/45	85,000	74,206
4.95% 3/25/36	500,000	481,815
Tyson Foods, Inc.
4.35% 3/1/29	130,000	128,936
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Tyson Foods, Inc. (continued)
5.10% 9/28/48	40,000	$36,029
		8,381,441
Forest Products & Paper–0.03%
International Paper Co.
4.80% 6/15/44	149,000	128,528
6.00% 11/15/41	135,000	136,013
Suzano Austria GmbH
2.50% 9/15/28	125,000	118,474
3.75% 1/15/31	205,000	192,404
6.00% 1/15/29	200,000	203,165
		778,584
Gas–0.18%
Atmos Energy Corp.
1.50% 1/15/31	250,000	218,256
3.38% 9/15/49	55,000	38,584
4.13% 10/15/44	150,000	125,492
4.13% 3/15/49	155,000	123,782
4.75% 1/15/32	200,000	199,368
6.20% 11/15/53	125,000	132,899
CenterPoint Energy Resources Corp.
4.00% 4/1/28	100,000	99,011
5.25% 3/1/28	250,000	253,272
5.85% 1/15/41	115,000	117,653
National Fuel Gas Co.
3.95% 9/15/27	200,000	198,315
5.50% 5/15/36	115,000	114,283
NiSource, Inc.
1.70% 2/15/31	175,000	152,650
2.95% 9/1/29	100,000	94,977
3.95% 3/30/48	150,000	114,554
4.38% 5/15/47	100,000	82,293
4.80% 2/15/44	100,000	88,617
5.25% 2/15/43	59,000	55,508
5.30% 5/18/36	180,000	180,122
5.40% 6/30/33	150,000	154,067
5.85% 4/1/55	65,000	64,454
ONE Gas, Inc.
4.66% 2/1/44	50,000	44,416
5.10% 4/1/29	165,000	167,195
Piedmont Natural Gas Co., Inc.
3.50% 6/1/29	100,000	97,034
3.64% 11/1/46	50,000	36,701
4.65% 8/1/43	50,000	43,647
Southern California Gas Co.
3.95% 2/15/50	50,000	37,744
4.13% 6/1/48	100,000	78,392
5.05% 9/1/34	95,000	95,071
5.90% 6/1/56	165,000	167,385
6.00% 6/15/55	500,000	506,788
LVIP State Street Bond Index Fund-31

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Southern Co. Gas Capital Corp.
1.75% 1/15/31	250,000	$220,170
4.40% 6/1/43	100,000	85,557
4.95% 9/15/34	250,000	246,919
5.88% 3/15/41	70,000	71,942
Southwest Gas Corp.
3.18% 8/15/51	140,000	92,924
3.70% 4/1/28	100,000	98,469
5.80% 12/1/27	50,000	50,806
Washington Gas Light Co.
3.65% 9/15/49	40,000	28,774
3.80% 9/15/46	70,000	53,324
		4,831,415
Hand Machine Tools–0.01%
Kennametal, Inc.
2.80% 3/1/31	125,000	113,405
5.80% 5/28/36	90,000	90,936
Snap-on, Inc. 4.10% 3/1/48	85,000	68,681
Stanley Black & Decker, Inc. 5.20% 9/1/40	100,000	94,714
		367,736
Health Care Products–0.33%
Abbott Laboratories
1.15% 1/30/28	45,000	42,913
1.40% 6/30/30	40,000	35,547
3.70% 3/9/29	1,000,000	980,849
4.75% 3/15/38	800,000	770,574
4.90% 11/30/46	400,000	367,814
6.00% 4/1/39	50,000	53,559
6.15% 11/30/37	50,000	54,434
Agilent Technologies, Inc.
2.10% 6/4/30	115,000	104,195
4.75% 9/9/34	250,000	246,055
Baxter International, Inc.
1.73% 4/1/31	65,000	55,325
2.54% 2/1/32	200,000	172,160
3.13% 12/1/51	150,000	89,736
3.50% 8/15/46	100,000	67,995
5.65% 12/15/35	300,000	297,576
Boston Scientific Corp.
2.65% 6/1/30	100,000	92,838
4.55% 3/1/39	100,000	93,622
4.70% 3/1/49	105,000	93,647
Danaher Corp.
2.60% 10/1/50	190,000	114,855
2.80% 12/10/51	200,000	125,094
4.38% 9/15/45	115,000	98,795
DH Europe Finance II SARL
2.60% 11/15/29	65,000	60,946
3.25% 11/15/39	100,000	80,302
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
GE HealthCare Technologies, Inc.
4.80% 8/14/29	115,000	$115,601
4.80% 1/15/31	700,000	700,732
Koninklijke Philips NV
5.00% 3/15/42	100,000	91,542
6.88% 3/11/38	50,000	55,636
Medtronic, Inc.
4.38% 3/15/35	408,000	392,043
4.63% 3/15/45	179,000	160,325
Revvity, Inc.
2.25% 9/15/31	180,000	158,677
3.63% 3/15/51	160,000	112,773
Smith & Nephew PLC 2.03% 10/14/30	100,000	88,846
Solventum Corp. 5.60% 3/23/34	400,000	409,378
Stryker Corp.
3.65% 3/7/28	200,000	197,198
4.25% 9/11/29	250,000	247,855
4.38% 5/15/44	100,000	85,782
4.63% 3/15/46	95,000	83,693
Thermo Fisher Scientific, Inc.
4.10% 8/15/47	100,000	82,462
4.20% 3/1/31	300,000	294,429
4.95% 11/21/32	125,000	126,324
5.09% 8/10/33	250,000	253,183
5.20% 1/31/34	125,000	127,333
5.30% 2/1/44	200,000	194,641
5.40% 8/10/43	105,000	103,802
Zimmer Biomet Holdings, Inc.
5.20% 9/15/34	200,000	200,075
5.35% 12/1/28	140,000	142,192
		8,523,353
Health Care Services–0.80%
Advocate Health & Hospitals Corp.
3.39% 10/15/49	100,000	71,453
3.83% 8/15/28	35,000	34,546
4.27% 8/15/48	30,000	24,428
Aetna, Inc.
6.63% 6/15/36	100,000	108,916
6.75% 12/15/37	100,000	108,975
AHS Hospital Corp.
2.78% 7/1/51	40,000	24,803
5.02% 7/1/45	50,000	46,264
Ascension Health
3.11% 11/15/39	45,000	35,498
3.95% 11/15/46	185,000	148,411
Banner Health
1.90% 1/1/31	40,000	35,600
2.34% 1/1/30	75,000	69,491
2.91% 1/1/51	50,000	30,464
LVIP State Street Bond Index Fund-32

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Baylor Scott & White Holdings
1.78% 11/15/30	25,000	$22,178
2.84% 11/15/50	45,000	28,522
3.97% 11/15/46	50,000	40,004
4.19% 11/15/45	95,000	79,288
Bon Secours Mercy Health, Inc. 4.30% 7/1/28	25,000	24,801
Children's Health System of Texas 2.51% 8/15/50	105,000	60,470
Children's Hospital Corp. 4.12% 1/1/47	65,000	53,614
Children's Hospital Medical Center 4.27% 5/15/44	50,000	43,122
Cigna Group
2.38% 3/15/31	120,000	108,028
2.40% 3/15/30	150,000	138,562
3.20% 3/15/40	105,000	81,981
3.40% 3/15/50	85,000	58,816
3.40% 3/15/51	80,000	55,136
3.88% 10/15/47	150,000	115,241
4.80% 8/15/38	145,000	137,418
4.88% 9/15/32	300,000	299,367
4.90% 12/15/48	145,000	127,665
5.25% 2/15/34	250,000	252,665
5.25% 1/15/36	300,000	300,769
5.40% 3/15/33	250,000	256,322
5.60% 2/15/54	105,000	101,862
6.13% 11/15/41	300,000	314,840
City of Hope 4.38% 8/15/48	75,000	60,915
CommonSpirit Health
2.78% 10/1/30	65,000	59,844
3.35% 10/1/29	40,000	38,206
3.82% 10/1/49	40,000	29,893
3.91% 10/1/50	150,000	111,367
4.19% 10/1/49	70,000	54,495
4.35% 11/1/42	400,000	346,149
Corewell Health Obligated Group 3.49% 7/15/49	50,000	35,735
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	77,999
Duke University Health System, Inc. 3.92% 6/1/47	75,000	59,598
Elevance Health, Inc.
2.25% 5/15/30	50,000	45,739
2.55% 3/15/31	200,000	181,410
3.13% 5/15/50	65,000	42,434
3.60% 3/15/51	115,000	81,456
4.00% 9/15/28	200,000	197,663
4.10% 3/1/28	350,000	347,571
4.10% 5/15/32	200,000	191,866
4.38% 12/1/47	125,000	102,643
4.60% 9/15/32	200,000	196,267
4.63% 5/15/42	100,000	88,794
4.65% 1/15/43	125,000	110,795
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Elevance Health, Inc. (continued)
4.65% 8/15/44	100,000	$86,989
4.75% 2/15/33	250,000	246,390
5.20% 2/15/35	115,000	115,246
5.38% 6/15/34	155,000	157,399
5.50% 10/15/32	200,000	205,314
5.70% 2/15/55	115,000	111,773
Hackensack Meridian Health, Inc.
2.68% 9/1/41	250,000	178,544
4.50% 7/1/57	100,000	83,011
HCA, Inc.
2.38% 7/15/31	150,000	133,129
3.50% 7/15/51	150,000	101,486
3.63% 3/15/32	150,000	139,629
4.13% 6/15/29	485,000	477,520
4.38% 3/15/42	50,000	42,336
4.63% 3/15/52	575,000	468,135
5.00% 3/1/28	65,000	65,361
5.13% 6/15/39	50,000	47,661
5.25% 3/1/30	110,000	111,528
5.25% 6/15/49	200,000	179,695
5.30% 5/15/36	350,000	347,659
5.45% 4/1/31	260,000	265,658
5.45% 9/15/34	85,000	85,913
5.50% 3/1/32	125,000	127,719
5.50% 6/15/47	200,000	186,348
5.75% 3/1/35	200,000	206,165
5.95% 9/15/54	175,000	171,699
6.20% 3/1/55	125,000	127,267
Humana, Inc.
2.15% 2/3/32	55,000	47,782
3.70% 3/23/29	125,000	121,805
4.63% 12/1/42	175,000	148,205
5.55% 5/1/35	215,000	215,296
5.75% 3/1/28	100,000	101,691
5.88% 3/1/33	100,000	103,140
6.00% 5/1/55	300,000	290,790
Indiana University Health, Inc. Obligated Group 3.97% 11/1/48	55,000	43,744
Integris Baptist Medical Center, Inc. 3.88% 8/15/50	100,000	74,085
IQVIA, Inc. 6.25% 2/1/29	140,000	144,636
Johns Hopkins Health System Corp. 3.84% 5/15/46	70,000	54,186
Kaiser Foundation Hospitals
3.27% 11/1/49	185,000	128,400
4.15% 5/1/47	105,000	86,303
Laboratory Corp. of America Holdings
3.60% 9/1/27	100,000	98,986
4.70% 2/1/45	500,000	446,267
LVIP State Street Bond Index Fund-33

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Mass General Brigham, Inc.
3.19% 7/1/49	50,000	$33,337
3.34% 7/1/60	65,000	42,216
3.77% 7/1/48	40,000	30,573
Mayo Clinic
3.20% 11/15/61	200,000	127,171
4.13% 11/15/52	100,000	80,028
McLaren Health Care Corp. 4.39% 5/15/48	65,000	53,072
Memorial Sloan-Kettering Cancer Center
2.96% 1/1/50	110,000	72,450
4.20% 7/1/55	127,000	101,371
Methodist Hospital 2.71% 12/1/50	300,000	184,493
Montefiore Obligated Group 5.25% 11/1/48	70,000	57,220
New York & Presbyterian Hospital
2.26% 8/1/40	50,000	35,012
3.95% 8/1/19	35,000	24,093
4.02% 8/1/45	75,000	61,785
4.06% 8/1/56	50,000	38,914
Northwell Healthcare, Inc. 4.26% 11/1/47	150,000	122,405
Novant Health, Inc.
3.17% 11/1/51	85,000	56,109
3.32% 11/1/61	70,000	43,859
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.67% 10/1/50	120,000	73,106
NYU Langone Hospitals
3.38% 7/1/55	100,000	67,786
4.37% 7/1/47	100,000	86,136
Orlando Health Obligated Group
3.33% 10/1/50	125,000	87,852
4.09% 10/1/48	45,000	36,075
PeaceHealth Obligated Group 3.22% 11/15/50	65,000	43,535
Providence St. Joseph Health Obligated Group
2.70% 10/1/51	75,000	43,903
3.74% 10/1/47	100,000	74,896
5.40% 10/1/33	200,000	204,397
Quest Diagnostics, Inc.
4.63% 12/15/29	250,000	249,898
5.00% 12/15/34	250,000	248,309
5.00% 6/30/36	90,000	88,524
Seattle Children's Hospital 2.72% 10/1/50	185,000	114,393
Stanford Health Care 3.80% 11/15/48	30,000	23,204
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Sutter Health
2.29% 8/15/30	110,000	$100,105
3.16% 8/15/40	100,000	77,596
3.36% 8/15/50	110,000	77,081
Texas Health Resources 4.33% 11/15/55	30,000	24,368
Toledo Hospital 5.75% 11/15/38	200,000	198,476
Trinity Health Corp.
2.63% 12/1/40	50,000	36,259
4.13% 12/1/45	25,000	20,194
UnitedHealth Group, Inc.
2.30% 5/15/31	200,000	179,069
2.75% 5/15/40	250,000	184,710
2.88% 8/15/29	155,000	147,770
2.90% 5/15/50	250,000	159,592
2.95% 10/15/27	250,000	245,725
3.05% 5/15/41	200,000	150,896
3.25% 5/15/51	200,000	134,671
3.50% 8/15/39	115,000	94,625
3.70% 8/15/49	135,000	99,631
3.75% 10/15/47	200,000	151,049
3.85% 6/15/28	200,000	197,985
3.88% 12/15/28	50,000	49,320
3.88% 8/15/59	150,000	107,262
4.00% 5/15/29	195,000	192,287
4.20% 1/15/47	55,000	44,805
4.25% 1/15/29	250,000	248,743
4.25% 3/15/43	100,000	85,003
4.25% 6/15/48	150,000	121,855
4.38% 3/15/42	100,000	87,020
4.50% 4/15/33	250,000	244,528
4.80% 1/15/30	250,000	251,932
4.95% 1/15/32	200,000	201,432
5.00% 4/15/34	250,000	249,860
5.05% 4/15/53	250,000	224,715
5.15% 7/15/34	150,000	151,366
5.20% 4/15/63	250,000	223,708
5.25% 2/15/28	180,000	182,404
5.35% 2/15/33	250,000	256,552
5.38% 4/15/54	145,000	136,497
5.50% 7/15/44	200,000	195,866
5.63% 7/15/54	150,000	146,680
5.75% 7/15/64	70,000	68,376
5.88% 2/15/53	90,000	90,484
Universal Health Services, Inc. 2.65% 1/15/32	50,000	43,655
Willis-Knighton Medical Center 3.07% 3/1/51	100,000	63,192
Yale-New Haven Health Services Corp. 2.50% 7/1/50	50,000	29,216
		21,057,931
LVIP State Street Bond Index Fund-34

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Builders–0.03%
Dr. Horton, Inc.
1.40% 10/15/27	250,000	$240,490
5.00% 10/15/34	105,000	103,864
Meritage Homes Corp. 5.65% 3/15/35	105,000	106,164
NVR, Inc. 3.00% 5/15/30	195,000	182,853
Sekisui House U.S., Inc. 3.97% 8/6/61	200,000	131,742
		765,113
Home Furnishings–0.01%
Leggett & Platt, Inc.
3.50% 11/15/27	100,000	97,929
3.50% 11/15/51	150,000	93,211
		191,140
Household Products Wares–0.06%
Avery Dennison Corp.
2.25% 2/15/32	100,000	87,076
4.88% 12/6/28	100,000	100,436
5.75% 3/15/33	250,000	261,046
Church & Dwight Co., Inc.
3.15% 8/1/27	100,000	98,751
3.95% 8/1/47	100,000	78,886
Clorox Co.
3.90% 5/15/28	100,000	98,828
4.60% 5/1/32	200,000	196,193
5.25% 5/15/36	150,000	149,434
Kimberly-Clark Corp.
1.05% 9/15/27	85,000	81,976
2.88% 2/7/50	45,000	29,160
3.20% 7/30/46	50,000	35,330
3.90% 5/4/47	100,000	78,350
5.30% 3/1/41	200,000	200,442
6.63% 8/1/37	100,000	113,402
		1,609,310
Insurance–0.71%
AEGON Funding Co. LLC 5.63% 5/7/36	180,000	179,099
Aflac, Inc.
4.75% 1/15/49	100,000	87,675
5.15% 5/14/36	110,000	110,097
Alleghany Corp. 4.90% 9/15/44	95,000	85,410
Allstate Corp.
1.45% 12/15/30	100,000	87,031
4.20% 12/15/46	150,000	121,459
4.50% 6/15/43	100,000	86,893
5.55% 5/9/35	150,000	154,162
American Financial Group, Inc. 4.50% 6/15/47	150,000	123,460
American International Group, Inc.
4.38% 6/30/50	130,000	107,641
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
American International Group, Inc. (continued)
4.75% 4/1/48	200,000	$176,145
5.45% 5/7/35	300,000	305,959
Aon Corp.
2.80% 5/15/30	150,000	139,673
3.75% 5/2/29	100,000	97,578
Aon Corp./Aon Global Holdings PLC
2.05% 8/23/31	100,000	87,259
2.90% 8/23/51	100,000	61,705
3.90% 2/28/52	85,000	62,871
Aon Global Ltd. 4.75% 5/15/45	100,000	87,801
Aon North America, Inc. 5.45% 3/1/34	500,000	510,092
Arch Capital Group Ltd. 5.95% 6/15/56	180,000	181,639
Arthur J Gallagher & Co.
4.60% 12/15/27	55,000	55,095
4.85% 12/15/29	85,000	85,621
5.00% 2/15/32	85,000	85,208
5.15% 2/15/35	140,000	139,007
5.45% 7/15/34	250,000	253,572
5.50% 3/2/33	155,000	158,576
5.55% 2/15/55	130,000	123,205
Assurant, Inc. 4.90% 3/27/28	100,000	100,103
Assured Guaranty U.S. Holdings, Inc. 6.13% 9/15/28	95,000	97,680
Athene Holding Ltd.
3.50% 1/15/31	20,000	18,735
3.95% 5/25/51	125,000	85,759
4.13% 1/12/28	150,000	148,560
6.63% 5/19/55	250,000	243,100
6.65% 2/1/33	100,000	105,431
AXIS Specialty Finance LLC 3.90% 7/15/29	100,000	97,406
Berkshire Hathaway Finance Corp.
1.45% 10/15/30	160,000	142,015
2.50% 1/15/51	140,000	82,439
2.85% 10/15/50	180,000	114,431
2.88% 3/15/32	200,000	184,870
3.85% 3/15/52	200,000	151,329
4.25% 1/15/49	100,000	82,238
4.30% 5/15/43	100,000	88,238
4.40% 5/15/42	100,000	89,340
5.75% 1/15/40	100,000	107,113
Brighthouse Financial, Inc. 4.70% 6/22/47	200,000	137,751
Brown & Brown, Inc.
2.38% 3/15/31	85,000	75,428
4.20% 3/17/32	65,000	61,797
4.50% 3/15/29	100,000	99,266
LVIP State Street Bond Index Fund-35

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Brown & Brown, Inc. (continued)
4.70% 6/23/28	200,000	$199,905
4.95% 3/17/52	100,000	84,603
Chubb INA Holdings LLC
1.38% 9/15/30	415,000	363,770
4.15% 3/13/43	100,000	85,035
5.30% 5/20/36	120,000	121,223
6.00% 5/11/37	100,000	106,757
6.50% 5/15/38	200,000	222,683
Cincinnati Financial Corp. 6.92% 5/15/28	100,000	104,234
CNA Financial Corp.
2.05% 8/15/30	20,000	17,910
3.90% 5/1/29	40,000	39,095
5.13% 2/15/34	90,000	89,057
Corebridge Financial, Inc.
5.75% 1/15/34	350,000	359,518
6.05% 9/15/33	350,000	365,699
Enstar Group Ltd. 3.10% 9/1/31	95,000	84,584
Equitable Holdings, Inc. 5.59% 1/11/33	200,000	204,192
Everest Reinsurance Holdings, Inc.
3.50% 10/15/50	50,000	33,930
4.87% 6/1/44	100,000	87,590
F&G Annuities & Life, Inc. 6.50% 6/4/29	65,000	66,422
Fairfax Financial Holdings Ltd.
3.38% 3/3/31	180,000	168,373
6.10% 3/15/55	100,000	98,708
6.20% 6/8/56	250,000	249,406
6.35% 3/22/54	160,000	163,532
Fidelity National Financial, Inc.
3.40% 6/15/30	50,000	47,100
4.50% 8/15/28	150,000	149,085
Globe Life, Inc. 5.85% 9/15/34	75,000	77,460
Hanover Insurance Group, Inc. 2.50% 9/1/30	145,000	132,047
Hartford Insurance Group, Inc.
2.80% 8/19/29	70,000	66,176
2.90% 9/15/51	100,000	63,226
3.60% 8/19/49	55,000	39,921
4.30% 4/15/43	43,000	36,500
4.40% 3/15/48	100,000	83,527
6.10% 10/1/41	50,000	52,539
Jackson Financial, Inc. 6.15% 1/15/37	100,000	99,749
Kemper Corp. 3.80% 2/23/32	100,000	90,260
Loews Corp. 6.00% 2/1/35	100,000	105,273
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Manulife Financial Corp. 5.38% 3/4/46	100,000	$97,100
Markel Group, Inc.
5.00% 4/5/46	250,000	223,858
5.00% 5/20/49	65,000	57,041
Marsh & McLennan Cos., Inc.
2.25% 11/15/30	105,000	95,026
2.38% 12/15/31	90,000	79,664
4.35% 1/30/47	45,000	37,404
4.38% 3/15/29	195,000	194,234
4.65% 3/15/30	105,000	104,894
4.75% 3/15/39	55,000	52,029
4.90% 3/15/49	90,000	80,060
5.00% 3/15/35	250,000	247,544
5.35% 11/15/44	250,000	238,992
5.40% 9/15/33	250,000	257,061
5.40% 3/15/55	140,000	132,324
MetLife, Inc.
4.60% 5/13/46	200,000	174,834
5.25% 1/15/54	250,000	233,601
5.30% 12/15/34	200,000	203,618
5.70% 6/15/35	50,000	51,998
5.88% 2/6/41	100,000	103,910
6.38% 6/15/34	100,000	108,580
6.40% 12/15/66	100,000	101,889
6.50% 12/15/32	100,000	108,874
10.75% 8/1/69	150,000	194,820
Old Republic International Corp.
3.85% 6/11/51	200,000	143,979
5.70% 6/1/36	165,000	165,595
Principal Financial Group, Inc.
3.70% 5/15/29	50,000	48,703
5.30% 1/15/37	85,000	84,199
5.38% 3/15/33	140,000	142,811
Progressive Corp.
3.00% 3/15/32	50,000	45,647
3.70% 3/15/52	25,000	18,470
4.13% 4/15/47	200,000	161,948
4.20% 3/15/48	150,000	122,668
4.95% 6/15/33	250,000	251,987
5.15% 3/26/36	115,000	114,959
Prudential Financial, Inc.
3.70% 3/13/51	250,000	181,124
3.88% 3/27/28	65,000	64,361
3.91% 12/7/47	163,000	124,808
4.35% 2/25/50	250,000	202,364
4.42% 3/27/48	100,000	82,371
μ4.50% 9/15/47	215,000	212,365
5.20% 3/14/35	80,000	80,247
6.63% 6/21/40	200,000	220,526
μ6.75% 3/1/53	160,000	168,343
Prudential Funding Asia PLC 3.63% 3/24/32	200,000	187,471
LVIP State Street Bond Index Fund-36

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Reinsurance Group of America, Inc.
3.15% 6/15/30	70,000	$65,629
6.00% 9/15/33	250,000	260,695
RenaissanceRe Finance, Inc. 3.45% 7/1/27	130,000	128,698
RenaissanceRe Holdings Ltd. 3.60% 4/15/29	100,000	97,170
Selective Insurance Group, Inc. 5.90% 4/15/35	65,000	67,300
Transatlantic Holdings, Inc. 8.00% 11/30/39	100,000	121,577
Travelers Cos., Inc.
3.75% 5/15/46	50,000	38,878
4.00% 5/30/47	80,000	63,901
4.05% 3/7/48	200,000	159,851
4.10% 3/4/49	100,000	80,343
5.45% 5/25/53	115,000	111,607
6.25% 6/15/37	100,000	109,026
6.75% 6/20/36	100,000	112,219
Unum Group
4.13% 6/15/51	200,000	149,462
5.75% 8/15/42	50,000	49,578
W.R. Berkley Corp.
3.55% 3/30/52	150,000	105,547
4.00% 5/12/50	105,000	80,582
Willis North America, Inc.
2.95% 9/15/29	65,000	61,559
3.88% 9/15/49	70,000	52,288
5.35% 5/15/33	250,000	253,210
		18,599,472
Internet–0.87%
Alibaba Group Holding Ltd.
2.13% 2/9/31	200,000	180,244
3.15% 2/9/51	200,000	134,073
3.25% 2/9/61	200,000	127,501
3.40% 12/6/27	210,000	207,232
4.00% 12/6/37	100,000	90,185
4.40% 12/6/57	200,000	162,690
5.25% 5/26/35	200,000	204,563
Alphabet, Inc.
0.80% 8/15/27	200,000	192,934
1.10% 8/15/30	130,000	114,049
1.90% 8/15/40	100,000	66,453
2.05% 8/15/50	130,000	69,420
2.25% 8/15/60	400,000	200,003
3.70% 2/15/29	1,000,000	983,767
4.10% 11/15/30	1,000,000	985,275
4.80% 2/15/36	500,000	491,524
5.25% 5/15/55	300,000	280,545
5.50% 2/15/46	600,000	591,087
Amazon.com, Inc.
1.50% 6/3/30	165,000	147,586
1.65% 5/12/28	250,000	238,130
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com, Inc. (continued)
2.10% 5/12/31	250,000	$222,796
2.50% 6/3/50	80,000	46,265
2.88% 5/12/41	250,000	185,135
3.10% 5/12/51	250,000	162,382
3.25% 5/12/61	250,000	153,660
3.45% 4/13/29	300,000	292,751
3.60% 4/13/32	500,000	473,839
3.85% 3/13/28	80,000	79,442
3.88% 8/22/37	115,000	102,887
3.95% 4/13/52	200,000	151,845
4.00% 3/13/29	170,000	168,183
4.05% 8/22/47	635,000	502,905
4.10% 11/20/30	1,000,000	982,801
4.25% 3/13/31	175,000	172,315
4.25% 8/22/57	205,000	158,899
4.55% 12/1/27	250,000	251,022
4.55% 3/13/33	180,000	177,068
4.70% 12/1/32	250,000	251,215
4.88% 3/13/36	1,195,000	1,176,362
5.65% 3/13/46	105,000	103,943
5.80% 3/13/56	965,000	958,844
5.95% 3/13/66	80,000	79,541
6.05% 3/13/76	115,000	114,652
AppLovin Corp. 5.50% 12/1/34	300,000	302,712
Baidu, Inc. 4.38% 3/29/28	200,000	199,564
Booking Holdings, Inc. 5.38% 5/7/36	165,000	165,224
eBay, Inc.
5.95% 11/22/27	250,000	254,415
6.30% 11/22/32	250,000	266,197
Expedia Group, Inc.
2.95% 3/15/31	80,000	73,513
3.25% 2/15/30	35,000	33,241
3.80% 2/15/28	100,000	98,724
4.63% 8/1/27	90,000	90,057
5.40% 2/15/35	55,000	54,438
5.50% 4/15/36	250,000	247,507
Meta Platforms, Inc.
4.20% 11/15/30	1,000,000	984,313
4.30% 8/15/29	145,000	144,678
4.55% 5/15/31	195,000	193,951
4.60% 5/15/28	250,000	251,254
4.65% 8/15/62	1,000,000	759,491
4.75% 8/15/34	135,000	132,548
4.88% 5/15/33	260,000	257,651
4.88% 11/15/35	800,000	778,534
4.95% 5/15/33	250,000	249,883
5.25% 5/15/36	495,000	491,506
5.40% 8/15/54	405,000	357,347
5.55% 8/15/64	145,000	126,712
5.60% 5/15/53	220,000	200,082
5.63% 11/15/55	500,000	453,078
LVIP State Street Bond Index Fund-37

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Meta Platforms, Inc. (continued)
6.20% 5/15/46	850,000	$850,588
6.30% 5/15/56	270,000	268,763
6.45% 5/15/66	250,000	246,906
Netflix, Inc.
4.90% 8/15/34	535,000	533,693
5.40% 8/15/54	110,000	105,658
Uber Technologies, Inc.
4.15% 1/15/31	300,000	292,946
4.80% 9/15/35	300,000	291,766
VeriSign, Inc.
5.10% 7/15/31	85,000	85,250
5.25% 6/1/32	250,000	251,415
Weibo Corp. 3.38% 7/8/30	300,000	281,252
		22,810,870
Investment Companies–0.23%
Apollo Debt Solutions BDC
6.55% 3/15/32	100,000	100,856
6.70% 7/29/31	145,000	147,807
ARES Capital Corp.
3.20% 11/15/31	250,000	219,362
5.80% 3/8/32	250,000	247,738
ARES Strategic Income Fund
4.85% 1/15/29	250,000	244,908
6.35% 8/15/29	250,000	252,285
Blackstone Private Credit Fund
4.00% 1/15/29	200,000	191,136
5.60% 11/22/29	250,000	246,630
5.95% 5/15/31	65,000	63,990
6.00% 11/22/34	250,000	240,634
Blackstone Secured Lending Fund
5.25% 9/4/29	250,000	246,021
5.30% 6/30/30	145,000	141,007
5.35% 4/13/28	250,000	249,182
Blue Owl Capital Corp.
2.88% 6/11/28	200,000	189,323
5.95% 3/15/29	165,000	164,997
6.30% 8/15/31	145,000	144,120
Blue Owl Credit Income Corp.
7.75% 9/16/27	200,000	204,316
7.95% 6/13/28	250,000	258,533
Blue Owl Technology Finance Corp. 6.10% 3/15/28	160,000	159,476
Golub Capital BDC, Inc.
6.00% 7/15/29	200,000	200,187
6.25% 6/1/31	210,000	208,018
Golub Capital Private Credit Fund 5.88% 5/1/30	70,000	68,909
HA Sustainable Infrastructure Capital, Inc.
5.95% 7/15/33	125,000	125,532
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
HA Sustainable Infrastructure Capital, Inc. (continued)
6.38% 7/1/34	125,000	$127,499
HPS Corporate Lending Fund
4.90% 9/11/28	200,000	196,030
6.25% 9/30/29	250,000	251,695
6.30% 8/19/31	175,000	174,563
Morgan Stanley Direct Lending Fund 6.10% 7/15/31	250,000	246,814
MSD Investment Corp. 6.38% 6/12/29	45,000	45,105
Oaktree Specialty Lending Corp. 6.34% 2/27/30	60,000	59,615
Oaktree Strategic Credit Fund 6.50% 7/23/29	40,000	40,262
Sixth Street Lending Partners
5.75% 1/15/30	100,000	99,352
6.13% 7/15/30	125,000	125,692
Sixth Street Specialty Lending, Inc.
5.65% 8/15/31	250,000	245,353
6.95% 8/14/28	180,000	185,060
		6,112,007
Iron & Steel–0.09%
ArcelorMittal SA
6.00% 6/17/34	95,000	99,411
6.55% 11/29/27	200,000	204,770
6.80% 11/29/32	175,000	192,001
Nucor Corp.
2.70% 6/1/30	15,000	13,967
2.98% 12/15/55	400,000	250,283
3.95% 5/1/28	100,000	99,089
5.10% 6/1/35	250,000	251,338
Steel Dynamics, Inc.
1.65% 10/15/27	25,000	24,104
3.25% 1/15/31	60,000	56,259
3.25% 10/15/50	40,000	26,878
3.45% 4/15/30	75,000	71,585
5.38% 8/15/34	105,000	106,333
Vale Overseas Ltd.
6.13% 6/12/33	190,000	199,025
6.40% 6/28/54	65,000	66,332
6.88% 11/21/36	350,000	389,688
6.88% 11/10/39	170,000	188,445
		2,239,508
Leisure Time–0.01%
Brunswick Corp. 5.85% 3/18/29	115,000	117,650
Harley-Davidson, Inc. 4.63% 7/28/45	50,000	39,442
		157,092
LVIP State Street Bond Index Fund-38

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging–0.09%
Choice Hotels International, Inc.
3.70% 12/1/29	100,000	$95,932
5.85% 8/1/34	160,000	162,567
Hyatt Hotels Corp.
5.05% 3/30/28	90,000	90,543
5.38% 12/15/31	250,000	254,113
Las Vegas Sands Corp.
5.65% 5/18/33	75,000	75,004
6.00% 8/15/29	125,000	128,290
6.20% 8/15/34	125,000	128,679
Marriott International, Inc.
2.85% 4/15/31	220,000	202,173
3.50% 10/15/32	150,000	138,050
4.00% 4/15/28	100,000	99,149
4.63% 6/15/30	135,000	134,662
5.00% 10/15/27	55,000	55,354
5.50% 4/15/37	250,000	252,402
5.55% 10/15/28	195,000	198,896
Sands China Ltd. 3.25% 8/8/31	450,000	408,589
		2,424,403
Machinery Construction & Mining–0.07%
Caterpillar Financial Services Corp.
4.38% 8/16/29	195,000	194,675
4.40% 3/3/28	250,000	250,201
4.50% 5/15/31	155,000	154,267
4.60% 11/15/27	200,000	200,868
4.70% 11/15/29	200,000	201,544
Caterpillar, Inc.
1.90% 3/12/31	100,000	88,899
2.60% 9/19/29	150,000	141,805
3.80% 8/15/42	168,000	139,517
4.75% 5/15/64	250,000	219,765
6.05% 8/15/36	200,000	217,731
Oshkosh Corp. 4.60% 5/15/28	100,000	99,826
		1,909,098
Machinery Diversified–0.21%
CNH Industrial Capital LLC
4.95% 6/25/31	100,000	99,853
5.50% 1/12/29	200,000	203,749
CNH Industrial NV 3.85% 11/15/27	105,000	103,836
Deere & Co.
2.88% 9/7/49	65,000	42,889
3.90% 6/9/42	150,000	127,100
5.38% 10/16/29	100,000	103,035
5.45% 1/16/35	250,000	258,467
Dover Corp.
2.95% 11/4/29	20,000	18,965
5.38% 3/1/41	100,000	99,290
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
Flowserve Corp.
3.50% 10/1/30	70,000	$66,031
5.70% 5/15/36	85,000	85,431
IDEX Corp.
3.00% 5/1/30	75,000	70,326
4.95% 9/1/29	85,000	85,512
Ingersoll Rand, Inc.
5.18% 6/15/29	175,000	178,038
5.45% 6/15/34	105,000	106,932
5.70% 6/15/54	85,000	84,224
John Deere Capital Corp.
1.45% 1/15/31	70,000	61,108
2.45% 1/9/30	85,000	79,464
2.80% 9/8/27	100,000	98,297
2.80% 7/18/29	50,000	47,683
3.05% 1/6/28	100,000	98,186
3.45% 3/7/29	120,000	117,175
4.15% 9/15/27	150,000	149,812
4.20% 3/10/31	105,000	103,235
4.35% 9/15/32	115,000	113,390
4.38% 4/15/31	100,000	98,970
4.40% 6/15/29	195,000	194,863
4.50% 1/16/29	210,000	210,541
4.70% 6/10/30	210,000	211,407
4.75% 1/20/28	175,000	176,238
4.90% 3/3/28	100,000	100,945
4.95% 7/14/28	55,000	55,682
5.05% 6/12/34	250,000	252,648
5.15% 9/8/33	100,000	102,228
Nordson Corp. 4.50% 12/15/29	250,000	248,291
Otis Worldwide Corp.
2.57% 2/15/30	105,000	97,562
4.49% 5/7/29	155,000	154,443
5.13% 11/19/31	125,000	126,680
5.25% 8/16/28	135,000	136,769
Regal Rexnord Corp. 6.05% 4/15/28	200,000	204,212
Rockwell Automation, Inc.
3.50% 3/1/29	85,000	83,126
4.20% 3/1/49	70,000	58,225
Westinghouse Air Brake Technologies Corp. 5.50% 5/29/35	200,000	204,241
Xylem, Inc.
1.95% 1/30/28	115,000	110,553
4.38% 11/1/46	50,000	41,612
5.45% 6/1/36	55,000	56,021
		5,527,285
LVIP State Street Bond Index Fund-39

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–0.51%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25% 1/15/29	115,000	$107,147
3.50% 6/1/41	315,000	220,533
3.50% 3/1/42	160,000	110,515
3.75% 2/15/28	100,000	98,027
3.85% 4/1/61	70,000	41,108
3.90% 6/1/52	145,000	92,432
3.95% 6/30/62	250,000	147,828
4.20% 3/15/28	150,000	148,031
4.40% 4/1/33	125,000	115,095
4.80% 3/1/50	445,000	331,927
5.05% 3/30/29	100,000	99,619
5.13% 7/1/49	200,000	154,361
5.25% 4/1/53	200,000	155,948
5.38% 5/1/47	275,000	222,583
5.50% 4/1/63	200,000	153,355
5.75% 4/1/48	225,000	189,390
6.10% 6/1/29	115,000	117,809
6.38% 10/23/35	190,000	189,689
6.48% 10/23/45	565,000	517,955
Comcast Corp.
1.50% 2/15/31	200,000	172,514
1.95% 1/15/31	175,000	154,634
2.45% 8/15/52	150,000	76,794
2.65% 2/1/30	100,000	93,126
2.65% 8/15/62	700,000	339,630
2.80% 1/15/51	140,000	78,030
2.89% 11/1/51	75,000	42,506
2.94% 11/1/56	269,000	145,687
2.99% 11/1/63	101,000	52,544
3.20% 7/15/36	150,000	124,578
3.25% 11/1/39	150,000	114,334
3.40% 7/15/46	110,000	74,211
3.45% 2/1/50	110,000	70,744
3.90% 3/1/38	150,000	127,042
3.97% 11/1/47	362,000	258,133
4.00% 8/15/47	150,000	108,850
4.00% 3/1/48	150,000	108,149
4.00% 11/1/49	79,000	56,024
4.05% 11/1/52	258,000	180,843
4.20% 8/15/34	83,000	77,020
4.25% 10/15/30	165,000	161,761
4.25% 1/15/33	200,000	190,481
4.40% 8/15/35	192,000	178,279
4.60% 10/15/38	195,000	176,165
4.65% 7/15/42	24,000	20,286
4.70% 10/15/48	190,000	151,870
4.80% 5/15/33	250,000	246,108
4.95% 10/15/58	190,000	151,950
5.30% 6/1/34	250,000	250,975
5.35% 5/15/53	250,000	215,563
5.50% 11/15/32	105,000	107,832
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp. (continued)
6.50% 11/15/35	200,000	$213,236
Fox Corp.
4.71% 1/25/29	405,000	404,690
5.48% 1/25/39	75,000	72,676
5.58% 1/25/49	90,000	83,394
6.50% 10/13/33	240,000	255,435
NBCUniversal Media LLC 4.45% 1/15/43	175,000	149,127
Space Exploration Technologies Corp.
5.35% 7/15/31	1,000,000	997,395
5.88% 7/15/36	900,000	888,268
6.65% 7/15/56	300,000	289,442
Time Warner Cable Enterprises LLC 8.38% 7/15/33	200,000	221,673
Time Warner Cable LLC
5.88% 11/15/40	100,000	89,422
6.55% 5/1/37	200,000	198,256
TWDC Enterprises 18 Corp.
3.00% 7/30/46	50,000	34,269
3.70% 12/1/42	150,000	119,107
4.13% 12/1/41	100,000	85,709
4.13% 6/1/44	83,000	68,741
Walt Disney Co.
2.00% 9/1/29	335,000	311,241
2.65% 1/13/31	220,000	203,167
2.75% 9/1/49	180,000	111,859
3.50% 5/13/40	200,000	164,074
3.60% 1/13/51	75,000	54,791
3.80% 5/13/60	490,000	354,387
4.75% 9/15/44	60,000	53,899
4.75% 11/15/46	50,000	44,276
4.95% 10/15/45	30,000	27,462
6.40% 12/15/35	229,000	252,398
6.65% 11/15/37	175,000	196,086
		13,464,495
Metal Fabricate & Hardware–0.02%
Precision Castparts Corp.
3.90% 1/15/43	50,000	41,318
4.38% 6/15/45	100,000	85,774
Timken Co. 4.13% 4/1/32	110,000	104,227
Valmont Industries, Inc.
5.00% 10/1/44	100,000	90,752
5.25% 10/1/54	100,000	92,907
		414,978
Mining–0.15%
Barrick North America Finance LLC 5.75% 5/1/43	150,000	151,646
Barrick PD Australia Finance Pty. Ltd. 5.95% 10/15/39	100,000	103,867
LVIP State Street Bond Index Fund-40

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
BHP Billiton Finance USA Ltd.
4.13% 2/24/42	125,000	$107,676
5.00% 9/30/43	500,000	471,217
5.10% 9/8/28	250,000	253,140
5.25% 9/8/33	250,000	255,131
5.50% 9/8/53	95,000	93,638
Newmont Corp. 2.60% 7/15/32	200,000	179,066
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35% 3/15/34	200,000	205,213
Rio Tinto Alcan, Inc. 6.13% 12/15/33	150,000	160,177
Rio Tinto Finance USA Ltd.
2.75% 11/2/51	200,000	123,607
5.20% 11/2/40	100,000	98,299
7.13% 7/15/28	75,000	78,857
Rio Tinto Finance USA PLC
4.13% 8/21/42	150,000	128,096
4.50% 3/14/28	55,000	55,093
4.88% 3/14/30	115,000	116,087
5.00% 3/14/32	350,000	353,562
5.25% 3/14/35	85,000	86,311
5.75% 3/14/55	110,000	111,281
Southern Copper Corp.
5.25% 11/8/42	150,000	141,393
5.35% 6/24/36	250,000	248,625
5.88% 4/23/45	69,000	69,366
6.75% 4/16/40	110,000	121,655
7.50% 7/27/35	200,000	230,580
		3,943,583
Miscellaneous Manufacturing–0.10%
3M Co.
2.38% 8/26/29	150,000	140,703
2.88% 10/15/27	150,000	147,146
3.63% 10/15/47	150,000	111,699
3.88% 6/15/44	150,000	119,971
4.00% 9/14/48	65,000	51,110
4.80% 3/15/30	250,000	251,522
Eaton Corp.
3.10% 9/15/27	100,000	98,671
3.92% 9/15/47	100,000	79,682
3.95% 3/6/29	200,000	197,132
4.15% 11/2/42	150,000	129,021
4.20% 3/6/31	240,000	235,230
4.35% 5/18/28	105,000	104,962
5.45% 3/6/56	200,000	196,306
Illinois Tool Works, Inc. 4.88% 9/15/41	100,000	95,139
Parker-Hannifin Corp.
3.25% 6/14/29	55,000	53,104
4.00% 6/14/49	55,000	43,976
6.25% 5/15/38	350,000	383,730
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Textron, Inc.
3.00% 6/1/30	100,000	$93,886
3.38% 3/1/28	50,000	49,001
		2,581,991
Office Business Equipment–0.02%
CDW LLC/CDW Finance Corp.
3.57% 12/1/31	250,000	229,543
5.55% 8/22/34	175,000	172,791
		402,334
Oil & Gas–0.75%
APA Corp.
6.10% 2/15/35	115,000	118,645
6.75% 2/15/55	250,000	260,873
BP Capital Markets America, Inc.
1.75% 8/10/30	260,000	232,102
2.72% 1/12/32	210,000	188,772
2.77% 11/10/50	165,000	101,475
2.94% 6/4/51	320,000	202,469
3.00% 2/24/50	90,000	58,291
3.00% 3/17/52	100,000	63,671
3.38% 2/8/61	300,000	193,198
4.81% 2/13/33	35,000	34,845
4.89% 9/11/33	190,000	189,156
4.97% 10/17/29	250,000	252,895
4.99% 4/10/34	250,000	249,721
5.23% 11/17/34	250,000	253,277
BP Capital Markets PLC
3.28% 9/19/27	150,000	148,275
3.72% 11/28/28	90,000	88,349
Burlington Resources LLC 7.20% 8/15/31	100,000	111,056
Canadian Natural Resources Ltd.
2.95% 7/15/30	50,000	46,735
4.95% 6/1/47	100,000	88,593
5.00% 12/15/29	200,000	202,002
5.85% 2/1/35	200,000	208,270
6.25% 3/15/38	150,000	158,258
Cenovus Energy, Inc. 5.40% 6/15/47	298,000	275,445
Chevron USA, Inc.
3.25% 10/15/29	100,000	96,445
4.30% 10/15/30	400,000	397,677
4.48% 2/26/28	250,000	250,599
4.69% 4/15/30	250,000	251,741
4.98% 4/15/35	250,000	251,659
CNOOC Finance 2015 Australia Pty. Ltd. 4.20% 5/5/45	200,000	179,758
ConocoPhillips Co.
3.80% 3/15/52	110,000	80,721
4.03% 3/15/62	107,000	77,955
LVIP State Street Bond Index Fund-41

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
ConocoPhillips Co. (continued)
4.30% 11/15/44	150,000	$125,853
4.70% 1/15/30	250,000	250,750
5.00% 1/15/35	250,000	249,527
5.05% 9/15/33	145,000	146,882
5.30% 5/15/53	180,000	167,559
5.50% 1/15/55	145,000	138,960
5.65% 1/15/65	145,000	139,617
Devon Energy Corp.
4.38% 3/15/29	50,000	49,593
4.75% 5/15/42	100,000	89,116
5.00% 6/15/45	70,000	62,736
5.20% 9/15/34	250,000	250,256
5.60% 7/15/41	100,000	98,521
5.75% 9/15/54	250,000	240,941
Diamondback Energy, Inc.
3.13% 3/24/31	95,000	88,358
5.15% 1/30/30	125,000	126,745
5.40% 4/18/34	105,000	106,505
5.55% 4/1/35	180,000	183,563
5.75% 4/18/54	75,000	72,914
6.25% 3/15/53	200,000	207,316
EOG Resources, Inc.
3.90% 4/1/35	150,000	137,228
4.40% 7/15/28	400,000	399,422
EQT Corp. 5.75% 2/1/34	350,000	357,867
Equinor ASA
2.38% 5/22/30	200,000	184,383
3.25% 11/18/49	110,000	76,153
3.63% 9/10/28	150,000	147,905
3.95% 5/15/43	250,000	206,623
4.80% 11/8/43	150,000	138,670
5.10% 8/17/40	200,000	195,035
Expand Energy Corp. 5.70% 1/15/35	210,000	212,351
Exxon Mobil Corp.
3.00% 8/16/39	200,000	158,160
3.10% 8/16/49	200,000	135,037
3.48% 3/19/30	300,000	290,455
3.57% 3/6/45	200,000	154,430
4.11% 3/1/46	165,000	136,413
4.33% 3/19/50	400,000	333,600
Helmerich & Payne, Inc. 2.90% 9/29/31	45,000	40,331
Hess Corp.
5.60% 2/15/41	200,000	202,496
5.80% 4/1/47	150,000	151,606
7.13% 3/15/33	100,000	112,391
Marathon Petroleum Corp.
3.80% 4/1/28	120,000	118,395
4.50% 4/1/48	50,000	40,400
6.50% 3/1/41	145,000	155,458
Occidental Petroleum Corp.
5.55% 10/1/34	145,000	148,325
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum Corp. (continued)
6.05% 10/1/54	125,000	$126,947
8.88% 7/15/30	500,000	562,987
Ovintiv, Inc. 6.25% 7/15/33	115,000	120,974
Patterson-UTI Energy, Inc.
6.05% 5/15/36	35,000	34,882
7.15% 10/1/33	95,000	102,074
Phillips 66
3.30% 3/15/52	65,000	42,677
3.90% 3/15/28	200,000	197,728
4.88% 11/15/44	180,000	160,362
5.88% 5/1/42	250,000	253,404
Phillips 66 Co.
3.15% 12/15/29	100,000	95,189
3.75% 3/1/28	50,000	49,339
4.68% 2/15/45	40,000	34,203
4.90% 10/1/46	100,000	87,229
5.65% 6/15/54	400,000	378,195
Pioneer Natural Resources Co.
1.90% 8/15/30	200,000	179,504
2.15% 1/15/31	90,000	80,705
Shell Finance U.S., Inc.
2.75% 4/6/30	315,000	295,580
3.25% 4/6/50	500,000	345,894
3.75% 9/12/46	150,000	115,956
4.00% 5/10/46	350,000	279,430
4.13% 5/11/35	156,000	146,975
4.38% 5/11/45	167,000	142,091
5.50% 3/25/40	100,000	100,952
6.38% 12/15/38	300,000	327,854
Suncor Energy, Inc.
3.75% 3/4/51	70,000	50,684
4.00% 11/15/47	70,000	53,681
6.80% 5/15/38	55,000	60,391
6.85% 6/1/39	100,000	110,601
7.15% 2/1/32	25,000	27,527
TotalEnergies Capital International SA
2.83% 1/10/30	100,000	94,411
2.99% 6/29/41	200,000	149,639
3.39% 6/29/60	200,000	130,712
3.46% 2/19/29	200,000	195,204
3.46% 7/12/49	100,000	71,208
TotalEnergies Capital SA
4.72% 9/10/34	125,000	123,568
5.28% 9/10/54	250,000	235,525
5.43% 9/10/64	250,000	234,338
TotalEnergies Capital USA LLC 4.86% 1/13/36	300,000	293,928
Valero Energy Corp.
4.00% 4/1/29	100,000	98,462
4.00% 6/1/52	55,000	40,936
4.35% 6/1/28	120,000	119,630
LVIP State Street Bond Index Fund-42

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Valero Energy Corp. (continued)
5.15% 3/10/36	250,000	$246,071
6.63% 6/15/37	300,000	329,685
7.50% 4/15/32	100,000	113,040
Woodside Finance Ltd. 5.40% 5/19/30	250,000	254,089
		19,636,235
Oil & Gas Services–0.07%
Baker Hughes Holdings LLC 5.13% 9/15/40	200,000	191,735
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.08% 12/15/47	200,000	158,668
4.49% 5/1/30	30,000	29,837
5.00% 6/15/36	250,000	244,525
5.85% 6/15/56	250,000	246,968
Halliburton Co.
2.92% 3/1/30	150,000	140,795
4.75% 8/1/43	200,000	175,959
4.85% 11/15/35	100,000	97,099
5.00% 11/15/45	283,000	253,420
NOV, Inc. 3.95% 12/1/42	150,000	117,717
Schlumberger Investment SA 5.15% 5/7/36	125,000	124,442
		1,781,165
Packaging & Containers–0.06%
Amcor Finance USA, Inc. 5.63% 5/26/33	160,000	164,593
Amcor Flexibles North America, Inc.
4.25% 3/8/29	165,000	163,472
5.10% 3/17/30	110,000	111,165
Amcor Group Finance PLC 5.45% 5/23/29	250,000	255,027
Berry Global, Inc. 5.80% 6/15/31	250,000	259,230
Packaging Corp. of America
3.00% 12/15/29	50,000	47,353
3.05% 10/1/51	45,000	29,157
3.40% 12/15/27	70,000	68,944
4.05% 12/15/49	25,000	19,449
Smurfit Westrock Financing DAC 5.42% 1/15/35	200,000	202,415
WestRock MWV LLC 8.20% 1/15/30	150,000	166,251
WRKCo, Inc.
3.90% 6/1/28	50,000	49,341
4.00% 3/15/28	100,000	99,022
4.20% 6/1/32	50,000	47,977
		1,683,396
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–1.26%
AbbVie, Inc.
3.20% 11/21/29	525,000	$502,709
3.78% 3/3/28	500,000	495,002
4.05% 11/21/39	250,000	220,300
4.25% 11/21/49	525,000	428,578
4.30% 5/14/36	150,000	141,617
4.40% 11/6/42	300,000	263,741
4.45% 5/14/46	200,000	171,784
4.55% 3/15/35	250,000	242,467
4.63% 10/1/42	125,000	113,107
4.65% 3/15/28	120,000	120,516
4.75% 3/15/36	500,000	489,173
4.85% 6/15/44	250,000	229,471
4.88% 3/15/30	100,000	101,101
5.20% 3/15/35	110,000	111,794
5.50% 3/15/64	700,000	673,211
5.60% 3/15/55	65,000	64,438
Astrazeneca Finance LLC
2.25% 5/28/31	55,000	49,401
4.88% 3/3/28	500,000	504,169
4.88% 3/3/33	500,000	503,618
AstraZeneca PLC
1.38% 8/6/30	200,000	176,577
2.13% 8/6/50	95,000	53,003
3.00% 5/28/51	30,000	20,127
4.00% 1/17/29	105,000	104,024
4.38% 11/16/45	95,000	82,821
4.38% 8/17/48	125,000	107,713
Becton Dickinson & Co.
1.96% 2/11/31	165,000	145,852
4.69% 2/13/28	75,000	75,120
4.87% 2/8/29	250,000	251,431
Bristol-Myers Squibb Co.
1.13% 11/13/27	150,000	143,980
1.45% 11/13/30	90,000	79,188
2.35% 11/13/40	65,000	45,588
2.55% 11/13/50	90,000	53,049
2.95% 3/15/32	70,000	63,955
3.25% 8/1/42	100,000	75,832
3.40% 7/26/29	217,000	210,801
3.55% 3/15/42	45,000	35,789
3.70% 3/15/52	105,000	76,958
3.90% 3/15/62	95,000	68,219
4.25% 10/26/49	210,000	170,668
4.35% 11/15/47	200,000	166,419
4.55% 2/20/48	250,000	213,598
4.90% 2/22/29	225,000	228,047
5.20% 2/22/34	185,000	188,664
5.50% 2/22/44	45,000	44,784
5.55% 2/22/54	720,000	703,133
Cardinal Health, Inc.
4.37% 6/15/47	100,000	82,701
4.90% 9/15/45	100,000	89,338
5.35% 11/15/34	250,000	252,944
LVIP State Street Bond Index Fund-43

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cencora, Inc.
2.70% 3/15/31	200,000	$182,326
2.80% 5/15/30	50,000	46,632
3.45% 12/15/27	100,000	98,504
4.30% 12/15/47	100,000	82,721
5.13% 2/15/34	180,000	180,638
CVS Health Corp.
1.30% 8/21/27	415,000	400,323
1.75% 8/21/30	250,000	221,752
1.88% 2/28/31	160,000	140,337
3.25% 8/15/29	85,000	81,395
3.75% 4/1/30	200,000	193,383
4.13% 4/1/40	300,000	255,807
4.30% 3/25/28	323,000	321,279
4.78% 3/25/38	310,000	290,643
4.88% 7/20/35	225,000	218,117
5.00% 1/30/29	90,000	90,816
5.13% 2/21/30	100,000	101,130
5.13% 7/20/45	215,000	194,723
5.25% 2/21/33	100,000	101,666
5.30% 6/1/33	95,000	96,361
5.40% 6/1/29	165,000	168,591
5.63% 2/21/53	100,000	94,438
5.70% 6/1/34	250,000	258,066
5.88% 6/1/53	140,000	136,844
6.00% 6/1/44	200,000	201,976
6.05% 6/1/54	200,000	200,088
6.20% 9/15/55	600,000	613,888
Eli Lilly & Co.
2.25% 5/15/50	250,000	143,030
2.50% 9/15/60	250,000	135,878
3.38% 3/15/29	65,000	63,424
4.00% 10/15/28	600,000	596,061
4.15% 8/14/27	140,000	139,838
4.20% 8/14/29	45,000	44,765
4.38% 5/20/31	502,000	498,136
4.60% 8/14/34	180,000	177,964
4.70% 2/9/34	500,000	496,503
4.85% 5/20/36	250,000	247,522
5.00% 2/9/54	175,000	161,497
5.05% 8/14/54	100,000	92,886
5.20% 8/14/64	90,000	83,527
5.50% 2/12/55	200,000	198,760
5.60% 5/20/56	90,000	90,392
GlaxoSmithKline Capital PLC 3.38% 6/1/29	165,000	160,664
GlaxoSmithKline Capital, Inc.
4.88% 4/15/35	250,000	247,909
5.38% 4/15/34	100,000	103,000
6.38% 5/15/38	100,000	110,088
Johnson & Johnson
0.95% 9/1/27	155,000	149,597
2.10% 9/1/40	335,000	234,475
2.45% 9/1/60	165,000	89,430
2.90% 1/15/28	150,000	147,388
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson (continued)
3.40% 1/15/38	150,000	$129,947
3.50% 1/15/48	95,000	71,920
3.55% 3/1/36	70,000	63,504
3.70% 3/1/46	80,000	63,896
3.75% 3/3/47	200,000	159,124
4.38% 12/5/33	183,000	181,601
4.80% 6/1/29	165,000	167,889
4.85% 3/1/32	400,000	408,718
4.85% 5/15/41	100,000	97,300
4.95% 6/1/34	105,000	107,773
5.25% 6/1/54	110,000	109,784
5.85% 7/15/38	100,000	108,195
McKesson Corp.
4.25% 9/15/29	125,000	123,786
5.10% 7/15/33	200,000	202,560
Merck & Co., Inc.
1.45% 6/24/30	105,000	93,377
1.90% 12/10/28	100,000	94,345
2.15% 12/10/31	95,000	83,841
2.35% 6/24/40	145,000	103,252
2.45% 6/24/50	100,000	58,687
2.75% 12/10/51	100,000	61,344
2.90% 12/10/61	55,000	31,817
3.40% 3/7/29	200,000	195,058
3.60% 9/15/42	100,000	80,025
3.90% 3/7/39	200,000	176,280
4.00% 3/7/49	135,000	107,416
4.15% 5/18/43	242,000	206,211
4.50% 5/17/33	145,000	143,348
4.75% 12/4/35	400,000	391,945
4.90% 5/17/44	150,000	138,807
4.95% 5/22/33	150,000	150,984
4.95% 9/15/35	300,000	299,266
5.00% 5/17/53	250,000	227,776
5.20% 5/22/36	135,000	136,674
5.70% 9/15/55	300,000	301,851
5.75% 5/22/46	165,000	167,890
5.85% 5/22/56	80,000	81,937
Mylan, Inc.
4.55% 4/15/28	150,000	149,058
5.20% 4/15/48	150,000	124,779
5.40% 11/29/43	133,000	117,329
Novartis Capital Corp.
2.20% 8/14/30	150,000	137,378
2.75% 8/14/50	100,000	63,480
3.70% 9/21/42	150,000	122,789
4.10% 3/16/29	500,000	496,101
4.40% 5/6/44	250,000	220,263
4.60% 3/18/33	500,000	495,399
4.90% 3/18/36	125,000	124,227
5.60% 3/18/46	145,000	146,403
5.70% 3/18/56	120,000	122,281
LVIP State Street Bond Index Fund-44

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd.
4.65% 5/19/30	250,000	$250,772
4.75% 5/19/33	265,000	262,454
5.11% 5/19/43	250,000	236,885
5.30% 5/19/53	760,000	715,978
5.34% 5/19/63	250,000	229,994
Pfizer, Inc.
1.70% 5/28/30	125,000	112,386
1.75% 8/18/31	100,000	87,317
2.55% 5/28/40	300,000	217,753
3.45% 3/15/29	250,000	244,181
3.60% 9/15/28	250,000	246,416
3.90% 3/15/39	50,000	43,484
4.00% 12/15/36	100,000	91,727
4.00% 3/15/49	200,000	157,604
4.10% 9/15/38	150,000	135,630
4.88% 11/15/35	300,000	296,570
7.20% 3/15/39	300,000	351,548
Sanofi SA 3.63% 6/19/28	150,000	148,155
Takeda Pharmaceutical Co. Ltd.
2.05% 3/31/30	200,000	181,750
3.03% 7/9/40	200,000	151,735
3.18% 7/9/50	200,000	133,120
3.38% 7/9/60	200,000	128,364
5.00% 11/26/28	200,000	201,455
Takeda U.S. Financing, Inc. 5.20% 7/7/35	500,000	498,914
Utah Acquisition Sub, Inc. 5.25% 6/15/46	160,000	135,370
Viatris, Inc.
2.70% 6/22/30	95,000	86,700
4.00% 6/22/50	95,000	65,214
Wyeth LLC
5.95% 4/1/37	350,000	371,603
6.00% 2/15/36	100,000	106,235
6.50% 2/1/34	100,000	109,582
Zoetis, Inc.
3.00% 9/12/27	100,000	98,387
3.00% 5/15/50	145,000	94,606
3.90% 8/20/28	50,000	49,386
3.95% 9/12/47	100,000	77,993
4.45% 8/20/48	50,000	41,827
5.60% 11/16/32	135,000	140,208
		32,970,616
Pipelines–0.88%
Boardwalk Pipelines LP
3.40% 2/15/31	45,000	41,993
4.45% 7/15/27	70,000	69,888
5.63% 8/1/34	250,000	255,059
Cheniere Corpus Christi Holdings LLC 3.70% 11/15/29	230,000	222,400
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Cheniere Energy Partners LP
5.75% 8/15/34	350,000	$360,778
5.95% 6/30/33	250,000	261,020
6.05% 11/30/56	75,000	75,759
Cheniere Energy, Inc. 5.20% 7/30/36	500,000	492,317
Columbia Pipeline Group, Inc. 5.80% 6/1/45	100,000	99,175
Eastern Energy Gas Holdings LLC
5.80% 1/15/35	250,000	258,541
6.20% 1/15/55	105,000	107,979
Enbridge, Inc.
3.40% 8/1/51	140,000	95,170
4.60% 6/20/28	400,000	399,774
4.85% 3/27/31	500,000	499,615
5.30% 4/5/29	250,000	254,117
5.50% 12/1/46	100,000	95,832
5.63% 4/5/34	155,000	159,578
5.70% 3/8/33	200,000	206,511
5.95% 4/5/54	145,000	145,374
Energy Transfer LP
3.75% 5/15/30	105,000	101,115
4.00% 10/1/27	245,000	243,425
4.95% 6/15/28	75,000	75,390
5.00% 5/15/44	70,000	61,478
5.00% 5/15/50	315,000	266,605
5.15% 3/15/45	150,000	133,802
5.30% 4/1/44	200,000	182,791
5.30% 4/15/47	150,000	134,629
5.40% 10/1/47	245,000	222,159
5.60% 9/1/34	700,000	714,404
5.80% 6/15/38	100,000	102,008
5.95% 10/1/43	125,000	122,690
6.00% 6/15/48	100,000	97,097
6.10% 12/1/28	180,000	185,656
6.50% 2/1/42	150,000	158,499
6.55% 12/1/33	145,000	156,884
7.50% 7/1/38	200,000	230,726
Enterprise Products Operating LLC
2.80% 1/31/30	105,000	98,762
3.13% 7/31/29	150,000	143,827
3.20% 2/15/52	350,000	231,793
3.30% 2/15/53	85,000	56,900
4.15% 10/16/28	100,000	99,259
4.20% 1/31/50	100,000	80,675
4.25% 2/15/48	90,000	73,702
4.45% 2/15/43	125,000	109,287
4.80% 2/1/49	100,000	87,769
4.85% 1/31/34	250,000	247,700
4.85% 3/15/44	125,000	114,153
4.90% 5/15/46	100,000	90,009
4.95% 2/15/35	540,000	535,858
5.55% 2/16/55	125,000	121,093
LVIP State Street Bond Index Fund-45

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC (continued)
5.70% 2/15/42	150,000	$152,100
5.95% 2/1/41	100,000	104,237
6.13% 10/15/39	50,000	53,429
7.55% 4/15/38	100,000	118,245
Kinder Morgan Energy Partners LP
5.00% 3/1/43	250,000	226,189
5.80% 3/15/35	150,000	155,545
6.50% 9/1/39	100,000	107,361
6.55% 9/15/40	200,000	214,544
7.75% 3/15/32	200,000	227,688
Kinder Morgan, Inc.
2.00% 2/15/31	140,000	123,767
3.25% 8/1/50	145,000	96,167
4.30% 3/1/28	200,000	199,167
5.10% 8/1/29	115,000	116,452
5.20% 6/1/33	70,000	70,958
5.20% 3/1/48	150,000	136,468
5.55% 6/1/45	200,000	192,159
5.95% 8/1/54	180,000	180,684
MPLX LP
2.65% 8/15/30	390,000	358,990
4.00% 3/15/28	175,000	173,319
4.25% 12/1/27	50,000	49,763
4.50% 4/15/38	290,000	262,651
4.70% 4/15/48	115,000	95,524
4.90% 4/15/58	50,000	41,290
5.00% 3/1/33	145,000	143,909
5.20% 3/1/47	165,000	148,917
5.20% 12/1/47	90,000	80,614
5.40% 9/15/35	400,000	398,895
5.50% 6/1/34	140,000	141,540
ONEOK Partners LP
6.13% 2/1/41	100,000	102,675
6.65% 10/1/36	100,000	108,497
ONEOK, Inc.
3.10% 3/15/30	100,000	94,273
3.40% 9/1/29	150,000	144,177
3.95% 3/1/50	155,000	112,150
4.00% 7/13/27	85,000	84,548
4.20% 10/3/47	100,000	76,929
4.25% 9/24/27	75,000	74,721
4.25% 9/15/46	180,000	140,282
4.45% 9/1/49	60,000	47,933
4.55% 7/15/28	150,000	149,768
4.75% 10/15/31	100,000	98,848
4.95% 7/13/47	100,000	85,849
5.05% 11/1/34	100,000	97,810
5.20% 7/15/48	75,000	66,494
5.40% 10/15/35	400,000	399,314
5.65% 9/1/34	125,000	127,368
5.70% 11/1/54	100,000	92,831
5.85% 11/1/64	100,000	93,418
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK, Inc. (continued)
6.05% 9/1/33	105,000	$109,911
6.63% 9/1/53	250,000	262,026
Plains All American Pipeline LP 5.95% 6/15/35	250,000	257,157
Plains All American Pipeline LP/PAA Finance Corp.
4.30% 1/31/43	100,000	82,526
6.65% 1/15/37	125,000	134,869
Sabine Pass Liquefaction LLC
4.20% 3/15/28	70,000	69,522
4.50% 5/15/30	255,000	252,534
5.90% 9/15/37	235,993	246,297
South Bow USA Infrastructure Holdings LLC 5.58% 10/1/34	300,000	298,878
Spectra Energy Partners LP 4.50% 3/15/45	50,000	42,274
Targa Resources Corp.
5.50% 2/15/35	195,000	196,831
6.13% 5/15/55	150,000	149,691
6.50% 2/15/53	250,000	261,639
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88% 2/1/31	700,000	697,319
Tennessee Gas Pipeline Co. LLC 7.63% 4/1/37	150,000	175,810
TransCanada PipeLines Ltd.
4.10% 4/15/30	500,000	488,662
4.25% 5/15/28	150,000	149,034
4.63% 3/1/34	200,000	193,328
6.10% 6/1/40	100,000	104,554
7.25% 8/15/38	100,000	114,365
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	100,000	94,952
3.95% 5/15/50	200,000	153,128
4.00% 3/15/28	100,000	98,960
4.45% 8/1/42	100,000	86,947
4.60% 3/15/48	100,000	85,079
Valero Energy Partners LP 4.50% 3/15/28	100,000	99,874
Western Midstream Operating LP
5.45% 11/15/34	350,000	348,129
5.70% 7/1/36	100,000	100,180
6.15% 4/1/33	155,000	161,668
Williams Cos., Inc.
2.60% 3/15/31	135,000	122,168
3.50% 11/15/30	150,000	142,387
4.85% 3/1/48	70,000	60,699
4.90% 3/15/29	250,000	251,502
5.15% 3/15/36	500,000	491,432
LVIP State Street Bond Index Fund-46

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Williams Cos., Inc. (continued)
5.30% 8/15/28	350,000	$355,051
5.75% 6/24/44	95,000	93,926
6.00% 3/15/55	90,000	90,060
		23,072,851
Private Equity–0.04%
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45% 4/15/50	150,000	101,703
Brookfield Finance, Inc.
2.72% 4/15/31	80,000	72,731
3.50% 3/30/51	200,000	136,168
3.90% 1/25/28	100,000	98,822
4.70% 9/20/47	150,000	126,756
5.68% 1/15/35	250,000	254,095
5.97% 3/4/54	250,000	246,871
		1,037,146
Real Estate–0.01%
CBRE Services, Inc.
4.80% 6/15/30	150,000	149,956
5.25% 6/1/36	165,000	162,707
		312,663
Real Estate Investment Trusts–0.82%
Agree LP 5.63% 6/15/34	60,000	61,629
Alexandria Real Estate Equities, Inc.
2.00% 5/18/32	125,000	105,270
2.75% 12/15/29	100,000	93,242
2.95% 3/15/34	40,000	33,972
3.38% 8/15/31	60,000	55,267
3.95% 1/15/28	100,000	98,913
4.50% 7/30/29	110,000	108,755
5.25% 3/15/36	500,000	491,599
American Homes 4 Rent LP
2.38% 7/15/31	80,000	70,769
3.63% 4/15/32	140,000	130,047
5.50% 2/1/34	250,000	253,186
American Tower Corp.
1.50% 1/31/28	50,000	47,658
1.88% 10/15/30	250,000	221,879
2.10% 6/15/30	25,000	22,600
2.70% 4/15/31	100,000	90,991
3.10% 6/15/50	300,000	195,353
3.60% 1/15/28	100,000	98,573
4.90% 3/15/30	250,000	251,159
5.35% 3/15/35	550,000	553,582
5.40% 1/31/35	125,000	126,485
5.80% 11/15/28	140,000	143,447
Americold Realty Operating Partnership LP 5.60% 5/15/32	60,000	60,217
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
AvalonBay Communities, Inc.
1.90% 12/1/28	100,000	$94,067
2.45% 1/15/31	105,000	95,695
3.20% 1/15/28	85,000	83,401
3.30% 6/1/29	60,000	57,918
3.90% 10/15/46	50,000	39,365
4.15% 7/1/47	50,000	40,593
5.35% 6/1/34	115,000	117,546
Boston Properties LP
2.45% 10/1/33	100,000	82,252
2.55% 4/1/32	150,000	130,637
3.40% 6/21/29	150,000	144,209
4.50% 12/1/28	70,000	69,576
5.75% 1/15/35	250,000	252,381
Brixmor Operating Partnership LP 4.13% 5/15/29	500,000	492,598
Camden Property Trust
3.35% 11/1/49	40,000	28,146
4.90% 1/15/34	250,000	248,921
COPT Defense Properties LP 2.75% 4/15/31	100,000	90,703
Cousins Properties LP 5.38% 2/15/32	60,000	60,862
Crown Castle, Inc.
2.10% 4/1/31	200,000	175,896
2.25% 1/15/31	40,000	35,626
2.90% 4/1/41	200,000	145,472
3.25% 1/15/51	150,000	98,884
3.65% 9/1/27	140,000	138,620
3.80% 2/15/28	150,000	148,111
4.75% 5/15/47	25,000	21,170
5.00% 1/11/28	70,000	70,374
5.20% 2/15/49	100,000	89,343
5.60% 6/1/29	125,000	127,783
CubeSmart LP
2.00% 2/15/31	160,000	141,304
3.00% 2/15/30	100,000	94,062
4.38% 2/15/29	30,000	29,752
Digital Realty Trust LP
3.60% 7/1/29	65,000	62,968
3.70% 8/15/27	100,000	99,113
5.55% 1/15/28	175,000	177,488
DOC Dr. LLC
2.63% 11/1/31	50,000	44,596
3.95% 1/15/28	100,000	99,032
Equinix Europe 2 Financing Corp. LLC 5.50% 6/15/34	110,000	111,526
Equinix, Inc.
1.55% 3/15/28	125,000	118,819
2.15% 7/15/30	55,000	49,586
2.95% 9/15/51	250,000	156,394
3.00% 7/15/50	45,000	28,648
3.20% 11/18/29	90,000	85,710
3.90% 4/15/32	200,000	189,045
LVIP State Street Bond Index Fund-47

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
ERP Operating LP
2.50% 2/15/30	100,000	$92,849
3.00% 7/1/29	100,000	95,567
4.15% 12/1/28	100,000	99,049
4.50% 6/1/45	50,000	43,325
Essential Properties LP 5.38% 7/15/36	115,000	113,467
Essex Portfolio LP
1.70% 3/1/28	210,000	200,706
3.00% 1/15/30	100,000	94,387
4.00% 3/1/29	100,000	98,356
Extra Space Storage LP
2.20% 10/15/30	235,000	210,742
3.90% 4/1/29	20,000	19,590
4.00% 6/15/29	100,000	98,050
4.90% 2/1/32	250,000	249,061
4.95% 1/15/33	350,000	346,429
Federal Realty OP LP
3.25% 7/15/27	100,000	98,697
5.38% 5/1/28	200,000	202,695
GLP Capital LP/GLP Financing II, Inc.
3.25% 1/15/32	50,000	44,767
4.00% 1/15/30	95,000	91,224
4.00% 1/15/31	50,000	47,218
5.63% 9/15/34	250,000	248,033
5.75% 6/1/28	75,000	75,836
6.25% 9/15/54	180,000	180,705
Healthcare Realty Holdings LP
2.00% 3/15/31	110,000	96,085
3.10% 2/15/30	50,000	47,057
3.75% 7/1/27	50,000	49,684
Healthpeak OP LLC
2.13% 12/1/28	160,000	150,806
3.00% 1/15/30	150,000	141,446
Highwoods Realty LP
2.60% 2/1/31	65,000	58,013
4.20% 4/15/29	100,000	97,819
Host Hotels & Resorts LP
3.50% 9/15/30	70,000	66,201
5.50% 4/15/35	250,000	250,864
Invitation Homes Operating Partnership LP
2.30% 11/15/28	100,000	94,639
4.95% 2/1/32	115,000	114,185
5.50% 8/15/33	250,000	254,627
Kilroy Realty LP
2.50% 11/15/32	50,000	41,475
3.05% 2/15/30	100,000	92,370
4.25% 8/15/29	150,000	145,592
Kimco Realty OP LLC
2.25% 12/1/31	70,000	61,890
4.13% 12/1/46	100,000	81,818
4.45% 9/1/47	100,000	84,829
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Kite Realty Group LP 4.95% 12/15/31	175,000	$174,461
Mid-America Apartments LP
1.70% 2/15/31	50,000	43,692
3.95% 3/15/29	100,000	98,342
4.95% 3/1/35	250,000	246,955
National Health Investors, Inc. 3.00% 2/1/31	25,000	22,657
NNN REIT, Inc.
2.50% 4/15/30	150,000	138,486
3.00% 4/15/52	50,000	31,678
3.10% 4/15/50	150,000	97,427
3.50% 4/15/51	90,000	63,603
Omega Healthcare Investors, Inc.
3.25% 4/15/33	150,000	133,279
3.38% 2/1/31	50,000	46,421
3.63% 10/1/29	100,000	95,912
Piedmont Operating Partnership LP
2.75% 4/1/32	35,000	29,969
3.15% 8/15/30	200,000	183,490
Prologis LP
1.25% 10/15/30	115,000	99,970
1.63% 3/15/31	200,000	174,331
1.75% 7/1/30	100,000	89,500
2.13% 10/15/50	85,000	45,715
2.25% 4/15/30	95,000	87,197
3.00% 4/15/50	50,000	32,949
3.88% 9/15/28	65,000	63,994
4.38% 2/1/29	125,000	124,681
4.38% 9/15/48	50,000	41,684
4.75% 6/15/33	200,000	198,182
4.90% 6/15/36	80,000	78,370
5.13% 1/15/34	140,000	140,973
Public Storage Operating Co.
1.95% 11/9/28	85,000	80,279
2.25% 11/9/31	65,000	57,616
3.09% 9/15/27	60,000	59,133
3.39% 5/1/29	65,000	63,196
5.00% 12/15/35	70,000	69,274
5.10% 8/1/33	50,000	50,601
5.35% 8/1/53	200,000	191,788
Realty Income Corp.
1.80% 3/15/33	125,000	103,566
2.10% 3/15/28	100,000	96,090
2.20% 6/15/28	65,000	62,204
2.70% 2/15/32	125,000	111,646
2.85% 12/15/32	95,000	84,488
3.10% 12/15/29	100,000	95,225
3.40% 1/15/30	100,000	95,760
3.95% 8/15/27	80,000	79,630
4.00% 7/15/29	45,000	44,175
4.65% 3/15/47	100,000	87,860
4.70% 12/15/28	175,000	175,438
LVIP State Street Bond Index Fund-48

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Regency Centers LP
4.13% 3/15/28	100,000	$99,359
5.10% 1/15/35	160,000	159,992
Sabra Health Care LP 3.90% 10/15/29	100,000	96,989
Safehold GL Holdings LLC 5.65% 1/15/35	250,000	253,172
Simon Property Group LP
1.75% 2/1/28	250,000	239,852
2.20% 2/1/31	250,000	224,568
2.25% 1/15/32	50,000	43,769
2.45% 9/13/29	150,000	140,570
3.25% 9/13/49	100,000	68,618
5.50% 3/8/33	250,000	258,333
Store Capital LLC
2.70% 12/1/31	100,000	88,082
2.75% 11/18/30	50,000	45,170
4.50% 3/15/28	50,000	49,706
Sun Communities Operating LP
2.30% 11/1/28	65,000	61,628
2.70% 7/15/31	40,000	36,004
Tanger Properties LP 3.88% 7/15/27	100,000	99,348
UDR, Inc.
1.90% 3/15/33	50,000	41,318
2.10% 8/1/32	25,000	21,259
3.50% 1/15/28	100,000	98,397
5.13% 9/1/34	145,000	144,402
Ventas Realty LP
3.00% 1/15/30	100,000	94,335
4.88% 4/15/49	50,000	43,681
5.00% 1/15/35	190,000	187,288
5.63% 7/1/34	145,000	148,906
VICI Properties LP
5.13% 11/15/31	435,000	433,098
5.63% 4/1/35	300,000	300,127
Welltower OP LLC
2.75% 1/15/31	105,000	96,623
2.80% 6/1/31	200,000	183,443
3.10% 1/15/30	55,000	52,267
4.25% 4/15/28	50,000	49,764
4.95% 9/1/48	50,000	46,155
5.13% 7/1/35	250,000	250,950
Weyerhaeuser Co.
3.38% 3/9/33	60,000	54,301
4.00% 3/9/52	45,000	34,081
7.38% 3/15/32	250,000	278,894
WP Carey, Inc.
2.25% 4/1/33	50,000	41,963
2.40% 2/1/31	50,000	44,965
5.20% 9/15/36	180,000	177,634
		21,643,836
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail–0.55%
AutoNation, Inc.
3.80% 11/15/27	100,000	$98,735
3.85% 3/1/32	100,000	93,424
AutoZone, Inc.
1.65% 1/15/31	85,000	74,146
3.75% 4/18/29	100,000	97,729
5.40% 7/15/34	180,000	183,039
6.25% 11/1/28	125,000	129,345
Best Buy Co., Inc. 1.95% 10/1/30	250,000	222,701
Darden Restaurants, Inc.
4.55% 2/15/48	35,000	29,322
6.30% 10/10/33	145,000	154,518
Dollar General Corp.
4.13% 5/1/28	70,000	69,478
5.00% 11/1/32	60,000	59,739
5.20% 7/5/28	140,000	141,504
5.50% 11/1/52	100,000	95,812
Dollar Tree, Inc.
3.38% 12/1/51	100,000	66,872
4.20% 5/15/28	165,000	163,710
Genuine Parts Co.
1.88% 11/1/30	55,000	47,987
2.75% 2/1/32	65,000	56,677
6.50% 11/1/28	250,000	257,989
Home Depot, Inc.
0.90% 3/15/28	80,000	75,673
1.50% 9/15/28	150,000	141,388
1.88% 9/15/31	65,000	56,950
2.38% 3/15/51	250,000	141,842
2.70% 4/15/30	200,000	187,717
2.75% 9/15/51	150,000	91,487
2.80% 9/14/27	200,000	196,684
3.13% 12/15/49	250,000	166,848
3.25% 4/15/32	65,000	60,486
3.50% 9/15/56	135,000	93,472
3.63% 4/15/52	95,000	68,729
3.90% 12/6/28	60,000	59,484
3.90% 6/15/47	150,000	117,647
4.20% 4/1/43	150,000	128,151
4.25% 4/1/46	100,000	83,522
4.50% 9/15/32	145,000	144,197
4.50% 12/6/48	200,000	170,468
4.75% 6/25/29	115,000	116,138
4.88% 2/15/44	96,000	88,525
4.90% 4/15/29	145,000	146,915
4.95% 6/25/34	95,000	95,319
5.30% 6/25/54	50,000	47,325
5.40% 9/15/40	100,000	100,344
5.88% 12/16/36	350,000	372,641
5.95% 4/1/41	100,000	105,831
Lowe's Cos., Inc.
1.30% 4/15/28	65,000	61,438
1.70% 9/15/28	50,000	47,050
1.70% 10/15/30	65,000	57,500
LVIP State Street Bond Index Fund-49

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Lowe's Cos., Inc. (continued)
2.63% 4/1/31	250,000	$227,714
2.80% 9/15/41	100,000	71,392
3.00% 10/15/50	850,000	538,131
3.50% 4/1/51	125,000	86,881
3.65% 4/5/29	170,000	166,032
3.70% 4/15/46	200,000	150,296
4.05% 5/3/47	147,000	114,921
4.85% 10/15/35	600,000	585,235
5.00% 4/15/33	165,000	165,652
5.63% 4/15/53	200,000	192,627
McDonald's Corp.
2.13% 3/1/30	65,000	59,679
3.63% 5/1/43	100,000	78,307
3.63% 9/1/49	50,000	36,469
3.80% 4/1/28	200,000	197,951
4.45% 3/1/47	225,000	189,981
4.45% 9/1/48	40,000	33,495
4.60% 5/15/30	250,000	250,960
4.60% 9/9/32	105,000	104,952
4.60% 5/26/45	94,000	82,118
4.95% 3/3/35	250,000	248,930
5.45% 8/14/53	200,000	192,281
6.30% 3/1/38	50,000	54,535
O'Reilly Automotive, Inc.
1.75% 3/15/31	225,000	196,729
3.60% 9/1/27	100,000	99,010
3.90% 6/1/29	100,000	97,959
4.35% 6/1/28	100,000	99,605
5.10% 3/12/36	115,000	113,937
Ross Stores, Inc. 1.88% 4/15/31	100,000	88,177
Starbucks Corp.
2.55% 11/15/30	200,000	183,195
3.50% 11/15/50	200,000	139,894
4.00% 11/15/28	150,000	148,269
4.45% 8/15/49	200,000	165,053
4.50% 11/15/48	80,000	66,711
4.80% 2/15/33	180,000	179,016
5.00% 2/15/34	139,000	139,300
Target Corp.
2.35% 2/15/30	60,000	55,700
2.95% 1/15/52	310,000	197,866
3.38% 4/15/29	200,000	194,810
4.40% 1/15/33	65,000	64,224
4.50% 9/15/32	250,000	249,513
4.50% 9/15/34	145,000	140,877
5.00% 4/15/35	175,000	175,100
TJX Cos., Inc.
1.15% 5/15/28	50,000	47,199
1.60% 5/15/31	50,000	43,623
Tractor Supply Co. 5.25% 5/15/33	60,000	60,357
Walmart, Inc.
1.80% 9/22/31	55,000	48,582
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Walmart, Inc. (continued)
2.38% 9/24/29	6,000	$5,655
2.50% 9/22/41	110,000	78,936
2.65% 9/22/51	80,000	49,552
3.25% 7/8/29	780,000	759,954
3.90% 4/15/28	155,000	154,271
3.95% 9/9/27	295,000	294,232
4.10% 4/15/33	165,000	160,552
4.15% 9/9/32	315,000	310,177
4.50% 9/9/52	250,000	216,673
4.50% 4/15/53	155,000	134,675
4.75% 4/30/36	300,000	297,478
		14,551,898
Semiconductors–0.62%
Advanced Micro Devices, Inc. 4.32% 3/24/28	185,000	185,079
Analog Devices, Inc.
1.70% 10/1/28	45,000	42,377
2.10% 10/1/31	60,000	52,819
2.80% 10/1/41	50,000	36,328
2.95% 10/1/51	55,000	35,553
5.05% 4/1/34	65,000	65,692
5.30% 4/1/54	100,000	95,244
Applied Materials, Inc.
1.75% 6/1/30	30,000	27,005
4.35% 4/1/47	70,000	60,022
4.80% 6/15/29	65,000	65,736
5.10% 10/1/35	70,000	70,664
Broadcom, Inc.
1.95% 2/15/28	165,000	158,747
2.45% 2/15/31	400,000	361,915
2.60% 2/15/33	400,000	347,707
3.42% 4/15/33	345,000	314,497
3.50% 2/15/41	135,000	107,865
3.75% 2/15/51	80,000	59,392
4.15% 11/15/30	200,000	195,787
4.15% 4/15/32	100,000	96,244
4.20% 10/15/30	300,000	294,078
4.30% 11/15/32	115,000	111,388
4.60% 1/15/33	600,000	588,565
4.80% 4/15/28	250,000	251,399
4.80% 10/15/34	700,000	685,101
4.80% 2/15/36	300,000	291,134
5.05% 4/15/30	165,000	167,451
5.15% 11/15/31	125,000	127,191
5.20% 4/15/32	145,000	147,754
Intel Corp.
3.25% 11/15/49	165,000	107,431
3.73% 12/8/47	200,000	143,986
3.75% 8/5/27	500,000	496,121
3.90% 3/25/30	500,000	485,670
4.00% 12/15/32	250,000	236,063
4.10% 5/19/46	150,000	116,178
4.65% 6/1/31	85,000	84,174
LVIP State Street Bond Index Fund-50

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Intel Corp. (continued)
4.75% 3/25/50	200,000	$166,169
4.88% 2/10/28	190,000	190,656
4.95% 3/25/60	300,000	249,083
5.05% 8/5/62	500,000	417,241
5.20% 2/10/33	165,000	166,818
5.30% 5/15/36	130,000	129,350
5.63% 2/10/43	100,000	97,154
5.70% 2/10/53	70,000	66,014
5.90% 2/10/63	400,000	382,686
6.13% 5/15/56	90,000	89,880
KLA Corp.
3.30% 3/1/50	75,000	52,064
4.70% 2/1/34	250,000	247,034
4.95% 7/15/52	165,000	149,607
Lam Research Corp.
1.90% 6/15/30	50,000	45,251
2.88% 6/15/50	35,000	22,557
3.13% 6/15/60	240,000	149,620
4.00% 3/15/29	85,000	84,060
4.88% 3/15/49	50,000	45,536
Marvell Technology, Inc.
2.45% 4/15/28	65,000	62,602
2.95% 4/15/31	60,000	55,150
4.88% 6/22/28	100,000	100,412
5.30% 4/15/36	140,000	139,290
5.75% 2/15/29	250,000	256,338
Microchip Technology, Inc. 5.05% 2/15/30	250,000	251,046
Micron Technology, Inc.
2.70% 4/15/32	90,000	80,634
3.37% 11/1/41	65,000	50,732
3.48% 11/1/51	95,000	67,749
NVIDIA Corp.
3.50% 4/1/50	600,000	439,614
4.25% 6/15/28	250,000	249,488
4.35% 6/15/29	250,000	249,247
4.50% 6/15/31	550,000	548,053
4.75% 6/15/33	250,000	249,285
4.95% 6/15/36	350,000	346,931
5.55% 6/15/46	170,000	168,737
5.63% 6/15/56	350,000	347,412
NXP BV/NXP Funding LLC 5.55% 12/1/28	65,000	66,175
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65% 2/15/32	200,000	177,122
3.13% 2/15/42	155,000	112,640
3.25% 11/30/51	110,000	72,900
3.40% 5/1/30	85,000	80,962
5.00% 1/15/33	50,000	49,833
QUALCOMM, Inc.
2.15% 5/20/30	200,000	182,934
3.25% 5/20/50	90,000	60,828
4.25% 5/20/32	20,000	19,623
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
QUALCOMM, Inc. (continued)
4.50% 5/20/52	45,000	$37,228
4.65% 5/20/35	200,000	195,672
4.80% 5/20/45	200,000	178,401
5.40% 5/20/33	200,000	207,095
Texas Instruments, Inc.
2.25% 9/4/29	65,000	60,830
3.88% 3/15/39	55,000	48,114
4.15% 5/15/48	300,000	246,279
4.60% 2/15/28	210,000	210,912
4.60% 2/8/29	115,000	115,796
4.85% 2/8/34	105,000	105,356
4.90% 3/14/33	75,000	75,964
5.05% 5/18/63	250,000	223,075
5.15% 2/8/54	125,000	117,503
TSMC Arizona Corp.
4.25% 4/22/32	200,000	197,104
4.50% 4/22/52	200,000	185,657
Xilinx, Inc. 2.38% 6/1/30	100,000	92,141
		16,246,001
Shipbuilding–0.01%
Huntington Ingalls Industries, Inc. 5.35% 1/15/30	125,000	127,067
		127,067
Software–0.74%
Adobe, Inc.
4.75% 1/17/28	250,000	251,491
4.95% 1/17/30	250,000	253,403
Autodesk, Inc. 2.85% 1/15/30	55,000	51,643
Broadridge Financial Solutions, Inc.
2.90% 12/1/29	150,000	140,723
5.75% 5/15/36	85,000	85,048
Concentrix Corp. 6.50% 3/1/29	300,000	289,210
Fidelity National Information Services, Inc.
3.10% 3/1/41	25,000	18,166
5.10% 7/15/32	500,000	500,375
Fiserv, Inc.
2.65% 6/1/30	200,000	182,852
3.50% 7/1/29	180,000	172,751
4.75% 3/15/30	250,000	247,541
5.45% 3/2/28	180,000	181,762
5.45% 3/15/34	500,000	496,515
Intuit, Inc.
4.95% 6/15/31	125,000	124,997
5.20% 9/15/33	250,000	251,054
5.50% 6/15/36	200,000	199,226
Microsoft Corp.
2.53% 6/1/50	574,000	341,336
LVIP State Street Bond Index Fund-51

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Microsoft Corp. (continued)
2.68% 6/1/60	382,000	$210,637
2.92% 3/17/52	1,280,000	812,565
3.04% 3/17/62	166,000	99,940
3.45% 8/8/36	596,000	531,777
4.50% 6/15/47	60,000	52,343
Oracle Corp.
2.30% 3/25/28	250,000	239,262
2.88% 3/25/31	240,000	214,417
2.95% 4/1/30	500,000	460,210
3.25% 11/15/27	200,000	196,009
3.60% 4/1/40	246,000	179,375
3.60% 4/1/50	300,000	182,434
3.65% 3/25/41	400,000	287,242
3.80% 11/15/37	90,000	71,905
3.85% 7/15/36	150,000	124,519
3.85% 4/1/60	700,000	411,102
3.90% 5/15/35	355,000	301,179
3.95% 3/25/51	405,000	259,112
4.00% 7/15/46	150,000	101,176
4.00% 11/15/47	140,000	93,285
4.10% 3/25/61	240,000	146,803
4.30% 7/8/34	200,000	178,503
4.45% 9/26/30	600,000	579,220
4.50% 5/6/28	90,000	89,412
4.55% 2/4/29	800,000	788,650
4.70% 9/27/34	700,000	641,361
4.90% 2/6/33	85,000	80,591
5.20% 9/26/35	1,000,000	936,206
5.38% 7/15/40	400,000	352,369
5.55% 2/6/53	115,000	92,634
6.13% 7/8/39	150,000	144,794
6.25% 11/9/32	250,000	256,940
6.50% 4/15/38	200,000	201,270
6.70% 2/4/56	600,000	564,726
6.90% 11/9/52	70,000	67,116
Paychex, Inc. 5.60% 4/15/35	300,000	303,137
Roper Technologies, Inc.
2.00% 6/30/30	115,000	103,215
4.20% 9/15/28	95,000	94,246
4.45% 9/15/30	500,000	493,299
Salesforce, Inc.
1.50% 7/15/28	135,000	127,080
1.95% 7/15/31	200,000	174,195
2.70% 7/15/41	120,000	81,935
2.90% 7/15/51	200,000	116,563
3.05% 7/15/61	100,000	56,146
3.70% 4/11/28	100,000	98,695
4.50% 3/15/28	250,000	249,684
4.65% 3/15/29	200,000	199,896
4.90% 9/15/31	250,000	249,443
5.20% 3/15/33	200,000	200,352
5.55% 3/15/36	350,000	349,735
6.40% 3/15/46	250,000	252,514
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Salesforce, Inc. (continued)
6.55% 3/15/56	350,000	$350,118
6.70% 3/15/66	200,000	201,590
ServiceNow, Inc.
1.40% 9/1/30	125,000	109,583
4.25% 5/15/28	100,000	99,665
4.70% 8/15/31	145,000	144,263
5.40% 5/15/36	160,000	159,918
6.30% 5/15/56	145,000	147,748
Synopsys, Inc. 4.65% 4/1/28	1,000,000	1,001,075
Take-Two Interactive Software, Inc. 5.40% 6/12/29	95,000	96,847
VMware LLC
1.80% 8/15/28	110,000	104,066
2.20% 8/15/31	135,000	118,890
		19,421,075
Telecommunications–1.03%
America Movil SAB de CV
2.88% 5/7/30	200,000	186,031
4.38% 7/16/42	200,000	172,353
6.13% 11/15/37	150,000	157,188
6.13% 3/30/40	250,000	260,730
6.38% 3/1/35	25,000	27,062
AT&T, Inc.
1.65% 2/1/28	45,000	43,003
2.25% 2/1/32	210,000	182,735
2.55% 12/1/33	400,000	335,961
2.75% 6/1/31	350,000	318,325
3.10% 2/1/43	250,000	179,037
3.50% 6/1/41	900,000	692,457
3.50% 9/15/53	460,000	298,622
3.55% 9/15/55	700,000	450,761
3.65% 6/1/51	400,000	271,966
3.65% 9/15/59	555,000	354,708
3.80% 12/1/57	812,000	541,913
3.85% 6/1/60	185,000	123,540
4.30% 2/15/30	286,000	282,233
4.35% 3/1/29	370,000	367,577
4.50% 5/15/35	220,000	207,128
4.55% 11/1/32	300,000	292,740
4.85% 3/1/39	120,000	111,439
4.90% 11/1/35	300,000	290,683
5.25% 3/1/37	150,000	147,289
5.35% 9/1/40	338,000	326,892
5.40% 2/15/34	265,000	268,641
5.85% 4/30/46	850,000	819,002
Bell Telephone Co. of Canada or Bell Canada
4.46% 4/1/48	100,000	83,072
5.20% 2/15/34	250,000	249,721
5.45% 11/15/36	215,000	213,492
British Telecommunications Ltd. 9.63% 12/15/30	350,000	413,597
LVIP State Street Bond Index Fund-52

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Cisco Systems, Inc.
5.10% 2/24/35	200,000	$202,037
5.30% 2/26/54	1,000,000	944,383
5.50% 1/15/40	200,000	203,743
5.90% 2/15/39	300,000	318,235
Corning, Inc.
3.90% 11/15/49	100,000	76,101
4.75% 3/15/42	250,000	228,783
5.45% 11/15/79	40,000	37,085
5.75% 8/15/40	25,000	25,576
Deutsche Telekom International Finance BV 8.25% 6/15/30	460,000	517,544
Juniper Networks, Inc.
2.00% 12/10/30	160,000	140,845
5.95% 3/15/41	100,000	100,084
Motorola Solutions, Inc.
2.30% 11/15/30	85,000	76,675
2.75% 5/24/31	100,000	90,845
4.60% 2/23/28	100,000	100,231
4.60% 5/23/29	100,000	99,713
5.40% 4/15/34	400,000	404,942
Orange SA
5.38% 1/13/42	100,000	96,631
9.00% 3/1/31	200,000	233,576
Rogers Communications, Inc.
5.00% 2/15/29	560,000	563,399
5.00% 3/15/44	100,000	88,666
7.50% 8/15/38	25,000	28,282
Telefonica Emisiones SA
4.90% 3/6/48	200,000	169,024
5.52% 3/1/49	200,000	183,598
7.05% 6/20/36	175,000	193,468
Telefonica Europe BV 8.25% 9/15/30	200,000	224,538
TELUS Corp. 3.70% 9/15/27	100,000	98,823
T-Mobile USA, Inc.
2.05% 2/15/28	255,000	245,025
2.25% 11/15/31	150,000	131,662
2.40% 3/15/29	55,000	51,914
2.55% 2/15/31	230,000	208,692
2.70% 3/15/32	110,000	97,763
3.00% 2/15/41	155,000	114,389
3.30% 2/15/51	275,000	179,382
3.40% 10/15/52	300,000	196,666
3.60% 11/15/60	265,000	171,527
3.88% 4/15/30	1,000,000	968,975
4.50% 4/15/50	500,000	403,581
4.63% 1/15/33	500,000	488,667
4.95% 3/15/28	75,000	75,467
5.05% 7/15/33	550,000	549,064
5.13% 5/15/32	175,000	176,807
5.15% 4/15/34	85,000	85,157
5.20% 1/15/33	130,000	131,540
5.30% 5/15/35	250,000	251,173
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc. (continued)
5.65% 1/15/53	65,000	$60,996
5.75% 1/15/34	105,000	108,724
5.80% 9/15/62	95,000	91,204
5.88% 11/15/55	115,000	111,981
Verizon Communications, Inc.
1.50% 9/18/30	300,000	264,147
1.68% 10/30/30	206,000	181,889
1.75% 1/20/31	250,000	219,602
2.10% 3/22/28	240,000	230,323
2.55% 3/21/31	415,000	376,744
2.65% 11/20/40	250,000	176,661
2.85% 9/3/41	95,000	67,578
2.88% 11/20/50	250,000	152,867
2.99% 10/30/56	431,000	253,789
3.00% 11/20/60	720,000	411,354
3.40% 3/22/41	195,000	150,718
3.55% 3/22/51	145,000	100,714
3.70% 3/22/61	120,000	80,244
3.88% 2/8/29	250,000	246,144
3.88% 3/1/52	250,000	183,124
4.00% 3/22/50	500,000	380,730
4.13% 8/15/46	35,000	27,659
4.33% 9/21/28	347,000	345,942
4.40% 11/1/34	600,000	568,791
4.50% 8/10/33	370,000	357,631
4.75% 1/15/33	500,000	492,231
5.05% 5/9/33	165,000	166,198
5.25% 4/2/35	150,000	149,959
5.88% 11/30/55	1,200,000	1,164,214
Vodafone Group PLC
5.35% 6/18/36	250,000	247,893
5.75% 6/28/54	250,000	235,915
5.88% 6/28/64	250,000	236,291
6.15% 2/27/37	400,000	422,812
7.88% 2/15/30	10,000	11,031
		26,920,276
Toys Games Hobbies–0.01%
Hasbro, Inc.
3.50% 9/15/27	60,000	59,299
3.90% 11/19/29	200,000	194,399
6.35% 3/15/40	65,000	68,007
		321,705
Transportation–0.40%
Burlington Northern Santa Fe LLC
3.30% 9/15/51	200,000	136,848
3.90% 8/1/46	105,000	82,887
4.13% 6/15/47	100,000	81,545
4.15% 12/15/48	40,000	32,378
4.40% 3/15/42	100,000	88,824
4.45% 3/15/43	100,000	88,665
LVIP State Street Bond Index Fund-53

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
4.70% 9/1/45	100,000	$89,295
4.95% 9/15/41	100,000	95,932
5.05% 3/1/41	100,000	96,767
5.15% 9/1/43	150,000	144,115
5.20% 4/15/54	145,000	134,971
5.50% 3/15/55	180,000	174,787
5.80% 3/15/56	150,000	151,836
6.15% 5/1/37	100,000	109,103
Canadian National Railway Co.
2.45% 5/1/50	65,000	38,451
3.20% 8/2/46	100,000	71,341
3.65% 2/3/48	100,000	75,504
4.40% 8/5/52	300,000	251,815
4.95% 5/12/36	250,000	248,514
6.20% 6/1/36	100,000	108,579
6.25% 8/1/34	100,000	109,000
Canadian Pacific Railway Co.
2.05% 3/5/30	35,000	31,978
2.45% 12/2/31	65,000	57,811
2.88% 11/15/29	65,000	61,623
3.00% 12/2/41	60,000	44,533
3.10% 12/2/51	75,000	48,974
4.20% 11/15/69	70,000	52,416
4.30% 5/15/43	100,000	86,269
4.70% 5/1/48	100,000	87,717
4.95% 8/15/45	100,000	91,864
5.20% 3/30/35	250,000	252,754
5.50% 3/15/56	40,000	38,604
6.13% 9/15/15	65,000	67,527
CH Robinson Worldwide, Inc. 4.20% 4/15/28	100,000	99,236
CSX Corp.
2.40% 2/15/30	50,000	46,432
3.35% 9/15/49	65,000	45,570
3.80% 3/1/28	100,000	98,964
3.80% 11/1/46	150,000	116,902
3.95% 5/1/50	90,000	69,923
4.10% 3/15/44	100,000	83,350
4.25% 3/15/29	150,000	148,894
4.25% 11/1/66	100,000	76,489
4.30% 3/1/48	100,000	82,914
4.65% 3/1/68	100,000	82,313
5.05% 6/15/35	250,000	250,515
5.20% 11/15/33	250,000	255,213
♦Federal Express Corp. Pass-Through Trusts 1.88% 8/20/35	494,130	426,648
FedEx Corp.
4.40% 1/15/47	100,000	85,355
4.55% 4/1/46	150,000	131,011
4.75% 11/15/45	350,000	314,317
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
JB Hunt Transport Services, Inc. 4.90% 3/15/30	125,000	$125,712
Kirby Corp. 4.20% 3/1/28	100,000	99,079
Norfolk Southern Corp.
2.90% 8/25/51	250,000	156,030
3.05% 5/15/50	100,000	65,278
3.16% 5/15/55	41,000	26,252
3.80% 8/1/28	60,000	59,202
3.94% 11/1/47	80,000	62,474
4.05% 8/15/52	132,000	101,452
4.15% 2/28/48	125,000	100,810
4.45% 6/15/45	100,000	86,083
4.65% 1/15/46	100,000	87,184
4.84% 10/1/41	111,000	103,274
5.05% 8/1/30	180,000	182,816
5.35% 8/1/54	125,000	118,011
Ryder System, Inc.
4.95% 9/1/29	100,000	100,746
5.25% 6/1/28	180,000	182,301
Union Pacific Corp.
2.38% 5/20/31	45,000	40,635
2.40% 2/5/30	85,000	79,036
2.80% 2/14/32	140,000	127,493
2.89% 4/6/36	115,000	96,835
2.95% 3/10/52	70,000	44,584
2.97% 9/16/62	75,000	43,994
3.25% 2/5/50	150,000	103,159
3.35% 8/15/46	150,000	108,273
3.38% 2/1/35	200,000	177,918
3.38% 2/14/42	80,000	62,909
3.50% 2/14/53	155,000	109,257
3.55% 8/15/39	70,000	58,852
3.60% 9/15/37	40,000	35,046
3.75% 2/5/70	40,000	27,270
3.80% 4/6/71	80,000	54,997
3.84% 3/20/60	240,000	173,001
3.85% 2/14/72	125,000	87,490
3.88% 2/1/55	94,000	70,320
3.95% 8/15/59	70,000	51,866
4.00% 4/15/47	100,000	79,450
4.10% 9/15/67	65,000	47,875
4.50% 1/20/33	250,000	247,797
United Parcel Service, Inc.
2.50% 9/1/29	45,000	42,468
3.40% 3/15/29	65,000	63,315
3.40% 11/15/46	150,000	108,381
3.40% 9/1/49	65,000	45,641
3.63% 10/1/42	75,000	59,549
4.25% 3/15/49	100,000	81,286
4.88% 3/3/33	145,000	146,651
4.88% 11/15/40	55,000	52,220
5.15% 5/22/34	210,000	214,413
5.25% 5/14/35	300,000	306,039
LVIP State Street Bond Index Fund-54

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
United Parcel Service, Inc. (continued)
5.30% 4/1/50	150,000	$142,238
		10,594,235
Trucking & Leasing–0.02%
GATX Corp.
1.90% 6/1/31	250,000	218,514
4.00% 6/30/30	65,000	63,326
4.55% 11/7/28	100,000	99,547
4.70% 4/1/29	50,000	49,930
5.20% 3/15/44	50,000	46,429
6.05% 3/15/34	100,000	104,831
		582,577
Water–0.07%
American Water Capital Corp.
2.30% 6/1/31	150,000	134,003
2.95% 9/1/27	180,000	177,202
3.25% 6/1/51	150,000	101,108
3.75% 9/1/28	150,000	147,616
4.00% 12/1/46	50,000	39,618
4.20% 9/1/48	100,000	80,652
4.30% 12/1/42	100,000	86,847
4.63% 6/1/29	95,000	95,051
5.20% 4/1/36	250,000	249,877
5.25% 3/1/35	115,000	116,376
Essential Utilities, Inc.
5.13% 3/15/36	125,000	123,221
5.38% 1/15/34	350,000	354,292
		1,705,863
Total Corporate Bonds (Cost $677,286,110)		632,526,594
MUNICIPAL BONDS–0.38%
American Municipal Power, Inc.
Series B 6.45% 2/15/44	50,000	52,120
Series B 7.83% 2/15/41	55,000	64,965
Bay Area Toll Authority
Series F-2 6.26% 4/1/49	200,000	208,459
Series S1 7.04% 4/1/50	74,841	84,988
Board of Regents of the University of Texas System
Series A 3.35% 8/15/47	100,000	75,042
Series B 2.44% 8/15/49	50,000	30,789
Series C 4.79% 8/15/46	90,000	85,763
California State University Series B 3.90% 11/1/47	50,000	41,244
Central Puget Sound Regional Transit Authority Series 2009-S 5.49% 11/1/39	50,000	50,455
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	60,000	52,138
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Chicago O'Hare International Airport (continued)
Series C 4.57% 1/1/54	65,000	$56,399
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A 6.90% 12/1/40	85,938	94,778
Series B 6.90% 12/1/40	36,185	39,906
City of Houston 3.96% 3/1/47	100,000	86,344
City of New York
Series C1 5.52% 10/1/37	85,000	85,497
Series F1 6.27% 12/1/37	100,000	105,823
City of Riverside Series A 3.86% 6/1/45	20,000	17,705
City of San Antonio Electric & Gas Systems Revenue 4.43% 2/1/42	250,000	238,102
Commonwealth of Massachusetts
4.91% 5/1/29	100,000	100,721
Series E 5.46% 12/1/39	100,000	100,942
County of Clark Department of Aviation Series C 6.82% 7/1/45	75,000	82,574
Dallas Area Rapid Transit Series B 6.00% 12/1/44	200,000	205,367
Dallas Fort Worth International Airport
Series A 4.51% 11/1/51	60,000	52,413
Series C 2.92% 11/1/50	40,000	28,330
Series C 3.09% 11/1/40	60,000	48,800
Dallas Independent School District Series C 6.45% 2/15/35	100,000	101,868
Empire State Development Corp. 5.77% 3/15/39	35,000	35,688
Grand Parkway Transportation Corp. Series B 3.24% 10/1/52	125,000	86,649
Health & Educational Facilities Authority of the State of Missouri Series A 3.65% 8/15/57	150,000	109,795
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	97,132
Los Angeles Community College District 6.75% 8/1/49	100,000	108,299
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	117,077
Metropolitan Government of Nashville & Davidson County Convention Center Auth Series B 6.73% 7/1/43	50,000	52,773
Metropolitan Transportation Authority 6.67% 11/15/39	130,000	140,335
LVIP State Street Bond Index Fund-55

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Metropolitan Water Reclamation District of Greater Chicago 5.72% 12/1/38	150,000	$152,997
Municipal Electric Authority of Georgia
6.66% 4/1/57	112,000	120,213
Series A 6.64% 4/1/57	135,000	144,133
Series A 7.06% 4/1/57	92,000	101,419
New Jersey Economic Development Authority Series A 7.43% 2/15/29	167,000	173,258
New Jersey Transportation Trust Fund Authority Series B 6.56% 12/15/40	100,000	109,562
New Jersey Turnpike Authority
Series A 7.10% 1/1/41	350,000	399,401
Series F 7.41% 1/1/40	90,000	105,033
New York City Municipal Water Finance Authority
5.95% 6/15/42	100,000	100,205
Series EE 6.01% 6/15/42	35,000	35,280
Series GG 5.72% 6/15/42	65,000	63,623
Pennsylvania Turnpike Commission Series B 5.51% 12/1/45	150,000	149,893
Permanent University Fund - University of Texas System Series A 3.38% 7/1/47	40,000	30,182
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	262,236
Series 174th 4.46% 10/1/62	250,000	212,074
Series 181 4.96% 8/1/46	155,000	147,981
Series 192 4.81% 10/15/65	250,000	226,415
Regents of the University of California Medical Center Pooled Revenue
Series H 6.55% 5/15/48	100,000	105,161
Series Q 4.13% 5/15/32	125,000	122,169
Rutgers The State University of New Jersey Series H 5.67% 5/1/40	155,000	158,124
Sales Tax Securitization Corp. Series B 3.82% 1/1/48	100,000	80,597
Salt River Project Agricultural Improvement & Power District 4.84% 1/1/41	60,000	57,731
San Diego County Regional Transportation Commission 5.91% 4/1/48	100,000	100,873
San Diego County Water Authority Series B 6.14% 5/1/49	100,000	102,210
State Board of Administration Finance Corp.
Series A 1.71% 7/1/27	100,000	97,564
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
State Board of Administration Finance Corp. (continued)
Series A 2.15% 7/1/30	100,000	$91,624
State of California
3.50% 4/1/28	100,000	98,745
4.60% 4/1/38	60,000	60,295
7.50% 4/1/34	325,000	369,563
7.55% 4/1/39	600,000	712,148
7.60% 11/1/40	80,000	95,786
7.63% 3/1/40	85,000	100,388
State of California (UNREFUNDED-TXBL-REF) 4.50% 4/1/33	75,000	74,067
State of Connecticut Series A 5.85% 3/15/32	100,000	104,994
State of Illinois 5.10% 6/1/33	637,908	644,440
State of Mississippi Series F 5.25% 11/1/34	100,000	101,900
State of Texas 5.52% 4/1/39	93,731	94,975
State Public School Building Authority Series A 5.00% 9/15/27	96,000	96,615
Texas Department of Transportation State Highway Fund Series B 5.18% 4/1/30	200,000	204,040
University of California
Series AD 4.86% 5/15/12	250,000	207,161
Series AQ 4.77% 5/15/15	250,000	203,261
Series BG 1.61% 5/15/30	60,000	54,285
University of Michigan
Series B 2.44% 4/1/40	50,000	37,900
Series B 2.56% 4/1/50	50,000	31,013
Series B 3.50% 4/1/52	200,000	146,102
Series C 3.60% 4/1/47	60,000	49,821
University of Virginia
2.26% 9/1/50	60,000	34,406
Series C 4.18% 9/1/17	50,000	36,931
Total Municipal Bonds (Cost $10,305,958)		9,948,074
NON-AGENCY ASSET-BACKED SECURITIES–0.38%
Ally Auto Receivables Trust Series 2026-1 Class A3 3.92% 10/15/30	75,000	74,396
American Express Credit Account Master Trust
Series 2024-3 Class A 4.65% 7/15/29	250,000	251,135
Series 2025-3 Class A 4.51% 4/15/32	900,000	902,328
BMW Vehicle Lease Trust Series 2026-1 Class A3 4.15% 5/25/29	135,000	134,403
LVIP State Street Bond Index Fund-56

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2 1.39% 7/15/30	600,000	$565,249
CarMax Auto Owner Trust Series 2025-4 Class A4 4.08% 6/16/31	500,000	494,781
CarMax Select Receivables Trust Series 2026-B Class A3 4.64% 12/16/30	63,000	63,023
Carvana Auto Receivables Trust Series 2026-P1 Class A3 4.26% 2/10/31	300,000	297,891
Chase Issuance Trust Series 2024-A2 Class A 4.63% 1/15/31	500,000	503,273
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3 6.15% 6/15/39	250,000	273,462
CNH Equipment Trust Series 2026-B Class A3 4.59% 9/15/31	200,000	200,459
Exeter Automobile Receivables Trust
Series 2026-1A Class B 4.22% 10/15/30	300,000	296,768
Series 2026-3A Class A3 4.47% 7/15/30	300,000	299,525
Ford Credit Auto Owner Trust Series 2026-B Class A3 4.39% 2/15/31	250,000	249,733
Ford Credit Floorplan Master Owner Trust A Series 2026-1 Class A 4.42% 5/15/31	327,000	326,181
GM Financial Automobile Leasing Trust Series 2026-2 Class A3 4.30% 3/20/29	150,000	149,783
GM Financial Consumer Automobile Receivables Trust Series 2026-2 Class A3 4.15% 8/18/31	103,000	102,361
Honda Auto Receivables Owner Trust Series 2026-2 Class A3 4.30% 11/15/30	538,000	536,624
Hyundai Auto Receivables Trust Series 2025-D Class A3 3.99% 9/16/30	800,000	794,029
Nissan Auto Receivables Owner Trust Series 2026-A Class A3 4.47% 12/16/30	300,000	300,274
Synchrony Card Funding LLC Series 2024-A2 Class A 4.93% 7/15/30	487,000	489,998
Toyota Auto Receivables Owner Trust Series 2025-D Class A3 3.84% 6/17/30	600,000	595,497
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Verizon Master Trust
Series 2024-3 Class A1A 5.34% 4/22/30	300,000	$302,540
Series 2026-1 Class A1A 3.94% 2/20/31	400,000	397,032
Volkswagen Auto Lease Trust Series 2026-A Class A3 4.17% 3/20/29	300,000	298,720
Volkswagen Auto Loan Enhanced Trust Series 2025-2 Class A3 3.92% 3/20/30	460,000	456,044
WF Card Issuance Trust Series 2026-A1 Class A 4.08% 4/15/31	500,000	496,230
World Omni Auto Receivables Trust Series 2026-B Class A3 4.37% 6/16/31	200,000	199,605
Total Non-Agency Asset-Backed Securities (Cost $10,168,603)		10,051,344
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.67%
Bank
Series 2017-BNK7 Class A4 3.18% 9/15/60	490,522	482,314
•Series 2018-BN13 Class A5 4.22% 8/15/61	145,000	142,958
Series 2019-BN17 Class A4 3.71% 4/15/52	265,000	257,345
Series 2019-BN24 Class A3 2.96% 11/15/62	500,000	466,170
Series 2020-BN25 Class A5 2.65% 1/15/63	600,000	554,512
Series 2020-BN28 Class A4 1.84% 3/15/63	187,500	165,535
Series 2021-BN31 Class A4 2.04% 2/15/54	313,043	276,827
•Series 2022-BNK44 Class A5 5.93% 11/15/55	750,000	781,386
Bank5 Series 2024-5YR11 Class A3 5.89% 11/15/57	600,000	617,065
Bank5 Trust Series 2025-5YR13 Class A3 5.75% 1/15/58	115,000	118,089
BBCMS Mortgage Trust
Series 2020-C6 Class A4 2.64% 2/15/53	650,000	599,087
Series 2020-C8 Class A5 2.04% 10/15/53	250,000	222,106
Series 2023-C20 Class A5 5.58% 7/15/56	140,000	144,289
Series 2024-5C29 Class A3 5.21% 9/15/57	165,000	166,454
Series 2024-C28 Class A5 5.40% 9/15/57	428,571	437,440
LVIP State Street Bond Index Fund-57

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust (continued)
Series 2024-C30 Class A5 5.53% 11/15/57	300,000	$309,171
Series 2025-5C33 Class A4 5.84% 3/15/58	200,000	206,135
Benchmark Mortgage Trust
•Series 2018-B2 Class A5 3.88% 2/15/51	195,000	191,698
Series 2018-B3 Class A5 4.03% 4/10/51	350,000	345,506
Series 2018-B5 Class A4 4.21% 7/15/51	200,000	197,277
Series 2019-B10 Class A4 3.72% 3/15/62	575,000	558,038
Series 2020-B18 Class A5 1.93% 7/15/53	296,875	262,590
Series 2020-B19 Class A5 1.85% 9/15/53	800,000	710,987
Series 2021-B24 Class A5 2.58% 3/15/54	500,000	448,716
•Series 2022-B35 Class A5 4.59% 5/15/55	350,000	338,197
Series 2024-V9 Class A3 5.60% 8/15/57	500,000	509,367
BMO Mortgage Trust
•Series 2024-5C8 Class A3 5.63% 12/15/57	175,000	178,877
Series 2025-C11 Class A5 5.69% 2/15/58	800,000	830,444
Series 2026-5C14 Class A3 5.21% 3/15/59	500,000	504,635
Citigroup Commercial Mortgage Trust
•Series 2018-B2 Class AS 4.18% 3/10/51	200,000	196,257
Series 2020-GC46 Class A5 2.72% 2/15/53	500,000	460,329
CSAIL Commercial Mortgage Trust
•Series 2017-CX10 Class A5 3.46% 11/15/50	500,000	486,831
Series 2020-C19 Class A3 2.56% 3/15/53	150,000	136,376
GS Mortgage Securities Trust
Series 2020-GC45 Class A5 2.91% 2/13/53	275,000	257,756
Series 2021-GSA3 Class A4 2.37% 12/15/54	600,000	528,690
JPM-DB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5 2.18% 5/13/53	400,000	346,159
Morgan Stanley Capital I Trust
Series 2017-HR2 Class A4 3.59% 12/15/50	500,000	490,271
Series 2020-L4 Class A3 2.70% 2/15/53	400,000	370,412
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust
Series 2017-C4 Class A4 3.56% 10/15/50	580,000	$569,169
Series 2017-C7 Class A4 3.68% 12/15/50	350,000	344,199
Series 2018-C14 Class A3 4.18% 12/15/51	206,532	203,879
Series 2018-C8 Class A4 3.98% 2/15/51	200,000	196,985
Wells Fargo Commercial Mortgage Trust
Series 2017-C41 Class A4 3.47% 11/15/50	350,000	342,824
Series 2018-C46 Class A4 4.15% 8/15/51	1,150,000	1,134,094
Series 2019-C50 Class A5 3.73% 5/15/52	310,000	299,253
Series 2020-C56 Class A5 2.45% 6/15/53	220,600	203,091
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $18,780,122)		17,589,790
ΔREGIONAL BONDS–0.27%
Canada—0.27%
Province of Alberta Canada
1.30% 7/22/30	150,000	133,451
3.30% 3/15/28	400,000	393,874
4.50% 1/24/34	215,000	214,497
Province of British Columbia Canada
1.30% 1/29/31	250,000	218,717
4.20% 7/6/33	320,000	313,949
4.70% 1/24/28	385,000	387,619
4.75% 6/12/34	250,000	252,314
4.90% 4/24/29	500,000	508,154
7.25% 9/1/36	100,000	118,523
Province of Manitoba Canada
4.30% 7/27/33	250,000	245,903
4.90% 5/31/34	150,000	152,658
Province of New Brunswick Canada 3.63% 2/24/28	150,000	148,380
Province of Ontario Canada
1.60% 2/25/31	250,000	221,720
2.00% 10/2/29	250,000	232,849
3.80% 1/29/29	500,000	494,557
4.70% 1/15/30	500,000	506,567
4.85% 6/11/35	450,000	457,453
5.05% 4/24/34	400,000	413,126
Province of Quebec 3.88% 1/14/31	500,000	490,710
Province of Quebec Canada
1.35% 5/28/30	200,000	178,798
4.25% 9/5/34	550,000	537,098
4.50% 4/3/29	200,000	201,230
LVIP State Street Bond Index Fund-58

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Quebec Canada (continued)
7.50% 9/15/29	175,000	$191,587
		7,013,734
Total Regional Bonds (Cost $7,127,893)		7,013,734
ΔSOVEREIGN BONDS–1.40%
Canada—0.11%
Canada Government International Bonds
3.75% 4/26/28	230,000	228,492
4.00% 3/18/30	355,000	352,554
4.25% 5/28/31	250,000	250,309
4.63% 4/30/29	235,000	237,891
Export Development Canada
3.75% 9/7/27	250,000	248,780
4.00% 6/20/30	500,000	495,833
4.13% 2/13/29	310,000	309,470
4.75% 6/5/34	145,000	148,450
Province of British Columbia Canada 4.05% 4/23/31	165,000	162,895
Province of Ontario Canada 4.85% 5/29/36	150,000	151,943
Province of Quebec Canada 4.63% 6/3/36	240,000	238,361
		2,824,978
Chile—0.08%
Chile Government International Bonds
2.55% 1/27/32	200,000	177,700
2.55% 7/27/33	250,000	214,525
3.10% 5/7/41	200,000	152,900
3.10% 1/22/61	200,000	124,960
3.24% 2/6/28	350,000	342,808
3.50% 1/31/34	500,000	453,475
3.50% 1/25/50	200,000	144,950
4.34% 3/7/42	200,000	176,390
5.33% 1/5/54	300,000	288,810
		2,076,518
Indonesia—0.11%
Indonesia Government International Bonds
2.85% 2/14/30	250,000	233,785
3.20% 9/23/61	200,000	122,230
3.50% 2/14/50	250,000	175,930
4.20% 10/15/50	400,000	315,462
4.55% 1/11/28	200,000	200,479
4.65% 9/20/32	100,000	97,921
4.70% 2/10/34	200,000	194,848
4.75% 2/11/29	200,000	200,914
4.75% 9/10/34	250,000	241,638
4.85% 1/11/33	200,000	196,818
5.03% 5/29/31	200,000	200,803
5.15% 9/10/54	250,000	229,428
5.25% 1/15/30	200,000	202,462
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia (continued)
Indonesia Government International Bonds (continued)
5.35% 2/11/49	200,000	$191,310
5.45% 9/20/52	12,500	11,890
5.69% 5/29/36	200,000	204,268
		3,020,186
Israel—0.10%
Israel Government International Bonds
3.25% 1/17/28	200,000	196,046
4.50% 1/13/31	800,000	782,048
4.50% 1/30/43	200,000	170,839
5.63% 2/19/35	200,000	204,221
5.75% 3/12/54	1,037,000	990,087
State of Israel
2.50% 1/15/30	200,000	183,853
3.38% 1/15/50	200,000	133,011
		2,660,105
Italy—0.02%
Republic of Italy Government International Bonds
3.88% 5/6/51	300,000	221,804
5.38% 6/15/33	400,000	414,208
		636,012
Japan—0.08%
Japan Bank for International Cooperation
1.25% 1/21/31	200,000	174,370
1.88% 4/15/31	200,000	178,461
2.00% 10/17/29	200,000	185,556
2.13% 2/16/29	200,000	189,066
2.88% 7/21/27	200,000	197,200
3.25% 7/20/28	300,000	293,665
4.63% 7/22/27	200,000	200,785
4.63% 4/17/34	200,000	200,322
4.63% 7/2/36	210,000	209,174
Japan International Cooperation Agency
3.38% 6/12/28	200,000	196,523
4.75% 5/21/29	200,000	202,139
		2,227,261
Mexico—0.29%
Mexico Government International Bonds
3.25% 4/16/30	205,000	190,876
3.50% 2/12/34	200,000	170,300
3.75% 1/11/28	200,000	197,530
3.77% 5/24/61	200,000	119,700
4.28% 8/14/41	200,000	157,200
4.35% 1/15/47	200,000	147,800
4.40% 2/12/52	200,000	143,000
4.50% 1/31/50	400,000	295,200
4.60% 2/10/48	200,000	151,300
4.75% 4/27/32	600,000	574,800
4.75% 3/8/44	1,000,000	804,000
5.38% 3/22/33	500,000	488,525
6.00% 5/7/36	200,000	199,280
LVIP State Street Bond Index Fund-59

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Government International Bonds (continued)
6.05% 1/11/40	475,000	$460,037
6.13% 2/9/38	700,000	686,700
6.25% 8/27/37	200,000	200,059
6.34% 5/4/53	500,000	468,000
6.40% 5/7/54	1,500,000	1,411,500
6.75% 9/27/34	500,000	526,825
6.75% 2/9/56	200,000	195,800
		7,588,432
Panama—0.10%
Panama Government International Bonds
2.25% 9/29/32	700,000	586,600
3.16% 1/23/30	445,000	418,300
3.87% 7/23/60	310,000	213,125
3.88% 3/17/28	300,000	294,900
4.30% 4/29/53	300,000	231,150
4.50% 4/16/50	200,000	159,858
6.40% 2/14/35	200,000	211,200
6.70% 1/26/36	200,000	214,860
8.88% 9/30/27	100,000	104,740
9.38% 4/1/29	100,000	111,165
		2,545,898
Peru—0.07%
Peru Government International Bonds
2.78% 1/23/31	140,000	128,884
3.00% 1/15/34	233,000	201,661
3.23% 7/28/21	500,000	276,950
3.30% 3/11/41	125,000	96,638
3.55% 3/10/51	395,000	276,974
3.60% 1/15/72	400,000	253,820
5.38% 2/8/35	100,000	100,800
5.63% 11/18/50	100,000	97,355
5.88% 8/8/54	50,000	49,725
8.75% 11/21/33	200,000	243,540
		1,726,347
Philippines—0.15%
Philippines Government International Bonds
2.46% 5/5/30	250,000	231,097
3.00% 2/1/28	200,000	195,794
3.20% 7/6/46	200,000	139,659
3.56% 9/29/32	200,000	186,311
3.70% 2/2/42	200,000	161,171
3.75% 1/14/29	400,000	393,881
3.95% 1/20/40	500,000	426,952
4.38% 3/5/30	250,000	248,089
4.75% 3/5/35	250,000	242,069
5.00% 7/17/33	200,000	199,937
5.00% 1/13/37	500,000	488,343
5.18% 9/5/49	250,000	231,155
5.33% 6/24/36	250,000	249,819
5.60% 5/14/49	250,000	244,540
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Philippines (continued)
Philippines Government International Bonds (continued)
5.61% 4/13/33	200,000	$206,510
		3,845,327
Poland—0.10%
Republic of Poland Government International Bonds
4.63% 3/18/29	400,000	402,556
4.63% 4/14/31	250,000	249,867
5.13% 9/18/34	1,004,000	1,008,619
5.38% 4/14/36	150,000	151,310
5.50% 4/4/53	400,000	378,549
5.75% 11/16/32	165,000	172,876
6.13% 4/14/56	185,000	188,133
		2,551,910
Republic of Korea—0.11%
Export-Import Bank of Korea
2.13% 1/18/32	200,000	177,449
3.75% 1/13/29	500,000	493,115
4.50% 1/11/29	200,000	200,844
5.00% 1/11/28	300,000	302,890
5.13% 9/18/28	200,000	203,206
5.13% 1/11/33	200,000	206,848
Korea Development Bank
1.63% 1/19/31	250,000	221,906
4.38% 2/15/33	300,000	296,569
4.50% 2/15/29	200,000	200,676
5.38% 10/23/28	200,000	204,447
Korea International Bonds 4.50% 7/3/29	250,000	251,357
		2,759,307
Sweden—0.03%
Svensk Exportkredit AB
3.63% 3/12/29	200,000	196,951
3.75% 9/13/27	265,000	263,616
4.13% 6/14/28	250,000	249,467
4.25% 2/1/29	200,000	200,079
		910,113
Uruguay—0.05%
Oriental Republic of Uruguay 5.25% 9/10/60	165,000	152,955
Uruguay Government International Bonds
4.38% 10/27/27	200,000	199,790
5.10% 6/18/50	600,000	561,000
7.63% 3/21/36	250,000	294,725
		1,208,470
Total Sovereign Bonds (Cost $39,338,423)		36,580,864
SUPRANATIONAL BANKS–1.25%
African Development Bank
3.50% 9/18/29	600,000	587,153
LVIP State Street Bond Index Fund-60

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
African Development Bank (continued)
4.38% 11/3/27	205,000	$205,489
4.38% 3/14/28	200,000	200,579
Asian Development Bank
0.75% 10/8/30	250,000	216,542
1.88% 3/15/29	500,000	470,809
1.88% 1/24/30	200,000	184,688
2.38% 8/10/27	250,000	245,195
3.13% 4/27/32	600,000	564,086
3.63% 8/28/29	650,000	639,115
3.75% 4/25/28	175,000	173,697
4.00% 1/12/33	170,000	166,930
4.13% 5/30/30	1,000,000	996,815
4.13% 1/12/34	400,000	393,770
4.25% 5/28/31	195,000	195,186
4.38% 1/14/28	360,000	361,123
4.38% 3/22/35	395,000	393,931
4.50% 8/25/28	268,000	269,814
Asian Infrastructure Investment Bank
3.75% 9/14/27	400,000	397,945
3.88% 4/22/31	125,000	123,282
4.00% 1/18/28	750,000	748,065
4.13% 1/18/29	205,000	204,776
4.50% 1/16/30	180,000	181,704
Corp. Andina de Fomento
4.13% 1/7/28	105,000	104,682
5.00% 1/22/30	200,000	203,353
Council of Europe Development Bank
4.00% 5/21/29	125,000	124,402
4.50% 1/15/30	280,000	282,490
European Bank for Reconstruction & Development
4.25% 5/29/31	210,000	210,097
4.25% 3/13/34	700,000	692,946
European Investment Bank
1.25% 2/14/31	1,175,000	1,030,138
1.63% 10/9/29	550,000	507,127
1.75% 3/15/29	187,000	175,501
3.25% 11/15/27	700,000	691,562
3.63% 7/15/30	160,000	156,556
3.75% 5/15/29	658,000	649,784
3.75% 2/14/33	815,000	788,710
3.88% 3/15/28	200,000	199,032
3.88% 6/15/28	260,000	258,565
4.00% 2/15/29	340,000	338,480
4.13% 2/13/34	536,000	527,610
4.25% 8/16/32	300,000	299,458
4.25% 2/8/36	800,000	787,698
4.38% 10/10/31	175,000	176,097
4.38% 8/16/33	400,000	401,025
4.50% 10/16/28	250,000	251,792
4.50% 3/14/30	440,000	444,389
4.75% 6/15/29	417,000	423,463
Inter-American Development Bank
0.63% 9/16/27	500,000	479,240
1.13% 7/20/28	200,000	188,131
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Inter-American Development Bank (continued)
1.13% 1/13/31	250,000	$218,365
3.20% 8/7/42	100,000	80,613
3.50% 4/12/33	250,000	237,676
3.63% 9/17/31	200,000	194,190
3.88% 10/28/41	100,000	88,684
4.00% 1/12/28	200,000	199,467
4.13% 2/15/29	1,280,000	1,278,187
4.25% 8/11/31	380,000	380,133
4.38% 7/17/34	250,000	249,741
4.38% 1/24/44	56,000	52,009
4.50% 2/15/30	350,000	353,326
4.50% 9/13/33	200,000	201,743
Inter-American Investment Corp.
4.13% 2/15/28	200,000	199,621
4.25% 4/1/30	300,000	299,600
4.38% 5/28/31	250,000	251,081
International Bank for Reconstruction & Development
0.75% 11/24/27	325,000	310,031
0.88% 5/14/30	500,000	440,846
1.13% 9/13/28	1,000,000	936,460
1.25% 2/10/31	1,000,000	876,713
1.63% 11/3/31	381,000	333,407
1.75% 10/23/29	250,000	231,226
2.50% 11/22/27	350,000	342,135
3.50% 7/12/28	200,000	197,416
3.50% 10/28/30	400,000	388,806
3.63% 5/5/28	600,000	594,233
3.88% 2/14/30	205,000	202,700
3.88% 8/28/34	185,000	178,544
4.00% 7/25/30	450,000	446,541
4.00% 1/10/31	1,000,000	991,172
4.13% 3/20/30	385,000	383,840
4.50% 4/10/31	318,000	321,758
4.50% 5/20/36	215,000	215,533
4.63% 1/15/32	1,360,000	1,383,258
4.75% 2/15/35	50,000	51,174
International Finance Corp.
0.75% 8/27/30	500,000	434,715
4.25% 7/2/29	280,000	280,443
4.50% 1/21/28	140,000	140,663
4.50% 7/13/28	155,000	155,975
Nordic Investment Bank
3.38% 9/8/27	250,000	247,613
4.38% 3/14/28	200,000	200,581
Total Supranational Banks (Cost $33,703,872)		32,883,241
U.S. TREASURY OBLIGATIONS–45.79%
U.S. Treasury Bonds
1.13% 5/15/40	3,000,000	1,898,086
1.13% 8/15/40	4,500,000	2,818,477
1.38% 8/15/50	5,000,000	2,452,734
1.63% 11/15/50	8,750,000	4,573,584
1.88% 2/15/41	3,000,000	2,081,484
1.88% 2/15/51	5,000,000	2,779,102
LVIP State Street Bond Index Fund-61

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
1.88% 11/15/51	7,500,000	$4,122,070
2.00% 2/15/50	1,500,000	874,043
2.00% 8/15/51	7,000,000	3,985,078
2.25% 2/15/52	7,000,000	4,214,492
2.38% 11/15/49	2,500,000	1,592,285
2.38% 5/15/51	1,500,000	938,086
2.50% 2/15/45	10,400,000	7,293,812
2.50% 2/15/46	6,350,000	4,378,275
2.75% 11/15/42	3,500,000	2,659,727
2.75% 8/15/47	4,200,000	2,969,203
2.75% 11/15/47	6,500,000	4,581,992
2.88% 5/15/43	6,000,000	4,605,000
2.88% 5/15/49	3,000,000	2,130,586
2.88% 5/15/52	2,000,000	1,383,516
3.00% 5/15/42	2,850,000	2,268,422
3.00% 11/15/45	8,100,000	6,116,449
3.00% 2/15/47	7,700,000	5,729,883
3.00% 8/15/48	11,000,000	8,058,789
3.00% 2/15/49	9,500,000	6,926,094
3.00% 8/15/52	1,000,000	709,023
3.13% 8/15/44	17,500,000	13,693,066
3.13% 5/15/48	4,000,000	3,005,156
3.25% 5/15/42	5,000,000	4,116,797
3.38% 11/15/48	2,000,000	1,564,297
3.63% 2/15/53	5,000,000	3,998,438
3.63% 5/15/53	6,500,000	5,194,668
3.88% 8/15/40	3,750,000	3,421,143
3.88% 5/15/43	7,000,000	6,187,070
4.00% 11/15/52	5,500,000	4,705,938
4.13% 8/15/44	1,000,000	904,375
4.13% 8/15/53	7,500,000	6,551,367
4.25% 2/15/54	10,600,000	9,458,016
4.25% 8/15/54	7,565,500	6,754,573
4.38% 5/15/41	2,750,000	2,635,059
4.38% 8/15/43	1,500,000	1,410,469
4.50% 11/15/54	4,200,000	3,909,773
4.63% 5/15/44	4,000,000	3,864,219
4.63% 11/15/44	3,000,000	2,891,133
4.63% 11/15/45	1,500,000	1,440,703
4.63% 2/15/46	2,000,000	1,919,688
4.63% 5/15/54	6,000,000	5,698,359
4.63% 2/15/55	4,600,000	4,371,258
4.63% 11/15/55	5,000,000	4,757,031
4.75% 11/15/43	2,500,000	2,458,984
4.75% 2/15/45	4,000,000	3,912,656
4.75% 11/15/53	4,700,000	4,546,883
4.75% 5/15/55	7,700,000	7,469,301
4.75% 8/15/55	5,800,000	5,627,586
4.75% 2/15/56	2,000,000	1,942,813
4.88% 8/15/45	2,500,000	2,480,957
5.00% 5/15/45	2,750,000	2,773,418
5.00% 5/15/46	5,000,000	5,037,500
5.00% 5/15/56	4,500,000	4,547,813
5.25% 11/15/28	500,000	512,324
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
5.38% 2/15/31	500,000	$524,902
5.50% 8/15/28	500,000	513,574
6.13% 11/15/27	800,000	821,031
6.13% 8/15/29	300,000	317,027
U.S. Treasury Notes
0.38% 7/31/27	38,000,000	36,499,297
0.50% 8/31/27	15,500,000	14,863,047
0.63% 12/31/27	10,000,000	9,490,625
0.63% 5/15/30	3,750,000	3,276,416
0.63% 8/15/30	5,000,000	4,330,078
0.75% 1/31/28	35,000,000	33,180,273
1.13% 2/29/28	12,000,000	11,418,281
1.25% 6/30/28	5,000,000	4,723,438
1.25% 8/15/31	12,000,000	10,371,094
1.38% 10/31/28	8,000,000	7,506,562
1.38% 12/31/28	10,000,000	9,343,359
1.38% 11/15/31	10,500,000	9,067,734
1.50% 2/15/30	6,000,000	5,466,094
1.63% 8/15/29	8,000,000	7,413,438
1.63% 5/15/31	16,000,000	14,194,375
1.88% 2/15/32	10,000,000	8,821,484
2.25% 11/15/27	11,500,000	11,208,457
2.38% 5/15/29	11,000,000	10,473,633
2.63% 2/15/29	9,000,000	8,657,578
2.63% 7/31/29	5,000,000	4,778,906
2.75% 2/15/28	7,000,000	6,845,234
2.75% 8/15/32	12,000,000	11,020,781
2.88% 5/15/28	4,000,000	3,907,656
2.88% 8/15/28	13,000,000	12,661,797
2.88% 5/15/32	12,000,000	11,140,781
3.38% 11/30/27	12,000,000	11,871,094
3.38% 12/31/27	28,000,000	27,679,531
3.38% 5/15/33	10,000,000	9,444,922
3.50% 1/31/28	6,000,000	5,938,125
3.50% 10/15/28	12,500,000	12,317,871
3.50% 12/15/28	10,000,000	9,845,312
3.50% 1/15/29	7,000,000	6,887,617
3.50% 2/15/29	32,000,000	31,470,000
3.50% 3/15/29	4,000,000	3,932,656
3.50% 1/31/30	8,000,000	7,820,312
3.50% 2/15/33	10,000,000	9,541,016
3.63% 3/31/28	8,000,000	7,926,875
3.63% 5/31/28	8,000,000	7,921,250
3.63% 8/15/28	1,000,000	989,063
3.63% 9/30/30	10,000,000	9,779,688
3.63% 9/30/31	18,000,000	17,496,562
3.75% 5/15/28	10,000,000	9,925,781
3.75% 6/30/30	7,500,000	7,378,125
3.75% 12/31/30	5,000,000	4,906,836
3.75% 10/31/32	13,000,000	12,615,586
3.88% 12/31/27	3,500,000	3,485,234
3.88% 4/15/29	20,000,000	19,848,438
3.88% 5/15/29	11,000,000	10,914,922
3.88% 9/30/29	9,000,000	8,918,438
LVIP State Street Bond Index Fund-62

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.88% 6/30/30	8,400,000	$8,302,875
3.88% 8/31/32	4,000,000	3,913,750
3.88% 9/30/32	15,000,000	14,667,773
3.88% 8/15/33	10,500,000	10,210,430
3.88% 8/15/34	13,000,000	12,556,680
4.00% 5/31/28	20,000,000	19,941,406
4.00% 6/30/28	10,000,000	9,969,141
4.00% 5/31/30	5,000,000	4,966,211
4.00% 7/31/30	2,000,000	1,985,469
4.00% 1/31/31	7,400,000	7,335,828
4.00% 6/30/32	4,000,000	3,944,219
4.00% 7/31/32	16,000,000	15,768,750
4.00% 2/15/34	25,200,000	24,619,219
4.00% 11/15/35	14,000,000	13,542,812
4.13% 11/15/27	6,000,000	5,996,250
4.13% 6/30/28	10,000,000	9,995,312
4.13% 7/31/28	6,000,000	5,995,781
4.13% 6/15/29	25,000,000	24,976,562
4.13% 10/31/29	11,000,000	10,982,383
4.13% 11/30/29	10,000,000	9,984,375
4.13% 8/31/30	3,500,000	3,490,293
4.13% 6/30/31	11,500,000	11,460,469
4.13% 7/31/31	7,000,000	6,971,016
4.13% 11/15/32	13,000,000	12,883,203
4.13% 2/15/36	11,500,000	11,219,687
4.25% 6/30/29	17,200,000	17,238,969
4.25% 2/28/31	6,134,500	6,144,804
4.25% 3/31/33	11,000,000	10,965,625
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.25% 11/15/34	7,500,000	$7,426,758
4.25% 5/15/35	14,000,000	13,834,844
4.25% 8/15/35	8,000,000	7,898,125
4.38% 11/30/28	9,000,000	9,041,484
4.38% 11/30/30	5,000,000	5,033,789
4.38% 1/31/32	5,000,000	5,032,227
4.38% 5/15/36	16,000,000	15,915,000
4.50% 5/31/29	1,000,000	1,009,063
4.50% 12/31/31	15,000,000	15,191,016
4.50% 11/15/33	9,000,000	9,090,352
4.63% 9/30/30	7,000,000	7,114,297
4.63% 4/30/31	10,000,000	10,178,906
4.63% 2/15/35	17,000,000	17,269,609
4.88% 10/31/30	10,000,000	10,262,891
Total U.S. Treasury Obligations (Cost $1,281,581,064)		1,201,922,982

	Number of Shares
MONEY MARKET FUND–2.29%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	60,136,050	60,136,050
Total Money Market Fund (Cost $60,136,050)		60,136,050

TOTAL INVESTMENTS–101.29% (Cost $2,848,495,405)	2,658,586,408

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.29%)	(33,874,790)
NET ASSETS APPLICABLE TO 258,641,499 SHARES OUTSTANDING–100.00%	$2,624,711,618
NET ASSET VALUE PER SHARE–LVIP STATE STREET BOND INDEX FUND STANDARD CLASS ($1,733,009,364 / 170,721,786 Shares)	$10.151
NET ASSET VALUE PER SHARE–LVIP STATE STREET BOND INDEX FUND SERVICE CLASS ($891,702,254 / 87,919,713 Shares)	$10.142
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$2,876,841,370
Distributable earnings/(accumulated loss)	(252,129,752)
TOTAL NET ASSETS	$2,624,711,618

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

LVIP State Street Bond Index Fund-63

LVIP State Street Bond Index Fund
Statement of Net Assets (continued)
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
^Zero coupon security.
ΔSecurities have been classified by country of origin.

★Includes $81,697,278 payable for securities purchased, $651,910 payable for fund shares redeemed, $207,290 other accrued expenses payable, $833,265 due to manager and affiliates, $28,591 payable for audit fee and $41,544 payable for fund accounting fee as of June 30,
2026.

Summary of Abbreviations:
BMO–Bank of Montreal
FREMF–Freddie Mac Multifamily
GM–Insured by Assured Guaranty Municipal Corporation
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-DB–JPMorgan Deutsche Bank
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
TBA–To be announced
WF–Wells Fargo
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Bond Index Fund-64

LVIP State Street Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $284)	$47,850,387
Dividends	561,549
48,411,936
EXPENSES:
Management fees	5,094,179
Distribution fees-Service Class	1,093,108
Shareholder servicing fees	369,328
Accounting and administration expenses	206,814
Pricing fees	169,360
Index fees	160,814
Professional fees	61,967
Trustees’ fees and expenses	36,568
Custodian fees	26,048
Reports and statements to shareholders	16,909
Consulting fees	12,300
Other	24,683
7,272,078
Less:
Management fees waived	(1,535,808)
Total operating expenses	5,736,270
NET INVESTMENT INCOME	42,675,666
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(4,717,167)
Net change in unrealized appreciation (depreciation) of investments	(24,444,192)
NET REALIZED AND UNREALIZED LOSS	(29,161,359)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,514,307
See accompanying notes, which are an integral part of the financial statements.

LVIP State Street Bond Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$42,675,666	$83,813,512
Net realized loss	(4,717,167)	(23,276,138)
Net change in unrealized appreciation (depreciation)	(24,444,192)	105,744,415
Net increase in net assets resulting from operations	13,514,307	166,281,789
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(54,881,918)
Service Class	—	(26,675,044)
	—	(81,556,962)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	207,995,210	306,266,321
Service Class	71,292,238	111,414,391
Reinvestment of dividends and distributions:
Standard Class	—	54,881,918
Service Class	—	26,675,044
	279,287,448	499,237,674
Cost of shares redeemed:
Standard Class	(173,993,486)	(471,723,588)
Service Class	(59,808,985)	(153,632,473)
	(233,802,471)	(625,356,061)
Increase (decrease) in net assets derived from capital share transactions	45,484,977	(126,118,387)
NET INCREASE (DECREASE) IN NET ASSETS	58,999,284	(41,393,560)
NET ASSETS:
Beginning of period	2,565,712,334	2,607,105,894
End of period	$2,624,711,618	$2,565,712,334
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Bond Index Fund-65

LVIP State Street Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Bond Index Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.094	$9.773	$10.006	$9.772	$11.546	$12.057
Income (loss) from investment operations:
Net investment income[2]	0.173	0.339	0.319	0.276	0.223	0.189
Net realized and unrealized gain (loss)	(0.116)	0.324	(0.207)	0.238	(1.770)	(0.427)
Total from investment operations	0.057	0.663	0.112	0.514	(1.547)	(0.238)
Less dividends and distributions from:
Net investment income	—	(0.342)	(0.345)	(0.280)	(0.227)	(0.228)
Net realized gain	—	—	—	—	—	(0.045)
Total dividends and distributions	—	(0.342)	(0.345)	(0.280)	(0.227)	(0.273)
Net asset value, end of period	$10.151	$10.094	$9.773	$10.006	$9.772	$11.546
Total return[3]	0.56%	6.80%	1.05%	5.30%	(13.44% )	(1.98% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,733,010	$1,689,282	$1,743,047	$1,661,113	$1,574,338	$2,033,169
Ratio of expenses to average net assets	0.37%	0.37%	0.37%	0.37%	0.37%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	3.43%	3.35%	3.18%	2.79%	2.13%	1.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.31%	3.23%	3.06%	2.67%	2.01%	1.47%
Portfolio turnover	22%	44%	40%	47%	49%	95%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Bond Index Fund-66

LVIP State Street Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Bond Index Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.098	$9.777	$10.011	$9.777	$11.550	$12.061
Income (loss) from investment operations:
Net investment income[2]	0.160	0.314	0.294	0.251	0.197	0.159
Net realized and unrealized gain (loss)	(0.116)	0.324	(0.208)	0.238	(1.770)	(0.427)
Total from investment operations	0.044	0.638	0.086	0.489	(1.573)	(0.268)
Less dividends and distributions from:
Net investment income	—	(0.317)	(0.320)	(0.255)	(0.200)	(0.198)
Net realized gain	—	—	—	—	—	(0.045)
Total dividends and distributions	—	(0.317)	(0.320)	(0.255)	(0.200)	(0.243)
Net asset value, end of period	$10.142	$10.098	$9.777	$10.011	$9.777	$11.550
Total return[3]	0.44%	6.53%	0.80%	5.03%	(13.66% )	(2.22% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$891,702	$876,430	$864,059	$830,223	$812,378	$1,033,836
Ratio of expenses to average net assets	0.62%	0.62%	0.62%	0.62%	0.62%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets	3.18%	3.10%	2.93%	2.54%	1.88%	1.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.06%	2.98%	2.81%	2.42%	1.76%	1.22%
Portfolio turnover	22%	44%	40%	47%	49%	95%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Bond Index Fund-67

LVIP State Street Bond Index Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP State Street Bond Index Fund (formerly, LVIP SSGA Bond Index Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Bond Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
LVIP State Street Bond Index Fund-68

LVIP State Street Bond Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.08% of the first $500 million of the Fund's average daily net assets; 0.122% of the next $1.5 billion; 0.152% of the next $500 million; 0.157% of the next $2.5 billion; and 0.162% of the Fund’s average daily net assets in excess of $5 billion.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$100,977
Legal	16,802
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,903 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP State Street Bond Index Fund-69

LVIP State Street Bond Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$590,426
Distribution fees payable to LFD	181,548
Shareholder servicing fees payable to Lincoln Life	61,291
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$97,247,236
Purchases of U.S. government securities	548,399,689
Sales other than U.S. government securities	64,755,419
Sales of U.S. government securities	498,879,052
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$2,848,495,405
Aggregate unrealized appreciation of investments	$9,140,985
Aggregate unrealized depreciation of investments	(199,049,982)
Net unrealized depreciation of investments	$(189,908,997)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP State Street Bond Index Fund-70

LVIP State Street Bond Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$—	$19,410,382	$—	$19,410,382
Agency Mortgage-Backed Securities	—	615,752,048	—	615,752,048
Agency Obligations	—	14,771,305	—	14,771,305
Corporate Bonds	—	632,526,594	—	632,526,594
Municipal Bonds	—	9,948,074	—	9,948,074
Non-Agency Asset-Backed Securities	—	10,051,344	—	10,051,344
Non-Agency Commercial Mortgage-Backed Securities	—	17,589,790	—	17,589,790
Regional Bonds	—	7,013,734	—	7,013,734
Sovereign Bonds	—	36,580,864	—	36,580,864
Supranational Banks	—	32,883,241	—	32,883,241
U.S. Treasury Obligations	—	1,201,922,982	—	1,201,922,982
Money Market Fund	60,136,050	—	—	60,136,050
Total Investments	$60,136,050	$2,598,450,358	$—	$2,658,586,408
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	20,546,355	30,142,690
Service Class	7,031,413	11,009,510
Shares reinvested:
Standard Class	—	5,457,629
Service Class	—	2,651,332
	27,577,768	49,261,161
Shares redeemed:
Standard Class	(17,179,139)	(46,598,871)
Service Class	(5,906,058)	(15,245,233)
	(23,085,197)	(61,844,104)
Net increase (decrease)	4,492,571	(12,582,943)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $56,250,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP State Street Bond Index Fund-71

LVIP State Street Bond Index Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP State Street Bond Index Fund-72

LVIP State Street Emerging Markets Equity Index Fund
(formerly, LVIP SSGA Emerging Markets Equity Index Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP State Street Emerging Markets Equity Index Fund

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–93.23%
Australia–0.03%
†MMG Ltd.	85,600	$76,778
		76,778
Brazil–3.07%
Ambev SA	91,800	289,503
Axia Energia SA	28,675	302,009
†Axia Energia SA Class C	7,524	77,712
B3 SA - Brasil Bolsa Balcao	110,000	309,397
Banco Bradesco SA	146,155	500,087
Banco BTG Pactual SA	23,972	252,383
Banco do Brasil SA	39,400	152,264
BB Seguridade Participacoes SA	14,800	112,040
Caixa Seguridade Participacoes SA	12,200	46,675
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	56,535	325,369
Cia Paranaense de Energia - Copel	41,000	119,530
CPFL Energia SA	4,200	36,343
Embraer SA	14,800	234,946
Energisa SA	5,572	51,847
†Eneva SA	21,700	112,445
Engie Brasil Energia SA	7,455	50,010
Equatorial SA	22,178	167,550
Itau Unibanco Holding SA	8,700	74,608
JBS NV Class A	7,100	84,135
Klabin SA	15,165	49,229
Localiza Rent a Car SA	18,093	145,941
MBRF Global Foods Co. SA	12,970	44,219
Motiva Infraestrutura de Mobilidade SA	23,100	65,331
†NU Holdings Ltd. Class A	80,600	1,076,816
Petroleo Brasileiro SA - Petrobras	178,400	1,367,297
Porto Seguro SA	4,500	46,131
†PRIO SA	18,400	186,235
Raia Drogasil SA	27,527	89,423
Rede D'Or Sao Luiz SA	14,600	98,110
Rumo SA	26,818	69,613
StoneCo Ltd. Class A	4,900	53,116
Suzano SA	11,830	91,229
Telefonica Brasil SA	16,200	106,634
TIM SA	17,300	73,626
Ultrapar Participacoes SA	15,900	80,235
Vale SA	77,592	1,171,328
Vibra Energia SA	23,963	138,515
WEG SA	32,200	292,602
XP, Inc. Class A	9,000	146,340
		8,690,823
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada–0.03%
China Gold International Resources Corp. Ltd.	4,900	$77,473
		77,473
Chile–0.34%
Banco de Chile	1,035,088	202,647
Banco de Credito e Inversiones SA	1,719	112,931
Banco Santander Chile	1,508,005	123,491
Cencosud SA	26,790	61,892
Empresas COPEC SA	8,069	50,333
Enel Chile SA	561,388	49,321
Falabella SA	13,716	85,632
Latam Airlines Group SA	7,542,242	219,322
Plaza SA	16,422	67,685
		973,254
China–14.43%
360 Security Technology, Inc. Class A	4,500	5,784
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,800	7,833
3SBio, Inc.	42,000	90,958
AAC Technologies Holdings, Inc.	13,500	73,980
Advanced Micro-Fabrication Equipment, Inc. China Class A	309	21,505
AECC Aviation Power Co. Ltd. Class A	401	2,275
Agricultural Bank of China Ltd. Class A	27,700	24,764
Agricultural Bank of China Ltd. Class H	572,000	390,161
Aier Eye Hospital Group Co. Ltd. Class A	4,058	4,950
†Air China Ltd. Class A	1,200	1,072
†Akeso, Inc.	15,000	168,896
Alibaba Group Holding Ltd.	368,700	4,420,142
Aluminum Corp. of China Ltd. Class A	7,900	9,660
Aluminum Corp. of China Ltd. Class H	72,000	69,150
Amlogic Shanghai Co. Ltd. Class A	71	1,082
Anhui Conch Cement Co. Ltd. Class A	800	2,003
Anhui Conch Cement Co. Ltd. Class H	20,000	42,850
Anhui Gujing Distillery Co. Ltd. Class A	200	2,356
LVIP State Street Emerging Markets Equity Index Fund-1

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,800	$6,879
Anker Innovations Technology Co. Ltd. Class A	390	6,028
ANTA Sports Products Ltd.	26,600	242,052
Avary Holding Shenzhen Co. Ltd. Class A	900	14,098
†BAIC BluePark New Energy Technology Co. Ltd. Class A	4,400	3,164
†Baidu, Inc. Class A	46,300	660,981
Bank of Beijing Co. Ltd. Class A	13,700	9,897
Bank of Changsha Co. Ltd. Class A	4,200	5,395
Bank of Chengdu Co. Ltd. Class A	900	2,348
Bank of China Ltd. Class A	20,500	17,281
Bank of China Ltd. Class H	1,425,000	908,755
Bank of Communications Co. Ltd. Class A	24,420	23,143
Bank of Hangzhou Co. Ltd. Class A	4,400	9,370
Bank of Jiangsu Co. Ltd. Class A	10,500	16,681
Bank of Nanjing Co. Ltd. Class A	3,600	5,247
Bank of Ningbo Co. Ltd. Class A	3,170	13,875
Bank of Shanghai Co. Ltd. Class A	6,540	8,366
Bank of Suzhou Co. Ltd. Class A	5,000	5,131
Baoshan Iron & Steel Co. Ltd. Class A	11,000	8,819
Beijing Kingsoft Office Software, Inc. Class A	143	4,520
Beijing New Building Materials PLC Class A	2,500	6,678
†Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	108	430
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	30,400	20,313
†Bilibili, Inc. Class Z	5,840	99,382
BOC International China Co. Ltd. Class A	200	374
BOE Technology Group Co. Ltd. Class A	20,300	26,108
BYD Co. Ltd. Class A	1,700	20,015
BYD Co. Ltd. Class H	80,600	746,833
BYD Electronic International Co. Ltd.	18,500	49,719
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Cambricon Technologies Corp. Ltd. Class A	202	$47,830
CGN Power Co. Ltd. Class H	231,000	78,985
Changchun High-Tech Industry Group Co. Ltd. Class A	200	1,968
Changjiang Securities Co. Ltd. Class A	6,900	9,950
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	400	5,362
Chaozhou Three-Circle Group Co. Ltd. Class A	600	14,997
China CITIC Bank Corp. Ltd. Class H	172,000	146,011
China Coal Energy Co. Ltd. Class H	41,000	51,495
China Construction Bank Corp. Class A	6,900	9,790
China Construction Bank Corp. Class H	1,842,000	1,899,934
†China CSSC Holdings Ltd. Class A	2,800	13,978
†China Eastern Airlines Corp. Ltd. Class A	500	282
China Energy Engineering Corp. Ltd. Class A	23,600	9,309
China Everbright Bank Co. Ltd. Class A	23,400	9,976
China Feihe Ltd.	49,000	17,537
China Galaxy Securities Co. Ltd. Class A	1,400	2,601
China Galaxy Securities Co. Ltd. Class H	67,000	63,165
China Great Wall Securities Co. Ltd. Class A	5,800	7,149
†China Greatwall Technology Group Co. Ltd. Class A	4,000	11,321
China Hongqiao Group Ltd.	70,500	181,801
China International Capital Corp. Ltd. Class A	400	2,136
China International Capital Corp. Ltd. Class H	32,400	87,186
China Life Insurance Co. Ltd. Class A	800	4,178
China Life Insurance Co. Ltd. Class H	164,000	561,325
China Longyuan Power Group Corp. Ltd. Class H	58,000	37,037
China Mengniu Dairy Co. Ltd.	61,000	125,310
China Merchants Bank Co. Ltd. Class A	6,700	35,080
LVIP State Street Emerging Markets Equity Index Fund-2

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Merchants Bank Co. Ltd. Class H	80,500	$462,212
China Merchants Energy Shipping Co. Ltd. Class A	900	2,340
China Merchants Securities Co. Ltd. Class A	2,400	7,483
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	5,200	4,941
China Minsheng Banking Corp. Ltd. Class A	14,400	6,839
China National Nuclear Power Co. Ltd. Class A	14,000	18,643
†China National Software & Service Co. Ltd. Class A	1,080	4,487
China Nonferrous Mining Corp. Ltd.	29,000	42,129
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	900	6,409
China Oilfield Services Ltd. Class H	36,000	28,618
China Overseas Land & Investment Ltd.	83,000	128,101
China Pacific Insurance Group Co. Ltd. Class A	3,600	15,182
China Pacific Insurance Group Co. Ltd. Class H	53,800	185,023
China Petroleum & Chemical Corp. Class A	18,700	12,266
China Petroleum & Chemical Corp. Class H	470,000	240,071
China Power International Development Ltd.	48,000	16,796
China Railway Group Ltd. Class A	7,600	4,683
†China Rare Earth Resources & Technology Co. Ltd. Class A	400	3,284
China Resources Beer Holdings Co. Ltd.	31,000	84,434
China Resources Land Ltd.	62,500	240,113
China Resources Microelectronics Ltd. Class A	1,156	16,737
China Resources Mixc Lifestyle Services Ltd.	13,600	63,776
China Resources Power Holdings Co. Ltd.	46,000	99,428
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	364	1,208
†China Ruyi Holdings Ltd.	220,000	41,874
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Shenhua Energy Co. Ltd. Class A	1,100	$6,323
China Shenhua Energy Co. Ltd. Class H	74,000	379,051
†China Southern Airlines Co. Ltd. Class A	7,800	5,969
China State Construction Engineering Corp. Ltd. Class A	21,501	13,767
China Taiping Insurance Holdings Co. Ltd.	31,800	73,496
China Three Gorges Renewables Group Co. Ltd. Class A	4,500	2,462
China Tourism Group Duty Free Corp. Ltd. Class A	500	3,963
China Tower Corp. Ltd. Class H	77,900	87,663
China United Network Communications Ltd. Class A	19,200	11,349
†China Vanke Co. Ltd. Class A	7,300	3,193
China Yangtze Power Co. Ltd. Class A	7,884	30,776
China Zheshang Bank Co. Ltd. Class A	680	264
Chongqing Changan Automobile Co. Ltd. Class A	3,400	3,599
Chongqing Rural Commercial Bank Co. Ltd. Class A	1,500	1,351
Chongqing Rural Commercial Bank Co. Ltd. Class H	52,000	38,323
†Chongqing Zhifei Biological Products Co. Ltd. Class A	500	864
CITIC Ltd.	88,000	119,425
CITIC Securities Co. Ltd. Class A	6,485	27,534
CITIC Securities Co. Ltd. Class H	25,775	89,979
CMOC Group Ltd. Class A	4,800	12,530
CMOC Group Ltd. Class H	75,000	146,506
CNGR Advanced Material Co. Ltd. Class A	1,260	8,163
CNPC Capital Co. Ltd. Class A	11,600	11,288
Contemporary Amperex Technology Co. Ltd. Class A	1,040	60,455
Contemporary Amperex Technology Co. Ltd. Class H	3,800	342,301
LVIP State Street Emerging Markets Equity Index Fund-3

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
COSCO SHIPPING Energy Transportation Co. Ltd. Class H	30,000	$52,902
COSCO SHIPPING Holdings Co. Ltd. Class A	6,190	12,116
COSCO SHIPPING Holdings Co. Ltd. Class H	51,150	84,986
CRRC Corp. Ltd. Class A	17,800	13,666
CRRC Corp. Ltd. Class H	55,000	31,545
CSC Financial Co. Ltd. Class A	3,500	15,022
CSPC Pharmaceutical Group Ltd.	174,240	155,641
Daqin Railway Co. Ltd. Class A	9,400	6,389
Dongfang Electric Corp. Ltd. Class A	600	2,560
Dongxing Securities Co. Ltd. Class A	3,973	7,977
East Money Information Co. Ltd. Class A	8,044	24,250
Eastroc Beverage Group Co. Ltd. Class A	338	6,164
ENN Energy Holdings Ltd.	14,600	75,436
Eoptolink Technology, Inc. Ltd. Class A	308	27,942
Eve Energy Co. Ltd. Class A	1,655	15,941
Everbright Securities Co. Ltd. Class A	1,400	2,983
Far East Horizon Ltd.	34,000	23,254
Focus Media Information Technology Co. Ltd. Class A	5,900	4,217
Foshan Haitian Flavouring & Food Co. Ltd. Class A	2,692	13,183
Founder Securities Co. Ltd. Class A	5,000	5,319
Foxconn Industrial Internet Co. Ltd. Class A	3,352	36,102
Full Truck Alliance Co. Ltd. ADR	15,300	124,236
Fuyao Glass Industry Group Co. Ltd. Class A	900	6,709
Fuyao Glass Industry Group Co. Ltd. Class H	10,800	70,624
Ganfeng Lithium Group Co. Ltd. Class A	300	2,906
Ganfeng Lithium Group Co. Ltd. Class H	9,600	61,959
†GCL Technology Holdings Ltd.	445,000	39,352
GD Power Development Co. Ltd. Class A	5,000	3,443
†GDS Holdings Ltd. Class A	23,900	88,887
GEM Co. Ltd. Class A	6,500	6,363
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Genscript Biotech Corp.	28,000	$43,749
GF Securities Co. Ltd. Class A	5,500	19,026
GF Securities Co. Ltd. Class H	14,200	30,903
Giant Biogene Holding Co. Ltd.	7,600	25,749
GigaDevice Semiconductor, Inc. Class A	352	42,851
GoerTek, Inc. Class A	2,200	7,337
Goldwind Science & Technology Co. Ltd. Class A	4,200	14,891
Great Wall Motor Co. Ltd. Class H	49,500	55,604
Gree Electric Appliances, Inc. of Zhuhai Class A	2,300	12,724
Guangdong Haid Group Co. Ltd. Class A	700	4,609
†Guangzhou Automobile Group Co. Ltd. Class A	5,000	3,752
Guangzhou Tinci Materials Technology Co. Ltd. Class A	660	5,023
Guosen Securities Co. Ltd. Class A	7,500	11,075
Guotai Haitong Securities Co. Ltd. Class A	8,180	22,006
Guotai Haitong Securities Co. Ltd. Class H	38,312	72,744
Guoyuan Securities Co. Ltd. Class A	5,440	6,021
H World Group Ltd. ADR	4,100	171,052
Haidilao International Holding Ltd.	41,000	55,698
Haier Smart Home Co. Ltd. Class A	3,100	9,349
Haier Smart Home Co. Ltd. Class H	52,600	134,546
†Hainan Airlines Holding Co. Ltd. Class A	41,100	8,199
Hainan Airport Infrastructure Co. Ltd. Class A	5,400	2,186
Haitian International Holdings Ltd.	4,000	9,597
Hangzhou First Applied Material Co. Ltd. Class A	2,835	7,045
Hangzhou Silan Microelectronics Co. Ltd. Class A	100	811
†Hangzhou Tigermed Consulting Co. Ltd. Class A	800	5,679
Hansoh Pharmaceutical Group Co. Ltd.	28,000	106,107
LVIP State Street Emerging Markets Equity Index Fund-4

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,800	$8,810
Henan Shuanghui Investment & Development Co. Ltd. Class A	3,100	10,238
Hengan International Group Co. Ltd.	9,500	26,377
Hengli Petrochemical Co. Ltd. Class A	5,500	14,410
Hengtong Optic-electric Co. Ltd. Class A	100	1,634
†Hesai Group	2,680	47,895
Hisense Home Appliances Group Co. Ltd. Class H	76	237
Hithink RoyalFlush Information Network Co. Ltd. Class A	280	9,995
†Horizon Robotics	111,000	58,183
†Hua Hong Grace Semiconductor Ltd. Class H	16,000	444,472
Huadong Medicine Co. Ltd. Class A	300	1,245
Huafon Chemical Co. Ltd. Class A	6,700	9,394
Huaneng Power International, Inc. Class A	100	112
Huaneng Power International, Inc. Class H	98,000	68,544
Huatai Securities Co. Ltd. Class A	2,900	8,842
Huatai Securities Co. Ltd. Class H	18,600	39,759
Huaxia Bank Co. Ltd. Class A	10,200	9,606
Huayu Automotive Systems Co. Ltd. Class A	600	1,375
Huizhou Desay Sv Automotive Co. Ltd. Class A	200	2,418
Hunan Valin Steel Co. Ltd. Class A	9,400	4,817
Hwatsing Technology Co. Ltd. Class A	614	29,345
Hygon Information Technology Co. Ltd. Class A	756	41,541
IEIT Systems Co. Ltd. Class A	760	7,903
Iflytek Co. Ltd. Class A	2,200	13,304
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Imeik Technology Development Co. Ltd. Class A	160	$2,060
Industrial & Commercial Bank of China Ltd. Class A	20,500	21,357
Industrial & Commercial Bank of China Ltd. Class H	1,413,000	1,160,759
Industrial Bank Co. Ltd. Class A	10,896	26,608
Industrial Securities Co. Ltd. Class A	142	127
†Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	37,400	12,331
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	100	342
†Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	10,700	7,046
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,300	11,649
Inner Mongolia Yitai Coal Co. Ltd. Class B	18,900	49,877
†Innovent Biologics, Inc.	32,500	331,058
Isoftstone Information Technology Group Co. Ltd. Class A	400	2,518
†J&T Global Express Ltd.	55,000	58,730
†JA Solar Technology Co. Ltd. Class A	4,692	5,620
JCET Group Co. Ltd. Class A	1,900	29,300
†JD Health International, Inc.	24,900	104,860
†JD Logistics, Inc.	44,300	66,674
JD.com, Inc. Class A	50,121	638,561
†Jiangsu Eastern Shenghong Co. Ltd. Class A	1,100	1,861
Jiangsu Hengli Hydraulic Co. Ltd. Class A	832	13,233
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	2,822	21,710
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,500	8,452
Jiangxi Copper Co. Ltd. Class H	24,000	95,799
Jinduicheng Molybdenum Co. Ltd. Class A	2,500	10,422
Kanzhun Ltd. ADR	8,300	106,821
KE Holdings, Inc. Class A	44,500	214,092
LVIP State Street Emerging Markets Equity Index Fund-5

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Kingdee International Software Group Co. Ltd.	67,000	$51,081
Kingsoft Corp. Ltd.	20,200	57,534
Kuaishou Technology	57,100	306,050
Kuang-Chi Technologies Co. Ltd. Class A	2,200	9,871
Kunlun Energy Co. Ltd.	70,000	57,390
†Kunlun Tech Co. Ltd. Class A	1,600	9,595
Kweichow Moutai Co. Ltd. Class A	300	52,456
Laopu Gold Co. Ltd. Class H	900	39,986
LB Group Co. Ltd. Class A	3,100	7,550
Lenovo Group Ltd.	168,000	498,507
Lens Technology Co. Ltd. Class A	4,200	33,504
†Li Auto, Inc. Class A	27,200	160,679
Li Ning Co. Ltd.	52,000	98,029
Lingyi iTech Guangdong Co. Class A	1,600	4,121
Longfor Group Holdings Ltd.	49,858	38,167
†LONGi Green Energy Technology Co. Ltd. Class A	2,072	4,018
Luxshare Precision Industry Co. Ltd. Class A	2,387	24,928
Luzhou Laojiao Co. Ltd. Class A	800	9,165
†Maxscend Microelectronics Co. Ltd. Class A	752	12,209
†Meituan Class B	111,140	981,070
Metallurgical Corp. of China Ltd. Class A	1,800	649
Midea Group Co. Ltd. Class A	800	8,919
Midea Group Co. Ltd. Class H	8,400	88,761
MINISO Group Holding Ltd. ADR	2,865	34,552
Montage Technology Co. Ltd. Class A	634	29,285
Muyuan Foods Group Co. Ltd. Class A	3,050	15,741
NARI Technology Co. Ltd. Class A	5,183	17,497
NAURA Technology Group Co. Ltd. Class A	105	13,771
NetEase, Inc.	37,900	973,339
New China Life Insurance Co. Ltd. Class A	600	5,292
New China Life Insurance Co. Ltd. Class H	19,400	114,335
New Hope Liuhe Co. Ltd. Class A	5,500	5,086
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
New Oriental Education & Technology Group, Inc.	28,600	$131,380
Ningbo Deye Technology Corp. Class A	211	3,310
Ningbo Orient Wires & Cables Co. Ltd. Class A	120	736
Ningbo Tuopu Group Co. Ltd. Class A	1,165	9,781
Ningxia Baofeng Energy Group Co. Ltd. Class A	4,800	14,370
†NIO, Inc. Class A	40,030	203,682
Nongfu Spring Co. Ltd. Class H	36,600	185,764
OmniVision Integrated Circuits Group, Inc. Class A	465	6,533
Orient Securities Co. Ltd. Class A	5,416	7,554
People's Insurance Co. Group of China Ltd. Class A	6,600	6,594
People's Insurance Co. Group of China Ltd. Class H	192,000	115,244
PetroChina Co. Ltd. Class A	11,500	14,649
PetroChina Co. Ltd. Class H	454,000	489,984
Pharmaron Beijing Co. Ltd. Class A	1,600	6,845
PICC Property & Casualty Co. Ltd. Class H	146,000	267,913
Ping An Bank Co. Ltd. Class A	10,892	16,145
Ping An Insurance Group Co. of China Ltd. Class A	3,400	23,990
Ping An Insurance Group Co. of China Ltd. Class H	141,500	925,238
=Piotech, Inc. Class A	191	24,366
Poly Developments & Holdings Group Co. Ltd. Class A	9,800	6,705
†Pony AI, Inc. Class A	4,400	31,071
Pop Mart International Group Ltd.	11,200	221,800
Postal Savings Bank of China Co. Ltd. Class A	12,400	9,013
Power Construction Corp. of China Ltd. Class A	13,500	9,372
†Qinghai Salt Lake Industry Co. Ltd. Class A	4,500	20,147
†Remegen Co. Ltd. Class H	4,500	42,882
Rockchip Electronics Co. Ltd. Class A	300	8,376
Rongsheng Petrochemical Co. Ltd. Class A	9,550	15,130
LVIP State Street Emerging Markets Equity Index Fund-6

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
SAIC Motor Corp. Ltd. Class A	4,000	$5,763
Sailun Group Co. Ltd. Class A	4,100	6,987
Sanan Optoelectronics Co. Ltd. Class A	100	314
Sany Heavy Industry Co. Ltd. Class A	3,600	9,201
Satellite Chemical Co. Ltd. Class A	978	3,387
SDIC Capital Co. Ltd. Class A	200	193
SDIC Power Holdings Co. Ltd. Class A	6,200	12,162
†SenseTime Group, Inc. Class B	591,000	101,732
Seres Group Co. Ltd. Class A	1,000	9,056
SF Holding Co. Ltd. Class A	2,900	13,381
SG Micro Corp. Class A	483	10,288
Shaanxi Coal Industry Co. Ltd. Class A	5,000	14,990
Shandong Gold Mining Co. Ltd. Class A	1,580	5,447
Shandong Gold Mining Co. Ltd. Class H	20,500	44,130
Shandong Nanshan Aluminum Co. Ltd. Class A	11,200	6,636
Shandong Sun Paper Industry JSC Ltd. Class A	3,700	6,827
Shanghai Baosight Software Co. Ltd. Class A	113	278
Shanghai Baosight Software Co. Ltd. Class B	19,470	15,702
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	561	8,856
†Shanghai Electric Group Co. Ltd. Class A	11,200	11,590
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,500	8,299
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	600	1,363
Shanghai Pudong Development Bank Co. Ltd. Class A	13,400	17,017
Shanghai Putailai New Energy Technology Group Co. Ltd. Class A	192	822
Shanghai RAAS Blood Products Co. Ltd. Class A	100	64
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanghai Rural Commercial Bank Co. Ltd. Class A	7,000	$7,727
Shanghai United Imaging Healthcare Co. Ltd. Class A	364	5,447
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,000	11,041
Shanjin International Gold Co. Ltd. Class A	380	957
Shanxi Coking Coal Energy Group Co. Ltd. Class A	8,970	7,666
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	680	10,979
Shengyi Technology Co. Ltd. Class A	1,000	25,802
Shennan Circuits Co. Ltd. Class A	286	19,456
Shenwan Hongyuan Group Co. Ltd. Class A	18,500	12,023
Shenzhen Inovance Technology Co. Ltd. Class A	650	6,374
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	500	10,030
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,000	6,198
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,400	6,586
Shenzhen Transsion Holdings Co. Ltd. Class A	899	7,853
Shenzhou International Group Holdings Ltd.	18,400	92,829
Sichuan Chuantou Energy Co. Ltd. Class A	1,700	3,551
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,900	10,790
†Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	1,100	61,375
Sichuan Road & Bridge Group Co. Ltd. Class A	140	162
Sinotruk Hong Kong Ltd.	18,000	88,956
Smoore International Holdings Ltd.	37,000	33,212
SooChow Securities Co. Ltd. Class A	4,780	5,592
Spring Airlines Co. Ltd. Class A	1,100	7,408
LVIP State Street Emerging Markets Equity Index Fund-7

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Sungrow Power Supply Co. Ltd. Class A	1,080	$25,340
Sunny Optical Technology Group Co. Ltd.	12,800	100,232
Sunwoda Electronic Co. Ltd. Class A	200	563
SUPCON Technology Co. Ltd. Class A	1,090	18,963
†Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	400	15,657
Suzhou TFC Optical Communication Co. Ltd. Class A	274	12,475
†TAL Education Group ADR	7,300	69,861
TBEA Co. Ltd. Class A	760	2,535
TCL Technology Group Corp. Class A	9,580	8,256
†TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	7,525	13,406
Tencent Holdings Ltd.	135,800	7,493,789
Tencent Music Entertainment Group ADR	11,500	96,025
†Tianqi Lithium Corp. Class A	100	908
Tianshui Huatian Technology Co. Ltd. Class A	1,900	6,299
Tingyi Cayman Islands Holding Corp.	38,000	47,382
Tongcheng Travel Holdings Ltd.	31,200	47,748
TongFu Microelectronics Co. Ltd. Class A	1,032	11,644
Tongling Nonferrous Metals Group Co. Ltd. Class A	16,600	15,713
†Tongwei Co. Ltd. Class A	3,600	6,451
†Trina Solar Co. Ltd. Class A	3,105	6,486
†Trip.com Group Ltd.	13,050	518,871
Tsingtao Brewery Co. Ltd. Class H	10,000	55,037
†UBTech Robotics Corp. Ltd. Class H	4,950	65,375
Unigroup Guoxin Microelectronics Co. Ltd. Class A	919	12,094
Unisplendour Corp. Ltd. Class A	1,180	5,050
Vipshop Holdings Ltd. ADR	6,300	83,538
Wanhua Chemical Group Co. Ltd. Class A	1,720	17,392
Want Want China Holdings Ltd.	83,000	35,876
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Weichai Power Co. Ltd. Class A	3,700	$15,002
Weichai Power Co. Ltd. Class H	39,000	171,077
Wens Foodstuff Group Co. Ltd. Class A	1,120	2,037
Western Superconducting Technologies Co. Ltd. Class A	795	7,401
†Wuhan Guide Infrared Co. Ltd. Class A	221	434
Wuliangye Yibin Co. Ltd. Class A	1,200	13,106
WUS Printed Circuit Kunshan Co. Ltd. Class A	910	20,682
WuXi AppTec Co. Ltd. Class A	1,032	18,990
WuXi AppTec Co. Ltd. Class H	8,956	176,303
†Wuxi Biologics Cayman, Inc.	76,000	338,014
†WuXi XDC Cayman, Inc.	8,000	58,546
XCMG Construction Machinery Co. Ltd. Class A	11,000	13,171
Xiamen Tungsten Co. Ltd. Class A	1,800	22,749
†Xiaomi Corp. Class B	377,600	1,048,788
†Xinjiang Daqo New Energy Co. Ltd. Class A	2,066	5,329
Xinyi Solar Holdings Ltd.	64,056	16,885
†XPeng, Inc. Class A	27,400	180,783
†XtalPi Holdings Ltd.	42,000	41,251
Yadea Group Holdings Ltd.	26,449	30,084
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	9,500	316,933
Yankuang Energy Group Co. Ltd. Class A	2,265	5,925
Yankuang Energy Group Co. Ltd. Class H	66,800	94,115
†Yonyou Network Technology Co. Ltd. Class A	3,640	4,950
Yum China Holdings, Inc.	7,300	298,078
Yunnan Aluminium Co. Ltd. Class A	300	986
Yunnan Baiyao Group Co. Ltd. Class A	1,680	11,735
Yunnan Yuntianhua Co. Ltd. Class A	2,100	9,433
Zangge Mining Co. Ltd. Class A	100	1,029
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	200	3,221
LVIP State Street Emerging Markets Equity Index Fund-8

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhaojin Mining Industry Co. Ltd. Class H	39,000	$82,479
Zhejiang China Commodities City Group Co. Ltd. Class A	2,600	3,905
Zhejiang Dahua Technology Co. Ltd. Class A	4,500	10,976
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,400	12,541
Zhejiang Juhua Co. Ltd. Class A	900	7,060
†Zhejiang Leapmotor Technology Co. Ltd. Class H	10,500	46,341
Zhejiang NHU Co. Ltd. Class A	964	4,044
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	600	3,897
Zhejiang Weiming Environment Protection Co. Ltd. Class A	2,640	5,997
Zhejiang Zheneng Electric Power Co. Ltd. Class A	10,400	8,080
Zheshang Securities Co. Ltd. Class A	3,900	5,471
Zhongji Innolight Co. Ltd. Class A	340	64,740
Zhongjin Gold Corp. Ltd. Class A	4,100	11,075
†Zhongtai Securities Co. Ltd. Class A	100	79
Zhuzhou CRRC Times Electric Co. Ltd. Class A	1,228	12,480
Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,000	35,870
Zijin Mining Group Co. Ltd. Class A	5,100	19,153
Zijin Mining Group Co. Ltd. Class H	132,000	466,751
†ZTE Corp. Class A	3,400	18,247
ZTE Corp. Class H	16,600	48,730
ZTO Express Cayman, Inc.	8,850	195,842
		40,829,368
Colombia–0.14%
Grupo Cibest SA	15,885	331,091
Interconexion Electrica SA ESP	8,785	75,817
		406,908
Czech Republic–0.09%
CEZ AS	2,367	138,429
Komercni Banka AS	1,523	69,840
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Czech Republic (continued)
Moneta Money Bank AS	4,607	$40,383
		248,652
Egypt–0.05%
Commercial International Bank - Egypt (CIB)	45,462	118,140
Eastern Co. SAE	14,302	10,917
Talaat Moustafa Group	10,345	19,949
		149,006
Greece–0.50%
Allwyn AG	4,553	72,534
Alpha Bank SA	37,142	168,118
Eurobank SA Class A	58,147	277,324
GEK Terna SA	1,302	65,547
Hellenic Telecommunications Organization SA	3,890	86,381
Jumbo SA	2,679	68,737
National Bank of Greece SA	18,655	322,294
†Piraeus Bank SA	25,383	264,208
Public Power Corp. SA	3,408	89,659
		1,414,802
Hong Kong–0.58%
†Alibaba Health Information Technology Ltd.	120,000	47,367
Bank of Communications Co. Ltd. Class H	138,000	118,754
Beijing Enterprises Holdings Ltd.	7,000	24,023
BOC Aviation Ltd.	4,200	43,670
Bosideng International Holdings Ltd.	88,000	48,156
C&D International Investment Group Ltd.	21,099	36,318
China Gas Holdings Ltd.	41,998	27,769
China Merchants Port Holdings Co. Ltd.	27,740	43,732
China Minsheng Banking Corp. Ltd. Class H	136,500	54,711
China National Building Material Co. Ltd. Class H	69,696	47,680
China Railway Group Ltd. Class H	77,000	32,605
China Resources Gas Group Ltd.	10,800	20,193
Chow Tai Fook Jewellery Group Ltd.	34,600	48,284
Geely Automobile Holdings Ltd.	143,000	307,411
Guangdong Investment Ltd.	56,000	55,487
Kingboard Laminates Holdings Ltd.	22,500	288,091
LVIP State Street Emerging Markets Equity Index Fund-9

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Orient Overseas International Ltd.	2,500	$38,964
Postal Savings Bank of China Co. Ltd. Class H	158,000	92,259
Sino Biopharmaceutical Ltd.	217,000	122,624
Sinopharm Group Co. Ltd. Class H	21,600	43,948
Zijin Gold International Co. Ltd.	7,600	86,852
		1,628,898
Hungary–0.34%
†MOL Hungarian Oil & Gas PLC	8,927	106,086
OTP Bank Nyrt	4,955	731,883
Richter Gedeon Nyrt	3,203	124,161
		962,130
India–10.69%
ABB India Ltd.	993	73,930
Adani Enterprises Ltd.	4,008	128,804
Adani Ports & Special Economic Zone Ltd.	12,040	230,637
†Adani Power Ltd.	70,386	166,572
†Aditya Birla Capital Ltd.	15,240	63,219
Alkem Laboratories Ltd.	928	54,617
Ambuja Cements Ltd.	10,743	47,955
APL Apollo Tubes Ltd.	3,740	70,769
Apollo Hospitals Enterprise Ltd.	2,059	188,992
Ashok Leyland Ltd.	64,962	108,555
Asian Paints Ltd.	8,023	223,546
Astral Ltd.	2,777	39,227
AU Small Finance Bank Ltd.	12,666	138,991
Aurobindo Pharma Ltd.	5,475	91,431
†Avenue Supermarts Ltd.	3,413	158,024
Axis Bank Ltd.	50,067	712,561
Bajaj Auto Ltd.	1,577	162,207
Bajaj Finance Ltd.	54,488	579,511
Bajaj Finserv Ltd.	7,998	150,599
Bajaj Holdings & Investment Ltd.	528	59,227
Balkrishna Industries Ltd.	1,136	26,222
Bank of Baroda	27,652	79,684
Bharat Electronics Ltd.	70,914	309,068
Bharat Forge Ltd.	4,540	102,990
Bharat Heavy Electricals Ltd.	27,364	120,001
Bharat Petroleum Corp. Ltd.	37,541	120,767
Bharti Airtel Ltd.	60,024	1,175,824
Bosch Ltd.	133	56,160
Britannia Industries Ltd.	2,195	119,496
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
†BSE Ltd.	4,197	$171,838
Canara Bank	50,227	66,713
CG Power & Industrial Solutions Ltd.	13,849	139,684
Cholamandalam Investment & Finance Co. Ltd.	9,007	170,643
Cipla Ltd.	10,896	168,882
Coal India Ltd.	35,839	166,468
Colgate-Palmolive India Ltd.	2,337	49,369
Coromandel International Ltd.	2,505	53,109
Cummins India Ltd.	2,741	164,205
Dabur India Ltd.	10,436	46,592
Divi's Laboratories Ltd.	2,684	186,735
Dixon Technologies India Ltd.	900	113,533
DLF Ltd.	15,207	99,809
Dr. Reddy's Laboratories Ltd.	11,624	167,479
Eicher Motors Ltd.	3,050	228,395
†Eternal Ltd.	58,923	165,147
Federal Bank Ltd.	43,262	151,046
Fortis Healthcare Ltd.	9,539	96,519
†FSN E-Commerce Ventures Ltd.	24,768	81,370
GAIL India Ltd.	48,040	88,190
GE Vernova T&D India Ltd.	2,904	152,330
†GMR Airports Ltd.	68,514	81,260
Godrej Consumer Products Ltd.	8,808	94,108
†Godrej Properties Ltd.	3,847	76,057
Grasim Industries Ltd.	5,606	183,774
Havells India Ltd.	4,248	52,136
HCL Technologies Ltd.	19,307	219,298
HDFC Asset Management Co. Ltd.	3,760	105,560
HDFC Bank Ltd.	251,129	2,119,392
HDFC Life Insurance Co. Ltd.	22,391	136,406
Hero MotoCorp Ltd.	2,883	146,331
Hindalco Industries Ltd.	28,542	289,899
Hindustan Aeronautics Ltd.	3,309	153,382
Hindustan Petroleum Corp. Ltd.	24,235	101,379
Hindustan Unilever Ltd.	15,431	345,575
Hitachi Energy India Ltd.	289	106,916
ICICI Bank Ltd.	116,786	1,704,752
ICICI Lombard General Insurance Co. Ltd.	4,981	91,773
ICICI Prudential Life Insurance Co. Ltd.	8,104	41,811
IDFC First Bank Ltd.	92,307	77,632
LVIP State Street Emerging Markets Equity Index Fund-10

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Indian Bank	7,092	$61,256
Indian Hotels Co. Ltd.	21,017	158,886
Indian Oil Corp. Ltd.	69,500	102,623
†Indus Towers Ltd.	28,507	117,994
IndusInd Bank Ltd.	12,594	123,163
Info Edge India Ltd.	9,399	97,334
Infosys Ltd.	67,399	714,563
InterGlobe Aviation Ltd.	4,217	239,571
ITC Ltd.	65,494	198,637
Jindal Stainless Ltd.	6,575	48,178
Jindal Steel Ltd.	7,177	80,491
Jio Financial Services Ltd.	61,701	154,442
JSW Energy Ltd.	8,271	51,029
JSW Steel Ltd.	12,443	161,389
Kotak Mahindra Bank Ltd.	118,944	493,433
L&T Finance Ltd.	16,620	54,674
Larsen & Toubro Ltd.	14,869	651,964
Lodha Developers Ltd.	6,380	64,526
LTM Ltd.	1,373	51,446
Lupin Ltd.	5,171	132,167
Mahindra & Mahindra Ltd.	19,366	629,875
Mankind Pharma Ltd.	2,229	60,001
Marico Ltd.	9,621	85,083
Maruti Suzuki India Ltd.	2,581	385,873
Max Healthcare Institute Ltd.	16,031	191,447
Mphasis Ltd.	2,537	58,114
MRF Ltd.	41	55,428
Multi Commodity Exchange of India Ltd.	2,735	82,218
Muthoot Finance Ltd.	2,470	78,437
National Aluminium Co. Ltd.	18,093	65,189
Nestle India Ltd.	12,427	184,508
NHPC Ltd.	67,154	57,760
NMDC Ltd.	64,116	57,778
NTPC Ltd.	100,001	377,020
Oberoi Realty Ltd.	3,424	64,101
Oil & Natural Gas Corp. Ltd.	59,703	148,040
Oil India Ltd.	8,902	39,161
†One 97 Communications Ltd.	8,667	104,743
Oracle Financial Services Software Ltd.	442	50,418
Page Industries Ltd.	149	65,175
†PB Fintech Ltd.	7,999	137,816
Persistent Systems Ltd.	2,268	103,975
Petronet LNG Ltd.	20,174	59,917
Phoenix Mills Ltd.	4,481	92,412
PI Industries Ltd.	1,637	44,232
Pidilite Industries Ltd.	5,692	95,921
Polycab India Ltd.	1,200	126,546
Power Finance Corp. Ltd.	28,898	129,760
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Power Grid Corp. of India Ltd.	89,958	$272,093
Prestige Estates Projects Ltd.	4,000	66,259
Punjab National Bank	52,678	59,456
REC Ltd.	26,419	101,703
Reliance Industries Ltd.	134,180	1,838,080
Samvardhana Motherson International Ltd.	87,803	137,673
SBI Cards & Payment Services Ltd.	3,737	23,450
SBI Life Insurance Co. Ltd.	9,486	177,057
Shree Cement Ltd.	128	34,176
Shriram Finance Ltd.	30,024	331,264
Siemens Energy India Ltd.	1,854	72,298
†Siemens Ltd.	1,836	69,908
Solar Industries India Ltd.	495	97,905
SRF Ltd.	2,831	82,046
State Bank of India	40,025	434,838
Sun Pharmaceutical Industries Ltd.	19,595	385,771
Sundaram Finance Ltd.	1,296	61,775
Supreme Industries Ltd.	1,494	49,912
†Suzlon Energy Ltd.	233,759	145,814
†Swiggy Ltd.	33,991	86,076
Tata Communications Ltd.	2,447	50,987
Tata Consultancy Services Ltd.	17,821	383,035
Tata Consumer Products Ltd.	12,434	141,510
Tata Motors Ltd./new	42,759	191,730
Tata Motors Passenger Vehicles Ltd.	40,306	150,339
Tata Power Co. Ltd.	32,537	132,683
Tata Steel Ltd.	157,901	314,269
Tech Mahindra Ltd.	11,740	174,744
Titan Co. Ltd.	7,576	352,862
Torrent Pharmaceuticals Ltd.	2,313	112,913
Torrent Power Ltd.	4,060	60,712
Trent Ltd.	6,334	220,011
Tube Investments of India Ltd.	2,358	75,602
TVS Motor Co. Ltd.	5,333	195,272
UltraTech Cement Ltd.	2,215	263,708
Union Bank of India Ltd.	37,570	68,564
United Spirits Ltd.	5,560	79,525
UPL Ltd.	9,843	59,500
Varun Beverages Ltd.	26,512	142,535
†Vedanta Aluminium Metal Ltd.	31,701	150,188
Vedanta Ltd.	28,754	85,620
†Vishal Mega Mart Ltd.	50,827	63,440
†Vodafone Idea Ltd.	605,690	92,653
LVIP State Street Emerging Markets Equity Index Fund-11

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Voltas Ltd.	5,291	$71,550
WAAREE Energies Ltd.	1,733	54,160
Wipro Ltd.	51,203	92,440
†Yes Bank Ltd.	356,865	91,256
Zydus Lifesciences Ltd.	3,979	46,793
		30,249,952
Indonesia–0.43%
Astra International Tbk. PT	354,500	89,616
Bank Central Asia Tbk. PT	1,109,700	345,789
Bank Mandiri Persero Tbk. PT	870,400	187,734
Bank Negara Indonesia Persero Tbk. PT	285,800	50,727
Bank Rakyat Indonesia Persero Tbk. PT	1,327,159	203,206
†Barito Pacific Tbk. PT	508,398	36,937
†Bumi Resources Minerals Tbk. PT	1,229,300	32,942
Charoen Pokphand Indonesia Tbk. PT	139,400	26,508
†GoTo Gojek Tokopedia Tbk. PT	20,911,800	58,478
Telkom Indonesia Persero Tbk. PT	975,900	129,630
United Tractors Tbk. PT	39,300	50,554
		1,212,121
Ireland–0.34%
†PDD Holdings, Inc. ADR	12,500	953,500
		953,500
Kuwait–0.46%
Boubyan Bank KSCP	24,317	49,765
Gulf Bank KSCP	27,324	31,134
Kuwait Finance House KSCP	234,658	580,964
Mabanee Co. KPSC	16,596	49,445
Mobile Telecommunications Co. KSCP	29,586	58,255
National Bank of Kuwait SAKP	184,082	478,922
Warba Bank KSCP	51,698	46,558
		1,295,043
Luxembourg–0.04%
Reinet Investments SCA	2,363	65,411
†Zabka Group SA	8,297	60,088
		125,499
Malaysia–0.90%
AMMB Holdings Bhd.	62,800	98,228
CelcomDigi Bhd.	66,900	43,851
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
CIMB Group Holdings Bhd.	177,007	$322,249
Gamuda Bhd.	117,022	125,726
Hong Leong Bank Bhd.	16,400	86,185
IHH Healthcare Bhd.	33,300	68,708
IOI Corp. Bhd.	49,000	50,816
Kuala Lumpur Kepong Bhd.	10,009	51,988
Malayan Banking Bhd.	129,870	343,815
Maxis Bhd.	38,800	32,194
MISC Bhd.	31,900	61,023
Petronas Chemicals Group Bhd.	52,700	52,142
Petronas Gas Bhd.	19,900	85,310
PPB Group Bhd.	554	1,262
Press Metal Aluminium Holdings Bhd.	83,200	157,039
Public Bank Bhd.	328,400	387,140
RHB Bank Bhd.	42,888	87,188
SD Guthrie Bhd.	45,987	67,444
Sunway Bhd.	58,500	74,024
Telekom Malaysia Bhd.	31,159	56,955
Tenaga Nasional Bhd.	58,200	204,347
YTL Power International Bhd.	82,400	84,722
		2,542,356
Mexico–1.70%
America Movil SAB de CV	329,300	428,019
Arca Continental SAB de CV	9,700	115,995
Cemex SAB de CV	334,900	402,167
Coca-Cola Femsa SAB de CV	9,800	104,162
Fibra Uno Administracion SA de CV	54,600	93,823
Fomento Economico Mexicano SAB de CV	35,200	449,876
Gruma SAB de CV Class B	2,870	46,289
Grupo Aeroportuario del Centro Norte SAB de CV	7,100	100,352
Grupo Aeroportuario del Pacifico SAB de CV Class B	9,210	232,732
Grupo Aeroportuario del Sureste SAB de CV Class B	4,125	126,462
Grupo Bimbo SAB de CV	28,900	94,364
Grupo Carso SAB de CV	11,917	88,937
Grupo Financiero Banorte SAB de CV Class O	53,200	563,411
Grupo Financiero Inbursa SAB de CV Class O	37,300	88,901
Grupo Mexico SAB de CV	63,900	722,111
Industrias Penoles SAB de CV	4,300	187,685
LVIP State Street Emerging Markets Equity Index Fund-12

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Kimberly-Clark de Mexico SAB de CV Class A	22,400	$49,469
Prologis Property Mexico SA de CV	21,098	91,088
Promotora y Operadora de Infraestructura SAB de CV	4,915	78,070
Sigma Foods SAB de CV Class A	76,921	70,598
Southern Copper Corp.	1,904	331,791
Wal-Mart de Mexico SAB de CV	113,300	332,109
		4,798,411
Netherlands–0.04%
NEPI Rockcastle NV	11,790	105,526
		105,526
Peru–0.24%
Cia de Minas Buenaventura SAA ADR	3,200	93,728
Credicorp Ltd.	1,480	576,578
		670,306
Philippines–0.25%
Ayala Corp.	3,960	27,052
Ayala Land, Inc.	140,000	33,825
Bank of the Philippine Islands	42,608	66,835
BDO Unibank, Inc.	50,172	97,403
International Container Terminal Services, Inc.	21,950	319,399
Manila Electric Co.	2,860	26,564
Metropolitan Bank & Trust Co.	33,754	35,843
PLDT, Inc.	1,000	18,401
SM Investments Corp.	3,120	30,077
SM Prime Holdings, Inc.	218,600	64,545
		719,944
Poland–0.93%
†Allegro.eu SA	17,495	176,085
Asseco Poland SA	1,236	55,031
†Bank Millennium SA	14,740	76,636
Bank Polska Kasa Opieki SA	4,054	246,993
Budimex SA	311	61,065
†CD Projekt SA	1,268	75,707
†Dino Polska SA	11,323	85,546
Erste Bank Polska SA	928	159,184
KGHM Polska Miedz SA	3,003	265,392
LPP SA	24	116,767
†mBank SA	279	101,242
ORLEN SA	12,682	426,413
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland (continued)
†PGE Polska Grupa Energetyczna SA	19,031	$47,848
Powszechna Kasa Oszczednosci Bank Polski SA	19,065	523,469
Powszechny Zaklad Ubezpieczen SA	12,287	214,710
		2,632,088
Qatar–0.44%
Al Rayan Bank	105,767	59,676
Commercial Bank PSQC	73,096	81,293
Dukhan Bank	26,838	24,604
Industries Qatar QSC	29,628	89,511
Mesaieed Petrochemical Holding Co.	41,733	13,318
Nebras Energy	10,939	42,993
Ooredoo QPSC	21,585	78,550
Qatar Fuel QSC	10,445	40,486
Qatar Gas Transport Co. Ltd.	57,579	68,077
Qatar International Islamic Bank QSC	20,470	62,476
Qatar Islamic Bank QPSC	36,210	217,671
Qatar National Bank QPSC	96,044	455,520
		1,234,175
Republic of Korea–22.49%
Alteogen, Inc.	892	208,798
Amorepacific Corp.	688	47,302
APR Corp.	507	127,210
Celltrion, Inc.	3,404	383,408
DB Insurance Co. Ltd.	1,006	87,654
Doosan Co. Ltd.	157	153,823
†Doosan Enerbility Co. Ltd.	9,897	563,866
Ecopro BM Co. Ltd.	1,193	111,177
Ecopro Co. Ltd.	2,197	153,354
Hana Financial Group, Inc.	6,051	451,973
Hankook Tire & Technology Co. Ltd.	1,602	64,624
Hanmi Semiconductor Co. Ltd.	909	154,078
Hanwha Aerospace Co. Ltd.	736	476,325
†Hanwha Ocean Co. Ltd.	2,987	196,111
Hanwha Systems Co. Ltd.	1,567	74,478
HD Hyundai Co. Ltd.	947	123,330
HD Hyundai Electric Co. Ltd.	505	323,948
HD Hyundai Heavy Industries Co. Ltd.	693	267,202
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	920	209,961
†HLB, Inc.	2,860	96,251
LVIP State Street Emerging Markets Equity Index Fund-13

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
HMM Co. Ltd.	5,351	$64,692
HYBE Co. Ltd.	507	63,482
Hyosung Heavy Industries Corp.	112	254,530
Hyundai Engineering & Construction Co. Ltd.	1,682	126,004
Hyundai Glovis Co. Ltd.	858	102,850
Hyundai Mobis Co. Ltd.	1,271	418,581
Hyundai Motor Co.	2,952	962,246
Hyundai Rotem Co. Ltd.	1,648	185,722
Industrial Bank of Korea	5,125	66,232
Kakao Corp.	6,988	157,576
KakaoBank Corp.	3,907	53,151
KB Financial Group, Inc.	7,843	811,493
Kia Corp.	5,106	461,162
Korea Aerospace Industries Ltd.	1,532	145,542
Korea Electric Power Corp.	5,567	134,138
Korea Investment Holdings Co. Ltd.	889	128,777
Korean Air Lines Co. Ltd.	3,910	70,078
Krafton, Inc.	603	92,464
KT&G Corp.	2,017	221,981
LG Chem Ltd.	1,011	185,326
LG Corp.	2,005	127,067
†LG Display Co. Ltd.	5,326	40,130
LG Electronics, Inc.	2,322	309,561
†LG Energy Solution Ltd.	1,019	241,080
LG Uplus Corp.	2,463	22,237
LIG Defense&Aerospace Co. Ltd.	284	131,799
LS Electric Co. Ltd.	1,615	253,334
†Meritz Financial Group, Inc.	1,480	101,657
Mirae Asset Securities Co. Ltd.	4,252	119,366
NAVER Corp.	3,132	406,388
NH Investment & Securities Co. Ltd. Class C	2,383	45,816
POSCO Future M Co. Ltd.	781	89,717
POSCO Holdings, Inc.	1,567	323,739
Posco International Corp.	1,020	32,359
†Samsung Biologics Co. Ltd.	257	232,341
Samsung C&T Corp.	1,831	566,923
Samsung Electro-Mechanics Co. Ltd.	1,240	1,795,816
Samsung Electronics Co. Ltd.	103,058	22,868,273
†Samsung Episholdings Co. Ltd.	171	47,845
Samsung Fire & Marine Insurance Co. Ltd.	659	265,927
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†Samsung Heavy Industries Co. Ltd.	14,558	$221,413
Samsung Life Insurance Co. Ltd.	1,724	453,968
†Samsung SDI Co. Ltd.	1,331	424,230
Samsung SDS Co. Ltd.	847	106,396
Samyang Foods Co. Ltd.	92	66,971
Shinhan Financial Group Co. Ltd.	9,092	570,065
SK Hynix, Inc.	12,173	21,480,259
†SK Innovation Co. Ltd.	1,415	87,270
SK Square Co. Ltd.	2,040	2,306,955
SK Telecom Co. Ltd.	2,212	126,073
SK, Inc.	777	426,078
S-Oil Corp.	1,029	70,631
Woori Financial Group, Inc.	14,425	272,436
Yuhan Corp.	1,211	55,151
		63,670,171
Russia–0.00%
=†πAlrosa PJSC	238,813	0
=†πGazprom PJSC	958,422	0
=†πGazprom PJSC ADR	40,705	0
=†πGMK Norilskiy Nickel PAO	595,900	0
=†πInter RAO UES PJSC	3,556,000	0
=†πLUKOIL PJSC	39,222	0
=†πMoscow Exchange MICEX-RTS PJSC	149,010	0
=†πNovatek PJSC GDR	8,045	0
=†πNovolipetsk Steel PJSC	139,160	0
=†πPhosAgro PJSC	80	0
=†πPhosAgro PJSC GDR	12,445	0
=†πPolyus PJSC	31,720	0
=†πRosneft Oil Co. PJSC	109,202	0
=†πSberbank of Russia PJSC	1,018,280	0
=†πSeverstal PAO	19,447	0
=†πSurgutneftegas PAO	697,800	0
=†πTatneft PJSC	132,700	0
=†πVK IPJSC GDR	12,642	0
=†πVTB Bank PJSC	58,436	0
		0
Saudi Arabia–2.29%
†ACWA Power Co.	5,031	259,892
Ades Holding Co.	6,894	34,165
Al Rajhi Bank	64,325	1,128,391
Alinma Bank	32,602	212,132
Almarai Co. JSC	9,945	120,386
Arab National Bank	19,657	108,523
Arabian Internet & Communications Services Co.	491	26,707
Bank AlBilad	17,386	112,898
Bank Al-Jazira	15,292	47,266
LVIP State Street Emerging Markets Equity Index Fund-14

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Banque Saudi Fransi	26,890	$138,887
Bupa Arabia for Cooperative Insurance Co.	1,903	88,634
Co. for Cooperative Insurance	1,607	62,953
†Dar Al Arkan Real Estate Development Co.	12,950	62,075
Dr. Sulaiman Al Habib Medical Services Group Co.	1,637	92,368
Elm Co.	520	95,124
Etihad Etisalat Co.	8,255	132,816
†Jabal Omar Development Co.	12,651	50,933
Jarir Marketing Co.	13,142	58,621
Makkah Construction & Development Co.	2,330	51,441
Mouwasat Medical Services Co.	1,645	27,916
Riyad Bank	43,442	230,280
SABIC Agri-Nutrients Co.	5,104	168,140
SAL Saudi Logistics Services	1,013	48,562
†Saudi Arabian Mining Co.	25,525	403,661
Saudi Arabian Oil Co.	132,370	919,795
Saudi Awwal Bank	22,313	192,205
Saudi Basic Industries Corp.	19,691	270,114
Saudi Energy Co.	14,553	68,946
Saudi Investment Bank	13,947	49,824
Saudi National Bank	63,805	656,828
Saudi Tadawul Group Holding Co.	865	30,459
Saudi Telecom Co.	43,759	503,603
Yanbu National Petrochemical Co.	4,952	38,753
		6,493,298
South Africa–2.41%
Absa Group Ltd.	18,638	259,674
Bid Corp. Ltd.	7,151	194,972
Bidvest Group Ltd.	7,308	106,840
Capitec Bank Holdings Ltd.	1,890	548,695
Clicks Group Ltd.	5,173	71,838
Discovery Ltd.	12,362	199,616
FirstRand Ltd.	110,520	656,919
Gold Fields Ltd.	19,764	663,387
Harmony Gold Mining Co. Ltd.	12,620	193,097
Impala Platinum Holdings Ltd.	19,686	206,817
MTN Group Ltd.	38,445	535,432
Naspers Ltd. Class N	16,965	851,877
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Nedbank Group Ltd.	10,391	$171,248
Northam Platinum Holdings Ltd.	7,880	113,834
OUTsurance Group Ltd.	18,662	89,527
Pepkor Holdings Ltd.	83,329	112,660
Remgro Ltd.	9,729	117,009
Sanlam Ltd.	39,872	214,768
†Sasol Ltd.	12,869	127,122
Shoprite Holdings Ltd.	9,772	176,116
Sibanye Stillwater Ltd.	61,672	131,036
Standard Bank Group Ltd.	29,276	577,913
Valterra Platinum Ltd.	5,730	385,096
Vodacom Group Ltd.	12,522	116,023
		6,821,516
Taiwan–27.15%
Accton Technology Corp.	11,000	877,384
Advantech Co. Ltd.	10,951	170,846
Airtac International Group	2,696	114,279
Alchip Technologies Ltd.	2,000	267,860
ASE Technology Holding Co. Ltd.	74,000	1,651,425
Asia Vital Components Co. Ltd.	7,000	566,231
ASPEED Technology, Inc.	1,000	527,658
†Asustek Computer, Inc.	15,000	332,889
Bizlink Holding, Inc.	4,000	245,121
†Caliway Biopharmaceuticals Co. Ltd. Class C	23,000	72,877
Cathay Financial Holding Co. Ltd.	209,154	648,627
Chailease Holding Co. Ltd.	33,343	123,316
Chang Hwa Commercial Bank Ltd.	166,323	125,774
China Steel Corp.	249,000	147,609
Chroma ATE, Inc.	8,000	555,948
Chunghwa Telecom Co. Ltd.	81,000	359,532
CTBC Financial Holding Co. Ltd.	365,000	818,151
Delta Electronics, Inc.	43,000	2,700,561
E Ink Holdings, Inc.	17,000	116,093
E.Sun Financial Holding Co. Ltd.	323,171	350,697
Elite Material Co. Ltd.	6,000	1,037,283
eMemory Technology, Inc.	1,000	94,191
Eva Airways Corp.	61,000	86,505
Evergreen Marine Corp. Taiwan Ltd.	23,986	139,258
Far EasTone Telecommunications Co. Ltd.	36,000	118,726
First Financial Holding Co. Ltd.	244,313	251,976
LVIP State Street Emerging Markets Equity Index Fund-15

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Formosa Chemicals & Fibre Corp.	76,000	$130,826
Formosa Plastics Corp.	80,000	137,223
Fortune Electric Co. Ltd.	2,840	70,114
Fubon Financial Holding Co. Ltd.	183,288	748,760
Gigabyte Technology Co. Ltd.	12,000	131,112
Global Unichip Corp.	2,000	310,142
Globalwafers Co. Ltd.	5,000	161,379
Gold Circuit Electronics Ltd.	7,000	268,825
Hon Hai Precision Industry Co. Ltd.	268,000	2,138,557
Hon Precision, Inc.	2,000	410,906
Hotai Motor Co. Ltd.	6,320	92,898
Hua Nan Financial Holdings Co. Ltd. Class C	198,931	238,589
Innolux Corp.	161,930	358,382
International Games System Co. Ltd. Class C	4,000	99,628
Inventec Corp.	62,000	131,443
Jentech Precision Industrial Co. Ltd.	1,500	164,745
KGI Financial Holding Co. Ltd.	362,378	329,247
King Slide Works Co. Ltd.	1,000	234,330
King Yuan Electronics Co. Ltd.	25,000	270,557
Largan Precision Co. Ltd.	2,000	270,930
Lite-On Technology Corp.	43,000	304,322
Lotes Co. Ltd.	2,000	134,891
MediaTek, Inc.	32,000	4,360,470
Mega Financial Holding Co. Ltd.	250,887	364,645
MPI Corp.	2,000	391,144
Nan Ya Plastics Corp.	111,000	590,856
Novatek Microelectronics Corp.	12,000	202,941
Pegatron Corp.	44,000	116,400
PharmaEssentia Corp.	5,877	248,212
Pou Chen Corp.	1,609	1,286
President Chain Store Corp.	11,000	77,146
Quanta Computer, Inc.	59,000	687,851
Realtek Semiconductor Corp.	11,000	280,769
Ruentex Development Co. Ltd.	1,714	1,449
Shanghai Commercial & Savings Bank Ltd.	84,190	113,261
SinoPac Financial Holdings Co. Ltd.	270,913	341,673
Taiwan Business Bank	162,175	90,703
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Taiwan Cooperative Financial Holding Co. Ltd.	232,884	$182,228
Taiwan Mobile Co. Ltd.	33,000	120,687
Taiwan Semiconductor Manufacturing Co. Ltd.	543,000	42,837,406
TCC Group Holdings Co. Ltd.	148,050	112,295
TS Financial Holding Co. Ltd.	470,688	494,173
Unimicron Technology Corp.	29,721	1,023,827
Uni-President Enterprises Corp.	104,000	243,864
†United Microelectronics Corp.	249,000	1,335,586
Vanguard International Semiconductor Corp.	27,111	187,194
†Wan Hai Lines Ltd.	18,190	45,316
†Wistron Corp.	67,000	337,975
Wiwynn Corp.	2,000	295,439
Yageo Corp.	33,592	1,225,405
Yang Ming Marine Transport Corp.	41,000	67,034
Yuanta Financial Holding Co. Ltd.	233,869	486,412
Zhen Ding Technology Holding Ltd.	17,000	342,427
		76,844,697
Thailand–0.94%
Advanced Info Service PCL NVDR	20,458	226,638
Airports of Thailand PCL NVDR	96,709	188,343
Bangkok Dusit Medical Services PCL NVDR	218,061	127,018
Bumrungrad Hospital PCL NVDR	12,311	70,023
Central Pattana PCL NVDR	46,236	93,689
Charoen Pokphand Foods PCL NVDR	84,743	50,077
CP ALL PCL NVDR	109,997	155,567
Delta Electronics Thailand PCL	68,302	668,206
Gulf Development PCL	51,332	95,371
Gulf Development PCL NVDR	35,836	66,580
Kasikornbank PCL NVDR	13,459	88,509
Krung Thai Bank PCL NVDR	76,125	87,381
Minor International PCL NVDR	82,881	61,961
PTT Exploration & Production PCL NVDR	28,250	113,535
LVIP State Street Emerging Markets Equity Index Fund-16

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
PTT PCL NVDR	222,381	$237,900
SCB X PCL NVDR	18,949	84,648
Siam Cement PCL NVDR	16,125	118,955
TMBThanachart Bank PCL	619,155	45,970
True Corp. PCL NVDR	239,561	93,260
		2,673,631
Turkey–0.34%
Akbank TAS	71,222	117,895
Aselsan Elektronik Sanayi Ve Ticaret AS	24,956	184,577
BIM Birlesik Magazalar AS	18,357	143,982
Eregli Demir ve Celik Fabrikalari TAS	66,068	57,501
Haci Omer Sabanci Holding AS	25,040	52,470
KOC Holding AS	12,800	53,291
Turk Hava Yollari AO	12,022	84,290
Turkcell Iletisim Hizmetleri AS	20,808	48,033
Turkiye Is Bankasi AS Class C	205,790	65,474
Turkiye Petrol Rafinerileri AS	20,871	101,433
†Yapi ve Kredi Bankasi AS	76,331	65,896
		974,842
United Arab Emirates–1.07%
Abu Dhabi Commercial Bank PJSC	68,343	269,272
Abu Dhabi Islamic Bank PJSC	33,124	186,677
Abu Dhabi National Oil Co. for Distribution PJSC	53,905	57,556
ADNOC Drilling Co. PJSC	58,913	91,945
Adnoc Gas PLC	139,745	130,944
ADNOC Logistics & Services	37,248	61,082
Air Arabia PJSC	44,473	66,055
Aldar Properties PJSC	87,167	196,698
Dubai Electricity & Water Authority PJSC	142,336	107,778
Dubai Islamic Bank PJSC	60,764	123,293
Emaar Development PJSC	18,389	69,282
Emaar Properties PJSC	138,731	450,902
Emirates NBD Bank PJSC	41,198	332,041
Emirates Telecommunications Group Co. PJSC	74,162	387,987
First Abu Dhabi Bank PJSC	95,043	440,343
Salik Co. PJSC	40,127	64,295
		3,036,150
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–0.32%
Anglogold Ashanti PLC	11,163	$899,830
		899,830
United States–0.16%
Aura Minerals, Inc.	700	44,065
†BeOne Medicines Ltd. Class H	17,400	379,247
†Legend Biotech Corp. ADR	1,400	40,432
		463,744
Total Common Stock (Cost $123,409,131)		263,874,892
ΔPREFERRED STOCKS–1.56%
Brazil–0.53%
=†Axia Energia SA	7	72
Cia Energetica de Minas Gerais 10.44%	34,816	72,973
Gerdau SA 3.27%	26,750	107,781
Itau Unibanco Holding SA 8.18%	121,456	994,743
Itausa SA 9.78%	129,996	337,436
		1,513,005
Chile–0.08%
Sociedad Quimica y Minera de Chile SA 1.35%	3,039	225,626
		225,626
Republic of Korea–0.95%
Hyundai Motor Co. 4.63%	531	75,438
Hyundai Motor Co. 4.69%	793	111,865
Samsung Electronics Co. Ltd. 0.79%	17,707	2,497,083
		2,684,386
Russia–0.00%
=†πSurgutneftegas PAO	640,200	0
		0
Total Preferred Stocks (Cost $1,914,217)		4,423,017
ΔWARRANTS–0.00%
Malaysia–0.00%
=†YTL Corp. Bhd. exp 6/02/28 exercise price MYR 1.5000	20,620	2,731
=†YTL Power International Bhd. exp 6/02/28 exercise price MYR 2.4500	13,360	5,668
Total Warrants (Cost $0)		8,399

LVIP State Street Emerging Markets Equity Index Fund-17

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–4.09%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.58%)	11,571,106	$11,571,106
Total Money Market Fund (Cost $11,571,106)		11,571,106

TOTAL INVESTMENTS–98.88% (Cost $136,894,454)	$279,877,414

	Number of Shares	Value (U.S. $)
COMMON STOCK–(0.00)%
Greece–(0.00)%
Hellenic Telecommunications Organization SA	(636)	$(14,123)
Total Common Stock (Proceeds $13,797)		(14,123)

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.12%	3,178,531
NET ASSETS APPLICABLE TO 16,629,175 SHARES OUTSTANDING–100.00%	$283,041,822
NET ASSET VALUE PER SHARE–LVIP STATE STREET EMERGING MARKETS EQUITY INDEX FUND STANDARD CLASS ($250,361,527 / 14,701,362 Shares)	$17.030
NET ASSET VALUE PER SHARE–LVIP STATE STREET EMERGING MARKETS EQUITY INDEX FUND SERVICE CLASS ($32,680,295 / 1,927,813 Shares)	$16.952
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$155,062,338
Distributable earnings/(accumulated loss)	127,979,484
TOTAL NET ASSETS	$283,041,822

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2026, the aggregate value of restricted securities was $0, which represented
0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP State Street Emerging Markets Equity Index Fund-18

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Alrosa PJSC	10/31/2018	$326,421	$0
Gazprom PJSC	10/31/2018	2,374,958	0
Gazprom PJSC ADR	10/31/2018	182,671	0
GMK Norilskiy Nickel PAO	10/31/2018	1,093,007	0
Inter RAO UES PJSC	10/31/2018	220,154	0
LUKOIL PJSC	10/31/2018	3,036,022	0
Moscow Exchange MICEX-RTS PJSC	10/31/2018	222,248	0
Novatek PJSC GDR	2/17/2021	1,327,703	0
Novolipetsk Steel PJSC	10/31/2018	331,713	0
PhosAgro PJSC	4/26/2022	1,013	0
PhosAgro PJSC GDR	4/26/2022	157,510	0
Polyus PJSC	10/31/2018	243,731	0
Rosneft Oil Co. PJSC	10/31/2018	765,027	0
Sberbank of Russia PJSC	10/31/2018	3,026,893	0
Severstal PAO	10/31/2018	284,734	0
Surgutneftegas PAO	10/31/2018	311,071	0
Surgutneftegas PAO	10/31/2018	371,776	0
Tatneft PJSC	10/31/2018	1,490,294	0
VK IPJSC GDR	2/17/2021	330,604	0
VTB Bank PJSC	10/31/2018	165,967	0
Total		$16,263,517	$0

★Includes $536,099 cash collateral held at broker for futures contracts, $25,542 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $112,486 variation margin due from broker on futures contracts, $120,912 payable for fund shares redeemed,
$103,374 other accrued expenses payable, $92,244 due to manager and affiliates, $1,857,970 foreign capital gain taxes payable, $18,905 payable for audit fee and $9,223 payable for fund accounting fee as of June 30, 2026.

The following futures contracts and swap contracts were outstanding at June 30, 2026:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
94	ICE U.S. MSCI Emerging Markets Index Futures	$8,259,310	$8,313,932	9/18/26	$—	$(54,622)
Swap Contract1
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
GS- Receive amounts based on MSCI China A Inclusion Net Return Index and pay variable quarterly payments based on SOFR12M4	8,131,745	0.88%	10/21/26	$473,571	$473,571	$—

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.
LVIP State Street Emerging Markets Equity Index Fund-19

LVIP State Street Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore
RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
GS–Goldman Sachs
ICE–Intercontinental Exchange
LNG–Liquefied Natural Gas
MICEX-RTS–Moscow Interbank Currency Exchange - Russian Trading System
MSCI–Morgan Stanley Capital International
MYR–Malaysian Ringgit
NVDR–Non-Voting Depository Receipt
PAO–Public Joint Stock Company
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
SOFR12M–Secured Overnight Financing Rate 12 Months
UES–Unified Energy System
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Emerging Markets Equity Index Fund-20

LVIP State Street Emerging Markets Equity Index Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $336,033)	$2,682,214
EXPENSES:
Management fees	454,320
Custodian fees	113,667
Index fees	81,812
Professional fees	70,173
Shareholder servicing fees	38,751
Distribution fees-Service Class	34,746
Pricing fees	33,922
Accounting and administration expenses	31,544
Consulting fees	9,332
Reports and statements to shareholders	4,366
Trustees’ fees and expenses	3,749
Other	5,222
881,604
Less:
Expenses reimbursed	(178,740)
Total operating expenses	702,864
NET INVESTMENT INCOME	1,979,350
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	18,855,421
Foreign currencies	(105,628)
Futures contracts	1,665,856
Swap contracts	687,916
Net realized gain	21,103,565
Net change in unrealized appreciation (depreciation) of:
Investments**	39,890,822
Foreign currencies	(16,060)
Futures contracts	(124,903)
Swap contracts	250,034
Net change in unrealized appreciation (depreciation)	39,999,893
NET REALIZED AND UNREALIZED GAIN	61,103,458
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,082,808

*	Includes $148,403 foreign capital gains taxes paid.
**	Includes $584,299 change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.

LVIP State Street Emerging Markets Equity Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,979,350	$5,071,373
Net realized gain	21,103,565	29,121,723
Net change in unrealized appreciation (depreciation)	39,999,893	39,242,337
Net increase in net assets resulting from operations	63,082,808	73,435,433
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(6,505,736)
Service Class	—	(589,245)
	—	(7,094,981)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,573,300	21,845,905
Service Class	7,980,323	5,599,068
Reinvestment of dividends and distributions:
Standard Class	—	6,505,736
Service Class	—	589,245
	15,553,623	34,539,954
Cost of shares redeemed:
Standard Class	(46,843,349)	(111,378,246)
Service Class	(4,753,260)	(4,753,684)
	(51,596,609)	(116,131,930)
Decrease in net assets derived from capital share transactions	(36,042,986)	(81,591,976)
NET INCREASE (DECREASE) IN NET ASSETS	27,039,822	(15,251,524)
NET ASSETS:
Beginning of period	256,002,000	271,253,524
End of period	$283,041,822	$256,002,000
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Emerging Markets Equity Index Fund-21

LVIP State Street Emerging Markets Equity Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Emerging Markets Equity Index Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.508	$10.413	$10.015	$9.522	$12.488	$13.244
Income (loss) from investment operations:
Net investment income[2]	0.114	0.240	0.224	0.238	0.256	0.238
Net realized and unrealized gain (loss)	3.408	3.239	0.465	0.588	(2.906)	(0.674)
Total from investment operations	3.522	3.479	0.689	0.826	(2.650)	(0.436)
Less dividends and distributions from:
Net investment income	—	(0.384)	(0.291)	(0.333)	(0.316)	(0.320)
Total dividends and distributions	—	(0.384)	(0.291)	(0.333)	(0.316)	(0.320)
Net asset value, end of period	$17.030	$13.508	$10.413	$10.015	$9.522	$12.488
Total return[3]	26.07%	33.48%	6.80%	8.83%	(21.19% )	(3.30% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$250,362	$232,919	$254,576	$328,587	$315,286	$815,846
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.63%	0.64%	0.65%	0.58%	0.61%	0.52%
Ratio of net investment income to average net assets	1.51%	2.02%	2.13%	2.40%	2.37%	1.76%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.38%	1.88%	1.98%	2.32%	2.26%	1.74%
Portfolio turnover	3%	4%	5%	15%	11%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Emerging Markets Equity Index Fund-22

LVIP State Street Emerging Markets Equity Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Emerging Markets Equity Index Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.463	$10.383	$9.988	$9.497	$12.456	$13.215
Income (loss) from investment operations:
Net investment income[2]	0.095	0.211	0.197	0.212	0.222	0.202
Net realized and unrealized gain (loss)	3.394	3.224	0.463	0.587	(2.890)	(0.668)
Total from investment operations	3.489	3.435	0.660	0.799	(2.668)	(0.466)
Less dividends and distributions from:
Net investment income	—	(0.355)	(0.265)	(0.308)	(0.291)	(0.293)
Total dividends and distributions	—	(0.355)	(0.265)	(0.308)	(0.291)	(0.293)
Net asset value, end of period	$16.952	$13.463	$10.383	$9.988	$9.497	$12.456
Total return[3]	25.92%	33.15%	6.54%	8.56%	(21.39% )	(3.54% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,680	$23,083	$16,677	$15,577	$14,300	$16,247
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.88%	0.89%	0.90%	0.83%	0.86%	0.77%
Ratio of net investment income to average net assets	1.26%	1.77%	1.88%	2.15%	2.12%	1.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.13%	1.63%	1.73%	2.07%	2.01%	1.49%
Portfolio turnover	3%	4%	5%	15%	11%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Emerging Markets Equity Index Fund-23

LVIP State Street Emerging Markets Equity Index Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP State Street Emerging Markets Equity Index Fund (formerly, LVIP SSGA Emerging Markets Equity Index Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks performance of emerging market equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Total return swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP State Street Emerging Markets Equity Index Fund-24

LVIP State Street Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP State Street Emerging Markets Equity Index Fund is $3,515,149 and $3,526,786 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.34% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.50% of the Fund’s average daily net assets for the Standard Class and 0.75% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
LVIP State Street Emerging Markets Equity Index Fund-25

LVIP State Street Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$292,174	$464,599	$357,354	$1,114,127
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$10,412
Legal	1,732
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $436 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$25,542
Management fees payable to LFI	78,852
Distribution fees payable to LFD	6,667
Shareholder servicing fees payable to Lincoln Life	6,725
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$7,115,950
Sales	41,907,590
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$136,894,454
Aggregate unrealized appreciation of investments and derivatives	$165,934,811
Aggregate unrealized depreciation of investments and derivatives	(22,532,902)
Net unrealized appreciation of investments and derivatives	$143,401,909
LVIP State Street Emerging Markets Equity Index Fund-26

LVIP State Street Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$76,778	$—	$76,778
Brazil	8,690,823	—	—	8,690,823
Canada	—	77,473	—	77,473
Chile	973,254	—	—	973,254
China	1,084,547	39,720,455	24,366	40,829,368
Colombia	406,908	—	—	406,908
Czech Republic	40,383	208,269	—	248,652
Egypt	—	149,006	—	149,006
Greece	—	1,414,802	—	1,414,802
Hong Kong	343,729	1,285,169	—	1,628,898
Hungary	106,086	856,044	—	962,130
India	150,188	30,099,764	—	30,249,952
Indonesia	225,156	986,965	—	1,212,121
Ireland	953,500	—	—	953,500
Kuwait	1,295,043	—	—	1,295,043
Luxembourg	65,411	60,088	—	125,499
Malaysia	215,039	2,327,317	—	2,542,356
Mexico	4,798,411	—	—	4,798,411
Netherlands	—	105,526	—	105,526
Peru	670,306	—	—	670,306
Philippines	26,564	693,380	—	719,944
LVIP State Street Emerging Markets Equity Index Fund-27

LVIP State Street Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Poland	$—	$2,632,088	$—	$2,632,088
Qatar	211,054	1,023,121	—	1,234,175
Republic of Korea	164,158	63,506,013	—	63,670,171
Russia	—	—	— *	—
Saudi Arabia	906,927	5,586,371	—	6,493,298
South Africa	992,698	5,828,818	—	6,821,516
Taiwan	—	76,844,697	—	76,844,697
Thailand	668,206	2,005,425	—	2,673,631
Turkey	184,577	790,265	—	974,842
United Arab Emirates	—	3,036,150	—	3,036,150
United Kingdom	—	899,830	—	899,830
United States	84,497	379,247	—	463,744
Preferred Stocks
Brazil	1,512,933	—	72	1,513,005
Chile	225,626	—	—	225,626
Republic of Korea	—	2,684,386	—	2,684,386
Russia	—	—	— *	—
Warrants	—	—	8,399	8,399
Money Market Fund	11,571,106	—	—	11,571,106
Total Investments	$36,567,130	$243,277,447	$32,837	$279,877,414
Liabilities:
Common Stock	$—	$(14,123)	$—	(14,123)
Total Investments	$—	$(14,123)	$—	$(14,123)
Derivatives:

Assets:
Swap Contract	$—	$473,571	$—	$473,571
Liabilities:
Futures Contract	$(54,622)	$—	$—	$(54,622)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's portfolio investments was categorized as Level 2.
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	505,009	1,792,662
Service Class	524,854	459,878
Shares reinvested:
Standard Class	—	491,073
Service Class	—	44,620
	1,029,863	2,788,233
Shares redeemed:
Standard Class	(3,046,979)	(9,487,984)
Service Class	(311,670)	(396,112)
	(3,358,649)	(9,884,096)
Net decrease	(2,328,786)	(7,095,863)
LVIP State Street Emerging Markets Equity Index Fund-28

LVIP State Street Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $56,250,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Swap Contracts–The Fund enters into total return swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in.
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2026, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP State Street Emerging Markets Equity Index Fund-29

LVIP State Street Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(54,622)
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	473,571	Receivables and other assets net of liabilities	—
Total		$473,571		$(54,622)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,665,856	$(124,903)
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	687,916	250,034
Total		$2,353,772	$125,131
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$6,413,663	$—
Total return swap contracts (average notional value)	3,957	10,222,117
At June 30, 2026, the Fund received securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Securities Collateral
Goldman Sachs International	$379,891
Total	$379,891
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2026, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Goldman Sachs International	$473,571	$—	$473,571
Total	$473,571	$—	$473,571

LVIP State Street Emerging Markets Equity Index Fund-30

LVIP State Street Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Goldman Sachs International	$473,571	$(379,891)	$—	$—	$—	$93,680
Total	$473,571	$(379,891)	$—	$—	$—	$93,680

[1]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience, among other things, inefficiency, volatility and pricing anomalies that result from government influence, unavailability of consistently reliable economic data, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
LVIP State Street Emerging Markets Equity Index Fund-31

LVIP State Street Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP State Street Emerging Markets Equity Index Fund-32

LVIP State Street Global Tactical Allocation Managed Volatility Fund
(formerly, LVIP SSGA Global Tactical Allocation Managed Volatility Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP State Street Global Tactical Allocation Managed Volatility Fund

LVIP State Street Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–51.80%
INVESTMENT COMPANIES–51.80%
Equity Funds–22.24%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	3,734,536	$67,733,280
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	675,298	12,164,136
LVIP State Street S&P 500 Index Fund	1,067,700	39,613,813
LVIP State Street Small-Cap Index Fund	281,722	12,006,720
		131,517,949
Fixed Income Fund–14.03%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street Bond Index Fund	8,176,819	83,002,890
		83,002,890
International Equity Funds–15.53%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	987,597	12,656,056
LVIP Franklin Templeton Multi-Factor International Equity Fund	4,526,555	52,562,355
LVIP State Street International Index Fund	1,824,960	26,629,813
		91,848,224
Total Affiliated Investments (Cost $210,224,630)		306,369,063

UNAFFILIATED INVESTMENTS–48.05%
INVESTMENT COMPANIES–48.05%
Equity Funds–20.92%
SPDR® Gold Shares	26,056	9,598,509
SPDR® Portfolio S&P 600 Small Cap ETF	494,413	28,512,798
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® S&P 500 ETF Trust	114,661	$85,625,395
		123,736,702
Fixed Income Funds–18.15%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	357,583	5,678,418
SPDR® Bloomberg Barclays High Yield Bond ETF	118,712	11,440,276
SPDR® FTSE International Government Inflation-Protected Bond ETF	284,638	11,211,891
SPDR® Portfolio Long Term Corporate Bond ETF	767,198	17,185,235
SPDR® Portfolio Long Term Treasury ETF	659,623	17,301,911
SPDR® Portfolio TIPS ETF	1,732,550	44,491,884
		107,309,615
International Equity Funds–4.74%
SPDR® Portfolio Developed World ex-US ETF	15,469	779,483
SPDR® Portfolio Emerging Markets ETF	526,293	27,251,451
		28,030,934
Money Market Fund–4.24%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	25,078,612	25,078,612
		25,078,612
Total Unaffiliated Investments (Cost $246,230,853)		284,155,863

TOTAL INVESTMENTS–99.85% (Cost $456,455,483)	590,524,926
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	913,478
NET ASSETS APPLICABLE TO 41,898,808 SHARES OUTSTANDING–100.00%	$591,438,404

✧✧Standard Class shares.
LVIP State Street Global Tactical Allocation Managed Volatility Fund-1

LVIP State Street Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
7	CME British Pound Currency Futures	$579,906	$586,290	9/14/26	$—	$(6,384)
7	CME Euro Foreign Exchange Currency Futures	1,002,444	1,016,637	9/14/26	—	(14,193)
9	CME Japanese Yen Currency Futures	696,038	707,748	9/14/26	—	(11,710)
					—	(32,287)
Equity Contracts:
12	CME E-mini Russell 2000 Index Futures	1,827,360	1,715,340	9/18/26	112,020	—
18	CME E-mini S&P 500 Index Futures	6,793,425	6,623,054	9/18/26	170,371	—
4	CME E-mini S&P MidCap 400 Index Futures	1,554,000	1,483,606	9/18/26	70,394	—
14	Eurex EURO STOXX 50 Futures	1,016,731	972,841	9/18/26	43,890	—
4	FTSE 100 Index Futures	559,311	553,972	9/18/26	5,339	—
8	ICE U.S. MSCI Emerging Markets Index Futures	702,920	660,819	9/18/26	42,101	—
2	OSE Nikkei 225 Index Futures	863,372	803,166	9/10/26	60,206	—
					504,321	—
Total Futures Contracts					$504,321	$(32,287)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Global Tactical Allocation Managed Volatility Fund-2

LVIP State Street Global Tactical Allocation Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
ASSETS:
Affiliated investments, at value	$306,369,063
Unaffiliated investments, at value	284,155,863
Cash collateral held at broker for futures contracts	1,004,171
Dividends and interest receivable	291,662
Variation margin due from broker on futures contracts	90,648
Receivable for fund shares sold	2,965
Prepaid expenses	2,089
Foreign currencies, at value	224
TOTAL ASSETS	591,916,685
LIABILITIES:
Due to manager and affiliates	270,631
Payable for fund shares redeemed	169,497
Payable for audit fee	14,229
Other accrued expenses payable	13,542
Payable for fund accounting fee	10,382
TOTAL LIABILITIES	478,281
TOTAL NET ASSETS	$591,438,404
Unaffiliated investments, at cost	$246,230,853
Affiliated investments, at cost	210,224,630
Standard Class:
Net Assets	$53,291,721
Shares Outstanding	3,771,991
Net Asset Value Per Share	$14.128
Service Class:
Net Assets	$538,146,683
Shares Outstanding	38,126,817
Net Asset Value Per Share	$14.115
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$445,872,004
Distributable earnings/(accumulated loss)	145,566,400
TOTAL NET ASSETS	$591,438,404
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Global Tactical Allocation Managed Volatility Fund-3

LVIP State Street Global Tactical Allocation Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$3,433,006
EXPENSES:
Management fees	1,178,922
Distribution fees-Service Class	672,671
Shareholder servicing fees	85,472
Accounting and administration expenses	48,332
Professional fees	23,961
Trustees’ fees and expenses	8,548
Reports and statements to shareholders	8,240
Consulting fees	4,126
Custodian fees	3,697
Pricing fees	1,001
Other	10,398
2,045,368
Less:
Management fees waived	(294,731)
Total operating expenses	1,750,637
NET INVESTMENT INCOME	1,682,369
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	6,807,815
Sale of unaffiliated investments	5,773,349
Foreign currencies	(6,448)
Futures contracts	952,465
Net realized gain	13,527,181
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	18,810,720
Unaffiliated investments	8,720,036
Foreign currencies	(315)
Futures contracts	529,016
Net change in unrealized appreciation (depreciation)	28,059,457
NET REALIZED AND UNREALIZED GAIN	41,586,638
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,269,007
See accompanying notes, which are an integral part of the financial statements.

LVIP State Street Global Tactical Allocation Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,682,369	$12,245,598
Net realized gain	13,527,181	37,012,427
Net change in unrealized appreciation (depreciation)	28,059,457	29,918,933
Net increase in net assets resulting from operations	43,269,007	79,176,958
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,503,974)
Service Class	—	(14,945,576)
	—	(16,449,550)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,264,111	5,040,407
Service Class	5,918,232	8,138,621
Reinvestment of dividends and distributions:
Standard Class	—	1,503,974
Service Class	—	14,945,576
	8,182,343	29,628,578
Cost of shares redeemed:
Standard Class	(3,401,593)	(8,375,623)
Service Class	(53,480,405)	(101,612,360)
	(56,881,998)	(109,987,983)
Decrease in net assets derived from capital share transactions	(48,699,655)	(80,359,405)
NET DECREASE IN NET ASSETS	(5,430,648)	(17,631,997)
NET ASSETS:
Beginning of period	596,869,052	614,501,049
End of period	$591,438,404	$596,869,052
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Global Tactical Allocation Managed Volatility Fund-4

LVIP State Street Global Tactical Allocation Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Global Tactical Allocation Managed Volatility Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.120	$11.820	$11.141	$10.055	$12.490	$12.446
Income (loss) from investment operations:
Net investment income[2]	0.054	0.284	0.294	0.257	0.338	0.375
Net realized and unrealized gain (loss)	0.954	1.417	0.816	1.102	(2.137)	1.185
Total from investment operations	1.008	1.701	1.110	1.359	(1.799)	1.560
Less dividends and distributions from:
Net investment income	—	(0.329)	(0.379)	(0.273)	(0.427)	(0.678)
Net realized gain	—	(0.072)	(0.052)	—	(0.206)	(0.838)
Return of capital	—	—	—	—	(0.003)	—
Total dividends and distributions	—	(0.401)	(0.431)	(0.273)	(0.636)	(1.516)
Net asset value, end of period	$14.128	$13.120	$11.820	$11.141	$10.055	$12.490
Total return[3]	7.68%	14.37%	9.97%	13.51%	(14.33% )	12.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$53,292	$50,616	$47,406	$48,276	$43,718	$55,090
Ratio of expenses to average net assets[4]	0.37%	0.37%	0.36%	0.37%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.47%	0.47%	0.46%	0.47%	0.46%	0.46%
Ratio of net investment income to average net assets	0.79% [5]	2.26%	2.48%	2.42%	3.05%	2.81%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.69% [5]	2.16%	2.38%	2.32%	2.95%	2.71%
Portfolio turnover	38%	104%	84%	92%	112%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Global Tactical Allocation Managed Volatility Fund-5

LVIP State Street Global Tactical Allocation Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Global Tactical Allocation Managed Volatility Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.124	$11.823	$11.142	$10.056	$12.489	$12.446
Income (loss) from investment operations:
Net investment income[2]	0.037	0.252	0.264	0.230	0.310	0.341
Net realized and unrealized gain (loss)	0.954	1.416	0.816	1.101	(2.136)	1.184
Total from investment operations	0.991	1.668	1.080	1.331	(1.826)	1.525
Less dividends and distributions from:
Net investment income	—	(0.295)	(0.347)	(0.245)	(0.398)	(0.644)
Net realized gain	—	(0.072)	(0.052)	—	(0.206)	(0.838)
Return of capital	—	—	—	—	(0.003)	—
Total dividends and distributions	—	(0.367)	(0.399)	(0.245)	(0.607)	(1.482)
Net asset value, end of period	$14.115	$13.124	$11.823	$11.142	$10.056	$12.489
Total return[3]	7.55%	14.09%	9.70%	13.22%	(14.54% )	12.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$538,146	$546,253	$567,095	$609,490	$610,555	$795,264
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.61%	0.62%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.72%	0.72%	0.71%	0.72%	0.71%	0.71%
Ratio of net investment income to average net assets	0.54% [5]	2.01%	2.23%	2.17%	2.80%	2.56%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.44% [5]	1.91%	2.13%	2.07%	2.70%	2.46%
Portfolio turnover	38%	104%	84%	92%	112%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Global Tactical Allocation Managed Volatility Fund-6

LVIP State Street Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP State Street Global Tactical Allocation Managed Volatility Fund (formerly, LVIP SSGA Global Tactical Allocation Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital. Current income is not a consideration.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP State Street Global Tactical Allocation Managed Volatility Fund-7

LVIP State Street Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$23,458
Legal	3,902
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,393 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP State Street Global Tactical Allocation Managed Volatility Fund-8

LVIP State Street Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$145,847
Distribution fees payable to LFD	110,685
Shareholder servicing fees payable to Lincoln Life	14,099
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-51.80%@
Equity Funds-22.24%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$68,767,984	$1,800,000	$8,550,000	$2,384,779	$3,330,517	$67,733,280	3,734,536	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	11,682,981	—	2,080,000	699,739	1,861,416	12,164,136	675,298	—	—
✧✧LVIP State Street S&P 500 Index Fund	34,664,751	5,490,000	4,430,000	254,565	3,634,497	39,613,813	1,067,700	—	—
✧✧LVIP State Street Small-Cap Index Fund	11,665,520	—	2,040,000	829,520	1,551,680	12,006,720	281,722	—	—
Fixed Income Fund-14.03%@
✧✧LVIP State Street Bond Index Fund	89,955,923	18,400,000	25,309,534	(514,160)	470,661	83,002,890	8,176,819	—	—
International Equity Funds-15.53%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	11,590,697	—	1,829,999	566,634	2,328,724	12,656,056	987,597	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	53,606,576	650,000	7,150,000	1,716,289	3,739,490	52,562,355	4,526,555	—	—
✧✧LVIP State Street International Index Fund	35,425,629	—	11,560,000	870,449	1,893,735	26,629,813	1,824,960	—	—
Total	$317,360,061	$26,340,000	$62,949,533	$6,807,815	$18,810,720	$306,369,063		$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$217,889,191
Sales	261,777,828
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$456,455,483
Aggregate unrealized appreciation of investments and derivatives	$138,177,939
Aggregate unrealized depreciation of investments and derivatives	(3,636,462)
Net unrealized appreciation of investments and derivatives	$134,541,477
LVIP State Street Global Tactical Allocation Managed Volatility Fund-9

LVIP State Street Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$306,369,063	$—	$—	$306,369,063
Unaffiliated Investment Companies	284,155,863	—	—	284,155,863
Total Investments	$590,524,926	$—	$—	$590,524,926
Derivatives:
Assets:
Futures Contracts	$504,321	$—	$—	$504,321
Liabilities:
Futures Contracts	$(32,287)	$—	$—	$(32,287)
There were no Level 3 investments at the beginning or end of the period.
LVIP State Street Global Tactical Allocation Managed Volatility Fund-10

LVIP State Street Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	165,271	406,795
Service Class	436,398	655,555
Shares reinvested:
Standard Class	—	113,965
Service Class	—	1,132,318
	601,669	2,308,633
Shares redeemed:
Standard Class	(251,172)	(673,491)
Service Class	(3,932,586)	(8,128,651)
	(4,183,758)	(8,802,142)
Net decrease	(3,582,089)	(6,493,509)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $56,250,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP State Street Global Tactical Allocation Managed Volatility Fund-11

LVIP State Street Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$504,321	Variation margin due from broker on futures contracts	$—
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(32,287)
Total		$504,321		$(32,287)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$995,570	$568,317
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(43,105)	(39,301)
Total		$952,465	$529,016
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$15,354,371	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP State Street Global Tactical Allocation Managed Volatility Fund-12

LVIP State Street Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP State Street Global Tactical Allocation Managed Volatility Fund-13

LVIP State Street International Index Fund
(formerly, LVIP SSGA International Index Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP State Street International Index Fund

LVIP State Street International Index Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.27%
Australia–6.23%
ANZ Group Holdings Ltd.	414,248	$10,109,467
APA Group	163,480	1,145,427
Aristocrat Leisure Ltd.	73,148	3,099,828
ASX Ltd.	23,603	871,025
BHP Group Ltd.	704,197	29,345,956
Brambles Ltd.	181,033	2,444,323
CAR Group Ltd.	46,746	834,466
Cochlear Ltd.	8,771	736,726
Coles Group Ltd.	187,906	3,164,988
Commonwealth Bank of Australia	231,914	26,429,890
Computershare Ltd.	70,157	1,857,964
CSL Ltd.	65,679	5,240,185
Evolution Mining Ltd.	267,999	2,216,016
Fortescue Ltd.	224,014	2,981,689
Goodman Group	288,080	6,215,678
Insurance Australia Group Ltd.	351,884	1,968,068
Lottery Corp. Ltd.	273,677	1,087,952
†Lynas Rare Earths Ltd.	120,858	1,516,509
Macquarie Group Ltd.	49,290	8,568,773
Medibank Pvt Ltd.	328,616	1,129,048
National Australia Bank Ltd.	425,118	11,163,076
Northern Star Resources Ltd.	179,107	2,371,319
Origin Energy Ltd.	221,976	1,687,255
†PLS Group Ltd.	435,354	1,525,586
Pro Medicus Ltd.	6,938	980,849
Qantas Airways Ltd.	81,915	601,853
QBE Insurance Group Ltd.	200,510	3,487,897
REA Group Ltd.	6,755	650,734
Rio Tinto Ltd.	51,186	6,158,691
Santos Ltd.	421,918	2,093,086
Scentre Group	745,542	1,987,311
SGH Ltd.	23,773	767,888
Sigma Healthcare Ltd.	786,725	1,497,976
Sonic Healthcare Ltd.	73,504	1,057,776
South32 Ltd.	575,988	1,559,753
Stockland	310,900	876,737
Suncorp Group Ltd.	140,533	1,874,871
Telstra Group Ltd.	588,425	2,063,529
Transurban Group	429,680	4,272,283
Vicinity Ltd.	546,626	973,996
Washington H Soul Pattinson & Co. Ltd.	51,038	1,631,416
Wesfarmers Ltd.	153,924	9,633,064
Westpac Banking Corp.	473,998	11,549,270
WiseTech Global Ltd.	25,767	591,140
Woodside Energy Group Ltd.	262,545	5,077,365
Woolworths Group Ltd.	162,397	4,487,010
		191,585,709
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria–0.36%
BAWAG Group AG	10,551	$2,115,305
Erste Group Bank AG	43,553	5,829,043
OMV AG	21,394	1,344,431
Raiffeisen Bank International AG	17,555	1,122,238
Verbund AG	8,463	536,328
		10,947,345
Belgium–0.87%
Ageas SA	20,728	1,658,462
Anheuser-Busch InBev SA	124,531	10,289,969
D'ieteren Group	3,136	612,179
Elia Group SA	6,473	1,030,754
Financiere de Tubize SA	2,672	705,909
Groupe Bruxelles Lambert NV	10,477	955,289
KBC Group NV	31,196	4,260,801
Lotus Bakeries NV	58	769,270
Sofina SA	2,034	518,042
Syensqo SA	10,974	811,381
UCB SA	17,333	5,188,999
		26,801,055
Chile–0.08%
Antofagasta PLC	47,818	2,426,913
		2,426,913
China–0.10%
Belimo Holding AG	1,279	1,438,078
Futu Holdings Ltd. ADR	8,000	749,920
Yangzijiang Shipbuilding Holdings Ltd.	361,800	959,785
		3,147,783
Czech Republic–0.01%
†CSG NV	27,484	401,145
		401,145
Denmark–1.54%
AP Moller - Maersk AS Class A	396	914,081
AP Moller - Maersk AS Class B	566	1,344,560
Carlsberg AS Class B	12,139	1,588,503
Coloplast AS Class B	17,887	1,018,743
Danske Bank AS	89,469	4,795,769
†Demant AS	14,412	591,965
DSV AS	26,657	6,343,121
†Genmab AS	8,528	2,337,970
Novo Nordisk AS Class B	446,325	21,435,614
Novonesis Novozymes B Class B	48,472	3,059,486
†Orsted AS	65,827	1,479,766
Pandora AS	10,437	1,199,071
Rockwool AS Class B	10,898	349,541
LVIP State Street International Index Fund-1

LVIP State Street International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Tryg AS	44,560	$1,014,319
		47,472,509
Faeroe Islands–0.12%
Vestas Wind Systems AS	132,953	3,764,348
		3,764,348
Finland–1.20%
Elisa OYJ	19,955	837,453
Fortum OYJ	65,803	1,522,318
Kesko OYJ Class B	33,764	754,873
Kone OYJ Class B	48,700	2,770,299
Metso OYJ	88,178	1,533,327
Neste OYJ	59,768	1,951,426
Nokia OYJ	696,307	9,286,104
Nordea Bank Abp	415,970	7,883,901
Orion OYJ Class B	15,299	1,256,775
Sampo OYJ Class A	344,686	3,619,873
Stora Enso OYJ Class R	85,154	908,402
UPM-Kymmene OYJ	68,173	1,807,088
Wartsila OYJ Abp	70,882	2,707,137
		36,838,976
France–9.23%
†Abivax SA	7,417	978,228
Accor SA	24,200	1,403,719
Aeroports de Paris SA	4,365	569,172
Air Liquide SA	87,098	17,247,750
Airbus SE	82,348	18,321,743
†Alstom SA	42,561	743,563
Amundi SA	7,069	678,581
AXA SA	217,294	10,888,476
Ayvens SA	48,334	636,672
BioMerieux	5,068	397,845
BNP Paribas SA	135,405	15,814,376
Bollore SE	80,826	374,744
Bouygues SA	30,705	1,714,682
Bureau Veritas SA	49,657	1,520,933
Capgemini SE	21,467	2,155,126
Carrefour SA	84,632	1,571,190
Cie de Saint-Gobain SA	63,099	5,721,967
Cie Generale des Etablissements Michelin SCA	89,504	3,457,564
Covivio SA	5,908	361,762
Credit Agricole SA	125,802	2,530,265
Danone SA	90,526	7,399,442
Dassault Aviation SA	2,386	783,762
Dassault Systemes SE	90,145	1,838,710
Eiffage SA	8,605	1,269,281
Engie SA	250,113	7,872,187
EssilorLuxottica SA	41,769	7,843,029
Gecina SA	6,125	514,635
Getlink SE	35,734	759,579
Hermes International SCA	3,584	6,554,039
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Ipsen SA	5,583	$1,075,951
Kering SA	9,906	2,802,078
Klepierre SA	26,339	1,100,800
Legrand SA	35,829	6,071,020
L'Oreal SA	32,862	14,405,278
LVMH Moet Hennessy Louis Vuitton SE	34,486	19,072,832
Orange SA	264,538	4,988,864
Pernod Ricard SA	26,288	1,910,816
Publicis Groupe SA	30,430	3,007,180
Renault SA	24,966	717,209
Rexel SA	34,421	1,508,001
Safran SA	48,466	19,099,514
Sanofi SA	150,098	12,833,914
Sartorius Stedim Biotech	3,741	775,707
Schneider Electric SE	75,981	24,862,933
Societe Generale SA	88,550	7,837,569
Sodexo SA	10,485	606,460
Thales SA	12,889	3,312,490
TotalEnergies SE	270,898	20,947,315
†Unibail-Rodamco -Westfield	16,245	1,901,104
Veolia Environnement SA	83,024	3,459,712
Vinci SA	64,553	9,427,841
		283,647,610
Germany–8.24%
adidas AG	22,451	4,607,606
Allianz SE	52,720	24,954,902
BASF SE	121,923	6,517,158
Bayer AG	135,325	7,484,578
Bayerische Motoren Werke AG	37,880	2,486,773
Beiersdorf AG	13,354	1,150,094
Brenntag SE	15,432	938,378
Commerzbank AG	100,097	4,263,595
Continental AG	13,816	1,143,206
CTS Eventim AG & Co. KGaA	7,577	442,563
Daimler Truck Holding AG	62,857	3,031,533
†Delivery Hero SE	25,006	1,023,315
Deutsche Bank AG	251,083	8,503,425
Deutsche Boerse AG	25,663	6,999,576
Deutsche Lufthansa AG	80,787	925,726
Deutsche Post AG	124,080	7,543,621
Deutsche Telekom AG	475,845	12,973,570
E.ON SE	309,002	6,354,284
Evonik Industries AG	32,539	590,436
Fresenius Medical Care AG	31,819	1,440,470
Fresenius SE & Co. KGaA	55,692	2,544,369
GEA Group AG	22,186	1,523,421
Hannover Rueck SE	7,947	2,200,811
Heidelberg Materials AG	18,932	3,611,656
Henkel AG & Co. KGaA	15,274	1,208,758
LVIP State Street International Index Fund-2

LVIP State Street International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Hensoldt AG	8,258	$641,437
HOCHTIEF AG	2,074	1,202,190
Infineon Technologies AG	180,979	17,048,564
Knorr-Bremse AG	9,088	1,057,477
Mercedes-Benz Group AG	98,651	4,962,013
Merck KGaA	17,049	2,858,174
MTU Aero Engines AG	7,124	2,968,593
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,896	9,994,206
Nemetschek SE	7,140	434,691
Rational AG	579	424,167
Rheinmetall AG	6,305	7,173,715
RWE AG	79,890	5,166,487
SAP SE	144,713	22,307,241
Scout24 SE	9,307	770,197
Siemens AG	103,681	33,334,166
Siemens Energy AG	107,401	20,475,085
Siemens Healthineers AG	44,627	1,740,567
Symrise AG	17,038	1,709,079
Talanx AG	9,453	1,195,658
Vonovia SE	101,074	2,493,442
†Zalando SE	27,840	806,693
		253,227,666
Guatemala–0.04%
Millicom International Cellular SA	12,900	1,170,804
		1,170,804
Hong Kong–1.80%
AIA Group Ltd.	1,456,200	13,331,848
BOC Hong Kong Holdings Ltd.	510,500	2,770,248
CK Asset Holdings Ltd.	274,300	1,549,643
CK Hutchison Holdings Ltd.	361,160	3,061,060
CK Infrastructure Holdings Ltd.	76,500	583,252
CLP Holdings Ltd.	209,500	1,958,157
Galaxy Entertainment Group Ltd.	305,000	1,148,184
Henderson Land Development Co. Ltd.	170,149	539,667
HKT Trust & HKT Ltd.	581,592	865,262
Hong Kong & China Gas Co. Ltd.	1,462,358	1,214,454
Hong Kong Exchanges & Clearing Ltd.	163,208	7,593,571
Hongkong Land Holdings Ltd.	134,800	960,327
Jardine Matheson Holdings Ltd.	22,400	1,381,355
Link REIT	367,366	1,714,255
MTR Corp. Ltd.	186,157	726,022
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Power Assets Holdings Ltd.	182,000	$1,326,196
Prudential PLC	344,101	4,570,352
Sands China Ltd.	360,668	601,779
Sino Land Co. Ltd.	549,657	721,940
SITC International Holdings Co. Ltd.	149,000	597,721
Sun Hung Kai Properties Ltd.	180,505	2,598,066
Swire Pacific Ltd. Class A	45,500	475,269
Techtronic Industries Co. Ltd.	192,000	3,195,179
WH Group Ltd.	1,050,840	1,114,221
Wharf Real Estate Investment Co. Ltd.	228,000	622,665
		55,220,693
Ireland–0.63%
AerCap Holdings NV	22,100	3,221,738
AIB Group PLC	291,297	3,423,463
Bank of Ireland Group PLC	127,409	2,538,365
Experian PLC	129,222	4,355,245
Kerry Group PLC Class A	23,806	2,183,739
Kingspan Group PLC	20,993	1,919,819
Ryanair Holdings PLC	57,868	1,808,878
		19,451,247
Israel–1.09%
Azrieli Group Ltd.	4,610	625,015
Bank Hapoalim BM	181,550	4,187,532
Bank Leumi Le-Israel BM	199,768	4,470,526
†Check Point Software Technologies Ltd.	11,164	1,467,285
Elbit Systems Ltd.	3,643	2,770,043
†Enlight Renewable Energy Ltd.	19,290	1,703,457
Harel Insurance Investments & Financial Services Ltd.	16,397	863,779
ICL Group Ltd.	84,944	426,074
Isracard Ltd.	0	2
Israel Discount Bank Ltd. Class A	158,477	1,569,134
Mizrahi Tefahot Bank Ltd.	19,639	1,300,725
†Nova Ltd.	4,230	2,249,653
†OPC Energy Ltd.	23,625	731,735
Phoenix Financial Ltd.	29,372	1,623,943
†Teva Pharmaceutical Industries Ltd.	139,930	4,719,439
†Teva Pharmaceutical Industries Ltd. ADR	20,069	679,938
†Tower Semiconductor Ltd.	15,420	3,992,501
		33,380,781
Italy–3.12%
Banca Mediolanum SpA	29,489	734,904
LVIP State Street International Index Fund-3

LVIP State Street International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Banca Monte dei Paschi di Siena SpA	279,566	$3,474,284
Banco BPM SpA	149,863	2,591,485
BPER Banca SpA	216,833	3,406,684
Buzzi SpA	10,280	526,567
Davide Campari-Milano NV	79,179	493,245
Enel SpA	1,056,701	12,120,769
Eni SpA	251,777	5,907,102
Ferrari NV	16,797	6,243,364
FinecoBank Banca Fineco SpA	81,994	2,061,655
Generali	113,834	5,549,735
Intesa Sanpaolo SpA	1,930,568	13,269,350
Italgas SpA	83,504	966,997
Leonardo SpA	53,810	2,889,077
Moncler SpA	31,180	1,814,591
Poste Italiane SpA	58,233	1,906,165
Prysmian SpA	38,335	6,453,431
Recordati Industria Chimica e Farmaceutica SpA	15,988	937,200
Snam SpA	277,650	2,004,387
†Telecom Italia SpA	223,913	2,038,779
Terna - Rete Elettrica Nazionale	194,560	2,271,890
UniCredit SpA	188,953	16,933,729
Unipol Assicurazioni SpA	43,742	1,222,609
		95,817,999
Japan–23.17%
Advantest Corp.	101,400	20,860,850
Aeon Co. Ltd.	314,600	2,601,787
AGC, Inc.	22,200	959,247
Aisin Corp.	60,700	824,105
Ajinomoto Co., Inc.	118,700	4,327,702
ANA Holdings, Inc.	24,500	448,524
Asahi Group Holdings Ltd.	221,300	2,103,824
Asahi Kasei Corp.	164,900	1,834,032
Asics Corp.	90,700	2,466,922
Astellas Pharma, Inc.	238,300	3,187,658
Bandai Namco Holdings, Inc.	77,300	1,791,898
Bridgestone Corp.	147,900	3,118,561
Canon, Inc.	118,200	3,027,146
Capcom Co. Ltd.	44,800	824,112
Central Japan Railway Co.	101,100	2,157,981
Chiba Bank Ltd.	80,000	1,225,521
Chubu Electric Power Co., Inc.	88,800	1,677,818
Chugai Pharmaceutical Co. Ltd.	94,900	4,383,733
Dai Nippon Printing Co. Ltd.	45,700	838,525
Daifuku Co. Ltd.	48,600	2,152,981
Daiichi Life Group, Inc.	487,400	5,321,794
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daiichi Sankyo Co. Ltd.	236,300	$3,799,766
Daikin Industries Ltd.	36,400	5,552,409
Daito Trust Construction Co. Ltd.	41,500	792,785
Daiwa House Industry Co. Ltd.	74,000	2,005,157
Daiwa Securities Group, Inc.	175,300	1,738,580
Denso Corp.	250,700	2,886,559
Disco Corp.	12,300	6,398,871
East Japan Railway Co.	138,100	2,886,015
Ebara Corp.	61,700	2,416,326
Eisai Co. Ltd.	36,100	910,018
ENEOS Holdings, Inc.	358,660	2,654,931
FANUC Corp.	129,000	5,939,949
Fast Retailing Co. Ltd.	26,500	13,577,124
Fuji Electric Co. Ltd.	19,300	1,634,800
FUJIFILM Holdings Corp.	155,100	3,318,125
Fujikura Ltd.	208,800	8,277,222
Fujitsu Ltd.	235,100	4,671,436
Furukawa Electric Co. Ltd.	91,000	2,737,023
Hankyu Hanshin Holdings, Inc.	27,500	723,559
Hikari Tsushin, Inc.	2,500	549,337
Hitachi Ltd.	618,600	17,120,431
Honda Motor Co. Ltd.	514,800	4,637,195
Hoya Corp.	45,800	7,387,599
Hulic Co. Ltd.	64,000	670,154
Ibiden Co. Ltd.	32,800	4,952,183
Idemitsu Kosan Co. Ltd.	106,815	789,076
IHI Corp.	135,800	2,292,742
Inpex Corp.	114,200	2,304,353
Isuzu Motors Ltd.	70,200	934,797
ITOCHU Corp.	768,700	8,772,891
Japan Exchange Group, Inc.	148,700	1,881,935
Japan Post Bank Co. Ltd.	237,700	4,523,988
Japan Post Holdings Co. Ltd.	235,200	3,161,360
Japan Post Insurance Co. Ltd.	67,200	635,201
Japan Tobacco, Inc.	152,400	5,623,479
JFE Holdings, Inc.	75,300	726,983
JX Advanced Metals Corp.	74,300	2,050,626
Kajima Corp.	55,600	2,026,784
Kansai Electric Power Co., Inc.	130,100	1,838,554
Kao Corp.	135,000	2,675,520
Kawasaki Heavy Industries Ltd.	98,000	1,773,513
Kawasaki Kisen Kaisha Ltd.	44,300	679,009
KDDI Corp.	410,900	6,902,177
Keyence Corp.	26,376	13,332,724
Kikkoman Corp.	88,500	907,863
LVIP State Street International Index Fund-4

LVIP State Street International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Kioxia Holdings Corp.	43,500	$25,283,495
Kirin Holdings Co. Ltd.	98,500	1,698,749
Komatsu Ltd.	119,300	4,658,362
Konami Group Corp.	14,800	1,621,294
Kubota Corp.	131,900	2,207,015
Kyocera Corp.	162,200	3,597,276
Kyowa Kirin Co. Ltd.	30,200	480,657
Lasertec Corp.	10,700	3,398,730
LY Corp.	393,600	1,047,590
Makita Corp.	33,700	1,211,893
Marubeni Corp.	193,900	5,652,878
Minebea Mitsumi, Inc.	49,200	1,459,412
Mitsubishi Chemical Group Corp.	188,400	1,321,991
Mitsubishi Corp.	418,800	11,203,809
Mitsubishi Electric Corp.	259,100	9,502,360
Mitsubishi Estate Co. Ltd.	148,000	3,774,174
Mitsubishi HC Capital, Inc.	116,000	942,273
Mitsubishi Heavy Industries Ltd.	444,200	10,093,416
Mitsubishi UFJ Financial Group, Inc.	1,480,200	29,489,916
Mitsui & Co. Ltd.	327,500	9,144,772
Mitsui Fudosan Co. Ltd.	343,700	3,185,556
Mitsui Kinzoku Co. Ltd.	7,600	2,033,683
Mitsui OSK Lines Ltd.	44,900	1,438,345
Mizuho Financial Group, Inc.	327,782	15,742,973
MS&AD Insurance Group Holdings, Inc.	165,462	4,288,766
Murata Manufacturing Co. Ltd.	224,400	16,108,498
NEC Corp.	170,200	4,109,018
Nexon Co. Ltd.	49,500	657,859
NIDEC Corp.	104,800	1,722,569
Nintendo Co. Ltd.	153,400	6,448,935
Nippon Building Fund, Inc.	933	723,707
Nippon Paint Holdings Co. Ltd.	111,500	727,267
Nippon Sanso Holdings Corp.	21,900	812,359
Nippon Steel Corp.	699,110	2,316,243
Nippon Yusen KK	57,700	1,866,270
†Nissan Motor Co. Ltd.	275,500	510,073
Nitori Holdings Co. Ltd.	53,500	792,781
Nitto Denko Corp.	99,500	1,957,540
Nomura Holdings, Inc.	397,700	3,491,778
Nomura Research Institute Ltd.	55,507	1,557,192
NTT, Inc.	4,246,100	3,777,026
Obayashi Corp.	94,400	1,907,685
Obic Co. Ltd.	39,900	937,045
Olympus Corp.	146,100	1,529,841
Oriental Land Co. Ltd.	150,100	2,285,713
ORIX Corp.	151,900	5,786,099
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Osaka Gas Co. Ltd.	53,400	$1,799,228
Otsuka Corp.	32,600	558,125
Otsuka Holdings Co. Ltd.	57,500	3,827,153
Pan Pacific International Holdings Corp.	236,000	1,196,175
Panasonic Holdings Corp.	322,300	9,067,389
†Rakuten Group, Inc.	230,900	1,077,767
Recruit Holdings Co. Ltd.	183,700	12,781,650
Renesas Electronics Corp.	239,800	7,402,347
Resona Holdings, Inc.	299,000	3,898,371
Resonac Holdings Corp.	24,300	2,703,089
Ryohin Keikaku Co. Ltd.	65,600	1,433,886
Sanrio Co. Ltd.	118,000	798,303
SBI Holdings, Inc.	72,940	1,196,128
SCREEN Holdings Co. Ltd.	21,100	2,366,931
Secom Co. Ltd.	52,600	2,089,598
Seibu Holdings, Inc.	28,100	550,473
Sekisui House Ltd.	80,800	1,679,802
Seven & i Holdings Co. Ltd.	261,700	3,138,404
Shimano, Inc.	9,800	1,045,271
Shimizu Corp.	68,700	1,087,937
Shin-Etsu Chemical Co. Ltd.	229,400	9,999,423
Shionogi & Co. Ltd.	96,100	1,642,014
Shiseido Co. Ltd.	56,400	910,351
SMC Corp.	7,600	3,397,855
SoftBank Corp.	4,047,100	5,167,858
SoftBank Group Corp.	514,500	19,084,490
Sompo Holdings, Inc.	113,325	4,305,249
Sony Group Corp.	809,600	16,292,442
Subaru Corp.	76,000	1,111,902
Sumitomo Corp.	580,800	5,582,457
Sumitomo Electric Industries Ltd.	396,000	7,348,620
Sumitomo Metal Mining Co. Ltd.	32,100	1,488,818
Sumitomo Mitsui Financial Group, Inc.	503,900	19,752,393
Sumitomo Mitsui Trust Group, Inc.	83,492	3,117,587
Sumitomo Realty & Development Co. Ltd.	81,000	1,880,594
Suntory Beverage & Food Ltd.	15,100	420,779
Suzuki Motor Corp.	209,700	2,536,474
T&D Holdings, Inc.	65,700	1,959,688
Taisei Corp.	20,500	1,814,709
Takeda Pharmaceutical Co. Ltd.	217,275	6,925,562
TDK Corp.	262,700	5,893,496
Terumo Corp.	186,100	2,541,668
Toho Co. Ltd.	67,000	535,893
Tokio Marine Holdings, Inc.	248,700	10,935,043
Tokyo Electron Ltd.	62,100	30,109,420
LVIP State Street International Index Fund-5

LVIP State Street International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Gas Co. Ltd.	40,600	$1,537,350
TOPPAN Holdings, Inc.	33,900	1,074,894
Toray Industries, Inc.	172,600	1,209,000
Toyota Motor Corp.	1,313,400	22,002,726
Toyota Tsusho Corp.	88,300	3,286,715
Unicharm Corp.	142,300	824,619
West Japan Railway Co.	55,900	936,256
Yamaha Motor Co. Ltd.	116,800	886,888
Yokogawa Electric Corp.	35,800	1,258,126
Yokohama Financial Group, Inc.	130,000	1,400,031
Zensho Holdings Co. Ltd.	13,300	662,147
		712,242,297
Luxembourg–0.21%
ArcelorMittal SA	56,620	3,413,789
CVC Capital Partners PLC	22,347	325,097
Eurofins Scientific SE	17,230	1,348,326
Tenaris SA	48,817	1,351,368
		6,438,580
Mexico–0.03%
Fresnillo PLC	28,737	1,046,523
		1,046,523
Netherlands–6.49%
ABN AMRO Bank NV	85,562	3,639,108
†Adyen NV	3,716	3,486,044
Aegon Ltd.	164,756	1,402,137
Akzo Nobel NV	21,553	1,465,730
†Argenx SE	8,342	7,731,896
ASM International NV	6,471	7,441,527
ASML Holding NV	53,791	106,515,614
ASR Nederland NV	22,926	1,731,391
BE Semiconductor Industries NV	9,909	3,272,468
Euronext NV	10,500	1,679,487
EXOR NV	10,990	841,966
Ferrovial NV	65,718	4,504,347
Heineken Holding NV	15,605	1,188,321
Heineken NV	40,191	3,374,539
ING Groep NV	404,712	12,769,998
Koninklijke Ahold Delhaize NV	124,537	5,011,664
Koninklijke KPN NV	548,108	2,706,981
Koninklijke Philips NV	104,101	2,830,990
†Magnum Ice Cream Co. NV	65,977	1,147,762
†Nebius Group NV	28,300	7,815,611
NN Group NV	38,865	3,407,251
Prosus NV	182,110	7,913,335
Qiagen NV	27,958	1,081,531
†Stellantis NV	275,249	1,572,311
Universal Music Group NV	140,134	2,935,742
Wolters Kluwer NV	32,909	2,127,883
		199,595,634
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand–0.21%
Auckland International Airport Ltd.	243,940	$1,157,977
Contact Energy Ltd.	116,427	616,560
Fisher & Paykel Healthcare Corp. Ltd. Class C	83,069	1,845,332
Infratil Ltd.	132,384	1,161,302
Meridian Energy Ltd.	164,454	544,009
†Xero Ltd.	21,233	1,067,433
		6,392,613
Norway–0.57%
Aker BP ASA	40,234	1,227,523
DNB Bank ASA	115,845	3,448,966
Equinor ASA	99,800	3,147,031
Gjensidige Forsikring ASA	23,519	636,628
Kongsberg Gruppen ASA	55,940	1,685,801
Mowi ASA	60,866	1,124,386
Norsk Hydro ASA	194,005	1,755,508
Orkla ASA	100,554	1,057,189
Salmar ASA	10,141	474,614
Telenor ASA	87,331	1,251,052
Var Energi ASA	129,735	537,542
Yara International ASA	25,524	1,122,489
		17,468,729
Poland–0.02%
†InPost SA	32,528	573,245
		573,245
Portugal–0.20%
Banco Comercial Portugues SA Class R	1,080,570	1,278,520
EDP Renewables SA	45,526	735,446
EDP SA	434,335	2,268,930
Galp Energia SGPS SA	49,966	1,058,975
Jeronimo Martins SGPS SA	34,664	663,888
		6,005,759
Singapore–1.43%
CapitaLand Ascendas REIT	529,486	1,019,728
CapitaLand Integrated Commercial Trust	762,408	1,399,011
CapitaLand Investment Ltd.	287,328	553,773
DBS Group Holdings Ltd.	286,352	14,499,374
†Grab Holdings Ltd. Class A	320,400	1,207,908
Keppel Ltd.	190,715	1,617,639
Oversea-Chinese Banking Corp. Ltd.	453,640	8,705,664
Sembcorp Industries Ltd.	127,800	628,573
Singapore Airlines Ltd.	203,050	1,207,507
Singapore Exchange Ltd.	109,100	2,035,526
Singapore Technologies Engineering Ltd.	194,800	1,568,986
LVIP State Street International Index Fund-6

LVIP State Street International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Singapore Telecommunications Ltd.	1,060,400	$3,620,223
United Overseas Bank Ltd.	167,285	5,151,511
Wilmar International Ltd.	231,500	646,089
		43,861,512
Spain–3.67%
Acciona SA	2,808	889,648
ACS Actividades de Construccion y Servicios SA	23,241	3,417,745
Aena SME SA	101,440	3,091,143
Amadeus IT Group SA	63,851	3,735,361
Banco Bilbao Vizcaya Argentaria SA	777,763	19,581,583
Banco de Sabadell SA	653,650	2,316,168
Banco Santander SA	2,004,929	27,828,102
Bankinter SA	88,905	1,488,789
CaixaBank SA	486,742	6,896,241
†Cellnex Telecom SA	68,237	2,039,990
Endesa SA	41,080	1,866,517
Iberdrola SA	842,874	20,978,775
Indra Sistemas SA	10,893	597,477
Industria de Diseno Textil SA	152,088	9,586,459
Mapfre SA	123,261	610,277
Naturgy Energy Group SA	36,249	1,136,196
Redeia Corp. SA	59,962	1,018,777
Repsol SA	154,700	3,865,118
Telefonica SA	478,978	1,924,930
		112,869,296
Sweden–3.31%
AddTech AB Class B	36,862	1,302,690
Alfa Laval AB	38,854	2,317,860
Assa Abloy AB Class B	141,352	4,994,084
Atlas Copco AB Class A	348,979	7,073,452
Atlas Copco AB Class B	205,496	3,643,041
Beijer Ref AB Class B	48,567	711,847
Boliden AB	41,858	2,365,124
Epiroc AB Class A	84,201	2,310,200
Epiroc AB Class B	56,651	1,314,846
EQT AB	65,888	1,863,941
Essity AB Class B	78,392	2,219,574
†Evolution AB	20,074	1,377,975
†Fastighets AB Balder Class B	93,999	501,377
H & M Hennes & Mauritz AB Class B	65,847	1,132,689
Hexagon AB Class B	278,550	2,304,541
Industrivarden AB Class A	15,792	885,994
Industrivarden AB Class C	22,370	1,228,525
Indutrade AB	37,202	769,824
Investment AB Latour Class B	20,999	417,291
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Investor AB Class B	244,487	$10,158,708
L E Lundbergforetagen AB Class B	10,779	621,382
Lifco AB Class B	33,061	1,083,534
Nibe Industrier AB Class B	220,153	818,370
Saab AB Class B	46,672	2,433,215
Sagax AB Class B	28,074	446,498
Sandvik AB	142,030	5,865,151
Securitas AB Class B	62,133	1,020,390
Skandinaviska Enskilda Banken AB Class A	205,883	4,099,339
Skanska AB Class B	49,422	1,322,129
SKF AB Class B	43,476	1,116,759
†Spotify Technology SA	20,320	9,329,522
Svenska Cellulosa AB SCA Class B	78,876	806,669
Svenska Handelsbanken AB Class A	201,875	2,970,651
Swedbank AB Class A	113,736	4,248,705
†Swedish Orphan Biovitrum AB	28,289	1,348,458
Tele2 AB Class B	67,380	1,172,547
Telefonaktiebolaget LM Ericsson Class B	366,298	4,107,919
Telia Co. AB	334,606	1,629,812
Trelleborg AB Class B	26,691	1,112,051
Volvo AB Class A	29,089	991,418
Volvo AB Class B	183,580	6,244,609
		101,682,711
Switzerland–9.86%
ABB Ltd.	217,204	23,627,285
Alcon AG	70,376	4,745,448
Avolta AG	9,924	662,992
Banque Cantonale Vaudoise	3,061	448,137
Barry Callebaut AG	567	784,047
BKW AG	2,293	385,558
Chocoladefabriken Lindt & Spruengli AG	135	3,068,994
Cie Financiere Richemont SA Class A	74,500	17,196,714
Coca-Cola HBC AG Class DI	27,385	1,785,114
DSM-Firmenich AG	23,966	2,274,789
EMS-Chemie Holding AG	926	793,765
Galderma Group AG	25,064	5,700,742
Geberit AG	4,709	3,142,393
Givaudan SA	1,302	5,507,144
†Glencore PLC	1,301,062	8,871,188
Helvetia Baloise Holding AG	11,493	2,964,022
Holcim AG	68,432	6,170,011
Julius Baer Group Ltd.	27,404	2,367,702
LVIP State Street International Index Fund-7

LVIP State Street International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Kuehne & Nagel International AG	5,884	$1,427,703
Logitech International SA	19,817	1,859,003
Lonza Group AG	9,580	6,462,707
Nestle SA	357,063	36,622,216
Novartis AG	253,793	39,665,893
Partners Group Holding AG	3,135	2,567,828
Roche Holding AG	97,364	40,025,002
Roche Holding AG Class BR	4,066	1,703,487
Sandoz Group AG	59,373	5,364,586
Schindler Holding AG	8,106	2,647,453
SGS SA	24,921	2,889,913
Sika AG	20,986	4,327,647
Sonova Holding AG	6,637	1,575,245
STMicroelectronics NV	88,927	6,578,018
Straumann Holding AG	14,728	1,935,964
Swatch Group AG Class BR	3,210	784,487
Swiss Life Holding AG	4,048	4,449,842
Swiss Prime Site AG	11,967	1,952,731
Swiss Re AG	41,920	6,663,179
Swisscom AG	3,759	2,899,414
UBS Group AG	439,934	21,803,618
VAT Group AG	3,459	3,033,268
Zurich Insurance Group AG	20,734	15,335,541
		303,070,790
Thailand–0.17%
†Sea Ltd. ADR	53,600	5,136,488
		5,136,488
United Kingdom–13.10%
3i Group PLC	139,726	4,594,732
Admiral Group PLC	35,512	1,677,186
Airtel Africa PLC	124,966	543,263
Anglo American PLC	151,181	7,415,797
Associated British Foods PLC	39,405	1,035,900
AstraZeneca PLC	210,059	39,218,897
Aviva PLC	436,196	3,760,787
BAE Systems PLC	407,480	9,985,960
Barclays PLC	1,898,433	12,721,399
BP PLC	2,175,884	13,411,582
British American Tobacco PLC	278,292	17,221,535
BT Group PLC	879,995	2,220,031
Bunzl PLC	42,291	1,475,905
Centrica PLC	687,409	1,557,834
Coca-Cola Europacific Partners PLC	29,260	2,926,301
Compass Group PLC	237,665	7,678,798
Diageo PLC	302,906	6,100,553
Endeavour Mining PLC	25,769	1,262,192
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
GSK PLC	554,006	$14,544,251
Haleon PLC	1,229,759	5,666,908
Halma PLC	55,002	2,874,865
HSBC Holdings PLC (London Shares)	2,381,357	45,029,765
Imperial Brands PLC	103,163	3,812,785
Informa PLC	169,477	2,033,311
InterContinental Hotels Group PLC	19,554	3,360,992
International Consolidated Airlines Group SA Class DI	163,906	1,040,498
Intertek Group PLC	20,639	1,588,749
J Sainsbury PLC	209,264	888,034
Kingfisher PLC	222,192	834,257
Land Securities Group PLC	100,363	864,641
Legal & General Group PLC	765,060	2,900,623
Lloyds Banking Group PLC	8,042,352	11,770,196
London Stock Exchange Group PLC	61,238	6,620,780
M&G PLC	290,077	1,294,135
Marks & Spencer Group PLC	249,120	1,229,740
Melrose Industries PLC	165,784	1,045,375
National Grid PLC	689,235	11,368,050
NatWest Group PLC	1,105,992	9,759,216
Next PLC	15,362	2,963,987
Pearson PLC	65,470	1,040,406
Reckitt Benckiser Group PLC	88,792	5,783,338
RELX PLC	248,181	7,843,713
Rentokil Initial PLC	371,460	2,112,481
Rio Tinto PLC	147,829	13,985,327
Rolls-Royce Holdings PLC	1,163,949	22,312,480
Sage Group PLC	129,513	1,405,094
Schroders PLC	111,609	869,943
Segro PLC	191,319	2,219,416
Severn Trent PLC	37,424	1,465,117
Shell PLC	778,640	30,254,040
Smith & Nephew PLC	118,492	1,712,469
Smiths Group PLC	45,532	1,546,709
Spirax Group PLC	9,806	889,636
SSE PLC	162,082	5,229,175
Standard Chartered PLC	255,559	6,910,967
Standard Life PLC	80,694	892,034
Tesco PLC	848,736	5,173,975
Unilever PLC	298,808	17,948,671
United Utilities Group PLC	102,265	1,774,503
†Verisure PLC	35,420	394,879
Vodafone Group PLC	2,630,454	3,481,566
†Wise Group PLC Class A	88,658	1,062,786
		402,608,535
LVIP State Street International Index Fund-8

LVIP State Street International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States–0.17%
=†CyberArk Software Ltd.	7,220	$324,900
†Octave Intelligence PLC SDR	27,855	449,295
Sunbelt Rentals Holdings, Inc.	60,097	4,383,977
		5,158,172
Total Common Stock (Cost $1,257,665,347)		2,989,453,467
ΔCONVERTIBLE PREFERRED STOCK–0.02%
Germany–0.02%
Dr. Ing hc F Porsche AG	13,905	694,190
Total Convertible Preferred Stock (Cost $1,171,761)		694,190
ΔPREFERRED STOCKS–0.20%
Germany–0.20%
Bayerische Motoren Werke AG 7.69%	6,484	426,920
Henkel AG & Co. KGaA 2.82%	21,604	1,816,889
Porsche Automobil Holding SE 5.59%	23,110	713,813
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Germany (continued)
Sartorius AG 0.32%	3,903	$1,023,946
Volkswagen AG 7.50%	27,507	2,206,647
Total Preferred Stocks (Cost $6,835,861)		6,188,215
ΔRIGHTS–0.00%
Spain–0.00%
†ACS Actividades de Construccion y Servicios SA expiration date 7/16/26	23,241	48,782
Total Rights (Cost $49,537)		48,782

MONEY MARKET FUND–1.55%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.58%)	47,770,983	47,770,983
Total Money Market Fund (Cost $47,770,983)		47,770,983

TOTAL INVESTMENTS–99.04% (Cost $1,313,493,489)	3,044,155,637
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.96%	29,400,747
NET ASSETS APPLICABLE TO 210,662,885 SHARES OUTSTANDING–100.00%	$3,073,556,384
NET ASSET VALUE PER SHARE–LVIP STATE STREET INTERNATIONAL INDEX FUND STANDARD CLASS ($2,707,999,355 / 185,576,923 Shares)	$14.592
NET ASSET VALUE PER SHARE–LVIP STATE STREET INTERNATIONAL INDEX FUND SERVICE CLASS ($365,557,029 / 25,085,962 Shares)	$14.572
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$1,562,234,757
Distributable earnings/(accumulated loss)	1,511,321,627
TOTAL NET ASSETS	$3,073,556,384

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $2,755,952 cash collateral held at broker for futures contracts, $277,434 variation margin due from broker on futures contracts,
$49,552 payable for securities purchased, $784,150 payable for fund shares redeemed, $59,086 other accrued expenses payable, $825,034 due to manager and affiliates, $16,408 payable for audit fee, $35,847 payable for fund accounting fee and $113,302 payable for licensing fee as of June 30, 2026.

LVIP State Street International Index Fund-9

LVIP State Street International Index Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2026:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
491	ICE U.S. mini MSCI EAFE Index Futures	$77,217,115	$77,119,346	9/18/26	$97,769	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
SDR–Swedish Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street International Index Fund-10

LVIP State Street International Index Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $5,946,913)	$51,882,751
EXPENSES:
Management fees	5,894,587
Index fees	473,051
Distribution fees-Service Class	441,780
Shareholder servicing fees	427,357
Accounting and administration expenses	225,043
Custodian fees	83,505
Professional fees	77,115
Trustees’ fees and expenses	40,756
Pricing fees	25,867
Reports and statements to shareholders	14,070
Consulting fees	9,779
Other	28,533
7,741,443
Less:
Management fees waived	(1,898,760)
Total operating expenses	5,842,683
NET INVESTMENT INCOME	46,040,068
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	10,281,757
Foreign currencies	55,035
Futures contracts	5,356,912
Net realized gain	15,693,704
Net change in unrealized appreciation (depreciation) of:
Investments	219,793,425
Foreign currencies	(559,834)
Futures contracts	153,343
Net change in unrealized appreciation (depreciation)	219,386,934
NET REALIZED AND UNREALIZED GAIN	235,080,638
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$281,120,706
See accompanying notes, which are an integral part of the financial statements.

LVIP State Street International Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$46,040,068	$62,768,417
Net realized gain	15,693,704	82,952,922
Net change in unrealized appreciation (depreciation)	219,386,934	530,922,308
Net increase in net assets resulting from operations	281,120,706	676,643,647
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(77,606,876)
Service Class	—	(9,983,114)
	—	(87,589,990)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	106,251,540	371,935,624
Service Class	36,152,387	56,157,890
Reinvestment of dividends and distributions:
Standard Class	—	77,606,876
Service Class	—	9,983,114
	142,403,927	515,683,504
Cost of shares redeemed:
Standard Class	(182,171,185)	(476,430,140)
Service Class	(48,714,742)	(74,410,717)
	(230,885,927)	(550,840,857)
Decrease in net assets derived from capital share transactions	(88,482,000)	(35,157,353)
NET INCREASE IN NET ASSETS	192,638,706	553,896,304
NET ASSETS:
Beginning of period	2,880,917,678	2,327,021,374
End of period	$3,073,556,384	$2,880,917,678
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street International Index Fund-11

LVIP State Street International Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street International Index Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.274	$10.450	$10.462	$9.178	$11.218	$10.374
Income (loss) from investment operations:
Net investment income[2]	0.219	0.308	0.285	0.265	0.274	0.277
Net realized and unrealized gain (loss)	1.099	2.941	0.066	1.339	(1.888)	0.861
Total from investment operations	1.318	3.249	0.351	1.604	(1.614)	1.138
Less dividends and distributions from:
Net investment income	—	(0.425)	(0.363)	(0.320)	(0.426)	(0.294)
Total dividends and distributions	—	(0.425)	(0.363)	(0.320)	(0.426)	(0.294)
Net asset value, end of period	$14.592	$13.274	$10.450	$10.462	$9.178	$11.218
Total return[3]	9.93%	31.18%	3.22%	17.57%	(14.32% )	11.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,707,999	$2,535,982	$2,047,205	$2,120,494	$2,016,487	$2,734,309
Ratio of expenses to average net assets	0.37%	0.38%	0.38%	0.39%	0.37%	0.37%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.50%	0.51%	0.51%	0.51%	0.50%	0.50%
Ratio of net investment income to average net assets	3.15%	2.52%	2.59%	2.65%	2.86%	2.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.02%	2.39%	2.46%	2.53%	2.73%	2.35%
Portfolio turnover	2%	9%	3%	3%	3%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP State Street International Index Fund-12

LVIP State Street International Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street International Index Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.272	$10.451	$10.463	$9.180	$11.220	$10.375
Income (loss) from investment operations:
Net investment income[2]	0.202	0.277	0.257	0.240	0.250	0.249
Net realized and unrealized gain (loss)	1.098	2.938	0.067	1.338	(1.889)	0.861
Total from investment operations	1.300	3.215	0.324	1.578	(1.639)	1.110
Less dividends and distributions from:
Net investment income	—	(0.394)	(0.336)	(0.295)	(0.401)	(0.265)
Total dividends and distributions	—	(0.394)	(0.336)	(0.295)	(0.401)	(0.265)
Net asset value, end of period	$14.572	$13.272	$10.451	$10.463	$9.180	$11.220
Total return[3]	9.80%	30.85%	2.97%	17.27%	(14.53% )	10.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$365,557	$344,936	$279,816	$274,034	$255,670	$323,905
Ratio of expenses to average net assets	0.62%	0.63%	0.63%	0.64%	0.62%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.76%	0.76%	0.76%	0.75%	0.75%
Ratio of net investment income to average net assets	2.90%	2.27%	2.34%	2.40%	2.61%	2.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.77%	2.14%	2.21%	2.28%	2.48%	2.10%
Portfolio turnover	2%	9%	3%	3%	3%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP State Street International Index Fund-13

LVIP State Street International Index Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP State Street International Index Fund (formerly, LVIP SSGA International Index Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of
LVIP State Street International Index Fund-14

LVIP State Street International Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP State Street International Index Fund is $11,142,736 and $11,237,686 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.097% on the first $1 billion of the Fund’s average daily net assets and 0.145% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$115,440
Legal	19,198
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,970 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP State Street International Index Fund-15

LVIP State Street International Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$677,741
Distribution fees payable to LFD	74,703
Shareholder servicing fees payable to Lincoln Life	72,590
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$65,025,949
Sales	103,360,173
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,313,493,489
Aggregate unrealized appreciation of investments and derivatives	$1,762,909,215
Aggregate unrealized depreciation of investments and derivatives	(32,149,298)
Net unrealized appreciation of investments and derivatives	$1,730,759,917
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP State Street International Index Fund-16

LVIP State Street International Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$191,585,709	$—	$191,585,709
Austria	—	10,947,345	—	10,947,345
Belgium	—	26,801,055	—	26,801,055
Chile	—	2,426,913	—	2,426,913
China	749,920	2,397,863	—	3,147,783
Czech Republic	401,145	—	—	401,145
Denmark	5,318,127	42,154,382	—	47,472,509
Faeroe Islands	—	3,764,348	—	3,764,348
Finland	—	36,838,976	—	36,838,976
France	—	283,647,610	—	283,647,610
Germany	—	253,227,666	—	253,227,666
Guatemala	1,170,804	—	—	1,170,804
Hong Kong	—	55,220,693	—	55,220,693
Ireland	3,221,738	16,229,509	—	19,451,247
Israel	2,147,223	31,233,558	—	33,380,781
Italy	966,997	94,851,002	—	95,817,999
Japan	1,334,196	710,908,101	—	712,242,297
Luxembourg	—	6,438,580	—	6,438,580
Mexico	—	1,046,523	—	1,046,523
Netherlands	13,975,037	185,620,597	—	199,595,634
New Zealand	—	6,392,613	—	6,392,613
Norway	2,936,853	14,531,876	—	17,468,729
Poland	—	573,245	—	573,245
Portugal	—	6,005,759	—	6,005,759
Singapore	1,207,908	42,653,604	—	43,861,512
Spain	—	112,869,296	—	112,869,296
Sweden	9,329,522	92,353,189	—	101,682,711
Switzerland	1,663,366	301,407,424	—	303,070,790
Thailand	5,136,488	—	—	5,136,488
United Kingdom	1,557,834	401,050,701	—	402,608,535
United States	449,295	4,383,977	324,900	5,158,172
Convertible Preferred Stock	—	694,190	—	694,190
Preferred Stocks	—	6,188,215	—	6,188,215
Rights	48,782	—	—	48,782
Money Market Fund	47,770,983	—	—	47,770,983
Total Investments	$99,386,218	$2,944,444,519	$324,900	$3,044,155,637
Derivatives:

Assets:
Futures Contract	$97,769	$—	$—	$97,769
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP State Street International Index Fund-17

LVIP State Street International Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	7,490,556	29,201,254
Service Class	2,568,557	4,585,972
Shares reinvested:
Standard Class	—	5,981,636
Service Class	—	769,473
	10,059,113	40,538,335
Shares redeemed:
Standard Class	(12,967,459)	(40,033,338)
Service Class	(3,472,815)	(6,140,535)
	(16,440,274)	(46,173,873)
Net decrease	(6,381,161)	(5,635,538)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $56,250,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$97,769	Receivables and other assets net of liabilities	$—
LVIP State Street International Index Fund-18

LVIP State Street International Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$5,356,912	$153,343
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$57,121,783	$—
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2026, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP State Street International Index Fund-19

LVIP State Street International Index Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP State Street International Index Fund-20

LVIP State Street International Managed Volatility Fund
(formerly, LVIP SSGA International Managed Volatility Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP State Street International Managed Volatility Fund

LVIP State Street International Managed Volatility Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–95.05%
INVESTMENT COMPANY–95.05%
International Equity Fund–95.05%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street International Index Fund	17,758,591	$259,133,361
Total Affiliated Investment (Cost $143,055,580)		259,133,361

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.51%
INVESTMENT COMPANY–4.51%
Money Market Fund–4.51%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	12,288,577	$12,288,577
Total Unaffiliated Investment (Cost $12,288,577)		12,288,577

TOTAL INVESTMENTS–99.56% (Cost $155,344,157)	271,421,938
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.44%	1,210,271
NET ASSETS APPLICABLE TO 21,669,136 SHARES OUTSTANDING–100.00%	$272,632,209

✧✧Standard Class shares.

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
40	CME British Pound Currency Futures	$3,313,750	$3,350,334	9/14/26	$—	$(36,584)
38	CME Euro Foreign Exchange Currency Futures	5,441,837	5,519,187	9/14/26	—	(77,350)
51	CME Japanese Yen Currency Futures	3,944,213	4,010,457	9/14/26	—	(66,244)
					—	(180,178)
Equity Contracts:
77	Eurex EURO STOXX 50 Futures	5,592,021	5,350,625	9/18/26	241,396	—
24	FTSE 100 Index Futures	3,355,865	3,323,829	9/18/26	32,036	—
9	OSE Nikkei 225 Index Futures	3,885,175	3,617,601	9/10/26	267,574	—
					541,006	—
Total Futures Contracts					$541,006	$(180,178)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street International Managed Volatility Fund-1

LVIP State Street International Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
ASSETS:
Affiliated investments, at value	$259,133,361
Unaffiliated investments, at value	12,288,577
Cash collateral held at broker for futures contracts	1,208,916
Receivable for fund shares sold	259,597
Variation margin due from broker on futures contracts	83,989
Dividends and interest receivable	36,504
Expense reimbursement receivable from Lincoln Financial Investments Corporation	14,399
Prepaid expenses	724
TOTAL ASSETS	273,026,067
LIABILITIES:
Payable for fund shares redeemed	161,481
Due to manager and affiliates	106,267
Payable for securities purchased	93,211
Payable for audit fee	14,229
Payable for fund accounting fee	9,856
Other accrued expenses payable	8,814
TOTAL LIABILITIES	393,858
TOTAL NET ASSETS	$272,632,209
Affiliated investments, at cost	$143,055,580
Unaffiliated investments, at cost	12,288,577
Standard Class:
Net Assets	$32,172,167
Shares Outstanding	2,556,549
Net Asset Value Per Share	$12.584
Service Class:
Net Assets	$240,460,042
Shares Outstanding	19,112,587
Net Asset Value Per Share	$12.581
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$144,290,112
Distributable earnings/(accumulated loss)	128,342,097
TOTAL NET ASSETS	$272,632,209
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street International Managed Volatility Fund-2

LVIP State Street International Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$232,764
EXPENSES:
Management fees	312,897
Distribution fees-Service Class	302,006
Shareholder servicing fees	39,452
Accounting and administration expenses	32,297
Professional fees	20,796
Reports and statements to shareholders	6,859
Trustees’ fees and expenses	3,950
Consulting fees	3,864
Custodian fees	2,987
Pricing fees	478
Other	3,687
729,273
Less:
Management fees waived	(6,802)
Expenses reimbursed	(87,162)
Total operating expenses	635,309
NET INVESTMENT LOSS	(402,545)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	10,783,402
Sale of unaffiliated investments	50
Foreign currencies	13,504
Futures contracts	1,378,758
Net realized gain	12,175,714
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	14,175,814
Foreign currencies	(1,440)
Futures contracts	172,697
Net change in unrealized appreciation (depreciation)	14,347,071
NET REALIZED AND UNREALIZED GAIN	26,522,785
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,120,240
See accompanying notes, which are an integral part of the financial statements.

LVIP State Street International Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(402,545)	$7,541,839
Net realized gain	12,175,714	9,696,425
Net change in unrealized appreciation (depreciation)	14,347,071	44,790,889
Net increase in net assets resulting from operations	26,120,240	62,029,153
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(882,939)
Service Class	—	(6,794,495)
	—	(7,677,434)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,906,752	10,195,218
Service Class	5,413,918	8,916,375
Reinvestment of dividends and distributions:
Standard Class	—	882,939
Service Class	—	6,794,495
	7,320,670	26,789,027
Cost of shares redeemed:
Standard Class	(2,237,820)	(14,003,919)
Service Class	(34,603,067)	(73,519,060)
	(36,840,887)	(87,522,979)
Decrease in net assets derived from capital share transactions	(29,520,217)	(60,733,952)
NET DECREASE IN NET ASSETS	(3,399,977)	(6,382,233)
NET ASSETS:
Beginning of period	276,032,186	282,414,419
End of period	$272,632,209	$276,032,186
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street International Managed Volatility Fund-3

LVIP State Street International Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street International Managed Volatility Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.439	$9.431	$9.474	$8.301	$10.434	$9.634
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.004)	0.312	0.298	0.259	0.353	0.226
Net realized and unrealized gain (loss)	1.149	2.047	(0.036)	1.189	(2.114)	0.811
Total from investment operations	1.145	2.359	0.262	1.448	(1.761)	1.037
Less dividends and distributions from:
Net investment income	—	(0.351)	(0.305)	(0.275)	(0.372)	(0.237)
Total dividends and distributions	—	(0.351)	(0.305)	(0.275)	(0.372)	(0.237)
Net asset value, end of period	$12.584	$11.439	$9.431	$9.474	$8.301	$10.434
Total return[3]	10.01%	25.00%	2.78%	17.44%	(16.83% )	10.76%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,172	$29,580	$27,381	$25,817	$22,837	$27,222
Ratio of expenses to average net assets[4]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.32%	0.32%	0.32%	0.32%	0.32%	0.31%
Ratio of net investment income (loss) to average net assets	(0.09% )[5]	2.92%	2.99%	2.87%	4.02%	2.17%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.16% )[5]	2.85%	2.92%	2.80%	3.95%	2.11%
Portfolio turnover	0%	4%	5%	4%	8%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street International Managed Volatility Fund-4

LVIP State Street International Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street International Managed Volatility Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.450	$9.440	$9.481	$8.307	$10.440	$9.639
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.019)	0.284	0.273	0.237	0.331	0.200
Net realized and unrealized gain (loss)	1.150	2.047	(0.035)	1.188	(2.114)	0.812
Total from investment operations	1.131	2.331	0.238	1.425	(1.783)	1.012
Less dividends and distributions from:
Net investment income	—	(0.321)	(0.279)	(0.251)	(0.350)	(0.211)
Total dividends and distributions	—	(0.321)	(0.279)	(0.251)	(0.350)	(0.211)
Net asset value, end of period	$12.581	$11.450	$9.440	$9.481	$8.307	$10.440
Total return[3]	9.88%	24.69%	2.52%	17.15%	(17.04% )	10.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$240,460	$246,452	$255,034	$283,738	$290,058	$365,175
Ratio of expenses to average net assets[4]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.57%	0.57%	0.57%	0.57%	0.57%	0.56%
Ratio of net investment income (loss) to average net assets	(0.34% )[5]	2.67%	2.74%	2.62%	3.77%	1.92%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.41% )[5]	2.60%	2.67%	2.55%	3.70%	1.86%
Portfolio turnover	0%	4%	5%	4%	8%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street International Managed Volatility Fund-5

LVIP State Street International Managed Volatility Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed  to be a shareholder  of any other series. These financial statements  and the related notes pertain to the LVIP State Street International Managed Volatility Fund (formerly, LVIP SSGA International Managed Volatility Fund) (the “Fund”).  The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a management investment company registered  under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP State Street International Index Fund (collectively,  the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP State Street International Index Fund, which is subadvised by an unaffiliated sub-adviser, invests primarily in the securities of companies located in developed countries outside of the United States. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP State Street International Managed Volatility Fund-6

LVIP State Street International Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$203,425	$182,973	$177,506	$563,904
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$10,841
Legal	1,802
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP State Street International Managed Volatility Fund-7

LVIP State Street International Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,928 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$14,399
Management fees payable to LFI	50,341
Distribution fees payable to LFD	49,438
Shareholder servicing fees payable to Lincoln Life	6,488
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-95.05%@
International Equity Fund-95.05%@
✧✧LVIP State Street International Index Fund	$262,833,466	$509,255	$29,168,576	$10,783,402	$14,175,814	$259,133,361	17,758,591	$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$509,255
Sales	29,168,576
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$155,344,157
Aggregate unrealized appreciation of investments and derivatives	$116,618,786
Aggregate unrealized depreciation of investments and derivatives	(180,178)
Net unrealized appreciation of investments and derivatives	$116,438,608
LVIP State Street International Managed Volatility Fund-8

LVIP State Street International Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$259,133,361	$—	$—	$259,133,361
Unaffiliated Investment Company	12,288,577	—	—	12,288,577
Total Investments	$271,421,938	$—	$—	$271,421,938
Derivatives:
Assets:
Futures Contracts	$541,006	$—	$—	$541,006
Liabilities:
Futures Contracts	$(180,178)	$—	$—	$(180,178)
There were no Level 3 investments at the beginning or end of the period.
LVIP State Street International Managed Volatility Fund-9

LVIP State Street International Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	158,063	978,827
Service Class	440,721	856,187
Shares reinvested:
Standard Class	—	76,932
Service Class	—	591,484
	598,784	2,503,430
Shares redeemed:
Standard Class	(187,519)	(1,373,005)
Service Class	(2,851,976)	(6,939,842)
	(3,039,495)	(8,312,847)
Net decrease	(2,440,711)	(5,809,417)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP State Street International Managed Volatility Fund-10

LVIP State Street International Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$541,006	Variation margin due from broker on futures contracts	$—
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(180,178)
Total		$541,006		$(180,178)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,612,171	$390,724
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(233,413)	(218,027)
Total		$1,378,758	$172,697
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$25,264,955	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP State Street International Managed Volatility Fund-11

LVIP State Street International Managed Volatility Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP State Street International Managed Volatility Fund-12

LVIP State Street Large Cap Managed Volatility Fund
(formerly, LVIP SSGA Large Cap Managed Volatility Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP State Street Large Cap Managed Volatility Fund

LVIP State Street Large Cap Managed Volatility Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–96.37%
INVESTMENT COMPANY–96.37%
Equity Fund–96.37%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street S&P 500 Index Fund	22,747,280	$843,969,602
Total Affiliated Investment (Cost $337,109,005)		843,969,602

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–3.38%
INVESTMENT COMPANY–3.38%
Money Market Fund–3.38%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	29,630,214	$29,630,214
Total Unaffiliated Investment (Cost $29,630,214)		29,630,214

TOTAL INVESTMENTS–99.75% (Cost $366,739,219)	873,599,816
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	2,156,332
NET ASSETS APPLICABLE TO 45,063,742 SHARES OUTSTANDING–100.00%	$875,756,148

✧✧Standard Class shares.

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
1	CME British Pound Currency Futures	$82,844	$83,756	9/14/26	$—	$(912)
1	CME Euro Foreign Exchange Currency Futures	143,206	145,234	9/14/26	—	(2,028)
1	CME Japanese Yen Currency Futures	77,338	78,639	9/14/26	—	(1,301)
					—	(4,241)
Equity Contracts:
75	CME E-mini S&P 500 Index Futures	28,305,937	27,587,104	9/18/26	718,833	—
9	CME E-mini S&P MidCap 400 Index Futures	3,496,500	3,338,114	9/18/26	158,386	—
1	Eurex EURO STOXX 50 Futures	72,624	69,489	9/18/26	3,135	—
					880,354	—
Total Futures Contracts					$880,354	$(4,241)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Large Cap Managed Volatility Fund-1

LVIP State Street Large Cap Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
ASSETS:
Affiliated investments, at value	$843,969,602
Unaffiliated investments, at value	29,630,214
Cash collateral held at broker for futures contracts	2,279,242
Receivable for securities sold	1,017,240
Variation margin due from broker on futures contracts	209,597
Dividends and interest receivable	88,628
Expense reimbursement receivable from Lincoln Financial Investments Corporation	27,908
Prepaid expenses	2,231
Receivable for fund shares sold	98
TOTAL ASSETS	877,224,760
LIABILITIES:
Payable for fund shares redeemed	1,070,877
Due to manager and affiliates	365,745
Payable for audit fee	14,229
Payable for fund accounting fee	9,787
Other accrued expenses payable	7,974
TOTAL LIABILITIES	1,468,612
TOTAL NET ASSETS	$875,756,148
Affiliated investments, at cost	$337,109,005
Unaffiliated investments, at cost	29,630,214
Standard Class:
Net Assets	$39,410
Shares Outstanding	2,017
Net Asset Value Per Share	$19.533
Service Class:
Net Assets	$875,716,738
Shares Outstanding	45,061,725
Net Asset Value Per Share	$19.434
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$493,182,552
Distributable earnings/(accumulated loss)	382,573,596
TOTAL NET ASSETS	$875,756,148
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Large Cap Managed Volatility Fund-2

LVIP State Street Large Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$579,712
EXPENSES:
Distribution fees-Service Class	1,081,023
Management fees	994,583
Shareholder servicing fees	125,404
Accounting and administration expenses	60,007
Professional fees	26,662
Trustees’ fees and expenses	12,512
Reports and statements to shareholders	9,291
Consulting fees	4,044
Custodian fees	3,735
Pricing fees	1,124
Other	9,165
2,327,550
Less:
Management fees waived	(21,621)
Expenses reimbursed	(165,459)
Total operating expenses	2,140,470
NET INVESTMENT LOSS	(1,560,758)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	38,907,252
Futures contracts	1,790,316
Net realized gain	40,697,568
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	42,692,353
Foreign currencies	(157)
Futures contracts	923,910
Net change in unrealized appreciation (depreciation)	43,616,106
NET REALIZED AND UNREALIZED GAIN	84,313,674
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$82,752,916
See accompanying notes, which are an integral part of the financial statements.

LVIP State Street Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,560,758)	$5,469,558
Net realized gain	40,697,568	22,995,169
Net change in unrealized appreciation (depreciation)	43,616,106	53,096,868
Net increase in net assets resulting from operations	82,752,916	81,561,595
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,967)
Service Class	—	(100,550,951)
	—	(100,554,918)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	19,468,300	51,600,194
Reinvestment of dividends and distributions:
Standard Class	—	3,967
Service Class	—	100,550,951
	19,468,300	152,155,112
Cost of shares redeemed:
Service Class	(102,087,189)	(166,904,314)
	(102,087,189)	(166,904,314)
Decrease in net assets derived from capital share transactions	(82,618,889)	(14,749,202)
NET INCREASE (DECREASE) IN NET ASSETS	134,027	(33,742,525)
NET ASSETS:
Beginning of period	875,622,121	909,364,646
End of period	$875,756,148	$875,622,121
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Large Cap Managed Volatility Fund-3

LVIP State Street Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.762	$18.268	$15.367	$14.628	$18.757	$16.325
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.008)	0.157	0.184	0.216	0.187	0.173
Net realized and unrealized gain (loss)	1.779	1.535	3.537	3.158	(3.343)	4.298
Total from investment operations	1.771	1.692	3.721	3.374	(3.156)	4.471
Less dividends and distributions from:
Net investment income	—	(0.163)	(0.214)	(0.202)	(0.216)	(0.254)
Net realized gain	—	(2.035)	(0.606)	(2.433)	(0.757)	(1.785)
Total dividends and distributions	—	(2.198)	(0.820)	(2.635)	(0.973)	(2.039)
Net asset value, end of period	$19.533	$17.762	$18.268	$15.367	$14.628	$18.757
Total return[3]	9.97%	9.62%	24.38%	24.44%	(16.78% )	28.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39	$36	$33	$26	$21	$25
Ratio of expenses to average net assets[4]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.29%	0.29%	0.29%	0.30%	0.30%	0.29%
Ratio of net investment income (loss) to average net assets	(0.12% )[5]	0.87%	1.05%	1.38%	1.13%	0.94%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.16% )[5]	0.83%	1.01%	1.33%	1.08%	0.90%
Portfolio turnover	0%	8%	9%	9%	9%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Large Cap Managed Volatility Fund-4

LVIP State Street Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.694	$18.210	$15.321	$14.596	$18.718	$16.299
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.033)	0.111	0.139	0.176	0.144	0.126
Net realized and unrealized gain (loss)	1.773	1.527	3.524	3.147	(3.333)	4.287
Total from investment operations	1.740	1.638	3.663	3.323	(3.189)	4.413
Less dividends and distributions from:
Net investment income	—	(0.119)	(0.168)	(0.165)	(0.176)	(0.209)
Net realized gain	—	(2.035)	(0.606)	(2.433)	(0.757)	(1.785)
Total dividends and distributions	—	(2.154)	(0.774)	(2.598)	(0.933)	(1.994)
Net asset value, end of period	$19.434	$17.694	$18.210	$15.321	$14.596	$18.718
Total return[3]	9.83%	9.35%	24.07%	24.13%	(17.00% )	27.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$875,717	$875,586	$909,332	$876,946	$772,080	$962,155
Ratio of expenses to average net assets[4]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.54%	0.54%	0.54%	0.55%	0.55%	0.54%
Ratio of net investment income (loss) to average net assets	(0.37% )[5]	0.62%	0.80%	1.13%	0.88%	0.69%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.41% )[5]	0.58%	0.76%	1.08%	0.83%	0.65%
Portfolio turnover	0%	8%	9%	9%	9%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Large Cap Managed Volatility Fund-5

LVIP State Street Large Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP State Street Large Cap Managed Volatility Fund (formerly, LVIP SSGA Large Cap Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP State Street S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP State Street S&P 500 Index Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in stocks that make up the S&P 500®Index. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP State Street Large Cap Managed Volatility Fund-6

LVIP State Street Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$339,047	$361,052	$341,072	$1,041,171
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$34,331
Legal	5,712
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP State Street Large Cap Managed Volatility Fund-7

LVIP State Street Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,875 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$27,908
Management fees payable to LFI	163,283
Distribution fees payable to LFD	181,417
Shareholder servicing fees payable to Lincoln Life	21,045
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-96.37%@
Equity Fund-96.37%@
✧✧LVIP State Street S&P 500 Index Fund	$842,934,799	$2,297,359	$82,862,161	$38,907,252	$42,692,353	$843,969,602	22,747,280	$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$2,297,359
Sales	82,862,161
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$366,739,219
Aggregate unrealized appreciation of investments and derivatives	$507,740,951
Aggregate unrealized depreciation of investments and derivatives	(4,241)
Net unrealized appreciation of investments and derivatives	$507,736,710
LVIP State Street Large Cap Managed Volatility Fund-8

LVIP State Street Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$843,969,602	$—	$—	$843,969,602
Unaffiliated Investment Company	29,630,214	—	—	29,630,214
Total Investments	$873,599,816	$—	$—	$873,599,816
Derivatives:
Assets:
Futures Contracts	$880,354	$—	$—	$880,354
Liabilities:
Futures Contracts	$(4,241)	$—	$—	$(4,241)
There were no Level 3 investments at the beginning or end of the period.
LVIP State Street Large Cap Managed Volatility Fund-9

LVIP State Street Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	—	—
Service Class	1,063,297	2,971,264
Shares reinvested:
Standard Class	—	228
Service Class	—	5,816,516
	1,063,297	8,788,008
Shares redeemed:
Standard Class	—	—
Service Class	(5,486,500)	(9,238,255)
	(5,486,500)	(9,238,255)
Net decrease	(4,423,203)	(450,247)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP State Street Large Cap Managed Volatility Fund-10

LVIP State Street Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$880,354	Variation margin due from broker on futures contracts	$—
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(4,241)
Total		$880,354		$(4,241)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,795,380	$929,384
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(5,064)	(5,474)
Total		$1,790,316	$923,910
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$33,008,863	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP State Street Large Cap Managed Volatility Fund-11

LVIP State Street Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP State Street Large Cap Managed Volatility Fund-12

LVIP State Street Mid-Cap Index Fund
(formerly, LVIP SSGA Mid-Cap Index Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP State Street Mid-Cap Index Fund

LVIP State Street Mid-Cap Index Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.48%
Aerospace & Defense–4.60%
†AeroVironment, Inc.	8,920	$1,472,424
†ATI, Inc.	37,857	7,461,615
BWX Technologies, Inc.	25,398	4,943,721
Carpenter Technology Corp.	13,757	8,485,868
Curtiss-Wright Corp.	10,251	7,767,798
Hexcel Corp.	20,871	2,088,352
†Kratos Defense & Security Solutions, Inc.	51,916	2,588,532
Moog, Inc. Class A	7,862	3,332,230
†StandardAero, Inc.	52,500	1,570,275
Woodward, Inc.	16,506	7,022,312
		46,733,127
Air Freight & Logistics–0.16%
†GXO Logistics, Inc.	31,886	1,616,620
		1,616,620
Automobile Components–1.04%
Autoliv, Inc.	19,069	2,215,246
BorgWarner, Inc.	56,779	3,770,125
Gentex Corp.	58,977	1,490,349
†Goodyear Tire & Rubber Co.	80,348	530,297
Lear Corp.	13,888	1,861,825
Visteon Corp.	7,348	728,995
		10,596,837
Automobiles–0.18%
Harley-Davidson, Inc.	29,377	718,561
Thor Industries, Inc.	14,616	1,098,539
		1,817,100
Banks–5.89%
Associated Banc-Corp.	45,219	1,391,389
Bank OZK	28,417	1,480,241
Columbia Banking System, Inc.	80,218	2,570,987
Commerce Bancshares, Inc.	37,510	2,166,202
Cullen/Frost Bankers, Inc.	17,370	2,684,012
East West Bancorp, Inc.	37,941	4,897,804
First Financial Bankshares, Inc.	36,113	1,249,510
First Horizon Corp.	131,530	3,372,429
Flagstar Bank NA	83,185	1,242,784
FNB Corp.	98,640	1,882,051
Glacier Bancorp, Inc.	35,713	1,842,077
Hancock Whitney Corp.	22,467	1,678,734
Home BancShares, Inc.	51,880	1,481,174
International Bancshares Corp.	14,949	1,135,377
Old National Bancorp	95,250	2,466,975
Pinnacle Financial Partners, Inc.	41,676	4,204,275
Prosperity Bancshares, Inc.	27,965	2,042,284
Southstate Bank Corp.	27,014	2,698,699
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Texas Capital Bancshares, Inc.	12,129	$1,252,441
UMB Financial Corp.	19,819	2,829,360
United Bankshares, Inc.	38,131	1,747,544
Valley National Bancorp	132,000	1,933,800
Webster Financial Corp.	44,861	3,428,278
Western Alliance Bancorp	28,322	2,328,068
Wintrust Financial Corp.	18,675	3,001,446
Zions Bancorp NA	40,786	2,821,983
		59,829,924
Beverages–0.46%
†Boston Beer Co., Inc. Class A	2,101	371,940
†Celsius Holdings, Inc.	43,925	1,286,124
Coca-Cola Consolidated, Inc.	15,691	2,995,726
		4,653,790
Biotechnology–3.08%
†Arrowhead Pharmaceuticals, Inc.	39,000	3,178,890
†BioMarin Pharmaceutical, Inc.	53,566	3,065,046
†Cytokinetics, Inc.	37,624	3,205,189
†Exelixis, Inc.	69,659	3,790,146
†Halozyme Therapeutics, Inc.	32,815	2,568,430
†Neurocrine Biosciences, Inc.	27,844	4,692,688
†Roivant Sciences Ltd.	124,935	4,421,450
†United Therapeutics Corp.	11,777	6,381,132
		31,302,971
Broadline Retail–0.30%
Macy's, Inc.	73,076	1,720,940
†Ollie's Bargain Outlet Holdings, Inc.	16,807	1,292,122
		3,013,062
Building Products–1.99%
AAON, Inc.	18,807	2,385,856
Advanced Drainage Systems, Inc.	19,838	3,113,773
Carlisle Cos., Inc.	11,168	4,051,192
Fortune Brands Innovations, Inc.	33,073	1,815,708
Owens Corning	22,343	3,551,643
Simpson Manufacturing Co., Inc.	11,378	2,381,984
†Trex Co., Inc.	28,827	1,442,503
UFP Industries, Inc.	15,696	1,424,255
		20,166,914
Capital Markets–2.30%
Affiliated Managers Group, Inc.	7,332	2,481,149
Carlyle Group, Inc.	71,786	3,022,908
Evercore, Inc. Class A	10,709	3,656,481
LVIP State Street Mid-Cap Index Fund-1

LVIP State Street Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Federated Hermes, Inc.	20,067	$1,108,100
Hamilton Lane, Inc. Class A	11,310	891,567
Houlihan Lokey, Inc.	14,978	2,008,999
Janus Henderson Group PLC	34,401	1,787,132
Jefferies Financial Group, Inc.	45,276	2,262,895
Morningstar, Inc.	6,123	955,310
SEI Investments Co.	25,286	2,217,835
Stifel Financial Corp.	42,509	2,965,853
		23,358,229
Chemicals–1.65%
Ashland, Inc.	12,648	833,377
Avient Corp.	25,441	940,300
†Axalta Coating Systems Ltd.	59,304	2,029,383
Cabot Corp.	14,287	1,297,545
NewMarket Corp.	2,129	1,684,550
Olin Corp.	31,777	629,820
RPM International, Inc.	35,386	3,933,154
Scotts Miracle-Gro Co.	12,376	842,929
Solstice Advanced Materials, Inc.	44,000	3,898,400
Westlake Corp.	9,259	675,907
		16,765,365
Commercial Services & Supplies–1.48%
Brink's Co.	11,406	1,077,753
†Clean Harbors, Inc.	13,781	4,117,074
MSA Safety, Inc.	10,089	1,761,338
RB Global, Inc.	51,585	6,007,073
Tetra Tech, Inc.	71,860	2,076,035
		15,039,273
Communications Equipment–0.30%
†Viavi Solutions, Inc.	64,800	3,094,200
		3,094,200
Construction & Engineering–3.19%
AECOM	35,649	2,488,300
†API Group Corp.	106,829	4,524,208
†Dycom Industries, Inc.	8,326	4,209,542
†Fluor Corp.	38,730	2,029,065
†IES Holdings, Inc.	2,440	1,792,571
†MasTec, Inc.	17,051	7,094,239
†Sterling Infrastructure, Inc.	8,493	7,128,685
Valmont Industries, Inc.	5,362	3,097,091
		32,363,701
Construction Materials–0.32%
Eagle Materials, Inc.	8,675	1,951,875
†Knife River Corp.	15,720	1,314,978
		3,266,853
Consumer Finance–0.71%
Ally Financial, Inc.	77,307	3,552,257
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
FirstCash Holdings, Inc.	10,697	$2,313,975
SLM Corp.	52,228	1,354,794
		7,221,026
Consumer Staples Distribution & Retail–1.96%
Albertsons Cos., Inc. Class A	98,598	1,334,031
†BJ's Wholesale Club Holdings, Inc.	35,363	3,084,361
†Maplebear, Inc.	45,575	2,157,976
†Performance Food Group Co.	43,524	4,865,548
†Sprouts Farmers Market, Inc.	26,075	2,205,423
†U.S. Foods Holding Corp.	60,983	6,235,512
		19,882,851
Containers & Packaging–0.95%
AptarGroup, Inc.	17,694	2,215,289
Crown Holdings, Inc.	30,646	3,426,836
Graphic Packaging Holding Co.	81,924	865,936
Greif, Inc. Class A	6,914	515,024
Silgan Holdings, Inc.	24,289	1,126,767
Sonoco Products Co.	27,352	1,541,285
		9,691,137
Diversified Consumer Services–0.75%
†Duolingo, Inc.	11,128	1,279,942
Graham Holdings Co. Class B	925	1,055,813
†Grand Canyon Education, Inc.	7,251	1,037,691
H&R Block, Inc.	35,151	1,338,550
Service Corp. International	38,258	2,906,078
		7,618,074
Diversified REITs–0.43%
WP Carey, Inc.	61,737	4,414,195
		4,414,195
Electric Utilities–0.82%
IDACORP, Inc.	15,315	2,317,159
OGE Energy Corp.	57,156	2,781,211
Portland General Electric Co.	32,089	1,663,173
TXNM Energy, Inc.	27,572	1,565,538
		8,327,081
Electrical Equipment–2.64%
Acuity, Inc.	8,361	3,149,254
EnerSys	10,221	2,389,874
†Nextpower, Inc. Class A	41,109	4,897,727
nVent Electric PLC	44,849	7,606,839
Regal Rexnord Corp.	18,426	4,388,889
Sensata Technologies Holding PLC	40,300	1,923,922
†Vicor Corp.	6,500	2,468,570
		26,825,075
LVIP State Street Mid-Cap Index Fund-2

LVIP State Street Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–4.07%
Advanced Energy Industries, Inc.	10,530	$3,926,321
†Arrow Electronics, Inc.	14,173	3,024,660
Avnet, Inc.	22,685	2,014,882
Belden, Inc.	10,835	1,299,225
Cognex Corp.	46,145	3,341,821
Crane NXT Co.	13,846	708,361
†Fabrinet	9,945	5,589,885
†IPG Photonics Corp.	7,047	826,754
Littelfuse, Inc.	6,996	3,185,489
†Novanta, Inc.	9,882	1,603,256
†Sanmina Corp.	14,800	3,745,584
TD SYNNEX Corp.	20,720	5,539,285
†TTM Technologies, Inc.	28,800	5,386,176
Vontier Corp.	39,027	1,131,783
		41,323,482
Energy Equipment & Services–1.19%
NOV, Inc.	99,416	1,844,167
TechnipFMC PLC	110,435	7,321,840
†Valaris Ltd.	17,822	1,293,877
Weatherford International PLC	19,919	1,623,399
		12,083,283
Entertainment–0.60%
†Roku, Inc.	36,300	5,014,482
Warner Music Group Corp. Class A	40,562	1,098,013
		6,112,495
Financial Services–1.72%
Corebridge Financial, Inc.	67,029	1,919,040
Equitable Holdings, Inc.	77,959	3,420,841
Essent Group Ltd.	25,564	1,643,254
†Euronet Worldwide, Inc.	9,776	715,505
MGIC Investment Corp.	58,609	1,652,774
†Shift4 Payments, Inc. Class A	16,375	796,480
†Toast, Inc. Class A	131,100	3,647,202
Voya Financial, Inc.	25,116	2,273,751
†WEX, Inc.	9,639	1,359,967
		17,428,814
Food Products–0.59%
†Darling Ingredients, Inc.	44,035	2,405,192
Ingredion, Inc.	17,470	1,654,584
Marzetti Co.	5,573	636,214
Pilgrim's Pride Corp.	11,968	336,420
†Post Holdings, Inc.	11,074	977,391
		6,009,801
Gas Utilities–0.97%
National Fuel Gas Co.	26,283	2,029,310
New Jersey Resources Corp.	27,995	1,568,840
ONE Gas, Inc.	17,416	1,342,251
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
Southwest Gas Holdings, Inc.	17,883	$1,585,865
Spire, Inc.	16,425	1,282,628
UGI Corp.	59,377	2,050,882
		9,859,776
Ground Transportation–1.85%
†Avis Budget Group, Inc.	4,684	692,436
Knight-Swift Transportation Holdings, Inc.	44,975	3,502,203
Landstar System, Inc.	9,355	1,934,707
Ryder System, Inc.	10,757	2,837,374
†Saia, Inc.	7,391	3,112,794
†XPO, Inc.	32,562	6,684,653
		18,764,167
Health Care Equipment & Supplies–1.17%
Dentsply Sirona, Inc.	55,987	594,022
†Envista Holdings Corp.	45,098	1,188,332
†Globus Medical, Inc. Class A	31,367	2,478,307
†Haemonetics Corp.	12,878	965,850
†Lantheus Holdings, Inc.	18,001	1,997,031
†LivaNova PLC	15,205	1,250,307
†Penumbra, Inc.	10,894	3,439,781
		11,913,630
Health Care Providers & Services–1.63%
Chemed Corp.	3,669	1,708,800
Encompass Health Corp.	27,444	2,774,039
Ensign Group, Inc.	16,083	2,578,105
†HealthEquity, Inc.	23,426	2,115,836
†Hims & Hers Health, Inc.	58,701	2,035,164
†Option Care Health, Inc.	43,498	912,153
†Tenet Healthcare Corp.	23,847	4,461,297
		16,585,394
Health Care REITs–1.25%
American Healthcare REIT, Inc.	53,400	2,784,810
CareTrust REIT, Inc.	65,400	2,638,890
Healthcare Realty Trust, Inc.	95,997	1,936,259
Omega Healthcare Investors, Inc.	82,546	3,935,793
Sabra Health Care REIT, Inc.	69,856	1,362,891
		12,658,643
Health Care Technology–0.08%
†Doximity, Inc. Class A	37,120	769,869
		769,869
Hotel & Resort REITs–0.08%
Park Hotels & Resorts, Inc.	55,790	795,008
		795,008
Hotels, Restaurants & Leisure–2.56%
Aramark	72,888	4,147,327
LVIP State Street Mid-Cap Index Fund-3

LVIP State Street Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.	15,262	$1,348,093
†Cava Group, Inc.	27,785	2,180,567
Choice Hotels International, Inc.	5,672	625,451
Churchill Downs, Inc.	18,380	1,647,583
†Dutch Bros, Inc. Class A	35,300	2,534,893
†Hilton Grand Vacations, Inc.	16,780	878,769
Hyatt Hotels Corp. Class A	11,387	2,207,256
†Planet Fitness, Inc. Class A	21,879	1,141,427
Texas Roadhouse, Inc.	18,241	3,524,708
Travel & Leisure Co.	17,308	1,322,851
Vail Resorts, Inc.	9,900	1,347,885
Wingstop, Inc.	7,557	1,310,459
Wyndham Hotels & Resorts, Inc.	20,760	1,748,200
		25,965,469
Household Durables–1.80%
KB Home	17,339	1,085,248
†SharkNinja, Inc.	19,600	2,984,492
Somnigroup International, Inc.	58,279	4,569,073
†Taylor Morrison Home Corp.	25,881	1,856,703
Toll Brothers, Inc.	26,280	4,329,630
†TopBuild Corp.	7,854	2,784,479
Whirlpool Corp.	18,088	713,029
		18,322,654
Independent Power and Renewable Electricity Producers–0.66%
Ormat Technologies, Inc.	17,050	1,856,745
†Talen Energy Corp.	12,595	4,839,755
		6,696,500
Industrial REITs–0.92%
EastGroup Properties, Inc.	14,907	3,019,114
First Industrial Realty Trust, Inc.	36,741	2,252,591
Rexford Industrial Realty, Inc.	62,064	2,079,144
STAG Industrial, Inc.	52,964	2,015,810
		9,366,659
Insurance–3.43%
American Financial Group, Inc.	19,071	2,668,796
†Brighthouse Financial, Inc.	15,871	1,004,634
CNO Financial Group, Inc.	25,873	1,319,006
Fidelity National Financial, Inc.	70,100	3,305,916
First American Financial Corp.	28,228	1,936,158
Hanover Insurance Group, Inc.	9,721	2,081,460
Kinsale Capital Group, Inc.	6,079	2,004,915
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Old Republic International Corp.	62,078	$2,540,232
Primerica, Inc.	8,650	2,458,330
Reinsurance Group of America, Inc.	18,129	3,855,132
RenaissanceRe Holdings Ltd.	11,793	3,737,202
RLI Corp.	25,423	1,501,737
Ryan Specialty Holdings, Inc.	31,538	1,190,875
Selective Insurance Group, Inc.	16,538	1,604,351
Unum Group	40,768	3,644,659
		34,853,403
Interactive Media & Services–0.28%
†Pinterest, Inc. Class A	133,418	2,805,781
		2,805,781
IT Services–1.90%
†DigitalOcean Holdings, Inc.	22,552	3,541,341
†Kyndryl Holdings, Inc.	62,950	711,964
†Okta, Inc.	46,402	6,331,553
†Twilio, Inc. Class A	42,040	8,674,113
		19,258,971
Leisure Products–0.46%
Brunswick Corp.	18,020	1,518,005
†Mattel, Inc.	80,505	1,117,409
Polaris, Inc.	14,956	1,023,589
†YETI Holdings, Inc.	21,134	1,047,401
		4,706,404
Life Sciences Tools & Services–1.89%
†Avantor, Inc.	189,191	1,872,991
†Bio-Rad Laboratories, Inc. Class A	4,989	1,464,820
Bruker Corp.	30,820	1,854,748
†Illumina, Inc.	41,885	7,364,639
†Medpace Holdings, Inc.	6,249	3,309,408
†Repligen Corp.	14,700	2,005,668
†Sotera Health Co.	73,427	1,303,329
		19,175,603
Machinery–5.69%
AGCO Corp.	16,653	1,993,364
†Chart Industries, Inc.	12,501	2,611,959
CNH Industrial NV	243,947	2,739,525
Crane Co.	13,619	3,037,990
Donaldson Co., Inc.	32,087	2,880,450
Esab Corp.	15,841	1,562,398
Flowserve Corp.	35,457	2,629,491
Graco, Inc.	46,006	3,478,514
ITT, Inc.	24,781	4,900,691
Lincoln Electric Holdings, Inc.	15,171	4,028,052
†Middleby Corp.	11,538	1,984,651
LVIP State Street Mid-Cap Index Fund-4

LVIP State Street Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Mueller Industries, Inc.	30,849	$3,792,268
Oshkosh Corp.	17,288	2,653,362
†RBC Bearings, Inc.	8,722	5,617,491
†SPX Technologies, Inc.	13,881	3,403,205
Terex Corp.	31,688	2,293,894
Timken Co.	17,527	2,547,024
Toro Co.	26,822	2,612,999
Watts Water Technologies, Inc. Class A	7,605	2,976,977
		57,744,305
Marine Transportation–0.20%
†Kirby Corp.	14,860	2,020,514
		2,020,514
Media–0.60%
New York Times Co. Class A	44,645	3,124,257
Nexstar Media Group, Inc.	7,923	1,414,969
Sirius XM Holdings, Inc.	52,200	1,541,988
		6,081,214
Metals & Mining–2.63%
Alcoa Corp.	73,127	3,812,842
†Cleveland-Cliffs, Inc.	158,016	1,483,770
Coeur Mining, Inc.	286,600	4,677,312
Commercial Metals Co.	30,735	1,928,621
Hecla Mining Co.	185,793	2,866,786
†MP Materials Corp.	37,520	2,101,495
Reliance, Inc.	14,133	5,280,089
Royal Gold, Inc.	22,573	4,505,797
		26,656,712
Mortgage Real Estate Investment Trusts (REITs)–0.60%
Annaly Capital Management, Inc.	203,054	4,540,287
Starwood Property Trust, Inc.	96,547	1,581,440
		6,121,727
Multi-Utilities–0.27%
Black Hills Corp.	21,136	1,572,519
Northwestern Energy Group, Inc.	17,036	1,220,118
		2,792,637
Office REITs–0.53%
COPT Defense Properties	31,233	1,136,569
Cousins Properties, Inc.	45,555	1,365,739
Kilroy Realty Corp.	29,600	1,109,112
Vornado Realty Trust	43,772	1,720,239
		5,331,659
Oil, Gas & Consumable Fuels–3.13%
Antero Midstream Corp.	92,152	2,096,458
†Antero Resources Corp.	81,511	2,864,297
Chord Energy Corp.	15,580	1,780,794
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†CNX Resources Corp.	39,161	$1,328,733
DT Midstream, Inc.	28,227	4,142,030
HF Sinclair Corp.	42,488	2,959,289
Matador Resources Co.	32,381	1,611,926
Murphy Oil Corp.	37,365	1,216,604
Ovintiv, Inc.	76,324	4,018,459
PBF Energy, Inc. Class A	23,260	1,058,795
Permian Resources Corp. Class A	218,040	4,014,116
Range Resources Corp.	65,250	2,426,647
Viper Energy, Inc. Class A	53,794	2,280,866
		31,799,014
Paper & Forest Products–0.14%
Louisiana-Pacific Corp.	17,624	1,386,304
		1,386,304
Passenger Airlines–0.48%
†Alaska Air Group, Inc.	30,835	1,609,587
†American Airlines Group, Inc.	183,203	3,310,478
		4,920,065
Personal Care Products–0.12%
†elf Beauty, Inc.	16,408	1,214,192
		1,214,192
Pharmaceuticals–0.75%
†Elanco Animal Health, Inc.	138,364	3,405,138
†Jazz Pharmaceuticals PLC	17,345	4,179,625
		7,584,763
Professional Services–2.03%
Booz Allen Hamilton Holding Corp.	33,421	2,027,652
†CACI International, Inc. Class A	6,112	2,831,445
†ExlService Holdings, Inc.	42,288	1,093,568
Exponent, Inc.	13,396	787,149
†FTI Consulting, Inc.	8,230	1,226,352
Genpact Ltd.	43,679	1,201,173
KBR, Inc.	35,119	1,212,659
Maximus, Inc.	14,526	780,918
†Parsons Corp.	14,899	780,559
†Paylocity Holding Corp.	12,053	1,259,900
Science Applications International Corp.	11,942	1,318,516
TransUnion	53,388	3,851,410
UL Solutions, Inc. Class A	21,571	2,197,222
		20,568,523
Real Estate Management & Development–0.39%
†Jones Lang LaSalle, Inc.	12,853	3,983,787
		3,983,787
LVIP State Street Mid-Cap Index Fund-5

LVIP State Street Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–0.74%
American Homes 4 Rent Class A	87,749	$2,941,346
Equity LifeStyle Properties, Inc.	53,777	3,465,928
Independence Realty Trust, Inc.	65,185	1,087,938
		7,495,212
Retail REITs–0.91%
Agree Realty Corp.	33,262	2,519,264
Brixmor Property Group, Inc.	85,002	2,680,113
Kite Realty Group Trust	56,249	1,596,346
NNN REIT, Inc.	52,711	2,452,643
		9,248,366
Semiconductors & Semiconductor Equipment–5.73%
†Allegro MicroSystems, Inc.	34,436	2,397,434
Amkor Technology, Inc.	31,554	2,720,901
†Cirrus Logic, Inc.	14,138	2,099,917
Entegris, Inc.	42,236	7,596,567
†Lattice Semiconductor Corp.	37,945	5,804,067
†MACOM Technology Solutions Holdings, Inc.	18,224	6,931,863
MKS, Inc.	18,762	8,345,338
†Onto Innovation, Inc.	13,773	5,212,392
†Rambus, Inc.	29,944	3,974,767
†Semtech Corp.	25,800	4,175,730
†Silicon Laboratories, Inc.	9,120	1,993,267
†SiTime Corp.	6,160	4,592,650
†Synaptics, Inc.	10,742	1,334,479
Universal Display Corp.	12,002	1,039,253
		58,218,625
Software–2.67%
†Appfolio, Inc. Class A	6,650	1,066,328
Bentley Systems, Inc. Class B	41,271	1,233,590
†Bill Holdings, Inc.	24,517	886,535
†Commvault Systems, Inc.	11,467	1,625,218
†Docusign, Inc.	53,850	2,392,017
Dolby Laboratories, Inc. Class A	16,670	876,509
†Dropbox, Inc. Class A	41,483	1,139,538
†Dynatrace, Inc.	81,625	3,584,154
†Guidewire Software, Inc.	23,487	2,890,075
InterDigital, Inc.	7,150	2,024,379
†Manhattan Associates, Inc.	16,393	2,282,725
†Nutanix, Inc. Class A	73,457	3,743,369
Pegasystems, Inc.	24,967	748,261
†Qualys, Inc.	9,707	1,334,615
†UiPath, Inc. Class A	118,356	1,286,530
		27,113,843
Specialized REITs–1.33%
CubeSmart	62,692	2,493,261
EPR Properties	21,236	1,231,900
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
Gaming & Leisure Properties, Inc.	78,507	$3,495,917
Lamar Advertising Co. Class A	24,137	3,764,889
National Storage Affiliates Trust	19,635	873,169
Rayonier, Inc.	76,669	1,631,516
		13,490,652
Specialty Retail–2.98%
†Abercrombie & Fitch Co. Class A	12,355	1,112,073
†AutoNation, Inc.	6,968	1,294,585
Bath & Body Works, Inc.	55,768	1,289,914
†Burlington Stores, Inc.	17,421	5,518,973
†Chewy, Inc. Class A	66,504	1,306,804
Dick's Sporting Goods, Inc.	18,239	4,136,787
†Five Below, Inc.	15,369	2,763,192
†Floor & Decor Holdings, Inc. Class A	29,976	1,779,375
†GameStop Corp. Class A	114,247	2,522,574
Gap, Inc.	61,785	1,154,144
Lithia Motors, Inc.	6,321	1,836,187
Murphy USA, Inc.	4,651	2,506,284
Penske Automotive Group, Inc.	5,106	913,719
†RH	4,290	706,692
†Valvoline, Inc.	35,357	1,398,016
		30,239,319
Technology Hardware, Storage & Peripherals–0.68%
†Everpure, Inc. Class A	87,468	6,891,604
		6,891,604
Textiles, Apparel & Luxury Goods–0.51%
†Capri Holdings Ltd.	33,276	617,935
Columbia Sportswear Co.	6,663	411,907
†Crocs, Inc.	13,802	1,665,073
PVH Corp.	12,769	948,226
VF Corp.	91,004	1,517,947
		5,161,088
Trading Companies & Distributors–1.77%
Applied Industrial Technologies, Inc.	10,223	3,456,908
†Core & Main, Inc. Class A	52,140	2,515,755
GATX Corp.	9,860	1,747,093
MSC Industrial Direct Co., Inc. Class A	12,660	1,505,907
Watsco, Inc.	9,708	4,045,615
WESCO International, Inc.	13,486	4,658,469
		17,929,747
LVIP State Street Mid-Cap Index Fund-6

LVIP State Street Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.30%
Essential Utilities, Inc.	78,597	$3,011,051
		3,011,051
Total Common Stock (Cost $603,056,372)		1,010,058,134

MONEY MARKET FUND–0.21%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	2,101,344	2,101,344
Total Money Market Fund (Cost $2,101,344)		2,101,344

TOTAL INVESTMENTS–99.69% (Cost $605,157,716)	1,012,159,478
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	3,151,515
NET ASSETS APPLICABLE TO 67,366,677 SHARES OUTSTANDING–100.00%	$1,015,310,993
NET ASSET VALUE PER SHARE–LVIP STATE STREET MID-CAP INDEX FUND STANDARD CLASS ($712,330,838 / 47,174,689 Shares)	$15.100
NET ASSET VALUE PER SHARE–LVIP STATE STREET MID-CAP INDEX FUND SERVICE CLASS ($302,980,155 / 20,191,988 Shares)	$15.005
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$494,587,969
Distributable earnings/(accumulated loss)	520,723,024
TOTAL NET ASSETS	$1,015,310,993

†Non-income producing.

★Includes $677,577 cash collateral held at broker for futures contracts, $5,440,106 payable for securities purchased, $687,336 payable for fund shares redeemed, $46,809 other accrued expenses payable, $304,275 due to manager and affiliates, $432,463 variation margin due to broker on futures contracts, $16,408 payable for audit fee and $18,870 payable for fund accounting fee as of June 30, 2026.

The following futures contracts were outstanding at June 30, 2026:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
28	CME E-mini S&P MidCap 400 Index Futures	$10,878,000	$10,823,061	9/18/26	$54,939	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

LVIP State Street Mid-Cap Index Fund-7

LVIP State Street Mid-Cap Index Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Mid-Cap Index Fund-8

LVIP State Street Mid-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $5,037)	$6,856,220
EXPENSES:
Management fees	1,330,875
Distribution fees-Service Class	355,098
Shareholder servicing fees	142,946
Index fees	96,995
Accounting and administration expenses	86,265
Professional fees	30,774
Trustees’ fees and expenses	14,067
Reports and statements to shareholders	7,772
Custodian fees	7,751
Consulting fees	4,403
Pricing fees	2,641
Other	13,246
2,092,833
Less:
Management fees waived	(24,646)
Total operating expenses	2,068,187
NET INVESTMENT INCOME	4,788,033
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	83,801,797
Futures contracts	1,067,370
Net realized gain	84,869,167
Net change in unrealized appreciation (depreciation) of:
Investments	68,007,308
Futures contracts	80,676
Net change in unrealized appreciation (depreciation)	68,087,984
NET REALIZED AND UNREALIZED GAIN	152,957,151
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$157,745,184
See accompanying notes, which are an integral part of the financial statements.

LVIP State Street Mid-Cap Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,788,033	$9,949,908
Net realized gain	84,869,167	40,121,954
Net change in unrealized appreciation (depreciation)	68,087,984	12,640,002
Net increase in net assets resulting from operations	157,745,184	62,711,864
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(54,563,809)
Service Class	—	(19,995,081)
	—	(74,558,890)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	23,957,295	110,676,523
Service Class	20,148,076	63,872,562
Reinvestment of dividends and distributions:
Standard Class	—	54,563,809
Service Class	—	19,995,081
	44,105,371	249,107,975
Cost of shares redeemed:
Standard Class	(124,575,835)	(139,990,036)
Service Class	(34,117,034)	(36,013,389)
	(158,692,869)	(176,003,425)
Increase (decrease) in net assets derived from capital share transactions	(114,587,498)	73,104,550
NET INCREASE IN NET ASSETS	43,157,686	61,257,524
NET ASSETS:
Beginning of period	972,153,307	910,895,783
End of period	$1,015,310,993	$972,153,307
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Mid-Cap Index Fund-9

LVIP State Street Mid-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Mid-Cap Index Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.889	$13.039	$12.282	$11.406	$15.167	$12.763
Income (loss) from investment operations:
Net investment income[2]	0.072	0.148	0.151	0.149	0.154	0.129
Net realized and unrealized gain (loss)	2.139	0.764	1.519	1.607	(2.279)	2.952
Total from investment operations	2.211	0.912	1.670	1.756	(2.125)	3.081
Less dividends and distributions from:
Net investment income	—	(0.147)	(0.164)	(0.163)	(0.173)	(0.165)
Net realized gain	—	(0.915)	(0.749)	(0.717)	(1.463)	(0.512)
Total dividends and distributions	—	(1.062)	(0.913)	(0.880)	(1.636)	(0.677)
Net asset value, end of period	$15.100	$12.889	$13.039	$12.282	$11.406	$15.167
Total return[3]	17.15%	7.13%	13.55%	16.05%	(13.40% )	24.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$712,331	$700,282	$684,477	$719,984	$694,216	$916,248
Ratio of expenses to average net assets	0.34%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.35%	0.36%	0.36%	0.36%	0.36%	0.35%
Ratio of net investment income to average net assets	1.05%	1.14%	1.15%	1.26%	1.19%	0.87%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.04%	1.13%	1.14%	1.25%	1.18%	0.87%
Portfolio turnover	9%	19%	19%	22%	14%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Mid-Cap Index Fund-10

LVIP State Street Mid-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Mid-Cap Index Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.824	$12.983	$12.236	$11.371	$15.129	$12.736
Income (loss) from investment operations:
Net investment income[2]	0.054	0.115	0.118	0.119	0.121	0.092
Net realized and unrealized gain (loss)	2.127	0.759	1.511	1.598	(2.273)	2.945
Total from investment operations	2.181	0.874	1.629	1.717	(2.152)	3.037
Less dividends and distributions from:
Net investment income	—	(0.118)	(0.133)	(0.135)	(0.143)	(0.132)
Net realized gain	—	(0.915)	(0.749)	(0.717)	(1.463)	(0.512)
Total dividends and distributions	—	(1.033)	(0.882)	(0.852)	(1.606)	(0.644)
Net asset value, end of period	$15.005	$12.824	$12.983	$12.236	$11.371	$15.129
Total return[3]	17.01%	6.87%	13.27%	15.75%	(13.61% )	24.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$302,980	$271,871	$226,419	$186,913	$153,978	$184,667
Ratio of expenses to average net assets	0.59%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.60%	0.61%	0.61%	0.61%	0.61%	0.60%
Ratio of net investment income to average net assets	0.80%	0.89%	0.90%	1.01%	0.94%	0.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.79%	0.88%	0.89%	1.00%	0.93%	0.62%
Portfolio turnover	9%	19%	19%	22%	14%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Mid-Cap Index Fund-11

LVIP State Street Mid-Cap Index Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP State Street Mid-Cap Index Fund (formerly, LVIP SSGA Mid-Cap Index Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP State Street Mid-Cap Index Fund-12

LVIP State Street Mid-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.27% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.005% on the first $1.5 billion of the Fund’s average daily net assets and 0.01% of the Fund’s average daily net assets in excess of $1.5 billion.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$39,026
Legal	6,491
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,175 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP State Street Mid-Cap Index Fund-13

LVIP State Street Mid-Cap Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$219,106
Distribution fees payable to LFD	61,191
Shareholder servicing fees payable to Lincoln Life	23,978
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$86,519,269
Sales	195,296,788
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$605,157,716
Aggregate unrealized appreciation of investments and derivatives	$452,956,440
Aggregate unrealized depreciation of investments and derivatives	(45,899,739)
Net unrealized appreciation of investments and derivatives	$407,056,701
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP State Street Mid-Cap Index Fund-14

LVIP State Street Mid-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,010,058,134	$—	$—	$1,010,058,134
Money Market Fund	2,101,344	—	—	2,101,344
Total Investments	$1,012,159,478	$—	$—	$1,012,159,478
Derivatives:

Assets:
Futures Contract	$54,939	$—	$—	$54,939
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	1,712,479	8,582,772
Service Class	1,455,463	4,989,361
Shares reinvested:
Standard Class	—	4,262,019
Service Class	—	1,571,985
	3,167,942	19,406,137
Shares redeemed:
Standard Class	(8,871,021)	(11,007,492)
Service Class	(2,464,368)	(2,800,653)
	(11,335,389)	(13,808,145)
Net increase (decrease)	(8,167,447)	5,597,992
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $56,250,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the
LVIP State Street Mid-Cap Index Fund-15

LVIP State Street Mid-Cap Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$54,939	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,067,370	$80,676
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$7,540,577	$—
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP State Street Mid-Cap Index Fund-16

LVIP State Street Mid-Cap Index Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP State Street Mid-Cap Index Fund-17

LVIP State Street Nasdaq-100 Index Fund
(formerly, LVIP SSGA Nasdaq-100 Index Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP State Street Nasdaq-100 Index Fund

LVIP State Street Nasdaq-100 Index Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.56%
Aerospace & Defense–0.74%
†Axon Enterprise, Inc.	608	$340,851
†Honeywell Aerospace, Inc.	2,391	528,602
†Rocket Lab Corp.	4,368	444,007
		1,313,460
Automobiles–3.25%
†Tesla, Inc.	13,657	5,744,134
		5,744,134
Beverages–1.57%
Coca-Cola Europacific Partners PLC	3,365	336,736
Keurig Dr. Pepper, Inc.	10,269	336,104
†Monster Beverage Corp.	7,382	709,558
PepsiCo, Inc.	10,316	1,396,786
		2,779,184
Biotechnology–2.49%
†Alnylam Pharmaceuticals, Inc.	1,008	303,438
Amgen, Inc.	4,073	1,474,915
Gilead Sciences, Inc.	9,371	1,183,932
Regeneron Pharmaceuticals, Inc.	778	485,114
†Vertex Pharmaceuticals, Inc.	1,916	951,735
		4,399,134
Broadline Retail–4.55%
†Amazon.com, Inc.	29,409	7,009,341
†MercadoLibre, Inc.	383	650,100
†PDD Holdings, Inc. ADR	5,041	384,528
		8,043,969
Chemicals–1.02%
Linde PLC	3,490	1,811,101
		1,811,101
Commercial Services & Supplies–0.40%
Cintas Corp.	3,020	513,641
†Copart, Inc.	6,988	196,992
		710,633
Communications Equipment–2.26%
Cisco Systems, Inc.	29,748	3,494,200
†Lumentum Holdings, Inc.	587	503,681
		3,997,881
Construction & Engineering–0.21%
Ferrovial NV	5,430	372,552
		372,552
Consumer Staples Distribution & Retail–4.13%
Costco Wholesale Corp.	3,348	3,131,953
Walmart, Inc.	36,818	4,170,007
		7,301,960
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–0.37%
Comcast Corp. Class A	26,890	$660,150
		660,150
Electric Utilities–1.12%
American Electric Power Co., Inc.	4,107	561,879
Constellation Energy Corp.	2,726	677,057
Exelon Corp.	7,723	360,046
Xcel Energy, Inc.	4,712	378,373
		1,977,355
Energy Equipment & Services–0.24%
Baker Hughes Co.	7,488	415,584
		415,584
Entertainment–1.99%
Electronic Arts, Inc.	1,893	388,141
†Netflix, Inc.	31,781	2,269,163
†Take-Two Interactive Software, Inc.	1,401	350,222
†Warner Bros Discovery, Inc.	18,923	504,487
		3,512,013
Financial Services–0.16%
PayPal Holdings, Inc.	6,658	287,493
		287,493
Food Products–0.44%
Kraft Heinz Co.	8,950	211,399
Mondelez International, Inc. Class A	9,688	560,354
		771,753
Ground Transportation–0.57%
CSX Corp.	14,024	666,561
Old Dominion Freight Line, Inc.	1,570	340,062
		1,006,623
Health Care Equipment & Supplies–1.01%
†Dexcom, Inc.	2,912	196,123
GE HealthCare Technologies, Inc.	3,433	219,746
†IDEXX Laboratories, Inc.	595	313,232
†Intuitive Surgical, Inc.	2,673	1,062,999
		1,792,100
Hotels, Restaurants & Leisure–2.08%
†Airbnb, Inc. Class A	3,154	451,337
Booking Holdings, Inc.	5,848	1,042,348
†DoorDash, Inc. Class A	3,105	572,966
Marriott International, Inc. Class A	1,990	737,474
Starbucks Corp.	8,602	879,038
		3,683,163
LVIP State Street Nasdaq-100 Index Fund-1

LVIP State Street Nasdaq-100 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.30%
Honeywell International, Inc.	2,392	$535,457
		535,457
Interactive Media & Services–8.79%
Alphabet, Inc. Class A	30,838	10,960,315
Meta Platforms, Inc. Class A	8,096	4,560,396
		15,520,711
IT Services–0.79%
†CoreWeave, Inc. Class A	3,378	336,246
†Shopify, Inc. Class A	9,205	1,051,027
		1,387,273
Machinery–0.27%
PACCAR, Inc.	3,972	477,117
		477,117
Oil, Gas & Consumable Fuels–0.21%
Diamondback Energy, Inc.	2,123	373,181
		373,181
Professional Services–0.67%
Automatic Data Processing, Inc.	3,017	675,657
Paychex, Inc.	2,704	265,884
Thomson Reuters Corp.	2,876	234,921
		1,176,462
Semiconductors & Semiconductor Equipment–36.16%
†Advanced Micro Devices, Inc.	12,307	7,149,259
Analog Devices, Inc.	3,676	1,459,997
Applied Materials, Inc.	5,992	4,332,216
†ARM Holdings PLC ADR	3,200	1,134,624
ASML Holding NV	692	1,376,692
†Astera Labs, Inc.	1,294	625,028
Broadcom, Inc.	12,962	4,896,396
†Intel Corp.	37,934	5,296,724
KLA Corp.	9,859	2,974,559
Lam Research Corp.	9,439	4,090,202
Marvell Technology, Inc.	6,603	1,966,968
Microchip Technology, Inc.	4,091	373,099
Micron Technology, Inc.	8,512	9,825,316
Monolithic Power Systems, Inc.	371	512,856
NVIDIA Corp.	66,161	13,238,155
NXP Semiconductors NV	1,906	535,643
QUALCOMM, Inc.	7,955	1,470,004
Teradyne, Inc.	1,182	571,899
Texas Instruments, Inc.	6,869	2,047,443
		63,877,080
Software–11.25%
†Adobe, Inc.	3,051	625,516
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†AppLovin Corp. Class A	2,308	$1,189,151
†Autodesk, Inc.	1,593	309,711
†Cadence Design Systems, Inc.	2,082	781,417
†Crowdstrike Holdings, Inc. Class A	1,921	1,465,992
†Datadog, Inc. Class A	2,497	650,119
†Fortinet, Inc.	5,530	849,519
Intuit, Inc.	2,065	538,965
Microsoft Corp.	20,309	7,575,663
†Nebius Group NV	1,664	459,547
†Palantir Technologies, Inc. Class A	17,330	2,021,891
†Palo Alto Networks, Inc.	6,159	2,100,342
Roper Technologies, Inc.	762	257,853
†Strategy, Inc. Class A	2,497	217,064
†Synopsys, Inc.	1,445	644,571
†Workday, Inc. Class A	1,517	185,711
		19,873,032
Specialty Retail–0.62%
†O'Reilly Automotive, Inc.	6,255	576,023
Ross Stores, Inc.	2,431	517,438
		1,093,461
Technology Hardware, Storage & Peripherals–9.88%
Apple, Inc.	40,154	11,618,961
†Sandisk Corp.	1,118	2,542,030
Seagate Technology Holdings PLC	1,692	1,632,780
Western Digital Corp.	2,601	1,661,311
		17,455,082
Trading Companies & Distributors–0.24%
Fastenal Co.	8,665	416,180
		416,180
Wireless Telecommunication Services–0.78%
T-Mobile U.S., Inc.	8,168	1,370,019
		1,370,019
Total Common Stock (Cost $79,608,893)		174,135,297

MONEY MARKET FUND–1.25%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	2,205,393	2,205,393
Total Money Market Fund (Cost $2,205,393)		2,205,393

LVIP State Street Nasdaq-100 Index Fund-2

LVIP State Street Nasdaq-100 Index Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.81% (Cost $81,814,286)	$176,340,690
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	328,830
NET ASSETS APPLICABLE TO 8,610,994 SHARES OUTSTANDING–100.00%	$176,669,520
NET ASSET VALUE PER SHARE–LVIP STATE STREET NASDAQ-100 INDEX FUND STANDARD CLASS ($91,999,873 / 4,475,768 Shares)	$20.555
NET ASSET VALUE PER SHARE–LVIP STATE STREET NASDAQ-100 INDEX FUND SERVICE CLASS ($84,669,647 / 4,135,226 Shares)	$20.475
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$79,412,051
Distributable earnings/(accumulated loss)	97,257,469
TOTAL NET ASSETS	$176,669,520

†Non-income producing.

★Includes $148,820 cash collateral held at broker for futures contracts, $34,726 variation margin due from broker on futures contracts,
$38,453 payable for fund shares redeemed, $4,886 other accrued expenses payable, $62,517 due to manager and affiliates, $14,228 payable for audit fee, $7,674 payable for fund accounting fee and $12,885 payable for licensing fee as of June 30, 2026.

The following futures contracts were outstanding at June 30, 2026:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
38	Micro E-mini NASDAQ-100 Futures	$2,319,786	$2,277,438	9/18/26	$42,348	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Nasdaq-100 Index Fund-3

LVIP State Street Nasdaq-100 Index Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $1,815)	$554,758
EXPENSES:
Management fees	227,478
Distribution fees-Service Class	85,769
Index fees	28,820
Accounting and administration expenses	23,134
Shareholder servicing fees	22,748
Professional fees	19,941
Reports and statements to shareholders	4,036
Trustees’ fees and expenses	2,142
Custodian fees	2,135
Consulting fees	2,057
Pricing fees	586
Other	3,556
422,402
Plus:
Recoupment of prior expenses reduced by the Advisor	4,512
Total operating expenses	426,914
NET INVESTMENT INCOME	127,844
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	2,108,694
Futures contracts	383,829
Net realized gain	2,492,523
Net change in unrealized appreciation (depreciation) of:
Investments	27,585,652
Futures contracts	50,446
Net change in unrealized appreciation (depreciation)	27,636,098
NET REALIZED AND UNREALIZED GAIN	30,128,621
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,256,465
See accompanying notes, which are an integral part of the financial statements.

LVIP State Street Nasdaq-100 Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$127,844	$277,759
Net realized gain	2,492,523	3,668,354
Net change in unrealized appreciation (depreciation)	27,636,098	21,096,179
Net increase in net assets resulting from operations	30,256,465	25,042,292
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,276,962)
Service Class	—	(2,084,100)
	—	(5,361,062)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,798,991	9,938,686
Service Class	17,791,121	21,678,711
Reinvestment of dividends and distributions:
Standard Class	—	3,276,962
Service Class	—	2,084,100
	25,590,112	36,978,459
Cost of shares redeemed:
Standard Class	(18,806,601)	(25,140,217)
Service Class	(10,198,528)	(8,562,336)
	(29,005,129)	(33,702,553)
Increase (decrease) in net assets derived from capital share transactions	(3,415,017)	3,275,906
NET INCREASE IN NET ASSETS	26,841,448	22,957,136
NET ASSETS:
Beginning of period	149,828,072	126,870,936
End of period	$176,669,520	$149,828,072
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Nasdaq-100 Index Fund-4

LVIP State Street Nasdaq-100 Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Nasdaq-100 Index Fund Standard Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended				2/18/21[1] to 12/31/21
		12/31/25	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$17.130	$14.767	$11.910	$7.742	$11.766	$10.000
Income (loss) from investment operations:
Net investment income[3]	0.024	0.047	0.055	0.058	0.040	0.020
Net realized and unrealized gain (loss)	3.401	2.961	2.953	4.161	(3.881)	1.916
Total from investment operations	3.425	3.008	3.008	4.219	(3.841)	1.936
Less dividends and distributions from:
Net investment income	—	(0.045)	(0.071)	(0.051)	(0.039)	(0.020)
Net realized gain	—	(0.600)	(0.080)	—	(0.144)	(0.150)
Total dividends and distributions	—	(0.645)	(0.151)	(0.051)	(0.183)	(0.170)
Net asset value, end of period	$20.555	$17.130	$14.767	$11.910	$7.742	$11.766
Total return[4]	19.99%	20.49%	25.24%	54.50%	(32.72% )	19.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$92,000	$85,925	$85,731	$86,071	$74,220	$106,553
Ratio of expenses to average net assets	0.44% [5]	0.45% [5]	0.45% [5]	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.43%	0.44%	0.44%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets	0.27% [5]	0.30% [5]	0.41% [5]	0.58%	0.44%	0.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	0.28%	0.31%	0.42%	0.57%	0.43%	0.20%
Portfolio turnover	12%	17%	10%	33%	17%	28%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
The Fund recouped previously waived expenses during the six months ended June 30, 2026 and the years ended December 31, 2025 and 2024, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Nasdaq-100 Index Fund-5

LVIP State Street Nasdaq-100 Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Nasdaq-100 Index Fund Service Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended				2/18/21[1] to 12/31/21
		12/31/25	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$17.084	$14.735	$11.888	$7.735	$11.752	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	0.003	0.009	0.022	0.034	0.017	(0.004)
Net realized and unrealized gain (loss)	3.388	2.950	2.944	4.151	(3.874)	1.916
Total from investment operations	3.391	2.959	2.966	4.185	(3.857)	1.912
Less dividends and distributions from:
Net investment income	—	(0.010)	(0.039)	(0.032)	(0.016)	(0.010)
Net realized gain	—	(0.600)	(0.080)	—	(0.144)	(0.150)
Total dividends and distributions	—	(0.610)	(0.119)	(0.032)	(0.160)	(0.160)
Net asset value, end of period	$20.475	$17.084	$14.735	$11.888	$7.735	$11.752
Total return[4]	19.85%	20.20%	24.94%	54.11%	(32.89% )	19.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$84,670	$63,903	$41,140	$32,318	$6,528	$9,470
Ratio of expenses to average net assets	0.68%	0.69%	0.70% [5]	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.68%	0.69%	0.69%	0.71%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets	0.03%	0.06%	0.16% [5]	0.33%	0.19%	(0.04% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed/recouped	0.03%	0.06%	0.17%	0.32%	0.18%	(0.05% )
Portfolio turnover	12%	17%	10%	33%	17%	28%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
The Fund recouped previously waived expenses during the six months ended June 30, 2026 and the year ended December 31, 2024, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Nasdaq-100 Index Fund-6

LVIP State Street Nasdaq-100 Index Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP State Street Nasdaq-100 Index Fund (formerly, LVIP SSGA Nasdaq-100 Index Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP State Street Nasdaq-100 Index Fund-7

LVIP State Street Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.29% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.45% of the Fund’s average daily net assets for the Standard Class and 0.70% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has recouped $4,512 in previously reimbursed Fund expenses and no further amounts remain subject to recoupment.
SSGA Funds Management, Inc. ("SSGA") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LFI, not the Fund, pays SSGA a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$6,056
Legal	1,008
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $124 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$41,409
Distribution fees payable to LFD	16,967
Shareholder servicing fees payable to Lincoln Life	4,141
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP State Street Nasdaq-100 Index Fund-8

LVIP State Street Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$18,705,805
Sales	21,511,009
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$81,814,286
Aggregate unrealized appreciation of investments and derivatives	$98,226,535
Aggregate unrealized depreciation of investments and derivatives	(3,657,783)
Net unrealized appreciation of investments and derivatives	$94,568,752
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$174,135,297	$—	$—	$174,135,297
Money Market Fund	2,205,393	—	—	2,205,393
Total Investments	$176,340,690	$—	$—	$176,340,690
Derivatives:

Assets:
Futures Contract	$42,348	$—	$—	$42,348
There were no Level 3 investments at the beginning or end of the period.
LVIP State Street Nasdaq-100 Index Fund-9

LVIP State Street Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	453,332	635,627
Service Class	966,501	1,371,259
Shares reinvested:
Standard Class	—	195,552
Service Class	—	125,113
	1,419,833	2,327,551
Shares redeemed:
Standard Class	(993,678)	(1,620,615)
Service Class	(571,892)	(547,782)
	(1,565,570)	(2,168,397)
Net increase (decrease)	(145,737)	159,154
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $56,250,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$42,348	Receivables and other assets net of liabilities	$—
LVIP State Street Nasdaq-100 Index Fund-10

LVIP State Street Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$383,829	$50,446
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$2,089,806	$—
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP State Street Nasdaq-100 Index Fund-11

LVIP State Street S&P 500 Index Fund
(formerly, LVIP SSGA S&P 500 Index Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP State Street S&P 500 Index Fund

LVIP State Street S&P 500 Index Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.50%
Aerospace & Defense–2.25%
†Axon Enterprise, Inc.	16,100	$9,025,821
†Boeing Co.	162,389	35,152,347
General Dynamics Corp.	52,660	18,654,278
General Electric Co.	216,207	80,803,042
†Honeywell Aerospace, Inc.	65,486	14,477,645
Howmet Aerospace, Inc.	82,260	22,116,424
Huntington Ingalls Industries, Inc.	8,500	2,379,065
L3Harris Technologies, Inc.	38,246	11,113,905
Lockheed Martin Corp.	41,982	21,388,150
Northrop Grumman Corp.	27,733	14,124,694
RTX Corp.	277,771	52,701,492
Textron, Inc.	36,922	3,386,855
TransDigm Group, Inc.	11,700	15,584,868
		300,908,586
Air Freight & Logistics–0.30%
CH Robinson Worldwide, Inc.	24,927	4,694,751
Expeditors International of Washington, Inc.	27,176	4,429,145
FedEx Corp.	45,403	14,217,041
United Parcel Service, Inc. Class B	153,124	16,460,830
		39,801,767
Automobile Components–0.02%
†Aptiv PLC	46,124	2,831,091
		2,831,091
Automobiles–2.02%
Ford Motor Co.	811,202	11,275,708
General Motors Co.	185,506	14,298,802
†Tesla, Inc.	581,720	244,671,432
		270,245,942
Banks–3.39%
Bank of America Corp.	1,352,901	77,088,299
Citigroup, Inc.	353,062	49,414,558
Citizens Financial Group, Inc.	89,800	6,292,286
Fifth Third Bancorp	185,267	10,443,501
Huntington Bancshares, Inc.	411,720	7,299,796
JPMorgan Chase & Co.	553,600	181,209,888
KeyCorp	194,794	4,490,002
M&T Bank Corp.	29,824	7,098,410
PNC Financial Services Group, Inc.	82,446	20,299,854
Regions Financial Corp.	182,114	5,499,843
Truist Financial Corp.	254,942	12,701,210
U.S. Bancorp	323,356	19,530,702
Wells Fargo & Co.	633,682	52,367,480
		453,735,829
Beverages–0.99%
Brown-Forman Corp. Class B	38,550	1,027,358
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Coca-Cola Co.	798,997	$64,934,486
Constellation Brands, Inc. Class A	29,935	4,163,659
Keurig Dr. Pepper, Inc.	277,100	9,069,483
Molson Coors Beverage Co. Class B	35,917	1,399,326
†Monster Beverage Corp.	146,202	14,052,936
PepsiCo, Inc.	282,775	38,287,735
		132,934,983
Biotechnology–1.64%
AbbVie, Inc.	364,749	91,785,438
Amgen, Inc.	111,217	40,273,900
†Biogen, Inc.	30,549	6,600,417
Gilead Sciences, Inc.	255,649	32,298,695
†Incyte Corp.	35,000	3,967,600
†Moderna, Inc.	73,700	5,161,211
Regeneron Pharmaceuticals, Inc.	20,842	12,995,821
†Vertex Pharmaceuticals, Inc.	52,220	25,939,240
		219,022,322
Broadline Retail–3.68%
†Amazon.com, Inc.	2,023,360	482,247,622
eBay, Inc.	93,344	10,431,192
		492,678,814
Building Products–0.49%
A.O. Smith Corp.	23,800	1,492,736
Allegion PLC	16,825	2,363,744
†Builders FirstSource, Inc.	23,300	2,084,884
Carrier Global Corp.	160,161	11,747,809
Johnson Controls International PLC	126,989	18,554,363
Lennox International, Inc.	6,400	3,666,880
Masco Corp.	41,421	3,370,427
Trane Technologies PLC	46,095	22,640,020
		65,920,863
Capital Markets–2.94%
Ameriprise Financial, Inc.	18,322	8,405,401
ARES Management Corp. Class A	43,700	4,864,247
Bank of New York Mellon Corp.	142,903	20,665,203
Blackrock, Inc.	29,731	28,588,140
Blackstone, Inc.	152,400	17,932,908
Cboe Global Markets, Inc.	21,800	5,290,206
Charles Schwab Corp.	337,925	31,180,340
CME Group, Inc.	75,133	16,591,620
†Coinbase Global, Inc. Class A	46,080	6,736,435
FactSet Research Systems, Inc.	8,300	1,909,664
Franklin Resources, Inc.	67,456	2,244,261
Goldman Sachs Group, Inc.	61,126	61,821,003
LVIP State Street S&P 500 Index Fund-1

LVIP State Street S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Interactive Brokers Group, Inc. Class A	91,400	$7,955,456
Intercontinental Exchange, Inc.	118,130	14,542,984
Invesco Ltd.	87,839	2,318,071
KKR & Co., Inc.	143,900	13,207,142
Moody's Corp.	30,902	13,996,134
Morgan Stanley	248,188	51,881,220
MSCI, Inc.	15,160	8,490,206
Nasdaq, Inc.	91,231	7,190,827
Northern Trust Corp.	38,184	6,637,907
Raymond James Financial, Inc.	35,150	5,343,855
†Robinhood Markets, Inc. Class A	162,200	16,265,416
S&P Global, Inc.	62,637	25,509,545
State Street Corp.	56,490	9,580,704
T. Rowe Price Group, Inc.	43,035	4,892,649
		394,041,544
Chemicals–1.01%
Air Products & Chemicals, Inc.	46,199	13,544,623
Albemarle Corp.	25,300	3,416,259
CF Industries Holdings, Inc.	33,090	3,582,323
Corteva, Inc.	137,027	11,604,817
Dow, Inc.	152,227	4,164,931
DuPont de Nemours, Inc.	27,849	3,777,438
Ecolab, Inc.	52,877	14,732,061
International Flavors & Fragrances, Inc.	51,104	4,048,459
Linde PLC	95,720	49,672,937
LyondellBasell Industries NV Class A	56,280	2,963,142
Mosaic Co.	72,847	1,543,628
PPG Industries, Inc.	45,656	5,537,616
Sherwin-Williams Co.	47,748	16,440,591
		135,028,825
Commercial Services & Supplies–0.37%
Cintas Corp.	70,432	11,979,075
†Copart, Inc.	187,000	5,271,530
Republic Services, Inc.	41,537	8,850,704
Rollins, Inc.	58,325	2,434,485
Veralto Corp.	52,667	4,670,510
Waste Management, Inc.	76,071	16,954,704
		50,161,008
Communications Equipment–1.34%
†Arista Networks, Inc.	212,700	36,133,476
†Ciena Corp.	29,280	14,363,597
Cisco Systems, Inc.	815,524	95,791,449
†F5, Inc.	11,596	4,823,472
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Lumentum Holdings, Inc.	15,980	$13,711,799
Motorola Solutions, Inc.	34,402	14,286,806
		179,110,599
Construction & Engineering–0.33%
Comfort Systems USA, Inc.	7,360	14,587,152
EMCOR Group, Inc.	9,060	7,518,713
Quanta Services, Inc.	30,987	22,311,879
		44,417,744
Construction Materials–0.22%
CRH PLC	138,800	14,851,600
Martin Marietta Materials, Inc.	12,220	7,047,274
Vulcan Materials Co.	26,483	7,812,750
		29,711,624
Consumer Finance–0.51%
American Express Co.	110,090	37,237,943
Capital One Financial Corp.	128,001	25,679,561
Synchrony Financial	71,568	5,442,746
		68,360,250
Consumer Staples Distribution & Retail–1.73%
Casey's General Stores, Inc.	7,880	6,262,945
Costco Wholesale Corp.	91,608	85,696,536
Dollar General Corp.	45,829	5,275,376
†Dollar Tree, Inc.	37,183	4,497,284
Kroger Co.	115,646	6,421,822
Sysco Corp.	100,318	8,384,579
Target Corp.	95,138	12,425,974
Walmart, Inc.	905,285	102,532,579
		231,497,095
Containers & Packaging–0.17%
Amcor PLC	92,881	4,026,391
Avery Dennison Corp.	15,343	2,490,936
Ball Corp.	53,656	3,348,135
International Paper Co.	107,501	4,095,788
Packaging Corp. of America	18,100	4,312,868
Smurfit Westrock PLC	108,318	5,010,791
		23,284,909
Distributors–0.02%
Genuine Parts Co.	27,241	3,213,893
		3,213,893
Diversified Telecommunication Services–0.63%
AT&T, Inc.	1,436,540	29,736,378
Comcast Corp. Class A	742,744	18,234,365
Verizon Communications, Inc.	863,858	36,575,748
		84,546,491
LVIP State Street S&P 500 Index Fund-2

LVIP State Street S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–1.42%
Alliant Energy Corp.	53,100	$4,050,999
American Electric Power Co., Inc.	111,778	15,292,348
Constellation Energy Corp.	65,658	16,307,477
Duke Energy Corp.	161,948	20,499,378
Edison International	79,904	5,948,853
Entergy Corp.	95,244	10,939,726
Evergy, Inc.	47,999	4,148,554
Eversource Energy	79,974	5,779,721
Exelon Corp.	214,956	10,021,249
FirstEnergy Corp.	109,106	5,186,899
NextEra Energy, Inc.	429,632	37,708,801
NRG Energy, Inc.	43,455	6,347,037
PG&E Corp.	464,700	7,816,254
Pinnacle West Capital Corp.	24,883	2,662,481
PPL Corp.	157,698	5,732,322
Southern Co.	229,326	21,948,791
Xcel Energy, Inc.	122,277	9,818,843
		190,209,733
Electrical Equipment–1.31%
AMETEK, Inc.	47,400	11,467,956
Eaton Corp. PLC	79,957	34,071,277
Emerson Electric Co.	116,530	16,681,270
GE Vernova, Inc.	55,641	65,370,385
†Generac Holdings, Inc.	12,400	3,630,844
Hubbell, Inc.	11,080	5,797,056
Rockwell Automation, Inc.	22,830	11,302,676
Vertiv Holdings Co. Class A	79,560	26,638,279
		174,959,743
Electronic Equipment, Instruments & Components–1.19%
Amphenol Corp. Class A	253,528	44,702,057
CDW Corp.	27,300	3,839,472
†Coherent Corp.	39,200	15,463,224
Corning, Inc.	162,860	41,599,330
†Flex Ltd.	75,400	12,220,078
Jabil, Inc.	22,000	8,480,560
†Keysight Technologies, Inc.	35,100	12,287,457
TE Connectivity PLC	60,811	12,260,106
†Teledyne Technologies, Inc.	9,617	6,413,577
†Zebra Technologies Corp. Class A	9,800	2,579,948
		159,845,809
Energy Equipment & Services–0.24%
Baker Hughes Co.	207,497	11,516,083
Halliburton Co.	178,237	6,051,146
SLB Ltd.	311,073	14,461,784
		32,029,013
Entertainment–1.03%
Electronic Arts, Inc.	46,379	9,509,550
†Live Nation Entertainment, Inc.	32,700	5,987,697
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Netflix, Inc.	872,360	$62,286,504
†Take-Two Interactive Software, Inc.	36,500	9,124,270
TKO Group Holdings, Inc.	13,200	2,657,292
Walt Disney Co.	359,135	34,566,744
†Warner Bros Discovery, Inc.	513,113	13,679,593
		137,811,650
Financial Services–3.29%
Apollo Global Management, Inc.	96,300	11,393,253
†Berkshire Hathaway, Inc. Class B	378,769	189,532,220
†Block, Inc.	112,500	8,550,000
†Corpay, Inc.	13,180	4,392,499
Fidelity National Information Services, Inc.	109,589	4,260,820
†Fiserv, Inc.	110,324	5,411,392
Global Payments, Inc.	49,045	3,558,705
Jack Henry & Associates, Inc.	16,100	2,217,614
Mastercard, Inc. Class A	167,200	85,873,920
PayPal Holdings, Inc.	180,044	7,774,300
Visa, Inc. Class A	342,748	117,593,412
		440,558,135
Food Products–0.37%
Archer-Daniels-Midland Co.	101,523	7,756,357
Bunge Global SA	29,500	3,148,535
General Mills, Inc.	112,912	3,929,338
Hershey Co.	30,230	5,303,853
Hormel Foods Corp.	64,172	1,592,749
J.M. Smucker Co.	20,847	2,345,288
Kraft Heinz Co.	177,324	4,188,393
McCormick & Co., Inc.	54,538	2,749,806
Mondelez International, Inc. Class A	265,808	15,374,335
Tyson Foods, Inc. Class A	58,250	3,334,812
		49,723,466
Gas Utilities–0.05%
Atmos Energy Corp.	34,900	6,012,223
		6,012,223
Ground Transportation–0.84%
CSX Corp.	386,912	18,389,928
†Fedex Freight Holding Co., Inc.	22,701	3,427,851
JB Hunt Transport Services, Inc.	15,700	4,544,051
Norfolk Southern Corp.	46,512	14,632,210
Old Dominion Freight Line, Inc.	37,400	8,100,840
LVIP State Street S&P 500 Index Fund-3

LVIP State Street S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
†Uber Technologies, Inc.	420,700	$30,357,712
Union Pacific Corp.	122,202	33,238,944
		112,691,536
Health Care Equipment & Supplies–1.37%
Abbott Laboratories	358,680	32,546,623
†Align Technology, Inc.	14,400	2,428,704
Baxter International, Inc.	113,522	2,420,289
Becton Dickinson & Co.	56,313	8,521,846
†Boston Scientific Corp.	308,487	13,166,225
†Cooper Cos., Inc.	38,900	2,789,519
†Dexcom, Inc.	79,500	5,354,325
†Edwards Lifesciences Corp.	117,948	10,669,576
GE HealthCare Technologies, Inc.	96,049	6,148,097
†IDEXX Laboratories, Inc.	16,400	8,633,616
†Insulet Corp.	15,300	2,329,425
†Intuitive Surgical, Inc.	73,187	29,105,006
Medtronic PLC	266,996	20,887,097
ResMed, Inc.	30,820	6,006,202
†Solventum Corp.	30,470	2,350,761
STERIS PLC	20,500	4,316,685
Stryker Corp.	71,772	22,596,696
Zimmer Biomet Holdings, Inc.	39,790	3,425,521
		183,696,213
Health Care Providers & Services–1.66%
Cardinal Health, Inc.	48,561	11,536,151
Cencora, Inc.	40,158	11,363,911
†Centene Corp.	97,374	6,250,437
Cigna Group	55,342	15,256,683
CVS Health Corp.	265,242	27,439,285
†DaVita, Inc.	6,728	1,496,845
Elevance Health, Inc.	44,728	17,297,659
HCA Healthcare, Inc.	31,900	12,437,491
†Henry Schein, Inc.	20,500	1,712,160
Humana, Inc.	24,432	9,704,879
Labcorp Holdings, Inc.	17,447	4,885,160
McKesson Corp.	24,794	18,734,346
Quest Diagnostics, Inc.	22,311	4,728,817
UnitedHealth Group, Inc.	187,446	77,908,181
Universal Health Services, Inc. Class B	11,600	1,724,804
		222,476,809
Health Care REITs–0.35%
Alexandria Real Estate Equities, Inc.	33,900	1,791,615
Healthpeak Properties, Inc.	142,923	3,058,552
Ventas, Inc.	98,995	8,790,756
Welltower, Inc.	145,601	33,047,059
		46,687,982
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.04%
†Veeva Systems, Inc. Class A	32,100	$5,696,787
		5,696,787
Hotel & Resort REITs–0.02%
Host Hotels & Resorts, Inc.	131,151	3,109,590
		3,109,590
Hotels, Restaurants & Leisure–1.60%
†Airbnb, Inc. Class A	85,800	12,277,980
Booking Holdings, Inc.	160,085	28,533,551
Carnival Corp. Ltd.	248,891	7,110,816
†Chipotle Mexican Grill, Inc.	261,100	8,877,400
Darden Restaurants, Inc.	23,830	4,909,218
Domino's Pizza, Inc.	6,500	1,924,260
†DoorDash, Inc. Class A	77,300	14,264,169
Expedia Group, Inc.	23,249	5,948,954
Hilton Worldwide Holdings, Inc.	47,520	15,703,459
Las Vegas Sands Corp.	64,400	2,974,636
Marriott International, Inc. Class A	45,727	16,945,969
McDonald's Corp.	146,998	39,735,029
†MGM Resorts International	36,700	1,754,627
†Norwegian Cruise Line Holdings Ltd.	100,100	2,113,111
Royal Caribbean Cruises Ltd.	52,100	16,543,313
Starbucks Corp.	234,406	23,953,949
Wynn Resorts Ltd.	17,150	1,665,094
Yum! Brands, Inc.	58,024	9,275,717
		214,511,252
Household Durables–0.23%
Dr. Horton, Inc.	55,374	9,019,317
Garmin Ltd.	33,924	8,058,307
Lennar Corp. Class A	45,747	4,139,646
†NVR, Inc.	540	3,679,236
PulteGroup, Inc.	39,041	5,356,816
		30,253,322
Household Products–0.75%
Church & Dwight Co., Inc.	48,000	4,650,240
Clorox Co.	24,785	2,365,481
Colgate-Palmolive Co.	167,452	15,351,999
Kimberly-Clark Corp.	69,731	7,654,372
Procter & Gamble Co.	480,631	70,479,730
		100,501,822
Independent Power and Renewable Electricity Producers–0.09%
AES Corp.	151,515	2,221,210
Vistra Corp.	65,800	10,437,854
		12,659,064
LVIP State Street S&P 500 Index Fund-4

LVIP State Street S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.24%
3M Co.	107,083	$17,337,809
Honeywell International, Inc.	65,486	14,662,315
		32,000,124
Industrial REITs–0.20%
Prologis, Inc.	193,922	26,270,613
		26,270,613
Insurance–1.57%
Aflac, Inc.	93,622	10,977,179
Allstate Corp.	52,872	12,580,364
American International Group, Inc.	108,244	8,067,425
Aon PLC Class A	44,554	14,778,116
†Arch Capital Group Ltd.	70,800	6,871,848
Arthur J Gallagher & Co.	53,200	12,213,124
Assurant, Inc.	10,216	2,743,302
Brown & Brown, Inc.	62,000	3,977,300
Chubb Ltd.	74,486	25,380,360
Cincinnati Financial Corp.	32,575	6,030,936
Erie Indemnity Co. Class A	5,400	1,294,650
Everest Group Ltd.	8,540	3,050,744
Globe Life, Inc.	16,379	2,926,600
Hartford Insurance Group, Inc.	57,489	7,618,442
Loews Corp.	35,508	4,019,861
Marsh & McLennan Cos., Inc.	99,169	16,528,497
MetLife, Inc.	110,615	9,359,135
Principal Financial Group, Inc.	42,233	4,551,873
Progressive Corp.	120,218	26,261,622
Prudential Financial, Inc.	71,425	7,708,900
Travelers Cos., Inc.	43,686	14,421,622
W.R. Berkley Corp.	63,150	4,453,970
Willis Towers Watson PLC	19,321	5,049,930
		210,865,800
Interactive Media & Services–7.72%
Alphabet, Inc. Class A	2,188,780	778,257,956
Meta Platforms, Inc. Class A	453,820	255,632,268
		1,033,890,224
IT Services–0.65%
Accenture PLC Class A	128,167	15,949,101
†Akamai Technologies, Inc.	30,503	3,605,760
Cognizant Technology Solutions Corp. Class A	101,516	3,931,715
†Gartner, Inc.	13,900	1,801,718
†GoDaddy, Inc. Class A	28,900	2,453,032
International Business Machines Corp.	193,783	54,493,717
VeriSign, Inc.	16,787	4,222,938
		86,457,981
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.02%
Hasbro, Inc.	26,884	$2,220,350
		2,220,350
Life Sciences Tools & Services–0.77%
Agilent Technologies, Inc.	58,037	7,709,055
Bio-Techne Corp.	34,600	2,444,490
†Charles River Laboratories International, Inc.	9,500	2,154,505
Danaher Corp.	131,101	24,972,118
†IQVIA Holdings, Inc.	34,700	6,704,734
†Mettler-Toledo International, Inc.	4,270	5,454,968
Revvity, Inc.	23,675	2,634,081
Thermo Fisher Scientific, Inc.	76,873	38,541,047
†Waters Corp.	20,760	7,785,830
West Pharmaceutical Services, Inc.	14,600	5,241,400
		103,642,228
Machinery–1.95%
Caterpillar, Inc.	95,081	101,251,757
Cummins, Inc.	28,657	20,438,459
Deere & Co.	51,900	32,921,727
Dover Corp.	27,951	6,268,850
Fortive Corp.	65,571	4,005,732
IDEX Corp.	15,900	3,608,505
Illinois Tool Works, Inc.	54,279	14,680,841
Ingersoll Rand, Inc.	72,381	5,934,518
Nordson Corp.	11,000	3,318,590
Otis Worldwide Corp.	77,780	5,569,048
PACCAR, Inc.	107,732	12,940,768
Parker-Hannifin Corp.	25,922	25,354,827
Pentair PLC	34,194	2,621,312
Snap-on, Inc.	10,735	4,319,764
Stanley Black & Decker, Inc.	34,140	3,213,257
Westinghouse Air Brake Technologies Corp.	34,709	9,357,547
Xylem, Inc.	49,673	5,871,845
		261,677,347
Media–0.13%
†Charter Communications, Inc. Class A	17,580	2,500,052
†EchoStar Corp. Class A	27,200	2,760,800
Fox Corp. Class A	67,585	3,381,774
News Corp. Class A	95,090	2,441,189
Omnicom Group, Inc.	57,456	4,184,520
Paramount Skydance Corp. Class B	45,287	446,530
†Trade Desk, Inc. Class A	90,600	1,638,048
		17,352,913
Metals & Mining–0.42%
Freeport-McMoRan, Inc.	298,361	18,763,923
LVIP State Street S&P 500 Index Fund-5

LVIP State Street S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Newmont Corp.	220,332	$20,579,009
Nucor Corp.	46,743	10,412,003
Steel Dynamics, Inc.	28,800	6,608,448
		56,363,383
Multi-Utilities–0.58%
Ameren Corp.	58,701	6,635,561
CenterPoint Energy, Inc.	133,335	5,872,073
CMS Energy Corp.	65,938	5,044,257
Consolidated Edison, Inc.	74,012	8,187,948
Dominion Energy, Inc.	179,452	12,254,777
DTE Energy Co.	43,392	6,611,639
NiSource, Inc.	96,895	4,607,357
Public Service Enterprise Group, Inc.	102,389	8,309,891
Sempra	133,776	12,402,373
WEC Energy Group, Inc.	67,058	7,830,363
		77,756,239
Office REITs–0.01%
BXP, Inc.	28,612	1,897,262
		1,897,262
Oil, Gas & Consumable Fuels–2.73%
APA Corp.	76,326	2,485,938
Chevron Corp.	387,871	64,293,497
ConocoPhillips	251,667	26,163,301
Devon Energy Corp.	237,131	9,798,253
Diamondback Energy, Inc.	40,400	7,101,512
EOG Resources, Inc.	109,502	14,205,694
EQT Corp.	130,500	6,938,685
Expand Energy Corp.	48,600	4,431,834
Exxon Mobil Corp.	855,994	117,031,500
Kinder Morgan, Inc.	406,481	12,995,198
Marathon Petroleum Corp.	60,030	15,347,870
Occidental Petroleum Corp.	151,438	7,355,344
ONEOK, Inc.	128,777	11,195,872
Phillips 66	83,771	14,161,488
Targa Resources Corp.	44,500	11,932,230
Texas Pacific Land Corp.	11,760	5,146,646
Valero Energy Corp.	61,045	15,898,560
Williams Cos., Inc.	251,918	18,727,584
		365,211,006
Passenger Airlines–0.20%
Delta Air Lines, Inc.	136,600	12,793,956
Southwest Airlines Co.	100,581	5,171,875
†United Airlines Holdings, Inc.	68,500	9,315,315
		27,281,146
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products–0.09%
Estee Lauder Cos., Inc. Class A	51,667	$4,079,110
Kenvue, Inc.	405,871	7,756,195
		11,835,305
Pharmaceuticals–3.37%
Bristol-Myers Squibb Co.	424,566	24,463,493
Eli Lilly & Co.	163,448	196,044,435
Johnson & Johnson	497,152	126,261,693
Merck & Co., Inc.	511,481	65,725,308
Pfizer, Inc.	1,172,948	28,244,588
Viatris, Inc.	236,051	3,748,490
Zoetis, Inc.	88,321	6,346,747
		450,834,754
Professional Services–0.32%
Automatic Data Processing, Inc.	82,088	18,383,608
Broadridge Financial Solutions, Inc.	23,500	3,218,325
Equifax, Inc.	23,798	3,777,218
Jacobs Solutions, Inc.	25,534	3,217,284
Leidos Holdings, Inc.	26,700	2,749,299
Paychex, Inc.	68,576	6,743,078
Verisk Analytics, Inc.	26,500	4,757,545
		42,846,357
Real Estate Management & Development–0.08%
†CBRE Group, Inc. Class A	59,676	8,037,760
†CoStar Group, Inc.	80,600	2,282,592
		10,320,352
Residential REITs–0.19%
AvalonBay Communities, Inc.	29,748	5,613,150
Camden Property Trust	21,900	2,507,331
Equity Residential	72,942	4,954,950
Essex Property Trust, Inc.	13,900	4,053,101
Invitation Homes, Inc.	108,600	3,280,806
Mid-America Apartment Communities, Inc.	24,300	3,376,242
UDR, Inc.	57,700	2,303,384
		26,088,964
Retail REITs–0.26%
Federal Realty Investment Trust	16,200	1,999,728
Kimco Realty Corp.	138,345	3,507,046
Realty Income Corp.	193,700	12,001,652
Regency Centers Corp.	34,900	2,782,926
Simon Property Group, Inc.	67,348	15,062,380
		35,353,732
Semiconductors & Semiconductor Equipment–19.05%
†Advanced Micro Devices, Inc.	336,883	195,698,704
Analog Devices, Inc.	101,023	40,123,305
LVIP State Street S&P 500 Index Fund-6

LVIP State Street S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	163,873	$118,480,179
Broadcom, Inc.	978,570	369,654,817
†First Solar, Inc.	22,900	5,403,484
†Intel Corp.	975,828	136,254,864
KLA Corp.	270,590	81,639,709
Lam Research Corp.	258,200	111,885,806
Marvell Technology, Inc.	181,300	54,007,457
Microchip Technology, Inc.	112,906	10,297,027
Micron Technology, Inc.	233,059	269,017,673
Monolithic Power Systems, Inc.	10,100	13,961,836
NVIDIA Corp.	5,007,000	1,001,850,630
NXP Semiconductors NV	52,100	14,641,663
†ON Semiconductor Corp.	81,200	7,676,648
Qnity Electronics, Inc. Class W/I	43,524	7,107,904
QUALCOMM, Inc.	218,124	40,307,134
Skyworks Solutions, Inc.	31,500	2,135,700
Teradyne, Inc.	32,420	15,686,093
Texas Instruments, Inc.	188,424	56,163,542
		2,551,994,175
Software–7.46%
†Adobe, Inc.	83,260	17,069,965
†AppLovin Corp. Class A	55,580	28,636,483
†Autodesk, Inc.	43,863	8,527,845
†Cadence Design Systems, Inc.	56,560	21,228,099
†Crowdstrike Holdings, Inc. Class A	52,440	40,019,062
†Datadog, Inc. Class A	68,500	17,834,660
†Fair Isaac Corp.	4,850	5,794,683
†Fortinet, Inc.	128,400	19,724,808
Gen Digital, Inc.	117,925	2,935,153
Intuit, Inc.	56,680	14,793,480
Microsoft Corp.	1,535,508	572,775,194
Oracle Corp.	349,958	51,286,345
†Palantir Technologies, Inc. Class A	475,400	55,464,918
†Palo Alto Networks, Inc.	167,200	57,018,544
†PTC, Inc.	23,900	2,715,279
Roper Technologies, Inc.	20,564	6,958,652
Salesforce, Inc.	168,936	26,465,514
†ServiceNow, Inc.	212,780	21,124,798
†Synopsys, Inc.	39,818	17,761,615
†Trimble, Inc.	50,600	2,589,708
†Tyler Technologies, Inc.	8,960	2,620,442
†Workday, Inc. Class A	43,500	5,325,270
		998,670,517
Specialized REITs–0.70%
American Tower Corp.	97,403	15,932,209
Crown Castle, Inc.	89,365	6,767,611
Digital Realty Trust, Inc.	66,700	11,977,986
Equinix, Inc.	20,382	21,245,993
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
Extra Space Storage, Inc.	42,800	$6,218,840
Iron Mountain, Inc.	61,400	7,755,434
Public Storage	32,571	10,367,675
SBA Communications Corp.	22,100	3,899,766
VICI Properties, Inc.	229,900	6,103,845
Weyerhaeuser Co.	152,807	3,658,200
		93,927,559
Specialty Retail–1.49%
†AutoZone, Inc.	3,437	10,984,446
Best Buy Co., Inc.	42,877	3,253,507
†Carvana Co.	149,400	9,833,508
Home Depot, Inc.	205,545	72,491,610
Lowe's Cos., Inc.	115,217	25,404,196
†O'Reilly Automotive, Inc.	170,555	15,706,410
Ross Stores, Inc.	66,326	14,117,489
TJX Cos., Inc.	228,692	34,646,838
Tractor Supply Co.	113,700	3,594,057
†Ulta Beauty, Inc.	8,720	3,932,546
Williams-Sonoma, Inc.	23,800	5,547,780
		199,512,387
Technology Hardware, Storage & Peripherals–8.14%
Apple, Inc.	3,036,216	878,559,462
Dell Technologies, Inc. Class C	59,700	25,758,162
Hewlett Packard Enterprise Co.	277,076	12,498,898
HP, Inc.	186,376	4,089,090
NetApp, Inc.	39,943	6,181,579
†Sandisk Corp.	30,680	69,758,036
Seagate Technology Holdings PLC	46,432	44,806,880
†Super Micro Computer, Inc.	101,600	2,979,928
Western Digital Corp.	70,754	45,191,995
		1,089,824,030
Textiles, Apparel & Luxury Goods–0.19%
†Deckers Outdoor Corp.	30,300	3,008,487
†Lululemon Athletica, Inc.	22,800	2,603,304
NIKE, Inc. Class B	246,568	10,121,616
Ralph Lauren Corp.	7,912	3,175,956
Tapestry, Inc.	42,634	6,240,765
		25,150,128
Tobacco–0.62%
Altria Group, Inc.	344,701	24,801,237
Philip Morris International, Inc.	321,516	58,165,460
		82,966,697
Trading Companies & Distributors–0.29%
Fastenal Co.	236,812	11,374,080
LVIP State Street S&P 500 Index Fund-7

LVIP State Street S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
United Rentals, Inc.	12,820	$14,523,650
WW Grainger, Inc.	9,033	12,288,493
		38,186,223
Water Utilities–0.04%
American Water Works Co., Inc.	41,200	5,421,096
		5,421,096
Wireless Telecommunication Services–0.12%
T-Mobile U.S., Inc.	95,915	16,087,823
		16,087,823
Total Common Stock (Cost $2,698,286,707)		13,326,795,043
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
=†Hologic, Inc.	45,900	$459
Total Rights (Cost $459)		459

MONEY MARKET FUND–0.45%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	59,821,885	59,821,885
Total Money Market Fund (Cost $59,821,885)		59,821,885

TOTAL INVESTMENTS–99.95% (Cost $2,758,109,051)	13,386,617,387
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	6,972,319
NET ASSETS APPLICABLE TO 361,403,625 SHARES OUTSTANDING–100.00%	$13,393,589,706
NET ASSET VALUE PER SHARE–LVIP STATE STREET S&P 500 INDEX FUND STANDARD CLASS ($9,731,754,427 / 262,300,236 Shares)	$37.102
NET ASSET VALUE PER SHARE–LVIP STATE STREET S&P 500 INDEX FUND SERVICE CLASS ($3,661,835,279 / 99,103,389 Shares)	$36.950
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$2,065,667,698
Distributable earnings/(accumulated loss)	11,327,922,008
TOTAL NET ASSETS	$13,393,589,706

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $4,307,817 cash collateral held at broker for futures contracts, $415,368 variation margin due from broker on futures contracts,
$4,430,782 payable for fund shares redeemed, $456,271 other accrued expenses payable, $2,871,618 due to manager and affiliates, $16,408 payable for audit fee and $170,832 payable for fund accounting fee as of June 30, 2026.

The following futures contracts were outstanding at June 30, 2026:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
172	CME E-mini S&P 500 Index Futures	$64,914,950	$65,153,205	9/18/26	$—	$(238,255)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

LVIP State Street S&P 500 Index Fund-8

LVIP State Street S&P 500 Index Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street S&P 500 Index Fund-9

LVIP State Street S&P 500 Index Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $16,001)	$77,335,964
EXPENSES:
Management fees	10,454,347
Distribution fees-Service Class	4,279,193
Shareholder servicing fees	1,840,923
Accounting and administration expenses	961,028
Index fees	623,610
Trustees’ fees and expenses	178,652
Professional fees	145,045
Reports and statements to shareholders	61,820
Consulting fees	33,987
Custodian fees	26,184
Pricing fees	15,169
Other	135,822
18,755,780
Less:
Management fees waived	(9,917)
Total operating expenses	18,745,863
NET INVESTMENT INCOME	58,590,101
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	304,491,018
Futures contracts	5,076,854
Net realized gain	309,567,872
Net change in unrealized appreciation (depreciation) of:
Investments	882,396,941
Futures contracts	105,403
Net change in unrealized appreciation (depreciation)	882,502,344
NET REALIZED AND UNREALIZED GAIN	1,192,070,216
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,250,660,317
See accompanying notes, which are an integral part of the financial statements.

LVIP State Street S&P 500 Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$58,590,101	$110,972,604
Net realized gain	309,567,872	426,139,978
Net change in unrealized appreciation (depreciation)	882,502,344	1,371,982,690
Net increase in net assets resulting from operations	1,250,660,317	1,909,095,272
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(505,047,524)
Service Class	—	(173,625,972)
	—	(678,673,496)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	397,079,799	758,218,772
Service Class	248,286,858	608,889,395
Reinvestment of dividends and distributions:
Standard Class	—	505,047,524
Service Class	—	173,625,972
	645,366,657	2,045,781,663
Cost of shares redeemed:
Standard Class	(752,133,848)	(1,461,982,657)
Service Class	(262,401,727)	(451,291,885)
	(1,014,535,575)	(1,913,274,542)
Increase (decrease) in net assets derived from capital share transactions	(369,168,918)	132,507,121
NET INCREASE IN NET ASSETS	881,491,399	1,362,928,897
NET ASSETS:
Beginning of period	12,512,098,307	11,149,169,410
End of period	$13,393,589,706	$12,512,098,307
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street S&P 500 Index Fund-10

LVIP State Street S&P 500 Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street S&P 500 Index Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$33.704	$30.330	$26.451	$21.849	$30.085	$24.087
Income (loss) from investment operations:
Net investment income[2]	0.171	0.324	0.340	0.350	0.349	0.314
Net realized and unrealized gain (loss)	3.227	4.961	6.101	5.270	(5.904)	6.493
Total from investment operations	3.398	5.285	6.441	5.620	(5.555)	6.807
Less dividends and distributions from:
Net investment income	—	(0.332)	(0.339)	(0.364)	(0.353)	(0.357)
Net realized gain	—	(1.579)	(2.223)	(0.654)	(2.328)	(0.452)
Total dividends and distributions	—	(1.911)	(2.562)	(1.018)	(2.681)	(0.809)
Net asset value, end of period	$37.102	$33.704	$30.330	$26.451	$21.849	$30.085
Total return[3]	10.08%	17.60%	24.73%	26.01%	(18.31% )	28.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,731,755	$9,169,852	$8,459,305	$7,534,365	$7,219,554	$9,250,241
Ratio of expenses to average net assets	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of net investment income to average net assets	0.99%	1.02%	1.15%	1.45%	1.38%	1.15%
Portfolio turnover	1%	3%	2%	3%	2%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP State Street S&P 500 Index Fund-11

LVIP State Street S&P 500 Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street S&P 500 Index Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$33.607	$30.259	$26.405	$21.818	$30.051	$24.065
Income (loss) from investment operations:
Net investment income[2]	0.127	0.244	0.265	0.289	0.284	0.246
Net realized and unrealized gain (loss)	3.216	4.940	6.082	5.256	(5.895)	6.481
Total from investment operations	3.343	5.184	6.347	5.545	(5.611)	6.727
Less dividends and distributions from:
Net investment income	—	(0.257)	(0.270)	(0.304)	(0.294)	(0.289)
Net realized gain	—	(1.579)	(2.223)	(0.654)	(2.328)	(0.452)
Total dividends and distributions	—	(1.836)	(2.493)	(0.958)	(2.622)	(0.741)
Net asset value, end of period	$36.950	$33.607	$30.259	$26.405	$21.818	$30.051
Total return[3]	9.95%	17.30%	24.42%	25.70%	(18.51% )	28.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,661,835	$3,342,246	$2,689,864	$2,121,791	$1,730,192	$2,168,807
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	0.74%	0.77%	0.90%	1.20%	1.13%	0.90%
Portfolio turnover	1%	3%	2%	3%	2%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP State Street S&P 500 Index Fund-12

LVIP State Street S&P 500 Index Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is as a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP State Street S&P 500 Index Fund (formerly, LVIP SSGA S&P 500 Index Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI", and has been licensed for use by the investment adviser on behalf of the Fund. Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the investment adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in the Fund nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP State Street S&P 500 Index Fund-13

LVIP State Street S&P 500 Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.24% of the first $500 million of the Fund’s average daily net assets; 0.20% of the next $500 million; and 0.16% of the Fund’s average daily net assets in excess of $1 billion.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.002% of the first $1 billion of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$498,142
Legal	82,900
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $24,967 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP State Street S&P 500 Index Fund-14

LVIP State Street S&P 500 Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$1,804,193
Distribution fees payable to LFD	749,055
Shareholder servicing fees payable to Lincoln Life	318,370
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$182,099,555
Sales	490,508,288
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$2,758,109,051
Aggregate unrealized appreciation of investments and derivatives	$10,764,551,636
Aggregate unrealized depreciation of investments and derivatives	(136,281,555)
Net unrealized appreciation of investments and derivatives	$10,628,270,081
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP State Street S&P 500 Index Fund-15

LVIP State Street S&P 500 Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$13,326,795,043	$—	$—	$13,326,795,043
Rights	—	—	459	459
Money Market Fund	59,821,885	—	—	59,821,885
Total Investments	$13,386,616,928	$—	$459	$13,386,617,387
Derivatives:

Liabilities:
Futures Contract	$(238,255)	$—	$—	$(238,255)
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	11,509,037	24,127,659
Service Class	7,183,178	19,406,795
Shares reinvested:
Standard Class	—	15,270,580
Service Class	—	5,275,014
	18,692,215	64,080,048
Shares redeemed:
Standard Class	(21,281,353)	(46,233,354)
Service Class	(7,529,853)	(14,127,077)
	(28,811,206)	(60,360,431)
Net increase (decrease)	(10,118,991)	3,719,617
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $56,250,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio
LVIP State Street S&P 500 Index Fund-16

LVIP State Street S&P 500 Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(238,255)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$5,076,854	$105,403
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$63,589,607	$—
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP State Street S&P 500 Index Fund-17

LVIP State Street S&P 500 Index Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP State Street S&P 500 Index Fund-18

LVIP State Street Short-Term Bond Index Fund
(formerly, LVIP SSGA Short-Term Bond Index Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP State Street Short-Term Bond Index Fund

LVIP State Street Short-Term Bond Index Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–97.98%
Advertising–0.01%
Omnicom Group, Inc. 4.20% 3/2/29	35,000	$34,537
		34,537
Aerospace & Defense–1.32%
Boeing Co. 3.20% 3/1/29	750,000	723,065
General Dynamics Corp. 2.63% 11/15/27	500,000	489,469
Honeywell Aerospace, Inc. 4.00% 3/16/29	500,000	493,170
Howmet Aerospace, Inc. 3.75% 3/3/28	135,000	133,350
L3Harris Technologies, Inc. 4.40% 6/15/28	350,000	348,664
Lockheed Martin Corp.
4.15% 8/15/28	75,000	74,666
4.45% 5/15/28	150,000	150,171
4.50% 2/15/29	500,000	500,061
Northrop Grumman Corp.
3.25% 1/15/28	500,000	491,326
4.60% 2/1/29	250,000	250,622
RTX Corp.
4.13% 11/16/28	250,000	248,062
5.75% 1/15/29	250,000	257,521
		4,160,147
Agriculture–1.42%
Altria Group, Inc.
4.80% 2/14/29	500,000	501,882
4.88% 2/4/28	145,000	145,714
6.20% 11/1/28	250,000	258,647
BAT Capital Corp.
2.26% 3/25/28	250,000	240,536
3.56% 8/15/27	250,000	247,553
BAT International Finance PLC
4.45% 3/16/28	150,000	149,609
5.93% 2/2/29	500,000	515,352
Bunge Ltd. Finance Corp. 3.75% 9/25/27	400,000	396,557
Philip Morris International, Inc.
3.13% 8/17/27	250,000	247,043
3.88% 10/27/28	300,000	296,037
4.13% 4/28/28	145,000	144,223
4.13% 4/27/29	150,000	148,407
4.38% 11/1/27	155,000	154,899
4.88% 2/13/29	500,000	503,784
5.13% 11/17/27	500,000	504,606
		4,454,849
Airlines–0.53%
♦American Airlines Pass-Through Trust
3.00% 4/15/30	137,235	132,868
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦American Airlines Pass-Through Trust (continued)
3.58% 7/15/29	137,050	$135,159
3.60% 3/22/29	263,106	259,183
Delta Air Lines, Inc.
4.38% 4/19/28	250,000	248,447
4.95% 7/10/28	250,000	250,919
Southwest Airlines Co. 4.38% 11/15/28	335,000	332,386
♦United Airlines Pass-Through Trust
3.10% 1/7/30	137,873	135,030
5.88% 4/15/29	155,577	157,409
		1,651,401
Apparel–0.08%
Tapestry, Inc. 4.13% 7/15/27	250,000	248,836
		248,836
Auto Manufacturers–3.96%
American Honda Finance Corp.
2.00% 3/24/28	250,000	239,179
4.15% 1/8/29	70,000	69,169
4.25% 9/1/28	250,000	248,188
4.45% 10/22/27	170,000	169,757
4.55% 7/9/27	210,000	210,339
4.55% 3/3/28	250,000	249,685
4.55% 4/10/28	140,000	139,746
4.90% 7/9/27	70,000	70,288
Cummins, Inc. 4.90% 2/20/29	250,000	252,820
Ford Motor Credit Co. LLC
2.90% 2/16/28	550,000	531,197
2.90% 2/10/29	500,000	470,462
4.13% 8/17/27	600,000	594,696
4.97% 4/6/29	200,000	197,968
5.80% 3/8/29	350,000	353,065
5.92% 3/20/28	450,000	455,525
6.80% 5/12/28	350,000	359,992
6.80% 11/7/28	250,000	258,103
General Motors Co.
5.00% 10/1/28	250,000	251,269
5.35% 4/15/28	360,000	363,645
General Motors Financial Co., Inc.
2.40% 4/10/28	500,000	480,452
2.40% 10/15/28	500,000	475,040
2.70% 8/20/27	350,000	342,828
4.20% 10/27/28	95,000	93,974
4.30% 4/6/29	250,000	246,904
4.75% 4/6/29	125,000	124,933
5.00% 7/15/27	110,000	110,603
5.05% 4/4/28	250,000	251,500
5.35% 7/15/27	150,000	151,271
LVIP State Street Short-Term Bond Index Fund-1

LVIP State Street Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc. (continued)
5.65% 1/17/29	250,000	$254,827
Honda Motor Co. Ltd. 4.44% 7/8/28	500,000	498,042
PACCAR Financial Corp.
3.90% 2/5/29	75,000	74,130
4.00% 8/8/28	90,000	89,380
4.00% 11/7/28	115,000	114,243
4.30% 6/18/29	70,000	69,792
4.45% 8/6/27	235,000	235,842
4.60% 1/31/29	250,000	251,596
4.95% 8/10/28	250,000	252,747
Toyota Motor Corp. 5.12% 7/13/28	250,000	253,325
Toyota Motor Credit Corp.
1.15% 8/13/27	250,000	241,648
3.75% 1/12/28	315,000	312,536
4.05% 9/5/28	410,000	407,093
4.05% 3/13/29	220,000	217,483
4.25% 5/12/28	315,000	314,454
4.35% 10/8/27	200,000	200,134
4.55% 9/20/27	400,000	401,208
5.05% 5/16/29	250,000	253,639
5.25% 9/11/28	250,000	254,166
		12,458,883
Auto Parts & Equipment–0.16%
BorgWarner, Inc. 2.65% 7/1/27	250,000	245,577
Lear Corp. 4.25% 5/15/29	250,000	246,310
		491,887
Banks–33.70%
Australia & New Zealand Banking Group Ltd.
3.92% 9/30/27	450,000	447,929
3.92% 12/8/28	250,000	247,375
4.36% 6/18/28	250,000	249,977
Banco Bilbao Vizcaya Argentaria SA
4.15% 3/3/29	400,000	394,148
5.38% 3/13/29	200,000	203,849
Banco Santander SA
3.31% 6/27/29	400,000	385,824
3.80% 2/23/28	200,000	197,434
4.38% 4/12/28	400,000	398,344
4.60% 4/15/29	355,000	353,408
5.29% 8/18/27	400,000	403,001
μ5.37% 7/15/28	200,000	201,607
μ5.54% 3/14/30	200,000	203,801
5.59% 8/8/28	200,000	203,491
6.61% 11/7/28	200,000	208,987
μBank of America Corp.
3.42% 12/20/28	2,250,000	2,212,390
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of America Corp. (continued)
3.59% 7/21/28	1,000,000	$990,474
3.97% 3/5/29	500,000	494,631
3.97% 2/7/30	1,500,000	1,471,755
4.27% 7/23/29	750,000	744,084
4.48% 4/23/30	690,000	685,648
4.62% 5/9/29	585,000	584,718
5.82% 9/15/29	1,000,000	1,023,324
6.20% 11/10/28	750,000	765,761
Bank of Montreal
μ4.06% 9/22/28	180,000	179,004
μ4.34% 3/19/30	170,000	168,443
μ4.55% 6/2/29	350,000	349,272
μ5.00% 1/27/29	500,000	503,193
5.72% 9/25/28	250,000	255,951
μBank of New York Mellon 4.73% 4/20/29	500,000	502,108
Bank of New York Mellon Corp.
1.65% 7/14/28	350,000	332,443
μ4.03% 1/22/30	115,000	113,398
μ4.54% 2/1/29	250,000	250,225
μ4.89% 7/21/28	550,000	552,570
μ4.98% 3/14/30	200,000	201,716
μ6.32% 10/25/29	500,000	518,229
Bank of Nova Scotia
μ4.04% 9/15/28	500,000	497,102
μ4.25% 2/2/30	302,000	298,280
μ4.40% 9/8/28	190,000	189,724
μ4.58% 6/5/29	250,000	249,253
μ4.93% 2/14/29	600,000	602,919
5.25% 6/12/28	200,000	203,063
μBarclays PLC
4.22% 5/24/30	250,000	245,762
4.48% 11/11/29	250,000	248,258
4.84% 9/10/28	200,000	200,346
4.91% 6/26/30	800,000	799,854
4.97% 5/16/29	1,000,000	1,004,036
5.09% 6/20/30	250,000	250,820
5.50% 8/9/28	250,000	252,218
5.69% 3/12/30	400,000	408,311
6.49% 9/13/29	250,000	258,767
7.39% 11/2/28	600,000	620,419
Canadian Imperial Bank of Commerce
μ4.24% 9/8/28	235,000	234,237
μ4.28% 1/29/30	115,000	113,731
μ4.72% 6/16/29	120,000	120,137
μ4.86% 3/30/29	150,000	150,584
5.00% 4/28/28	250,000	252,119
5.26% 4/8/29	250,000	253,948
5.99% 10/3/28	500,000	514,619
μCitibank NA 4.55% 6/18/29	250,000	249,714
LVIP State Street Short-Term Bond Index Fund-2

LVIP State Street Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc.
μ3.52% 10/27/28	1,250,000	$1,233,085
μ3.67% 7/24/28	1,200,000	1,189,459
μ3.98% 3/20/30	500,000	490,355
μ4.08% 4/23/29	1,350,000	1,337,366
4.13% 7/25/28	500,000	494,796
μ4.79% 3/4/29	500,000	501,201
μCitizens Bank NA
4.19% 1/29/29	250,000	247,967
4.58% 8/9/28	350,000	349,959
μCitizens Financial Group, Inc. 5.84% 1/23/30	250,000	256,238
Commonwealth Bank of Australia
4.36% 3/27/29	250,000	249,491
4.42% 3/14/28	250,000	250,313
Cooperatieve Rabobank UA
3.96% 10/17/28	250,000	247,528
4.32% 4/1/29	250,000	249,537
4.35% 6/9/28	250,000	249,940
4.88% 1/21/28	250,000	252,124
Deutsche Bank AG
μ4.88% 12/1/32	250,000	248,590
5.37% 9/9/27	200,000	202,418
μ5.37% 1/10/29	165,000	166,611
5.41% 5/10/29	250,000	255,497
μ6.72% 1/18/29	350,000	360,515
μ6.82% 11/20/29	500,000	523,025
μFifth Third Bancorp
5.98% 1/30/30	750,000	770,652
6.34% 7/27/29	250,000	258,348
6.36% 10/27/28	100,000	102,234
First-Citizens Bank & Trust Co. 6.13% 3/9/28	150,000	152,805
μGoldman Sachs Bank USA 4.66% 6/3/29	320,000	320,198
μGoldman Sachs Group, Inc.
3.81% 4/23/29	1,500,000	1,476,438
4.15% 1/21/29	690,000	684,060
4.15% 10/21/29	845,000	833,086
4.22% 5/1/29	750,000	743,486
4.59% 4/20/30	170,000	169,040
5.73% 4/25/30	500,000	512,413
6.48% 10/24/29	500,000	518,654
μHSBC Holdings PLC
2.01% 9/22/28	600,000	581,385
2.21% 8/17/29	500,000	474,112
3.97% 5/22/30	750,000	731,738
4.40% 3/10/30	250,000	247,349
4.58% 6/19/29	400,000	398,819
4.71% 5/12/30	585,000	582,513
4.90% 3/3/29	285,000	286,083
5.13% 11/19/28	220,000	221,456
5.21% 8/11/28	350,000	352,404
5.55% 3/4/30	400,000	407,116
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μHSBC Holdings PLC (continued)
6.16% 3/9/29	350,000	$358,252
7.39% 11/3/28	500,000	517,724
HSBC USA, Inc. 4.65% 6/3/28	200,000	200,577
μHuntington Bancshares, Inc. 6.21% 8/21/29	500,000	514,680
ING Groep NV
4.55% 10/2/28	500,000	499,919
μ4.86% 3/25/29	200,000	200,775
μ5.34% 3/19/30	350,000	355,452
μJPMorgan Chase & Co.
2.07% 6/1/29	200,000	190,665
3.51% 1/23/29	500,000	491,724
3.70% 5/6/30	500,000	486,265
4.20% 7/23/29	1,250,000	1,239,299
4.41% 4/23/30	420,000	416,428
4.45% 12/5/29	1,000,000	994,332
4.51% 10/22/28	395,000	394,883
4.57% 6/14/30	1,000,000	996,246
4.85% 7/25/28	1,500,000	1,504,356
5.01% 1/23/30	250,000	251,693
5.30% 7/24/29	500,000	506,510
5.58% 4/22/30	1,000,000	1,021,905
Keybank National Association 4.39% 12/14/27	250,000	249,475
Lloyds Banking Group PLC
μ3.57% 11/7/28	500,000	493,451
4.38% 3/22/28	250,000	249,268
4.55% 8/16/28	250,000	249,701
μ4.82% 6/13/29	200,000	200,273
μ5.09% 11/26/28	200,000	201,372
μ5.72% 6/5/30	1,000,000	1,026,513
μ5.87% 3/6/29	250,000	254,819
μM&T Bank Corp.
4.55% 8/16/28	150,000	149,895
4.83% 1/16/29	45,000	45,090
7.41% 10/30/29	500,000	529,545
Manufacturers & Traders Trust Co.
3.40% 8/17/27	150,000	148,231
μ4.55% 4/18/30	200,000	198,655
4.70% 1/27/28	250,000	250,598
Mitsubishi UFJ Financial Group, Inc.
3.74% 3/7/29	250,000	245,027
μ4.59% 4/18/30	200,000	199,011
μ5.02% 7/20/28	250,000	251,191
μ5.24% 4/19/29	500,000	504,984
μ5.26% 4/17/30	250,000	253,177
μ5.35% 9/13/28	500,000	504,412
μ5.42% 2/22/29	250,000	252,860
Mizuho Financial Group, Inc.
4.02% 3/5/28	250,000	248,184
μ4.25% 9/11/29	250,000	247,867
LVIP State Street Short-Term Bond Index Fund-3

LVIP State Street Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mizuho Financial Group, Inc. (continued)
μ4.78% 7/13/30	200,000	$199,639
μ5.38% 5/26/30	250,000	254,695
μ5.41% 9/13/28	400,000	404,188
μ5.67% 5/27/29	200,000	203,750
μ5.78% 7/6/29	500,000	510,840
μMorgan Stanley
3.77% 1/24/29	250,000	246,602
4.13% 10/18/29	270,000	266,314
4.24% 1/9/30	610,000	602,033
4.43% 1/23/30	1,000,000	990,864
4.56% 4/10/30	550,000	546,512
4.99% 4/12/29	575,000	578,125
5.12% 2/1/29	500,000	503,038
5.16% 4/20/29	500,000	503,941
5.45% 7/20/29	1,000,000	1,013,237
6.30% 10/18/28	500,000	510,633
6.41% 11/1/29	1,000,000	1,035,231
μMorgan Stanley Bank NA
4.79% 5/10/30	250,000	250,247
4.97% 7/14/28	1,500,000	1,506,385
μMorgan Stanley Private Bank NA
4.20% 11/17/28	690,000	686,465
4.21% 2/8/30	870,000	858,636
4.47% 7/6/28	250,000	249,728
National Australia Bank Ltd.
3.85% 12/13/28	250,000	246,858
4.31% 6/13/28	255,000	254,681
4.43% 6/4/29	250,000	249,739
4.50% 10/26/27	250,000	250,624
4.90% 6/13/28	250,000	252,521
National Bank of Canada
μ4.17% 1/20/29	250,000	248,350
5.60% 12/18/28	750,000	767,785
μNatWest Group PLC
4.45% 5/8/30	500,000	495,272
4.89% 5/18/29	350,000	350,948
5.08% 1/27/30	250,000	251,629
5.52% 9/30/28	200,000	202,303
5.81% 9/13/29	250,000	255,487
6.48% 6/1/34	250,000	259,412
Northern Trust Corp. 3.65% 8/3/28	250,000	246,511
PNC Bank NA
3.10% 10/25/27	250,000	245,923
4.05% 7/26/28	500,000	494,207
μPNC Financial Services Group, Inc.
4.08% 1/26/29	105,000	104,138
4.62% 10/26/29	665,000	663,419
5.35% 12/2/28	500,000	505,163
5.49% 5/14/30	500,000	510,554
5.58% 6/12/29	400,000	407,258
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μRegions Bank 4.76% 7/27/29	450,000	$450,162
Regions Financial Corp.
1.80% 8/12/28	250,000	236,019
μ5.72% 6/6/30	250,000	256,579
Royal Bank of Canada
μ4.00% 11/3/28	190,000	188,757
4.24% 8/3/27	250,000	249,834
μ4.40% 4/17/30	115,000	114,046
μ4.50% 8/6/29	395,000	393,687
μ4.52% 10/18/28	660,000	660,043
μ4.97% 1/24/29	290,000	291,657
5.20% 8/1/28	250,000	253,919
Santander Holdings USA, Inc.
4.40% 7/13/27	250,000	249,724
μ5.04% 6/5/30	150,000	149,967
μ5.47% 3/20/29	155,000	156,499
μ6.17% 1/9/30	250,000	256,807
μ6.50% 3/9/29	150,000	153,883
μ6.57% 6/12/29	200,000	206,100
μSantander U.K. Group Holdings PLC
3.82% 11/3/28	250,000	247,157
4.32% 9/22/29	200,000	197,905
6.53% 1/10/29	100,000	102,641
Standard Chartered Bank 4.85% 12/3/27	250,000	251,731
Sumitomo Mitsui Financial Group, Inc.
1.90% 9/17/28	250,000	235,816
2.47% 1/14/29	250,000	237,283
3.35% 10/18/27	250,000	246,566
5.52% 1/13/28	750,000	760,929
5.72% 9/14/28	250,000	255,476
5.80% 7/13/28	700,000	716,034
Synchrony Bank 5.63% 8/23/27	200,000	202,087
Toronto-Dominion Bank
3.91% 1/13/28	100,000	99,126
4.11% 10/13/28	250,000	247,406
4.36% 4/23/29	750,000	745,987
4.57% 6/2/28	250,000	250,003
4.69% 9/15/27	400,000	401,404
4.86% 1/31/28	250,000	251,136
4.99% 4/5/29	200,000	202,086
5.52% 7/17/28	500,000	509,578
μTruist Bank
4.14% 1/27/29	250,000	248,304
4.14% 10/23/29	500,000	494,154
4.42% 7/24/28	460,000	459,465
μTruist Financial Corp.
1.89% 6/7/29	250,000	237,213
4.87% 1/26/29	500,000	502,134
5.44% 1/24/30	250,000	254,171
7.16% 10/30/29	500,000	526,628
LVIP State Street Short-Term Bond Index Fund-4

LVIP State Street Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μU.S. Bancorp
4.55% 7/22/28	350,000	$350,052
4.65% 2/1/29	350,000	350,245
5.38% 1/23/30	500,000	508,496
5.78% 6/12/29	1,000,000	1,020,859
μU.S. Bank NA 4.54% 5/20/29	250,000	249,459
UBS AG
μ4.30% 3/16/29	250,000	248,981
7.50% 2/15/28	500,000	523,480
μWells Fargo & Co.
4.08% 9/15/29	325,000	320,441
4.18% 1/23/30	335,000	330,609
4.58% 5/20/29	320,000	319,200
4.81% 7/25/28	1,000,000	1,002,731
4.97% 4/23/29	315,000	316,537
5.20% 1/23/30	750,000	758,430
5.57% 7/25/29	1,500,000	1,525,337
6.30% 10/23/29	750,000	775,837
Westpac Banking Corp.
1.95% 11/20/28	500,000	472,927
3.40% 1/25/28	250,000	246,780
4.04% 8/26/27	250,000	249,325
4.15% 5/11/28	250,000	249,062
5.05% 4/16/29	250,000	254,335
		105,899,532
Beverages–1.29%
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/29	500,000	502,651
Coca-Cola Co. 1.00% 3/15/28	250,000	236,847
Coca-Cola Consolidated, Inc. 5.25% 6/1/29	250,000	254,603
Constellation Brands, Inc.
4.65% 11/15/28	250,000	249,966
4.80% 1/15/29	250,000	250,665
Diageo Capital PLC
3.88% 5/18/28	150,000	148,505
5.30% 10/24/27	350,000	354,045
Keurig Dr. Pepper, Inc.
3.95% 4/15/29	250,000	244,795
4.35% 5/15/28	250,000	248,851
5.05% 3/15/29	200,000	201,477
Maple Parent Holdings Corp. 4.75% 3/26/29	110,000	109,931
Pepsico Singapore Financing I Pte. Ltd. 4.55% 2/16/29	350,000	351,218
PepsiCo, Inc.
3.00% 10/15/27	250,000	246,394
4.10% 1/15/29	250,000	248,561
4.45% 2/7/28	250,000	250,633
4.45% 5/15/28	150,000	150,475
		4,049,617
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.58%
Amgen, Inc.
3.00% 2/22/29	250,000	$240,799
5.15% 3/2/28	850,000	858,100
Gilead Sciences, Inc.
1.20% 10/1/27	250,000	240,677
4.25% 5/20/28	250,000	249,247
4.40% 5/20/29	250,000	249,460
		1,838,283
Building Materials–0.34%
Lennox International, Inc.
1.70% 8/1/27	150,000	145,719
5.50% 9/15/28	250,000	254,134
Martin Marietta Materials, Inc. 3.50% 12/15/27	250,000	246,435
Masco Corp. 1.50% 2/15/28	250,000	237,876
Trane Technologies Financing Ltd. 3.80% 3/21/29	200,000	196,579
		1,080,743
Chemicals–0.73%
Air Products & Chemicals, Inc.
4.30% 6/11/28	200,000	199,657
4.60% 2/8/29	500,000	501,734
Dow Chemical Co. 4.80% 11/30/28	250,000	250,464
DuPont de Nemours, Inc. 4.73% 11/15/28	350,000	349,836
Eastman Chemical Co. 4.50% 12/1/28	250,000	248,775
Ecolab, Inc.
3.25% 12/1/27	250,000	246,452
4.30% 6/15/28	45,000	44,896
4.60% 6/15/29	250,000	250,378
Sherwin-Williams Co. 4.30% 8/15/28	195,000	193,970
		2,286,162
Commercial Services–0.91%
Automatic Data Processing, Inc. 1.70% 5/15/28	200,000	190,821
Block Financial LLC 2.50% 7/15/28	250,000	238,119
Cintas Corp. No. 2 4.20% 5/1/28	115,000	114,602
Equifax, Inc. 5.10% 6/1/28	250,000	252,012
Global Payments, Inc.
4.45% 6/1/28	150,000	148,637
4.50% 11/15/28	95,000	93,862
4.55% 3/15/28	215,000	214,026
Mobility Global, Inc. 5.05% 6/15/29	250,000	250,663
PayPal Holdings, Inc.
4.45% 3/6/28	125,000	124,889
LVIP State Street Short-Term Bond Index Fund-5

LVIP State Street Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
PayPal Holdings, Inc. (continued)
4.55% 6/1/28	125,000	$125,009
Quanta Services, Inc. 4.30% 8/9/28	350,000	348,571
RELX Capital, Inc. 4.00% 3/18/29	250,000	245,905
S&P Global, Inc. 4.75% 8/1/28	250,000	251,252
UL Solutions, Inc. 6.50% 10/20/28	250,000	259,312
		2,857,680
Computers–2.00%
Apple, Inc.
1.20% 2/8/28	250,000	238,344
1.40% 8/5/28	750,000	707,857
2.90% 9/12/27	1,000,000	985,852
4.00% 5/12/28	500,000	497,924
Dell International LLC/EMC Corp. 4.75% 4/1/28	110,000	110,311
Dell, Inc. 7.10% 4/15/28	250,000	261,225
DXC Technology Co. 2.38% 9/15/28	250,000	235,025
Hewlett Packard Enterprise Co.
4.05% 9/15/27	90,000	89,490
4.15% 9/15/28	80,000	79,171
4.40% 9/25/27	340,000	339,326
4.50% 3/23/28	100,000	99,867
4.60% 3/23/29	85,000	84,867
5.25% 7/1/28	250,000	253,018
HP, Inc.
4.00% 4/15/29	250,000	245,065
4.75% 1/15/28	250,000	250,649
International Business Machines Corp.
3.50% 5/15/29	500,000	485,921
4.00% 2/3/29	125,000	123,527
4.15% 7/27/27	250,000	249,571
4.65% 2/10/28	250,000	250,579
6.22% 8/1/27	250,000	254,920
Kyndryl Holdings, Inc. 2.70% 10/15/28	250,000	234,910
Leidos, Inc. 4.10% 3/15/29	200,000	196,715
		6,274,134
Cosmetics & Personal Care–0.47%
Colgate-Palmolive Co. 3.10% 8/15/27	250,000	247,262
Estee Lauder Cos., Inc. 4.38% 5/15/28	100,000	99,750
Haleon U.S. Capital LLC 3.38% 3/24/29	200,000	193,743
Kenvue, Inc. 5.05% 3/22/28	250,000	252,406
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Procter & Gamble Co. 2.85% 8/11/27	350,000	$344,859
Unilever Capital Corp.
3.50% 3/22/28	250,000	246,664
4.25% 8/12/27	100,000	100,070
		1,484,754
Distribution/Wholesale–0.08%
LKQ Corp. 5.75% 6/15/28	250,000	253,387
		253,387
Diversified Financial Services–4.82%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% 10/29/28	1,500,000	1,443,851
3.65% 7/21/27	250,000	248,039
4.13% 2/28/29	500,000	492,750
5.10% 1/19/29	250,000	252,331
μAlly Financial, Inc.
6.85% 1/3/30	250,000	259,907
6.99% 6/13/29	250,000	259,224
μAmerican Express Co.
4.01% 2/9/29	500,000	495,579
4.35% 7/20/29	420,000	417,852
4.44% 5/3/30	470,000	467,103
4.73% 4/25/29	145,000	145,374
5.04% 7/26/28	500,000	502,843
5.28% 7/27/29	250,000	253,310
5.53% 4/25/30	350,000	357,775
BGC Group, Inc.
6.60% 6/10/29	250,000	258,173
8.00% 5/25/28	100,000	104,446
BlackRock Funding, Inc.
4.60% 7/26/27	170,000	170,552
4.70% 3/14/29	200,000	201,985
Capital One Financial Corp.
μ3.27% 3/1/30	250,000	240,752
3.80% 1/31/28	150,000	148,142
μ5.47% 2/1/29	250,000	253,107
μ6.31% 6/8/29	400,000	411,314
Charles Schwab Corp.
2.00% 3/20/28	150,000	143,987
3.20% 1/25/28	250,000	245,530
3.25% 5/22/29	250,000	242,075
μ4.60% 7/27/29	350,000	349,473
μ4.74% 5/21/30	140,000	140,264
μ5.64% 5/19/29	250,000	254,732
μ6.20% 11/17/29	250,000	258,568
Enact Holdings, Inc. 6.25% 5/28/29	250,000	257,291
Intercontinental Exchange, Inc.
3.10% 9/15/27	200,000	197,082
3.95% 12/1/28	190,000	187,491
LVIP State Street Short-Term Bond Index Fund-6

LVIP State Street Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Intercontinental Exchange, Inc. (continued)
4.00% 9/15/27	200,000	$198,986
Jefferies Financial Group, Inc. 5.88% 7/21/28	250,000	254,820
Lazard Group LLC
4.38% 3/11/29	100,000	98,844
4.50% 9/19/28	250,000	248,111
LPL Holdings, Inc. 4.90% 4/3/28	115,000	115,064
Mastercard, Inc.
4.33% 6/8/28	155,000	155,004
4.43% 6/8/29	150,000	149,799
4.55% 3/15/28	175,000	175,539
4.88% 3/9/28	500,000	503,777
Nomura Holdings, Inc.
2.17% 7/14/28	500,000	475,123
2.71% 1/22/29	250,000	237,370
5.00% 6/29/29	200,000	200,480
6.07% 7/12/28	250,000	256,650
ORIX Corp. 5.00% 9/13/27	200,000	201,178
Sumisho Air Lease Corp. 2.10% 9/1/28	750,000	708,033
Synchrony Financial
3.95% 12/1/27	250,000	247,463
μ5.02% 7/29/29	20,000	20,015
5.15% 3/19/29	200,000	200,030
Visa, Inc.
2.75% 9/15/27	200,000	196,425
3.80% 2/12/29	350,000	345,711
μVoya Financial, Inc. 4.70% 1/23/48	250,000	245,645
Western Union Co. 4.75% 6/15/29	250,000	248,095
		15,143,064
Electric–6.56%
AEP Texas, Inc.
3.95% 6/1/28	150,000	148,307
5.45% 5/15/29	250,000	254,874
AES Corp.
5.20% 7/15/29	25,000	25,142
5.45% 6/1/28	200,000	202,197
Ameren Corp. 5.00% 1/15/29	250,000	252,069
American Electric Power Co., Inc. 5.20% 1/15/29	250,000	253,784
Avangrid, Inc. 3.80% 6/1/29	500,000	486,873
CenterPoint Energy Houston Electric LLC 5.20% 10/1/28	250,000	253,459
CMS Energy Corp. 3.45% 8/15/27	150,000	148,240
Commonwealth Edison Co. 2.95% 8/15/27	150,000	147,803
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc. 3.80% 5/15/28	100,000	$98,780
Constellation Energy Generation LLC
3.90% 1/8/28	155,000	153,670
4.55% 6/1/29	150,000	149,383
4.63% 2/1/29	250,000	248,559
Consumers Energy Co.
4.60% 5/30/29	250,000	250,952
4.65% 3/1/28	100,000	100,523
Dominion Energy, Inc. 4.60% 5/15/28	120,000	120,028
DTE Energy Co.
3.40% 6/15/29	250,000	241,476
4.88% 6/1/28	305,000	306,272
4.95% 7/1/27	65,000	65,321
5.10% 3/1/29	250,000	252,833
Duke Energy Corp.
3.15% 8/15/27	350,000	344,972
4.30% 3/15/28	250,000	249,067
Duke Energy Ohio, Inc. 3.65% 2/1/29	350,000	343,041
Duke Energy Progress LLC 3.45% 3/15/29	200,000	194,875
Edison International
4.13% 3/15/28	100,000	98,569
5.00% 5/5/28	55,000	55,057
Enel Chile SA 4.88% 6/12/28	200,000	200,612
Entergy Louisiana LLC
3.12% 9/1/27	400,000	394,738
3.25% 4/1/28	250,000	245,127
Evergy Kansas Central, Inc. 4.70% 3/13/28	65,000	65,107
Evergy, Inc. 4.25% 3/15/29	105,000	103,785
Eversource Energy
3.30% 1/15/28	250,000	244,819
5.45% 3/1/28	150,000	151,690
5.95% 2/1/29	250,000	257,053
Exelon Corp. 5.15% 3/15/28	200,000	201,869
FirstEnergy Corp. 3.90% 7/15/27	500,000	497,141
FirstEnergy Pennsylvania Electric Co. 4.15% 3/15/28	70,000	69,613
Florida Power & Light Co. 5.15% 6/15/29	500,000	509,645
Georgia Power Co.
4.00% 10/1/28	85,000	84,152
4.60% 6/15/29	315,000	315,540
Indiana Michigan Power Co. 3.85% 5/15/28	150,000	148,131
Jersey Central Power & Light Co. 4.15% 1/15/29	250,000	246,934
MidAmerican Energy Co. 3.65% 4/15/29	250,000	244,422
LVIP State Street Short-Term Bond Index Fund-7

LVIP State Street Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
National Rural Utilities Cooperative Finance Corp.
3.70% 3/15/29	100,000	$97,806
3.95% 12/10/27	315,000	313,144
4.05% 2/9/29	140,000	138,156
4.15% 8/25/28	155,000	153,732
4.40% 5/11/29	115,000	114,502
4.75% 2/7/28	190,000	190,771
4.80% 3/15/28	250,000	251,147
NextEra Energy Capital Holdings, Inc.
1.90% 6/15/28	850,000	808,530
3.50% 4/1/29	250,000	242,783
4.63% 7/15/27	500,000	500,633
4.69% 9/1/27	145,000	145,332
4.90% 2/28/28	250,000	251,322
4.90% 3/15/29	250,000	252,105
NSTAR Electric Co. 3.25% 5/15/29	250,000	241,453
OGE Energy Corp. 5.45% 5/15/29	250,000	254,665
Oncor Electric Delivery Co. LLC 4.30% 5/15/28	250,000	249,169
Pacific Gas & Electric Co.
2.10% 8/1/27	350,000	340,760
3.75% 7/1/28	250,000	245,585
4.65% 8/1/28	250,000	249,252
5.00% 6/4/28	230,000	231,233
5.55% 5/15/29	250,000	255,161
6.10% 1/15/29	325,000	334,640
PacifiCorp
3.50% 6/15/29	600,000	579,034
4.65% 4/15/29	75,000	74,780
Pinnacle West Capital Corp.
4.65% 6/1/29	90,000	90,011
4.90% 5/15/28	60,000	60,212
Public Service Co. of Colorado 4.15% 3/13/29	70,000	69,338
Public Service Co. of New Hampshire 4.40% 7/1/28	315,000	314,824
Public Service Enterprise Group, Inc.
5.20% 4/1/29	250,000	253,337
5.88% 10/15/28	250,000	256,452
Sempra 3.40% 2/1/28	500,000	490,641
Southern California Edison Co.
4.20% 3/1/29	100,000	98,478
5.15% 6/1/29	250,000	252,948
5.65% 10/1/28	500,000	509,466
5.85% 11/1/27	500,000	507,421
6.65% 4/1/29	100,000	103,645
Southern Co.
4.85% 6/15/28	250,000	251,468
5.11% 8/1/27	150,000	150,722
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern Co. (continued)
5.50% 3/15/29	250,000	$255,653
Southwestern Electric Power Co. 4.10% 9/15/28	250,000	246,996
Tampa Electric Co. 4.90% 3/1/29	100,000	100,761
WEC Energy Group, Inc. 4.75% 1/15/28	570,000	571,409
Xcel Energy, Inc. 4.75% 3/21/28	80,000	80,226
		20,606,207
Electronics–0.88%
Allegion U.S. Holding Co., Inc. 3.55% 10/1/27	250,000	246,702
Amphenol Corp.
3.80% 11/15/27	190,000	188,545
3.90% 11/15/28	415,000	409,992
4.38% 6/12/28	165,000	164,775
Avnet, Inc. 6.25% 3/15/28	150,000	153,248
Emerson Electric Co.
1.80% 10/15/27	350,000	339,295
2.00% 12/21/28	350,000	330,309
Flex Ltd. 6.00% 1/15/28	100,000	101,665
Hubbell, Inc. 3.15% 8/15/27	250,000	246,504
Jabil, Inc.
3.95% 1/12/28	150,000	148,448
4.20% 2/1/29	65,000	64,046
TD SYNNEX Corp. 2.38% 8/9/28	250,000	237,791
Tyco Electronics Group SA 3.13% 8/15/27	150,000	148,102
		2,779,422
Engineering & Construction–0.16%
Jacobs Engineering Group, Inc. 6.35% 8/18/28	250,000	258,218
MasTec, Inc. 5.90% 6/15/29	250,000	257,515
		515,733
Environmental Control–0.62%
Republic Services, Inc.
3.95% 5/15/28	250,000	247,807
4.88% 4/1/29	250,000	252,282
Waste Connections, Inc. 4.25% 12/1/28	500,000	496,853
Waste Management, Inc.
1.15% 3/15/28	150,000	142,166
4.50% 3/15/28	150,000	150,392
4.88% 2/15/29	250,000	252,588
4.95% 7/3/27	400,000	402,617
		1,944,705
LVIP State Street Short-Term Bond Index Fund-8

LVIP State Street Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–1.10%
Ahold Finance USA LLC 6.88% 5/1/29	250,000	$264,688
Campbell's Co. 4.15% 3/15/28	250,000	247,675
Conagra Brands, Inc. 7.00% 10/1/28	500,000	522,023
General Mills, Inc. 5.50% 10/17/28	500,000	510,038
Hershey Co. 4.55% 2/24/28	85,000	85,269
Hormel Foods Corp. 1.70% 6/3/28	250,000	237,515
Kellanova 4.30% 5/15/28	250,000	249,475
McCormick & Co., Inc.
3.40% 8/15/27	150,000	148,289
4.15% 2/15/29	120,000	118,698
Mondelez International, Inc.
4.25% 5/6/28	215,000	214,094
4.75% 2/20/29	250,000	251,325
Sysco Corp. 3.25% 7/15/27	150,000	148,321
Tyson Foods, Inc.
4.35% 3/1/29	250,000	247,954
5.40% 3/15/29	200,000	203,762
		3,449,126
Forest Products & Paper–0.08%
Celulosa Arauco y Constitucion SA 3.88% 11/2/27	250,000	246,462
		246,462
Gas–0.63%
CenterPoint Energy Resources Corp.
4.00% 4/1/28	250,000	247,528
5.25% 3/1/28	150,000	151,963
National Fuel Gas Co.
3.95% 9/15/27	200,000	198,315
4.75% 5/15/29	80,000	79,785
NiSource, Inc. 5.25% 3/30/28	250,000	252,785
ONE Gas, Inc. 5.10% 4/1/29	250,000	253,326
Piedmont Natural Gas Co., Inc. 3.50% 6/1/29	500,000	485,170
Southern Co. Gas Capital Corp. 4.05% 9/15/28	70,000	69,255
Southwest Gas Corp. 5.45% 3/23/28	250,000	253,205
		1,991,332
Hand Machine Tool–0.08%
Stanley Black & Decker, Inc. 4.25% 11/15/28	250,000	248,104
		248,104
Health Care Products–1.11%
Abbott Laboratories 3.70% 3/9/29	600,000	588,509
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Agilent Technologies, Inc. 4.20% 9/9/27	200,000	$199,480
Baxter International, Inc. 2.27% 12/1/28	350,000	329,608
Boston Scientific Corp. 4.00% 3/1/28	150,000	149,137
GE HealthCare Technologies, Inc.
4.15% 12/15/28	55,000	54,510
5.65% 11/15/27	350,000	355,040
Medtronic Global Holdings SCA 4.25% 3/30/28	250,000	249,417
Revvity, Inc. 1.90% 9/15/28	250,000	235,379
Solventum Corp. 5.40% 3/1/29	200,000	203,462
Stryker Corp. 4.70% 2/10/28	145,000	145,389
Thermo Fisher Scientific, Inc. 1.75% 10/15/28	500,000	470,789
Zimmer Biomet Holdings, Inc. 5.35% 12/1/28	500,000	507,828
		3,488,548
Health Care Services–2.19%
CHRISTUS Health 4.34% 7/1/28	100,000	99,434
Cigna Group 4.38% 10/15/28	1,500,000	1,493,786
CommonSpirit Health 6.07% 11/1/27	500,000	507,970
Elevance Health, Inc.
4.00% 9/15/28	465,000	459,567
4.10% 3/1/28	250,000	248,265
HCA, Inc.
4.13% 6/15/29	250,000	246,144
5.00% 3/1/28	150,000	150,833
5.63% 9/1/28	250,000	253,874
5.88% 2/1/29	500,000	511,468
Humana, Inc.
3.70% 3/23/29	150,000	146,166
5.75% 3/1/28	250,000	254,228
5.75% 12/1/28	350,000	357,596
Icon Investments Six DAC 5.85% 5/8/29	250,000	255,449
IQVIA, Inc. 5.70% 5/15/28	250,000	253,999
Laboratory Corp. of America Holdings 3.60% 9/1/27	200,000	197,972
Sutter Health 3.70% 8/15/28	250,000	245,090
UnitedHealth Group, Inc.
2.95% 10/15/27	250,000	245,725
3.88% 12/15/28	500,000	493,198
4.40% 6/15/28	220,000	219,882
4.70% 4/15/29	250,000	251,667
		6,892,313
Home Builders–0.16%
Dr. Horton, Inc. 1.40% 10/15/27	250,000	240,490
LVIP State Street Short-Term Bond Index Fund-9

LVIP State Street Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Builders (continued)
Lennar Corp. 4.75% 11/29/27	250,000	$250,425
		490,915
Home Furnishings–0.03%
Leggett & Platt, Inc. 4.40% 3/15/29	100,000	97,655
		97,655
Household Products Wares–0.41%
Avery Dennison Corp. 4.88% 12/6/28	350,000	351,525
Clorox Co.
3.10% 10/1/27	250,000	245,856
4.40% 5/1/29	250,000	248,241
Kimberly-Clark Corp.
1.05% 9/15/27	200,000	192,886
3.20% 4/25/29	250,000	241,854
		1,280,362
Insurance–0.95%
μAegon Ltd. 5.50% 4/11/48	500,000	501,193
Aon North America, Inc. 5.15% 3/1/29	250,000	253,455
CNO Financial Group, Inc. 5.25% 5/30/29	250,000	251,533
Corebridge Financial, Inc.
3.85% 4/5/29	200,000	195,463
μ6.88% 12/15/52	250,000	253,622
F&G Annuities & Life, Inc. 7.40% 1/13/28	250,000	257,024
Marsh & McLennan Cos., Inc.
4.38% 3/15/29	250,000	249,018
4.55% 11/8/27	80,000	80,141
Principal Financial Group, Inc. 3.70% 5/15/29	250,000	243,517
μPrudential Financial, Inc. 4.50% 9/15/47	400,000	395,097
RenaissanceRe Finance, Inc. 3.45% 7/1/27	150,000	148,497
SiriusPoint Ltd. 7.00% 4/5/29	150,000	156,679
		2,985,239
Internet–2.13%
Alibaba Group Holding Ltd. 3.40% 12/6/27	500,000	493,411
Alphabet, Inc.
3.70% 2/15/29	250,000	245,942
3.88% 11/15/28	180,000	178,374
Amazon.com, Inc.
1.65% 5/12/28	400,000	381,009
3.15% 8/22/27	1,000,000	988,031
3.45% 4/13/29	750,000	731,878
3.85% 3/13/28	160,000	158,885
3.90% 11/20/28	875,000	865,783
4.00% 3/13/29	335,000	331,419
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Baidu, Inc.
3.63% 7/6/27	250,000	$248,045
4.38% 3/29/28	150,000	149,673
eBay, Inc. 4.25% 3/6/29	250,000	247,132
Expedia Group, Inc. 4.63% 8/1/27	150,000	150,095
Meta Platforms, Inc. 3.50% 8/15/27	500,000	495,797
Netflix, Inc.
4.88% 4/15/28	500,000	503,632
6.38% 5/15/29	500,000	525,129
		6,694,235
Investment Companies–1.55%
Apollo Debt Solutions BDC 6.90% 4/13/29	250,000	256,587
ARES Capital Corp.
2.88% 6/15/28	250,000	239,200
5.88% 3/1/29	200,000	201,584
ARES Strategic Income Fund 4.85% 1/15/29	250,000	244,908
Barings BDC, Inc. 5.20% 9/15/28	135,000	132,800
Blackstone Private Credit Fund
4.00% 1/15/29	250,000	238,920
4.95% 9/26/27	110,000	109,517
Blackstone Secured Lending Fund 2.85% 9/30/28	250,000	236,180
Blue Owl Capital Corp.
2.88% 6/11/28	200,000	189,323
5.95% 3/15/29	200,000	199,996
Blue Owl Credit Income Corp.
7.75% 9/16/27	200,000	204,316
7.75% 1/15/29	250,000	257,726
7.95% 6/13/28	250,000	258,533
Blue Owl Technology Finance Corp.
6.10% 3/15/28	150,000	149,509
6.75% 4/4/29	150,000	150,715
Goldman Sachs BDC, Inc. 5.10% 1/28/29	125,000	122,093
Goldman Sachs Private Credit Corp.
5.05% 2/23/28	65,000	64,649
5.38% 1/31/29	250,000	247,932
5.88% 5/6/28	100,000	100,522
HPS Corporate Lending Fund
4.90% 9/11/28	250,000	245,037
6.75% 1/30/29	250,000	254,389
Main Street Capital Corp. 5.40% 8/15/28	70,000	69,631
New Mountain Finance Corp. 6.20% 10/15/27	250,000	250,875
LVIP State Street Short-Term Bond Index Fund-10

LVIP State Street Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
Sixth Street Lending Partners 6.50% 3/11/29	200,000	$204,214
Sixth Street Specialty Lending, Inc. 6.95% 8/14/28	250,000	257,027
		4,886,183
Iron & Steel–0.24%
ArcelorMittal SA 6.55% 11/29/27	250,000	255,962
Nucor Corp. 3.95% 5/1/28	150,000	148,633
Steel Dynamics, Inc.
1.65% 10/15/27	250,000	241,039
4.00% 12/15/28	110,000	108,338
		753,972
Leisure Time–0.07%
Polaris, Inc. 6.95% 3/15/29	200,000	209,733
		209,733
Lodging–0.70%
Hyatt Hotels Corp.
5.05% 3/30/28	85,000	85,513
5.25% 6/30/29	250,000	253,774
Las Vegas Sands Corp. 5.63% 6/15/28	250,000	252,983
Marriott International, Inc.
4.00% 4/15/28	250,000	247,872
4.20% 7/15/27	60,000	59,911
4.88% 5/15/29	250,000	251,995
4.90% 4/15/29	250,000	252,042
5.00% 10/15/27	250,000	251,608
Sands China Ltd.
2.85% 3/8/29	200,000	189,327
5.40% 8/8/28	350,000	352,525
		2,197,550
Machinery Construction & Mining–0.79%
Caterpillar Financial Services Corp.
3.70% 1/10/28	200,000	198,306
3.75% 2/23/29	200,000	196,776
3.95% 11/14/28	120,000	118,826
4.10% 8/15/28	135,000	134,309
4.20% 5/15/28	250,000	249,212
4.30% 5/15/29	190,000	189,304
4.40% 10/15/27	500,000	500,883
4.40% 3/3/28	250,000	250,201
4.85% 2/27/29	500,000	506,070
Oshkosh Corp. 4.60% 5/15/28	150,000	149,738
		2,493,625
Machinery Diversified–1.36%
CNH Industrial Capital LLC
4.50% 10/8/27	115,000	114,921
4.55% 4/10/28	250,000	249,326
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
CNH Industrial Capital LLC (continued)
5.50% 1/12/29	250,000	$254,686
Ingersoll Rand, Inc. 5.40% 8/14/28	250,000	253,749
John Deere Capital Corp.
1.50% 3/6/28	250,000	238,632
2.80% 9/8/27	400,000	393,189
3.05% 1/6/28	250,000	245,464
3.45% 3/7/29	200,000	195,291
3.90% 3/9/29	200,000	197,455
4.13% 1/18/29	85,000	84,471
4.20% 7/15/27	125,000	124,997
4.25% 6/5/28	400,000	399,339
4.40% 6/15/29	275,000	274,807
4.65% 1/7/28	85,000	85,471
4.95% 7/14/28	250,000	253,099
Otis Worldwide Corp.
4.49% 5/7/29	155,000	154,443
5.25% 8/16/28	250,000	253,275
Regal Rexnord Corp. 6.05% 4/15/28	500,000	510,529
		4,283,144
Media–0.63%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20% 3/15/28	600,000	592,122
6.10% 6/1/29	500,000	512,212
Fox Corp. 4.71% 1/25/29	500,000	499,618
Walt Disney Co. 3.75% 3/14/29	370,000	364,152
		1,968,104
Metal Fabricate & Hardware–0.11%
Timken Co. 4.50% 12/15/28	350,000	348,269
		348,269
Mining–0.41%
BHP Billiton Finance USA Ltd.
4.75% 2/28/28	150,000	150,854
5.10% 9/8/28	250,000	253,140
Freeport-McMoRan, Inc. 4.38% 8/1/28	250,000	248,182
Rio Tinto Finance USA Ltd. 7.13% 7/15/28	600,000	630,853
		1,283,029
Miscellaneous Manufacturing–0.69%
3M Co.
2.88% 10/15/27	500,000	490,487
3.38% 3/1/29	200,000	194,233
LVIP State Street Short-Term Bond Index Fund-11

LVIP State Street Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Eaton Corp.
3.10% 9/15/27	200,000	$197,342
3.85% 3/6/28	500,000	495,169
3.95% 3/6/29	250,000	246,415
4.35% 5/18/28	150,000	149,946
Parker-Hannifin Corp. 4.25% 9/15/27	400,000	399,275
		2,172,867
Oil & Gas–1.68%
BP Capital Markets America, Inc.
3.94% 9/21/28	350,000	345,904
4.23% 11/6/28	250,000	248,381
4.70% 4/10/29	250,000	250,943
5.02% 11/17/27	250,000	252,235
BP Capital Markets PLC
3.28% 9/19/27	400,000	395,401
3.72% 11/28/28	250,000	245,414
Chevron USA, Inc.
1.02% 8/12/27	150,000	144,956
3.95% 8/13/27	200,000	199,657
4.05% 8/13/28	155,000	154,301
4.48% 2/26/28	250,000	250,598
Continental Resources, Inc. 4.38% 1/15/28	250,000	248,295
Eni USA, Inc. 7.30% 11/15/27	250,000	258,803
EQT Corp.
3.90% 10/1/27	350,000	346,883
5.00% 1/15/29	250,000	250,659
Expand Energy Corp. 5.38% 2/1/29	250,000	250,017
Helmerich & Payne, Inc. 4.65% 12/1/27	250,000	249,543
Phillips 66 3.90% 3/15/28	250,000	247,159
TotalEnergies Capital International SA 3.46% 2/19/29	250,000	244,005
TotalEnergies Capital SA 3.88% 10/11/28	500,000	495,074
Valero Energy Corp. 2.15% 9/15/27	200,000	194,670
		5,272,898
Oil & Gas Services–0.08%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.05% 3/11/29	250,000	246,447
		246,447
Packaging & Containers–0.22%
Amcor Finance USA, Inc. 4.50% 5/15/28	200,000	199,442
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Amcor Flexibles North America, Inc.
4.25% 3/8/29	165,000	$163,472
4.80% 3/17/28	75,000	75,240
WRKCo, Inc. 4.00% 3/15/28	250,000	247,554
		685,708
Pharmaceuticals–3.74%
AbbVie, Inc.
3.78% 3/3/28	350,000	346,502
4.25% 11/14/28	250,000	249,114
4.65% 3/15/28	270,000	271,161
4.80% 3/15/29	500,000	503,877
Astrazeneca Finance LLC
1.75% 5/28/28	200,000	190,641
4.85% 2/26/29	250,000	252,550
4.88% 3/3/28	250,000	252,085
AstraZeneca PLC 4.00% 1/17/29	250,000	247,677
Cencora, Inc.
3.45% 12/15/27	250,000	246,260
3.95% 2/13/29	75,000	73,727
CVS Health Corp.
1.30% 8/21/27	500,000	482,317
4.30% 3/25/28	500,000	497,336
5.00% 1/30/29	750,000	756,796
5.40% 6/1/29	250,000	255,441
Eli Lilly & Co.
4.00% 10/15/28	500,000	496,718
4.15% 8/14/27	175,000	174,798
4.15% 5/20/29	125,000	124,350
4.50% 2/9/29	250,000	251,316
4.55% 2/12/28	170,000	170,714
GlaxoSmithKline Capital PLC 3.38% 6/1/29	250,000	243,430
GlaxoSmithKline Capital, Inc. 3.88% 5/15/28	350,000	347,460
Johnson & Johnson
0.95% 9/1/27	400,000	386,056
2.90% 1/15/28	150,000	147,388
4.55% 3/1/28	135,000	135,739
Merck & Co., Inc.
1.90% 12/10/28	500,000	471,725
3.40% 3/7/29	500,000	487,645
3.85% 9/15/27	350,000	348,517
4.30% 5/22/28	140,000	139,886
Novartis Capital Corp.
3.90% 11/5/28	95,000	94,081
4.10% 3/16/29	155,000	153,791
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/28	750,000	750,544
Pfizer, Inc.
3.45% 3/15/29	350,000	341,853
3.88% 11/15/27	250,000	248,808
LVIP State Street Short-Term Bond Index Fund-12

LVIP State Street Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pharmacia LLC 6.60% 12/1/28	350,000	$366,536
Sanofi SA
3.63% 6/19/28	250,000	246,926
3.75% 11/3/27	250,000	248,598
3.80% 11/3/28	200,000	197,457
Takeda Pharmaceutical Co. Ltd. 5.00% 11/26/28	250,000	251,818
Zoetis, Inc.
3.00% 9/12/27	200,000	196,775
4.15% 8/17/28	105,000	104,299
		11,752,712
Pipelines–2.78%
Boardwalk Pipelines LP
4.45% 7/15/27	100,000	99,840
4.80% 5/3/29	250,000	250,200
Cheniere Energy, Inc. 4.63% 10/15/28	500,000	498,801
DCP Midstream Operating LP
5.13% 5/15/29	250,000	252,803
5.63% 7/15/27	150,000	151,372
Enbridge, Inc.
3.70% 7/15/27	150,000	148,976
4.20% 11/20/28	210,000	208,120
4.60% 6/20/28	45,000	44,974
5.30% 4/5/29	250,000	254,117
Energy Transfer LP
4.95% 5/15/28	150,000	150,747
4.95% 6/15/28	200,000	201,040
5.25% 4/15/29	500,000	506,674
5.55% 2/15/28	250,000	253,327
Enterprise Products Operating LLC
4.15% 10/16/28	250,000	248,148
4.30% 6/20/28	180,000	179,351
μ5.25% 8/16/77	250,000	249,025
Kinder Morgan, Inc.
4.30% 3/1/28	250,000	248,959
5.00% 2/1/29	250,000	252,250
MPLX LP
4.00% 3/15/28	250,000	247,599
4.25% 12/1/27	250,000	248,815
4.80% 2/15/29	500,000	501,076
ONEOK, Inc.
4.00% 7/13/27	150,000	149,203
4.25% 9/24/27	150,000	149,443
4.35% 3/15/29	200,000	198,262
4.55% 7/15/28	250,000	249,612
5.38% 6/1/29	250,000	254,230
Sabine Pass Liquefaction LLC 4.20% 3/15/28	250,000	248,292
South Bow USA Infrastructure Holdings LLC 4.91% 9/1/27	200,000	200,506
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Targa Resources Corp.
5.20% 7/1/27	250,000	$251,553
6.15% 3/1/29	200,000	207,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	250,000	249,790
Tennessee Gas Pipeline Co. LLC 7.00% 10/15/28	250,000	262,278
TransCanada PipeLines Ltd. 4.25% 5/15/28	350,000	347,746
Western Midstream Operating LP 6.35% 1/15/29	250,000	258,612
Williams Cos., Inc.
4.90% 3/15/29	250,000	251,502
5.30% 8/15/28	250,000	253,608
		8,727,951
Private Equity–0.17%
Brookfield Finance, Inc.
3.90% 1/25/28	350,000	345,878
4.85% 3/29/29	200,000	200,280
		546,158
Real Estate–0.08%
CBRE Services, Inc. 5.50% 4/1/29	250,000	255,059
		255,059
Real Estate Investment Trusts–3.38%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/28	250,000	247,284
American Homes 4 Rent LP 4.25% 2/15/28	250,000	248,165
American Tower Corp.
1.50% 1/31/28	350,000	333,608
5.20% 2/15/29	250,000	253,272
5.25% 7/15/28	250,000	252,907
5.50% 3/15/28	150,000	152,121
5.80% 11/15/28	250,000	256,155
AvalonBay Communities, Inc. 1.90% 12/1/28	350,000	329,235
Boston Properties LP
3.40% 6/21/29	500,000	480,697
6.75% 12/1/27	250,000	256,816
Camden Property Trust 4.10% 10/15/28	250,000	247,964
Crown Castle, Inc.
3.65% 9/1/27	200,000	198,029
3.80% 2/15/28	100,000	98,740
4.30% 2/15/29	500,000	494,194
5.60% 6/1/29	250,000	255,566
CubeSmart LP 4.38% 2/15/29	250,000	247,932
Digital Realty Trust LP
4.45% 7/15/28	250,000	249,127
LVIP State Street Short-Term Bond Index Fund-13

LVIP State Street Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Digital Realty Trust LP (continued)
5.55% 1/15/28	250,000	$253,554
Equinix, Inc.
1.55% 3/15/28	250,000	237,638
2.00% 5/15/28	250,000	238,621
ERP Operating LP 3.25% 8/1/27	150,000	148,252
Essex Portfolio LP 4.00% 3/1/29	200,000	196,712
Extra Space Storage LP 5.70% 4/1/28	250,000	254,350
Federal Realty OP LP
3.25% 7/15/27	150,000	148,045
5.38% 5/1/28	100,000	101,347
GLP Capital LP/GLP Financing II, Inc.
5.30% 1/15/29	250,000	251,172
5.75% 6/1/28	150,000	151,672
Healthcare Realty Holdings LP 3.75% 7/1/27	250,000	248,420
Mid-America Apartments LP 4.20% 6/15/28	200,000	198,935
Omega Healthcare Investors, Inc. 4.75% 1/15/28	250,000	249,905
Public Storage Operating Co.
1.85% 5/1/28	150,000	143,213
3.39% 5/1/29	250,000	243,063
Realty Income Corp.
2.20% 6/15/28	200,000	191,398
3.40% 1/15/28	250,000	245,877
3.95% 2/1/29	250,000	246,278
4.70% 12/15/28	250,000	250,626
4.75% 2/15/29	250,000	251,072
Rexford Industrial Realty LP 5.00% 6/15/28	100,000	100,511
Simon Property Group LP 1.75% 2/1/28	250,000	239,852
Store Capital LLC 4.50% 3/15/28	150,000	149,119
Tanger Properties LP 3.88% 7/15/27	200,000	198,696
UDR, Inc. 3.50% 1/15/28	250,000	245,993
Ventas Realty LP 4.00% 3/1/28	200,000	198,009
VICI Properties LP 4.75% 4/1/28	130,000	129,877
Welltower OP LLC 2.05% 1/15/29	250,000	235,350
Weyerhaeuser Co. 6.95% 10/1/27	250,000	256,986
		10,606,355
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail–2.18%
AutoNation, Inc. 3.80% 11/15/27	250,000	$246,837
AutoZone, Inc. 3.75% 4/18/29	250,000	244,323
Best Buy Co., Inc. 4.45% 10/1/28	250,000	249,429
Darden Restaurants, Inc. 4.35% 10/15/27	325,000	323,958
Dollar General Corp. 5.20% 7/5/28	250,000	252,686
Dollar Tree, Inc. 4.20% 5/15/28	250,000	248,045
Genuine Parts Co. 6.50% 11/1/28	250,000	257,989
Home Depot, Inc.
2.95% 6/15/29	1,000,000	960,960
3.75% 9/15/28	90,000	88,992
4.90% 4/15/29	300,000	303,961
Lowe's Cos., Inc.
1.70% 9/15/28	250,000	235,248
3.65% 4/5/29	350,000	341,830
3.95% 10/15/27	190,000	188,824
4.00% 10/15/28	150,000	148,129
6.50% 3/15/29	200,000	209,963
McDonald's Corp.
3.50% 7/1/27	250,000	247,936
4.80% 8/14/28	500,000	503,337
O'Reilly Automotive, Inc. 3.60% 9/1/27	200,000	198,020
Starbucks Corp.
3.50% 3/1/28	250,000	246,218
4.50% 5/15/28	67,000	66,987
Target Corp. 4.35% 6/15/28	440,000	440,176
Walmart, Inc.
1.50% 9/22/28	250,000	235,733
3.70% 6/26/28	250,000	247,677
3.90% 4/15/28	250,000	248,825
4.00% 4/30/29	115,000	114,116
		6,850,199
Semiconductors–2.29%
Advanced Micro Devices, Inc. 4.32% 3/24/28	500,000	500,214
Analog Devices, Inc.
1.70% 10/1/28	500,000	470,851
4.25% 6/15/28	190,000	189,392
Broadcom, Inc.
1.95% 2/15/28	500,000	481,052
4.00% 4/15/29	250,000	246,187
Intel Corp.
1.60% 8/12/28	250,000	235,225
3.75% 8/5/27	250,000	248,061
4.88% 2/10/28	500,000	501,727
KLA Corp. 4.10% 3/15/29	200,000	198,134
Lam Research Corp. 4.00% 3/15/29	350,000	346,130
LVIP State Street Short-Term Bond Index Fund-14

LVIP State Street Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Marvell Technology, Inc.
2.45% 4/15/28	250,000	$240,779
5.75% 2/15/29	250,000	256,338
Microchip Technology, Inc.
4.90% 3/15/28	250,000	251,247
5.05% 3/15/29	250,000	251,938
NVIDIA Corp.
1.55% 6/15/28	250,000	236,938
4.25% 6/15/28	500,000	498,975
4.35% 6/15/29	500,000	498,493
NXP BV/NXP Funding LLC 5.55% 12/1/28	350,000	356,327
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30% 8/19/28	20,000	19,852
QUALCOMM, Inc. 1.30% 5/20/28	250,000	236,272
Texas Instruments, Inc.
2.90% 11/3/27	500,000	491,580
4.60% 2/8/29	250,000	251,731
TSMC Arizona Corp. 4.13% 4/22/29	200,000	198,609
		7,206,052
Shipbuilding–0.08%
Huntington Ingalls Industries, Inc. 2.04% 8/16/28	250,000	236,652
		236,652
Software–2.56%
Adobe, Inc. 4.75% 1/17/28	250,000	251,491
Atlassian Corp. 5.25% 5/15/29	250,000	250,614
Concentrix Corp.
6.50% 3/1/29	250,000	241,008
6.60% 8/2/28	250,000	249,350
Fidelity National Information Services, Inc.
3.75% 5/21/29	500,000	485,808
4.55% 3/10/29	750,000	744,183
Fiserv, Inc.
4.20% 10/1/28	500,000	493,100
5.45% 3/2/28	250,000	252,447
Oracle Corp.
2.30% 3/25/28	750,000	717,787
3.25% 11/15/27	250,000	245,011
4.55% 2/4/29	1,155,000	1,138,614
Roper Technologies, Inc. 4.20% 9/15/28	250,000	248,016
Salesforce, Inc.
1.50% 7/15/28	500,000	470,668
4.50% 3/15/28	500,000	499,369
4.65% 3/15/29	1,350,000	1,349,300
Take-Two Interactive Software, Inc. 4.95% 3/28/28	250,000	251,091
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Workday, Inc. 3.70% 4/1/29	150,000	$145,742
		8,033,599
Telecommunications–1.93%
AT&T, Inc.
1.65% 2/1/28	600,000	573,375
4.35% 3/1/29	750,000	745,089
British Telecommunications Ltd. 5.13% 12/4/28	350,000	352,729
Cisco Systems, Inc.
4.55% 2/24/28	565,000	567,071
4.85% 2/26/29	250,000	252,655
Motorola Solutions, Inc. 4.60% 5/23/29	250,000	249,282
Rogers Communications, Inc. 5.00% 2/15/29	250,000	251,517
Sprint Capital Corp. 6.88% 11/15/28	500,000	523,828
TELUS Corp. 3.70% 9/15/27	200,000	197,646
T-Mobile USA, Inc.
2.05% 2/15/28	250,000	240,221
2.40% 3/15/29	200,000	188,776
2.63% 2/15/29	250,000	237,725
3.38% 4/15/29	250,000	241,691
4.95% 3/15/28	350,000	352,178
Verizon Communications, Inc.
2.10% 3/22/28	500,000	479,840
3.88% 2/8/29	500,000	492,287
4.33% 9/21/28	124,000	123,622
		6,069,532
Toys Games Hobby–0.06%
Hasbro, Inc. 3.50% 9/15/27	200,000	197,665
		197,665
Transportation–0.67%
Canadian National Railway Co. 4.35% 5/12/29	60,000	59,619
Canadian Pacific Railway Co. 4.00% 3/15/29	50,000	49,261
CSX Corp. 4.25% 3/15/29	250,000	248,157
Fedex Freight Holding Co., Inc. 4.30% 3/15/29	200,000	197,296
GXO Logistics, Inc. 6.25% 5/6/29	250,000	258,446
Kirby Corp. 4.20% 3/1/28	250,000	247,697
Ryder System, Inc.
5.65% 3/1/28	250,000	254,386
6.30% 12/1/28	350,000	362,756
Union Pacific Corp. 3.70% 3/1/29	250,000	245,442
United Parcel Service, Inc. 3.40% 3/15/29	200,000	194,816
		2,117,876
LVIP State Street Short-Term Bond Index Fund-15

LVIP State Street Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Water–0.04%
American Water Capital Corp. 4.63% 6/1/29	135,000	$135,073
		135,073
Total Corporate Bonds (Cost $309,264,220)		307,914,666

	Number of Shares
MONEY MARKET FUND–4.40%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	13,820,040	13,820,040
Total Money Market Fund (Cost $13,820,040)		13,820,040

TOTAL INVESTMENTS–102.38% (Cost $323,084,260)	$321,734,706

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.38%)	(7,493,735)
NET ASSETS APPLICABLE TO 31,273,777 SHARES OUTSTANDING–100.00%	$314,240,971
NET ASSET VALUE PER SHARE–LVIP STATE STREET SHORT-TERM BOND INDEX FUND STANDARD CLASS ($27,072,159 / 2,683,573 Shares)	$10.088
NET ASSET VALUE PER SHARE–LVIP STATE STREET SHORT-TERM BOND INDEX FUND SERVICE CLASS ($287,168,812 / 28,590,204 Shares)	$10.044
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$317,104,999
Distributable earnings/(accumulated loss)	(2,864,028)
TOTAL NET ASSETS	$314,240,971

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.

★Includes $8,949 expense reimbursement receivable from Lincoln Financial Investments Corporation, $11,226,103 payable for securities purchased, $21,740 payable for fund shares redeemed, $28,691 other accrued expenses payable, $138,177 due to manager and affiliates,
$21,068 payable for audit fee and $9,581 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Short-Term Bond Index Fund-16

LVIP State Street Short-Term Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $(553))	$6,826,127
Dividends	46,729
6,872,856
EXPENSES:
Management fees	430,357
Distribution fees-Service Class	353,790
Shareholder servicing fees	44,573
Accounting and administration expenses	35,215
Pricing fees	30,561
Professional fees	29,035
Index fees	19,084
Reports and statements to shareholders	5,636
Trustees’ fees and expenses	4,360
Consulting fees	2,400
Custodian fees	1,744
Other	5,587
962,342
Less:
Expenses reimbursed	(51,393)
Total operating expenses	910,949
NET INVESTMENT INCOME	5,961,907
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,005,697
Net change in unrealized appreciation (depreciation) of investments	(4,264,259)
NET REALIZED AND UNREALIZED LOSS	(3,258,562)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,703,345
See accompanying notes, which are an integral part of the financial statements.

LVIP State Street Short-Term Bond Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,961,907	$12,325,656
Net realized gain	1,005,697	1,290,030
Net change in unrealized appreciation (depreciation)	(4,264,259)	1,419,774
Net increase in net assets resulting from operations	2,703,345	15,035,460
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(966,184)
Service Class	—	(10,788,646)
	—	(11,754,830)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,357,409	8,050,043
Service Class	52,373,274	99,338,014
Reinvestment of dividends and distributions:
Standard Class	—	966,184
Service Class	—	10,788,646
	58,730,683	119,142,887
Cost of shares redeemed:
Standard Class	(3,570,154)	(32,545,241)
Service Class	(50,364,298)	(87,515,370)
	(53,934,452)	(120,060,611)
Increase (decrease) in net assets derived from capital share transactions	4,796,231	(917,724)
NET INCREASE IN NET ASSETS	7,499,576	2,362,906
NET ASSETS:
Beginning of period	306,741,395	304,378,489
End of period	$314,240,971	$306,741,395
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Short-Term Bond Index Fund-17

LVIP State Street Short-Term Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Short-Term Bond Index Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.990	$9.869	$9.874	$9.685	$10.227	$10.429
Income (loss) from investment operations:
Net investment income[2]	0.204	0.446	0.459	0.340	0.136	0.086
Net realized and unrealized gain (loss)	(0.106)	0.095	0.025	0.159	(0.489)	(0.140)
Total from investment operations	0.098	0.541	0.484	0.499	(0.353)	(0.054)
Less dividends and distributions from:
Net investment income	—	(0.420)	(0.488)	(0.310)	(0.138)	(0.099)
Net realized gain	—	—	—	—	(0.051)	(0.049)
Return of capital	—	—	(0.001)	—	—	—
Total dividends and distributions	—	(0.420)	(0.489)	(0.310)	(0.189)	(0.148)
Net asset value, end of period	$10.088	$9.990	$9.869	$9.874	$9.685	$10.227
Total return[3]	0.98%	5.52%	4.88%	5.17%	(3.45% )	(0.52% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,072	$24,039	$47,290	$65,694	$65,787	$82,628
Ratio of expenses to average net assets	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.40%	0.40%	0.40%	0.39%	0.39%
Ratio of net investment income to average net assets	4.11%	4.41%	4.56%	3.45%	1.38%	0.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.08%	4.37%	4.52%	3.41%	1.35%	0.80%
Portfolio turnover	33%	54%	57%	51%	59%	50%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Short-Term Bond Index Fund-18

LVIP State Street Short-Term Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Short-Term Bond Index Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.959	$9.840	$9.849	$9.662	$10.205	$10.408
Income (loss) from investment operations:
Net investment income[2]	0.191	0.419	0.433	0.314	0.111	0.060
Net realized and unrealized gain (loss)	(0.106)	0.096	0.023	0.158	(0.488)	(0.140)
Total from investment operations	0.085	0.515	0.456	0.472	(0.377)	(0.080)
Less dividends and distributions from:
Net investment income	—	(0.396)	(0.464)	(0.285)	(0.115)	(0.074)
Net realized gain	—	—	—	—	(0.051)	(0.049)
Return of capital	—	—	(0.001)	—	—	—
Total dividends and distributions	—	(0.396)	(0.465)	(0.285)	(0.166)	(0.123)
Net asset value, end of period	$10.044	$9.959	$9.840	$9.849	$9.662	$10.205
Total return[3]	0.85%	5.25%	4.63%	4.91%	(3.69% )	(0.77% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$287,169	$282,702	$257,088	$218,013	$202,006	$183,965
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.65%	0.65%	0.65%	0.64%	0.64%
Ratio of net investment income to average net assets	3.86%	4.16%	4.31%	3.20%	1.13%	0.58%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.83%	4.12%	4.27%	3.16%	1.10%	0.55%
Portfolio turnover	33%	54%	57%	51%	59%	50%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Short-Term Bond Index Fund-19

LVIP State Street Short-Term Bond Index Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP State Street Short-Term Bond Index Fund (formerly, LVIP SSGA Short-Term Bond Index Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual
LVIP State Street Short-Term Bond Index Fund-20

LVIP State Street Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.28% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.3625% of the Fund’s average daily net assets for the Standard Class and 0.6125% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$101,111	$109,882	$106,087	$317,080
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$12,155
Legal	2,023
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,698 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP State Street Short-Term Bond Index Fund-21

LVIP State Street Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$8,949
Management fees payable to LFI	71,892
Distribution fees payable to LFD	58,839
Shareholder servicing fees payable to Lincoln Life	7,446
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$109,820,686
Sales	100,570,380
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$323,084,260
Aggregate unrealized appreciation of investments	$254,499
Aggregate unrealized depreciation of investments	(1,604,053)
Net unrealized depreciation of investments	$(1,349,554)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP State Street Short-Term Bond Index Fund-22

LVIP State Street Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$307,914,666	$—	$307,914,666
Money Market Fund	13,820,040	—	—	13,820,040
Total Investments	$13,820,040	$307,914,666	$—	$321,734,706
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	632,963	791,322
Service Class	5,239,465	9,853,879
Shares reinvested:
Standard Class	—	97,143
Service Class	—	1,087,894
	5,872,428	11,830,238
Shares redeemed:
Standard Class	(355,716)	(3,274,151)
Service Class	(5,035,977)	(8,681,455)
	(5,391,693)	(11,955,606)
Net increase (decrease)	480,735	(125,368)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $56,250,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP State Street Short-Term Bond Index Fund-23

LVIP State Street Short-Term Bond Index Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP State Street Short-Term Bond Index Fund-24

LVIP State Street Small-Cap Index Fund
(formerly, LVIP SSGA Small-Cap Index Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP State Street Small-Cap Index Fund

LVIP State Street Small-Cap Index Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.80%
Aerospace & Defense–1.83%
†AAR Corp.	27,598	$3,944,582
†AerSale Corp.	23,500	148,520
†Aevex Corp. Class A	13,300	277,837
†AIRO Group Holdings, Inc.	17,000	125,630
†Archer Aviation, Inc. Class A	450,900	2,132,757
†Astronics Corp.	26,046	2,095,243
†Beta Technologies, Inc. Class A	22,100	370,175
Cadre Holdings, Inc.	22,500	641,475
†Ducommun, Inc.	9,600	1,778,016
†Eve Holding, Inc.	58,400	146,584
†Firefly Aerospace, Inc.	56,500	1,661,100
†Innovative Solutions & Support, Inc.	10,900	196,200
†Intuitive Machines, Inc.	90,500	1,935,795
†Mercury Systems, Inc.	38,900	4,758,637
Moog, Inc. Class A	19,881	8,426,363
National Presto Industries, Inc.	3,872	483,961
Park Aerospace Corp.	11,788	449,830
†Red Cat Holdings, Inc.	79,300	844,545
†Redwire Corp.	134,200	1,641,266
†Satellogic, Inc. Class A	69,000	394,680
†Sidus Space, Inc. Class A	61,500	172,815
†Starfighters Space, Inc.	23,600	125,552
†Swarmer, Inc.	2,700	119,637
†TAT Technologies Ltd.	8,600	414,778
†V2X, Inc.	20,800	1,550,848
†Virgin Galactic Holdings, Inc.	71,500	206,635
†Voyager Technologies, Inc. Class A	36,900	1,190,025
VSE Corp.	19,566	4,470,831
†York Space Systems, Inc.	13,800	339,756
		41,044,073
Air Freight & Logistics–0.10%
†Forward Air Corp.	14,639	197,773
Hub Group, Inc. Class A	42,688	1,869,307
†Radiant Logistics, Inc.	26,676	252,355
		2,319,435
Automobile Components–1.17%
†Adient PLC	56,200	1,032,956
†Cooper-Standard Holdings, Inc.	10,900	294,845
Dana, Inc.	78,272	2,129,781
†Dauch Corp.	168,484	913,183
†Dorman Products, Inc.	19,073	2,602,511
†Fox Factory Holding Corp.	30,504	516,890
Garrett Motion, Inc.	120,600	4,369,338
†Gentherm, Inc.	21,964	749,192
†Goodyear Tire & Rubber Co.	200,016	1,320,106
†Holley, Inc.	43,600	111,180
LCI Industries	16,643	1,762,161
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†Motorcar Parts of America, Inc.	7,100	$108,772
Patrick Industries, Inc.	22,956	2,060,990
Phinia, Inc.	26,200	2,158,094
†Solid Power, Inc.	146,100	378,399
Standard Motor Products, Inc.	15,451	602,126
†Stoneridge, Inc.	21,000	153,720
†Strattec Security Corp.	2,800	228,060
†Versigent PLC	49,900	2,096,299
Visteon Corp.	18,500	1,835,385
†XPEL, Inc.	18,164	900,934
		26,324,922
Automobiles–0.13%
Harley-Davidson, Inc.	72,700	1,778,242
†Livewire Group, Inc.	12,100	13,552
†Lucid Group, Inc.	91,600	612,804
Winnebago Industries, Inc.	18,173	567,724
		2,972,322
Banks–10.37%
1st Source Corp.	12,834	1,046,998
ACNB Corp.	6,900	409,722
Amalgamated Financial Corp.	11,900	546,210
Amerant Bancorp, Inc.	24,600	627,792
Ameris Bancorp	45,712	4,125,965
Ames National Corp.	5,900	174,699
Arrow Financial Corp.	10,979	450,029
Associated Banc-Corp.	100,200	3,083,154
Atlantic Union Bankshares Corp.	99,837	4,224,103
†Avidbank Holdings, Inc.	6,800	224,604
Avidia Bancorp, Inc.	13,300	279,167
†Axos Financial, Inc.	38,260	3,726,141
Banc of California, Inc.	108,930	2,225,440
BancFirst Corp.	15,386	1,709,846
†Bancorp, Inc.	28,447	1,781,920
Bank First Corp.	7,400	1,097,790
Bank of Hawaii Corp.	28,200	2,298,018
Bank of Marin Bancorp	9,598	265,865
Bank of NT Butterfield & Son Ltd.	28,600	1,701,700
Bank7 Corp.	2,900	141,955
BankUnited, Inc.	52,700	2,553,315
Bankwell Financial Group, Inc.	4,700	276,125
Banner Corp.	24,019	1,595,822
Bar Harbor Bankshares	11,268	425,480
BayCom Corp.	6,100	200,690
BCB Bancorp, Inc.	12,200	130,784
Beacon Financial Corp.	60,247	1,834,521
Blue Ridge Bankshares, Inc.	50,000	176,500
LVIP State Street Small-Cap Index Fund-1

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Bridgewater Bancshares, Inc.	14,900	$313,496
Burke & Herbert Financial Services Corp.	10,561	758,913
Business First Bancshares, Inc.	22,700	697,571
†BV Financial, Inc.	4,400	93,192
Byline Bancorp, Inc.	22,100	832,286
C&F Financial Corp.	1,900	152,000
California BanCorp	18,817	392,146
Camden National Corp.	12,155	659,044
Capital Bancorp, Inc.	7,700	270,424
Capital City Bank Group, Inc.	8,984	443,989
Capitol Federal Financial, Inc.	87,300	742,923
Carter Bankshares, Inc.	15,919	541,405
Cathay General Bancorp	46,403	2,876,522
CB Financial Services, Inc.	3,100	117,490
Central Pacific Financial Corp.	17,430	665,826
CF Bankshares, Inc.	3,900	127,803
†Chain Bridge Bancorp, Inc. Class A	1,400	58,870
Chemung Financial Corp.	2,400	178,992
ChoiceOne Financial Services, Inc.	9,900	336,600
Citizens & Northern Corp.	10,213	238,065
Citizens Community Bancorp, Inc.	6,900	161,391
Citizens Financial Services, Inc.	3,362	243,543
City Holding Co.	9,997	1,326,002
Civista Bancshares, Inc.	15,000	423,300
CNB Financial Corp.	21,108	711,551
†Coastal Financial Corp.	9,400	728,594
CoastalSouth Bancshares, Inc.	6,100	163,785
Colony Bankcorp, Inc.	15,100	303,359
†Columbia Financial, Inc.	18,200	386,204
Commercial Bancgroup, Inc.	6,400	206,656
Community Bancorp/VT	3,800	148,580
Community Financial System, Inc.	37,828	2,539,015
Community Trust Bancorp, Inc.	11,530	834,311
Community West Bancshares	17,622	473,327
ConnectOne Bancorp, Inc.	34,680	1,159,699
†Customers Bancorp, Inc.	22,080	1,746,528
CVB Financial Corp.	118,918	2,681,601
Dime Commercial Bancshares, Inc.	29,063	1,181,411
Eagle Bancorp Montana, Inc.	3,800	90,934
Eagle Bancorp, Inc.	20,546	583,301
Eagle Financial Services, Inc.	3,000	124,380
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Eastern Bankshares, Inc.	151,704	$3,373,897
†ECB Bancorp, Inc.	5,800	116,464
Enterprise Financial Services Corp.	26,070	1,717,492
Equity Bancshares, Inc. Class A	12,500	612,375
Esquire Financial Holdings, Inc.	5,200	619,372
Farmers & Merchants Bancorp, Inc.	8,600	262,988
Farmers National Banc Corp.	42,412	619,215
†FB Bancorp, Inc.	8,500	128,010
FB Financial Corp.	31,431	1,739,706
Fidelity D&D Bancorp, Inc.	3,600	185,112
Financial Institutions, Inc.	13,167	513,118
†Finwise Bancorp	7,100	102,950
First BanCorp	108,635	2,832,114
First Bancorp, Inc.	7,480	260,454
First Bancorp/Southern Pines NC	28,909	1,848,152
First Bank	13,600	241,128
First Busey Corp.	58,096	1,713,832
First Business Financial Services, Inc.	5,700	360,069
First Capital, Inc.	2,300	148,672
First Commonwealth Financial Corp.	72,839	1,480,817
First Community Bankshares, Inc.	10,734	476,804
First Community Corp.	6,500	212,420
First Financial Bancorp	75,253	2,545,809
First Financial Bankshares, Inc.	92,284	3,193,026
First Financial Corp.	7,669	593,887
First Internet Bancorp	6,000	166,800
First Interstate BancSystem, Inc. Class A	63,643	2,454,074
First Merchants Corp.	45,043	1,967,929
First Mid Bancshares, Inc.	17,513	842,200
First National Corp.	5,200	156,104
†First Northern Community Bancorp	11,100	199,134
First United Corp.	4,100	180,851
†First Western Financial, Inc.	5,900	189,449
†Firstsun Capital Bancorp	17,800	690,284
Five Star Bancorp	10,500	511,245
Flagstar Bank NA	213,866	3,195,158
Franklin Financial Services Corp.	2,900	181,540
FS Bancorp, Inc.	4,500	195,300
Fulton Financial Corp.	134,865	3,262,384
FVCBankcorp, Inc.	10,550	184,625
†GBank Financial Holdings, Inc.	5,700	172,767
LVIP State Street Small-Cap Index Fund-2

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
German American Bancorp, Inc.	26,477	$1,256,598
Glacier Bancorp, Inc.	91,810	4,735,560
Great Southern Bancorp, Inc.	5,470	428,903
Greene County Bancorp, Inc.	5,100	171,309
Hancock Whitney Corp.	57,233	4,276,450
Hanmi Financial Corp.	21,342	691,481
Hanover Bancorp, Inc.	2,100	48,972
Hawthorn Bancshares, Inc.	4,300	168,990
HBT Financial, Inc.	11,700	374,283
Heritage Financial Corp.	29,555	875,419
Hilltop Holdings, Inc.	28,075	1,088,749
Hingham Institution For Savings	1,040	319,436
Home Bancorp, Inc.	4,674	320,262
Home BancShares, Inc.	130,328	3,720,864
HomeTrust Bancshares, Inc.	10,041	500,946
Hope Bancorp, Inc.	88,658	1,212,841
Horizon Bancorp, Inc.	36,482	728,910
Independent Bank Corp.	47,403	3,358,231
International Bancshares Corp.	38,564	2,928,936
Investar Holding Corp.	9,300	278,628
Isabella Bank Corp.	5,100	201,450
John Marshall Bancorp, Inc.	9,300	202,740
Kearny Financial Corp.	38,637	365,506
Lakeland Financial Corp.	17,617	1,087,321
Landmark Bancorp, Inc.	3,580	109,942
LCNB Corp.	8,400	147,756
Live Oak Bancshares, Inc.	25,900	1,057,756
MainStreet Bancshares, Inc.	4,400	108,636
Mechanics Bancorp Class A	25,229	401,141
Mercantile Bank Corp.	12,233	702,419
Meridian Corp.	5,800	116,174
Metrocity Bankshares, Inc.	16,700	599,363
Metropolitan Bank Holding Corp.	7,900	780,204
Mid Penn Bancorp, Inc.	15,500	540,020
Midland States Bancorp, Inc.	13,004	404,945
MVB Financial Corp.	7,500	217,575
National Bank Holdings Corp. Class A	30,952	1,375,197
National Bankshares, Inc.	4,100	148,953
NB Bancorp, Inc.	26,539	560,769
NBT Bancorp, Inc.	36,639	1,808,867
Nicolet Bankshares, Inc.	14,147	2,339,772
Northeast Bank	5,400	715,662
Northeast Community Bancorp, Inc.	8,300	230,242
Northfield Bancorp, Inc.	24,756	364,656
Northpointe Bancshares, Inc.	15,100	289,618
Northrim BanCorp, Inc.	14,000	388,360
Northwest Bancshares, Inc.	105,303	1,596,394
Norwood Financial Corp.	7,500	241,125
Oak Valley Bancorp	4,900	165,351
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
OceanFirst Financial Corp.	60,029	$1,172,366
OFG Bancorp	30,488	1,496,046
Ohio Valley Banc Corp.	2,700	117,261
Old National Bancorp	242,251	6,274,301
Old Second Bancorp, Inc.	36,146	842,925
OP Bancorp	6,800	101,932
Orange County Bancorp, Inc.	9,100	334,698
Origin Bancorp, Inc.	21,400	1,094,610
Orrstown Financial Services, Inc.	12,700	518,541
Park National Corp.	11,976	2,191,488
Parke Bancorp, Inc.	6,200	205,592
Pathward Financial, Inc.	15,300	1,332,018
PCB Bancorp	7,400	209,938
Peapack-Gladstone Financial Corp.	10,491	496,539
Peoples Bancorp of North Carolina, Inc.	3,200	137,888
Peoples Bancorp, Inc.	25,340	973,309
Peoples Financial Services Corp.	6,277	416,605
†Pioneer Bancorp, Inc.	8,300	141,681
Plumas Bancorp	4,100	239,604
†Ponce Financial Group, Inc.	13,200	263,208
Preferred Bank	8,146	865,594
Primis Financial Corp.	15,000	245,550
Princeton Bancorp, Inc.	3,500	132,825
Provident Financial Services, Inc.	91,763	2,169,277
QCR Holdings, Inc.	11,800	1,148,730
RBB Bancorp	11,132	305,184
Red River Bancshares, Inc.	3,400	310,352
Renasant Corp.	66,808	2,842,012
Republic Bancorp, Inc. Class A	6,125	553,884
†Rhinebeck Bancorp, Inc.	3,800	65,778
Richmond Mutual BanCorp, Inc.	5,600	88,928
S&T Bancorp, Inc.	26,224	1,287,074
Seacoast Banking Corp. of Florida	69,631	2,315,231
ServisFirst Bancshares, Inc.	37,000	3,209,750
Shore Bancshares, Inc.	20,844	478,370
Sierra Bancorp	8,266	336,922
Simmons First National Corp. Class A	103,870	2,352,656
SmartFinancial, Inc.	10,100	473,892
South Plains Financial, Inc.	11,277	485,870
†Southern First Bancshares, Inc.	6,615	404,177
Southern Missouri Bancorp, Inc.	6,198	472,350
Southside Bancshares, Inc.	19,467	685,044
SR Bancorp, Inc.	4,900	96,432
=†Sterling Bancorp, Inc.	14,600	0
LVIP State Street Small-Cap Index Fund-3

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Stock Yards Bancorp, Inc.	18,832	$1,440,083
Texas Capital Bancshares, Inc.	30,100	3,108,126
†Third Coast Bancshares, Inc.	11,200	452,480
Timberland Bancorp, Inc.	5,000	224,050
Tompkins Financial Corp.	9,759	922,421
Towne Bank	62,537	2,266,341
TriCo Bancshares	21,313	1,147,705
†Triumph Financial, Inc.	16,400	1,251,484
TrustCo Bank Corp.	11,500	631,465
Trustmark Corp.	39,779	1,830,232
UMB Financial Corp.	51,297	7,323,160
United Bankshares, Inc.	96,878	4,439,919
United Community Banks, Inc.	84,196	2,954,438
Unity Bancorp, Inc.	4,900	287,581
Univest Financial Corp.	20,020	875,875
USCB Financial Holdings, Inc.	8,100	165,726
Valley National Bancorp	338,476	4,958,673
Virginia National Bankshares Corp.	3,400	150,892
WaFd, Inc.	52,684	2,021,485
Washington Trust Bancorp, Inc.	13,775	502,512
WesBanco, Inc.	68,175	2,660,870
West BanCorp, Inc.	10,696	283,765
Westamerica BanCorp	16,981	996,275
Western New England Bancorp, Inc.	12,400	177,320
WSFS Financial Corp.	37,436	2,872,464
		233,082,567
Beverages–0.17%
†Boston Beer Co., Inc. Class A	5,300	938,259
MGP Ingredients, Inc.	10,100	176,952
†National Beverage Corp.	17,434	543,941
†Vita Coco Co., Inc.	33,900	2,242,146
		3,901,298
Biotechnology–10.60%
†4D Molecular Therapeutics, Inc.	28,200	375,060
†Abeona Therapeutics, Inc.	29,500	182,310
†Absci Corp.	98,200	1,138,138
†ACADIA Pharmaceuticals, Inc.	91,000	2,302,300
†Achieve Life Sciences, Inc.	56,300	367,639
†Acumen Pharmaceuticals, Inc.	37,300	99,591
†ADC Therapeutics SA	53,800	57,566
†ADMA Biologics, Inc.	163,300	1,366,821
†Agenus, Inc.	31,100	95,166
†Agios Pharmaceuticals, Inc.	41,800	1,551,198
†Akebia Therapeutics, Inc.	183,000	208,620
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Aktis Oncology, Inc.	13,600	$438,328
†Alector, Inc.	59,889	120,377
†Alkermes PLC	116,200	6,088,299
†Allogene Therapeutics, Inc.	191,000	397,280
†Altimmune, Inc.	142,900	434,416
†ALX Oncology Holdings, Inc.	80,800	167,256
†AnaptysBio, Inc.	14,000	945,000
†Anavex Life Sciences Corp.	58,700	152,033
†Anika Therapeutics, Inc.	9,395	137,449
†Annexon, Inc.	111,000	633,810
†Apogee Therapeutics, Inc.	31,100	4,127,903
†Arbutus Biopharma Corp.	102,200	490,560
†Arcturus Therapeutics Holdings, Inc.	17,000	114,240
†Arcus Biosciences, Inc.	63,200	1,948,456
†Arcutis Biotherapeutics, Inc.	80,800	2,118,576
†Ardelyx, Inc.	173,400	884,340
†Armata Pharmaceuticals, Inc.	9,700	62,856
†ArriVent Biopharma, Inc.	26,900	934,506
†ARS Pharmaceuticals, Inc.	40,200	322,002
†Assembly Biosciences, Inc.	7,300	200,604
†Atrium Therapeutics, Inc.	7,850	105,583
†Aura Biosciences, Inc.	27,400	194,540
†Aurinia Pharmaceuticals, Inc.	84,400	1,432,268
†Avalo Therapeutics, Inc.	29,900	552,552
†Beam Therapeutics, Inc.	70,000	2,402,400
†Benitec Biopharma, Inc.	11,300	151,194
†Bicara Therapeutics, Inc.	31,400	932,266
†BioCryst Pharmaceuticals, Inc.	164,686	1,646,860
†Biohaven Ltd.	94,450	1,405,416
†Black Diamond Therapeutics, Inc.	38,400	71,040
†Bright Minds Biosciences, Inc.	5,400	379,080
†C4 Therapeutics, Inc.	73,300	342,311
†Cabaletta Bio, Inc.	82,200	255,642
†CAMP4 Therapeutics Corp.	24,500	107,065
†Candel Therapeutics, Inc.	45,500	468,650
†Canton Strategic Holdings, Inc.	34,500	97,290
†Capricor Therapeutics, Inc.	38,100	917,448
†CareDx, Inc.	36,400	1,037,400
†Caribou Biosciences, Inc.	70,200	123,552
†Cartesian Therapeutics, Inc.	7,126	74,253
†Catalyst Pharmaceuticals, Inc.	81,400	2,558,402
†Celcuity, Inc.	26,400	2,761,968
†Celldex Therapeutics, Inc.	55,200	2,053,992
†Century Therapeutics, Inc.	90,500	221,725
†CG oncology, Inc.	50,900	3,616,445
†Climb Bio, Inc.	25,500	332,520
†Cogent Biosciences, Inc.	115,200	4,458,240
LVIP State Street Small-Cap Index Fund-4

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Coherus Oncology, Inc.	76,805	$107,527
†Compass Therapeutics, Inc.	85,940	188,209
†Corbus Pharmaceuticals Holdings, Inc.	12,700	119,126
†Corvus Pharmaceuticals, Inc.	48,300	721,602
†Crescent Biopharma, Inc.	15,700	282,600
†CRISPR Therapeutics AG	64,200	3,501,468
†Cullinan Therapeutics, Inc.	43,000	783,030
†Cytokinetics, Inc.	91,700	7,811,923
†CytomX Therapeutics, Inc.	127,900	479,625
†Damora Therapeutics, Inc.	37,900	985,779
†Denali Therapeutics, Inc.	103,800	2,669,736
†Design Therapeutics, Inc.	22,300	322,681
†DiaMedica Therapeutics, Inc.	20,900	147,136
†Dianthus Therapeutics, Inc.	32,500	3,168,100
†Disc Medicine, Inc.	20,000	1,462,800
†Dyne Therapeutics, Inc.	96,400	2,141,044
†Editas Medicine, Inc.	61,938	200,679
†Eikon Therapeutics, Inc.	16,200	211,410
†Eledon Pharmaceuticals, Inc.	56,600	223,004
†Emergent BioSolutions, Inc.	36,200	303,356
†Enanta Pharmaceuticals, Inc.	16,700	243,486
†Entrada Therapeutics, Inc.	18,300	134,688
†Erasca, Inc.	138,300	2,533,656
†Evommune, Inc.	9,300	123,597
†Fennec Pharmaceuticals, Inc.	17,300	185,975
†First Tracks Biotherapeutics, Inc.	17,000	342,040
†Foghorn Therapeutics, Inc.	20,000	97,600
†Forte Biosciences, Inc.	14,100	299,625
†Galectin Therapeutics, Inc.	35,800	166,112
†Generate Biomedicines, Inc.	17,700	298,599
†Geron Corp.	366,294	468,856
†GRAIL, Inc.	29,200	1,993,484
†Greenwich Lifesciences, Inc.	4,700	110,262
†Gyre Therapeutics, Inc.	5,500	36,245
†Heron Therapeutics, Inc.	118,392	50,530
†Hyperliquid Strategies, Inc.	89,500	704,365
†Ideaya Biosciences, Inc.	59,200	2,206,384
†Immix Biopharma, Inc.	29,800	307,238
†Immuneering Corp. Class A	39,700	198,103
†ImmunityBio, Inc.	266,900	2,336,709
†Immunome, Inc.	74,600	1,580,774
†Immunovant, Inc.	60,200	2,319,506
†Inhibikase Therapeutics, Inc.	90,100	182,903
†Inhibrx Biosciences, Inc.	6,800	644,300
†Intellia Therapeutics, Inc.	95,600	1,617,552
†Invivyd, Inc.	158,100	137,926
†Iovance Biotherapeutics, Inc.	282,000	1,173,120
†Ironwood Pharmaceuticals, Inc.	102,872	433,091
†Jade Biosciences, Inc.	20,751	461,087
†Janux Therapeutics, Inc.	28,900	443,904
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Kailera Therapeutics, Inc.	32,900	$724,787
†Karyopharm Therapeutics, Inc.	14,900	145,573
†Keros Therapeutics, Inc.	15,350	164,245
†Kiniksa Pharmaceuticals International PLC	30,000	1,918,500
†Kodiak Sciences, Inc.	27,915	1,087,568
†Korro Bio, Inc.	4,500	59,310
†Krystal Biotech, Inc.	18,126	6,736,890
†Kura Oncology, Inc.	55,399	607,727
†Kymera Therapeutics, Inc.	43,300	4,965,211
†Kyverna Therapeutics, Inc.	30,600	272,646
†Larimar Therapeutics, Inc.	49,400	150,670
†Lexeo Therapeutics, Inc.	42,100	195,976
†Lineage Cell Therapeutics, Inc.	136,900	179,339
†Lyell Immunopharma, Inc.	7,300	102,565
†MacroGenics, Inc.	46,100	212,982
†MannKind Corp.	218,800	932,088
†MapLight Therapeutics, Inc.	5,900	211,456
†MeiraGTx Holdings PLC	43,092	582,173
=†Merrimack Pharmaceuticals, Inc.	1,500	0
†MiMedx Group, Inc.	79,800	307,230
†Mineralys Therapeutics, Inc.	40,700	1,098,086
†Minerva Neurosciences, Inc.	26,100	144,855
†Mirum Pharmaceuticals, Inc.	32,800	3,839,896
†Monopar Therapeutics, Inc.	3,000	277,770
†Monte Rosa Therapeutics, Inc.	52,500	1,270,500
†Myriad Genetics, Inc.	64,000	365,440
†Neurogene, Inc.	7,100	223,295
†Nkarta, Inc.	35,300	99,899
†Novavax, Inc.	108,300	1,020,186
†Nurix Therapeutics, Inc.	66,600	1,615,716
†Nuvalent, Inc. Class A	37,131	4,585,678
†Nuvectis Pharma, Inc.	12,300	226,197
†Ocugen, Inc.	246,800	377,604
†Olema Pharmaceuticals, Inc.	55,900	699,309
†OnKure Therapeutics, Inc. Class A	20,500	93,480
†Opus Genetics, Inc.	40,000	164,400
†Organogenesis Holdings, Inc.	47,400	115,182
†ORIC Pharmaceuticals, Inc.	53,500	579,405
†Oruka Therapeutics, Inc.	34,695	3,301,923
†Ovid therapeutics, Inc.	111,400	299,666
†Palisade Bio, Inc.	108,700	227,183
†Palvella Therapeutics, Inc.	7,800	1,191,996
†Perspective Therapeutics, Inc.	75,600	257,796
†Praxis Precision Medicines, Inc.	17,420	5,832,042
†Precigen, Inc.	137,400	783,180
†Precision BioSciences, Inc.	18,200	143,052
†Prelude Therapeutics, Inc.	21,700	115,661
LVIP State Street Small-Cap Index Fund-5

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Prime Medicine, Inc.	66,200	$244,278
†ProKidney Corp.	58,400	119,136
†Protagonist Therapeutics, Inc.	42,600	5,221,908
†Protalix BioTherapeutics, Inc.	50,400	117,432
†Protara Therapeutics, Inc.	25,700	98,174
†Prothena Corp. PLC	27,600	270,204
†PTC Therapeutics, Inc.	57,324	4,675,919
†Puma Biotechnology, Inc.	31,000	251,410
†Recursion Pharmaceuticals, Inc. Class A	362,600	1,330,742
†REGENXBIO, Inc.	32,100	384,558
†Relay Therapeutics, Inc.	114,200	2,136,682
†Replimune Group, Inc.	56,476	625,189
†Rezolute, Inc.	48,800	253,760
†Rhythm Pharmaceuticals, Inc.	38,100	4,230,243
†Rigel Pharmaceuticals, Inc.	11,706	457,939
†Rocket Pharmaceuticals, Inc.	57,300	195,966
†SAB Biotherapeutics, Inc.	32,800	127,920
†Sagimet Biosciences, Inc. Class A	42,600	329,298
†Sana Biotechnology, Inc.	131,900	460,331
†Sarepta Therapeutics, Inc.	73,800	1,326,186
†Savara, Inc.	109,100	672,056
†Scholar Rock Holding Corp.	77,200	4,246,000
†SELLAS Life Sciences Group, Inc.	130,100	1,920,276
†Shattuck Labs, Inc.	44,600	309,524
†Sionna Therapeutics, Inc.	13,200	580,668
†Solid Biosciences, Inc.	56,300	562,437
†Spruce Biosciences, Inc.	2,100	113,400
†Spyre Therapeutics, Inc.	51,500	4,572,170
†Stoke Therapeutics, Inc.	39,000	1,276,080
†Surrozen, Inc.	5,500	142,725
†Sutro Biopharma, Inc.	11,500	381,800
†Syndax Pharmaceuticals, Inc.	63,106	1,379,497
†Tango Therapeutics, Inc.	96,900	3,029,094
†Taysha Gene Therapies, Inc.	170,100	1,158,381
†Tectonic Therapeutic, Inc.	7,800	268,125
†Tenax Therapeutics, Inc.	18,400	267,720
†TG Therapeutics, Inc.	100,800	5,537,952
†Tonix Pharmaceuticals Holding Corp.	7,600	96,976
†Travere Therapeutics, Inc.	61,600	3,499,496
†TriSalus Life Sciences, Inc.	35,700	162,435
†Twist Bioscience Corp.	42,900	4,413,552
†Tyra Biosciences, Inc.	26,200	836,828
†Ultragenyx Pharmaceutical, Inc.	68,300	2,280,537
†Unicycive Therapeutics, Inc.	18,300	85,827
†Upstream Bio, Inc.	23,300	161,236
†UroGen Pharma Ltd.	30,200	1,111,360
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Vanda Pharmaceuticals, Inc.	37,981	$232,444
†Vaxcyte, Inc.	91,200	5,301,456
†Vera Therapeutics, Inc.	45,200	1,939,532
†Veracyte, Inc.	55,800	3,277,134
†Verastem, Inc.	58,800	224,616
†Vericel Corp.	36,500	1,623,885
†Vir Biotechnology, Inc.	87,400	890,606
†Viridian Therapeutics, Inc.	64,000	1,175,680
†Vor BioPharma, Inc.	29,300	539,413
†Voyager Therapeutics, Inc.	34,100	119,350
†Whitehawk Therapeutics, Inc.	25,000	114,500
†X4 Pharmaceuticals, Inc.	59,100	275,997
†Xencor, Inc.	47,500	764,750
†Xenon Pharmaceuticals, Inc.	67,700	4,086,372
†XOMA Royalty Corp.	6,200	263,500
†Z Squared, Inc.	31,600	334,328
†Zenas Biopharma, Inc.	20,400	517,752
†Zentalis Pharmaceuticals, Inc.	37,500	181,875
†Zura Bio Ltd.	43,400	256,060
†Zymeworks, Inc.	33,400	873,076
		238,247,440
Broadline Retail–0.12%
†1stdibs.com, Inc.	18,700	91,630
†Groupon, Inc.	16,800	404,208
Kohl's Corp.	78,200	1,385,704
†Pattern Group, Inc. Class A	23,200	584,408
†Savers Value Village, Inc.	27,300	275,457
		2,741,407
Building Products–1.18%
Apogee Enterprises, Inc.	15,147	692,824
AZZ, Inc.	21,245	3,294,037
CSW Industrials, Inc.	11,440	3,183,752
†Gibraltar Industries, Inc.	21,456	967,666
Griffon Corp.	27,431	2,675,346
Insteel Industries, Inc.	13,639	411,898
†Janus International Group, Inc.	90,100	500,055
†Masterbrand, Inc.	143,911	1,480,844
Quanex Building Products Corp.	30,652	570,740
†Resideo Technologies, Inc.	97,100	3,019,810
Tecnoglass, Inc.	17,300	809,813
UFP Industries, Inc.	39,510	3,585,137
Zurn Elkay Water Solutions Corp. Class C	104,700	5,290,491
		26,482,413
Capital Markets–1.88%
Acadian Asset Management, Inc.	20,017	1,431,616
†AlTi Global, Inc.	26,600	96,026
LVIP State Street Small-Cap Index Fund-6

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Artisan Partners Asset Management, Inc. Class A	44,100	$1,522,773
†Bakkt, Inc.	21,900	171,039
BGC Group, Inc. Class A	260,400	2,783,676
†BRC Group Holdings, Inc.	17,500	140,700
†Chaince Digital Holdings, Inc.	48,900	213,693
Cohen & Steers, Inc.	20,169	1,535,668
DigitalBridge Group, Inc.	123,650	1,951,197
†Donnelley Financial Solutions, Inc.	16,500	692,175
GCM Grosvenor, Inc. Class A	39,400	484,620
†Gemini Space Station, Inc. Class A	31,100	132,486
†Innventure, Inc.	41,100	208,377
Marex Group PLC	43,000	2,620,850
MarketWise, Inc.	1,280	22,835
†Miami International Holdings, Inc.	52,500	1,950,900
Moelis & Co. Class A	53,200	3,480,344
†Open Lending Corp. Class A	66,100	205,571
Patria Investments Ltd. Class A	44,000	483,120
Perella Weinberg Partners	50,000	798,000
Piper Sandler Cos.	48,772	3,528,166
PJT Partners, Inc. Class A	17,400	2,626,356
Ridgepost Capital, Inc. Class A	37,500	295,125
Silvercrest Asset Management Group, Inc. Class A	5,400	54,594
StepStone Group, Inc. Class A	52,400	2,167,264
†StoneX Group, Inc.	50,493	5,983,420
Value Line, Inc.	700	28,336
Victory Capital Holdings, Inc. Class A	30,360	2,552,062
Virtus Investment Partners, Inc.	4,532	650,342
†Wealthfront Corp.	23,300	208,302
†Webull Corp.	237,800	1,550,456
Westwood Holdings Group, Inc.	5,900	113,044
WisdomTree, Inc.	96,408	1,633,152
		42,316,285
Chemicals–1.86%
AdvanSix, Inc.	19,300	383,684
†Alto Ingredients, Inc.	53,700	306,090
Ashland, Inc.	32,800	2,161,192
†ASP Isotopes, Inc.	83,300	518,126
†Aspen Aerogels, Inc.	44,400	281,496
Avient Corp.	65,902	2,435,738
Balchem Corp.	22,609	3,819,790
Cabot Corp.	36,800	3,342,176
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Chemours Co.	108,500	$2,226,420
†Core Molding Technologies, Inc.	5,800	136,880
†Ecovyst, Inc.	78,400	976,080
†Flotek Industries, Inc.	9,500	223,440
FMC Corp.	90,200	1,037,300
Hawkins, Inc.	13,936	1,980,306
HB Fuller Co.	39,409	2,297,151
Huntsman Corp.	119,000	1,263,780
†Ingevity Corp.	25,253	1,885,641
Innospec, Inc.	17,804	1,449,068
†Intrepid Potash, Inc.	7,100	232,738
Koppers Holdings, Inc.	12,160	545,984
Kronos Worldwide, Inc.	15,689	99,311
†LSB Industries, Inc.	43,000	464,830
Mativ Holdings, Inc.	36,779	278,417
Minerals Technologies, Inc.	22,264	1,646,868
Orion SA	37,795	250,581
†Perimeter Solutions, Inc.	104,878	3,738,901
†PureCycle Technologies, Inc.	103,800	841,818
Quaker Chemical Corp.	9,813	1,558,991
†Rayonier Advanced Materials, Inc.	42,500	334,050
Sensient Technologies Corp.	29,695	3,661,097
Stepan Co.	15,570	867,560
Tronox Holdings PLC	79,100	498,330
Valhi, Inc.	1,400	20,538
		41,764,372
Commercial Services & Supplies–1.53%
ABM Industries, Inc.	41,723	1,845,826
ACCO Brands Corp.	67,024	278,820
†ACV Auctions, Inc. Class A	121,600	874,304
†BrightView Holdings, Inc.	50,600	717,002
Brink's Co.	29,460	2,783,675
†Casella Waste Systems, Inc. Class A	44,134	4,279,674
†Cimpress PLC	12,134	1,234,028
†Civeo Corp.	7,600	266,000
CompX International, Inc.	1,338	33,316
†CoreCivic, Inc.	67,981	2,065,263
Deluxe Corp.	31,940	762,727
Ennis, Inc.	17,962	381,693
†Enviri Corp.	16,633	365,094
†GEO Group, Inc.	88,738	2,622,208
†Healthcare Services Group, Inc.	49,281	1,210,341
HNI Corp.	51,088	2,064,466
Interface, Inc.	41,421	1,484,529
†Liquidity Services, Inc.	17,073	667,896
Millerknoll, Inc.	48,905	1,000,596
NLI Holdings, Inc.	6,336	37,699
†Onterris, Inc.	24,600	497,166
†OPENLANE, Inc.	73,500	3,031,140
LVIP State Street Small-Cap Index Fund-7

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Perma-Fix Environmental Services, Inc.	12,100	$172,909
Pitney Bowes, Inc.	102,500	1,795,800
Quad/Graphics, Inc.	18,100	152,583
UniFirst Corp.	10,267	2,715,211
†Vestis Corp.	66,100	959,772
		34,299,738
Communications Equipment–1.11%
†ADTRAN Holdings, Inc.	54,748	760,997
†Aviat Networks, Inc.	7,300	162,060
†BK Technologies Corp.	1,900	163,362
†Calix, Inc.	41,931	1,564,865
†Clearfield, Inc.	7,200	286,488
†Digi International, Inc.	26,543	1,989,398
†Extreme Networks, Inc.	91,645	2,966,548
†Harmonic, Inc.	78,688	1,284,975
†Inseego Corp.	8,400	86,772
†KVH Industries, Inc.	9,700	96,127
†Lantronix, Inc.	26,700	156,996
†NETGEAR, Inc.	18,234	425,764
†NetScout Systems, Inc.	50,456	2,197,359
†Ondas, Inc.	337,200	2,778,528
†Ribbon Communications, Inc.	65,102	152,339
†Viasat, Inc.	87,900	7,894,299
†Vistance Networks, Inc.	153,800	1,965,564
		24,932,441
Construction & Engineering–1.99%
†Ameresco, Inc. Class A	23,421	646,420
Arcosa, Inc.	34,300	4,983,447
Argan, Inc.	9,524	7,605,390
†Bowman Consulting Group Ltd.	9,400	274,480
†Cardinal Infrastructure Group, Inc. Class A	9,700	913,740
†Centuri Holdings, Inc.	62,600	1,893,024
†Concrete Pumping Holdings, Inc.	14,000	168,700
†Construction Partners, Inc. Class A	33,400	3,966,918
†Fluor Corp.	99,400	5,207,566
Granite Construction, Inc.	30,879	4,881,352
†INNOVATE Corp.	4,400	82,148
†Legence Corp. Class A	41,400	3,528,522
†Limbach Holdings, Inc.	8,000	616,000
†Matrix Service Co.	18,000	246,600
†MYR Group, Inc.	10,834	5,421,334
†NWPX Infrastructure, Inc.	6,748	1,011,795
†Orion Group Holdings, Inc.	28,100	472,642
Tutor Perini Corp.	32,406	2,688,726
		44,608,804
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.20%
†Knife River Corp.	40,000	$3,346,000
†Smith-Midland Corp.	1,900	55,100
†Titan America SA	16,600	309,756
U.S. Lime & Minerals, Inc.	7,835	820,089
		4,530,945
Consumer Finance–1.23%
†Atlanticus Holdings Corp.	3,515	359,409
Bread Financial Holdings, Inc.	28,100	3,044,635
†Consumer Portfolio Services, Inc.	6,000	57,570
†Dave, Inc.	7,200	2,682,648
†Encore Capital Group, Inc.	14,963	1,395,898
†Enova International, Inc.	16,823	4,049,801
FirstCash Holdings, Inc.	28,524	6,170,312
†Green Dot Corp. Class A	36,002	486,387
†Happen, Inc.	81,060	1,681,184
Jefferson Capital, Inc.	14,800	288,156
†LendingTree, Inc.	7,400	327,746
Medallion Financial Corp.	11,600	118,436
Navient Corp.	46,200	393,162
Nelnet, Inc. Class A	10,538	1,405,031
†NerdWallet, Inc. Class A	25,800	238,650
†Oportun Financial Corp.	26,000	148,460
†OppFi, Inc.	19,200	190,656
†PRA Group, Inc.	24,623	467,591
PROG Holdings, Inc.	28,105	1,309,974
Regional Management Corp.	5,543	228,372
†Upstart Holdings, Inc.	60,500	2,143,515
†World Acceptance Corp.	1,601	358,352
		27,545,945
Consumer Staples Distribution & Retail–0.57%
Andersons, Inc.	23,663	1,618,549
†Chefs' Warehouse, Inc.	25,835	2,482,744
†Grocery Outlet Holding Corp.	67,500	673,650
Ingles Markets, Inc. Class A	10,631	941,694
Natural Grocers by Vitamin Cottage, Inc. Class C	7,989	247,819
PriceSmart, Inc.	18,132	3,541,905
†United Natural Foods, Inc.	43,099	1,968,331
Village Super Market, Inc. Class A	6,813	287,372
Weis Markets, Inc.	8,900	696,959
†Yesway, Inc. Class A	11,600	235,480
		12,694,503
Containers & Packaging–0.23%
Ardagh Metal Packaging SA	101,600	481,584
Greif, Inc. Class A	20,917	1,625,106
Myers Industries, Inc.	26,997	953,264
†O-I Glass, Inc.	110,400	1,063,152
LVIP State Street Small-Cap Index Fund-8

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
†Ranpak Holdings Corp.	33,000	$241,230
TriMas Corp.	18,125	816,169
		5,180,505
Distributors–0.06%
†GigaCloud Technology, Inc. Class A	18,200	575,120
Gold.com, Inc.	14,300	595,023
Weyco Group, Inc.	4,500	176,985
		1,347,128
Diversified Consumer Services–1.14%
†American Public Education, Inc.	12,800	687,360
Carriage Services, Inc.	9,635	369,406
†Coursera, Inc.	156,380	881,983
†Covista, Inc.	23,717	2,956,561
†Driven Brands Holdings, Inc.	43,500	606,390
†Frontdoor, Inc.	49,400	3,832,946
Graham Holdings Co. Class B	2,250	2,568,195
†KinderCare Learning Cos., Inc.	20,900	88,825
†Laureate Education, Inc.	84,200	3,058,144
†Lincoln Educational Services Corp.	21,400	1,067,860
Matthews International Corp. Class A	21,610	581,741
†McGraw Hill, Inc.	16,800	159,096
OneSpaWorld Holdings Ltd.	70,900	2,002,216
Perdoceo Education Corp.	45,068	1,442,176
Phoenix Education Partners, Inc.	4,000	131,400
Strategic Education, Inc.	15,635	1,197,954
†Stride, Inc.	29,300	2,526,832
†Universal Technical Institute, Inc.	34,000	1,454,180
		25,613,265
Diversified REITs–0.50%
AH Realty Trust, Inc.	53,200	376,656
Alpine Income Property Trust, Inc.	11,400	236,664
American Assets Trust, Inc.	33,673	831,386
Broadstone Net Lease, Inc.	137,400	2,840,058
CTO Realty Growth, Inc.	23,742	510,690
Essential Properties Realty Trust, Inc.	152,535	4,553,170
Gladstone Commercial Corp.	35,305	434,252
Global Net Lease, Inc.	137,128	1,225,924
Modiv Industrial, Inc.	7,400	128,760
NexPoint Diversified Real Estate Trust	26,535	137,717
		11,275,277
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–0.53%
†Anterix, Inc.	8,200	$844,108
ATN International, Inc.	6,992	185,218
†Bandwidth, Inc. Class A	21,000	1,329,300
Cogent Communications Holdings, Inc.	31,904	442,828
IDT Corp. Class B	11,800	686,288
†Liberty Capital Corp. Class A	26,800	578,760
†Liberty Latin America Ltd. Class A	103,871	810,001
†Lumen Technologies, Inc.	673,400	5,171,712
Shenandoah Telecommunications Co.	36,050	543,634
Uniti Group, Inc.	121,011	1,387,996
		11,979,845
Electric Utilities–0.66%
Genie Energy Ltd. Class B	14,200	205,190
†Hawaiian Electric Industries, Inc.	117,500	1,589,775
MGE Energy, Inc.	26,615	2,170,187
Otter Tail Corp.	27,581	2,481,739
Portland General Electric Co.	81,700	4,234,511
TXNM Energy, Inc.	72,036	4,090,204
		14,771,606
Electrical Equipment–1.36%
Allient, Inc.	10,600	1,091,058
†American Superconductor Corp.	33,400	1,386,434
†Amprius Technologies, Inc.	97,400	1,349,964
†Array Technologies, Inc.	109,800	813,618
Atkore, Inc.	24,200	1,840,168
†Babcock & Wilcox Enterprises, Inc.	94,900	1,338,090
†ChargePoint Holdings, Inc.	18,700	110,517
†Energous Corp.	4,100	98,605
†Energy Vault Holdings, Inc.	99,600	469,116
EnerSys	25,822	6,037,700
†Enovix Corp.	141,100	856,477
†Eos Energy Enterprises, Inc.	243,900	1,434,132
Espey Mfg. & Electronics Corp.	1,800	121,230
†Fluence Energy, Inc.	62,000	1,232,560
†FuelCell Energy, Inc.	38,600	1,389,986
†GrafTech International Ltd.	13,100	77,421
†Hyliion Holdings Corp.	80,200	417,842
LSI Industries, Inc.	23,900	635,262
†NANO Nuclear Energy, Inc.	31,000	655,340
†Net Power, Inc.	15,200	25,384
†NuScale Power Corp.	221,400	2,220,642
†Plug Power, Inc.	940,900	2,549,839
†Power Solutions International, Inc.	5,400	210,006
Preformed Line Products Co.	1,686	692,204
LVIP State Street Small-Cap Index Fund-9

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†SES AI Corp.	187,400	$179,942
†Shoals Technologies Group, Inc. Class A	120,900	1,196,910
†Sunrun, Inc.	161,600	2,162,208
†Tigo Energy, Inc.	31,100	72,463
		30,665,118
Electronic Equipment, Instruments & Components–2.83%
†908 Devices, Inc.	18,100	157,470
†Aeva Technologies, Inc.	20,180	579,570
†Arlo Technologies, Inc.	77,115	1,039,510
Badger Meter, Inc.	20,622	3,059,892
Bel Fuse, Inc. Class A	9,800	3,213,620
Belden, Inc.	27,742	3,326,543
Benchmark Electronics, Inc.	25,466	2,512,730
Climb Global Solutions, Inc.	10,100	234,421
Crane NXT Co.	35,600	1,821,296
CTS Corp.	20,211	1,317,555
†Daktronics, Inc.	26,100	510,516
ePlus, Inc.	18,716	1,557,733
†Evolv Technologies Holdings, Inc.	117,200	679,760
†Forward Industries, Inc.	46,100	194,542
†Frequency Electronics, Inc.	4,300	285,305
†Insight Enterprises, Inc.	20,303	2,472,906
†Itron, Inc.	31,544	2,729,502
†Kimball Electronics, Inc.	16,175	414,080
†Knowles Corp.	59,106	2,451,717
†LightPath Technologies, Inc. Class A	39,600	647,460
†Lightwave Logic, Inc.	114,200	1,080,332
Methode Electronics, Inc.	22,066	418,592
†Mirion Technologies, Inc.	166,600	2,987,138
†M-Tron Industries, Inc.	3,040	301,416
Napco Security Technologies, Inc.	24,800	941,904
†nLight, Inc.	39,500	2,749,990
†Novanta, Inc.	25,063	4,066,221
†OSI Systems, Inc.	11,328	2,477,434
†Ouster, Inc.	43,200	2,700,864
PC Connection, Inc.	7,924	578,373
†Plexus Corp.	18,763	5,641,471
†Powerfleet, Inc. NJ	80,900	309,847
†RF Industries Ltd.	6,300	133,623
Richardson Electronics Ltd.	7,800	148,278
†Rogers Corp.	12,852	2,104,258
†ScanSource, Inc.	15,437	804,113
†SmartRent, Inc.	128,100	152,439
†Unusual Machines, Inc.	32,600	726,980
Vishay Intertechnology, Inc.	85,321	4,588,563
†Vishay Precision Group, Inc.	8,672	1,300,020
†Vuzix Corp.	45,300	131,370
		63,549,354
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–2.38%
Archrock, Inc.	120,902	$4,921,920
Atlas Energy Solutions, Inc.	58,800	976,668
†Borr Drilling Ltd.	170,100	702,513
Bristow Group, Inc.	18,473	763,304
Cactus, Inc. Class A	49,800	2,551,254
Core Laboratories, Inc.	31,600	368,140
Energy Services of America Corp.	8,200	158,588
†Expro Group Holdings NV	59,166	873,882
Flowco Holdings, Inc. Class A	25,800	550,572
†Forum Energy Technologies, Inc.	7,000	351,610
†Helix Energy Solutions Group, Inc.	100,156	875,364
Helmerich & Payne, Inc.	69,500	2,275,430
†HMH Holding, Inc. Class A	7,700	144,298
†Innovex International, Inc.	32,600	808,480
Kodiak Gas Services, Inc.	70,000	5,259,100
Liberty Energy, Inc.	112,122	2,936,475
†Nabors Industries Ltd.	10,214	858,078
†National Energy Services Reunited Corp.	41,500	1,242,095
Natural Gas Services Group, Inc.	8,500	366,690
Noble Corp. PLC	88,635	3,306,086
†Oceaneering International, Inc.	71,100	2,880,972
†Oil States International, Inc.	41,300	330,813
Patterson-UTI Energy, Inc.	242,289	2,224,213
†ProFrac Holding Corp. Class A	14,000	81,340
†ProPetro Holding Corp.	71,000	1,018,140
Ranger Energy Services, Inc. Class A	11,600	185,716
RPC, Inc.	73,400	427,922
†SEACOR Marine Holdings, Inc.	13,700	104,805
†Seadrill Ltd.	45,000	1,701,900
Select Water Solutions, Inc.	80,600	1,610,388
Smart Sand, Inc.	23,100	115,731
Solaris Energy Infrastructure, Inc. Class A	37,000	2,977,020
†TETRA Technologies, Inc.	92,600	1,049,158
†Tidewater, Inc.	34,711	2,312,794
†Transocean Ltd.	680,900	3,329,601
†Valaris Ltd.	39,600	2,874,960
		53,516,020
Entertainment–0.77%
†AMC Entertainment Holdings, Inc. Class A	442,800	841,320
†Atlanta Braves Holdings, Inc. Class A	40,100	2,102,799
Cinemark Holdings, Inc.	75,200	2,386,096
CuriosityStream, Inc.	25,000	66,500
LVIP State Street Small-Cap Index Fund-10

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†IMAX Corp.	32,600	$1,299,436
†Lionsgate Studios Corp.	140,504	2,151,116
†Madison Square Garden Entertainment Corp.	28,172	2,278,833
Marcus Corp.	16,334	383,196
Playtika Holding Corp.	38,900	144,708
†Reservoir Media, Inc.	14,700	145,383
†Sphere Entertainment Co.	19,072	3,300,028
†Starz Entertainment Corp.	8,093	233,564
†Stubhub Holdings, Inc. Class A	157,900	2,032,173
		17,365,152
Financial Services–2.10%
†Acacia Research Corp.	23,100	107,646
Alerus Financial Corp.	15,900	494,490
†Better Home & Finance Holding Co.	6,000	165,000
Bladex, Inc.	21,058	1,294,435
Burford Capital Ltd.	132,800	544,480
Cannae Holdings, Inc.	27,300	393,120
Cass Information Systems, Inc.	8,015	411,330
†Compass Diversified Holdings	43,500	463,710
Dlocal Ltd.	64,800	842,076
Enact Holdings, Inc.	19,700	900,487
Essent Group Ltd.	63,009	4,050,219
EVERTEC, Inc.	44,307	1,230,849
Federal Agricultural Mortgage Corp. Class C	6,674	1,329,928
†Finance of America Cos., Inc. Class A	3,500	96,320
†Flywire Corp.	85,000	1,493,450
HA Sustainable Infrastructure Capital, Inc.	88,900	3,471,545
†International Money Express, Inc.	17,334	250,476
Jackson Financial, Inc. Class A	45,800	4,689,462
†loanDepot, Inc. Class A	59,500	74,375
†Marqeta, Inc. Class A	248,800	1,010,128
Merchants Bancorp	17,014	850,700
†NCR Atleos Corp.	52,300	2,270,343
NewtekOne, Inc.	16,100	238,441
†NMI Holdings, Inc. Class A	54,300	2,231,187
†Onity Group, Inc.	4,600	182,850
Pagseguro Digital Ltd. Class A	115,600	1,046,180
†Paymentus Holdings, Inc. Class A	42,300	1,021,968
†Payoneer Global, Inc.	180,200	1,283,024
†Paysafe Ltd.	21,384	159,739
†Paysign, Inc.	32,400	265,356
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
PennyMac Financial Services, Inc.	21,200	$1,846,520
†Priority Technology Holdings, Inc.	25,400	169,418
Radian Group, Inc.	94,254	3,550,548
†Remitly Global, Inc.	131,400	2,944,674
†Repay Holdings Corp.	48,500	203,700
†Security National Financial Corp. Class A	8,780	85,078
†Sezzle, Inc.	11,600	1,990,908
StoneCo Ltd. Class A	161,500	1,750,660
†Velocity Financial, Inc.	9,200	169,832
Walker & Dunlop, Inc.	23,963	1,310,776
Waterstone Financial, Inc.	10,380	215,177
		47,100,605
Food Products–0.52%
Alico, Inc.	3,900	161,343
B&G Foods, Inc.	46,214	183,932
†BRC, Inc. Class A	36,900	40,959
Cal-Maine Foods, Inc.	30,330	2,443,385
Del Monte Corp.	23,656	660,239
Dole PLC	55,900	766,948
Flowers Foods, Inc.	135,600	1,071,240
†Forafric Global PLC	4,600	46,368
J&J Snack Foods Corp.	10,787	792,305
John B Sanfilippo & Son, Inc.	5,802	498,914
†Lifeway Foods, Inc.	3,500	104,440
Limoneira Co.	12,300	161,499
†Mama's Creations, Inc.	26,900	480,165
Marzetti Co.	13,754	1,570,157
†Mission Produce, Inc.	38,621	455,341
†Once Upon a Farm PBC	9,600	196,608
†Seneca Foods Corp. Class A	2,988	519,733
†Simply Good Foods Co.	59,900	795,472
Utz Brands, Inc.	47,400	364,980
†Vital Farms, Inc.	22,000	255,860
†Westrock Coffee Co.	24,700	200,317
		11,770,205
Gas Utilities–0.99%
Brookfield Infrastructure Corp. Class A	86,978	3,348,653
Chesapeake Utilities Corp.	17,165	2,102,369
New Jersey Resources Corp.	71,097	3,984,276
Northwest Natural Holding Co.	30,419	1,492,356
ONE Gas, Inc.	43,979	3,389,461
RGC Resources, Inc.	6,300	150,570
Southwest Gas Holdings, Inc.	51,122	4,533,499
Spire, Inc.	40,820	3,187,634
		22,188,818
Ground Transportation–0.43%
ArcBest Corp.	15,775	2,264,343
LVIP State Street Small-Cap Index Fund-11

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Covenant Logistics Group, Inc.	11,100	$490,398
FTAI Infrastructure, Inc.	70,700	328,048
Heartland Express, Inc.	24,209	368,461
†Hertz Global Holdings, Inc.	77,500	175,538
Marten Transport Ltd.	42,194	732,066
†PAMT Corp.	4,100	57,441
†Proficient Auto Logistics, Inc.	16,100	109,641
†RXO, Inc.	116,383	3,211,007
Universal Logistics Holdings, Inc.	5,197	76,916
Werner Enterprises, Inc.	42,920	1,871,741
		9,685,600
Health Care Equipment & Supplies–2.69%
Acme United Corp.	2,100	100,212
†Alphatec Holdings, Inc.	88,300	763,795
†AngioDynamics, Inc.	23,792	309,534
†Anteris Technologies Global Corp.	58,400	575,240
†Artivion, Inc.	32,510	730,500
†AtriCure, Inc.	35,403	990,576
†Avanos Medical, Inc.	32,500	808,600
†Axogen, Inc.	37,200	1,718,268
†Beta Bionics, Inc.	29,200	457,564
†Bioventus, Inc. Class A	29,600	279,424
†Butterfly Network, Inc.	149,200	1,256,264
†CapsoVision, Inc.	25,800	195,564
†Carlsmed, Inc.	6,700	69,546
†Ceribell, Inc.	17,400	338,430
†Cerus Corp.	142,983	417,510
†ClearPoint Neuro, Inc.	17,900	319,336
CONMED Corp.	20,422	668,412
†CVRx, Inc.	11,400	58,596
†Delcath Systems, Inc.	20,600	259,354
Dentsply Sirona, Inc.	144,800	1,536,328
†Electromed, Inc.	4,700	198,810
Embecta Corp.	38,100	124,206
†Enovis Corp.	41,300	854,910
†Establishment Labs Holdings, Inc.	19,200	1,647,552
†Glaukos Corp.	39,945	5,582,713
†Haemonetics Corp.	32,700	2,452,500
†Hyperfine, Inc.	60,300	81,405
†ICU Medical, Inc.	17,400	2,550,840
†Inogen, Inc.	14,790	95,396
†Inspire Medical Systems, Inc.	20,600	918,966
†Integer Holdings Corp.	23,725	2,217,101
†Integra LifeSciences Holdings Corp.	48,600	872,856
iRadimed Corp.	6,100	582,916
†IRhythm Holdings, Inc.	23,350	2,777,482
†Kestra Medical Technologies Ltd.	18,000	457,920
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†KORU Medical Systems, Inc.	30,800	$129,360
†Lantheus Holdings, Inc.	45,206	5,015,154
LeMaitre Vascular, Inc.	15,498	1,487,188
†LivaNova PLC	38,696	3,181,972
†Lucid Diagnostics, Inc.	113,100	121,017
†Merit Medical Systems, Inc.	41,141	2,852,717
†MiniMed Group, Inc.	20,900	312,455
†Neogen Corp.	156,850	1,410,081
†NeuroPace, Inc.	17,600	279,664
†Novocure Ltd.	75,800	1,148,370
=†OmniAb, Inc. Earnout Shares	4,688	0
=†OmniAb, Inc. Earnout Shares.	4,688	0
†Omnicell, Inc.	32,325	1,342,134
†OraSure Technologies, Inc.	49,206	219,459
†Orchestra BioMed Holdings, Inc.	30,300	130,745
†Orthofix Medical, Inc.	27,318	249,687
†OrthoPediatrics Corp.	11,405	218,178
†Procept Biorobotics Corp.	39,900	900,942
†Pro-Dex, Inc.	1,500	87,825
†Pulse Biosciences, Inc.	11,515	319,311
†QuidelOrtho Corp.	49,100	859,986
†RxSight, Inc.	24,786	119,469
†Sanara Medtech, Inc.	1,900	44,821
†Senseonics Holdings, Inc.	29,400	166,992
†Shoulder Innovations, Inc.	7,800	158,184
†SI-BONE, Inc.	31,500	514,080
†Sight Sciences, Inc.	27,900	151,218
†STAAR Surgical Co.	24,199	694,269
†Stereotaxis, Inc.	43,500	74,820
†Strive, Inc. Class A	45,430	495,641
†Tactile Systems Technology, Inc.	14,700	437,766
†Tandem Diabetes Care, Inc.	49,700	749,973
†TransMedics Group, Inc.	24,300	1,614,006
†UFP Technologies, Inc.	5,240	1,389,281
Utah Medical Products, Inc.	1,515	104,505
†Varex Imaging Corp.	28,200	294,126
		60,544,022
Health Care Providers & Services–2.97%
†Acadia Healthcare Co., Inc.	65,800	1,943,074
†Accendra Health, Inc.	52,154	178,367
†AdaptHealth Corp.	73,300	763,786
†Addus HomeCare Corp.	13,200	1,326,204
†agilon health, Inc.	8,844	947,900
†AirSculpt Technologies, Inc.	10,100	45,450
†Alignment Healthcare, Inc.	140,600	3,347,686
†AMN Healthcare Services, Inc.	27,974	905,518
†Ardent Health, Inc.	16,400	161,376
†Astrana Health, Inc.	32,300	1,499,043
†Aveanna Healthcare Holdings, Inc.	56,000	479,920
LVIP State Street Small-Cap Index Fund-12

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†BrightSpring Health Services, Inc.	113,200	$7,894,568
†Brookdale Senior Living, Inc.	166,100	2,672,549
†Castle Biosciences, Inc.	21,400	510,390
†Clover Health Investments Corp.	297,600	1,559,424
†Community Health Systems, Inc.	83,300	278,222
Concentra Group Holdings Parent, Inc.	83,273	2,477,372
†CorVel Corp.	20,958	1,310,294
†Cross Country Healthcare, Inc.	20,517	271,029
†Fulgent Genetics, Inc.	14,400	295,488
†GeneDx Holdings Corp.	14,200	974,830
†Guardian Pharmacy Services, Inc. Class A	13,200	552,684
†HealthEquity, Inc.	58,730	5,304,494
†Hims & Hers Health, Inc.	149,500	5,183,165
†Hinge Health, Inc. Class A	28,600	2,373,800
†InfuSystem Holdings, Inc.	14,500	139,925
†Innovage Holding Corp.	13,900	164,715
†LifeStance Health Group, Inc.	135,600	1,452,276
†Lumexa Imaging Holdings, Inc.	9,500	107,160
National HealthCare Corp.	9,175	1,939,228
†NeoGenomics, Inc.	93,265	1,360,736
NRC Health	7,937	171,201
†Nutex Health, Inc.	3,600	615,204
†Omada Health, Inc.	25,500	559,725
†Oncology Institute, Inc.	46,500	252,495
†OPKO Health, Inc.	267,100	400,650
†Option Care Health, Inc.	110,607	2,319,429
†PACS Group, Inc.	33,000	1,407,120
†Pediatrix Medical Group, Inc.	59,000	1,494,470
†Pennant Group, Inc.	24,266	896,629
†Privia Health Group, Inc.	85,400	2,197,342
†Progyny, Inc.	48,400	1,395,372
†RadNet, Inc.	49,200	3,034,164
†Sonida Senior Living, Inc.	20,500	836,400
†Strata Critical Medical, Inc.	44,600	235,042
†Surgery Partners, Inc.	56,800	954,240
†Talkspace, Inc.	102,800	534,560
U.S. Physical Therapy, Inc.	9,949	683,297
†Viemed Healthcare, Inc.	22,600	257,640
		66,665,653
Health Care REITs–0.75%
CareTrust REIT, Inc.	157,571	6,357,990
Chiron Real Estate, Inc.	8,140	305,413
Community Healthcare Trust, Inc.	19,910	363,955
Diversified Healthcare Trust	158,000	1,469,400
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs (continued)
LTC Properties, Inc.	35,173	$1,352,402
National Health Investors, Inc.	33,734	2,572,555
†National Healthcare Properties, Inc.	32,600	477,590
Sabra Health Care REIT, Inc.	175,977	3,433,311
Strawberry Fields REIT, Inc.	4,500	61,875
Universal Health Realty Income Trust	8,673	380,397
		16,774,888
Health Care Technology–0.33%
†Certara, Inc.	83,300	545,615
†Claritev Corp.	7,100	242,181
†Evolent Health, Inc. Class A	73,200	396,744
HealthStream, Inc.	15,545	423,601
†HeartFlow, Inc.	56,800	1,666,512
†LifeMD, Inc.	27,500	113,575
†Phreesia, Inc.	30,300	311,787
†Schrodinger, Inc.	41,300	671,125
†Simulations Plus, Inc.	11,800	216,058
†Teladoc Health, Inc.	129,200	1,095,616
†TruBridge, Inc.	6,600	172,986
†Waystar Holding Corp.	79,200	1,625,976
		7,481,776
Hotel & Resort REITs–0.85%
Apple Hospitality REIT, Inc.	155,200	2,608,912
Braemar Hotels & Resorts, Inc.	41,400	89,424
Chatham Lodging Trust	32,431	429,062
DiamondRock Hospitality Co.	146,274	1,781,617
Park Hotels & Resorts, Inc.	133,400	1,900,950
Pebblebrook Hotel Trust	80,260	1,557,847
RLJ Lodging Trust	88,855	1,052,932
Ryman Hospitality Properties, Inc.	43,506	5,592,696
Service Properties Trust	418,300	706,927
Summit Hotel Properties, Inc.	70,373	493,315
Sunstone Hotel Investors, Inc.	129,292	1,480,393
Xenia Hotels & Resorts, Inc.	66,404	1,351,986
		19,046,061
Hotels, Restaurants & Leisure–2.01%
†Accel Entertainment, Inc.	33,400	421,174
†Bally's Corp.	5,400	74,034
†Biglari Holdings, Inc. Class A	525	290,811
†BJ's Restaurants, Inc.	13,759	835,653
†Black Rock Coffee Bar, Inc. Class A	7,800	64,662
Bloomin' Brands, Inc.	55,552	507,745
Brightstar Lottery PLC	66,900	717,168
†Brinker International, Inc.	30,100	5,056,800
LVIP State Street Small-Cap Index Fund-13

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Cheesecake Factory, Inc.	32,674	$2,598,890
Cracker Barrel Old Country Store, Inc.	16,162	861,435
†Dave & Buster's Entertainment, Inc.	18,800	214,320
Dine Brands Global, Inc.	9,232	331,429
†El Pollo Loco Holdings, Inc.	18,400	312,064
†First Watch Restaurant Group, Inc.	44,400	572,316
†Genius Sports Ltd.	169,300	1,025,958
†Global Business Travel Group I	89,900	844,161
†Hilton Grand Vacations, Inc.	39,400	2,063,378
†Inspired Entertainment, Inc.	17,100	141,075
†Jack in the Box, Inc.	12,315	194,700
†Krispy Kreme, Inc.	54,400	192,032
†Kura Sushi USA, Inc. Class A	4,300	247,508
†Life Time Group Holdings, Inc.	101,097	4,128,801
†Lindblad Expeditions Holdings, Inc.	35,500	1,002,520
Marriott Vacations Worldwide Corp.	19,900	2,027,412
Monarch Casino & Resort, Inc.	8,684	1,142,901
Nathan's Famous, Inc.	2,200	223,520
†Navan, Inc. Class A	73,800	1,687,806
Papa John's International, Inc.	23,622	868,581
†Penn Entertainment, Inc.	91,400	1,952,304
†Portillo's, Inc. Class A	41,100	194,814
†Pursuit Attractions & Hospitality, Inc.	13,913	778,711
RCI Hospitality Holdings, Inc.	5,000	136,600
Red Rock Resorts, Inc. Class A	34,000	2,212,040
†Rush Street Interactive, Inc.	71,700	2,132,358
†Sabre Corp.	242,900	507,661
†Serve Robotics, Inc.	52,000	342,160
†Shake Shack, Inc. Class A	26,900	1,506,938
†SHARPLINK, Inc.	134,200	644,160
†Six Flags Entertainment Corp.	68,640	1,462,032
Super Group SGHC Ltd.	116,100	1,573,155
†Sweetgreen, Inc. Class A	75,600	666,036
†Target Hospitality Corp.	29,000	590,440
†United Parks & Resorts, Inc.	14,062	671,320
†Venu Holding Corp.	36,700	83,309
Wendy's Co.	110,200	913,558
†Xponential Fitness, Inc. Class A	26,400	182,688
		45,199,138
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–1.66%
†Beazer Homes USA, Inc.	17,019	$477,383
†Cavco Industries, Inc.	5,426	3,333,626
Century Communities, Inc.	18,038	1,292,603
†Champion Homes, Inc.	38,434	3,386,804
Cricut, Inc. Class A	25,300	111,067
†Dream Finders Homes, Inc. Class A	17,200	296,872
Ethan Allen Interiors, Inc.	17,132	382,729
Flexsteel Industries, Inc.	2,300	171,304
†GoPro, Inc. Class A	106,200	82,624
†Green Brick Partners, Inc.	21,782	1,743,431
Hamilton Beach Brands Holding Co. Class A	4,700	108,241
†Helen of Troy Ltd.	15,298	444,713
†Hovnanian Enterprises, Inc. Class A	3,100	441,471
Installed Building Products, Inc.	16,478	3,787,304
KB Home	43,336	2,712,400
La-Z-Boy, Inc.	28,833	1,156,780
†Legacy Housing Corp.	6,660	174,958
Leggett & Platt, Inc.	96,900	1,134,699
†LGI Homes, Inc.	14,800	942,464
Lifetime Brands, Inc.	9,700	82,741
†Lovesac Co.	8,400	140,196
†M/I Homes, Inc.	17,674	2,841,802
Meritage Homes Corp.	46,068	3,862,802
Newell Brands, Inc.	304,200	1,867,788
†Sonos, Inc.	86,136	1,165,420
†Taylor Morrison Home Corp.	65,900	4,727,666
†XMAX, Inc.	44,200	401,778
		37,271,666
Household Products–0.31%
†Central Garden & Pet Co.	40,352	1,596,196
Energizer Holdings, Inc.	44,200	947,648
Oil-Dri Corp. of America	7,100	725,691
Spectrum Brands Holdings, Inc.	15,600	1,337,700
WD-40 Co.	9,438	2,299,474
		6,906,709
Independent Power and Renewable Electricity Producers–0.23%
†Hallador Energy Co.	25,300	439,967
†Montauk Renewables, Inc.	47,600	74,256
Ormat Technologies, Inc.	43,460	4,732,794
		5,247,017
Industrial Conglomerates–0.07%
Brookfield Business Corp. Class A	49,500	1,477,575
		1,477,575
LVIP State Street Small-Cap Index Fund-14

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs–0.40%
Industrial Logistics Properties Trust	36,100	$320,207
Innovative Industrial Properties, Inc.	20,400	1,264,392
LXP Industrial Trust	41,557	2,239,091
One Liberty Properties, Inc.	12,507	305,421
Terreno Realty Corp.	74,034	4,795,182
		8,924,293
Insurance–2.10%
Abacus Global Management, Inc.	21,100	225,981
†Accelerant Holdings Class A	43,700	512,164
American Coastal Insurance Corp. Class C	16,500	183,150
American Integrity Insurance Group, Inc.	9,000	169,470
AMERISAFE, Inc.	12,799	432,990
†Ategrity Specialty Holdings LLC	7,000	168,280
†Baldwin Insurance Group, Inc.	67,700	1,799,466
†Bowhead Specialty Holdings, Inc.	11,800	353,174
†Citizens, Inc.	33,000	189,420
CNO Financial Group, Inc.	64,712	3,299,018
Crawford & Co. Class A	11,700	131,859
Donegal Group, Inc. Class A	11,946	225,302
Employers Holdings, Inc.	12,127	612,171
†Exzeo Group, Inc.	6,400	107,968
F&G Annuities & Life, Inc.	23,900	635,501
†Genworth Financial, Inc. Class A	272,500	2,580,575
†Goosehead Insurance, Inc. Class A	16,700	809,950
†Greenlight Capital Re Ltd. Class A	17,657	285,690
Hamilton Insurance Group Ltd. Class B	33,000	1,120,020
HCI Group, Inc.	7,707	1,350,652
†Heritage Insurance Holdings, Inc.	16,000	417,280
†Hippo Holdings, Inc.	12,232	345,676
Horace Mann Educators Corp.	28,831	1,489,121
Investors Title Co.	1,013	277,238
James River Group Holdings, Inc.	26,500	116,600
Kemper Corp.	40,800	1,099,968
Kingstone Cos., Inc.	7,200	137,016
†Kingsway Corp.	12,800	133,376
†Lemonade, Inc.	49,500	3,219,975
†MBIA, Inc.	30,884	201,364
Mercury General Corp.	19,300	2,057,766
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Neptune Insurance Holdings, Inc. Class A	27,100	$853,650
†NI Holdings, Inc.	3,500	54,985
†Octave Specialty Group, Inc.	24,693	154,084
†Oscar Health, Inc. Class A	166,700	4,754,284
†Palomar Holdings, Inc.	18,400	2,325,576
Pelagos Insurance Capital Ltd.	31,300	762,155
†Root, Inc. Class A	9,200	514,464
Safety Insurance Group, Inc.	9,899	741,039
Selective Insurance Group, Inc.	42,107	4,084,800
†SiriusPoint Ltd.	75,100	1,802,400
†Skyward Specialty Insurance Group, Inc.	29,000	1,692,150
†Slide Insurance Holdings, Inc.	45,600	883,272
Stewart Information Services Corp.	21,739	1,435,209
Tiptree, Inc.	16,546	296,504
†Trupanion, Inc.	23,961	593,514
United Fire Group, Inc.	15,421	808,677
Universal Insurance Holdings, Inc.	18,103	748,740
		47,193,684
Interactive Media & Services–0.48%
†Angi, Inc.	23,600	140,420
†Bumble, Inc. Class A	74,300	237,760
†Cargurus, Inc.	53,300	1,816,997
†Cars.com, Inc.	27,600	301,944
†EverQuote, Inc. Class A	20,300	482,937
†fuboTV, Inc. Class A	18,850	173,420
†Grindr, Inc.	20,100	288,837
†MediaAlpha, Inc. Class A	21,760	273,523
†Nextdoor Holdings, Inc.	146,500	332,555
†QuinStreet, Inc.	36,011	527,561
†RUM Group, Inc.	80,900	512,906
Shutterstock, Inc.	18,252	254,616
†Taboola.com Ltd.	91,800	459,000
†TripAdvisor, Inc.	81,100	1,111,881
†Trump Media & Technology Group Corp.	116,000	897,840
†Webtoon Entertainment, Inc.	11,200	127,904
†Yelp, Inc.	38,200	936,664
†Ziff Davis, Inc.	23,487	1,230,014
†ZipRecruiter, Inc. Class A	44,400	166,500
†ZoomInfo Technologies, Inc.	176,600	517,438
		10,790,717
IT Services–0.38%
†Backblaze, Inc. Class A	41,900	664,534
†BigBear.ai Holdings, Inc.	346,500	1,271,655
†Brand Engagement Network, Inc.	3,600	61,596
LVIP State Street Small-Cap Index Fund-15

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Commerce.com, Inc.	46,800	$138,528
†Crexendo, Inc.	11,600	86,652
†DXC Technology Co.	122,200	1,081,470
†Everforth, Inc.	26,004	464,691
†Fastly, Inc. Class A	108,300	1,988,388
†Globant SA	30,700	888,458
†Grid Dynamics Holdings, Inc.	44,300	251,624
Hackett Group, Inc.	16,476	177,447
Information Services Group, Inc.	25,700	105,627
†Rackspace Technology, Inc.	66,200	432,286
†SharonAI Holdings, Inc.	3,100	262,446
†TSS, Inc.	14,100	173,430
†Tucows, Inc. Class A	4,500	60,615
†Unisys Corp.	45,254	165,630
†Whitefiber, Inc.	8,200	318,570
		8,593,647
Leisure Products–0.49%
Acushnet Holdings Corp.	19,800	2,346,894
†Callaway Golf Co.	99,827	1,875,749
Escalade, Inc.	6,700	125,826
†Funko, Inc. Class A	22,600	132,888
JAKKS Pacific, Inc.	6,900	160,632
Johnson Outdoors, Inc. Class A	4,786	220,347
†Latham Group, Inc.	29,900	193,453
†Malibu Boats, Inc. Class A	12,500	342,875
†MasterCraft Boat Holdings, Inc.	12,114	312,784
†Peloton Interactive, Inc. Class A	289,300	1,709,763
Polaris, Inc.	38,600	2,641,784
Smith & Wesson Brands, Inc.	29,632	445,665
Sturm Ruger & Co., Inc.	9,114	344,965
†Tron, Inc.	42,900	69,069
		10,922,694
Life Sciences Tools & Services–0.54%
†10X Genomics, Inc. Class A	84,100	3,224,394
†Adaptive Biotechnologies Corp.	108,800	2,333,760
†Alamar Biosciences, Inc.	9,700	262,773
†Azenta, Inc.	29,900	763,048
†BioLife Solutions, Inc.	30,300	855,672
†Codexis, Inc.	59,000	133,340
†CryoPort, Inc.	32,100	503,970
†Cytek Biosciences, Inc.	78,000	345,540
†Fortrea Holdings, Inc.	68,400	1,190,160
†Ginkgo Bioworks Holdings, Inc.	34,400	340,904
†Lifecore Biomedical, Inc.	19,300	101,325
†Maravai LifeSciences Holdings, Inc. Class A	80,800	504,192
Mesa Laboratories, Inc.	3,430	341,456
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Nautilus Biotechnology, Inc.	38,900	$72,743
†OmniAb, Inc.	68,489	168,483
†Pacific Biosciences of California, Inc.	188,498	316,677
†Personalis, Inc.	48,400	648,560
†Quanterix Corp.	26,600	114,912
		12,221,909
Machinery–3.39%
†3D Systems Corp.	85,822	259,182
Aebi Schmidt Holding AG	24,844	311,792
†AirJoule Technologies Corp.	17,100	94,734
Alamo Group, Inc.	7,535	1,239,432
Albany International Corp. Class A	20,443	1,523,003
†Alliance Laundry Holdings, Inc.	31,200	827,424
Astec Industries, Inc.	16,469	1,007,738
Atmus Filtration Technologies, Inc.	57,400	2,926,826
†Blue Bird Corp.	22,592	1,783,864
†CECO Environmental Corp.	36,341	3,297,582
Columbus McKinnon Corp.	19,408	293,643
†Commercial Vehicle Group, Inc.	23,800	109,956
Douglas Dynamics, Inc.	16,549	892,818
†Elmet Group Co.	7,500	148,050
†Energy Recovery, Inc.	34,000	306,680
Enerpac Tool Group Corp.	36,914	1,323,736
Enpro, Inc.	14,929	5,627,188
ESCO Technologies, Inc.	18,358	6,426,034
Federal Signal Corp.	42,307	5,436,026
Franklin Electric Co., Inc.	27,040	2,898,418
†FreightCar America, Inc.	11,400	111,036
†Gencor Industries, Inc.	7,900	117,868
Gorman-Rupp Co.	15,182	1,392,797
†Graham Corp.	7,600	940,804
Greenbrier Cos., Inc.	21,901	1,073,368
Helios Technologies, Inc.	23,628	2,108,799
†Hillman Solutions Corp.	141,400	1,193,416
Hyster-Yale, Inc.	8,066	282,794
JBT Marel Corp.	36,792	5,334,840
Kadant, Inc.	8,259	2,595,226
Kennametal, Inc.	54,800	1,920,740
†L.B. Foster Co. Class A	6,500	293,605
Lindsay Corp.	7,407	916,987
Luxfer Holdings PLC	17,200	310,288
†Manitowoc Co., Inc.	24,175	335,791
†Mayville Engineering Co., Inc.	10,600	397,076
†Microvast Holdings, Inc.	133,800	156,546
Miller Industries, Inc.	7,346	375,748
Mueller Water Products, Inc. Class A	110,927	2,865,244
Omega Flex, Inc.	2,789	87,547
LVIP State Street Small-Cap Index Fund-16

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Palladyne AI Corp.	19,900	$120,992
Park-Ohio Holdings Corp.	6,800	261,460
†Perma-Pipe International Holdings, Inc.	5,600	152,488
†Proto Labs, Inc.	17,043	1,389,175
†Richtech Robotics, Inc. Class B	136,300	287,593
Standex International Corp.	8,574	3,066,663
†Taylor Devices, Inc.	2,400	140,832
Tennant Co.	12,681	1,110,095
Terex Corp.	79,758	5,773,682
†Titan International, Inc.	33,900	261,369
Trinity Industries, Inc.	57,100	1,974,518
Twin Disc, Inc.	8,500	197,200
†Velo3D, Inc.	12,100	212,355
Wabash National Corp.	28,640	386,640
Worthington Enterprises, Inc.	22,208	1,193,902
		76,073,610
Marine Transportation–0.25%
†Costamare Bulkers Holdings Ltd.	6,280	110,277
Costamare, Inc.	32,300	452,846
Genco Shipping & Trading Ltd.	21,300	527,814
†Himalaya Shipping Ltd.	19,000	253,840
Matson, Inc.	21,000	4,036,830
Pangaea Logistics Solutions Ltd.	20,200	131,300
Safe Bulkers, Inc.	32,700	206,337
		5,719,244
Media–0.49%
†Advantage Solutions, Inc.	2,708	117,094
†AMC Global Media, Inc. Class A	17,200	171,656
†Boston Omaha Corp. Class A	15,900	216,876
†Cable One, Inc.	3,600	191,196
†Clear Channel Outdoor Holdings, Inc.	278,900	674,938
†DoubleVerify Holdings, Inc.	100,200	1,086,168
Emerald Holding, Inc.	11,500	57,960
Entravision Communications Corp. Class A	41,730	544,159
†EW Scripps Co. Class A	42,866	118,739
Gray Media, Inc.	58,618	232,714
†Ibotta, Inc. Class A	7,300	249,368
†iHeartMedia, Inc. Class A	78,300	335,907
John Wiley & Sons, Inc. Class A	28,000	1,358,280
†Magnite, Inc.	102,042	1,936,757
†MNTN, Inc. Class A	34,000	312,800
National CineMedia, Inc.	45,500	172,900
†Newsmax, Inc.	27,500	227,700
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Nexxen International Ltd.	22,400	$202,272
†Optimum Communications, Inc. Class A	171,800	249,110
†PubMatic, Inc. Class A	25,400	333,248
Scholastic Corp.	9,691	445,786
Sinclair, Inc.	30,400	433,200
†Stagwell, Inc.	71,000	527,530
†TechTarget, Inc.	19,198	69,113
†USA TODAY Co., Inc.	92,524	791,080
		11,056,551
Metals & Mining–1.87%
†Alpha Metallurgical Resources, Inc.	7,400	1,220,556
†American Battery Technology Co.	77,400	219,042
†Ampco-Pittsburgh Corp.	12,300	106,395
Caledonia Mining Corp. PLC	10,600	202,460
†Century Aluminum Co.	49,558	2,280,163
Commercial Metals Co.	78,100	4,900,775
†Compass Minerals International, Inc.	22,900	712,877
†Constellium SE	95,600	3,046,772
†Contango Silver & Gold, Inc.	19,100	301,589
†Critical Metals Corp.	48,700	499,175
†Dakota Gold Corp.	84,300	359,118
Elemental Royalty Corp.	25,700	448,722
Ferroglobe PLC	76,800	244,224
Friedman Industries, Inc.	4,300	138,374
†Gold Resource Corp.	122,500	154,350
†Hycroft Mining Holding Corp. Class A	38,800	907,920
†Idaho Strategic Resources, Inc.	9,800	320,950
†Ivanhoe Electric, Inc.	86,300	829,343
Kaiser Aluminum Corp.	11,322	2,214,923
†Lifezone Metals Ltd.	18,400	71,392
Materion Corp.	14,484	4,307,397
†McEwen, Inc.	37,300	676,249
†Metallus, Inc.	26,300	491,547
†NioCorp Developments Ltd.	102,700	495,014
†Novagold Resources, Inc.	246,700	1,472,799
†Perpetua Resources Corp.	60,900	1,264,284
†Ramaco Resources, Inc. Class A	27,200	359,856
Ryerson Holding Corp.	32,224	793,033
†SSR Mining, Inc.	152,600	4,315,528
SunCoke Energy, Inc.	56,144	451,959
†Tredegar Corp.	17,730	141,131
†U.S. Antimony Corp.	95,500	693,330
†U.S. Gold Corp.	8,700	133,371
†USA Rare Earth, Inc.	137,100	2,958,618
†Vista Gold Corp.	106,400	203,224
Vox Royalty Corp.	45,700	216,161
LVIP State Street Small-Cap Index Fund-17

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Warrior Met Coal, Inc.	36,500	$2,962,340
Worthington Steel, Inc.	23,708	796,114
		41,911,075
Mortgage Real Estate Investment Trusts (REITs)–0.78%
†ACRES Commercial Realty Corp.	4,700	83,613
Adamas Trust, Inc.	56,145	526,640
Angel Oak Mortgage REIT, Inc.	9,300	84,444
Apollo Commercial Real Estate Finance, Inc.	96,181	1,027,213
Arbor Realty Trust, Inc.	136,800	741,456
ARES Commercial Real Estate Corp.	35,689	160,601
ARMOUR Residential REIT, Inc.	89,985	1,570,238
Blackstone Mortgage Trust, Inc. Class A	114,117	1,934,283
BrightSpire Capital, Inc.	83,900	457,255
Chicago Atlantic Real Estate Finance, Inc.	13,100	140,432
Chimera Investment Corp.	59,966	799,946
†Claros Mortgage Trust, Inc.	63,100	148,285
Dynex Capital, Inc.	151,143	1,981,485
Ellington Financial, Inc.	88,400	1,203,124
Franklin BSP Realty Trust, Inc.	54,330	442,246
Invesco Mortgage Capital, Inc.	65,253	515,499
KKR Real Estate Finance Trust, Inc.	39,300	268,812
Ladder Capital Corp.	81,489	810,816
MFA Financial, Inc.	72,850	705,916
Nexpoint Real Estate Finance, Inc.	4,300	66,650
Orchid Island Capital, Inc.	146,060	1,018,038
PennyMac Mortgage Investment Trust	63,121	712,005
Ready Capital Corp.	100,272	175,476
Redwood Trust, Inc.	84,125	398,753
Seven Hills Realty Trust	15,000	126,450
TPG Mortgage Investment Trust, Inc.	19,300	152,856
TPG RE Finance Trust, Inc.	46,200	386,694
Two Harbors Investment Corp.	75,700	939,437
		17,578,663
Multi-Utilities–0.45%
Avista Corp.	59,226	2,422,936
Black Hills Corp.	53,673	3,993,271
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Northwestern Energy Group, Inc.	43,106	$3,087,252
Unitil Corp.	12,841	676,592
		10,180,051
Office REITs–0.61%
Brandywine Realty Trust	116,300	368,671
COPT Defense Properties	79,800	2,903,922
Douglas Emmett, Inc.	117,400	1,385,320
Easterly Government Properties, Inc.	31,800	792,774
Empire State Realty Trust, Inc. Class A	94,400	510,704
Highwoods Properties, Inc.	78,900	2,379,624
†Hudson Pacific Properties, Inc.	38,328	582,202
JBG SMITH Properties	40,400	592,668
NET Lease Office Properties	11,000	122,430
Orion Properties, Inc.	41,000	118,490
†Piedmont Realty Trust, Inc. Class A	90,200	825,330
Postal Realty Trust, Inc. Class A	19,200	473,088
SL Green Realty Corp.	51,400	2,660,978
		13,716,201
Oil, Gas & Consumable Fuels–3.35%
†Aemetis, Inc.	51,100	83,804
†American Resources Corp.	67,200	144,480
†Amplify Energy Corp.	27,300	108,654
Ardmore Shipping Corp.	22,400	313,824
†BKV Corp.	23,200	634,752
California Resources Corp.	51,918	2,744,905
†Calumet, Inc.	48,900	1,761,378
†Centrus Energy Corp. Class A	13,184	2,213,198
†Clean Energy Fuels Corp.	121,095	248,245
†CNX Resources Corp.	95,100	3,226,743
=†Cobalt International Energy, Inc.	1	0
†Comstock Resources, Inc.	47,400	707,208
†Comstock, Inc.	54,100	225,056
Core Natural Resources, Inc.	35,872	2,870,478
Crescent Energy Co. Class A	183,816	1,805,073
CVR Energy, Inc.	20,000	550,800
Delek U.S. Holdings, Inc.	43,162	2,193,061
DHT Holdings, Inc.	104,200	1,722,426
Diversified Energy Co.	50,600	701,316
Dorian LPG Ltd.	26,736	929,878
†Encore Energy Corp.	129,100	169,121
†Energy Fuels, Inc.	177,700	2,576,650
Epsilon Energy Ltd.	15,100	81,691
Evolution Petroleum Corp.	11,700	43,056
Excelerate Energy, Inc. Class A	17,200	653,428
†FLEX LNG Ltd.	22,600	634,156
LVIP State Street Small-Cap Index Fund-18

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
FutureFuel Corp.	19,108	$86,368
†Gevo, Inc.	156,600	234,900
Golar LNG Ltd.	67,701	3,374,218
Granite Ridge Resources, Inc.	41,700	183,897
†Green Plains, Inc.	49,393	759,664
†Gulfport Energy Corp.	11,300	1,917,610
HighPeak Energy, Inc.	11,400	79,686
†Infinity Natural Resources, Inc. Class A	9,300	118,110
International Seaways, Inc.	29,736	2,277,480
Kinetik Holdings, Inc.	36,542	1,766,440
†Kolibri Global Energy, Inc.	20,100	100,098
†Kosmos Energy Ltd.	422,600	891,686
†Lightbridge Corp.	25,100	220,629
Magnolia Oil & Gas Corp. Class A	128,200	3,279,356
Murphy Oil Corp.	95,500	3,109,480
NACCO Industries, Inc. Class A	2,900	145,145
Navigator Holdings Ltd.	26,500	493,695
†New Era Energy & Digital, Inc.	58,000	370,040
†NextDecade Corp.	114,600	864,084
Nordic American Tankers Ltd.	146,398	811,045
Northern Oil & Gas, Inc.	74,600	1,353,990
†OPAL Fuels, Inc. Class A	4,700	10,340
†Par Pacific Holdings, Inc.	34,735	1,947,939
PBF Energy, Inc. Class A	68,000	3,095,360
Peabody Energy Corp.	87,612	2,025,590
†PrimeEnergy Resources Corp.	300	50,067
†REX American Resources Corp.	20,900	943,635
Riley Exploration Permian, Inc.	11,000	362,560
†Ring Energy, Inc.	143,300	154,764
†Sable Offshore Corp.	95,300	293,524
SandRidge Energy, Inc.	21,600	295,920
Scorpio Tankers, Inc.	32,322	2,238,622
SFL Corp. Ltd.	88,242	900,068
SM Energy Co.	168,500	4,397,850
†Summit Midstream Corp.	5,700	162,336
†Talos Energy, Inc.	87,300	1,127,043
Teekay Corp. Ltd.	35,500	355,000
Teekay Tankers Ltd. Class A	17,400	1,128,738
†Uranium Energy Corp.	341,200	3,637,192
†Ur-Energy, Inc.	274,600	373,456
VAALCO Energy, Inc.	67,700	343,916
Vitesse Energy, Inc.	23,300	367,441
W&T Offshore, Inc.	65,536	206,438
World Kinect Corp.	35,000	1,152,900
		75,351,701
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–0.06%
†Clearwater Paper Corp.	10,451	$163,872
†Magnera Corp.	20,900	245,575
Sylvamo Corp.	24,100	910,980
		1,320,427
Passenger Airlines–0.49%
†Allegiant Travel Co.	17,286	2,032,834
†Frontier Group Holdings, Inc.	38,100	301,371
†JetBlue Airways Corp.	241,500	1,383,795
†Joby Aviation, Inc.	468,000	4,174,560
†Republic Airways Holdings, Inc.	10,500	220,605
†SkyWest, Inc.	28,292	2,810,244
		10,923,409
Personal Care Products–0.29%
†BellRing Brands, Inc.	84,300	1,090,842
†Coty, Inc. Class A	259,300	560,088
Edgewell Personal Care Co.	33,600	902,496
†Herbalife Ltd.	72,900	958,635
†Honest Co., Inc.	67,000	245,220
Interparfums, Inc.	12,693	1,419,839
†Nature's Sunshine Products, Inc.	9,740	212,332
†Niagen Bioscience, Inc.	37,200	118,668
Nu Skin Enterprises, Inc. Class A	36,100	190,608
†Oddity Tech Ltd. Class A	29,000	438,770
†Olaplex Holdings, Inc.	90,200	184,910
†USANA Health Sciences, Inc.	7,205	153,827
		6,476,235
Pharmaceuticals–2.83%
†Aclaris Therapeutics, Inc.	85,200	450,708
†Alto Neuroscience, Inc.	18,800	496,132
†Alumis, Inc.	55,943	1,574,236
†Amneal Pharmaceuticals, Inc.	120,602	2,087,621
†Amphastar Pharmaceuticals, Inc.	22,900	462,122
†Amylyx Pharmaceuticals, Inc.	65,200	1,170,992
†AN2 Therapeutics, Inc.	20,300	98,252
†ANI Pharmaceuticals, Inc.	14,600	1,208,588
†Aquestive Therapeutics, Inc.	77,900	324,064
†Arvinas, Inc.	36,400	302,484
†AtaiBeckley, Inc.	227,300	1,197,871
†Atea Pharmaceuticals, Inc.	48,000	223,200
†Avalyn Pharma, Inc.	12,400	408,208
†BioAge Labs, Inc.	25,100	615,201
†Collegium Pharmaceutical, Inc.	23,400	847,080
†Contineum Therapeutics, Inc. Class A	19,600	321,244
†CorMedix, Inc.	47,500	372,875
LVIP State Street Small-Cap Index Fund-19

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Crinetics Pharmaceuticals, Inc.	70,568	$2,640,654
†Definium Therapeutics, Inc.	89,800	4,224,192
†Edgewise Therapeutics, Inc.	49,200	1,998,996
†Enliven Therapeutics, Inc.	30,300	1,537,725
†Esperion Therapeutics, Inc.	180,900	571,644
†Eton Pharmaceuticals, Inc.	19,000	687,800
†Evolus, Inc.	35,000	242,900
†EyePoint, Inc.	55,100	787,930
†Fulcrum Therapeutics, Inc.	44,200	161,772
†Harmony Biosciences Holdings, Inc.	32,000	1,165,120
†Harrow, Inc.	23,000	976,810
†Indivior Pharmaceuticals, Inc.	82,600	3,389,078
†Innoviva, Inc.	53,600	1,217,256
†LB Pharmaceuticals, Inc.	16,000	519,280
†LENZ Therapeutics, Inc.	10,785	61,259
†Lexicon Pharmaceuticals, Inc.	178,900	429,360
†Ligand Pharmaceuticals, Inc.	13,857	4,380,059
†Liquidia Corp.	48,700	3,882,851
†Maze Therapeutics, Inc.	25,100	748,984
†MBX Biosciences, Inc.	22,000	1,214,400
†MediWound Ltd.	5,200	76,440
†Nektar Therapeutics	23,600	1,647,516
†Neumora Therapeutics, Inc.	78,100	132,770
†Nuvation Bio, Inc.	178,800	1,015,584
†Ocular Therapeutix, Inc.	145,700	1,430,774
†Omeros Corp.	51,600	490,716
Oramed Pharmaceuticals, Inc.	25,700	123,617
†Pacira BioSciences, Inc.	26,875	681,819
Perrigo Co. PLC	100,000	1,039,000
†Phathom Pharmaceuticals, Inc.	35,400	384,090
Phibro Animal Health Corp. Class A	13,600	427,040
†Prestige Consumer Healthcare, Inc.	33,055	1,562,510
†Rapport Therapeutics, Inc.	21,800	908,406
†Relmada Therapeutics, Inc.	67,900	469,868
†Septerna, Inc.	15,800	529,142
SIGA Technologies, Inc.	30,188	109,884
†SpyGlass Pharma, Inc.	8,300	184,758
†Supernus Pharmaceuticals, Inc.	39,690	1,845,982
†Tarsus Pharmaceuticals, Inc.	28,600	1,800,084
†Theravance Biopharma, Inc.	26,000	442,000
=†Third Harmonic Bio, Inc.	15,500	465
†Trevi Therapeutics, Inc.	75,900	1,415,535
†VeraDermics, Inc.	15,000	1,844,100
†WaVe Life Sciences Ltd.	92,700	538,587
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Xeris Biopharma Holdings, Inc.	121,800	$964,656
†Zevra Therapeutics, Inc.	42,100	603,714
		63,668,005
Professional Services–1.12%
†Asure Software, Inc.	16,800	133,392
Barrett Business Services, Inc.	16,328	579,971
†BlackSky Technology, Inc.	23,962	669,019
†CBIZ, Inc.	34,946	1,121,068
†Clarivate PLC	250,700	541,512
Concentrix Corp.	30,500	683,352
†Conduent, Inc.	98,600	143,956
CRA International, Inc.	4,551	647,607
Exponent, Inc.	33,885	1,991,083
†Falcon's Beyond Global, Inc. Class A	20,200	361,984
†First Advantage Corp.	57,018	1,029,175
†Franklin Covey Co.	6,980	171,219
HireQuest, Inc.	4,300	54,008
†Huron Consulting Group, Inc.	11,778	1,061,904
†IBEX Holdings Ltd.	7,359	223,493
ICF International, Inc.	12,951	943,610
†Innodata, Inc.	22,500	1,700,550
Insperity, Inc.	26,167	1,080,959
Kelly Services, Inc. Class A	20,877	256,370
Kforce, Inc.	11,038	517,903
Korn Ferry	36,545	2,433,166
†Legalzoom.com, Inc.	80,500	493,465
ManpowerGroup, Inc.	33,200	1,121,164
Maximus, Inc.	38,074	2,046,858
†Mistras Group, Inc.	12,900	225,363
†RCM Technologies, Inc.	3,400	95,982
†Resolute Holdings Management, Inc.	2,725	393,844
†Spire Global, Inc.	21,900	407,340
†TIC Solutions, Inc.	129,594	1,048,415
TriNet Group, Inc.	18,922	936,450
†TrueBlue, Inc.	21,000	146,370
†Upwork, Inc.	78,900	659,604
†Verra Mobility Corp.	103,500	439,875
†Willdan Group, Inc.	10,400	822,640
		25,182,671
Real Estate Management & Development–0.78%
AGNT, Inc.	58,200	314,862
†American Realty Investors, Inc.	1,300	28,951
†Compass, Inc. Class A	497,936	6,139,551
†Cushman & Wakefield Ltd.	168,780	2,259,964
†Douglas Elliman, Inc.	51,900	91,863
†Forestar Group, Inc.	14,205	449,588
†FRP Holdings, Inc.	7,344	183,527
Marcus & Millichap, Inc.	16,000	498,720
LVIP State Street Small-Cap Index Fund-20

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Maui Land & Pineapple Co., Inc.	5,600	$99,568
Newmark Group, Inc. Class A	112,100	1,693,831
†Opendoor Technologies, Inc.	654,000	3,021,480
†RE/MAX Holdings, Inc. Class A	14,098	139,006
†Real Brokerage, Inc.	114,800	208,936
RMR Group, Inc. Class A	10,668	219,014
†Seaport Entertainment Group, Inc.	5,000	133,000
St. Joe Co.	27,468	1,720,321
†Tejon Ranch Co.	13,818	258,397
†Transcontinental Realty Investors, Inc.	900	41,391
		17,501,970
Residential REITs–0.22%
BRT Apartments Corp.	7,300	112,201
Centerspace	12,246	688,103
Independence Realty Trust, Inc.	166,724	2,782,624
NexPoint Residential Trust, Inc.	15,400	429,968
UMH Properties, Inc.	58,567	886,704
		4,899,600
Retail REITs–1.31%
Acadia Realty Trust	96,415	2,016,038
Alexander's, Inc.	1,376	379,170
CBL & Associates Properties, Inc.	13,300	706,097
Curbline Properties Corp.	69,950	2,126,480
FrontView REIT, Inc.	15,600	315,588
Getty Realty Corp.	41,264	1,376,567
InvenTrust Properties Corp.	54,875	1,942,575
Kite Realty Group Trust	142,885	4,055,076
Macerich Co.	197,803	4,982,658
NETSTREIT Corp.	68,100	1,438,953
Phillips Edison & Co., Inc.	88,800	3,695,856
Saul Centers, Inc.	9,566	357,673
SITE Centers Corp.	37,775	149,967
Tanger, Inc.	80,900	3,193,123
Urban Edge Properties	91,400	2,091,232
Whitestone REIT	33,171	628,922
		29,455,975
Semiconductors & Semiconductor Equipment–3.65%
†ACM Research, Inc. Class A	37,200	4,720,308
†Aehr Test Systems	21,600	2,074,896
†Aeluma, Inc.	7,500	165,600
†Alpha & Omega Semiconductor Ltd.	16,371	774,839
†Ambarella, Inc.	30,192	2,590,474
†Ambiq Micro, Inc.	13,200	1,165,560
†Amtech Systems, Inc.	8,700	200,796
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Atomera, Inc.	28,200	$245,622
†Axcelis Technologies, Inc.	21,633	4,098,372
†AXT, Inc.	42,900	3,092,232
†Blaize Holdings, Inc.	47,200	65,136
†Canadian Solar, Inc.	35,000	560,700
†CEVA, Inc.	19,717	929,854
†Cohu, Inc.	32,213	2,380,863
†Diodes, Inc.	31,665	3,465,417
†Everspin Technologies, Inc.	14,100	340,938
†GSI Technology, Inc.	23,600	182,428
†Ichor Holdings Ltd.	24,800	2,784,544
†Impinj, Inc.	20,100	2,878,923
†indie Semiconductor, Inc. Class A	153,200	687,868
†inTEST Corp.	8,700	158,079
†Kopin Corp.	125,700	563,136
Kulicke & Soffa Industries, Inc.	35,900	4,801,984
†MaxLinear, Inc.	60,034	7,686,153
†Navitas Semiconductor Corp.	125,700	2,252,544
NVE Corp.	3,000	313,650
†PDF Solutions, Inc.	23,357	1,653,442
†Penguin Solutions, Inc.	35,502	2,698,507
†Photronics, Inc.	41,160	1,338,935
Power Integrations, Inc.	39,512	3,309,525
†QuickLogic Corp.	12,100	241,637
†Rigetti Computing, Inc.	231,600	4,474,512
†Silicon Laboratories, Inc.	22,986	5,023,820
†SkyWater Technology, Inc.	26,500	922,730
†Synaptics, Inc.	26,752	3,323,401
†T1 Energy, Inc.	119,600	1,133,808
†Ultra Clean Holdings, Inc.	31,029	4,424,425
†Veeco Instruments, Inc.	42,435	3,216,573
†Wolfspeed, Inc.	20,500	989,125
		81,931,356
Software–6.04%
†8x8, Inc.	94,905	162,288
A10 Networks, Inc.	51,238	1,914,252
†ACI Worldwide, Inc.	70,878	3,564,455
Adeia, Inc.	78,716	2,592,118
†Agilysys, Inc.	18,604	1,944,118
†Alarm.com Holdings, Inc.	33,900	1,583,808
†Alkami Technology, Inc.	48,400	877,008
†Amplitude, Inc. Class A	69,100	528,615
†Appian Corp. Class A	26,000	595,400
†Arteris, Inc.	24,800	1,205,032
†Asana, Inc. Class A	69,900	489,300
†AvePoint, Inc.	120,200	1,347,442
†Bit Digital, Inc.	210,100	378,180
†Bitdeer Technologies Group Class A	91,900	1,458,453
†Blackbaud, Inc.	23,971	710,021
†BlackLine, Inc.	35,383	993,201
†Blend Labs, Inc. Class A	127,000	217,170
LVIP State Street Small-Cap Index Fund-21

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Box, Inc. Class A	94,200	$2,500,068
†Braze, Inc. Class A	67,800	1,470,582
†C3.ai, Inc. Class A	97,700	888,093
†Cerence, Inc.	28,600	323,752
†Cipher Digital, Inc.	235,300	5,764,850
†Cleanspark, Inc.	178,600	2,598,630
Clear Secure, Inc. Class A	65,800	3,667,034
†Commvault Systems, Inc.	30,902	4,379,740
†Consensus Cloud Solutions, Inc.	12,295	469,054
†Core Scientific, Inc.	217,500	5,565,825
†CS Disco, Inc.	15,700	59,346
†Daily Journal Corp.	950	571,131
†Digimarc Corp.	11,258	92,541
†Digital Turbine, Inc.	80,300	1,035,870
†Domo, Inc. Class B	23,700	74,181
†Duos Technologies Group, Inc.	19,400	232,800
†D-Wave Quantum, Inc.	255,900	6,139,041
†eGain Corp.	11,100	69,930
†EverCommerce, Inc.	10,500	105,630
†Five9, Inc.	54,300	1,157,676
†Freshworks, Inc. Class A	143,400	1,451,208
†Hut 8 Corp.	71,700	8,277,406
†I3 Verticals, Inc. Class A	14,991	320,208
†Intapp, Inc.	39,900	1,005,879
†Intellicheck, Inc.	15,200	62,320
InterDigital, Inc.	18,068	5,115,593
†JFrog Ltd.	75,700	6,879,616
†Kaltura, Inc.	54,500	70,850
†Keel Infrastructure Corp.	416,800	2,392,432
†Life360, Inc.	13,000	719,680
†LiveRamp Holdings, Inc.	44,272	1,666,398
†MARA Holdings, Inc.	267,600	3,716,964
†Mitek Systems, Inc.	29,400	591,822
†N-able, Inc.	48,300	177,261
†nCino, Inc.	76,200	1,245,870
†NCR Voyix Corp.	100,400	820,268
†NextNav, Inc.	71,900	1,281,977
OneSpan, Inc.	26,857	385,398
†Ooma, Inc.	17,094	328,547
†PagerDuty, Inc.	56,500	545,225
†PAR Technology Corp.	30,100	524,342
†Porch Group, Inc.	69,300	1,042,272
†Progress Software Corp.	30,000	1,007,400
†Q2 Holdings, Inc.	44,900	2,159,690
†Qualys, Inc.	25,625	3,523,181
†Rapid7, Inc.	41,500	336,150
†REalloys, Inc.	40,700	588,115
†Red Violet, Inc.	7,200	458,784
ReposiTrak, Inc.	8,900	80,100
†Rimini Street, Inc.	37,216	158,540
†Riot Platforms, Inc.	247,600	6,779,288
=†Sapiens International Corp. NV	21,600	939,600
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†ServiceTitan, Inc. Class A	43,300	$3,061,743
†Silvaco Group, Inc.	9,300	128,247
†Soluna Holdings, Inc.	79,900	107,865
†SoundHound AI, Inc. Class A	282,900	1,830,363
†Sprinklr, Inc. Class A	76,600	395,256
†Sprout Social, Inc. Class A	32,900	248,395
†SPS Commerce, Inc.	26,402	1,509,402
†Telos Corp.	36,100	166,060
†Tenable Holdings, Inc.	81,200	2,994,656
†Teradata Corp.	67,600	2,342,340
†Thryv Holdings, Inc.	24,500	96,530
†Varonis Systems, Inc.	78,621	3,298,937
†Veritone, Inc.	66,200	90,694
†Vertex, Inc. Class A	52,000	596,960
†Via Transportation, Inc. Class A	37,700	683,878
†Viant Technology, Inc. Class A	10,200	129,132
†Weave Communications, Inc.	42,600	255,174
†Workiva, Inc.	36,800	1,785,168
†Xperi, Inc.	31,206	256,825
†Yext, Inc.	50,400	235,368
†Zeta Global Holdings Corp. Class A	160,300	3,154,704
		135,746,716
Specialized REITs–0.35%
Farmland Partners, Inc.	26,400	255,552
Four Corners Property Trust, Inc.	78,700	1,932,085
Gladstone Land Corp.	23,300	198,749
Outfront Media, Inc.	111,243	3,644,320
Safehold, Inc.	37,934	595,564
Smartstop Self Storage REIT, Inc.	40,000	1,300,000
		7,926,270
Specialty Retail–2.00%
†1-800-Flowers.com, Inc. Class A	17,864	62,167
†Abercrombie & Fitch Co. Class A	31,000	2,790,310
Academy Sports & Outdoors, Inc.	46,100	2,172,693
Advance Auto Parts, Inc.	42,600	2,650,572
American Eagle Outfitters, Inc.	112,318	1,931,870
Arhaus, Inc.	33,200	279,544
Arko Corp.	53,400	428,802
ARKO Petroleum Corp.	9,200	173,420
†Asbury Automotive Group, Inc.	13,844	2,783,751
†Barnes & Noble Education, Inc.	11,700	146,952
†Bed Bath & Beyond, Inc.	53,997	312,643
LVIP State Street Small-Cap Index Fund-22

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Bob's Discount Furniture, Inc.	14,400	$227,808
†Boot Barn Holdings, Inc.	21,418	3,518,335
Buckle, Inc.	23,108	975,158
Build-A-Bear Workshop, Inc.	8,100	247,941
Caleres, Inc.	22,051	272,771
Camping World Holdings, Inc. Class A	41,100	313,593
†Citi Trends, Inc.	3,100	179,304
Designer Brands, Inc. Class A	22,100	128,843
†Envela Corp.	5,200	150,176
†EVgo, Inc.	88,000	168,080
†Genesco, Inc.	6,432	217,209
Group 1 Automotive, Inc.	8,315	2,421,078
Haverty Furniture Cos., Inc.	9,414	240,339
J Jill, Inc.	3,300	52,371
†Lands' End, Inc.	6,500	68,120
†MarineMax, Inc.	12,840	470,201
Monro, Inc.	18,649	319,084
†National Vision Holdings, Inc.	56,500	1,074,065
†OneWater Marine, Inc. Class A	8,600	96,922
†Outdoor Holding Co.	63,000	143,640
†Petco Health & Wellness Co., Inc.	55,600	151,232
†RealReal, Inc.	80,000	943,200
†Revolve Group, Inc.	30,000	686,700
†RH	11,100	1,828,503
†RideNow Group, Inc. Class B	12,400	82,584
†Sally Beauty Holdings, Inc.	69,000	975,660
Shoe Station Group, Inc.	10,842	160,787
Signet Jewelers Ltd.	28,076	2,420,151
Sonic Automotive, Inc. Class A	8,031	680,948
†Stitch Fix, Inc. Class A	84,800	348,528
†ThredUp, Inc. Class A	75,300	515,805
†Torrid Holdings, Inc.	16,000	29,920
Upbound Group, Inc.	39,310	834,158
†Urban Outfitters, Inc.	39,900	2,827,314
†Victoria's Secret & Co.	48,800	4,073,824
†Warby Parker, Inc. Class A	71,600	2,172,344
Winmark Corp.	2,147	908,353
†Zumiez, Inc.	9,423	167,729
		44,825,502
Technology Hardware, Storage & Peripherals–0.33%
†Corsair Gaming, Inc.	32,100	310,407
†CPI Card Group, Inc.	3,600	74,808
†Diebold Nixdorf, Inc.	15,700	1,334,814
†Eastman Kodak Co.	46,400	429,200
GPGI, Inc. Class A	128,000	2,028,800
Immersion Corp.	14,500	98,165
†Infleqtion, Inc.	83,500	1,112,220
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†One Stop Systems, Inc.	16,400	$298,152
†Quantum Computing, Inc.	146,100	1,417,170
†Turtle Beach Corp.	10,000	124,500
Xerox Holdings Corp.	79,100	247,583
		7,475,819
Textiles, Apparel & Luxury Goods–0.61%
†Capri Holdings Ltd.	84,900	1,576,593
Carter's, Inc.	25,600	1,053,696
Ermenegildo Zegna NV	28,500	371,070
†Figs, Inc. Class A	67,700	692,571
†Fossil Group, Inc.	40,400	167,256
G-III Apparel Group Ltd.	26,196	883,067
Kontoor Brands, Inc.	38,200	3,183,588
Movado Group, Inc.	10,980	431,624
Oxford Industries, Inc.	9,466	330,079
†Playboy, Inc.	47,400	57,828
Rocky Brands, Inc.	4,100	169,084
Steven Madden Ltd.	51,801	2,180,822
Superior Group of Cos., Inc.	5,000	65,600
†Under Armour, Inc. Class A	262,300	1,653,453
Wolverine World Wide, Inc.	58,971	974,791
		13,791,122
Tobacco–0.09%
Turning Point Brands, Inc.	13,425	1,138,574
Universal Corp.	17,842	930,817
		2,069,391
Trading Companies & Distributors–1.16%
†Alta Equipment Group, Inc.	14,590	94,397
†BlueLinx Holdings, Inc.	5,200	321,776
Boise Cascade Co.	25,646	1,990,899
†Custom Truck One Source, Inc.	40,600	479,486
†Distribution Solutions Group, Inc.	5,096	139,376
†DNOW, Inc.	132,806	1,722,494
†DXP Enterprises, Inc.	9,243	1,559,664
EVI Industries, Inc.	3,600	53,208
GATX Corp.	24,800	4,394,312
Global Industrial Co.	10,758	359,963
Herc Holdings, Inc.	23,137	3,316,457
†Hudson Technologies, Inc.	26,500	152,110
Karat Packaging, Inc.	5,100	170,646
McGrath RentCorp	17,540	2,122,866
†NPK International, Inc.	58,841	936,160
Rush Enterprises, Inc. Class A	50,182	3,686,049
†Titan Machinery, Inc.	14,470	305,606
†Transcat, Inc.	6,700	621,559
Willis Lease Finance Corp.	2,700	617,760
†Xometry, Inc. Class A	32,100	3,098,292
		26,143,080
LVIP State Street Small-Cap Index Fund-23

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Transportation Infrastructure–0.01%
†Sky Harbour Group Corp.	14,900	$146,616
		146,616
Water Utilities–0.34%
American States Water Co.	27,679	2,287,116
†Cadiz, Inc.	32,901	137,526
California Water Service Group	42,942	2,089,128
Consolidated Water Co. Ltd.	10,000	295,000
Global Water Resources, Inc.	8,783	63,589
H2O America	24,415	1,483,700
Middlesex Water Co.	13,231	743,053
†Pure Cycle Corp.	14,100	151,011
York Water Co.	11,837	362,804
		7,612,927
Wireless Telecommunication Services–0.13%
†Gogo, Inc.	49,500	153,450
Spok Holdings, Inc.	13,900	142,336
Telephone & Data Systems, Inc.	69,600	2,575,896
		2,871,682
Total Common Stock (Cost $1,310,348,768)		2,242,634,726
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
=†Aduro Biotech, Inc.	15,060	$5,723
=†Akero Therapeutics, Inc.	49,800	32,370
=†Alimera Sciences, Inc.	16,900	676
=†Arcellx, Inc.	25,500	1,785
=†Chinook Therapeutics, Inc.	47,760	0
=†Gtx, Inc.	828	1,565
=†Tobira Therapeutics, Inc.	7,700	34,881
Total Rights (Cost $36,529)		77,000
WARRANT–0.00%
=†Pulse Biosciences, Inc. exp 6/27/29 exercise price USD 1.00	1,477	12,355
Total Warrant (Cost $0)		12,355

TOTAL INVESTMENTS–99.80% (Cost $1,310,385,297)	2,242,724,081
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	4,529,460
NET ASSETS APPLICABLE TO 52,790,942 SHARES OUTSTANDING–100.00%	$2,247,253,541
NET ASSET VALUE PER SHARE–LVIP STATE STREET SMALL-CAP INDEX FUND STANDARD CLASS ($1,583,712,878 / 37,159,270 Shares)	$42.620
NET ASSET VALUE PER SHARE–LVIP STATE STREET SMALL-CAP INDEX FUND SERVICE CLASS ($663,540,663 / 15,631,672 Shares)	$42.448
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$921,137,775
Distributable earnings/(accumulated loss)	1,326,115,766
TOTAL NET ASSETS	$2,247,253,541

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $441,320 cash collateral held at broker for futures contracts, $30,052 variation margin due from broker on futures contracts,
$2,750,848 payable for fund shares redeemed, $78,825 other accrued expenses payable, $751,226 due to manager and affiliates, $411,445 due to custodian, $16,408 payable for audit fee and $34,104 payable for fund accounting fee as of June 30, 2026.

LVIP State Street Small-Cap Index Fund-24

LVIP State Street Small-Cap Index Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2026:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
40	CME E-mini Russell 2000 Index Futures	$6,091,200	$5,936,050	9/18/26	$155,150	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Small-Cap Index Fund-25

LVIP State Street Small-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $20,720)	$13,897,383
EXPENSES:
Management fees	3,359,113
Distribution fees-Service Class	770,469
Shareholder servicing fees	304,420
Accounting and administration expenses	169,428
Index fees	114,015
Professional fees	43,806
Trustees’ fees and expenses	29,728
Reports and statements to shareholders	20,284
Pricing fees	9,870
Custodian fees	9,454
Consulting fees	8,082
Other	23,026
4,861,695
Less:
Management fees waived	(107,869)
Total operating expenses	4,753,826
NET INVESTMENT INCOME	9,143,557
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	340,727,876
Futures contracts	483,945
Net realized gain	341,211,821
Net change in unrealized appreciation (depreciation) of:
Investments	80,981,687
Futures contracts	594,803
Net change in unrealized appreciation (depreciation)	81,576,490
NET REALIZED AND UNREALIZED GAIN	422,788,311
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$431,931,868
See accompanying notes, which are an integral part of the financial statements.

LVIP State Street Small-Cap Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,143,557	$13,561,196
Net realized gain	341,211,821	93,729,393
Net change in unrealized appreciation (depreciation)	81,576,490	135,162,715
Net increase in net assets resulting from operations	431,931,868	242,453,304
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(83,509,438)
Service Class	—	(32,348,720)
	—	(115,858,158)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	45,326,138	169,185,294
Service Class	33,231,308	90,095,016
Reinvestment of dividends and distributions:
Standard Class	—	83,509,438
Service Class	—	32,348,720
	78,557,446	375,138,468
Cost of shares redeemed:
Standard Class	(201,412,165)	(338,364,343)
Service Class	(84,338,264)	(103,380,429)
	(285,750,429)	(441,744,772)
Decrease in net assets derived from capital share transactions	(207,192,983)	(66,606,304)
NET INCREASE IN NET ASSETS	224,738,885	59,988,842
NET ASSETS:
Beginning of period	2,022,514,656	1,962,525,814
End of period	$2,247,253,541	$2,022,514,656
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Small-Cap Index Fund-26

LVIP State Street Small-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Small-Cap Index Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$34.812	$32.786	$31.106	$27.338	$39.636	$35.910
Income (loss) from investment operations:
Net investment income[2]	0.178	0.251	0.306	0.332	0.303	0.252
Net realized and unrealized gain (loss)	7.630	3.811	3.201	4.124	(8.624)	4.931
Total from investment operations	7.808	4.062	3.507	4.456	(8.321)	5.183
Less dividends and distributions from:
Net investment income	—	(0.362)	(0.596)	(0.371)	(0.358)	(0.343)
Net realized gain	—	(1.674)	(1.231)	(0.317)	(3.619)	(1.114)
Total dividends and distributions	—	(2.036)	(1.827)	(0.688)	(3.977)	(1.457)
Net asset value, end of period	$42.620	$34.812	$32.786	$31.106	$27.338	$39.636
Total return[3]	22.43%	12.46%	11.14%	16.50%	(20.78% )	14.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,583,713	$1,433,964	$1,429,404	$1,664,375	$1,449,348	$1,994,358
Ratio of expenses to average net assets	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets	0.94%	0.77%	0.94%	1.16%	0.94%	0.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.93%	0.76%	0.93%	1.15%	0.93%	0.61%
Portfolio turnover	20%	16%	13%	15%	16%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Small-Cap Index Fund-27

LVIP State Street Small-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street Small-Cap Index Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$34.716	$32.710	$31.046	$27.292	$39.580	$35.858
Income (loss) from investment operations:
Net investment income[2]	0.131	0.169	0.224	0.260	0.221	0.150
Net realized and unrealized gain (loss)	7.601	3.792	3.187	4.112	(8.609)	4.927
Total from investment operations	7.732	3.961	3.411	4.372	(8.388)	5.077
Less dividends and distributions from:
Net investment income	—	(0.281)	(0.516)	(0.301)	(0.281)	(0.241)
Net realized gain	—	(1.674)	(1.231)	(0.317)	(3.619)	(1.114)
Total dividends and distributions	—	(1.955)	(1.747)	(0.618)	(3.900)	(1.355)
Net asset value, end of period	$42.448	$34.716	$32.710	$31.046	$27.292	$39.580
Total return[3]	22.27%	12.18%	10.87%	16.21%	(20.98% )	14.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$663,541	$588,551	$533,122	$488,817	$417,135	$551,286
Ratio of expenses to average net assets	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Ratio of net investment income to average net assets	0.69%	0.52%	0.69%	0.91%	0.69%	0.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.68%	0.51%	0.68%	0.90%	0.68%	0.36%
Portfolio turnover	20%	16%	13%	15%	16%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP State Street Small-Cap Index Fund-28

LVIP State Street Small-Cap Index Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP State Street Small-Cap Index Fund (formerly, LVIP SSGA Small-Cap Index Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP State Street Small-Cap Index Fund-29

LVIP State Street Small-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.32% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.005% of the first $500 million of the Fund’s average daily net assets; 0.010% of the next $1 billion; and 0.015% of the Fund’s average daily net assets in excess of $1.5 billion.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$82,327
Legal	13,696
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP State Street Small-Cap Index Fund-30

LVIP State Street Small-Cap Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,739 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$563,985
Distribution fees payable to LFD	134,398
Shareholder servicing fees payable to Lincoln Life	52,843
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$421,232,478
Sales	606,579,730
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,310,385,297
Aggregate unrealized appreciation of investments and derivatives	$1,058,042,542
Aggregate unrealized depreciation of investments and derivatives	(125,548,608)
Net unrealized appreciation of investments and derivatives	$932,493,934
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP State Street Small-Cap Index Fund-31

LVIP State Street Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$41,044,073	$—	$—	$41,044,073
Air Freight & Logistics	2,319,435	—	—	2,319,435
Automobile Components	26,324,922	—	—	26,324,922
Automobiles	2,972,322	—	—	2,972,322
Banks	233,082,567	—	— *	233,082,567
Beverages	3,901,298	—	—	3,901,298
Biotechnology	238,247,440	—	— *	238,247,440
Broadline Retail	2,741,407	—	—	2,741,407
Building Products	26,482,413	—	—	26,482,413
Capital Markets	42,316,285	—	—	42,316,285
Chemicals	41,764,372	—	—	41,764,372
Commercial Services & Supplies	34,299,738	—	—	34,299,738
Communications Equipment	24,932,441	—	—	24,932,441
Construction & Engineering	44,608,804	—	—	44,608,804
Construction Materials	4,530,945	—	—	4,530,945
Consumer Finance	27,545,945	—	—	27,545,945
Consumer Staples Distribution & Retail	12,694,503	—	—	12,694,503
Containers & Packaging	5,180,505	—	—	5,180,505
Distributors	1,347,128	—	—	1,347,128
Diversified Consumer Services	25,613,265	—	—	25,613,265
Diversified REITs	11,275,277	—	—	11,275,277
Diversified Telecommunication Services	11,979,845	—	—	11,979,845
Electric Utilities	14,771,606	—	—	14,771,606
Electrical Equipment	30,665,118	—	—	30,665,118
Electronic Equipment, Instruments & Components	63,549,354	—	—	63,549,354
Energy Equipment & Services	53,516,020	—	—	53,516,020
Entertainment	17,365,152	—	—	17,365,152
Financial Services	47,100,605	—	—	47,100,605
Food Products	11,770,205	—	—	11,770,205
Gas Utilities	22,188,818	—	—	22,188,818
Ground Transportation	9,685,600	—	—	9,685,600
Health Care Equipment & Supplies	60,544,022	—	— *	60,544,022
Health Care Providers & Services	66,665,653	—	—	66,665,653
Health Care REITs	16,774,888	—	—	16,774,888
Health Care Technology	7,481,776	—	—	7,481,776
Hotel & Resort REITs	19,046,061	—	—	19,046,061
Hotels, Restaurants & Leisure	45,199,138	—	—	45,199,138
Household Durables	37,271,666	—	—	37,271,666
Household Products	6,906,709	—	—	6,906,709
Independent Power and Renewable Electricity Producers	5,247,017	—	—	5,247,017
Industrial Conglomerates	1,477,575	—	—	1,477,575
Industrial REITs	8,924,293	—	—	8,924,293
Insurance	47,193,684	—	—	47,193,684
Interactive Media & Services	10,790,717	—	—	10,790,717
LVIP State Street Small-Cap Index Fund-32

LVIP State Street Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
IT Services	$8,593,647	$—	$—	$8,593,647
Leisure Products	10,922,694	—	—	10,922,694
Life Sciences Tools & Services	12,221,909	—	—	12,221,909
Machinery	76,073,610	—	—	76,073,610
Marine Transportation	5,719,244	—	—	5,719,244
Media	11,056,551	—	—	11,056,551
Metals & Mining	41,911,075	—	—	41,911,075
Mortgage Real Estate Investment Trusts (REITs)	17,578,663	—	—	17,578,663
Multi-Utilities	10,180,051	—	—	10,180,051
Office REITs	13,716,201	—	—	13,716,201
Oil, Gas & Consumable Fuels	75,351,701	—	— *	75,351,701
Paper & Forest Products	1,320,427	—	—	1,320,427
Passenger Airlines	10,923,409	—	—	10,923,409
Personal Care Products	6,476,235	—	—	6,476,235
Pharmaceuticals	63,667,540	—	465	63,668,005
Professional Services	25,182,671	—	—	25,182,671
Real Estate Management & Development	17,501,970	—	—	17,501,970
Residential REITs	4,899,600	—	—	4,899,600
Retail REITs	29,455,975	—	—	29,455,975
Semiconductors & Semiconductor Equipment	81,931,356	—	—	81,931,356
Software	134,807,116	—	939,600	135,746,716
Specialized REITs	7,926,270	—	—	7,926,270
Specialty Retail	44,825,502	—	—	44,825,502
Technology Hardware, Storage & Peripherals	7,475,819	—	—	7,475,819
Textiles, Apparel & Luxury Goods	13,791,122	—	—	13,791,122
Tobacco	2,069,391	—	—	2,069,391
Trading Companies & Distributors	26,143,080	—	—	26,143,080
Transportation Infrastructure	146,616	—	—	146,616
Water Utilities	7,612,927	—	—	7,612,927
Wireless Telecommunication Services	2,871,682	—	—	2,871,682
Rights	—	—	77,000	77,000
Warrant	—	—	12,355	12,355
Total Investments	$2,241,694,661	$—	$1,029,420	$2,242,724,081
Derivatives:

Assets:
Futures Contract	$155,150	$—	$—	$155,150

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
LVIP State Street Small-Cap Index Fund-33

LVIP State Street Small-Cap Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	1,196,302	5,379,275
Service Class	867,935	2,813,131
Shares reinvested:
Standard Class	—	2,400,001
Service Class	—	933,914
	2,064,237	11,526,321
Shares redeemed:
Standard Class	(5,228,309)	(10,185,898)
Service Class	(2,189,796)	(3,092,044)
	(7,418,105)	(13,277,942)
Net decrease	(5,353,868)	(1,751,621)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $56,250,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$155,150	Receivables and other assets net of liabilities	$—
LVIP State Street Small-Cap Index Fund-34

LVIP State Street Small-Cap Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$483,945	$594,803
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$7,468,067	$—
7. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP State Street Small-Cap Index Fund-35

LVIP State Street SMID Cap Managed Volatility Fund
(formerly, LVIP SSGA SMID Cap Managed Volatility Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP State Street SMID Cap Managed Volatility Fund

LVIP State Street SMID Cap Managed Volatility Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.74%
INVESTMENT COMPANIES–97.74%
Equity Funds–97.74%
✧✧Lincoln Variable Insurance Products Trust-
LVIP State Street Mid-Cap Index Fund	7,714,707	$116,492,068
LVIP State Street Small-Cap Index Fund	11,090,135	472,650,481
Total Affiliated Investments (Cost $346,941,165)		589,142,549

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–2.12%
INVESTMENT COMPANY–2.12%
Money Market Fund–2.12%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	12,785,593	$12,785,593
Total Unaffiliated Investment (Cost $12,785,593)		12,785,593

TOTAL INVESTMENTS–99.86% (Cost $359,726,758)	601,928,142
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	866,234
NET ASSETS APPLICABLE TO 38,580,144 SHARES OUTSTANDING–100.00%	$602,794,376

✧✧Standard Class shares.

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
79	CME E-mini Russell 2000 Index Futures	$12,030,120	$11,292,652	9/18/26	$737,468	$—
5	CME E-mini S&P MidCap 400 Index Futures	1,942,500	1,854,508	9/18/26	87,992	—
Total Futures Contracts					$825,460	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street SMID Cap Managed Volatility Fund-1

LVIP State Street SMID Cap Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
ASSETS:
Affiliated investments, at value	$589,142,549
Unaffiliated investments, at value	12,785,593
Receivable for securities sold	1,267,980
Cash collateral held at broker for futures contracts	1,080,328
Variation margin due from broker on futures contracts	74,607
Dividends and interest receivable	38,627
Expense reimbursement receivable from Lincoln Financial Investments Corporation	21,861
Prepaid expenses	1,799
Receivable for fund shares sold	15
TOTAL ASSETS	604,413,359
LIABILITIES:
Payable for fund shares redeemed	1,334,731
Due to manager and affiliates	248,785
Payable for audit fee	14,229
Other accrued expenses payable	11,473
Payable for fund accounting fee	9,765
TOTAL LIABILITIES	1,618,983
TOTAL NET ASSETS	$602,794,376
Affiliated investments, at cost	$346,941,165
Unaffiliated investments, at cost	12,785,593
Standard Class:
Net Assets	$111,137
Shares Outstanding	7,090
Net Asset Value Per Share	$15.675
Service Class:
Net Assets	$602,683,239
Shares Outstanding	38,573,054
Net Asset Value Per Share	$15.624
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$416,403,080
Distributable earnings/(accumulated loss)	186,391,296
TOTAL NET ASSETS	$602,794,376
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street SMID Cap Managed Volatility Fund-2

LVIP State Street SMID Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$266,324
EXPENSES:
Distribution fees-Service Class	734,855
Management fees	676,185
Shareholder servicing fees	85,258
Accounting and administration expenses	46,925
Professional fees	23,948
Reports and statements to shareholders	11,522
Trustees’ fees and expenses	8,565
Consulting fees	3,953
Custodian fees	3,455
Pricing fees	702
Other	9,494
1,604,862
Less:
Management fees waived	(14,700)
Expenses reimbursed	(135,024)
Total operating expenses	1,455,138
NET INVESTMENT LOSS	(1,188,814)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	25,359,609
Futures contracts	1,209,869
Net realized gain	26,569,478
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	87,248,696
Futures contracts	1,482,033
Net change in unrealized appreciation (depreciation)	88,730,729
NET REALIZED AND UNREALIZED GAIN	115,300,207
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$114,111,393
See accompanying notes, which are an integral part of the financial statements.

LVIP State Street SMID Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,188,814)	$3,529,083
Net realized gain	26,569,478	3,835,006
Net change in unrealized appreciation (depreciation)	88,730,729	21,136,409
Net increase in net assets resulting from operations	114,111,393	28,500,498
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,419)
Service Class	—	(32,155,667)
	—	(32,161,086)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	23	22,521
Service Class	6,025,938	47,579,154
Reinvestment of dividends and distributions:
Standard Class	—	5,419
Service Class	—	32,155,667
	6,025,961	79,762,761
Cost of shares redeemed:
Standard Class	(6,851)	(6,719)
Service Class	(102,030,465)	(113,973,450)
	(102,037,316)	(113,980,169)
Decrease in net assets derived from capital share transactions	(96,011,355)	(34,217,408)
NET INCREASE (DECREASE) IN NET ASSETS	18,100,038	(37,877,996)
NET ASSETS:
Beginning of period	584,694,338	622,572,334
End of period	$602,794,376	$584,694,338
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street SMID Cap Managed Volatility Fund-3

LVIP State Street SMID Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street SMID Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.929	$13.079	$12.238	$10.884	$14.150	$14.479
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.011)	0.106	0.181	0.140	0.097	0.098
Net realized and unrealized gain (loss)	2.757	0.474	1.201	1.352	(2.703)	2.216
Total from investment operations	2.746	0.580	1.382	1.492	(2.606)	2.314
Less dividends and distributions from:
Net investment income	—	(0.183)	(0.335)	(0.138)	(0.094)	(0.379)
Net realized gain	—	(0.547)	(0.206)	—	(0.539)	(2.264)
Return of capital	—	—	—	—	(0.027)	—
Total dividends and distributions	—	(0.730)	(0.541)	(0.138)	(0.660)	(2.643)
Net asset value, end of period	$15.675	$12.929	$13.079	$12.238	$10.884	$14.150
Total return[3]	21.24%	4.49%	11.33%	13.69%	(18.36% )	16.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$111	$98	$76	$76	$59	$79
Ratio of expenses to average net assets[4]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	(0.16% )[5]	0.84%	1.40%	1.23%	0.79%	0.61%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.21% )[5]	0.79%	1.35%	1.18%	0.74%	0.56%
Portfolio turnover	1%	14%	7%	9%	11%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street SMID Cap Managed Volatility Fund-4

LVIP State Street SMID Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP State Street SMID Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.903	$13.056	$12.216	$10.867	$14.127	$14.463
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.028)	0.074	0.148	0.111	0.066	0.058
Net realized and unrealized gain (loss)	2.749	0.470	1.198	1.348	(2.696)	2.213
Total from investment operations	2.721	0.544	1.346	1.459	(2.630)	2.271
Less dividends and distributions from:
Net investment income	—	(0.150)	(0.300)	(0.110)	(0.064)	(0.343)
Net realized gain	—	(0.547)	(0.206)	—	(0.539)	(2.264)
Return of capital	—	—	—	—	(0.027)	—
Total dividends and distributions	—	(0.697)	(0.506)	(0.110)	(0.630)	(2.607)
Net asset value, end of period	$15.624	$12.903	$13.056	$12.216	$10.867	$14.127
Total return[3]	21.09%	4.23%	11.05%	13.41%	(18.57% )	15.95%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$602,683	$584,596	$622,496	$652,126	$582,900	$725,057
Ratio of expenses to average net assets[4]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.41% )[5]	0.59%	1.15%	0.98%	0.54%	0.36%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.46% )[5]	0.54%	1.10%	0.93%	0.49%	0.31%
Portfolio turnover	1%	14%	7%	9%	11%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP State Street SMID Cap Managed Volatility Fund-5

LVIP State Street SMID Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP State Street SMID Cap Managed Volatility Fund (formerly, LVIP SSGA SMID Cap Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP State Street Small-Cap Index Fund and LVIP State Street Mid-Cap Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP State Street Small-Cap Index Fund and LVIP State Street Mid-Cap Index Fund, which are sub-advised by an unaffiliated adviser. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial Statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP State Street SMID Cap Managed Volatility Fund-6

LVIP State Street SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$284,705	$281,825	$276,764	$843,294
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$23,342
Legal	3,882
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,860 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP State Street SMID Cap Managed Volatility Fund-7

LVIP State Street SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$21,861
Management fees payable to LFI	111,075
Distribution fees payable to LFD	123,394
Shareholder servicing fees payable to Lincoln Life	14,316
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.74%@
Equity Funds-97.74%@
✧✧LVIP State Street Mid-Cap Index Fund	$113,530,624	$3,395,293	$18,754,913	$2,660,853	$15,660,211	$116,492,068	7,714,707	$—	$—
✧✧LVIP State Street Small-Cap Index Fund	455,639,536	—	77,276,296	22,698,756	71,588,485	472,650,481	11,090,135	—	—
Total	$569,170,160	$3,395,293	$96,031,209	$25,359,609	$87,248,696	$589,142,549		$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$3,395,293
Sales	96,031,209
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$359,726,758
Aggregate unrealized appreciation of investments and derivatives	$243,026,844
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$243,026,844
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP State Street SMID Cap Managed Volatility Fund-8

LVIP State Street SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$589,142,549	$—	$—	$589,142,549
Unaffiliated Investment Company	12,785,593	—	—	12,785,593
Total Investments	$601,928,142	$—	$—	$601,928,142
Derivatives:
Assets:
Futures Contracts	$825,460	$—	$—	$825,460
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	2	1,844
Service Class	421,171	4,010,720
Shares reinvested:
Standard Class	—	419
Service Class	—	2,497,519
	421,173	6,510,502
Shares redeemed:
Standard Class	(478)	(520)
Service Class	(7,154,907)	(8,881,211)
	(7,155,385)	(8,881,731)
Net decrease	(6,734,212)	(2,371,229)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
LVIP State Street SMID Cap Managed Volatility Fund-9

LVIP State Street SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$825,460	Variation margin due from broker on futures contracts	$—

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,209,869	$1,482,033
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$15,039,489	$—
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP State Street SMID Cap Managed Volatility Fund-10

LVIP State Street SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP State Street SMID Cap Managed Volatility Fund-11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.45%
Aerospace & Defense–7.82%
†Arxis, Inc. Class A	44,314	$2,044,648
†ATI, Inc.	51,392	10,129,363
†Axon Enterprise, Inc.	34,408	19,289,469
BWX Technologies, Inc.	31,551	6,141,402
Carpenter Technology Corp.	13,320	8,216,309
Curtiss-Wright Corp.	8,243	6,246,216
FTAI Aviation Ltd.	40,896	11,063,595
HEICO Corp.	39,117	13,933,084
†Karman Holdings, Inc.	28,822	1,438,794
†Kratos Defense & Security Solutions, Inc.	14,798	737,828
Leonardo DRS, Inc.	29,500	1,258,765
†Loar Holdings, Inc.	24,835	2,001,949
†Rocket Lab Corp.	218,731	22,234,006
†StandardAero, Inc.	71,248	2,131,028
Woodward, Inc.	21,401	9,104,842
		115,971,298
Air Freight & Logistics–0.10%
†GXO Logistics, Inc.	28,400	1,439,880
		1,439,880
Banks–0.13%
East West Bancorp, Inc.	15,197	1,961,781
		1,961,781
Beverages–0.22%
†Celsius Holdings, Inc.	66,253	1,939,888
Primo Brands Corp.	52,646	1,286,668
		3,226,556
Biotechnology–5.75%
†Alnylam Pharmaceuticals, Inc.	54,000	16,255,620
†Argenx SE ADR	2,127	1,973,367
†Arrowhead Pharmaceuticals, Inc.	15,812	1,288,836
†Ascendis Pharma AS	7,192	1,918,250
†BeOne Medicines Ltd. ADR	5,506	1,569,045
†Bridgebio Pharma, Inc.	19,015	1,416,237
†CG oncology, Inc.	23,876	1,696,390
†Cogent Biosciences, Inc.	38,300	1,482,210
†Cytokinetics, Inc.	18,067	1,539,128
†Insmed, Inc.	81,758	8,717,038
†Ionis Pharmaceuticals, Inc.	63,862	5,063,618
†Krystal Biotech, Inc.	4,855	1,804,458
†Kymera Therapeutics, Inc.	29,977	3,437,463
†Madrigal Pharmaceuticals, Inc.	2,563	1,376,203
†Mirum Pharmaceuticals, Inc.	12,298	1,439,727
†Natera, Inc.	51,248	13,911,270
†Praxis Precision Medicines, Inc.	4,136	1,384,691
†Revolution Medicines, Inc.	62,959	11,790,961
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Rhythm Pharmaceuticals, Inc.	14,382	$1,596,833
†Summit Therapeutics, Inc.	61,900	901,883
†United Therapeutics Corp.	2,100	1,137,843
†Vaxcyte, Inc.	35,152	2,043,386
†Xenon Pharmaceuticals, Inc.	24,820	1,498,135
		85,242,592
Broadline Retail–0.62%
†Coupang, Inc.	257,751	4,477,135
eBay, Inc.	19,054	2,129,284
†Ollie's Bargain Outlet Holdings, Inc.	32,995	2,536,656
		9,143,075
Building Products–0.81%
AAON, Inc.	20,615	2,615,219
Lennox International, Inc.	5,749	3,293,890
†Madison Air Solutions Corp. Class A	33,987	1,325,493
†Modine Manufacturing Co.	18,056	4,821,313
		12,055,915
Capital Markets–2.89%
Ameriprise Financial, Inc.	5,563	2,552,082
ARES Management Corp. Class A	13,295	1,479,866
Cboe Global Markets, Inc.	4,259	1,033,532
Lazard, Inc.	33,463	1,403,438
LPL Financial Holdings, Inc.	15,699	4,422,094
MSCI, Inc.	5,979	3,348,479
Nasdaq, Inc.	15,515	1,222,892
†Robinhood Markets, Inc. Class A	208,964	20,954,910
StepStone Group, Inc. Class A	23,296	963,523
Stifel Financial Corp.	19,222	1,341,119
Tradeweb Markets, Inc. Class A	28,107	2,801,144
Virtu Financial, Inc. Class A	23,082	1,374,995
		42,898,074
Chemicals–0.57%
CF Industries Holdings, Inc.	12,106	1,310,595
Sensient Technologies Corp.	13,328	1,643,209
Solstice Advanced Materials, Inc.	62,466	5,534,488
		8,488,292
Commercial Services & Supplies–0.25%
GFL Environmental, Inc.	25,770	948,078
Tetra Tech, Inc.	45,364	1,310,566
Veralto Corp.	15,474	1,372,235
		3,630,879
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–1.96%
†Lumentum Holdings, Inc.	24,736	$21,224,972
Motorola Solutions, Inc.	3,076	1,277,432
†Viavi Solutions, Inc.	137,816	6,580,714
		29,083,118
Construction & Engineering–3.93%
†API Group Corp.	38,113	1,614,086
Comfort Systems USA, Inc.	15,820	31,354,449
EMCOR Group, Inc.	17,618	14,620,826
†MasTec, Inc.	25,709	10,696,486
		58,285,847
Consumer Finance–0.11%
SLM Corp.	61,614	1,598,267
		1,598,267
Consumer Staples Distribution & Retail–1.27%
Casey's General Stores, Inc.	9,127	7,254,048
Dollar General Corp.	13,499	1,553,870
†Performance Food Group Co.	17,821	1,992,210
†Sprouts Farmers Market, Inc.	24,457	2,068,573
†U.S. Foods Holding Corp.	58,827	6,015,061
		18,883,762
Containers & Packaging–0.10%
Packaging Corp. of America	6,119	1,458,035
		1,458,035
Diversified Consumer Services–0.08%
Service Corp. International	16,192	1,229,944
		1,229,944
Diversified Telecommunication Services–0.57%
†AST SpaceMobile, Inc.	92,118	8,185,605
=†πSocure, Inc.	14,128	201,748
		8,387,353
Electric Utilities–0.77%
IDACORP, Inc.	37,625	5,692,662
NRG Energy, Inc.	38,862	5,676,184
		11,368,846
Electrical Equipment–2.52%
†Bloom Energy Corp. Class A	5,614	1,699,358
Hubbell, Inc.	5,324	2,785,517
†Innio NV	22,822	902,610
†Nextpower, Inc. Class A	11,029	1,313,995
nVent Electric PLC	19,796	3,357,599
Powell Industries, Inc.	16,998	4,867,547
Rockwell Automation, Inc.	30,445	15,072,711
†Vicor Corp.	19,310	7,333,552
		37,332,889
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–4.83%
Advanced Energy Industries, Inc.	3,617	$1,348,671
Belden, Inc.	23,669	2,838,150
CDW Corp.	13,588	1,911,016
†Celestica, Inc.	23,582	8,602,714
Cognex Corp.	20,875	1,511,767
†Coherent Corp.	20,024	7,898,867
†Fabrinet	15,607	8,772,383
†Flex Ltd.	8,261	1,338,860
Jabil, Inc.	13,836	5,333,501
†Keysight Technologies, Inc.	38,854	13,601,620
†Sanmina Corp.	5,181	1,311,207
TD SYNNEX Corp.	24,905	6,658,103
TE Connectivity PLC	8,801	1,774,370
†Teledyne Technologies, Inc.	6,348	4,233,481
†TTM Technologies, Inc.	24,028	4,493,717
		71,628,427
Energy Equipment & Services–0.20%
TechnipFMC PLC	43,683	2,896,183
		2,896,183
Entertainment–3.18%
†Liberty Media Corp.-Liberty Formula One Class C	36,002	3,425,230
†Live Nation Entertainment, Inc.	67,753	12,406,252
†ROBLOX Corp. Class A	224,419	12,203,905
†Take-Two Interactive Software, Inc.	59,448	14,860,811
TKO Group Holdings, Inc.	20,997	4,226,906
		47,123,104
Financial Services–1.17%
†Affirm Holdings, Inc.	24,560	2,002,868
†Block, Inc.	17,008	1,292,608
†Corpay, Inc.	15,546	5,181,015
Global Payments, Inc.	17,420	1,263,995
=†πIcapital, Inc.	89,535	1,522,095
†Rocket Cos., Inc. Class A	95,862	1,509,827
†Toast, Inc. Class A	166,126	4,621,625
		17,394,033
Food Products–0.13%
†Freshpet, Inc.	11,700	691,704
McCormick & Co., Inc.	25,171	1,269,122
		1,960,826
Ground Transportation–0.61%
Old Dominion Freight Line, Inc.	11,669	2,527,505
†XPO, Inc.	31,971	6,563,327
		9,090,832
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–2.13%
†Dexcom, Inc.	156,356	$10,530,577
†Edwards Lifesciences Corp.	15,101	1,366,037
†Glaukos Corp.	12,865	1,798,012
†IDEXX Laboratories, Inc.	28,159	14,824,024
†Insulet Corp.	12,424	1,891,554
†Medline, Inc. Class A	29,276	1,154,645
		31,564,849
Health Care Providers & Services–3.81%
†BrightSpring Health Services, Inc.	54,695	3,814,429
Cardinal Health, Inc.	51,139	12,148,581
Cencora, Inc.	77,994	22,070,742
†Centene Corp.	27,656	1,775,239
†DaVita, Inc.	6,278	1,396,730
Encompass Health Corp.	32,040	3,238,603
†Guardant Health, Inc.	39,700	5,956,191
†HealthEquity, Inc.	11,600	1,047,712
Quest Diagnostics, Inc.	9,397	1,991,694
†RadNet, Inc.	18,008	1,110,553
†Tenet Healthcare Corp.	10,415	1,948,438
		56,498,912
Health Care REITs–0.11%
Ventas, Inc.	19,070	1,693,416
		1,693,416
Health Care Technology–0.18%
†Veeva Systems, Inc. Class A	8,275	1,468,564
†Waystar Holding Corp.	60,494	1,241,942
		2,710,506
Hotels, Restaurants & Leisure–5.90%
†Cava Group, Inc.	50,093	3,931,299
†Chipotle Mexican Grill, Inc.	320,436	10,894,824
Churchill Downs, Inc.	18,718	1,677,882
Darden Restaurants, Inc.	44,990	9,268,390
Domino's Pizza, Inc.	4,259	1,260,834
†Dutch Bros, Inc. Class A	62,842	4,512,684
Expedia Group, Inc.	46,254	11,835,473
Hyatt Hotels Corp. Class A	9,500	1,841,480
Las Vegas Sands Corp.	103,953	4,801,589
Royal Caribbean Cruises Ltd.	49,223	15,629,779
Texas Roadhouse, Inc.	27,340	5,282,908
†Viking Holdings Ltd.	68,346	7,153,776
Wingstop, Inc.	12,035	2,086,989
Yum! Brands, Inc.	45,166	7,220,237
		87,398,144
Household Durables–0.33%
†SharkNinja, Inc.	13,585	2,068,588
Somnigroup International, Inc.	35,770	2,804,368
		4,872,956
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers–1.11%
Vistra Corp.	103,597	$16,433,592
		16,433,592
Insurance–0.60%
Allstate Corp.	6,618	1,574,687
Arthur J Gallagher & Co.	8,992	2,064,293
Globe Life, Inc.	18,066	3,228,033
Hanover Insurance Group, Inc.	9,458	2,025,147
		8,892,160
Interactive Media & Services–0.66%
†Reddit, Inc. Class A	56,404	9,790,606
		9,790,606
IT Services–6.20%
†Cloudflare, Inc. Class A	142,006	34,831,232
†CoreWeave, Inc. Class A	100,660	10,019,696
†DigitalOcean Holdings, Inc.	40,717	6,393,791
†GoDaddy, Inc. Class A	23,245	1,973,036
†MongoDB, Inc.	25,063	8,418,662
†Okta, Inc.	15,543	2,120,842
†Snowflake, Inc. Class A	101,277	25,774,996
†Twilio, Inc. Class A	11,200	2,310,896
		91,843,151
Life Sciences Tools & Services–0.84%
†Charles River Laboratories International, Inc.	6,465	1,466,197
†Medpace Holdings, Inc.	10,989	5,819,665
†Mettler-Toledo International, Inc.	1,082	1,382,266
†Repligen Corp.	10,727	1,463,592
West Pharmaceutical Services, Inc.	6,334	2,273,906
		12,405,626
Machinery–0.89%
Esab Corp.	13,782	1,359,319
JBT Marel Corp.	10,216	1,481,320
†Middleby Corp.	11,683	2,009,593
Mueller Industries, Inc.	12,830	1,577,192
†RBC Bearings, Inc.	5,881	3,787,717
†Symbotic, Inc.	29,719	1,335,869
Westinghouse Air Brake Technologies Corp.	6,266	1,689,314
		13,240,324
Media–0.08%
†EchoStar Corp. Class A	11,909	1,208,764
		1,208,764
Metals & Mining–1.27%
†Almonty Industries, Inc.	84,796	1,404,222
Anglogold Ashanti PLC	105,930	8,568,678
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Kinross Gold Corp.	168,318	$3,975,671
†MP Materials Corp.	19,944	1,117,063
Steel Dynamics, Inc.	16,184	3,713,581
		18,779,215
Oil, Gas & Consumable Fuels–3.41%
Cameco Corp.	18,805	1,915,477
Cheniere Energy, Inc.	13,395	3,201,539
Diamondback Energy, Inc.	9,256	1,627,020
EQT Corp.	21,360	1,135,711
HF Sinclair Corp.	23,085	1,607,870
Marathon Petroleum Corp.	21,353	5,459,322
Ovintiv, Inc.	33,789	1,778,991
Permian Resources Corp. Class A	77,779	1,431,911
Targa Resources Corp.	82,055	22,002,228
Texas Pacific Land Corp.	20,927	9,158,492
†Uranium Energy Corp.	115,468	1,230,889
		50,549,450
Paper & Forest Products–0.08%
Louisiana-Pacific Corp.	14,717	1,157,639
		1,157,639
Passenger Airlines–0.32%
Delta Air Lines, Inc.	27,899	2,613,020
†United Airlines Holdings, Inc.	16,088	2,187,807
		4,800,827
Personal Care Products–0.13%
Estee Lauder Cos., Inc. Class A	24,403	1,926,617
		1,926,617
Pharmaceuticals–0.28%
†Axsome Therapeutics, Inc.	6,019	1,473,270
†Elanco Animal Health, Inc.	63,798	1,570,069
Zoetis, Inc.	16,266	1,168,875
		4,212,214
Professional Services–1.41%
Booz Allen Hamilton Holding Corp.	32,235	1,955,698
Broadridge Financial Solutions, Inc.	9,448	1,293,904
†CACI International, Inc. Class A	3,000	1,389,780
†ExlService Holdings, Inc.	26,600	687,876
Paychex, Inc.	19,671	1,934,249
†Paylocity Holding Corp.	18,201	1,902,551
†Planet Labs PBC	97,886	3,242,963
UL Solutions, Inc. Class A	63,948	6,513,743
Verisk Analytics, Inc.	10,789	1,936,949
		20,857,713
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.20%
†CBRE Group, Inc. Class A	21,557	$2,903,512
		2,903,512
Retail REITs–1.46%
Simon Property Group, Inc.	96,628	21,610,852
		21,610,852
Semiconductors & Semiconductor Equipment–10.70%
†Allegro MicroSystems, Inc.	23,739	1,652,709
†Astera Labs, Inc.	65,422	31,600,134
†AXT, Inc.	13,912	1,002,777
†Cerebras Systems, Inc. Class A	3,813	842,673
†Credo Technology Group Holding Ltd.	61,145	16,628,383
Entegris, Inc.	11,478	2,064,433
†FormFactor, Inc.	19,754	3,159,257
GLOBALFOUNDRIES, Inc.	18,490	1,523,761
†Impinj, Inc.	7,300	1,045,579
†Lattice Semiconductor Corp.	62,512	9,561,836
†MACOM Technology Solutions Holdings, Inc.	26,573	10,107,572
†MaxLinear, Inc.	14,679	1,879,352
Microchip Technology, Inc.	191,769	17,489,333
MKS, Inc.	4,372	1,944,666
Monolithic Power Systems, Inc.	2,458	3,397,841
†ON Semiconductor Corp.	22,516	2,128,663
†Onto Innovation, Inc.	10,275	3,888,574
†Rambus, Inc.	39,398	5,229,691
†Semtech Corp.	34,493	5,582,692
†SiTime Corp.	10,700	7,977,492
Skyworks Solutions, Inc.	20,504	1,390,171
Teradyne, Inc.	50,553	24,459,563
†Tower Semiconductor Ltd.	15,327	3,994,829
		158,551,981
Software–7.12%
†Appfolio, Inc. Class A	8,550	1,370,992
†Atlassian Corp. Class A	21,689	1,687,187
†Autodesk, Inc.	66,087	12,848,635
=†πCanva, Inc.	607	908,326
=†πDatabricks, Inc.	29,136	6,489,753
†Datadog, Inc. Class A	145,118	37,782,922
†Descartes Systems Group, Inc.	12,466	863,146
†Fair Isaac Corp.	4,164	4,975,064
†Guidewire Software, Inc.	16,174	1,990,211
†HubSpot, Inc.	9,711	1,772,355
†Hut 8 Corp.	11,545	1,332,813
InterDigital, Inc.	9,652	2,732,771
†JFrog Ltd.	22,081	2,006,721
†Manhattan Associates, Inc.	14,788	2,059,229
†Nebius Group NV	18,404	5,082,633
†Nutanix, Inc. Class A	39,521	2,013,990
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Pegasystems, Inc.	22,400	$671,328
†Procore Technologies, Inc.	52,223	2,121,298
†PTC, Inc.	10,474	1,189,951
†Rubrik, Inc. Class A	39,525	3,173,067
†Samsara, Inc. Class A	166,404	5,396,482
=†πSnyk Ltd.	62,548	263,953
†Tyler Technologies, Inc.	6,738	1,970,595
†Zscaler, Inc.	34,250	4,834,387
		105,537,809
Specialized REITs–0.30%
Iron Mountain, Inc.	14,836	1,873,935
Lamar Advertising Co. Class A	16,869	2,631,227
		4,505,162
Specialty Retail–2.66%
†AutoZone, Inc.	451	1,441,369
†Boot Barn Holdings, Inc.	9,715	1,595,883
†Burlington Stores, Inc.	33,238	10,529,799
†Carvana Co.	37,909	2,495,170
†Chewy, Inc. Class A	120,476	2,367,353
Murphy USA, Inc.	10,922	5,885,538
Ross Stores, Inc.	10,987	2,338,583
†Ulta Beauty, Inc.	8,814	3,974,938
†Valvoline, Inc.	122,696	4,851,400
†Wayfair, Inc. Class A	20,064	1,854,315
Williams-Sonoma, Inc.	9,261	2,158,739
		39,493,087
Technology Hardware, Storage & Peripherals–0.84%
†Everpure, Inc. Class A	93,128	7,337,555
NetApp, Inc.	33,103	5,123,020
		12,460,575
Textiles, Apparel & Luxury Goods–1.52%
†Amer Sports, Inc.	59,401	2,010,130
†Birkenstock Holding PLC	26,200	1,127,386
†Deckers Outdoor Corp.	12,599	1,250,955
†On Holding AG Class A	71,145	2,519,956
Ralph Lauren Corp.	8,343	3,348,963
Tapestry, Inc.	83,327	12,197,406
		22,454,796
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–3.32%
Applied Industrial Technologies, Inc.	6,419	$2,170,585
†Core & Main, Inc. Class A	31,706	1,529,815
Fastenal Co.	366,607	17,608,134
Ferguson Enterprises, Inc.	13,622	3,232,909
United Rentals, Inc.	4,776	5,410,683
WW Grainger, Inc.	14,103	19,185,721
		49,137,847
Total Common Stock (Cost $1,086,712,897)		1,459,272,110
CONVERTIBLE PREFERRED STOCKS–1.41%
=†πCanva, Inc. Series A	36	53,871
=†πCanva, Inc. Series A3	1	1,497
=†πDatabricks, Inc. Series F	61,884	13,784,042
=†πDatabricks, Inc. Series G	6,699	1,492,135
=†πDatabricks, Inc. Series H	16,050	3,574,977
=†πDataRobot, Inc. Series G	43,773	48,150
=†πRappi, Inc. Series E	27,648	491,305
=†πSnyk Ltd. Series F	104,823	442,353
=†πSocure, Inc. Series A	17,170	245,188
=†πSocure, Inc. Series A1	14,092	201,234
=†πSocure, Inc. Series B	255	3,641
=†πSocure, Inc. Series E	32,664	466,442
Total Convertible Preferred Stocks (Cost $7,900,645)		20,804,835

MONEY MARKET FUND–0.09%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	1,423,879	1,423,879
Total Money Market Fund (Cost $1,423,879)		1,423,879

TOTAL INVESTMENTS–99.95% (Cost $1,096,037,421)	1,481,500,824
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	704,718
NET ASSETS APPLICABLE TO 45,573,809 SHARES OUTSTANDING–100.00%	$1,482,205,542
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($968,589,981 / 28,763,447 Shares)	$33.674
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($513,615,561 / 16,810,362 Shares)	$30.554
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$828,635,814
Distributable earnings/(accumulated loss)	653,569,728
TOTAL NET ASSETS	$1,482,205,542

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2026, the aggregate value of restricted securities was $30,190,710, which represented 2.04% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$1,034,657	$908,326
Canva, Inc. Series A	11/4/2021	61,371	53,871
Canva, Inc. Series A3	11/4/2021	1,705	1,497
Databricks, Inc.	7/24/2020	466,419	6,489,753
Databricks, Inc. Series F	10/22/2019	885,940	13,784,042
Databricks, Inc. Series G	2/1/2021	396,063	1,492,135
Databricks, Inc. Series H	9/1/2021	1,179,420	3,574,977
DataRobot, Inc. Series G	6/11/2021	1,197,647	48,150
Icapital, Inc.	3/14/2025	1,253,463	1,522,095
Rappi, Inc. Series E	9/8/2020	1,651,858	491,305
Snyk Ltd.	9/3/2021	897,220	263,953
Snyk Ltd. Series F	9/3/2021	1,495,342	442,353
Socure, Inc.	12/22/2021	227,017	201,748
Socure, Inc. Series A	12/22/2021	275,898	245,188
Socure, Inc. Series A1	12/22/2021	226,439	201,234
Socure, Inc. Series B	12/22/2021	4,097	3,641
Socure, Inc. Series E	10/27/2021	524,865	466,442
Total		$11,779,421	$30,190,710

★Includes $3,545,527 payable for securities purchased, $656,213 payable for fund shares redeemed, $8,129 other accrued expenses payable,
$896,163 due to manager and affiliates, $21,404 payable for audit fee and $24,949 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $984)	$4,149,846
EXPENSES:
Management fees	4,622,863
Distribution fees-Service Class	597,033
Shareholder servicing fees	199,614
Accounting and administration expenses	115,860
Professional fees	39,495
Trustees’ fees and expenses	19,860
Reports and statements to shareholders	16,254
Consulting fees	5,665
Custodian fees	5,110
Pricing fees	3,705
Other	28,973
5,654,432
Less:
Management fees waived	(158,202)
Total operating expenses	5,496,230
NET INVESTMENT LOSS	(1,346,384)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	123,992,094
Net change in unrealized appreciation (depreciation) of investments	(3,451,914)
NET REALIZED AND UNREALIZED GAIN	120,540,180
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$119,193,796
See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,346,384)	$(3,771,261)
Net realized gain	123,992,094	196,553,510
Net change in unrealized appreciation (depreciation)	(3,451,914)	(58,371,503)
Net increase in net assets resulting from operations	119,193,796	134,410,746
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(128,072,260)
Service Class	—	(74,316,274)
	—	(202,388,534)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	56,713,905	142,128,952
Service Class	35,535,986	83,078,973
Reinvestment of dividends and distributions:
Standard Class	—	128,072,260
Service Class	—	74,316,274
	92,249,891	427,596,459
Cost of shares redeemed:
Standard Class	(70,998,273)	(164,387,438)
Service Class	(43,802,165)	(91,747,002)
	(114,800,438)	(256,134,440)
Increase (decrease) in net assets derived from capital share transactions	(22,550,547)	171,462,019
NET INCREASE IN NET ASSETS	96,643,249	103,484,231
NET ASSETS:
Beginning of period	1,385,562,293	1,282,078,062
End of period	$1,482,205,542	$1,385,562,293
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$30.965	$32.321	$28.804	$23.777	$36.260	$36.647
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.017)	(0.065)	(0.029)	0.020	0.022	(0.135)
Net realized and unrealized gain (loss)	2.726	3.757	6.596	5.016	(9.040)	5.240
Total from investment operations	2.709	3.692	6.567	5.036	(9.018)	5.105
Less dividends and distributions from:
Net investment income	—	—	(0.095)	(0.009)	(0.001)	(0.005)
Net realized gain	—	(5.048)	(2.955)	—	(3.461)	(5.487)
Return of capital	—	—	—	—	(0.003)	—
Total dividends and distributions	—	(5.048)	(3.050)	(0.009)	(3.465)	(5.492)
Net asset value, end of period	$33.674	$30.965	$32.321	$28.804	$23.777	$36.260
Total return[3]	8.75%	11.04%	23.67%	21.17%	(24.52% )	13.84%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$968,590	$904,831	$840,481	$765,685	$680,842	$837,074
Ratio of expenses to average net assets	0.71%	0.71%	0.72%	0.72%	0.73%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.74%	0.74%	0.75%	0.73%
Ratio of net investment income (loss) to average net assets	(0.11% )	(0.19% )	(0.09% )	0.08%	0.08%	(0.35% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.13% )	(0.21% )	(0.11% )	0.06%	0.06%	(0.37% )
Portfolio turnover	49%	60%	44%	46%	38%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$28.130	$29.840	$26.809	$22.179	$34.219	$34.939
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.050)	(0.137)	(0.099)	(0.042)	(0.044)	(0.219)
Net realized and unrealized gain (loss)	2.474	3.475	6.110	4.672	(8.535)	4.991
Total from investment operations	2.424	3.338	6.011	4.630	(8.579)	4.772
Less dividends and distributions from:
Net investment income	—	—	(0.025)	—	0.003	(0.005)
Net realized gain	—	(5.048)	(2.955)	—	(3.461)	(5.487)
Return of capital	—	—	—	—	(0.003)	—
Total dividends and distributions	—	(5.048)	(2.980)	—	(3.461)	(5.492)
Net asset value, end of period	$30.554	$28.130	$29.840	$26.809	$22.179	$34.219
Total return[3]	8.62%	10.76%	23.36%	20.87%	(24.71% )	13.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$513,616	$480,731	$441,597	$387,599	$331,129	$452,441
Ratio of expenses to average net assets	0.96%	0.96%	0.97%	0.97%	0.98%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.98%	0.99%	0.99%	1.00%	0.98%
Ratio of net investment loss to average net assets	(0.36% )	(0.44% )	(0.34% )	(0.17% )	(0.17% )	(0.60% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.38% )	(0.46% )	(0.36% )	(0.19% )	(0.19% )	(0.62% )
Portfolio turnover	49%	60%	44%	46%	38%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize the value of your shares (capital appreciation).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.70% of the next $200 million; and 0.65% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
T. Rowe Price (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$54,375
Legal	9,046
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,581 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$760,188
Distribution fees payable to LFD	101,914
Shareholder servicing fees payable to Lincoln Life	34,061
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$681,054,975
Sales	705,175,774
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,096,037,421
Aggregate unrealized appreciation of investments	$415,562,723
Aggregate unrealized depreciation of investments	(30,099,320)
Net unrealized appreciation of investments	$385,463,403
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$115,971,298	$—	$—	$115,971,298
Air Freight & Logistics	1,439,880	—	—	1,439,880
Banks	1,961,781	—	—	1,961,781
Beverages	3,226,556	—	—	3,226,556
Biotechnology	85,242,592	—	—	85,242,592
Broadline Retail	9,143,075	—	—	9,143,075
Building Products	12,055,915	—	—	12,055,915
Capital Markets	42,898,074	—	—	42,898,074
Chemicals	8,488,292	—	—	8,488,292
Commercial Services & Supplies	3,630,879	—	—	3,630,879
Communications Equipment	29,083,118	—	—	29,083,118
Construction & Engineering	58,285,847	—	—	58,285,847
Consumer Finance	1,598,267	—	—	1,598,267
Consumer Staples Distribution & Retail	18,883,762	—	—	18,883,762
Containers & Packaging	1,458,035	—	—	1,458,035
Diversified Consumer Services	1,229,944	—	—	1,229,944
Diversified Telecommunication Services	8,185,605	—	201,748	8,387,353
Electric Utilities	11,368,846	—	—	11,368,846
Electrical Equipment	37,332,889	—	—	37,332,889
Electronic Equipment, Instruments & Components	71,628,427	—	—	71,628,427
Energy Equipment & Services	2,896,183	—	—	2,896,183
Entertainment	47,123,104	—	—	47,123,104
Financial Services	15,871,938	—	1,522,095	17,394,033
Food Products	1,960,826	—	—	1,960,826
Ground Transportation	9,090,832	—	—	9,090,832
Health Care Equipment & Supplies	31,564,849	—	—	31,564,849
Health Care Providers & Services	56,498,912	—	—	56,498,912
Health Care REITs	1,693,416	—	—	1,693,416
Health Care Technology	2,710,506	—	—	2,710,506
Hotels, Restaurants & Leisure	87,398,144	—	—	87,398,144
Household Durables	4,872,956	—	—	4,872,956
Independent Power and Renewable Electricity Producers	16,433,592	—	—	16,433,592
Insurance	8,892,160	—	—	8,892,160
Interactive Media & Services	9,790,606	—	—	9,790,606
IT Services	91,843,151	—	—	91,843,151
Life Sciences Tools & Services	12,405,626	—	—	12,405,626
Machinery	13,240,324	—	—	13,240,324
Media	1,208,764	—	—	1,208,764
Metals & Mining	18,779,215	—	—	18,779,215
Oil, Gas & Consumable Fuels	50,549,450	—	—	50,549,450
Paper & Forest Products	1,157,639	—	—	1,157,639
Passenger Airlines	4,800,827	—	—	4,800,827
Personal Care Products	1,926,617	—	—	1,926,617
Pharmaceuticals	4,212,214	—	—	4,212,214
Professional Services	20,857,713	—	—	20,857,713
Real Estate Management & Development	2,903,512	—	—	2,903,512
Retail REITs	21,610,852	—	—	21,610,852
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$158,551,981	$—	$—	$158,551,981
Software	97,875,777	—	7,662,032	105,537,809
Specialized REITs	4,505,162	—	—	4,505,162
Specialty Retail	39,493,087	—	—	39,493,087
Technology Hardware, Storage & Peripherals	12,460,575	—	—	12,460,575
Textiles, Apparel & Luxury Goods	22,454,796	—	—	22,454,796
Trading Companies & Distributors	49,137,847	—	—	49,137,847
Convertible Preferred Stocks	—	—	20,804,835	20,804,835
Money Market Fund	1,423,879	—	—	1,423,879
Total Investments	$1,451,310,114	$—	$30,190,710	$1,481,500,824
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2026.
Asset Type	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$9,385,875	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	5.4x-28.9x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	8.6x-39.1x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
Convertible Preferred Stock	$20,804,835	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.25x-0.35x (N/A)
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	1.6x-28.9x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	2.3x-39.1x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
		Enterprise Value	Term of Exit / Liquidity Event	1.13 years (N/A)
		Enterprise Value	Volatility Percentage	55% (N/A)
		Enterprise Value	Risk-free Rate	3.68% (N/A)
Total	$30,190,710
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments
(c) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable,when pricing the investments..
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2025	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/26	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/26
Common Stock	$8,499,107	$—	$—	$(107,844)	$—	$—	$—	$(199,382)	$1,193,994	$9,385,875	$994,612
Convertible Preferred Stocks	18,958,197	—	—	(938,580)	—	—	—	(226,268)	3,011,486	20,804,835	2,785,218
Total	$27,457,304	$—	$—	$(1,046,424)	$—	— $	$—	$(425,650)	$4,205,480	$30,190,710	$3,779,830
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	1,824,304	4,249,224
Service Class	1,260,188	2,731,255
Shares reinvested:
Standard Class	—	3,941,985
Service Class	—	2,511,166
	3,084,492	13,433,630
Shares redeemed:
Standard Class	(2,282,219)	(4,974,017)
Service Class	(1,539,550)	(2,951,619)
	(3,821,769)	(7,925,636)
Net increase (decrease)	(737,277)	5,507,994
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-15

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-16

LVIP T. Rowe Price Target Date Funds
LVIP T. Rowe Price 2020 Fund
LVIP T. Rowe Price 2030 Fund
LVIP T. Rowe Price 2040 Fund
LVIP T. Rowe Price 2050 Fund
LVIP T. Rowe Price 2060 Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP T. Rowe Price Target Date Funds

LVIP T. Rowe Price 2020 Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–43.61%
INVESTMENT COMPANIES–43.61%
Equity Funds–16.22%
✧✧Lincoln Variable Insurance Products Trust-
LVIP State Street Mid-Cap Index Fund	97,710	$1,475,427
LVIP State Street S&P 500 Index Fund	356,637	13,231,945
LVIP State Street Small-Cap Index Fund	29,754	1,268,066
		15,975,438
Fixed Income Fund–20.95%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street Bond Index Fund	2,033,011	20,637,097
		20,637,097
International Equity Fund–6.44%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street International Index Fund	434,413	6,338,949
		6,338,949
Total Affiliated Investments (Cost $26,133,761)		42,951,484

UNAFFILIATED INVESTMENTS–57.36%
INVESTMENT COMPANIES–57.36%
Equity Funds–23.75%
**T. Rowe Price Emerging Markets Discovery Stock Fund	69,091	1,543,487
**T. Rowe Price Growth Stock Fund	48,775	5,473,028
**T. Rowe Price Hedged Equity Fund	357,509	4,976,532
**T. Rowe Price Mid-Cap Growth Fund	7,085	725,536
**T. Rowe Price Mid-Cap Value Fund	20,971	807,384
**T. Rowe Price New Horizons Fund	10,697	666,213
**T. Rowe Price Real Assets Fund	158,648	2,995,276
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	11,004	$691,039
**T. Rowe Price Value Fund	100,709	5,509,770
		23,388,265
Fixed Income Funds–20.66%
**T. Rowe Price Dynamic Credit Fund	172,899	1,474,829
**T. Rowe Price High Yield Fund	564,762	3,343,392
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,407,313	12,989,495
**T. Rowe Price U.S. Treasury Long-Term Fund	359,016	2,538,242
		20,345,958
International Equity Funds–5.35%
**T. Rowe Price Emerging Markets Stock Fund	25,631	1,487,611
**T. Rowe Price International Stock Fund	67,086	1,555,723
**T. Rowe Price International Value Equity Fund	84,982	2,225,699
		5,269,033
International Fixed Income Funds–7.45%
**T. Rowe Price Emerging Markets Bond Fund	331,471	3,288,188
**T. Rowe Price International Bond Fund	475,377	4,050,216
		7,338,404
Money Market Fund–0.15%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	153,414	153,414
		153,414
Total Unaffiliated Investments (Cost $47,096,236)		56,495,074

TOTAL INVESTMENTS–100.97% (Cost $73,229,997)	99,446,558
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.97%)	(953,671)
NET ASSETS APPLICABLE TO 9,426,006 SHARES OUTSTANDING–100.00%	$98,492,887

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-1

LVIP T. Rowe Price 2030 Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–46.14%
INVESTMENT COMPANIES–46.14%
Equity Funds–20.89%
✧✧Lincoln Variable Insurance Products Trust-
LVIP State Street Mid-Cap Index Fund	293,122	$4,426,135
LVIP State Street S&P 500 Index Fund	1,114,189	41,338,645
LVIP State Street Small-Cap Index Fund	94,180	4,013,877
		49,778,657
Fixed Income Fund–16.98%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street Bond Index Fund	3,987,005	40,472,084
		40,472,084
International Equity Fund–8.27%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street International Index Fund	1,351,328	19,718,580
		19,718,580
Total Affiliated Investments (Cost $61,003,914)		109,969,321

UNAFFILIATED INVESTMENTS–53.51%
INVESTMENT COMPANIES–53.51%
Equity Funds–27.36%
**T. Rowe Price Emerging Markets Discovery Stock Fund	215,368	4,811,319
**T. Rowe Price Growth Stock Fund	150,113	16,844,199
**T. Rowe Price Hedged Equity Fund	633,581	8,819,446
**T. Rowe Price Mid-Cap Growth Fund	21,572	2,208,962
**T. Rowe Price Mid-Cap Value Fund	59,780	2,301,530
**T. Rowe Price New Horizons Fund	33,507	2,086,818
**T. Rowe Price Real Assets Fund	469,766	8,869,182
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	33,735	$2,118,556
**T. Rowe Price Value Fund	313,766	17,166,167
		65,226,179
Fixed Income Funds–12.67%
**T. Rowe Price Dynamic Credit Fund	157,709	1,345,256
**T. Rowe Price High Yield Fund	1,012,935	5,996,576
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,719,663	15,872,489
**T. Rowe Price U.S. Treasury Long-Term Fund	989,297	6,994,330
		30,208,651
International Equity Funds–6.89%
**T. Rowe Price Emerging Markets Stock Fund	80,412	4,667,142
**T. Rowe Price International Stock Fund	208,167	4,827,389
**T. Rowe Price International Value Equity Fund	264,397	6,924,549
		16,419,080
International Fixed Income Funds–5.80%
**T. Rowe Price Emerging Markets Bond Fund	604,206	5,993,719
**T. Rowe Price International Bond Fund	917,845	7,820,043
		13,813,762
Money Market Fund–0.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	1,890,024	1,890,024
		1,890,024
Total Unaffiliated Investments (Cost $104,864,663)		127,557,696

TOTAL INVESTMENTS–99.65% (Cost $165,868,577)	237,527,017
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	841,921
NET ASSETS APPLICABLE TO 17,710,703 SHARES OUTSTANDING–100.00%	$238,368,938

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-2

LVIP T. Rowe Price 2040 Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–49.88%
INVESTMENT COMPANIES–49.88%
Equity Funds–30.10%
✧✧Lincoln Variable Insurance Products Trust-
LVIP State Street Mid-Cap Index Fund	367,843	$5,554,434
LVIP State Street S&P 500 Index Fund	1,459,933	54,166,423
LVIP State Street Small-Cap Index Fund	122,002	5,199,616
		64,920,473
Fixed Income Fund–7.86%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street Bond Index Fund	1,670,252	16,954,726
		16,954,726
International Equity Fund–11.92%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street International Index Fund	1,761,986	25,710,894
		25,710,894
Total Affiliated Investments (Cost $43,742,189)		107,586,093

UNAFFILIATED INVESTMENTS–50.18%
INVESTMENT COMPANIES–50.18%
Equity Funds–33.46%
**T. Rowe Price Emerging Markets Discovery Stock Fund	283,000	6,322,213
**T. Rowe Price Growth Stock Fund	191,195	21,453,967
**T. Rowe Price Mid-Cap Growth Fund	27,462	2,812,122
**T. Rowe Price Mid-Cap Value Fund	80,745	3,108,669
**T. Rowe Price New Horizons Fund	46,130	2,872,985
**T. Rowe Price Real Assets Fund	573,095	10,820,036
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	43,264	$2,717,005
**T. Rowe Price Value Fund	403,334	22,066,418
		72,173,415
Fixed Income Funds–3.63%
**T. Rowe Price High Yield Fund	286,342	1,695,146
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	167,243	1,543,658
**T. Rowe Price U.S. Treasury Long-Term Fund	648,553	4,585,268
		7,824,072
International Equity Funds–10.04%
**T. Rowe Price Emerging Markets Stock Fund	106,488	6,180,568
**T. Rowe Price International Stock Fund	273,871	6,351,062
**T. Rowe Price International Value Equity Fund	348,445	9,125,789
		21,657,419
International Fixed Income Funds–2.37%
**T. Rowe Price Emerging Markets Bond Fund	189,677	1,881,592
**T. Rowe Price International Bond Fund	377,803	3,218,882
		5,100,474
Money Market Fund–0.68%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	1,466,571	1,466,571
		1,466,571
Total Unaffiliated Investments (Cost $81,424,839)		108,221,951

TOTAL INVESTMENTS–100.06% (Cost $125,167,028)	215,808,044
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(126,685)
NET ASSETS APPLICABLE TO 14,087,450 SHARES OUTSTANDING–100.00%	$215,681,359

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-3

LVIP T. Rowe Price 2050 Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–49.65%
INVESTMENT COMPANIES–49.65%
Equity Funds–34.38%
✧✧Lincoln Variable Insurance Products Trust-
LVIP State Street Mid-Cap Index Fund	243,572	$3,677,928
LVIP State Street S&P 500 Index Fund	924,840	34,313,422
LVIP State Street Small-Cap Index Fund	81,072	3,455,202
		41,446,552
Fixed Income Fund–1.32%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street Bond Index Fund	156,187	1,585,457
		1,585,457
International Equity Fund–13.95%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street International Index Fund	1,152,707	16,820,301
		16,820,301
Total Affiliated Investments (Cost $27,439,650)		59,852,310

UNAFFILIATED INVESTMENTS–50.43%
INVESTMENT COMPANIES–50.43%
Equity Funds–37.18%
**T. Rowe Price Emerging Markets Discovery Stock Fund	176,058	3,933,135
**T. Rowe Price Growth Stock Fund	120,254	13,493,660
**T. Rowe Price Mid-Cap Growth Fund	16,720	1,712,096
**T. Rowe Price Mid-Cap Value Fund	48,449	1,865,298
**T. Rowe Price New Horizons Fund	29,136	1,814,586
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	353,242	$6,669,210
**T. Rowe Price Small-Cap Value Fund	26,848	1,686,074
**T. Rowe Price Value Fund	249,339	13,641,357
		44,815,416
Fixed Income Funds–1.35%
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	97,480	899,741
**T. Rowe Price U.S. Treasury Long-Term Fund	103,069	728,698
		1,628,439
International Equity Funds–11.36%
**T. Rowe Price Emerging Markets Stock Fund	67,437	3,914,041
**T. Rowe Price International Stock Fund	173,365	4,020,352
**T. Rowe Price International Value Equity Fund	219,980	5,761,271
		13,695,664
International Fixed Income Fund–0.23%
**T. Rowe Price International Bond Fund	31,583	269,086
		269,086
Money Market Fund–0.31%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	375,274	375,274
		375,274
Total Unaffiliated Investments (Cost $43,177,280)		60,783,879

TOTAL INVESTMENTS–100.08% (Cost $70,616,930)	120,636,189
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(98,957)
NET ASSETS APPLICABLE TO 7,037,224 SHARES OUTSTANDING–100.00%	$120,537,232

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-4

LVIP T. Rowe Price 2060 Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–48.95%
INVESTMENT COMPANIES–48.95%
Equity Funds–34.61%
✧✧Lincoln Variable Insurance Products Trust-
LVIP State Street Mid-Cap Index Fund	107,729	$1,626,707
LVIP State Street S&P 500 Index Fund	413,139	15,328,282
LVIP State Street Small-Cap Index Fund	36,378	1,550,403
		18,505,392
Fixed Income Fund–0.51%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street Bond Index Fund	27,161	275,704
		275,704
International Equity Fund–13.83%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street International Index Fund	506,703	7,393,811
		7,393,811
Total Affiliated Investments (Cost $19,182,243)		26,174,907

UNAFFILIATED INVESTMENTS–51.09%
INVESTMENT COMPANIES–51.09%
Equity Funds–38.38%
**T. Rowe Price Emerging Markets Discovery Stock Fund	79,249	1,770,430
**T. Rowe Price Growth Stock Fund	55,856	6,267,590
**T. Rowe Price Mid-Cap Growth Fund	7,820	800,740
**T. Rowe Price Mid-Cap Value Fund	21,793	839,042
**T. Rowe Price New Horizons Fund	13,020	810,886
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	157,997	$2,982,977
**T. Rowe Price Small-Cap Value Fund	11,894	746,905
**T. Rowe Price Value Fund	115,229	6,304,196
		20,522,766
Fixed Income Funds–0.96%
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	41,393	382,061
**T. Rowe Price U.S. Treasury Long-Term Fund	18,894	133,581
		515,642
International Equity Funds–11.27%
**T. Rowe Price Emerging Markets Stock Fund	29,109	1,689,466
**T. Rowe Price International Stock Fund	76,793	1,780,820
**T. Rowe Price International Value Equity Fund	97,536	2,554,477
		6,024,763
International Fixed Income Fund–0.12%
**T. Rowe Price International Bond Fund	7,384	62,915
		62,915
Money Market Fund–0.36%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	194,233	194,233
		194,233
Total Unaffiliated Investments (Cost $21,492,149)		27,320,319

TOTAL INVESTMENTS–100.04% (Cost $40,674,392)	53,495,226
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(23,713)
NET ASSETS APPLICABLE TO 2,770,746 SHARES OUTSTANDING–100.00%	$53,471,513

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-5

LVIP T. Rowe Price Target Date Funds
Statements of Assets and Liabilities
June 30, 2026 (unaudited)
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
ASSETS:
Unaffiliated investments, at value	$56,495,074	$127,557,696	$108,221,951	$60,783,879	$27,320,319
Affiliated investments, at value	42,951,484	109,969,321	107,586,093	59,852,310	26,174,907
Dividends and interest receivable	85,781	150,436	55,282	6,220	1,909
Expense reimbursement receivable from Lincoln Financial Investments Corporation	8,767	4,555	3,061	4,194	6,284
Receivable for fund shares sold	1,421	984,680	47,830	42,801	3,091
Prepaid expenses	223	529	482	340	191
TOTAL ASSETS	99,542,750	238,667,217	215,914,699	120,689,744	53,506,701
LIABILITIES:
Payable for fund shares redeemed	926,750	87,862	113,250	95,492	55
Payable for securities purchased	78,800	135,894	45,731	4,447	1,126
Due to manager and affiliates	20,875	50,057	49,506	28,303	10,239
Payable for audit fee	14,229	14,229	14,229	14,229	14,229
Payable for fund accounting fee	6,237	6,248	6,245	6,239	6,233
Payable for extra ordinary expenses	1,908	1,945	1,932	1,907	1,879
Other accrued expenses payable	1,064	2,044	2,447	1,895	1,427
TOTAL LIABILITIES	1,049,863	298,279	233,340	152,512	35,188
TOTAL NET ASSETS	$98,492,887	$238,368,938	$215,681,359	$120,537,232	$53,471,513
Unaffiliated investments, at cost	$47,096,236	$104,864,663	$81,424,839	$43,177,280	$21,492,149
Affiliated investments, at cost	26,133,761	61,003,914	43,742,189	27,439,650	19,182,243
Standard Class:
Net Assets	$84,561,400	$201,051,764	$162,739,343	$87,122,554	$49,522,561
Shares Outstanding	8,090,030	14,931,747	10,612,166	5,075,515	2,565,193
Net Asset Value Per Share	$10.453	$13.465	$15.335	$17.165	$19.306
Service Class:
Net Assets	$13,931,487	$37,317,174	$52,942,016	$33,414,678	$3,948,952
Shares Outstanding	1,335,976	2,778,956	3,475,284	1,961,709	205,553
Net Asset Value Per Share	$10.428	$13.428	$15.234	$17.033	$19.211
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$76,349,578	$163,873,101	$126,716,208	$69,376,028	$39,459,364
Distributable earnings/(accumulated loss)	22,143,309	74,495,837	88,965,151	51,161,204	14,012,149
TOTAL NET ASSETS	$98,492,887	$238,368,938	$215,681,359	$120,537,232	$53,471,513
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–6

LVIP T. Rowe Price Target Date Funds
Statements of Operations
Six Months Ended June 30, 2026 (unaudited)
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$514,854	$838,953	$259,179	$38,259	$10,583
EXPENSES:
Management fees	97,405	218,177	195,567	108,422	46,069
Professional fees	19,093	20,335	20,078	19,190	18,535
Accounting and administration expenses	18,451	24,376	23,186	18,922	15,819
Distribution fees-Service Class	17,745	45,419	63,526	39,526	4,510
Shareholder servicing fees	14,867	33,301	29,850	16,549	7,031
Reports and statements to shareholders	4,114	4,437	4,588	4,481	4,191
Custodian fees	2,713	1,175	1,127	1,199	937
Consulting fees	2,299	2,346	2,335	2,304	2,291
Trustees’ fees and expenses	1,456	3,268	2,881	1,601	653
Pricing fees	121	244	209	122	54
Other	1,993	2,738	2,659	1,926	1,715
	180,257	355,816	346,006	214,242	101,805
Less:
Expenses reimbursed	(39,474)	(23,322)	(14,861)	(20,643)	(31,829)
Total operating expenses	140,783	332,494	331,145	193,599	69,976
NET INVESTMENT INCOME (LOSS)	374,071	506,459	(71,966)	(155,340)	(59,393)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	1,315,340	4,444,059	1,380,905	212,437	(7,869)
Sale of unaffiliated investments	494,113	1,479,113	1,119,380	564,151	69,347
Net realized gain	1,809,453	5,923,172	2,500,285	776,588	61,478
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	1,423,670	3,031,723	8,090,578	5,718,168	2,576,615
Unaffiliated investments	2,794,408	7,718,811	9,668,734	6,103,803	2,805,354
Net change in unrealized appreciation (depreciation)	4,218,078	10,750,534	17,759,312	11,821,971	5,381,969
NET REALIZED AND UNREALIZED GAIN	6,027,531	16,673,706	20,259,597	12,598,559	5,443,447
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,401,602	$17,180,165	$20,187,631	$12,443,219	$5,384,054
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–7

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets
	LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund		LVIP T. Rowe Price 2040 Fund
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$374,071	$2,574,416	$506,459	$4,878,493	$(71,966)	$3,184,201
Net realized gain	1,809,453	4,256,113	5,923,172	8,983,228	2,500,285	7,038,802
Net change in unrealized appreciation (depreciation)	4,218,078	4,776,249	10,750,534	15,993,483	17,759,312	20,554,161
Net increase in net assets resulting from operations	6,401,602	11,606,778	17,180,165	29,855,204	20,187,631	30,777,164
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(6,643,774)	—	(12,539,706)	—	(7,838,504)
Service Class	—	(1,146,420)	—	(2,268,834)	—	(2,458,286)
	—	(7,790,194)	—	(14,808,540)	—	(10,296,790)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,203,863	18,558,844	27,932,046	35,135,849	8,398,473	24,633,143
Service Class	133,580	463,433	1,137,175	2,375,617	767,905	2,388,897
Reinvestment of dividends and distributions:
Standard Class	—	6,643,774	—	12,539,706	—	7,838,504
Service Class	—	1,146,420	—	2,268,834	—	2,458,286
	11,337,443	26,812,471	29,069,221	52,320,006	9,166,378	37,318,830
Cost of shares redeemed:
Standard Class	(18,074,513)	(21,595,714)	(34,134,131)	(34,834,025)	(10,688,687)	(25,133,463)
Service Class	(1,484,015)	(2,963,453)	(2,628,048)	(4,017,956)	(2,239,480)	(3,453,844)
	(19,558,528)	(24,559,167)	(36,762,179)	(38,851,981)	(12,928,167)	(28,587,307)
Increase (decrease) in net assets derived from capital share transactions	(8,221,085)	2,253,304	(7,692,958)	13,468,025	(3,761,789)	8,731,523
NET INCREASE (DECREASE) IN NET ASSETS	(1,819,483)	6,069,888	9,487,207	28,514,689	16,425,842	29,211,897
NET ASSETS:
Beginning of period	100,312,370	94,242,482	228,881,731	200,367,042	199,255,517	170,043,620
End of period	$98,492,887	$100,312,370	$238,368,938	$228,881,731	$215,681,359	$199,255,517
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–8

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets (continued)
	LVIP T. Rowe Price 2050 Fund		LVIP T. Rowe Price 2060 Fund
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(155,340)	$1,508,518	$(59,393)	$620,764
Net realized gain	776,588	4,268,270	61,478	1,575,515
Net change in unrealized appreciation (depreciation)	11,821,971	12,427,579	5,381,969	4,720,821
Net increase in net assets resulting from operations	12,443,219	18,204,367	5,384,054	6,917,100
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,143,264)	—	(1,153,252)
Service Class	—	(1,516,645)	—	(86,494)
	—	(5,659,909)	—	(1,239,746)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,541,807	14,481,715	4,528,251	10,562,390
Service Class	691,434	1,633,050	504,237	990,571
Reinvestment of dividends and distributions:
Standard Class	—	4,143,264	—	1,153,252
Service Class	—	1,516,645	—	86,494
	6,233,241	21,774,674	5,032,488	12,792,707
Cost of shares redeemed:
Standard Class	(8,053,216)	(14,585,042)	(1,835,617)	(4,171,649)
Service Class	(1,291,295)	(2,169,440)	(367,533)	(515,748)
	(9,344,511)	(16,754,482)	(2,203,150)	(4,687,397)
Increase (decrease) in net assets derived from capital share transactions	(3,111,270)	5,020,192	2,829,338	8,105,310
NET INCREASE (DECREASE) IN NET ASSETS	9,331,949	17,564,650	8,213,392	13,782,664
NET ASSETS:
Beginning of period	111,205,283	93,640,633	45,258,121	31,475,457
End of period	$120,537,232	$111,205,283	$53,471,513	$45,258,121
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–9

LVIP T. Rowe Price 2020 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.826	$9.436	$9.039	$8.479	$11.391	$10.897
Income (loss) from investment operations:
Net investment income[2]	0.038	0.268	0.232	0.216	0.232	0.195
Net realized and unrealized gain (loss)	0.589	0.949	0.564	0.913	(1.987)	0.917
Total from investment operations	0.627	1.217	0.796	1.129	(1.755)	1.112
Less dividends and distributions from:
Net investment income	—	(0.282)	(0.255)	(0.220)	(0.275)	(0.339)
Net realized gain	—	(0.545)	(0.144)	(0.349)	(0.882)	(0.279)
Total dividends and distributions	—	(0.827)	(0.399)	(0.569)	(1.157)	(0.618)
Net asset value, end of period	$10.453	$9.826	$9.436	$9.039	$8.479	$11.391
Total return[3]	6.38%	13.02%	8.81%	13.54%	(15.18% )	10.23%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$84,561	$85,902	$79,113	$82,716	$75,626	$100,543
Ratio of expenses to average net assets[4]	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.32%	0.32%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	0.76% [5]	2.73%	2.44%	2.43%	2.36%	1.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.68% [5]	2.65%	2.37%	2.36%	2.29%	1.63%
Portfolio turnover	11%	18%	8%	29%	15%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-10

LVIP T. Rowe Price 2020 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.815	$9.427	$9.030	$8.472	$11.382	$10.889
Income (loss) from investment operations:
Net investment income[2]	0.026	0.243	0.208	0.194	0.208	0.166
Net realized and unrealized gain (loss)	0.587	0.946	0.563	0.911	(1.985)	0.916
Total from investment operations	0.613	1.189	0.771	1.105	(1.777)	1.082
Less dividends and distributions from:
Net investment income	—	(0.256)	(0.230)	(0.198)	(0.251)	(0.310)
Net realized gain	—	(0.545)	(0.144)	(0.349)	(0.882)	(0.279)
Total dividends and distributions	—	(0.801)	(0.374)	(0.547)	(1.133)	(0.589)
Net asset value, end of period	$10.428	$9.815	$9.427	$9.030	$8.472	$11.382
Total return[3]	6.25%	12.74%	8.52%	13.27%	(15.39% )	9.95%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,932	$14,410	$15,129	$15,436	$15,015	$20,170
Ratio of expenses to average net assets[4]	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.57%	0.57%	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income to average net assets	0.51% [5]	2.48%	2.19%	2.18%	2.11%	1.44%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.43% [5]	2.40%	2.12%	2.11%	2.04%	1.38%
Portfolio turnover	11%	18%	8%	29%	15%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-11

LVIP T. Rowe Price 2030 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.506	$11.627	$10.894	$10.000	$13.145	$11.978
Income (loss) from investment operations:
Net investment income[2]	0.031	0.285	0.242	0.222	0.204	0.170
Net realized and unrealized gain (loss)	0.928	1.444	0.894	1.361	(2.447)	1.457
Total from investment operations	0.959	1.729	1.136	1.583	(2.243)	1.627
Less dividends and distributions from:
Net investment income	—	(0.295)	(0.259)	(0.220)	(0.240)	(0.299)
Net realized gain	—	(0.555)	(0.144)	(0.469)	(0.662)	(0.161)
Total dividends and distributions	—	(0.850)	(0.403)	(0.689)	(0.902)	(0.460)
Net asset value, end of period	$13.465	$12.506	$11.627	$10.894	$10.000	$13.145
Total return[3]	7.67%	14.99%	10.43%	16.14%	(16.87% )	13.60%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$201,052	$192,737	$167,306	$153,622	$126,830	$158,690
Ratio of expenses to average net assets[4]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.27%	0.27%	0.28%	0.28%	0.28%	0.27%
Ratio of net investment income to average net assets	0.48% [5]	2.33%	2.08%	2.10%	1.82%	1.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.46% [5]	2.31%	2.05%	2.07%	1.79%	1.30%
Portfolio turnover	7%	13%	14%	15%	14%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-12

LVIP T. Rowe Price 2030 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.488	$11.613	$10.882	$9.992	$13.133	$11.969
Income (loss) from investment operations:
Net investment income[2]	0.015	0.254	0.212	0.196	0.176	0.138
Net realized and unrealized gain (loss)	0.925	1.441	0.892	1.357	(2.443)	1.454
Total from investment operations	0.940	1.695	1.104	1.553	(2.267)	1.592
Less dividends and distributions from:
Net investment income	—	(0.265)	(0.229)	(0.194)	(0.212)	(0.267)
Net realized gain	—	(0.555)	(0.144)	(0.469)	(0.662)	(0.161)
Total dividends and distributions	—	(0.820)	(0.373)	(0.663)	(0.874)	(0.428)
Net asset value, end of period	$13.428	$12.488	$11.613	$10.882	$9.992	$13.133
Total return[3]	7.53%	14.71%	10.14%	15.84%	(17.07% )	13.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,317	$36,145	$33,061	$32,330	$29,981	$37,437
Ratio of expenses to average net assets[4]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.52%	0.52%	0.53%	0.53%	0.53%	0.52%
Ratio of net investment income to average net assets	0.23% [5]	2.08%	1.83%	1.85%	1.57%	1.07%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.21% [5]	2.06%	1.80%	1.82%	1.54%	1.05%
Portfolio turnover	7%	13%	14%	15%	14%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-13

LVIP T. Rowe Price 2040 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.915	$12.418	$11.352	$10.067	$13.056	$11.595
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.001)	0.238	0.188	0.185	0.171	0.139
Net realized and unrealized gain (loss)	1.421	2.001	1.292	1.714	(2.510)	1.822
Total from investment operations	1.420	2.239	1.480	1.899	(2.339)	1.961
Less dividends and distributions from:
Net investment income	—	(0.219)	(0.232)	(0.184)	(0.194)	(0.337)
Net realized gain	—	(0.523)	(0.182)	(0.430)	(0.456)	(0.163)
Total dividends and distributions	—	(0.742)	(0.414)	(0.614)	(0.650)	(0.500)
Net asset value, end of period	$15.335	$13.915	$12.418	$11.352	$10.067	$13.056
Total return[3]	10.22%	18.14%	13.04%	19.19%	(17.74% )	16.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$162,739	$149,764	$127,062	$112,467	$90,927	$113,550
Ratio of expenses to average net assets[4]	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.27%	0.28%	0.28%	0.29%	0.30%	0.28%
Ratio of net investment income (loss) to average net assets	(0.01% )[5]	1.80%	1.53%	1.70%	1.54%	1.09%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.02% )[5]	1.78%	1.51%	1.67%	1.50%	1.07%
Portfolio turnover	6%	11%	13%	9%	10%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-14

LVIP T. Rowe Price 2040 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.841	$12.358	$11.299	$10.024	$13.004	$11.552
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.019)	0.203	0.156	0.157	0.142	0.107
Net realized and unrealized gain (loss)	1.412	1.990	1.285	1.705	(2.499)	1.813
Total from investment operations	1.393	2.193	1.441	1.862	(2.357)	1.920
Less dividends and distributions from:
Net investment income	—	(0.187)	(0.200)	(0.157)	(0.167)	(0.305)
Net realized gain	—	(0.523)	(0.182)	(0.430)	(0.456)	(0.163)
Total dividends and distributions	—	(0.710)	(0.382)	(0.587)	(0.623)	(0.468)
Net asset value, end of period	$15.234	$13.841	$12.358	$11.299	$10.024	$13.004
Total return[3]	10.09%	17.84%	12.76%	18.89%	(17.95% )	16.64%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$52,942	$49,492	$42,982	$40,493	$35,417	$42,766
Ratio of expenses to average net assets[4]	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.52%	0.53%	0.53%	0.54%	0.55%	0.53%
Ratio of net investment income (loss) to average net assets	(0.26% )[5]	1.55%	1.28%	1.45%	1.29%	0.84%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.27% )[5]	1.53%	1.26%	1.42%	1.25%	0.82%
Portfolio turnover	6%	11%	13%	9%	10%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-15

LVIP T. Rowe Price 2050 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$15.408	$13.582	$12.277	$10.733	$13.894	$12.238
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.016)	0.226	0.171	0.181	0.179	0.140
Net realized and unrealized gain (loss)	1.773	2.421	1.570	1.965	(2.697)	2.061
Total from investment operations	1.757	2.647	1.741	2.146	(2.518)	2.201
Less dividends and distributions from:
Net investment income	—	(0.219)	(0.191)	(0.181)	(0.201)	(0.361)
Net realized gain	—	(0.602)	(0.245)	(0.421)	(0.442)	(0.184)
Total dividends and distributions	—	(0.821)	(0.436)	(0.602)	(0.643)	(0.545)
Net asset value, end of period	$17.165	$15.408	$13.582	$12.277	$10.733	$13.894
Total return[3]	11.40%	19.65%	14.20%	20.30%	(17.95% )	18.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87,122	$80,605	$67,530	$62,326	$47,789	$57,815
Ratio of expenses to average net assets[4]	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.32%	0.33%	0.35%	0.33%
Ratio of net investment income (loss) to average net assets	(0.20% )[5]	1.56%	1.28%	1.56%	1.52%	1.03%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.24% )[5]	1.52%	1.23%	1.50%	1.44%	0.97%
Portfolio turnover	6%	11%	15%	12%	11%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-16

LVIP T. Rowe Price 2050 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$15.309	$13.503	$12.208	$10.679	$13.827	$12.184
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.036)	0.189	0.137	0.151	0.149	0.105
Net realized and unrealized gain (loss)	1.760	2.402	1.560	1.951	(2.682)	2.049
Total from investment operations	1.724	2.591	1.697	2.102	(2.533)	2.154
Less dividends and distributions from:
Net investment income	—	(0.183)	(0.157)	(0.152)	(0.173)	(0.327)
Net realized gain	—	(0.602)	(0.245)	(0.421)	(0.442)	(0.184)
Total dividends and distributions	—	(0.785)	(0.402)	(0.573)	(0.615)	(0.511)
Net asset value, end of period	$17.033	$15.309	$13.503	$12.208	$10.679	$13.827
Total return[3]	11.26%	19.35%	13.92%	19.99%	(18.15% )	17.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,415	$30,600	$26,111	$23,339	$19,822	$23,862
Ratio of expenses to average net assets[4]	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.56%	0.57%	0.58%	0.60%	0.58%
Ratio of net investment income (loss) to average net assets	(0.45% )[5]	1.31%	1.03%	1.31%	1.27%	0.78%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.49% )[5]	1.27%	0.98%	1.25%	1.19%	0.72%
Portfolio turnover	6%	11%	15%	12%	11%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-17

LVIP T. Rowe Price 2060 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2060 Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.308	$14.871	$13.581	$11.630	$15.026	$13.123
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.020)	0.271	0.231	0.252	0.261	0.267
Net realized and unrealized gain (loss)	2.018	2.663	1.705	2.104	(2.958)	2.186
Total from investment operations	1.998	2.934	1.936	2.356	(2.697)	2.453
Less dividends and distributions from:
Net investment income	—	(0.260)	(0.235)	(0.206)	(0.229)	(0.338)
Net realized gain	—	(0.237)	(0.411)	(0.199)	(0.470)	(0.212)
Total dividends and distributions	—	(0.497)	(0.646)	(0.405)	(0.699)	(0.550)
Net asset value, end of period	$19.306	$17.308	$14.871	$13.581	$11.630	$15.026
Total return[3]	11.55%	19.77%	14.27%	20.31%	(17.87% )	18.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,523	$41,840	$29,066	$19,233	$9,150	$5,127
Ratio of expenses to average net assets[4]	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.40%	0.44%	0.51%	0.73%	1.35%	2.81%
Ratio of net investment income (loss) to average net assets	(0.23% )[5]	1.69%	1.55%	1.98%	2.06%	1.80%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.36% )[5]	1.52%	1.31%	1.52%	0.98%	(0.74% )
Portfolio turnover	4%	8%	13%	3%	13%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-18

LVIP T. Rowe Price 2060 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2060 Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.244	$14.823	$13.545	$11.608	$15.010	$13.116
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.043)	0.230	0.193	0.219	0.230	0.227
Net realized and unrealized gain (loss)	2.010	2.650	1.698	2.098	(2.954)	2.186
Total from investment operations	1.967	2.880	1.891	2.317	(2.724)	2.413
Less dividends and distributions from:
Net investment income	—	(0.222)	(0.202)	(0.181)	(0.208)	(0.307)
Net realized gain	—	(0.237)	(0.411)	(0.199)	(0.470)	(0.212)
Total dividends and distributions	—	(0.459)	(0.613)	(0.380)	(0.678)	(0.519)
Net asset value, end of period	$19.211	$17.244	$14.823	$13.545	$11.608	$15.010
Total return[3]	11.41%	19.48%	13.98%	20.00%	(18.07% )	18.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,949	$3,418	$2,409	$1,604	$843	$473
Ratio of expenses to average net assets[4]	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.65%	0.69%	0.76%	0.98%	1.60%	3.06%
Ratio of net investment income (loss) to average net assets	(0.48% )[5]	1.44%	1.30%	1.73%	1.81%	1.55%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.61% )[5]	1.27%	1.06%	1.27%	0.73%	(0.99% )
Portfolio turnover	4%	8%	13%	3%	13%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-19

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP T. Rowe Price 2050 Fund and LVIP T. Rowe Price 2060 Fund (each, a Fund, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment companies, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Funds are T. Rowe Price target date funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.
Each Fund’s investment objective is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Funds value Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
LVIP T. Rowe Price Target Date Funds-20

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.19% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
LFI has contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceed the following percentages of average daily net assets for each Fund. The reimbursement is accrued daily and received monthly.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Standard Class	0.24%	0.25%	0.26%	0.27%	0.27%
Service Class	0.49%	0.50%	0.51%	0.52%	0.52%
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed expenses of the Funds.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LVIP T. Rowe Price 2020 Fund	$71,837	$69,419	$72,675	$213,931
LVIP T. Rowe Price 2030 Fund	$51,699	$51,035	$47,382	$150,116
LVIP T. Rowe Price 2040 Fund	$43,020	$35,153	$33,453	$111,626
LVIP T. Rowe Price 2050 Fund	$49,822	$43,665	$41,858	$135,345
LVIP T. Rowe Price 2060 Fund	$69,113	$64,329	$63,812	$197,254
T. Rowe Price Associates, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Funds, pays T. Rowe Price Associates, Inc. a fee based on each Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Administrative	$4,084	$9,069	$8,071	$4,481	$1,873
Legal	680	1,509	1,343	746	312
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2026, these fees were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Printing and mailing	$221	$532	$685	$587	$302
LVIP T. Rowe Price Target Date Funds-21

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Expense reimbursement receivable due from LFI	$8,767	$4,555	$3,061	$4,194	$6,284
Management fees payable to LFI	15,578	36,819	33,571	18,652	8,197
Distribution fees payable to LFD	2,912	7,618	10,811	6,804	791
Printing and mailing fees payable to Lincoln Life	7	—	—	—	—
Shareholder servicing fees payable to Lincoln Life	2,378	5,620	5,124	2,847	1,251
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2026, were as follows:
LVIP T. Rowe Price 2020 Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-43.61%@
Equity Funds-16.22%@
✧✧LVIP State Street Mid-Cap Index Fund	$1,408,101	$125,000	$290,000	$41,222	$191,104	$1,475,427	97,710	$—	$—
✧✧LVIP State Street S&P 500 Index Fund	13,633,878	1,380,000	3,165,000	819,112	563,955	13,231,945	356,637	—	—
✧✧LVIP State Street Small-Cap Index Fund	1,200,983	150,000	350,000	70,780	196,303	1,268,066	29,754	—	—
Fixed Income Fund-20.95%@
✧✧LVIP State Street Bond Index Fund	20,408,419	2,370,000	2,318,021	(134,903)	311,602	20,637,097	2,033,011	—	—
International Equity Fund-6.44%@
✧✧LVIP State Street International Index Fund	6,914,114	600,000	1,855,000	519,129	160,706	6,338,949	434,413	—	—
Total	$43,565,495	$4,625,000	$7,978,021	$1,315,340	$1,423,670	$42,951,484		$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds-22

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2030 Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-46.14%@
Equity Funds-20.89%@
✧✧LVIP State Street Mid-Cap Index Fund	$4,574,346	$150,000	$1,000,000	$116,734	$585,055	$4,426,135	293,122	$—	$—
✧✧LVIP State Street S&P 500 Index Fund	41,713,710	1,320,000	5,619,000	2,629,111	1,294,824	41,338,645	1,114,189	—	—
✧✧LVIP State Street Small-Cap Index Fund	3,556,982	—	325,000	73,433	708,462	4,013,877	94,180	—	—
Fixed Income Fund-16.98%@
✧✧LVIP State Street Bond Index Fund	36,487,373	3,876,312	—	—	108,399	40,472,084	3,987,005	—	—
International Equity Fund-8.27%@
✧✧LVIP State Street International Index Fund	21,003,816	750,000	3,995,000	1,624,781	334,983	19,718,580	1,351,328	—	—
Total	$107,336,227	$6,096,312	$10,939,000	$4,444,059	$3,031,723	$109,969,321		$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2040 Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-49.88%@
Equity Funds-30.10%@
✧✧LVIP State Street Mid-Cap Index Fund	$5,678,067	$—	$1,010,001	$83,635	$802,733	$5,554,434	367,843	$—	$—
✧✧LVIP State Street S&P 500 Index Fund	52,202,330	200,000	3,310,000	706,314	4,367,779	54,166,423	1,459,933	—	—
✧✧LVIP State Street Small-Cap Index Fund	4,419,576	—	200,000	27,519	952,521	5,199,616	122,002	—	—
Fixed Income Fund-7.86%@
✧✧LVIP State Street Bond Index Fund	12,965,148	3,951,231	—	—	38,347	16,954,726	1,670,252	—	—
International Equity Fund-11.92%@
✧✧LVIP State Street International Index Fund	26,028,259	—	2,810,000	563,437	1,929,198	25,710,894	1,761,986	—	—
Total	$101,293,380	$4,151,231	$7,330,001	$1,380,905	$8,090,578	$107,586,093		$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2050 Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-49.65%@
Equity Funds-34.38%@
✧✧LVIP State Street Mid-Cap Index Fund	$3,395,812	$—	$265,000	$18,636	$528,480	$3,677,928	243,572	$—	$—
✧✧LVIP State Street S&P 500 Index Fund	32,812,598	450,000	2,140,000	143,749	3,047,075	34,313,422	924,840	—	—
✧✧LVIP State Street Small-Cap Index Fund	2,689,787	140,000	—	—	625,415	3,455,202	81,072	—	—
Fixed Income Fund-1.32%@
✧✧LVIP State Street Bond Index Fund	649,151	1,540,000	601,715	(22,394)	20,415	1,585,457	156,187	—	—
International Equity Fund-13.95%@
✧✧LVIP State Street International Index Fund	16,191,073	160,000	1,100,001	72,446	1,496,783	16,820,301	1,152,707	—	—
Total	$55,738,421	$2,290,000	$4,106,716	$212,437	$5,718,168	$59,852,310		$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds-23

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2060 Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-48.95%@
Equity Funds-34.61%@
✧✧LVIP State Street Mid-Cap Index Fund	$1,413,019	$75,000	$94,999	$1,406	$232,281	$1,626,707	107,729	$—	$—
✧✧LVIP State Street S&P 500 Index Fund	13,618,308	859,999	549,695	(1,609)	1,401,279	15,328,282	413,139	—	—
✧✧LVIP State Street Small-Cap Index Fund	1,121,840	189,999	30,000	(3,223)	271,787	1,550,403	36,378	—	—
Fixed Income Fund-0.51%@
✧✧LVIP State Street Bond Index Fund	245,633	330,000	300,000	(5,431)	5,502	275,704	27,161	—	—
International Equity Fund-13.83%@
✧✧LVIP State Street International Index Fund	6,597,057	290,000	160,000	988	665,766	7,393,811	506,703	—	—
Total	$22,995,857	$1,744,998	$1,134,694	$(7,869)	$2,576,615	$26,174,907		$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2026, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Purchases	$10,787,034	$15,310,598	$11,445,631	$6,341,048	$4,924,985
Sales	16,375,000	19,299,000	12,420,000	7,890,000	1,821,000
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Cost of investments	$73,229,997	$165,868,577	$125,167,028	$70,616,930	$40,674,392
Aggregate unrealized appreciation of investments	$27,342,041	$76,695,828	$92,033,340	$50,046,894	$12,824,932
Aggregate unrealized depreciation of investments	(1,125,480)	(5,037,388)	(1,392,324)	(27,635)	(4,098)
Net unrealized appreciation of investments	$26,216,561	$71,658,440	$90,641,016	$50,019,259	$12,820,834
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default
LVIP T. Rowe Price Target Date Funds-24

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2026:
Level 1	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Investments:
Assets:
Affiliated Investment Companies	$42,951,484	$109,969,321	$107,586,093	$59,852,310	$26,174,907
Unaffiliated Investment Companies	56,495,074	127,557,696	108,221,951	60,783,879	27,320,319
Total Investments	$99,446,558	$237,527,017	$215,808,044	$120,636,189	$53,495,226
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund		LVIP T. Rowe Price 2040 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/26	12/31/25	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Standard Class	1,118,438	1,885,780	2,163,453	2,853,424	581,484	1,844,083
Service Class	13,092	47,991	87,828	196,006	53,032	181,214
Shares reinvested:
Standard Class	—	673,032	—	1,003,420	—	568,985
Service Class	—	116,395	—	182,043	—	179,733
	1,131,530	2,723,198	2,251,281	4,234,893	634,516	2,774,015
Shares redeemed:
Standard Class	(1,770,442)	(2,201,264)	(2,643,002)	(2,835,305)	(731,788)	(1,882,546)
Service Class	(145,241)	(301,229)	(203,285)	(330,417)	(153,585)	(263,095)
	(1,915,683)	(2,502,493)	(2,846,287)	(3,165,722)	(885,373)	(2,145,641)
Net increase (decrease)	(784,153)	220,705	(595,006)	1,069,171	(250,857)	628,374

	LVIP T. Rowe Price 2050 Fund		LVIP T. Rowe Price 2060 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Standard Class	344,243	992,619	249,398	662,263
Service Class	42,829	113,434	27,519	62,806
Shares reinvested:
Standard Class	—	273,146	—	67,057
Service Class	—	100,869	—	5,057
	387,072	1,480,068	276,917	797,183
Shares redeemed:
Standard Class	(499,978)	(1,006,484)	(101,663)	(266,464)
Service Class	(79,994)	(149,149)	(20,160)	(32,207)
	(579,972)	(1,155,633)	(121,823)	(298,671)
Net increase (decrease)	(192,900)	324,435	155,094	498,512
LVIP T. Rowe Price Target Date Funds-25

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP T. Rowe Price Target Date Funds-26

LVIP U.S. Growth Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP U.S. Growth Allocation Managed Risk Fund

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.70%
INVESTMENT COMPANIES–96.70%
Equity Funds–69.55%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	4,974,981	$249,684,365
LVIP Baron Growth Opportunities Fund	807,728	45,491,210
LVIP Channing Small Cap Value Fund	1,289,699	19,756,899
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,661,833	48,277,673
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	4,479,586	80,690,783
LVIP MFS Value Fund	4,623,923	270,804,660
LVIP State Street Mid-Cap Index Fund	2,932,610	44,282,405
LVIP State Street Nasdaq-100 Index Fund	628,068	12,909,932
LVIP State Street S&P 500 Index Fund	8,532,083	316,557,348
LVIP State Street Small-Cap Index Fund	715,875	30,509,861
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,297,697	77,372,656
LVIP Wellington SMID Cap Value Fund	4,001,596	119,055,495
		1,315,393,287
Fixed Income Funds–26.92%
*Lincoln Bain Capital Total Credit Fund	3,195,295	32,560,053
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	462,862	4,460,139
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Core Bond Fund	5,662,394	$66,601,081
LVIP JPMorgan Core Bond Fund	28,482,585	285,224,608
LVIP JPMorgan High Yield Fund	1,370,808	14,032,965
LVIP State Street Bond Index Fund	10,464,100	106,221,077
		509,099,923
Global Equity Fund–0.23%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	519,169	4,480,427
		4,480,427
Total Affiliated Investments (Cost $1,313,581,883)		1,828,973,637

UNAFFILIATED INVESTMENT–3.12%
INVESTMENT COMPANY–3.12%
Money Market Fund–3.12%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	58,887,319	58,887,319
Total Unaffiliated Investment (Cost $58,887,319)		58,887,319

TOTAL INVESTMENTS–99.82% (Cost $1,372,469,202)	1,887,860,956
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	3,476,235
NET ASSETS APPLICABLE TO 135,672,966 SHARES OUTSTANDING–100.00%	$1,891,337,191

✧✧Standard Class shares.
*Class I shares.
LVIP U.S. Growth Allocation Managed Risk Fund-1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
68	CME E-mini Russell 2000 Index Futures	$10,355,040	$10,003,366	9/18/26	$351,674	$—
93	CME E-mini S&P 500 Index Futures	35,099,363	34,682,880	9/18/26	416,483	—
33	CME E-mini S&P MidCap 400 Index Futures	12,820,500	12,538,490	9/18/26	282,010	—
Total Futures Contracts					$1,050,167	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-2

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
ASSETS:
Affiliated investments, at value	$1,828,973,637
Unaffiliated investments, at value	58,887,319
Cash collateral held at broker for futures contracts	3,787,178
Receivable for securities sold	620,450
Variation margin due from broker on futures contracts	377,560
Dividends and interest receivable	174,118
Receivable for fund shares sold	58,204
Prepaid expenses	4,704
TOTAL ASSETS	1,892,883,170
LIABILITIES:
Due to manager and affiliates	798,156
Payable for fund shares redeemed	697,843
Other accrued expenses payable	24,929
Payable for audit fee	14,229
Payable for fund accounting fee	10,822
TOTAL LIABILITIES	1,545,979
TOTAL NET ASSETS	$1,891,337,191
Affiliated investments, at cost	$1,313,581,883
Unaffiliated investments, at cost	58,887,319
Standard Class:
Net Assets	$21,485,814
Shares Outstanding	1,536,958
Net Asset Value Per Share	$13.979
Service Class:
Net Assets	$1,869,851,377
Shares Outstanding	134,136,008
Net Asset Value Per Share	$13.940
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$1,360,466,584
Distributable earnings/(accumulated loss)	530,870,607
TOTAL NET ASSETS	$1,891,337,191
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-3

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$1,071,723
Dividends from affiliated investments	321,228
1,392,951
EXPENSES:
Management fees	2,318,062
Distribution fees-Service Class	2,292,324
Shareholder servicing fees	268,895
Accounting and administration expenses	108,828
Professional fees	36,584
Trustees’ fees and expenses	26,926
Reports and statements to shareholders	12,502
Custodian fees	7,519
Consulting fees	4,349
Pricing fees	2,560
Other	24,832
5,103,381
Less:
Management fees waived	(92,723)
Total operating expenses	5,010,658
NET INVESTMENT LOSS	(3,617,707)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	29,377,575
Futures contracts	5,143,142
Net realized gain	34,520,717
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	98,374,727
Futures contracts	1,528,488
Net change in unrealized appreciation (depreciation)	99,903,215
NET REALIZED AND UNREALIZED GAIN	134,423,932
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$130,806,225
See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,617,707)	$22,377,280
Net realized gain	34,520,717	135,919,116
Net change in unrealized appreciation (depreciation)	99,903,215	(7,773,350)
Net increase in net assets resulting from operations	130,806,225	150,523,046
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(944,666)
Service Class	—	(83,346,314)
	—	(84,290,980)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,053,924	1,588,565
Service Class	21,968,321	37,260,939
Reinvestment of dividends and distributions:
Standard Class	—	944,666
Service Class	—	83,346,314
	25,022,245	123,140,484
Cost of shares redeemed:
Standard Class	(3,616,974)	(1,887,404)
Service Class	(141,072,962)	(234,229,888)
	(144,689,936)	(236,117,292)
Decrease in net assets derived from capital share transactions	(119,667,691)	(112,976,808)
NET INCREASE (DECREASE) IN NET ASSETS	11,138,534	(46,744,742)
NET ASSETS:
Beginning of period	1,880,198,657	1,926,943,399
End of period	$1,891,337,191	$1,880,198,657
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-4

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.018	$12.569	$11.338	$10.008	$13.421	$12.092
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.009)	0.183	0.227	0.150	0.138	0.137
Net realized and unrealized gain (loss)	0.970	0.886	1.309	1.354	(2.840)	1.717
Total from investment operations	0.961	1.069	1.536	1.504	(2.702)	1.854
Less dividends and distributions from:
Net investment income	—	(0.222)	(0.305)	(0.174)	(0.155)	(0.358)
Net realized gain	—	(0.398)	—	—	(0.541)	(0.167)
Return of capital	—	—	—	—	(0.015)	—
Total dividends and distributions	—	(0.620)	(0.305)	(0.174)	(0.711)	(0.525)
Net asset value, end of period	$13.979	$13.018	$12.569	$11.338	$10.008	$13.421
Total return[3]	7.38%	8.54%	13.56%	15.02%	(20.13% )	15.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,486	$20,566	$19,231	$16,914	$14,915	$17,656
Ratio of expenses to average net assets[4]	0.29%	0.29%	0.29%	0.30%	0.29%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.30%	0.31%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	(0.14% )[5]	1.44%	1.85%	1.41%	1.23%	1.05%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.15% )[5]	1.43%	1.84%	1.40%	1.22%	1.04%
Portfolio turnover	6%	23%	17%	24%	22%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-5

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.997	$12.550	$11.322	$9.997	$13.406	$12.081
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.026)	0.150	0.196	0.123	0.110	0.104
Net realized and unrealized gain (loss)	0.969	0.884	1.306	1.350	(2.835)	1.714
Total from investment operations	0.943	1.034	1.502	1.473	(2.725)	1.818
Less dividends and distributions from:
Net investment income	—	(0.189)	(0.274)	(0.148)	(0.128)	(0.326)
Net realized gain	—	(0.398)	—	—	(0.541)	(0.167)
Return of capital	—	—	—	—	(0.015)	—
Total dividends and distributions	—	(0.587)	(0.274)	(0.148)	(0.684)	(0.493)
Net asset value, end of period	$13.940	$12.997	$12.550	$11.322	$9.997	$13.406
Total return[3]	7.26%	8.28%	13.27%	14.72%	(20.33% )	15.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,869,851	$1,859,633	$1,907,713	$1,773,488	$1,598,845	$2,004,437
Ratio of expenses to average net assets[4]	0.54%	0.54%	0.54%	0.55%	0.54%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.55%	0.55%	0.56%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.39% )[5]	1.19%	1.60%	1.16%	0.98%	0.80%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.40% )[5]	1.18%	1.59%	1.15%	0.97%	0.79%
Portfolio turnover	6%	23%	17%	24%	22%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-6

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed  to be a shareholder  of any other series. These financial statements  and the related notes pertain to the LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a management investment company registered  under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign  stocks,  bonds and money market instruments. A significant  portion  of the Underlying Funds employ  a passive investment style (i.e. index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded  futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP U.S. Growth Allocation Managed Risk Fund-7

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$73,734
Legal	12,266
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,411 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$371,103
Distribution fees payable to LFD	382,211
Shareholder servicing fees payable to Lincoln Life	44,842
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP U.S. Growth Allocation Managed Risk Fund-8

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.70%@
Equity Funds-69.55%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$252,910,221	$18,665,000	$30,489,916	$570,098	$8,028,962	$249,684,365	4,974,981	$—	$—
✧✧LVIP Baron Growth Opportunities Fund	45,257,328	8,336,745	3,161,818	(722,822)	(4,218,223)	45,491,210	807,728	—	—
✧✧LVIP Channing Small Cap Value Fund	18,622,023	1,826,219	4,151,128	1,224,688	2,235,097	19,756,899	1,289,699	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	44,295,610	5,518,827	5,606,146	205,277	3,864,105	48,277,673	2,661,833	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	76,270,217	310,589	12,757,789	2,764,642	14,103,124	80,690,783	4,479,586	—	—
✧✧LVIP MFS Value Fund	274,620,746	12,067,451	35,023,910	2,935,771	16,204,602	270,804,660	4,623,923	—	—
✧✧LVIP State Street Mid-Cap Index Fund	42,940,237	362,252	5,927,768	751,555	6,156,129	44,282,405	2,932,610	—	—
✧✧LVIP State Street Nasdaq-100 Index Fund	12,564,406	547,084	2,638,343	1,037,198	1,399,587	12,909,932	628,068	—	—
✧✧LVIP State Street S&P 500 Index Fund	323,406,514	4,929,053	43,060,329	19,786,429	11,495,681	316,557,348	8,532,083	—	—
✧✧LVIP State Street Small-Cap Index Fund	29,271,595	119,284	4,886,723	1,349,344	4,656,361	30,509,861	715,875	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	71,480,748	4,771,367	5,096,851	(275,105)	6,492,497	77,372,656	2,297,697	—	—
✧✧LVIP Wellington SMID Cap Value Fund	112,558,443	1,944,439	19,162,031	1,390,768	22,323,876	119,055,495	4,001,596	—	—
Fixed Income Funds-26.92%@
*Lincoln Bain Capital Total Credit Fund	22,152,455	10,341,824	—	—	65,774	32,560,053	3,195,295	321,228	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	9,051,301	78,502	4,796,679	(379,109)	506,124	4,460,139	462,862	—	—
✧✧LVIP Franklin Templeton Core Bond Fund	67,020,801	3,657,786	4,666,844	2,505	586,833	66,601,081	5,662,394	—	—
✧✧LVIP JPMorgan Core Bond Fund	286,974,943	16,517,864	19,995,338	(106,361)	1,833,500	285,224,608	28,482,585	—	—
✧✧LVIP JPMorgan High Yield Fund	18,333,944	460,817	5,122,651	134,945	225,910	14,032,965	1,370,808	—	—
✧✧LVIP State Street Bond Index Fund	109,627,901	11,332,483	15,403,027	(1,364,043)	2,027,763	106,221,077	10,464,100	—	—
Global Equity Fund-0.23%@
✧✧LVIP BlackRock Real Estate Fund	4,495,552	87,612	561,557	71,795	387,025	4,480,427	519,169	—	—
Total	$1,821,854,985	$101,875,198	$222,508,848	$29,377,575	$98,374,727	$1,828,973,637		$321,228	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
* Class I shares.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$101,875,198
Sales	222,508,848
LVIP U.S. Growth Allocation Managed Risk Fund-9

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,372,469,202
Aggregate unrealized appreciation of investments and derivatives	$516,979,964
Aggregate unrealized depreciation of investments and derivatives	(538,043)
Net unrealized appreciation of investments and derivatives	$516,441,921
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,796,413,584	$32,560,053	$—	$1,828,973,637
Unaffiliated Investment Company	58,887,319	—	—	58,887,319
Total Investments	$1,855,300,903	$32,560,053	$—	$1,887,860,956
Derivatives:
Assets:
Futures Contracts	$1,050,167	$—	$—	$1,050,167
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Growth Allocation Managed Risk Fund-10

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	231,712	123,288
Service Class	1,650,540	2,956,320
Shares reinvested:
Standard Class	—	72,354
Service Class	—	6,404,002
	1,882,252	9,555,964
Shares redeemed:
Standard Class	(274,549)	(145,914)
Service Class	(10,592,352)	(18,285,548)
	(10,866,901)	(18,431,462)
Net decrease	(8,984,649)	(8,875,498)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$1,050,167	Variation margin due from broker on futures contracts	$—

LVIP U.S. Growth Allocation Managed Risk Fund-11

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$5,143,142	$1,528,488
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$59,134,728	$—
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-12

LVIP Vanguard Allocation Funds
LVIP Vanguard Bond Allocation Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Vanguard Allocation Funds

LVIP Vanguard Bond Allocation Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.11%
Fixed Income Funds–99.83%
Vanguard Core Bond Fund	25,962,996	$467,333,931
Vanguard Intermediate-Term Bond ETF	2,256,659	173,085,746
Vanguard Long-Term Bond ETF	2,756,513	190,006,441
Vanguard Mortgage-Backed Securities ETF	3,888,864	182,037,724
Vanguard Short-Term Bond ETF	3,987,686	310,680,616
Vanguard Total International Bond ETF	4,825,284	233,688,504
		1,556,832,962
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.28%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	4,312,757	$4,312,757
		4,312,757
Total Investment Companies (Cost $1,686,284,145)		1,561,145,719

TOTAL INVESTMENTS–100.11% (Cost $1,686,284,145)	1,561,145,719
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(1,688,592)
NET ASSETS APPLICABLE TO 167,611,737 SHARES OUTSTANDING–100.00%	$1,559,457,127
NET ASSET VALUE PER SHARE–LVIP VANGUARD BOND ALLOCATION FUND STANDARD CLASS ($348,460,440 / 37,387,743 Shares)	$9.320
NET ASSET VALUE PER SHARE–LVIP VANGUARD BOND ALLOCATION FUND SERVICE CLASS ($1,210,996,687 / 130,223,994 Shares)	$9.299
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$1,712,819,148
Distributable earnings/(accumulated loss)	(153,362,021)
TOTAL NET ASSETS	$1,559,457,127

★Includes $2,847,027 payable for securities purchased, $175,083 payable for fund shares redeemed, $20,024 other accrued expenses payable,
$599,333 due to manager and affiliates, $11,708 payable for audit fee and $7,072 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-1

LVIP Vanguard Domestic Equity ETF Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.91%
Equity Funds–99.80%
Vanguard Extended Market ETF	170,786	$42,049,221
Vanguard Growth ETF	4,067,818	350,401,843
Vanguard Russell 3000	457,769	151,716,549
Vanguard S&P 500 ETF	379,879	260,904,696
Vanguard Small-Cap ETF	292,886	88,779,604
Vanguard Total Stock Market ETF	817,229	302,407,419
Vanguard Value ETF	1,464,521	319,163,062
		1,515,422,394
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.11%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	1,713,918	$1,713,918
		1,713,918
Total Investment Companies (Cost $1,050,898,675)		1,517,136,312

TOTAL INVESTMENTS–99.91% (Cost $1,050,898,675)	1,517,136,312
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	1,304,300
NET ASSETS APPLICABLE TO 54,711,642 SHARES OUTSTANDING–100.00%	$1,518,440,612
NET ASSET VALUE PER SHARE–LVIP VANGUARD DOMESTIC EQUITY ETF FUND STANDARD CLASS ($827,572,305 / 29,735,197 Shares)	$27.831
NET ASSET VALUE PER SHARE–LVIP VANGUARD DOMESTIC EQUITY ETF FUND SERVICE CLASS ($690,868,307 / 24,976,445 Shares)	$27.661
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$1,039,690,482
Distributable earnings/(accumulated loss)	478,750,130
TOTAL NET ASSETS	$1,518,440,612

★Includes $704,887 payable for fund shares redeemed, $20,607 other accrued expenses payable, $425,593 due to manager and affiliates,
$11,707 payable for audit fee and $6,336 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-2

LVIP Vanguard International Equity ETF Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.16%
International Equity Funds–100.04%
Vanguard FTSE All-World ex-US ETF	3,298,223	$276,226,176
Vanguard FTSE Developed Markets ETF	2,632,825	187,588,781
Vanguard FTSE Emerging Markets ETF	2,246,602	134,099,673
Vanguard FTSE European ETF	1,371,725	121,452,532
Vanguard FTSE Pacific ETF	741,237	85,753,709
Vanguard Total International Stock ETF	1,441,094	123,199,126
		928,319,997
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.12%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	1,061,682	$1,061,682
		1,061,682
Total Investment Companies (Cost $577,518,477)		929,381,679

TOTAL INVESTMENTS–100.16% (Cost $577,518,477)	929,381,679
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(1,473,247)
NET ASSETS APPLICABLE TO 54,094,099 SHARES OUTSTANDING–100.00%	$927,908,432
NET ASSET VALUE PER SHARE–LVIP VANGUARD INTERNATIONAL EQUITY ETF FUND STANDARD CLASS ($459,798,098 / 26,762,311 Shares)	$17.181
NET ASSET VALUE PER SHARE–LVIP VANGUARD INTERNATIONAL EQUITY ETF FUND SERVICE CLASS ($468,110,334 / 27,331,788 Shares)	$17.127
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$578,297,354
Distributable earnings/(accumulated loss)	349,611,078
TOTAL NET ASSETS	$927,908,432

★Includes $1,061,400 payable for securities purchased, $424,927 payable for fund shares redeemed, $12,606 other accrued expenses payable,
$270,068 due to manager and affiliates, $11,707 payable for audit fee and $6,288 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-3

LVIP Vanguard Allocation Funds
Statements of Operations
Six Months Ended June 30, 2026 (unaudited)
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$25,886,480	$8,495,502	$5,904,771
EXPENSES:
Management fees	1,888,026	1,767,888	1,101,115
Distribution fees-Service Class	1,474,060	815,806	558,792
Shareholder servicing fees	219,011	205,075	127,729
Accounting and administration expenses	85,990	79,176	54,343
Professional fees	30,422	29,276	24,085
Trustees’ fees and expenses	21,415	19,686	12,091
Reports and statements to shareholders	14,323	10,216	9,410
Custodian fees	3,694	10,193	12,555
Consulting fees	2,779	2,738	2,565
Pricing fees	1,475	1,351	807
Other	13,385	97,869	8,578
	3,754,580	3,039,274	1,912,070
Less:
Management fees waived	—	(353,578)	(220,223)
Total operating expenses	3,754,580	2,685,696	1,691,847
NET INVESTMENT INCOME	22,131,900	5,809,806	4,212,924
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from investments	(5,444,415)	6,334,674	5,953,999
Net change in unrealized appreciation (depreciation) of:
Investments	(7,040,086)	142,081,789	106,577,619
NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,484,501)	148,416,463	112,531,618
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,647,399	$154,226,269	$116,744,542
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-4

LVIP Vanguard Allocation Funds
Statements of Changes in Net Assets
	LVIP Vanguard Bond Allocation Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$22,131,900	$54,955,594	$5,809,806	$11,088,102	$4,212,924	$22,768,127
Net realized gain (loss)	(5,444,415)	(16,101,270)	6,334,674	4,620,237	5,953,999	15,382,544
Net change in unrealized appreciation (depreciation)	(7,040,086)	43,943,223	142,081,789	180,601,736	106,577,619	163,228,740
Net increase in net assets resulting from operations	9,647,399	82,797,547	154,226,269	196,310,075	116,744,542	201,379,411
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(11,187,809)	—	(312,109,731)	—	(14,084,450)
Service Class	—	(37,868,571)	—	(281,659,872)	—	(13,496,441)
	—	(49,056,380)	—	(593,769,603)	—	(27,580,891)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	41,852,166	80,692,857	56,499,311	100,951,115	33,743,484	61,730,021
Service Class	108,085,696	191,880,582	44,216,955	88,606,406	46,923,165	66,931,873
Reinvestment of dividends and distributions:
Standard Class	—	11,187,809	—	312,109,731	—	14,084,450
Service Class	—	37,868,571	—	281,659,872	—	13,496,441
	149,937,862	321,629,819	100,716,266	783,327,124	80,666,649	156,242,785
Cost of shares redeemed:
Standard Class	(20,711,359)	(52,254,520)	(45,271,161)	(87,583,521)	(48,702,427)	(68,001,541)
Service Class	(81,861,853)	(142,655,594)	(65,977,747)	(115,292,512)	(59,340,275)	(81,559,560)
	(102,573,212)	(194,910,114)	(111,248,908)	(202,876,033)	(108,042,702)	(149,561,101)
Increase (decrease) in net assets derived from capital share transactions	47,364,650	126,719,705	(10,532,642)	580,451,091	(27,376,053)	6,681,684
NET INCREASE IN NET ASSETS	57,012,049	160,460,872	143,693,627	182,991,563	89,368,489	180,480,204
NET ASSETS:
Beginning of period	1,502,445,078	1,341,984,206	1,374,746,985	1,191,755,422	838,539,943	658,059,739
End of period	$1,559,457,127	$1,502,445,078	$1,518,440,612	$1,374,746,985	$927,908,432	$838,539,943
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-5

LVIP Vanguard Bond Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Bond Allocation Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.252	$9.012	$9.221	$8.981	$10.878	$11.206
Income (loss) from investment operations:
Net investment income[2]	0.144	0.383	0.354	0.312	0.195	0.160
Net realized and unrealized gain (loss)	(0.076)	0.187	(0.224)	0.228	(1.649)	(0.303)
Total from investment operations	0.068	0.570	0.130	0.540	(1.454)	(0.143)
Less dividends and distributions from:
Net investment income	—	(0.330)	(0.339)	(0.300)	(0.195)	(0.158)
Net realized gain	—	—	—	—	(0.248)	(0.027)
Total dividends and distributions	—	(0.330)	(0.339)	(0.300)	(0.443)	(0.185)
Net asset value, end of period	$9.320	$9.252	$9.012	$9.221	$8.981	$10.878
Total return[3]	0.73%	6.33%	1.42%	6.00%	(13.37% )	(1.29% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$348,460	$324,858	$278,304	$237,906	$199,220	$227,649
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.30%	0.31%	0.30%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.30%	0.31%	0.30%	0.30%
Ratio of net investment income to average net assets	3.13% [5]	4.12%	3.83%	3.41%	2.00%	1.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.13% [5]	4.12%	3.83%	3.41%	2.00%	1.43%
Portfolio turnover	2%	6%	4%	4%	10%	88%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-6

LVIP Vanguard Bond Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Bond Allocation Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.243	$9.005	$9.214	$8.976	$10.871	$11.201
Income (loss) from investment operations:
Net investment income[2]	0.132	0.359	0.330	0.288	0.171	0.132
Net realized and unrealized gain (loss)	(0.076)	0.186	(0.222)	0.228	(1.648)	(0.304)
Total from investment operations	0.056	0.545	0.108	0.516	(1.477)	(0.172)
Less dividends and distributions from:
Net investment income	—	(0.307)	(0.317)	(0.278)	(0.170)	(0.131)
Net realized gain	—	—	—	—	(0.248)	(0.027)
Total dividends and distributions	—	(0.307)	(0.317)	(0.278)	(0.418)	(0.158)
Net asset value, end of period	$9.299	$9.243	$9.005	$9.214	$8.976	$10.871
Total return[3]	0.61%	6.06%	1.18%	5.73%	(13.58% )	(1.54% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,210,997	$1,177,587	$1,063,680	$958,522	$851,844	$1,030,920
Ratio of expenses to average net assets[4]	0.55%	0.55%	0.55%	0.56%	0.55%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.55%	0.55%	0.56%	0.55%	0.55%
Ratio of net investment income to average net assets	2.88% [5]	3.87%	3.58%	3.16%	1.75%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.88% [5]	3.87%	3.58%	3.16%	1.75%	1.18%
Portfolio turnover	2%	6%	4%	4%	10%	88%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-7

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$25.022	$38.119	$31.738	$25.816	$32.366	$26.296
Income (loss) from investment operations:
Net investment income[2]	0.120	0.335	0.405	0.394	0.356	0.322
Net realized and unrealized gain (loss)	2.689	5.400	6.606	6.115	(6.431)	6.438
Total from investment operations	2.809	5.735	7.011	6.509	(6.075)	6.760
Less dividends and distributions from:
Net investment income	—	(0.234)	(0.425)	(0.400)	(0.352)	(0.379)
Net realized gain	—	(18.598)	(0.205)	(0.187)	(0.123)	(0.311)
Total dividends and distributions	—	(18.832)	(0.630)	(0.587)	(0.475)	(0.690)
Net asset value, end of period	$27.831	$25.022	$38.119	$31.738	$25.816	$32.366
Total return[3]	11.23%	16.47%	22.10%	25.22%	(18.74% )	25.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$827,572	$732,542	$615,074	$516,504	$414,472	$473,107
Ratio of expenses to average net assets[4]	0.26%	0.26%	0.26%	0.26%	0.26%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	0.94% [5]	1.00%	1.13%	1.37%	1.28%	1.08%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.89% [5]	0.95%	1.08%	1.32%	1.23%	1.03%
Portfolio turnover	5%	8%	92%	10%	13%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-8

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$24.899	$38.048	$31.684	$25.779	$32.314	$26.260
Income (loss) from investment operations:
Net investment income[2]	0.088	0.251	0.315	0.321	0.286	0.246
Net realized and unrealized gain (loss)	2.674	5.374	6.587	6.098	(6.416)	6.423
Total from investment operations	2.762	5.625	6.902	6.419	(6.130)	6.669
Less dividends and distributions from:
Net investment income	—	(0.176)	(0.333)	(0.327)	(0.282)	(0.304)
Net realized gain	—	(18.598)	(0.205)	(0.187)	(0.123)	(0.311)
Total dividends and distributions	—	(18.774)	(0.538)	(0.514)	(0.405)	(0.615)
Net asset value, end of period	$27.661	$24.899	$38.048	$31.684	$25.779	$32.314
Total return[3]	11.09%	16.18%	21.80%	24.91%	(18.95% )	25.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$690,868	$642,205	$576,681	$512,126	$422,918	$531,395
Ratio of expenses to average net assets[4]	0.51%	0.51%	0.51%	0.51%	0.51%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.56%	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income to average net assets	0.69% [5]	0.75%	0.88%	1.12%	1.03%	0.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.64% [5]	0.70%	0.83%	1.07%	0.98%	0.78%
Portfolio turnover	5%	8%	92%	10%	13%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-9

LVIP Vanguard International Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$15.044	$11.839	$11.714	$10.457	$12.901	$12.454
Income (loss) from investment operations:
Net investment income[2]	0.087	0.436	0.373	0.358	0.293	0.396
Net realized and unrealized gain (loss)	2.050	3.298	0.079	1.249	(2.441)	0.626
Total from investment operations	2.137	3.734	0.452	1.607	(2.148)	1.022
Less dividends and distributions from:
Net investment income	—	(0.484)	(0.327)	(0.350)	(0.284)	(0.364)
Net realized gain	—	(0.045)	—	—	(0.012)	(0.211)
Return of capital	—	—	—	—	(— )[3]	—
Total dividends and distributions	—	(0.529)	(0.327)	(0.350)	(0.296)	(0.575)
Net asset value, end of period	$17.181	$15.044	$11.839	$11.714	$10.457	$12.901
Total return[4]	14.21%	31.56%	3.86%	15.36%	(16.62% )	8.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$459,798	$416,591	$323,439	$290,532	$245,817	$265,041
Ratio of expenses to average net assets[5]	0.26%	0.26%	0.26%	0.27%	0.26%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%	0.31%	0.31%	0.32%	0.31%	0.31%
Ratio of net investment income to average net assets	1.08% [6]	3.18%	3.04%	3.18%	2.66%	2.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.03% [6]	3.13%	2.99%	3.13%	2.61%	2.92%
Portfolio turnover	4%	26%	6%	8%	6%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount rounds to less than $(0.001) per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-10

LVIP Vanguard International Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$15.016	$11.820	$11.695	$10.443	$12.883	$12.440
Income (loss) from investment operations:
Net investment income[2]	0.067	0.401	0.341	0.329	0.265	0.361
Net realized and unrealized gain (loss)	2.044	3.289	0.080	1.245	(2.436)	0.626
Total from investment operations	2.111	3.690	0.421	1.574	(2.171)	0.987
Less dividends and distributions from:
Net investment income	—	(0.449)	(0.296)	(0.322)	(0.257)	(0.333)
Net realized gain	—	(0.045)	—	—	(0.012)	(0.211)
Return of capital	—	—	—	—	(— )[3]	—
Total dividends and distributions	—	(0.494)	(0.296)	(0.322)	(0.269)	(0.544)
Net asset value, end of period	$17.127	$15.016	$11.820	$11.695	$10.443	$12.883
Total return[4]	14.06%	31.23%	3.62%	15.07%	(16.83% )	7.89%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$468,110	$421,949	$334,621	$321,232	$282,554	$330,229
Ratio of expenses to average net assets[5]	0.51%	0.51%	0.51%	0.52%	0.51%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%	0.56%	0.56%	0.57%	0.56%	0.56%
Ratio of net investment income to average net assets	0.83% [6]	2.93%	2.79%	2.93%	2.41%	2.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.78% [6]	2.88%	2.74%	2.88%	2.36%	2.67%
Portfolio turnover	4%	26%	6%	8%	6%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount rounds to less than $(0.001) per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-11

LVIP Vanguard Allocation Funds
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Vanguard Bond Allocation Fund , LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are management investment companies registered under the 1940 Act. Each Fund may sell their shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP Vanguard Bond Allocation Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign fixed-income securities. The Underlying Funds and ETFs will primarily be those of The Vanguard Group, Inc. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments.
The LVIP Vanguard Domestic Equity ETF Fund and the LVIP Vanguard International Equity ETF Fund operate under a fund of funds structure and invest a significant portion of their assets in ETFs which, in turn, invest in U.S. and foreign stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. In addition to ETFs investments, the Funds may invest in individual securities, such as money market instruments.
Financial statements for the Underlying Funds and the underlying ETFs can be found at www.sec.gov.
The investment objective of the LVIP Vanguard Bond Allocation Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.
The investment objective of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund is to seek long-term capital  appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Vanguard Allocation Funds-12

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Funds' investment portfolios, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of of each of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund's average daily net assets.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Administrative	$59,660	$55,194	$34,327
Legal	9,928	9,186	5,710
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2026, these fees were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Printing and mailing	$7,507	$3,776	$4,350
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP Vanguard Allocation Funds-13

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2026, each Fund had liabilities payable to affiliates as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Management fees payable to LFI	$316,525	$248,047	$151,787
Distribution fees payable to LFD	246,091	141,579	96,272
Shareholder servicing fees payable to Lincoln Life	36,717	35,967	22,009
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2026, the LVIP Vanguard International Equity ETF Fund engaged in securities purchases of $12,271 and securities sales of $548,660, which resulted in net realized gains of $88,890.
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Purchases	$101,326,909	$74,193,399	$32,921,784
Sales	32,856,403	83,251,260	55,611,235
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Cost of investments	$1,686,284,145	$1,050,898,675	$577,518,477
Aggregate unrealized appreciation of investments	$—	$466,237,637	$351,863,202
Aggregate unrealized depreciation of investments	(125,138,426)	—	—
Net Unrealized Appreciation (Depreciation) of investments	$(125,138,426)	$466,237,637	$351,863,202
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP Vanguard Allocation Funds-14

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2026:
Level 1	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Investments:
Assets:
Investment Companies	$1,561,145,719	$1,517,136,312	$929,381,679
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Vanguard Bond Allocation Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/26	12/31/25	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Standard Class	4,506,028	8,633,490	2,202,402	2,981,791	2,061,805	4,485,542
Service Class	11,645,022	20,588,171	1,726,901	2,603,129	2,881,583	4,865,466
Shares reinvested:
Standard Class	—	1,210,143	—	12,681,973	—	936,817
Service Class	—	4,100,092	—	11,520,593	—	899,598
	16,151,050	34,531,896	3,929,303	29,787,486	4,943,388	11,187,423
Shares redeemed:
Standard Class	(2,231,311)	(5,610,854)	(1,743,044)	(2,523,453)	(2,990,091)	(5,051,298)
Service Class	(8,830,427)	(15,399,681)	(2,542,370)	(3,488,440)	(3,649,999)	(5,973,443)
	(11,061,738)	(21,010,535)	(4,285,414)	(6,011,893)	(6,640,090)	(11,024,741)
Net increase (decrease)	5,089,312	13,521,361	(356,111)	23,775,593	(1,696,702)	162,682
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
LVIP Vanguard Allocation Funds-15

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Vanguard Allocation Funds-16

LVIP Wellington SMID Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Wellington SMID Cap Value Fund

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.53%
Aerospace & Defense–3.12%
†Ducommun, Inc.	14,191	$2,628,315
†Mercury Systems, Inc.	49,347	6,036,619
Moog, Inc. Class A	12,036	5,101,338
		13,766,272
Air Freight & Logistics–1.25%
Hub Group, Inc. Class A	126,394	5,534,793
		5,534,793
Automobile Components–0.46%
†Goodyear Tire & Rubber Co.	308,107	2,033,506
		2,033,506
Banks–12.22%
Ameris Bancorp	62,058	5,601,355
Columbia Banking System, Inc.	216,510	6,939,145
National Bank Holdings Corp. Class A	125,061	5,556,460
Pinnacle Financial Partners, Inc.	80,349	8,105,607
Renasant Corp.	131,117	5,577,717
Seacoast Banking Corp. of Florida	174,634	5,806,581
Southstate Bank Corp.	88,831	8,874,217
UMB Financial Corp.	52,239	7,457,640
		53,918,722
Building Products–3.82%
AAON, Inc.	30,265	3,839,418
†Builders FirstSource, Inc.	39,809	3,562,109
†Hayward Holdings, Inc.	262,618	4,545,918
†Trex Co., Inc.	98,197	4,913,778
		16,861,223
Capital Markets–0.71%
Stifel Financial Corp.	44,955	3,136,510
		3,136,510
Chemicals–3.09%
Avient Corp.	84,738	3,131,916
†Ingevity Corp.	47,295	3,531,518
Quaker Chemical Corp.	43,769	6,953,581
		13,617,015
Construction & Engineering–0.54%
†Fluor Corp.	45,567	2,387,255
		2,387,255
Construction Materials–1.61%
†James Hardie Industries PLC	271,706	7,113,263
		7,113,263
Consumer Finance–3.75%
Ally Financial, Inc.	129,611	5,955,625
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Bread Financial Holdings, Inc.	65,390	$7,085,007
†PRA Group, Inc.	184,994	3,513,036
		16,553,668
Consumer Staples Distribution & Retail–2.25%
†U.S. Foods Holding Corp.	96,978	9,916,001
		9,916,001
Containers & Packaging–1.03%
†O-I Glass, Inc.	473,632	4,561,076
		4,561,076
Diversified Consumer Services–1.14%
OneSpaWorld Holdings Ltd.	177,770	5,020,225
		5,020,225
Diversified REITs–0.78%
Essential Properties Realty Trust, Inc.	115,735	3,454,690
		3,454,690
Electrical Equipment–1.99%
Regal Rexnord Corp.	36,851	8,777,540
		8,777,540
Electronic Equipment, Instruments & Components–2.77%
Belden, Inc.	53,726	6,442,284
†Flex Ltd.	35,511	5,755,268
		12,197,552
Energy Equipment & Services–1.31%
Weatherford International PLC	70,783	5,768,815
		5,768,815
Financial Services–1.75%
Voya Financial, Inc.	85,368	7,728,365
		7,728,365
Gas Utilities–2.98%
Chesapeake Utilities Corp.	44,992	5,510,620
ONE Gas, Inc.	58,949	4,543,199
Spire, Inc.	39,632	3,094,863
		13,148,682
Ground Transportation–1.78%
Ryder System, Inc.	8,707	2,296,646
†XPO, Inc.	27,159	5,575,471
		7,872,117
Health Care Equipment & Supplies–5.08%
†Cooper Cos., Inc.	51,107	3,664,883
†ICU Medical, Inc.	43,298	6,347,487
†LivaNova PLC	46,618	3,833,398
LVIP Wellington SMID Cap Value Fund-1

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Omnicell, Inc.	113,459	$4,710,817
STERIS PLC	18,375	3,869,224
		22,425,809
Health Care Providers & Services–1.69%
†Acadia Healthcare Co., Inc.	124,740	3,683,572
†Molina Healthcare, Inc.	16,516	3,777,209
		7,460,781
Health Care REITs–1.62%
CareTrust REIT, Inc.	176,746	7,131,701
		7,131,701
Hotels, Restaurants & Leisure–2.87%
Texas Roadhouse, Inc.	30,236	5,842,502
Wyndham Hotels & Resorts, Inc.	80,845	6,807,958
		12,650,460
Household Durables–2.30%
Century Communities, Inc.	42,509	3,046,195
Somnigroup International, Inc.	90,741	7,114,094
		10,160,289
Industrial REITs–1.15%
First Industrial Realty Trust, Inc.	82,529	5,059,853
		5,059,853
Leisure Products–0.92%
†Malibu Boats, Inc. Class A	147,543	4,047,105
		4,047,105
Life Sciences Tools & Services–2.78%
†ICON PLC	43,436	7,545,268
Revvity, Inc.	42,247	4,700,401
		12,245,669
Machinery–3.93%
Helios Technologies, Inc.	61,965	5,530,376
IDEX Corp.	22,043	5,002,659
JBT Marel Corp.	46,963	6,809,635
		17,342,670
Metals & Mining–0.51%
Coeur Mining, Inc.	136,827	2,233,017
		2,233,017
Oil, Gas & Consumable Fuels–2.72%
†Antero Resources Corp.	167,483	5,885,353
Viper Energy, Inc. Class A	144,199	6,114,037
		11,999,390
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines–1.36%
†Allegiant Travel Co.	50,897	$5,985,487
		5,985,487
Professional Services–3.53%
†CACI International, Inc. Class A	12,971	6,008,945
ManpowerGroup, Inc.	114,406	3,863,491
TransUnion	78,963	5,696,391
		15,568,827
Residential REITs–1.50%
Camden Property Trust	57,906	6,629,658
		6,629,658
Retail REITs–1.55%
Brixmor Property Group, Inc.	217,397	6,854,527
		6,854,527
Semiconductors & Semiconductor Equipment–3.39%
Entegris, Inc.	28,643	5,151,730
MKS, Inc.	22,022	9,795,386
		14,947,116
Software–4.93%
Adeia, Inc.	210,718	6,938,944
†Dynatrace, Inc.	132,585	5,821,807
†PTC, Inc.	30,608	3,477,375
†Tyler Technologies, Inc.	18,767	5,488,597
		21,726,723
Specialty Retail–3.79%
†Boot Barn Holdings, Inc.	23,535	3,866,094
Dick's Sporting Goods, Inc.	27,989	6,348,185
†Valvoline, Inc.	164,729	6,513,385
		16,727,664
Textiles, Apparel & Luxury Goods–0.96%
Steven Madden Ltd.	100,653	4,237,491
		4,237,491
Trading Companies & Distributors–2.60%
Boise Cascade Co.	71,710	5,566,847
†EquipmentShare.com, Inc. Class A	79,076	1,554,634
WESCO International, Inc.	12,592	4,349,655
		11,471,136
Total Common Stock (Cost $333,701,884)		430,272,663

EXCHANGE-TRADED FUND–1.85%
iShares Russell 2000 Value ETF	36,861	8,153,653
Total Exchange-Traded Fund (Cost $8,126,654)		8,153,653
LVIP Wellington SMID Cap Value Fund-2

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.89%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	3,932,942	$3,932,942
Total Money Market Fund (Cost $3,932,942)		3,932,942

TOTAL INVESTMENTS–100.27% (Cost $345,761,480)	$442,359,258
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.27%)	(1,184,636)
NET ASSETS APPLICABLE TO 14,886,603 SHARES OUTSTANDING–100.00%	$441,174,622
NET ASSET VALUE PER SHARE–LVIP WELLINGTON SMID CAP VALUE FUND STANDARD CLASS ($271,125,438 / 9,112,540 Shares)	$29.753
NET ASSET VALUE PER SHARE–LVIP WELLINGTON SMID CAP VALUE FUND SERVICE CLASS ($170,049,184 / 5,774,063 Shares)	$29.451
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$309,990,151
Distributable earnings/(accumulated loss)	131,184,471
TOTAL NET ASSETS	$441,174,622

†Non-income producing.

★Includes $851,648 payable for securities purchased, $360,987 payable for fund shares redeemed, $6,429 other accrued expenses payable,
$284,300 due to manager and affiliates, $14,229 payable for audit fee and $10,078 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-3

LVIP Wellington SMID Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends	$2,645,899
EXPENSES:
Management fees	1,560,862
Distribution fees-Service Class	195,585
Shareholder servicing fees	58,501
Accounting and administration expenses	40,785
Custodian fees	30,494
Professional fees	22,454
Reports and statements to shareholders	7,679
Trustees’ fees and expenses	5,695
Consulting fees	2,779
Pricing fees	759
Other	9,497
1,935,090
Less:
Management fees waived	(171,132)
Total operating expenses	1,763,958
NET INVESTMENT INCOME	881,941
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	52,451,112
Net change in unrealized appreciation (depreciation) of investments	32,310,859
NET REALIZED AND UNREALIZED GAIN	84,761,971
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,643,912
See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington SMID Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$881,941	$3,212,015
Net realized gain	52,451,112	2,978,277
Net change in unrealized appreciation (depreciation)	32,310,859	3,637,363
Net increase in net assets resulting from operations	85,643,912	9,827,655
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(20,297,146)
Service Class	—	(12,661,205)
	—	(32,958,351)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,333,401	47,896,504
Service Class	8,026,824	23,983,805
Reinvestment of dividends and distributions:
Standard Class	—	20,297,146
Service Class	—	12,661,205
	19,360,225	104,838,660
Cost of shares redeemed:
Standard Class	(37,766,974)	(30,333,784)
Service Class	(21,531,774)	(26,647,088)
	(59,298,748)	(56,980,872)
Increase (decrease) in net assets derived from capital share transactions	(39,938,523)	47,857,788
NET INCREASE IN NET ASSETS	45,705,389	24,727,092
NET ASSETS:
Beginning of period	395,469,233	370,742,141
End of period	$441,174,622	$395,469,233
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-4

LVIP Wellington SMID Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington SMID Cap Value Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$24.198	$25.814	$25.365	$24.760	$31.474	$25.906
Income (loss) from investment operations:
Net investment income[2]	0.070	0.237	0.320	0.244	0.180	0.139
Net realized and unrealized gain (loss)	5.485	0.349	2.862	3.760	(3.536)	7.094
Total from investment operations	5.555	0.586	3.182	4.004	(3.356)	7.233
Less dividends and distributions from:
Net investment income	—	(0.242)	(0.342)	(0.240)	(0.200)	(0.152)
Net realized gain	—	(1.960)	(2.391)	(3.159)	(3.158)	(1.513)
Total dividends and distributions	—	(2.202)	(2.733)	(3.399)	(3.358)	(1.665)
Net asset value, end of period	$29.753	$24.198	$25.814	$25.365	$24.760	$31.474
Total return[3]	22.95%	2.42%	12.32%	17.24%	(10.00% )	28.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$271,125	$244,760	$221,042	$204,882	$168,753	$212,471
Ratio of expenses to average net assets	0.78%	0.78%	0.77%	0.79%	0.79%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.86%	0.87%	0.86%	0.88%	0.88%	0.87%
Ratio of net investment income to average net assets	0.53%	0.96%	1.21%	0.95%	0.64%	0.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.45%	0.87%	1.12%	0.86%	0.55%	0.37%
Portfolio turnover	123%	161%	148%	93%	85%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-5

LVIP Wellington SMID Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington SMID Cap Value Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$23.982	$25.609	$25.187	$24.614	$31.316	$25.785
Income (loss) from investment operations:
Net investment income[2]	0.037	0.174	0.252	0.179	0.109	0.062
Net realized and unrealized gain (loss)	5.432	0.343	2.835	3.732	(3.519)	7.057
Total from investment operations	5.469	0.517	3.087	3.911	(3.410)	7.119
Less dividends and distributions from:
Net investment income	—	(0.184)	(0.274)	(0.179)	(0.134)	(0.075)
Net realized gain	—	(1.960)	(2.391)	(3.159)	(3.158)	(1.513)
Total dividends and distributions	—	(2.144)	(2.665)	(3.338)	(3.292)	(1.588)
Net asset value, end of period	$29.451	$23.982	$25.609	$25.187	$24.614	$31.316
Total return[3]	22.80%	2.16%	12.04%	16.95%	(10.23% )	27.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$170,049	$150,710	$149,700	$149,343	$132,142	$159,303
Ratio of expenses to average net assets	1.03%	1.03%	1.02%	1.04%	1.04%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.11%	1.12%	1.11%	1.13%	1.13%	1.12%
Ratio of net investment income to average net assets	0.28%	0.71%	0.96%	0.70%	0.39%	0.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.20%	0.62%	0.87%	0.61%	0.30%	0.12%
Portfolio turnover	123%	161%	148%	93%	85%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-6

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington SMID Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Wellington SMID Cap Value Fund-7

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $7,421 for the six months ended June 30, 2026. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.05% of the first $25 million of the Fund's average daily net assets; 0.95% of the next $25 million; 0.85% of the next $50 million; 0.75% of the next $150 million; and 0.70% of the Fund's average daily net assets in excess of $250 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.115% on the first $100 million of the Fund’s average daily net assets and 0.075% of the Fund’s average daily net assets in excess of $100 million.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$15,861
Legal	2,637
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Wellington SMID Cap Value Fund-8

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,677 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$240,268
Distribution fees payable to LFD	33,875
Shareholder servicing fees payable to Lincoln Life	10,157
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2026, the Fund engaged in securities purchases of $961,586 and securities sales of $670,692, which resulted in net realized losses of $38,257.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$500,999,104
Sales	542,198,668
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$345,761,480
Aggregate unrealized appreciation of investments	$101,792,447
Aggregate unrealized depreciation of investments	(5,194,669)
Net unrealized appreciation of investments	$96,597,778
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP Wellington SMID Cap Value Fund-9

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$430,272,663	$—	$—	$430,272,663
Exchange-Traded Fund	8,153,653	—	—	8,153,653
Money Market Fund	3,932,942	—	—	3,932,942
Total Investments	$442,359,258	$—	$—	$442,359,258
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	432,235	1,955,734
Service Class	306,230	992,273
Shares reinvested:
Standard Class	—	844,949
Service Class	—	532,716
	738,465	4,325,672
Shares redeemed:
Standard Class	(1,434,360)	(1,248,966)
Service Class	(816,407)	(1,086,406)
	(2,250,767)	(2,335,372)
Net increase (decrease)	(1,512,302)	1,990,300
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
LVIP Wellington SMID Cap Value Fund-10

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Wellington SMID Cap Value Fund-11

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a special shareholder meeting on June 3, 2026, a vote was submitted to shareholders of the LVIP Multi-Manager Global Equity Managed Volatility Fund to approve the agreement and plan of reorganization for the merger of the LVIP Multi-Manager Global Equity Managed Volatility Fund into the LVIP Franklin Templeton Global Equity Managed Volatility Fund, as follows:

For	Against or Withheld	Abstain	Broker Non-Votes
4,585,642.802	81,961.101	246,697.096	0.000

At a special shareholder meeting on June 4, 2026, a vote was submitted to shareholders of the LVIP American Century Large Company Value Fund to approve the agreement and plan of reorganization for the merger of the LVIP American Century Large Company Value Fund into the LVIP American Century Value Fund, as follows:

For	Against or Withheld	Abstain	Broker Non-Votes
6,051,078.397	61,143.940	973,257.936	0.000

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Statement of Operations in the Fund’s financial statements lists Directors’ fees paid by the Fund.

Certain officers and trustees of the Fund Complex are also officers or directors of The Lincoln National Life Insurance Company and its affiliates and receive no compensation from the Fund Complex. The Fund Complex pays compensation to unaffiliated trustees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Lincoln Variable Insurance Products Trust
Board Considerations

ClearBridge Fund Adoptions — Sub-Advised Funds

LVIP ClearBridge Large Cap Value Fund

LVIP ClearBridge Large Cap Growth Fund

LVIP ClearBridge Appreciation Fund

LVIP ClearBridge Dividend Strategy Fund

Background

On September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”); and (ii) the approval of the investment sub-advisory agreement (together with the investment management agreement, the “Advisory Agreements”) with ClearBridge Investments, LLC (“ClearBridge”) for four new series of the Trust (each a “Fund” and collectively the “Funds”). The Board noted that each Fund was being formed to acquire the assets and liabilities (the “Transaction”) of an existing fund advised by ClearBridge (each an “Acquired Fund” and collectively the “Acquired Funds”) with substantially similar investment objective(s) and principal investment strategies.

The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI, Lincoln National Life Insurance Company (“Lincoln Life”) and ClearBridge prior to and during the meeting. Among other information, LFI, Lincoln Life and ClearBridge provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of ClearBridge at the meeting. The Board noted that LFI provided services to other funds in the Trust and ClearBridge provided services to a fund in the Trust and that the Board reviewed extensive information provided by LFI and ClearBridge in connection with the 2025 contract renewal process. The Board determined that, given the totality of the information provided in connection with the 2025 annual contract renewal process and with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LFI and ClearBridge to consider the approval of the Advisory Agreements.

Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LFI, the Board considered the nature, extent and quality of services expected to be provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a sub-adviser’s performance. The Board considered LFI’s rationale for proposing the organization of the Funds in connection with the adoption of the Acquired Funds. The Board reviewed the services to be provided by LFI in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LFI, and that Lincoln Life was proposed to provide administrative services to the Funds under a separate administration agreement. The Board concluded that the services provided by LFI were expected to be satisfactory.

Performance. The Board considered that LFI would not manage the day-to-day investment portfolio of the Funds and would delegate those duties to ClearBridge. The Board noted the oversight activities to be performed by LFI, including review of returns on a relative and absolute basis, evaluation of brokerage execution quality and compliance reviews.

Management Fee. The Board reviewed each Fund’s proposed investment management fee schedule and estimated net expense ratio giving effect to the expense limitation that LFI proposed for the Standard Class and Service Class of each Fund through at least April 30, 2028 (i.e., two years from the anticipated closing of the Transaction), and reviewed information comparing the investment management fee schedule and estimated net expense ratio to the median of a peer group provided by LFI.

The Board noted that the proposed effective investment management fee for the LVIP ClearBridge Large Cap Value Fund was the same as the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2028 (i.e., two years from the closing of the Transaction), was the same as the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for the LVIP ClearBridge Large Cap Growth Fund was two basis points above the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2028 (i.e., two years from the closing of the Transaction), was also two basis points above the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for the LVIP ClearBridge Appreciation Fund was two basis points above the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2028 (i.e., two years from the closing of the Transaction), was three basis points above the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for the LVIP ClearBridge Dividend Strategy Fund was above the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2028 (i.e., two years from the closing of the Transaction), was within range of the median expense ratio of the peer group.

In light of the nature, quality and extent of services to be provided by LFI, including sub-adviser oversight, the Board concluded that each Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Funds’ investors. The Board considered that LFI proposed to implement an expense limitation for each Fund’s Standard Class and Service Class shares through April 30, 2028 (i.e., two years from the closing of the Transaction), and concluded that economies of scale would be appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability to LFI with respect to each Fund and concluded that the estimated profitability of LFI in connection with the management of each Fund was not unreasonable. The Board also considered that ClearBridge and LFI would bear the costs associated with the Transaction.

Fallout Benefits. The Board considered LFI’s statement that the information LFI provided in connection with the 2025 contract renewal process regarding the benefits LFI and its affiliates receive because of their relationship with the Trust and its series was the same as those that would apply to the Funds.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LFI and ClearBridge with respect to the Funds, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by ClearBridge under the sub-advisory agreement. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board considered that ClearBridge currently serves as investment sub-adviser to the Acquired Funds. The Board concluded that the services to be provided by ClearBridge were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Funds had not commenced operations. The Board considered the performance of the Acquired Funds and that, at the closing of the Transaction, LFI anticipates that each Fund will be managed pursuant to substantially similar principal investment strategies. The Board reviewed each Acquired Fund’s investment performance over multiple time periods ended June 30, 2025 and the average performance of funds in its respective Morningstar category and benchmark index.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee for each Fund and comparable sub-advisory information provided by LFI. The Board considered that the sub-advisory fee schedules were negotiated between LFI and ClearBridge, an unaffiliated third party, and that LFI would compensate ClearBridge from its fees. The Board concluded that the proposed sub-advisory fee for each Fund was reasonable.

Profitability and Fallout Benefits. The Board noted that the proposed sub-advisory fee for each Fund was negotiated between LFI and ClearBridge, an unaffiliated third party, and that LFI would compensate ClearBridge from its fees. The Board noted management’s representation that any additional benefits ClearBridge expects to receive were consistent with those ClearBridge identified in connection with the 2025 15(c) process. The Board further noted ClearBridge’s statement at that time that its relationship with the Fund may enhance its name recognition in the investment community, allow for more favorable trade execution, provide additional access to the new issue market and research, which may positively affect Clearbridge’s ability to serve the Fund and other clients and obtains research with soft dollars.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Funds were fair and reasonable, and that approval of the Advisory Agreements was in the best interests of each Fund.

Lincoln Variable Insurance Products Trust

Board Considerations for the Appointment of Sub-Adviser

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Background

On December 8-9, 2025, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement between Lincoln Financial Investments Corporation (“LFI”) and Loomis, Sayles & Company, L.P. (“Loomis”) (the “Sub-Advisory Agreement”), with respect to the LVIP Franklin Templeton Global Equity Managed Volatility Fund (to be renamed the LVIP Global Equity Managed Volatility Fund) (the “Fund”), expected to take effect in the first quarter of 2026.

The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and Loomis prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LFI and Loomis provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided to the Fund. LFI also provided information regarding the sub-adviser selection process. The Board noted LFI’s reasons for recommending Loomis to serve as a sub-adviser for the Fund.

The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement for the Fund. In considering the approval of the proposed Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the proposed Sub-Advisory Agreement between LFI and Loomis on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by Loomis under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by Loomis, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources and investment approach of Loomis. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also noted that Loomis currently provides sub-advisory services to and employs the proposed investment strategy for other series in the Trust and that the Board reviewed extensive information provided by Loomis in connection with the 2025 contract renewal process. The Board concluded that the services to be provided by Loomis were expected to be satisfactory.

Sub-Advisory Fee and Economies of Scale. The Board considered comparable sub-advisory fee information provided by LFI and noted that, with respect to the proposed sub-advisory fee schedule, the schedule was lower than the current sub-advisory fees paid by the Fund. The Board also considered that an aggregate sub-advisory fee schedule would be applied to the LVIP Loomis Sayles Global Growth Fund, for which Loomis is also the sub-adviser, resulting in a sub-advisory fee reduction for the LVIP Loomis Sayles Global Growth Fund. The Board also considered that the proposed sub-advisory fee schedule was negotiated between LFI and Loomis, an unaffiliated third party, and that LFI would compensate Loomis from its fees. The Board concluded that the proposed sub-advisory fee schedule was reasonable.

Profitability and Fallout Benefits. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and Loomis, an unaffiliated third party, and that LFI would compensate Loomis from its fees. The Board reviewed materials provided by Loomis as to any additional benefits it would receive and noted Loomis’s statement that it may use the performance of the Fund in marketing materials and may use soft dollars to acquire brokerage and research products and services.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement were fair and reasonable, and that approval of the Sub-Advisory Agreement was in the best interest of the Fund.

Lincoln Variable Insurance Products Trust

Board Considerations for the Appointment of Sub-Adviser

LVIP Macquarie High Yield Fund

Background

On December 8-9, 2025, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement between Lincoln Financial Investments Corporation (“LFI”) and Nomura Corporate Research and Asset Management, Inc. (“NCRAM”) (the “Sub-Advisory Agreement”), with respect to the LVIP Macquarie High Yield Fund (to be renamed the LVIP Nomura High Yield Fund) (the “Fund”), expected to take effect in the first half of 2026.

The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and NCRAM prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LFI and NCRAM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided to the Fund. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board.

The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement for the Fund. In considering the approval of the proposed Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the proposed Sub-Advisory Agreement between LFI and NCRAM on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by NCRAM under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by NCRAM, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources and investment approach of NCRAM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by NCRAM were expected to be satisfactory.

Sub-Advisory Fee and Economies of Scale. The Board considered comparable sub-advisory fee information provided by LFI and noted that, with respect to the proposed sub-advisory fee schedule, the schedule was lower than the current sub-advisory fee schedule for the Fund. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and NCRAM, an unaffiliated third party, and that LFI would compensate NCRAM from its fees. The Board concluded that the proposed sub-advisory fee schedule was reasonable.

Profitability and Fallout Benefits. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and NCRAM, an unaffiliated third party, and that LFI would compensate NCRAM from its fees. The Board reviewed materials provided by NCRAM as to any additional benefits it would receive and noted LFI’s statement that it expects the benefits received by NCRAM to be similar to those of existing LVIP subadvisors, including economies of scale, enhanced reputation, and additional publicity that could lead NCRAM to win additional sub-advisory mandates.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement were fair and reasonable, and that approval of the Sub-Advisory Agreement was in the best interest of the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics - Not applicable to this semi-annual report.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable to this semi-annual report.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable to this semi-annual report.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)	/s/ John Morriss
John Morriss, President
(principal executive officer)

Date:	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John Morriss
John Morriss, President
(principal executive officer)

Date:	August 19, 2026

By (Signature and Title)	/s/ James Hoffmayer
James Hoffmayer, Chief Accounting Officer
(principal financial officer)

Date:	August 18, 2026